UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-5 Year TIPS Bond ETF

STIP | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$15,004,646,632
Number of Portfolio Holdings...
26
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of April 30, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
19.7%
1-2 Years...
22.2
2-3 Years...
21.5
3-4 Years...
18.9
4-5 Years...
17.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.13%, 10/15/30...
5.6%
1.63%, 04/15/30...
5.5
1.63%, 10/15/29...
5.4
2.13%, 04/15/29...
5.2
2.38%, 10/15/28...
5.1
1.63%, 10/15/27...
5.0
0.13%, 04/15/27...
4.8
1.25%, 04/15/28...
4.8
0.13%, 10/15/26...
4.8
0.13%, 01/15/31...
4.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-5 Year TIPS Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

STIP-04/26-SAR

iShares Core Universal USD Bond ETF

IUSB | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Core Universal USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Universal USD Bond ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$36,539,062,476
Number of Portfolio Holdings...
17,726
Portfolio Turnover Rate...
26%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Portfolio composition

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
11.6%
Aa...
55.8
A...
12.3
Baa...
12.3
Ba...
3.2
B...
2.1
Caa...
0.8
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
1.8
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.7%
Corporate Bonds...
31.4
U.S. Government Sponsored Agency Securities...
21.3
Foreign Government Obligations...
3.6
Foreign Agency Obligations...
2.6
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.2
Common Stocks...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Universal USD Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IUSB-04/26-SAR

iShares iBonds 2028 Term High Yield and Income ETF

IBHH | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$437,264,548
Number of Portfolio Holdings...
232
Portfolio Turnover Rate...
21%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
42.9
B...
42.9
Caa...
9.9
Ca...
0.0Footnote Reference(a)
Not Rated...
0.6
Short-Term and Other Assets...
3.1
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
CCO Holdings LLC, 5.00%, 02/01/28...
1.6%
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.5
DISH DBS Corp., 5.75%, 12/01/28...
1.5
TransDigm, Inc., 6.75%, 08/15/28...
1.4
Organon & Co., 4.13%, 04/30/28...
1.3
Allied Universal Holdco LLC, 4.63%, 06/01/28...
1.3
Sirius XM Radio LLC, 4.00%, 07/15/28...
1.2
Tenneco, Inc., 8.00%, 11/17/28...
1.2
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.1
Centene Corp., 2.45%, 07/15/28...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2028 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2026

IBHH-04/26-SAR

iShares iBonds 2029 Term High Yield and Income ETF

IBHI | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$435,761,749
Number of Portfolio Holdings...
400
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
34.8
B...
43.4
Caa...
14.8
Not Rated...
3.9
Short-Term and Other Assets...
2.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
2.0%
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.3
Centene Corp., 4.63%, 12/15/29...
1.3
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.1
American Airlines, Inc., 5.75%, 04/20/29...
1.0
TransDigm, Inc., 6.38%, 03/01/29...
1.0
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.9
Medline Borrower LP, 5.25%, 10/01/29...
0.9
Staples, Inc., 10.75%, 09/01/29...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2029 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2026

IBHI-04/26-SAR

iShares iBonds 2030 Term High Yield and Income ETF

IBHJ | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$136,014,560
Number of Portfolio Holdings...
299
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.4%
Ba...
42.0
B...
43.2
Caa...
8.3
Not Rated...
3.6
Short-Term and Other Assets...
2.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.4%
WULF Compute LLC, 7.75%, 10/15/30...
1.3
CCO Holdings LLC, 4.75%, 03/01/30...
1.1
1011778 BC ULC, 4.00%, 10/15/30...
1.1
EMRLD Borrower LP, 6.63%, 12/15/30...
1.1
DaVita, Inc., 4.63%, 06/01/30...
1.1
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30...
1.1
APLD ComputeCo LLC, 9.25%, 12/15/30...
1.0
CCO Holdings LLC, 4.50%, 08/15/30...
1.0
DirecTV Financing LLC, 8.88%, 02/01/30...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2030 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2026

IBHJ-04/26-SAR

iShares iBonds 2032 Term High Yield and Income ETF

IBHL | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$19,054,096
Number of Portfolio Holdings...
208
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
45.3
B...
37.1
Caa...
13.7
Not Rated...
0.8
Short-Term and Other Assets...
2.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
3.0%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.2
Carnival Corp., 5.75%, 08/01/32...
1.6
Discovery Global Holdings, Inc., 4.28%, 03/15/32...
1.4
CCO Holdings LLC, 4.50%, 05/01/32...
1.4
QXO Building Products, Inc., 6.75%, 04/30/32...
1.2
TransDigm, Inc., 6.63%, 03/01/32...
1.2
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.1
IQVIA, Inc., 6.25%, 06/01/32...
1.1
Block, Inc., 6.50%, 05/15/32...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2032 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2026

IBHL-04/26-SAR

iShares iBonds Dec 2032 Term Corporate ETF

IBDX | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,642,996,970
Number of Portfolio Holdings...
416
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.2%
Aa...
9.4
A...
35.5
Baa...
48.5
Ba...
2.2
Not Rated...
1.5
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Verizon Communications, Inc., 2.36%, 03/15/32...
1.2%
Meta Platforms, Inc., 4.60%, 11/15/32...
1.2
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.1
Meta Platforms, Inc., 3.85%, 08/15/32...
0.9
Oracle Corp., 4.80%, 09/26/32...
0.9
Amazon.com, Inc., 3.60%, 04/13/32...
0.7
Sprint Capital Corp., 8.75%, 03/15/32...
0.7
Oracle Corp., 6.25%, 11/09/32...
0.7
Amazon.com, Inc., 4.70%, 12/01/32...
0.7
Ford Motor Co., 3.25%, 02/12/32...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2026

IBDX-04/26-SAR

iShares iBonds Dec 2033 Term Corporate ETF

IBDY | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,065,284,103
Number of Portfolio Holdings...
381
Portfolio Turnover Rate...
6%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.7%
Aa...
8.4
A...
39.0
Baa...
48.4
Ba...
2.2
Not Rated...
0.8
Short-Term and Other Assets...
0.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.6%
Amgen, Inc., 5.25%, 03/02/33...
1.4
Meta Platforms, Inc., 4.88%, 05/15/33...
1.0
Amazon.com, Inc., 4.55%, 03/13/33...
1.0
AT&T, Inc., 2.55%, 12/01/33...
1.0
Oracle Corp., 5.35%, 05/04/33...
0.9
Abbott Laboratories, 4.30%, 03/15/33...
0.9
T-Mobile USA, Inc., 5.05%, 07/15/33...
0.8
Salesforce, Inc., 5.20%, 03/15/33...
0.8
Alphabet, Inc., 4.40%, 02/15/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2026

IBDY-04/26-SAR

iShares iBonds Dec 2035 Term Corporate ETF

IBCA | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$336,595,773
Number of Portfolio Holdings...
418
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.8%
Aa...
10.0
A...
35.2
Baa...
47.3
Ba...
2.0
Not Rated...
1.9
Short-Term and Other Assets...
1.8
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Meta Platforms, Inc., 4.88%, 11/15/35...
1.8%
Oracle Corp., 5.20%, 09/26/35...
1.1
Alphabet, Inc., 4.70%, 11/15/35...
0.9
Amazon.com, Inc., 4.65%, 11/20/35...
0.9
Broadcom, Inc., 3.14%, 11/15/35...
0.8
Broadcom, Inc., 5.20%, 07/15/35...
0.7
Synopsys, Inc., 5.15%, 04/01/35...
0.7
AT&T, Inc., 4.50%, 05/15/35...
0.7
AbbVie, Inc., 4.50%, 05/14/35...
0.7
Verizon Communications, Inc., 5.25%, 04/02/35...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2026

IBCA-04/26-SAR

iShares iBonds Dec 2026 Term Muni Bond ETF

IBMO | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$582,383,824
Number of Portfolio Holdings...
1,168
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.4%
AA+...
24.7
AA...
19.1
AA-...
10.0
A+...
4.2
A...
4.1
A-...
2.8
BBB+...
0.0Footnote Reference(a)
Not Rated...
10.1
Short-Term and Other Assets...
1.6
Table Summary
StateFootnote Reference(b)	Percent of Net Assets
New York...
17.9%
California...
9.8
Texas...
8.4
Pennsylvania...
5.5
Washington...
5.5
Massachusetts...
4.4
Florida...
4.2
Ohio...
3.5
Maryland...
2.4
Virginia...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMO-04/26-SAR

iShares iBonds Dec 2027 Term Muni Bond ETF

IBMP | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$631,830,088
Number of Portfolio Holdings...
1,645
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.2%
AA+...
19.3
AA...
14.3
AA-...
13.2
A+...
5.6
A...
4.9
A-...
2.6
BBB+...
0.1
Not Rated...
13.9
Short-Term and Other Assets...
1.9
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
11.9%
Texas...
11.7
New York...
7.9
Florida...
5.3
Illinois...
5.0
Washington...
4.6
Pennsylvania...
3.2
Maryland...
2.6
Virginia...
2.6
Ohio...
2.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMP-04/26-SAR

iShares iBonds Dec 2028 Term Muni Bond ETF

IBMQ | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$635,460,546
Number of Portfolio Holdings...
2,574
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.9%
AA+...
16.1
AA...
16.3
AA-...
14.2
A+...
6.7
A...
5.9
A-...
2.2
BBB+...
0.1
BBB...
0.1
Not Rated...
13.7
Short-Term and Other Assets...
0.8
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.2%
California...
9.3
New York...
7.8
Florida...
5.4
Washington...
5.1
Illinois...
4.2
Pennsylvania...
3.4
Ohio...
2.8
Maryland...
2.8
Virginia...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMQ-04/26-SAR

iShares iBonds Dec 2029 Term Muni Bond ETF

IBMR | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$441,137,707
Number of Portfolio Holdings...
1,719
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.4%
AA+...
15.3
AA...
18.9
AA-...
13.6
A+...
5.9
A...
3.9
A-...
2.1
BBB+...
0.1
BBB...
0.2
Not Rated...
14.4
Short-Term and Other Assets...
1.2
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.7%
California...
12.3
New York...
7.5
Illinois...
5.3
Washington...
4.8
Florida...
4.5
Pennsylvania...
3.7
Maryland...
2.9
Ohio...
2.8
Nevada...
2.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMR-04/26-SAR

iShares iBonds Dec 2031 Term Muni Bond ETF

IBMT | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$87,519,331
Number of Portfolio Holdings...
926
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.8%
AA+...
16.0
AA...
19.2
AA-...
14.0
A+...
6.2
A...
4.7
A-...
1.4
BBB+...
0.1
BBB...
0.1
Not Rated...
12.4
Short-Term and Other Assets...
1.1
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.3%
New York...
10.7
California...
9.9
Florida...
4.5
Washington...
4.4
Illinois...
4.0
Maryland...
3.6
Ohio...
3.5
North Carolina...
2.7
Pennsylvania...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMT-04/26-SAR

iShares iBonds Dec 2026 Term Treasury ETF

IBTG | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,295,268,076
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.6%
Aa...
93.3
Short-Term and Other Assets...
5.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 10/31/26...
4.6%
4.25%, 11/30/26...
4.6
3.50%, 09/30/26...
4.6
3.75%, 08/31/26...
4.2
4.63%, 06/30/26...
4.2
4.38%, 07/31/26...
3.9
4.88%, 05/31/26...
3.8
1.25%, 11/30/26...
3.8
1.13%, 10/31/26...
3.8
1.50%, 08/15/26...
3.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTG-04/26-SAR

iShares iBonds Dec 2027 Term Treasury ETF

IBTH | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,155,035,153
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.9%
Short-Term and Other Assets...
1.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 01/31/27...
2.9%
3.50%, 09/30/27...
2.7
3.50%, 10/31/27...
2.7
3.38%, 11/30/27...
2.7
3.88%, 03/31/27...
2.7
3.88%, 05/31/27...
2.7
3.75%, 04/30/27...
2.7
4.13%, 02/28/27...
2.7
4.13%, 01/31/27...
2.7
3.75%, 06/30/27...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTH-04/26-SAR

iShares iBonds Dec 2028 Term Treasury ETF

IBTI | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,678,859,089
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
8.4%
Aa...
90.1
Short-Term and Other Assets...
1.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
3.50%, 01/31/28...
4.6%
2.88%, 08/15/28...
2.8
2.88%, 05/15/28...
2.8
1.13%, 02/29/28...
2.7
2.75%, 02/15/28...
2.7
3.13%, 11/15/28...
2.7
1.25%, 04/30/28...
2.7
4.25%, 01/15/28...
2.7
4.25%, 02/15/28...
2.7
3.88%, 03/15/28...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTI-04/26-SAR

iShares iBonds Dec 2029 Term Treasury ETF

IBTJ | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,220,568,436
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.63%, 04/30/29...
4.8%
3.63%, 08/31/29...
4.7
4.13%, 11/30/29...
4.7
4.13%, 03/31/29...
4.7
4.13%, 10/31/29...
4.6
4.25%, 06/30/29...
4.5
4.50%, 05/31/29...
4.5
4.00%, 07/31/29...
4.5
4.25%, 02/28/29...
4.4
3.50%, 09/30/29...
4.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTJ-04/26-SAR

iShares iBonds Dec 2030 Term Treasury ETF

IBTK | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$860,383,504
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.8%
Short-Term and Other Assets...
1.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.00%, 02/28/30...
7.0%
0.88%, 11/15/30...
6.4
0.63%, 08/15/30...
6.0
4.00%, 05/31/30...
4.7
4.00%, 03/31/30...
4.7
4.25%, 01/31/30...
4.7
3.88%, 07/31/30...
4.7
3.88%, 06/30/30...
4.7
3.88%, 04/30/30...
4.7
0.63%, 05/15/30...
4.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2030 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTK-04/26-SAR

iShares iBonds Dec 2031 Term Treasury ETF

IBTL | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$554,673,617
Number of Portfolio Holdings...
21
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
9.0%
1.38%, 11/15/31...
8.5
1.63%, 05/15/31...
8.4
1.13%, 02/15/31...
8.4
3.75%, 01/31/31...
6.5
4.63%, 04/30/31...
4.3
4.63%, 05/31/31...
4.3
4.25%, 06/30/31...
4.3
4.13%, 10/31/31...
4.2
4.13%, 11/30/31...
4.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTL-04/26-SAR

iShares iBonds Dec 2032 Term Treasury ETF

IBTM | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$534,131,515
Number of Portfolio Holdings...
16
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 11/15/32...
11.4%
2.88%, 05/15/32...
10.9
1.88%, 02/15/32...
10.7
2.75%, 08/15/32...
10.3
4.38%, 01/31/32...
5.1
4.13%, 02/29/32...
5.1
4.13%, 03/31/32...
5.1
4.13%, 05/31/32...
5.1
4.00%, 04/30/32...
5.0
4.00%, 07/31/32...
5.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTM-04/26-SAR

iShares iBonds Dec 2033 Term Treasury ETF

IBTO | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$453,654,940
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
24%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
21.4%
U.S. Treasury Notes, 3.88%, 08/15/33...
19.4
U.S. Treasury Notes, 3.50%, 02/15/33...
17.8
U.S. Treasury Notes, 3.38%, 05/15/33...
17.6
U.S. Treasury Notes, 4.25%, 03/31/33...
7.6
U.S. Treasury Notes, 4.00%, 01/31/33...
7.5
U.S. Treasury Notes, 3.75%, 02/28/33...
7.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTO-04/26-SAR

iShares iBonds Dec 2035 Term Treasury ETF

IBTQ | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$220,073,717
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
25.4%
U.S. Treasury Notes, 4.25%, 05/15/35...
25.0
U.S. Treasury Notes, 4.00%, 11/15/35...
24.0
U.S. Treasury Notes, 4.25%, 08/15/35...
24.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTQ-04/26-SAR

iShares iBonds Dec 2045 Term Treasury ETF

IBGB | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$8,476,183
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.1%
Short-Term and Other Assets...
1.9
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 5.00%, 05/15/45...
15.2%
U.S. Treasury Bonds, 4.88%, 08/15/45...
14.6
U.S. Treasury Bonds, 4.63%, 11/15/45...
14.4
U.S. Treasury Bonds, 4.75%, 02/15/45...
14.3
U.S. Treasury Bonds, 3.00%, 11/15/45...
10.2
U.S. Treasury Bonds, 3.00%, 05/15/45...
10.2
U.S. Treasury Bonds, 2.88%, 08/15/45...
9.7
U.S. Treasury Bonds, 2.50%, 02/15/45...
9.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2045 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBGB-04/26-SAR

iShares iBonds Dec 2055 Term Treasury ETF

IBGL | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,953,072
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
24%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.0%
Short-Term and Other Assets...
2.0
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 05/15/55...
25.1%
U.S. Treasury Bonds, 4.63%, 02/15/55...
24.4
U.S. Treasury Bonds, 4.75%, 08/15/55...
24.3
U.S. Treasury Bonds, 4.63%, 11/15/55...
24.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2055 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBGL-04/26-SAR

iShares iBonds Oct 2026 Term TIPS ETF

IBIC | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$80,516,263
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
52.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
47.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2026 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIC-04/26-SAR

iShares iBonds Oct 2027 Term TIPS ETF

IBID | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$96,904,280
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.7%
Short-Term and Other Assets...
0.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
24.8%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.3
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.5
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.2
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
9.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2027 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBID-04/26-SAR

iShares iBonds Oct 2028 Term TIPS ETF

IBIE | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$146,300,596
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
17.3%
Aa...
82.3
Short-Term and Other Assets...
0.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
23.4%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
22.0
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.7
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
17.3
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
8.8
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2028 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIE-04/26-SAR

iShares iBonds Oct 2029 Term TIPS ETF

IBIF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$96,445,158
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.8%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
23.8
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.5
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
15.1
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.5
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2029 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIF-04/26-SAR

iShares iBonds Oct 2030 Term TIPS ETF

IBIG | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$124,321,684
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 10/15/30...
27.9%
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
27.7
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
23.1
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
21.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2030 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIG-04/26-SAR

iShares iBonds Oct 2031 Term TIPS ETF

IBIH | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$51,536,744
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
28%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
39.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
39.2
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/31...
21.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2031 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIH-04/26-SAR

iShares iBonds Oct 2032 Term TIPS ETF

IBII | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$39,221,460
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.7
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2032 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBII-04/26-SAR

iShares iBonds Oct 2033 Term TIPS ETF

IBIJ | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$49,835,555
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
50.0%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2033 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIJ-04/26-SAR

iShares iBonds Oct 2035 Term TIPS ETF

IBIL | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$36,002,290
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.4%
Short-Term and Other Assets...
0.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.88%, 07/15/35...
50.7%
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
48.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2035 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIL-04/26-SAR

iShares TIPS Bond ETF

TIP | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$14,952,210,172
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of April 30, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
50.2%
5-10 Years...
35.5
10-15 Years...
1.5
15-20 Years...
5.3
20-25 Years...
3.1
25-30 Years...
4.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.88%, 07/15/35...
4.1%
2.13%, 01/15/35...
4.1
1.88%, 07/15/34...
3.8
1.75%, 01/15/34...
3.7
1.13%, 10/15/30...
3.5
1.63%, 04/15/30...
3.5
1.13%, 01/15/33...
3.4
1.38%, 07/15/33...
3.4
0.63%, 07/15/32...
3.4
1.63%, 10/15/29...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares TIPS Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

TIP-04/26-SAR

iShares U.S. Treasury Bond ETF

GOVT | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$2	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$41,045,687,371
Number of Portfolio Holdings...
219
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of April 30, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.4%
1-5 Years...
56.1
5-10 Years...
22.5
10-15 Years...
3.4
15-20 Years...
5.0
More than 20 Years...
12.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.38%, 11/15/31...
5.3%
U.S. Treasury Notes, 2.63%, 02/15/29...
3.0
U.S. Treasury Notes, 2.75%, 02/15/28...
2.6
U.S. Treasury Notes, 3.13%, 11/15/28...
2.1
U.S. Treasury Notes, 2.88%, 05/15/28...
1.6
U.S. Treasury Bonds, 1.88%, 02/15/51...
1.6
U.S. Treasury Bonds, 2.50%, 05/15/46...
1.5
U.S. Treasury Bonds, 2.75%, 11/15/42...
1.5
U.S. Treasury Bonds, 3.75%, 11/15/43...
1.4
U.S. Treasury Bonds, 6.13%, 11/15/27...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Treasury Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

GOVT-04/26-SAR

iShares Yield Optimized Bond ETF

BYLD | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Fund performance

Key Fund statistics

Table Summary
Net Assets...
$389,278,492
Number of Portfolio Holdings...
13
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
20.1%
iShares 10+ Year Investment Grade Corporate Bond ETF...
11.3
iShares Floating Rate Bond ETF...
10.2
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
10.0
iShares Broad USD Investment Grade Corporate Bond ETF...
10.0
iShares 5-10 Year Investment Grade Corporate Bond ETF...
9.6
iShares Investment Grade Systematic Bond ETF...
8.7
iShares GNMA Bond ETF...
8.0
iShares 0-3 Month Treasury Bond ETF...
5.6
iShares Core Universal USD Bond ETF...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Yield Optimized Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

BYLD-04/26-SAR

iShares iBonds Dec 2032 Term Muni Bond ETF

IBMU | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,061,347
Number of Portfolio Holdings...
167
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.9%
AA+...
14.5
AA...
22.1
AA-...
10.5
A+...
3.8
A...
4.3
A-...
2.7
Not Rated...
18.8
Short-Term and Other Assets...
1.4
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
15.4%
California...
12.8
New York...
11.4
Washington...
5.9
Illinois...
5.7
Florida...
5.3
Ohio...
3.6
Pennsylvania...
3.2
Arizona...
3.1
Maryland...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMU-04/26-SAR

iShares iBonds Dec 2033 Term Muni Bond ETF

IBMV | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,801,529
Number of Portfolio Holdings...
131
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.6%
AA+...
18.3
AA...
22.4
AA-...
8.4
A+...
6.8
A...
4.3
A-...
1.5
Not Rated...
13.3
Short-Term and Other Assets...
1.4
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
14.5%
Texas...
13.1
New York...
12.5
Florida...
4.3
Washington...
4.0
Pennsylvania...
3.7
Ohio...
3.4
Illinois...
2.7
Arizona...
2.4
Maryland...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMV-04/26-SAR

iShares iBonds Dec 2034 Term Muni Bond ETF

IBMW | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Muni Bond ETF (the “Fund”) for the period of April 7, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Muni Bond ETF	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,782,498
Number of Portfolio Holdings...
124
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.2%
AA+...
14.6
AA...
22.2
AA-...
9.1
A+...
4.8
A...
7.9
A-...
1.4
Not Rated...
13.3
Short-Term and Other Assets...
1.5
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
15.9%
California...
12.7
New York...
11.0
Washington...
6.5
Florida...
6.4
Illinois...
5.2
Tennessee...
3.4
Arizona...
3.0
Minnesota...
2.9
Pennsylvania...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2034 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMW-04/26-SAR

iShares iBonds Dec 2035 Term Muni Bond ETF

IBMX | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Muni Bond ETF (the “Fund”) for the period of April 14, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Muni Bond ETF	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,002,842
Number of Portfolio Holdings...
140
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.6%
AA+...
13.6
AA...
17.7
AA-...
15.2
A+...
6.0
A...
5.0
A-...
0.4
Not Rated...
12.4
Short-Term and Other Assets...
2.1
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
18.3%
Texas...
17.3
New York...
11.4
Washington...
5.3
Ohio...
4.8
Florida...
3.5
Maryland...
3.0
Illinois...
2.7
Massachusetts...
2.3
Oklahoma...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

IBMX-04/26-SAR

iShares 0-1 Year TIPS Bond ETF

ICPI | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 0-1 Year TIPS Bond ETF (the “Fund”) for the period of November 19, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year TIPS Bond ETF	$4Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$8,143,920
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Maturity allocation

All holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
24.4
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
21.7
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.4
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-1 Year TIPS Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

ICPI-04/26-SAR

iShares iBonds Dec 2036 Term Treasury ETF

IBTR | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2036 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2036 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,743,711
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 02/15/36...
82.4%
U.S. Treasury Bonds, 4.50%, 02/15/36...
16.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2036 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBTR-04/26-SAR

iShares iBonds Dec 2046 Term Treasury ETF

IBGC | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2046 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2046 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,727,185
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
21%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.63%, 02/15/46...
27.4%
U.S. Treasury Bonds, 2.88%, 11/15/46...
19.2
U.S. Treasury Bonds, 2.50%, 05/15/46...
18.1
U.S. Treasury Bonds, 2.50%, 02/15/46...
17.1
U.S. Treasury Bonds, 2.25%, 08/15/46...
16.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2046 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBGC-04/26-SAR

iShares iBonds Dec 2056 Term Treasury ETF

IBGM | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2056 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2056 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,711,375
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 02/15/56...
98.6%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2056 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2026

IBGM-04/26-SAR

iShares iBonds 2033 Term High Yield and Income ETF

IBHM | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2033 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2033 Term High Yield and Income ETF	$3Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$11,442,855
Number of Portfolio Holdings...
157
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.7%
Ba...
54.0
B...
36.9
Caa...
5.0
Not Rated...
1.4
Short-Term and Other Assets...
2.0
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Nexstar Media, Inc., 6.50%, 09/15/33...
2.4%
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33...
2.3
TransDigm, Inc., 6.38%, 05/31/33...
1.9
Beach Acquisition Bidco LLC, 10.00%, 07/15/33...
1.8
Level 3 Financing, Inc., 6.88%, 06/30/33...
1.5
Jane Street Group, 6.75%, 05/01/33...
1.5
Carnival Corp., 6.13%, 02/15/33...
1.5
Rocket Cos., Inc., 6.38%, 08/01/33...
1.5
Michaels Cos., Inc. (The), 8.50%, 03/15/33...
1.4
CCO Holdings LLC, 7.00%, 02/01/33...
1.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2033 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2026

IBHM-04/26-SAR

iShares iBonds Oct 2036 Term TIPS ETF

IBIM | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2036 Term TIPS ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2036 Term TIPS ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$6,347,072
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.5%
Short-Term and Other Assets...
0.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.88%, 01/15/36...
99.5%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2036 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2026

IBIM-04/26-SAR

iShares iBonds Dec 2036 Term Corporate ETF

IBCB | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2036 Term Corporate ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2036 Term Corporate ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$33,870,078
Number of Portfolio Holdings...
215
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.9%
Aa...
10.4
A...
38.9
Baa...
44.4
Ba...
1.4
Not Rated...
1.5
Short-Term and Other Assets...
1.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Amazon.com, Inc., 4.88%, 03/13/36...
3.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36...
2.6
Oracle Corp., 5.70%, 02/04/36...
2.4
Salesforce, Inc., 5.55%, 03/15/36...
2.3
Alphabet, Inc., 4.80%, 02/15/36...
2.1
Abbott Laboratories, 4.65%, 03/15/36...
1.7
Honeywell Aerospace, Inc., 4.95%, 03/16/36...
1.6
Broadcom, Inc., 3.19%, 11/15/36...
1.2
Novartis Capital Corp., 4.90%, 03/18/36...
1.2
Verizon Communications, Inc., 5.00%, 01/15/36...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2036 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2026

IBCB-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares 0-1 Year TIPS Bond ETF | ICPI | NYSE Arca
iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
iShares TIPS Bond ETF | TIP | NYSE Arca
iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
0-1 Year TIPS Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/27 ................... USD 793 $ 806,911
U.S. Treasury Inflation Linked Notes
0.13% , 07/15/26 - 04/15/27 ............ 5,680 5,717,277
0.38% , 01/15/27 ................... 1,573 1,578,606
Total Long-Term Investments — 99 .5%
(Cost: $ 8,069,401 ) ............................... 8,102,794
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(a) (b)
................... 4,715 $ 4,715
Total Short-Term Securities — 0 .1%
(Cost: $ 4,715 ) .................................. 4,715
Total Investments — 99 .6%
(Cost: $ 8,074,116 ) ............................... 8,107,509
Other Assets Less Liabilities — 0.4% .................... 36,411
Net Assets — 100.0% ...............................
$ 8,143,920
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
11/19/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 4,715
(b)
$ — $ — $ — $ 4,715 4,715 $ 42 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 8,102,794 $ — $ 8,102,794
Short-Term Securities
Money Market Funds ...................................... 4,715 — — 4,715
$ 4,715 $ 8,102,794 $ — $ 8,107,509

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
0-5 Year TIPS Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 ................... USD 287,018 $ 292,142,003
1.75% , 01/15/28 ................... 270,077 274,402,971
3.63% , 04/15/28 ................... 276,828 291,373,220
2.50% , 01/15/29 ................... 250,488 260,660,821
3.88% , 04/15/29 ................... 317,494 343,350,010
U.S. Treasury Inflation Linked Notes
0.13% , 07/15/26 - 01/15/31 ............ 4,172,977 4,093,799,430
0.38% , 01/15/27 - 07/15/27 ............ 1,208,357 1,211,261,295
1.63% , 10/15/27 - 04/15/30 ............ 2,317,425 2,358,514,276
0.50% , 01/15/28 ................... 652,382 649,090,952
1.25% , 04/15/28 - 04/15/31 ............ 1,128,398 1,130,942,421
0.75% , 07/15/28 ................... 566,651 566,896,836
2.38% , 10/15/28 ................... 737,135 764,920,958
0.88% , 01/15/29 ................... 491,037 489,715,079
2.13% , 04/15/29 ................... 746,176 769,022,713
0.25% , 07/15/29 ................... 579,099 566,433,737
1.13% , 10/15/30 ................... 831,018 829,130,368
Total Long-Term Investments — 99 .2%
(Cost: $ 14,740,456,190 ) ............................ 14,891,657,090
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 550,684,818 $ 550,684,818
Total Short-Term Securities — 3 .7%
(Cost: $ 550,684,818 ) .............................. 550,684,818
Total Investments — 102 .9%
(Cost: $ 15,291,141,008 ) ............................ 15,442,341,908
Liabilities in Excess of Other Assets — (2.9) % ............. (437,695,276)
Net Assets — 100.0% ...............................
$ 15,004,646,632
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 630,810,823 $ — $ (80,126,005)
(a)
$ — $ — $ 550,684,818 550,684,818 $ 2,642,074
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 14,891,657,090 $ — $ 14,891,657,090
Short-Term Securities
Money Market Funds ...................................... 550,684,818 — — 550,684,818
$ 550,684,818 $ 14,891,657,090 $ — $ 15,442,341,908

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
TIPS Bond ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
1.75% , 01/15/28 ................... USD 167,141 $ 169,818,395
3.63% , 04/15/28 ................... 172,248 181,298,477
2.50% , 01/15/29 ................... 155,861 162,191,000
3.88% , 04/15/29 ................... 197,404 213,480,355
3.38% , 04/15/32 ................... 72,521 80,442,925
2.13% , 02/15/40 - 02/15/54 ............ 413,180 385,973,189
0.75% , 02/15/42 - 02/15/45 ............ 479,874 357,017,035
0.63% , 02/15/43 ................... 173,745 128,460,000
1.38% , 02/15/44 ................... 236,032 195,885,793
1.00% , 02/15/46 - 02/15/49 ............ 362,860 263,270,217
0.88% , 02/15/47 ................... 165,065 117,320,263
0.25% , 02/15/50 ................... 169,433 96,000,336
0.13% , 02/15/51 - 02/15/52 ............ 366,293 192,408,574
1.50% , 02/15/53 ................... 181,221 138,672,535
2.38% , 02/15/55 - 02/15/56 ............ 273,163 253,460,085
U.S. Treasury Inflation Linked Notes
0.38% , 07/15/27 ................... 394,522 395,017,825
1.63% , 10/15/27 - 04/15/30 ............ 1,441,966 1,467,532,970
0.50% , 01/15/28 ................... 406,875 404,822,496
1.25% , 04/15/28 - 04/15/31 ............ 711,856 713,391,810
0.75% , 07/15/28 ................... 352,586 352,738,550
2.38% , 10/15/28 ................... 458,665 475,953,954
0.88% , 01/15/29 ................... 305,538 304,715,000
2.13% , 04/15/29 - 01/15/35 ............ 1,057,177 1,085,881,969
0.25% , 07/15/29 ................... 360,331 352,450,660
0.13% , 01/15/30 - 01/15/32 ............ 2,295,787 2,174,453,045
1.13% , 10/15/30 - 01/15/33 ............ 1,040,918 1,024,695,481
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63% , 07/15/32 ................... USD 530,283 $ 504,669,681
1.38% , 07/15/33 ................... 512,895 505,459,127
1.75% , 01/15/34 ................... 543,678 545,576,862
1.88% , 07/15/34 - 01/15/36 ............ 1,590,014 1,597,401,257
Total Long-Term Investments — 99 .2%
(Cost: $ 15,955,919,626 ) ............................ 14,840,459,866
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 39,022,195 39,022,195
Total Short-Term Securities — 0 .3%
(Cost: $ 39,022,195 ) ............................... 39,022,195
Total Investments — 99 .5%
(Cost: $ 15,994,941,821 ) ............................ 14,879,482,061
Other Assets Less Liabilities — 0.5% .................... 72,728,111
Net Assets — 100.0% ...............................
$ 14,952,210,172
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 32,073,009 $ 6,949,186
(a)
$ — $ — $ — $ 39,022,195 39,022,195 $ 259,683
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
TIPS Bond ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 14,840,459,866 $ — $ 14,840,459,866
Short-Term Securities
Money Market Funds ...................................... 39,022,195 — — 39,022,195
$ 39,022,195 $ 14,840,459,866 $ — $ 14,879,482,061

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Treasury Bond ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 ................... USD 545,099 $ 563,538,881
5.50% , 08/15/28 ................... 3,831 3,966,247
5.00% , 05/15/37 ................... 67,375 70,885,764
4.38% , 02/15/38 - 08/15/43 ............ 530,023 516,654,524
4.50% , 05/15/38 - 11/15/54 ............ 220,880 205,774,578
3.50% , 02/15/39 ................... 33,266 29,838,042
4.25% , 05/15/39 - 08/15/54 ............ 496,060 445,016,168
4.63% , 02/15/40 - 11/15/55 ............ 766,454 725,990,475
1.13% , 05/15/40 - 08/15/40 ............ 348,158 216,700,603
3.88% , 08/15/40 - 05/15/43 ............ 64,116 57,861,791
1.38% , 11/15/40 - 08/15/50 ............ 280,338 163,152,614
1.88% , 02/15/41 - 11/15/51 ............ 1,557,272 882,845,727
4.75% , 02/15/41 - 02/15/56 ............ 732,535 707,766,685
2.25% , 05/15/41 - 02/15/52 ............ 302,233 196,770,233
2.00% , 11/15/41 - 08/15/51 ............ 422,538 261,696,823
3.13% , 11/15/41 - 02/15/43 ............ 193,265 153,608,149
2.38% , 02/15/42 - 05/15/51 ............ 40,898 26,089,691
3.25% , 05/15/42 ................... 7,632 6,248,133
2.75% , 11/15/42 - 11/15/47 ............ 926,004 692,080,912
2.88% , 05/15/43 - 05/15/52 ............ 973,416 705,575,703
3.63% , 08/15/43 - 05/15/53 ............ 310,509 245,884,148
3.75% , 11/15/43 ................... 664,818 571,198,467
3.38% , 05/15/44 - 11/15/48 ............ 164,969 131,796,066
3.00% , 11/15/44 - 08/15/52 ............ 507,159 364,245,418
2.50% , 02/15/46 - 05/15/46 ............ 920,513 626,220,830
1.63% , 11/15/50 ................... 138,634 71,450,612
4.00% , 11/15/52 ................... 295,306 250,617,728
4.13% , 08/15/53 ................... 128,264 111,083,206
U.S. Treasury Bonds STRIPS
0.00% , 08/15/35 - 05/15/43
(a)
........... 118,405 63,797,817
U.S. Treasury Notes
2.25% , 02/15/27 - 11/15/27 ............ 751,325 733,911,696
4.13% , 02/15/27 - 02/15/36 ............ 1,805,378 1,803,032,057
1.88% , 02/28/27 - 02/15/32 ............ 378,649 335,133,848
4.25% , 03/15/27 - 08/15/35 ............ 1,652,169 1,651,764,296
2.50% , 03/31/27 ................... 1,018 1,006,512
3.88% , 03/31/27 - 08/15/34 ............ 2,933,828 2,907,154,853
4.50% , 04/15/27 - 11/15/33 ............ 627,970 638,699,897
2.75% , 04/30/27 - 08/15/32 ............ 1,389,794 1,348,703,842
3.75% , 04/30/27 - 02/28/33 ............ 1,355,225 1,342,442,400
2.38% , 05/15/27 - 05/15/29 ............ 752,352 723,576,975
4.50% , 05/15/27
(b)
.................. 189,045 190,376,873
0.50% , 05/31/27 - 10/31/27 ............ 416,867 400,749,414
2.63% , 05/31/27 - 07/31/29 ............ 1,692,396 1,634,705,778
4.63% , 06/15/27 - 02/15/35 ............ 585,668 596,291,331
3.25% , 06/30/27 - 06/30/29 ............ 71,157 70,647,077
4.38% , 07/15/27 - 05/15/34 ............ 979,693 989,859,588
0.38% , 07/31/27 ................... 81,441 78,011,091
3.13% , 08/31/27 - 08/31/29 ............ 1,344,297 1,318,885,300
3.63% , 08/31/27 - 12/31/30 ............ 1,348,598 1,333,050,497
3.38% , 09/15/27 - 05/15/33 ............ 994,904 973,113,062
3.50% , 09/30/27 - 02/15/33 ............ 2,131,370 2,096,838,629
0.63% , 12/31/27 - 08/15/30 ............ 790,306 720,260,818
3.38% , 12/31/27
(b)
.................. 184,945 183,435,296
0.75% , 01/31/28 ................... 20,106 19,047,794
4.00% , 02/29/28 - 11/15/35 ............ 3,230,739 3,213,388,411
1.25% , 03/31/28 - 08/15/31 ............ 1,047,317 981,507,224
2.88% , 05/15/28 - 05/15/32 ............ 905,979 877,092,417
1.00% , 07/31/28 ................... 270,390 253,649,057
1.13% , 08/31/28 - 02/15/31 ............ 257,972 227,415,319
1.38% , 10/31/28 - 11/15/31 ............ 2,828,204 2,473,542,595
1.50% , 11/30/28 - 02/15/30 ............ 543,355 506,513,803
1.63% , 08/15/29 - 05/15/31 ............ 434,059 389,702,381
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.88% , 10/31/30 ................... USD 199,805 $ 206,852,396
0.88% , 11/15/30 ................... 202,000 175,929,375
Total Long-Term Investments — 98 .6%
(Cost: $ 42,080,265,721 ) ............................ 40,464,647,937
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(c) (d) (e)
................. 153,633,685 153,633,685
Total Short-Term Securities — 0 .4%
(Cost: $ 153,633,685 ) .............................. 153,633,685
Total Investments — 99 .0%
(Cost: $ 42,233,899,406 ) ............................ 40,618,281,622
Other Assets Less Liabilities — 1.0% .................... 427,405,749
Net Assets — 100.0% ...............................
$ 41,045,687,371
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Treasury Bond ETF
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 143,201,699 $ 10,431,986
(a)
$ — $ — $ — $ 153,633,685 153,633,685 $ 1,921,401
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 40,464,647,937 $ — $ 40,464,647,937
Short-Term Securities
Money Market Funds ...................................... 153,633,685 — — 153,633,685
$ 153,633,685 $ 40,464,647,937 $ — $ 40,618,281,622

Statements of Assets and Liabilities
(unaudited)

April 30, 2026
9
Statements of Assets and Liabilities
See notes to financial statements.
iShares 0-1
Year TIPS Bond
ETF
iShares 0-5
Year TIPS Bond
ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 8,102,794 $ 14,891,657,090 $ 14,840,459,866 $ 40,464,647,937
Investments, at value — affiliated
(c)
............................................ 4,715 550,684,818 39,022,195 153,633,685
Cash ............................................................... — 10 — 3,512,190
Receivables: – – – –
Investment s sold ...................................................... 2,014,003 1,057,511 435,187,296 339,204,614
Securities lending income — affiliated ........................................ — — — 32,534
Capital shares sold ..................................................... — 9,549 197,748 107,708
Dividends — affiliated ................................................... 16 941,436 68,016 285,576
Interest — unaffiliated ................................................... 10,597 16,341,232 35,100,279 400,817,796
Total a ssets ...........................................................
10,132,125 15,460,691,646 15,350,035,400 41,362,242,040
LIABILITIES
Collateral on securities loaned ............................................... — — — 54,760,390
Payables: – – – –
Investments purchased .................................................. 1,987,640 455,680,024 395,677,911 260,100,280
Capital shares redeemed ................................................. — — 20,141 11,968
Interest expense ...................................................... — — 1,151 —
Investment advisory fees ................................................. 565 364,990 2,126,025 1,682,031
Total li abilities ..........................................................
1,988,205 456,045,014 397,825,228 316,554,669
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 8,143,920 $ 15,004,646,632 $ 14,952,210,172 $ 41,045,687,371
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 8,074,087 $ 15,024,198,849 $ 17,548,268,640 $ 44,178,170,960
Accumulated earnings (loss) ................................................ 69,833 (19,552,217) (2,596,058,468) (3,132,483,589)
NET ASSETS ..........................................................
$ 8,143,920 $ 15,004,646,632 $ 14,952,210,172 $ 41,045,687,371
NET ASSET VALUE
Shares outstanding ......................................................
160,000 144,200,000 134,100,000 1,799,000,000
Net asset value .........................................................
$ 50.90 $ 104.05 $ 111.50 $ 22.82
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 8,069,401 $ 14,740,456,190 $ 15,955,919,626 $ 42,080,265,721
(b)
  Securities loaned, at value ............................................ $ — $ — $ — $ 52,666,152
(c)
  Investments, at cost — affiliated ......................................... $ 4,715 $ 550,684,818 $ 39,022,195 $ 153,633,685

Statements of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
10
iShares 0-1 Year
TIPS Bond ETF
(a)
iShares 0-5 Year
TIPS Bond ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 42 $ 2,629,718 $ 258,291 $ 1,709,691
Interest — unaffiliated ............................................. 45,995
(b)
200,257,098
(b)
174,073,535
(b)
657,137,141
Securities lending income — affiliated — net ............................. — 12,356 1,392 211,710
Total investment income .............................................
46,037 202,899,172 174,333,218 659,058,542
EXPENSES
Investment advisory .............................................. 1,208 2,021,321 12,686,931 8,923,195
Total expenses ...................................................
1,208 2,021,355 12,687,412 8,923,343
Net investment income ..............................................
44,829 200,877,817 161,645,806 650,135,199
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,558 $ 98,243,142 $ (9,505,102) $ (610,883,369)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 8,165 $ (4,597,379) $ (64,085,411) $ (39,469,203)
In-kind redemptions — unaffiliated
(c)
................................. — 18,294,941 9,831,687 14,896,705
8,165 13,697,562 (54,253,724) (24,572,498)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 33,393 84,545,580 44,748,623 (586,310,871)
Net realized and unrealized gain (loss) ...................................
41,558 98,243,142 (9,505,101) (610,883,369)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 86,387 $ 299,120,959 $ 152,140,705 $ 39,251,830
(a)
For the period from November 19, 2025 (commencement of operations) to April 30, 2026.
(b)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(c)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares 0-1 Year TIPS
Bond ETF iShares 0-5 Year TIPS Bond ETF
Period from
11/19/25
(a)
to 04/30/26
(unaudited)
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 44,829 $ 200,877,817 $ 454,169,401
Net realized gain ................................................................. 8,165 13,697,562 11,150,575
Net change in unrealized appreciation (depreciation) ......................................... 33,393 84,545,580 223,095,579
Net increase in net assets resulting from operations ............................................
86,387 299,120,959 688,415,555
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(16,554)
(c)
(169,175,482)
(c)
(413,373,344)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
8,074,087 1,675,554,981 4,798,203,997
NET ASSETS
Total increase in net assets ............................................................ 8,143,920 1,805,500,458 5,073,246,208
Beginning of period .................................................................
— 13,199,146,174 8,125,899,966
End of period .....................................................................
$ 8,143,920 $ 15,004,646,632 $ 13,199,146,174
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares TIPS Bond ETF iShares U.S. Treasury Bond ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 161,645,806 $ 447,807,737 $ 650,135,199 $ 997,476,736
Net realized loss ................................................ (54,253,724) (597,015,453) (24,572,498) (273,245,093)
Net change in unrealized appreciation (depreciation) ........................ 44,748,623 910,325,953 (586,310,871) 697,032,865
Net increase in net assets resulting from operations ...........................
152,140,705 761,118,237 39,251,830 1,421,264,508
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(131,646,116)
(b)
(417,101,101) (619,146,282)
(b)
(983,091,495)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
851,784,811 (3,642,744,373) 8,613,453,599 3,805,438,108
NET ASSETS
Total increase (decrease) in net assets ................................... 872,279,400 (3,298,727,237) 8,033,559,147 4,243,611,121
Beginning of period ................................................
14,079,930,772 17,378,658,009 33,012,128,224 28,768,517,103
End of period ....................................................
$ 14,952,210,172 $ 14,079,930,772 $ 41,045,687,371 $ 33,012,128,224
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout the period)
13
Financial Highlights
iShares 0-1 Year
TIPS Bond ETF
Period from
11/19/25
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 50.00
Net investment income
(b)
...............................................................................................
0 .75
Net realized and unrealized gain
(c)
.........................................................................................
0.48
Net increase from investment operations ...................................................................................... 1.23
Distributions from net investment income
(d)
.................................................................................. (0.33)
(e)
Net asset value, end of period ............................................................................................ $ 50.90
Total Return
(f)
Based on net asset value ................................................................................................ 2.45%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .......................................................................................................
0.09%
(i)
Net investment income ..................................................................................................
3.34%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 8,144
Portfolio turnover rate
(j)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
14
iShares 0-5 Year TIPS Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 103.16  $ 100.69  $ 97.07  $ 97.18  $ 105.95  $ 103.32
Net investment income
(a)
.........................
1 .52  4 .00  2 .43  2 .88  6 .31  4 .52
Net realized and unrealized gain (loss)
(b)
...............
0.69  2.07  3.95  (0.40) (8.83) 2.17
Net increase (decrease) from investment operations ........ 2.21  6.07  6.38  2.48  (2.52) 6.69
Distributions from net investment income
(c)
............ (1.32)
(d)
(3.60) (2.76) (2.59) (6.25) (4.06)
Net asset value, end of period ...................... $ 104.05  $ 103.16  $ 100.69  $ 97.07  $ 97.18  $ 105.95
Total Return
(e)
Based on net asset value .......................... 2.17%
(f)
6.11% 6.67% 2.56% (2.51)% 6.55%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.03%
(h)
0.03% 0.03% 0.03% 0.03% 0.05%
Net investment income ............................
2.98%
(h)
3.91% 2.45% 2.95% 6.15% 4.28%
Supplemental Data
Net assets, end of period (000) ...................... $ 15,004,647  $ 13,199,146  $ 8,125,900  $ 9,139,034  $ 12,123,818  $ 7,495,692
Portfolio turnover rate
(i)
............................ 9% 20% 25% 30% 27% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
iShares TIPS Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 111.30  $ 108.28  $ 102.71  $ 106.26  $ 128.61  $ 125.29
Net investment income
(a)
........................
1 .26  3 .46  2 .56  3 .09  7 .63  4 .90
Net realized and unrealized gain (loss)
(b)
..............
(0.03) 2.78  5.96  (3.93) (21.96) 3.33
Net increase (decrease) from investment operations ....... 1.23  6.24  8.52  (0.84) (14.33) 8.23
Distributions from net investment income
(c)
........... (1.03)
(d)
(3.22) (2.95) (2.71) (8.02) (4.91)
Net asset value, end of period ..................... $ 111.50  $ 111.30  $ 108.28  $ 102.71  $ 106.26  $ 128.61
Total Return
(e)
Based on net asset value ......................... 1.11%
(f)
5.85% 8.41%
(g)
(0.87)% (11.62)% 6.67%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18%
(j)
0.19% 0.19% 0.19%
Net investment income ...........................
2.30%
(i)
3.17% 2.40% 2.89% 6.36% 3.84%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,952,210  $ 14,079,931  $ 17,378,658  $ 19,720,412  $ 24,981,866  $ 35,868,635
Portfolio turnover rate
(k)
........................... 11% 19% 22% 18% 20% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
16
iShares U.S. Treasury Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 23.18  $ 22.82  $ 21.72  $ 22.40  $ 26.46  $ 27.66
Net investment income
(a)
........................
0 .42  0 .80  0 .72  0 .59  0 .38  0 .25
Net realized and unrealized gain (loss)
(b)
..............
(0.38) 0.35  1.08  (0.70) (4.11) (0.96)
Net increase (decrease) from investment operations ....... 0.04  1.15  1.80  (0.11) (3.73) (0.71)
Distributions
(c)
– – – – – –
From net investment income .....................
( 0 .40 )
(d)
( 0 .79 ) ( 0 .70 ) ( 0 .57 ) ( 0 .33 ) ( 0 .25 )
From net realized gain ..........................
—  —  —  —  —  ( 0 .24 )
Total distributions .............................. (0.40) (0.79) (0.70) (0.57) (0.33) (0.49)
Net asset value, end of period ..................... $ 22.82  $ 23.18  $ 22.82  $ 21.72  $ 22.40  $ 26.46
Total Return
(e)
Based on net asset value ......................... 0.16%
(f)
5.16% 8.37% (0.54)% (14.21)% (2.58)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.05%
(h)
0.05% 0.05% 0.05% 0.05% 0.09%
Net investment income ...........................
3.64%
(h)
3.51% 3.15% 2.57% 1.57% 0.95%
Supplemental Data
Net assets, end of period (000) ..................... $ 41,045,687  $ 33,012,128  $ 28,768,517  $ 22,599,139  $ 21,241,914  $ 15,665,181
Portfolio turnover rate
(i)
........................... 9% 25% 18% 23% 50% 128%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
17
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent
iShares ETF
Diversification
Classification
0-1 Year TIPS Bond
(a)
.................................................................................................. Diversified
0-5 Year TIPS Bond ................................................................................................... Diversified
TIPS Bond ......................................................................................................... Diversified
U.S. Treasury Bond ................................................................................................... Diversified
(a)
The Fund commenced operations on November 19, 2025.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
18
representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Ot p
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Treasury Bond
State Street Bank & Trust Co. .............................. $ 52,666,152 $ (52,666,152) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-1 Year TIPS Bond ................................................................................................ 0 .09%
0-5 Year TIPS Bond ................................................................................................ 0 .03
U.S. Treasury Bond ................................................................................................ 0 .05
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.200000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.190000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.180500
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.171475
Over $ 281 billion .................................................................................................. 0.162901

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
20
interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
0-5 Year TIPS Bond ....................................................................................................... $ 2,269
TIPS Bond ............................................................................................................. 597
U.S. Treasury Bond ....................................................................................................... 60,200
U.S. Government Securities
iShares ETF Purchases Sales
0-5 Year TIPS Bond .................................................................................... $ 1,526,451,337 $ 1,248,125,677
TIPS Bond .......................................................................................... 1,592,637,985 1,656,395,612
U.S. Treasury Bond .................................................................................... 3,423,565,237 3,372,632,761
iShares ETF
In-kind
Purchases
In-kind
Sales
0-5 Year TIPS Bond .................................................................................... $ 2,770,011,012 $ 1,615,533,487
TIPS Bond .......................................................................................... 4,693,983,989 3,860,988,458
U.S. Treasury Bond .................................................................................... 9,557,188,033 1,173,076,990

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk:  The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
0-5 Year TIPS Bond ................................................................................................... $ (255,789,957)
TIPS Bond ......................................................................................................... (1,499,657,378)
U.S. Treasury Bond ................................................................................................... (1,612,106,435)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-1 Year TIPS Bond ................................................ $ 8,074,116 $ 33,522 $ (129) $ 33,393
0-5 Year TIPS Bond ................................................ 15,301,483,810 141,227,985 (369,887) 140,858,098
TIPS Bond ...................................................... 15,997,364,187 43,660,449 (1,161,542,575) (1,117,882,126)
U.S. Treasury Bond ................................................ 42,238,979,181 12,488,605 (1,633,186,164) (1,620,697,559)

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
22
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period Ended
04/30/26
iShares ETF Shares Amount
0-1 Year TIPS Bond
(a)
Shares sold .......................................................................... 160,000 $ 8,074,087
(a)
The Fund commenced operations on November 19, 2025.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
0-5 Year TIPS Bond
Shares sold 33,100,000 $ 3,407,971,419 61,900,000 $ 6,293,846,614
Shares redeemed
(16,850,000) (1,732,416,438) (14,650,000) (1,495,642,617)
16,250,000 $ 1,675,554,981 47,250,000 $ 4,798,203,997
TIPS Bond
Shares sold 42,800,000 $ 4,737,336,744 67,700,000 $ 7,409,294,827
Shares redeemed
(35,200,000) (3,885,551,933) (101,700,000) (11,052,039,200)
7,600,000 $ 851,784,811 (34,000,000) $ (3,642,744,373)
U.S. Treasury Bond
Shares sold 426,600,000 $ 9,802,426,399 462,700,000 $ 10,622,160,625
Shares redeemed
(51,600,000) (1,188,972,800) (299,300,000) (6,816,722,517)
375,000,000 $ 8,613,453,599 163,400,000 $ 3,805,438,108

Additional Information
23
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2026
iShares Semi-Annual Financial Statements and Additional Information
24
iShares 0-1 Year TIPS Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory
Agreement. At a meeting held on September 25-26, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA : The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale
:
The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
25
Board Review and Approval of Investment Advisory Contract
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates
:
Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreements do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreements.

Glossary of Terms Used in this Report
2026
iShares Semi-Annual Financial Statements and Additional Information
26
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Core Universal USD Bond ETF| IUSB | NASDAQ

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2026-1,
Class A3, 3.92%, 10/15/30 ........... USD 2,000 $ 1,987,581
American Express Credit Account Master Trust
Series 2023-4, Class A, 5.15%, 09/16/30 .. 1,500 1,532,325
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,689,146
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,360 1,370,141
Series 2025-2, Class A, 4.28%, 04/15/30 .. 1,400 1,403,114
Series 2025-3, Class A, 4.51%, 04/15/32 .. 1,000 1,006,770
Series 2025-4, Class A, 4.30%, 07/15/30 .. 1,500 1,503,661
Series 2025-5, Class A, 4.51%, 07/15/32 .. 1,500 1,511,497
BA Credit Card Trust
Series 2024-A1, Class A, 4.93%, 05/15/29 . 3,640 3,675,563
Series 2025-A1, Class A, 4.31%, 05/15/30 . 1,000 1,002,529
BMW Vehicle Lease Trust
Series 2025-1, Class A4, 4.49%, 10/25/28 . 500 501,799
Series 2026-1, Class A3, 4.15%, 05/25/29 . 2,000 1,996,356
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 503,979
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2, 1.39%, 07/15/30 1,000 941,011
Series 2025-A1, Class A, 3.82%, 09/15/30 . 2,000 1,984,540
Series 2025-A3, Class A, 4.65%, 10/15/37 . 2,800 2,758,831
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29 . 1,000 1,010,359
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 865,188
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 803,490
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 505,014
Series 2025-3, Class A3, 4.35%, 07/15/30 . 4,000 4,008,872
Series 2026-1, Class A3, 4.04%, 03/17/31 . 1,900 1,890,267
CarMax Select Receivables Trust, Series 2026-
A, Class D, 4.90%, 05/17/32 .......... 1,500 1,483,832
Carvana Auto Receivables Trust
Series 2025-P3, Class A3, 4.04%, 11/11/30 500 497,780
Series 2026-P1, Class A3, 4.26%, 02/10/31 2,500 2,487,749
Chase Issuance Trust, Series 2025-A1, Class
A, 4.16%, 07/15/30 ................ 750 750,157
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,094,704
CNH Equipment Trust
Series 2024-C, Class A3, 4.03%, 01/15/30 . 2,000 1,997,632
Series 2025-B, Class A3, 4.30%, 10/15/30 . 500 500,445
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 452,094
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 1,007,538
Series 2025-1, Class D, 5.41%, 09/15/32 .. 700 703,405
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 545 431,118
Exeter Automobile Receivables Trust
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,031,665
Series 2025-3A, Class D, 5.57%, 10/15/31 . 400 403,994
Series 2025-4A, Class C, 4.57%, 06/16/31 . 1,400 1,392,614
Series 2025-5A, Class A3, 4.24%, 11/15/29 250 249,906
Series 2025-5A, Class D, 5.16%, 03/15/32 . 250 250,162
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,500 1,514,154
Ford Credit Auto Owner Trust, Series 2024-D,
Class B, 4.88%, 09/15/30 ............ 2,000 2,019,160
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30 . 1,550 1,559,705
Series 2025-2, Class A1, 4.06%, 09/15/30 . 750 746,193
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 1,274 1,275,888
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,167,948
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 504,151
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2, Class A3, 4.28%, 04/16/30 . USD 400 $ 400,804
Series 2025-3, Class A4, 4.30%, 09/16/31 . 500 500,789
Harley-Davidson Motorcycle Trust, Series 2025-
A, Class A3, 4.67%, 04/15/30 ......... 500 503,307
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3, 4.15%, 10/15/29 . 1,100 1,099,686
Series 2025-3, Class A3, 4.04%, 02/21/30 . 500 498,724
Series 2025-4, Class A3, 3.98%, 06/17/30 . 500 497,817
Series 2025-4, Class A4, 4.05%, 02/17/32 . 2,250 2,238,733
Series 2026-1, Class A4, 3.86%, 05/21/32 . 2,400 2,373,939
Hyundai Auto Receivables Trust
Series 2025-A, Class A3, 4.32%, 10/15/29 . 1,000 1,002,959
Series 2026-A, Class C, 4.31%, 06/15/33 . 890 874,793
John Deere Owner Trust
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 626,055
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,139,729
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A4, 4.22%, 06/17/30 . 5,000 5,003,778
Series 2025-A, Class A4, 4.69%, 02/18/31 . 500 503,303
Mercedes-Benz Auto Receivables Trust, Series
2025-1, Class A3, 4.78%, 12/17/29 ...... 1,500 1,511,630
Nissan Auto Lease Trust, Series 2025-A, Class
A3, 4.75%, 03/15/28 ............... 1,200 1,208,115
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A3, 4.49%, 12/17/29 . 1,000 1,004,208
Series 2025-A, Class A4, 4.57%, 11/15/30 . 500 503,734
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3, 5.63%, 01/16/29 . 243 243,907
Series 2025-3, Class C, 4.68%, 09/15/31 .. 500 500,236
Series 2025-4, Class A3, 4.17%, 04/15/30 . 700 699,777
Series 2025-4, Class B, 4.27%, 01/15/32 .. 500 497,533
Series 2026-1, Class A3, 3.93%, 07/15/30 . 1,100 1,093,444
Synchrony Card Funding LLC, Series 2025-A2,
Class A, 4.49%, 05/15/31 ............ 4,500 4,513,968
Synchrony Card Issuance Trust, Series 2025-
A3, Class A, 4.06%, 11/15/31 .......... 275 273,407
Toyota Auto Receivables Owner Trust
Series 2025-B, Class A3, 4.34%, 11/15/29 . 1,230 1,233,444
Series 2026-B, Class A4, 4.20%, 08/15/31 . 3,750 3,735,263
Verizon Master Trust
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,501,133
Series 2025-7, Class A1A, 3.96%, 08/20/31 1,800 1,788,708
Volkswagen Auto Lease Trust, Series 2025-A,
Class A3, 4.50%, 06/20/28 ........... 500 502,152
WF Card Issuance Trust, Series 2025-A1, Class
A, 4.34%, 05/15/30 ................ 3,000 3,009,847
World Omni Auto Receivables Trust
Series 2025-A, Class A4, 4.86%, 11/15/30 . 500 505,654
Series 2025-C, Class A3, 4.08%, 11/15/30 . 700 698,005
Series 2026-A, Class A3, 3.86%, 05/15/31 . 2,200 2,178,350
World Omni Automobile Lease Securitization
Trust, Series 2025-A, Class A3, 4.42%,
04/17/28 ....................... 400 401,286
Total Asset-Backed Securities — 0 .3%
(Cost: $ 110,890,591 ) .............................. 110,842,244
Shares
Shares
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a) (b)
................ 489 —

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
(a)(b)
Incora Top Holdco LLC
(c)
............... 359 $ 2,219
Incora Top Holdco LLC ................ 7,240 44,743
Total Common Stocks — 0.0%
(Cost: $ 243,618 ) ................................. 46,962
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
.. USD 645 662,355
Airbus SE, 3.95%, 04/10/47
(d)
.......... 825 646,550
ATI, Inc.
5.88% , 12/01/27 .................. 353 353,311
4.88% , 10/01/29 .................. 395 391,280
7.25% , 08/15/30 .................. 495 515,752
5.13% , 10/01/31 .................. 402 399,568
Axon Enterprise, Inc.
(d)
6.13% , 03/15/30 .................. 325 332,318
6.25% , 03/15/33 .................. 620 636,467
BAE Systems Finance, Inc., 7.50%, 07/01/27
(d)
655 677,987
BAE Systems Holdings, Inc., 4.75%, 10/07/44
(d)
986 886,574
BAE Systems plc
(d)
5.13% , 03/26/29 .................. 1,055 1,077,160
3.40% , 04/15/30 .................. 415 398,491
1.90% , 02/15/31 .................. 1,475 1,304,705
5.25% , 03/26/31 .................. 395 404,843
5.30% , 03/26/34 .................. 1,385 1,414,351
5.80% , 10/11/41 .................. 380 391,972
3.00% , 09/15/50 .................. 1,100 722,437
5.50% , 03/26/54 .................. 630 616,494
Boeing Co. (The)
5.04% , 05/01/27 .................. 1,997 2,008,405
6.26% , 05/01/27 .................. 1,020 1,037,651
3.25% , 02/01/28 .................. 1,162 1,139,640
3.25% , 03/01/28 .................. 503 492,683
3.45% , 11/01/28 .................. 565 551,257
3.20% , 03/01/29 .................. 1,059 1,021,803
6.30% , 05/01/29 .................. 1,275 1,337,237
2.95% , 02/01/30 .................. 1,200 1,134,126
5.15% , 05/01/30 .................. 3,869 3,930,325
3.63% , 02/01/31 .................. 1,770 1,687,851
6.39% , 05/01/31 .................. 960 1,025,767
6.13% , 02/15/33 .................. 453 483,664
3.60% , 05/01/34 .................. 634 569,703
6.53% , 05/01/34 .................. 2,620 2,865,034
3.25% , 02/01/35 .................. 648 559,718
6.63% , 02/15/38 .................. 330 361,158
3.55% , 03/01/38 .................. 565 468,192
3.50% , 03/01/39 .................. 495 399,396
6.88% , 03/15/39 .................. 636 703,792
5.88% , 02/15/40 .................. 622 630,295
5.71% , 05/01/40 .................. 2,415 2,436,746
3.38% , 06/15/46 .................. 514 352,840
3.65% , 03/01/47 .................. 505 356,733
3.63% , 03/01/48 .................. 460 322,037
3.85% , 11/01/48 .................. 455 328,077
3.90% , 05/01/49 .................. 827 604,942
3.75% , 02/01/50 .................. 1,320 943,063
5.81% , 05/01/50 .................. 5,254 5,114,622
6.86% , 05/01/54 .................. 2,475 2,747,376
3.83% , 03/01/59 .................. 455 306,571
3.95% , 08/01/59 .................. 970 672,020
5.93% , 05/01/60 .................. 3,295 3,184,111
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.01% , 05/01/64 .................. USD 1,415 $ 1,576,715
Bombardier, Inc.
(d)
7.50% , 02/01/29 .................. 675 700,847
8.75% , 11/15/30 .................. 775 823,725
7.25% , 07/01/31 .................. 630 662,609
7.00% , 06/01/32 .................. 815 851,063
6.75% , 06/15/33 .................. 710 741,112
7.45% , 05/01/34 .................. 565 622,615
BWX Technologies, Inc.
(d)
4.13% , 06/30/28 .................. 410 403,505
4.13% , 04/15/29 .................. 450 437,384
Carpenter Technology Corp., 5.63%, 03/01/34
(d)
650 649,842
Czechoslovak Group A/S, 6.50%, 01/10/31
(e)
. 1,200 1,234,005
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................ 855 852,771
Embraer Netherlands Finance BV
5.98% , 02/11/35 .................. 645 672,082
5.40% , 01/09/38 .................. 1,000 969,963
GE Capital Funding LLC, 4.55%, 05/15/32 .. 880 875,822
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 865 827,746
General Dynamics Corp.
2.63% , 11/15/27 .................. 445 435,376
3.75% , 05/15/28 .................. 1,660 1,648,738
3.63% , 04/01/30 .................. 1,530 1,487,792
2.25% , 06/01/31 .................. 600 540,319
4.95% , 08/15/35 .................. 515 517,918
4.25% , 04/01/40 .................. 770 690,725
2.85% , 06/01/41 .................. 860 639,952
3.60% , 11/15/42 .................. 425 338,027
4.25% , 04/01/50 .................. 930 776,737
General Electric Co.
4.30% , 07/29/30 .................. 650 648,792
6.75% , 03/15/32 .................. 1,345 1,494,029
4.90% , 01/29/36 .................. 920 918,246
5.88% , 01/14/38 .................. 930 989,017
6.88% , 01/10/39 .................. 585 673,742
4.50% , 03/11/44 .................. 595 526,629
4.35% , 05/01/50 .................. 580 485,834
Goat Holdco LLC, 6.75%, 02/01/32
(d)
...... 865 886,392
HEICO Corp.
5.25% , 08/01/28 .................. 695 707,540
5.35% , 08/01/33 .................. 560 569,756
Hexcel Corp.
4.90% , 05/15/31 .................. 155 155,053
5.88% , 02/26/35 .................. 245 251,841
Honeywell Aerospace, Inc.
(d)
3.90% , 03/16/28 .................. 1,475 1,463,957
4.00% , 03/16/29 .................. 1,475 1,458,910
4.30% , 03/16/31 .................. 2,450 2,419,641
4.60% , 03/16/33 .................. 1,500 1,481,544
4.95% , 03/16/36 .................. 2,580 2,550,915
5.62% , 03/16/46 .................. 1,080 1,062,974
5.73% , 03/16/56 .................. 2,110 2,072,327
5.85% , 03/16/66 .................. 1,355 1,333,245
Howmet Aerospace, Inc.
6.75% , 01/15/28 .................. 675 701,517
3.75% , 03/03/28 .................. 110 108,803
3.00% , 01/15/29 .................. 790 761,650
3.90% , 04/15/29 .................. 65 64,030
4.85% , 10/15/31 .................. 245 247,018
4.55% , 11/15/32 .................. 590 580,343
5.95% , 02/01/37 .................. 750 795,518
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 .................. 810 797,232

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.04% , 08/16/28 .................. USD 590 $ 559,627
5.35% , 01/15/30 .................. 580 592,085
4.20% , 05/01/30 .................. 599 588,375
5.75% , 01/15/35 .................. 575 594,940
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 479 479,033
5.05% , 06/01/29 .................. 770 783,792
2.90% , 12/15/29 .................. 757 716,710
1.80% , 01/15/31 .................. 1,188 1,043,867
5.25% , 06/01/31 .................. 580 594,236
5.40% , 07/31/33 .................. 1,375 1,410,927
5.35% , 06/01/34 .................. 505 514,335
4.85% , 04/27/35 .................. 675 662,211
6.15% , 12/15/40 .................. 345 365,413
5.05% , 04/27/45 .................. 458 422,815
5.60% , 07/31/53 .................. 621 601,530
5.50% , 08/15/54 .................. 770 734,777
Leidos, Inc.
4.10% , 03/15/29 .................. 485 479,077
4.38% , 05/15/30 .................. 810 797,567
2.30% , 02/15/31 .................. 924 821,460
5.75% , 03/15/33 .................. 708 734,642
5.50% , 03/15/35 .................. 30 30,496
5.00% , 03/15/36 .................. 550 532,429
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 1,418 1,439,557
4.45% , 05/15/28 .................. 765 768,626
4.15% , 08/15/28 .................. 510 509,992
4.50% , 02/15/29 .................. 855 860,330
1.85% , 06/15/30 .................. 1,029 930,276
4.40% , 08/15/30 .................. 755 754,432
4.70% , 12/15/31 .................. 470 475,303
3.90% , 06/15/32 .................. 1,095 1,061,666
5.25% , 01/15/33 .................. 970 1,006,369
4.75% , 02/15/34 .................. 860 858,310
4.80% , 08/15/34 .................. 700 697,496
3.60% , 03/01/35 .................. 636 580,547
5.00% , 08/15/35 .................. 995 1,001,048
4.50% , 05/15/36 .................. 776 750,799
Series B , 6.15% , 09/01/36 ............ 725 788,143
5.72% , 06/01/40 .................. 600 631,810
4.07% , 12/15/42 .................. 1,138 960,037
3.80% , 03/01/45 .................. 1,110 872,491
4.70% , 05/15/46 .................. 1,102 974,214
2.80% , 06/15/50 .................. 1,163 724,665
4.09% , 09/15/52 .................. 1,726 1,343,509
4.15% , 06/15/53 .................. 1,145 894,936
5.70% , 11/15/54 .................. 910 902,405
5.20% , 02/15/55
(c)
................. 905 837,122
4.30% , 06/15/62 .................. 780 602,099
5.90% , 11/15/63 .................. 830 841,128
5.20% , 02/15/64 .................. 390 352,646
Moog, Inc., 5.50%, 10/15/34
(d)
.......... 395 396,063
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 2,230 2,192,187
4.60% , 02/01/29 .................. 835 840,739
4.40% , 05/01/30 .................. 1,276 1,274,638
4.65% , 07/15/30 .................. 640 643,825
4.70% , 03/15/33 .................. 1,290 1,282,395
4.90% , 06/01/34 .................. 720 718,427
5.25% , 07/15/35 .................. 655 667,192
5.15% , 05/01/40 .................. 615 601,797
5.05% , 11/15/40 .................. 628 606,450
4.75% , 06/01/43 .................. 1,392 1,255,743
3.85% , 04/15/45 .................. 965 756,501
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.03% , 10/15/47 .................. USD 2,456 $ 1,929,966
5.25% , 05/01/50 .................. 753 699,167
4.95% , 03/15/53 .................. 880 776,898
5.20% , 06/01/54 .................. 1,030 944,132
Precision Castparts Corp.
3.90% , 01/15/43 .................. 280 229,747
4.38% , 06/15/45 .................. 805 681,945
Rolls-Royce plc, 5.75%, 10/15/27
(d)
....... 940 953,862
RTX Corp.
3.13% , 05/04/27 .................. 1,282 1,268,750
7.20% , 08/15/27 .................. 403 417,803
4.13% , 11/16/28 .................. 3,055 3,042,902
5.75% , 01/15/29 .................. 205 212,314
7.50% , 09/15/29 .................. 550 603,062
2.25% , 07/01/30 .................. 777 711,808
6.00% , 03/15/31 .................. 1,095 1,163,014
1.90% , 09/01/31 .................. 1,020 890,015
2.38% , 03/15/32 .................. 975 861,685
5.15% , 02/27/33 .................. 1,440 1,468,279
6.10% , 03/15/34 .................. 1,505 1,619,587
5.40% , 05/01/35 .................. 335 345,815
6.05% , 06/01/36 .................. 410 440,930
6.13% , 07/15/38 .................. 590 632,924
4.45% , 11/16/38 .................. 870 801,494
5.70% , 04/15/40 .................. 570 584,685
4.88% , 10/15/40 .................. 750 708,763
4.70% , 12/15/41 .................. 773 704,036
4.50% , 06/01/42 .................. 2,673 2,364,641
4.80% , 12/15/43 .................. 655 585,270
4.15% , 05/15/45 .................. 916 745,388
3.75% , 11/01/46 .................. 1,265 957,205
4.35% , 04/15/47 .................. 1,020 841,120
4.05% , 05/04/47 .................. 1,095 863,450
4.63% , 11/16/48 .................. 1,818 1,546,350
3.13% , 07/01/50 .................. 277 181,617
2.82% , 09/01/51 .................. 1,215 740,200
3.03% , 03/15/52 .................. 1,165 737,435
5.38% , 02/27/53 .................. 1,374 1,289,907
6.40% , 03/15/54 .................. 1,606 1,728,002
Spirit AeroSystems, Inc., 4.60%, 06/15/28
(c)
.. 925 925,597
ST Engineering RHQ Ltd., 4.25%, 05/08/30
(e)
. 800 797,936
Textron, Inc.
3.38% , 03/01/28 .................. 515 505,374
3.90% , 09/17/29 .................. 365 356,691
3.00% , 06/01/30 .................. 582 547,544
2.45% , 03/15/31 .................. 816 736,665
6.10% , 11/15/33 .................. 573 608,607
5.50% , 05/15/35 .................. 495 504,247
4.95% , 03/15/36 .................. 385 375,818
TransDigm, Inc.
6.75% , 08/15/28
(d)
................. 1,958 1,985,314
4.63% , 01/15/29 .................. 1,130 1,112,957
6.38% , 03/01/29
(d)
................. 2,750 2,808,498
4.88% , 05/01/29 .................. 851 840,590
6.88% , 12/15/30
(d)
................. 1,385 1,427,911
7.13% , 12/01/31
(d)
................. 1,435 1,487,455
6.63% , 03/01/32
(d)
................. 2,056 2,113,499
6.00% , 01/15/33
(d)
................. 1,450 1,464,593
6.38% , 05/31/33
(d)
................. 2,100 2,118,256
6.25% , 01/31/34
(d)
................. 500 511,056
6.75% , 01/31/34
(d)
................. 2,070 2,125,567
6.13% , 07/31/34
(d)
................. 1,500 1,501,845
Wolverine Escrow LLC, 0.00%, 11/15/26
(b)
... 508 —
205,639,780

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 USD 565 $ 561,299
FedEx Corp.
3.40% , 02/15/28 .................. 80 78,656
3.10% , 08/05/29 .................. 1,345 1,291,337
3.10% , 08/05/29 .................. 95 91,237
4.25% , 05/15/30 .................. 837 828,644
4.25% , 05/15/30 .................. 49 48,613
2.40% , 05/15/31 .................. 1,105 994,611
2.40% , 05/15/31 .................. 160 144,434
4.90% , 01/15/34 .................. 295 292,461
3.90% , 02/01/35 .................. 350 321,974
3.25% , 05/15/41 .................. 125 93,857
3.88% , 08/01/42 .................. 85 66,981
4.10% , 04/15/43 .................. 65 52,501
5.10% , 01/15/44 .................. 130 118,257
4.10% , 02/01/45 .................. 195 153,531
4.75% , 11/15/45 .................. 1,145 980,863
4.75% , 11/15/45 .................. 1,263 1,063,663
4.55% , 04/01/46 .................. 465 386,211
4.40% , 01/15/47 .................. 225 181,132
4.05% , 02/15/48 .................. 170 129,802
4.95% , 10/17/48 .................. 185 160,571
5.25% , 05/15/50 .................. 1,475 1,345,807
GXO Logistics, Inc.
6.25% , 05/06/29 .................. 660 685,015
2.65% , 07/15/31 .................. 585 522,276
6.50% , 05/06/34 .................. 565 596,300
Rand Parent LLC, 8.50%, 02/15/30
(d)
...... 795 825,925
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
325 340,077
United Parcel Service, Inc.
3.05% , 11/15/27 .................. 1,612 1,586,233
3.40% , 03/15/29 .................. 1,010 986,839
2.50% , 09/01/29 .................. 717 679,812
4.45% , 04/01/30 .................. 803 807,948
4.65% , 10/15/30
(c)
................. 475 481,590
4.88% , 03/03/33 .................. 625 636,233
5.15% , 05/22/34 .................. 800 819,989
5.25% , 05/14/35
(c)
................. 650 665,601
6.20% , 01/15/38 .................. 1,445 1,569,381
5.20% , 04/01/40 .................. 605 598,488
4.88% , 11/15/40 .................. 680 645,511
3.63% , 10/01/42 .................. 605 474,150
3.40% , 11/15/46 .................. 595 424,561
3.75% , 11/15/47 .................. 1,060 793,890
4.25% , 03/15/49 .................. 848 681,856
3.40% , 09/01/49 .................. 864 600,375
5.30% , 04/01/50 .................. 1,452 1,363,040
5.05% , 03/03/53 .................. 1,220 1,088,019
5.50% , 05/22/54 .................. 1,130 1,076,689
5.95% , 05/14/55 .................. 1,290 1,308,668
5.60% , 05/22/64 .................. 605 571,924
6.05% , 05/14/65 .................. 840 846,655
31,063,487
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(d)
7.00% , 04/15/28 .................. 650 661,849
8.25% , 04/15/31 .................. 540 563,398
7.50% , 02/15/33 .................. 810 828,252
Allison Transmission, Inc.
(d)
4.75% , 10/01/27 .................. 485 483,830
5.88% , 06/01/29 .................. 535 540,037
3.75% , 01/30/31 .................. 1,050 986,359
5.88% , 12/01/33 .................. 470 474,095
Security
Par (000)
Par (000) Value
Automobile Components (continued)
American Axle & Manufacturing, Inc.
6.88% , 07/01/28
(c)
................. USD 310 $ 310,288
5.00% , 10/01/29
(c)
................. 635 617,013
6.38% , 10/15/32
(d)
................. 810 808,493
7.75% , 10/15/33
(d)
................. 1,140 1,114,877
Aptiv Swiss Holdings Ltd.
3.10% , 12/01/51 .................. 1,835 1,102,343
4.15% , 05/01/52 .................. 1,062 773,003
BorgWarner, Inc.
2.65% , 07/01/27 .................. 798 782,277
4.95% , 08/15/29 .................. 585 592,212
5.40% , 08/15/34 .................. 540 547,966
4.38% , 03/15/45 .................. 400 326,534
Clarios Global LP
(d)
6.75% , 05/15/28 .................. 965 982,055
6.75% , 02/15/30 .................. 625 645,130
6.75% , 09/15/32 .................. 1,145 1,170,348
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(d)
..................... 1,360 1,339,264
Cyprium Corp.
(d)
6.13% , 04/15/31 .................. 880 888,798
6.38% , 04/15/34 .................. 800 799,151
Dana, Inc.
4.25% , 09/01/30
(c)
................. 192 183,856
4.50% , 02/15/32 .................. 210 198,080
Denso Corp.
(d)
4.42% , 09/11/29 .................. 465 464,281
4.28% , 09/17/30 .................. 400 395,756
Dexko Global, Inc., 7.50%, 04/15/32
(d)
..... 716 624,892
Forvia SE
(d)
8.00% , 06/15/30
(c)
................. 510 537,302
6.75% , 09/15/33 .................. 370 371,565
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
855 892,189
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 .................. 684 679,522
7.00% , 03/15/28 .................. 245 248,152
5.00% , 07/15/29 .................. 885 848,400
6.63% , 07/15/30 .................. 410 405,682
5.25% , 04/30/31 .................. 585 532,465
5.25% , 07/15/31
(c)
................. 640 582,103
5.63% , 04/30/33
(c)
................. 485 434,973
Icahn Enterprises LP
5.25% , 05/15/27 .................. 1,295 1,282,087
9.75% , 01/15/29 .................. 695 698,487
4.38% , 02/01/29 .................. 771 676,096
10.00% , 11/15/29
(d)
................ 800 807,518
9.00% , 06/15/30 .................. 905 871,428
IHO Verwaltungs GmbH
(d)(f)
6.37% , ( 6.37 % Cash or 7.13 % PIK),
05/15/29 ..................... 580 581,924
7.75% , ( 7.75 % Cash or 8.50 % PIK),
11/15/30 ..................... 440 452,440
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32 ..................... 500 516,650
7.37% , ( 7.37 % Cash or 8.13 % PIK),
05/15/33 ..................... 205 208,600
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(d)
. 745 772,870
Lear Corp.
3.80% , 09/15/27 .................. 297 294,355
4.25% , 05/15/29 .................. 710 700,546
3.50% , 05/30/30 .................. 410 389,829
2.60% , 01/15/32 .................. 425 375,451
5.25% , 05/15/49
(c)
................. 790 700,218
3.55% , 01/15/52 .................. 650 426,769

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Magna International, Inc.
5.05% , 03/14/29 .................. USD 660 $ 669,481
2.45% , 06/15/30 .................. 940 864,816
5.50% , 03/21/33 .................. 315 323,776
5.88% , 06/01/35 .................. 95 98,814
Motherson Global Investments BV, 5.63%,
07/11/29
(e)
..................... 400 405,482
Nemak SAB de CV, 3.63%, 06/28/31
(c) (e)
.... 400 340,047
Patrick Industries, Inc.
(d)
4.75% , 05/01/29 .................. 420 412,588
6.38% , 11/01/32 .................. 495 498,709
Phinia, Inc.
(d)
6.75% , 04/15/29 .................. 570 584,433
6.63% , 10/15/32 .................. 560 575,435
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(d)
..................... 629 254,927
Tenneco, Inc., 8.00%, 11/17/28
(d)
........ 1,875 1,895,986
ZF North America Capital, Inc.
(d)
6.88% , 04/14/28 .................. 630 644,271
7.13% , 04/14/30 .................. 485 485,421
6.75% , 04/23/30 .................. 800 792,464
7.50% , 03/24/31 .................. 1,405 1,410,217
6.88% , 04/23/32 .................. 695 679,612
45,428,537
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
..................... 905 725,495
BMW Finance NV, 2.85%, 08/14/29
(d)
...... 1,180 1,118,212
BMW US Capital LLC
(d)
4.15% , 08/11/27 .................. 140 139,704
4.60% , 08/13/27 .................. 600 601,997
4.30% , 03/17/28 .................. 450 449,697
4.75% , 03/21/28
(c)
................. 720 724,733
3.75% , 04/12/28 .................. 1,100 1,086,721
5.05% , 08/11/28 .................. 1,180 1,194,494
3.95% , 08/14/28 .................. 615 608,299
4.40% , 03/19/29 .................. 520 519,169
4.90% , 04/02/29 .................. 1,010 1,019,861
3.63% , 04/18/29 .................. 700 682,556
4.65% , 08/13/29 .................. 980 982,942
5.05% , 03/21/30 .................. 480 486,223
4.15% , 04/09/30 .................. 1,185 1,160,586
4.50% , 08/11/30 .................. 600 594,454
4.65% , 03/19/31 .................. 450 447,858
2.55% , 04/01/31 .................. 1,088 982,130
1.95% , 08/12/31 .................. 1,045 907,077
4.85% , 08/13/31 .................. 1,100 1,098,363
3.70% , 04/01/32 .................. 935 874,316
5.00% , 03/19/33 .................. 475 472,791
5.15% , 08/11/33
(c)
................. 1,035 1,040,793
5.15% , 04/02/34
(c)
................. 820 819,966
5.40% , 03/21/35 .................. 535 540,251
5.20% , 08/11/35 .................. 595 590,082
Ford Motor Co.
6.63% , 10/01/28 .................. 580 600,712
9.63% , 04/22/30 .................. 435 495,809
7.45% , 07/16/31 .................. 1,153 1,252,878
3.25% , 02/12/32 .................. 2,730 2,395,225
6.10% , 08/19/32 .................. 1,705 1,736,596
4.75% , 01/15/43 .................. 2,121 1,633,169
7.40% , 11/01/46 .................. 467 480,710
5.29% , 12/08/46 .................. 1,399 1,121,596
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 400 406,690
Security
Par (000)
Par (000) Value
Automobiles (continued)
General Motors Co.
4.20% , 10/01/27 .................. USD 899 $ 895,263
6.80% , 10/01/27 .................. 1,154 1,185,863
5.35% , 04/15/28 .................. 255 258,520
5.00% , 10/01/28 .................. 1,096 1,105,538
5.40% , 10/15/29 .................. 980 1,001,946
5.63% , 04/15/30 .................. 555 571,232
5.60% , 10/15/32 .................. 1,160 1,190,372
5.00% , 04/01/35 .................. 828 800,180
6.25% , 04/15/35 .................. 280 293,034
6.60% , 04/01/36 .................. 1,243 1,330,546
5.15% , 04/01/38 .................. 1,189 1,127,109
6.25% , 10/02/43 .................. 1,150 1,137,323
5.20% , 04/01/45 .................. 1,497 1,310,080
6.75% , 04/01/46 .................. 784 815,256
5.40% , 04/01/48
(c)
................. 1,025 902,189
5.95% , 04/01/49
(c)
................. 1,065 1,005,812
Harley-Davidson, Inc., 4.63%, 07/28/45 .... 435 343,430
Honda Motor Co. Ltd.
4.44% , 07/08/28 .................. 1,060 1,057,682
4.69% , 07/08/30 .................. 1,110 1,104,866
2.97% , 03/10/32 .................. 638 572,125
5.34% , 07/08/35
(c)
................. 825 824,333
Hyundai Capital America
(d)
4.88% , 06/23/27 .................. 245 245,891
5.28% , 06/24/27 .................. 675 680,277
4.30% , 09/24/27 .................. 755 752,577
2.38% , 10/15/27 .................. 1,190 1,153,675
4.88% , 11/01/27 .................. 570 572,518
5.00% , 01/07/28 .................. 290 291,801
1.80% , 01/10/28 .................. 1,073 1,024,619
5.60% , 03/30/28 .................. 960 976,545
4.60% , 04/06/28 .................. 375 375,118
2.00% , 06/15/28 .................. 1,460 1,383,262
4.90% , 06/23/28 .................. 690 693,137
5.68% , 06/26/28 .................. 1,080 1,100,669
2.10% , 09/15/28 .................. 1,055 994,880
4.25% , 09/18/28 .................. 895 887,104
6.10% , 09/21/28 .................. 985 1,016,168
4.25% , 01/08/29 .................. 345 341,269
5.30% , 01/08/29 .................. 1,000 1,014,479
6.50% , 01/16/29 .................. 635 662,950
5.35% , 03/19/29 .................. 535 544,615
4.75% , 04/06/29 .................. 435 435,657
5.30% , 06/24/29 .................. 755 766,759
4.55% , 09/26/29 .................. 585 582,715
5.30% , 01/08/30 .................. 55 55,896
5.15% , 03/27/30 .................. 580 586,230
5.80% , 04/01/30 .................. 770 795,660
6.38% , 04/08/30 .................. 970 1,018,771
5.10% , 06/24/30 .................. 500 504,266
5.70% , 06/26/30 .................. 760 781,818
4.50% , 09/18/30 .................. 425 418,334
6.20% , 09/21/30 .................. 736 772,337
4.55% , 01/08/31 .................. 590 581,112
5.40% , 01/08/31 .................. 820 835,939
5.00% , 04/07/31 .................. 415 415,898
5.40% , 06/24/31 .................. 905 922,549
4.75% , 09/26/31 .................. 590 584,960
5.40% , 03/29/32 .................. 520 529,108
5.40% , 06/23/32 .................. 320 326,023
4.80% , 01/10/33 .................. 605 592,108
Jaguar Land Rover Automotive plc
(d)
4.50% , 10/01/27 .................. 505 498,841
5.88% , 01/15/28 .................. 560 559,315

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.50% , 07/15/29 .................. USD 565 $ 557,692
Mercedes-Benz Finance North America LLC
4.75% , 08/01/27
(d)
................. 965 970,256
4.90% , 11/15/27
(d)
................. 875 882,149
5.25% , 11/29/27
(d)
................. 670 679,237
3.75% , 02/22/28
(d)
................. 970 959,496
4.13% , 03/10/28
(d)
................. 150 149,311
4.80% , 03/30/28
(d)
................. 1,000 1,007,143
4.75% , 03/31/28
(d)
................. 475 477,832
5.10% , 08/03/28
(d)
................. 925 938,251
4.85% , 01/11/29
(d)
................. 965 973,233
4.30% , 02/22/29
(d)
................. 600 597,013
4.25% , 03/10/29
(d)
................. 450 446,844
4.80% , 08/01/29
(d)
................. 780 785,944
3.10% , 08/15/29
(d)
................. 768 733,107
5.10% , 11/15/29
(d)
................. 690 700,887
2.63% , 03/10/30
(d)
................. 655 609,675
5.00% , 04/01/30
(d)
................. 485 490,549
8.50% , 01/18/31 .................. 1,498 1,736,232
2.45% , 03/02/31
(d)
................. 360 324,776
4.50% , 03/10/31
(c) (d)
................ 450 445,251
5.05% , 08/03/33
(d)
................. 1,095 1,095,931
5.00% , 01/11/34
(d)
................. 530 524,385
5.13% , 08/01/34
(d)
................. 1,015 1,008,195
5.45% , 04/01/35
(d)
................. 450 454,529
Nissan Motor Acceptance Co. LLC
(d)
5.30% , 09/13/27 .................. 715 713,042
2.75% , 03/09/28 .................. 684 647,883
2.45% , 09/15/28 .................. 495 457,920
7.05% , 09/15/28 .................. 1,010 1,035,244
5.63% , 09/29/28 .................. 365 362,522
5.55% , 09/13/29 .................. 400 391,658
6.13% , 09/30/30 .................. 1,400 1,379,149
Nissan Motor Co. Ltd.
(d)
4.35% , 09/17/27 .................. 2,470 2,437,799
7.50% , 07/17/30 .................. 985 1,018,077
4.81% , 09/17/30 .................. 2,573 2,405,467
7.75% , 07/17/32 .................. 625 651,439
8.13% , 07/17/35 .................. 1,560 1,646,115
PM General Purchaser LLC, 9.50%, 10/01/28
(d)
630 585,710
Stellantis Finance US, Inc.
(d)
5.63% , 01/12/28
(c)
................. 470 474,556
5.35% , 03/17/28 .................. 250 251,940
2.69% , 09/15/31 .................. 1,265 1,081,752
6.38% , 09/12/32 .................. 695 706,009
6.45% , 03/18/35 .................. 700 698,951
Thor Industries, Inc., 4.00%, 10/15/29
(d)
.... 525 496,856
Toyota Motor Corp.
4.19% , 06/30/27 .................. 475 475,675
5.12% , 07/13/28 .................. 830 845,705
3.67% , 07/20/28 .................. 375 371,203
2.76% , 07/02/29 .................. 925 882,055
4.45% , 06/30/30 .................. 240 240,404
2.36% , 03/25/31 .................. 690 626,239
5.12% , 07/13/33 .................. 390 399,581
5.05% , 06/30/35 .................. 400 405,071
Volkswagen Group of America Finance LLC
(d)
4.35% , 06/08/27 .................. 905 902,591
4.85% , 08/15/27 .................. 440 440,965
4.45% , 09/11/27 .................. 200 199,509
1.63% , 11/24/27 .................. 653 623,250
5.05% , 03/27/28 .................. 1,100 1,107,182
4.55% , 09/11/28 .................. 200 199,273
5.65% , 09/12/28 .................. 900 918,044
4.75% , 11/13/28 .................. 841 840,936
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.20% , 11/16/28 .................. USD 660 $ 681,799
5.25% , 03/22/29 .................. 500 505,797
4.60% , 06/08/29 .................. 745 738,912
4.95% , 08/15/29 .................. 935 938,027
5.35% , 03/27/30 .................. 400 405,481
3.75% , 05/13/30 .................. 655 624,399
4.85% , 09/11/30 .................. 200 198,813
6.45% , 11/16/30 .................. 570 602,311
5.65% , 03/25/32 .................. 400 407,757
5.90% , 09/12/33 .................. 520 534,639
5.60% , 03/22/34 .................. 545 546,465
5.80% , 03/27/35 .................. 245 247,083
126,999,877
Banks — 4.6%
ABN AMRO Bank NV
(d)
4.20% , 07/07/28 .................. 400 398,502
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.99% ,
12/03/28
(g)
.................... 500 503,406
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47% ,
12/13/29
(g)
.................... 1,570 1,487,167
4.20% , 02/26/31
(c)
................. 400 393,152
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.52% ,
12/03/35
(g)
.................... 485 491,299
4.83% , 02/26/36 .................. 400 388,131
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32% ,
03/13/37
(g)
.................... 730 653,444
ABQ Finance Ltd., 4.95%, 03/25/30
(e)
...... 400 401,164
Abu Dhabi Commercial Bank PJSC
(e)
4.50% , 09/14/27 .................. 600 599,743
5.38% , 07/18/28 .................. 600 608,055
5.50% , 01/12/29 .................. 400 406,941
(1-day SOFR + 1.05%), 4.72% , 02/26/30
(g)
600 599,112
(1-day SOFR + 1.00%), 4.67% , 06/10/30
(g)
600 597,369
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.68%), 5.36% ,
03/10/35
(g)
.................... 400 399,054
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 600 611,840
AFFIN Bank Bhd., 5.11%, 06/04/30
(e)
...... 400 404,006
Agricultural Bank of China Ltd.
(e)(g)
(SOFR Index + 0.52%), 4.17% , 04/25/28 . 800 802,210
(SOFR Index + 0.45%), 4.11% , 01/13/31 . 600 600,530
AIB Group plc
(d)(g)
(1-day SOFR + 2.33%), 6.61% , 09/13/29 . 565 590,417
(1-day SOFR + 1.65%), 5.32% , 05/15/31 . 200 203,855
(SOFR Index + 1.91%), 5.87% , 03/28/35 . 780 808,120
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30
(e)
. 600 598,612
Akbank TAS
(e)
7.50% , 01/20/30 .................. 600 621,717
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%), 7.88% ,
09/04/35
(g)
.................... 400 403,693
Al Masraf, 5.11%, 01/29/31
(e)
........... 600 593,803
Al Rajhi Sukuk Ltd.
(e)
4.75% , 04/05/28 .................. 1,100 1,100,616
5.05% , 03/12/29 .................. 1,400 1,408,349
4.87% , 05/19/30 .................. 400 399,221
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.65% ,
03/16/36
(g)
.................... 1,000 990,000
Alinma Sukuk Ltd.
(e)
4.94% , 07/15/30 .................. 600 600,791

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.79% ,
11/10/35
(g)
.................... USD 400 $ 394,844
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.87% ,
01/23/36
(g)
.................... 400 395,754
AmBank M Bhd., 5.25%, 01/23/30
(e)
....... 400 406,187
ANZ Bank New Zealand Ltd.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55% ,
08/11/32 ..................... 470 474,313
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90% ,
07/10/34 ..................... 490 504,813
ANZ New Zealand International Ltd.
(d)
3.45% , 07/17/27 .................. 689 682,881
3.45% , 01/21/28 .................. 514 507,226
5.36% , 08/14/28 .................. 985 1,007,364
4.00% , 01/22/29 .................. 400 396,243
2.55% , 02/13/30 .................. 505 471,839
Ardshinbank CJSC, 6.60%, 01/22/31
(e)
..... 600 603,990
ASB Bank Ltd.
(d)
5.40% , 11/29/27 .................. 525 533,792
4.16% , 10/29/30
(c)
................. 400 393,361
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.25%), 5.28% ,
06/17/32
(g)
.................... 735 738,214
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(g)
................ 145 148,370
Australia & New Zealand Banking Group Ltd.
4.90% , 07/16/27 .................. 585 590,623
3.92% , 09/30/27 .................. 600 598,685
4.36% , 06/18/28 .................. 500 501,711
Series A , 3.92% , 12/08/28 ............ 390 387,232
4.62% , 12/16/29 .................. 750 758,533
6.74% , 12/08/32
(d)
................. 1,120 1,218,042
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73% ,
09/18/34
(d) (g)
................... 1,045 1,070,623
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.47%), 5.20% ,
09/30/35
(d) (g)
................... 1,300 1,283,461
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57% ,
11/25/35
(d) (g)
................... 1,705 1,529,457
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82% ,
06/18/36
(d) (g)
................... 700 714,882
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14% ,
09/14/28
(g)
.................... 545 556,673
4.15% , 03/03/29 .................. 800 790,613
5.38% , 03/13/29 .................. 1,010 1,034,135
4.97% , 05/08/31 .................. 800 800,224
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88% ,
11/15/34
(g)
.................... 690 783,606
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(g)
.................... 795 827,287
5.13% , 03/03/36 .................. 800 776,716
Banco Bradesco SA
(e)
6.50% , 01/22/30 .................. 1,000 1,039,039
5.38% , 01/20/31
(c)
................. 800 798,757
Security
Par (000)
Par (000) Value
Banks (continued)
Banco BTG Pactual SA
(e)
6.25% , 04/08/29 .................. USD 600 $ 613,249
5.75% , 01/22/30
(c)
................. 600 610,328
5.50% , 01/27/31 .................. 600 593,304
Banco de Chile, 2.99%, 12/09/31
(e)
....... 400 365,080
Banco de Credito del Peru S.A.
(e)
5.85% , 01/11/29 .................. 400 411,882
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.24%), 5.80% ,
03/10/35
(g)
.................... 700 701,714
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.49%), 6.45% ,
07/30/35
(c) (g)
................... 800 820,586
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 5.65% ,
01/15/37
(g)
.................... 500 498,772
Banco de Credito e Inversiones SA
(c)(e)
3.50% , 10/12/27 .................. 600 594,882
2.88% , 10/14/31 .................. 400 364,669
Banco do Brasil SA
4.88% , 01/11/29
(c) (e)
................ 600 596,504
6.25% , 04/18/30
(e)
................. 800 821,845
6.00% , 03/18/31
(c) (e)
................ 800 812,636
5.63% , 10/23/31
(d)
................. 400 397,493
Banco General SA, 4.13%, 08/07/27
(e)
..... 600 596,047
Banco Internacional del Peru SAA Interbank,
4.80%, 07/15/31
(e)
................ 400 395,434
Banco Macro SA, 8.00%, 06/23/29
(e)
...... 600 613,586
Banco Nacional de Comercio Exterior SNC,
5.88%, 05/07/30
(e)
................ 600 616,430
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
1,000 898,525
Banco Santander Chile
(e)
4.55% , 11/20/30 .................. 600 594,393
3.18% , 10/26/31
(c)
................. 500 460,685
Banco Santander Mexico SA, 5.62%,
12/10/29
(e)
..................... 600 616,114
Banco Santander SA
5.29% , 08/18/27 .................. 855 863,685
3.80% , 02/23/28 .................. 897 885,555
4.38% , 04/12/28 .................. 1,165 1,161,056
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.37% ,
07/15/28
(g)
.................... 1,465 1,479,280
5.59% , 08/08/28 .................. 1,465 1,497,180
6.61% , 11/07/28 .................. 880 924,190
4.60% , 04/15/29 .................. 600 598,560
3.31% , 06/27/29 .................. 1,133 1,092,557
5.57% , 01/17/30 .................. 420 430,767
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(g)
.................... 1,100 1,124,784
3.49% , 05/28/30 .................. 1,300 1,238,728
4.55% , 11/06/30 .................. 1,000 986,267
2.75% , 12/03/30 .................. 1,270 1,147,895
2.96% , 03/25/31 .................. 700 641,234
4.87% , 04/15/31 .................. 600 597,381
5.44% , 07/15/31 .................. 1,470 1,513,113
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(g)
.................... 1,075 966,542
6.92% , 08/08/33 .................. 1,870 2,024,973
6.94% , 11/07/33 .................. 1,435 1,607,069
6.35% , 03/14/34 .................. 1,215 1,282,123
6.03% , 01/17/35 .................. 890 930,996
5.13% , 11/06/35 .................. 1,200 1,171,977

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.44% , 04/15/36 .................. USD 600 $ 596,286
Banco Votorantim SA, 5.88%, 04/08/28
(e)
... 600 608,478
Bangkok Bank PCL
4.30% , 06/15/27
(e)
................. 800 798,027
4.45% , 09/19/28
(e)
................. 500 498,833
5.30% , 09/21/28
(e)
................. 400 406,329
9.03% , 03/15/29
(d)
................. 435 480,969
4.51% , 11/26/30
(e)
................. 200 198,377
5.50% , 09/21/33
(e)
................. 1,000 1,021,819
5.65% , 07/05/34
(e)
................. 800 822,198
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73% ,
09/25/34
(e) (g)
................... 1,500 1,425,756
5.08% , 11/26/35
(e)
................. 400 393,217
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47% ,
09/23/36
(e) (g)
................... 1,400 1,267,440
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.78%), 6.06% ,
03/25/40
(e) (g)
................... 800 808,776
Bank Hapoalim BM
(d)(e)
4.72% , 07/14/29 .................. 1,000 989,558
5.25% , 01/14/33 .................. 1,000 994,485
Bank KB Indonesia Tbk. PT, 5.66%, 10/30/27
(e)
200 200,927
Bank Muscat SAOG, 4.85%, 10/01/30
(e)
.... 600 593,578
Bank of America Corp.
3.25% , 10/21/27 .................. 2,303 2,274,459
Series L , 4.18% , 11/25/27 ............ 2,270 2,264,759
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(g)
.................... 2,696 2,668,729
(1-day SOFR + 2.04%), 4.95% , 07/22/28
(g)
3,025 3,044,056
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(g)
3,065 3,145,233
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(g)
.................... 7,855 7,726,333
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29
(g)
.................... 3,345 3,371,338
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(g)
.................... 2,906 2,880,645
(1-day SOFR + 1.63%), 5.20% , 04/25/29
(g)
3,920 3,972,227
(1-day SOFR + 1.11%), 4.62% , 05/09/29
(g)
2,730 2,736,676
(1-day SOFR + 1.06%), 2.09% , 06/14/29
(g)
2,353 2,239,690
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(g)
.................... 3,647 3,627,519
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(g)
2,290 2,355,544
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30
(g)
.................... 3,046 3,000,368
(1-day SOFR + 0.87%), 4.48% , 04/23/30
(g)
3,575 3,563,822
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(g)
.................... 2,633 2,524,250
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(g)
.................... 2,422 2,289,355
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(g)
.................... 3,390 3,451,348
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(g)
.................... 3,738 3,460,703
(1-day SOFR + 2.15%), 2.59% , 04/29/31
(g)
3,238 2,991,964
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(g)
3,067 2,738,608
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(g)
3,180 2,821,418
(1-day SOFR + 0.87%), 4.46% , 02/06/32
(g)
3,060 3,017,374
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(g)
.................... 2,247 2,042,223
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(g)
4,670 4,235,249
(1-day SOFR + 1.04%), 4.70% , 04/23/32
(g)
3,595 3,580,801
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(g)
3,855 3,411,486
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(g)
3,338 2,979,205
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(g)
USD 3,960 $ 3,583,308
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(g)
4,143 4,071,222
(1-day SOFR + 2.16%), 5.02% , 07/22/33
(g)
5,070 5,099,799
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(g)
4,915 4,986,838
(1-day SOFR + 1.84%), 5.87% , 09/15/34
(g)
4,215 4,419,923
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(g)
5,370 5,485,499
(1-day SOFR + 1.91%), 5.43% , 08/15/35
(g)
2,750 2,759,406
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(g)
3,630 3,653,524
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(g)
4,080 4,166,406
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(g)
2,530 2,576,614
(1-day SOFR + 1.64%), 5.46% , 05/09/36
(g)
2,505 2,556,904
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(g)
.................... 2,254 1,958,852
6.11% , 01/29/37 .................. 1,917 2,012,194
(1-day SOFR + 1.13%), 5.05% , 02/06/37
(g)
4,250 4,183,262
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(g)
.................... 2,175 2,017,688
(1-day SOFR + 1.57%), 5.49% , 04/23/37
(g)
1,445 1,434,443
(3-mo. CME Term SOFR + 2.08%), 4.24% ,
04/24/38
(g)
.................... 2,355 2,146,729
7.75% , 05/14/38 .................. 1,630 1,945,892
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40
(g)
.................... 1,918 1,668,256
(1-day SOFR + 1.93%), 2.68% , 06/19/41
(g)
5,352 3,851,040
5.88% , 02/07/42 .................. 1,879 1,934,185
(1-day SOFR + 1.58%), 3.31% , 04/22/42
(g)
4,181 3,204,455
5.00% , 01/21/44 .................. 2,375 2,214,187
4.88% , 04/01/44 .................. 980 897,806
Series L , 4.75% , 04/21/45
(c)
........... 648 565,617
(3-mo. CME Term SOFR + 2.25%), 4.44% ,
01/20/48
(g)
.................... 2,349 1,959,986
(3-mo. CME Term SOFR + 1.45%), 3.95% ,
01/23/49
(g)
.................... 1,443 1,113,816
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(g)
.................... 2,911 2,367,561
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(g)
.................... 5,717 4,447,441
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(g)
1,440 884,645
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(g)
.................... 1,520 1,058,155
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(c) (g)
2,534 1,603,977
Bank of America NA, 6.00%, 10/15/36 ..... 1,305 1,377,799
Bank of China Ltd.
(e)
(SOFR Index + 0.50%), 4.17% , 06/14/27
(g)
800 801,327
(SOFR Index + 0.55%), 4.21% , 06/26/27
(g)
400 400,813
(SOFR Index + 0.59%), 4.25% , 09/30/27
(g)
200 200,648
(SOFR Index + 0.50%), 4.17% , 03/04/28
(g)
600 601,302
(SOFR Index + 0.50%), 4.17% , 03/19/28
(g)
600 601,321
(SOFR Index + 0.50%), 4.16% , 03/24/28
(g)
600 601,391
(SOFR Index + 0.48%), 4.13% , 10/21/28
(g)
600 601,435
(SOFR Index + 0.43%), 4.10% , 11/24/28
(g)
400 400,485
3.63% , 04/17/29 .................. 400 393,025
(SOFR Index + 0.49%), 4.17% , 11/10/30
(g)
600 602,066
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.23%, 08/01/27
(e) (g)
........ 800 801,560
Bank of East Asia Ltd. (The)
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.88% ,
04/22/32 ..................... 500 498,944
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.75% ,
06/27/34 ..................... 750 781,373

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Ireland Group plc, (1-day SOFR +
1.62%), 5.60%, 03/20/30
(d) (g)
.......... USD 640 $ 656,354
Bank of Montreal
5.37% , 06/04/27 .................. 910 920,866
Series H , 4.70% , 09/14/27 ........... 1,310 1,317,017
5.20% , 02/01/28 .................. 1,515 1,537,220
(SOFR Index + 0.75%), 4.06% , 09/22/28
(g)
1,370 1,363,988
5.72% , 09/25/28 .................. 1,660 1,707,852
(SOFR Index + 0.67%), 5.00% , 01/27/29
(g)
1,260 1,271,262
Series J , (1-day SOFR + 0.89%), 4.34% ,
03/19/30
(g)
.................... 745 740,588
(1-day SOFR + 1.25%), 4.64% , 09/10/30
(g)
925 927,412
5.51% , 06/04/31 .................. 1,390 1,443,100
(SOFR Index + 1.08%), 4.35% , 09/22/31
(g)
985 972,450
Series J , (1-day SOFR + 0.97%), 4.44% ,
01/14/32
(g)
.................... 1,170 1,153,717
(5-Year USD Swap Semi + 1.43%), 3.80% ,
12/15/32
(g)
.................... 831 817,098
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09% ,
01/10/37
(g)
.................... 1,260 1,126,761
Bank of New Zealand
(d)
4.85% , 02/07/28 .................. 500 504,688
5.08% , 01/30/29 .................. 730 743,057
Bank of Nova Scotia (The)
5.40% , 06/04/27 .................. 950 961,566
5.25% , 06/12/28 .................. 940 958,907
(1-day SOFR + 1.00%), 4.40% , 09/08/28
(g)
1,010 1,009,416
(1-day SOFR + 0.76%), 4.04% , 09/15/28
(g)
1,215 1,208,540
(1-day SOFR + 0.89%), 4.93% , 02/14/29
(g)
1,125 1,134,891
5.45% , 08/01/29 .................. 585 602,608
4.85% , 02/01/30 .................. 1,790 1,811,499
(1-day SOFR + 0.73%), 4.25% , 02/02/30
(g)
1,435 1,423,407
(1-day SOFR + 1.07%), 5.13% , 02/14/31
(g)
760 773,421
2.15% , 08/01/31 .................. 1,800 1,592,498
(1-day SOFR + 1.09%), 4.34% , 09/15/31
(g)
1,025 1,010,788
2.45% , 02/02/32 .................. 1,120 994,823
(1-day SOFR + 1.44%), 4.74% , 11/10/32
(g)
815 813,491
5.65% , 02/01/34 .................. 875 913,048
(1-day SOFR + 1.05%), 4.81% , 02/02/34
(g)
1,215 1,200,135
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(g)
.................... 845 810,120
Bank of the Philippine Islands
(e)
5.25% , 03/26/29 .................. 400 408,230
5.00% , 04/07/30 .................. 400 407,937
5.63% , 04/07/35 .................. 400 414,327
BankUnited, Inc., 5.13%, 06/11/30 ....... 305 304,585
Banque Federative du Credit Mutuel SA
(d)
4.75% , 07/13/27 .................. 550 552,008
5.19% , 02/16/28 .................. 845 855,200
5.79% , 07/13/28 .................. 795 815,332
4.59% , 10/16/28 .................. 400 400,443
5.54% , 01/22/30 .................. 655 672,777
4.54% , 01/15/31 .................. 400 395,065
5.11% , 01/15/36 .................. 400 391,577
Barclays plc
4.34% , 01/10/28 .................. 2,159 2,153,319
4.84% , 05/09/28 .................. 2,038 2,039,909
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50% ,
08/09/28
(g)
.................... 1,910 1,930,985
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(g)
1,350 1,354,691
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(g)
.................... USD 1,160 $ 1,205,875
(1-day SOFR + 0.96%), 5.09% , 02/25/29
(g)
1,190 1,200,282
(3-mo. SOFR + 2.16%), 4.97% , 05/16/29
(g)
1,865 1,876,192
(1-day SOFR + 2.22%), 6.49% , 09/13/29
(g)
1,165 1,212,368
(1-day SOFR + 1.08%), 4.48% , 11/11/29
(g)
1,560 1,551,594
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(g)
1,930 1,980,094
(1-day SOFR + 0.93%), 4.22% , 05/24/30
(g)
1,000 985,719
5.09% , 06/20/30
(g)
................. 1,625 1,631,639
(1-day SOFR + 1.56%), 4.94% , 09/10/30
(g)
1,340 1,345,735
(1-day SOFR + 1.23%), 5.37% , 02/25/31
(g)
1,600 1,629,261
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65% ,
06/24/31
(g)
.................... 728 668,431
(1-day SOFR + 1.14%), 4.52% , 02/24/32
(g)
1,100 1,077,053
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32
(g)
.................... 955 859,246
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
11/24/32
(g)
.................... 1,390 1,242,571
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(g)
.................... 905 931,376
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44% ,
11/02/33
(g)
.................... 1,795 2,009,577
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(g)
1,775 1,872,107
(1-day SOFR + 3.57%), 7.12% , 06/27/34
(g)
1,525 1,662,620
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(g)
1,380 1,494,060
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(g)
2,100 2,085,185
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56% ,
09/23/35
(g)
.................... 1,140 1,065,211
(1-day SOFR + 1.59%), 5.79% , 02/25/36
(g)
2,200 2,240,894
(1-day SOFR + 1.51%), 5.21% , 02/24/37
(g)
1,450 1,406,665
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81% ,
03/10/42
(g)
.................... 927 722,478
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33% ,
11/24/42
(g)
.................... 1,245 925,260
5.25% , 08/17/45 .................. 1,680 1,563,234
(1-day SOFR + 1.83%), 5.86% , 08/11/46
(g)
1,125 1,113,783
4.95% , 01/10/47 .................. 1,672 1,489,651
(1-day SOFR + 2.42%), 6.04% , 03/12/55
(c) (g)
810 828,902
BBG Sukuk Ltd., 4.56%, 10/09/29
(e)
....... 800 794,352
BBK BSC, 6.88%, 06/06/29
(e)
........... 600 603,786
BBVA Mexico SA, 5.25%, 09/10/29
(c) (e)
..... 800 813,942
BDO Unibank, Inc., 4.38%, 12/03/30
(e)
..... 600 597,041
BNP Paribas SA
(d)
3.50% , 11/16/27 .................. 700 690,273
4.40% , 08/14/28 .................. 2,100 2,093,993
(1-day SOFR + 1.61%), 1.90% , 09/30/28
(g)
3,640 3,508,778
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13% ,
01/13/29
(g)
.................... 2,805 2,833,191
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(g)
1,605 1,610,048
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34% ,
06/12/29
(g)
.................... 1,090 1,107,057
(1-day SOFR + 1.22%), 2.16% , 09/15/29
(g)
1,500 1,417,306
(1-day SOFR + 1.52%), 5.18% , 01/09/30
(g)
2,320 2,353,070

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 2.83%), 5.20% ,
01/10/30
(g)
.................... USD 1,613 $ 1,635,151
(1-day SOFR + 1.59%), 5.50% , 05/20/30
(g)
1,005 1,027,657
(1-day SOFR + 1.28%), 5.28% , 11/19/30
(g)
1,400 1,423,983
(1-day SOFR + 1.51%), 3.05% , 01/13/31
(g)
2,265 2,128,764
(1-day SOFR + 1.68%), 5.09% , 05/09/31
(g)
670 676,097
(3-mo. CME Term SOFR + 1.39%), 2.87% ,
04/19/32
(g)
.................... 2,108 1,912,631
(1-day SOFR + 1.62%), 5.79% , 01/13/33
(g)
2,215 2,290,340
(1-day SOFR + 1.56%), 3.13% , 01/20/33
(g)
1,343 1,212,718
(5-Year USD Swap Semi + 1.48%), 4.38% ,
03/01/33
(g)
.................... 1,273 1,256,193
(1-day SOFR + 1.29%), 4.92% , 01/15/34
(g)
800 783,446
(1-day SOFR + 1.87%), 5.89% , 12/05/34
(g)
2,550 2,666,906
(1-day SOFR + 1.88%), 5.74% , 02/20/35
(g)
1,420 1,455,551
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59% ,
08/12/35
(g)
.................... 1,540 1,382,636
(1-day SOFR + 1.92%), 5.91% , 11/19/35
(g)
1,650 1,674,831
2.82% , 01/26/41 .................. 810 566,530
BOS Funding Ltd.
(e)
7.00% , 03/14/28 .................. 600 613,135
5.25% , 09/12/29 .................. 600 590,383
4.88% , 11/19/30 .................. 400 386,039
Boubyan Sukuk Ltd., 4.97%, 06/04/30
(e)
.... 600 601,247
BPCE SA
(d)
4.75% , 07/19/27 .................. 1,015 1,020,230
3.50% , 10/23/27 .................. 665 656,090
3.25% , 01/11/28 .................. 1,110 1,089,039
5.13% , 01/18/28
(c)
................. 1,030 1,042,362
4.63% , 09/12/28 .................. 571 570,966
5.28% , 05/30/29 .................. 900 917,139
2.70% , 10/01/29 .................. 1,176 1,104,277
(1-day SOFR + 2.27%), 6.71% , 10/19/29
(c) (g)
1,120 1,171,702
(1-day SOFR + 1.96%), 5.72% , 01/18/30
(g)
935 957,395
(1-day SOFR + 1.68%), 5.88% , 01/14/31
(g)
415 427,745
(1-day SOFR + 1.58%), 5.39% , 05/28/31
(g)
1,000 1,014,232
(1-day SOFR + 1.27%), 4.76% , 01/13/32
(g)
750 742,024
(1-day SOFR + 1.31%), 2.28% , 01/20/32
(g)
885 781,465
(1-day SOFR + 1.73%), 3.12% , 10/19/32
(g)
1,000 887,371
(1-day SOFR + 2.87%), 5.75% , 07/19/33
(g)
780 798,645
(1-day SOFR + 2.59%), 7.00% , 10/19/34
(g)
1,430 1,562,985
(1-day SOFR + 2.79%), 6.51% , 01/18/35
(g)
735 762,187
(1-day SOFR + 1.85%), 5.94% , 05/30/35
(g)
1,235 1,264,471
(1-day SOFR + 2.04%), 6.29% , 01/14/36
(g)
1,375 1,437,407
(1-day SOFR + 1.96%), 6.03% , 05/28/36
(g)
1,025 1,050,582
(1-day SOFR + 1.57%), 5.42% , 01/13/37
(g)
1,150 1,123,111
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65% ,
01/14/37
(g)
.................... 1,195 1,076,733
(1-day SOFR + 1.95%), 3.58% , 10/19/42
(g)
830 612,383
(1-day SOFR + 2.61%), 6.92% , 01/14/46
(g)
790 809,267
(1-day SOFR + 2.11%), 6.35% , 01/13/47
(g)
500 482,018
BSF Finance
(e)
5.50% , 11/23/27 .................. 600 606,260
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.76% ,
09/03/35
(g)
.................... 1,000 981,596
BSF Sukuk Co. Ltd.
(e)
4.75% , 05/31/28 .................. 800 797,248
5.00% , 01/25/29 .................. 800 801,079
5.38% , 01/21/30 .................. 800 811,552
Burgan Senior SPC Ltd., 4.88%, 10/16/30
(e)
.. 600 595,303
CaixaBank SA
(d)(g)
(1-day SOFR + 2.70%), 6.21% , 01/18/29 . 1,150 1,180,620
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.14%), 4.63% , 07/03/29 . USD 600 $ 600,438
(SOFR Index + 1.78%), 5.67% , 03/15/30 . 1,265 1,297,450
(1-day SOFR + 1.36%), 4.89% , 07/03/31 . 600 600,649
(1-day SOFR + 1.21%), 4.82% , 04/22/32 . 800 795,029
(1-day SOFR + 2.77%), 6.84% , 09/13/34 . 1,075 1,175,097
(1-day SOFR + 2.26%), 6.04% , 06/15/35 . 630 656,608
(1-day SOFR + 1.79%), 5.58% , 07/03/36 . 900 907,824
(1-day SOFR + 1.53%), 5.40% , 04/22/37 . 800 789,957
Canadian Imperial Bank of Commerce
5.24% , 06/28/27 .................. 1,340 1,355,700
5.00% , 04/28/28 .................. 1,120 1,133,892
(SOFR Index + 0.60%), 4.24% , 09/08/28
(g)
880 878,039
5.99% , 10/03/28 .................. 1,290 1,334,962
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(g)
1,265 1,274,292
5.26% , 04/08/29 .................. 1,165 1,191,756
(SOFR Index + 0.79%), 4.28% , 01/29/30
(g)
1,285 1,274,986
(1-day SOFR + 1.34%), 4.63% , 09/11/30
(g)
840 841,080
(1-day SOFR + 1.11%), 5.25% , 01/13/31
(g)
730 745,369
(SOFR Index + 1.17%), 4.58% , 09/08/31
(g)
1,170 1,162,112
3.60% , 04/07/32 .................. 1,490 1,400,988
6.09% , 10/03/33 .................. 1,160 1,238,789
Capital One NA
4.65% , 09/13/28 .................. 809 811,401
2.70% , 02/06/30 .................. 550 515,359
CBQ Finance Ltd.
(e)
5.38% , 03/28/29 .................. 800 809,244
4.63% , 09/10/30 .................. 600 590,459
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e) (g)
... 500 516,802
China Construction Bank Corp.
(e)(g)
(SOFR Index + 0.55%), 4.21% , 07/16/27 . 800 801,538
(SOFR Index + 0.52%), 4.19% , 05/28/28 . 1,000 1,003,001
(SOFR Index + 0.50%), 4.17% , 09/11/28 . 1,000 1,002,940
(SOFR Index + 0.60%), 4.27% , 05/28/30 . 400 402,570
CIMB Bank Bhd., 2.13%, 07/20/27
(e)
...... 400 389,499
Citibank NA
4.58% , 05/29/27 .................. 1,945 1,955,005
5.80% , 09/29/28 .................. 2,150 2,227,327
4.84% , 08/06/29 .................. 2,410 2,440,515
4.91% , 05/29/30 .................. 2,665 2,706,141
5.57% , 04/30/34 .................. 1,075 1,116,788
Citigroup, Inc.
4.45% , 09/29/27 .................. 2,441 2,442,228
6.63% , 01/15/28 .................. 1,266 1,315,362
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(g)
2,450 2,454,740
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(g)
1,475 1,478,690
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(g)
.................... 2,921 2,893,709
4.13% , 07/25/28 .................. 1,790 1,775,354
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(g)
.................... 2,948 2,907,280
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(g)
2,900 2,913,665
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(g)
.................... 2,239 2,222,056
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(g)
2,710 2,750,743
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(g)
.................... 2,560 2,515,098
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(g)
3,090 3,077,601
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(g)
1,989 1,880,735
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(g)
2,190 2,036,604
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(g)
3,718 3,677,255
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(g)
2,155 2,169,692
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(g)
3,810 3,500,833
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(g)
2,310 2,285,765

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(g)
USD 3,374 $ 3,031,248
6.63% , 06/15/32 .................. 1,384 1,505,481
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(g)
2,460 2,178,945
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(g)
3,471 3,145,288
5.88% , 02/22/33 .................. 681 709,230
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(g)
3,415 3,211,429
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(g)
2,220 2,213,415
6.00% , 10/31/33 .................. 925 966,948
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(g)
2,695 2,881,871
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(g)
2,865 2,982,220
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(g)
.................... 885 898,591
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(g)
2,665 2,711,929
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(g)
3,090 3,134,103
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(g)
3,285 3,370,264
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(g)
2,780 2,791,413
6.13% , 08/25/36 .................. 680 706,100
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(g)
3,550 3,515,579
(3-mo. CME Term SOFR + 1.43%), 3.88% ,
01/24/39
(g)
.................... 1,647 1,421,744
8.13% , 07/15/39 .................. 2,047 2,560,741
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(g)
.................... 1,050 1,033,674
(1-day SOFR + 4.55%), 5.32% , 03/26/41
(g)
1,771 1,722,332
5.88% , 01/30/42 .................. 1,349 1,378,538
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(g)
1,600 1,153,436
6.68% , 09/13/43 .................. 1,050 1,123,977
5.30% , 05/06/44 .................. 1,190 1,103,249
4.65% , 07/30/45 .................. 1,336 1,168,705
4.75% , 05/18/46 .................. 2,085 1,763,762
(3-mo. CME Term SOFR + 2.10%), 4.28% ,
04/24/48
(g)
.................... 1,136 923,708
4.65% , 07/23/48 .................. 2,865 2,487,735
(1-day SOFR + 1.75%), 5.61% , 03/04/56
(g)
1,460 1,408,172
Citizens Bank NA
(g)
(1-day SOFR + 2.00%), 4.58% , 08/09/28 . 770 770,905
(1-day SOFR + 0.70%), 4.19% , 01/29/29 . 500 496,435
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(g)
1,165 1,198,365
2.50% , 02/06/30 .................. 895 823,486
3.25% , 04/30/30 .................. 365 345,487
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(g)
745 754,132
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(g)
1,325 1,364,676
2.64% , 09/30/32 .................. 700 600,246
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(g)
860 924,244
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36
(g)
.................... 100 99,107
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64% ,
05/21/37
(g)
.................... 480 478,998
Commercial Bank of Dubai PSC
(e)
5.32% , 06/14/28 .................. 800 806,268
4.86% , 10/10/29 .................. 600 598,575
Commonwealth Bank of Australia
3.15% , 09/19/27
(d)
................. 670 661,379
4.42% , 03/14/28 .................. 540 542,603
3.90% , 03/16/28
(d)
................. 805 800,360
Series C , 4.36% , 03/27/29 ........... 710 711,603
4.61% , 03/14/30
(d)
................. 670 676,096
4.15% , 10/01/30 .................. 890 882,177
2.69% , 03/11/31
(d)
................. 1,465 1,326,354
1.88% , 09/15/31
(d)
................. 770 678,202
Security
Par (000)
Par (000) Value
Banks (continued)
3.78% , 03/14/32
(d)
................. USD 1,145 $ 1,075,511
5.84% , 03/13/34
(d)
................. 980 1,012,402
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61% ,
09/12/34
(d) (g)
................... 1,345 1,291,452
3.74% , 09/12/39
(d)
................. 1,754 1,435,567
3.31% , 03/11/41
(d)
................. 1,220 929,003
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.32%), 5.93% ,
03/14/46
(d) (g)
................... 200 198,977
4.32% , 01/10/48
(d)
................. 1,130 906,362
Cooperatieve Rabobank UA
4.37% , 05/27/27 .................. 500 501,112
3.74% , 01/14/28 .................. 250 248,392
4.88% , 01/21/28 .................. 180 182,356
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66% ,
08/22/28
(d) (g)
................... 970 971,680
3.96% , 10/17/28 .................. 500 497,102
4.80% , 01/09/29 .................. 390 395,010
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56% ,
02/28/29
(d) (g)
................... 1,485 1,512,588
4.32% , 04/01/29 .................. 500 500,444
4.49% , 10/17/29 .................. 935 940,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45% ,
03/05/30
(c) (d) (g)
.................. 735 751,514
4.16% , 01/14/31 .................. 250 246,367
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.99% ,
05/27/31
(d) (g)
................... 500 505,085
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.71% ,
01/21/33
(d) (g)
................... 1,000 1,038,442
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76% ,
04/06/33
(d) (g)
................... 370 347,259
5.25% , 05/24/41 .................. 1,687 1,652,137
5.75% , 12/01/43 .................. 1,461 1,423,879
5.25% , 08/04/45 .................. 1,086 1,000,626
Credit Agricole SA
(d)
5.30% , 07/12/28 .................. 1,370 1,394,053
(1-day SOFR + 1.21%), 4.63% , 09/11/28
(g)
1,710 1,710,567
(1-day SOFR + 1.13%), 5.23% , 01/09/29
(g)
585 590,897
(1-day SOFR + 1.86%), 6.32% , 10/03/29
(g)
1,165 1,209,582
(1-day SOFR + 1.69%), 5.34% , 01/10/30
(g)
1,265 1,286,818
3.25% , 01/14/30 .................. 1,223 1,152,206
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(g)
500 505,967
(1-day SOFR + 1.17%), 4.66% , 01/12/32
(g)
1,250 1,233,904
(5-Year USD Swap Semi + 1.64%), 4.00% ,
01/10/33
(g)
.................... 1,175 1,156,326
5.51% , 07/05/33 .................. 1,130 1,166,586
(1-day SOFR + 1.36%), 4.82% , 09/25/33
(g)
1,000 980,761
5.37% , 03/11/34
(c)
................. 980 996,360
(1-day SOFR + 2.67%), 6.25% , 01/10/35
(g)
1,340 1,390,575
(1-day SOFR + 1.74%), 5.86% , 01/09/36
(g)
1,435 1,478,325
(1-day SOFR + 1.43%), 5.26% , 01/12/37
(g)
1,800 1,764,425
2.81% , 01/11/41 .................. 1,435 999,596
Danske Bank A/S
(d)
4.38% , 06/12/28 .................. 355 353,918
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 4.66% ,
03/27/29
(g)
.................... 800 800,959

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71% ,
03/01/30
(g)
.................... USD 1,505 $ 1,545,854
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 4.61% ,
10/02/30
(g)
.................... 885 880,957
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.02% ,
03/04/31
(g)
.................... 610 613,946
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.42% ,
09/12/31
(g)
.................... 400 393,000
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.00% ,
03/27/32
(g)
.................... 800 802,625
DBS Group Holdings Ltd., 4.40%, 03/21/28
(d)
. 400 401,804
Depository Trust Co. (The)
(d)
4.30% , 03/27/29 .................. 250 249,672
4.55% , 03/27/31 .................. 250 250,181
Deutsche Bank AG, New York, 3.90%,
07/12/47
(d)
..................... 1,620 1,280,493
DIB Sukuk Ltd.
(e)
5.49% , 11/30/27 .................. 1,400 1,416,866
4.80% , 08/16/28 .................. 1,200 1,202,585
5.24% , 03/04/29 .................. 1,000 1,010,438
4.57% , 11/19/30 .................. 600 594,613
DNB Bank ASA
(d)(g)
(1-day SOFR + 1.05%), 4.85% , 11/05/30 . 880 888,480
(1-day SOFR + 1.05%), 4.38% , 11/04/31 . 800 788,210
(1-day SOFR + 1.13%), 4.83% , 03/30/32 . 800 798,133
Doha Finance Ltd.
(e)
5.25% , 03/12/29 .................. 600 605,495
5.25% , 03/05/30 .................. 600 605,973
4.50% , 03/16/31 .................. 600 583,239
Ecobank Transnational, Inc., 10.13%,
10/15/29
(e)
..................... 600 645,762
EI Sukuk Co. Ltd.
(e)
5.43% , 05/28/29 .................. 800 811,981
5.06% , 03/25/30 .................. 800 804,699
4.54% , 03/23/31 .................. 400 392,193
Emirates NBD Bank PJSC
(e)
5.63% , 10/21/27 .................. 600 607,642
5.88% , 10/11/28 .................. 1,000 1,025,226
(1-day SOFR + 1.40%), 5.05% , 01/31/29
(g)
800 804,033
5.14% , 11/26/29 .................. 400 402,552
(1-day SOFR + 1.10%), 4.75% , 01/22/30
(g)
600 599,105
4.53% , 01/13/31 .................. 600 590,921
Fab Sukuk Co. Ltd.
(e)
4.58% , 01/17/28 .................. 400 399,029
4.78% , 01/23/29 .................. 800 798,948
5.15% , 01/16/30 .................. 600 608,378
Federation des Caisses Desjardins du
Quebec
(d)
4.55% , 08/23/27 .................. 685 687,342
5.70% , 03/14/28 .................. 1,350 1,381,797
5.25% , 04/26/29 .................. 1,015 1,036,597
4.57% , 08/26/30 .................. 265 264,266
Fifth Third Bancorp
2.55% , 05/05/27 .................. 607 596,839
3.95% , 03/14/28 .................. 923 916,150
(SOFR Index + 2.19%), 6.36% , 10/27/28
(g)
1,140 1,170,042
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(g)
280 290,015
(SOFR Index + 2.13%), 4.77% , 07/28/30
(g)
1,320 1,318,972
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(g)
920 922,889
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(g)
1,205 1,241,764
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.95%), 4.57% , 04/29/32
(g)
USD 1,075 $ 1,058,186
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(g)
465 448,961
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(g)
1,400 1,366,814
8.25% , 03/01/38 .................. 960 1,157,305
Fifth Third Bank NA, (1-day SOFR + 2.61%),
5.33%, 08/25/33
(g)
................ 320 320,668
Fifth Third Financial Corp.
4.00% , 02/01/29
(c)
................. 420 414,050
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(g)
900 928,087
First Abu Dhabi Bank PJSC
(e)
5.13% , 10/13/27 .................. 600 603,255
4.38% , 04/24/28 .................. 800 794,170
4.77% , 06/06/28 .................. 800 799,654
(1-day SOFR + 1.20%), 4.85% , 01/29/29
(g)
400 402,011
5.00% , 02/28/29 .................. 1,000 1,006,188
(1-day SOFR + 1.05%), 4.70% , 07/22/29
(g)
400 398,529
(1-day SOFR + 1.00%), 4.65% , 01/22/30
(g)
800 794,815
(1-day SOFR + 0.97%), 4.64% , 05/27/30
(g)
800 794,064
4.38% , 09/10/30 .................. 800 787,202
4.30% , 01/13/31 .................. 800 781,235
(1-day SOFR + 0.75%), 4.43% , 02/11/31
(g)
400 392,596
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32% ,
04/04/34
(g)
.................... 1,200 1,230,318
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.80% ,
01/16/35
(g)
.................... 1,200 1,219,219
First Citizens BancShares, Inc.
(g)
(1-day SOFR + 1.41%), 5.23% , 03/12/31 . 285 283,514
(1-day SOFR + 1.49%), 4.87% , 03/03/32 . 375 363,395
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 660 648,077
First Horizon Bank, 5.75%, 05/01/30 ...... 650 663,639
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(g)
................ 25 25,385
First-Citizens Bank & Trust Co., 6.13%,
03/09/28 ...................... 600 614,697
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(g)
..................... 135 136,250
GFH Senior Sukuk Ltd., 7.50%, 11/06/29
(e)
.. 600 581,997
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 1,000 940,009
HBOS plc, 6.00%, 11/01/33
(d)
........... 175 181,284
HDFC Bank Ltd., 5.18%, 02/15/29
(e)
...... 400 405,174
HSBC Bank USA NA
5.88% , 11/01/34 .................. 470 489,901
5.63% , 08/15/35 .................. 440 449,721
7.00% , 01/15/39 .................. 845 945,253
HSBC Holdings plc
(1-day SOFR + 1.06%), 5.60% , 05/17/28
(g)
1,835 1,855,630
(1-day SOFR + 2.11%), 4.76% , 06/09/28
(g)
2,545 2,550,259
(1-day SOFR + 2.61%), 5.21% , 08/11/28
(g)
2,345 2,364,222
(1-day SOFR + 1.73%), 2.01% , 09/22/28
(g)
2,247 2,170,888
(1-day SOFR + 3.35%), 7.39% , 11/03/28
(g)
3,015 3,136,474
(1-day SOFR + 1.04%), 5.13% , 11/19/28
(g)
1,300 1,310,517
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(g)
1,600 1,608,150
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(g)
2,115 2,174,551
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(g)
.................... 2,619 2,616,948
(1-day SOFR + 1.29%), 2.21% , 08/17/29
(g)
2,215 2,099,948
(1-day SOFR + 1.46%), 5.55% , 03/04/30
(g)
1,590 1,626,507
(1-day SOFR + 0.99%), 4.40% , 03/10/30
(g)
1,400 1,390,166
4.95% , 03/31/30 .................. 2,540 2,572,157
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(g)
.................... 3,038 2,974,166

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.29%), 5.29% , 11/19/30
(g)
USD 2,000 $ 2,035,833
(1-day SOFR + 1.29%), 5.13% , 03/03/31
(g)
1,525 1,543,708
(1-day SOFR + 1.57%), 5.24% , 05/13/31
(g)
2,000 2,029,091
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(g)
1,369 1,267,650
(1-day SOFR + 1.95%), 2.36% , 08/18/31
(g)
1,248 1,129,127
(1-day SOFR + 1.19%), 4.62% , 11/06/31
(g)
1,700 1,683,875
(1-day SOFR + 1.21%), 4.68% , 03/10/32
(g)
1,400 1,383,525
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(g)
1,540 1,595,343
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(g)
3,045 2,754,156
(1-day SOFR + 1.41%), 2.87% , 11/22/32
(g)
1,953 1,755,301
(1-day SOFR + 2.53%), 4.76% , 03/29/33
(g)
1,845 1,801,488
(1-day SOFR + 2.87%), 5.40% , 08/11/33
(g)
2,385 2,425,864
(1-day SOFR + 4.25%), 8.11% , 11/03/33
(g)
1,970 2,261,586
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(g)
2,225 2,364,192
(1-day SOFR + 2.98%), 6.55% , 06/20/34
(g)
1,975 2,091,643
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(g)
1,905 2,114,085
(1-day SOFR + 1.78%), 5.72% , 03/04/35
(g)
1,400 1,437,901
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(g)
1,620 1,648,002
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(g)
2,450 2,469,407
6.50% , 05/02/36 .................. 709 751,839
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(g)
2,230 2,300,046
(1-day SOFR + 1.96%), 5.74% , 09/10/36
(g)
1,550 1,557,757
(1-day SOFR + 1.43%), 5.13% , 11/06/36
(g)
2,500 2,455,068
(1-day SOFR + 1.55%), 5.28% , 03/10/37
(g)
2,945 2,904,195
6.50% , 09/15/37 .................. 2,870 3,062,038
6.80% , 06/01/38 .................. 624 674,420
6.10% , 01/14/42 .................. 1,045 1,100,591
(1-day SOFR + 2.65%), 6.33% , 03/09/44
(g)
2,800 2,959,061
5.25% , 03/14/44
(c)
................. 1,470 1,381,590
HSBC USA, Inc., 4.65%, 06/03/28 ....... 1,160 1,167,597
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44% , 08/04/28
(g)
545 544,462
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(g)
830 858,895
2.55% , 02/04/30 .................. 1,404 1,300,734
(1-day SOFR + 1.28%), 5.27% , 01/15/31
(g)
835 847,886
(1-day SOFR + 0.99%), 4.62% , 01/28/32
(g)
1,170 1,156,284
(1-day SOFR + 2.05%), 5.02% , 05/17/33
(g)
485 482,627
(SOFR Index + 1.87%), 5.71% , 02/02/35
(g)
930 952,643
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36
(g)
.................... 832 716,475
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39
(g)
.................... 670 682,669
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.61% ,
01/28/41
(g)
.................... 360 351,710
Huntington National Bank (The)
(SOFR Index + 1.65%), 4.55% , 05/17/28
(g)
540 540,045
5.65% , 01/10/30 .................. 555 573,506
ICICI Bank Ltd., 3.80%, 12/14/27
(e)
....... 500 493,874
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.48%), 4.13% , 05/23/27
(e) (g)
400 400,517
3.54% , 11/08/27 .................. 750 742,901
4.13% , 05/21/28
(e)
................. 400 399,915
(SOFR Index + 0.52%), 4.17% , 05/21/28
(e) (g)
1,200 1,203,322
(SOFR Index + 0.38%), 4.05% , 03/16/29
(e) (g)
1,000 1,000,790
Industrial Bank Co. Ltd.
(e)(g)
(SOFR Index + 0.56%), 4.23% , 08/14/27 . 600 600,549
(SOFR Index + 0.41%), 4.08% , 03/12/29 . 800 800,688
Industrial Subordinated Trust 2 0, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.86%), 6.55%, 04/15/36
(e) (g)
... 800 812,106
ING Groep NV
4.55% , 10/02/28 .................. 1,493 1,495,990
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(g)
USD 625 $ 629,216
4.05% , 04/09/29 .................. 908 897,298
(1-day SOFR + 1.44%), 5.34% , 03/19/30
(g)
995 1,015,171
(SOFR Index + 1.23%), 5.07% , 03/25/31
(g)
600 606,484
Series VAR , (SOFR Index + 1.26%), 4.80% ,
03/23/32
(g)
.................... 1,000 995,739
(1-day SOFR + 1.32%), 2.73% , 04/01/32
(g)
908 823,838
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(g)
1,111 1,072,762
(1-day SOFR + 2.09%), 6.11% , 09/11/34
(g)
895 947,487
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(g)
1,380 1,405,108
(1-day SOFR + 1.61%), 5.53% , 03/25/36
(g)
1,010 1,024,864
(SOFR Index + 1.61%), 5.42% , 03/23/37
(g)
1,000 999,587
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 400 385,241
Intesa Sanpaolo SpA
(d)
3.88% , 07/14/27 .................. 374 371,581
3.88% , 01/12/28 .................. 355 351,252
Series XR , 4.00% , 09/23/29 .......... 670 655,255
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(g)
.................... 746 705,057
6.63% , 06/20/33 .................. 1,200 1,302,630
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25% ,
11/21/33
(g)
.................... 1,005 1,165,803
7.20% , 11/28/33 .................. 1,565 1,759,940
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(g)
.................... 740 629,436
Series XR , 4.70% , 09/23/49 .......... 585 475,257
7.80% , 11/28/53 .................. 1,360 1,616,411
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78% ,
06/20/54
(g)
.................... 1,461 1,691,515
Israel Discount Bank Ltd., 5.38%, 01/26/28
(d) (e)
200 200,781
Itau Unibanco Holding SA, 6.00%, 02/27/30
(c) (e)
1,000 1,037,284
JPMorgan Chase & Co.
4.25% , 10/01/27 .................. 1,723 1,724,032
3.63% , 12/01/27 .................. 1,355 1,341,706
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(g)
.................... 2,391 2,370,904
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(g)
1,525 1,489,447
(1-day SOFR + 0.93%), 4.98% , 07/22/28
(g)
3,720 3,744,269
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(g)
3,400 3,417,655
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(g)
2,355 2,357,388
(3-mo. CME Term SOFR + 1.21%), 3.51% ,
01/23/29
(g)
.................... 3,087 3,041,940
(1-day SOFR + 0.80%), 4.92% , 01/24/29
(g)
2,430 2,449,964
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29
(g)
.................... 2,527 2,507,033
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(g)
2,266 2,158,705
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29
(g)
.................... 2,805 2,787,444
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(g)
2,730 2,775,258
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(g)
2,795 2,897,126
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29
(g)
.................... 2,268 2,265,202
(1-day SOFR + 1.31%), 5.01% , 01/23/30
(g)
2,940 2,974,499
(1-day SOFR + 1.16%), 5.58% , 04/22/30
(g)
3,160 3,249,831
(1-day SOFR + 0.82%), 4.41% , 04/23/30
(g)
2,975 2,962,644
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30
(g)
.................... 2,728 2,663,733
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(g)
2,255 2,255,997
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(g)
2,985 3,021,880
8.75% , 09/01/30 .................. 670 776,068

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(g)
.................... USD 3,807 $ 3,584,425
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(g)
2,695 2,698,948
(1-day SOFR + 1.01%), 5.14% , 01/24/31
(g)
2,730 2,777,511
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(g)
.................... 3,296 3,285,694
(1-day SOFR + 2.04%), 2.52% , 04/22/31
(g)
2,384 2,204,996
(1-day SOFR + 1.44%), 5.10% , 04/22/31
(g)
2,430 2,475,708
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31
(g)
.................... 2,925 2,728,308
(1-day SOFR + 0.93%), 4.26% , 10/22/31
(g)
2,110 2,074,985
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(g)
.................... 1,980 1,744,880
(1-day SOFR + 0.84%), 4.35% , 01/22/32
(g)
1,885 1,855,689
(1-day SOFR + 1.07%), 1.95% , 02/04/32
(g)
3,215 2,836,614
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(g)
.................... 3,870 3,502,277
(1-day SOFR + 0.99%), 4.62% , 04/23/32
(g)
3,000 2,985,476
(1-day SOFR + 1.18%), 2.55% , 11/08/32
(g)
3,140 2,793,435
(1-day SOFR + 1.26%), 2.96% , 01/25/33
(g)
3,570 3,240,625
(1-day SOFR + 1.80%), 4.59% , 04/26/33
(g)
2,615 2,579,402
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(g)
4,495 4,504,039
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(g)
3,395 3,521,527
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(g)
4,263 4,351,885
(1-day SOFR + 1.81%), 6.25% , 10/23/34
(g)
2,825 3,032,311
(1-day SOFR + 1.62%), 5.34% , 01/23/35
(g)
2,980 3,023,459
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(g)
2,860 2,980,411
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(g)
3,430 3,463,878
(1-day SOFR + 1.34%), 4.95% , 10/22/35
(g)
3,115 3,077,762
(1-day SOFR + 1.32%), 5.50% , 01/24/36
(g)
2,635 2,695,725
(1-day SOFR + 1.68%), 5.57% , 04/22/36
(g)
4,195 4,315,037
(1-day SOFR + 1.64%), 5.58% , 07/23/36
(g)
3,385 3,441,302
(1-day SOFR + 1.19%), 4.81% , 10/22/36
(g)
3,280 3,185,813
(1-day SOFR + 1.07%), 4.90% , 01/22/37
(g)
2,860 2,787,773
(1-day SOFR + 1.30%), 5.19% , 02/05/37
(g)
2,950 2,896,376
(1-day SOFR + 1.26%), 5.15% , 04/23/37
(g)
3,750 3,729,796
6.40% , 05/15/38 .................. 2,859 3,150,533
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38
(g)
.................... 3,100 2,725,580
5.50% , 10/15/40 .................. 1,587 1,616,882
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41
(g)
.................... 1,875 1,430,190
5.60% , 07/15/41 .................. 2,553 2,581,048
(3-mo. CME Term SOFR + 1.51%), 2.53% ,
11/19/41
(g)
.................... 2,020 1,415,227
5.40% , 01/06/42 .................. 1,861 1,833,313
(3-mo. CME Term SOFR + 1.46%), 3.16% ,
04/22/42
(g)
.................... 2,550 1,920,335
5.63% , 08/16/43 .................. 1,562 1,555,471
4.85% , 02/01/44 .................. 1,248 1,135,484
4.95% , 06/01/45 .................. 1,755 1,599,209
(1-day SOFR + 1.55%), 5.53% , 11/29/45
(g)
2,015 1,991,616
(3-mo. CME Term SOFR + 1.84%), 4.26% ,
02/22/48
(g)
.................... 2,403 1,968,075
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(g)
.................... 1,807 1,423,934
(3-mo. CME Term SOFR + 1.64%), 3.96% ,
11/15/48
(g)
.................... 3,799 2,960,182
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49
(g)
.................... 2,007 1,540,898
(1-day SOFR at 0.00% Floor + 2.44%),
3.11% , 04/22/51
(g)
............... 2,527 1,659,317
(1-day SOFR at 0.00% Floor + 1.58%),
3.33% , 04/22/52
(g)
............... 3,986 2,701,743
Kasikornbank PCL, 5.46%, 03/07/28
(e)
..... 600 608,857
Security
Par (000)
Par (000) Value
Banks (continued)
KBC Group NV
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80% ,
01/19/29 ..................... USD 1,030 $ 1,050,802
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 4.93% ,
10/16/30 ..................... 750 754,527
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.45% ,
09/23/31 ..................... 1,000 984,015
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32% ,
09/21/34 ..................... 560 599,084
KEB Hana Bank
(e)
5.75% , 10/24/28 .................. 400 413,441
5.38% , 04/23/29 .................. 400 410,670
4.00% , 10/21/30 .................. 200 197,313
Keybank National Association
5.85% , 11/15/27 .................. 1,100 1,120,966
4.39% , 12/14/27 .................. 265 264,644
3.90% , 04/13/29 .................. 434 424,604
4.90% , 08/08/32 .................. 700 687,092
5.00% , 01/26/33 .................. 855 845,829
KeyCorp
4.10% , 04/30/28 .................. 1,060 1,052,864
2.55% , 10/01/29 .................. 1,285 1,203,295
(SOFR Index + 1.23%), 5.12% , 04/04/31
(g)
135 136,308
(SOFR Index + 2.06%), 4.79% , 06/01/33
(g)
895 877,106
(SOFR Index + 2.42%), 6.40% , 03/06/35
(g)
680 722,867
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(g)
745 731,792
KFH Sukuk Co.
(e)
5.01% , 01/17/29 .................. 1,000 1,003,517
5.38% , 01/14/30 .................. 1,000 1,015,239
4.56% , 01/13/31 .................. 1,000 984,154
KIB Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.75%), 5.54%, 04/16/36
(e) (g)
.......... 200 197,052
Kookmin Bank
(e)
5.38% , 05/08/27 .................. 400 404,332
4.63% , 04/21/28 .................. 400 402,509
4.38% , 05/08/28 .................. 400 400,665
4.50% , 02/01/29 .................. 600 596,788
5.25% , 05/08/29 .................. 200 205,144
4.63% , 05/08/30 .................. 200 202,018
2.50% , 11/04/30
(c)
................. 600 543,981
Lloyds Banking Group plc
4.38% , 03/22/28 .................. 1,928 1,925,964
4.55% , 08/16/28 .................. 923 925,019
3.57% , 11/07/28
(g)
................. 2,454 2,422,996
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28
(g)
.................... 1,310 1,321,417
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87% ,
03/06/29
(g)
.................... 910 931,987
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(g)
.................... 850 855,398
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.60%), 4.24% ,
02/10/30
(g)
.................... 700 693,288
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(g)
.................... 915 944,352

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31
(g)
.................... USD 1,200 $ 1,182,257
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(g)
.................... 1,255 1,252,901
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95% ,
11/15/33
(g)
.................... 760 866,847
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68% ,
01/05/35
(g)
.................... 2,070 2,134,216
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59% ,
11/26/35
(g)
.................... 1,240 1,263,183
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(g)
.................... 850 870,202
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94% ,
11/04/36
(g)
.................... 1,280 1,235,974
5.30% , 12/01/45 .................. 865 793,698
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37% ,
12/14/46
(g)
.................... 1,395 1,009,872
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.67% ,
02/10/47
(g)
.................... 800 776,804
4.34% , 01/09/48 .................. 1,142 916,936
M&T Bank Corp.
(g)
(SOFR Index + 1.78%), 4.55% , 08/16/28 . 695 694,815
(1-day SOFR + 0.93%), 4.83% , 01/16/29 . 580 582,021
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 935 996,313
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 800 809,612
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 875 916,888
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 760 753,327
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40% ,
07/30/35 ..................... 275 275,103
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 1,355 1,349,860
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.30% ,
04/18/36 ..................... 275 272,661
Malayan Banking Bhd., (1-day SOFR + 0.60%),
4.28%, 11/19/28
(e) (g)
............... 600 600,876
Manufacturers & Traders Trust Co.
3.40% , 08/17/27 .................. 730 719,392
4.70% , 01/27/28 .................. 1,185 1,191,362
(1-day SOFR + 0.95%), 4.76% , 07/06/28
(g)
835 837,133
(1-day SOFR + 0.94%), 4.55% , 04/18/30
(g)
250 249,352
MAR Finance LLC, 4.88%, 05/29/30
(e)
..... 600 602,008
Mashreq AL Islami Sukuk Co. Ltd., 5.03%,
04/22/30
(e)
..................... 400 403,678
Mashreqbank PSC, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 7.88%, 02/24/33
(e) (g)
.......... 600 621,405
Mauritius Commercial Bank Ltd. (The), 7.95%,
04/26/28
(e)
..................... 400 418,092
Metropolitan Bank & Trust Co.
(e)
5.38% , 03/06/29 .................. 600 614,798
5.50% , 03/06/34 .................. 400 408,938
Mitsubishi UFJ Financial Group, Inc.
3.29% , 07/25/27 .................. 515 509,347
3.96% , 03/02/28 .................. 1,250 1,242,536
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.02% ,
07/20/28
(g)
.................... USD 1,394 $ 1,402,986
4.05% , 09/11/28 .................. 863 856,809
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35% ,
09/13/28
(g)
.................... 1,150 1,163,367
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(g)
.................... 1,315 1,335,148
3.74% , 03/07/29 .................. 1,636 1,609,715
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24% ,
04/19/29
(g)
.................... 655 663,778
3.20% , 07/18/29 .................. 1,728 1,657,484
2.56% , 02/25/30 .................. 1,126 1,043,587
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26% ,
04/17/30
(g)
.................... 1,060 1,078,646
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.59% ,
04/18/30
(g)
.................... 400 400,149
2.05% , 07/17/30 .................. 1,311 1,182,438
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31
(g)
.................... 760 771,667
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(g)
......... 530 543,520
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31
(g)
.................... 620 629,140
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53% ,
09/12/31
(g)
.................... 1,000 988,523
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.51% ,
01/14/32
(g)
.................... 800 787,937
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.85% ,
04/21/32
(g)
.................... 350 349,598
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(g)
.................... 1,945 1,718,469
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(g)
.................... 880 779,440
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85% ,
01/19/33
(g)
.................... 855 766,437
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32% ,
04/19/33
(g)
.................... 610 589,741
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(g)
.................... 1,485 1,493,458
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47% ,
09/13/33
(g)
.................... 570 584,071
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44% ,
02/22/34
(g)
.................... 1,570 1,605,429
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41% ,
04/19/34
(g)
.................... 865 883,298

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43% ,
04/17/35
(g)
.................... USD 1,545 $ 1,569,671
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57% ,
01/16/36
(g)
.................... 1,405 1,436,980
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62% ,
04/24/36
(g)
.................... 1,450 1,485,433
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19% ,
09/12/36
(g)
.................... 1,000 992,820
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06% ,
01/14/37
(g)
.................... 1,070 1,049,075
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.02%), 5.33% ,
04/21/37
(g)
.................... 1,400 1,396,895
4.29% , 07/26/38 .................. 975 900,629
4.15% , 03/07/39 .................. 1,400 1,257,486
3.75% , 07/18/39 .................. 1,670 1,406,764
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.87% ,
04/21/47
(g)
.................... 1,200 1,201,345
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31
(d) (e)
800 793,210
Mizuho Bank Ltd.
(d)
4.40% , 04/16/29 .................. 1,405 1,407,505
4.70% , 04/16/31 .................. 1,035 1,041,355
5.19% , 04/16/36 .................. 1,900 1,889,195
5.77% , 04/16/46 .................. 1,405 1,392,785
Mizuho Financial Group, Inc.
3.17% , 09/11/27 .................. 1,105 1,088,018
4.02% , 03/05/28 .................. 1,375 1,367,645
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41% ,
09/13/28
(g)
.................... 635 643,386
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67% ,
05/27/29
(g)
.................... 1,265 1,295,289
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78% ,
07/06/29
(g)
.................... 1,240 1,272,876
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29
(g)
.................... 855 849,626
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26% ,
05/22/30
(g)
.................... 565 544,351
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38% ,
05/26/30
(g)
.................... 810 827,287
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38% ,
07/10/30
(g)
.................... 700 714,974
(3-mo. CME Term SOFR + 1.39%), 3.15% ,
07/16/30
(g)
.................... 809 772,910
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(g)
.................... 540 509,817
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.10% ,
05/13/31
(g)
.................... 400 405,097
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(g)
.................... 665 611,861
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74% ,
05/27/31
(g)
.................... 755 782,455
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.71% ,
07/08/31
(g)
.................... USD 955 $ 954,468
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31
(g)
.................... 1,085 978,700
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(g)
.................... 1,008 897,737
2.56% , 09/13/31 .................. 1,025 905,094
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.70%), 4.44% ,
05/12/32
(g)
.................... 600 588,661
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17% ,
05/22/32
(g)
.................... 685 601,608
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26% ,
07/09/32
(g)
.................... 850 746,909
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67% ,
09/13/33
(g)
.................... 590 612,245
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75% ,
05/27/34
(g)
.................... 730 758,802
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75% ,
07/06/34
(g)
.................... 985 1,022,903
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58% ,
05/26/35
(g)
.................... 835 856,239
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59% ,
07/10/35
(g)
.................... 835 856,946
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.42% ,
05/13/36
(g)
.................... 450 455,215
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(g)
.................... 1,700 1,705,520
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.05% ,
05/12/37
(g)
.................... 600 588,706
Morgan Stanley Bank NA
(g)
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 1,980 2,001,988
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 1,610 1,619,079
(1-day SOFR + 0.91%), 5.02% , 01/12/29 . 2,180 2,200,376
Morgan Stanley Private Bank NA
(g)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 1,990 1,989,325
(1-day SOFR + 0.78%), 4.20% , 11/17/28 . 2,080 2,072,468
(1-day SOFR + 0.76%), 4.21% , 02/08/30 . 2,250 2,225,394
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 2,885 2,880,373
(1-day SOFR at 0.00% Floor + 1.02%),
4.47% , 11/19/31 ................ 2,825 2,785,443
MUFG Bank Ltd., 4.70%, 03/10/44
(d)
...... 245 220,058
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(e) (g)
... 800 820,935
National Australia Bank Ltd.
3.91% , 06/09/27 .................. 165 164,689
5.09% , 06/11/27 .................. 770 778,520
4.50% , 10/26/27 .................. 815 819,145
4.94% , 01/12/28 .................. 900 911,496
4.31% , 06/13/28 .................. 935 937,144
4.90% , 06/13/28 .................. 920 932,655
3.85% , 12/13/28 .................. 500 495,535
4.79% , 01/10/29 .................. 695 705,733

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.90% , 01/14/30 .................. USD 365 $ 372,099
4.53% , 06/13/30 .................. 375 376,972
2.33% , 08/21/30
(d)
................. 2,115 1,907,681
4.15% , 01/13/31 .................. 500 494,353
2.99% , 05/21/31
(d)
................. 1,015 925,176
6.43% , 01/12/33
(d)
................. 1,235 1,316,136
4.95% , 01/10/34
(d)
................. 560 564,919
5.18% , 06/11/34
(d)
................. 735 750,547
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93% ,
08/02/34
(d) (g)
................... 1,338 1,296,868
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90% ,
01/14/36
(d) (g)
................... 815 840,232
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35% ,
01/12/37
(d) (g)
................... 1,225 1,109,851
2.65% , 01/14/41
(c) (d)
................ 1,230 859,196
National Bank of Canada
5.60% , 12/18/28 .................. 995 1,024,217
(SOFR Index + 0.76%), 4.17% , 01/20/29
(g)
750 746,297
4.50% , 10/10/29 .................. 465 464,652
National Bank of Ras Al-Khaimah PSC (The),
5.38%, 07/25/29
(e)
................ 600 605,869
National Securities Clearing Corp.
(d)
4.35% , 05/20/27 .................. 250 250,758
5.10% , 11/21/27 .................. 1,240 1,256,035
5.00% , 05/30/28 .................. 610 618,574
4.90% , 06/26/29 .................. 535 543,970
4.70% , 05/20/30 .................. 250 253,399
NatWest Group plc
(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ..................... 1,199 1,181,947
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52% ,
09/30/28 ..................... 985 999,231
4.89% , 05/18/29 .................. 1,795 1,806,222
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ..................... 715 734,857
5.08% , 01/27/30 .................. 1,979 2,000,449
(3-mo. SOFR + 2.13%), 4.45% , 05/08/30 . 1,620 1,611,430
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 1,510 1,523,253
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
05/23/31 ..................... 1,000 1,011,620
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02% ,
03/02/34 ..................... 975 1,027,001
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48% ,
06/01/34 ..................... 550 569,429
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 1,385 1,436,279
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03% ,
11/28/35 ..................... 1,125 1,028,263
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.91% ,
03/03/47 ..................... 800 775,453
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Markets plc
(d)
5.42% , 05/17/27 .................. USD 795 $ 805,089
4.79% , 03/21/28 .................. 500 503,442
4.17% , 11/06/28 .................. 600 595,866
4.65% , 03/27/29 .................. 800 802,384
5.41% , 05/17/29 .................. 1,380 1,412,887
5.02% , 03/21/30 .................. 600 606,470
4.41% , 11/06/30 .................. 800 790,603
4.89% , 03/27/31 .................. 800 804,334
NBK SPC Ltd., (1-day SOFR + 1.16%), 5.50%,
06/06/30
(e) (g)
.................... 800 817,101
Nordea Bank Abp
(d)
5.38% , 09/22/27 .................. 1,215 1,231,682
4.38% , 09/10/29 .................. 595 594,895
4.25% , 08/28/30 .................. 600 593,503
(5-Year USD Swap Semi + 1.69%), 4.63% ,
09/13/33
(g)
.................... 413 410,146
Norinchukin Bank (The)
(d)
4.87% , 09/14/27 .................. 1,025 1,028,715
5.43% , 03/09/28
(c)
................. 850 861,516
5.09% , 10/16/29 .................. 660 667,036
4.67% , 09/09/30 .................. 200 198,395
4.68% , 03/10/31 .................. 200 198,161
2.08% , 09/22/31
(c)
................. 1,410 1,221,179
5.07% , 09/14/32 .................. 245 245,156
5.36% , 09/09/35 .................. 200 199,083
5.36% , 03/10/36 .................. 200 198,662
Old National Bancorp, (3-mo. CME Term SOFR
+ 2.20%), 5.77%, 02/15/36
(g)
......... 25 24,952
OTP Bank Nyrt.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75% ,
05/15/33 ..................... 600 632,871
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 7.30% ,
07/30/35 ..................... 800 839,545
Oversea-Chinese Banking Corp. Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 4.60% ,
06/15/32
(e)
.................... 600 599,435
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52% ,
05/21/34
(e)
.................... 600 614,802
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.55% ,
09/08/35
(d)
.................... 1,100 1,088,367
Philippine National Bank, 4.85%, 10/23/29
(e)
. 200 200,968
Pinnacle Bank, 5.63%, 02/15/28 ......... 505 508,579
Pinnacle Financial Partners, Inc., (1-day SOFR
+ 2.35%), 6.17%, 11/01/30
(g)
.......... 305 312,655
PNC Bank NA
3.10% , 10/25/27 .................. 990 974,952
3.25% , 01/22/28 .................. 806 793,608
(1-day SOFR + 0.73%), 4.43% , 07/21/28
(g)
965 965,255
4.05% , 07/26/28 .................. 1,205 1,195,354
2.70% , 10/22/29 .................. 873 821,467
PNC Financial Services Group, Inc. (The)
3.15% , 05/19/27 .................. 869 860,513
(1-day SOFR + 1.62%), 5.35% , 12/02/28
(g)
1,155 1,171,767
(1-day SOFR + 0.61%), 4.08% , 01/26/29
(g)
625 621,621
3.45% , 04/23/29 .................. 1,630 1,592,102
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(g)
2,192 2,244,763
2.55% , 01/22/30 .................. 2,318 2,163,423
(1-day SOFR + 1.20%), 5.49% , 05/14/30
(g)
1,840 1,889,944
(1-day SOFR + 1.07%), 5.22% , 01/29/31
(g)
1,045 1,066,322

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.33%), 4.90% , 05/13/31
(g)
USD 1,270 $ 1,279,561
(1-day SOFR + 0.98%), 2.31% , 04/23/32
(g)
1,280 1,143,278
(1-day SOFR + 1.26%), 4.81% , 10/21/32
(g)
1,275 1,273,750
(SOFR Index + 1.85%), 4.63% , 06/06/33
(g)
1,235 1,200,732
(SOFR Index + 2.14%), 6.04% , 10/28/33
(g)
1,710 1,806,768
(1-day SOFR + 1.93%), 5.07% , 01/24/34
(g)
1,400 1,402,883
(1-day SOFR + 1.95%), 5.94% , 08/18/34
(g)
1,035 1,087,029
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(g)
2,415 2,669,479
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(g)
1,440 1,483,949
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(g)
1,630 1,653,396
(1-day SOFR + 1.39%), 5.58% , 01/29/36
(g)
1,945 1,987,053
(1-day SOFR + 1.42%), 5.37% , 07/21/36
(g)
1,915 1,924,538
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41
(g)
.................... 1,110 1,088,357
Provident Financing Trust I, 7.41%, 03/15/38 . 210 223,716
QIB Sukuk Ltd.
(e)
5.58% , 11/22/28 .................. 1,400 1,430,157
4.49% , 09/17/29 .................. 800 794,245
4.80% , 06/12/30 .................. 400 401,671
4.40% , 03/05/31 .................. 800 789,464
QIIB Senior Oryx Ltd.
(e)
5.25% , 01/24/29 .................. 800 809,918
4.50% , 11/13/30 .................. 400 396,563
QNB Bank A/S, 7.25%, 05/21/29
(e)
....... 600 619,627
QNB Finance Ltd.
4.88% , 01/30/29
(e)
................. 1,200 1,204,074
(1-day SOFR + 1.20%), 4.86% , 04/02/29
(g)
1,000 1,000,511
(1-day SOFR + 1.05%), 4.72% , 03/04/30
(e) (g)
800 796,958
4.50% , 07/24/30
(e)
................. 1,000 990,108
(1-day SOFR + 0.80%), 4.45% , 01/29/31
(e) (g)
800 786,609
Regions Bank, 6.45%, 06/26/37 ......... 495 518,617
Regions Financial Corp.
1.80% , 08/12/28 .................. 740 695,998
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(g)
620 636,886
(1-day SOFR + 2.06%), 5.50% , 09/06/35
(g)
900 903,810
7.38% , 12/10/37 .................. 242 274,862
Riyad Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.10%),
5.81%, 01/14/36
(e) (g)
............... 1,000 982,758
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(e) (g)
.......... 1,200 1,203,711
Rizal Commercial Banking Corp.
(e)
5.50% , 01/18/29 .................. 600 614,279
5.38% , 01/29/30 .................. 200 204,674
Royal Bank of Canada
3.63% , 05/04/27 .................. 1,125 1,120,074
4.24% , 08/03/27 .................. 1,665 1,667,250
6.00% , 11/01/27 .................. 1,540 1,579,959
4.90% , 01/12/28 .................. 1,195 1,208,064
5.20% , 08/01/28 .................. 1,445 1,472,116
(SOFR Index + 0.86%), 4.52% , 10/18/28
(g)
1,840 1,843,281
(1-day SOFR + 0.70%), 4.00% , 11/03/28
(g)
1,640 1,629,294
(1-day SOFR + 0.83%), 4.97% , 01/24/29
(g)
1,710 1,725,021
4.95% , 02/01/29 .................. 1,655 1,683,005
(1-day SOFR + 0.89%), 4.50% , 08/06/29
(g)
1,725 1,726,228
(1-day SOFR + 0.84%), 4.40% , 04/17/30
(g)
1,250 1,244,842
(1-day SOFR + 1.10%), 4.97% , 08/02/30
(g)
1,790 1,811,348
(SOFR Index + 1.08%), 4.65% , 10/18/30
(g)
2,110 2,115,846
(1-day SOFR + 1.03%), 5.15% , 02/04/31
(g)
2,310 2,348,795
(SOFR Index + 1.13%), 4.97% , 05/02/31
(g)
1,350 1,366,400
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(g)
1,400 1,399,348
2.30% , 11/03/31 .................. 2,053 1,834,564
(1-day SOFR + 0.98%), 4.31% , 11/03/31
(g)
1,330 1,307,899
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.01%), 4.61% , 05/03/32
(g)
USD 1,495 $ 1,485,865
3.88% , 05/04/32 .................. 923 889,044
5.00% , 02/01/33 .................. 2,375 2,399,936
5.00% , 05/02/33 .................. 1,170 1,183,077
5.15% , 02/01/34 .................. 1,825 1,867,145
Santander Holdings USA, Inc.
4.40% , 07/13/27 .................. 1,098 1,097,052
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(g)
1,620 1,670,879
(1-day SOFR + 1.61%), 5.47% , 03/20/29
(g)
585 593,513
(1-day SOFR + 2.70%), 6.57% , 06/12/29
(g)
846 875,417
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(g)
1,010 1,042,212
(1-day SOFR + 1.94%), 5.35% , 09/06/30
(g)
1,410 1,425,717
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(g)
870 894,377
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(g)
215 237,406
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(c) (g)
740 780,147
Santander UK Group Holdings plc
(g)
3.82% , 11/03/28 .................. 975 963,934
(1-day SOFR + 2.60%), 6.53% , 01/10/29 . 1,345 1,387,243
(SOFR Index + 1.07%), 4.32% , 09/22/29 . 400 396,794
(SOFR Index + 1.55%), 4.86% , 09/11/30 . 795 795,645
(SOFR Index + 1.52%), 5.69% , 04/15/31 . 645 663,610
(1-day SOFR + 1.48%), 2.90% , 03/15/32 . 635 577,795
(SOFR Index + 1.58%), 5.14% , 09/22/36 . 800 773,964
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(e) (g)
.......... 1,200 1,193,303
Scotiabank Peru SAA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.31%), 6.10%, 10/01/35
(e) (g)
.......... 400 409,317
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 400 411,449
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e) (g)
... 250 254,929
Shinhan Bank Co. Ltd.
4.50% , 03/26/28
(e)
................. 600 598,487
4.50% , 04/12/28
(e)
................. 400 401,312
(1-day SOFR + 1.08%), 4.73% , 10/26/28
(e) (g)
600 608,469
4.00% , 04/23/29
(e)
................. 400 391,922
4.63% , 05/13/30
(e)
................. 600 605,870
4.38% , 04/10/31
(d)
................. 400 399,628
4.38% , 04/13/32
(e)
................. 400 389,808
5.75% , 04/15/34
(e)
................. 600 620,625
Shinhan Card Co. Ltd., 5.50%, 03/12/29
(e)
... 400 409,239
Shinhan Financial Group Co. Ltd.
(e)
5.00% , 07/24/28 .................. 600 606,398
4.50% , 07/30/30 .................. 400 397,498
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 397,248
SIB Sukuk Co. III Ltd.
(e)
5.25% , 07/03/29 .................. 600 603,520
5.20% , 02/26/30 .................. 400 401,476
4.60% , 11/12/30 .................. 400 389,711
Skandinaviska Enskilda Banken AB
(d)
5.38% , 03/05/29 .................. 750 767,911
4.00% , 03/12/29 .................. 400 396,257
4.50% , 09/03/30 .................. 400 397,166
4.38% , 03/12/31 .................. 400 395,827
SNB Funding Ltd.
(e)(g)
(1-day SOFR + 1.20%), 4.86% , 07/11/29 . 400 397,930
(1-day SOFR + 1.20%), 4.87% , 03/17/30 . 600 596,321
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.00% ,
06/24/35 ..................... 1,400 1,405,483
SNB Sukuk Ltd.
(e)
5.13% , 02/27/29 .................. 800 807,347

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.94% ,
07/18/36
(g)
.................... USD 600 $ 602,551
Societe Generale SA
(d)
4.68% , 06/15/27 .................. 805 809,125
4.75% , 09/14/28
(c)
................. 789 791,089
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45% ,
01/10/29
(g)
.................... 1,430 1,470,208
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.50% ,
04/13/29
(g)
.................... 200 202,765
(1-day SOFR + 1.42%), 5.25% , 05/22/29
(g)
1,000 1,010,156
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63% ,
01/19/30
(g)
.................... 780 795,492
3.00% , 01/22/30 .................. 1,150 1,077,559
(1-day SOFR + 1.10%), 4.45% , 04/12/30
(g)
200 198,063
(1-day SOFR + 1.65%), 5.51% , 05/22/31
(g)
950 968,705
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
06/09/32
(g)
.................... 1,165 1,048,799
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34% ,
01/21/33
(g)
.................... 840 761,167
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.10% ,
04/13/33
(g)
.................... 1,000 1,040,290
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22% ,
06/15/33
(c) (g)
................... 1,365 1,408,949
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69% ,
01/10/34
(g)
.................... 1,140 1,222,243
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07% ,
01/19/35
(g)
.................... 1,030 1,065,537
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65% ,
07/08/35
(c) (g)
................... 540 506,316
(1-day SOFR + 1.73%), 5.44% , 10/03/36
(g)
1,055 1,037,326
(1-day SOFR + 1.60%), 5.40% , 04/10/37
(c) (g)
1,050 1,024,546
3.63% , 03/01/41 .................. 985 714,184
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03% ,
01/21/43
(g)
.................... 900 673,811
5.63% , 11/24/45
(c)
................. 555 511,409
7.37% , 01/10/53 .................. 885 937,900
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13% ,
01/19/55
(g)
.................... 1,150 1,188,555
SOUTHSTATE BANK Corp., (3-mo. CME Term
SOFR + 3.19%), 7.00%, 06/13/35
(g)
..... 10 10,392
Standard Chartered plc
(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.69% ,
05/14/28
(g)
.................... 1,020 1,031,657
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77% ,
11/16/28
(g)
.................... 1,405 1,471,629
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.30% ,
01/09/29
(g)
.................... 1,585 1,626,947
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.55% ,
01/21/29
(g)
.................... USD 630 $ 639,362
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.77%), 4.30% ,
01/13/30
(g)
.................... 800 791,739
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 7.02% ,
02/08/30
(g)
.................... 675 714,184
4.31% , 05/21/30
(g)
................. 820 809,387
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.01% ,
10/15/30
(g)
.................... 1,130 1,137,902
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64% ,
04/01/31
(g)
.................... 1,290 1,280,693
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.24% ,
05/13/31
(g)
.................... 900 912,922
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 4.53% ,
06/05/32
(g)
.................... 800 782,684
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68% ,
06/29/32
(g)
.................... 1,775 1,585,654
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60% ,
01/12/33
(g)
.................... 915 833,855
(5-Year USD Swap Rate + 1.97%), 4.87% ,
03/15/33
(c) (g)
................... 463 461,035
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30% ,
07/06/34
(g)
.................... 1,020 1,078,398
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35
(g)
.................... 1,650 1,725,543
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91% ,
05/14/35
(g)
.................... 1,760 1,812,504
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 6.23% ,
01/21/36
(g)
.................... 770 813,436
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27% ,
02/18/36
(g)
.................... 1,640 1,504,350
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.40% ,
08/12/36
(g)
.................... 2,050 2,037,025
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.24% ,
01/13/37
(g)
.................... 835 817,506
5.30% , 01/09/43 .................. 900 828,154
5.70% , 03/26/44
(c)
................. 1,935 1,862,656
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.71% ,
03/05/47
(g)
.................... 800 767,016
State Bank of India
(e)
4.88% , 05/05/28 .................. 1,000 1,003,862
5.00% , 01/17/29 .................. 400 403,280
5.13% , 11/25/29 .................. 400 406,060
4.50% , 09/09/30 .................. 400 396,826
Sumitomo Mitsui Financial Group, Inc.
3.36% , 07/12/27 .................. 459 454,048
3.35% , 10/18/27 .................. 1,447 1,428,340
5.52% , 01/13/28 .................. 1,495 1,521,887

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
3.54% , 01/17/28 .................. USD 1,340 $ 1,322,389
5.80% , 07/13/28 .................. 720 740,077
3.94% , 07/19/28 .................. 1,048 1,037,341
5.72% , 09/14/28 .................. 1,640 1,684,112
1.90% , 09/17/28 .................. 2,000 1,884,528
4.31% , 10/16/28 .................. 670 667,984
2.47% , 01/14/29 .................. 485 460,454
4.11% , 01/15/29 .................. 705 698,990
5.32% , 07/09/29 .................. 690 704,668
3.04% , 07/16/29 .................. 2,828 2,698,314
2.72% , 09/27/29 .................. 990 931,199
5.71% , 01/13/30 .................. 1,465 1,515,675
2.75% , 01/15/30 .................. 1,375 1,285,846
5.24% , 04/15/30 .................. 480 489,835
2.13% , 07/08/30 .................. 1,397 1,261,039
5.85% , 07/13/30 .................. 665 692,365
2.14% , 09/23/30 .................. 992 888,042
1.71% , 01/12/31 .................. 505 441,477
(1-day SOFR + 1.19%), 4.66% , 07/08/31
(g)
600 596,926
5.42% , 07/09/31 .................. 1,700 1,744,722
2.22% , 09/17/31 .................. 1,065 933,608
(1-day SOFR + 1.02%), 4.49% , 01/15/32
(g)
950 935,495
5.45% , 01/15/32 .................. 400 411,404
5.77% , 01/13/33 .................. 1,550 1,615,730
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(g)
400 398,964
5.78% , 07/13/33 .................. 585 609,739
5.81% , 09/14/33 .................. 935 978,879
5.56% , 07/09/34 .................. 1,300 1,334,862
5.63% , 01/15/35 .................. 1,040 1,072,910
(1-day SOFR + 1.50%), 5.25% , 07/08/36
(g)
885 885,772
(1-day SOFR + 1.22%), 5.05% , 01/15/37
(g)
900 883,032
2.30% , 01/12/41 .................. 815 555,059
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(g)
.................... 1,200 1,169,994
2.93% , 09/17/41 .................. 670 480,145
3.05% , 01/14/42 .................. 725 537,625
6.18% , 07/13/43 .................. 1,040 1,094,442
5.84% , 07/09/44 .................. 1,060 1,052,531
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(g)
310 302,070
(1-day SOFR + 1.36%), 5.57% , 01/15/47
(g)
445 431,468
Sumitomo Mitsui Trust Bank Ltd.
(d)
4.45% , 09/10/27 .................. 560 560,882
4.95% , 09/15/27 .................. 690 695,523
5.50% , 03/09/28
(c)
................. 860 876,524
4.50% , 03/13/28 .................. 715 716,411
5.55% , 09/14/28 .................. 500 512,522
3.95% , 03/05/29 .................. 1,000 988,176
5.20% , 03/07/29 .................. 810 825,535
4.50% , 09/10/29 .................. 895 894,765
4.70% , 03/13/30
(c)
................. 545 548,149
4.20% , 03/05/31
(c)
................. 1,000 986,514
5.35% , 03/07/34 .................. 570 580,500
4.85% , 09/10/34 .................. 450 441,986
5.05% , 03/13/35 .................. 425 422,085
4.80% , 03/05/36 .................. 1,000 962,956
Sumitomo Mitsui Trust Group, Inc., (1-day
SOFR + 1.65%), 5.42%, 09/11/36
(d) (g)
.... 500 491,086
Svenska Handelsbanken AB
(d)
5.13% , 05/28/27
(c)
................. 640 646,953
3.95% , 06/10/27 .................. 730 728,392
4.38% , 05/23/28 .................. 670 671,700
5.50% , 06/15/28 .................. 575 587,062
Swedbank AB
(d)
5.34% , 09/20/27 .................. 1,155 1,169,607
Security
Par (000)
Par (000) Value
Banks (continued)
5.41% , 03/14/29 .................. USD 530 $ 543,002
5.00% , 11/20/29
(c)
................. 685 699,095
5.08% , 05/21/30 .................. 600 608,901
4.90% , 03/30/31 .................. 400 402,325
TC Ziraat Bankasi A/S
(e)
8.00% , 01/16/29 .................. 400 418,523
7.25% , 02/04/30 .................. 800 814,497
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99% ,
08/02/34
(g)
.................... 600 624,984
Toronto-Dominion Bank (The)
4.11% , 06/08/27 .................. 1,980 1,976,743
4.69% , 09/15/27 .................. 1,800 1,809,741
5.16% , 01/10/28 .................. 1,070 1,083,344
3.91% , 01/13/28 .................. 500 496,589
4.86% , 01/31/28 .................. 1,145 1,154,124
4.57% , 06/02/28 .................. 1,095 1,099,349
5.52% , 07/17/28 .................. 1,310 1,341,279
4.11% , 10/13/28 .................. 1,005 998,911
4.99% , 04/05/29 .................. 1,505 1,527,995
4.36% , 04/23/29 .................. 750 747,785
4.78% , 12/17/29 .................. 1,105 1,117,412
4.81% , 06/03/30 .................. 1,620 1,633,615
4.41% , 01/13/31 .................. 820 812,862
2.00% , 09/10/31 .................. 1,680 1,484,903
2.45% , 01/12/32 .................. 1,185 1,050,073
5.30% , 01/30/32 .................. 1,110 1,138,923
3.20% , 03/10/32 .................. 1,265 1,166,324
4.46% , 06/08/32 .................. 2,448 2,410,736
4.87% , 04/22/33 .................. 970 964,464
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(g)
.................... 610 613,137
4.93% , 10/15/35 .................. 1,355 1,328,866
Truist Bank
(1-day SOFR + 0.77%), 4.42% , 07/24/28
(g)
1,315 1,314,045
Series I , (1-day SOFR + 0.66%), 4.14% ,
01/27/29
(g)
.................... 840 836,037
(1-day SOFR + 0.91%), 4.14% , 10/23/29
(g)
1,250 1,237,750
2.25% , 03/11/30 .................. 1,327 1,210,825
Truist Financial Corp.
1.13% , 08/03/27 .................. 1,115 1,072,337
(1-day SOFR + 1.37%), 4.12% , 06/06/28
(g)
980 976,524
(1-day SOFR + 1.44%), 4.87% , 01/26/29
(g)
1,665 1,676,694
3.88% , 03/19/29 .................. 1,270 1,246,915
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(g)
1,220 1,156,276
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(g)
855 907,094
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(g)
1,245 1,273,871
1.95% , 06/05/30 .................. 1,050 950,166
(1-day SOFR + 1.31%), 5.07% , 05/20/31
(g)
1,325 1,340,451
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32
(g)
.................... 985 975,035
Series I , (1-day SOFR + 1.09%), 4.68% ,
04/23/32
(g)
.................... 1,005 995,779
(1-day SOFR + 1.57%), 5.15% , 08/05/32
(g)
1,045 1,058,666
(1-day SOFR + 2.24%), 4.92% , 07/28/33
(g)
1,285 1,258,502
(1-day SOFR + 2.30%), 6.12% , 10/28/33
(g)
985 1,042,383
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(g)
1,725 1,723,768
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(g)
1,320 1,373,678
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(g)
1,915 1,970,762
(1-day SOFR + 1.40%), 4.96% , 10/23/36
(g)
1,105 1,067,190
Series I , (1-day SOFR + 1.41%), 5.28% ,
04/23/37
(g)
.................... 1,065 1,051,098

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Turkiye Garanti Bankasi A/S
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.09%), 8.38% ,
02/28/34 ..................... USD 600 $ 614,391
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.13% ,
01/03/35 ..................... 600 610,398
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.13% ,
01/08/36 ..................... 600 608,881
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%), 7.63% ,
04/15/36 ..................... 600 596,636
Turkiye Is Bankasi A/S
(e)
7.75% , 06/12/29 .................. 400 415,785
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.63%), 7.38% ,
04/02/36
(g)
.................... 400 396,008
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 7.58% ,
02/05/37
(g)
.................... 600 592,557
Turkiye Vakiflar Bankasi TAO
(e)
9.00% , 10/12/28 .................. 800 859,370
6.88% , 01/07/30 .................. 400 402,214
7.25% , 07/31/30 .................. 600 608,573
UniCredit SpA
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13% ,
06/03/32 ..................... 943 867,401
(5-Year USD Swap Rate + 3.70%), 5.86% ,
06/19/32 ..................... 995 1,001,459
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34 ..................... 1,225 1,291,414
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46% ,
06/30/35 ..................... 1,430 1,431,517
United Overseas Bank Ltd.
(d)
4.40% , 04/02/28 .................. 800 803,077
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86% ,
10/07/32
(g)
.................... 810 802,158
US Bancorp
3.90% , 04/26/28 .................. 1,514 1,504,814
(1-day SOFR + 1.66%), 4.55% , 07/22/28
(g)
2,095 2,098,012
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(g)
1,190 1,194,563
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(g)
1,290 1,323,535
3.00% , 07/30/29 .................. 1,649 1,575,719
(1-day SOFR + 1.56%), 5.38% , 01/23/30
(g)
1,445 1,479,714
1.38% , 07/22/30 .................. 2,426 2,137,508
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(g)
1,730 1,759,192
(1-day SOFR + 1.06%), 5.05% , 02/12/31
(g)
855 867,389
(1-day SOFR + 1.30%), 5.08% , 05/15/31
(g)
280 284,260
(1-day SOFR + 0.87%), 4.48% , 01/26/32
(g)
1,095 1,082,118
(1-day SOFR + 1.02%), 2.68% , 01/27/33
(g)
1,040 926,757
(1-day SOFR + 2.11%), 4.97% , 07/22/33
(g)
1,355 1,346,488
(1-day SOFR + 2.09%), 5.85% , 10/21/33
(g)
1,760 1,845,374
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(g)
1,760 1,740,035
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(g)
1,765 1,841,904
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(g)
2,070 2,138,911
(1-day SOFR + 1.41%), 5.42% , 02/12/36
(g)
1,450 1,476,371
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(g)
.................... 1,535 1,332,695
(1-day SOFR + 1.10%), 5.03% , 01/26/37
(g)
1,355 1,333,427
Security
Par (000)
Par (000) Value
Banks (continued)
US Bank NA, (1-day SOFR + 0.91%), 4.73%,
05/15/28
(g)
..................... USD 50 $ 50,168
Wachovia Corp., 5.50%, 08/01/35 ........ 1,072 1,082,961
Warba Sukuk Ltd., 5.35%, 07/10/29
(e)
...... 600 604,924
Webster Financial Corp., 4.10%, 03/25/29 ... 343 335,396
Wells Fargo & Co.
4.30% , 07/22/27 .................. 2,529 2,525,618
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(g)
.................... 3,115 3,088,569
(1-day SOFR + 2.10%), 2.39% , 06/02/28
(g)
3,415 3,340,693
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(g)
2,950 2,961,957
4.15% , 01/24/29 .................. 3,255 3,238,264
(1-day SOFR + 1.37%), 4.97% , 04/23/29
(g)
2,985 3,010,992
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(g)
4,145 4,236,811
(1-day SOFR + 0.88%), 4.08% , 09/15/29
(g)
2,790 2,760,896
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(g)
2,675 2,783,601
Series B , 7.95% , 11/15/29 ............ 386 426,112
(1-day SOFR + 0.74%), 4.18% , 01/23/30
(g)
2,405 2,383,561
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(g)
3,480 3,539,155
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(g)
.................... 3,665 3,459,952
(1-day SOFR + 1.11%), 5.24% , 01/24/31
(g)
1,525 1,554,558
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(g)
.................... 3,512 3,258,134
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(g)
.................... 2,275 2,256,718
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(g)
4,310 4,384,128
(1-day SOFR + 1.50%), 3.35% , 03/02/33
(g)
4,830 4,446,431
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(g)
4,435 4,422,244
(1-day SOFR at 0.00% Floor + 2.02%),
5.39% , 04/24/34
(g)
............... 3,850 3,914,576
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(g)
4,165 4,277,701
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(g)
3,270 3,538,062
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(g)
3,400 3,464,707
5.38% , 02/07/35 .................. 735 752,195
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(g)
2,850 2,843,730
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(g)
4,045 4,142,204
(1-day SOFR + 1.34%), 4.89% , 09/15/36
(g)
2,725 2,651,483
5.95% , 12/15/36
(g)
................. 513 525,991
(1-day SOFR + 1.10%), 4.96% , 01/23/37
(g)
4,125 4,016,930
(1-day SOFR + 2.53%), 3.07% , 04/30/41
(g)
3,935 2,964,155
5.38% , 11/02/43 .................. 2,047 1,916,844
5.61% , 01/15/44 .................. 2,588 2,476,902
4.65% , 11/04/44 .................. 2,024 1,704,289
3.90% , 05/01/45 .................. 2,397 1,883,384
4.90% , 11/17/45 .................. 2,165 1,873,891
4.40% , 06/14/46 .................. 2,272 1,823,292
4.75% , 12/07/46 .................. 2,090 1,763,754
(1-day SOFR + 1.23%), 5.43% , 01/23/47
(g)
3,125 2,970,789
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(g)
.................... 5,925 5,240,844
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(g)
3,695 3,056,339
Wells Fargo Bank NA
5.95% , 08/26/36 .................. 670 696,070
5.85% , 02/01/37 .................. 955 988,699
6.60% , 01/15/38 .................. 1,318 1,440,445
Westpac Banking Corp.
4.04% , 08/26/27 .................. 330 329,818
5.46% , 11/18/27 .................. 1,375 1,402,385
3.40% , 01/25/28 .................. 820 810,519
5.54% , 11/17/28 .................. 1,060 1,094,207
1.95% , 11/20/28 .................. 1,480 1,399,957
5.05% , 04/16/29 .................. 780 798,400
2.65% , 01/16/30 .................. 962 908,162
4.35% , 07/01/30 .................. 695 695,502

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.15% , 06/03/31 .................. USD 1,520 $ 1,364,380
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(g)
.................... 860 873,048
6.82% , 11/17/33 .................. 665 726,971
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11% ,
07/24/34
(g)
.................... 1,185 1,157,514
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35
(g)
.................... 1,685 1,518,425
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(g)
.................... 1,100 1,115,455
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(g)
.................... 1,450 1,297,630
4.42% , 07/24/39 .................. 1,085 972,139
2.96% , 11/16/40 .................. 1,459 1,079,028
3.13% , 11/18/41 .................. 920 676,713
Westpac New Zealand Ltd.
(d)
4.90% , 02/15/28 .................. 1,375 1,388,101
4.13% , 01/29/29 .................. 660 655,145
5.20% , 02/28/29 .................. 710 724,279
4.94% , 02/27/30 .................. 610 617,805
4.22% , 09/16/30 .................. 400 393,910
Wintrust Financial Corp., 4.85%, 06/06/29 ... 365 359,373
Woori Bank
(e)
4.88% , 01/26/28 .................. 600 605,758
5.13% , 08/06/28 .................. 600 606,924
4.75% , 01/24/29 .................. 400 403,735
Yapi ve Kredi Bankasi A/S
(e)
9.25% , 10/16/28 .................. 800 861,535
7.13% , 10/10/29 .................. 200 204,083
7.25% , 03/03/30 .................. 400 407,641
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25% ,
01/17/34
(g)
.................... 1,100 1,145,648
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.83%), 7.55% ,
06/11/36
(g)
.................... 600 592,459
Zions Bancorp NA
(1-day SOFR + 1.16%), 4.70% , 08/18/28
(g)
250 249,595
(1-day SOFR + 1.06%), 4.48% , 02/09/29
(g)
250 248,630
3.25% , 10/29/29 .................. 560 521,485
(1-day SOFR + 2.83%), 6.82% , 11/19/35
(g)
450 469,552
1,672,341,139
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 559,353
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 .................. 4,615 4,503,891
4.90% , 02/01/46 .................. 8,706 7,882,161
Anheuser-Busch InBev Finance, Inc.
4.70% , 02/01/36 .................. 1,415 1,380,393
4.63% , 02/01/44 .................. 1,062 938,702
4.90% , 02/01/46 .................. 1,880 1,693,789
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 2,843 2,870,944
3.50% , 06/01/30 .................. 2,040 1,972,943
4.90% , 01/23/31 .................. 935 954,741
5.00% , 06/15/34 .................. 1,160 1,173,715
5.88% , 06/15/35 .................. 615 657,042
4.38% , 04/15/38 .................. 895 832,423
8.20% , 01/15/39 .................. 1,368 1,724,309
Security
Par (000)
Par (000) Value
Beverages (continued)
5.45% , 01/23/39 .................. USD 1,893 $ 1,924,659
8.00% , 11/15/39 .................. 723 905,272
4.95% , 01/15/42 .................. 1,676 1,567,367
4.60% , 04/15/48 .................. 185 159,033
4.44% , 10/06/48 .................. 2,190 1,840,470
5.55% , 01/23/49 .................. 3,969 3,871,520
4.50% , 06/01/50 .................. 135 118,911
4.75% , 04/15/58 .................. 727 621,258
5.80% , 01/23/59 .................. 1,842 1,851,314
Bacardi Ltd.
4.70% , 05/15/28
(e)
................. 451 450,836
5.25% , 01/15/29
(d)
................. 1,260 1,272,771
5.40% , 06/15/33
(e)
................. 710 705,071
5.15% , 05/15/38
(e)
................. 230 213,319
5.90% , 06/15/43
(d)
................. 485 460,429
5.30% , 05/15/48
(e)
................. 500 435,686
Bacardi-Martini BV
(d)
5.55% , 02/01/30 .................. 310 315,791
6.00% , 02/01/35 .................. 335 342,143
Becle SAB de CV, 2.50%, 10/14/31
(e)
...... 800 688,164
Brown-Forman Corp.
4.75% , 04/15/33 .................. 445 437,991
4.00% , 04/15/38 .................. 496 431,845
4.50% , 07/15/45 .................. 701 578,716
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,094 1,079,920
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 547,014
Coca-Cola Co. (The)
2.90% , 05/25/27 .................. 447 442,170
1.45% , 06/01/27 .................. 1,094 1,065,236
1.50% , 03/05/28 .................. 1,315 1,259,491
1.00% , 03/15/28 .................. 1,345 1,273,262
2.13% , 09/06/29 .................. 1,435 1,346,405
3.45% , 03/25/30 .................. 1,579 1,537,409
1.65% , 06/01/30 .................. 1,925 1,740,552
2.00% , 03/05/31 .................. 1,117 1,007,797
1.38% , 03/15/31 .................. 1,535 1,343,340
2.25% , 01/05/32 .................. 1,550 1,390,951
5.00% , 05/13/34 .................. 920 946,465
4.65% , 08/14/34 .................. 575 577,371
2.50% , 06/01/40 .................. 1,485 1,088,004
2.88% , 05/05/41 .................. 985 744,992
4.20% , 03/25/50 .................. 815 663,840
2.60% , 06/01/50 .................. 1,478 896,727
3.00% , 03/05/51 .................. 1,848 1,206,264
2.50% , 03/15/51 .................. 1,446 848,194
5.30% , 05/13/54 .................. 960 916,478
5.20% , 01/14/55 .................. 1,550 1,462,324
2.75% , 06/01/60 .................. 940 536,057
5.40% , 05/13/64 .................. 1,610 1,531,247
Coca-Cola Consolidated, Inc.
5.25% , 06/01/29 .................. 1,090 1,113,944
5.45% , 06/01/34 .................. 555 569,948
Coca-Cola Femsa SAB de CV
2.75% , 01/22/30 .................. 1,047 980,431
1.85% , 09/01/32 .................. 920 771,417
5.10% , 05/06/35 .................. 450 452,552
5.25% , 11/26/43 .................. 390 371,845
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 400 389,695
Constellation Brands, Inc.
3.50% , 05/09/27 .................. 613 608,271
4.35% , 05/09/27 .................. 620 620,291
3.60% , 02/15/28 .................. 543 535,326
4.65% , 11/15/28 .................. 575 576,910
4.80% , 01/15/29 .................. 485 487,872

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
3.15% , 08/01/29 .................. USD 976 $ 934,897
2.88% , 05/01/30 .................. 865 810,392
4.80% , 05/01/30 .................. 250 251,666
2.25% , 08/01/31 .................. 1,425 1,259,055
4.75% , 05/09/32 .................. 120 119,091
4.90% , 05/01/33 .................. 1,135 1,122,241
4.95% , 11/01/35 .................. 390 378,590
4.50% , 05/09/47 .................. 700 574,909
4.10% , 02/15/48 .................. 650 498,741
5.25% , 11/15/48 .................. 476 430,017
3.75% , 05/01/50 .................. 620 447,175
Diageo Capital plc
5.30% , 10/24/27 .................. 955 969,342
3.88% , 05/18/28 .................. 1,010 1,002,550
2.38% , 10/24/29 .................. 210 196,052
2.00% , 04/29/30 .................. 1,358 1,232,075
2.13% , 04/29/32 .................. 758 655,448
5.50% , 01/24/33 .................. 900 930,340
5.63% , 10/05/33 .................. 895 930,917
5.88% , 09/30/36 .................. 946 1,000,557
3.88% , 04/29/43 .................. 370 292,862
Diageo Investment Corp.
5.63% , 04/15/35 .................. 600 624,461
7.45% , 04/15/35 .................. 480 561,958
4.25% , 05/11/42 .................. 890 757,438
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 200 153,018
Fomento Economico Mexicano SAB de CV
4.38% , 05/10/43 .................. 60 51,909
3.50% , 01/16/50 .................. 1,276 931,000
Heineken NV
(d)
3.50% , 01/29/28 .................. 1,480 1,460,165
4.00% , 10/01/42 .................. 565 464,524
4.35% , 03/29/47 .................. 850 697,799
Keurig Dr Pepper, Inc.
3.43% , 06/15/27 .................. 829 819,882
4.35% , 05/15/28 .................. 780 777,053
4.60% , 05/25/28 .................. 960 960,728
5.05% , 03/15/29 .................. 685 692,298
3.95% , 04/15/29 .................. 805 790,034
3.20% , 05/01/30 .................. 1,228 1,155,069
4.60% , 05/15/30 .................. 590 585,666
Series 31* , 2.25% , 03/15/31 .......... 415 367,775
Series 10 , 5.20% , 03/15/31 ........... 590 597,165
4.05% , 04/15/32 .................. 879 834,319
5.30% , 03/15/34 .................. 805 801,873
5.15% , 05/15/35 .................. 600 587,202
4.50% , 11/15/45 .................. 500 407,189
4.42% , 12/15/46 .................. 565 444,317
5.09% , 05/25/48 .................. 470 405,542
3.80% , 05/01/50 .................. 935 654,326
3.35% , 03/15/51 .................. 575 369,849
4.50% , 04/15/52 .................. 1,131 886,225
Maple Parent Holdings Corp.
(d)
4.75% , 03/26/29 .................. 340 339,927
5.05% , 03/26/31 .................. 370 370,396
5.70% , 03/26/36 .................. 365 365,487
6.63% , 03/26/56 .................. 460 465,339
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 1,355 1,222,985
4.20% , 07/15/46 .................. 1,761 1,380,125
Pepsico Singapore Financing I Pte. Ltd.
4.55% , 02/16/29 .................. 825 832,717
4.70% , 02/16/34 .................. 800 796,656
PepsiCo, Inc.
3.00% , 10/15/27 .................. 1,425 1,406,301
Security
Par (000)
Par (000) Value
Beverages (continued)
4.45% , 02/07/28 .................. USD 615 $ 619,712
3.60% , 02/18/28 .................. 755 748,913
4.45% , 05/15/28 .................. 890 896,653
4.10% , 01/15/29 .................. 1,140 1,139,066
7.00% , 03/01/29 .................. 485 521,036
4.50% , 07/17/29 .................. 1,190 1,199,415
2.63% , 07/29/29 .................. 1,407 1,340,706
4.60% , 02/07/30 .................. 475 481,455
2.75% , 03/19/30 .................. 1,500 1,417,752
1.63% , 05/01/30 .................. 1,050 947,683
4.30% , 07/23/30 .................. 480 481,875
1.40% , 02/25/31 .................. 1,416 1,239,393
1.95% , 10/21/31 .................. 1,080 953,351
3.90% , 07/18/32 .................. 1,340 1,300,344
4.65% , 07/23/32 .................. 750 754,181
4.45% , 02/15/33 .................. 900 902,546
4.80% , 07/17/34 .................. 875 878,750
5.00% , 02/07/35 .................. 685 691,079
5.00% , 07/23/35
(c)
................. 1,330 1,340,989
5.50% , 01/15/40 .................. 390 400,438
3.50% , 03/19/40 .................. 335 277,793
4.88% , 11/01/40 .................. 485 466,297
2.63% , 10/21/41 .................. 1,211 864,693
4.00% , 03/05/42 .................. 610 513,566
3.60% , 08/13/42 .................. 459 366,633
4.25% , 10/22/44 .................. 390 331,495
4.45% , 04/14/46 .................. 1,030 889,264
3.45% , 10/06/46 .................. 913 673,836
4.00% , 05/02/47 .................. 670 533,200
3.38% , 07/29/49 .................. 618 434,795
2.88% , 10/15/49 .................. 829 532,578
3.63% , 03/19/50 .................. 960 705,812
2.75% , 10/21/51 .................. 847 518,607
4.20% , 07/18/52 .................. 555 444,717
4.65% , 02/15/53 .................. 500 431,535
5.25% , 07/17/54 .................. 790 754,382
3.88% , 03/19/60 .................. 700 516,413
Pernod Ricard International Finance LLC
(d)
1.25% , 04/01/28 .................. 860 808,620
1.63% , 04/01/31 .................. 1,370 1,181,442
2.75% , 10/01/50 .................. 418 245,388
Pernod Ricard SA, 5.50%, 01/15/42
(d)
..... 785 753,273
Primo Water Holdings, Inc.
(d)
6.25% , 04/01/29 .................. 815 816,061
4.38% , 04/30/29 .................. 778 759,416
Suntory Holdings Ltd., 5.12%, 06/11/29
(d)
... 560 568,411
150,966,182
Biotechnology — 0.4%
AbbVie, Inc.
3.78% , 03/03/28 .................. 995 988,811
4.65% , 03/15/28 .................. 1,765 1,780,036
4.25% , 11/14/28 .................. 1,606 1,608,989
4.80% , 03/15/29 .................. 3,100 3,145,246
3.20% , 11/21/29 .................. 5,038 4,845,556
4.88% , 03/15/30 .................. 1,315 1,338,170
4.13% , 03/15/31 .................. 760 748,238
4.95% , 03/15/31 .................. 2,295 2,341,477
4.40% , 03/15/33 .................. 1,350 1,323,577
5.05% , 03/15/34 .................. 3,365 3,407,256
4.55% , 03/15/35 .................. 1,847 1,791,232
5.20% , 03/15/35 .................. 1,195 1,213,784
4.50% , 05/14/35 .................. 2,259 2,179,851
4.75% , 03/15/36 .................. 920 899,519
4.30% , 05/14/36 .................. 1,065 1,005,289

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.05% , 11/21/39 .................. USD 3,999 $ 3,505,136
4.63% , 10/01/42 .................. 823 734,904
4.40% , 11/06/42 .................. 2,350 2,055,998
5.35% , 03/15/44 .................. 925 894,663
4.85% , 06/15/44 .................. 1,266 1,148,101
4.75% , 03/15/45 .................. 1,035 919,246
4.70% , 05/14/45 .................. 2,703 2,387,520
4.45% , 05/14/46 .................. 1,930 1,641,560
4.88% , 11/14/48 .................. 1,680 1,494,000
4.25% , 11/21/49 .................. 5,494 4,436,335
5.40% , 03/15/54 .................. 3,035 2,876,919
5.60% , 03/15/55 .................. 745 728,140
5.55% , 03/15/56 .................. 720 696,848
5.50% , 03/15/64 .................. 1,455 1,377,364
5.65% , 03/15/66 .................. 1,130 1,091,230
Amgen, Inc.
3.20% , 11/02/27 .................. 1,112 1,095,739
5.15% , 03/02/28 .................. 3,455 3,502,669
1.65% , 08/15/28 .................. 1,300 1,225,749
3.00% , 02/22/29 .................. 1,265 1,221,784
4.05% , 08/18/29 .................. 1,375 1,361,136
2.45% , 02/21/30 .................. 1,368 1,271,776
5.25% , 03/02/30 .................. 2,880 2,953,167
4.20% , 02/19/31 .................. 730 719,837
2.30% , 02/25/31 .................. 1,478 1,336,078
2.00% , 01/15/32 .................. 1,040 899,652
3.35% , 02/22/32 .................. 958 892,268
4.20% , 03/01/33 .................. 840 809,537
5.25% , 03/02/33 .................. 4,325 4,426,522
4.85% , 02/19/36 .................. 520 508,396
6.38% , 06/01/37 .................. 545 593,129
6.40% , 02/01/39 .................. 400 429,444
3.15% , 02/21/40 .................. 1,719 1,335,121
5.75% , 03/15/40 .................. 280 286,451
2.80% , 08/15/41 .................. 475 341,131
4.95% , 10/01/41 .................. 983 912,410
5.15% , 11/15/41 .................. 925 876,417
5.65% , 06/15/42 .................. 565 558,561
5.60% , 03/02/43 .................. 2,600 2,558,648
4.40% , 05/01/45 .................. 2,447 2,061,607
5.50% , 02/19/46 .................. 1,010 966,028
4.56% , 06/15/48 .................. 1,259 1,049,508
3.38% , 02/21/50 .................. 1,637 1,143,216
4.66% , 06/15/51 .................. 3,742 3,124,461
3.00% , 01/15/52 .................. 526 335,632
4.20% , 02/22/52 .................. 790 609,894
4.88% , 03/01/53 .................. 1,017 872,460
5.65% , 03/02/53 .................. 4,145 3,980,486
2.77% , 09/01/53 .................. 906 528,835
5.65% , 02/19/56 .................. 380 364,329
4.40% , 02/22/62 .................. 1,135 874,403
5.75% , 03/02/63 .................. 2,780 2,652,750
Baxalta, Inc., 5.25%, 06/23/45 .......... 965 893,424
Biocon Biologics Global plc, 6.67%,
10/09/29
(c) (e)
.................... 800 804,409
Biogen, Inc.
2.25% , 05/01/30 .................. 1,883 1,723,501
5.05% , 01/15/31 .................. 270 274,637
5.75% , 05/15/35 .................. 480 499,292
5.20% , 09/15/45 .................. 1,190 1,082,595
3.15% , 05/01/50 .................. 1,850 1,174,313
3.25% , 02/15/51 .................. 955 612,829
6.45% , 05/15/55 .................. 565 588,887
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(d)
..................... 600 595,862
Security
Par (000)
Par (000) Value
Biotechnology (continued)
CSL Finance plc
(d)
4.05% , 04/27/29 .................. USD 1,560 $ 1,538,532
4.25% , 04/27/32 .................. 680 658,477
5.11% , 04/03/34 .................. 1,180 1,184,314
4.63% , 04/27/42 .................. 715 629,786
4.75% , 04/27/52 .................. 1,070 905,085
5.42% , 04/03/54 .................. 825 767,906
4.95% , 04/27/62 .................. 555 467,349
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
470 418,594
Genmab A/S
(d)
6.25% , 12/15/32 .................. 1,465 1,502,309
7.25% , 12/15/33 .................. 1,060 1,105,050
Gilead Sciences, Inc.
1.20% , 10/01/27 .................. 930 893,340
4.80% , 11/15/29 .................. 750 762,437
1.65% , 10/01/30 .................. 1,385 1,232,567
5.25% , 10/15/33 .................. 990 1,023,381
5.10% , 06/15/35 .................. 1,395 1,405,743
4.60% , 09/01/35 .................. 1,100 1,072,680
4.00% , 09/01/36 .................. 945 869,294
2.60% , 10/01/40 .................. 1,173 847,472
5.65% , 12/01/41 .................. 1,370 1,388,090
4.80% , 04/01/44 .................. 1,701 1,529,983
4.50% , 02/01/45 .................. 1,613 1,387,669
4.75% , 03/01/46 .................. 2,091
1,848,179
4.15% , 03/01/47 .................. 1,607 1,293,639
2.80% , 10/01/50 .................. 1,652 1,019,980
5.55% , 10/15/53 .................. 805 777,293
5.50% , 11/15/54 .................. 1,060 1,018,187
5.60% , 11/15/64 .................. 745 714,502
Grifols SA, 4.75%, 10/15/28
(d)
.......... 810 798,630
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 1,365 1,212,413
2.80% , 09/15/50 .................. 992 595,423
142,402,279
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.
3.40% , 12/06/27 .................. 2,825 2,794,864
4.88% , 05/26/30
(c)
................. 660 673,884
2.13% , 02/09/31 .................. 1,795 1,620,336
4.50% , 11/28/34 .................. 763 744,644
5.25% , 05/26/35
(c)
................. 1,190 1,229,650
4.00% , 12/06/37 .................. 1,263 1,146,802
2.70% , 02/09/41 .................. 1,130 830,953
4.20% , 12/06/47 .................. 1,790 1,478,002
3.15% , 02/09/51 .................. 1,568 1,046,830
5.63% , 11/26/54
(c)
................. 550 546,328
4.40% , 12/06/57 .................. 1,020 828,556
3.25% , 02/09/61 .................. 888 560,997
Amazon.com, Inc.
1.20% , 06/03/27 .................. 965 936,770
3.15% , 08/22/27 .................. 3,423 3,384,788
4.55% , 12/01/27 .................. 2,590 2,610,165
3.85% , 03/13/28 .................. 2,650 2,639,405
1.65% , 05/12/28 .................. 2,380 2,267,334
3.90% , 11/20/28 .................. 2,720 2,702,174
4.00% , 03/13/29 .................. 2,800 2,780,261
3.45% , 04/13/29 .................. 1,438 1,409,476
4.65% , 12/01/29 .................. 1,860 1,883,846
1.50% , 06/03/30 .................. 2,219 1,982,602
4.10% , 11/20/30 .................. 2,290 2,258,192
4.25% , 03/13/31 .................. 3,360 3,326,217
2.10% , 05/12/31 .................. 3,448 3,089,364
3.60% , 04/13/32 .................. 2,268 2,161,006

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.70% , 12/01/32 .................. USD 2,140 $ 2,160,184
4.55% , 03/13/33 .................. 1,515 1,495,410
4.35% , 03/20/33 .................. 1,745 1,706,226
4.80% , 12/05/34 .................. 1,313 1,321,656
4.65% , 11/20/35 .................. 3,645 3,546,900
4.88% , 03/13/36 .................. 5,740 5,655,073
3.88% , 08/22/37 .................. 2,605 2,342,844
2.88% , 05/12/41 .................. 2,290 1,689,381
4.95% , 12/05/44 .................. 1,876 1,743,624
5.65% , 03/13/46 .................. 2,565 2,526,648
4.05% , 08/22/47 .................. 3,478 2,762,041
2.50% , 06/03/50
(c)
................. 2,421 1,401,048
3.10% , 05/12/51 .................. 3,034 1,960,668
3.95% , 04/13/52 .................. 2,305 1,747,320
5.45% , 11/20/55 .................. 2,610 2,464,574
5.80% , 03/13/56 .................. 2,230 2,193,999
4.25% , 08/22/57 .................. 2,159 1,667,722
2.70% , 06/03/60 .................. 1,935 1,044,943
3.25% , 05/12/61 .................. 1,950 1,196,420
4.10% , 04/13/62 .................. 1,380 1,017,761
5.55% , 11/20/65 .................. 2,090 1,945,835
5.95% , 03/13/66 .................. 1,400 1,381,032
6.05% , 03/13/76 .................. 2,705 2,660,943
ANGI Group LLC, 3.88%, 08/15/28
(d)
...... 505 462,178
eBay, Inc.
3.60% , 06/05/27 .................. 900 892,651
5.95% , 11/22/27 .................. 290 296,150
4.25% , 03/06/29 .................. 475 472,792
2.70% , 03/11/30 .................. 1,070 998,355
2.60% , 05/10/31 .................. 1,170 1,059,745
6.30% , 11/22/32 .................. 540 582,244
5.13% , 11/06/35 .................. 605 597,802
4.00% , 07/15/42 .................. 1,020 820,739
3.65% , 05/10/51 .................. 1,186 838,592
El Puerto de Liverpool SAB de CV
(e)
6.26% , 01/22/32
(c)
................. 600 630,167
6.66% , 01/22/37 .................. 400 417,875
5.75% , 02/10/38 .................. 400 385,373
Falabella SA, 3.38%, 01/15/32
(e)
......... 600 544,159
Getty Images, Inc.
(d)
14.00% , 03/01/28 ................. 300 278,897
11.25% , 02/21/30
(c)
................ 505 449,432
10.50% , 11/15/30 ................. 615 545,003
JD.com, Inc.
3.38% , 01/14/30
(c)
................. 713 691,984
4.13% , 01/14/50 .................. 385 312,513
Kohl's Corp.
10.00% , 06/01/30
(d)
................ 150 162,058
5.13% , 05/01/31 .................. 550 449,693
5.55% , 07/17/45 .................. 433 261,602
Macy's Retail Holdings LLC
5.88% , 03/15/30
(d)
................. 186 185,672
6.13% , 03/15/32
(d)
................. 465 463,907
7.38% , 08/01/33
(d)
................. 260 270,050
6.70% , 07/15/34
(d)
................. 156 148,439
4.50% , 12/15/34 .................. 410 357,542
6.38% , 03/15/37 .................. 225 207,168
5.13% , 01/15/42 .................. 292 221,379
4.30% , 02/15/43 .................. 270 180,857
Marks & Spencer plc, 7.13%, 12/01/37
(c) (d)
... 290 314,343
Match Group Holdings II LLC
(d)
5.00% , 12/15/27 .................. 495 493,963
4.63% , 06/01/28 .................. 550 542,998
5.63% , 02/15/29 .................. 360 361,108
4.13% , 08/01/30 .................. 654 614,528
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.63% , 10/01/31 .................. USD 560 $ 504,530
6.13% , 09/15/33 .................. 535 528,735
MercadoLibre, Inc.
3.13% , 01/14/31
(c)
................. 600 554,168
4.90% , 01/15/33 .................. 700 687,029
Nordstrom, Inc.
4.00% , 03/15/27 .................. 412 405,361
6.95% , 03/15/28 .................. 372 379,496
4.38% , 04/01/30 .................. 565 536,836
4.25% , 08/01/31 .................. 600 552,579
5.00% , 01/15/44 .................. 859 601,712
Prosus NV
(e)
4.85% , 07/06/27
(c)
................. 600 601,012
3.68% , 01/21/30 .................. 1,057 1,012,676
3.06% , 07/13/31 .................. 1,800 1,644,944
4.19% , 01/19/32 .................. 1,200 1,149,084
4.03% , 08/03/50 .................. 1,200 826,433
3.83% , 02/08/51 .................. 1,600 1,060,528
4.99% , 01/19/52 .................. 1,200 937,102
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 ................. 1,740 1,812,288
9.75% , 04/15/29 .................. 2,122 2,325,614
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(g) (h)
..................... 790 746,359
Wayfair LLC
(d)
7.25% , 10/31/29 .................. 815 834,732
7.75% , 09/15/30 .................. 600 622,729
6.75% , 11/15/32 .................. 625 631,866
130,033,469
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29
(d)
560 262,064
Advanced Drainage Systems, Inc.
(d)
6.38% , 06/15/30 .................. 536 543,916
5.38% , 03/01/34 .................. 505 498,533
Allegion plc, 3.50%, 10/01/29 .......... 530 510,591
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
..................... 390 405,173
Amrize Finance US LLC
4.70% , 04/07/28 .................. 495 496,877
4.95% , 04/07/30 .................. 435 439,769
5.40% , 04/07/35 .................. 1,040 1,059,289
7.13% , 07/15/36 .................. 520 589,602
4.75% , 09/22/46 .................. 280 241,031
Builders FirstSource, Inc.
(d)
5.00% , 03/01/30 .................. 666 652,531
4.25% , 02/01/32 .................. 1,207 1,121,185
6.38% , 06/15/32 .................. 745 751,073
6.38% , 03/01/34 .................. 1,075 1,070,644
6.75% , 05/15/35 .................. 465 469,649
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(d)
..................... 735 475,173
Carlisle Cos., Inc.
3.75% , 12/01/27 .................. 765 757,105
2.75% , 03/01/30 .................. 1,054 985,681
2.20% , 03/01/32 .................. 580 501,128
5.25% , 09/15/35 .................. 200 200,425
5.55% , 09/15/40 .................. 285 281,920
Carrier Global Corp.
2.72% , 02/15/30 .................. 2,423 2,267,617
2.70% , 02/15/31 .................. 770 708,109
5.90% , 03/15/34 .................. 553 583,456
3.38% , 04/05/40 .................. 1,486 1,183,194
3.58% , 04/05/50 .................. 1,329 952,145

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.20% , 03/15/54 .................. USD 929 $ 976,233
Cornerstone Building Brands, Inc.
(d)
6.13% , 01/15/29 .................. 264 46,984
9.50% , 08/15/29 .................. 505 324,333
CP Atlas Buyer, Inc.
(d)
9.75% , 07/15/30 .................. 265 246,158
12.75% , ( 12.75 % Cash or 12.75 % PIK),
01/15/31
(f) (g)
................... 549 397,230
CRH America Finance, Inc.
3.40% , 05/09/27
(d)
................. 165 163,518
3.95% , 04/04/28
(d)
................. 1,035 1,026,369
4.40% , 02/09/31 .................. 875 864,252
5.40% , 05/21/34 .................. 770 784,341
5.50% , 01/09/35 .................. 1,175 1,200,787
5.00% , 02/09/36 .................. 915 899,961
4.40% , 05/09/47
(d)
................. 70 57,487
4.50% , 04/04/48
(d)
................. 675 559,537
5.88% , 01/09/55 .................. 240 237,657
5.60% , 02/09/56 .................. 555 530,942
CRH SMW Finance DAC
5.20% , 05/21/29 .................. 580 592,524
5.13% , 01/09/30 .................. 670 681,978
EMRLD Borrower LP
(d)
6.63% , 12/15/30 .................. 2,766 2,835,286
6.75% , 07/15/31 .................. 523 541,468
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. 875 835,452
4.00% , 03/25/32 .................. 490 462,774
5.88% , 06/01/33
(c)
................. 417 433,586
4.50% , 03/25/52 .................. 535 421,343
Griffon Corp., 5.75%, 03/01/28 .......... 973 970,764
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
................ 410 408,386
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(c) (d)
375 189,595
JELD-WEN, Inc., 4.88%, 12/15/27
(d)
...... 555 413,193
JH North America Holdings, Inc.
(d)
5.88% , 01/31/31 .................. 565 564,966
6.13% , 07/31/32 .................. 230 230,673
Johnson Controls International plc
5.50% , 04/19/29 .................. 960 990,467
1.75% , 09/15/30 .................. 795 707,610
2.00% , 09/16/31 .................. 570 498,403
4.90% , 12/01/32 .................. 905 908,317
6.00% , 01/15/36 .................. 559 591,411
4.62% , 07/02/44 .................. 510 442,246
4.50% , 02/15/47 .................. 673 567,607
4.95% , 07/02/64 .................. 433 363,138
Lennox International, Inc.
1.70% , 08/01/27 .................. 470 454,799
5.50% , 09/15/28 .................. 705 719,270
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(e)
..................... 800 807,874
Masco Corp.
3.50% , 11/15/27 .................. 561 553,801
1.50% , 02/15/28 .................. 950 901,316
2.00% , 10/01/30 .................. 473 420,649
2.00% , 02/15/31 .................. 902 796,828
4.50% , 05/15/47 .................. 445 366,206
3.13% , 02/15/51 .................. 396 251,599
Masterbrand, Inc., 7.00%, 07/15/32
(c) (d)
..... 735 731,585
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(d)
..................... 764 754,519
MIWD Holdco II LLC, 5.50%, 02/01/30
(c) (d)
... 565 521,402
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 .................. 606 599,780
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75% , 07/15/28 .................. USD 270 $ 271,742
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(d)
. 530 254,162
Owens Corning
5.50% , 06/15/27 .................. 340 344,036
3.95% , 08/15/29 .................. 544 534,351
3.50% , 02/15/30 .................. 505 484,858
3.88% , 06/01/30 .................. 425 412,548
5.70% , 06/15/34 .................. 515 534,196
7.00% , 12/01/36 .................. 504 564,016
4.30% , 07/15/47 .................. 615 491,679
4.40% , 01/30/48 .................. 915 743,074
5.95% , 06/15/54
(c)
................. 420 415,757
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 .................. 3,575 3,629,345
6.75% , 03/01/33 .................. 1,370 1,389,003
Sisecam UK plc
(e)
8.25% , 05/02/29 .................. 600 615,003
8.63% , 05/02/32 .................. 800 821,835
8.38% , 01/23/33 .................. 600 611,058
Smyrna Ready Mix Concrete LLC
(d)
6.00% , 11/01/28 .................. 1,110 1,108,815
8.88% , 11/15/31 .................. 1,135 1,189,206
St. Marys Cement, Inc., 5.75%, 04/02/34
(c) (e)
. 400 413,096
Standard Building Solutions, Inc.
(d)
6.50% , 08/15/32 .................. 940 950,170
6.25% , 08/01/33 .................. 1,045 1,044,934
5.88% , 03/15/34 .................. 450 438,515
Standard Industries, Inc.
(d)
4.75% , 01/15/28 .................. 1,420 1,411,770
4.38% , 07/15/30 .................. 1,501 1,433,463
3.38% , 01/15/31 .................. 1,141 1,036,142
Trane Technologies Financing Ltd.
3.80% , 03/21/29 .................. 1,197 1,181,788
5.25% , 03/03/33 .................. 565 580,808
5.10% , 06/13/34 .................. 965 977,054
4.65% , 11/01/44 .................. 200 176,628
4.50% , 03/21/49 .................. 375 315,724
Trane Technologies Holdco, Inc.
3.75% , 08/21/28 .................. 956 947,860
5.75% , 06/15/43 .................. 538 550,733
4.30% , 02/21/48 .................. 600 490,982
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 453,048
Wilsonart LLC, 11.00%, 08/15/32
(d)
....... 535 413,535
76,085,418
Capital Markets — 2.1%
Aberdeen Group plc, 4.25%, 06/30/28
(e)
.... 550 539,780
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38% , 05/08/29 .................. 1,400 1,428,054
4.50% , 05/06/30 .................. 800 792,323
4.38% , 10/02/31 .................. 1,000 976,867
5.50% , 05/08/34 .................. 1,200 1,226,570
5.00% , 05/06/35 .................. 1,200 1,180,527
5.25% , 10/02/54 .................. 1,000 904,182
Aercap Sukuk Ltd., 4.50%, 10/03/29
(d)
..... 110 108,879
Affiliated Managers Group, Inc.
3.30% , 06/15/30 .................. 580 545,658
5.50% , 08/20/34 .................. 450 449,176
5.50% , 02/15/36 .................. 450 444,025
Ameriprise Financial, Inc.
5.70% , 12/15/28 .................. 665 687,053
4.50% , 05/13/32 .................. 865 860,384
5.15% , 05/15/33 .................. 720 734,161
5.20% , 04/15/35 .................. 560 562,020

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Amipeace Ltd., 2.25%, 10/22/30
(e)
........ USD 1,000 $ 919,916
Antares Holdings LP
(d)
7.95% , 08/11/28 .................. 410 425,968
6.50% , 02/08/29 .................. 490 490,769
6.35% , 10/23/29 .................. 330 328,810
Apollo Debt Solutions BDC
5.20% , 12/08/28
(d)
................. 80 79,131
6.90% , 04/13/29 .................. 1,005 1,036,381
5.88% , 08/30/30 .................. 430 427,057
5.70% , 01/23/31
(d)
................. 360 353,971
6.70% , 07/29/31 .................. 1,000 1,021,328
6.55% , 03/15/32 .................. 235 237,869
Apollo Management Holdings LP
(d)
4.87% , 02/15/29 .................. 1,045 1,045,523
2.65% , 06/05/30 .................. 328 301,482
5.00% , 03/15/48
(c)
................. 410 351,973
Ares Capital Corp.
2.88% , 06/15/27 .................. 655 639,233
2.88% , 06/15/28 .................. 1,258 1,200,113
5.88% , 03/01/29 .................. 940 948,776
5.95% , 07/15/29 .................. 965 973,689
5.50% , 09/01/30 .................. 600 591,963
5.10% , 01/15/31 .................. 450 436,529
5.25% , 04/12/31 .................. 465 452,535
3.20% , 11/15/31 .................. 750 656,855
5.80% , 03/08/32
(c)
................. 835 829,027
Ares Finance Co. II LLC, 3.25%, 06/15/30
(d)
.. 730 686,079
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(d)
. 625 423,665
Ares Management Corp.
6.38% , 11/10/28 .................. 505 524,695
5.60% , 10/11/54 .................. 520 465,727
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 710 710,347
5.45% , 09/09/28
(d)
................. 630 625,547
4.85% , 01/15/29
(d)
................. 550 534,907
6.35% , 08/15/29 .................. 685 693,430
5.60% , 02/15/30 .................. 370 363,340
5.80% , 09/09/30
(d)
................. 480 471,737
5.15% , 01/15/31
(d)
................. 465 443,844
5.55% , 04/15/31
(d)
................. 325 315,244
6.20% , 03/21/32 .................. 860 853,059
Aretec Group, Inc.
(d)
7.50% , 04/01/29
(c)
................. 410 410,392
10.00% , 08/15/30 ................. 609 645,504
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31
(e)
800 747,400
Bain Capital Specialty Finance, Inc.
5.95% , 03/15/30 .................. 80 78,413
5.95% , 03/01/31
(c)
................. 150 145,356
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(g)
........... 670 675,351
Bank of New York Mellon Corp. (The)
3.25% , 05/16/27 .................. 508 504,267
3.40% , 01/29/28 .................. 1,004 992,428
3.85% , 04/28/28 .................. 1,360 1,354,092
(1-day SOFR + 0.68%), 4.44% , 06/09/28
(g)
795 796,687
(1-day SOFR + 1.15%), 3.99% , 06/13/28
(g)
612 610,338
1.65% , 07/14/28 .................. 1,330 1,259,610
(1-day SOFR + 0.84%), 4.89% , 07/21/28
(g)
875 881,123
(SOFR Index + 1.80%), 5.80% , 10/25/28
(g)
1,180 1,205,694
3.00% , 10/30/28 .................. 773 748,605
Series J , 1.90% , 01/25/29 ............ 555 520,994
(1-day SOFR + 1.17%), 4.54% , 02/01/29
(g)
845 848,254
3.85% , 04/26/29 .................. 780 772,623
3.30% , 08/23/29 .................. 1,333 1,285,185
(1-day SOFR + 1.60%), 6.32% , 10/25/29
(g)
1,475 1,540,473
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.63%), 4.03% , 01/22/30
(g)
USD 955 $ 944,969
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(g)
1,095 1,110,875
(1-day SOFR + 1.76%), 4.60% , 07/26/30
(g)
870 873,323
1.65% , 01/28/31 .................. 870 768,933
(1-day SOFR + 0.89%), 4.94% , 02/11/31
(g)
1,365 1,381,973
1.80% , 07/28/31 .................. 1,675 1,460,664
2.50% , 01/26/32 .................. 620 560,464
(1-day SOFR + 0.90%), 4.54% , 04/23/32
(g)
750 747,059
(1-day SOFR + 1.23%), 5.06% , 07/22/32
(g)
955 972,844
(1-day SOFR + 1.42%), 4.29% , 06/13/33
(g)
1,305 1,271,298
(SOFR Index + 2.07%), 5.83% , 10/25/33
(g)
1,475 1,559,005
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(g)
720 712,639
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(g)
.................... 1,040 1,041,378
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(g)
1,160 1,266,643
(1-day SOFR + 1.42%), 5.19% , 03/14/35
(g)
835 845,831
(1-day SOFR + 1.25%), 5.23% , 11/20/35
(g)
855 864,622
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(g)
895 906,050
(1-day SOFR + 1.18%), 5.09% , 04/23/37
(g)
720 714,311
(1-day SOFR + 1.77%), 5.61% , 07/21/39
(g)
505 514,058
Barings BDC, Inc.
5.20% , 09/15/28 .................. 200 196,088
7.00% , 02/15/29
(c)
................. 255 259,144
Barings Private Credit Corp., 6.15%, 06/11/30
(d)
75 73,225
BGC Group, Inc.
8.00% , 05/25/28 .................. 430 452,344
6.60% , 06/10/29 .................. 615 633,947
6.15% , 04/02/30 .................. 535 548,013
Blackstone Holdings Finance Co. LLC
(d)
3.15% , 10/02/27
(c)
................. 460 451,762
5.90% , 11/03/27 .................. 895 912,088
1.63% , 08/05/28 .................. 538 504,555
2.50% , 01/10/30 .................. 815 755,211
1.60% , 03/30/31
(c)
................. 1,585 1,361,175
2.00% , 01/30/32 .................. 633 539,621
2.55% , 03/30/32 .................. 915 802,141
6.20% , 04/22/33 .................. 570 603,682
5.00% , 06/15/44 .................. 540 482,402
4.45% , 07/15/45 .................. 435 357,124
4.00% , 10/02/47 .................. 470 353,418
3.50% , 09/10/49 .................. 461 316,526
2.80% , 09/30/50 .................. 473 279,888
2.85% , 08/05/51 .................. 540 320,622
3.20% , 01/30/52 .................. 1,095 698,471
Blackstone Private Credit Fund
4.95% , 09/26/27 .................. 455 451,672
7.30% , 11/27/28 .................. 575 595,275
4.00% , 01/15/29 .................. 745 709,102
5.95% , 07/16/29 .................. 570 570,094
5.60% , 11/22/29 .................. 585 577,083
5.25% , 04/01/30 .................. 530 513,375
5.05% , 09/10/30 .................. 395 378,375
6.25% , 01/25/31 .................. 495 495,023
5.35% , 03/12/31 .................. 270 259,901
5.95% , 05/15/31 .................. 250 245,907
6.00% , 01/29/32 .................. 1,095 1,075,389
6.00% , 11/22/34 .................. 865 821,006
Blackstone Reg Finance Co. LLC
4.30% , 11/03/30
(c)
................. 555 547,285
5.00% , 12/06/34 .................. 795 785,218
4.95% , 02/15/36 .................. 485 470,619
Blackstone Secured Lending Fund
5.88% , 11/15/27 .................. 555 558,786
5.35% , 04/13/28 .................. 405 403,978
2.85% , 09/30/28 .................. 870 815,885

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.30% , 06/30/30 .................. USD 350 $ 340,842
5.13% , 01/31/31 .................. 430 414,383
Blue Owl Capital Corp.
2.88% , 06/11/28 .................. 680 637,557
5.95% , 03/15/29
(c)
................. 600 596,184
6.20% , 07/15/30
(c)
................. 285 283,268
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 680 692,915
7.95% , 06/13/28 .................. 910 937,550
7.75% , 01/15/29 .................. 555 572,421
6.60% , 09/15/29 .................. 745 747,496
5.80% , 03/15/30 .................. 1,015 987,367
6.65% , 03/15/31 .................. 645 642,947
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 855 744,618
4.38% , 02/15/32 .................. 600 539,881
6.25% , 04/18/34 .................. 1,055 1,033,758
4.13% , 10/07/51
(c)
................. 560 373,377
Blue Owl Technology Finance Corp.
(c)
6.10% , 03/15/28 .................. 365 363,463
6.75% , 04/04/29 .................. 665 666,670
Brookfield Asset Management Ltd.
4.65% , 11/15/30 .................. 505 500,564
4.83% , 04/15/31 .................. 535 531,001
5.80% , 04/24/35 .................. 475 484,160
5.30% , 01/15/36 .................. 955 931,709
6.08% , 09/15/55 .................. 540 533,605
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 680 713,711
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 740 640,674
Brookfield Finance LLC, 3.45%, 04/15/50 ... 997 658,243
Brookfield Finance, Inc.
3.90% , 01/25/28 .................. 1,472 1,455,319
4.85% , 03/29/29 .................. 1,018 1,021,845
4.35% , 04/15/30 .................. 1,143 1,123,778
2.72% , 04/15/31 .................. 1,023 929,354
6.35% , 01/05/34 .................. 710 754,149
5.68% , 01/15/35 .................. 540 548,581
5.33% , 01/15/36 .................. 485 476,139
4.70% , 09/20/47 .................. 804 671,865
3.50% , 03/30/51 .................. 783 524,311
3.63% , 02/15/52 .................. 665 450,422
5.97% , 03/04/54 .................. 850 828,701
5.81% , 03/03/55 .................. 380 362,628
Cantor Fitzgerald LP, 7.20%, 12/12/28
(d)
.... 950 991,813
Capital Southwest Corp., 5.95%, 09/18/30 ... 190 188,326
Carlyle Finance LLC, 5.65%, 09/15/48
(d)
.... 745 699,227
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(c) (d)
.................... 701 674,977
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 625 605,224
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(d)
..................... 380 360,752
Carlyle Secured Lending, Inc.
6.75% , 02/18/30 .................. 60 60,461
5.75% , 02/15/31 .................. 150 145,245
Cboe Global Markets, Inc.
1.63% , 12/15/30 .................. 947 833,980
3.00% , 03/16/32 .................. 480 441,256
CFAMC III Co. Ltd., 4.25%, 11/07/27
(e)
..... 1,400 1,389,410
CFAMC IV Co. Ltd., 4.50%, 05/29/29
(e)
..... 700 695,114
Charles Schwab Corp. (The)
3.20% , 01/25/28 .................. 1,098 1,080,632
2.00% , 03/20/28 .................. 1,090 1,046,003
4.00% , 02/01/29 .................. 943 936,970
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(g)
845 867,060
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.25% , 05/22/29 .................. USD 930 $ 903,631
2.75% , 10/01/29 .................. 390 369,683
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(g)
1,425 1,485,559
4.63% , 03/22/30 .................. 603 609,614
1.65% , 03/11/31 .................. 1,055 923,241
2.30% , 05/13/31 .................. 875 787,850
(1-day SOFR + 0.94%), 4.34% , 11/14/31
(g)
685 675,833
1.95% , 12/01/31 .................. 845 738,093
2.90% , 03/03/32 .................. 1,165 1,057,315
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(g)
1,315 1,378,567
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(g)
1,325 1,413,307
(1-day SOFR + 1.23%), 4.91% , 11/14/36
(g)
775 755,477
China Cinda Finance 2017 I Ltd.
(e)
4.75% , 02/08/28 .................. 1,200 1,205,415
4.75% , 02/21/29 .................. 600 603,557
China Everbright Bank Co. Ltd.
(e)(g)
(SOFR Index + 0.52%), 4.19% , 05/14/27 . 600 600,702
(SOFR Index + 0.54%), 4.19% , 05/22/28 . 404 404,217
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 594,549
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 800 727,720
China Great Wall International Holdings VI Ltd.,
5.25%, 04/23/28
(e)
................ 400 404,413
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85% , 08/12/31 .................. 600 547,711
6.13% , 05/16/34 .................. 400 424,222
5.00% , 10/08/35 .................. 400 393,330
CI Financial Corp.
7.50% , 05/30/29
(d)
................. 615 645,521
3.20% , 12/17/30 .................. 1,500 1,344,438
4.10% , 06/15/51 .................. 730 485,159
CICC Hong Kong Finance 2016 MTN Ltd.
(e)(g)
(SOFR Index + 0.48%), 4.16% , 02/12/28 . 600 600,372
(SOFR Index + 0.53%), 4.21% , 02/12/29 . 800 801,190
Citadel Finance LLC
(d)
4.75% , 02/14/29 .................. 250 246,071
5.90% , 02/10/30 .................. 1,015 1,024,031
5.15% , 02/14/31 .................. 250 244,249
Citadel LP
(d)
6.00% , 01/23/30 .................. 270 278,805
6.38% , 01/23/32 .................. 310 323,914
CME Group, Inc.
3.75% , 06/15/28 .................. 1,230 1,219,295
4.40% , 03/15/30 .................. 790 792,722
2.65% , 03/15/32 .................. 850 772,408
5.30% , 09/15/43 .................. 918 904,651
4.15% , 06/15/48
(c)
................. 1,053 873,045
Coinbase Global, Inc.
(d)
3.38% , 10/01/28 .................. 1,165 1,116,990
3.63% , 10/01/31
(c)
................. 755 661,862
Compass Group Diversified Holdings LLC
(d)
5.25% , 04/15/29 .................. 973 921,036
5.00% , 01/15/32
(c)
................. 319 282,681
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
4.34%, 05/31/27
(e) (g)
............... 400 400,568
CSI MTN Ltd.
(e)
(SOFR Index + 0.73%), 4.38% , 10/22/27
(g)
600 601,602
4.38% , 04/22/28 .................. 400 398,983
(SOFR Index + 0.60%), 4.26% , 07/16/28
(g)
600 600,615
(SOFR Index + 0.60%), 4.25% , 01/20/31
(g)
800 799,674
Deutsche Bank AG
5.37% , 09/09/27 .................. 790 802,030
5.52% , 09/01/28 .................. 985 1,004,989

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.21%), 5.37% , 01/10/29
(g)
USD 885 $ 894,731
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(g)
1,760 1,819,565
5.41% , 05/10/29 .................. 1,405 1,440,740
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(g)
1,425 1,494,573
(1-day SOFR + 1.70%), 5.00% , 09/11/30
(g)
1,200 1,204,484
(1-day SOFR + 1.72%), 5.30% , 05/09/31
(g)
750 757,600
(1-day SOFR + 5.44%), 5.88% , 07/08/31
(g)
550 560,180
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(g)
1,285 1,280,504
(1-day SOFR + 3.04%), 3.55% , 09/18/31
(g)
1,715 1,616,724
(1-day SOFR + 1.10%), 4.47% , 12/10/31
(g)
370 364,505
(1-day SOFR + 2.76%), 3.73% , 01/14/32
(g)
810 752,388
(1-day SOFR + 1.14%), 4.73% , 02/06/32
(g)
875 861,544
(1-day SOFR + 1.41%), 5.06% , 04/14/32
(g)
545 544,544
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(g)
1,223 1,112,616
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(g)
.................... 1,054 1,049,999
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(g)
1,355 1,235,388
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(g)
1,415 1,521,609
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(g)
1,110 1,107,674
Drawbridge Special Opportunities Fund LP,
5.95%, 09/17/30
(d)
................ 500 474,000
Dua Capital Ltd., 2.78%, 05/11/31
(e)
....... 600 550,612
EQT AB, 5.85%, 05/08/35
(d)
............ 200 201,380
FactSet Research Systems, Inc., 3.45%,
03/01/32
(c)
..................... 280 253,886
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 478,130
FMR LLC
(d)
7.57% , 06/15/29 .................. 1,290 1,396,790
4.95% , 02/01/33 .................. 390 390,223
6.45% , 11/15/39 .................. 420 453,554
6.50% , 12/14/40 .................. 135 146,551
5.15% , 02/01/43 .................. 423 394,817
Focus Financial Partners LLC, 6.75%,
09/15/31
(d)
..................... 1,010 1,029,361
Franklin BSP Capital Corp.
7.20% , 06/15/29 .................. 60 60,926
6.00% , 10/02/30
(d)
................. 225 217,129
Franklin Resources, Inc.
1.60% , 10/30/30 .................. 1,434 1,265,991
2.95% , 08/12/51 .................. 653 404,030
FS KKR Capital Corp.
3.25% , 07/15/27 .................. 450 437,003
3.13% , 10/12/28 .................. 760 712,128
7.88% , 01/15/29
(c)
................. 340 350,112
6.88% , 08/15/29 .................. 565 563,695
6.13% , 01/15/30 .................. 615 596,288
6.13% , 01/15/31
(c)
................. 400 386,291
Gaci First Investment Co.
(e)
5.00% , 10/13/27 .................. 1,000 1,004,176
5.00% , 01/29/29 .................. 2,000 2,008,750
5.25% , 01/29/30 .................. 2,400 2,433,571
4.75% , 02/14/30 .................. 1,600 1,588,987
5.25% , 10/13/32 .................. 1,800 1,816,239
5.25% , 01/29/34 .................. 1,800 1,801,387
5.63% , 07/29/34 .................. 1,800 1,844,489
4.88% , 02/14/35 .................. 2,000 1,943,025
5.00% , 09/15/35 .................. 1,600 1,562,762
5.13% , 02/14/53 .................. 1,800 1,558,811
5.38% , 01/29/54 .................. 1,400 1,254,358
5.38% , 10/13/2122 ................ 600 505,734
Goldman Sachs BDC, Inc.
(c)
5.10% , 01/28/29 .................. 240 235,233
5.65% , 09/09/30 .................. 250 245,827
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(g)
.................... USD 2,603 $ 2,580,487
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(g)
2,900 2,900,597
(1-day SOFR + 0.71%), 4.15% , 01/21/29
(g)
7,060 7,008,533
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(g)
.................... 2,425 2,390,408
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(g)
.................... 4,222 4,195,166
(1-day SOFR + 0.90%), 4.15% , 10/21/29
(g)
2,720 2,690,912
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(g)
2,260 2,357,729
2.60% , 02/07/30 .................. 2,848 2,654,029
3.80% , 03/15/30 .................. 3,121 3,033,265
(1-day SOFR + 0.99%), 4.59% , 04/20/30
(g)
2,975 2,967,970
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(g)
2,865 2,950,562
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(g)
2,500 2,528,023
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(g)
1,735 1,735,231
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(g)
2,080 2,112,753
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(g)
3,200 3,253,094
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(g)
2,715 2,663,656
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(g)
6,090 5,999,755
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(g)
2,707 2,381,502
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(g)
3,627 3,264,512
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(g)
3,793 3,358,327
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(g)
2,850 2,536,628
6.13% , 02/15/33
(c)
................. 2,633 2,831,972
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(g)
3,833 3,470,574
(1-day SOFR + 1.34%), 5.09% , 04/20/34
(g)
3,035 3,027,297
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(g)
1,525 1,656,439
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(g)
3,485 3,615,702
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(g)
3,135 3,149,257
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(g)
3,800 3,733,027
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(g)
3,210 3,258,851
6.45% , 05/01/36 .................. 818 871,625
(1-day SOFR + 1.33%), 4.94% , 10/21/36
(g)
3,475 3,373,384
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(g)
4,540 4,437,591
6.75% , 10/01/37 .................. 5,080 5,515,197
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(g)
.................... 2,547 2,224,229
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39
(g)
.................... 1,879 1,691,184
6.25% , 02/01/41 .................. 2,575 2,720,937
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41
(g)
.................... 2,945 2,864,593
(1-day SOFR + 1.51%), 3.21% , 04/22/42
(g)
2,498 1,867,028
(1-day SOFR + 1.47%), 2.91% , 07/21/42
(g)
2,005 1,431,094
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(g)
2,065 1,560,988
4.80% , 07/08/44 .................. 1,946 1,729,035
5.15% , 05/22/45 .................. 2,288 2,072,980
4.75% , 10/21/45 .................. 2,103 1,826,076
(1-day SOFR + 1.58%), 5.56% , 11/19/45
(g)
3,030 2,913,502
(1-day SOFR + 1.32%), 5.54% , 01/21/47
(g)
6,105 5,831,776
(1-day SOFR + 1.70%), 5.73% , 01/28/56
(g)
3,300 3,217,272
Goldman Sachs Private Credit Corp.
(d)
5.05% , 02/23/28 .................. 250 246,978
5.88% , 05/06/28
(c)
................. 315 315,447
5.38% , 01/31/29 .................. 220 216,992
6.25% , 05/06/30 .................. 300 299,799
5.88% , 01/31/31 .................. 275 270,447
6.15% , 06/16/31 .................. 250 247,886
Golub Capital BDC, Inc.
7.05% , 12/05/28 .................. 530 545,580
6.00% , 07/15/29 .................. 665 666,860

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Golub Capital Private Credit Fund
5.45% , 08/15/28
(d)
................. USD 315 $ 312,332
5.80% , 09/12/29 .................. 440 436,340
5.88% , 05/01/30 .................. 180 177,819
5.60% , 04/15/31
(d)
................. 275 265,725
Hana Securities Co. Ltd., 5.00%, 04/30/28
(e)
. 400 402,742
HAT Holdings I LLC, 3.75%, 09/15/30
(c) (d)
... 630 582,980
Hercules Capital, Inc.
5.35% , 02/10/29 .................. 65 64,106
6.00% , 06/16/30
(c)
................. 250 248,669
Hightower Holding LLC
(d)
6.75% , 04/15/29 .................. 356 353,206
9.13% , 01/31/30 .................. 430 446,080
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(d)
..................... 115 119,316
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 901 887,048
4.00% , 09/15/27 .................. 1,713 1,707,232
3.63% , 09/01/28 .................. 530 522,078
3.75% , 09/21/28 .................. 1,097 1,082,548
3.95% , 12/01/28 .................. 385 381,763
4.35% , 06/15/29 .................. 1,528 1,525,052
2.10% , 06/15/30 .................. 1,526 1,389,819
4.20% , 03/15/31 .................. 275 271,455
5.25% , 06/15/31 .................. 800 824,527
1.85% , 09/15/32 .................. 2,242 1,895,049
4.60% , 03/15/33 .................. 1,268 1,256,034
2.65% , 09/15/40 .................. 1,130 824,292
4.25% , 09/21/48 .................. 1,428 1,154,354
3.00% , 06/15/50 .................. 1,272 823,988
4.95% , 06/15/52 .................. 1,528 1,369,293
3.00% , 09/15/60 .................. 1,093 638,370
5.20% , 06/15/62 .................. 898 802,683
Invesco Finance plc, 5.38%, 11/30/43 ..... 470 444,697
Ittihad International II Ltd., 7.38%, 11/13/30
(e)
. 400 403,505
JAB Holdings BV
(d)
3.75% , 05/28/51 .................. 615 418,012
4.50% , 04/08/52 .................. 445 345,049
Jane Street Group
(d)
4.50% , 11/15/29 .................. 570 553,941
7.13% , 04/30/31 .................. 1,345 1,394,846
6.13% , 11/01/32 .................. 1,605 1,613,372
6.75% , 05/01/33 .................. 1,960 2,013,860
Janus Henderson US Holdings, Inc., Series
WI*, 5.45%, 09/10/34 .............. 340 341,443
Jefferies Financial Group, Inc.
6.45% , 06/08/27 .................. 495 504,140
5.88% , 07/21/28 .................. 1,190 1,215,831
4.15% , 01/23/30 .................. 1,422 1,380,205
5.13% , 04/28/31 .................. 750 740,090
2.63% , 10/15/31 .................. 1,085 948,396
2.75% , 10/15/32 .................. 735 624,047
6.20% , 04/14/34 .................. 1,595 1,631,743
6.25% , 01/15/36 .................. 665 679,148
5.50% , 02/15/36 .................. 915 880,031
6.50% , 01/20/43 .................. 420 415,528
Joy Treasure Assets Holdings, Inc.
(e)
4.30% , 12/04/28 .................. 1,000 995,056
4.50% , 03/20/29 .................. 200 199,782
5.75% , 06/06/29 .................. 400 412,780
3.50% , 09/24/29 .................. 600 579,815
2.75% , 11/17/30 .................. 600 552,750
Khazanah Capital Ltd.
(e)
4.88% , 06/01/33 .................. 800 807,115
4.76% , 09/05/34 .................. 400 398,317
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Khazanah Global Sukuk Bhd.
(e)
4.69% , 06/01/28 .................. USD 800 $ 804,788
4.48% , 09/05/29 .................. 400 400,766
KKR & Co., Inc., 5.10%, 08/07/35 ........ 755 734,499
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(d)
..................... 256 239,754
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(d)
..................... 1,265 1,130,164
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(d)
..................... 1,353 1,312,218
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(d)
..................... 605 412,747
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(d)
..................... 910 602,600
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(d)
..................... 880 546,749
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(d)
..................... 971 955,968
Lazard Group LLC
4.50% , 09/19/28 .................. 817 814,088
4.38% , 03/11/29 .................. 624 617,833
6.00% , 03/15/31 .................. 380 396,540
5.63% , 08/01/35 .................. 335 335,312
Legg Mason, Inc., 5.63%, 01/15/44 ....... 586 571,149
LPL Holdings, Inc.
5.70% , 05/20/27 .................. 270 273,024
4.63% , 11/15/27
(d)
................. 2,023 2,013,606
4.90% , 04/03/28 .................. 150 150,409
6.75% , 11/17/28 .................. 700 732,997
4.00% , 03/15/29
(d)
................. 1,815 1,766,856
5.20% , 03/15/30 .................. 365 368,498
5.15% , 06/15/30 .................. 930 936,091
4.38% , 05/15/31
(d)
................. 1,005 966,718
6.00% , 05/20/34 .................. 655 671,294
5.65% , 03/15/35 .................. 630 629,264
5.75% , 06/15/35 .................. 260 261,483
Macquarie Bank Ltd.
(d)
5.27% , 07/02/27 .................. 805 814,408
3.92% , 02/03/28 .................. 745 740,607
4.33% , 06/12/28 .................. 280 279,926
4.53% , 03/29/29 .................. 940 944,084
3.62% , 06/03/30 .................. 895 848,970
6.80% , 01/18/33 .................. 815 880,882
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05% ,
03/03/36
(g)
.................... 952 858,899
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.64% ,
08/13/36
(g)
.................... 400 399,498
Macquarie Group Ltd.
(d)(g)
(1-day SOFR + 2.13%), 4.10% , 06/21/28 . 695 691,056
(3-mo. CME Term SOFR + 1.63%), 3.76% ,
11/28/28 ..................... 1,555 1,535,501
(3-mo. CME Term SOFR + 1.99%), 4.65% ,
03/27/29
(c)
.................... 608 608,411
(3-mo. CME Term SOFR + 2.01%), 5.03% ,
01/15/30 ..................... 1,583 1,597,977
(1-day SOFR + 1.44%), 2.69% , 06/23/32 . 1,245 1,119,384
(1-day SOFR + 1.53%), 2.87% , 01/14/33 . 1,690 1,512,655
(1-day SOFR + 2.41%), 4.44% , 06/21/33 . 740 716,864
(1-day SOFR + 2.87%), 5.49% , 11/09/33
(c)
1,050 1,073,973
(1-day SOFR + 2.38%), 5.89% , 06/15/34 . 1,735 1,810,300
(1-day SOFR + 2.30%), 6.26% , 12/07/34
(c)
1,450 1,549,202

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(e) (g)
... USD 200 $ 202,284
Main Street Capital Corp.
6.50% , 06/04/27 .................. 355 358,885
5.40% , 08/15/28 .................. 110 109,471
6.95% , 03/01/29 .................. 200 206,174
Marex Group plc
5.83% , 05/08/28 .................. 100 100,946
6.40% , 11/04/29 .................. 700 720,831
5.68% , 04/21/31 .................. 515 514,578
MDGH GMTN RSC Ltd.
4.50% , 11/07/28
(e)
................. 800 799,128
3.75% , 04/19/29
(e)
................. 600 586,217
2.88% , 11/07/29
(e)
................. 1,250 1,177,930
2.88% , 05/21/30
(e)
................. 1,200 1,119,586
2.50% , 06/03/31
(e)
................. 600 537,755
3.38% , 03/28/32
(e)
................. 800 740,210
5.50% , 04/28/33
(e)
................. 1,000 1,028,902
4.38% , 11/22/33
(e)
................. 1,200 1,151,114
5.88% , 05/01/34
(e)
................. 800 840,386
5.29% , 06/04/34
(e)
................. 400 405,637
4.63% , 10/16/35
(e)
................. 600 576,723
6.88% , 11/01/41
(d)
................. 200 225,388
3.70% , 11/07/49
(e)
................. 1,600 1,154,277
3.95% , 05/21/50
(e)
................. 2,200 1,657,881
3.40% , 06/07/51
(e)
................. 1,000 678,374
5.08% , 05/22/53
(e)
................. 800 719,179
Mdgh Sukuk Ltd.
(e)
4.96% , 04/04/34 .................. 1,400 1,398,817
5.00% , 06/04/35 .................. 800 796,744
Mirae Asset Securities Co. Ltd.
(e)
5.25% , 03/06/28 .................. 400 403,548
4.38% , 10/14/28 .................. 400 396,469
6.00% , 01/26/29 .................. 400 412,418
4.25% , 03/11/29 .................. 400 394,868
4.38% , 03/11/31 .................. 400 389,800
Moody's Corp.
3.25% , 01/15/28 .................. 787 773,506
4.25% , 02/01/29 .................. 720 719,450
2.00% , 08/19/31 .................. 805 710,292
4.25% , 08/08/32 .................. 400 390,268
5.00% , 08/05/34 .................. 410 409,936
2.75% , 08/19/41 .................. 780 553,524
5.25% , 07/15/44 .................. 654 613,940
4.88% , 12/17/48 .................. 545 476,355
3.25% , 05/20/50 .................. 370 245,943
3.75% , 02/25/52 .................. 655 476,005
3.10% , 11/29/61 .................. 795 469,813
Morgan Stanley
3.59% , 07/22/28
(g)
................. 3,586 3,546,074
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(g)
1,995 2,046,153
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(g)
.................... 4,045 3,994,228
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(g)
2,180 2,201,632
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(g)
1,295 1,305,777
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(g)
3,885 3,927,457
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(g)
1,655 1,685,629
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29
(g)
.................... 1,510 1,493,778
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(g)
1,520 1,583,975
(1-day SOFR + 0.80%), 4.24% , 01/09/30
(g)
3,090 3,058,028
(1-day SOFR at 0.00% Floor + 1.45%),
5.17% , 01/16/30
(g)
............... 3,815 3,865,396
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(g)
.................... USD 3,146 $ 3,130,713
(SOFR Index + 0.96%), 4.56% , 04/10/30
(g)
2,660 2,650,919
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(g)
2,310 2,373,006
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(g)
2,405 2,432,103
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(g)
3,185 3,178,869
(1-day SOFR at 0.00% Floor + 1.11%),
5.23% , 01/15/31
(g)
............... 2,240 2,276,231
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(g)
3,641 3,386,273
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(g)
3,014 2,897,404
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(g)
2,905 2,949,950
Series I , (1-day SOFR + 1.07%), 4.36% ,
10/22/31
(g)
.................... 2,800 2,745,997
(1-day SOFR + 0.95%), 4.49% , 01/16/32
(g)
2,885 2,837,987
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(g)
3,233 2,813,098
(1-day SOFR + 1.20%), 4.71% , 03/12/32
(g)
3,085 3,060,155
7.25% , 04/01/32 .................. 1,523 1,726,914
(SOFR Index + 1.18%), 4.81% , 04/16/32
(g)
2,045 2,040,085
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(g)
2,960 2,575,099
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(g)
3,875 3,409,820
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(g)
2,573 2,279,786
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(g)
2,783 2,506,547
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(g)
1,890 1,883,349
(1-day SOFR + 2.56%), 6.34% , 10/18/33
(g)
2,840 3,039,842
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(g)
3,700 3,736,900
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(g)
3,040 3,099,351
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(g)
1,760 1,921,498
(1-day SOFR + 1.73%), 5.47% , 01/18/35
(g)
2,775 2,824,955
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(g)
3,135 3,255,771
(1-day SOFR + 1.56%), 5.32% , 07/19/35
(g)
3,375 3,399,158
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(g)
2,650 2,716,839
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(g)
3,175 3,259,818
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(g)
3,228 2,794,937
Series I , (1-day SOFR + 1.31%), 4.89% ,
10/22/36
(g)
.................... 2,865 2,774,662
(1-day SOFR + 1.18%), 5.07% , 01/30/37
(g)
3,600 3,532,834
(SOFR Index + 1.41%), 5.30% , 04/10/37
(g)
3,665 3,646,962
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(g)
1,550 1,549,948
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95% ,
01/19/38
(g)
.................... 2,175 2,240,102
3.97% , 07/22/38
(g)
................. 2,769 2,429,170
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39
(g)
.................... 1,320 1,357,137
(3-mo. CME Term SOFR + 1.69%), 4.46% ,
04/22/39
(g)
.................... 1,491 1,373,525
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31% ,
01/18/41
(g)
.................... 1,500 1,460,458
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(g)
2,495 1,889,084
6.38% , 07/24/42 .................. 2,677 2,881,389
4.30% , 01/27/45 .................. 2,930 2,441,061
4.38% , 01/22/47 .................. 2,469 2,040,871
(1-day SOFR + 1.78%), 5.90% , 03/13/47
(g)
2,975 2,977,958
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(g)
2,305 2,228,309
(1-day SOFR + 1.43%), 2.80% , 01/25/52
(g)
2,159 1,315,874
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(g)
3,030 2,881,813
Morgan Stanley Direct Lending Fund
6.15% , 05/17/29 .................. 310 313,792
6.00% , 05/19/30 .................. 290 289,439
MSCI, Inc.
4.00% , 11/15/29
(d)
................. 1,355 1,315,819
3.63% , 09/01/30
(d)
................. 1,193 1,129,151
3.88% , 02/15/31
(d)
................. 815 773,743

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63% , 11/01/31
(d)
................. USD 1,050 $ 974,503
3.25% , 08/15/33
(d)
................. 1,025 897,296
5.25% , 09/01/35 .................. 815 800,345
5.15% , 03/15/36 .................. 540 522,597
MSD Investment Corp.
6.25% , 05/31/30 .................. 205 202,827
6.13% , 02/05/31
(d)
................. 150 146,353
Nasdaq, Inc.
5.35% , 06/28/28 .................. 1,200 1,222,396
1.65% , 01/15/31 .................. 848 745,946
5.55% , 02/15/34 .................. 1,151 1,188,417
2.50% , 12/21/40 .................. 780 544,762
3.25% , 04/28/50 .................. 715 477,188
3.95% , 03/07/52 .................. 422 311,430
5.95% , 08/15/53 .................. 775 776,432
6.10% , 06/28/63 .................. 595 600,377
Neuberger Berman Group LLC, 4.88%,
04/15/45
(d)
..................... 445 377,781
New Mountain Finance Corp.
(c)
6.20% , 10/15/27 .................. 310 309,844
6.88% , 02/01/29 .................. 40 39,987
NH Investment & Securities Co. Ltd.
(e)
4.63% , 07/10/28 .................. 200 200,155
4.75% , 07/10/30 .................. 400 400,029
Nomura Holdings, Inc.
5.59% , 07/02/27 .................. 635 642,078
5.39% , 07/06/27 .................. 635 640,793
5.84% , 01/18/28 .................. 530 540,619
6.07% , 07/12/28 .................. 450 463,381
2.17% , 07/14/28 .................. 1,240 1,177,487
2.71% , 01/22/29 .................. 1,020 968,934
5.61% , 07/06/29 .................. 460 472,154
3.10% , 01/16/30 .................. 1,065 1,004,330
4.90% , 07/01/30 .................. 600 600,063
2.68% , 07/16/30 .................. 1,340 1,228,948
2.61% , 07/14/31 .................. 885 792,027
3.00% , 01/22/32 .................. 880 793,611
6.18% , 01/18/33 .................. 610 644,667
6.09% , 07/12/33 .................. 180 189,645
5.78% , 07/03/34 .................. 935 964,771
5.49% , 06/29/35
(c)
................. 400 403,670
North Haven Private Income Fund LLC
5.13% , 09/25/28
(d)
................. 235 228,892
5.75% , 02/01/30 .................. 85 82,958
Northern Trust Corp.
4.00% , 05/10/27 .................. 1,495 1,494,041
3.65% , 08/03/28 .................. 546 540,453
3.15% , 05/03/29 .................. 864 837,436
1.95% , 05/01/30 .................. 1,510 1,376,873
4.15% , 11/19/30 .................. 670 664,498
3.38% , 05/08/32
(g)
................. 484 477,544
6.13% , 11/02/32
(c)
................. 740 792,758
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
11/19/40
(g)
.................... 465 454,650
Nuveen Churchill Direct Lending Corp., 6.65%,
03/15/30 ...................... 25 25,103
Nuveen LLC
(d)
4.00% , 11/01/28 .................. 1,253 1,241,441
5.55% , 01/15/30 .................. 1,350 1,384,521
5.85% , 04/15/34 .................. 620 638,184
Oaktree Specialty Lending Corp.
7.10% , 02/15/29 .................. 360 366,623
6.34% , 02/27/30
(c)
................. 175 172,805
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. USD 295 $ 309,918
6.50% , 07/23/29 .................. 395 399,355
6.19% , 07/15/30 .................. 270 267,817
Ontario Teachers' Finance Trust, 1.25%,
09/27/30
(d)
..................... 1,420 1,254,667
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 .................. 995 1,010,482
8.00% , 08/01/33 .................. 705 718,095
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 600 607,349
Pioneer Reward Ltd., (SOFR Index + 0.57%),
4.23%, 09/25/28
(e) (g)
............... 400 400,407
Prospect Capital Corp.
(c)
3.36% , 11/15/26 .................. 455 444,922
3.44% , 10/15/28 .................. 300 266,341
Raymond James Financial, Inc.
4.65% , 04/01/30 .................. 722 726,695
4.90% , 09/11/35 .................. 465 453,481
4.95% , 07/15/46 .................. 957 852,006
3.75% , 04/01/51 .................. 941 678,227
5.65% , 09/11/55 .................. 260 248,495
Rongshi International Finance Ltd., 3.63%,
05/04/27
(e)
..................... 800 794,129
S&P Global, Inc.
4.75% , 08/01/28 .................. 830 837,881
2.95% , 03/01/29 .................. 1,405 1,355,085
4.25% , 05/01/29 .................. 1,243 1,236,862
2.50% , 12/01/29 .................. 715 670,326
1.25% , 08/15/30
(c)
................. 426 371,644
4.25% , 01/15/31
(d)
................. 435 429,019
2.90% , 03/01/32 .................. 495 452,218
5.25% , 09/15/33 .................. 735 756,536
4.80% , 12/04/35
(d)
................. 355 347,548
3.25% , 12/01/49 .................. 1,099 746,830
3.70% , 03/01/52 .................. 1,455 1,067,361
2.30% , 08/15/60
(c)
................. 1,053 509,436
3.90% , 03/01/62 .................. 530 377,634
Sixth Street Lending Partners
6.50% , 03/11/29 .................. 670 685,023
5.75% , 01/15/30 .................. 725 721,293
6.13% , 07/15/30 .................. 185 185,947
Sixth Street Specialty Lending, Inc.
6.95% , 08/14/28 .................. 365 376,809
6.13% , 03/01/29
(c)
................. 150 152,022
5.63% , 08/15/30
(c)
................. 235 233,597
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29
(e)
600 609,975
State Street Bank & Trust Co., 4.78%, 11/23/29 790 801,377
State Street Corp.
4.33% , 10/22/27 .................. 1,060 1,062,641
4.54% , 02/28/28 .................. 1,020 1,026,137
(1-day SOFR + 1.72%), 5.82% , 11/04/28
(g)
845 863,443
(1-day SOFR + 1.02%), 4.53% , 02/20/29
(g)
1,220 1,224,997
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(g)
1,245 1,285,981
(3-mo. CME Term SOFR + 1.29%), 4.14% ,
12/03/29
(g)
.................... 285 283,659
2.40% , 01/24/30 .................. 1,223 1,146,952
4.73% , 02/28/30 .................. 855 863,539
4.83% , 04/24/30 .................. 1,230 1,247,598
2.20% , 03/03/31 .................. 1,465 1,313,442
(1-day SOFR + 2.65%), 3.15% , 03/30/31
(g)
1,248 1,189,816
(1-day SOFR + 0.91%), 4.56% , 04/23/32
(g)
590 587,101
(1-day SOFR + 1.05%), 4.68% , 10/22/32
(g)
1,175 1,174,707
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(g)
760 678,703
(1-day SOFR + 1.61%), 4.42% , 05/13/33
(g)
860 842,675
(1-day SOFR + 1.73%), 4.16% , 08/04/33
(g)
902 870,492

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.57%), 4.82% , 01/26/34
(g)
USD 765 $ 761,445
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(g)
950 962,259
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(g)
753 707,462
(1-day SOFR + 1.96%), 6.12% , 11/21/34
(g)
705 744,381
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(g)
600 600,715
(1-day SOFR + 1.22%), 4.78% , 10/23/36
(g)
1,305 1,273,841
(1-day SOFR + 1.20%), 5.09% , 04/24/37
(g)
550 545,187
Stifel Financial Corp., 4.00%, 05/15/30 ..... 475 461,881
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
630 651,984
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 540 568,476
Suci Second Investment Co.
(e)
4.38% , 09/10/27 .................. 1,400 1,396,918
6.00% , 10/25/28 .................. 2,400 2,469,638
5.17% , 03/05/31 .................. 1,800 1,813,586
4.88% , 05/08/32 .................. 1,200 1,191,044
6.25% , 10/25/33 .................. 1,400 1,497,350
5.13% , 01/28/36 .................. 2,000 1,994,472
SURA Asset Management SA, 6.35%,
05/13/32
(e)
..................... 600 627,182
Temasek Financial I Ltd.
(d)
3.63% , 08/01/28
(c)
................. 1,350 1,337,634
1.00% , 10/06/30 .................. 750 653,413
1.63% , 08/02/31 .................. 1,000 876,725
5.38% , 11/23/39
(c)
................. 750 801,407
2.38% , 08/02/41 .................. 750 546,470
3.38% , 07/23/42 .................. 500 414,650
2.25% , 04/06/51 .................. 1,100 651,152
2.75% , 08/02/61 .................. 1,100 668,529
2.50% , 10/06/70
(c)
................. 1,250 671,930
Tianfeng Securities Co. Ltd., 5.20%, 02/12/28
(e)
400 399,932
TPG Operating Group II LP
5.88% , 03/05/34 .................. 675 687,583
5.38% , 01/15/36 .................. 410 400,232
TVF Varlik Kiralama A/S, 6.95%, 01/23/30
(e)
.. 1,000 1,011,106
UBS AG
5.65% , 09/11/28 .................. 885 912,086
(1-day SOFR + 0.81%), 4.30% , 03/16/29
(g)
1,250 1,249,036
(1-day SOFR + 1.11%), 4.63% , 02/16/32
(g)
1,250 1,247,739
4.50% , 06/26/48 .................. 317 268,911
UBS Americas, Inc., 7.13%, 07/15/32 ...... 1,844 2,057,328
UBS Group AG
4.28% , 01/09/28
(d)
................. 1,975 1,969,946
4.25% , 03/23/28
(d)
................. 2,910 2,903,082
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75% ,
05/12/28
(d) (g)
................... 1,140 1,144,109
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(d) (g)
2,450 2,508,047
3.87% , 01/12/29
(d) (g)
................ 3,182 3,146,598
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25% ,
09/22/29
(d) (g)
................... 1,710 1,773,660
(1-day SOFR + 0.84%), 4.15% , 12/23/29
(d) (g)
1,675 1,656,972
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43% ,
02/08/30
(d) (g)
................... 2,135 2,178,194
(1-day SOFR + 0.84%), 4.21% , 04/10/30
(d) (g)
1,400 1,382,494
3.13% , 08/13/30
(d) (g)
................ 2,115 2,013,180
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62% , 09/13/30
(d) (g)
........ 830 853,846
(1-day SOFR + 3.73%), 4.19% , 04/01/31
(d) (g)
3,585 3,504,691
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(d) (g)
870 854,592
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32
(d) (g)
................... 1,180 1,040,962
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(d) (g)
3,100 2,849,015
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.05%), 4.59% , 08/10/32
(d) (g)
USD 1,400 $ 1,377,756
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(d) (g)
................... 1,745 1,548,325
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99% ,
08/05/33
(d) (g)
................... 1,310 1,303,389
(1-day SOFR + 3.92%), 6.54% , 08/12/33
(d) (g)
2,515 2,701,747
(1-day SOFR + 1.29%), 4.84% , 11/06/33
(d) (g)
800 788,350
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(c) (d)
(g)
.......................... 990 1,203,721
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96% ,
01/12/34
(d) (g)
................... 2,210 2,305,263
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(d) (g)
................... 2,535 2,696,019
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(d) (g)
................... 2,000 2,055,570
(1-day SOFR + 1.76%), 5.58% , 05/09/36
(d) (g)
2,200 2,236,766
(1-day SOFR at 0.00% Floor + 1.34%),
5.01% , 03/23/37
(d) (g)
.............. 1,650 1,600,615
(1-day SOFR + 1.34%), 5.20% , 08/10/37
(d) (g)
1,400 1,372,625
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18% ,
02/11/43
(d) (g)
................... 1,878 1,387,950
4.88% , 05/15/45 .................. 2,050 1,836,877
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38% , 09/06/45
(d) (g)
........ 1,100 1,045,072
(1-day SOFR + 1.49%), 5.53% , 05/06/47
(d) (g)
910 871,847
USAA Capital Corp.
(d)
5.25% , 06/01/27 .................. 300 303,410
4.38% , 06/01/28 .................. 165 165,244
2.13% , 05/01/30 .................. 325 297,063
VFH Parent LLC, 7.50%, 06/15/31
(d)
...... 565 592,818
Voya Global Funding, 4.60%, 11/24/30
(d)
.... 405 399,603
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(d)
................ 660 683,929
XP, Inc., 6.75%, 07/02/29
(c) (e)
........... 400 404,293
Zhongyuan Zhicheng Co. Ltd., 5.90%,
06/20/27
(e)
..................... 400 406,020
Zhuji Development Ltd., 5.55%, 08/20/27
(e)
.. 400 403,036
770,586,751
Chemicals — 0.5%
Air Liquide Finance SA
(d)
2.25% , 09/10/29 .................. 1,000 938,582
3.50% , 09/27/46 .................. 615 462,661
Air Products & Chemicals, Inc.
1.85% , 05/15/27 .................. 656 641,483
4.30% , 06/11/28 .................. 490 491,179
4.60% , 02/08/29 .................. 1,045 1,052,708
2.05% , 05/15/30 .................. 1,125 1,026,528
4.75% , 02/08/31 .................. 750 758,929
4.90% , 10/11/32 .................. 350 354,418
4.80% , 03/03/33 .................. 1,055 1,062,947
4.85% , 02/08/34 .................. 865 866,645
2.70% , 05/15/40 .................. 903 664,889
2.80% , 05/15/50 .................. 1,162 720,931
Albemarle Corp., 5.05%, 06/01/32
(c)
....... 202 202,249
Alpek SAB de CV
(e)
4.25% , 09/18/29 .................. 600 560,557
3.25% , 02/25/31 .................. 600 521,549
Ashland, Inc.
3.38% , 09/01/31
(d)
................. 535 477,980

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.88% , 05/15/43 .................. USD 285 $ 282,150
Avient Corp.
(d)
7.13% , 08/01/30 .................. 850 866,047
6.25% , 11/01/31 .................. 700 709,843
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................ 580 602,478
Axalta Coating Systems LLC
(d)
4.75% , 06/15/27 .................. 477 474,747
3.38% , 02/15/29 .................. 745 708,683
Bayport Polymers LLC, 5.14%, 04/14/32
(d)
... 70 69,328
Braskem America Finance Co., 7.13%,
07/22/41
(e)
..................... 600 340,167
Braskem Netherlands Finance BV
(e)
4.50% , 01/10/28
(c)
................. 1,200 750,917
4.50% , 01/31/30 .................. 1,400 826,000
8.50% , 01/12/31 .................. 800 472,331
7.25% , 02/13/33 .................. 1,000 579,658
8.00% , 10/15/34 .................. 800 465,651
5.88% , 01/31/50 .................. 800 402,611
Cabot Corp.
4.00% , 07/01/29 .................. 695 682,092
5.00% , 06/30/32 .................. 525 526,008
Celanese US Holdings LLC
(i)
6.85% , 11/15/28 .................. 864 902,935
7.33% , 07/15/29 .................. 795 833,828
6.50% , 04/15/30 .................. 480 491,009
7.05% , 11/15/30
(g)
................. 1,175 1,261,437
7.00% , 02/15/31 .................. 550 572,173
7.38% , 07/15/32
(g)
................. 940 996,357
6.75% , 04/15/33 .................. 1,365 1,405,408
7.20% , 11/15/33 .................. 970 1,050,646
7.38% , 02/15/34 .................. 880 920,789
Cerdia Finanz GmbH, 9.38%, 10/03/31
(d)
... 890 853,355
CF Industries, Inc.
5.15% , 03/15/34 .................. 870 866,889
5.30% , 11/26/35 .................. 875 875,888
4.95% , 06/01/43 .................. 716 641,746
5.38% , 03/15/44 .................. 860 806,207
Chemours Co. (The)
(d)
5.75% , 11/15/28 .................. 622 621,073
4.63% , 11/15/29 .................. 667 640,317
8.00% , 01/15/33 .................. 485 500,444
7.88% , 03/15/34 .................. 705 721,065
Chevron Phillips Chemical Co. LLC
(d)
3.70% , 06/01/28 .................. 675 663,713
4.75% , 05/15/30 .................. 450 452,045
CNAC HK Finbridge Co. Ltd.
(e)
4.13% , 07/19/27 .................. 1,000 996,575
5.13% , 03/14/28 .................. 2,150 2,178,159
3.88% , 06/19/29 .................. 800 787,609
3.00% , 09/22/30 .................. 1,000 939,304
Consolidated Energy Finance SA
(d)
5.63% , 10/15/28 .................. 600 563,194
12.00% , 02/15/31
(c)
................ 480 489,654
CVR Partners LP, 6.13%, 06/15/28
(d)
...... 520 519,093
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 690 693,418
7.38% , 11/01/29 .................. 925 1,001,727
2.10% , 11/15/30 .................. 620 548,293
4.80% , 01/15/31 .................. 1,010 999,523
6.30% , 03/15/33 .................. 705 743,532
5.15% , 02/15/34
(c)
................. 715 703,308
4.25% , 10/01/34 .................. 602 550,267
5.35% , 03/15/35
(c)
................. 320 316,840
5.65% , 03/15/36 .................. 670 667,902
Security
Par (000)
Par (000) Value
Chemicals (continued)
9.40% , 05/15/39 .................. USD 436 $ 560,179
5.25% , 11/15/41 .................. 868 776,926
4.38% , 11/15/42 .................. 1,158 920,818
4.63% , 10/01/44 .................. 591 468,939
5.55% , 11/30/48 .................. 950 831,610
4.80% , 05/15/49 .................. 779 612,599
3.60% , 11/15/50 .................. 1,251 811,784
6.90% , 05/15/53
(c)
................. 845 870,063
5.60% , 02/15/54 .................. 630 548,912
5.95% , 03/15/55
(c)
................. 575 523,447
DuPont de Nemours, Inc.
4.73% , 11/15/28
(d)
................. 1,180 1,184,185
4.73% , 11/15/28 .................. 130 130,781
5.32% , 11/15/38 .................. 1,306 1,285,388
5.42% , 11/15/48 .................. 542 502,951
Eastman Chemical Co.
4.50% , 12/01/28 .................. 842 842,458
5.00% , 08/01/29 .................. 965 974,715
4.50% , 02/20/31 .................. 395 387,897
5.75% , 03/08/33 .................. 345 358,020
5.63% , 02/20/34 .................. 460 469,509
4.80% , 09/01/42 .................. 725 635,863
4.65% , 10/15/44 .................. 904 757,791
Ecolab, Inc.
3.25% , 12/01/27 .................. 469 463,069
5.25% , 01/15/28 .................. 786 799,126
4.30% , 06/15/28 .................. 680 681,225
4.80% , 03/24/30 .................. 915 927,993
1.30% , 01/30/31 .................. 708 612,584
2.13% , 02/01/32 .................. 795 699,362
5.00% , 09/01/35 .................. 500 502,641
5.50% , 12/08/41 .................. 285 287,693
3.95% , 12/01/47 .................. 650 513,372
2.13% , 08/15/50 .................. 615 328,076
2.70% , 12/15/51 .................. 1,083 650,829
2.75% , 08/18/55 .................. 529 311,586
EIDP, Inc.
2.30% , 07/15/30 .................. 707 651,133
5.13% , 05/15/32 .................. 475 483,048
4.80% , 05/15/33 .................. 405 400,894
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 835 814,071
Equate Sukuk Spc Ltd., 5.00%, 09/05/31
(e)
.. 800 800,038
FMC Corp.
3.45% , 10/01/29 .................. 631 573,390
5.65% , 05/18/33
(c)
................. 545 480,592
4.50% , 10/01/49 .................. 550 341,000
6.38% , 05/18/53 .................. 530 399,246
GC Treasury Center Co. Ltd.
(e)
2.98% , 03/18/31 .................. 1,000 891,782
4.40% , 03/30/32 .................. 200 188,291
HB Fuller Co.
4.00% , 02/15/27 .................. 320 316,678
4.25% , 10/15/28 .................. 350 342,229
Herens Holdco SARL, 4.75%, 05/15/28
(d)
... 365 321,859
Huntsman International LLC
4.50% , 05/01/29 .................. 919 879,510
2.95% , 06/15/31 .................. 418 356,985
5.70% , 10/15/34
(c)
................. 400 375,753
ICL Group Ltd., 6.38%, 05/31/38
(d) (e)
....... 753 775,560
INEOS Finance plc
(d)
6.75% , 05/15/28 .................. 525 527,380
7.50% , 04/15/29
(c)
................. 720 711,000
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(d)
..................... 425 411,701
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 555 534,703

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Innophos Holdings, Inc., 11.50%, 06/15/29
(d)
. USD 483 $ 446,331
International Flavors & Fragrances, Inc.
1.83% , 10/15/27
(d)
................. 805 772,489
4.45% , 09/26/28 .................. 495 494,328
2.30% , 11/01/30
(d)
................. 1,030 921,518
3.27% , 11/15/40
(d)
................. 240 179,485
4.38% , 06/01/47 .................. 426 336,317
5.00% , 09/26/48 .................. 975 844,111
3.47% , 12/01/50
(d)
................. 630 420,057
Kraton Corp., 5.00%, 07/15/27
(e)
......... 1,000 1,007,227
LG Chem Ltd.
(e)
3.63% , 04/15/29 .................. 400 386,074
2.38% , 07/07/31
(c)
................. 600 526,543
Linde, Inc.
1.10% , 08/10/30 .................. 895 788,149
3.55% , 11/07/42 .................. 621 488,261
2.00% , 08/10/50
(c)
................. 915 483,543
LSB Industries, Inc., 6.25%, 10/15/28
(d)
.... 485 485,249
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 140 155,643
LYB International Finance BV
5.25% , 07/15/43 .................. 847 739,012
4.88% , 03/15/44 .................. 1,054 874,794
LYB International Finance III LLC
2.25% , 10/01/30 .................. 670 600,744
5.13% , 01/15/31 .................. 275 276,241
5.63% , 05/15/33 .................. 915 930,149
5.50% , 03/01/34 .................. 775 775,782
6.15% , 05/15/35 .................. 340 351,684
5.88% , 01/15/36
(c)
................. 565 570,719
3.38% , 10/01/40 .................. 895 655,641
4.20% , 10/15/49 .................. 1,080 775,605
4.20% , 05/01/50 .................. 1,109 794,233
3.63% , 04/01/51 .................. 1,151 748,017
3.80% , 10/01/60 .................. 695 432,002
LyondellBasell Industries NV, 4.63%, 02/26/55 770 580,795
Ma'aden Sukuk Ltd.
(e)
5.25% , 02/13/30 .................. 800 810,226
5.50% , 02/13/35 .................. 800 809,724
5.25% , 01/29/36 .................. 800 788,464
Mativ Holdings, Inc., 8.00%, 10/01/29
(d)
.... 415 401,421
Maxam Prill SARL, 7.75%, 07/15/30
(d)
..... 390 402,956
MEGlobal BV, 2.63%, 04/28/28
(e)
........ 800 758,071
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. 600 611,349
Methanex Corp.
5.13% , 10/15/27 .................. 680 679,559
5.25% , 12/15/29 .................. 726 723,333
5.65% , 12/01/44 .................. 250 226,496
Methanex US Operations, Inc., 6.25%,
03/15/32
(c) (d)
.................... 585 601,644
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
440 437,261
Momentive Performance Materials, Inc., 4.13%,
10/22/28
(e)
..................... 600 595,616
Mosaic Co. (The)
4.05% , 11/15/27 .................. 740 735,389
5.38% , 11/15/28 .................. 580 591,157
4.35% , 01/15/29 .................. 155 154,043
4.60% , 11/15/30 .................. 315 312,211
5.45% , 11/15/33
(c)
................. 564 570,824
4.88% , 11/15/41 .................. 710 627,487
5.63% , 11/15/43 .................. 380 355,316
NewMarket Corp., 2.70%, 03/18/31 ....... 440 398,193
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 355 325,854
Nutrien Ltd.
5.20% , 06/21/27 .................. 475 478,891
4.90% , 03/27/28 .................. 665 670,461
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.20% , 04/01/29 .................. USD 708 $ 702,961
2.95% , 05/13/30 .................. 566 531,507
5.25% , 03/12/32 .................. 620 632,807
5.40% , 06/21/34 .................. 435 443,208
4.13% , 03/15/35 .................. 589 540,759
5.88% , 12/01/36 .................. 595 612,840
5.63% , 12/01/40 .................. 260 255,840
6.13% , 01/15/41 .................. 270 281,834
4.90% , 06/01/43 .................. 354 315,552
5.25% , 01/15/45 .................. 693 635,661
5.00% , 04/01/49 .................. 681 600,530
3.95% , 05/13/50 .................. 765 567,868
5.80% , 03/27/53 .................. 705 688,566
Olin Corp.
5.63% , 08/01/29 .................. 710 705,019
5.00% , 02/01/30 .................. 559 541,767
6.63% , 04/01/33
(d)
................. 665 659,338
Olympus Water US Holding Corp.
(d)
4.25% , 10/01/28 .................. 845 821,891
6.25% , 10/01/29 .................. 420 410,680
7.25% , 06/15/31 .................. 750 754,194
6.75% , 08/01/32 .................. 1,000 969,764
Series 144* , 7.25% , 02/15/33 ......... 1,705 1,666,659
Orbia Advance Corp. SAB de CV
(e)
6.80% , 05/13/30 .................. 600 603,591
2.88% , 05/11/31 .................. 400 332,680
7.50% , 05/13/35 .................. 400 402,902
6.75% , 09/19/42 ................... 400 346,284
5.88% , 09/17/44 .................. 800 620,653
5.50% , 01/15/48 .................. 600 442,316
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
.. 525 523,051
PPG Industries, Inc.
3.75% , 03/15/28 .................. 666 659,514
2.80% , 08/15/29 .................. 290 275,394
2.55% , 06/15/30 .................. 150 139,646
4.38% , 03/15/31 .................. 620 611,876
Rain Carbon, Inc., 12.25%, 09/01/29
(c) (d)
.... 490 516,521
Rohm & Haas Co., 7.85%, 07/15/29 ...... 100 109,037
RPM International, Inc.
4.55% , 03/01/29 .................. 820 821,851
2.95% , 01/15/32 .................. 445 401,074
5.25% , 06/01/45 .................. 345 318,738
4.25% , 01/15/48 .................. 405 318,347
SABIC Capital I BV
(e)
2.15% , 09/14/30 .................. 400 359,080
3.00% , 09/14/50 .................. 600 387,590
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 1,000 991,753
Sasol Financing USA LLC
8.75% , 05/03/29
(e)
................. 1,000 1,052,669
5.50% , 03/18/31 .................. 800 751,159
8.75% , 04/10/33
(d)
................. 400 420,477
SCIH Salt Holdings, Inc.
(d)
4.88% , 05/01/28 .................. 1,134 1,122,256
6.63% , 05/01/29 .................. 690 684,789
Scotts Miracle-Gro Co. (The)
5.25% , 12/15/26 .................. 495 494,555
4.50% , 10/15/29 .................. 440 431,217
4.00% , 04/01/31 .................. 500 466,248
4.38% , 02/01/32 .................. 405 377,729
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 1,556 1,542,167
4.55% , 03/01/28 .................. 605 606,746
4.30% , 08/15/28 .................. 570 568,510
2.95% , 08/15/29 .................. 874 833,624
2.30% , 05/15/30 .................. 560 513,301

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.50% , 08/15/30 .................. USD 475 $ 473,626
4.80% , 09/01/31 .................. 435 437,616
2.20% , 03/15/32 .................. 730 637,168
5.15% , 08/15/35 .................. 535 537,433
4.00% , 12/15/42 .................. 120 96,023
4.55% , 08/01/45 .................. 430 360,696
4.50% , 06/01/47 .................. 1,389 1,154,563
3.80% , 08/15/49 .................. 595 436,192
3.30% , 05/15/50 .................. 550 366,556
2.90% , 03/15/52 .................. 655 395,947
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
..................... 760 748,277
SNF Group SACA
(d)
3.38% , 03/15/30 .................. 395 368,724
5.63% , 03/31/31 .................. 400 405,031
Sociedad Quimica y Minera de Chile SA
(e)
4.25% , 05/07/29 .................. 600 597,993
6.50% , 11/07/33 .................. 800 861,653
5.50% , 09/10/34 .................. 1,000 1,007,023
4.25% , 01/22/50 .................. 600 472,201
3.50% , 09/10/51
(c)
................. 800 548,035
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
..................... 500 496,975
Syensqo Finance America LLC
(d)
5.65% , 06/04/29 .................. 635 651,166
5.85% , 06/04/34 .................. 510 518,800
Syngenta Finance NV, 5.18%, 04/24/28
(d)
... 690 693,681
Tronox, Inc.
(c)(d)
4.63% , 03/15/29 .................. 1,065 890,983
9.13% , 09/30/30 .................. 300 304,593
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 400 366,182
Westlake Corp.
3.38% , 06/15/30 .................. 535 509,394
5.55% , 11/15/35 .................. 535 534,804
2.88% , 08/15/41 .................. 470 320,390
5.00% , 08/15/46 .................. 898 771,333
4.38% , 11/15/47 .................. 515 396,156
3.13% , 08/15/51 .................. 680 413,416
6.38% , 11/15/55 .................. 465 458,050
3.38% , 08/15/61
(c)
................. 435 257,120
WR Grace Holdings LLC
(d)
5.63% , 08/15/29 .................. 1,049 1,001,133
7.38% , 03/01/31 .................. 440 444,586
6.63% , 08/15/32 .................. 730 724,467
7.00% , 08/01/33 .................. 500 499,119
Yara International ASA
4.75% , 06/01/28
(d)
................. 1,035 1,037,152
3.15% , 06/04/30
(d)
................. 815 760,866
7.38% , 11/14/32
(e)
................. 655 727,392
167,123,696
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29
(d)
.... 605 540,446
ADT Security Corp. (The)
(d)
4.13% , 08/01/29 .................. 1,025 985,555
4.88% , 07/15/32 .................. 750 712,069
5.88% , 10/15/33 .................. 800 787,811
Allied Universal Holdco LLC
(d)
4.63% , 06/01/28 .................. 1,835 1,808,648
6.00% , 06/01/29
(c)
................. 975 967,786
6.88% , 06/15/30 .................. 595 612,258
7.88% , 02/15/31 .................. 2,525 2,650,115
APi Group DE, Inc.
(d)
4.13% , 07/15/29
(c)
................. 393 383,015
4.75% , 10/15/29 .................. 355 347,764
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Services, Inc., 5.00%, 02/01/28
(d)
... USD 1,153 $ 1,150,007
Bidvest Group UK plc (The), 6.20%, 09/17/32
(e)
400 402,251
Brink's Co. (The)
(d)
4.63% , 10/15/27 .................. 614 611,079
6.50% , 06/15/29 .................. 445 454,904
6.75% , 06/15/32 .................. 460 471,807
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 530 304,154
Cimpress plc, 7.38%, 09/15/32
(d)
......... 570 576,419
Cintas Corp. No. 2
4.20% , 05/01/28 .................. 375 374,677
4.00% , 05/01/32 .................. 355 345,504
Clean Harbors, Inc.
(d)
5.13% , 07/15/29 .................. 300 298,144
6.38% , 02/01/31 .................. 540 549,786
5.75% , 10/15/33 .................. 390 393,864
CoreCivic, Inc.
4.75% , 10/15/27 .................. 295 292,632
8.25% , 04/15/29 .................. 510 531,860
Deluxe Corp.
(d)
8.00% , 06/01/29 .................. 495 500,749
8.13% , 09/15/29 .................. 510 532,417
Element Fleet Management Corp.
(d)
6.32% , 12/04/28 .................. 900 938,512
5.04% , 03/25/30 .................. 490 495,104
4.64% , 11/24/30 .................. 505 501,141
Enviri Corp., 5.75%, 07/31/27
(d)
......... 485 484,282
Ford Foundation (The)
Series 2020 , 2.42% , 06/01/50 ......... 795 467,657
Series 2020 , 2.82% , 06/01/70 ......... 685 379,513
Garda World Security Corp.
(d)
7.75% , 02/15/28 .................. 605 615,199
6.00% , 06/01/29 .................. 520 509,712
6.50% , 01/15/31 .................. 210 214,547
8.25% , 08/01/32 .................. 605 618,837
8.38% , 11/15/32 .................. 905 933,551
GEO Group, Inc. (The)
8.63% , 04/15/29 .................. 675 702,181
10.25% , 04/15/31 ................. 651 698,720
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(d)
..................... 965 949,691
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 .................. 790 771,404
3.50% , 09/01/28 .................. 760 741,841
4.75% , 06/15/29 .................. 795 785,676
4.38% , 08/15/29 .................. 625 610,356
6.75% , 01/15/31 .................. 1,045 1,083,263
HNI Corp., 5.13%, 01/18/29
(d)
.......... 471 464,805
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 475 477,846
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(d) (f)
........... 250 267,755
Madison IAQ LLC
(d)
4.13% , 06/30/28 .................. 760 749,168
5.88% , 06/30/29 .................. 1,085 1,082,546
Nature Conservancy (The), Series A, 3.96%,
03/01/52 ...................... 400 310,990
NongHyup Bank
(e)
4.25% , 07/06/27 .................. 200 199,889
4.88% , 07/03/28 .................. 600 607,385
4.75% , 07/22/29 .................. 400 404,280
4.38% , 07/21/30 .................. 200 200,198
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 .................. 385 385,010
7.25% , 03/15/29 .................. 390 391,932

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(d)
..................... USD 1,050 $ 1,027,980
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
..................... 1,335 1,321,797
RELX Capital, Inc.
4.00% , 03/18/29 .................. 1,393 1,375,038
4.75% , 03/27/30 .................. 630 634,696
3.00% , 05/22/30 .................. 719 677,875
4.75% , 05/20/32 .................. 155 155,118
5.25% , 03/27/35 .................. 220 221,930
Republic Services, Inc.
3.38% , 11/15/27 .................. 813 803,839
3.95% , 05/15/28 .................. 1,005 999,537
4.88% , 04/01/29 .................. 1,050 1,065,432
5.00% , 11/15/29 .................. 495 505,000
2.30% , 03/01/30 .................. 869 802,574
4.75% , 07/15/30 .................. 430 434,739
1.45% , 02/15/31 .................. 985 855,102
1.75% , 02/15/32 .................. 930 797,263
2.38% , 03/15/33 .................. 635 549,472
5.00% , 12/15/33 .................. 630 639,785
5.00% , 04/01/34 .................. 665 670,455
5.20% , 11/15/34 .................. 525 535,345
5.15% , 03/15/35 .................. 315 320,544
6.20% , 03/01/40 .................. 270 293,148
5.70% , 05/15/41 .................. 493 508,704
3.05% , 03/01/50 .................. 673 443,414
Reworld Holding Corp., 4.88%, 12/01/29
(d)
... 735 703,048
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 ................. 884 527,321
Rollins, Inc., 5.25%, 02/24/35 .......... 240 239,735
RR Donnelley & Sons Co.
(d)
8.50% , 04/15/29 .................. 150 150,796
9.50% , 08/01/29 .................. 960 990,321
10.88% , 08/01/29 ................. 510 524,095
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(d) (f)
516 501,336
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c) (d) (f)
.......... 454 802,370
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(d)
..................... 1,005 1,031,423
Veralto Corp.
5.35% , 09/18/28 .................. 895 911,720
5.45% , 09/18/33 .................. 770 788,153
Veritiv Operating Co., 10.50%, 11/30/30
(d)
... 1,005 1,060,121
VM Consolidated, Inc., 5.50%, 04/15/29
(d)
... 379 370,569
Waste Connections, Inc.
4.25% , 12/01/28 .................. 520 519,794
3.50% , 05/01/29 .................. 1,162 1,139,717
2.60% , 02/01/30 .................. 457 430,078
2.20% , 01/15/32 .................. 760 667,101
3.20% , 06/01/32 .................. 595 549,271
4.20% , 01/15/33 .................. 740 713,310
5.00% , 03/01/34 .................. 680 683,186
5.25% , 09/01/35 .................. 620 630,591
4.80% , 07/15/36 .................. 375 367,017
3.05% , 04/01/50 .................. 625 410,303
2.95% , 01/15/52 .................. 895 564,503
Waste Management, Inc.
4.95% , 07/03/27 .................. 400 403,640
3.15% , 11/15/27 .................. 967 953,057
1.15% , 03/15/28 .................. 703 665,040
4.50% , 03/15/28 .................. 1,180 1,187,942
3.88% , 01/15/29 .................. 560 554,145
4.88% , 02/15/29 .................. 750 761,531
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.00% , 06/01/29 .................. USD 583 $ 544,081
4.63% , 02/15/30 .................. 1,070 1,078,808
4.65% , 03/15/30 .................. 835 841,826
1.50% , 03/15/31 .................. 1,325 1,152,457
4.95% , 07/03/31 .................. 420 428,752
4.80% , 03/15/32 .................. 845 854,502
4.15% , 04/15/32 .................. 930 911,529
4.63% , 02/15/33 .................. 620 619,294
4.88% , 02/15/34 .................. 1,375 1,387,332
4.95% , 03/15/35 .................. 1,565 1,565,542
2.95% , 06/01/41 .................. 820 611,146
4.10% , 03/01/45 .................. 505 417,516
4.15% , 07/15/49 .................. 479 386,312
2.50% , 11/15/50 .................. 454 269,759
5.35% , 10/15/54 .................. 1,185 1,127,905
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
.... 810 825,104
West Technology Group LLC, 8.50%,
04/10/27
(d)
..................... 448 5,054
Williams Scotsman, Inc.
(d)
4.63% , 08/15/28 .................. 530 523,896
6.63% , 06/15/29 .................. 550 564,427
6.63% , 04/15/30 .................. 200 205,910
7.38% , 10/01/31 .................. 340 353,798
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(d)
..................... 135 78,807
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
.. 530 546,384
86,368,874
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(d)
......... 450 431,527
Cisco Systems, Inc.
4.55% , 02/24/28 .................. 945 954,069
4.85% , 02/26/29 .................. 1,810 1,839,363
4.75% , 02/24/30 .................. 1,175 1,193,625
4.95% , 02/26/31 .................. 2,375 2,430,661
4.95% , 02/24/32 .................. 1,055 1,076,214
5.05% , 02/26/34 .................. 2,345 2,374,229
5.10% , 02/24/35 .................. 1,195 1,209,894
5.90% , 02/15/39 .................. 2,205 2,331,099
5.50% , 01/15/40 .................. 1,934 1,970,930
5.30% , 02/26/54 .................. 2,300 2,151,407
5.50% , 02/24/55 .................. 890 857,309
5.35% , 02/26/64 .................. 940 865,524
Juniper Networks, Inc.
3.75% , 08/15/29 .................. 922 897,300
2.00% , 12/10/30 .................. 760 667,276
5.95% , 03/15/41 .................. 554 546,172
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 1,301 1,305,087
5.00% , 04/15/29 .................. 465 470,832
4.60% , 05/23/29 .................. 1,080 1,080,307
4.85% , 08/15/30 .................. 445 448,718
2.30% , 11/15/30 .................. 982 886,264
2.75% , 05/24/31 .................. 1,115 1,015,766
5.60% , 06/01/32 .................. 685 709,397
5.20% , 08/15/32 .................. 350 355,067
5.40% , 04/15/34 .................. 505 510,908
5.55% , 08/15/35 .................. 635 648,468
5.50% , 09/01/44 .................. 571 543,365
Nokia OYJ
4.38% , 06/12/27 .................. 586 584,481
6.63% , 05/15/39 .................. 650 686,011
Viasat, Inc.
(d)
5.63% , 04/15/27 .................. 600 599,227
6.50% , 07/15/28 .................. 465 463,366

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
7.50% , 05/30/31 .................. USD 770 $ 771,686
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 425 404,688
Xiaomi Best Time International Ltd.
(e)
3.38% , 04/29/30 .................. 800 764,626
2.88% , 07/14/31 .................. 400 366,770
4.10% , 07/14/51 .................. 600 457,771
34,869,404
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(d)
........... 1,170 1,181,322
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(c) (e)
.................... 600 622,888
Arcosa, Inc.
(d)
4.38% , 04/15/29 .................. 399 388,714
6.88% , 08/15/32 .................. 640 664,902
Artera Services LLC, 8.50%, 02/15/31
(c) (d)
... 615 529,679
ASG Finance DAC, 9.75%, 05/15/29
(d)
..... 400 310,704
ATP Tower Holdings, 7.88%, 02/03/30
(e)
.... 500 511,444
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e) (j)
.................... 511 421,138
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 1,385 1,277,786
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(d)
............. 415 422,081
Cellnex Finance Co. SA, 3.88%, 07/07/41
(d)
.. 650 512,450
Chouzhou International Investment Ltd.
(e)
4.80% , 01/15/28 .................. 400 402,492
4.15% , 09/24/28 .................. 600 597,887
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(d)
..................... 640 680,456
CSCEC Finance Cayman II Ltd., 3.50%,
07/05/27
(e)
..................... 400 395,997
Delhi International Airport Ltd., 6.45%,
06/04/29
(e)
..................... 600 620,041
Dianjian Haiyu Ltd., 4.30%, 09/10/27
(e)
..... 400 399,359
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 515 503,003
Fluor Corp., 4.25%, 09/15/28 ........... 584 578,379
Global Infrastructure Solutions, Inc.
(d)
5.63% , 06/01/29 .................. 395 394,442
7.50% , 04/15/32 .................. 320 338,052
Hongkong International Qingdao Co. Ltd.
(e)
5.75% , 09/12/27 .................. 600 608,323
5.40% , 04/09/28 .................. 800 810,186
HTA Group Ltd.
7.50% , 06/04/29
(e)
................. 1,000 1,029,512
6.75% , 04/01/31
(c) (d)
................ 400 406,159
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 800 820,538
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(d)
..................... 340 241,161
MasTec, Inc.
4.50% , 08/15/28
(d)
................. 1,235 1,227,938
5.90% , 06/15/29 .................. 525 540,969
Mexico City Airport Trust
(e)
3.88% , 04/30/28 .................. 400 394,849
5.50% , 10/31/46 .................. 600 522,227
5.50% , 07/31/47 .................. 2,200 1,907,326
Quanta Services, Inc.
4.75% , 08/09/27 .................. 450 451,915
4.30% , 08/09/28 .................. 510 509,151
2.90% , 10/01/30 .................. 1,085 1,010,798
4.50% , 01/15/31 .................. 620 615,689
2.35% , 01/15/32 .................. 730 640,289
5.25% , 08/09/34 .................. 710 718,435
5.10% , 08/09/35 .................. 440 438,427
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
3.05% , 10/01/41 .................. USD 470 $ 343,601
Railworks Holdings LP, 8.25%, 11/15/28
(d)
... 340 340,196
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%
(e) (g) (h)
............... 200 201,226
Sobha Sukuk Ltd., 8.00%, 02/19/29
(e)
...... 400 392,968
Ste Transcore Holdings, Inc.
(d)
3.38% , 05/05/27 .................. 600 594,954
3.75% , 05/05/32 .................. 400 384,836
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 400 359,948
Taizhou Urban Construction & Investment
Development Group Co. Ltd., 5.45%,
07/11/27
(e)
..................... 200 201,678
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 415 452,486
Valmont Industries, Inc.
5.00% , 10/01/44 .................. 734 651,787
5.25% , 10/01/54 .................. 250 226,597
Vinci SA, 3.75%, 04/10/29
(d)
........... 540 529,933
Weekley Homes LLC
(d)
4.88% , 09/15/28 .................. 440 430,258
6.75% , 01/15/34 .................. 450 444,591
WSP Global, Inc.
(d)
5.04% , 09/18/31 .................. 1,225 1,218,816
5.71% , 09/18/36 .................. 1,225 1,216,616
YI Bright International Ltd., 6.68%, 06/20/27
(e)
400 408,081
Yongda Investment Ltd., 4.60%, 06/03/28
(e)
.. 600 601,273
Zhengzhou Urban Construction Investment
Group Co. Ltd., 4.90%, 06/27/28
(e)
...... 400 403,064
34,050,017
Construction Materials — 0.0%
Cemex SAB de CV
(c)(e)
5.45% , 11/19/29 .................. 800 807,635
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
7.20%
(g) (h)
..................... 955 988,141
5.20% , 09/17/30 .................. 600 602,578
3.88% , 07/11/31 .................. 1,300 1,229,357
CRH America, Inc., 5.13%, 05/18/45
(d)
..... 640 585,148
Eagle Materials, Inc.
2.50% , 07/01/31 .................. 920 822,712
5.00% , 03/15/36 .................. 430 412,554
GCC SAB de CV, 3.61%, 04/20/32
(e)
...... 600 551,227
Inversiones CMPC SA
(e)
3.85% , 01/13/30
(c)
................. 400 376,158
3.00% , 04/06/31 .................. 400 353,099
6.13% , 06/23/33
(c)
................. 1,000 1,009,868
6.13% , 02/26/34 .................. 400 403,802
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 6.70% ,
12/09/57
(g)
.................... 400 399,594
Knife River Corp., 7.75%, 05/01/31
(d)
...... 445 462,578
Martin Marietta Materials, Inc.
3.45% , 06/01/27 .................. 570 564,561
3.50% , 12/15/27 .................. 624 615,525
Series CB , 2.50% , 03/15/30 .......... 685 634,484
2.40% , 07/15/31 .................. 1,045 932,529
5.15% , 12/01/34 .................. 350 351,507
4.25% , 12/15/47 .................. 840 673,080
3.20% , 07/15/51 .................. 1,110 721,448
5.50% , 12/01/54 .................. 460 434,018
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 364,693
Vulcan Materials Co.
4.95% , 12/01/29 .................. 530 538,467

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
3.50% , 06/01/30 .................. USD 910 $ 873,823
5.35% , 12/01/34 .................. 650 662,039
4.50% , 06/15/47 .................. 604 504,650
4.70% , 03/01/48 .................. 1,037 883,566
5.70% , 12/01/54 .................. 635 618,852
18,377,693
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.65% , 07/21/27 .................. 1,181 1,169,131
4.63% , 10/15/27 .................. 827 828,229
3.88% , 01/23/28 .................. 678 670,857
4.88% , 04/01/28 .................. 515 517,974
5.75% , 06/06/28 .................. 965 987,507
3.00% , 10/29/28 .................. 3,716 3,580,029
5.10% , 01/19/29 .................. 1,200 1,214,351
4.13% , 02/28/29 .................. 300 296,042
4.63% , 09/10/29 .................. 835 833,531
6.15% , 09/30/30 .................. 750 787,372
4.38% , 11/15/30 .................. 325 319,059
5.38% , 12/15/31 .................. 500 510,103
3.30% , 01/30/32 .................. 4,075 3,727,063
4.75% , 01/15/33 .................. 300 293,126
3.40% , 10/29/33 .................. 1,230 1,093,139
5.30% , 01/19/34 .................. 865 863,685
4.95% , 09/10/34 .................. 1,135 1,105,267
5.00% , 11/15/35 .................. 430 415,592
3.85% , 10/29/41 .................. 1,355 1,088,636
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95% ,
03/10/55
(g)
.................... 855 885,746
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(d)
630 637,865
Ally Financial, Inc.
4.75% , 06/09/27 .................. 780 782,279
7.10% , 11/15/27 .................. 910 942,426
2.20% , 11/02/28 .................. 940 887,249
(SOFR Index + 1.96%), 5.74% , 05/15/29
(g)
390 396,016
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(g)
430 447,216
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(g)
910 949,721
(SOFR Index + 1.73%), 5.54% , 01/17/31
(g)
475 479,747
8.00% , 11/01/31 .................. 2,716 3,032,243
6.70% , 02/14/33
(c)
................. 535 552,172
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(g)
1,020 1,013,843
(1-day SOFR + 2.29%), 6.18% , 07/26/35
(g)
1,055 1,069,814
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(g)
.................... 510 503,074
American Express Co.
3.30% , 05/03/27 .................. 2,110 2,094,424
5.85% , 11/05/27 .................. 1,400 1,431,860
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(g)
805 811,592
(1-day SOFR + 0.58%), 4.01% , 02/09/29
(g)
1,625 1,613,899
(1-day SOFR + 1.26%), 4.73% , 04/25/29
(g)
1,580 1,588,569
4.05% , 05/03/29 .................. 1,885 1,877,948
(1-day SOFR + 0.81%), 4.35% , 07/20/29
(g)
1,740 1,736,575
(SOFR Index + 1.28%), 5.28% , 07/27/29
(g)
1,900 1,934,482
(SOFR Index + 1.09%), 5.53% , 04/25/30
(g)
1,855 1,907,874
(1-day SOFR + 0.81%), 4.44% , 05/03/30
(g)
1,350 1,348,010
(SOFR Index + 1.02%), 5.09% , 01/30/31
(g)
1,385 1,409,211
(1-day SOFR + 1.44%), 5.02% , 04/25/31
(g)
1,700 1,724,851
(1-day SOFR + 1.94%), 6.49% , 10/30/31
(g)
1,185 1,271,781
(1-day SOFR + 0.87%), 4.46% , 02/10/32
(g)
950 939,851
(1-day SOFR + 2.26%), 4.99% , 05/26/33
(g)
860 855,387
(1-day SOFR + 1.22%), 4.92% , 07/20/33
(g)
1,315 1,318,123
(1-day SOFR + 1.76%), 4.42% , 08/03/33
(g)
1,565 1,526,422
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(g)
USD 1,160 $ 1,164,328
(1-day SOFR at 0.00% Floor + 1.93%),
5.63% , 07/28/34
(g)
............... 625 637,614
(1-day SOFR + 1.63%), 5.92% , 04/25/35
(g)
830 861,308
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(g)
1,705 1,725,535
(SOFR Index + 1.32%), 5.44% , 01/30/36
(g)
1,345 1,371,422
(1-day SOFR + 1.79%), 5.67% , 04/25/36
(g)
1,700 1,763,740
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(g)
2,480 2,400,106
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.41% ,
02/08/41
(g)
.................... 100 99,463
4.05% , 12/03/42 .................. 2,260 1,880,855
American Express Credit Corp., 3.30%,
05/03/27 ...................... 880 873,125
American Honda Finance Corp.
4.55% , 07/09/27 .................. 275 275,321
4.90% , 07/09/27 .................. 425 427,237
4.45% , 10/22/27 .................. 650 649,718
4.70% , 01/12/28 .................. 495 496,331
3.50% , 02/15/28 .................. 966 948,934
4.55% , 03/03/28 .................. 675 675,028
2.00% , 03/24/28 .................. 690 658,408
Series A , 4.55% , 04/10/28 ............ 195 195,139
5.13% , 07/07/28 .................. 1,095 1,108,151
4.25% , 09/01/28 .................. 575 571,164
5.65% , 11/15/28 .................. 705 722,906
4.15% , 01/08/29 .................. 630 622,571
2.25% , 01/12/29 .................. 758 712,162
4.90% , 03/13/29 .................. 850 855,856
4.40% , 09/05/29 .................. 795 787,851
4.80% , 03/05/30 .................. 505 505,379
4.60% , 04/17/30 .................. 1,120 1,111,274
4.50% , 09/04/30 .................. 745 734,791
5.85% , 10/04/30 .................. 675 700,842
4.45% , 01/08/31 .................. 490 481,196
1.80% , 01/13/31 .................. 908 790,683
Series A , 4.90% , 04/10/31 ............ 375 374,413
5.05% , 07/10/31 .................. 900 904,566
4.85% , 10/23/31 .................. 815 811,186
5.15% , 07/09/32 .................. 445 446,205
Series A , 5.20% , 04/08/33 ............ 75 74,927
4.90% , 01/10/34 .................. 885 866,446
5.20% , 03/05/35 .................. 480 475,261
5.10% , 01/08/36 .................. 630 615,630
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 503,010
Atlanticus Holdings Corp., 9.75%, 09/01/30
(d)
. 420 415,870
Avation Group S Pte. Ltd., 8.50%, 05/15/31
(c) (d)
400 374,141
Avilease Capital Ltd., 4.75%, 11/12/30
(e)
.... 800 784,371
Avolon Holdings Funding Ltd.
(d)
2.53% , 11/18/27 .................. 1,028 995,897
4.95% , 01/15/28 .................. 600 602,277
2.75% , 02/21/28 .................. 850 820,596
6.38% , 05/04/28 .................. 875 900,768
5.75% , 03/01/29 .................. 1,195 1,221,704
4.20% , 04/15/29 .................. 555 545,033
5.75% , 11/15/29 .................. 1,110 1,136,656
5.15% , 01/15/30 .................. 605 607,818
5.38% , 05/30/30 .................. 585 592,233
4.90% , 10/10/30 .................. 160 159,039
4.70% , 01/30/31 .................. 765 751,927
4.95% , 10/15/32 .................. 545 531,640
4.85% , 04/01/33 .................. 535 516,141
Azorra Finance Ltd.
(d)
7.75% , 04/15/30 .................. 600 622,114

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.25% , 01/15/31 .................. USD 465 $ 475,749
6.25% , 02/15/34 .................. 375 360,930
BOC Aviation USA Corp.
(e)
4.75% , 01/14/28 .................. 200 201,386
5.75% , 11/09/28 .................. 600 619,930
5.00% , 01/17/29 .................. 600 609,705
5.25% , 01/14/30
(c)
................. 400 410,592
4.63% , 09/04/31 .................. 800 806,254
4.88% , 05/03/33
(c)
................. 600 608,056
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)
(SOFR Index + 0.68%), 4.34% , 06/26/27
(g)
800 801,140
5.00% , 06/26/27 .................. 400 402,190
(SOFR Index + 0.67%), 4.34% , 03/07/28
(g)
400 400,638
(SOFR Index + 0.77%), 4.44% , 03/07/30
(g)
400 401,490
Bread Financial Holdings, Inc.
(d)
6.75% , 05/15/31 .................. 480 490,496
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.30%), 8.38% ,
06/15/35
(g)
.................... 255 267,020
Capital One Financial Corp.
3.65% , 05/11/27 .................. 759 753,984
3.80% , 01/31/28 .................. 1,725 1,705,789
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(g)
1,980 1,988,856
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(g)
1,125 1,142,598
(1-day SOFR at 1.60% Floor + 2.64%),
6.31% , 06/08/29
(g)
............... 1,785 1,845,700
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(g)
950 975,880
(1-day SOFR + 1.79%), 3.27% , 03/01/30
(g)
1,370 1,320,633
(1-day SOFR + 2.60%), 5.25% , 07/26/30
(g)
745 755,411
(1-day SOFR + 1.56%), 5.46% , 07/26/30
(g)
995 1,015,597
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(g)
830 815,987
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(g)
1,525 1,683,177
(1-day SOFR + 1.15%), 4.72% , 01/30/32
(g)
725 715,628
(1-day SOFR + 1.34%), 2.36% , 07/29/32
(g)
1,235 1,064,209
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(g)
965 851,738
6.70% , 11/29/32 .................. 815 888,629
(1-day SOFR + 2.37%), 5.27% , 05/10/33
(g)
1,135 1,137,427
(1-day SOFR + 2.60%), 5.82% , 02/01/34
(g)
1,345 1,381,470
(1-day SOFR + 2.86%), 6.38% , 06/08/34
(g)
2,255 2,381,145
(SOFR Index + 3.37%), 7.96% , 11/02/34
(g)
1,095 1,263,029
(1-day SOFR + 2.26%), 6.05% , 02/01/35
(g)
805 834,567
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(g)
1,150 1,179,746
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(g)
1,935 1,970,325
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(g)
1,590 1,540,097
(1-day SOFR + 1.51%), 5.40% , 01/30/37
(g)
1,740 1,708,998
Caterpillar Financial Services Corp.
5.00% , 05/14/27 .................. 555 560,959
3.60% , 08/12/27 .................. 885 880,659
1.10% , 09/14/27 .................. 1,023 984,212
4.40% , 10/15/27 .................. 920 923,940
4.60% , 11/15/27 .................. 705 710,396
3.70% , 01/10/28 .................. 350 348,044
4.40% , 03/03/28 .................. 460 462,168
Series K , 4.10% , 08/15/28 ............ 660 659,837
3.95% , 11/14/28 .................. 1,115 1,109,536
3.75% , 02/23/29 .................. 540 533,364
4.85% , 02/27/29 .................. 1,005 1,021,244
4.38% , 08/16/29 .................. 905 907,518
4.70% , 11/15/29 .................. 820 831,557
4.80% , 01/08/30 .................. 445 455,003
4.15% , 01/08/31 .................. 380 376,598
CCB Shipping & Aviation Leasing Corp. Ltd.,
(SOFR Index + 0.62%), 4.29%, 09/17/28
(e) (g)
800 801,325
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
CDBL Funding 1
(e)
3.50% , 10/24/27 .................. USD 600 $ 591,477
4.25% , 02/11/31 .................. 400 396,275
CMB International Leasing Management Ltd.
(e)
(1-day SOFR + 0.76%), 4.43% , 06/04/27
(g)
600 601,240
2.75% , 08/12/30 .................. 400 373,008
2.88% , 02/04/31 .................. 400 372,165
Cobra AcquisitionCo LLC
(d)
6.38% , 11/01/29 .................. 411 358,544
12.25% , 11/01/29 ................. 270 275,316
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 .................. 605 631,668
6.63% , 03/15/30 .................. 380 378,640
DAE Sukuk Difc Ltd., 4.50%, 10/16/30
(e)
.... 600 579,161
Encore Capital Group, Inc.
(d)
9.25% , 04/01/29 .................. 650 680,242
8.50% , 05/15/30 .................. 500 532,754
6.63% , 04/15/31 .................. 385 391,395
Enova International, Inc.
(d)
11.25% , 12/15/28 ................. 405 427,856
9.13% , 08/01/29 .................. 550 575,767
EZCORP, Inc., 7.38%, 04/01/32
(d)
........ 155 164,717
FirstCash, Inc.
(d)
4.63% , 09/01/28 .................. 525 516,588
5.63% , 01/01/30 .................. 625 622,744
6.88% , 03/01/32 .................. 550 563,564
6.13% , 05/01/34 .................. 410 409,083
Ford Motor Credit Co. LLC
5.85% , 05/17/27 .................. 825 831,727
4.95% , 05/28/27 .................. 975 975,251
4.13% , 08/17/27 .................. 1,018 1,005,785
3.82% , 11/02/27 .................. 580 569,796
7.35% , 11/04/27 .................. 1,245 1,283,348
2.90% , 02/16/28 .................. 980 943,220
5.92% , 03/20/28 .................. 975 988,427
6.80% , 05/12/28 .................. 1,330 1,370,918
6.80% , 11/07/28 .................. 910 943,953
2.90% , 02/10/29 .................. 1,075 1,009,572
5.80% , 03/08/29 .................. 1,190 1,205,049
4.97% , 04/06/29 .................. 580 575,208
5.11% , 05/03/29 .................. 1,597 1,587,111
5.30% , 09/06/29 .................. 755 752,740
5.88% , 11/07/29 .................. 1,255 1,274,131
7.35% , 03/06/30 .................. 1,255 1,328,792
7.20% , 06/10/30 .................. 880 930,674
5.73% , 09/05/30 .................. 600 604,464
4.00% , 11/13/30 .................. 1,625 1,525,566
6.05% , 03/05/31 .................. 960 976,257
5.42% , 04/09/31 .................. 700 694,041
3.63% , 06/17/31 .................. 950 865,789
6.05% , 11/05/31 .................. 1,055 1,070,232
6.53% , 03/19/32 .................. 420 434,648
5.75% , 04/06/33 .................. 680 674,229
7.12% , 11/07/33 .................. 1,235 1,310,055
6.13% , 03/08/34 .................. 1,600 1,607,651
6.50% , 02/07/35
(c)
................. 1,050 1,071,440
5.87% , 10/31/35 .................. 1,000 974,660
Gabx Leasing LLC
(d)
4.63% , 04/15/31 .................. 225 222,204
5.30% , 04/15/36 .................. 375 370,541
General Motors Financial Co., Inc.
5.40% , 05/08/27 .................. 1,023 1,033,635
5.00% , 07/15/27 .................. 450 452,812
5.35% , 07/15/27 .................. 595 600,903
2.70% , 08/20/27 .................. 965 943,481

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.85% , 01/05/28 .................. USD 1,196 $ 1,185,094
6.00% , 01/09/28 .................. 990 1,011,697
5.05% , 04/04/28 .................. 1,495 1,508,220
2.40% , 04/10/28 .................. 1,357 1,304,577
5.80% , 06/23/28 .................. 1,125 1,151,976
2.40% , 10/15/28 .................. 1,430 1,359,015
4.20% , 10/27/28 .................. 795 788,392
5.80% , 01/07/29 .................. 1,100 1,131,761
5.65% , 01/17/29 .................. 543 555,611
4.30% , 04/06/29 .................. 1,415 1,401,373
4.75% , 04/06/29 .................. 525 526,332
5.55% , 07/15/29 .................. 1,295 1,327,189
4.90% , 10/06/29 .................. 825 830,226
5.35% , 01/07/30 .................. 755 769,966
5.85% , 04/06/30 .................. 1,040 1,078,842
3.60% , 06/21/30 .................. 1,165 1,112,765
5.45% , 07/15/30 .................. 630 645,341
2.35% , 01/08/31 .................. 1,135 1,015,803
4.60% , 01/08/31 .................. 475 469,365
5.75% , 02/08/31 .................. 1,340 1,385,359
2.70% , 06/10/31 .................. 1,575 1,417,575
5.60% , 06/18/31 .................. 780 801,855
3.10% , 01/12/32 .................. 885 799,554
5.63% , 04/04/32 .................. 445 456,451
6.40% , 01/09/33 .................. 1,110 1,180,494
6.10% , 01/07/34 .................. 1,435 1,497,745
5.95% , 04/04/34 .................. 1,265 1,308,710
5.45% , 09/06/34 .................. 935 935,646
5.90% , 01/07/35 .................. 775 794,793
6.15% , 07/15/35
(c)
................. 755 786,107
5.45% , 01/08/36
(c)
................. 190 188,639
GGAM Finance Ltd.
(d)
8.00% , 02/15/27 .................. 715 721,558
8.00% , 06/15/28 .................. 625 650,871
6.88% , 04/15/29 .................. 565 579,453
5.88% , 03/15/30 .................. 480 483,828
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
..................... 1,092 1,108,988
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 575 543,607
7.63% , 07/01/29
(c)
................. 610 546,331
6.88% , 05/15/30 .................. 410 346,830
7.38% , 10/01/30
(c)
................. 240 204,000
6.88% , 02/15/31
(c)
................. 425 353,094
Hyundai Capital Services, Inc.
(e)
3.63% , 08/29/27 .................. 400 395,353
5.25% , 01/22/28 .................. 400 404,309
5.13% , 02/05/29 .................. 600 607,038
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... 400 411,387
John Deere Capital Corp.
4.90% , 06/11/27 .................. 695 701,641
4.20% , 07/15/27 .................. 675 676,556
2.80% , 09/08/27 .................. 551 542,194
4.15% , 09/15/27 .................. 660 660,910
3.05% , 01/06/28 .................. 507 498,689
4.65% , 01/07/28 .................. 545 550,072
4.75% , 01/20/28 .................. 830 839,525
4.90% , 03/03/28 .................. 1,084 1,099,017
1.50% , 03/06/28 .................. 1,128 1,076,315
Series I , 4.25% , 06/05/28 ............ 1,095 1,098,089
4.95% , 07/14/28 .................. 740 752,378
4.50% , 01/16/29 .................. 1,075 1,083,453
Series I , 4.13% , 01/18/29 ............ 345 344,324
3.45% , 03/07/29 .................. 887 869,892
Series I , 3.90% , 03/09/29 ............ 500 495,904
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.35% , 04/18/29 .................. USD 1,015 $ 990,079
4.85% , 06/11/29 .................. 765 777,858
2.80% , 07/18/29 .................. 520 497,390
4.85% , 10/11/29 .................. 980 1,003,376
2.45% , 01/09/30 .................. 495 464,425
Series I , 4.55% , 06/05/30 ............ 750 754,881
4.70% , 06/10/30 .................. 1,210 1,224,630
4.38% , 10/15/30 .................. 500 499,184
1.45% , 01/15/31 .................. 1,002 878,310
4.90% , 03/07/31 .................. 525 535,488
Series I , 4.20% , 03/10/31 ............ 325 321,613
Series I , 4.38% , 04/15/31 ............ 500 498,067
2.00% , 06/17/31 .................. 875 778,333
4.40% , 09/08/31 .................. 870 867,893
3.90% , 06/07/32 .................. 575 556,052
4.35% , 09/15/32 .................. 1,030 1,020,986
Series I , 5.15% , 09/08/33 ............ 520 535,062
5.10% , 04/11/34 .................. 880 895,737
Series MTN1 , 5.05% , 06/12/34 ........ 835 846,032
Kaspi.KZ JSC
6.25% , 03/26/30
(e)
................. 600 608,220
5.90% , 04/28/31
(d)
................. 600 598,386
KB Capital Co. Ltd., 4.25%, 10/01/30
(e)
..... 200 195,696
LFS Topco LLC, 8.75%, 07/15/30
(d)
....... 450 433,268
Macquarie Airfinance Holdings Ltd.
(d)
5.20% , 03/27/28 .................. 580 582,241
6.40% , 03/26/29 .................. 680 703,060
5.15% , 03/17/30 .................. 260 258,988
6.50% , 03/26/31 .................. 495 517,524
Mitsubishi HC Finance America LLC
(d)
5.81% , 09/12/28 .................. 465 477,246
5.15% , 10/24/29 .................. 385 390,351
4.56% , 01/14/31 .................. 400 395,891
5.66% , 02/28/33 .................. 585 602,704
Muthoot Finance Ltd.
(e)
7.13% , 02/14/28 .................. 1,000 1,015,208
6.38% , 04/23/29 .................. 800 804,513
6.38% , 03/02/30 .................. 800 806,333
Navient Corp.
5.00% , 03/15/27 .................. 695 689,704
4.88% , 03/15/28 .................. 525 513,094
5.50% , 03/15/29
(c)
................. 660 634,324
9.38% , 07/25/30 .................. 585 606,710
11.50% , 03/15/31 ................. 755 810,660
7.88% , 06/15/32 .................. 350 336,893
5.63% , 08/01/33 .................. 620 527,329
OneMain Finance Corp.
3.50% , 01/15/27 .................. 720 710,103
6.63% , 01/15/28 .................. 590 598,163
3.88% , 09/15/28 .................. 630 608,999
6.63% , 05/15/29 .................. 630 641,347
5.38% , 11/15/29 .................. 834 819,067
7.88% , 03/15/30 .................. 825 860,146
6.13% , 05/15/30 .................. 715 712,381
4.00% , 09/15/30 .................. 805 740,689
7.50% , 05/15/31 .................. 840 861,591
7.13% , 11/15/31 .................. 595 603,488
6.75% , 03/15/32 .................. 790 789,855
7.13% , 09/15/32 .................. 500 507,320
6.50% , 03/15/33 .................. 780 763,980
6.75% , 09/15/33 .................. 875 860,738
PACCAR Financial Corp.
5.00% , 05/13/27 .................. 625 631,154
4.25% , 06/23/27 .................. 375 376,023
4.45% , 08/06/27 .................. 465 467,689

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.60% , 01/10/28 .................. USD 480 $ 483,844
4.55% , 03/03/28 .................. 535 539,342
4.00% , 08/08/28 .................. 325 324,454
4.95% , 08/10/28 .................. 555 564,344
Series R , 4.00% , 11/07/28 ............ 400 398,315
4.60% , 01/31/29 .................. 905 916,004
Series R , 3.90% , 02/05/29 ........... 315 312,834
4.00% , 09/26/29 .................. 485 482,671
4.55% , 05/08/30 .................. 580 584,633
5.00% , 03/22/34 .................. 320 323,998
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(d)
750 769,402
PRA Group, Inc.
(d)
8.38% , 02/01/28 .................. 495 502,983
5.00% , 10/01/29 .................. 365 346,200
8.88% , 01/31/30 .................. 545 563,426
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
.... 624 609,604
Rfna LP, 7.88%, 02/15/30
(d)
............ 210 207,929
Shriram Finance Ltd., 6.15%, 04/03/28
(e)
.... 600 612,300
SLM Corp.
3.13% , 11/02/26 .................. 205 202,388
6.50% , 01/31/30 .................. 290 292,510
Soar Wise Ltd.
(e)
4.63% , 03/28/28 .................. 200 197,698
(SOFR Index + 0.83%), 4.49% , 03/28/30
(g)
1,200 1,171,609
Stellantis Financial Services US Corp.
(d)
4.95% , 09/15/28 .................. 800 797,163
5.40% , 09/15/30 .................. 825 815,135
Synchrony Financial
3.95% , 12/01/27 .................. 1,054 1,042,368
5.15% , 03/19/29 .................. 380 380,800
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(g)
130 129,965
(SOFR Index + 2.13%), 5.94% , 08/02/30
(g)
1,030 1,050,005
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(g)
1,030 1,032,616
2.88% , 10/28/31 .................. 1,017 893,957
(1-day SOFR + 1.53%), 4.95% , 02/25/32
(g)
420 410,225
7.25% , 02/02/33 .................. 780 810,093
(1-day SOFR + 2.07%), 6.00% , 07/29/36
(g)
955 950,095
Tata Capital Ltd., 5.39%, 07/21/28
(e)
....... 400 404,169
Toyota Motor Credit Corp.
4.50% , 05/14/27 .................. 825 828,608
1.15% , 08/13/27 .................. 360 347,020
4.55% , 09/20/27 .................. 1,065 1,071,390
4.35% , 10/08/27 .................. 990 993,341
5.45% , 11/10/27 .................. 900 917,093
3.05% , 01/11/28 .................. 604 593,352
Series B , 3.75% , 01/12/28 ............ 600 596,603
4.63% , 01/12/28 .................. 840 847,357
1.90% , 04/06/28 .................. 1,125 1,079,000
4.05% , 09/05/28 .................. 795 792,320
5.25% , 09/11/28 .................. 595 608,328
4.65% , 01/05/29 .................. 775 782,225
3.65% , 01/08/29 .................. 1,001 985,578
Series B , 4.05% , 03/13/29 ............ 825 819,413
5.05% , 05/16/29 .................. 755 770,517
4.45% , 06/29/29 .................. 1,190 1,193,594
4.55% , 08/09/29 .................. 1,135 1,141,262
4.95% , 01/09/30 .................. 505 513,825
2.15% , 02/13/30 .................. 932 858,732
3.38% , 04/01/30 .................. 1,331 1,280,050
4.80% , 05/15/30 .................. 775 784,710
4.55% , 05/17/30 .................. 625 627,544
5.55% , 11/20/30 .................. 840 875,671
1.65% , 01/10/31 .................. 700 615,811
Series B , 4.20% , 01/10/31 ............ 625 617,827
5.10% , 03/21/31 .................. 545 558,647
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.90% , 09/12/31 .................. USD 715 $ 624,054
4.60% , 10/10/31 .................. 910 910,920
2.40% , 01/13/32 .................. 130 115,636
4.65% , 09/03/32 .................. 680 676,561
4.70% , 01/12/33 .................. 925 923,023
Series B , 4.60% , 03/11/33 ............ 865 853,116
4.80% , 01/05/34 .................. 1,065 1,062,321
5.35% , 01/09/35 .................. 995 1,019,409
Series B , 4.80% , 01/11/36 ............ 600 589,164
TrueNoord Capital DAC, 8.75%, 03/01/30
(d)
.. 145 148,022
328,046,014
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(d)
1.30% , 02/10/28 .................. 1,335 1,263,577
1.80% , 02/10/31 .................. 1,130 983,652
2.50% , 02/10/41 .................. 597 400,294
2.80% , 02/10/51 .................. 1,857 1,076,892
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 787 837,733
Albertsons Cos., Inc.
(d)
6.50% , 02/15/28 .................. 755 763,930
3.50% , 03/15/29 .................. 1,204 1,148,991
4.88% , 02/15/30 .................. 1,180 1,155,007
5.50% , 03/31/31 .................. 670 666,656
5.63% , 03/31/32 .................. 1,205 1,190,295
6.25% , 03/15/33 .................. 545 549,004
5.75% , 03/31/34 .................. 1,615 1,574,293
Alimentation Couche-Tard, Inc.
(d)
3.55% , 07/26/27 .................. 935 924,853
4.15% , 09/29/28 .................. 610 605,672
2.95% , 01/25/30 .................. 1,118 1,053,588
5.27% , 02/12/34 .................. 1,070 1,078,696
5.08% , 09/29/35 .................. 515 509,001
3.44% , 05/13/41 .................. 780 615,034
4.50% , 07/26/47 .................. 475 389,650
3.80% , 01/25/50 .................. 854 622,062
3.63% , 05/13/51 .................. 480 336,106
5.62% , 02/12/54 .................. 720 689,864
C&S Group Enterprises LLC, 5.00%,
12/15/28
(c) (d)
.................... 434 401,918
Cencosud SA
5.95% , 05/28/31
(c) (e)
................ 800 831,148
5.75% , 04/15/36
(d)
................. 350 349,407
6.63% , 02/12/45
(c) (e)
................ 400 423,706
CK Hutchison International 20 Ltd.
(d)
2.50% , 05/08/30 .................. 855 793,665
3.38% , 05/08/50
(c)
................. 685 485,334
CK Hutchison International 21 Ltd.
(d)
2.50% , 04/15/31 .................. 680 618,315
3.13% , 04/15/41
(c)
................. 800 607,454
CK Hutchison International 23 Ltd.
(d)
4.75% , 04/21/28 .................. 605 608,900
4.88% , 04/21/33
(c)
................. 1,315 1,319,133
CK Hutchison International 24 II Ltd.
(d)
4.38% , 03/13/30 .................. 200 199,257
4.75% , 09/13/34 .................. 600 590,930
CK Hutchison International 24 Ltd.
(d)
5.38% , 04/26/29 .................. 800 820,468
5.50% , 04/26/34 .................. 1,100 1,137,497
CK Hutchison International 25 Ltd., 4.25%,
09/26/30
(d)
..................... 500 494,853
Costco Wholesale Corp.
3.00% , 05/18/27 .................. 902 893,789
1.38% , 06/20/27 .................. 1,268 1,231,666
1.60% , 04/20/30 .................. 2,017 1,826,600

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
1.75% , 04/20/32 .................. USD 1,214 $ 1,053,378
Dollar General Corp.
4.13% , 05/01/28 .................. 702 697,585
5.20% , 07/05/28 .................. 505 512,261
3.50% , 04/03/30 .................. 1,046 999,452
5.00% , 11/01/32 .................. 565 563,364
5.45% , 07/05/33 .................. 1,030 1,049,501
4.13% , 04/03/50 .................. 848 641,236
5.50% , 11/01/52 .................. 190 174,548
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 1,447 1,438,589
2.65% , 12/01/31 .................. 900 803,226
3.38% , 12/01/51 .................. 735 474,798
Ingles Markets, Inc., 4.00%, 06/15/31
(d)
..... 398 376,120
KeHE Distributors LLC
(d)
9.00% , 02/15/29 .................. 985 1,030,804
7.13% , 04/30/33 .................. 475 480,369
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 640 643,817
Kroger Co. (The)
3.70% , 08/01/27 .................. 882 875,253
4.50% , 01/15/29 .................. 894 895,856
2.20% , 05/01/30 .................. 720 658,531
1.70% , 01/15/31 .................. 840 736,788
7.50% , 04/01/31 .................. 410 460,224
5.00% , 09/15/34 .................. 2,675 2,640,942
6.90% , 04/15/38 .................. 509 574,491
5.40% , 07/15/40 .................. 528 515,048
5.00% , 04/15/42 .................. 400 367,963
5.15% , 08/01/43 .................. 601 554,354
3.88% , 10/15/46 .................. 690 520,140
4.45% , 02/01/47 .................. 917 749,297
4.65% , 01/15/48 .................. 688 574,981
5.40% , 01/15/49 .................. 725 673,316
3.95% , 01/15/50 .................. 1,127 837,374
5.50% , 09/15/54 .................. 1,770 1,639,931
5.65% , 09/15/64 .................. 1,450 1,345,978
Performance Food Group, Inc.
(d)
4.25% , 08/01/29 .................. 1,045 1,012,814
6.13% , 09/15/32 .................. 1,085 1,101,258
5.63% , 03/01/34 .................. 1,065 1,042,732
Safeway, Inc., 7.25%, 02/01/31 ......... 245 257,800
Sysco Corp.
3.25% , 07/15/27 .................. 913 899,904
5.75% , 01/17/29 .................. 1,115 1,147,018
2.40% , 02/15/30 .................. 455 418,938
5.95% , 04/01/30 .................. 1,080 1,123,435
5.10% , 09/23/30 .................. 325 328,845
4.40% , 07/25/31 .................. 530 517,940
2.45% , 12/14/31 .................. 755 665,519
6.00% , 01/17/34 .................. 515 542,067
5.40% , 03/23/35 .................. 580 581,608
5.38% , 09/21/35 .................. 575 573,787
4.95% , 03/25/36 .................. 750 720,394
6.60% , 04/01/40 .................. 460 492,805
4.85% , 10/01/45 .................. 855 730,138
4.50% , 04/01/46 .................. 730 592,558
4.45% , 03/15/48 .................. 625 498,467
3.30% , 02/15/50 .................. 410 268,236
6.60% , 04/01/50 .................. 1,022 1,065,900
3.15% , 12/14/51 .................. 475 295,345
Target Corp.
4.35% , 06/15/28 .................. 350 351,490
3.38% , 04/15/29 .................. 1,425 1,393,170
2.35% , 02/15/30 .................. 954 888,862
2.65% , 09/15/30 .................. 797 741,240
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.50% , 09/15/32
(c)
................. USD 930 $ 934,679
6.35% , 11/01/32 .................. 557 608,523
4.40% , 01/15/33 .................. 630 625,861
4.50% , 09/15/34 .................. 760 740,104
5.00% , 04/15/35
(c)
................. 555 556,886
5.25% , 02/15/36
(c)
................. 570 580,126
6.50% , 10/15/37 .................. 620 687,368
7.00% , 01/15/38 .................. 330 381,985
4.00% , 07/01/42 .................. 895 742,709
3.63% , 04/15/46 .................. 655 491,153
3.90% , 11/15/47 .................. 830 641,088
2.95% , 01/15/52 .................. 1,285 807,599
4.80% , 01/15/53
(c)
................. 1,345 1,178,207
Tesco plc, 6.15%, 11/15/37
(d)
........... 493 503,158
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
396 395,984
US Foods, Inc.
(d)
6.88% , 09/15/28 .................. 560 573,106
4.75% , 02/15/29 .................. 950 938,408
4.63% , 06/01/30 .................. 515 503,852
7.25% , 01/15/32 .................. 535 556,871
5.75% , 04/15/33 .................. 508 509,927
Walmart, Inc.
3.95% , 09/09/27 .................. 1,433 1,433,067
3.90% , 04/15/28 .................. 1,010 1,008,848
3.70% , 06/26/28 .................. 1,585 1,575,869
1.50% , 09/22/28 .................. 1,305 1,232,050
4.00% , 04/30/29 .................. 250 249,633
3.25% , 07/08/29 .................. 980 957,951
2.38% , 09/24/29 .................. 602 569,386
7.55% , 02/15/30 .................. 750 839,659
4.00% , 04/15/30 .................. 450 448,358
4.35% , 04/28/30 .................. 860 867,395
4.15% , 04/30/31 .................. 875 871,395
1.80% , 09/22/31 .................. 1,820 1,613,808
4.15% , 09/09/32 .................. 1,200 1,193,195
4.10% , 04/15/33 .................. 1,565 1,542,182
4.45% , 04/30/33 .................. 875 871,012
4.90% , 04/28/35 .................. 1,175 1,189,994
5.25% , 09/01/35 .................. 1,606 1,674,579
4.75% , 04/30/36 .................. 875 869,263
6.50% , 08/15/37 .................. 865 988,494
6.20% , 04/15/38 .................. 935 1,040,297
3.95% , 06/28/38 .................. 830 765,474
5.63% , 04/01/40 .................. 700 738,545
5.00% , 10/25/40 .................. 305 306,447
5.63% , 04/15/41 .................. 560 588,471
2.50% , 09/22/41 .................. 925 662,109
4.00% , 04/11/43 .................. 755 640,504
4.30% , 04/22/44 .................. 450 399,027
3.63% , 12/15/47 .................. 695 536,608
4.05% , 06/29/48 .................. 1,544 1,262,783
2.95% , 09/24/49 .................. 860 573,768
2.65% , 09/22/51 .................. 1,413 871,933
4.50% , 09/09/52 .................. 1,105 953,979
4.50% , 04/15/53
(c)
................. 1,505 1,300,480
119,474,832
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50% , 05/15/28 .................. 592 592,567
5.63% , 05/26/33 .................. 995 1,026,913
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 .................. 540 543,045
4.25% , 03/08/29 .................. 505 500,687
5.10% , 03/17/30 .................. 440 445,438

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
2.63% , 06/19/30 .................. USD 681 $ 629,164
2.69% , 05/25/31 .................. 885 802,361
5.50% , 03/17/35 .................. 415 420,757
5.13% , 03/12/36
(c)
................. 415 404,366
Amcor Group Finance plc, 5.45%, 05/23/29 .. 215 220,077
AptarGroup, Inc.
4.75% , 03/30/31 .................. 545 541,177
3.60% , 03/15/32 .................. 130 120,464
ARD Finance SA, 6.50%, 06/30/27
(d) (k)
..... —
(l)
—
Ardagh Group SA
(d)
9.50% , 12/01/30 .................. 727 771,449
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(f)
.................... 1,188 1,030,946
Ardagh Metal Packaging Finance USA LLC
(d)
3.25% , 09/01/28 .................. 565 540,358
4.00% , 09/01/29 .................. 1,035 966,875
6.25% , 01/30/31 .................. 390 392,816
Avery Dennison Corp.
4.88% , 12/06/28 .................. 785 792,995
2.65% , 04/30/30 .................. 750 695,456
2.25% , 02/15/32 .................. 715 622,569
5.75% , 03/15/33 .................. 515 535,681
Ball Corp.
6.00% , 06/15/29 .................. 900 915,566
2.88% , 08/15/30 .................. 1,176 1,071,108
3.13% , 09/15/31 .................. 805 729,645
5.50% , 09/15/33 .................. 865 866,658
Berry Global, Inc.
5.50% , 04/15/28 .................. 910 926,602
5.80% , 06/15/31 .................. 875 910,382
5.65% , 01/15/34 .................. 1,180 1,209,570
Canpack Group, Inc., 6.00%, 05/15/31
(d)
.... 500 500,055
Canpack SA, 3.88%, 11/15/29
(e)
......... 725 685,442
Cascades, Inc.
(d)
5.38% , 01/15/28 .................. 580 570,300
6.75% , 07/15/30 .................. 210 212,047
CCL Industries, Inc., 3.05%, 06/01/30
(d)
.... 910 852,171
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 .................. 655 644,482
6.88% , 01/15/30 .................. 555 543,862
8.75% , 04/15/30 .................. 1,100 997,874
6.75% , 04/15/32 .................. 1,160 1,090,665
Crown Americas LLC
5.25% , 04/01/30 .................. 520 521,602
5.88% , 06/01/33 .................. 560 564,047
Graphic Packaging International LLC
(d)
4.75% , 07/15/27 .................. 335 332,502
3.50% , 03/15/28 .................. 478 462,161
3.50% , 03/01/29 .................. 390 369,356
3.75% , 02/01/30
(c)
................. 425 396,634
6.38% , 07/15/32
(c)
................. 530 529,731
International Paper Co.
5.00% , 09/15/35 .................. 580 567,181
7.30% , 11/15/39 .................. 330 371,918
6.00% , 11/15/41 .................. 637 641,542
4.80% , 06/15/44 .................. 711 606,260
5.15% , 05/15/46 .................. 390 346,808
4.40% , 08/15/47 .................. 555 440,464
4.35% , 08/15/48 .................. 914 710,864
Iris Holding, Inc., 10.00%, 12/15/28
(c) (d)
..... 425 361,346
Klabin Austria GmbH
(c)(e)
5.75% , 04/03/29 .................. 600 606,597
3.20% , 01/12/31 .................. 600 542,579
7.00% , 04/03/49 .................. 850 868,561
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/30 .................. USD 2,510 $ 2,537,189
9.25% , 04/15/30 .................. 1,400 1,333,566
OI European Group BV, 4.75%, 02/15/30
(d)
.. 515 477,628
Owens-Brockway Glass Container, Inc.
(d)
6.63% , 05/13/27 .................. 605 605,207
7.25% , 05/15/31 .................. 720 688,757
7.38% , 06/01/32
(c)
................. 315 297,210
Packaging Corp. of America
3.40% , 12/15/27 .................. 769 757,464
3.00% , 12/15/29 .................. 668 635,055
5.70% , 12/01/33 .................. 325 337,761
5.20% , 08/15/35 .................. 300 299,139
4.05% , 12/15/49 .................. 770 584,661
3.05% , 10/01/51 .................. 525 330,159
Sealed Air Corp., 6.88%, 07/15/33
(d)
...... 460 449,650
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 560 550,342
Smurfit Kappa Treasury ULC
5.20% , 01/15/30 .................. 505 514,808
5.44% , 04/03/34 .................. 920 934,012
5.78% , 04/03/54 .................. 780 753,498
Smurfit Westrock Financing DAC
5.42% , 01/15/35 .................. 370 372,628
5.19% , 01/15/36 .................. 600 591,306
Sonoco Products Co.
4.60% , 09/01/29 .................. 245 244,522
3.13% , 05/01/30 .................. 815 767,823
2.85% , 02/01/32 .................. 650 584,326
5.00% , 09/01/34
(c)
................. 795 779,817
5.75% , 11/01/40 .................. 245 243,874
Sword Purchaser LLC
(d)
8.25% , 04/15/33 .................. 1,384 1,416,157
10.50% , 04/15/34 ................. 365 371,308
Toucan FinCo. Ltd., 9.50%, 05/15/30
(d)
..... 840 736,746
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(d)
590 591,931
TriMas Corp., 4.13%, 04/15/29
(d)
......... 405 388,872
Trivium Packaging Finance BV
(d)
8.25% , 07/15/30 .................. 257 268,568
12.25% , 01/15/31 ................. 435 474,336
WestRock MWV LLC
8.20% , 01/15/30 .................. 577 645,713
7.95% , 02/15/31 .................. 490 553,848
WRKCo, Inc.
4.00% , 03/15/28 .................. 580 575,922
3.90% , 06/01/28 .................. 550 543,672
4.90% , 03/15/29 .................. 838 844,803
4.20% , 06/01/32 .................. 562 539,007
3.00% , 06/15/33 .................. 584 512,790
58,696,818
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(d)
4.00% , 01/15/28 .................. 860 849,424
3.88% , 11/15/29 .................. 475 453,315
Dealer Tire LLC, 8.00%, 02/01/28
(d)
....... 520 516,290
Deyang Development Holdings Group Co. Ltd.,
4.29%, 10/28/28
(e)
................ 200 198,817
Ferguson Finance plc
(d)
4.50% , 10/24/28 .................. 929 927,308
3.25% , 06/02/30 .................. 580 546,479
4.65% , 04/20/32 .................. 390 382,866
Gates Corp., 6.88%, 07/01/29
(d)
......... 515 529,680
Genuine Parts Co.
6.50% , 11/01/28 .................. 785 813,380

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors (continued)
4.95% , 08/15/29 .................. USD 1,190 $ 1,188,349
1.88% , 11/01/30 .................. 957 830,013
2.75% , 02/01/32 .................. 610 531,123
6.88% , 11/01/33
(c)
................. 540 584,178
LKQ Corp.
5.75% , 06/15/28 .................. 720 732,261
6.25% , 06/15/33 .................. 465 482,897
RB Global Holdings, Inc.
(d)
6.75% , 03/15/28 .................. 655 664,228
7.75% , 03/15/31 .................. 883 916,640
Resideo Funding, Inc.
(d)
4.00% , 09/01/29 .................. 390 372,474
6.50% , 07/15/32 .................. 672 678,427
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(d)
505 495,838
Windsor Holdings III LLC, 8.50%, 06/15/30
(d)
. 835 873,145
13,567,132
Diversified Consumer Services — 0.1%
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 190 141,350
Belron UK Finance plc, 5.75%, 10/15/29
(d)
... 1,140 1,151,402
Brown University, Series A, 2.92%, 09/01/50 . 225 146,286
California Institute of Technology
4.32% , 08/01/45 .................. 295 255,124
4.70% , 11/01/2111 ................ 158 125,669
3.65% , 09/01/2119 ................ 311 193,657
Carriage Services, Inc., 4.25%, 05/15/29
(d)
.. 418 404,799
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 180 162,176
Champions Financing, Inc., 8.75%, 02/15/29
(d)
560 544,596
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 223 143,249
Cornell University
Series 2025 , 4.17% , 06/15/30 ......... 570 566,223
4.84% , 06/15/34 .................. 480 482,949
Series 2025 , 4.73% , 06/15/35 ......... 525 520,577
Duke University
Series 2020 , 2.68% , 10/01/44 ......... 430 316,974
Series 2020 , 2.76% , 10/01/50 ......... 290 183,189
Series 2020 , 2.83% , 10/01/55 ......... 424 261,732
Emory University
Series 2020 , 2.14% , 09/01/30 ......... 40 36,384
Series 2020 , 2.97% , 09/01/50 ......... 348 223,337
George Washington University (The)
Series 2014 , 4.30% , 09/15/44 ......... 325 270,039
4.87% , 09/15/45 .................. 355 322,211
Series 2018 , 4.13% , 09/15/48 ......... 692 552,422
Georgetown University (The)
Series B , 4.32% , 04/01/49 ............ 240 196,454
Series 20A , 2.94% , 04/01/50 .......... 217 138,625
Series A , 5.22% , 10/01/2118 .......... 260 223,629
Graham Holdings Co., 5.63%, 12/01/33
(d)
... 460 455,407
Grand Canyon University, 5.13%, 10/01/28 .. 385 381,936
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 160 130,939
Johns Hopkins University (The)
Series A , 4.71% , 07/01/32 ............ 415 418,175
Series 2013 , 4.08% , 07/01/53 ......... 295 234,556
Series A , 2.81% , 01/01/60 ............ 253 145,337
Leland Stanford Junior University (The)
1.29% , 06/01/27 .................. 281 273,019
Series 2025 , 4.15% , 08/01/30 ......... 520 518,368
4.68% , 03/01/35 .................. 500 496,944
3.65% , 05/01/48 .................. 420 322,476
2.41% , 06/01/50 .................. 470 276,801
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology
3.96% , 07/01/38 .................. USD 205 $ 187,126
Series F , 2.99% , 07/01/50 ............ 330 217,730
Series G , 2.29% , 07/01/51
(c)
.......... 451 251,627
3.07% , 04/01/52 .................. 472 311,719
5.62% , 06/01/55 .................. 135 136,530
5.60% , 07/01/2111 ................ 404 391,807
4.68% , 07/01/2114 ................ 1,338 1,089,616
3.89% , 07/01/2116 ................ 143 96,833
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(d)
................ 765 762,820
Northeastern University, Series 2020, 2.89%,
10/01/50
(c)
..................... 268 174,680
Northwestern University
4.94% , 12/01/35 .................. 475 476,308
4.64% , 12/01/44 .................. 548 510,732
Series 2020 , 2.64% , 12/01/50 ......... 253 154,358
Series 2017 , 3.66% , 12/01/57 ......... 369 264,936
President & Fellows of Harvard College
4.61% , 02/15/35
(c)
................. 1,145 1,135,274
6.50% , 01/15/39
(d)
................. 165 184,012
4.88% , 10/15/40 .................. 15 14,722
3.15% , 07/15/46 .................. 571 405,645
2.52% , 10/15/50 .................. 526 314,661
3.75% , 11/15/52 .................. 45 33,793
3.30% , 07/15/56 .................. 616 413,907
Rentokil Terminix Funding LLC
(d)
5.00% , 04/28/30 .................. 600 604,831
5.63% , 04/28/35 .................. 475 482,700
Rentokil Terminix Funding plc, 4.63%,
04/23/31
(d)
..................... 500 495,118
Service Corp. International
7.50% , 04/01/27 .................. 155 157,894
4.63% , 12/15/27 .................. 560 555,878
5.13% , 06/01/29 .................. 885 883,188
3.38% , 08/15/30 .................. 825 768,564
4.00% , 05/15/31 .................. 865 816,694
5.75% , 10/15/32 .................. 900 907,743
Signal Parent, Inc., 6.13%, 04/01/29
(d)
..... 322 124,291
Sotheby's
(d)
5.88% , 06/01/29 .................. 320 305,466
8.25% , 04/15/31 .................. 765 743,318
StoneMor, Inc., 8.50%, 05/15/29
(d)
........ 400 394,589
Thomas Jefferson University, 3.85%, 11/01/57 272 192,146
Trustees of Boston College, 3.13%, 07/01/52 . 290 194,877
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35 ...................... 210 202,917
Trustees of Dartmouth College, 4.27%,
06/01/30 ...................... 185 184,607
Trustees of Princeton University (The)
4.65% , 07/01/30 .................. 90 91,143
5.70% , 03/01/39 .................. 347 365,612
Series 2020 , 2.52% , 07/01/50 ......... 408 249,158
4.20% , 03/01/52 .................. 220 179,311
Trustees of the University of Pennsylvania (The)
Series 2020 , 2.40% , 10/01/50 ......... 310 179,540
4.67% , 09/01/2112 ................ 30 23,944
3.61% , 02/15/2119 ................ 255 157,978
University of Chicago (The)
Series 20B , 2.76% , 04/01/45 .......... 85 66,657
Series C , 2.55% , 04/01/50 ........... 276 175,001
4.00% , 10/01/53 .................. 190 148,346
University of Miami, Series 2022, 4.06%,
04/01/52 ...................... 216 168,048

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
University of Notre Dame du Lac
Series 2015 , 3.44% , 02/15/45 ......... USD 304 $ 231,385
Series 2017 , 3.39% , 02/15/48 ......... 400 291,706
University of Southern California
3.03% , 10/01/39 .................. 763 624,487
Series 2017 , 3.84% , 10/01/47 ......... 483 378,259
2.81% , 10/01/50 .................. 115 71,838
Series 21A , 2.95% , 10/01/51 .......... 345 220,398
4.98% , 10/01/53 .................. 380 345,155
5.25% , 10/01/2111 ................ 255 229,312
Series A , 3.23% , 10/01/2120 .......... 208 115,148
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
.... 1,265 1,316,062
Washington University (The)
Series 2022 , 3.52% , 04/15/54 ......... 360 256,901
4.35% , 04/15/2122 ................ 124 92,132
William Marsh Rice University
3.57% , 05/15/45 .................. 335 261,158
3.77% , 05/15/55 .................. 295 220,610
Yale University
Series 2020 , 1.48% , 04/15/30 ......... 473 426,365
Series 2025 , 4.70% , 04/15/32 ......... 85 86,198
Series 2020 , 2.40% , 04/15/50 ......... 498 291,676
34,024,196
Diversified REITs — 0.2%
American Assets Trust LP
3.38% , 02/01/31 .................. 715 650,643
6.15% , 10/01/34 .................. 520 521,107
Broadstone Net Lease LLC
2.60% , 09/15/31 .................. 510 449,697
5.00% , 11/01/32 .................. 295 290,964
CFE Fibra E, 5.88%, 09/23/40
(e)
......... 789 783,412
Digital Realty Trust LP
3.70% , 08/15/27 .................. 1,055 1,044,957
5.55% , 01/15/28 .................. 940 956,211
4.45% , 07/15/28 .................. 788 786,767
3.60% , 07/01/29 .................. 1,169 1,137,364
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... 870 854,171
Equinix Europe 2 Financing Corp. LLC
4.60% , 11/15/30 .................. 845 839,124
4.70% , 03/15/33 .................. 1,135 1,110,695
5.50% , 06/15/34 .................. 765 779,655
Global Net Lease, Inc.
(d)
3.75% , 12/15/27 .................. 495 483,249
4.50% , 09/30/28 .................. 540 526,946
GLP Capital LP
5.75% , 06/01/28 .................. 913 925,021
5.30% , 01/15/29 .................. 862 868,011
4.00% , 01/15/30 .................. 735 705,913
4.00% , 01/15/31 .................. 900 851,678
3.25% , 01/15/32 .................. 620 554,854
5.25% , 02/15/33 .................. 360 354,477
6.75% , 12/01/33 .................. 260 275,500
5.63% , 09/15/34 .................. 485 481,606
5.63% , 03/01/36 .................. 360 353,160
5.75% , 11/01/37 .................. 490 479,859
6.25% , 09/15/54 .................. 485 476,676
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(d)
....... 845 815,826
Prologis Targeted US Logistics Fund LP
(d)
5.25% , 04/01/29 .................. 635 647,261
4.25% , 01/15/31 .................. 480 470,540
4.63% , 03/15/33 .................. 560 544,069
5.50% , 04/01/34 .................. 600 609,642
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.25% , 01/15/35 .................. USD 375 $ 374,831
4.75% , 01/15/36 .................. 465 445,282
Rayonier LP, 2.75%, 05/17/31 .......... 535 482,106
Safehold GL Holdings LLC
2.80% , 06/15/31
(c)
................. 885 801,894
2.85% , 01/15/32 .................. 190 170,067
6.10% , 04/01/34 .................. 355 373,708
5.65% , 01/15/35 .................. 330 335,616
Simon Property Group LP
3.38% , 06/15/27 .................. 649 643,069
3.38% , 12/01/27 .................. 749 739,033
1.75% , 02/01/28 .................. 1,251 1,198,808
2.45% , 09/13/29 .................. 1,725 1,618,670
2.65% , 07/15/30 .................. 980 910,896
4.38% , 10/01/30 .................. 410 407,347
4.30% , 01/15/31 .................. 475 468,117
2.20% , 02/01/31 .................. 950 854,874
2.25% , 01/15/32 .................. 720 631,406
2.65% , 02/01/32 .................. 765 684,114
5.50% , 03/08/33 .................. 655 678,944
6.25% , 01/15/34 .................. 670 721,177
4.75% , 09/26/34 .................. 635 621,157
5.13% , 10/01/35 .................. 675 676,098
6.75% , 02/01/40 .................. 507 568,948
4.75% , 03/15/42 .................. 694 625,376
4.25% , 10/01/44 .................. 587 485,208
4.25% , 11/30/46 .................. 665 540,349
3.25% , 09/13/49 .................. 1,215 823,389
3.80% , 07/15/50 .................. 655 484,885
5.85% , 03/08/53 .................. 600 597,751
6.65% , 01/15/54 .................. 415 457,924
Trust Fibra Uno
(e)
4.87% , 01/15/30 .................. 273 264,351
7.70% , 01/23/32 .................. 600 646,159
7.38% , 02/13/34 .................. 200 216,068
6.39% , 01/15/50 .................. 670 620,132
Uniti Group LP
(d)
4.75% , 04/15/28 .................. 510 508,287
6.50% , 02/15/29 .................. 1,065 1,045,780
6.00% , 01/15/30 .................. 790 763,558
Series Feb , 8.63% , 06/15/32 .......... 120 125,519
8.63% , 06/15/32 .................. 1,335 1,398,298
VICI Properties LP
4.50% , 01/15/28
(d)
................. 1,180 1,172,646
4.75% , 02/15/28 .................. 875 876,142
4.75% , 04/01/28 .................. 155 155,144
3.88% , 02/15/29
(d)
................. 915 890,529
4.63% , 12/01/29
(d)
................. 1,314 1,291,306
4.95% , 02/15/30 .................. 960 960,014
4.13% , 08/15/30
(d)
................. 485 465,304
5.13% , 11/15/31 .................. 495 493,544
5.13% , 05/15/32 .................. 1,336 1,324,292
5.75% , 04/01/34 .................. 185 187,786
5.63% , 04/01/35 .................. 875 878,239
5.63% , 05/15/52 .................. 980 888,266
6.13% , 04/01/54 .................. 465 451,071
Vornado Realty LP
3.40% , 06/01/31 .................. 390 354,072
5.75% , 02/01/33 .................. 450 450,452
WP Carey, Inc.
3.85% , 07/15/29 .................. 665 649,853
4.65% , 07/15/30 .................. 325 324,095
2.40% , 02/01/31 .................. 670 600,374
2.45% , 02/01/32 .................. 485 425,117
2.25% , 04/01/33 .................. 227 189,271

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.38% , 06/30/34 .................. USD 520 $ 523,302
58,189,070
Diversified Telecommunication Services — 1.1%
Altice Financing SA
(d)
9.63% , 07/15/27 .................. 380 294,491
5.00% , 01/15/28 .................. 1,200 888,672
5.75% , 08/15/29 .................. 1,983 1,458,961
Altice France SA
(d)
9.50% , 11/01/29 .................. 1,531 1,563,288
6.88% , 10/15/30 .................. 831 816,254
6.50% , 10/15/31 .................. 335 329,453
6.50% , 04/15/32 .................. 2,366 2,328,311
6.88% , 07/15/32 .................. 1,494 1,469,291
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(d)
. 2,340 2,319,724
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
.. 2,400 2,578,060
AT&T, Inc.
2.30% , 06/01/27 .................. 2,736 2,678,103
1.65% , 02/01/28 .................. 2,641 2,521,544
4.10% , 02/15/28 .................. 2,040 2,032,018
4.35% , 03/01/29 .................. 2,938 2,933,378
4.30% , 02/15/30 .................. 3,282 3,255,569
4.70% , 08/15/30 .................. 1,410 1,418,971
4.40% , 04/30/31 .................. 1,255 1,241,306
2.75% , 06/01/31 .................. 2,806 2,560,167
2.25% , 02/01/32 .................. 2,377 2,073,306
4.55% , 11/01/32 .................. 1,125 1,103,022
4.75% , 04/30/33
(c)
................. 1,705 1,682,122
2.55% , 12/01/33 .................. 3,828 3,233,234
5.40% , 02/15/34 .................. 2,700 2,748,426
4.50% , 05/15/35 .................. 2,460 2,326,595
5.38% , 08/15/35 .................. 1,550 1,560,286
4.90% , 11/01/35 .................. 1,600 1,554,794
5.13% , 04/30/36 .................. 1,400 1,374,924
5.25% , 10/30/36 .................. 1,200 1,185,087
5.25% , 03/01/37 .................. 1,200 1,184,216
4.90% , 08/15/37 .................. 850 811,389
6.30% , 01/15/38 .................. 400 421,796
6.55% , 02/15/39 .................. 365 394,681
4.85% , 03/01/39 .................. 945 875,590
6.00% , 08/15/40 .................. 410 417,955
5.35% , 09/01/40 .................. 710 684,077
6.38% , 03/01/41 .................. 652 686,294
3.50% , 06/01/41 .................. 2,764 2,128,464
5.55% , 08/15/41 .................. 800 772,211
5.15% , 03/15/42 .................. 446 406,448
4.30% , 12/15/42 .................. 1,385 1,139,298
3.10% , 02/01/43 .................. 625 446,169
4.65% , 06/01/44 .................. 584 492,316
4.80% , 06/15/44 .................. 742 634,599
4.35% , 06/15/45 .................. 1,020 816,941
4.85% , 07/15/45 .................. 436 376,008
5.55% , 11/01/45 .................. 1,255 1,174,691
5.85% , 04/30/46 .................. 1,625 1,566,648
4.75% , 05/15/46 .................. 2,100 1,761,956
5.15% , 11/15/46 .................. 775 688,606
5.65% , 02/15/47 .................. 975 924,247
5.45% , 03/01/47 .................. 567 519,822
4.50% , 03/09/48 .................. 1,760 1,408,632
4.55% , 03/09/49 .................. 1,025 815,503
5.15% , 02/15/50 .................. 876 759,470
3.65% , 06/01/51 .................. 3,054 2,071,100
3.30% , 02/01/52 .................. 1,005 632,670
3.50% , 09/15/53 .................. 7,212 4,670,410
5.70% , 11/01/54 .................. 1,840 1,706,230
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.55% , 09/15/55 .................. USD 7,277 $ 4,681,078
6.00% , 04/30/56 .................. 1,325 1,277,986
6.05% , 08/15/56 .................. 1,320 1,285,588
6.20% , 10/30/56 .................. 375 371,373
5.70% , 03/01/57 .................. 467 436,643
3.80% , 12/01/57 .................. 5,516 3,675,178
3.65% , 09/15/59 .................. 6,284 4,005,106
3.85% , 06/01/60 .................. 1,440 955,939
3.50% , 02/01/61 .................. 660 404,161
6.30% , 10/30/66 .................. 940 926,234
Bell Telephone Co. of Canada or Bell Canada
Series US-5 , 2.15% , 02/15/32
(c)
........ 545 472,034
5.10% , 05/11/33 .................. 1,175 1,176,621
5.20% , 02/15/34 .................. 680 682,581
4.46% , 04/01/48 .................. 1,211 976,181
4.30% , 07/29/49 .................. 344 270,075
Series US-4 , 3.65% , 03/17/51 ......... 571 402,691
Series US-6 , 3.20% , 02/15/52 ......... 165 106,485
3.65% , 08/15/52 .................. 650 444,830
5.55% , 02/15/54
(c)
................. 815 761,746
Black Pearl Compute LLC, 6.13%, 02/15/31
(d)
. 1,950 1,979,279
British Telecommunications plc
5.13% , 12/04/28 .................. 875 886,836
3.25% , 11/08/29
(d)
................. 1,235 1,182,062
9.63% , 12/15/30 .................. 2,572 3,067,478
4.25% , 11/08/49
(c) (d)
................ 567 446,936
CCO Holdings LLC
5.13% , 05/01/27
(d)
................. 882 881,928
5.00% , 02/01/28
(d)
................. 2,395 2,369,856
5.38% , 06/01/29
(d)
................. 1,610 1,585,483
6.38% , 09/01/29
(d)
................. 1,585 1,589,120
4.75% , 03/01/30
(d)
................. 3,025 2,867,912
4.50% , 08/15/30
(d)
................. 2,680 2,500,113
4.25% , 02/01/31
(d)
................. 2,913 2,643,877
7.38% , 03/01/31
(c) (d)
................ 1,117 1,128,452
4.75% , 02/01/32
(c) (d)
................ 1,275 1,141,663
4.50% , 05/01/32
(c)
................. 2,710 2,382,830
7.00% , 02/01/33
(d)
................. 2,150 2,120,376
4.50% , 06/01/33
(c) (d)
................ 1,740 1,494,565
4.25% , 01/15/34
(c) (d)
................ 1,948 1,633,180
7.38% , 02/01/36
(c) (d)
................ 1,435 1,407,027
Cipher Compute LLC, 7.13%, 11/15/30
(d)
.... 1,080 1,119,978
Comcast Corp.
3.15% , 02/15/28 .................. 1,625 1,593,122
3.55% , 05/01/28 .................. 165 162,573
4.15% , 10/15/28 .................. 470 468,221
4.55% , 01/15/29 .................. 355 356,895
5.10% , 06/01/29 .................. 120 122,496
2.65% , 02/01/30 .................. 2,269 2,122,684
3.40% , 04/01/30 .................. 1,273 1,221,714
4.25% , 10/15/30 .................. 1,635 1,613,354
1.95% , 01/15/31 .................. 2,064 1,830,448
1.50% , 02/15/31 .................. 1,784 1,546,105
4.95% , 05/15/32 .................. 670 674,585
5.50% , 11/15/32 .................. 1,314 1,362,959
4.25% , 01/15/33 .................. 1,666 1,604,935
4.65% , 02/15/33 .................. 1,150 1,136,231
7.05% , 03/15/33 .................. 831 931,418
4.80% , 05/15/33 .................. 1,080 1,072,619
5.30% , 06/01/34 .................. 1,180 1,194,883
4.20% , 08/15/34 .................. 1,247 1,170,155
5.30% , 05/15/35
(c)
................. 860 872,205
5.65% , 06/15/35 .................. 867 894,231
4.40% , 08/15/35 .................. 1,191 1,122,746
6.50% , 11/15/35 .................. 900 985,300

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.20% , 07/15/36 .................. USD 1,317 $ 1,100,167
5.17% , 01/15/37
(d)
................. 9,345 9,095,002
6.45% , 03/15/37 .................. 624 675,637
6.95% , 08/15/37 .................. 621 696,579
3.90% , 03/01/38 .................. 1,295 1,111,680
4.60% , 10/15/38 .................. 1,008 919,487
6.55% , 07/01/39 .................. 389 418,311
3.25% , 11/01/39 .................. 1,350 1,036,926
3.75% , 04/01/40 .................. 1,645 1,330,731
4.65% , 07/15/42 .................. 774 664,449
4.75% , 03/01/44 .................. 677 575,556
4.60% , 08/15/45 .................. 998 828,733
3.40% , 07/15/46 .................. 1,297 883,029
4.00% , 08/15/47 .................. 949 700,352
3.97% , 11/01/47 .................. 2,152 1,578,611
4.00% , 03/01/48 .................. 1,205 881,269
4.70% , 10/15/48 .................. 1,721 1,400,049
4.00% , 11/01/49 .................. 2,082 1,503,311
3.45% , 02/01/50 .................. 1,822 1,190,149
2.80% , 01/15/51 .................. 1,888 1,069,551
2.89% , 11/01/51 .................. 5,158 2,959,806
2.45% , 08/15/52 .................. 1,651 853,404
4.05% , 11/01/52 .................. 1,024 729,369
5.35% , 05/15/53 .................. 1,690 1,482,526
5.65% , 06/01/54
(c)
................. 1,795 1,637,986
6.05% , 05/15/55 .................. 1,155 1,133,776
2.94% , 11/01/56 .................. 6,025 3,317,017
4.95% , 10/15/58 .................. 1,434 1,164,380
2.65% , 08/15/62 .................. 1,278 623,865
2.99% , 11/01/63 .................. 3,464 1,820,905
5.50% , 05/15/64 .................. 1,215 1,058,417
Connect Holding II LLC, 10.50%, 04/03/31
(d)
. 2,015 2,052,460
Core Scientific Finance I LLC, 7.75%,
05/15/31
(d)
..................... 1,950 1,945,358
Deutsche Telekom AG, 3.63%, 01/21/50
(d)
... 1,545 1,091,100
Deutsche Telekom International Finance BV
4.38% , 06/21/28
(d)
................. 1,915 1,913,613
8.75% , 06/15/30 .................. 3,245 3,721,902
9.25% , 06/01/32 .................. 679 831,625
4.75% , 06/21/38
(d)
................. 485 458,972
4.88% , 03/06/42
(d)
................. 930 843,864
Edged Compute LLC, 7.50%, 04/30/31
(d)
.... 1,175 1,152,179
Embarq LLC, 8.00%, 06/01/36 .......... 1,160 321,040
Fibercop SpA
(d)
Series 2033 , 6.38% , 11/15/33 ......... 540 539,791
Series 2034 , 6.00% , 09/30/34 ......... 569 548,538
Series 2036 , 7.20% , 07/18/36 ......... 554 554,518
Series 2038 , 7.72% , 06/04/38 ......... 345 345,250
Flash Compute LLC, 7.25%, 12/31/30
(d)
.... 1,080 1,101,671
Frontier Communications Holdings LLC
5.00% , 05/01/28
(d)
................. 1,356 1,356,000
6.75% , 05/01/29
(d)
................. 1,010 1,010,000
5.88% , 11/01/29 .................. 745 749,093
6.00% , 01/15/30
(d)
................. 960 965,501
8.75% , 05/15/30
(d)
................. 970 993,051
Frontier Florida LLC, Series E, 6.86%,
02/01/28
(c)
..................... 335 345,921
Grupo Televisa SAB
6.63% , 01/15/40 .................. 650 564,824
5.00% , 05/13/45 .................. 595 397,631
6.13% , 01/31/46
(c)
................. 905 690,455
5.25% , 05/24/49
(c)
................. 695 463,652
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 384,769
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 600 549,612
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
IHS Holding Ltd.
(e)
6.25% , 11/29/28 .................. USD 600 $ 598,102
7.88% , 05/29/30 .................. 600 618,432
8.25% , 11/29/31 .................. 600 627,688
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 360 413,465
KT Corp.
(e)
4.13% , 02/02/28 .................. 400 398,062
4.38% , 01/03/29 .................. 600 598,862
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28
(c)
................. 405 393,942
3.63% , 01/15/29 .................. 220 209,307
3.75% , 07/15/29 .................. 495 467,250
6.88% , 06/30/33 .................. 2,005 2,070,708
7.00% , 03/31/34 .................. 2,365 2,458,723
8.50% , 01/15/36 .................. 1,955 2,096,978
Lumen Technologies, Inc.
4.50% , 01/15/29
(d)
................. 355 341,945
5.38% , 06/15/29
(d)
................. 275 265,852
Series P , 7.60% , 09/15/39 ............ 400 381,790
Series U , 7.65% , 03/15/42 ........... 250 233,113
Maya SAS, 7.00%, 04/15/32
(d)
.......... 865 878,482
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(d)
. 5,280 5,280,581
NBN Co. Ltd., 2.50%, 01/08/32
(d)
........ 530 474,302
Ooredoo International Finance Ltd.
3.88% , 01/31/28
(d)
................. 400 397,855
2.63% , 04/08/31
(e)
................. 1,400 1,281,280
4.63% , 10/10/34
(e)
................. 200 197,668
4.50% , 01/31/43
(d)
................. 600 539,722
Orange SA
4.00% , 01/13/29
(d)
................. 50 49,535
4.25% , 01/13/31
(d)
................. 2,220 2,177,647
9.00% , 03/01/31
(g)
................. 2,231 2,626,379
4.75% , 01/13/33
(d)
................. 2,000 1,974,798
5.00% , 01/13/36
(d)
................. 2,000 1,954,356
5.38% , 01/13/42 .................. 555 533,972
5.50% , 02/06/44 .................. 1,029 998,797
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(d)
..................... 1,615 1,600,810
PT Tower Bersama Infrastructure Tbk., 2.80%,
05/02/27
(e)
..................... 200 195,801
QTS Fayetteville I Dc1-2 LLC, 5.70%,
04/15/36
(d)
..................... 3,360 3,268,266
RD Michigan Property Owner I LLC, 7.50%,
03/30/45
(d)
..................... 12,395 12,410,712
Sable International Finance Ltd., 7.13%,
10/15/32
(c) (e)
.................... 1,000 997,629
Saudi Telecom Co., 3.89%, 05/13/29
(e)
..... 1,200 1,173,317
SE Cosmos LLC, 8.88%, 05/01/31
(d)
...... 500 497,500
SES AMERICOM, Inc., 5.30%, 03/25/44
(d)
... 519 405,189
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(d)
..................... 150 171,273
SingTel Group Treasury Pte. Ltd.
(e)
3.88% , 08/28/28 .................. 600 595,522
2.38% , 08/28/29 .................. 1,000 942,021
1.88% , 06/10/30 .................. 1,000 908,883
Sitios Latinoamerica SAB de CV
(e)
6.00% , 11/25/29 .................. 600 613,672
5.38% , 04/04/32 .................. 1,045 1,040,579
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 400 402,943
Sprint Capital Corp.
6.88% , 11/15/28 .................. 3,160 3,336,737
8.75% , 03/15/32 .................. 2,180 2,592,971
STC Sukuk Co. II Ltd.
(e)
4.49% , 01/15/31 .................. 800 790,050
5.08% , 01/15/36 .................. 1,200 1,190,852

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(d)
..................... USD 3,825 $ 3,763,327
Telecom Argentina SA
(e)
9.50% , 07/18/31 .................. 850 905,298
9.25% , 05/28/33 .................. 1,000 1,059,792
8.50% , 01/20/36 .................. 700 720,742
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 556 582,699
6.00% , 09/30/34 .................. 531 545,780
7.20% , 07/18/36 .................. 496 541,523
7.72% , 06/04/38 .................. 483 548,705
Telefonica Emisiones SA
7.05% , 06/20/36 .................. 2,086 2,302,126
4.67% , 03/06/38 .................. 416 376,662
5.21% , 03/08/47 .................. 2,661 2,325,910
4.90% , 03/06/48 .................. 1,150 957,540
5.52% , 03/01/49 .................. 1,128 1,020,482
TELUS Corp.
3.70% , 09/15/27 .................. 635 627,845
3.40% , 05/13/32 .................. 990 901,592
4.60% , 11/16/48 .................. 255 211,435
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.00% ,
10/15/55
(g)
.................... 845 874,596
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32
(e)
............... 870 813,919
TT Varlik Kiralama A/S, 6.50%, 10/30/30
(e)
... 600 598,698
Turk Telekomunikasyon A/S
(e)
7.38% , 05/20/29 .................. 400 411,157
6.95% , 10/07/32 .................. 600 598,699
Uniti Services LLC, 7.50%, 10/15/33
(d)
..... 1,250 1,317,007
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 2,792 2,681,667
4.33% , 09/21/28 .................. 3,442 3,444,106
3.88% , 02/08/29 .................. 1,355 1,340,057
4.02% , 12/03/29 .................. 3,928 3,873,523
3.15% , 03/22/30 .................. 1,502 1,430,602
1.50% , 09/18/30 .................. 1,440 1,268,145
1.68% , 10/30/30 .................. 951 839,813
7.75% , 12/01/30 .................. 765 860,760
1.75% , 01/20/31 .................. 2,210 1,943,365
2.55% , 03/21/31 .................. 3,548 3,225,823
2.36% , 03/15/32 .................. 4,417 3,862,595
4.75% , 01/15/33 .................. 1,845 1,821,948
5.05% , 05/09/33 .................. 705 712,945
4.50% , 08/10/33 .................. 2,298 2,229,485
6.40% , 09/15/33 .................. 520 563,116
4.40% , 11/01/34 .................. 2,099 1,993,187
4.78% , 02/15/35 .................. 2,200 2,134,664
5.25% , 04/02/35 .................. 2,110 2,110,360
5.85% , 09/15/35 .................. 610 639,467
4.27% , 01/15/36 .................. 1,085 1,001,433
5.00% , 01/15/36 .................. 3,175 3,099,555
5.25% , 03/16/37 .................. 1,455 1,435,704
5.40% , 07/02/37 .................. 2,558 2,545,741
4.81% , 03/15/39 .................. 1,373 1,275,483
2.65% , 11/20/40 .................. 3,145 2,201,873
3.40% , 03/22/41 .................. 3,710 2,846,176
2.85% , 09/03/41 .................. 1,200 844,727
4.75% , 11/01/41 .................. 709 635,866
3.85% , 11/01/42 .................. 945 749,240
6.55% , 09/15/43 .................. 954 1,020,867
5.75% , 11/30/45 .................. 1,950 1,896,511
4.13% , 08/15/46 .................. 1,038 819,283
4.86% , 08/21/46 .................. 2,277 1,975,658
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.50% , 03/16/47 .................. USD 735 $ 693,341
4.52% , 09/15/48 .................. 1,179 964,642
5.01% , 04/15/49 .................. 820 718,565
4.00% , 03/22/50 .................. 1,295 972,390
2.88% , 11/20/50 .................. 2,583 1,560,419
3.55% , 03/22/51 .................. 4,550 3,158,514
3.88% , 03/01/52 .................. 1,020 742,426
5.50% , 02/23/54
(c)
................. 980 921,824
5.01% , 08/21/54 .................. 730 627,203
4.67% , 03/15/55 .................. 757 612,214
5.88% , 11/30/55 .................. 3,365 3,248,382
2.99% , 10/30/56 .................. 3,290 1,916,263
3.00% , 11/20/60 .................. 1,855 1,052,449
3.70% , 03/22/61 .................. 3,308 2,182,041
6.00% , 11/30/65 .................. 1,260 1,213,882
Virgin Media Finance plc, 5.00%, 07/15/30
(d)
. 910 766,671
Virgin Media Secured Finance plc
(d)
5.50% , 05/15/29 .................. 1,111 1,073,255
4.50% , 08/15/30 .................. 1,005 894,039
Windstream Services LLC, 8.25%, 10/01/31
(d)
2,215 2,343,431
WULF Compute LLC, 7.75%, 10/15/30
(d)
.... 2,553 2,682,681
409,400,805
Electric Utilities — 2.0%
Acwa Power Management & Investments One
Ltd., 5.95%, 12/15/39
(e)
............. 362 363,262
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(e)
..................... 800 753,812
Adani Transmission Step-One Ltd., 4.25%,
05/21/36
(e)
..................... 333 301,816
ADM Elektrik Dagitim A/S, 9.50%, 02/05/31
(e)
. 600 589,818
AEP Texas, Inc.
3.95% , 06/01/28 .................. 145 143,524
5.45% , 05/15/29 .................. 690 707,254
Series I , 2.10% , 07/01/30 ............ 660 599,264
4.70% , 05/15/32 .................. 320 315,619
5.40% , 06/01/33 .................. 405 413,024
5.70% , 05/15/34 .................. 680 701,984
Series Q , 5.20% , 04/15/36 ........... 655 643,936
3.80% , 10/01/47 .................. 455 330,768
Series G , 4.15% , 05/01/49 ........... 320 240,631
Series H , 3.45% , 01/15/50 ........... 437 292,073
3.45% , 05/15/51 .................. 305 201,436
5.25% , 05/15/52 .................. 405 360,738
5.85% , 10/15/55 .................. 785 754,246
AEP Transmission Co. LLC
5.15% , 04/01/34 .................. 515 518,307
5.38% , 06/15/35 .................. 310 314,950
4.00% , 12/01/46 .................. 220 172,864
3.75% , 12/01/47 .................. 572 423,561
4.25% , 09/15/48 .................. 420 335,600
3.80% , 06/15/49 .................. 350 257,244
3.15% , 09/15/49 .................. 345 225,648
Series M , 3.65% , 04/01/50 ........... 670 484,308
Series N , 2.75% , 08/15/51 ........... 350 209,822
Series O , 4.50% , 06/15/52 ........... 725 594,991
5.40% , 03/15/53 .................. 846 795,446
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,307 1,230,204
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30
(e)
600 590,010
Alabama Power Co.
3.75% , 09/01/27 .................. 330 328,141
Series 20-A , 1.45% , 09/15/30 ......... 690 608,572
Series C , 4.30% , 03/15/31 ........... 510 504,863
3.05% , 03/15/32 .................. 290 266,934

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.94% , 09/01/32 .................. USD 660 $ 634,344
5.85% , 11/15/33 .................. 540 570,325
5.10% , 04/02/35 .................. 520 524,712
6.13% , 05/15/38 .................. 270 290,051
6.00% , 03/01/39 .................. 345 364,425
3.85% , 12/01/42 .................. 264 211,763
4.15% , 08/15/44 .................. 479 390,465
3.75% , 03/01/45 .................. 728 559,201
4.30% , 01/02/46 .................. 475 391,601
Series B , 3.70% , 12/01/47 ............ 567 418,712
Series A , 4.30% , 07/15/48 ............ 578 467,269
3.45% , 10/01/49 .................. 653 454,859
3.13% , 07/15/51 .................. 685 443,263
3.00% , 03/15/52 .................. 608 382,300
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,226 971,008
Alliant Energy Finance LLC
(d)
5.40% , 06/06/27 .................. 380 382,658
4.25% , 06/15/28 .................. 443 440,324
5.95% , 03/30/29 .................. 595 614,721
3.60% , 03/01/32 .................. 135 125,390
Alpha Generation LLC
(d)
6.75% , 10/15/32 .................. 1,007 1,030,407
6.25% , 01/15/34 .................. 720 714,637
American Electric Power Co., Inc.
5.75% , 11/01/27 .................. 620 630,837
3.20% , 11/13/27 .................. 595 584,205
Series J , 4.30% , 12/01/28 ............ 630 628,357
5.20% , 01/15/29 .................. 1,075 1,095,065
2.30% , 03/01/30 .................. 314 288,493
5.95% , 11/01/32 .................. 565 595,553
5.63% , 03/01/33 .................. 674 697,529
3.25% , 03/01/50 .................. 405 266,148
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95% ,
12/15/54
(g)
.................... 705 751,424
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05% ,
12/15/54
(g)
.................... 310 323,199
American Transmission Co. LLC, 5.75%,
04/01/56
(d)
..................... 20 19,627
American Transmission Systems, Inc.
(d)
2.65% , 01/15/32 .................. 735 659,040
5.00% , 09/01/44 .................. 585 528,100
Appalachian Power Co.
Series X , 3.30% , 06/01/27 ............ 255 252,022
Series AA , 2.70% , 04/01/31 ........... 585 532,746
Series BB , 4.50% , 08/01/32 ........... 735 720,651
5.65% , 04/01/34 .................. 335 345,098
7.00% , 04/01/38 .................. 575 640,337
4.40% , 05/15/44 .................. 360 295,266
4.45% , 06/01/45 .................. 325 266,016
Series Y , 4.50% , 03/01/49 ............ 305 245,032
Series Z , 3.70% , 05/01/50 ............ 390 275,371
Arizona Public Service Co.
2.95% , 09/15/27 .................. 475 465,071
2.60% , 08/15/29 .................. 654 614,638
2.20% , 12/15/31 .................. 520 453,629
6.35% , 12/15/32 .................. 475 507,282
5.55% , 08/01/33 .................. 545 560,247
5.70% , 08/15/34 .................. 570 589,749
5.10% , 03/15/36 .................. 475 467,710
5.05% , 09/01/41 .................. 452 422,154
4.50% , 04/01/42 .................. 331 286,080
4.35% , 11/15/45 .................. 798 643,160
3.75% , 05/15/46 .................. 470 348,737
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.20% , 08/15/48 .................. USD 512 $ 399,399
4.25% , 03/01/49 .................. 425 330,092
3.50% , 12/01/49 .................. 473 325,377
3.35% , 05/15/50 .................. 725 482,120
2.65% , 09/15/50 .................. 640 376,979
5.90% , 08/15/55 .................. 565 554,732
Atlantic City Electric Co.
4.00% , 10/15/28 .................. 508 504,118
2.30% , 03/15/31 .................. 620 557,869
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(e)
..................... 350 374,099
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(d)
. 490 487,708
Avangrid, Inc., 3.80%, 06/01/29 ......... 792 772,344
Axia Energia SA
(e)
4.63% , 02/04/30 .................. 800 769,361
6.50% , 01/11/35
(c)
................. 800 809,917
Baltimore Gas & Electric Co.
2.25% , 06/15/31 .................. 758 679,171
5.30% , 06/01/34 .................. 465 472,199
5.45% , 06/01/35 .................. 980 1,002,549
6.35% , 10/01/36 .................. 315 342,562
3.50% , 08/15/46 .................. 530 382,407
3.75% , 08/15/47 .................. 478 356,131
4.25% , 09/15/48 .................. 280 224,663
3.20% , 09/15/49 .................. 436 287,031
2.90% , 06/15/50 .................. 585 365,401
4.55% , 06/01/52 .................. 620 512,464
5.40% , 06/01/53 .................. 715 672,028
5.65% , 06/01/54 .................. 385 373,997
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(e)
..................... 595 636,327
California Buyer Ltd., 6.38%, 02/15/32
(d)
.... 990 984,969
Capital Power US Holdings, Inc.
(d)
5.26% , 06/01/28 .................. 95 95,666
6.19% , 06/01/35 .................. 100 103,179
Castle Peak Power Finance Co. Ltd.
(e)
3.25% , 07/25/27 .................. 400 395,143
2.20% , 06/22/30 .................. 200 183,647
2.13% , 03/03/31 .................. 400 360,312
Celeo Redes Operacion Chile SA, 5.20%,
06/22/47
(d)
..................... 365 337,146
CenterPoint Energy Houston Electric LLC
5.20% , 10/01/28 .................. 790 805,257
4.80% , 03/15/30 .................. 595 602,018
Series AE , 2.35% , 04/01/31 ........... 588 528,440
Series AG , 3.00% , 03/01/32 .......... 825 753,253
Series ai. , 4.45% , 10/01/32 ........... 405 399,088
Series K2 , 6.95% , 03/15/33 ........... 198 220,552
4.95% , 04/01/33 .................. 820 823,571
5.15% , 03/01/34 .................. 250 252,253
5.05% , 03/01/35 .................. 420 420,274
Series AQ , 4.95% , 08/15/35 .......... 385 381,161
Series AR , 4.85% , 04/01/36 ........... 250 244,926
3.55% , 08/01/42 .................. 540 421,729
4.50% , 04/01/44 .................. 695 600,714
3.95% , 03/01/48 .................. 473 366,942
Series AD , 2.90% , 07/01/50 ........... 493 309,581
Series AF , 3.35% , 04/01/51 ........... 835 569,037
Series AH , 3.60% , 03/01/52 ........... 545 387,418
Series AJ , 4.85% , 10/01/52 ........... 665 581,656
5.30% , 04/01/53 .................. 535 500,635
Central International Development BVI Ltd.,
5.10%, 08/19/27
(e)
................ 400 403,027
CGNPC International Ltd., 3.75%, 12/11/27
(e)
. 200 198,230
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e) (j)
296 271,817

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(g) (h)
..................... USD 400 $ 404,144
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.67%),
4.15%
(g) (h)
..................... 467 468,304
3.00% , 12/10/29 .................. 1,000 957,411
2.70% , 01/20/31 .................. 200 187,071
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 800 799,502
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%, 05/08/27
(e)
.. 400 396,907
Cleco Corporate Holdings LLC, 4.97%,
05/01/46 ...................... 440 371,334
Cleco Power LLC, 5.30%, 01/15/36
(d)
...... 280 277,619
Cleveland Electric Illuminating Co. (The)
3.50% , 04/01/28
(d)
................. 480 470,612
4.55% , 11/15/30
(d)
................. 450 442,630
5.95% , 12/15/36 .................. 400 413,473
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(e) (g) (h)
........ 200 206,575
CLP Power Hong Kong Financing Ltd.
(e)
3.38% , 10/26/27 .................. 800 790,144
2.13% , 06/30/30 .................. 600 550,597
2.25% , 07/21/31 .................. 200 180,712
Commonwealth Edison Co.
Series 122 , 2.95% , 08/15/27 .......... 805 793,231
3.70% , 08/15/28 .................. 760 751,163
2.20% , 03/01/30 .................. 592 544,175
Series 132 , 3.15% , 03/15/32 .......... 355 328,916
4.90% , 02/01/33 .................. 80 80,654
5.30% , 06/01/34 .................. 275 282,274
5.90% , 03/15/36 .................. 672 710,345
6.45% , 01/15/38 .................. 363 397,972
3.80% , 10/01/42 .................. 175 140,713
4.60% , 08/15/43 .................. 420 366,728
4.70% , 01/15/44 .................. 321 282,662
3.70% , 03/01/45 .................. 347 265,198
4.35% , 11/15/45 .................. 466 385,676
3.65% , 06/15/46 .................. 610 455,095
Series 123 , 3.75% , 08/15/47 .......... 683 508,755
4.00% , 03/01/48 .................. 790 613,099
4.00% , 03/01/49 .................. 478 364,963
Series 127 , 3.20% , 11/15/49 .......... 439 291,152
3.00% , 03/01/50 .................. 407 259,071
Series 130 , 3.13% , 03/15/51 .......... 710 458,838
Series 131 , 2.75% , 09/01/51 .......... 655 390,778
Series 133 , 3.85% , 03/15/52 .......... 395 289,746
5.30% , 02/01/53 .................. 495 459,526
5.65% , 06/01/54 .................. 335 324,985
5.95% , 06/01/55 .................. 605 611,474
Connecticut Light & Power Co. (The)
4.65% , 01/01/29 .................. 505 508,755
4.95% , 01/15/30 .................. 485 492,667
Series A , 2.05% , 07/01/31 ............ 595 526,121
4.90% , 07/01/33 .................. 485 487,377
4.95% , 08/15/34 .................. 525 523,121
4.30% , 04/15/44 .................. 655 548,253
Series A , 4.15% , 06/01/45 ............ 545 442,845
4.00% , 04/01/48 .................. 747 583,828
5.25% , 01/15/53 .................. 621 575,306
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Consorcio Transmantaro SA
(c)(e)
4.70% , 04/16/34 .................. USD 800 $ 779,093
5.20% , 04/11/38 .................. 400 391,508
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
..................... 564 582,101
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(d)
..................... 520 529,595
Dayton Power & Light Co. (The)
4.55% , 08/15/30 .................. 405 398,823
3.95% , 06/15/49 .................. 521 388,796
Dhafrah Pv2 Energy Co. LLC, 5.79%,
06/30/53
(e)
..................... 800 793,142
Dominion Energy South Carolina, Inc.
Series A , 2.30% , 12/01/31 ............ 475 421,449
6.63% , 02/01/32 .................. 341 373,704
5.30% , 05/15/33 .................. 585 600,305
Series 2025 , 5.30% , 01/15/35 ......... 515 525,471
6.05% , 01/15/38 .................. 294 311,155
5.45% , 02/01/41 .................. 410 404,734
4.60% , 06/15/43 .................. 379 332,164
6.25% , 10/15/53 .................. 510 535,371
5.10% , 06/01/65 .................. 495 433,396
DPL LLC, 4.35%, 04/15/29 ............ 485 469,302
DTE Electric Co.
4.25% , 05/14/27 .................. 35 35,105
Series A , 1.90% , 04/01/28 ............ 905 868,053
2.25% , 03/01/30 .................. 516 477,427
Series C , 2.63% , 03/01/31 ........... 473 434,967
Series A , 3.00% , 03/01/32 ............ 720 663,753
5.20% , 04/01/33 .................. 650 666,662
5.20% , 03/01/34 .................. 590 602,844
5.25% , 05/15/35 .................. 810 820,790
Series A , 4.85% , 03/01/36 ............ 535 522,836
Series A , 4.00% , 04/01/43 ............ 286 232,173
4.30% , 07/01/44 .................. 335 279,278
3.70% , 03/15/45 .................. 435 330,972
3.70% , 06/01/46 .................. 546 409,995
3.75% , 08/15/47 .................. 585 437,515
Series A , 4.05% , 05/15/48 ............ 643 501,203
3.95% , 03/01/49 .................. 872 668,527
2.95% , 03/01/50 .................. 737 472,792
Series B , 3.25% , 04/01/51 ............ 705 469,719
Series B , 3.65% , 03/01/52 ............ 483 347,024
5.40% , 04/01/53 .................. 705 666,161
5.85% , 05/15/55 .................. 545 545,104
Series B , 5.55% , 03/01/56 ............ 590 565,602
Duke Energy Carolinas LLC
3.95% , 11/15/28 .................. 865 857,834
Series A , 6.00% , 12/01/28 ............ 335 348,610
2.45% , 08/15/29 .................. 705 663,495
2.45% , 02/01/30 .................. 465 433,341
4.85% , 03/15/30 .................. 305 310,035
2.55% , 04/15/31 .................. 570 520,728
2.85% , 03/15/32 .................. 595 541,404
6.45% , 10/15/32 .................. 390 423,161
4.95% , 01/15/33 .................. 1,120 1,134,159
4.85% , 01/15/34 .................. 685 683,569
5.25% , 03/15/35 .................. 760 771,803
6.10% , 06/01/37 .................. 514 546,007
6.00% , 01/15/38 .................. 335 354,476
6.05% , 04/15/38 .................. 562 597,192
5.30% , 02/15/40 .................. 868 859,356
4.25% , 12/15/41 .................. 650 560,739
4.00% , 09/30/42 .................. 745 611,111
3.75% , 06/01/45 .................. 626 478,367

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.88% , 03/15/46 .................. USD 493 $ 379,850
3.70% , 12/01/47 .................. 658 486,505
3.95% , 03/15/48 .................. 545 418,076
3.20% , 08/15/49 .................. 795 530,056
3.45% , 04/15/51 .................. 560 387,239
3.55% , 03/15/52 .................. 583 408,754
5.35% , 01/15/53 .................. 860 803,292
5.40% , 01/15/54 .................. 963 906,692
Duke Energy Carolinas Nc Storm Funding II
LLC, Series A-1, 4.23%, 07/01/35 ...... 300 294,395
Duke Energy Corp.
3.15% , 08/15/27 .................. 930 917,515
5.00% , 12/08/27 .................. 683 690,179
4.30% , 03/15/28 .................. 1,150 1,148,228
4.85% , 01/05/29 .................. 390 393,883
3.40% , 06/15/29 .................. 260 252,124
2.45% , 06/01/30 .................. 847 780,985
2.55% , 06/15/31 .................. 980 885,151
4.50% , 08/15/32 .................. 1,195 1,177,328
5.75% , 09/15/33 .................. 600 626,922
5.45% , 06/15/34 .................. 730 746,555
4.95% , 09/15/35 .................. 1,185 1,159,383
3.30% , 06/15/41 .................. 738 556,227
4.80% , 12/15/45 .................. 661 566,382
3.75% , 09/01/46 .................. 1,386 1,020,174
3.95% , 08/15/47 .................. 526 392,433
4.20% , 06/15/49 .................. 588 447,935
3.50% , 06/15/51 .................. 778 520,420
5.00% , 08/15/52 .................. 1,150 981,605
6.10% , 09/15/53 .................. 760 757,039
5.80% , 06/15/54 .................. 550 525,777
5.70% , 09/15/55 .................. 1,415 1,333,050
Duke Energy Florida LLC
3.80% , 07/15/28 .................. 678 671,702
2.50% , 12/01/29 .................. 1,020 957,248
1.75% , 06/15/30 .................. 777 697,469
4.20% , 12/01/30 .................. 75 74,099
2.40% , 12/15/31 .................. 790 704,915
5.88% , 11/15/33 .................. 770 815,953
4.85% , 12/01/35 .................. 455 446,156
6.35% , 09/15/37 .................. 678 735,299
6.40% , 06/15/38 .................. 906 989,903
5.65% , 04/01/40 .................. 480 487,625
3.85% , 11/15/42 .................. 450 360,339
3.40% , 10/01/46 .................. 695 496,133
4.20% , 07/15/48 .................. 463 363,456
3.00% , 12/15/51 .................. 655 410,939
5.95% , 11/15/52 .................. 434 437,749
6.20% , 11/15/53 .................. 575 600,924
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(c)
........ 125 107,675
Duke Energy Indiana LLC
5.25% , 03/01/34 .................. 430 439,404
6.12% , 10/15/35 .................. 161 171,296
Series DDDD , 4.95% , 03/15/36 ........ 450 442,192
6.35% , 08/15/38 .................. 390 424,313
6.45% , 04/01/39 .................. 400 435,340
4.90% , 07/15/43 .................. 328 297,881
3.75% , 05/15/46 .................. 429 324,356
Series YYY , 3.25% , 10/01/49 .......... 606 407,483
2.75% , 04/01/50 .................. 475 287,241
5.40% , 04/01/53 .................. 450 418,092
5.90% , 05/15/55 .................. 330 328,968
Duke Energy Ohio, Inc.
3.65% , 02/01/29 .................. 728 715,278
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.13% , 06/01/30 .................. USD 673 $ 613,036
5.25% , 04/01/33 .................. 530 541,767
5.30% , 06/15/35 .................. 420 425,362
3.70% , 06/15/46 .................. 265 196,848
4.30% , 02/01/49 .................. 460 364,289
5.65% , 04/01/53 .................. 415 400,555
5.55% , 03/15/54 .................. 360 342,618
Duke Energy Progress LLC
3.70% , 09/01/28 .................. 255 252,205
3.45% , 03/15/29 .................. 655 640,350
2.00% , 08/15/31 .................. 540 476,485
3.40% , 04/01/32 .................. 440 411,670
5.25% , 03/15/33 .................. 415 425,803
5.10% , 03/15/34 .................. 525 532,876
5.05% , 03/15/35 .................. 705 707,100
6.30% , 04/01/38 .................. 355 381,445
4.10% , 05/15/42 .................. 478 397,903
4.10% , 03/15/43 .................. 375 308,857
4.38% , 03/30/44 .................. 326 273,628
4.15% , 12/01/44 .................. 485 393,183
4.20% , 08/15/45 .................. 724 587,718
3.70% , 10/15/46 .................. 568 423,409
3.60% , 09/15/47 .................. 427 309,696
2.50% , 08/15/50 .................. 747 425,724
2.90% , 08/15/51 .................. 345 211,612
4.00% , 04/01/52 .................. 415 312,639
5.35% , 03/15/53 .................. 565 525,129
5.55% , 03/15/55 .................. 565 541,062
Duquesne Light Holdings, Inc.
(d)
3.62% , 08/01/27
(c)
................. 343 339,029
2.53% , 10/01/30 .................. 590 534,409
2.78% , 01/07/32 .................. 145 127,898
Edison International
5.75% , 06/15/27 .................. 247 248,778
4.13% , 03/15/28 .................. 1,115 1,097,826
5.00% , 05/05/28 .................. 200 200,050
5.25% , 11/15/28 .................. 445 447,236
5.45% , 06/15/29 .................. 490 493,163
6.95% , 11/15/29 .................. 370 388,709
6.25% , 03/15/30 .................. 280 289,382
4.80% , 03/15/31 .................. 575 561,213
5.25% , 03/15/32 .................. 325 320,622
El Paso Electric Co.
6.00% , 05/15/35 .................. 445 453,431
5.00% , 12/01/44 .................. 342 294,553
Emera US Finance LLC
4.50% , 04/01/29 .................. 295 294,219
5.20% , 04/01/33 .................. 240 238,193
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.87%),
6.65% , 10/01/56
(g)
............... 400 401,135
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
6.85% , 10/01/56
(g)
............... 400 401,525
Emera US Finance LP
2.64% , 06/15/31 .................. 445 396,214
4.75% , 06/15/46 .................. 1,632 1,353,867
Empresa Distribuidora Y Comercializadora
Norte, 9.50%, 04/28/33
(d)
............ 600 592,531
Enel Chile SA, 4.88%, 06/12/28 ......... 1,126 1,135,157
Enel Finance America LLC, 2.88%, 07/12/41
(d)
1,185 829,801
Enel Finance International NV
(d)
3.63% , 05/25/27 .................. 625 620,255
4.63% , 06/15/27 .................. 1,045 1,047,072
3.50% , 04/06/28 .................. 1,510 1,481,786

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.13% , 07/12/28 .................. USD 1,040 $ 988,080
4.13% , 09/30/28 .................. 600 594,079
4.88% , 06/14/29
(c)
................. 1,385 1,398,735
5.13% , 06/26/29 .................. 1,125 1,140,970
4.38% , 09/30/30 .................. 600 590,224
2.50% , 07/12/31 .................. 920 819,190
5.00% , 06/15/32 .................. 1,020 1,020,821
7.50% , 10/14/32 .................. 1,100 1,240,246
5.50% , 06/26/34 .................. 275 278,962
5.00% , 09/30/35 .................. 600 584,270
6.80% , 09/15/37 .................. 755 830,621
6.00% , 10/07/39 .................. 1,280 1,298,456
4.75% , 05/25/47 .................. 1,261 1,046,070
5.50% , 06/15/52 .................. 945 853,649
7.75% , 10/14/52 .................. 765 902,452
5.75% , 09/30/55 .................. 600 561,889
Energuate Trust 2 0, 6.35%, 09/15/35
(c) (e)
... 800 801,350
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(d)
. 594 550,298
Engie Energia Chile SA
(e)
3.40% , 01/28/30 .................. 400 378,452
6.38% , 04/17/34 .................. 600 630,897
Entergy Arkansas LLC
4.00% , 06/01/28 .................. 515 512,079
5.15% , 01/15/33 .................. 370 376,944
5.30% , 09/15/33 .................. 400 410,203
5.45% , 06/01/34 .................. 745 766,737
4.95% , 01/15/36 .................. 530 520,940
4.20% , 04/01/49 .................. 700 548,799
2.65% , 06/15/51 .................. 767 444,146
3.35% , 06/15/52 .................. 530 349,212
5.75% , 06/01/54 .................. 495 483,000
5.75% , 01/15/56 .................. 510 497,422
Entergy Corp.
1.90% , 06/15/28 .................. 375 356,147
2.80% , 06/15/30 .................. 657 612,168
2.40% , 06/15/31 .................. 555 495,523
3.75% , 06/15/50 .................. 485 343,719
Entergy Louisiana LLC
3.12% , 09/01/27 .................. 520 513,039
3.25% , 04/01/28 .................. 618 607,580
1.60% , 12/15/30 .................. 480 421,442
3.05% , 06/01/31 .................. 438 407,360
2.35% , 06/15/32 .................. 885 776,422
4.00% , 03/15/33 .................. 747 711,645
5.35% , 03/15/34 .................. 425 436,264
5.15% , 09/15/34 .................. 720 726,867
4.90% , 04/15/36 .................. 495 482,601
3.10% , 06/15/41 .................. 545 408,868
4.95% , 01/15/45 .................. 710 645,273
4.20% , 09/01/48 .................. 956 755,872
4.20% , 04/01/50 .................. 640 498,449
2.90% , 03/15/51 .................. 789 486,970
4.75% , 09/15/52 .................. 625 528,155
5.70% , 03/15/54 .................. 580 562,757
5.80% , 03/15/55 .................. 515 505,353
5.65% , 04/15/56 .................. 535 513,382
Entergy Mississippi LLC
2.85% , 06/01/28 .................. 540 524,486
5.00% , 09/01/33 .................. 380 380,662
5.05% , 04/15/36 .................. 195 191,759
3.85% , 06/01/49 .................. 540 400,442
3.50% , 06/01/51 .................. 395 272,676
5.85% , 06/01/54 .................. 350 344,908
5.80% , 04/15/55 .................. 420 411,564
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Texas, Inc.
4.00% , 03/30/29 .................. USD 561 $ 556,498
1.75% , 03/15/31 .................. 684 599,371
5.25% , 04/15/35 .................. 485 489,590
4.50% , 03/30/39 .................. 570 519,248
3.55% , 09/30/49 .................. 575 402,573
5.00% , 09/15/52 .................. 550 480,568
5.80% , 09/01/53 .................. 325 320,760
5.55% , 09/15/54 .................. 470 443,847
Eskom Holdings, 8.45%, 08/10/28
(e)
....... 400 421,315
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity at
0.00% Floor + 3.14%), 7.63%, 12/15/54
(g)
.. 575 594,663
Evergy Kansas Central, Inc.
4.70% , 03/13/28 .................. 215 215,930
5.90% , 11/15/33 .................. 340 359,347
5.25% , 03/15/35 .................. 495 498,438
4.13% , 03/01/42 .................. 248 206,289
4.10% , 04/01/43 .................. 474 388,811
4.25% , 12/01/45 .................. 378 306,296
3.25% , 09/01/49 .................. 860 576,890
3.45% , 04/15/50 .................. 515 356,906
5.70% , 03/15/53 .................. 585 571,882
Evergy Metro, Inc.
Series 2020 , 2.25% , 06/01/30 ......... 290 265,500
4.95% , 04/15/33 .................. 500 501,224
5.40% , 04/01/34 .................. 390 400,113
5.13% , 08/15/35 .................. 485 481,193
5.30% , 10/01/41 .................. 385 373,860
4.20% , 06/15/47 .................. 491 389,348
Series 2019 , 4.13% , 04/01/49 ......... 442 349,155
Evergy Missouri West, Inc.
(d)
5.15% , 12/15/27 .................. 650 655,044
5.65% , 06/01/34 .................. 255 259,735
5.25% , 12/15/35 .................. 560 552,073
Evergy, Inc.
4.25% , 03/15/29 .................. 250 248,006
2.90% , 09/15/29 .................. 1,010 957,761
Eversource Energy
4.60% , 07/01/27 .................. 535 535,612
Series M , 3.30% , 01/15/28 ........... 372 364,561
5.45% , 03/01/28 .................. 1,426 1,447,655
5.95% , 02/01/29 .................. 825 853,013
Series O , 4.25% , 04/01/29 ........... 265 262,767
Series R , 1.65% , 08/15/30 ........... 400 352,404
4.45% , 12/15/30 .................. 495 487,917
2.55% , 03/15/31 .................. 482 435,354
5.85% , 04/15/31 .................. 855 891,692
3.38% , 03/01/32 .................. 335 308,078
5.13% , 05/15/33 .................. 925 925,574
5.50% , 01/01/34 .................. 635 645,919
5.95% , 07/15/34 .................. 195 203,567
3.45% , 01/15/50 .................. 741 508,273
Exelon Corp.
5.15% , 03/15/28 .................. 1,060 1,072,499
5.15% , 03/15/29 .................. 455 463,397
4.05% , 04/15/30 .................. 1,495 1,464,011
5.13% , 03/15/31 .................. 560 568,721
3.35% , 03/15/32 .................. 465 429,515
5.30% , 03/15/33 .................. 655 670,071
5.45% , 03/15/34 .................. 590 604,120
4.95% , 06/15/35 .................. 676 657,771
5.63% , 06/15/35 .................. 825 845,720
4.95% , 03/15/36 .................. 1,025 993,082
5.10% , 06/15/45 .................. 639 577,410

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.45% , 04/15/46 .................. USD 875 $ 717,142
4.70% , 04/15/50 .................. 375 311,403
4.10% , 03/15/52 .................. 750 564,541
5.60% , 03/15/53 .................. 970 913,801
5.88% , 03/15/55 .................. 505 491,380
FirstEnergy Corp.
(i)
Series B , 3.90% , 07/15/27 ............ 1,489 1,479,023
2.65% , 03/01/30 .................. 677 628,438
Series B , 2.25% , 09/01/30 ............ 450 405,760
Series C , 4.85% , 07/15/47 ........... 830 712,784
Series C , 3.40% , 03/01/50 ........... 1,060 706,309
FirstEnergy Pennsylvania Electric Co.
(d)
3.25% , 03/15/28 .................. 604 590,488
4.15% , 03/15/28 .................. 350 348,549
5.20% , 04/01/28 .................. 220 222,876
4.30% , 01/15/29 .................. 480 478,173
3.60% , 06/01/29 .................. 433 420,998
4.55% , 03/15/31 .................. 425 422,607
FirstEnergy Transmission LLC
2.87% , 09/15/28
(d)
................. 635 610,522
4.55% , 01/15/30 .................. 475 474,242
4.75% , 01/15/33 .................. 445 439,755
5.00% , 01/15/35 .................. 210 207,045
5.45% , 07/15/44
(d)
................. 515 486,970
4.55% , 04/01/49
(d)
................. 688 570,879
Florida Power & Light Co.
Series A , 3.30% , 05/30/27 ............ 1,005 997,139
5.05% , 04/01/28 .................. 801 813,930
4.40% , 05/15/28 .................. 625 627,680
5.15% , 06/15/29 .................. 710 727,605
4.63% , 05/15/30 .................. 510 514,229
2.45% , 02/03/32 .................. 1,463 1,312,516
5.10% , 04/01/33 .................. 690 703,900
4.80% , 05/15/33 .................. 790 791,419
5.63% , 04/01/34 .................. 435 455,275
5.30% , 06/15/34 .................. 1,105 1,135,632
5.00% , 08/01/34 .................. 185 186,085
4.95% , 06/01/35 .................. 608 606,114
4.70% , 02/15/36 .................. 750 729,861
5.65% , 02/01/37 .................. 355 372,535
5.95% , 02/01/38 .................. 569 608,048
5.96% , 04/01/39 .................. 719 763,732
5.69% , 03/01/40 .................. 318 328,094
5.25% , 02/01/41 .................. 300 296,879
4.13% , 02/01/42 .................. 689 586,965
4.05% , 06/01/42 .................. 710 597,337
3.80% , 12/15/42 .................. 680 545,442
4.05% , 10/01/44 .................. 468 380,822
3.70% , 12/01/47 .................. 852 636,259
3.95% , 03/01/48 .................. 1,142 890,488
4.13% , 06/01/48 .................. 658 524,222
3.99% , 03/01/49 .................. 650 503,614
3.15% , 10/01/49 .................. 934 624,638
2.88% , 12/04/51 .................. 1,238 769,666
5.30% , 04/01/53 .................. 795 743,509
5.60% , 06/15/54 .................. 860 838,814
5.70% , 03/15/55 .................. 930 919,827
5.80% , 03/15/65 .................. 395 389,965
5.60% , 02/15/66 .................. 965 921,503
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29
(e)
. 600 581,939
Georgia Power Co.
4.65% , 05/16/28 .................. 930 936,756
4.00% , 10/01/28 .................. 615 611,226
Series B , 2.65% , 09/15/29 ............ 875 828,744
4.55% , 03/15/30 .................. 695 697,288
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.85% , 03/15/31 .................. USD 1,205 $ 1,220,217
4.70% , 05/15/32 .................. 553 554,757
4.95% , 05/17/33 .................. 1,105 1,113,093
5.25% , 03/15/34 .................. 980 998,547
5.20% , 03/15/35 .................. 770 780,496
Series 10-C , 4.75% , 09/01/40 ......... 640 598,623
4.30% , 03/15/42 .................. 1,186 1,023,417
4.30% , 03/15/43 .................. 625 528,176
Series B , 3.70% , 01/30/50 ............ 508 370,347
Series A , 3.25% , 03/15/51 ............ 793 531,652
5.13% , 05/15/52 .................. 758 691,259
5.50% , 10/01/55 .................. 690 660,340
Hanwha Futureproof Corp., 4.75%, 04/30/28
(e)
400 402,720
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
205 205,824
Hengjian International Investment Ltd., 4.25%,
06/17/28
(e)
..................... 400 399,154
Hongkong Electric Finance Ltd.
(e)
2.25% , 06/09/30 .................. 400 368,258
1.88% , 08/27/30 .................. 600 541,052
Iberdrola International BV, 6.75%, 07/15/36 .. 457 515,524
Idaho Power Co.
5.20% , 08/15/34 .................. 415 420,937
4.85% , 03/01/36 .................. 375 367,112
Series K , 4.20% , 03/01/48 ............ 690 551,687
5.50% , 03/15/53 .................. 390 373,126
5.80% , 04/01/54 .................. 240 238,750
5.70% , 03/15/55 .................. 575 567,133
Indiana Michigan Power Co.
3.85% , 05/15/28 .................. 531 526,125
6.05% , 03/15/37 .................. 160 170,129
Series K , 4.55% , 03/15/46 ............ 466 391,142
Series L , 3.75% , 07/01/47 ............ 519 383,077
4.25% , 08/15/48 .................. 421 332,956
3.25% , 05/01/51 .................. 425 277,896
5.63% , 04/01/53 .................. 576 556,368
5.60% , 03/15/56 .................. 950 914,089
Indianapolis Power & Light Co.
(d)
5.65% , 12/01/32 .................. 680 704,207
5.05% , 08/15/35 .................. 275 272,922
4.05% , 05/01/46 .................. 385 300,059
5.70% , 04/01/54 .................. 880 851,889
Interchile SA, 4.50%, 06/30/56
(e)
......... 1,000 831,985
Interstate Power & Light Co.
4.10% , 09/26/28 .................. 605 600,611
3.60% , 04/01/29 .................. 275 269,018
2.30% , 06/01/30 .................. 485 443,536
5.70% , 10/15/33 .................. 280 291,257
4.95% , 09/30/34 .................. 350 344,696
5.60% , 06/29/35 .................. 585 600,177
6.25% , 07/15/39 .................. 395 416,952
3.70% , 09/15/46 .................. 100 73,156
3.50% , 09/30/49 .................. 452 312,424
3.10% , 11/30/51 .................. 335 211,216
5.45% , 09/30/54 .................. 560 518,472
5.60% , 10/01/55 .................. 640 607,173
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 800 799,927
IPALCO Enterprises, Inc.
4.25% , 05/01/30 .................. 532 513,372
5.75% , 04/01/34 .................. 285 282,306
ITC Holdings Corp.
4.95% , 09/22/27
(d)
................. 890 893,943
3.35% , 11/15/27 .................. 753 741,271
2.95% , 05/14/30
(d)
................. 235 219,944
4.88% , 04/15/31
(d)
................. 515 514,595

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.40% , 06/01/33
(d)
................. USD 270 $ 273,817
5.65% , 05/09/34
(d)
................. 505 518,665
5.50% , 04/15/36
(d)
................. 450 452,808
5.30% , 07/01/43 .................. 467 427,285
Jersey Central Power & Light Co.
4.15% , 01/15/29
(d)
................. 585 579,988
4.40% , 01/15/31
(d)
................. 545 537,961
2.75% , 03/01/32
(d)
................. 605 543,538
5.10% , 01/15/35 .................. 305 304,026
5.15% , 01/15/36
(d)
................. 415 412,608
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 139 134,190
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%, 10/01/54 . 289 272,053
Kallpa Generacion SA
(e)
5.88% , 01/30/32 .................. 535 552,561
5.50% , 09/11/35
(c)
................. 600 597,766
Kentucky Power Co., 7.00%, 11/15/33
(d)
.... 370 397,890
Kentucky Utilities Co.
Series KENT , 5.45% , 04/15/33 ......... 335 345,028
5.13% , 11/01/40 .................. 888 853,421
4.38% , 10/01/45 .................. 724 598,496
3.30% , 06/01/50 .................. 487 327,043
5.85% , 08/15/55 .................. 525 520,944
Korea East-West Power Co. Ltd.
(e)
4.88% , 07/12/28 .................. 400 403,833
4.00% , 05/04/31 .................. 200 195,191
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(d)
................ 425 406,231
Liberty Utilities Co.
(d)
5.58% , 01/31/29 .................. 710 724,313
5.87% , 01/31/34 .................. 435 449,011
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(d)
..................... 658 590,940
Limak Yenilenebilir Enerji A/S, 9.63%,
08/12/30
(e)
..................... 600 600,336
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 539 549,429
Long Ridge Energy LLC, 8.75%, 02/15/32
(d)
.. 585 625,015
Louisville Gas & Electric Co.
Series LOU , 5.45% , 04/15/33 ......... 445 459,547
4.25% , 04/01/49 .................. 410 325,388
5.85% , 08/15/55 .................. 555 549,154
Massachusetts Electric Co.
(d)
1.73% , 11/24/30 .................. 690 605,145
5.90% , 11/15/39 .................. 500 509,512
4.00% , 08/15/46 .................. 522 398,153
5.87% , 02/26/54 .................. 435 423,341
Mazoon Assets Co. SAOC
(e)
5.20% , 11/08/27 .................. 400 401,141
5.50% , 02/14/29 .................. 600 608,499
5.25% , 10/09/31 .................. 800 809,580
MidAmerican Energy Co.
3.10% , 05/01/27 .................. 495 490,185
3.65% , 04/15/29 .................. 1,326 1,302,116
6.75% , 12/30/31 .................. 232 257,779
5.35% , 01/15/34 .................. 285 292,775
5.75% , 11/01/35 .................. 208 218,323
5.80% , 10/15/36 .................. 53 55,855
4.80% , 09/15/43 .................. 435 390,433
4.40% , 10/15/44 .................. 580 489,697
4.25% , 05/01/46 .................. 500 409,504
3.95% , 08/01/47 .................. 638 493,885
3.65% , 08/01/48 .................. 650 477,009
4.25% , 07/15/49 .................. 762 610,751
3.15% , 04/15/50 .................. 603 400,892
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.70% , 08/01/52 .................. USD 850 $ 511,814
5.85% , 09/15/54 .................. 1,010 1,010,408
5.30% , 02/01/55 .................. 750 694,396
5.50% , 11/15/56 .................. 285 271,921
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(d)
................ 842 837,093
Minejesa Capital BV
(e)
4.63% , 08/10/30 .................. 649 642,473
5.63% , 08/10/37 .................. 1,000 969,699
Mississippi Power Co.
3.95% , 03/30/28 .................. 620 615,976
Series 12-A , 4.25% , 03/15/42 ......... 551 461,003
Series B , 3.10% , 07/30/51 ............ 408 262,618
Monongahela Power Co.
(d)
3.55% , 05/15/27 .................. 90 89,393
5.85% , 02/15/34 .................. 445 465,779
5.40% , 12/15/43 .................. 920 869,268
Narragansett Electric Co. (The)
(d)
3.92% , 08/01/28 .................. 255 252,467
3.40% , 04/09/30 .................. 885 845,184
5.35% , 05/01/34 .................. 545 553,698
5.64% , 03/15/40 .................. 360 361,771
National Grid USA, 5.80%, 04/01/35 ...... 193 200,247
Nevada Power Co.
Series CC , 3.70% , 05/01/29 .......... 820 803,398
Series DD , 2.40% , 05/01/30 .......... 550 508,259
Series N , 6.65% , 04/01/36 ........... 323 356,457
Series R , 6.75% , 07/01/37 ........... 570 633,666
Series EE , 3.13% , 08/01/50 ........... 425 271,366
Series GG , 5.90% , 05/01/53 .......... 360 355,341
6.00% , 03/15/54 .................. 560 560,210
New England Power Co.
(d)
3.80% , 12/05/47 .................. 441 327,510
2.81% , 10/06/50 .................. 527 314,734
5.94% , 11/25/52 .................. 290 286,964
5.85% , 09/08/55 .................. 180 177,064
NextEra Energy Capital Holdings, Inc.
3.55% , 05/01/27 .................. 1,303 1,293,878
4.63% , 07/15/27 .................. 1,185 1,189,660
4.69% , 09/01/27 .................. 515 517,391
4.85% , 02/04/28 .................. 550 554,609
4.90% , 02/28/28 .................. 1,470 1,482,718
1.90% , 06/15/28 .................. 1,447 1,375,206
4.90% , 03/15/29 .................. 1,020 1,033,256
3.50% , 04/01/29 .................. 625 608,951
2.75% , 11/01/29 .................. 1,162 1,100,802
5.00% , 02/28/30
(c)
................. 645 655,137
5.05% , 03/15/30 .................. 890 905,494
2.25% , 06/01/30 .................. 2,117 1,931,263
4.40% , 03/01/31 .................. 600 595,629
2.44% , 01/15/32 .................. 803 709,231
5.30% , 03/15/32 .................. 845 866,240
5.00% , 07/15/32 .................. 795 802,382
5.05% , 02/28/33 .................. 1,340 1,353,600
5.25% , 03/15/34 .................. 1,100 1,113,939
5.45% , 03/15/35 .................. 1,015 1,034,754
3.00% , 01/15/52 .................. 625 384,582
5.25% , 02/28/53 .................. 1,125 1,013,524
5.55% , 03/15/54 .................. 375 351,485
5.90% , 03/15/55 .................. 805 788,727
5.85% , 03/01/56 .................. 630 612,163
5.11% , 09/29/57
(d)
................. 330 296,169
4.80% , 12/01/77
(g)
................. 650 637,867
5.65% , 05/01/79
(g)
................. 449 446,834
Niagara Energy SAC, 5.75%, 10/03/34
(c) (e)
... 1,200 1,214,959

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Niagara Mohawk Power Corp.
(d)
4.28% , 12/15/28 .................. USD 975 $ 970,913
1.96% , 06/27/30 .................. 523 470,554
4.65% , 10/03/30 .................. 500 498,741
2.76% , 01/10/32 .................. 415 372,862
5.29% , 01/17/34 .................. 180 180,421
4.28% , 10/01/34 .................. 529 492,708
5.11% , 01/12/36 .................. 345 338,961
4.12% , 11/28/42 .................. 426 343,843
3.03% , 06/27/50 .................. 747 461,238
5.78% , 09/16/52 .................. 540 518,692
5.66% , 01/17/54 .................. 930 869,096
6.00% , 07/03/55 .................. 1,040 1,017,310
Northern States Power Co.
2.25% , 04/01/31 .................. 360 325,248
5.05% , 05/15/35 .................. 625 628,613
4.85% , 05/15/36 .................. 945 929,873
6.25% , 06/01/36 .................. 385 417,927
6.20% , 07/01/37 .................. 348 378,098
5.35% , 11/01/39 .................. 489 487,471
3.40% , 08/15/42 .................. 500 383,398
3.60% , 09/15/47 .................. 466 343,942
2.90% , 03/01/50 .................. 834 537,508
2.60% , 06/01/51 .................. 541 324,350
3.20% , 04/01/52 .................. 468 315,405
4.50% , 06/01/52 .................. 385 319,220
5.10% , 05/15/53 .................. 800 723,141
5.40% , 03/15/54 .................. 600 567,933
5.65% , 06/15/54 .................. 490 478,532
5.65% , 05/15/55 .................. 385 376,061
5.55% , 05/15/56 .................. 625 601,767
NRG Energy, Inc.
2.45% , 12/02/27
(d)
................. 920 889,220
5.75% , 01/15/28 .................. 781 782,505
3.38% , 02/15/29
(d)
................. 575 549,059
4.45% , 06/15/29
(d)
................. 881 868,455
5.25% , 06/15/29
(d)
................. 835 831,820
5.75% , 07/15/29
(d)
................. 800 799,417
4.73% , 10/15/30
(d)
................. 550 543,685
3.63% , 02/15/31
(d)
................. 935 868,463
4.96% , 04/30/31
(d)
................. 205 203,570
3.88% , 02/15/32
(d)
................. 496 458,270
6.00% , 02/01/33
(d)
................. 995 1,002,821
7.00% , 03/15/33
(d)
................. 745 809,905
5.75% , 01/15/34
(d)
................. 1,220 1,210,972
5.88% , 05/15/34
(d)
................. 935 931,620
6.25% , 11/01/34
(d)
................. 935 946,154
5.41% , 10/15/35
(d)
................. 625 612,687
6.00% , 01/15/36
(d)
................. 2,335 2,318,883
6.13% , 05/15/36
(d)
................. 626 623,571
NSTAR Electric Co.
3.20% , 05/15/27 .................. 594 588,247
3.25% , 05/15/29 .................. 440 425,974
4.85% , 03/01/30 .................. 540 546,533
3.95% , 04/01/30 .................. 478 468,961
1.95% , 08/15/31 .................. 775 678,825
5.40% , 06/01/34 .................. 560 572,939
5.20% , 03/01/35 .................. 650 654,043
5.50% , 03/15/40 .................. 455 449,332
4.40% , 03/01/44 .................. 455 386,306
3.10% , 06/01/51 .................. 572 371,740
4.55% , 06/01/52 .................. 295 245,550
4.95% , 09/15/52 .................. 570 504,105
NYSEG Storm Funding LLC, Series A-2, 4.87%,
05/01/32 ...................... 500 508,237
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
OGE Energy Corp., 5.45%, 05/15/29 ...... USD 510 $ 521,909
Ohio Edison Co.
4.95% , 12/15/29
(d)
................. 280 282,981
5.50% , 01/15/33
(d)
................. 380 389,547
6.88% , 07/15/36 .................. 437 489,257
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 522 484,123
Series Q , 1.63% , 01/15/31 ........... 404 352,607
5.00% , 06/01/33 .................. 425 423,958
5.65% , 06/01/34 .................. 395 406,148
4.15% , 04/01/48 .................. 395 304,643
4.00% , 06/01/49 .................. 472 350,293
Series R , 2.90% , 10/01/51 ........... 595 356,046
Oklahoma Gas & Electric Co.
3.80% , 08/15/28 .................. 305 301,560
3.30% , 03/15/30 .................. 465 443,768
3.25% , 04/01/30 .................. 350 334,185
5.40% , 01/15/33 .................. 585 603,354
4.15% , 04/01/47 .................. 603 478,939
3.85% , 08/15/47 .................. 459 349,234
5.60% , 04/01/53 .................. 1,035 991,215
5.80% , 04/01/55 .................. 390 383,834
5.90% , 04/01/56 .................. 585 584,541
OmGrid Funding Ltd., 5.20%, 05/16/27
(e)
.... 400 401,184
Oncor Electric Delivery Co. LLC
4.30% , 05/15/28 .................. 360 360,017
3.70% , 11/15/28 .................. 875 862,124
5.75% , 03/15/29 .................. 160 165,431
4.65% , 11/01/29 .................. 615 619,795
2.75% , 05/15/30 .................. 1,020 955,414
4.50% , 03/15/31
(d)
................. 1,100 1,092,654
7.00% , 05/01/32 .................. 278 309,267
4.15% , 06/01/32 .................. 245 237,912
4.55% , 09/15/32 .................. 470 464,441
7.25% , 01/15/33 .................. 640 725,677
5.65% , 11/15/33 .................. 560 585,972
5.35% , 04/01/35 .................. 420 427,942
7.50% , 09/01/38 .................. 340 402,143
5.25% , 09/30/40 .................. 465 451,323
4.55% , 12/01/41 .................. 305 269,285
5.30% , 06/01/42 .................. 513 491,053
3.75% , 04/01/45 .................. 670 513,170
3.80% , 09/30/47 .................. 488 364,767
4.10% , 11/15/48 .................. 703 548,536
3.80% , 06/01/49 .................. 588 430,748
3.10% , 09/15/49 .................. 822 532,662
3.70% , 05/15/50 .................. 545 394,264
2.70% , 11/15/51 .................. 703 409,256
4.60% , 06/01/52 .................. 478 390,266
4.95% , 09/15/52 .................. 816 713,261
5.35% , 10/01/52 .................. 415 382,103
5.55% , 06/15/54 .................. 745 706,448
5.80% , 04/01/55 .................. 475 467,472
5.90% , 03/15/56
(d)
................. 1,100 1,090,765
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 1,000 1,026,713
Pacific Gas & Electric Co.
5.45% , 06/15/27 .................. 215 216,932
2.10% , 08/01/27 .................. 725 704,307
3.30% , 12/01/27 .................. 674 661,433
5.00% , 06/04/28 .................. 350 353,026
3.00% , 06/15/28 .................. 665 642,998
3.75% , 07/01/28 .................. 910 893,241
4.65% , 08/01/28 .................. 260 259,924
6.10% , 01/15/29 .................. 1,110 1,147,150
4.20% , 03/01/29 .................. 610 601,845

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.55% , 05/15/29 .................. USD 870 $ 889,862
4.55% , 07/01/30 .................. 3,150 3,112,668
2.50% , 02/01/31 .................. 2,000 1,799,238
3.25% , 06/01/31 .................. 1,053 973,686
4.40% , 03/01/32 .................. 485 469,393
5.90% , 06/15/32 .................. 600 622,896
5.05% , 10/15/32 .................. 475 473,555
6.15% , 01/15/33 .................. 755 791,498
6.40% , 06/15/33 .................. 1,090 1,158,839
6.95% , 03/15/34 .................. 930 1,020,435
5.80% , 05/15/34 .................. 1,085 1,112,085
5.70% , 03/01/35 .................. 830 840,949
6.00% , 08/15/35 .................. 830 857,883
5.20% , 05/01/36 .................. 655 638,403
4.50% , 07/01/40 .................. 1,921 1,650,746
3.30% , 08/01/40 .................. 1,296 968,704
4.20% , 06/01/41 .................. 584 475,594
4.45% , 04/15/42 .................. 503 414,733
3.75% , 08/15/42 .................. 515 384,021
4.60% , 06/15/43 .................. 210 172,979
4.75% , 02/15/44 .................. 761 635,825
4.30% , 03/15/45 .................. 719 562,757
4.25% , 03/15/46 .................. 733 561,586
4.00% , 12/01/46 .................. 615 451,476
3.95% , 12/01/47 .................. 77 56,164
4.95% , 07/01/50 .................. 3,098 2,572,399
3.50% , 08/01/50 .................. 1,940 1,281,823
5.25% , 03/01/52 .................. 640 548,193
6.75% , 01/15/53 .................. 1,535 1,599,321
6.70% , 04/01/53 .................. 700 725,660
5.90% , 10/01/54 .................. 770 720,146
6.15% , 03/01/55 .................. 765 742,741
6.10% , 10/15/55 .................. 840 809,616
6.00% , 05/01/56 .................. 580 551,669
PacifiCorp
5.10% , 02/15/29 .................. 840 850,049
4.25% , 03/15/29 .................. 320 316,910
4.65% , 04/15/29 .................. 500 500,324
3.50% , 06/15/29 .................. 645 623,431
2.70% , 09/15/30 .................. 789 724,976
5.30% , 02/15/31 .................. 860 875,691
5.10% , 04/15/31 .................. 535 540,565
7.70% , 11/15/31 .................. 620 699,404
5.45% , 04/15/33 .................. 750 764,113
5.45% , 02/15/34 .................. 1,255 1,269,694
5.25% , 06/15/35 .................. 280 274,680
5.80% , 04/15/36 .................. 790 811,233
6.10% , 08/01/36 .................. 280 291,305
5.75% , 04/01/37 .................. 585 591,191
6.25% , 10/15/37 .................. 757 792,779
6.35% , 07/15/38 .................. 329 345,600
6.00% , 01/15/39 .................. 705 717,261
4.10% , 02/01/42 .................. 370 295,062
4.13% , 01/15/49 .................. 738 554,902
4.15% , 02/15/50 .................. 661 496,239
3.30% , 03/15/51 .................. 628 402,188
2.90% , 06/15/52 .................. 1,010 592,700
5.35% , 12/01/53 .................. 1,070 944,316
5.50% , 05/15/54 .................. 1,160 1,045,714
5.80% , 01/15/55 .................. 1,465 1,379,420
Palomino Funding Trust I, 7.23%, 05/17/28
(d)
. 375 391,024
Pampa Energia SA, 7.88%, 12/16/34
(e)
..... 720 753,060
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
..................... 705 693,657
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PECO Energy Co.
4.90% , 06/15/33 .................. USD 774 $ 779,757
4.88% , 09/15/35 .................. 665 658,586
5.95% , 10/01/36 .................. 328 348,683
4.15% , 10/01/44 .................. 250 203,829
3.70% , 09/15/47 .................. 510 379,661
3.90% , 03/01/48 .................. 800 610,012
3.00% , 09/15/49 .................. 474 304,342
2.80% , 06/15/50 .................. 325 198,233
3.05% , 03/15/51 .................. 200 127,898
2.85% , 09/15/51 .................. 555 338,487
4.60% , 05/15/52 .................. 475 394,680
4.38% , 08/15/52 .................. 305 245,815
5.25% , 09/15/54 .................. 470 431,656
5.65% , 09/15/55 .................. 970 948,624
PG&E Corp.
5.00% , 07/01/28 .................. 975 969,684
5.25% , 07/01/30 .................. 1,070 1,058,836
PG&E Recovery Funding LLC
Series A-1 , 5.05% , 07/15/32 .......... 144 145,053
Series A-1 , 4.84% , 06/01/33 .......... 260 262,822
Series A-2 , 5.26% , 01/15/38 .......... 50 51,029
Series A-2 , 5.23% , 06/01/42 .......... 2,200 2,201,616
Series A-3 , 5.54% , 07/15/47 .......... 1,500 1,491,773
Series A-3 , 5.53% , 06/01/49 .......... 1,000 991,092
PG&E Wildfire Recovery Funding LLC
Series A-1 , 4.02% , 06/01/31 .......... 211 208,441
Series A-2 , 4.26% , 06/01/36 .......... 2,500 2,407,618
Series A-3 , 5.08% , 06/01/41 .......... 500 486,630
Series A-4 , 4.45% , 12/01/47 .......... 5,000 4,374,969
Series A-5 , 4.67% , 12/01/51 .......... 750 652,058
Pinnacle West Capital Corp.
4.90% , 05/15/28 .................. 705 710,972
5.15% , 05/15/30 .................. 235 238,766
Potomac Electric Power Co.
5.20% , 03/15/34 .................. 475 483,269
6.50% , 11/15/37 .................. 400 439,509
4.15% , 03/15/43 .................. 687 566,882
5.50% , 03/15/54 .................. 375 354,757
PPL Capital Funding, Inc.
4.13% , 04/15/30 .................. 210 206,319
5.25% , 09/01/34 .................. 270 272,547
PPL Electric Utilities Corp.
5.00% , 05/15/33 .................. 785 792,175
4.85% , 02/15/34 .................. 765 763,730
6.25% , 05/15/39 .................. 225 242,790
4.75% , 07/15/43 .................. 220 196,417
4.13% , 06/15/44 .................. 583 478,200
4.15% , 10/01/45 .................. 300 244,367
3.95% , 06/01/47 .................. 650 503,199
4.15% , 06/15/48 .................. 665 527,901
3.00% , 10/01/49 .................. 395 254,211
5.25% , 05/15/53 .................. 860 795,950
5.55% , 08/15/55 .................. 915 884,174
Progress Energy, Inc.
7.75% , 03/01/31 .................. 746 838,861
7.00% , 10/30/31 .................. 530 582,620
6.00% , 12/01/39 .................. 510 526,832
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 515 508,367
4.15% , 03/13/29 .................. 425 422,717
Series 35 , 1.90% , 01/15/31 ........... 800 708,624
1.88% , 06/15/31 .................. 340 297,094
Series 38 , 4.10% , 06/01/32 ........... 445 430,960
5.35% , 05/15/34 .................. 1,080 1,098,283

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.15% , 09/15/35 .................. USD 705 $ 701,257
5.05% , 06/15/36 .................. 200 196,408
Series 17 , 6.25% , 09/01/37 ........... 344 369,418
6.50% , 08/01/38 .................. 255 279,754
3.60% , 09/15/42 .................. 400 307,101
4.30% , 03/15/44 .................. 366 302,874
3.80% , 06/15/47 .................. 459 341,318
4.10% , 06/15/48 .................. 125 96,997
4.05% , 09/15/49 .................. 549 419,171
Series 34 , 3.20% , 03/01/50 ........... 543 357,722
Series 36 , 2.70% , 01/15/51 ........... 830 488,250
Series 39 , 4.50% , 06/01/52 ........... 530 428,915
5.25% , 04/01/53 .................. 960 868,989
5.75% , 05/15/54 .................. 790 767,796
5.85% , 05/15/55 .................. 705 697,119
Public Service Co. of New Hampshire
4.40% , 07/01/28 .................. 390 390,513
Series V , 2.20% , 06/15/31 ............ 345 306,577
5.35% , 10/01/33 .................. 725 746,225
3.60% , 07/01/49 .................. 449 323,471
5.15% , 01/15/53 .................. 360 328,284
Public Service Co. of Oklahoma
Series J , 2.20% , 08/15/31 ............ 860 756,126
5.25% , 01/15/33 .................. 465 471,854
5.20% , 01/15/35 .................. 620 616,276
5.45% , 01/15/36 .................. 815 820,740
Series K , 3.15% , 08/15/51 ............ 420 266,855
Public Service Electric & Gas Co.
3.00% , 05/15/27 .................. 520 514,245
3.70% , 05/01/28 .................. 500 494,959
3.65% , 09/01/28 .................. 755 743,572
3.20% , 05/15/29 .................. 369 357,713
2.45% , 01/15/30 .................. 825 769,109
Series R , 4.20% , 01/01/31 ........... 385 380,425
1.90% , 08/15/31 .................. 640 560,808
3.10% , 03/15/32 .................. 190 174,768
4.90% , 12/15/32 .................. 615 621,888
4.65% , 03/15/33 .................. 390 387,260
5.20% , 08/01/33 .................. 375 383,671
5.20% , 03/01/34 .................. 425 432,422
4.85% , 08/01/34 .................. 790 785,351
Series Q , 5.05% , 03/01/35 ........... 245 246,624
4.90% , 08/15/35 .................. 370 367,999
5.80% , 05/01/37 .................. 425 451,225
5.50% , 03/01/40 .................. 440 441,885
3.95% , 05/01/42 .................. 260 213,683
3.65% , 09/01/42 .................. 338 266,223
3.80% , 01/01/43 .................. 305 242,864
3.80% , 03/01/46 .................. 703 539,805
3.60% , 12/01/47 .................. 545 399,329
4.05% , 05/01/48 .................. 470 367,458
3.85% , 05/01/49 .................. 583 441,805
3.20% , 08/01/49 .................. 590 394,995
3.15% , 01/01/50 .................. 611 404,075
2.70% , 05/01/50 .................. 620 382,680
2.05% , 08/01/50 .................. 568 297,266
3.00% , 03/01/51 .................. 185 118,140
5.13% , 03/15/53 .................. 380 345,863
5.45% , 08/01/53 .................. 565 538,530
5.45% , 03/01/54 .................. 640 608,886
5.30% , 08/01/54 .................. 535 498,440
Series Q , 5.50% , 03/01/55 ........... 145 139,559
Series R , 5.63% , 01/01/56 ........... 300 294,158
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(e)
..................... 600 597,516
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ USD 200 $ 198,044
Rochester Gas & Electric Corp., 3.10%,
06/01/27
(d)
..................... 910 898,701
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 800 813,605
RWE Finance US LLC
(d)
5.88% , 04/16/34 .................. 1,190 1,231,583
5.13% , 09/18/35 .................. 940 915,180
6.25% , 04/16/54 .................. 1,210 1,212,797
5.88% , 09/18/55 .................. 630 600,525
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,200 1,117,911
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 1,000 968,063
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,200 1,201,754
Saudi Electricity Global Sukuk Co. 5, 2.41%,
09/17/30
(e)
..................... 1,200 1,089,004
Saudi Electricity Sukuk Programme Co.
(e)
4.31% , 01/22/29 .................. 200 198,446
4.94% , 02/13/29 .................. 600 602,561
5.23% , 02/18/30 .................. 1,800 1,824,628
4.52% , 01/22/32 .................. 800 782,779
4.63% , 04/11/33 .................. 1,000 974,619
5.19% , 02/13/34 .................. 1,200 1,202,858
5.49% , 02/18/35 .................. 1,200 1,221,767
5.07% , 01/22/36 .................. 1,200 1,185,898
5.68% , 04/11/53 .................. 1,500 1,447,055
SCE Recovery Funding LLC
4.45% , 03/15/36 .................. 500 494,341
Series A-2 , 5.11% , 12/15/47 .......... 300 278,192
Sierra Pacific Power Co.
5.90% , 03/15/54 .................. 450 443,641
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.64%), 6.38% ,
09/15/56
(g)
.................... 300 299,078
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
400 375,161
Solar Star Funding LLC, 5.38%, 06/30/35
(d)
.. 133 132,963
Southern California Edison Co.
Series D , 4.70% , 06/01/27 ........... 935 937,730
5.85% , 11/01/27 .................. 810 824,773
Series B , 3.65% , 03/01/28 ............ 558 548,466
5.30% , 03/01/28 .................. 535 541,410
5.65% , 10/01/28 .................. 555 567,169
Series A , 4.20% , 03/01/29 ............ 1,169 1,151,706
6.65% , 04/01/29 .................. 324 338,254
5.15% , 06/01/29 .................. 935 946,083
2.85% , 08/01/29 .................. 1,060 1,000,473
5.25% , 03/15/30 .................. 665 674,808
2.25% , 06/01/30 .................. 1,037 939,301
Series G , 2.50% , 06/01/31 ........... 710 633,639
5.45% , 06/01/31 .................. 800 818,256
2.75% , 02/01/32 .................. 550 489,959
5.95% , 11/01/32 .................. 675 705,316
4.80% , 03/15/33 .................. 725 709,634
6.00% , 01/15/34 .................. 528 548,107
5.20% , 06/01/34 .................. 890 880,643
5.45% , 03/01/35 .................. 640 639,449
Series 04-G , 5.75% , 04/01/35 ......... 485 491,096
Series 05-E , 5.35% , 07/15/35 ......... 410 404,616
5.63% , 02/01/36 .................. 368 366,766
Series 06-E , 5.55% , 01/15/37 ......... 385 383,458
Series 08-A , 5.95% , 02/01/38 ......... 635 641,647
6.05% , 03/15/39 .................. 413 419,107
5.50% , 03/15/40 .................. 555 534,014

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.50% , 09/01/40 .................. USD 565 $ 485,597
4.05% , 03/15/42 .................. 497 388,970
Series 13-A , 3.90% , 03/15/43 ......... 555 419,631
4.65% , 10/01/43 .................. 845 705,407
Series C , 3.60% , 02/01/45 ........... 677 477,107
4.00% , 04/01/47 .................. 1,825 1,345,840
Series C , 4.13% , 03/01/48 ........... 1,298 967,655
Series B , 4.88% , 03/01/49 ............ 686 568,494
3.65% , 02/01/50 .................. 1,365 933,735
Series 20A , 2.95% , 02/01/51 .......... 740 441,478
Series H , 3.65% , 06/01/51 ........... 510 346,318
3.45% , 02/01/52 .................. 670 435,034
Series E , 5.45% , 06/01/52 ............ 405 357,580
5.70% , 03/01/53 .................. 440 402,225
5.88% , 12/01/53 .................. 640 601,432
5.75% , 04/15/54 .................. 455 417,004
5.90% , 03/01/55 .................. 530 498,947
6.20% , 09/15/55 .................. 690 676,287
Southern Co. (The)
5.11% , 08/01/27 .................. 540 544,350
Series 21-B , 1.75% , 03/15/28 ......... 260 247,908
4.85% , 06/15/28 .................. 625 630,255
5.50% , 03/15/29 .................. 1,020 1,048,821
Series A , 3.70% , 04/30/30 ............ 800 775,108
5.70% , 10/15/32 .................. 350 365,794
5.20% , 06/15/33 .................. 760 768,479
5.70% , 03/15/34 .................. 995 1,030,064
4.85% , 03/15/35 .................. 685 666,697
4.25% , 07/01/36 .................. 715 657,729
4.40% , 07/01/46 .................. 1,914 1,576,032
Series 2025 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.07%), 6.38% , 03/15/55
(g)
......... 835 860,590
Southwestern Electric Power Co.
Series M , 4.10% , 09/15/28 ........... 825 817,751
5.30% , 04/01/33 .................. 690 699,415
5.20% , 04/01/36 .................. 425 419,292
6.20% , 03/15/40 .................. 415 428,395
Series J , 3.90% , 04/01/45 ............ 447 337,233
Series L , 3.85% , 02/01/48 ............ 443 322,483
3.25% , 11/01/51
(c)
................. 955 612,012
5.90% , 04/01/56 .................. 515 499,412
Southwestern Public Service Co.
5.30% , 05/15/35 .................. 500 502,143
4.50% , 08/15/41 .................. 340 297,530
3.40% , 08/15/46 .................. 414 290,364
3.70% , 08/15/47 .................. 690 505,385
Series 6 , 4.40% , 11/15/48 ............ 471 378,581
3.75% , 06/15/49 .................. 455 326,651
Series 8 , 3.15% , 05/01/50 ............ 475 305,896
6.00% , 06/01/54 .................. 515 515,982
SP Group Treasury Pte. Ltd.
(d)
3.38% , 02/27/29 .................. 500 488,309
4.63% , 11/21/29 .................. 500 505,718
SP PowerAssets Ltd., 3.00%, 09/26/27
(c) (d)
... 800 786,733
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 800 758,396
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(d)
................ 200 186,818
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(c) (e)
............... 400 395,311
State Grid Overseas Investment BVI Ltd.
(e)
3.50% , 05/04/27 .................. 2,500 2,484,503
4.25% , 05/02/28
(c)
................. 800 801,382
1.63% , 08/05/30 .................. 1,900 1,715,968
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% , 05/04/47 .................. USD 400 $ 348,028
System Energy Resources, Inc.
6.00% , 04/15/28 .................. 445 456,718
5.30% , 12/15/34 .................. 515 513,659
Tampa Electric Co.
4.90% , 03/01/29 .................. 490 496,377
2.40% , 03/15/31 .................. 408 369,357
5.15% , 03/01/35 .................. 480 481,472
4.10% , 06/15/42 .................. 604 502,429
4.35% , 05/15/44 .................. 519 431,669
4.30% , 06/15/48 .................. 635 512,041
4.45% , 06/15/49 .................. 425 347,660
3.63% , 06/15/50 .................. 420 299,984
3.45% , 03/15/51 .................. 390 269,552
5.00% , 07/15/52 .................. 350 312,597
Three Gorges Finance I Cayman Islands Ltd.
(e)
3.60% , 10/28/28 .................. 600 594,899
2.15% , 09/22/30 .................. 400 367,882
3.20% , 10/16/49 .................. 600 445,452
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 654 645,685
TNB Global Ventures Capital Bhd., 4.85%,
11/01/28
(e)
..................... 800 807,233
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 312 335,612
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(d)
..................... 175 177,538
Transelec SA, 3.88%, 01/12/29
(c) (d)
....... 364 354,643
Trinidad Generation UnLtd., 7.75%, 06/16/33
(e)
600 634,065
Tucson Electric Power Co.
1.50% , 08/01/30 .................. 590 518,775
3.25% , 05/15/32 .................. 570 522,887
5.20% , 09/15/34 .................. 470 473,970
4.85% , 12/01/48 .................. 418 361,721
4.00% , 06/15/50 .................. 512 387,365
3.25% , 05/01/51 .................. 415 272,285
5.50% , 04/15/53 .................. 480 453,016
5.90% , 04/15/55
(c)
................. 430 425,908
TXNM Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.25%), 7.00%, 07/31/56
(d) (g)
.......... 205 204,582
Union Electric Co.
2.95% , 06/15/27 .................. 420 414,491
3.50% , 03/15/29 .................. 823 804,908
2.95% , 03/15/30 .................. 432 408,535
2.15% , 03/15/32 .................. 630 552,306
5.20% , 04/01/34 .................. 735 746,466
5.25% , 04/15/35 .................. 530 538,517
4.80% , 03/15/36 .................. 525 511,632
5.30% , 08/01/37 .................. 475 479,403
8.45% , 03/15/39 .................. 350 446,392
3.90% , 09/15/42 .................. 527 425,516
3.65% , 04/15/45 .................. 475 357,062
4.00% , 04/01/48 .................. 517 400,753
3.25% , 10/01/49 .................. 462 310,154
2.63% , 03/15/51 .................. 705 413,113
3.90% , 04/01/52 .................. 390 290,965
5.45% , 03/15/53 .................. 540 510,025
5.25% , 01/15/54 .................. 440 403,173
5.13% , 03/15/55 .................. 465 419,587
5.55% , 03/15/56 .................. 425 408,117
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ 710 707,435
Series A , 3.80% , 04/01/28 ............ 1,100 1,090,051
Series A , 2.88% , 07/15/29 ............ 485 463,720
2.30% , 11/15/31 .................. 765 679,303

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.40% , 03/30/32 .................. USD 545 $ 481,833
5.00% , 04/01/33 .................. 835 842,269
5.30% , 08/15/33 .................. 625 639,287
5.00% , 01/15/34 .................. 725 724,143
5.05% , 08/15/34 .................. 800 800,461
5.15% , 03/15/35 .................. 940 940,284
Series C , 4.90% , 09/15/35 ........... 820 802,532
Series B , 6.00% , 01/15/36 ............ 530 558,470
4.95% , 03/15/36 .................. 975 950,611
Series A , 6.00% , 05/15/37 ............ 281 296,616
6.35% , 11/30/37 .................. 578 624,796
8.88% , 11/15/38 .................. 872 1,137,784
4.00% , 01/15/43 .................. 655 528,049
Series D , 4.65% , 08/15/43 ........... 588 511,491
4.45% , 02/15/44 .................. 540 457,427
Series B , 4.20% , 05/15/45 ............ 480 387,696
Series C , 4.00% , 11/15/46 ............ 535 410,635
Series B , 3.80% , 09/15/47 ............ 561 419,212
4.60% , 12/01/48 .................. 680 563,933
3.30% , 12/01/49 .................. 654 434,598
2.45% , 12/15/50 .................. 992 554,408
2.95% , 11/15/51 .................. 970 596,997
Series C , 4.63% , 05/15/52 ........... 720 594,087
5.45% , 04/01/53 .................. 710 663,722
5.70% , 08/15/53 .................. 565 546,995
5.35% , 01/15/54 .................. 565 520,421
5.55% , 08/15/54 .................. 635 599,945
5.65% , 03/15/55 .................. 585 560,127
Series D , 5.60% , 09/15/55 ........... 1,050 998,449
5.70% , 03/15/56 .................. 1,225 1,178,788
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,524,908
Vistra Operations Co. LLC
(d)
5.00% , 07/31/27 .................. 1,175 1,174,999
4.30% , 10/15/28 .................. 245 242,281
4.55% , 10/30/28 .................. 765 763,703
4.38% , 05/01/29 .................. 1,251 1,229,065
4.30% , 07/15/29 .................. 1,022 1,002,356
4.60% , 10/15/30 .................. 135 132,552
4.70% , 01/31/31 .................. 535 526,306
5.00% , 04/30/31 .................. 935 932,477
7.75% , 10/15/31 .................. 1,305 1,368,733
6.88% , 04/15/32 .................. 1,139 1,188,855
5.25% , 04/30/33 .................. 910 906,201
6.95% , 10/15/33 .................. 1,050 1,143,493
6.00% , 04/15/34 .................. 555 571,664
5.70% , 12/30/34 .................. 775 781,431
5.25% , 10/15/35 .................. 415 402,826
5.35% , 01/31/36 .................. 670 653,943
5.55% , 04/30/36 .................. 910 902,188
VoltaGrid LLC, 7.38%, 11/01/30
(d)
........ 1,670 1,733,746
Wisconsin Electric Power Co.
1.70% , 06/15/28 .................. 310 294,297
3.95% , 03/01/29 .................. 230 227,933
5.00% , 05/15/29 .................. 740 753,073
4.15% , 10/15/30 .................. 465 458,645
4.75% , 09/30/32 .................. 345 348,450
5.63% , 05/15/33 .................. 400 421,202
4.60% , 10/01/34 .................. 400 395,029
5.70% , 12/01/36 .................. 395 417,539
4.30% , 10/15/48 .................. 397 323,431
5.05% , 10/01/54 .................. 380 339,336
5.65% , 03/15/56 .................. 470 458,522
Wisconsin Power & Light Co.
3.05% , 10/15/27 .................. 510 500,878
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.00% , 07/01/29 .................. USD 307 $ 294,230
1.95% , 09/16/31 .................. 595 518,238
3.95% , 09/01/32 .................. 715 682,086
4.95% , 04/01/33 .................. 445 445,862
5.38% , 03/30/34 .................. 355 361,893
6.38% , 08/15/37 .................. 225 243,359
3.65% , 04/01/50 .................. 530 374,986
5.70% , 12/15/55 .................. 550 532,233
Wisconsin Public Service Corp.
4.55% , 12/01/29 .................. 370 371,471
4.25% , 01/15/31 .................. 330 326,663
3.67% , 12/01/42 .................. 546 424,847
4.75% , 11/01/44 .................. 585 512,851
3.30% , 09/01/49 .................. 540 364,527
2.85% , 12/01/51 .................. 630 382,511
Xcel Energy, Inc.
4.75% , 03/21/28 .................. 375 376,925
4.00% , 06/15/28 .................. 770 764,253
2.60% , 12/01/29 .................. 715 668,418
3.40% , 06/01/30 .................. 706 673,906
2.35% , 11/15/31 .................. 635 558,655
4.60% , 06/01/32 .................. 660 649,507
5.45% , 08/15/33 .................. 795 811,603
5.50% , 03/15/34 .................. 930 946,926
5.60% , 04/15/35 .................. 600 611,409
6.50% , 07/01/36 .................. 265 285,574
3.50% , 12/01/49 .................. 493 343,083
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 5.75% ,
12/03/56
(g)
.................... 475 469,558
XPLR Infrastructure Operating Partners LP
(d)
4.50% , 09/15/27 .................. 664 659,054
7.25% , 01/15/29
(c)
................. 772 802,933
8.38% , 01/15/31 .................. 620 662,120
8.63% , 03/15/33 .................. 630 675,227
7.75% , 04/15/34 .................. 730 764,968
713,603,427
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80% , 04/03/28 .................. 955 946,668
4.38% , 05/08/42 .................. 445 391,372
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . 620 554,116
Atkore, Inc., 4.25%, 06/01/31
(d)
.......... 473 451,330
Eaton Capital ULC, 4.45%, 05/09/30 ...... 400 399,641
Eaton Corp.
3.10% , 09/15/27 .................. 130 128,269
3.85% , 03/06/28 .................. 810 804,485
4.35% , 05/18/28 .................. 900 901,968
3.95% , 03/06/29 .................. 1,535 1,519,344
4.20% , 03/06/31 .................. 565 557,052
4.00% , 11/02/32 .................. 754 731,272
4.50% , 03/06/33 .................. 320 315,387
4.15% , 03/15/33 .................. 1,405 1,362,226
4.80% , 03/06/36 .................. 535 526,805
4.15% , 11/02/42 .................. 993 852,140
3.92% , 09/15/47 .................. 550 434,229
4.70% , 08/23/52 .................. 630 550,219
5.45% , 03/06/56
(c)
................. 675 652,596
Emerson Electric Co.
1.80% , 10/15/27 .................. 649 628,583
2.00% , 12/21/28 .................. 1,585 1,500,106
1.95% , 10/15/30 .................. 550 496,607
2.20% , 12/21/31 .................. 1,330 1,181,587
5.00% , 03/15/35 .................. 460 462,453

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
5.25% , 11/15/39 .................. USD 440 $ 441,875
2.75% , 10/15/50 .................. 744 458,747
2.80% , 12/21/51 .................. 1,160 713,008
EnerSys
(d)
4.38% , 12/15/27 .................. 310 306,648
6.63% , 01/15/32 .................. 395 406,049
GE Vernova, Inc.
4.25% , 02/04/31 .................. 395 391,348
4.88% , 02/04/36 .................. 655 647,507
5.50% , 02/04/56 .................. 345 330,492
Hubbell, Inc.
3.15% , 08/15/27 .................. 480 472,511
3.50% , 02/15/28 .................. 775 763,191
2.30% , 03/15/31 .................. 375 338,365
4.80% , 11/15/35 .................. 250 243,637
LG Energy Solution Ltd.
5.38% , 07/02/27
(c) (e)
................ 600 604,522
5.25% , 04/02/28
(e)
................. 400 403,807
5.75% , 09/25/28
(e)
................. 600 613,039
5.00% , 04/02/29
(d)
................. 200 200,918
5.38% , 07/02/29
(e)
................. 800 813,764
5.38% , 04/02/30
(e)
................. 500 504,602
5.25% , 04/02/31
(d)
................. 600 601,247
5.50% , 07/02/34
(e)
................. 600 596,253
5.88% , 04/02/35
(e)
................. 700 706,209
5.88% , 04/02/36
(d)
................. 600 600,548
Molex Electronic Technologies LLC
(d)
4.75% , 04/30/28 .................. 290 291,119
5.25% , 04/30/32 .................. 375 381,398
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 1,405 1,440,463
6.30% , 02/15/30 .................. 1,317 1,379,183
6.40% , 04/15/33 .................. 1,115 1,185,021
Rockwell Automation, Inc.
3.50% , 03/01/29 .................. 1,032 1,010,714
1.75% , 08/15/31 .................. 620 539,806
4.20% , 03/01/49 .................. 785 634,985
2.80% , 08/15/61 .................. 530 296,399
Sensata Technologies BV
(d)
4.00% , 04/15/29 .................. 652 634,488
5.88% , 09/01/30 .................. 530 533,587
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 1,042 1,029,528
Vertiv Holdings Co.
4.85% , 03/15/36 .................. 240 233,332
5.65% , 03/15/46 .................. 305 293,199
5.80% , 03/15/56 .................. 140 135,477
5.95% , 03/15/66 .................. 340 328,715
37,854,156
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55% , 10/01/27 .................. 696 686,913
5.41% , 07/01/32 .................. 525 536,118
5.60% , 05/29/34 .................. 705 721,600
Amphenol Corp.
3.80% , 11/15/27 .................. 960 954,195
4.38% , 06/12/28 .................. 545 546,067
3.90% , 11/15/28 .................. 415 411,376
5.05% , 04/05/29 .................. 775 791,037
4.35% , 06/01/29 .................. 873 875,722
2.80% , 02/15/30 .................. 1,305 1,230,138
4.13% , 11/15/30 .................. 825 812,628
2.20% , 09/15/31 .................. 930 823,159
4.40% , 02/15/33 .................. 1,460 1,427,127
5.25% , 04/05/34 .................. 755 771,815
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
5.00% , 01/15/35 .................. USD 520 $ 519,541
4.63% , 02/15/36 .................. 1,490 1,439,848
5.38% , 11/15/54 .................. 220 210,537
5.30% , 11/15/55 .................. 1,500 1,403,194
Arrow Electronics, Inc.
3.88% , 01/12/28 .................. 628 620,273
5.15% , 08/21/29 .................. 690 696,753
2.95% , 02/15/32 .................. 550 488,885
5.88% , 04/10/34 .................. 510 525,033
Avnet, Inc.
6.25% , 03/15/28 .................. 695 713,537
3.00% , 05/15/31 .................. 420 379,263
5.50% , 06/01/32 .................. 355 359,855
CDW LLC
4.25% , 04/01/28 .................. 885 874,890
3.28% , 12/01/28 .................. 845 812,124
3.25% , 02/15/29 .................. 986 942,030
5.10% , 03/01/30 .................. 150 150,480
3.57% , 12/01/31 .................. 1,295 1,191,828
5.55% , 08/22/34 .................. 565 560,083
Coherent Corp., 5.00%, 12/15/29
(d)
....... 1,005 994,549
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 200 198,445
Corning, Inc.
4.70% , 03/15/37 .................. 611 583,415
5.75% , 08/15/40 .................. 513 521,487
4.75% , 03/15/42 .................. 694 626,210
5.35% , 11/15/48 .................. 655 613,024
3.90% , 11/15/49 .................. 570 426,710
4.38% , 11/15/57 .................. 748 585,185
5.85% , 11/15/68 .................. 590 567,349
5.45% , 11/15/79 .................. 1,075 971,280
Crane NXT Co.
6.55% , 11/15/36 .................. 199 202,256
4.20% , 03/15/48 .................. 345 225,299
Flex Ltd.
6.00% , 01/15/28 .................. 520 531,182
4.88% , 06/15/29 .................. 416 417,550
4.88% , 05/12/30 .................. 753 753,073
5.25% , 01/15/32 .................. 805 809,201
5.38% , 11/13/35 .................. 340 337,132
Foxconn Far East Ltd., 2.50%, 10/28/30
(e)
... 600 549,435
Ingram Micro, Inc., 4.75%, 05/15/29
(d)
..... 1,931 1,896,839
Insight Enterprises, Inc., 6.63%, 05/15/32
(d)
.. 530 525,433
Jabil, Inc.
4.25% , 05/15/27 .................. 700 699,468
3.95% , 01/12/28 .................. 767 759,895
4.20% , 02/01/29 .................. 475 469,349
5.45% , 02/01/29 .................. 595 605,743
3.60% , 01/15/30 .................. 617 591,669
3.00% , 01/15/31 .................. 661 609,903
4.75% , 02/01/33 .................. 445 433,339
Keysight Technologies, Inc.
3.00% , 10/30/29 .................. 763 726,425
5.35% , 07/30/30 .................. 465 477,099
4.95% , 10/15/34 .................. 280 278,106
Sensata Technologies, Inc.
(d)
4.38% , 02/15/30 .................. 545 529,140
3.75% , 02/15/31 .................. 600 558,137
6.63% , 07/15/32 .................. 540 556,653
TD SYNNEX Corp.
2.38% , 08/09/28 .................. 875 832,048
4.30% , 01/17/29 .................. 615 608,110
2.65% , 08/09/31 .................. 620 552,983
6.10% , 04/12/34 .................. 590 613,793

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
5.30% , 10/10/35 .................. USD 530 $ 518,302
Teledyne Technologies, Inc.
2.25% , 04/01/28 .................. 230 220,932
2.75% , 04/01/31 .................. 1,158 1,058,474
TTM Technologies, Inc., 4.00%, 03/01/29
(d)
.. 510 494,240
Tyco Electronics Group SA
3.13% , 08/15/27 .................. 1,000 985,367
4.63% , 02/01/30 .................. 620 625,858
4.50% , 02/09/31 .................. 610 607,542
2.50% , 02/04/32 .................. 430 382,781
5.00% , 05/09/35 .................. 285 283,812
4.88% , 02/09/36 .................. 370 364,183
7.13% , 10/01/37 .................. 484 557,090
Vontier Corp.
2.40% , 04/01/28 .................. 744 713,240
2.95% , 04/01/31 .................. 813 742,418
Zebra Technologies Corp., 6.50%, 06/01/32
(d)
. 530 540,302
52,807,504
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.63%, 09/01/32
(d)
.... 785 807,301
Archrock Services LP, 6.00%, 02/01/34
(d)
... 770 774,417
Baker Hughes Holdings LLC
3.34% , 12/15/27 .................. 1,913 1,885,459
4.05% , 03/11/29 .................. 340 337,545
3.14% , 11/07/29 .................. 1,312 1,261,531
4.49% , 05/01/30 .................. 436 436,025
4.35% , 06/15/31 .................. 1,475 1,457,233
4.65% , 06/15/33 .................. 1,175 1,156,677
5.00% , 06/15/36 .................. 1,275 1,254,776
5.13% , 09/15/40 .................. 1,368 1,320,135
4.08% , 12/15/47 .................. 1,526 1,205,189
5.85% , 06/15/56 .................. 1,265 1,248,160
Borr IHC Ltd.
(e)
10.00% , 11/15/28 ................. 1,195 1,245,401
10.38% , 11/15/30 ................. 542 569,341
Bristow Group, Inc., 6.75%, 02/01/33
(d)
..... 500 508,960
Constellation Oil Services Holding SA, 9.38%,
11/07/29
(e)
..................... 600 628,910
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 600 552,481
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
495 522,130
EDO Sukuk Ltd.
(e)
5.66% , 07/03/31 .................. 750 777,085
5.88% , 09/21/33 .................. 900 946,393
5.14% , 01/22/36 .................. 500 500,740
Enerflex, Inc., 6.88%, 01/15/31
(d)
........ 335 344,789
FORESEA Holding SA, 7.50%, 06/15/30
(d)
... 302 298,428
Global Marine, Inc., 7.00%, 06/01/28 ...... 275 277,395
Guara Norte SARL, 5.20%, 06/15/34
(e)
..... 626 614,912
Halliburton Co.
2.92% , 03/01/30 .................. 1,059 997,966
4.85% , 11/15/35 .................. 1,177 1,149,990
6.70% , 09/15/38 .................. 678 752,083
7.45% , 09/15/39 .................. 994 1,168,881
4.50% , 11/15/41 .................. 550 476,959
4.75% , 08/01/43 .................. 759 666,687
5.00% , 11/15/45 .................. 2,260 2,023,994
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
..................... 325 341,647
Helmerich & Payne, Inc.
4.65% , 12/01/27 .................. 660 661,130
4.85% , 12/01/29
(c)
................. 345 345,016
2.90% , 09/29/31 .................. 715 642,321
5.50% , 12/01/34 .................. 380 375,554
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC
(d)
5.88% , 04/01/31 .................. USD 1,000 $ 1,006,642
6.50% , 10/01/33 .................. 690 705,284
6.75% , 10/01/35 .................. 560 581,665
Nabors Industries, Inc.
(d)
9.13% , 01/31/30 .................. 705 740,400
8.88% , 08/15/31 .................. 620 654,305
7.63% , 11/15/32 .................. 545 569,024
Noble Finance II LLC, 8.00%, 04/15/30
(d)
... 1,450 1,509,083
NOV, Inc.
3.60% , 12/01/29 .................. 673 650,945
3.95% , 12/01/42 .................. 1,330 1,050,801
Oceaneering International, Inc.
6.00% , 02/01/28 .................. 710 714,152
Oceanica Lux, 13.00%, 10/02/29
(e)
....... 200 214,000
Patterson-UTI Energy, Inc.
3.95% , 02/01/28 .................. 715 703,774
5.15% , 11/15/29 .................. 449 449,807
7.15% , 10/01/33 .................. 500 541,747
Precision Drilling Corp., 6.88%, 01/15/29
(d)
.. 401 404,573
Schlumberger Holdings Corp.
(d)
5.00% , 05/29/27 .................. 660 665,342
4.50% , 05/15/28 .................. 590 592,205
3.90% , 05/17/28 .................. 1,582 1,570,215
4.30% , 05/01/29 .................. 1,275 1,272,791
5.00% , 11/15/29 .................. 670 683,022
2.65% , 06/26/30 .................. 1,002 933,196
4.85% , 05/15/33
(c)
................. 590 589,837
5.00% , 06/01/34 .................. 555 557,267
Schlumberger Investment SA
2.65% , 06/26/30 .................. 658 615,279
4.55% , 05/07/31 .................. 375 374,350
4.80% , 05/07/33 .................. 375 374,025
5.15% , 05/07/36 .................. 375 374,702
Seadrill Finance Ltd., 8.38%, 08/01/30
(d)
.... 585 611,810
SESI LLC, 7.88%, 09/30/30
(d)
.......... 700 721,350
Star Holding LLC, 8.75%, 08/01/31
(d)
...... 360 367,223
TGS ASA, 8.50%, 01/15/30
(d)
........... 210 220,658
Tidewater, Inc., 9.13%, 07/15/30
(d)
........ 50 53,832
Transocean Aquila Ltd., 8.00%, 09/30/28
(c) (d)
. 363 373,127
Transocean International Ltd.
8.25% , 05/15/29
(d)
................. 825 857,038
8.75% , 02/15/30
(d)
................. 770 806,387
7.50% , 04/15/31 .................. 425 437,415
8.50% , 05/15/31
(d)
................. 760 804,148
7.88% , 10/15/32
(d)
................. 400 428,610
6.80% , 03/15/38 .................. 645 626,695
USA Compression Partners LP
(d)
7.13% , 03/15/29 .................. 1,030 1,064,550
6.25% , 10/01/33 .................. 450 454,035
Valaris Ltd., 8.38%, 04/30/30
(d)
.......... 1,090 1,136,508
Vallourec SACA, 7.50%, 04/15/32
(d)
....... 830 876,393
Viridien, 10.00%, 10/15/30
(d)
........... 20 21,477
WBI Operating LLC
(d)
6.25% , 10/15/30 .................. 535 542,655
6.50% , 10/15/33 .................. 640 646,833
Weatherford International Ltd., 6.75%,
10/15/33
(d)
..................... 970 1,005,829
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 971 1,074,829
62,763,476

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(d)
...... USD 560 $ 221,846
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(c) (d)
.................... 465 390,917
Banijay Entertainment SAS, 8.13%, 05/01/29
(d)
402 414,993
Cinemark USA, Inc.
(d)
5.25% , 07/15/28 .................. 930 926,665
7.00% , 08/01/32 .................. 608 628,236
Discovery Global Holdings, Inc.
3.76% , 03/15/27 .................. 1,160 1,150,795
4.05% , 03/15/29 .................. 1,400 1,363,040
4.28% , 03/15/32 .................. 2,719 2,462,531
5.05% , 03/15/42 .................. 4,330 3,107,736
5.14% , 03/15/52 .................. 853 563,058
Live Nation Entertainment, Inc.
(d)
6.50% , 05/15/27 .................. 1,167 1,167,956
4.75% , 10/15/27 .................. 1,020 1,016,625
3.75% , 01/15/28 .................. 605 594,160
NBCUniversal Media LLC
6.40% , 04/30/40 .................. 365 385,464
5.95% , 04/01/41 .................. 803 812,415
4.45% , 01/15/43 .................. 1,165 964,535
Netflix, Inc.
4.88% , 04/15/28 .................. 2,069 2,094,248
5.88% , 11/15/28 .................. 1,988 2,063,485
6.38% , 05/15/29 .................. 1,074 1,135,314
5.38% , 11/15/29
(d)
................. 1,140 1,171,536
4.88% , 06/15/30
(d)
................. 1,250 1,266,144
4.90% , 08/15/34 .................. 1,110 1,115,249
5.40% , 08/15/54 .................. 1,075 1,030,875
Playtika Holding Corp., 4.25%, 03/15/29
(c) (d)
.. 645 557,882
ROBLOX Corp., 3.88%, 05/01/30
(d)
....... 1,088 1,031,325
Take-Two Interactive Software, Inc.
4.95% , 03/28/28 .................. 1,553 1,564,784
5.40% , 06/12/29 .................. 750 764,660
4.00% , 04/14/32 .................. 575 548,278
5.60% , 06/12/34 .................. 530 540,485
Tencent Music Entertainment Group, 2.00%,
09/03/30 ...................... 705 635,757
TWDC Enterprises 18 Corp.
2.95% , 06/15/27 .................. 676 667,654
7.00% , 03/01/32 .................. 813 910,809
4.38% , 08/16/41 .................. 647 572,142
Series E , 4.13% , 12/01/41 ............ 652 558,689
3.70% , 12/01/42 .................. 525 415,122
4.13% , 06/01/44 .................. 1,113 916,043
3.00% , 07/30/46 .................. 665 452,760
Walt Disney Co. (The)
2.20% , 01/13/28 .................. 578 561,126
3.75% , 03/14/29 .................. 1,545 1,524,384
2.00% , 09/01/29 .................. 2,572 2,393,715
3.80% , 03/22/30 .................. 1,660 1,627,305
2.65% , 01/13/31 .................. 2,081 1,931,314
4.00% , 03/14/31 .................. 1,500 1,474,874
6.55% , 03/15/33 .................. 398 442,338
6.20% , 12/15/34 .................. 955 1,049,095
6.40% , 12/15/35 .................. 949 1,051,442
4.63% , 03/14/36 .................. 1,025 996,522
6.15% , 03/01/37 .................. 476 518,785
6.65% , 11/15/37 .................. 1,209 1,361,919
4.63% , 03/23/40 .................. 885 828,676
3.50% , 05/13/40 .................. 1,800 1,476,662
6.15% , 02/15/41 .................. 817 875,333
5.40% , 10/01/43 .................. 536 525,343
4.75% , 09/15/44 .................. 842 749,724
4.95% , 10/15/45 .................. 610 555,436
Security
Par (000)
Par (000) Value
Entertainment (continued)
7.75% , 12/01/45 .................. USD 455 $ 562,786
4.75% , 11/15/46 .................. 872 766,624
2.75% , 09/01/49 .................. 2,205 1,361,096
4.70% , 03/23/50 .................. 1,245 1,084,249
3.60% , 01/13/51 .................. 2,632 1,905,712
3.80% , 05/13/60 .................. 1,050 747,604
WMG Acquisition Corp.
(d)
3.75% , 12/01/29 .................. 1,195 1,136,030
3.88% , 07/15/30 .................. 720 679,166
3.00% , 02/15/31
(c)
................. 1,115 1,028,484
65,399,957
Financial Services — 0.7%
Apollo Global Management, Inc.
4.60% , 01/15/31 .................. 635 628,582
6.38% , 11/15/33 .................. 723 772,631
5.15% , 08/12/35 .................. 780 758,546
5.70% , 03/30/36 .................. 550 551,814
5.80% , 05/21/54 .................. 825 779,994
Armor Holdco, Inc., 8.50%, 11/15/29
(d)
..... 360 356,641
Atlas Warehouse Lending Co. LP
(d)
4.63% , 11/15/28 .................. 250 246,890
5.25% , 01/15/33 .................. 250 244,640
Berkshire Hathaway, Inc., 4.50%, 02/11/43
(c)
. 1,090 983,829
Block Financial LLC
2.50% , 07/15/28 .................. 927 878,857
3.88% , 08/15/30 .................. 865 813,860
5.38% , 09/15/32 .................. 590 575,576
Block, Inc.
5.63% , 08/15/30
(d)
................. 1,615 1,615,789
3.50% , 06/01/31 .................. 1,022 930,837
6.50% , 05/15/32 .................. 2,015 2,053,746
6.00% , 08/15/33
(d)
................. 925 924,398
Burford Capital Global Finance LLC
(d)
6.25% , 04/15/28 .................. 395 384,833
6.88% , 04/15/30 .................. 405 375,821
9.25% , 07/01/31 .................. 695 647,167
7.50% , 07/15/33 .................. 200 164,190
8.50% , 01/15/34
(c)
................. 470 397,202
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%, 07/30/29
(e)
....... 200 209,041
CDK Steerco Co-Op
(b)
7.25% , 06/15/29 .................. 815 489,000
8.00% , 06/15/29 .................. 675 405,000
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 800 798,755
China Cinda 2020 I Management Ltd.
(e)
5.38% , 07/23/27 .................. 400 403,351
2.50% , 01/20/28 .................. 400 387,125
4.38% , 11/13/28 .................. 400 399,014
5.75% , 05/28/29 .................. 800 826,328
5.50% , 01/23/30 .................. 400 411,429
3.13% , 03/18/30 .................. 1,000 947,600
3.00% , 01/20/31 .................. 1,200 1,115,291
China Development Bank Financial Leasing Co.
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.93%), 4.60%,
11/10/35
(e) (g)
.................... 200 199,478
CIMIC Finance Ltd., 6.00%, 04/22/36
(d)
..... 500 493,793
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(d)
..................... 1,103 1,086,487
CK Hutchison International 19 II Ltd.
(d)
2.75% , 09/06/29 .................. 805 763,246
3.38% , 09/06/49
(c)
................. 750 535,183

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(c) (d)
.................... USD 1,017 $ 994,098
Clifford Capital Holdings Pte. Ltd., 3.97%,
09/30/28
(e)
..................... 600 595,283
Coastal Emerald Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.78%),
6.50%
(g) (h)
..................... 1,000 1,021,461
4.60% , 04/16/28 .................. 600 602,277
Corebridge Financial, Inc.
3.85% , 04/05/29 .................. 1,370 1,341,882
3.90% , 04/05/32 .................. 1,325 1,246,403
6.05% , 09/15/33 .................. 545 573,321
5.75% , 01/15/34 .................. 815 837,701
4.35% , 04/05/42 .................. 565 470,398
4.40% , 04/05/52 .................. 1,495 1,184,016
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(g)
.................... 1,010 1,024,968
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 288 303,414
CrossCountry Intermediate HoldCo LLC
(d)
6.50% , 10/01/30 .................. 870 855,425
6.75% , 12/01/32 .................. 550 532,797
EDP Finance BV, 1.71%, 01/24/28
(d)
...... 800 762,295
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 560 578,599
Equitable America Global Funding
(d)
3.95% , 09/15/27 .................. 75 74,340
4.30% , 12/15/28 .................. 390 386,207
4.70% , 09/15/32 .................. 505 493,714
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 984 979,584
4.57% , 02/15/29
(d)
................. 790 782,498
5.59% , 01/11/33 .................. 710 725,857
5.00% , 04/20/48 .................. 1,070 923,672
Essent Group Ltd., 6.25%, 07/01/29 ...... 290 299,887
Far East Horizon Ltd.
(e)
5.88% , 03/05/28 .................. 600 600,749
6.00% , 10/01/28 .................. 600 602,879
5.25% , 01/13/29 .................. 200 197,032
Fidelity National Information Services, Inc.
1.65% , 03/01/28 .................. 795 754,221
4.45% , 03/10/28 .................. 685 683,075
4.55% , 03/10/29 .................. 1,270 1,264,887
3.75% , 05/21/29 .................. 600 583,017
4.80% , 03/10/31 .................. 1,060 1,053,977
5.10% , 07/15/32 .................. 420 420,226
3.10% , 03/01/41 .................. 1,245 896,046
4.50% , 08/15/46 .................. 495 399,344
Fiserv, Inc.
2.25% , 06/01/27 .................. 1,178 1,149,867
5.45% , 03/02/28 .................. 1,040 1,053,020
5.38% , 08/21/28 .................. 1,040 1,054,625
4.20% , 10/01/28 .................. 1,009 997,835
3.50% , 07/01/29 .................. 2,925 2,811,197
4.75% , 03/15/30 .................. 825 817,826
2.65% , 06/01/30 .................. 1,071 979,674
4.55% , 02/15/31 .................. 550 538,582
5.35% , 03/15/31 .................. 710 718,707
5.60% , 03/02/33 .................. 620 627,879
5.63% , 08/21/33 .................. 1,650 1,671,027
5.45% , 03/15/34 .................. 860 854,440
5.15% , 08/12/34 .................. 1,310 1,275,162
5.25% , 08/11/35 .................. 755 736,345
4.40% , 07/01/49 .................. 2,236 1,691,764
Security
Par (000)
Par (000) Value
Financial Services (continued)
Freedom Mortgage Corp.
(d)
6.63% , 01/15/27 .................. USD 555 $ 555,091
12.25% , 10/01/30 ................. 545 591,335
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 .................. 1,100 1,139,507
6.88% , 05/01/31 .................. 700 675,030
9.13% , 05/15/31 .................. 715 740,635
8.38% , 04/01/32 .................. 635 643,364
7.88% , 04/01/33 .................. 400 390,140
Gabon Blue Bond Master Trust, 6.10%,
08/01/38
(d)
..................... 500 497,022
Global Payments, Inc.
4.95% , 08/15/27 .................. 545 546,603
4.55% , 03/15/28 .................. 375 373,551
4.45% , 06/01/28 .................. 642 636,740
4.50% , 11/15/28 .................. 1,395 1,383,960
3.20% , 08/15/29 .................. 1,537 1,451,440
5.30% , 08/15/29 .................. 630 633,768
2.90% , 05/15/30 .................. 1,110 1,016,746
4.88% , 11/15/30 .................. 965 947,143
2.90% , 11/15/31 .................. 980 862,075
5.40% , 08/15/32 .................. 360 357,694
5.20% , 11/15/32 .................. 685 669,304
5.40% , 03/15/33 .................. 400 390,782
5.55% , 11/15/35 .................. 1,845 1,779,259
4.15% , 08/15/49 .................. 961 685,018
5.95% , 08/15/52
(c)
................. 725 671,242
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31 .................. 405 416,494
6.38% , 07/01/34 .................. 720 737,079
6.75% , 07/15/35 .................. 275 287,340
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 800 731,449
Inventive Global Investments Ltd.
(e)
3.88% , 11/19/27 .................. 200 198,965
(SOFR Index + 0.48%), 4.15% , 11/19/28
(g)
600 599,848
Jackson Financial, Inc.
5.17% , 06/08/27 .................. 800 803,980
3.13% , 11/23/31 .................. 650 581,307
5.67% , 06/08/32 .................. 360 364,241
4.00% , 11/23/51 .................. 1,040 691,755
Jefferies Finance LLC
(d)
5.00% , 08/15/28 .................. 965 924,943
6.63% , 10/15/31 .................. 505 491,725
Jefferson Capital Holdings LLC
(d)
9.50% , 02/15/29 .................. 400 420,888
8.25% , 05/15/30 .................. 265 277,289
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 500 492,055
JIC Zhixin Ltd., 2.13%, 08/27/30
(e)
........ 1,000 914,319
KODIT Global Co. Ltd., 5.36%, 05/29/27
(e)
... 200 201,889
Korea Ocean Business Corp.
(e)
5.38% , 05/02/27 .................. 200 202,009
4.50% , 05/03/28 .................. 200 200,661
5.25% , 05/02/29 .................. 400 409,079
4.63% , 05/09/30 .................. 400 402,318
LD Holdings Group LLC
(d)
8.75% , 11/01/27
(c)
................. 362 338,195
6.13% , 04/01/28 .................. 535 461,919
LSEG Finance plc
(d)
2.00% , 04/06/28 .................. 1,375 1,312,227
2.50% , 04/06/31 .................. 1,024 924,564
3.20% , 04/06/41 .................. 905 682,748
Lseg US Fin Corp.
(d)
4.25% , 03/23/29 .................. 800 793,641
4.50% , 03/23/31 .................. 800 791,138

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.30% , 03/28/34 .................. USD 880 $ 888,242
5.25% , 03/23/36 .................. 285 283,830
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e) (g)
.................... 450 459,593
Mastercard, Inc.
4.10% , 01/15/28 .................. 685 685,488
3.50% , 02/26/28 .................. 470 465,425
4.88% , 03/09/28 .................. 1,165 1,181,004
4.55% , 03/15/28 .................. 595 599,990
2.95% , 06/01/29 .................. 1,049 1,011,847
3.35% , 03/26/30 .................. 1,670 1,614,768
1.90% , 03/15/31 .................. 697 621,309
2.00% , 11/18/31 .................. 837 742,838
4.35% , 01/15/32 .................. 1,260 1,251,079
4.95% , 03/15/32 .................. 690 708,441
4.85% , 03/09/33 .................. 950 962,210
4.88% , 05/09/34 .................. 830 836,281
4.55% , 01/15/35 .................. 1,090 1,068,816
3.80% , 11/21/46 .................. 682 528,906
3.95% , 02/26/48 .................. 648 511,604
3.65% , 06/01/49 .................. 1,067 791,108
3.85% , 03/26/50 .................. 1,421 1,089,281
2.95% , 03/15/51 .................. 675 434,460
MGIC Investment Corp., 5.25%, 08/15/28 ... 590 589,570
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 .................. 1,113 1,104,554
5.63% , 01/15/30 .................. 425 405,279
Mitsubishi HC Capital, Inc.
(d)
5.08% , 09/15/27 .................. 560 563,672
3.97% , 04/13/30 .................. 300 291,600
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(d)
. 545 374,102
National Rural Utilities Cooperative Finance
Corp.
5.10% , 05/06/27 .................. 625 630,586
4.12% , 09/16/27 .................. 550 548,636
3.95% , 12/10/27 .................. 225 223,861
3.40% , 02/07/28 .................. 799 787,482
4.75% , 02/07/28 .................. 245 246,762
4.80% , 03/15/28 .................. 595 599,522
Series D , 4.15% , 08/25/28 ........... 530 527,657
5.05% , 09/15/28 .................. 625 634,602
3.90% , 11/01/28 .................. 385 380,618
4.85% , 02/07/29 .................. 570 576,567
Series D , 4.05% , 02/09/29 ........... 620 615,463
3.70% , 03/15/29 .................. 830 814,674
4.40% , 05/11/29 .................. 300 300,177
5.15% , 06/15/29 .................. 480 490,838
4.95% , 02/07/30 .................. 270 274,489
2.40% , 03/15/30 .................. 220 203,798
4.30% , 12/10/30 .................. 660 654,500
5.00% , 02/07/31 .................. 635 647,877
1.35% , 03/15/31 .................. 385 330,367
1.65% , 06/15/31 .................. 490 424,037
8.00% , 03/01/32 .................. 450 522,032
2.75% , 04/15/32 .................. 620 558,630
4.02% , 11/01/32 .................. 644 619,132
4.15% , 12/15/32 .................. 465 451,989
5.80% , 01/15/33 .................. 720 759,719
5.00% , 08/15/34 .................. 360 362,980
4.40% , 11/01/48 .................. 925 757,948
4.30% , 03/15/49 .................. 881 718,872
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13% ,
09/15/53
(g)
.................... 580 602,772
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationwide Building Society
(d)
4.85% , 07/27/27 .................. USD 1,035 $ 1,041,519
4.30% , 03/08/29
(g)
................. 1,300 1,291,468
(1-day SOFR + 1.06%), 4.65% , 07/14/29
(g)
600 600,647
5.13% , 07/29/29 .................. 1,005 1,022,168
3.96% , 07/18/30
(g)
................. 1,310 1,279,672
4.35% , 09/30/30 .................. 600 592,564
(5-Year USD Swap Rate + 1.85%), 4.13% ,
10/18/32
(g)
.................... 230 227,172
(1-day SOFR + 1.65%), 5.54% , 07/14/36
(g)
730 736,155
NCR Atleos Corp., 9.50%, 04/01/29
(d)
...... 1,325 1,409,751
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 270 276,692
NTT Finance Corp.
(d)
5.10% , 07/02/27 .................. 840 846,914
4.57% , 07/16/27 .................. 1,010 1,012,226
4.37% , 07/27/27 .................. 819 819,073
1.59% , 04/03/28 .................. 1,577 1,495,390
4.62% , 07/16/28 .................. 1,300 1,304,409
5.11% , 07/02/29 .................. 845 858,583
4.88% , 07/16/30 .................. 975 981,705
2.07% , 04/03/31 .................. 955 842,654
5.14% , 07/02/31 .................. 1,110 1,125,914
5.17% , 07/16/32 .................. 1,175 1,187,042
5.50% , 07/16/35 .................. 1,785 1,816,437
Omniyat Sukuk 1 Ltd.
(e)
8.38% , 05/06/28 .................. 600 586,763
7.25% , 03/04/31 .................. 400 356,770
ORIX Corp.
3.70% , 07/18/27 .................. 271 268,670
5.00% , 09/13/27 .................. 285 287,053
4.65% , 09/10/29 .................. 625 628,888
4.45% , 09/09/30 .................. 350 347,093
2.25% , 03/09/31 .................. 805 716,945
4.00% , 04/13/32 .................. 350 334,668
5.20% , 09/13/32
(c)
................. 670 681,613
5.40% , 02/25/35 .................. 475 479,681
Oxford Finance LLC, 7.75%, 05/15/31
(d)
.... 365 363,332
PayPal Holdings, Inc.
3.90% , 06/01/27 .................. 210 209,237
4.45% , 03/06/28 .................. 915 916,526
2.85% , 10/01/29 .................. 1,774 1,680,155
2.30% , 06/01/30 .................. 950 870,452
4.40% , 06/01/32 .................. 938 919,540
5.15% , 06/01/34
(c)
................. 1,015 1,007,674
5.10% , 04/01/35
(c)
................. 540 535,627
3.25% , 06/01/50 .................. 1,313 844,174
5.05% , 06/01/52 .................. 1,295 1,105,490
5.50% , 06/01/54 .................. 595 538,776
5.25% , 06/01/62 .................. 625 540,076
Paysafe Finance plc, 4.00%, 06/15/29
(d)
.... 395 330,952
PennyMac Financial Services, Inc.
(d)
4.25% , 02/15/29 .................. 655 625,154
7.88% , 12/15/29 .................. 915 950,255
7.13% , 11/15/30 .................. 655 663,021
5.75% , 09/15/31 .................. 580 551,938
6.88% , 05/15/32 .................. 690 682,641
6.88% , 02/15/33 .................. 850 835,519
6.75% , 02/15/34 .................. 575 556,283
Petronas Capital Ltd.
(e)
3.50% , 04/21/30 .................. 2,100 2,031,763
4.95% , 01/03/31 .................. 1,600 1,635,099
2.48% , 01/28/32 .................. 1,400 1,258,433
5.34% , 04/03/35 .................. 1,800 1,855,485
4.50% , 03/18/45
(c)
................. 1,600 1,404,404
4.55% , 04/21/50 .................. 2,800 2,425,250

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.85% , 04/03/55 .................. USD 1,600 $ 1,651,288
4.80% , 04/21/60 .................. 1,000 879,082
3.40% , 04/28/61 .................. 1,800 1,199,092
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(d)
.. 695 701,943
Planet Financial Group LLC, 10.50%,
12/15/29
(d)
..................... 505 491,772
Provident Funding Associates LP, 9.75%,
09/15/29
(d)
..................... 610 634,708
Radian Group, Inc., 6.20%, 05/15/29 ...... 625 646,335
REC Ltd.
(e)
3.88% , 07/07/27 .................. 600 594,263
4.63% , 03/22/28 .................. 400 399,014
5.63% , 04/11/28 .................. 1,000 1,014,965
4.75% , 09/27/29 .................. 200 199,606
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 .................. 770 785,460
6.13% , 08/01/30 .................. 1,915 1,944,368
7.13% , 02/01/32 .................. 1,040 1,075,400
6.38% , 08/01/33 .................. 1,940 1,967,238
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 .................. 500 495,527
3.63% , 03/01/29 .................. 765 732,618
3.88% , 03/01/31 .................. 1,085 1,007,723
4.00% , 10/15/33 .................. 876 789,560
Shell International Finance BV
2.38% , 11/07/29 .................. 265 248,544
2.75% , 04/06/30
(c)
................. 365 344,641
4.13% , 05/11/35
(c)
................. 125 122,611
2.88% , 11/26/41 .................. 760 553,920
3.63% , 08/21/42 .................. 665 525,248
4.38% , 05/11/45 .................. 270 227,738
4.00% , 05/10/46 .................. 110 87,083
3.25% , 04/06/50
(c)
................. 20 13,575
Shift4 Payments LLC, 6.75%, 08/15/32
(d)
... 1,500 1,497,517
Siemens Financieringsmaatschappij NV
(d)
1.70% , 03/11/28 .................. 1,315 1,258,834
2.15% , 03/11/31 .................. 1,330 1,200,466
2.88% , 03/11/41 .................. 2,350 1,754,596
4.40% , 05/27/45 .................. 975 845,301
3.30% , 09/15/46 .................. 1,780 1,286,990
4.20% , 03/16/47 .................. 760 631,521
Sobha Sukuk Ltd., 8.75%, 07/17/28
(e)
...... 400 398,127
Stena International SA
(d)
7.25% , 01/15/31 .................. 695 706,496
7.63% , 02/15/31 .................. 405 415,222
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30
(d)
760 797,346
Synchrony Bank, 5.63%, 08/23/27 ....... 509 513,746
United Wholesale Mortgage LLC
(d)
5.75% , 06/15/27 .................. 510 507,749
5.50% , 04/15/29 .................. 870 829,490
UWM Holdings LLC
(d)
6.63% , 02/01/30 .................. 875 839,876
6.25% , 03/15/31 .................. 985 914,904
Velocity Commercial Capital LLC, 9.38%,
02/15/31
(d)
..................... 480 496,348
Visa, Inc.
0.75% , 08/15/27 .................. 815 781,740
2.75% , 09/15/27 .................. 1,106 1,087,197
3.80% , 02/12/29 .................. 650 645,171
2.05% , 04/15/30 .................. 1,742 1,603,929
4.10% , 02/12/31 .................. 490 488,098
1.10% , 02/15/31 .................. 1,320 1,144,911
4.40% , 02/12/33 .................. 560 554,439
4.15% , 12/14/35 .................. 1,879 1,797,615
4.70% , 02/12/36 .................. 630 623,639
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.70% , 04/15/40 .................. USD 1,145 $ 867,665
4.30% , 12/14/45 .................. 3,492 2,972,343
3.65% , 09/15/47 .................. 578 440,860
2.00% , 08/15/50
(c)
................. 2,140 1,132,806
Voya Financial, Inc.
5.00% , 09/20/34
(c)
................. 510 499,598
5.05% , 03/02/36 .................. 445 430,403
5.70% , 07/15/43 .................. 600 576,888
4.80% , 06/15/46 .................. 370 317,187
4.70% , 01/23/48
(g)
................. 225 216,555
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
... 125 124,247
Western Union Co. (The)
4.75% , 06/15/29 .................. 310 308,159
2.75% , 03/15/31
(c)
................. 505 456,208
6.20% , 11/17/36
(c)
................. 760 786,821
WEX, Inc., 6.50%, 03/15/33
(d)
.......... 560 557,469
Woodside Finance Ltd.
3.70% , 03/15/28
(d)
................. 1,135 1,118,395
4.50% , 03/04/29
(d)
................. 1,388 1,382,525
5.40% , 05/19/30 .................. 290 296,019
5.10% , 09/12/34 .................. 1,075 1,059,510
6.00% , 05/19/35 .................. 1,075 1,118,683
5.70% , 09/12/54 .................. 1,125 1,049,955
244,663,303
Food Products — 0.6%
Adecoagro SA, 7.50%, 07/29/32
(e)
........ 500 494,153
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 450 430,997
Almarai Co. JSC, 5.23%, 07/25/33
(e)
...... 800 801,220
Almarai Sukuk Ltd., 4.45%, 09/24/30
(e)
..... 400 392,505
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(c) (e)
............... 800 788,476
Aragvi Finance International DAC, 11.13%,
11/20/29
(e)
..................... 800 766,155
Archer-Daniels-Midland Co.
3.25% , 03/27/30 .................. 1,333 1,276,976
2.90% , 03/01/32 .................. 860 785,182
5.94% , 10/01/32 .................. 540 577,108
4.50% , 08/15/33 .................. 525 518,561
5.38% , 09/15/35 .................. 485 499,859
4.54% , 03/26/42 .................. 720 637,306
4.02% , 04/16/43 .................. 445 365,286
3.75% , 09/15/47 .................. 472 357,008
4.50% , 03/15/49 .................. 650 548,082
2.70% , 09/15/51 .................. 1,204 717,687
B&G Foods, Inc.
5.25% , 09/15/27
(c)
................. 535 516,365
8.00% , 09/15/28
(d)
................. 805 798,451
Bimbo Bakeries USA, Inc.
(e)
6.05% , 01/15/29 .................. 800 825,502
6.40% , 01/15/34 .................. 790 843,322
5.38% , 01/09/36 .................. 600 599,126
4.00% , 05/17/51 .................. 800 600,155
Blossom Joy Ltd., 2.20%, 10/21/30
(e)
...... 800 728,711
BRF SA
(e)
4.88% , 01/24/30 .................. 400 382,201
5.75% , 09/21/50 .................. 820 664,517
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 770 764,257
4.10% , 01/07/28 .................. 500 498,134
4.20% , 09/17/29 .................. 515 510,350
4.55% , 08/04/30 .................. 795 792,371
3.20% , 04/21/31 .................. 601 561,566
2.75% , 05/14/31 .................. 1,340 1,224,254
4.80% , 03/19/33 .................. 405 402,178

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.65% , 09/17/34 .................. USD 865 $ 836,284
5.15% , 08/04/35 .................. 805 803,121
5.15% , 03/19/36 .................. 450 446,241
Campbell's Co. (The)
4.15% , 03/15/28 .................. 1,250 1,237,009
5.20% , 03/21/29 .................. 1,030 1,040,744
2.38% , 04/24/30 .................. 395 355,680
4.55% , 03/21/31 .................. 795 771,291
5.40% , 03/21/34 .................. 585 568,533
4.75% , 03/23/35
(c)
................. 1,020 939,454
4.80% , 03/15/48 .................. 805 637,378
3.13% , 04/24/50 .................. 748 445,966
5.25% , 10/13/54 .................. 595 487,177
Cargill, Inc.
(d)
4.63% , 02/11/28 .................. 715 720,192
3.25% , 05/23/29 .................. 990 958,616
2.13% , 04/23/30 .................. 1,270 1,160,425
4.13% , 10/23/30 .................. 595 585,345
1.70% , 02/02/31 .................. 985 866,936
2.13% , 11/10/31 .................. 1,435 1,264,396
4.00% , 06/22/32 .................. 860 828,274
5.13% , 10/11/32 .................. 860 879,037
4.75% , 04/24/33 .................. 675 671,341
5.13% , 02/11/35 .................. 385 389,623
4.76% , 11/23/45 .................. 765 678,477
3.88% , 05/23/49 .................. 480 368,057
3.13% , 05/25/51 .................. 964 633,963
4.38% , 04/22/52 .................. 865 701,033
5.38% , 10/23/55 .................. 565 529,016
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 400 370,241
China Modern Dairy Holdings Ltd., 4.88%,
07/10/30
(e)
..................... 400 395,411
Chobani LLC
(d)
4.63% , 11/15/28 .................. 450 445,214
7.63% , 07/01/29 .................. 530 547,698
6.38% , 04/15/34 .................. 343 350,075
Conagra Brands, Inc.
1.38% , 11/01/27 .................. 972 926,188
7.00% , 10/01/28 .................. 367 384,899
4.85% , 11/01/28 .................. 1,655 1,657,843
5.00% , 08/01/30 .................. 1,010 1,011,144
8.25% , 09/15/30 .................. 245 276,214
5.75% , 08/01/35
(c)
................. 690 693,300
5.30% , 11/01/38 .................. 1,331 1,239,658
5.40% , 11/01/48 .................. 1,237 1,055,570
Darling Ingredients, Inc.
(d)
5.25% , 04/15/27 .................. 492 491,763
6.00% , 06/15/30 .................. 1,070 1,079,458
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 .................. 545 562,503
9.63% , 09/15/32 .................. 455 471,347
Flowers Foods, Inc.
2.40% , 03/15/31 .................. 844 723,848
5.75% , 03/15/35
(c)
................. 625 601,894
6.20% , 03/15/55 .................. 240 201,499
Froneri Lux Finco SARL, 6.00%, 08/01/32
(d)
.. 280 277,020
General Mills, Inc.
4.20% , 04/17/28 .................. 1,623 1,614,478
5.50% , 10/17/28 .................. 725 741,799
4.88% , 01/30/30 .................. 755 760,614
2.88% , 04/15/30 .................. 883 825,195
2.25% , 10/14/31 .................. 805 707,530
4.95% , 03/29/33 .................. 601 595,147
5.25% , 01/30/35
(c)
................. 570 567,140
Security
Par (000)
Par (000) Value
Food Products (continued)
5.40% , 06/15/40 .................. USD 465 $ 451,089
4.15% , 02/15/43 .................. 646 517,041
4.70% , 04/17/48 .................. 455 377,930
3.00% , 02/01/51 .................. 903 552,011
Gruma SAB de CV
(e)
5.39% , 12/09/34 .................. 600 609,170
5.76% , 12/09/54 .................. 200 195,747
Grupo Bimbo SAB de CV
(e)
4.88% , 06/27/44
(c)
................. 400 357,576
4.70% , 11/10/47 .................. 600 513,878
4.00% , 09/06/49 .................. 600 457,558
Grupo Nutresa SA
8.00% , 05/12/30
(e)
................. 1,600 1,692,542
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.10%),
7.88%
(d) (g) (h)
.................... 1,200 1,192,764
9.00% , 05/12/35
(e)
................. 1,600 1,784,750
Hershey Co. (The)
4.55% , 02/24/28 .................. 175 176,353
4.25% , 05/04/28 .................. 725 726,450
2.45% , 11/15/29 .................. 934 878,444
4.75% , 02/24/30 .................. 475 481,690
1.70% , 06/01/30 .................. 675 606,816
4.95% , 02/24/32 .................. 495 505,782
4.50% , 05/04/33 .................. 565 561,631
5.10% , 02/24/35 .................. 535 546,260
3.38% , 08/15/46 .................. 300 217,639
3.13% , 11/15/49 .................. 435 290,429
2.65% , 06/01/50 .................. 450 272,395
Hormel Foods Corp.
1.70% , 06/03/28 .................. 817 775,533
1.80% , 06/11/30 .................. 1,090 981,516
3.05% , 06/03/51 .................. 1,001 637,038
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40% , 06/09/31 .................. 1,200 1,112,100
3.54% , 04/27/32 .................. 400 369,393
4.75% , 06/09/51 .................. 600 485,889
4.81% , 04/27/52 .................. 400 323,651
Industrial F&B Investments III, Inc., 7.75%,
02/11/33
(d)
..................... 710 717,870
Ingredion, Inc.
2.90% , 06/01/30 .................. 794 743,952
3.90% , 06/01/50 .................. 510 377,511
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 183,444
J M Smucker Co. (The)
3.38% , 12/15/27 .................. 942 927,815
5.90% , 11/15/28 .................. 940 972,606
2.38% , 03/15/30 .................. 520 479,914
2.13% , 03/15/32 .................. 630 541,922
6.20% , 11/15/33 .................. 1,040 1,108,462
4.25% , 03/15/35 .................. 795 737,054
6.50% , 11/15/43 .................. 1,020 1,067,998
4.38% , 03/15/45 .................. 934 763,400
6.50% , 11/15/53
(c)
................. 860 900,703
J&F LUXEMBOURG FINANCE SARL, 8.00%,
04/23/33
(d)
..................... 200 198,047
JBS NV
3.00% , 02/02/29 .................. 510 489,852
3.75% , 12/01/31 .................. 658 615,827
3.63% , 01/15/32 .................. 1,301 1,203,743
3.00% , 05/15/32 .................. 890 792,616
5.75% , 04/01/33 .................. 1,669 1,718,316
6.75% , 03/15/34 .................. 571 621,981
5.95% , 04/20/35 .................. 1,060 1,095,493
5.50% , 01/15/36 .................. 940 936,919

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
5.63% , 03/10/37
(d)
................. USD 1,155 $ 1,151,495
4.38% , 02/02/52 .................. 1,035 777,513
6.50% , 12/01/52 .................. 1,650 1,653,191
7.25% , 11/15/53 .................. 940 1,021,817
6.38% , 02/25/55 .................. 720 711,505
6.25% , 03/01/56 .................. 1,380 1,334,302
6.40% , 05/10/57
(d)
................. 670 658,631
6.38% , 04/15/66 .................. 1,005 967,492
JDE Peet's NV, 2.25%, 09/24/31
(d)
........ 710 618,510
Kellanova
3.40% , 11/15/27 .................. 1,020 1,007,761
4.30% , 05/15/28 .................. 745 745,525
2.10% , 06/01/30 .................. 1,025 933,791
Series B , 7.45% , 04/01/31 ............ 922 1,037,139
5.25% , 03/01/33 .................. 435 444,562
4.50% , 04/01/46 .................. 715 608,691
5.75% , 05/16/54 .................. 440 429,113
Kraft Heinz Foods Co.
(i)
3.88% , 05/15/27 .................. 1,355 1,348,634
4.63% , 01/30/29 .................. 542 543,770
3.75% , 04/01/30 .................. 775 750,177
4.25% , 03/01/31 .................. 432 423,960
5.20% , 03/15/32 .................. 435 440,638
6.75% , 03/15/32 .................. 535 578,923
5.40% , 03/15/35 .................. 575 578,438
5.00% , 07/15/35 .................. 845 821,788
6.88% , 01/26/39 .................. 690 749,826
7.13% , 08/01/39
(d)
................. 1,025 1,123,269
4.63% , 10/01/39 .................. 470 415,010
6.50% , 02/09/40 .................. 710 743,316
5.00% , 06/04/42 .................. 1,490 1,315,467
5.20% , 07/15/45 .................. 1,965 1,720,180
4.38% , 06/01/46 .................. 2,872 2,249,195
4.88% , 10/01/49 .................. 1,895 1,552,046
5.50% , 06/01/50 .................. 430 384,639
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 .................. 585 581,878
4.13% , 01/31/30 .................. 960 919,828
4.38% , 01/31/32 .................. 744 700,874
Land O'Lakes Capital Trust I, 7.45%,
03/15/28
(c) (d)
.................... 230 235,269
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,200 1,074,414
Mars, Inc.
(d)
4.60% , 03/01/28 .................. 2,185 2,198,219
4.55% , 04/20/28 .................. 1,405 1,414,029
4.80% , 03/01/30 .................. 3,365 3,398,853
3.20% , 04/01/30 .................. 1,199 1,145,081
4.65% , 04/20/31 .................. 1,035 1,042,155
5.00% , 03/01/32 .................. 1,465 1,485,951
1.63% , 07/16/32 .................. 1,400 1,172,921
4.75% , 04/20/33 .................. 1,150 1,138,216
3.60% , 04/01/34 .................. 857 779,818
5.20% , 03/01/35 .................. 5,070 5,111,191
3.88% , 04/01/39 .................. 825 713,518
2.38% , 07/16/40 .................. 1,190 834,985
3.95% , 04/01/44 .................. 805 650,216
5.65% , 05/01/45 .................. 2,985 2,934,572
3.95% , 04/01/49 .................. 960 738,635
2.45% , 07/16/50 .................. 270 153,722
4.13% , 04/01/54 .................. 590 454,659
5.70% , 05/01/55 .................. 4,640 4,511,558
4.20% , 04/01/59 .................. 627 479,247
5.80% , 05/01/65 .................. 270 263,789
McCormick & Co., Inc.
3.40% , 08/15/27 .................. 923 911,452
Security
Par (000)
Par (000) Value
Food Products (continued)
4.15% , 02/15/29 .................. USD 335 $ 332,012
2.50% , 04/15/30 .................. 870 803,022
1.85% , 02/15/31 .................. 752 659,128
4.95% , 04/15/33 .................. 590 586,443
4.70% , 10/15/34 .................. 545 523,689
4.20% , 08/15/47 .................. 700 544,606
Mead Johnson Nutrition Co., 4.60%, 06/01/44 600 519,877
MHP Lux SA, 10.50%, 07/28/29
(e)
........ 600 613,795
Minerva Luxembourg SA
4.38% , 03/18/31
(c) (e)
................ 1,200 1,077,112
8.88% , 09/13/33
(c) (e)
................ 800 853,360
7.50% , 04/22/36
(d)
................. 600 588,356
Mondelez International, Inc.
4.25% , 05/06/28 .................. 310 309,696
4.13% , 05/07/28 .................. 995 989,684
4.75% , 02/20/29 .................. 820 828,866
2.75% , 04/13/30 .................. 1,238 1,156,782
4.50% , 05/06/30 .................. 250 249,277
1.50% , 02/04/31 .................. 1,205 1,049,817
3.00% , 03/17/32 .................. 245 222,241
1.88% , 10/15/32
(c)
................. 778 662,359
4.75% , 08/28/34
(c)
................. 890 871,784
5.13% , 05/06/35 .................. 250 249,904
2.63% , 09/04/50 .................. 1,353 798,307
Nestle Capital Corp.
(d)
4.65% , 03/12/29 .................. 1,015 1,025,589
4.75% , 03/12/31 .................. 275 278,779
4.20% , 03/18/31 .................. 300 297,227
4.50% , 03/18/33
(c)
................. 300 296,901
4.80% , 03/18/36 .................. 300 296,564
5.10% , 03/12/54 .................. 150 139,356
Nestle Holdings, Inc.
(d)
1.00% , 09/15/27 .................. 980 940,134
4.13% , 10/01/27 .................. 700 700,098
5.00% , 03/14/28 .................. 1,225 1,243,514
5.00% , 09/12/28
(c)
................. 361 367,458
1.50% , 09/14/28 .................. 925 871,779
3.63% , 09/24/28 .................. 1,335 1,320,461
4.25% , 10/01/29 .................. 350 350,033
4.95% , 03/14/30 .................. 790 806,063
5.00% , 09/12/30
(c)
................. 410 423,152
1.25% , 09/15/30 .................. 890 783,119
1.88% , 09/14/31 .................. 870 767,095
4.30% , 10/01/32 .................. 1,300 1,284,106
4.85% , 03/14/33 .................. 540 547,525
5.00% , 09/12/33 .................. 855 881,832
3.90% , 09/24/38 .................. 1,480 1,311,804
2.50% , 09/14/41 .................. 520 365,963
4.00% , 09/24/48 .................. 1,310 1,039,942
2.63% , 09/14/51
(c)
................. 1,225 747,389
4.70% , 01/15/53 .................. 1,060 934,016
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. 1,138 1,093,746
3.50% , 03/01/32 .................. 1,015 927,203
6.25% , 07/01/33 .................. 1,125 1,181,313
6.88% , 05/15/34 .................. 310 336,789
Post Holdings, Inc.
(d)
4.63% , 04/15/30 .................. 1,265 1,225,030
4.50% , 09/15/31 .................. 1,010 949,849
6.25% , 02/15/32 .................. 1,105 1,128,212
6.38% , 03/01/33 .................. 1,205 1,204,868
6.25% , 10/15/34 .................. 1,065 1,051,830
6.50% , 03/15/36 .................. 1,300 1,291,901
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(c) (e)
.................... 400 402,236

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Sigma Foods SAB de CV, 6.88%, 03/25/44
(e)
. USD 600 $ 640,559
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 915 883,393
Smithfield Foods, Inc.
(d)
5.20% , 04/01/29 .................. 619 624,711
3.00% , 10/15/30 .................. 838 767,445
2.63% , 09/13/31 .................. 910 803,163
Tyson Foods, Inc.
3.55% , 06/02/27 .................. 1,189 1,178,807
4.35% , 03/01/29 .................. 1,078 1,074,519
5.40% , 03/15/29 .................. 950 972,227
5.70% , 03/15/34 .................. 740 766,076
4.88% , 08/15/34 .................. 844 829,703
4.95% , 02/20/36 .................. 400 389,760
5.15% , 08/15/44 .................. 580 533,371
4.55% , 06/02/47 .................. 942 794,352
5.10% , 09/28/48 .................. 1,396 1,261,926
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(e)
. 600 619,398
Unilever Capital Corp.
2.90% , 05/05/27 .................. 925 915,105
4.25% , 08/12/27 .................. 360 360,887
3.50% , 03/22/28 .................. 1,435 1,419,441
4.88% , 09/08/28 .................. 770 782,272
2.13% , 09/06/29 .................. 1,040 974,316
1.38% , 09/14/30 .................. 1,065 943,326
1.75% , 08/12/31 .................. 680 596,931
5.90% , 11/15/32 .................. 1,124 1,213,503
5.00% , 12/08/33 .................. 830 847,905
4.63% , 08/12/34 .................. 1,080 1,067,689
2.63% , 08/12/51 .................. 650 394,930
Viking Baked Goods Acquisition Corp., 8.63%,
11/01/31
(d)
..................... 875 894,571
226,631,473
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 .................. 530 532,149
9.38% , 06/01/28
(d)
................. 455 466,202
9.50% , 06/01/30
(d)
................. 440 468,998
Atmos Energy Corp.
3.00% , 06/15/27 .................. 330 325,780
2.63% , 09/15/29 .................. 1,040 984,539
1.50% , 01/15/31 .................. 1,160 1,013,120
5.45% , 10/15/32 .................. 180 186,872
5.90% , 11/15/33 .................. 725 773,050
5.20% , 08/15/35 .................. 370 376,203
5.50% , 06/15/41 .................. 228 228,303
4.15% , 01/15/43 .................. 368 308,458
4.13% , 10/15/44 .................. 983 815,369
4.30% , 10/01/48 .................. 813 660,630
4.13% , 03/15/49 .................. 755 594,213
3.38% , 09/15/49 .................. 756 523,473
2.85% , 02/15/52 .................. 645 395,293
5.75% , 10/15/52 .................. 640 635,507
6.20% , 11/15/53 .................. 450 474,875
5.00% , 12/15/54 .................. 510 453,382
5.45% , 01/15/56 .................. 580 551,538
Boston Gas Co.
(d)
3.15% , 08/01/27 .................. 1,050 1,034,663
3.00% , 08/01/29 .................. 470 445,954
3.76% , 03/16/32 .................. 460 430,466
5.84% , 01/10/35 .................. 110 114,977
4.49% , 02/15/42 .................. 439 368,137
6.12% , 07/20/53 .................. 480 472,399
Brooklyn Union Gas Co. (The)
(d)
4.63% , 08/05/27 .................. 545 544,871
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
3.87% , 03/04/29 .................. USD 710 $ 696,365
4.87% , 08/05/32 .................. 590 576,632
6.39% , 09/15/33 .................. 535 569,353
5.46% , 03/16/36 .................. 275 272,369
4.50% , 03/10/46 .................. 513 415,287
4.27% , 03/15/48 .................. 830 647,082
4.49% , 03/04/49 .................. 421 332,113
6.42% , 07/18/54 .................. 655 664,406
CenterPoint Energy Resources Corp.
5.25% , 03/01/28 .................. 1,440 1,463,333
4.00% , 04/01/28 .................. 295 292,790
1.75% , 10/01/30 .................. 770 683,924
4.40% , 07/01/32 .................. 395 387,615
5.40% , 07/01/34 .................. 215 219,701
5.85% , 01/15/41 .................. 300 305,948
East Ohio Gas Co. (The)
(d)
2.00% , 06/15/30 .................. 910 818,765
3.00% , 06/15/50 .................. 1,205 755,036
ENN Energy Holdings Ltd.
(e)
4.63% , 05/17/27
(c)
................. 800 799,133
2.63% , 09/17/30 .................. 600 550,313
Ferrellgas LP
(d)
5.88% , 04/01/29 .................. 930 906,204
9.25% , 01/15/31 .................. 435 456,231
Infraestructura Energetica Nova SAPI de CV
(e)
4.88% , 01/14/48 .................. 610 481,079
4.75% , 01/15/51 .................. 1,000 751,735
KeySpan Gas East Corp.
(d)
5.99% , 03/06/33 .................. 525 548,696
5.82% , 04/01/41 .................. 500 497,278
3.59% , 01/18/52
(c)
................. 650 430,996
Nakilat, Inc., 6.07%, 12/31/33
(d)
......... 703 711,959
National Fuel Gas Co.
3.95% , 09/15/27 .................. 487 482,860
4.75% , 09/01/28 .................. 560 558,724
5.50% , 03/15/30 .................. 520 530,790
2.95% , 03/01/31 .................. 740 674,380
5.95% , 03/15/35 .................. 345 358,102
ONE Gas, Inc.
5.10% , 04/01/29 .................. 800 815,588
2.00% , 05/15/30 .................. 480 435,827
4.25% , 09/01/32 .................. 270 263,522
4.66% , 02/01/44 .................. 390 341,366
4.50% , 11/01/48 .................. 400 338,879
Piedmont Natural Gas Co., Inc.
3.50% , 06/01/29 .................. 709 687,923
2.50% , 03/15/31 .................. 365 329,364
5.40% , 06/15/33 .................. 350 357,982
5.10% , 02/15/35 .................. 495 491,936
4.65% , 08/01/43 .................. 430 369,387
3.64% , 11/01/46 .................. 439 318,987
3.35% , 06/01/50 .................. 512 343,568
5.05% , 05/15/52 .................. 462 405,968
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 600 560,138
SGSP Australia Assets Pty. Ltd., 3.50%,
07/07/27
(e)
..................... 200 197,641
Snam SpA
(d)
5.00% , 05/28/30 .................. 800 806,261
5.75% , 05/28/35 .................. 600 616,811
6.50% , 05/28/55 .................. 360 370,941
South Jersey Industries, Inc., 5.02%, 04/15/31 285 248,483
Southern California Gas Co.
Series XX , 2.55% , 02/01/30 ........... 1,165 1,091,841
5.20% , 06/01/33 .................. 500 509,158
5.05% , 09/01/34 .................. 620 622,849

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
5.45% , 06/15/35 .................. USD 800 $ 819,319
5.13% , 11/15/40 .................. 420 403,686
3.75% , 09/15/42 .................. 428 333,946
Series UU , 4.13% , 06/01/48 .......... 490 377,488
Series VV , 4.30% , 01/15/49 ........... 603 478,991
Series WW , 3.95% , 02/15/50 .......... 438 327,758
6.35% , 11/15/52 .................. 600 631,934
5.75% , 06/01/53 .................. 615 596,557
5.60% , 04/01/54 .................. 585 556,267
6.00% , 06/15/55 .................. 475 476,189
Southern Natural Gas Co. LLC
(d)
5.45% , 08/01/35 .................. 210 213,292
4.80% , 03/15/47 .................. 662 566,993
Southwest Gas Corp.
5.80% , 12/01/27 .................. 490 499,499
5.45% , 03/23/28 .................. 200 203,765
3.70% , 04/01/28 .................. 390 384,289
2.20% , 06/15/30 .................. 462 419,907
4.05% , 03/15/32 .................. 575 548,932
3.80% , 09/29/46 .................. 240 180,241
4.15% , 06/01/49 .................. 508 387,996
3.18% , 08/15/51 .................. 660 427,677
Spire Missouri, Inc.
4.80% , 02/15/33 .................. 310 309,711
Series 2034 , 5.15% , 08/15/34 ......... 375 377,502
3.30% , 06/01/51 .................. 250 167,138
Spire, Inc., 4.60%, 09/01/31 ........... 230 227,981
Suburban Propane Partners LP
(d)
5.00% , 06/01/31 .................. 720 692,609
6.50% , 12/15/35 .................. 430 425,364
Superior Plus LP, 4.50%, 03/15/29
(d)
...... 630 611,877
Talent Yield International Ltd., 3.13%,
05/06/31
(e)
..................... 600 559,169
Washington Gas Light Co.
Series K , 3.80% , 09/15/46 ............ 427 321,157
3.65% , 09/15/49 .................. 868 618,221
55,688,495
Ground Transportation — 0.5%
Albion Financing 1 SARL, 7.00%, 05/21/30
(d)
. 1,255 1,295,017
Ashtead Capital, Inc.
(d)
4.38% , 08/15/27 .................. 905 901,088
4.00% , 05/01/28 .................. 890 877,943
4.25% , 11/01/29 .................. 1,235 1,209,822
2.45% , 08/12/31 .................. 990 873,620
5.50% , 08/11/32 .................. 345 351,881
5.55% , 05/30/33 .................. 850 861,319
5.95% , 10/15/33 .................. 320 331,728
5.80% , 04/15/34 .................. 770 789,188
Avis Budget Car Rental LLC
(d)
5.75% , 07/15/27 .................. 692 691,244
4.75% , 04/01/28 .................. 495 482,633
5.38% , 03/01/29 .................. 645 626,151
8.25% , 01/15/30 .................. 730 749,229
8.00% , 02/15/31 .................. 545 549,962
8.38% , 06/15/32
(c)
................. 360 361,895
Beacon Mobility Corp., 7.25%, 08/01/30
(d)
... 510 531,570
Brightline East LLC, 11.00%, 01/31/30
(d)
.... 1,045 98,242
Burlington Northern Santa Fe LLC
3.25% , 06/15/27 .................. 1,006 997,174
6.20% , 08/15/36 .................. 323 351,949
6.15% , 05/01/37 .................. 845 919,831
5.75% , 05/01/40 .................. 755 786,897
5.05% , 03/01/41 .................. 713 691,823
5.40% , 06/01/41 .................. 485 485,088
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.95% , 09/15/41 .................. USD 565 $ 540,304
4.40% , 03/15/42 .................. 625 550,961
4.38% , 09/01/42 .................. 575 500,541
4.45% , 03/15/43 .................. 745 649,808
5.15% , 09/01/43 .................. 720 683,396
4.90% , 04/01/44 .................. 965 885,360
4.55% , 09/01/44 .................. 753 655,740
4.15% , 04/01/45 .................. 1,100 903,734
4.70% , 09/01/45 .................. 656 579,881
3.90% , 08/01/46 .................. 902 704,140
4.13% , 06/15/47 .................. 793 637,635
4.05% , 06/15/48 .................. 936 734,522
4.15% , 12/15/48 .................. 788 628,633
3.55% , 02/15/50 .................. 888 636,017
3.05% , 02/15/51 .................. 670 430,474
3.30% , 09/15/51 .................. 1,020 686,615
2.88% , 06/15/52 .................. 715 438,577
4.45% , 01/15/53 .................. 975 800,279
5.20% , 04/15/54 .................. 1,545 1,422,595
5.50% , 03/15/55 .................. 1,240 1,194,201
5.55% , 03/15/56 .................. 625 604,120
5.80% , 03/15/56 .................. 1,050 1,051,325
Canadian National Railway Co.
6.90% , 07/15/28 .................. 623 656,702
4.20% , 03/12/31 .................. 455 448,891
3.85% , 08/05/32 .................. 685 655,055
5.85% , 11/01/33 .................. 215 229,055
6.25% , 08/01/34 .................. 546 593,512
4.38% , 09/18/34 .................. 690 666,117
4.75% , 11/12/35 .................. 250 246,667
6.20% , 06/01/36 .................. 565 612,540
6.38% , 11/15/37 .................. 440 485,006
3.20% , 08/02/46 .................. 788 554,870
3.65% , 02/03/48 .................. 894 667,281
4.45% , 01/20/49 .................. 817 683,930
2.45% , 05/01/50 .................. 765 446,295
4.40% , 08/05/52 .................. 855 710,010
6.13% , 11/01/53 .................. 725 759,575
Canadian Pacific Railway Co.
4.00% , 06/01/28 .................. 800 794,470
4.00% , 03/15/29 .................. 515 509,223
2.88% , 11/15/29 .................. 493 467,509
2.05% , 03/05/30 .................. 685 627,548
4.80% , 03/30/30 .................. 770 779,849
7.13% , 10/15/31 .................. 473 528,046
2.45% , 12/02/31 .................. 1,485 1,325,506
5.20% , 03/30/35 .................. 515 522,496
4.80% , 09/15/35 .................. 355 350,346
5.95% , 05/15/37 .................. 570 606,452
3.00% , 12/02/41 .................. 887 653,553
4.30% , 05/15/43 .................. 493 420,088
4.80% , 08/01/45 .................. 517 461,175
4.95% , 08/15/45 .................. 285 259,100
4.70% , 05/01/48 .................. 475 411,300
3.50% , 05/01/50 .................. 590 416,210
3.10% , 12/02/51 .................. 1,755 1,143,016
5.50% , 03/15/56 .................. 520 495,637
4.20% , 11/15/69 .................. 344 253,396
6.13% , 09/15/2115 ................ 938 946,115
Carriage Purchaser, Inc., 7.88%, 10/15/29
(d)
.. 335 326,625
Central Japan Railway Co., 4.25%, 11/24/45
(c) (d)
467 383,147
Clue Opco LLC, 9.50%, 10/15/31
(d)
....... 760 778,516
CSX Corp.
3.25% , 06/01/27 .................. 934 924,461
3.80% , 03/01/28 .................. 1,032 1,023,431

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.25% , 03/15/29 .................. USD 1,343 $ 1,341,342
2.40% , 02/15/30 .................. 567 527,716
4.10% , 11/15/32 .................. 1,020 992,790
5.20% , 11/15/33 .................. 545 558,678
5.05% , 06/15/35 .................. 890 893,898
6.00% , 10/01/36 .................. 490 525,396
6.15% , 05/01/37 .................. 712 769,467
6.22% , 04/30/40 .................. 730 789,388
5.50% , 04/15/41 .................. 415 418,007
4.75% , 05/30/42 .................. 749 683,982
4.40% , 03/01/43 .................. 518 451,609
4.10% , 03/15/44 .................. 1,065 877,636
3.80% , 11/01/46 .................. 898 688,886
4.30% , 03/01/48 .................. 986 805,621
4.75% , 11/15/48 .................. 833 724,152
4.50% , 03/15/49 .................. 447 372,240
3.35% , 09/15/49 .................. 713 490,931
3.80% , 04/15/50 .................. 645 478,613
3.95% , 05/01/50 .................. 725 552,138
2.50% , 05/15/51 .................. 655 383,186
4.50% , 11/15/52 .................. 943 785,085
4.50% , 08/01/54 .................. 535 440,739
4.90% , 03/15/55 .................. 190 168,026
4.25% , 11/01/66 .................. 710 532,900
4.65% , 03/01/68 .................. 452 364,330
DAE Funding LLC
(e)
3.38% , 03/20/28 .................. 800 774,539
4.95% , 01/15/33 .................. 600 578,153
Dcli Bidco LLC, 7.75%, 11/15/29
(d)
........ 515 528,352
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65% , 05/07/30 .................. 400 383,147
5.00% , 01/25/47 .................. 600 549,023
4.70% , 05/07/50 .................. 1,000 855,536
3.69% , 09/13/61 .................. 600 415,493
ENA Master Trust, 4.00%, 05/19/48
(e)
...... 400 324,551
ERAC USA Finance LLC
(d)
4.60% , 05/01/28 .................. 1,170 1,175,889
5.00% , 02/15/29 .................. 795 806,007
4.50% , 10/30/29 .................. 625 623,551
4.70% , 04/30/31 .................. 800 798,582
4.90% , 05/01/33 .................. 1,000 996,683
6.70% , 06/01/34 .................. 335 371,713
5.20% , 10/30/34 .................. 720 726,953
5.25% , 04/30/36 .................. 850 848,499
7.00% , 10/15/37 .................. 1,285 1,460,905
5.63% , 03/15/42 .................. 889 880,718
4.50% , 02/15/45 .................. 756 642,133
4.20% , 11/01/46 .................. 755 609,504
5.40% , 05/01/53
(c)
................. 1,085 1,023,387
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%, 02/20/34 . 688 595,396
Fedex Freight Holding Co., Inc.
(d)
4.30% , 03/15/29 .................. 145 143,219
4.65% , 03/15/31 .................. 185 182,511
4.95% , 03/15/33 .................. 330 324,037
5.25% , 03/15/36 .................. 1,135 1,104,539
First Student Bidco, Inc., 4.00%, 07/31/29
(d)
.. 831 794,552
GB AIT Buyer, Inc., 8.75%, 04/30/34
(d)
..... 495 497,659
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
725 741,925
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 600 576,066
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%, 09/17/30
(e)
................ 200 181,201
Hertz Corp. (The)
(d)
4.63% , 12/01/26
(c)
................. 194 187,226
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
12.63% , 07/15/29 ................. USD 1,190 $ 1,124,217
5.00% , 12/01/29 .................. 860 422,921
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ...................... 250 252,370
Kazakhstan Temir Zholy National Co. JSC
(d)
4.88% , 04/29/31 .................. 600 592,116
5.25% , 04/29/36 .................. 600 586,392
Lima Metro Line 2 Finance Ltd.
(e)
5.88% , 07/05/34 .................. 474 484,992
4.35% , 04/05/36 .................. 441 420,350
Movida Europe SA, 7.85%, 04/11/29
(c) (e)
.... 400 397,796
MTR Corp. CI Ltd.
(e)(g)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.86%), 4.88% 1,600 1,617,869
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.46%), 5.63% 1,600 1,665,363
NESCO Holdings II, Inc., 5.50%, 04/15/29
(d)
.. 1,010 1,004,978
Norfolk Southern Corp.
7.80% , 05/15/27 .................. 310 321,111
3.15% , 06/01/27 .................. 350 345,861
3.80% , 08/01/28 .................. 943 933,967
2.55% , 11/01/29 .................. 455 428,664
5.05% , 08/01/30 .................. 654 668,475
2.30% , 05/15/31 .................. 1,072 964,626
3.00% , 03/15/32 .................. 535 490,136
4.45% , 03/01/33 .................. 515 506,388
5.55% , 03/15/34 .................. 460 477,784
5.10% , 05/01/35 .................. 260 261,938
4.84% , 10/01/41 .................. 670 620,283
3.95% , 10/01/42 .................. 565 460,798
4.45% , 06/15/45 .................. 670 570,167
4.65% , 01/15/46 .................. 711 618,067
3.94% , 11/01/47 .................. 778 600,566
4.15% , 02/28/48 .................. 770 614,014
4.10% , 05/15/49 .................. 488 379,070
3.40% , 11/01/49 .................. 515 353,926
3.05% , 05/15/50 .................. 959 616,458
2.90% , 08/25/51 .................. 785 482,484
4.05% , 08/15/52 .................. 843 642,138
3.70% , 03/15/53 .................. 495 352,082
4.55% , 06/01/53 .................. 815 674,458
5.35% , 08/01/54 .................. 985 918,512
3.16% , 05/15/55 .................. 777 491,598
5.95% , 03/15/64 .................. 515 513,221
5.10% , 08/01/2118 ................ 415 353,589
4.10% , 05/15/2121 ................ 680 460,255
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 395,094
Penske Truck Leasing Co. LP
(d)
4.40% , 07/01/27 .................. 780 778,534
5.88% , 11/15/27 .................. 350 356,185
5.70% , 02/01/28 .................. 1,030 1,046,777
5.55% , 05/01/28 .................. 1,155 1,173,463
6.05% , 08/01/28 .................. 1,280 1,315,574
5.35% , 03/30/29 .................. 420 427,264
5.25% , 07/01/29 .................. 970 983,916
3.35% , 11/01/29 .................. 646 616,867
5.25% , 02/01/30 .................. 410 415,905
6.20% , 06/15/30 .................. 510 535,293
4.55% , 01/15/31 .................. 475 469,381
Rumo Luxembourg SARL
(e)
5.25% , 01/10/28
(c)
................. 400 391,839
4.20% , 01/18/32 .................. 600 530,829
RXO, Inc., 6.38%, 05/15/31
(d)
........... 390 387,456

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Ryder System, Inc.
4.30% , 06/15/27 .................. USD 480 $ 479,774
5.65% , 03/01/28 .................. 535 546,488
5.25% , 06/01/28 .................. 530 538,391
6.30% , 12/01/28 .................. 695 725,388
5.38% , 03/15/29 .................. 380 389,247
5.50% , 06/01/29 .................. 230 236,231
4.95% , 09/01/29 .................. 330 334,255
4.90% , 12/01/29 .................. 575 581,384
5.00% , 03/15/30 .................. 410 416,944
4.85% , 06/15/30 .................. 350 352,998
4.30% , 12/01/30 .................. 285 281,362
6.60% , 12/01/33 .................. 450 493,332
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 600 605,762
SF Holding Investment 2021 Ltd.
(e)
3.00% , 11/17/28 .................. 200 193,279
3.13% , 11/17/31 .................. 800 747,132
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
500 472,119
Simpar Europe SA, 5.20%, 01/26/31
(c) (e)
.... 600 521,684
SMBC Aviation Capital Finance DAC
(d)
5.45% , 05/03/28 .................. 700 710,281
2.30% , 06/15/28 .................. 440 419,204
5.30% , 04/03/29 .................. 715 725,138
5.10% , 04/01/30 .................. 200 201,658
5.70% , 07/25/33 .................. 1,065 1,090,623
5.55% , 04/03/34 .................. 740 744,625
5.25% , 11/26/35 .................. 400 392,123
Star Leasing Co. LLC, 7.63%, 02/15/30
(d)
... 655 632,908
Synergy Infrastructure Holdings LLC, 7.88%,
12/01/30
(d)
..................... 150 157,706
Transnet, 8.25%, 02/06/28
(e)
........... 1,000 1,042,169
Triton Container International Ltd.
3.15% , 06/15/31
(d)
................. 585 530,147
3.25% , 03/15/32 .................. 655 585,461
5.15% , 02/15/33 .................. 600 588,645
Uber Technologies, Inc.
4.50% , 08/15/29
(d)
................. 2,047 2,029,566
4.30% , 01/15/30 .................. 1,270 1,260,150
4.15% , 01/15/31 .................. 1,040 1,019,092
4.80% , 09/15/34 .................. 1,070 1,048,523
4.80% , 09/15/35 .................. 980 953,131
5.35% , 09/15/54 .................. 1,400 1,290,112
Union Pacific Corp.
3.95% , 09/10/28 .................. 1,360 1,352,757
6.63% , 02/01/29 .................. 465 492,982
3.70% , 03/01/29 .................. 999 984,843
2.40% , 02/05/30 .................. 947 883,325
2.38% , 05/20/31 .................. 1,265 1,149,568
2.80% , 02/14/32 .................. 1,140 1,039,141
4.50% , 01/20/33 .................. 680 679,041
3.38% , 02/01/35 .................. 785 700,069
5.10% , 02/20/35 .................. 830 844,210
2.89% , 04/06/36 .................. 660 555,511
3.60% , 09/15/37 .................. 468 410,787
3.55% , 08/15/39 .................. 565 476,073
3.20% , 05/20/41 .................. 847 654,786
3.38% , 02/14/42 .................. 530 411,066
4.05% , 11/15/45 .................. 570 457,357
4.05% , 03/01/46 .................. 670 535,950
3.35% , 08/15/46 .................. 575 409,331
4.00% , 04/15/47 .................. 635 498,264
4.50% , 09/10/48 .................. 532 446,704
4.30% , 03/01/49 .................. 640 522,147
3.25% , 02/05/50 .................. 1,876 1,276,080
3.80% , 10/01/51 .................. 1,065 786,586
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.95% , 03/10/52 .................. USD 900 $ 564,149
4.95% , 09/09/52 .................. 605 544,008
3.50% , 02/14/53 .................. 1,426 992,872
4.95% , 05/15/53 .................. 535 475,468
5.60% , 12/01/54 .................. 790 771,420
3.88% , 02/01/55 .................. 561 413,299
3.95% , 08/15/59 .................. 580 420,835
3.84% , 03/20/60 .................. 1,855 1,316,238
3.55% , 05/20/61 .................. 550 363,572
2.97% , 09/16/62 .................. 1,109 637,646
5.15% , 01/20/63 .................. 505 450,236
4.10% , 09/15/67 .................. 734 530,432
3.75% , 02/05/70 .................. 823 546,940
3.80% , 04/06/71 .................. 619 418,092
3.85% , 02/14/72 .................. 390 265,702
Watco Cos. LLC, 7.13%, 08/01/32
(d)
...... 975 1,012,412
XPO CNW, Inc., 6.70%, 05/01/34 ........ 305 321,083
XPO, Inc.
(d)
6.25% , 06/01/28 .................. 1,090 1,105,246
7.13% , 06/01/31 .................. 522 540,430
7.13% , 02/01/32 .................. 755 787,989
176,771,334
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc., 5.30%, 10/08/35
(d)
...... 450 440,133
Abbott Laboratories
1.15% , 01/30/28 .................. 1,353 1,286,038
3.70% , 03/09/29 .................. 2,530 2,495,721
1.40% , 06/30/30 .................. 778 690,638
4.00% , 03/15/31 .................. 2,800 2,748,141
4.30% , 03/15/33 .................. 2,775 2,708,199
4.65% , 03/15/36 .................. 2,970 2,887,031
4.75% , 11/30/36 .................. 1,375 1,345,281
6.15% , 11/30/37 .................. 540 588,923
4.75% , 03/15/38 .................. 2,830 2,731,241
6.00% , 04/01/39 .................. 685 734,618
5.30% , 05/27/40 .................. 873 878,614
4.75% , 04/15/43 .................. 945 862,575
4.90% , 11/30/46 .................. 2,996 2,728,515
5.50% , 03/15/56 .................. 2,985 2,885,705
5.60% , 03/15/66 .................. 2,775 2,674,131
Alcon Finance Corp.
(d)
3.00% , 09/23/29 .................. 1,230 1,170,225
2.60% , 05/27/30 .................. 520 481,114
5.38% , 12/06/32 .................. 890 909,508
3.80% , 09/23/49 .................. 475 350,669
5.75% , 12/06/52 .................. 750 737,681
Augusta SpinCo Corp.
4.40% , 03/23/29 .................. 550 548,024
4.66% , 03/23/31 .................. 570 568,384
4.95% , 03/23/33 .................. 525 522,463
5.25% , 03/23/36 .................. 605 602,367
Avantor Funding, Inc.
(d)
4.63% , 07/15/28 .................. 1,613 1,589,693
3.88% , 11/01/29 .................. 787 747,818
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 1,366 1,412,424
Baxter International, Inc.
2.27% , 12/01/28 .................. 1,380 1,291,092
4.45% , 02/15/29 .................. 775 766,714
3.95% , 04/01/30 .................. 1,025 984,784
4.90% , 12/15/30 .................. 830 821,681
1.73% , 04/01/31 .................. 1,125 948,002
2.54% , 02/01/32 .................. 1,450 1,232,049
5.65% , 12/15/35 .................. 1,035 1,017,157
3.50% , 08/15/46 .................. 565 372,188

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.13% , 12/01/51 .................. USD 1,025 $ 589,679
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 1,251 1,242,241
4.69% , 02/13/28 .................. 1,310 1,314,789
4.87% , 02/08/29 .................. 610 615,933
2.82% , 05/20/30 .................. 1,010 944,078
1.96% , 02/11/31 .................. 1,120 989,393
4.30% , 08/22/32 .................. 510 493,971
5.11% , 02/08/34 .................. 250 251,058
Boston Scientific Corp.
4.00% , 03/01/28 .................. 1,611 1,606,171
2.65% , 06/01/30 .................. 1,725 1,606,552
6.25% , 11/15/35
(g)
................. 250 274,439
4.55% , 03/01/39 .................. 556 517,209
7.38% , 01/15/40 .................. 375 441,206
4.70% , 03/01/49
(c)
................. 1,086 949,189
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30 .. 665 615,443
DH Europe Finance II SARL
2.60% , 11/15/29 .................. 847 796,880
3.25% , 11/15/39 .................. 990 795,192
3.40% , 11/15/49 .................. 990 694,735
Edwards Lifesciences Corp., 4.30%, 06/15/28 885 882,844
Embecta Corp.
(c)(d)
5.00% , 02/15/30 .................. 545 512,292
6.75% , 02/15/30 .................. 235 222,112
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 .................. 1,913 1,947,463
4.15% , 12/15/28 .................. 620 615,600
4.80% , 08/14/29 .................. 1,290 1,300,410
5.86% , 03/15/30 .................. 1,050 1,093,641
4.80% , 01/15/31 .................. 570 571,463
5.91% , 11/22/32 .................. 1,475 1,555,785
5.50% , 06/15/35 .................. 890 902,211
4.95% , 12/15/35 .................. 620 604,572
6.38% , 11/22/52 .................. 1,160 1,219,104
Insulet Corp., 6.50%, 04/01/33
(d)
......... 155 158,191
Koninklijke Philips NV
6.88% , 03/11/38 .................. 825 909,454
5.00% , 03/15/42 .................. 720 654,943
Medline Borrower LP
(d)
3.88% , 04/01/29 .................. 4,460 4,335,142
6.25% , 04/01/29 .................. 2,310 2,361,842
5.25% , 10/01/29 .................. 2,340 2,329,003
Medtronic Global Holdings SCA
4.25% , 03/30/28 .................. 1,160 1,160,095
4.50% , 03/30/33 .................. 1,080 1,067,283
Medtronic, Inc.
4.38% , 03/15/35 .................. 2,078 2,005,722
4.00% , 04/01/43 .................. 40 33,266
4.63% , 03/15/45 .................. 1,925 1,708,280
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
412 433,511
Smith & Nephew plc
2.03% , 10/14/30 .................. 1,110 990,980
5.40% , 03/20/34 .................. 765 776,346
Solventum Corp.
5.40% , 03/01/29 .................. 774 791,354
5.45% , 03/13/31 .................. 1,065 1,094,969
5.60% , 03/23/34 .................. 1,765 1,804,250
5.90% , 04/30/54 .................. 1,775 1,720,225
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
825 858,335
STERIS Irish FinCo UnLtd. Co.
2.70% , 03/15/31 .................. 687 625,510
3.75% , 03/15/51 .................. 745 528,603
Stryker Corp.
4.70% , 02/10/28 .................. 595 598,643
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.65% , 03/07/28 .................. USD 1,051 $ 1,038,235
4.85% , 12/08/28 .................. 770 780,116
4.25% , 09/11/29 .................. 1,075 1,070,119
4.85% , 02/10/30 .................. 765 774,699
1.95% , 06/15/30 .................. 1,457 1,318,061
4.63% , 09/11/34 .................. 425 414,962
5.20% , 02/10/35 .................. 700 708,519
4.10% , 04/01/43 .................. 664 547,025
4.38% , 05/15/44 .................. 652 550,363
4.63% , 03/15/46 .................. 990 856,989
2.90% , 06/15/50 .................. 571 361,405
Teleflex, Inc.
4.63% , 11/15/27 .................. 505 502,648
4.25% , 06/01/28
(d)
................. 550 541,912
VSP Optical Group, Inc., 5.45%, 12/01/35
(d)
.. 165 162,685
Zimmer Biomet Holdings, Inc.
5.35% , 12/01/28 .................. 735 750,514
5.05% , 02/19/30 .................. 570 578,127
2.60% , 11/24/31 .................. 1,035 925,221
5.20% , 09/15/34 .................. 570 570,727
5.50% , 02/19/35 .................. 455 463,564
5.75% , 11/30/39 .................. 290 292,216
4.45% , 08/15/45 .................. 575 493,262
112,572,512
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(d)
...... 512 494,175
Acadia Healthcare Co., Inc.
(d)
5.50% , 07/01/28 .................. 615 610,380
5.00% , 04/15/29 .................. 550 539,081
7.38% , 03/15/33
(c)
................. 475 486,247
Accendra Health, Inc.
(c)(d)
4.50% , 03/31/29 .................. 505 339,421
6.63% , 04/01/30 .................. 560 299,846
AdaptHealth LLC
(d)
6.13% , 08/01/28 .................. 415 415,251
4.63% , 08/01/29 .................. 665 643,157
5.13% , 03/01/30 .................. 700 680,903
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 121 73,542
Adventist Health System
Series 2025 , 4.74% , 12/01/30 ......... 280 278,451
5.43% , 03/01/32 .................. 400 405,367
5.76% , 12/01/34 .................. 130 133,540
3.63% , 03/01/49 .................. 344 232,890
Advocate Health & Hospitals Corp.
3.83% , 08/15/28 .................. 537 532,528
Series 2020 , 2.21% , 06/15/30 ......... 300 274,659
4.27% , 08/15/48 .................. 545 445,168
3.39% , 10/15/49 .................. 453 318,633
Series 2020 , 3.01% , 06/15/50 ......... 392 255,463
Aetna, Inc.
6.63% , 06/15/36 .................. 820 886,203
6.75% , 12/15/37 .................. 495 538,543
4.50% , 05/15/42 .................. 390 326,278
4.75% , 03/15/44 .................. 783 659,882
3.88% , 08/15/47 .................. 485 351,393
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
. 360 357,212
AHS Hospital Corp.
5.02% , 07/01/45 .................. 345 318,823
Series 2021 , 2.78% , 07/01/51 ......... 408 248,768
Allina Health System
Series 2019 , 3.89% , 04/15/49 ......... 236 179,474
Series 2021 , 2.90% , 11/15/51 ......... 405 256,464

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Ascension Health
Series 2025 , 4.08% , 11/15/28 ......... USD 170 $ 169,384
Series B , 2.53% , 11/15/29 ............ 747 702,346
Series 2025 , 4.29% , 11/15/30 ......... 665 657,694
Series 2025 , 4.92% , 11/15/35 ......... 430 425,166
Series B , 3.11% , 11/15/39 ............ 234 184,374
3.95% , 11/15/46 .................. 1,160 918,295
4.85% , 11/15/53 .................. 560 495,139
Banner Health
2.34% , 01/01/30 .................. 385 357,321
1.90% , 01/01/31 .................. 430 383,040
2.91% , 01/01/42 .................. 134 96,879
Series 2020 , 3.18% , 01/01/50 ......... 335 225,949
2.91% , 01/01/51 .................. 573 359,215
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... 440 310,528
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. 684 513,186
Baylor Scott & White Holdings
Series 2021 , 1.78% , 11/15/30 ......... 195 173,329
4.19% , 11/15/45 .................. 371 309,671
3.97% , 11/15/46 .................. 555 441,388
Series 2021 , 2.84% , 11/15/50 ......... 968 605,015
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51
(c)
..................... 564 362,985
Bon Secours Mercy Health, Inc.
Series 2018 , 4.30% , 07/01/28 ......... 351 349,946
3.46% , 06/01/30 .................. 688 666,966
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 1,282 1,268,402
5.13% , 02/15/29 .................. 1,040 1,056,944
5.00% , 11/15/29 .................. 1,030 1,044,401
4.50% , 09/15/30 .................. 590 586,849
5.45% , 02/15/34 .................. 715 729,920
5.35% , 11/15/34 .................. 625 632,340
5.15% , 09/15/35 .................. 665 660,738
4.60% , 03/15/43 .................. 390 335,372
4.50% , 11/15/44 .................. 396 330,089
4.90% , 09/15/45 .................. 448 392,691
4.37% , 06/15/47 .................. 639 517,157
5.75% , 11/15/54 .................. 760 740,386
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 515 346,375
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 ................. 110 98,289
Cencora, Inc.
3.45% , 12/15/27 .................. 834 821,261
4.63% , 12/15/27 .................. 390 391,394
3.95% , 02/13/29 .................. 460 453,382
4.85% , 12/15/29 .................. 445 450,146
2.80% , 05/15/30 .................. 952 889,207
4.25% , 11/15/30 .................. 155 152,375
2.70% , 03/15/31 .................. 1,260 1,150,536
4.60% , 02/13/33 .................. 235 231,048
5.13% , 02/15/34 .................. 660 662,239
5.15% , 02/15/35 .................. 645 647,201
4.90% , 02/13/36 .................. 585 571,253
4.25% , 03/01/45 .................. 585 481,213
4.30% , 12/15/47 .................. 619 505,508
5.65% , 02/13/56 .................. 535 518,838
Centene Corp.
4.25% , 12/15/27 .................. 1,336 1,327,834
2.45% , 07/15/28 .................. 1,820 1,717,509
4.63% , 12/15/29 .................. 3,418 3,331,862
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.38% , 02/15/30 .................. USD 1,852 $ 1,720,901
3.00% , 10/15/30 .................. 1,735 1,559,816
2.50% , 03/01/31 .................. 1,858 1,615,171
2.63% , 08/01/31 .................. 1,035 895,520
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 424 245,710
Children's Hospital Corp. (The)
Series 2017 , 4.12% , 01/01/47 ......... 285 234,509
Series 2020 , 2.59% , 02/01/50 ......... 265 159,707
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 300 256,243
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 305 187,822
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50
(c)
..................... 388 247,736
CHRISTUS Health, Series C, 4.34%, 07/01/28 591 587,232
Cigna Group (The)
3.05% , 10/15/27 .................. 692 679,540
4.38% , 10/15/28 .................. 2,925 2,923,986
5.00% , 05/15/29 .................. 860 874,218
2.40% , 03/15/30 .................. 1,847 1,709,631
4.50% , 09/15/30 .................. 925 923,990
2.38% , 03/15/31 .................. 1,350 1,217,861
5.13% , 05/15/31 .................. 785 801,683
4.88% , 09/15/32 .................. 1,075 1,076,357
5.40% , 03/15/33 .................. 1,248 1,282,298
5.25% , 02/15/34 .................. 1,115 1,129,501
5.25% , 01/15/36 .................. 1,265 1,265,723
4.80% , 08/15/38 .................. 2,435 2,288,993
3.20% , 03/15/40 .................. 675 523,410
6.13% , 11/15/41 .................. 562 581,862
4.80% , 07/15/46 .................. 1,530 1,324,326
3.88% , 10/15/47 .................. 1,022 768,656
4.90% , 12/15/48 .................. 2,977 2,576,063
3.40% , 03/15/50 .................. 1,020 693,866
3.40% , 03/15/51 .................. 1,516 1,021,891
5.60% , 02/15/54 .................. 1,530 1,442,568
6.00% , 01/15/56 .................. 1,095 1,092,950
City of Hope
Series 2013 , 5.62% , 11/15/43 ......... 300 290,604
Series 2018 , 4.38% , 08/15/48 ......... 318 253,734
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114
(c)
................... 320 264,507
CommonSpirit Health
6.07% , 11/01/27 .................. 170 173,726
3.35% , 10/01/29 .................. 557 533,282
4.35% , 09/01/30 .................. 310 305,128
2.78% , 10/01/30 .................. 388 358,034
5.21% , 12/01/31 .................. 525 534,684
5.32% , 12/01/34 .................. 670 672,155
Series 2025 , 4.98% , 09/01/35 ......... 440 428,145
4.35% , 11/01/42 .................. 978 839,254
5.58% , 09/01/45 .................. 95 91,384
3.82% , 10/01/49 .................. 660 483,695
4.19% , 10/01/49 .................. 787 608,741
3.91% , 10/01/50 .................. 620 454,561
6.46% , 11/01/52 .................. 205 218,437
5.55% , 12/01/54 .................. 205 191,634
5.66% , 09/01/55 .................. 110 104,752
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50 ................. 580 365,335
Community Health Systems, Inc.
(d)
6.00% , 01/15/29 .................. 540 536,588
6.88% , 04/15/29
(c)
................. 1,190 1,169,885
6.13% , 04/01/30 .................. 1,330 1,179,322

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.25% , 05/15/30 .................. USD 1,750 $ 1,652,495
4.75% , 02/15/31 .................. 995 930,495
10.88% , 01/15/32 ................. 1,456 1,563,341
9.75% , 01/15/34 .................. 1,750 1,805,267
Concentra Health Services, Inc., 6.88%,
07/15/32
(c) (d)
.................... 697 720,369
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 555 392,856
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 439 300,395
CVS Health Corp.
6.25% , 06/01/27 .................. 279 284,297
1.30% , 08/21/27 .................. 2,025 1,945,468
4.30% , 03/25/28 .................. 4,465 4,449,773
5.00% , 01/30/29 .................. 1,046 1,058,688
5.40% , 06/01/29 .................. 885 905,229
3.25% , 08/15/29 .................. 1,645 1,578,685
5.13% , 02/21/30 .................. 1,453 1,477,051
3.75% , 04/01/30 .................. 1,290 1,249,645
1.75% , 08/21/30 .................. 1,329 1,175,678
5.25% , 01/30/31 .................. 1,080 1,102,096
1.88% , 02/28/31 .................. 1,548 1,357,127
5.55% , 06/01/31 .................. 1,175 1,215,267
2.13% , 09/15/31 .................. 1,185 1,033,478
5.00% , 09/15/32 .................. 650 651,561
5.25% , 02/21/33 .................. 1,645 1,669,337
5.30% , 06/01/33 .................. 1,340 1,356,987
5.70% , 06/01/34 .................. 1,585 1,634,367
4.88% , 07/20/35 .................. 1,041 1,005,688
5.45% , 09/15/35 .................. 1,400 1,411,167
4.78% , 03/25/38 .................. 4,972 4,611,411
6.13% , 09/15/39 .................. 686 705,105
4.13% , 04/01/40 .................. 544 457,831
2.70% , 08/21/40 .................. 105 73,436
5.30% , 12/05/43 .................. 866 791,746
6.00% , 06/01/44 .................. 1,065 1,050,407
5.13% , 07/20/45 .................. 2,860 2,525,699
5.05% , 03/25/48 .................. 7,873 6,790,061
4.25% , 04/01/50 .................. 1,069 814,173
5.63% , 02/21/53 .................. 1,100 1,011,479
5.88% , 06/01/53 .................. 1,690 1,605,263
6.05% , 06/01/54 .................. 1,125 1,095,228
6.20% , 09/15/55 .................. 1,165 1,160,184
6.00% , 06/01/63 .................. 530 502,397
6.25% , 09/15/65 .................. 545 534,159
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 440 337,881
DaVita, Inc.
(d)
4.63% , 06/01/30 .................. 2,886 2,793,941
3.75% , 02/15/31 .................. 1,425 1,322,154
6.88% , 09/01/32 .................. 1,095 1,130,698
6.75% , 07/15/33 .................. 815 839,925
Dignity Health
4.50% , 11/01/42
(c)
................. 445 381,887
5.27% , 11/01/64 .................. 238 210,501
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. 558 438,721
Elevance Health, Inc.
3.65% , 12/01/27 .................. 1,789 1,769,871
4.10% , 03/01/28 .................. 1,550 1,541,720
4.00% , 09/15/28 .................. 635 629,605
5.15% , 06/15/29 .................. 550 559,827
2.88% , 09/15/29 .................. 1,028 975,583
4.75% , 02/15/30 .................. 770 775,017
2.25% , 05/15/30 .................. 1,229 1,122,616
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.55% , 03/15/31 .................. USD 1,255 $ 1,139,112
4.95% , 11/01/31 .................. 985 992,620
4.10% , 05/15/32 .................. 665 638,802
4.60% , 09/15/32 .................. 625 615,082
5.50% , 10/15/32 .................. 595 613,128
4.75% , 02/15/33 .................. 900 889,158
5.38% , 06/15/34 .................. 1,130 1,147,430
5.95% , 12/15/34 .................. 518 542,496
5.20% , 02/15/35 .................. 1,295 1,294,679
5.00% , 01/15/36
(c)
................. 1,120 1,099,650
5.85% , 01/15/36 .................. 220 227,682
6.38% , 06/15/37 .................. 430 461,255
4.63% , 05/15/42 .................. 875 769,179
4.65% , 01/15/43 .................. 1,005 878,794
5.10% , 01/15/44 .................. 510 465,746
4.65% , 08/15/44 .................. 765 658,459
4.38% , 12/01/47 .................. 1,376 1,111,972
4.55% , 03/01/48 .................. 802 664,338
3.70% , 09/15/49 .................. 862 614,063
3.13% , 05/15/50 .................. 991 636,807
3.60% , 03/15/51 .................. 1,175 818,130
4.55% , 05/15/52 .................. 745 602,014
6.10% , 10/15/52 .................. 735 740,626
5.13% , 02/15/53 .................. 950 835,097
5.65% , 06/15/54 .................. 1,040 982,569
5.70% , 02/15/55 .................. 1,230 1,174,557
5.70% , 09/15/55 .................. 865 826,808
5.85% , 11/01/64 .................. 765 732,792
Encompass Health Corp.
4.50% , 02/01/28 .................. 1,034 1,026,408
4.75% , 02/01/30 .................. 840 826,757
4.63% , 04/01/31 .................. 465 452,835
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49 .. 488 366,639
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 284 254,648
Fresenius Medical Care US Finance III, Inc.
(d)
3.75% , 06/15/29 .................. 498 481,814
2.38% , 02/16/31 .................. 975 866,954
3.00% , 12/01/31 .................. 750 670,399
Global Medical Response, Inc., 7.38%,
10/01/32
(d)
..................... 700 730,095
Hackensack Meridian Health, Inc.
Series 2020 , 2.68% , 09/01/41 ......... 320 226,412
4.21% , 07/01/48 .................. 563 458,465
Series 2020 , 2.88% , 09/01/50 ......... 567 351,303
4.50% , 07/01/57 .................. 255 213,565
HAH Group Holding Co. LLC, 9.75%,
10/01/31
(c) (d)
.................... 660 603,879
Hartford HealthCare Corp., 3.45%, 07/01/54 . 540 376,500
HCA, Inc.
5.00% , 03/01/28 .................. 255 257,178
5.20% , 06/01/28 .................. 1,050 1,064,319
5.63% , 09/01/28 .................. 1,440 1,468,092
5.88% , 02/01/29 .................. 1,210 1,243,415
3.38% , 03/15/29 .................. 370 358,465
4.13% , 06/15/29 .................. 2,049 2,020,537
5.25% , 03/01/30 .................. 550 560,366
3.50% , 09/01/30 .................. 2,519 2,395,509
4.30% , 11/15/30 .................. 510 500,921
5.45% , 04/01/31 .................. 1,330 1,365,271
4.70% , 05/15/31 .................. 1,000 995,188
2.38% , 07/15/31 .................. 1,205 1,068,915
5.50% , 03/01/32 .................. 925 947,622
3.63% , 03/15/32 .................. 1,865 1,739,673

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.60% , 11/15/32 .................. USD 905 $ 884,057
5.00% , 05/15/33 .................. 1,000 992,995
5.50% , 06/01/33 .................. 1,185 1,210,676
5.60% , 04/01/34 .................. 1,255 1,285,598
5.45% , 09/15/34 .................. 1,305 1,321,787
5.75% , 03/01/35 .................. 1,405 1,445,426
4.90% , 11/15/35 .................. 1,020 986,945
5.30% , 05/15/36 .................. 1,000 991,333
5.13% , 06/15/39 .................. 1,022 965,202
4.38% , 03/15/42 .................. 525 439,283
5.50% , 06/15/47 .................. 1,407 1,288,847
5.25% , 06/15/49 .................. 1,837 1,620,680
3.50% , 07/15/51 .................. 1,370 902,413
4.63% , 03/15/52 .................. 2,020 1,606,390
5.90% , 06/01/53 .................. 905 859,823
6.00% , 04/01/54 .................. 1,570 1,514,444
5.95% , 09/15/54 .................. 930 891,703
6.20% , 03/01/55 .................. 1,250 1,238,343
5.70% , 11/15/55 .................. 1,080 1,002,920
6.10% , 04/01/64 .................. 700 675,414
Health Care Service Corp.
(d)
2.20% , 06/01/30 .................. 826 749,341
3.20% , 06/01/50 .................. 885 554,409
Health Care Service Corp. A Mutual Legal
Reserve Co.
(d)
5.20% , 06/15/29 .................. 995 1,007,997
5.45% , 06/15/34 .................. 860 859,077
5.88% , 06/15/54 .................. 1,090 1,025,513
HealthEquity, Inc., 4.50%, 10/01/29
(d)
...... 640 621,741
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 147 151,132
Highmark, Inc.
(d)
2.55% , 05/10/31 .................. 683 608,840
5.75% , 05/15/36 .................. 400 397,348
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ...................... 693 516,387
Horizon Mutual Holdings, Inc., 6.20%,
11/15/34
(d)
..................... 580 548,122
Humana, Inc.
5.75% , 03/01/28 .................. 680 692,945
5.75% , 12/01/28 .................. 653 668,736
3.70% , 03/23/29 .................. 885 862,301
3.13% , 08/15/29 .................. 573 547,549
4.88% , 04/01/30 .................. 530 530,099
5.38% , 04/15/31 .................. 1,255 1,272,226
2.15% , 02/03/32
(c)
................. 920 793,691
5.88% , 03/01/33 .................. 700 717,960
5.95% , 03/15/34 .................. 845 866,651
5.55% , 05/01/35 .................. 1,000 993,097
4.63% , 12/01/42 .................. 515 423,868
4.95% , 10/01/44 .................. 772 651,541
4.80% , 03/15/47 .................. 572 459,713
3.95% , 08/15/49 .................. 600 419,555
5.50% , 03/15/53 .................. 685 597,802
5.75% , 04/15/54 .................. 990 895,328
6.00% , 05/01/55
(c)
................. 540 503,996
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 6.63% ,
09/15/56
(g)
.................... 1,000 985,487
Icon Investments Six DAC
5.81% , 05/08/27 .................. 590 594,714
5.85% , 05/08/29 .................. 480 489,077
6.00% , 05/08/34 .................. 350 357,202
Indiana University Health, Inc. Obligated Group
3.97% , 11/01/48 .................. 590 462,804
Series 2021 , 2.85% , 11/01/51 ......... 310 192,285
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Inova Health System Foundation, 4.07%,
05/15/52 ...................... USD 420 $ 327,371
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 525 381,092
International Finance Facility for Immunisation
Co., 4.13%, 10/29/27
(e)
............. 170 170,147
Iowa Health System, Series 2020, 3.67%,
02/15/50 ...................... 415 308,254
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 376 294,253
Kaiser Foundation Hospitals
3.15% , 05/01/27 .................. 160 158,360
Series 2021 , 2.81% , 06/01/41 ......... 1,102 801,839
4.88% , 04/01/42 .................. 591 548,366
4.15% , 05/01/47 .................. 1,515 1,227,271
Series 2019 , 3.27% , 11/01/49 ......... 1,062 727,353
Series 2021 , 3.00% , 06/01/51 ......... 1,239 790,250
Kedrion SpA, 6.50%, 09/01/29
(d)
......... 813 796,112
Laboratory Corp. of America Holdings
3.60% , 09/01/27 .................. 828 820,093
2.95% , 12/01/29 .................. 791 751,146
4.35% , 04/01/30 .................. 745 738,459
2.70% , 06/01/31 .................. 715 652,312
4.55% , 04/01/32
(c)
................. 575 568,540
4.80% , 10/01/34 .................. 625 610,745
4.70% , 02/01/45 .................. 908 797,640
LifePoint Health, Inc.
(d)
5.38% , 01/15/29 .................. 543 523,934
9.88% , 08/15/30 .................. 840 891,030
8.38% , 02/15/32 .................. 895 939,036
10.00% , 06/01/32 ................. 805 821,280
7.00% , 05/01/34 .................. 545 531,706
Mass General Brigham, Inc.
Series 2017 , 3.77% , 07/01/48 ......... 486 368,404
Series 2020 , 3.19% , 07/01/49 ......... 450 304,479
Series 2015 , 4.12% , 07/01/55
(c)
........ 135 107,133
Series 2020 , 3.34% , 07/01/60 ......... 558 358,653
Mayo Clinic
3.77% , 11/15/43 .................. 365 296,509
Series 2013 , 4.00% , 11/15/47 ......... 260 204,620
Series 2016 , 4.13% , 11/15/52 ......... 345 273,924
Series 2021 , 3.20% , 11/15/61 ......... 464 292,485
McKesson Corp.
3.95% , 02/16/28 .................. 765 759,608
4.90% , 07/15/28 .................. 737 747,689
4.25% , 09/15/29 .................. 505 503,285
4.65% , 05/30/30 .................. 1,060 1,066,890
4.95% , 05/30/32 .................. 710 720,543
5.10% , 07/15/33 .................. 567 577,584
5.25% , 05/30/35 .................. 775 789,281
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 415 341,238
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 400 289,418
Memorial Health Services, 3.45%, 11/01/49 .. 419 293,123
Memorial Sloan-Kettering Cancer Center
5.00% , 07/01/42 .................. 530 503,480
Series 2020 , 2.96% , 01/01/50 ......... 330 213,148
4.13% , 07/01/52 .................. 402 319,873
Series 2015 , 4.20% , 07/01/55 ......... 466 371,859
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 638 386,067
Molina Healthcare, Inc.
(d)
4.38% , 06/15/28 .................. 950 936,468
3.88% , 11/15/30 .................. 720 668,070

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.50% , 02/15/31 .................. USD 815 $ 829,156
3.88% , 05/15/32 .................. 762 684,167
6.25% , 01/15/33 .................. 775 774,206
Montefiore Obligated Group
Series 18-C , 5.25% , 11/01/48
(c)
........ 462 379,536
4.29% , 09/01/50 .................. 312 214,337
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... 305 224,006
MPH Acquisition Holdings LLC, 5.75%,
12/31/30
(c) (d)
.................... 775 642,758
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... 491 335,078
National Mentor Holdings, Inc., 10.50%,
12/15/30
(d)
..................... 1,220 1,276,420
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 263 223,609
New York & Presbyterian Hospital (The)
2.26% , 08/01/40 .................. 105 71,876
4.02% , 08/01/45 .................. 515 419,484
4.06% , 08/01/56 .................. 350 269,335
2.61% , 08/01/60
(c)
................. 208 113,286
Series 2019 , 3.95% , 08/01/2119 ........ 572 388,683
Northwell Healthcare, Inc.
3.98% , 11/01/46 .................. 472 365,093
4.26% , 11/01/47 .................. 820 659,561
3.81% , 11/01/49 .................. 570 416,027
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51 .... 285 173,815
Novant Health, Inc.
2.64% , 11/01/36 .................. 180 142,596
3.17% , 11/01/51 .................. 732 475,320
3.32% , 11/01/61
(c)
................. 314 196,111
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 385 231,876
NYU Langone Hospitals
Series 13-A , 5.75% , 07/01/43 ......... 140 140,611
4.78% , 07/01/44 .................. 290 259,391
4.37% , 07/01/47 .................. 765 650,610
Series 2020 , 3.38% , 07/01/55
(c)
........ 215 144,389
OhioHealth Corp.
2.83% , 11/15/41 .................. 399 291,401
Series 2020 , 3.04% , 11/15/50 ......... 390 261,502
Option Care Health, Inc., 4.38%, 10/31/29
(d)
.. 544 527,493
Orlando Health Obligated Group
5.48% , 10/01/35 .................. 365 375,145
4.09% , 10/01/48 .................. 220 178,043
3.33% , 10/01/50 .................. 430 301,208
Paradigm Parent LLC, 8.75%, 04/17/32
(d)
... 435 392,544
PeaceHealth Obligated Group
4.34% , 11/15/28 .................. 95 94,543
4.86% , 11/15/32 .................. 120 119,648
Series 2018 , 4.79% , 11/15/48 ......... 387 333,635
Series 2020 , 3.22% , 11/15/50 ......... 398 260,102
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(d)
..................... 445 441,259
Piedmont Healthcare, Inc.
Series 2032 , 2.04% , 01/01/32 ......... 180 156,523
Series 2042 , 2.72% , 01/01/42 ......... 333 233,834
2.86% , 01/01/52 .................. 561 345,891
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 498 435,378
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
..................... 1,535 1,591,362
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group
Series 19A , 2.53% , 10/01/29 .......... USD 196 $ 182,984
5.37% , 10/01/32 .................. 525 537,369
5.40% , 10/01/33 .................. 710 726,165
Series I , 3.74% , 10/01/47 ............ 810 601,159
Series A , 3.93% , 10/01/48 ............ 430 325,991
Series 21A , 2.70% , 10/01/51 .......... 205 118,809
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 251 219,947
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 865 867,828
4.20% , 06/30/29 .................. 475 471,471
4.63% , 12/15/29 .................. 565 568,467
2.95% , 06/30/30 .................. 1,051 986,948
2.80% , 06/30/31 .................. 1,000 916,325
6.40% , 11/30/33 .................. 715 776,202
5.00% , 12/15/34 .................. 545 542,088
5.00% , 06/30/36 .................. 500 491,495
4.70% , 03/30/45 .................. 415 366,200
Quorum Health Corp., 11.63%, 04/15/25
(b) (k)
.. 50 —
Radiology Partners, Inc.
(d)
9.78% , ( 9.78 % Cash or 9.78 % PIK),
02/15/30
(c) (f)
................... 806 714,750
8.50% , 07/15/32 .................. 940 934,035
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 250 166,293
Rede D'or Finance Sarl, 6.55%, 04/28/36
(d)
.. 400 395,111
Rede D'or Finance SARL
(e)
4.95% , 01/17/28 .................. 400 395,742
4.50% , 01/22/30 .................. 900 853,314
6.45% , 09/09/35 .................. 400 396,606
Rush System for Health Obligated Group,
Series 2020, 3.92%, 11/15/29 ......... 455 446,120
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 545 334,350
Select Medical Corp., 6.25%, 12/01/32
(c) (d)
... 675 654,727
Sentara Health, Series 2021, 2.93%, 11/01/51 115 72,190
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 460 276,987
SSM Health Care Corp.
Series A , 3.82% , 06/01/27 ............ 325 323,191
4.89% , 06/01/28 .................. 320 322,490
Stanford Health Care
Series 2020 , 3.31% , 08/15/30 ......... 28 26,767
Series 2018 , 3.80% , 11/15/48 ......... 610 464,199
3.03% , 08/15/51 .................. 380 245,397
Star Parent, Inc., 9.00%, 10/01/30
(d)
....... 985 1,031,477
Summa Health, 3.51%, 11/15/51 ........ 381 278,348
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c) (d)
.................... 1,195 1,192,612
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 353 348,076
Series 20A , 2.29% , 08/15/30 .......... 234 213,584
Series 2025 , 5.21% , 08/15/32 ......... 170 173,915
5.16% , 08/15/33 .................. 515 522,236
Series 2025 , 5.54% , 08/15/35 ......... 525 541,745
Series 20A , 3.16% , 08/15/40 .......... 330 254,385
Series 2018 , 4.09% , 08/15/48 ......... 554 439,252
Series 20A , 3.36% , 08/15/50 .......... 884 609,754
5.55% , 08/15/53 .................. 85 82,660
Team Health Holdings, Inc., 8.38%, 06/30/28
(d)
205 205,520
TEAM Services Holding, Inc., 9.00%,
02/15/33
(c) (d)
.................... 600 600,154
Tenet Healthcare Corp.
5.13% , 11/01/27 .................. 1,375 1,374,562

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63% , 06/15/28 .................. USD 610 $ 605,427
6.13% , 10/01/28 .................. 1,540 1,541,380
4.25% , 06/01/29 .................. 1,315 1,280,321
4.38% , 01/15/30 .................. 1,420 1,375,679
6.13% , 06/15/30 .................. 1,800 1,810,092
6.75% , 05/15/31 .................. 1,219 1,253,152
6.88% , 11/15/31 .................. 392 417,441
5.50% , 11/15/32
(d)
................. 1,600 1,597,509
6.00% , 11/15/33
(c) (d)
................ 700 709,680
Texas Health Resources
2.33% , 11/15/50 .................. 514 286,186
4.33% , 11/15/55 .................. 290 238,838
Toledo Hospital (The)
Series B , 5.33% , 11/15/28 ............ 497 499,701
5.75% , 11/15/38 .................. 824 824,153
6.02% , 11/15/48 .................. 408 382,989
Trinity Health Corp.
Series 2021 , 2.63% , 12/01/40 ......... 187 133,868
4.13% , 12/01/45 .................. 523 426,580
Series 2019 , 3.43% , 12/01/48 ......... 407 299,157
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 130 118,896
UnitedHealth Group, Inc.
3.70% , 05/15/27 .................. 420 418,515
2.95% , 10/15/27 .................. 750 737,368
5.25% , 02/15/28 .................. 1,380 1,403,515
3.85% , 06/15/28 .................. 1,185 1,176,438
4.40% , 06/15/28 .................. 330 330,920
3.88% , 12/15/28 .................. 1,075 1,064,265
4.25% , 01/15/29 .................. 1,240 1,238,201
4.70% , 04/15/29 .................. 565 571,164
4.00% , 05/15/29 .................. 1,065 1,054,472
2.88% , 08/15/29 .................. 999 956,086
4.80% , 01/15/30 .................. 1,350 1,366,681
5.30% , 02/15/30 .................. 1,345 1,381,872
2.00% , 05/15/30 .................. 1,385 1,259,184
4.65% , 01/15/31 .................. 895 900,542
4.90% , 04/15/31 .................. 1,180 1,198,032
2.30% , 05/15/31 .................. 1,489 1,338,318
4.95% , 01/15/32 .................. 1,590 1,611,109
4.20% , 05/15/32 .................. 1,520 1,482,514
5.35% , 02/15/33 .................. 1,790 1,841,565
4.50% , 04/15/33 .................. 1,510 1,477,790
5.00% , 04/15/34 .................. 1,360 1,361,867
5.15% , 07/15/34 .................. 2,055 2,078,243
5.30% , 06/15/35
(c)
................. 1,400 1,427,251
4.63% , 07/15/35 .................. 1,180 1,143,341
5.80% , 03/15/36 .................. 900 943,026
6.50% , 06/15/37 .................. 535 587,879
6.63% , 11/15/37 .................. 755 839,300
6.88% , 02/15/38 .................. 1,077 1,220,244
3.50% , 08/15/39 .................. 1,250 1,020,710
2.75% , 05/15/40 .................. 994 728,216
5.70% , 10/15/40 .................. 290 293,834
5.95% , 02/15/41 .................. 490 505,189
3.05% , 05/15/41 .................. 1,515 1,129,497
4.63% , 11/15/41 .................. 758 677,467
4.38% , 03/15/42 .................. 600 517,931
3.95% , 10/15/42 .................. 641 520,490
4.25% , 03/15/43 .................. 986 825,938
5.50% , 07/15/44 .................. 1,810 1,756,555
4.75% , 07/15/45 .................. 1,969 1,728,985
4.20% , 01/15/47 .................. 662 529,463
4.25% , 04/15/47 .................. 894 719,069
3.75% , 10/15/47 .................. 1,028 765,535
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.25% , 06/15/48 .................. USD 1,149 $ 916,888
4.45% , 12/15/48 .................. 912 750,712
3.70% , 08/15/49 .................. 1,155 836,107
2.90% , 05/15/50 .................. 1,098 687,804
3.25% , 05/15/51 .................. 2,056 1,361,115
4.75% , 05/15/52 .................. 1,920 1,623,640
5.88% , 02/15/53 .................. 1,860 1,839,833
5.05% , 04/15/53 .................. 2,015 1,780,955
5.38% , 04/15/54 .................. 1,885 1,742,511
5.63% , 07/15/54 .................. 2,770 2,654,830
5.95% , 06/15/55 .................. 510 515,343
3.88% , 08/15/59 .................. 1,162 812,987
3.13% , 05/15/60 .................. 1,182 707,075
4.95% , 05/15/62 .................. 990 836,534
6.05% , 02/15/63 .................. 1,430 1,434,076
5.20% , 04/15/63 .................. 1,820 1,594,845
5.50% , 04/15/64 .................. 1,200 1,103,252
5.75% , 07/15/64 .................. 2,035 1,946,641
Universal Health Services, Inc.
4.63% , 10/15/29 .................. 615 610,798
2.65% , 10/15/30 .................. 753 680,262
2.65% , 01/15/32 .................. 565 495,007
5.05% , 10/15/34 .................. 470 452,277
UPMC
5.04% , 05/15/33 .................. 210 211,461
5.38% , 05/15/43 .................. 25 23,789
US Acute Care Solutions LLC, 9.75%,
05/15/29
(d)
..................... 980 926,078
WakeMed, Series A, 3.29%, 10/01/52 ..... 149 98,518
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50 .... 165 104,057
Willis-Knighton Medical Center
Series 2018 , 4.81% , 09/01/48 ......... 389 335,555
Series 2021 , 3.07% , 03/01/51 ......... 352 221,973
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. 329 192,222
402,921,019
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/28 .................. 742 735,254
4.50% , 07/30/29 .................. 366 363,003
2.75% , 12/15/29 .................. 565 526,363
4.70% , 07/01/30 .................. 303 300,330
4.90% , 12/15/30 .................. 905 904,880
3.38% , 08/15/31 .................. 970 892,662
2.00% , 05/18/32 .................. 1,170 977,695
1.88% , 02/01/33 .................. 613 494,578
2.95% , 03/15/34 .................. 1,320 1,113,747
4.75% , 04/15/35 .................. 570 538,720
5.50% , 10/01/35 .................. 480 475,816
5.25% , 03/15/36 .................. 760 739,631
5.25% , 05/15/36 .................. 245 238,419
4.85% , 04/15/49 .................. 330 275,541
4.00% , 02/01/50 .................. 721 526,503
3.55% , 03/15/52 .................. 570 382,908
5.15% , 04/15/53 .................. 500 430,184
5.63% , 05/15/54
(c)
................. 580 535,481
CTR Partnership LP, 3.88%, 06/30/28
(d)
.... 555 541,056
Diversified Healthcare Trust
4.75% , 02/15/28 .................. 557 541,208
7.25% , 10/15/30
(d)
................. 95 97,087
4.38% , 03/01/31 .................. 520 467,622
DOC DR LLC
3.95% , 01/15/28 .................. 350 346,578

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
2.63% , 11/01/31 .................. USD 640 $ 569,268
Healthcare Realty Holdings LP
3.75% , 07/01/27 .................. 430 426,341
3.10% , 02/15/30 .................. 555 522,524
2.00% , 03/15/31 .................. 1,046 914,065
Healthpeak OP LLC
2.13% , 12/01/28 .................. 930 877,273
3.50% , 07/15/29 .................. 256 247,359
3.00% , 01/15/30 .................. 540 508,774
2.88% , 01/15/31 .................. 760 698,685
5.25% , 12/15/32 .................. 735 741,756
4.75% , 01/15/33 .................. 275 269,742
5.38% , 02/15/35 .................. 340 341,207
6.75% , 02/01/41 .................. 246 266,840
MPT Operating Partnership LP
5.00% , 10/15/27 .................. 1,295 1,262,529
4.63% , 08/01/29 .................. 889 736,580
3.50% , 03/15/31 .................. 1,455 1,045,337
8.50% , 02/15/32
(d)
................. 1,445 1,500,939
National Health Investors, Inc.
3.00% , 02/01/31 .................. 683 617,973
5.35% , 02/01/33 .................. 210 208,720
Omega Healthcare Investors, Inc.
4.75% , 01/15/28 .................. 633 633,292
3.63% , 10/01/29 .................. 440 423,377
5.20% , 07/01/30 .................. 395 397,902
3.38% , 02/01/31 .................. 715 663,743
3.25% , 04/15/33 .................. 720 636,991
Sabra Health Care LP
3.90% , 10/15/29 .................. 451 437,935
3.20% , 12/01/31 .................. 660 596,724
Ventas Realty LP
4.00% , 03/01/28 .................. 674 668,117
4.40% , 01/15/29 .................. 1,063 1,057,237
3.00% , 01/15/30 .................. 440 415,297
4.75% , 11/15/30 .................. 875 876,268
2.50% , 09/01/31 .................. 570 507,889
5.10% , 07/15/32 .................. 535 541,216
5.63% , 07/01/34 .................. 255 262,212
5.00% , 01/15/35 .................. 285 280,379
5.00% , 02/15/36 .................. 395 387,314
5.70% , 09/30/43 .................. 245 240,970
4.38% , 02/01/45 .................. 250 206,872
4.88% , 04/15/49 .................. 525 451,636
Welltower OP LLC
4.25% , 04/15/28 .................. 1,090 1,088,467
2.05% , 01/15/29 .................. 710 667,905
4.13% , 03/15/29 .................. 685 680,504
3.10% , 01/15/30 .................. 955 909,784
4.50% , 07/01/30 .................. 750 750,060
2.75% , 01/15/31 .................. 825 759,510
2.80% , 06/01/31 .................. 647 593,754
2.75% , 01/15/32 .................. 680 613,223
3.85% , 06/15/32 .................. 599 570,445
5.13% , 07/01/35 .................. 1,045 1,046,920
6.50% , 03/15/41 .................. 287 314,236
4.95% , 09/01/48 .................. 580 524,929
42,406,286
Health Care Technology — 0.0%
IQVIA, Inc.
5.00% , 05/15/27
(d)
................. 1,110 1,108,580
5.70% , 05/15/28 .................. 855 870,837
6.25% , 02/01/29 .................. 1,385 1,437,427
6.50% , 05/15/30
(d)
................. 665 680,208
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
6.25% , 06/01/32
(d)
................. USD 1,650 $ 1,683,464
5,780,516
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25% , 12/15/28 .................. 330 326,517
Series H , 3.38% , 12/15/29 ........... 500 476,020
Series I , 3.50% , 09/15/30 ............ 1,067 1,007,943
Series J , 2.90% , 12/15/31 ............ 735 657,542
5.70% , 06/15/32 .................. 305 313,780
5.70% , 07/01/34 .................. 530 539,114
5.50% , 04/15/35 .................. 800 800,051
Park Intermediate Holdings LLC
(d)
5.88% , 10/01/28 .................. 755 753,274
4.88% , 05/15/29 .................. 795 772,826
7.00% , 02/01/30 .................. 595 607,942
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
... 418 424,603
RHP Hotel Properties LP
(d)
7.25% , 07/15/28 .................. 535 547,146
4.50% , 02/15/29 .................. 610 598,761
6.50% , 04/01/32 .................. 1,080 1,108,632
6.50% , 06/15/33 .................. 215 221,445
5.75% , 03/15/34 .................. 700 696,181
RLJ Lodging Trust LP, 4.00%, 09/15/29
(d)
... 505 477,547
Service Properties Trust
4.95% , 02/15/27
(c)
................. 107 107,261
0.00% , 09/30/27
(d) (j)
................ 170 156,298
3.95% , 01/15/28 .................. 400 387,959
4.95% , 10/01/29
(c)
................. 389 364,453
4.38% , 02/15/30 .................. 429 386,298
8.63% , 11/15/31
(d)
................. 965 1,015,382
8.88% , 06/15/32 .................. 480 492,393
XHR LP
(d)
4.88% , 06/01/29 .................. 550 539,850
6.63% , 05/15/30 .................. 420 430,123
14,209,341
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(d)
3.88% , 01/15/28 .................. 1,470 1,442,997
4.38% , 01/15/28 .................. 747 737,951
3.50% , 02/15/29 .................. 785 755,533
6.13% , 06/15/29 .................. 1,135 1,154,862
5.63% , 09/15/29 .................. 625 630,977
4.00% , 10/15/30 .................. 2,700 2,567,736
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(d)
..................... 315 316,436
Acushnet Co., 5.63%, 12/01/33
(d)
........ 310 311,415
Affinity Interactive, 6.88%, 12/15/27
(d)
...... 465 288,541
Airbnb, Inc.
4.40% , 03/16/29 .................. 760 758,692
4.65% , 03/16/31 .................. 760 758,819
5.25% , 03/16/36 .................. 765 762,693
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(e)
..................... 600 617,763
Arcos Dorados BV, 6.38%, 01/29/32
(e)
..... 600 627,162
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(c) (d)
... 520 449,070
Bloomin' Brands, Inc., 5.13%, 04/15/29
(d)
... 337 304,024
Booking Holdings, Inc., 3.55%, 03/15/28 .... 783 772,883
Boyd Gaming Corp.
4.75% , 12/01/27 .................. 1,045 1,040,477
4.75% , 06/15/31
(d)
................. 925 891,364
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... 735 718,772
Brightstar Lottery plc
(d)
5.25% , 01/15/29 .................. 860 856,117

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75% , 01/15/33 .................. USD 430 $ 420,948
Brinker International, Inc., 8.25%, 07/15/30
(d)
. 350 366,223
Caesars Entertainment, Inc.
(d)
4.63% , 10/15/29 .................. 1,185 1,143,591
7.00% , 02/15/30 .................. 2,065 2,095,779
6.50% , 02/15/32 .................. 1,540 1,498,771
6.00% , 10/15/32
(c)
................. 1,195 1,070,936
Carnival Corp.
6.65% , 01/15/28 .................. 304 310,841
4.00% , 08/01/28
(d)
................. 2,485 2,428,035
5.13% , 05/01/29
(d)
................. 1,300 1,295,384
7.00% , 08/15/29
(d)
................. 905 939,075
5.75% , 03/15/30
(d)
................. 825 837,273
5.88% , 06/15/31
(d)
................. 845 857,371
5.75% , 08/01/32
(d)
................. 3,065 3,082,433
6.13% , 02/15/33
(d)
................. 2,215 2,247,874
Choice Hotels International, Inc.
3.70% , 12/01/29 .................. 610 584,948
3.70% , 01/15/31 .................. 590 553,244
5.85% , 08/01/34 .................. 625 632,361
Churchill Downs, Inc.
(d)
5.50% , 04/01/27 .................. 605 604,401
4.75% , 01/15/28 .................. 885 877,536
5.75% , 04/01/30 .................. 1,205 1,202,471
6.75% , 05/01/31 .................. 615 628,833
Darden Restaurants, Inc.
3.85% , 05/01/27 .................. 229 227,801
4.35% , 10/15/27 .................. 330 329,476
4.55% , 10/15/29 .................. 560 558,748
6.30% , 10/10/33 .................. 395 423,861
4.55% , 02/15/48 .................. 410 332,058
Expedia Group, Inc.
4.63% , 08/01/27
(c)
................. 715 716,042
3.80% , 02/15/28 .................. 970 957,841
3.25% , 02/15/30 .................. 1,552 1,471,724
2.95% , 03/15/31 .................. 675 619,544
5.40% , 02/15/35
(c)
................. 945 937,410
5.50% , 04/15/36 .................. 725 710,790
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 .................. 970 944,193
6.75% , 01/15/30
(c)
................. 1,290 1,248,882
Flutter Treasury DAC, 6.38%, 04/29/29
(d)
... 555 563,391
Fortune Star BVI Ltd., 8.50%, 05/19/28
(e)
... 600 613,577
Full House Resorts, Inc., 8.25%, 02/15/28
(c) (d)
. 470 445,840
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
1,000 909,148
Genting New York LLC, 7.25%, 10/01/29
(d)
.. 700 712,018
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(d) (k)
.................... 391 188,620
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
..................... 540 526,431
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(d)
................. 570 578,034
3.75% , 05/01/29
(d)
................. 780 753,135
4.88% , 01/15/30 .................. 895 887,966
4.00% , 05/01/31
(d)
................. 1,026 971,637
3.63% , 02/15/32
(d)
................. 1,530 1,403,006
6.13% , 04/01/32
(d)
................. 550 560,403
5.88% , 03/15/33
(d)
................. 875 885,725
5.75% , 09/15/33
(d)
................. 1,040 1,046,483
5.50% , 03/31/34
(d)
................. 1,100 1,091,891
Hilton Grand Vacations Borrower LLC
(d)
5.00% , 06/01/29 .................. 889 860,300
4.88% , 07/01/31 .................. 535 494,778
6.63% , 01/15/32 .................. 1,055 1,067,357
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 546 544,784
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
5.05% , 03/30/28 .................. USD 410 $ 413,868
4.38% , 09/15/28 .................. 895 889,915
5.25% , 06/30/29 .................. 720 731,296
5.75% , 04/23/30 .................. 450 462,114
5.38% , 12/15/31 .................. 565 575,901
5.75% , 03/30/32 .................. 375 387,554
5.50% , 06/30/34 .................. 380 385,700
5.40% , 12/15/35 .................. 490 484,732
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(d)
500 489,462
KFC Holding Co., 4.75%, 06/01/27
(d)
...... 719 717,865
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(d)
..................... 800 664,108
Las Vegas Sands Corp.
5.90% , 06/01/27 .................. 345 348,505
5.63% , 06/15/28 .................. 485 491,547
3.90% , 08/08/29 .................. 1,040 1,003,497
6.00% , 08/15/29 .................. 525 539,289
6.00% , 06/14/30 .................. 525 541,056
6.20% , 08/15/34 .................. 605 621,432
Life Time, Inc., 6.00%, 11/15/31
(d)
........ 530 537,533
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 .................. 612 625,544
7.50% , 09/01/31 .................. 740 771,518
6.25% , 10/01/33 .................. 630 625,726
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
. 110 113,002
MajorDrive Holdings IV LLC, 6.38%,
06/01/29
(c) (d)
.................... 540 454,225
Marriott International, Inc.
4.20% , 07/15/27 .................. 185 184,676
5.00% , 10/15/27 .................. 1,080 1,089,831
Series X , 4.00% , 04/15/28 ............ 593 589,173
5.55% , 10/15/28 .................. 480 492,282
Series AA , 4.65% , 12/01/28 ........... 371 372,196
4.90% , 04/15/29 .................. 980 991,137
4.88% , 05/15/29 .................. 400 404,445
4.80% , 03/15/30 .................. 90 90,671
Series FF , 4.63% , 06/15/30 ........... 1,390 1,387,993
Series HH , 2.85% , 04/15/31 .......... 820 751,357
4.50% , 10/15/31 .................. 410 405,115
5.10% , 04/15/32 .................. 695 705,622
Series GG , 3.50% , 10/15/32 .......... 1,236 1,139,081
4.50% , 05/01/33 .................. 505 488,852
Series II , 2.75% , 10/15/33 ............ 415 359,136
5.30% , 05/15/34 .................. 735 743,841
5.35% , 03/15/35 .................. 1,365 1,375,639
5.25% , 10/15/35 .................. 355 353,943
5.50% , 04/15/37 .................. 1,420 1,421,013
5.10% , 05/01/38 .................. 675 646,950
Marriott Ownership Resorts, Inc.
4.75% , 01/15/28 .................. 375 370,046
4.50% , 06/15/29
(d)
................. 575 549,923
6.50% , 10/01/33
(d)
................. 390 375,065
McDonald's Corp.
3.50% , 07/01/27 .................. 1,007 998,815
3.80% , 04/01/28 .................. 1,187 1,178,340
4.80% , 08/14/28 .................. 1,065 1,076,382
5.00% , 05/17/29 .................. 480 489,128
2.63% , 09/01/29 .................. 1,250 1,185,343
2.13% , 03/01/30 .................. 1,110 1,022,460
4.60% , 05/15/30 .................. 470 474,490
3.60% , 07/01/30 .................. 996 968,093
4.40% , 02/12/31 .................. 480 478,528
4.60% , 09/09/32 .................. 720 722,871
4.95% , 08/14/33 .................. 710 721,338

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.20% , 05/17/34 .................. USD 430 $ 439,408
4.95% , 03/03/35 .................. 575 572,864
4.70% , 12/09/35 .................. 863 842,953
5.00% , 02/13/36 .................. 500 497,755
6.30% , 10/15/37 .................. 785 856,897
6.30% , 03/01/38 .................. 771 840,138
5.70% , 02/01/39 .................. 411 425,611
4.88% , 07/15/40 .................. 447 420,100
3.70% , 02/15/42 .................. 435 348,124
3.63% , 05/01/43 .................. 769 592,157
4.60% , 05/26/45 .................. 708 608,394
4.88% , 12/09/45 .................. 1,516 1,350,633
4.45% , 03/01/47 .................. 1,151 960,093
4.45% , 09/01/48 .................. 937 773,289
3.63% , 09/01/49 .................. 1,644 1,182,544
4.20% , 04/01/50 .................. 828 654,102
5.15% , 09/09/52
(c)
................. 760 685,747
5.45% , 08/14/53
(c)
................. 955 899,463
Meituan
(e)
4.50% , 04/02/28 .................. 1,200 1,196,573
4.63% , 10/02/29 .................. 1,400 1,390,575
3.05% , 10/28/30 .................. 1,200 1,105,448
4.50% , 05/05/31 .................. 800 778,312
4.75% , 11/05/32 .................. 600 584,414
5.13% , 11/05/35 .................. 1,000 970,341
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(e)
................. 610 608,169
5.75% , 07/21/28
(d)
................. 895 889,784
5.38% , 12/04/29
(d)
................. 1,155 1,129,628
7.63% , 04/17/32
(d)
................. 770 793,742
6.50% , 09/24/33
(d)
................. 410 406,124
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................ 515 425,364
MGM China Holdings Ltd., 7.13%, 06/26/31
(c) (d)
505 524,825
MGM Resorts International
5.50% , 04/15/27 .................. 623 624,360
4.75% , 10/15/28 .................. 880 871,778
6.13% , 09/15/29 .................. 880 892,149
6.50% , 04/15/32
(c)
................. 800 810,761
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 800 782,262
Mohegan Tribal Gaming Authority
(d)
8.25% , 04/15/30 .................. 580 604,539
11.88% , 04/15/31 ................. 600 644,031
Motion Bondco DAC, 6.63%, 11/15/27
(d)
.... 495 475,436
Motion Finco SARL, 8.38%, 02/15/32
(d)
..... 255 209,230
NCL Corp. Ltd.
(d)
7.75% , 02/15/29 .................. 600 626,368
6.25% , 03/01/30 .................. 410 409,011
5.88% , 01/15/31 .................. 1,180 1,147,728
6.75% , 02/01/32 .................. 1,725 1,717,055
6.25% , 09/15/33 .................. 750 725,743
NCL Finance Ltd., 6.13%, 03/15/28
(d)
...... 585 593,156
Ontario Gaming GTA LP, 8.00%, 08/01/30
(d)
.. 425 419,805
Papa John's International, Inc., 3.88%,
09/15/29
(d)
..................... 435 417,980
Penn Entertainment, Inc.
(d)
5.63% , 01/15/27
(c)
................. 415 414,708
4.13% , 07/01/29
(c)
................. 410 389,723
6.75% , 04/01/31 .................. 595 589,501
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 .................. 730 479,207
5.88% , 09/01/31 .................. 705 410,248
Resorts World Las Vegas LLC
4.63% , 04/16/29
(e)
................. 800 715,529
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.45% , 07/27/30
(d)
................. USD 427 $ 422,620
4.63% , 04/06/31
(d)
................. 420 354,860
Rivers Enterprise Borrower LLC
(d)
6.25% , 10/15/30 .................. 280 284,848
6.63% , 02/01/33 .................. 445 453,797
Royal Caribbean Cruises Ltd.
5.38% , 07/15/27
(d)
................. 955 958,220
7.50% , 10/15/27 .................. 395 411,049
3.70% , 03/15/28 .................. 571 562,269
5.50% , 04/01/28
(d)
................. 1,755 1,773,863
5.63% , 09/30/31
(d)
................. 500 506,332
6.25% , 03/15/32
(d)
................. 1,585 1,621,065
6.00% , 02/01/33
(d)
................. 2,290 2,324,289
4.75% , 05/15/33 .................. 800 774,396
5.38% , 01/15/36 .................. 1,440 1,415,800
5.25% , 02/27/38 .................. 920 879,518
Sabre GLBL, Inc.
(d)
10.75% , 11/15/29 ................. 355 308,810
10.75% , 03/15/30 ................. 544 469,097
11.13% , 07/15/30 ................. 1,235 1,062,324
Sands China Ltd.
(i)
5.40% , 08/08/28 .................. 1,898 1,919,894
2.85% , 03/08/29 .................. 690 654,033
4.38% , 06/18/30 .................. 735 718,809
3.25% , 08/08/31 .................. 640 586,975
Scientific Games Holdings LP, 6.63%,
03/01/30
(d)
..................... 830 699,228
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(d)
..................... 750 725,296
Six Flags Entertainment Corp.
6.50% , 10/01/28 .................. 350 350,797
5.25% , 07/15/29 .................. 511 491,735
7.25% , 05/15/31
(c) (d)
................ 885 872,651
8.63% , 01/15/32
(d)
................. 1,010 1,027,480
6.63% , 05/01/32
(d)
................. 1,005 1,022,800
Sodexo, Inc.
(d)
5.15% , 08/15/30 .................. 200 202,154
2.72% , 04/16/31 .................. 455 411,968
Speedway Motorsports LLC, 4.88%, 11/01/27
(d)
364 362,451
Starbucks Corp.
3.50% , 03/01/28 .................. 802 790,194
4.50% , 05/15/28 .................. 490 491,555
4.00% , 11/15/28 .................. 1,310 1,299,048
3.55% , 08/15/29 .................. 1,278 1,247,091
2.25% , 03/12/30 .................. 763 701,629
4.80% , 05/15/30 .................. 405 409,157
2.55% , 11/15/30 .................. 1,571 1,442,131
4.90% , 02/15/31 .................. 475 481,435
3.00% , 02/14/32 .................. 1,005 919,472
4.80% , 02/15/33 .................. 640 639,760
5.00% , 02/15/34 .................. 580 582,337
5.40% , 05/15/35 .................. 350 358,681
4.30% , 06/15/45 .................. 490 399,590
3.75% , 12/01/47 .................. 350 258,107
4.50% , 11/15/48 .................. 1,096 899,724
4.45% , 08/15/49 .................. 1,050 854,449
3.35% , 03/12/50 .................. 695 468,984
3.50% , 11/15/50 .................. 1,300 898,996
Station Casinos LLC
(d)
4.50% , 02/15/28 .................. 725 713,875
4.63% , 12/01/31 .................. 530 498,507
6.63% , 03/15/32 .................. 635 643,355
Studio City Finance Ltd.
(d)
6.50% , 01/15/28 .................. 525 522,982
5.00% , 01/15/29 .................. 1,090 1,038,951

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sunny Express Enterprises Corp.
(e)
3.00% , 10/23/29 .................. USD 400 $ 382,919
3.13% , 04/23/30 .................. 600 574,284
TKC Holdings, Inc.
(d)
8.50% , 08/15/30 .................. 1,050 1,073,892
12.00% , 02/15/31 ................. 880 916,603
Travel + Leisure Co.
(i)
6.00% , 04/01/27 .................. 465 465,723
4.50% , 12/01/29
(d)
................. 645 623,227
4.63% , 03/01/30
(d)
................. 415 400,025
6.13% , 09/01/33
(d)
................. 470 466,077
Vail Resorts, Inc.
(d)
5.63% , 07/15/30 .................. 185 184,779
6.50% , 05/15/32 .................. 640 652,834
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 .................. 450 451,194
9.13% , 07/15/31 .................. 715 752,623
5.88% , 10/15/33 .................. 1,250 1,252,583
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... 374 373,691
VOC Escrow Ltd., 5.00%, 02/15/28
(d)
...... 725 722,523
Voyager Parent LLC, 9.25%, 07/01/32
(d)
.... 1,542 1,642,764
Wyndham Hotels & Resorts, Inc.
(d)
4.38% , 08/15/28 .................. 500 491,780
5.63% , 03/01/33 .................. 620 613,877
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
... 895 895,361
Wynn Macau Ltd.
(d)
5.50% , 10/01/27 .................. 830 827,113
5.63% , 08/26/28 .................. 1,355 1,345,959
5.13% , 12/15/29 .................. 990 967,003
6.75% , 02/15/34 .................. 1,000 1,001,752
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 .................. 762 757,001
7.13% , 02/15/31 .................. 995 1,054,169
6.25% , 03/15/33 .................. 850 853,956
Yum! Brands, Inc.
4.75% , 01/15/30
(d)
................. 885 875,983
3.63% , 03/15/31 .................. 1,061 988,213
4.63% , 01/31/32 .................. 920 885,458
5.38% , 04/01/32 .................. 975 975,404
6.88% , 11/15/37 .................. 235 258,720
5.35% , 11/01/43 .................. 307 291,698
206,437,175
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(d)
.... 395 408,584
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 400 417,184
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 .................. 475 454,520
4.63% , 04/01/30 .................. 500 475,891
6.88% , 08/01/33 .................. 300 295,487
Beazer Homes USA, Inc.
5.88% , 10/15/27 .................. 355 354,669
7.25% , 10/15/29
(c)
................. 440 443,686
7.50% , 03/15/31
(d)
................. 260 258,938
Brookfield Residential Properties, Inc.
(d)
6.25% , 09/15/27 .................. 612 612,563
5.00% , 06/15/29 .................. 390 375,819
4.88% , 02/15/30 .................. 505 473,249
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(d)
725 599,866
Century Communities, Inc.
(d)
3.88% , 08/15/29 .................. 503 475,475
6.63% , 09/15/33 .................. 265 263,850
DR Horton, Inc.
1.40% , 10/15/27 .................. 515 494,118
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.85% , 10/15/30 .................. USD 215 $ 216,919
5.00% , 10/15/34 .................. 770 762,117
5.50% , 10/15/35 .................. 645 658,342
Dream Finders Homes, Inc.
(d)
8.25% , 08/15/28 .................. 375 383,644
6.88% , 09/15/30 .................. 360 353,158
Empire Communities Corp., 9.75%, 05/01/29
(d)
490 499,047
FXI Holdings, Inc.
(d)
16.00% , ( 16.00 % Cash or 16.00 % PIK),
11/15/29
(f)
..................... 479 197,519
11.00% , 11/15/30 ................. 801 676,869
Installed Building Products, Inc., 5.63%,
02/01/34
(d)
..................... 500 497,500
K. Hovnanian Enterprises, Inc.
(d)
8.00% , 04/01/31 .................. 395 397,917
8.38% , 10/01/33 .................. 340 341,484
KB Home
6.88% , 06/15/27 .................. 295 298,254
4.80% , 11/15/29 .................. 384 376,552
7.25% , 07/15/30 .................. 355 362,333
4.00% , 06/15/31 .................. 425 395,741
Leggett & Platt, Inc.
3.50% , 11/15/27 .................. 638 624,210
4.40% , 03/15/29 .................. 881 858,931
3.50% , 11/15/51 .................. 830 515,036
Lennar Corp.
5.00% , 06/15/27 .................. 725 727,418
4.75% , 11/29/27 .................. 660 662,276
5.20% , 07/30/30 .................. 665 674,117
LG Electronics, Inc., 5.63%, 04/24/29
(e)
..... 400 410,461
LGI Homes, Inc.
(d)
8.75% , 12/15/28 .................. 545 561,482
4.00% , 07/15/29 .................. 330 299,354
7.00% , 11/15/32 .................. 470 451,225
M/I Homes, Inc.
4.95% , 02/01/28 .................. 405 402,687
3.95% , 02/15/30 .................. 335 318,055
Mattamy Group Corp.
(d)
4.63% , 03/01/30 .................. 660 630,706
6.00% , 12/15/33 .................. 545 522,611
Meritage Homes Corp.
5.13% , 06/06/27 .................. 325 325,605
3.88% , 04/15/29
(d)
................. 815 793,650
5.65% , 03/15/35 .................. 350 352,785
Mohawk Industries, Inc.
5.85% , 09/18/28 .................. 800 822,580
3.63% , 05/15/30 .................. 550 527,926
Newell Brands, Inc.
6.38% , 09/15/27 .................. 620 626,282
8.50% , 06/01/28
(d)
................. 550 574,492
6.63% , 09/15/29 .................. 548 547,660
6.38% , 05/15/30
(c)
................. 910 891,489
6.63% , 05/15/32
(c)
................. 510 495,018
7.38% , 04/01/36
(c)
................. 405 386,084
7.50% , 04/01/46 .................. 652 561,047
NVR, Inc., 3.00%, 05/15/30 ............ 525 494,147
Panasonic Holdings Corp.
(d)
3.11% , 07/19/29 .................. 385 369,206
5.30% , 07/16/34 .................. 505 512,365
PulteGroup, Inc.
4.25% , 03/01/31 .................. 365 356,314
7.88% , 06/15/32 .................. 423 486,791
6.38% , 05/15/33 .................. 460 495,421
6.00% , 02/15/35 .................. 343 358,945
4.90% , 03/01/36 .................. 300 291,106

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Risewell Homes, Inc.
(d)
9.25% , 10/01/29 .................. USD 305 $ 316,010
8.50% , 11/01/30 .................. 405 413,857
Sekisui House US, Inc.
3.85% , 01/15/30 .................. 405 386,375
2.50% , 01/15/31 .................. 376 332,247
6.00% , 01/15/43 .................. 525 481,565
3.97% , 08/06/61
(c)
................. 240 156,406
Shea Homes LP
4.75% , 02/15/28 .................. 492 485,871
4.75% , 04/01/29 .................. 350 338,128
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 .................. 855 826,825
3.88% , 10/15/31 .................. 835 771,896
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
... 286 296,538
Taylor Morrison Communities, Inc.
(d)
5.75% , 01/15/28 .................. 585 590,428
5.13% , 08/01/30 .................. 525 522,882
5.75% , 11/15/32 .................. 280 283,085
Toll Brothers Finance Corp.
4.35% , 02/15/28 .................. 700 697,377
3.80% , 11/01/29 .................. 765 744,728
5.60% , 06/15/35 .................. 375 384,408
TopBuild Corp.
(d)
3.63% , 03/15/29 .................. 405 402,414
4.13% , 02/15/32 .................. 505 504,618
5.63% , 01/31/34 .................. 450 455,720
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 298 297,408
5.70% , 06/15/28 .................. 346 348,361
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 600 349,318
Whirlpool Corp.
4.75% , 02/26/29 .................. 1,043 1,007,218
6.13% , 06/15/30 .................. 465 455,470
2.40% , 05/15/31 .................. 500 403,848
4.70% , 05/14/32 .................. 410 360,290
5.50% , 03/01/33 .................. 380 342,414
6.50% , 06/15/33
(c)
................. 395 378,268
5.75% , 03/01/34 .................. 315 283,508
5.15% , 03/01/43 .................. 220 165,139
4.50% , 06/01/46 .................. 515 345,654
4.60% , 05/15/50 .................. 520 349,861
45,226,912
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 415 413,541
4.13% , 10/15/30 .................. 537 508,408
4.13% , 04/30/31
(d)
................. 407 382,956
Church & Dwight Co., Inc.
3.15% , 08/01/27 .................. 930 918,448
2.30% , 12/15/31 .................. 660 585,380
5.60% , 11/15/32 .................. 540 566,955
3.95% , 08/01/47 .................. 569 441,647
5.00% , 06/15/52 .................. 675 607,252
Clorox Co. (The)
3.10% , 10/01/27 .................. 609 598,920
3.90% , 05/15/28 .................. 445 441,625
4.40% , 05/01/29 .................. 530 528,335
1.80% , 05/15/30 .................. 1,003 898,490
4.60% , 05/01/32 .................. 325 321,117
Colgate-Palmolive Co.
3.10% , 08/15/27 .................. 725 717,113
4.60% , 03/01/28 .................. 740 748,813
Security
Par (000)
Par (000) Value
Household Products (continued)
4.20% , 05/01/30 .................. USD 915 $ 915,930
3.25% , 08/15/32 .................. 575 540,368
4.60% , 03/01/33 .................. 825 836,057
4.00% , 08/15/45 .................. 620 517,943
3.70% , 08/01/47 .................. 825 632,790
Energizer Holdings, Inc.
(d)
4.75% , 06/15/28 .................. 574 566,308
4.38% , 03/31/29 .................. 960 923,520
6.00% , 09/15/33 .................. 475 453,908
Kimberly-Clark Corp.
1.05% , 09/15/27 .................. 580 556,681
3.95% , 11/01/28 .................. 722 717,151
3.20% , 04/25/29 .................. 933 906,315
3.10% , 03/26/30 .................. 1,153 1,098,811
2.00% , 11/02/31 .................. 505 445,629
4.50% , 02/16/33 .................. 725 723,926
6.63% , 08/01/37 .................. 662 752,460
5.30% , 03/01/41 .................. 405 405,412
3.20% , 07/30/46 .................. 590 413,728
3.90% , 05/04/47 .................. 460 357,994
2.88% , 02/07/50 .................. 693 444,035
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(c) (e)
.................... 600 543,216
Kronos Acquisition Holdings, Inc.
(d)
8.25% , 06/30/31 .................. 585 358,557
10.75% , 06/30/32 ................. 380 121,827
Procter & Gamble Co. (The)
2.85% , 08/11/27 .................. 1,115 1,099,865
3.95% , 01/26/28 .................. 695 695,110
4.35% , 01/29/29 .................. 1,045 1,055,201
4.15% , 10/24/29 .................. 500 503,066
3.00% , 03/25/30 .................. 1,640 1,569,543
4.05% , 05/01/30 .................. 800 797,383
1.20% , 10/29/30 .................. 1,770 1,551,188
1.95% , 04/23/31 .................. 846 759,168
2.30% , 02/01/32 .................. 472 428,267
4.10% , 11/03/32 .................. 720 708,482
4.05% , 01/26/33 .................. 1,035 1,021,363
4.55% , 01/29/34 .................. 715 717,719
5.80% , 08/15/34 .................. 620 668,695
4.55% , 10/24/34 .................. 490 491,597
4.60% , 05/01/35 .................. 570 568,006
4.35% , 11/03/35 .................. 575 557,679
5.55% , 03/05/37 .................. 825 875,544
3.55% , 03/25/40 .................. 645 548,770
3.50% , 10/25/47 .................. 525 396,441
3.60% , 03/25/50 .................. 435 329,982
Reckitt Benckiser Treasury Services plc, 3.00%,
06/26/27
(d)
..................... 1,583 1,561,052
SC Johnson & Son, Inc.
(d)
4.00% , 05/15/43 .................. 265 212,020
4.75% , 10/15/46 .................. 1,050 915,533
39,943,240
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30% , 03/15/29 .................. 400 409,769
6.25% , 03/14/32 .................. 400 414,403
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(g)
.................... 600 631,193
AES Corp. (The)
5.45% , 06/01/28 .................. 1,030 1,040,038
3.95% , 07/15/30
(d)
................. 717 687,091
2.45% , 01/15/31 .................. 905 805,911

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.80% , 03/15/32 .................. USD 130 $ 132,200
Alexander Funding Trust II, 7.47%, 07/31/28
(d)
434 456,820
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28
(d)
..................... 362 353,772
Aydem Yenilenebilir Enerji A/S, 9.88%,
09/30/30
(e)
..................... 600 607,592
Basin Electric Power Cooperative
(d)
4.75% , 04/26/47 .................. 518 445,388
5.85% , 10/15/55 .................. 965 940,988
Cikarang Listrindo Tbk. PT, 5.65%, 03/12/35
(e)
400 401,971
Clearway Energy Operating LLC
(d)
4.75% , 03/15/28 .................. 896 889,966
3.75% , 02/15/31 .................. 948 887,353
3.75% , 01/15/32 .................. 465 428,349
5.75% , 01/15/34 .................. 550 550,270
Colbun SA
(e)
3.15% , 03/06/30 .................. 800 748,414
3.15% , 01/19/32 .................. 400 362,142
5.38% , 09/11/35 .................. 400 396,478
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
555 583,469
Constellation Energy Generation LLC
3.90% , 01/08/28 .................. 800 794,053
5.60% , 03/01/28 .................. 845 862,209
4.63% , 02/01/29
(d)
................. 1,150 1,142,675
4.40% , 01/15/31 .................. 385 381,158
5.00% , 02/01/31
(d)
................. 1,347 1,350,900
3.75% , 03/01/31
(d)
................. 880 840,531
5.80% , 03/01/33 .................. 555 581,727
6.13% , 01/15/34 .................. 450 480,912
6.25% , 10/01/39 .................. 945 997,723
5.75% , 10/01/41 .................. 555 558,805
5.60% , 06/15/42 .................. 925 908,454
6.50% , 10/01/53 .................. 1,030 1,094,646
5.75% , 03/15/54 .................. 1,015 991,289
5.88% , 01/15/66 .................. 520 500,362
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(d)
........... 400 376,116
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(e)
.... 1,436 1,487,969
Great River Energy
(d)
6.25% , 07/01/38
(c)
................. 347 364,673
7.23% , 07/01/38 .................. —
(l)
—
Oglethorpe Power Corp.
6.19% , 01/01/31
(d)
................. 609 639,103
5.95% , 11/01/39 .................. 485 500,889
5.38% , 11/01/40 .................. 465 450,917
4.50% , 04/01/47 .................. 495 403,880
5.05% , 10/01/48 .................. 651 570,163
3.75% , 08/01/50 .................. 575 407,702
5.25% , 09/01/50 .................. 443 396,434
6.20% , 12/01/53 .................. 625 634,524
5.80% , 06/01/54 .................. 510 489,470
5.90% , 02/01/55 .................. 350 340,267
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 402,051
PSEG Power LLC
(d)
5.20% , 05/15/30 .................. 175 177,665
5.75% , 05/15/35 .................. 520 529,457
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 578,001
Saavi Energia SARL, 8.88%, 02/10/35
(c) (e)
... 1,000 1,112,663
San Miguel Global Power Holdings Corp.
(e)(g)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 810,275
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% USD 600 $ 597,765
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.45%), 8.95% 600 612,083
Southern Power Co.
Series A , 4.25% , 10/01/30 ............ 530 523,724
Series B , 4.90% , 10/01/35 ............ 725 702,375
5.15% , 09/15/41 .................. 655 618,136
5.25% , 07/15/43 .................. 419 391,326
Series F , 4.95% , 12/15/46 ............ 436 380,044
Talen Energy Supply LLC
(d)
6.25% , 02/01/34 .................. 1,330 1,319,340
6.50% , 02/01/36 .................. 1,125 1,129,738
TransAlta Corp.
5.88% , 02/01/34
(d)
................. 375 374,032
6.50% , 03/15/40 .................. 297 297,240
Tri-State Generation & Transmission
Association, Inc., 6.00%, 06/15/40
(d)
..... 445 449,725
Zorlu Enerji Elektrik Uretim A/S, 11.00%,
04/23/30
(e)
..................... 1,000 887,241
42,614,009
Industrial Conglomerates — 0.1%
3M Co.
2.88% , 10/15/27 .................. 822 806,400
3.63% , 09/14/28 .................. 802 791,822
3.38% , 03/01/29 .................. 1,147 1,115,413
2.38% , 08/26/29 .................. 1,162 1,089,483
4.80% , 03/15/30 .................. 550 555,524
3.05% , 04/15/30 .................. 938 888,008
5.15% , 03/15/35 .................. 580 586,698
5.70% , 03/15/37 .................. 635 659,393
3.88% , 06/15/44 .................. 490 382,304
3.13% , 09/19/46 .................. 700 472,731
3.63% , 10/15/47 .................. 677 490,447
4.00% , 09/14/48 .................. 936 720,999
3.25% , 08/26/49 .................. 1,168 787,186
3.70% , 04/15/50 .................. 405 294,036
CITIC Ltd.
(e)
4.00% , 01/11/28 .................. 400 397,849
2.85% , 02/25/30 .................. 800 757,703
3.50% , 02/17/32 .................. 200 190,252
Honeywell International, Inc.
2.70% , 08/15/29 .................. 1,210 1,149,904
1.95% , 06/01/30 .................. 1,065 966,028
1.75% , 09/01/31 .................. 930 808,925
5.00% , 02/15/33 .................. 375 383,670
4.50% , 01/15/34 .................. 965 947,539
5.00% , 03/01/35 .................. 1,445 1,453,585
3.81% , 11/21/47 .................. 809 613,596
2.80% , 06/01/50 .................. 762 484,239
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(d)
................ 1,380 1,597,056
Mega Advance Investments Ltd., 6.38%,
05/12/41
(d)
..................... 200 217,694
Pentair Finance SARL
4.50% , 07/01/29 .................. 735 732,707
5.90% , 07/15/32 .................. 365 381,239
Siemens Funding BV
(d)
4.35% , 05/26/28 .................. 950 953,889
4.60% , 05/28/30 .................. 1,000 1,008,213
4.90% , 05/28/32 .................. 1,000 1,019,226
5.20% , 05/28/35 .................. 855 873,938
5.80% , 05/28/55 .................. 320 324,270

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
5.90% , 05/28/65 .................. USD 215 $ 218,714
25,120,680
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60% , 05/15/32 .................. 460 458,112
5.41% , 09/12/34 .................. 475 456,677
FIBRA Prologis
(e)
5.50% , 11/26/35 .................. 400 395,121
5.63% , 01/14/38 .................. 600 590,401
First Industrial LP, 5.25%, 01/15/31 ....... 310 313,780
Goodman US Finance Eight LLC, 5.88%,
04/28/46
(d)
..................... 750 731,314
Goodman US Finance Five LLC, 4.63%,
05/04/32
(d)
..................... 620 606,293
Goodman US Finance Four LLC, 4.50%,
10/15/37
(d)
..................... 40 36,512
Goodman US Finance Seven LLC, 5.25%,
04/28/36
(d)
..................... 750 739,035
Goodman US Finance Six LLC, 5.13%,
10/07/34
(d)
..................... 805 796,700
Goodman US Finance Three LLC, 3.70%,
03/15/28
(d)
..................... 715 703,442
Lineage OP LP, 5.25%, 07/15/30 ........ 200 199,856
LXP Industrial Trust
2.70% , 09/15/30 .................. 270 246,509
2.38% , 10/01/31 .................. 145 126,146
Prologis LP
3.38% , 12/15/27 .................. 460 454,468
4.88% , 06/15/28 .................. 975 986,396
3.88% , 09/15/28 .................. 635 628,718
4.00% , 09/15/28 .................. 417 414,154
4.38% , 02/01/29 .................. 710 711,165
2.88% , 11/15/29 .................. 380 360,993
2.25% , 04/15/30 .................. 1,006 926,749
1.75% , 07/01/30 .................. 583 521,218
1.25% , 10/15/30 .................. 946 822,194
4.75% , 01/15/31 .................. 785 793,284
1.75% , 02/01/31 .................. 530 467,119
1.63% , 03/15/31 .................. 630 550,324
4.25% , 06/15/31 .................. 490 482,070
2.25% , 01/15/32 .................. 545 479,581
4.63% , 01/15/33 .................. 580 573,332
4.75% , 06/15/33 .................. 715 709,177
5.13% , 01/15/34 .................. 734 739,645
5.00% , 03/15/34 .................. 835 835,353
5.00% , 01/31/35 .................. 710 706,532
5.25% , 05/15/35 .................. 585 592,891
4.90% , 06/15/36 .................. 750 732,269
4.38% , 09/15/48 .................. 535 438,112
3.05% , 03/01/50 .................. 547 356,098
3.00% , 04/15/50 .................. 688 444,596
2.13% , 10/15/50 .................. 743 391,801
5.25% , 06/15/53 .................. 785 731,325
5.25% , 03/15/54 .................. 630 585,403
Rexford Industrial Realty LP
5.00% , 06/15/28 .................. 335 338,583
2.13% , 12/01/30 .................. 745 658,432
2.15% , 09/01/31 .................. 505 437,631
Trust 2401
(e)
4.87% , 01/15/30 .................. 327 318,144
7.70% , 01/23/32 .................. 498 541,805
7.38% , 02/13/34 .................. 200 217,392
6.95% , 01/30/44 .................. 200 199,951
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
6.39% , 01/15/50 .................. USD 530 $ 488,862
26,035,665
Insurance — 1.4%
200 Park Funding Trust, 5.74%, 02/15/55
(d)
.. 415 399,336
ACE Capital Trust II, 9.70%, 04/01/30 ..... 503 590,965
Acrisure LLC
(d)
8.25% , 02/01/29 .................. 980 983,048
4.25% , 02/15/29 .................. 770 735,242
8.50% , 06/15/29 .................. 510 510,610
6.00% , 08/01/29 .................. 555 527,462
7.50% , 11/06/30 .................. 1,235 1,254,064
6.75% , 07/01/32 .................. 420 413,889
AEGON Funding Co. LLC, 5.63%, 05/07/36 .. 375 374,430
Aegon Ltd., 5.50%, 04/11/48
(g)
.......... 375 375,088
Aflac, Inc.
3.60% , 04/01/30 .................. 1,145 1,110,158
4.00% , 10/15/46 .................. 570 442,849
4.75% , 01/15/49 .................. 805 689,348
AIA Group Ltd.
(d)
5.63% , 10/25/27 .................. 1,185 1,207,310
3.90% , 04/06/28 .................. 798 793,957
3.60% , 04/09/29 .................. 1,243 1,222,061
3.38% , 04/07/30 .................. 1,281 1,237,910
4.95% , 04/04/33
(c)
................. 1,175 1,198,537
5.38% , 04/05/34 .................. 560 571,537
4.95% , 03/30/35 .................. 405 401,412
3.20% , 09/16/40 .................. 1,910 1,469,821
4.88% , 03/11/44 .................. 390 363,854
4.50% , 03/16/46 .................. 665 586,590
5.40% , 09/30/54 .................. 695 657,007
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(d)
..................... 1,136 1,233,804
Alleghany Corp.
3.63% , 05/15/30 .................. 435 421,921
4.90% , 09/15/44 .................. 470 417,245
3.25% , 08/15/51 .................. 720 470,348
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 .................. 745 733,304
6.75% , 10/15/27 .................. 1,140 1,140,924
6.75% , 04/15/28 .................. 1,170 1,184,165
5.88% , 11/01/29
(c)
................. 489 479,431
7.00% , 01/15/31 .................. 1,350 1,375,918
6.50% , 10/01/31 .................. 980 988,381
7.38% , 10/01/32 .................. 795 781,197
Allianz SE
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.35% ,
09/06/53 ..................... 1,145 1,198,126
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 5.60% ,
09/03/54 ..................... 1,155 1,149,721
Allstate Corp. (The)
5.05% , 06/24/29 .................. 435 443,010
1.45% , 12/15/30 .................. 1,125 980,128
5.25% , 03/30/33 .................. 710 722,970
5.35% , 06/01/33 .................. 298 305,800
5.55% , 05/09/35 .................. 722 746,155
5.95% , 04/01/36 .................. 575 604,896
4.50% , 06/15/43 .................. 718 613,356
4.20% , 12/15/46 .................. 778 618,920
3.85% , 08/10/49 .................. 745 550,821
6.50% , 05/15/57
(g)
................. 464 475,641
American Financial Group, Inc.
5.00% , 09/23/35 .................. 350 336,822

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50% , 06/15/47 .................. USD 819 $ 662,850
American International Group, Inc.
4.85% , 05/07/30 .................. 150 151,508
3.40% , 06/30/30 .................. 1,275 1,217,217
5.13% , 03/27/33 .................. 675 682,258
3.88% , 01/15/35 .................. 620 568,429
5.45% , 05/07/35 .................. 280 285,412
4.50% , 07/16/44 .................. 950 811,673
4.80% , 07/10/45 .................. 150 131,886
4.75% , 04/01/48 .................. 1,429 1,233,305
4.38% , 06/30/50 .................. 980 791,218
American National Global Funding
(d)
4.63% , 12/15/28 .................. 525 521,681
5.55% , 01/28/30 .................. 445 451,914
5.25% , 06/03/30 .................. 695 695,469
4.88% , 01/23/31 .................. 520 511,820
American National Group, Inc.
5.00% , 06/15/27 .................. 656 654,087
5.75% , 10/01/29 .................. 335 339,312
6.14% , 06/13/32
(d)
................. 145 148,380
6.00% , 07/15/35 .................. 690 676,119
Americo Life, Inc., 3.45%, 04/15/31
(c) (d)
..... 645 573,963
AmFam Holdings, Inc.
(d)
2.81% , 03/11/31 .................. 655 577,397
3.83% , 03/11/51 .................. 595 407,331
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 .................. 940 951,471
4.88% , 06/30/29 .................. 850 821,943
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
..................... 200 195,438
Aon Corp.
2.85% , 05/28/27 .................. 525 517,419
4.50% , 12/15/28 .................. 546 547,657
3.75% , 05/02/29 .................. 1,194 1,169,517
2.80% , 05/15/30 .................. 1,353 1,260,536
2.05% , 08/23/31 .................. 555 484,588
2.60% , 12/02/31 .................. 430 383,465
5.00% , 09/12/32 .................. 465 467,709
5.35% , 02/28/33 .................. 881 901,296
6.25% , 09/30/40 .................. 485 516,110
2.90% , 08/23/51 .................. 905 548,827
3.90% , 02/28/52 .................. 1,215 886,379
Aon Global Ltd.
4.60% , 06/14/44 .................. 750 643,203
4.75% , 05/15/45 .................. 462 399,210
Aon North America, Inc.
5.15% , 03/01/29 .................. 1,075 1,094,429
5.30% , 03/01/31 .................. 730 747,008
5.45% , 03/01/34 .................. 1,635 1,670,996
5.75% , 03/01/54 .................. 1,825 1,753,880
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(d)
..................... 770 745,785
Arch Capital Finance LLC, 5.03%, 12/15/46 .. 653 587,937
Arch Capital Group Ltd.
7.35% , 05/01/34 .................. 563 636,549
3.64% , 06/30/50 .................. 961 687,278
Arch Capital Group US, Inc., 5.14%, 11/01/43 593 546,916
Ardonagh Finco Ltd., 7.75%, 02/15/31
(d)
.... 1,370 1,397,243
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c) (d)
.................... 1,610 1,604,754
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%, 08/15/52
(e) (g)
............... 1,220 1,226,277
Arthur J Gallagher & Co.
4.60% , 12/15/27 .................. 765 767,069
4.85% , 12/15/29 .................. 400 403,644
Security
Par (000)
Par (000) Value
Insurance (continued)
2.40% , 11/09/31 .................. USD 855 $ 751,763
5.00% , 02/15/32 .................. 555 556,331
5.50% , 03/02/33 .................. 250 256,240
6.50% , 02/15/34 .................. 830 894,706
5.45% , 07/15/34 .................. 475 481,854
5.15% , 02/15/35 .................. 1,480 1,465,872
3.50% , 05/20/51 .................. 1,495 1,013,669
3.05% , 03/09/52 .................. 1,065 652,510
5.75% , 03/02/53 .................. 697 663,092
6.75% , 02/15/54 .................. 530 570,946
5.75% , 07/15/54 .................. 370 353,066
5.55% , 02/15/55 .................. 900 834,736
Ascot Group Ltd.
4.25% , 12/15/30
(d)
................. 805 753,946
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.38%), 6.35% ,
06/15/35
(e) (g)
................... 30 30,662
Aspen Insurance Holdings Ltd., 5.75%,
07/01/30 ...................... 350 361,182
Assurant, Inc.
4.90% , 03/27/28 .................. 502 503,944
3.70% , 02/22/30 .................. 501 481,150
2.65% , 01/15/32 .................. 190 166,456
5.55% , 02/15/36 .................. 320 319,234
(3-mo. SOFR USD + 4.40%), 7.00% ,
03/27/48
(g)
.................... 411 417,887
Assured Guaranty Municipal Holdings, Inc.,
6.40%, 12/15/66
(c) (d) (g)
.............. 371 352,420
Assured Guaranty US Holdings, Inc.
6.13% , 09/15/28 .................. 250 258,627
3.15% , 06/15/31 .................. 685 635,571
3.60% , 09/15/51
(c)
................. 718 482,385
Asurion LLC
(d)
8.00% , 12/31/32 .................. 3,200 3,344,737
8.38% , 02/01/34 .................. 3,300 3,257,950
Athene Global Funding
(d)
5.35% , 07/09/27 .................. 290 291,704
2.45% , 08/20/27 .................. 250 242,588
2.50% , 03/24/28 .................. 415 396,283
4.83% , 05/09/28 .................. 610 608,543
1.99% , 08/19/28 .................. 1,260 1,178,900
2.72% , 01/07/29 .................. 475 445,936
5.58% , 01/09/29 .................. 1,130 1,142,723
4.72% , 10/08/29 .................. 520 512,756
5.38% , 01/07/30 .................. 500 502,729
5.03% , 07/17/30 .................. 715 708,448
2.55% , 11/19/30 .................. 1,025 911,157
2.67% , 06/07/31 .................. 780 682,631
5.53% , 07/11/31 .................. 610 611,231
2.65% , 10/04/31 .................. 445 386,081
5.32% , 11/13/31 .................. 705 702,023
5.54% , 08/22/35
(c)
................. 630 618,770
Athene Holding Ltd.
4.13% , 01/12/28 .................. 1,226 1,213,994
6.15% , 04/03/30 .................. 855 883,318
3.50% , 01/15/31 .................. 417 387,629
6.65% , 02/01/33 .................. 530 556,639
5.88% , 01/15/34
(c)
................. 835 840,203
3.95% , 05/25/51 .................. 975 659,782
3.45% , 05/15/52
(c)
................. 546 333,466
6.25% , 04/01/54 .................. 1,030 944,174
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(g)
.................... 580 561,368
6.63% , 05/19/55 .................. 820 791,824

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AXA SA, 8.60%, 12/15/30 ............. USD 30 $ 34,552
AXIS Specialty Finance LLC
3.90% , 07/15/29 .................. 566 553,916
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90% ,
01/15/40
(g)
.................... 231 225,413
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 720 713,882
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
..................... 635 643,038
Beacon Funding Trust, 6.27%, 08/15/54
(d)
... 765 758,821
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 403,876
Belrose Funding Trust II, 6.79%, 05/15/55
(d)
.. 100 100,730
Berkshire Hathaway Finance Corp.
1.85% , 03/12/30 .................. 729 669,657
1.45% , 10/15/30 .................. 1,150 1,024,638
2.88% , 03/15/32 .................. 1,155 1,070,649
5.75% , 01/15/40 .................. 948 1,014,934
4.40% , 05/15/42 .................. 1,023 916,011
4.30% , 05/15/43 .................. 640 560,805
4.20% , 08/15/48 .................. 1,941 1,584,174
4.25% , 01/15/49 .................. 1,800 1,471,801
2.85% , 10/15/50 .................. 1,973 1,239,132
2.50% , 01/15/51 .................. 942 553,431
3.85% , 03/15/52 .................. 2,535 1,913,517
Brighthouse Financial Global Funding
(d)
2.00% , 06/28/28 .................. 545 510,512
5.65% , 06/10/29 .................. 535 539,908
Brighthouse Financial, Inc.
3.70% , 06/22/27
(c)
................. 1,060 1,041,301
5.63% , 05/15/30
(c)
................. 690 695,556
4.70% , 06/22/47 .................. 1,026 712,190
3.85% , 12/22/51 .................. 395 229,398
Broadstreet Partners Group LLC, 5.88%,
04/15/29
(d)
..................... 805 792,386
Brown & Brown, Inc.
4.70% , 06/23/28 .................. 685 686,917
4.50% , 03/15/29 .................. 412 410,345
4.90% , 06/23/30 .................. 565 564,133
2.38% , 03/15/31 .................. 1,150 1,015,715
4.20% , 03/17/32 .................. 455 431,720
5.25% , 06/23/32 .................. 695 693,225
5.65% , 06/11/34 .................. 630 636,039
5.55% , 06/23/35 .................. 995 991,345
4.95% , 03/17/52 .................. 755 626,055
6.25% , 06/23/55
(c)
................. 645 641,213
Cathaylife Singapore Pte. Ltd.
(e)
5.95% , 07/05/34 .................. 600 625,019
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.30% ,
09/05/39
(g)
.................... 400 397,420
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e) (g)
.................... 2,600 2,650,664
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e) (g) (h)
.................... 2,200 2,273,398
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 845 853,296
1.38% , 09/15/30 .................. 1,099 963,460
5.00% , 03/15/34 .................. 1,270 1,276,128
4.90% , 08/15/35 .................. 1,385 1,365,275
6.70% , 05/15/36 .................. 465 521,103
6.00% , 05/11/37 .................. 654 697,344
Security
Par (000)
Par (000) Value
Insurance (continued)
Series 1 , 6.50% , 05/15/38 ............ USD 730 $ 811,200
4.15% , 03/13/43 .................. 465 390,673
4.35% , 11/03/45 .................. 1,285 1,092,021
2.85% , 12/15/51 .................. 970 601,787
3.05% , 12/15/61 .................. 1,118 668,519
Cincinnati Financial Corp.
6.92% , 05/15/28 .................. 195 204,640
6.13% , 11/01/34 .................. 738 775,539
CNA Financial Corp.
3.45% , 08/15/27 .................. 535 528,299
3.90% , 05/01/29 .................. 680 666,572
2.05% , 08/15/30 .................. 540 482,749
5.50% , 06/15/33 .................. 625 637,230
5.13% , 02/15/34 .................. 615 609,973
5.20% , 08/15/35 .................. 490 481,394
CNO Financial Group, Inc.
5.25% , 05/30/29 .................. 779 782,041
6.45% , 06/15/34 .................. 825 855,234
CNO Global Funding
(d)
5.88% , 06/04/27 .................. 345 349,392
4.88% , 12/10/27 .................. 240 240,722
4.38% , 09/08/28 .................. 475 470,595
2.65% , 01/06/29 .................. 490 464,949
4.95% , 09/09/29 .................. 545 548,641
4.70% , 12/11/30 .................. 275 272,336
Constellation Insurance, Inc.
(d)
6.80% , 01/24/30 .................. 290 290,015
6.63% , 05/01/31 .................. 260 256,115
Corebridge Global Funding
(d)
4.65% , 08/20/27 .................. 370 370,640
4.90% , 01/07/28 .................. 75 75,514
4.25% , 08/21/28 .................. 355 352,357
5.90% , 09/19/28 .................. 675 695,695
5.20% , 01/12/29 .................. 855 867,597
5.20% , 06/24/29 .................. 510 517,591
4.90% , 12/03/29 .................. 600 601,925
4.85% , 06/06/30 .................. 585 584,855
4.45% , 10/02/30 .................. 745 731,819
4.55% , 01/09/31 .................. 310 306,001
4.90% , 08/21/32 .................. 375 371,343
Dai-ichi Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(d) (g) (h)
........ 1,000 1,020,872
DaVinciRe Holdings Ltd., 5.95%, 04/15/35
(d)
.. 400 404,411
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(d)
................ 400 366,455
E.ON International Finance BV, 6.65%,
04/30/38
(d)
..................... 800 873,827
Empower Finance 2020 LP
(d)
1.36% , 09/17/27 .................. 575 551,659
1.78% , 03/17/31 .................. 1,117 977,440
3.08% , 09/17/51 .................. 830 524,105
Enstar Group Ltd.
4.95% , 06/01/29 .................. 927 925,440
3.10% , 09/01/31 .................. 590 524,908
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 7.50% ,
04/01/45
(d) (g)
................... 55 57,154
Equitable America Global Funding
(d)
4.65% , 06/09/28 .................. 510 510,400
4.95% , 06/09/30 .................. 545 546,805
Equitable Financial Life Global Funding
(d)
1.40% , 08/27/27 .................. 235 225,490
4.88% , 11/19/27 .................. 535 536,979
5.45% , 03/03/28 .................. 980 994,532

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
1.80% , 03/08/28 .................. USD 697 $ 661,832
5.00% , 03/27/30 .................. 425 427,378
1.75% , 11/15/30 .................. 962 840,639
Everest Reinsurance Holdings, Inc.
4.87% , 06/01/44 .................. 510 436,668
3.50% , 10/15/50 .................. 1,135 758,067
3.13% , 10/15/52 .................. 1,134 690,334
F&G Annuities & Life, Inc.
7.40% , 01/13/28 .................. 180 183,605
6.50% , 06/04/29 .................. 765 773,378
6.25% , 10/04/34
(c)
................. 540 525,798
F&G Global Funding
(d)
5.88% , 06/10/27 .................. 60 60,664
4.65% , 09/08/28 .................. 725 715,909
2.00% , 09/20/28 .................. 731 680,291
4.50% , 01/09/29 .................. 705 691,790
5.88% , 01/16/30 .................. 195 197,525
Fairfax Financial Holdings Ltd.
4.85% , 04/17/28 .................. 695 698,720
4.63% , 04/29/30 .................. 336 334,643
3.38% , 03/03/31 .................. 500 468,137
5.63% , 08/16/32 .................. 920 945,956
6.00% , 12/07/33 .................. 585 613,613
5.75% , 05/20/35 .................. 500 512,235
6.35% , 03/22/54 .................. 935 953,196
6.10% , 03/15/55 .................. 690 675,171
Farmers Exchange Capital, 7.05%, 07/15/28
(d)
550 569,415
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%, 11/01/53
(d) (g)
.... 345 335,534
Farmers Exchange Capital III, (3-mo. CME
Term SOFR + 3.72%), 5.45%, 10/15/54
(d) (g)
. 515 470,354
Farmers Insurance Exchange
(d)(g)
4.75% , 11/01/57 .................. 425 355,948
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 7.00% ,
10/15/64 ..................... 35 35,051
Fidelity National Financial, Inc.
4.50% , 08/15/28 .................. 231 229,842
3.40% , 06/15/30 .................. 1,030 970,758
2.45% , 03/15/31 .................. 883 782,879
3.20% , 09/17/51 .................. 686 421,865
First American Financial Corp.
4.00% , 05/15/30 .................. 455 436,485
2.40% , 08/15/31 .................. 785 680,275
5.45% , 09/30/34 .................. 665 654,948
Five Corners Funding Trust II, 2.85%,
05/15/30
(d)
..................... 2,452 2,287,558
Five Corners Funding Trust III, 5.79%,
02/15/33
(d)
..................... 1,250 1,296,544
Five Corners Funding Trust IV, 6.00%,
02/15/53
(d)
..................... 720 714,361
Fortitude Global Funding, 4.63%, 10/06/28
(d)
. 460 455,534
Fortitude Group Holdings LLC, 6.25%,
04/01/30
(d)
..................... 650 665,683
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(e)
..................... 800 793,061
FWD Group Holdings Ltd.
5.25% , 09/22/30
(d)
................. 400 399,382
7.64% , 07/02/31
(e)
................. 800 875,692
7.78% , 12/06/33
(e)
................. 400 456,708
GA Global Funding Trust
(d)
4.40% , 09/23/27 .................. 450 447,660
1.95% , 09/15/28 .................. 645 603,211
5.50% , 01/08/29 .................. 660 668,380
5.40% , 01/13/30 .................. 300 301,620
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50% , 09/18/30 .................. USD 450 $ 437,097
5.20% , 12/09/31 .................. 180 177,663
2.90% , 01/06/32
(c)
................. 930 811,004
5.50% , 04/01/32 .................. 450 447,746
5.90% , 01/13/35 .................. 650 649,515
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 307 309,055
Global Atlantic Fin Co.
(d)
4.40% , 10/15/29 .................. 965 935,982
3.13% , 06/15/31 .................. 1,060 943,206
7.95% , 06/15/33
(c)
................. 694 760,532
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70% ,
10/15/51
(g)
.................... 1 877
6.75% , 03/15/54 .................. 810 767,022
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.55%), 7.25% ,
03/01/56
(g)
.................... 500 492,894
Globe Life, Inc.
4.55% , 09/15/28 .................. 827 825,370
2.15% , 08/15/30 .................. 775 695,055
4.80% , 06/15/32 .................. 390 386,953
5.85% , 09/15/34 .................. 650 671,810
Great Eastern Life Assurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 0.70%), 5.40%
(e) (g) (h)
.. 400 401,301
Great-West Lifeco Finance 2018 LP
(d)
4.05% , 05/17/28 .................. 460 455,352
4.58% , 05/17/48 .................. 535 447,550
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(d)
................ 744 584,482
Guardian Life Global Funding
(d)
1.40% , 07/06/27
(c)
................. 505 488,716
5.55% , 10/28/27 .................. 455 463,126
1.25% , 11/19/27 .................. 200 191,259
4.07% , 09/05/28 .................. 190 188,736
1.63% , 09/16/28 .................. 548 514,486
5.74% , 10/02/28 .................. 465 479,613
4.18% , 09/26/29 .................. 565 558,888
4.80% , 04/28/30 .................. 650 655,207
4.33% , 10/06/30 .................. 305 301,966
4.40% , 12/11/30 .................. 180 178,631
4.67% , 09/05/32 .................. 105 103,680
4.92% , 04/30/33 .................. 400 398,778
Guardian Life Insurance Co. of America (The)
(d)
4.88% , 06/19/64 .................. 368 307,684
3.70% , 01/22/70 .................. 491 316,629
4.85% , 01/24/77 .................. 840 671,224
Hanover Insurance Group, Inc. (The)
2.50% , 09/01/30 .................. 670 608,391
5.50% , 09/01/35 .................. 400 400,291
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.29%), 6.30%, 06/24/55
(e) (g)
... 1,000 1,032,630
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 .................. 700 663,373
5.95% , 10/15/36 .................. 450 476,416
6.10% , 10/01/41 .................. 227 237,656
4.30% , 04/15/43 .................. 357 299,097
4.40% , 03/15/48 .................. 675 556,853
3.60% , 08/19/49 .................. 1,210 869,186
2.90% , 09/15/51 .................. 725 449,213
High Street Funding Trust II, 4.68%, 02/15/48
(d)
370 311,641
Horace Mann Educators Corp.
7.25% , 09/15/28 .................. 115 121,016
4.70% , 10/01/30 .................. 380 373,999

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Howden UK Refinance plc
(d)
7.25% , 02/15/31 .................. USD 1,170 $ 1,176,716
8.13% , 02/15/32
(c)
................. 900 859,632
HUB International Ltd.
(d)
5.63% , 12/01/29 .................. 575 569,028
7.25% , 06/15/30 .................. 3,110 3,217,022
7.38% , 01/31/32 .................. 1,890 1,937,540
Intact Financial Corp., 5.46%, 09/22/32
(d)
... 655 668,648
Jackson National Life Global Funding
(d)
5.25% , 04/12/28 .................. 320 321,802
3.05% , 06/21/29
(c)
................. 270 255,393
5.35% , 01/13/30 .................. 540 546,085
4.55% , 09/09/30 .................. 405 397,728
Jones Deslauriers Insurance Management,
Inc.
(d)
8.50% , 03/15/30 .................. 745 767,781
6.88% , 10/01/33 .................. 100 93,839
Kemper Corp.
2.40% , 09/30/30
(c)
................. 695 608,919
3.80% , 02/23/32 .................. 576 524,692
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(e) (g)
... 400 404,235
La Mondiale SAM, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.80%, 01/18/48
(e) (g)
.......... 200 198,344
Liberty Mutual Group, Inc.
(d)
4.57% , 02/01/29 .................. 1,520 1,515,838
5.25% , 05/01/36 .................. 570 560,356
7.80% , 03/15/37 .................. 425 475,369
4.85% , 08/01/44
(c)
................. 200 170,995
3.95% , 10/15/50 .................. 1,485 1,071,916
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(g)
.................... 492 486,363
5.50% , 06/15/52 .................. 1,187 1,077,712
3.95% , 05/15/60 .................. 885 603,692
4.30% , 02/01/61 .................. 790 503,670
Lincoln Financial Global Funding
(d)
4.63% , 05/28/28 .................. 525 525,702
4.20% , 01/12/29 .................. 295 291,575
5.30% , 01/13/30 .................. 260 263,886
4.63% , 08/18/30 .................. 275 272,885
Lincoln National Corp.
3.80% , 03/01/28 .................. 812 802,359
3.05% , 01/15/30 .................. 978 918,458
2.33% , 08/15/30
(c)
................. 850 764,627
3.40% , 01/15/31
(c)
................. 625 583,938
3.40% , 03/01/32 .................. 500 455,251
5.85% , 03/15/34 .................. 490 499,868
5.35% , 11/15/35 .................. 470 456,779
6.30% , 10/09/37 .................. 250 260,471
7.00% , 06/15/40 .................. 654 709,291
4.35% , 03/01/48 .................. 237 178,050
Loews Corp.
3.20% , 05/15/30 .................. 865 822,760
6.00% , 02/01/35 .................. 120 127,108
4.94% , 04/01/36 .................. 385 375,955
4.13% , 05/15/43 .................. 762 626,807
Manulife Financial Corp.
2.48% , 05/19/27 .................. 536 526,872
3.70% , 03/16/32 .................. 440 418,589
4.99% , 12/11/35 .................. 600 590,691
5.38% , 03/04/46 .................. 916 876,840
Security
Par (000)
Par (000) Value
Insurance (continued)
Markel Group, Inc.
3.50% , 11/01/27 .................. USD 460 $ 453,087
3.35% , 09/17/29 .................. 870 834,113
5.00% , 04/05/46 .................. 564 492,968
4.30% , 11/01/47 .................. 255 196,822
5.00% , 05/20/49 .................. 670 574,077
4.15% , 09/17/50 .................. 511 380,689
3.45% , 05/07/52 .................. 420 274,563
6.00% , 05/16/54 .................. 710 693,633
Marsh & McLennan Cos., Inc.
4.55% , 11/08/27 .................. 1,075 1,080,026
4.38% , 03/15/29 .................. 1,997 1,997,474
4.65% , 03/15/30 .................. 1,415 1,422,329
2.25% , 11/15/30 .................. 1,141 1,033,613
4.85% , 11/15/31 .................. 1,330 1,341,172
2.38% , 12/15/31 .................. 525 467,758
5.75% , 11/01/32 .................. 420 440,908
5.88% , 08/01/33 .................. 460 489,456
5.40% , 09/15/33 .................. 530 547,443
5.15% , 03/15/34 .................. 505 509,363
5.00% , 03/15/35 .................. 2,065 2,052,228
4.95% , 03/15/36 .................. 655 645,843
4.75% , 03/15/39 .................. 910 854,722
5.35% , 11/15/44 .................. 655 620,971
4.35% , 01/30/47 .................. 646 527,917
4.20% , 03/01/48 .................. 740 590,128
4.90% , 03/15/49 .................. 1,314 1,152,143
2.90% , 12/15/51 .................. 520 318,461
6.25% , 11/01/52 .................. 450 470,084
5.45% , 03/15/53 .................. 605 568,095
5.70% , 09/15/53 .................. 1,030 1,005,193
5.45% , 03/15/54 .................. 380 356,258
5.40% , 03/15/55 .................. 1,545 1,438,803
Massachusetts Mutual Life Insurance Co.
(d)
3.38% , 04/15/50 .................. 800 535,708
5.67% , 12/01/52 .................. 565 539,577
3.20% , 12/01/61 .................. 722 426,467
5.08% , 02/15/69
(g)
................. 955 852,367
3.73% , 10/15/70 .................. 883 553,818
4.90% , 04/01/77 .................. 624 486,101
MassMutual Global Funding II
(d)
4.30% , 10/22/27 .................. 340 340,416
5.05% , 12/07/27
(c)
................. 1,075 1,090,305
4.45% , 03/27/28 .................. 400 401,327
5.05% , 06/14/28
(c)
................. 585 593,165
4.85% , 01/17/29 .................. 605 611,501
4.00% , 01/22/29 .................. 400 395,705
5.15% , 05/30/29 .................. 805 818,956
4.95% , 01/10/30 .................. 200 202,361
4.55% , 05/07/30 .................. 200 199,405
1.55% , 10/09/30 .................. 170 148,820
2.15% , 03/09/31 .................. 270 240,294
4.70% , 04/01/31 .................. 400 399,617
4.35% , 09/17/31 .................. 200 196,526
5.05% , 08/26/35 .................. 400 395,063
MBIA, Inc., 5.70%, 12/01/34
(c)
.......... 300 293,055
Meiji Yasuda Life Insurance Co.
(d)(g)
(5-Year USD Swap Rate + 3.15%), 5.10% ,
04/26/48 ..................... 60 60,106
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ..................... 1,415 1,420,189
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ..................... 2,000 2,038,038

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Met Tower Global Funding
(d)
4.00% , 10/01/27 .................. USD 615 $ 612,259
4.80% , 01/14/28
(c)
................. 450 453,203
4.00% , 01/14/29 .................. 300 296,456
5.25% , 04/12/29 .................. 575 586,924
4.20% , 09/16/30 .................. 300 294,789
MetLife Capital Trust IV, 7.88%, 12/15/37
(d)
.. 378 413,843
MetLife, Inc.
4.55% , 03/23/30 .................. 1,260 1,269,017
6.50% , 12/15/32 .................. 825 905,283
5.38% , 07/15/33
(c)
................. 670 693,796
6.38% , 06/15/34 .................. 1,205 1,315,145
5.30% , 12/15/34
(c)
................. 750 765,223
5.70% , 06/15/35 .................. 1,285 1,341,819
6.40% , 12/15/36
(g)
................. 1,647 1,689,525
9.25% , 04/08/38
(d)
................. 250 295,346
10.75% , 08/01/39
(g)
................ 190 246,285
5.88% , 02/06/41 .................. 855 881,032
4.13% , 08/13/42 .................. 1,200 998,758
4.88% , 11/13/43 .................. 1,045 946,274
4.72% , 12/15/44
(g)
................. 985 859,591
4.05% , 03/01/45 .................. 1,169 944,641
4.60% , 05/13/46 .................. 972 844,860
5.00% , 07/15/52 .................. 980 869,031
5.25% , 01/15/54
(c)
................. 980 907,527
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(g)
............... 1,140 1,164,918
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.82%), 5.85% ,
03/15/56
(g)
.................... 305 300,861
Metropolitan Life Global Funding I
(d)
5.05% , 06/11/27 .................. 355 357,823
4.40% , 06/30/27 .................. 665 665,447
3.00% , 09/19/27 .................. 660 648,247
5.05% , 01/06/28 .................. 635 641,810
4.25% , 04/13/28 .................. 600 599,224
4.15% , 08/25/28 .................. 350 348,401
5.40% , 09/12/28 .................. 510 521,302
4.85% , 01/08/29 .................. 865 874,760
3.30% , 03/21/29 .................. 470 455,127
3.05% , 06/17/29 .................. 368 352,559
4.30% , 08/25/29 .................. 447 444,256
4.90% , 01/09/30 .................. 375 378,396
2.95% , 04/09/30 .................. 1,360 1,279,086
1.55% , 01/07/31 .................. 385 335,410
4.35% , 01/12/31 .................. 300 296,279
2.40% , 01/11/32 .................. 605 535,191
5.15% , 03/28/33 .................. 880 888,160
5.05% , 01/08/34 .................. 560 563,503
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(d) (g)
.................... 1,040 1,069,885
Mutual of Omaha Cos. Global Funding
(d)
4.51% , 06/09/28 .................. 285 284,440
5.45% , 12/12/28 .................. 675 687,351
4.75% , 10/15/29 .................. 280 281,120
5.00% , 04/01/30 .................. 655 661,033
4.55% , 01/13/31 .................. 425 419,358
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(d) (g)
... 365 368,596
Nanshan Life Pte. Ltd.
(e)
5.45% , 09/11/34 .................. 800 780,782
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(g)
.................... USD 600 $ 588,493
Nassau Cos. of New York (The), 7.88%,
07/15/30
(d)
..................... 285 265,953
National Life Insurance Co., 5.25%,
07/19/68
(d) (g)
.................... 65 52,478
Nationwide Financial Services, Inc.
6.75% , 05/15/37 .................. 365 362,310
5.30% , 11/18/44
(d)
................. 293 265,939
3.90% , 11/30/49
(d)
................. 1,215 918,451
Nationwide Mutual Insurance Co.
(d)
8.25% , 12/01/31 .................. 590 671,798
7.88% , 04/01/33 .................. 260 291,278
9.38% , 08/15/39 .................. 725 933,436
4.95% , 04/22/44 .................. 383 329,496
4.35% , 04/30/50 .................. 1,400 1,066,723
New York Life Global Funding
(d)
3.90% , 10/01/27 .................. 580 577,089
4.40% , 12/13/27 .................. 130 130,050
4.85% , 01/09/28 .................. 915 923,664
3.00% , 01/10/28 .................. 853 835,055
4.40% , 04/25/28 .................. 635 636,220
4.90% , 06/13/28 .................. 741 749,333
4.15% , 07/25/28 .................. 770 767,471
4.70% , 01/29/29 .................. 960 967,546
4.05% , 02/02/29 .................. 445 441,764
4.20% , 04/20/29 .................. 500 497,717
5.00% , 06/06/29
(c)
................. 415 422,276
4.60% , 12/05/29 .................. 575 578,248
4.60% , 06/03/30 .................. 575 576,893
1.20% , 08/07/30 .................. 810 709,281
4.25% , 01/09/31 .................. 440 433,974
1.85% , 08/01/31 .................. 1,040 905,690
4.55% , 01/28/33 .................. 930 916,542
5.00% , 01/09/34 .................. 1,115 1,115,873
5.35% , 01/23/35 ................... 465 474,451
New York Life Insurance Co.
(d)
5.88% , 05/15/33 .................. 1,135 1,190,709
6.75% , 11/15/39 .................. 879 977,560
3.75% , 05/15/50 .................. 1,561 1,136,389
4.45% , 05/15/69 .................. 1,127 854,688
Nippon Life Insurance Co.
(d)
4.75% , 04/02/31 .................. 730 730,404
5.05% , 04/02/33 .................. 275 275,310
(5-Year USD Swap Rate + 2.88%), 4.00% ,
09/19/47
(g)
.................... 780 771,015
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40% ,
01/23/50
(g)
.................... 1,420 1,336,508
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75% ,
01/21/51
(g)
.................... 1,125 1,006,753
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90% ,
09/16/51
(g)
.................... 990 876,898
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25% ,
09/13/53
(g)
.................... 685 711,713
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95% ,
04/16/54
(g)
.................... 1,275 1,298,228
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 6.50% ,
04/30/55
(g)
.................... 1,500 1,581,350

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
NLG Global Funding
(d)
5.40% , 01/23/30 .................. USD 275 $ 280,625
4.35% , 09/15/30 .................. 345 338,766
Northwestern Mutual Global Funding
(d)
4.11% , 09/12/27 .................. 480 478,807
4.35% , 09/15/27 .................. 680 680,334
4.49% , 03/21/28 .................. 215 215,677
1.70% , 06/01/28 .................. 1,150 1,089,850
4.90% , 06/12/28 .................. 720 726,680
4.13% , 08/25/28 .................. 260 258,874
4.71% , 01/10/29 .................. 1,055 1,063,671
4.96% , 01/13/30 .................. 315 318,928
4.60% , 06/03/30 .................. 615 616,361
4.30% , 01/13/31 .................. 370 364,677
5.16% , 05/28/31 .................. 555 568,203
Northwestern Mutual Life Insurance Co. (The)
(d)
6.06% , 03/30/40 .................. 857 883,492
3.85% , 09/30/47 .................. 1,421 1,077,827
3.45% , 03/30/51 .................. 1,151 784,205
6.17% , 05/29/55 .................. 90 92,737
3.63% , 09/30/59 .................. 1,716 1,141,650
Old Republic International Corp.
5.75% , 03/28/34 .................. 550 563,296
3.85% , 06/11/51 .................. 865 610,556
Omnis Funding Trust, 6.72%, 05/15/55
(d)
.... 1,100 1,128,456
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(c) (d)
.................... 665 486,581
Pacific Life Global Funding II
(d)
1.45% , 01/20/28 .................. 435 414,389
4.90% , 04/04/28 .................. 480 484,215
4.45% , 05/01/28 .................. 135 135,281
5.50% , 07/18/28 .................. 680 695,668
1.60% , 09/21/28 .................. 583 544,549
4.90% , 01/11/29 .................. 665 670,747
4.30% , 04/27/29 .................. 300 299,094
4.50% , 08/28/29 .................. 655 654,605
4.85% , 02/10/30 .................. 400 402,684
4.38% , 02/03/31 .................. 405 401,879
2.45% , 01/11/32 .................. 825 730,355
4.88% , 07/17/32 .................. 500 501,483
Pacific Life Insurance Co.
(d)
9.25% , 06/15/39 .................. 205 271,168
5.95% , 09/15/55 .................. 175 171,099
4.30% , 10/24/67
(g)
................. 884 698,756
Pacific LifeCorp
(d)
6.60% , 09/15/33 .................. 175 190,459
5.13% , 01/30/43 .................. 525 480,133
3.35% , 09/15/50 .................. 955 632,470
5.40% , 09/15/52 .................. 760 702,189
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
3,030 3,044,943
PartnerRe Finance B LLC
3.70% , 07/02/29 .................. 919 892,768
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50% ,
10/01/50
(g)
.................... 130 124,585
Peachtree Corners Funding Trust II, 6.01%,
05/15/35
(d)
..................... 600 618,545
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(c) (d)
.................... 675 443,497
Pine Street Trust II, 5.57%, 02/15/49
(d)
..... 590 543,108
Pine Street Trust III, 6.22%, 05/15/54
(d)
..... 615 610,050
Pricoa Global Funding I
(d)
4.40% , 08/27/27 .................. 865 867,266
5.10% , 05/30/28 .................. 680 690,282
4.70% , 05/28/30 .................. 465 467,106
Security
Par (000)
Par (000) Value
Insurance (continued)
4.35% , 11/25/30 .................. USD 300 $ 296,562
4.65% , 08/27/31 .................. 215 214,784
4.75% , 08/26/32 .................. 650 644,204
4.65% , 01/12/33 .................. 360 352,501
5.35% , 05/28/35 .................. 500 504,114
Primerica, Inc., 2.80%, 11/19/31 ......... 610 548,414
Principal Financial Group, Inc.
4.11% , 02/15/28
(d)
................. 530 525,481
3.70% , 05/15/29 .................. 605 590,923
2.13% , 06/15/30 .................. 260 235,622
5.38% , 03/15/33 .................. 545 557,591
6.05% , 10/15/36 .................. 260 278,233
4.63% , 09/15/42 .................. 625 542,489
4.35% , 05/15/43 .................. 430 358,508
4.30% , 11/15/46 .................. 760 617,550
5.50% , 03/15/53 .................. 460 431,499
Principal Life Global Funding II
(d)
4.60% , 08/19/27 .................. 630 631,519
4.80% , 01/09/28 .................. 365 367,234
5.50% , 06/28/28 .................. 505 514,083
4.25% , 08/18/28 .................. 155 153,976
5.10% , 01/25/29 .................. 910 922,852
2.50% , 09/16/29
(c)
................. 630 589,080
4.95% , 11/27/29 .................. 435 438,813
1.50% , 08/27/30 .................. 842 735,895
1.63% , 11/19/30 .................. 510 444,032
4.45% , 01/13/31 .................. 415 409,468
Progressive Corp. (The)
4.00% , 03/01/29 .................. 607 603,863
6.63% , 03/01/29 .................. 871 925,213
3.20% , 03/26/30 .................. 630 602,901
4.60% , 03/26/31 .................. 235 235,776
3.00% , 03/15/32 .................. 320 292,875
6.25% , 12/01/32 .................. 130 141,395
4.95% , 06/15/33 .................. 640 645,973
5.15% , 03/26/36 .................. 360 360,102
4.35% , 04/25/44 .................. 401 335,521
3.70% , 01/26/45 .................. 490 371,604
4.13% , 04/15/47 .................. 865 687,804
4.20% , 03/15/48 .................. 694 555,131
3.95% , 03/26/50 .................. 595 451,158
3.70% , 03/15/52 .................. 560 404,390
Protective Life Corp.
(d)
4.30% , 09/30/28 .................. 717 711,870
3.40% , 01/15/30 .................. 1,035 985,141
4.70% , 01/15/31 .................. 615 608,647
5.35% , 12/15/35 .................. 495 487,522
Protective Life Global Funding
(d)
4.71% , 07/06/27 .................. 628 629,938
4.34% , 09/13/27 .................. 300 299,666
1.90% , 07/06/28 .................. 360 340,726
5.47% , 12/08/28 .................. 835 852,559
4.16% , 01/15/29 .................. 400 395,417
5.22% , 06/12/29 .................. 310 315,083
4.77% , 12/09/29 .................. 165 165,357
4.80% , 06/05/30 .................. 350 350,698
1.74% , 09/21/30 .................. 610 537,289
4.83% , 04/14/31 .................. 300 299,554
5.43% , 01/14/32 .................. 345 355,068
Prudential Financial, Inc.
3.88% , 03/27/28 .................. 629 624,870
2.10% , 03/10/30
(c)
................. 460 424,574
5.75% , 07/15/33 .................. 520 550,892
5.20% , 03/14/35 .................. 740 743,721
5.70% , 12/14/36 .................. 885 918,818

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
6.63% , 12/01/37 .................. USD 410 $ 453,459
3.00% , 03/10/40 .................. 688 520,177
6.63% , 06/21/40 .................. 346 381,770
4.60% , 05/15/44 .................. 801 690,760
4.50% , 09/15/47
(g)
................. 580 567,542
3.91% , 12/07/47 .................. 953 716,284
4.42% , 03/27/48 .................. 546 443,708
(3-mo. SOFR + 2.93%), 5.70% , 09/15/48
(g)
893 887,458
3.94% , 12/07/49 .................. 1,095 819,466
4.35% , 02/25/50 .................. 984 789,684
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(g)
.................... 435 400,879
3.70% , 03/13/51 .................. 1,591 1,139,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(g)
.................... 865 843,877
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00% ,
09/01/52
(g)
.................... 1,070 1,081,178
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(g)
.................... 565 594,840
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.50% ,
03/15/54
(g)
.................... 745 767,470
Prudential Funding Asia plc
3.13% , 04/14/30 .................. 1,215 1,159,461
3.63% , 03/24/32 .................. 670 632,373
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95% ,
11/03/33
(e) (g)
................... 900 860,464
Reinsurance Group of America, Inc.
3.90% , 05/15/29 .................. 871 852,979
3.15% , 06/15/30 .................. 778 729,520
6.00% , 09/15/33 .................. 565 588,486
5.75% , 09/15/34 .................. 680 694,684
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%), 6.38% ,
09/15/56
(g)
.................... 40 39,183
RenaissanceRe Finance, Inc., 3.45%, 07/01/27 893 884,013
RenaissanceRe Holdings Ltd.
3.60% , 04/15/29 .................. 675 655,580
5.75% , 06/05/33 .................. 920 946,367
5.80% , 04/01/35 .................. 300 307,882
RGA Global Funding
(d)
4.35% , 08/25/28 .................. 440 437,554
6.00% , 11/21/28 .................. 620 640,117
2.70% , 01/18/29 .................. 595 564,770
5.45% , 05/24/29 .................. 660 674,987
5.25% , 01/09/30 .................. 490 498,057
4.60% , 11/25/30 .................. 445 441,753
5.50% , 01/11/31 .................. 480 494,598
5.05% , 12/06/31 .................. 430 432,626
5.00% , 08/25/32 .................. 545 542,052
RLGH Finance Bermuda Ltd., 8.25%,
07/17/31
(e)
..................... 600 663,134
RLI Corp., 5.38%, 06/01/36 ............ 310 300,897
Ryan Specialty LLC
(d)
4.38% , 02/01/30 .................. 485 470,786
5.88% , 08/01/32 .................. 1,225 1,226,186
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(d)
. 465 464,475
Sammons Financial Group Global Funding
(d)
5.05% , 01/10/28 .................. 175 176,073
5.10% , 12/10/29 .................. 160 161,210
Security
Par (000)
Par (000) Value
Insurance (continued)
4.95% , 06/12/30 .................. USD 600 $ 600,903
4.80% , 12/12/30 .................. 375 372,115
Sammons Financial Group, Inc.
(d)
4.45% , 05/12/27 .................. 153 152,365
3.35% , 04/16/31 .................. 945 868,201
4.75% , 04/08/32 .................. 750 717,923
6.88% , 04/15/34 .................. 755 798,062
SBL Holdings, Inc.
(c)(d)
5.90% , 09/26/28 .................. 270 258,975
5.00% , 02/18/31 .................. 603 529,318
7.20% , 10/30/34 .................. 540 499,289
Securian Financial Group, Inc., 4.80%,
04/15/48
(d)
..................... 430 366,301
Selective Insurance Group, Inc.
5.90% , 04/15/35 .................. 335 346,303
5.38% , 03/01/49 .................. 165 147,966
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 75 78,522
Sompo Holdings, Inc., (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.13%), 5.41%, 04/22/37
(d) (g)
.......... 780 767,461
Standard Life plc, 5.38%, 07/06/27
(e)
...... 450 450,846
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 550 488,941
Sumitomo Life Insurance Co.
(d)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.84%),
5.88%
(h)
...................... 1,000 1,001,795
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.88% ,
09/10/55 ..................... 1,000 1,001,617
4.00% , 09/14/77 .................. 1,350 1,334,312
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38% ,
04/15/81 ..................... 1,040 950,824
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(d) (g)
... 770 766,151
Swiss RE Subordinated Finance plc
(d)(g)
(3-mo. CME Term SOFR + 1.81%), 5.70% ,
04/05/35 ..................... 610 617,681
(3-mo. CME Term SOFR + 2.13%), 6.19% ,
04/01/46 ..................... 400 395,566
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(d)
590 495,861
Symetra Life Insurance Co., 6.55%, 10/01/55
(d)
90 91,239
Teachers Insurance & Annuity Association of
America
(d)
6.85% , 12/16/39 .................. 1,114 1,246,962
4.90% , 09/15/44 .................. 1,715 1,522,368
4.27% , 05/15/47 .................. 2,064 1,652,323
3.30% , 05/15/50 .................. 1,312 870,507
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(e) (g)
... 600 619,185
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 435 526,270
Travelers Cos., Inc. (The)
5.05% , 07/24/35 .................. 405 405,094
6.75% , 06/20/36 .................. 420 476,693
6.25% , 06/15/37 .................. 925 1,012,638
5.35% , 11/01/40 .................. 765 760,053
4.60% , 08/01/43 .................. 320 283,204
4.30% , 08/25/45 .................. 485 402,775
3.75% , 05/15/46 .................. 570 435,049
4.00% , 05/30/47 .................. 745 586,958
4.05% , 03/07/48 .................. 872 689,385
4.10% , 03/04/49 .................. 762 599,209

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
2.55% , 04/27/50 .................. USD 510 $ 300,373
3.05% , 06/08/51 .................. 849 548,218
5.45% , 05/25/53 .................. 695 665,870
5.70% , 07/24/55 .................. 580 577,082
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 692 766,096
Trustage Financial Group, Inc., 4.63%,
04/15/32
(d)
..................... 15 14,465
Unum Group
4.00% , 06/15/29 .................. 315 309,096
5.25% , 12/15/35 .................. 355 348,916
4.05% , 08/15/41
(d)
................. 465 372,750
5.75% , 08/15/42 .................. 515 503,420
4.50% , 12/15/49 .................. 590 469,962
4.13% , 06/15/51 .................. 555 406,589
6.00% , 06/15/54 .................. 520 501,199
USI, Inc., 7.50%, 01/15/32
(d)
........... 640 658,721
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 396,056
W R Berkley Corp.
4.75% , 08/01/44 .................. 870 762,674
4.00% , 05/12/50 .................. 315 237,733
3.55% , 03/30/52 .................. 250 171,195
3.15% , 09/30/61 .................. 815 471,446
Western & Southern Life Insurance Co. (The)
(d)
5.15% , 01/15/49 .................. 585 513,914
3.75% , 04/28/61 .................. 622 408,928
Western-Southern Global Funding
(d)
4.50% , 07/16/28 .................. 645 644,001
4.25% , 01/29/29 .................. 575 569,021
4.90% , 05/01/30 .................. 600 603,337
4.70% , 12/10/32 .................. 375 364,987
Willis North America, Inc.
4.65% , 06/15/27 .................. 805 806,844
4.50% , 09/15/28 .................. 814 812,967
2.95% , 09/15/29 .................. 1,099 1,042,398
4.55% , 03/15/31 .................. 810 800,243
5.35% , 05/15/33 .................. 795 804,845
5.15% , 03/15/36 .................. 420 410,724
5.05% , 09/15/48 .................. 555 483,920
3.88% , 09/15/49 .................. 678 492,745
5.90% , 03/05/54 .................. 750 732,342
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(d) (g) (h)
............... 395 384,908
Wynnton Funding Trust, 5.25%, 08/15/35
(d)
.. 1,100 1,084,738
XL Group Ltd., 5.25%, 12/15/43 ......... 403 370,164
Zurich Finance Ireland DAC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.78%), 3.00% ,
04/19/51 ..................... 1,000 899,489
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 3.50% ,
05/02/52 ..................... 200 180,784
Zurich Finance Ireland II DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.42%), 5.50%, 04/23/55
(e) (g)
... 500 490,147
495,883,906
Interactive Media & Services — 0.4%
Alphabet, Inc.
0.80% , 08/15/27 .................. 1,595 1,533,955
3.88% , 11/15/28 .................. 600 596,945
3.70% , 02/15/29 .................. 2,020 1,997,700
4.00% , 05/15/30 .................. 1,075 1,064,972
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
1.10% , 08/15/30 .................. USD 2,095 $ 1,842,269
4.10% , 11/15/30 .................. 1,950 1,931,940
4.10% , 02/15/31 .................. 1,825 1,802,800
4.38% , 11/15/32 .................. 700 692,195
4.40% , 02/15/33 .................. 1,525 1,499,826
4.50% , 05/15/35 .................. 1,180 1,153,489
4.70% , 11/15/35 .................. 3,750 3,675,642
4.80% , 02/15/36 .................. 3,005 2,961,765
1.90% , 08/15/40 .................. 2,017 1,335,328
5.35% , 11/15/45 .................. 1,890 1,828,639
5.50% , 02/15/46 .................. 2,455 2,412,491
2.05% , 08/15/50 .................. 2,730 1,460,131
5.25% , 05/15/55 .................. 995 924,370
5.45% , 11/15/55 .................. 3,980 3,804,738
5.65% , 02/15/56 .................. 1,470 1,440,754
2.25% , 08/15/60 .................. 2,104 1,048,512
5.30% , 05/15/65 .................. 1,730 1,574,922
5.75% , 02/15/66 .................. 1,845 1,797,674
5.70% , 11/15/75 .................. 2,500 2,394,587
Baidu, Inc.
3.63% , 07/06/27 .................. 894 886,849
4.38% , 03/29/28 .................. 597 596,997
4.88% , 11/14/28 .................. 515 520,944
3.43% , 04/07/30
(c)
................. 457 442,076
2.38% , 10/09/30 .................. 429 395,974
2.38% , 08/23/31 .................. 799 722,810
Cars.com, Inc., 6.38%, 11/01/28
(d)
........ 435 427,689
Kuaishou Technology
(e)
4.13% , 01/22/31 .................. 600 591,442
4.75% , 01/22/36 .................. 1,200 1,158,944
Meta Platforms, Inc.
3.50% , 08/15/27 .................. 3,090 3,068,830
4.60% , 05/15/28 .................. 2,445 2,468,154
4.30% , 08/15/29
(c)
................. 1,490 1,491,970
4.80% , 05/15/30 .................. 1,065 1,080,798
4.20% , 11/15/30 .................. 2,440 2,410,715
4.55% , 05/15/31 .................. 3,300 3,299,239
4.55% , 08/15/31 .................. 1,120 1,122,750
3.85% , 08/15/32 .................. 2,945 2,805,577
4.60% , 11/15/32 .................. 3,840 3,791,554
4.88% , 05/15/33 .................. 3,300 3,298,525
4.95% , 05/15/33 .................. 1,910 1,915,574
4.75% , 08/15/34 .................. 2,725 2,677,104
4.88% , 11/15/35 .................. 6,595 6,430,675
5.25% , 05/15/36 .................. 1,650 1,645,371
5.50% , 11/15/45 .................. 5,165 4,800,850
6.20% , 05/15/46 .................. 1,650 1,651,995
4.45% , 08/15/52 .................. 2,790 2,162,786
5.60% , 05/15/53 .................. 2,625 2,412,024
5.40% , 08/15/54 .................. 3,290 2,924,026
5.63% , 11/15/55 .................. 6,520 5,973,932
6.30% , 05/15/56 .................. 1,650 1,652,541
4.65% , 08/15/62 .................. 1,765 1,336,114
5.75% , 05/15/63 .................. 1,900 1,742,657
5.55% , 08/15/64 .................. 2,925 2,581,136
5.75% , 11/15/65 .................. 4,890 4,442,524
6.45% , 05/15/66 .................. 1,650 1,646,460
Snap, Inc.
(d)
6.88% , 03/01/33 .................. 1,340 1,305,037
6.88% , 03/15/34 .................. 525 508,359
Tencent Holdings Ltd.
(e)
3.60% , 01/19/28 .................. 2,400 2,376,051
3.98% , 04/11/29 .................. 2,800 2,784,448
2.39% , 06/03/30 .................. 2,200 2,046,133
2.88% , 04/22/31 .................. 200 187,333

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
3.93% , 01/19/38 .................. USD 1,200 $ 1,089,331
3.68% , 04/22/41 .................. 900 762,759
4.53% , 04/11/49
(c)
................. 400 346,843
3.24% , 06/03/50 .................. 2,300 1,592,566
3.84% , 04/22/51
(c)
................. 2,200 1,687,107
3.29% , 06/03/60 .................. 800 521,845
3.94% , 04/22/61 .................. 1,000 747,670
Weibo Corp., 3.38%, 07/08/30
(c)
......... 935 877,669
Ziff Davis, Inc., 4.63%, 10/15/30
(d)
........ 545 515,319
ZipRecruiter, Inc., 5.00%, 01/15/30
(d)
...... 589 385,987
135,087,707
IT Services — 0.2%
Accenture Capital, Inc.
3.90% , 10/04/27 .................. 630 628,447
4.05% , 10/04/29 .................. 1,760 1,746,012
4.25% , 10/04/31 .................. 1,055 1,039,231
4.50% , 10/04/34 .................. 1,555 1,497,847
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
. 405 402,502
Amdocs Ltd., 2.54%, 06/15/30 .......... 817 739,877
Arches Buyer, Inc.
(d)
4.25% , 06/01/28 .................. 1,025 1,002,616
6.13% , 12/01/28
(c)
................. 535 520,057
Booz Allen Hamilton, Inc.
3.88% , 09/01/28
(d)
................. 990 969,159
4.00% , 07/01/29
(d)
................. 1,069 1,041,787
5.95% , 08/04/33
(c)
................. 875 893,121
5.95% , 04/15/35 .................. 500 503,748
CGI, Inc.
4.95% , 03/14/30 .................. 700 701,560
2.30% , 09/14/31 .................. 545 475,237
Cogent Communications Group LLC
(d)
7.00% , 06/15/27
(c)
................. 445 442,745
7.00% , 06/15/27 .................. 295 293,217
6.50% , 07/01/32
(c)
................. 605 561,669
Conduent Business Services LLC, 6.00%,
11/01/29
(d)
..................... 536 383,677
CoreWeave, Inc.
(d)
9.25% , 06/01/30 .................. 1,950 1,974,382
9.00% , 02/01/31
(c)
................. 1,885 1,873,625
9.75% , 10/01/31 .................. 1,420 1,428,798
DXC Technology Co., 2.38%, 09/15/28 ..... 857 804,725
Everforth, Inc., 4.63%, 05/15/28
(d)
........ 570 532,399
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
860 870,634
Gartner, Inc.
4.50% , 07/01/28
(d)
................. 1,111 1,092,429
3.63% , 06/15/29
(d)
................. 714 672,409
3.75% , 10/01/30
(d)
................. 885 811,602
4.95% , 03/20/31 .................. 185 179,984
5.60% , 11/20/35 .................. 140 132,012
Genpact Luxembourg SARL, 6.00%, 06/04/29 450 462,472
Genpact UK Finco plc, 4.95%, 11/18/30 .... 280 274,330
Go Daddy Operating Co. LLC
(d)
5.25% , 12/01/27 .................. 790 787,299
3.50% , 03/01/29 .................. 802 750,000
IBM International Capital Pte. Ltd.
4.60% , 02/05/29 .................. 890 894,394
4.75% , 02/05/31 .................. 880 880,373
4.90% , 02/05/34 .................. 1,195 1,177,871
5.25% , 02/05/44 .................. 1,030 943,177
5.30% , 02/05/54 .................. 1,465 1,292,598
International Business Machines Corp.
1.70% , 05/15/27 .................. 1,249 1,218,021
4.15% , 07/27/27 .................. 825 823,840
6.22% , 08/01/27 .................. 704 720,238
Security
Par (000)
Par (000) Value
IT Services (continued)
6.50% , 01/15/28 .................. USD 617 $ 638,988
4.50% , 02/06/28 .................. 955 957,663
4.65% , 02/10/28 .................. 1,100 1,106,673
4.00% , 02/03/29 .................. 540 534,084
3.50% , 05/15/29 .................. 1,470 1,429,305
4.80% , 02/10/30 .................. 800 807,040
1.95% , 05/15/30 .................. 1,378 1,245,091
4.30% , 02/03/31 .................. 540 532,658
2.72% , 02/09/32 .................. 530 473,971
5.00% , 02/10/32 .................. 750 756,372
4.40% , 07/27/32 .................. 740 722,790
5.88% , 11/29/32 .................. 853 905,071
4.60% , 02/03/33 .................. 500 490,358
4.75% , 02/06/33 .................. 870 864,929
5.20% , 02/10/35 .................. 900 901,442
4.95% , 02/03/36 .................. 900 875,725
4.15% , 05/15/39 .................. 1,976 1,707,971
5.60% , 11/30/39 .................. 980 985,126
2.85% , 05/15/40 .................. 953 688,744
4.00% , 06/20/42 .................. 1,260 1,014,942
4.70% , 02/19/46 .................. 907 765,860
4.25% , 05/15/49 .................. 2,175 1,667,528
2.95% , 05/15/50 .................. 815 495,776
3.43% , 02/09/52 .................. 840 546,939
4.90% , 07/27/52 .................. 820 682,481
5.10% , 02/06/53 .................. 655 565,358
5.70% , 02/10/55 .................. 935 873,775
5.80% , 02/03/56 .................. 510 483,045
7.13% , 12/01/96 .................. 435 484,522
ION Platform Finance US, Inc.
(d)
4.63% , 05/01/28 .................. 460 424,007
5.00% , 05/01/28 .................. 395 363,700
5.75% , 05/15/28 .................. 515 481,584
8.75% , 05/01/29 .................. 710 658,073
9.50% , 05/30/29 .................. 855 800,768
9.00% , 08/01/29 .................. 530 489,026
7.88% , 09/30/32 .................. 1,260 975,929
Kyndryl Holdings, Inc.
2.70% , 10/15/28 .................. 680 638,437
3.15% , 10/15/31 .................. 680 577,733
6.35% , 02/20/34
(c)
................. 430 416,127
4.10% , 10/15/41 .................. 935 671,828
Newfold Digital Holdings Group, Inc.
(d)
11.75% , 04/30/29
(c)
................ 447 163,513
11.75% , 04/30/29 ................. 429 331,881
Twilio, Inc.
3.63% , 03/15/29 .................. 538 516,925
3.88% , 03/15/31 .................. 513 479,633
Unisys Corp., 10.63%, 01/15/31
(c) (d)
....... 675 585,638
VeriSign, Inc.
4.75% , 07/15/27 .................. 1,205 1,204,744
2.70% , 06/15/31 .................. 838 754,214
5.25% , 06/01/32 .................. 160 162,057
Virtusa Corp., 7.13%, 12/15/28
(d)
........ 360 296,126
69,636,291
Leisure Products — 0.0%
Brunswick Corp.
5.85% , 03/18/29
(c)
................. 560 574,517
2.40% , 08/18/31 .................. 735 640,587
4.40% , 09/15/32 .................. 525 497,324
Hasbro, Inc.
3.50% , 09/15/27 .................. 539 532,928
3.90% , 11/19/29 .................. 1,271 1,240,449
4.65% , 03/12/31 .................. 255 252,958

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products (continued)
6.05% , 05/14/34 .................. USD 645 $ 675,119
6.35% , 03/15/40 .................. 647 670,587
5.10% , 05/15/44 .................. 290 263,106
Mattel, Inc.
5.88% , 12/15/27
(d)
................. 935 935,091
3.75% , 04/01/29
(d)
................. 1,520 1,477,131
5.00% , 11/17/30
(c)
................. 405 406,120
5.45% , 11/01/41 .................. 430 391,624
Polaris, Inc.
6.95% , 03/15/29 .................. 750 785,634
5.60% , 03/01/31 .................. 530 529,001
9,872,176
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
4.20% , 09/09/27 .................. 280 279,399
2.75% , 09/15/29 .................. 778 737,276
2.10% , 06/04/30 .................. 910 825,061
2.30% , 03/12/31 .................. 1,155 1,036,705
4.75% , 09/09/34 .................. 565 555,894
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 . 829 772,189
Charles River Laboratories International, Inc.
(d)
4.25% , 05/01/28 .................. 580 569,558
3.75% , 03/15/29 .................. 655 626,450
4.00% , 03/15/31 .................. 550 514,174
Danaher Corp.
4.38% , 09/15/45 .................. 715 608,560
2.60% , 10/01/50 .................. 958 569,416
2.80% , 12/10/51 .................. 1,249 765,665
Fortrea Holdings, Inc., 7.50%, 07/01/30
(d)
... 502 488,571
Illumina, Inc.
5.75% , 12/13/27 .................. 690 702,260
4.75% , 12/12/30 .................. 475 472,581
2.55% , 03/23/31 .................. 1,030 927,620
Revvity, Inc.
1.90% , 09/15/28 .................. 615 578,266
3.30% , 09/15/29 .................. 1,090 1,044,952
2.55% , 03/15/31 .................. 560 503,262
2.25% , 09/15/31 .................. 705 617,477
3.63% , 03/15/51 .................. 505 352,061
Thermo Fisher Scientific, Inc.
4.80% , 11/21/27 .................. 965 974,253
1.75% , 10/15/28 .................. 795 749,272
5.00% , 01/31/29 .................. 1,075 1,094,949
2.60% , 10/01/29 .................. 1,573 1,486,851
4.98% , 08/10/30 .................. 875 892,577
4.22% , 02/12/31 .................. 585 578,334
4.20% , 03/01/31 .................. 515 508,491
2.00% , 10/15/31 .................. 1,470 1,296,907
4.47% , 10/07/32 .................. 530 523,942
4.95% , 11/21/32 .................. 890 903,131
4.55% , 06/15/33 .................. 800 788,963
5.09% , 08/10/33 .................. 690 701,252
5.20% , 01/31/34 .................. 665 678,822
4.79% , 10/07/35 .................. 450 442,648
4.90% , 02/12/36
(c)
................. 1,240 1,226,115
4.89% , 10/07/37 .................. 830 814,965
2.80% , 10/15/41 .................. 1,722 1,251,736
5.40% , 08/10/43 .................. 715 704,056
5.30% , 02/01/44 .................. 565 544,961
5.55% , 02/12/46 .................. 505 495,326
4.10% , 08/15/47 .................. 765 621,336
30,826,284
Security
Par (000)
Par (000) Value
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34 .......... USD 685 $ 704,362
Amsted Industries, Inc.
(d)
4.63% , 05/15/30 .................. 480 465,061
6.38% , 03/15/33 .................. 315 320,115
ATS Corp., 4.13%, 12/15/28
(d)
.......... 350 341,621
Calderys Financing LLC, 11.25%, 06/01/28
(d)
. 535 551,243
Caterpillar, Inc.
2.60% , 09/19/29 .................. 818 775,519
2.60% , 04/09/30 .................. 980 921,096
1.90% , 03/12/31 .................. 780 696,440
5.20% , 05/15/35 .................. 1,555 1,595,044
5.30% , 09/15/35 .................. 520 540,694
6.05% , 08/15/36 .................. 360 394,281
5.20% , 05/27/41 .................. 1,031 1,024,495
3.80% , 08/15/42 .................. 1,914 1,586,472
4.30% , 05/15/44 .................. 700 603,314
3.25% , 09/19/49 .................. 1,158 809,035
3.25% , 04/09/50 .................. 947 658,115
5.50% , 05/15/55 .................. 155 155,428
4.75% , 05/15/64 .................. 471 407,336
Chart Industries, Inc.
(d)
7.50% , 01/01/30 .................. 1,440 1,495,214
9.50% , 01/01/31 .................. 475 499,740
CNH Industrial Capital LLC
4.50% , 10/08/27 .................. 255 255,174
4.75% , 03/21/28 .................. 560 562,696
4.55% , 04/10/28 .................. 905 904,307
5.50% , 01/12/29 .................. 705 720,846
5.10% , 04/20/29 .................. 650 658,257
4.50% , 10/16/30 .................. 460 454,316
4.38% , 03/07/31 .................. 425 416,454
CNH Industrial NV, 3.85%, 11/15/27 ...... 849 841,601
Columbus McKinnon Corp., 7.13%, 02/01/33
(d)
905 910,309
CompoSecure Holdings LLC, 5.63%, 02/01/33
(d)
855 837,102
CSSC Capital 2015 Ltd., 3.00%, 02/13/30
(e)
.. 600 565,728
Cummins, Inc.
4.25% , 05/09/28 .................. 695 696,240
4.90% , 02/20/29 .................. 395 401,344
1.50% , 09/01/30 .................. 1,153 1,023,240
4.70% , 02/15/31 .................. 755 761,850
5.15% , 02/20/34 .................. 610 622,351
5.30% , 05/09/35 .................. 550 561,061
4.88% , 10/01/43 .................. 820 767,910
2.60% , 09/01/50 .................. 947 562,251
5.45% , 02/20/54 .................. 1,045 1,006,841
Daimler Truck Finance North America LLC
(d)
4.30% , 08/12/27 .................. 220 219,487
5.13% , 09/25/27 .................. 520 523,888
4.95% , 01/13/28 .................. 150 151,197
5.13% , 01/19/28 .................. 870 877,601
5.40% , 09/20/28 .................. 515 524,964
2.38% , 12/14/28 .................. 875 828,352
4.15% , 01/12/29 .................. 590 582,727
5.13% , 09/25/29 .................. 225 228,026
5.25% , 01/13/30 .................. 300 305,444
4.65% , 10/12/30 .................. 300 298,200
4.50% , 04/12/31 .................. 450 441,819
2.50% , 12/14/31 .................. 320 282,697
5.38% , 01/13/32 .................. 380 386,672
5.00% , 10/12/32 .................. 300 298,797
5.50% , 09/20/33 .................. 480 487,742
5.38% , 01/18/34 .................. 735 740,196
5.38% , 06/25/34 .................. 630 632,839
5.63% , 01/13/35 .................. 300 304,789

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Deere & Co.
5.38% , 10/16/29 .................. USD 610 $ 632,254
3.10% , 04/15/30 .................. 1,044 997,203
7.13% , 03/03/31 .................. 769 856,525
5.45% , 01/16/35 .................. 1,100 1,143,553
3.90% , 06/09/42 .................. 1,425 1,204,687
2.88% , 09/07/49 .................. 605 395,393
3.75% , 04/15/50 .................. 920 698,489
5.70% , 01/19/55 .................. 75 76,138
Deere Funding Canada Corp., 4.15%, 10/09/30 325 320,667
Dover Corp.
2.95% , 11/04/29 .................. 645 613,070
5.38% , 10/15/35 .................. 405 419,748
5.38% , 03/01/41 .................. 340 339,220
Enpro, Inc., 6.13%, 06/01/33
(d)
.......... 390 397,923
Esab Corp.
(d)
6.25% , 04/15/29 .................. 708 717,948
5.63% , 04/01/31 .................. 595 600,195
Flowserve Corp.
3.50% , 10/01/30 .................. 825 779,888
2.80% , 01/15/32 .................. 710 627,744
Fortive Corp., 4.30%, 06/15/46 .......... 687 556,926
GrafTech Finance, Inc., 4.63%, 12/23/29
(c) (d)
.. 475 304,776
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
..................... 445 338,091
IDEX Corp.
4.95% , 09/01/29 .................. 720 727,086
3.00% , 05/01/30 .................. 730 687,055
2.63% , 06/15/31 .................. 740 669,521
Illinois Tool Works, Inc.
4.88% , 09/15/41 .................. 675 637,306
3.90% , 09/01/42 .................. 1,396 1,160,994
Ingersoll Rand, Inc.
5.20% , 06/15/27 .................. 880 887,231
5.40% , 08/14/28 .................. 685 700,024
5.18% , 06/15/29 .................. 875 894,268
5.31% , 06/15/31 .................. 250 256,059
5.70% , 08/14/33 .................. 1,335 1,389,461
5.45% , 06/15/34 .................. 630 643,104
5.70% , 06/15/54 .................. 705 688,079
Kennametal, Inc.
4.63% , 06/15/28 .................. 508 508,343
2.80% , 03/01/31 .................. 290 263,616
Komatsu Finance America, Inc., 4.20%,
09/18/30
(d)
..................... 400 393,720
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(d)
.. 470 458,867
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
. 330 353,411
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(d)
............... 545 569,367
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
490 473,882
Nordson Corp.
5.60% , 09/15/28 .................. 520 531,581
4.50% , 12/15/29 .................. 465 464,317
5.80% , 09/15/33 .................. 440 456,706
nVent Finance SARL
4.55% , 04/15/28 .................. 692 688,367
2.75% , 11/15/31 .................. 595 529,271
5.65% , 05/15/33 .................. 685 703,683
Oshkosh Corp.
4.60% , 05/15/28 .................. 561 561,201
3.10% , 03/01/30 .................. 500 469,384
Otis Worldwide Corp.
5.25% , 08/16/28 .................. 900 917,361
2.57% , 02/15/30 .................. 1,945 1,808,949
5.13% , 11/19/31 .................. 320 327,091
Security
Par (000)
Par (000) Value
Machinery (continued)
5.13% , 09/04/35 .................. USD 220 $ 220,475
3.11% , 02/15/40 .................. 887 677,518
3.36% , 02/15/50 .................. 895 611,711
Parker-Hannifin Corp.
4.25% , 09/15/27 .................. 1,460 1,460,436
3.25% , 06/14/29 .................. 1,027 992,805
4.50% , 09/15/29 .................. 1,390 1,396,328
4.20% , 11/21/34 .................. 799 762,870
6.25% , 05/15/38 .................. 403 439,291
4.45% , 11/21/44 .................. 553 476,931
4.10% , 03/01/47 .................. 649 520,450
4.00% , 06/14/49 .................. 905 709,078
Park-Ohio Industries, Inc., 8.50%, 08/01/30
(d)
. 330 343,472
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
..................... 540 527,783
Snap-on, Inc.
4.10% , 03/01/48 .................. 560 447,691
3.10% , 05/01/50 .................. 675 448,440
Stanley Black & Decker, Inc.
6.00% , 03/06/28 .................. 330 339,706
4.25% , 11/15/28 .................. 720 718,188
2.30% , 03/15/30 .................. 787 720,969
3.00% , 05/15/32 .................. 655 591,250
5.20% , 09/01/40 .................. 476 445,801
4.85% , 11/15/48 .................. 615 515,475
2.75% , 11/15/50 .................. 913 522,285
Terex Corp.
(d)
5.00% , 05/15/29 .................. 725 720,217
6.25% , 10/15/32 .................. 820 832,875
Timken Co. (The)
4.50% , 12/15/28 .................. 424 423,367
4.13% , 04/01/32 .................. 480 455,498
Titan International, Inc., 7.00%, 04/30/28 ... 425 424,781
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
397 397,051
Toyota Industries Corp., 3.57%, 03/16/28
(c) (d)
. 739 725,217
Trinity Industries, Inc., 7.75%, 07/15/28
(d)
... 595 609,604
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 405 359,645
Westinghouse Air Brake Technologies Corp.
(i)
4.70% , 09/15/28 .................. 810 812,624
4.90% , 05/29/30 .................. 540 546,324
5.61% , 03/11/34 .................. 630 648,592
5.50% , 05/29/35 .................. 585 597,963
Xylem, Inc.
1.95% , 01/30/28 .................. 906 871,162
2.25% , 01/30/31
(c)
................. 967 873,570
4.38% , 11/01/46 .................. 460 378,557
91,595,683
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(d)
4.50% , 06/20/29 .................. 870 868,435
5.88% , 09/14/33 .................. 900 940,303
Danaos Corp., 6.88%, 10/15/32
(d)
........ 510 524,312
Kirby Corp., 4.20%, 03/01/28 ........... 791 787,128
MV24 Capital BV, 6.75%, 06/01/34
(e)
...... 694 699,193
Polar Tankers, Inc., 5.95%, 05/10/37
(d)
..... 830 878,405
Yinson Bergenia Production BV, 8.50%,
01/31/45
(e)
..................... 1,184 1,271,709
5,969,485
Media — 0.5%
Advantage Sales & Marketing, Inc., 9.00%,
11/15/30
(d)
..................... 587 471,419
AMC Global Media, Inc.
4.25% , 02/15/29
(c)
................. 21 18,395
10.50% , 07/15/32
(d)
................ 1,408 1,452,705

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Belo Corp.
7.75% , 06/01/27 .................. USD 475 $ 486,771
7.25% , 09/15/27 .................. 515 527,979
Block Communications, Inc., 10.25%,
03/01/31
(d)
..................... 415 384,298
Cable One, Inc., 4.00%, 11/15/30
(c) (d)
...... 695 486,300
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 1,589 1,563,418
4.20% , 03/15/28 .................. 1,386 1,371,555
2.25% , 01/15/29 .................. 1,505 1,406,625
5.05% , 03/30/29 .................. 1,458 1,461,438
6.10% , 06/01/29 .................. 1,210 1,249,318
2.80% , 04/01/31 .................. 1,580 1,414,632
2.30% , 02/01/32
(c)
................. 1,053 901,149
4.40% , 04/01/33 .................. 1,015 941,858
6.65% , 02/01/34 .................. 1,115 1,156,748
6.55% , 06/01/34 .................. 1,445 1,492,344
6.38% , 10/23/35 .................. 1,940 1,957,089
5.85% , 12/01/35 .................. 1,200 1,171,105
5.38% , 04/01/38 .................. 1,165 1,047,253
3.50% , 06/01/41 .................. 1,447 1,002,672
3.50% , 03/01/42 .................. 1,425 966,665
6.48% , 10/23/45 .................. 3,360 3,093,536
5.38% , 05/01/47 .................. 2,380 1,907,745
5.75% , 04/01/48 .................. 2,515 2,108,911
5.13% , 07/01/49 .................. 1,305 997,942
4.80% , 03/01/50 .................. 2,675 1,964,436
3.70% , 04/01/51 .................. 1,895 1,161,000
3.90% , 06/01/52 .................. 2,522 1,585,368
5.25% , 04/01/53
(c)
................. 1,429 1,109,967
6.83% , 10/23/55 .................. 567 531,584
6.70% , 12/01/55 .................. 825 777,634
3.85% , 04/01/61 .................. 2,095 1,210,878
4.40% , 12/01/61 .................. 1,615 1,031,374
3.95% , 06/30/62 .................. 1,570 917,726
5.50% , 04/01/63 .................. 1,015 776,053
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28 .................. 1,080 1,083,689
7.50% , 06/01/29 .................. 1,090 1,092,840
7.88% , 04/01/30 .................. 940 979,282
7.13% , 02/15/31 .................. 895 931,506
7.50% , 03/15/33 .................. 645 677,375
CMG Media Corp., 8.88%, 06/18/29
(d)
..... 545 485,806
Cox Communications, Inc.
(d)
3.50% , 08/15/27 .................. 1,230 1,213,922
5.45% , 09/15/28 .................. 1,147 1,167,603
1.80% , 10/01/30 .................. 998 869,457
2.60% , 06/15/31 .................. 780 691,918
5.70% , 06/15/33 .................. 1,170 1,160,030
5.45% , 09/01/34 .................. 655 629,591
4.80% , 02/01/35 .................. 1,242 1,131,585
8.38% , 03/01/39 .................. 477 539,451
4.70% , 12/15/42 .................. 536 416,923
4.50% , 06/30/43 .................. 721 545,858
4.60% , 08/15/47 .................. 565 408,732
2.95% , 10/01/50 .................. 900 484,260
3.60% , 06/15/51 .................. 840 508,231
5.80% , 12/15/53 .................. 995 838,738
5.95% , 09/01/54 .................. 805 690,975
CSC Holdings LLC
(d)
5.50% , 04/15/27 .................. 910 767,813
5.38% , 02/01/28 .................. 960 716,086
7.50% , 04/01/28 .................. 997 527,793
11.25% , 05/15/28 ................. 990 817,119
11.75% , 01/31/29 ................. 2,160 1,544,468
Security
Par (000)
Par (000) Value
Media (continued)
6.50% , 02/01/29 .................. USD 1,720 $ 1,067,254
5.75% , 01/15/30 .................. 2,170 779,190
4.13% , 12/01/30 .................. 1,088 648,862
4.63% , 12/01/30 .................. 2,310 815,219
3.38% , 02/15/31 .................. 1,000 600,049
4.50% , 11/15/31 .................. 1,480 869,747
5.00% , 11/15/31 .................. 490 173,082
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 1,486 1,486,345
8.88% , 02/01/30 .................. 2,175 2,215,287
10.00% , 02/15/31 ................. 2,050 2,132,640
Discovery Communications LLC
3.95% , 03/20/28 .................. 1,200 1,180,607
4.13% , 05/15/29 .................. 1,067 1,040,192
3.63% , 05/15/30 .................. 1,263 1,178,487
5.00% , 09/20/37 .................. 729 555,250
6.35% , 06/01/40 .................. 650 516,980
5.20% , 09/20/47 .................. 9 5,581
5.30% , 05/15/49
(c)
................. 200 128,897
DISH DBS Corp.
5.25% , 12/01/26
(d)
................. 703 696,114
7.38% , 07/01/28 .................. 965 943,013
5.75% , 12/01/28
(d)
................. 2,355 2,310,972
5.13% , 06/01/29 .................. 1,365 1,255,191
DISH Network Corp., 11.75%, 11/15/27
(d)
... 2,750 2,836,697
Dotdash Meredith, Inc., 7.63%, 06/15/32
(d)
... 450 422,352
EchoStar Corp.
10.75% , 11/30/29 ................. 5,025 5,449,790
6.75% , 11/30/30 .................. 2,337 2,372,182
EW Scripps Co. (The), 9.88%, 08/15/30
(d)
... 575 576,752
Fox Corp.
4.71% , 01/25/29 .................. 2,501 2,506,816
3.50% , 04/08/30 .................. 1,280 1,229,082
6.50% , 10/13/33 .................. 1,190 1,277,651
5.48% , 01/25/39 .................. 1,327 1,292,116
5.58% , 01/25/49 .................. 1,685 1,553,326
GCI LLC, 4.75%, 10/15/28
(d)
........... 659 644,683
Gray Media, Inc.
(d)
10.50% , 07/15/29 ................. 1,178 1,250,449
4.75% , 10/15/30 .................. 855 684,352
5.38% , 11/15/31 .................. 1,140 892,424
9.63% , 07/15/32 .................. 825 839,061
7.25% , 08/15/33 .................. 780 794,784
iHeartCommunications, Inc.
(d)
4.75% , 01/15/28 .................. 250 239,596
9.13% , 05/01/29 .................. 697 696,028
10.88% , 05/01/30 ................. 566 538,228
7.75% , 08/15/30 .................. 706 679,456
7.00% , 01/15/31 .................. 268 248,646
Lamar Media Corp.
3.75% , 02/15/28 .................. 675 661,996
4.88% , 01/15/29 .................. 613 609,579
4.00% , 02/15/30 .................. 565 543,073
3.63% , 01/15/31 .................. 609 571,151
5.38% , 11/01/33
(c) (d)
................ 350 346,065
LCPR Senior Secured Financing DAC
(d)
6.75% , 10/15/27 .................. 995 670,353
5.13% , 07/15/29 .................. 840 543,130
McGraw-Hill Education, Inc.
(d)
5.75% , 08/01/28 .................. 970 962,416
8.00% , 08/01/29 .................. 674 674,070
7.38% , 09/01/31 .................. 745 770,455
Midcontinent Communications, 8.00%,
08/15/32
(c) (d)
.................... 695 655,699

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Neptune Bidco US, Inc.
(d)
9.29% , 04/15/29 .................. USD 2,550 $ 2,578,256
10.38% , 05/15/31 ................. 1,075 1,109,900
9.50% , 02/15/33 .................. 1,750 1,752,708
News Corp.
(d)
3.88% , 05/15/29 .................. 1,640 1,584,994
5.13% , 02/15/32 .................. 1,000 982,380
Nexstar Media, Inc.
(d)
4.75% , 11/01/28 .................. 1,090 1,073,803
6.50% , 09/15/33 .................. 3,440 3,466,991
7.25% , 04/15/34 .................. 1,800 1,812,012
Omnicom Group, Inc.
4.65% , 10/01/28 .................. 1,170 1,172,589
4.20% , 03/02/29 .................. 330 326,153
4.75% , 03/30/30 .................. 786 788,329
2.45% , 04/30/30 .................. 985 905,433
4.20% , 06/01/30 .................. 904 887,458
2.40% , 03/01/31 .................. 500 446,864
2.60% , 08/01/31 .................. 1,095 982,406
5.00% , 06/02/33 .................. 425 416,843
5.30% , 11/01/34 .................. 970 960,746
5.30% , 06/02/36 .................. 385 371,785
3.38% , 03/01/41 .................. 729 538,962
5.40% , 10/01/48 .................. 681 597,317
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 .................. 645 644,635
4.25% , 01/15/29 .................. 610 595,275
4.63% , 03/15/30 .................. 550 534,438
7.38% , 02/15/31 .................. 535 559,802
Paramount Global
3.38% , 02/15/28 .................. 607 588,898
3.70% , 06/01/28 .................. 627 608,605
4.20% , 06/01/29 .................. 587 565,640
7.88% , 07/30/30 .................. 831 884,813
4.95% , 01/15/31 .................. 1,230 1,161,028
4.20% , 05/19/32 .................. 937 818,576
5.50% , 05/15/33 .................. 445 403,822
6.88% , 04/30/36 .................. 1,053 980,707
5.90% , 10/15/40 .................. 274 214,259
4.85% , 07/01/42 .................. 498 336,325
4.38% , 03/15/43
(c)
................. 1,529 975,202
5.85% , 09/01/43 .................. 1,207 887,908
5.25% , 04/01/44 .................. 325 220,435
4.90% , 08/15/44 .................. 578 379,952
4.60% , 01/15/45 .................. 625 390,750
4.95% , 05/19/50 .................. 973 611,993
Radiate Holdco LLC, 9.35%, 09/25/29
(g)
.... 2 1,659
Scripps Escrow II, Inc.
(d)
3.88% , 01/15/29
(c)
................. 605 573,271
5.38% , 01/15/31 .................. 395 306,258
SES SA, 5.30%, 04/04/43
(d)
............ 50 38,746
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 .................. 515 454,286
4.38% , 12/31/32 .................. 690 535,395
8.13% , 02/15/33 .................. 865 895,600
Sirius XM Radio LLC
(d)
5.00% , 08/01/27 .................. 1,757 1,752,199
4.00% , 07/15/28 .................. 2,040 1,981,717
5.50% , 07/01/29 .................. 1,404 1,393,563
4.13% , 07/01/30 .................. 1,527 1,422,868
3.88% , 09/01/31
(c)
................. 1,425 1,291,599
5.88% , 04/15/32 .................. 1,020 1,003,473
Sky Group Finance Ltd., 6.50%, 10/15/35
(d)
.. 655 702,813
Stagwell Global LLC, 5.63%, 08/15/29
(d)
.... 1,132 1,078,236
Sunrise FinCo. I BV, 4.88%, 07/15/31
(d)
.... 1,210 1,162,506
Security
Par (000)
Par (000) Value
Media (continued)
TCI Communications, Inc., 7.13%, 02/15/28 .. USD 695 $ 727,665
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 574,816
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ 1,000 989,027
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 933 1,056,671
Time Warner Cable LLC
6.55% , 05/01/37 .................. 1,330 1,336,942
7.30% , 07/01/38 .................. 1,385 1,448,008
6.75% , 06/15/39 .................. 1,559 1,544,644
5.88% , 11/15/40 .................. 1,429 1,290,190
5.50% , 09/01/41 .................. 1,333 1,148,665
4.50% , 09/15/42 .................. 1,181 888,536
Univision Communications, Inc.
(d)
4.50% , 05/01/29 .................. 1,050 1,002,902
7.38% , 06/30/30 .................. 1,005 1,004,182
8.50% , 07/31/31 .................. 1,270 1,289,144
9.38% , 08/01/32 .................. 1,470 1,521,950
8.88% , 04/15/33 .................. 1,248 1,254,936
Urban One, Inc., 7.63%, 04/01/31
(d)
....... 263 108,378
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
600 622,920
Videotron Ltd.
(d)
3.63% , 06/15/29 .................. 985 954,731
5.70% , 01/15/35 .................. 550 553,926
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(d)
............ 565 507,517
VZ Secured Financing BV
(d)
5.00% , 01/15/32 .................. 1,505 1,322,702
7.50% , 01/15/33 .................. 1,025 994,856
WPP 2025 LLC, 6.50%, 03/30/36 ........ 230 225,689
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 480 421,054
Ziggo BV, 4.88%, 01/15/30
(d)
........... 1,035 972,428
191,134,018
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 1,000 1,009,315
Alcoa Nederland Holding BV
(d)
4.13% , 03/31/29 .................. 330 320,650
7.13% , 03/15/31 .................. 745 772,958
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
..... 375 348,062
Alumina Pty. Ltd.
(d)
6.13% , 03/15/30 .................. 495 505,841
6.38% , 09/15/32 .................. 475 488,236
Anglo American Capital plc
4.50% , 03/15/28
(d)
................. 835 835,409
3.88% , 03/16/29
(c) (e)
................ 400 392,596
5.63% , 04/01/30
(e)
................. 700 721,878
2.63% , 09/10/30
(e)
................. 1,000 916,191
2.88% , 03/17/31
(e)
................. 400 365,484
4.63% , 03/19/31
(d)
................. 270 267,188
5.00% , 03/21/33
(d)
................. 600 593,554
5.50% , 05/02/33
(e)
................. 1,000 1,021,123
5.75% , 04/05/34
(e)
................. 1,000 1,031,575
5.25% , 03/19/36
(d)
................. 1,000 981,392
3.95% , 09/10/50
(c) (e)
................ 600 443,619
4.75% , 03/16/52
(e)
................. 600 494,087
6.00% , 04/05/54
(e)
................. 400 393,009
AngloGold Ashanti Holdings plc
3.75% , 10/01/30 .................. 789 762,191
6.50% , 04/15/40
(c)
................. 300 317,469
Antofagasta plc
(e)
2.38% , 10/14/30
(c)
................. 600 544,240
5.63% , 05/13/32 .................. 400 410,668

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
101
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.25% , 05/02/34 .................. USD 800 $ 849,349
5.63% , 09/09/35 .................. 600 608,325
ArcelorMittal SA
6.55% , 11/29/27 .................. 1,095 1,127,656
4.25% , 07/16/29
(c)
................. 590 587,112
6.80% , 11/29/32 .................. 865 956,755
6.00% , 06/17/34
(c)
................. 525 554,406
7.00% , 10/15/39 .................. 650 714,899
6.75% , 03/01/41 .................. 410 442,312
6.35% , 06/17/54
(c)
................. 670 686,553
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 .................. 690 722,862
11.50% , 10/01/31 ................. 490 530,050
Barrick International Barbados Corp., 6.35%,
10/15/36
(d)
..................... 585 632,081
Barrick Mining Corp.
6.45% , 10/15/35 .................. 175 190,944
5.25% , 04/01/42 .................. 205 197,844
Barrick North America Finance LLC
5.70% , 05/30/41 .................. 1,032 1,036,139
5.75% , 05/01/43 .................. 1,071 1,066,661
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 1,020 1,049,478
BHP Billiton Finance USA Ltd.
4.75% , 02/28/28 .................. 1,190 1,200,432
5.10% , 09/08/28 .................. 1,075 1,094,818
5.00% , 02/21/30 .................. 1,095 1,116,660
5.25% , 09/08/30 .................. 1,010 1,039,328
5.13% , 02/21/32 .................. 900 921,012
4.90% , 02/28/33 .................. 795 799,053
5.25% , 09/08/33 .................. 1,525 1,560,575
5.30% , 02/21/35 .................. 1,185 1,210,255
5.00% , 02/15/36
(c)
................. 185 184,983
4.13% , 02/24/42 .................. 953 809,116
5.00% , 09/30/43 .................. 2,720 2,539,854
5.50% , 09/08/53 .................. 800 775,736
5.75% , 09/05/55 .................. 480 481,827
Big River Steel LLC, 6.63%, 01/31/29
(d)
.... 698 699,340
Capstone Copper Corp., 6.75%, 03/31/33
(d)
.. 245 249,291
Century Aluminum Co., 6.88%, 08/01/32
(d)
... 325 336,677
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
270 283,062
Chinalco Capital Holdings Ltd., 4.75%,
02/14/28
(e)
..................... 600 603,906
Cia de Minas Buenaventura SAA, 6.80%,
02/04/32
(e)
..................... 600 615,314
Cleveland-Cliffs, Inc.
4.63% , 03/01/29
(d)
................. 420 404,926
6.88% , 11/01/29
(d)
................. 845 860,829
6.75% , 04/15/30
(d)
................. 810 807,310
4.88% , 03/01/31
(d)
................. 393 361,831
7.50% , 09/15/31
(d)
................. 805 818,808
7.00% , 03/15/32
(d)
................. 1,635 1,633,576
7.38% , 05/01/33
(d)
................. 885 893,448
7.63% , 01/15/34
(d)
................. 1,185 1,196,718
6.25% , 10/01/40 .................. 270 218,565
Coeur Mining, Inc.
(d)
5.13% , 02/15/29 .................. 371 369,051
6.88% , 04/01/32 .................. 300 309,194
Commercial Metals Co.
4.13% , 01/15/30 .................. 310 297,074
3.88% , 02/15/31 .................. 365 339,509
4.38% , 03/15/32 .................. 365 343,440
5.75% , 11/15/33
(d)
................. 490 490,117
6.00% , 12/15/35
(d)
................. 975 973,956
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Compass Minerals International, Inc., 8.00%,
07/01/30
(d)
..................... USD 360 $ 375,828
Constellium SE
(d)
5.63% , 06/15/28 .................. 445 444,694
3.75% , 04/15/29 .................. 595 572,977
6.38% , 08/15/32 .................. 385 394,710
Corp. Nacional del Cobre de Chile
3.00% , 09/30/29
(e)
................. 1,000 943,864
3.75% , 01/15/31
(e)
................. 800 761,203
5.13% , 02/02/33
(e)
................. 1,000 998,120
5.95% , 01/08/34
(e)
................. 1,400 1,449,629
6.33% , 01/13/35
(e)
................. 1,400 1,481,893
5.63% , 09/21/35
(d)
................. 600 606,975
6.15% , 10/24/36
(d)
................. 600 626,464
5.63% , 10/18/43
(e)
................. 1,000 950,114
4.88% , 11/04/44
(e)
................. 800 689,497
4.50% , 08/01/47
(e)
................. 1,250 1,005,564
4.38% , 02/05/49
(c) (e)
................ 1,400 1,090,107
3.70% , 01/30/50
(e)
................. 3,029 2,097,200
3.15% , 01/15/51
(e)
................. 400 253,802
6.30% , 09/08/53
(e)
................. 1,400 1,425,754
6.78% , 01/13/55
(e)
................. 1,400 1,495,183
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,200 1,022,964
CSN Resources SA
(e)
8.88% , 12/05/30
(c)
................. 600 487,312
4.63% , 06/10/31
(c)
................. 800 547,437
5.88% , 04/08/32 .................. 600 411,113
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 500 499,580
Endeavour Mining plc, 7.00%, 05/28/30
(e)
... 600 613,816
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(e)
..................... 1,000 1,041,416
First Quantum Minerals Ltd.
(e)
8.63% , 06/01/31 .................. 1,200 1,250,951
8.00% , 03/01/33 .................. 1,020 1,071,634
7.25% , 02/15/34 .................. 1,000 1,028,934
6.38% , 02/15/36 .................. 1,610 1,582,191
Fortescue Treasury Pty. Ltd.
(d)
4.50% , 09/15/27 .................. 605 600,617
5.88% , 04/15/30 .................. 518 528,679
4.38% , 04/01/31 .................. 1,155 1,105,872
6.13% , 04/15/32 .................. 770 795,926
Freeport Indonesia PT
(e)
5.32% , 04/14/32 .................. 1,400 1,402,781
6.20% , 04/14/52 .................. 1,000 980,120
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 525 524,580
4.13% , 03/01/28 .................. 870 865,274
4.38% , 08/01/28 .................. 806 801,889
5.25% , 09/01/29 .................. 825 832,425
4.25% , 03/01/30 .................. 925 909,241
4.63% , 08/01/30 .................. 650 647,727
5.40% , 11/14/34 .................. 790 804,014
5.45% , 03/15/43 .................. 1,856 1,772,192
Fresnillo plc, 4.25%, 10/02/50
(c) (e)
........ 1,000 774,366
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 650 665,268
Glencore Finance Canada Ltd.
(d)
6.90% , 11/15/37 .................. 625 692,141
6.00% , 11/15/41 .................. 428 434,529
5.55% , 10/25/42 .................. 355 339,145
Glencore Funding LLC
(d)
3.88% , 10/27/27 .................. 775 768,933
4.91% , 04/01/28 .................. 225 226,483
5.40% , 05/08/28 .................. 1,092 1,108,656
6.13% , 10/06/28 .................. 695 718,195
4.88% , 03/12/29 .................. 1,570 1,579,928

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
102
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.37% , 04/04/29 .................. USD 680 $ 693,489
5.19% , 04/01/30 .................. 825 837,689
2.50% , 09/01/30 .................. 1,032 939,510
6.38% , 10/06/30 .................. 530 562,048
2.85% , 04/27/31 .................. 615 560,189
4.90% , 07/01/31 .................. 425 425,471
2.63% , 09/23/31 .................. 885 791,534
5.70% , 05/08/33 .................. 520 537,116
5.20% , 07/01/33 .................. 405 406,901
6.50% , 10/06/33 .................. 650 705,061
5.63% , 04/04/34 .................. 1,155 1,186,840
5.67% , 04/01/35 .................. 750 769,440
5.51% , 04/01/36 .................. 435 438,090
3.88% , 04/27/51 .................. 566 411,613
3.38% , 09/23/51 .................. 685 452,444
5.89% , 04/04/54
(c)
................. 545 535,169
6.14% , 04/01/55 .................. 615 622,617
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 400 413,536
GUSAP III LP, 7.25%, 04/16/44
(c) (e)
....... 400 445,270
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
... 535 537,337
Indonesia Asahan Aluminium PT
(e)
6.53% , 11/15/28 .................. 700 730,969
5.45% , 05/15/30 .................. 1,000 1,016,908
6.76% , 11/15/48 .................. 200 206,805
5.80% , 05/15/50 .................. 600 555,682
Industrias Penoles SAB de CV
(e)
4.15% , 09/12/29 .................. 600 588,575
5.65% , 09/12/49 .................. 800 742,950
4.75% , 08/06/50
(c)
................. 400 330,259
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(d)
300 320,486
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(e)
..... 800 812,961
JSW Steel Ltd., 5.05%, 04/05/32
(e)
....... 600 589,725
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(d)
..................... 260 270,390
Kaiser Aluminum Corp.
(d)
4.50% , 06/01/31 .................. 595 569,742
5.88% , 03/01/34 .................. 350 350,493
Kinross Gold Corp., 6.25%, 07/15/33 ...... 585 625,038
Krakatau Posco PT
(e)
6.38% , 06/11/27 .................. 200 201,313
6.38% , 06/11/29 .................. 400 404,290
Metinvest BV, 7.75%, 10/17/29
(e)
......... 600 528,542
Minera Mexico SA de CV
(e)
5.63% , 02/12/32
(c)
................. 1,000 1,024,710
4.50% , 01/26/50 .................. 1,000 821,392
Mineral Resources Ltd.
(d)
9.25% , 10/01/28 .................. 798 828,638
8.50% , 05/01/30 .................. 650 670,037
7.00% , 04/01/31 .................. 440 455,983
6.00% , 05/01/32 .................. 286 283,663
6.25% , 05/01/34 .................. 645 637,047
Minmetals Capitals & Securities, Inc.
(e)(g)(h)
(3-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 4.25% 600 597,730
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.62%), 4.35% 800 795,838
Minsur SA, 4.50%, 10/28/31
(e)
.......... 600 575,443
Navoi Mining & Metallurgical Combinat
(e)
6.70% , 10/17/28 .................. 600 617,539
6.75% , 05/14/30 .................. 600 625,960
6.95% , 10/17/31 .................. 400 425,854
Newcastle Coal Infrastructure Group Pty. Ltd.
(d)
4.40% , 09/29/27 .................. 176 174,830
4.70% , 05/12/31 .................. 513 497,276
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Newmont Corp.
3.25% , 05/13/30 .................. USD 682 $ 656,830
2.60% , 07/15/32 .................. 1,035 935,095
5.35% , 03/15/34 .................. 775 799,697
5.88% , 04/01/35 .................. 401 425,082
4.88% , 03/15/42 .................. 595 551,429
5.45% , 06/09/44 .................. 550 528,994
4.20% , 05/13/50 .................. 536 422,847
Nexa Resources SA
(e)
6.75% , 04/09/34
(c)
................. 600 633,621
6.60% , 04/08/37 .................. 545 567,639
Nickel Industries Ltd., 9.00%, 09/30/30
(e)
.... 800 831,637
Northern Star Resources Ltd., 6.13%,
04/11/33
(d)
..................... 690 714,854
Novelis Corp.
(d)
4.75% , 01/30/30 .................. 1,625 1,557,260
6.88% , 01/30/30 .................. 755 773,820
3.88% , 08/15/31 .................. 795 722,073
6.38% , 08/15/33 .................. 440 441,760
Nucor Corp.
4.30% , 05/23/27 .................. 720 721,458
3.95% , 05/01/28 .................. 816 811,527
2.70% , 06/01/30 .................. 593 554,973
4.65% , 06/01/30 .................. 620 625,228
3.13% , 04/01/32 .................. 175 161,895
5.10% , 06/01/35 .................. 520 526,311
6.40% , 12/01/37 .................. 525 580,451
5.20% , 08/01/43 .................. 85 80,946
4.40% , 05/01/48 .................. 750 625,115
3.85% , 04/01/52 .................. 695 523,799
2.98% , 12/15/55 .................. 532 326,431
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
. 400 412,232
PLS Group Ltd., 6.88%, 05/01/31
(d)
....... 334 341,527
POSCO
(e)
4.50% , 08/04/27 .................. 800 799,217
5.75% , 01/17/28 .................. 700 712,650
4.50% , 01/16/31 .................. 200 197,893
5.88% , 01/17/33 .................. 200 210,188
5.00% , 01/16/36 .................. 400 390,779
POSCO Holdings, Inc.
(e)
5.13% , 05/07/30 .................. 400 404,468
5.75% , 05/07/35 .................. 400 412,414
Reliance, Inc., 2.15%, 08/15/30 ......... 350 315,075
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 635 706,807
6.13% , 12/15/33 .................. 766 822,299
5.75% , 06/01/35 .................. 507 531,837
Rio Tinto Finance USA Ltd.
7.13% , 07/15/28 .................. 985 1,043,972
5.20% , 11/02/40 .................. 966 946,196
2.75% , 11/02/51 .................. 1,485 899,564
Rio Tinto Finance USA plc
4.50% , 03/14/28 .................. 990 994,905
4.88% , 03/14/30 .................. 2,370 2,405,563
5.00% , 03/14/32 .................. 920 936,248
5.00% , 03/09/33 .................. 815 825,654
5.25% , 03/14/35 .................. 1,520 1,548,197
4.75% , 03/22/42 .................. 803 733,104
4.13% , 08/21/42 .................. 966 815,543
5.13% , 03/09/53 .................. 1,155 1,057,170
5.75% , 03/14/55 .................. 690 690,507
5.88% , 03/14/65 .................. 705 708,956
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (f)
.......... 4,301 4,291,868
Skeena Resources Ltd., 8.50%, 04/01/31
(d)
.. 392 410,368

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
103
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
South32 Treasury Ltd., 4.35%, 04/14/32
(d)
... USD 575 $ 552,784
Southern Copper Corp.
7.50% , 07/27/35 .................. 970 1,132,047
6.75% , 04/16/40 .................. 1,333 1,483,098
5.25% , 11/08/42 .................. 900 854,478
5.88% , 04/23/45 .................. 1,636 1,653,478
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 315 303,171
4.00% , 12/15/28 .................. 510 504,722
3.45% , 04/15/30 .................. 570 546,165
3.25% , 01/15/31 .................. 620 583,037
5.38% , 08/15/34 .................. 625 635,927
5.25% , 05/15/35 .................. 690 694,399
3.25% , 10/15/50 .................. 645 422,910
5.75% , 05/15/55 .................. 395 383,702
Stillwater Mining Co., 4.50%, 11/16/29
(e)
.... 600 571,982
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
... 495 457,229
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... 532 557,373
TMS International Corp., 6.25%, 04/15/29
(d)
.. 355 349,030
United States Steel Corp.
6.88% , 03/01/29 .................. 474 474,401
6.65% , 06/01/37 .................. 278 286,467
Usiminas International SARL, 7.50%,
01/27/32
(e)
..................... 400 413,488
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,751 1,676,906
6.13% , 06/12/33 .................. 1,693 1,786,106
8.25% , 01/17/34 .................. 50 59,037
6.88% , 11/21/36
(c)
................. 884 992,916
6.88% , 11/10/39 .................. 701 780,394
6.40% , 06/28/54 .................. 1,635 1,675,658
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(e) (g)
................... 800 804,730
Vale SA, 5.63%, 09/11/42 ............. 671 664,972
Vedanta Resources Finance II plc
(e)
10.88% , 09/17/29 ................. 1,200 1,274,688
9.48% , 07/24/30 .................. 600 628,966
11.25% , 12/03/31 ................. 525 576,462
9.13% , 10/15/32 .................. 400 416,060
9.85% , 04/24/33 .................. 600 639,534
Volcan Cia Minera SAA, 8.50%, 10/28/32
(e)
.. 800 822,897
Warrior Met Coal, Inc., 7.88%, 12/01/28
(c) (d)
.. 166 167,887
WE Soda Investments Holding plc
(e)
9.50% , 10/06/28 .................. 1,000 1,010,342
9.38% , 02/14/31 .................. 400 398,850
Windfall Mining Group, Inc., 5.85%, 05/13/32
(e)
800 829,028
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 535 475,303
199,184,688
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(d)
................ 580 579,879
Arabian Centres Sukuk IV Ltd., 8.88%,
12/04/30
(e)
..................... 600 609,889
Arbor Realty SR, Inc.
(c)(d)
8.50% , 12/15/28 .................. 385 381,445
7.88% , 07/15/30 .................. 480 452,858
Blackstone Mortgage Trust, Inc.
(d)
3.75% , 01/15/27
(c)
................. 380 374,562
7.75% , 12/01/29 .................. 455 482,850
EF Holdco, 7.38%, 09/30/30
(d)
.......... 120 119,212
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29
(d)
................. 950 929,951
5.50% , 08/01/30 .................. 180 181,801
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
7.00% , 07/15/31
(d)
................. USD 745 $ 772,698
Rithm Capital Corp.
(d)
8.00% , 04/01/29 .................. 775 778,466
8.00% , 07/15/30 .................. 470 470,328
Starwood Property Trust, Inc.
(d)
4.38% , 01/15/27 .................. 465 463,091
5.25% , 10/15/28 .................. 180 179,457
7.25% , 04/01/29 .................. 595 616,597
6.00% , 04/15/30 .................. 495 500,103
6.50% , 07/01/30 .................. 545 558,131
6.50% , 10/15/30 .................. 385 395,926
5.75% , 01/15/31 .................. 225 224,967
9,072,211
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
2.00% , 04/29/28
(e)
................. 800 761,423
4.38% , 01/24/29
(e)
................. 200 198,847
4.88% , 04/23/30
(e)
................. 1,000 1,005,437
4.38% , 10/09/31
(e)
................. 1,000 976,889
4.70% , 04/24/33
(e)
................. 800 782,282
6.50% , 10/27/36
(d)
................. 1,000 1,097,690
4.75% , 03/09/37
(e)
................. 870 827,566
4.00% , 10/03/49
(e)
................. 800 612,870
3.40% , 04/29/51
(e)
................. 800 546,071
Algonquin Power & Utilities Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 4.75%, 01/18/82
(g)
....
—
(l)
99
Ameren Corp.
1.75% , 03/15/28 .................. 300 285,622
5.00% , 01/15/29 .................. 835 846,828
3.50% , 01/15/31 .................. 848 805,437
5.38% , 03/15/35 .................. 435 441,089
5.00% , 05/15/36 .................. 375 366,616
Ameren Illinois Co.
3.80% , 05/15/28 .................. 165 163,525
1.55% , 11/15/30 .................. 410 359,864
3.85% , 09/01/32 .................. 465 443,056
4.95% , 06/01/33 .................. 430 432,170
4.15% , 03/15/46 .................. 685 550,917
3.70% , 12/01/47 .................. 642 477,788
4.50% , 03/15/49 .................. 535 443,964
3.25% , 03/15/50 .................. 429 287,619
2.90% , 06/15/51 .................. 433 266,612
5.90% , 12/01/52 .................. 426 429,686
5.55% , 07/01/54 .................. 690 662,008
5.63% , 03/01/55 .................. 700 680,162
Avista Corp.
4.35% , 06/01/48 .................. 660 529,882
4.00% , 04/01/52 .................. 670 494,977
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 920 903,134
3.70% , 07/15/30 .................. 1,200 1,164,971
1.65% , 05/15/31 .................. 827 717,286
6.13% , 04/01/36 .................. 1,605 1,720,334
5.95% , 05/15/37 .................. 608 644,197
5.15% , 11/15/43 .................. 798 747,245
4.50% , 02/01/45 .................. 950 810,611
3.80% , 07/15/48 .................. 735 540,770
4.45% , 01/15/49 .................. 875 712,156
4.25% , 10/15/50 .................. 891 696,813
2.85% , 05/15/51 .................. 1,553 936,766
4.60% , 05/01/53 .................. 994 817,284

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
104
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Black Hills Corp.
5.95% , 03/15/28 .................. USD 586 $ 600,177
3.05% , 10/15/29 .................. 597 566,801
2.50% , 06/15/30 .................. 527 483,309
4.55% , 01/31/31 .................. 660 654,147
4.35% , 05/01/33 .................. 465 442,039
6.15% , 05/15/34 .................. 380 400,817
6.00% , 01/15/35 .................. 425 440,883
4.20% , 09/15/46 .................. 644 502,291
3.88% , 10/15/49 .................. 566 410,963
CenterPoint Energy, Inc.
5.40% , 06/01/29 .................. 550 564,042
2.95% , 03/01/30 .................. 357 335,485
Centrica plc, 5.38%, 10/16/43
(d)
......... 410 372,684
CMS Energy Corp.
3.45% , 08/15/27 .................. 261 257,753
4.88% , 03/01/44 .................. 342 298,617
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75% ,
06/01/50
(g)
.................... 613 599,432
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75% ,
12/01/50
(g)
.................... 532 490,421
Consolidated Edison Co. of New York, Inc.
Series B , 3.13% , 11/15/27 ............ 545 536,628
3.80% , 05/15/28 .................. 545 540,156
Series D , 4.00% , 12/01/28 ........... 545 541,066
Series 20A , 3.35% , 04/01/30 .......... 655 628,828
2.40% , 06/15/31 .................. 838 757,325
5.20% , 03/01/33 .................. 465 476,474
5.50% , 03/15/34 .................. 550 571,454
5.38% , 05/15/34 .................. 435 447,170
Series 05-A , 5.30% , 03/01/35 ......... 310 315,410
5.13% , 03/15/35 .................. 105 105,660
Series 06-A , 5.85% , 03/15/36 ......... 666 701,491
Series 06-B , 6.20% , 06/15/36 ......... 510 547,646
Series 07-A , 6.30% , 08/15/37 ......... 200 216,803
Series 08-B , 6.75% , 04/01/38 ......... 587 662,580
Series 09-C , 5.50% , 12/01/39 ......... 475 477,695
5.70% , 06/15/40 .................. 393 399,492
Series 12-A , 4.20% , 03/15/42 ......... 443 372,722
3.95% , 03/01/43 .................. 935 754,058
4.45% , 03/15/44 .................. 838 714,568
4.50% , 12/01/45 .................. 691 581,986
3.85% , 06/15/46 .................. 763 586,257
Series 2017 , 3.88% , 06/15/47 ......... 619 471,923
Series E , 4.65% , 12/01/48 ............ 790 669,126
Series A , 4.13% , 05/15/49 ............ 620 485,270
Series 20B , 3.95% , 04/01/50 .......... 1,180 908,830
3.20% , 12/01/51 .................. 690 449,351
6.15% , 11/15/52 .................. 680 707,084
5.90% , 11/15/53 .................. 940 940,947
5.70% , 05/15/54 .................. 915 894,345
4.63% , 12/01/54 .................. 707 582,340
5.50% , 03/15/55 .................. 115 108,961
5.75% , 11/15/55 .................. 570 558,418
Series C , 4.30% , 12/01/56 ........... 615 475,880
Series C , 4.00% , 11/15/57 ............ 728 527,958
4.50% , 05/15/58 .................. 726 576,792
3.70% , 11/15/59 .................. 482 329,229
Series C , 3.00% , 12/01/60 ........... 532 309,163
3.60% , 06/15/61 .................. 683 456,341
Consumers Energy Co.
4.65% , 03/01/28 .................. 403 405,661
3.80% , 11/15/28 .................. 238 234,946
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.90% , 02/15/29 .................. USD 780 $ 790,933
4.60% , 05/30/29 .................. 638 642,001
4.70% , 01/15/30 .................. 290 292,264
4.50% , 01/15/31 .................. 655 653,705
3.60% , 08/15/32 .................. 240 226,571
4.63% , 05/15/33 .................. 670 662,473
5.05% , 05/15/35 .................. 800 802,554
5.13% , 05/01/36 .................. 450 449,942
3.95% , 05/15/43 .................. 191 154,694
3.25% , 08/15/46 .................. 990 697,555
3.95% , 07/15/47 .................. 375 291,783
4.05% , 05/15/48 .................. 800 625,741
4.35% , 04/15/49 .................. 550 448,216
3.75% , 02/15/50 .................. 635 467,633
3.10% , 08/15/50 .................. 1,043 681,294
3.50% , 08/01/51 .................. 644 455,827
2.65% , 08/15/52 .................. 357 214,460
4.20% , 09/01/52 .................. 480 377,877
Delmarva Power & Light Co., 4.15%, 05/15/45 585 472,447
Dominion Energy, Inc.
4.60% , 05/15/28 .................. 795 797,670
4.25% , 06/01/28 .................. 604 602,137
Series C , 3.38% , 04/01/30 ........... 1,809 1,728,874
5.00% , 06/15/30 .................. 830 842,033
Series C , 2.25% , 08/15/31 ........... 565 499,899
Series A , 4.35% , 08/15/32 ............ 415 402,491
5.38% , 11/15/32 .................. 845 864,076
Series E , 6.30% , 03/15/33 ............ 438 466,072
Series F , 5.25% , 08/01/33 ............ 165 166,611
5.45% , 03/15/35 .................. 685 691,218
Series B , 5.95% , 06/15/35 ............ 670 700,851
7.00% , 06/15/38 .................. 594 657,534
Series B , 3.30% , 04/15/41 ............ 630 468,553
Series C , 4.90% , 08/01/41 ........... 530 476,927
Series C , 4.05% , 09/15/42 ........... 511 405,231
4.70% , 12/01/44 .................. 270 229,946
Series A , 4.60% , 03/15/49 ............ 425 344,699
Series B , 4.85% , 08/15/52 ............ 470 394,089
DTE Energy Co.
4.95% , 07/01/27 .................. 800 805,042
4.88% , 06/01/28 .................. 1,025 1,033,181
5.10% , 03/01/29 .................. 1,135 1,153,182
Series C , 3.40% , 06/15/29 ........... 581 561,712
2.95% , 03/01/30 .................. 605 570,281
5.20% , 04/01/30 .................. 1,045 1,065,126
5.85% , 06/01/34 .................. 700 733,402
5.05% , 10/01/35 .................. 440 432,056
Engie SA
(d)
5.25% , 04/10/29 .................. 580 592,435
5.63% , 04/10/34 .................. 625 642,757
5.88% , 04/10/54 .................. 615 597,753
National Grid plc
5.60% , 06/12/28 .................. 315 321,950
5.81% , 06/12/33 .................. 580 605,048
5.42% , 01/11/34 .................. 805 821,525
New York State Electric & Gas Corp.
(d)
5.65% , 08/15/28 .................. 1,010 1,035,176
2.15% , 10/01/31 .................. 825 720,142
5.85% , 08/15/33 .................. 355 370,562
5.30% , 08/15/34 .................. 830 838,680
5.05% , 08/15/35 .................. 420 414,189
3.30% , 09/15/49 .................. 253 171,226
NiSource, Inc.
3.49% , 05/15/27 .................. 1,682 1,668,336
5.25% , 03/30/28 .................. 635 644,458

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
105
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.20% , 07/01/29 .................. USD 560 $ 570,997
2.95% , 09/01/29 .................. 1,530 1,455,317
3.60% , 05/01/30 .................. 1,280 1,235,040
1.70% , 02/15/31 .................. 885 771,144
5.40% , 06/30/33 .................. 290 297,273
5.35% , 04/01/34 .................. 505 514,841
5.35% , 07/15/35 .................. 1,005 1,013,974
5.95% , 06/15/41 .................. 426 434,240
5.25% , 02/15/43 .................. 500 465,679
4.80% , 02/15/44 .................. 860 751,474
5.65% , 02/01/45 .................. 595 574,259
4.38% , 05/15/47 .................. 1,072 868,750
3.95% , 03/30/48 .................. 843 635,495
5.00% , 06/15/52 .................. 655 565,454
5.85% , 04/01/55 .................. 1,255 1,219,807
NorthWestern Corp.
5.07% , 03/21/30
(d)
................. 170 172,590
4.18% , 11/15/44 .................. 595 484,070
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 310 316,526
5.88% , 10/15/28 .................. 730 752,309
5.20% , 04/01/29 .................. 865 880,318
4.90% , 03/15/30 .................. 370 373,632
1.60% , 08/15/30 .................. 715 630,327
2.45% , 11/15/31 .................. 300 266,618
6.13% , 10/15/33 .................. 555 588,747
5.45% , 04/01/34 .................. 580 590,959
5.40% , 03/15/35 .................. 435 438,866
Puget Energy, Inc.
2.38% , 06/15/28 .................. 730 697,554
4.10% , 06/15/30 .................. 619 600,632
4.22% , 03/15/32 .................. 610 582,466
5.73% , 03/15/35 .................. 340 342,078
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.96%), 7.00% ,
09/15/56
(d) (g)
................... 450 450,840
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.25% ,
09/15/56
(d) (g)
................... 450 451,025
Puget Sound Energy, Inc.
5.33% , 06/15/34 .................. 440 447,080
6.27% , 03/15/37 .................. 320 342,399
5.76% , 10/01/39 .................. 389 395,249
5.80% , 03/15/40 .................. 390 393,898
5.64% , 04/15/41 .................. 305 303,212
4.30% , 05/20/45 .................. 376 307,396
4.22% , 06/15/48 .................. 830 663,341
3.25% , 09/15/49 .................. 782 521,639
2.89% , 09/15/51 .................. 600 370,502
5.45% , 06/01/53 .................. 545 514,345
5.69% , 06/15/54 .................. 340 333,312
5.60% , 09/15/55 .................. 675 650,487
San Diego Gas & Electric Co.
4.95% , 08/15/28 .................. 995 1,008,186
Series VVV , 1.70% , 10/01/30 .......... 1,190 1,054,956
Series XXX , 3.00% , 03/15/32 .......... 655 596,947
5.40% , 04/15/35 .................. 905 920,170
Series DDDD , 5.20% , 03/15/36 ........ 395 393,843
6.00% , 06/01/39 .................. 365 380,667
4.50% , 08/15/40 .................. 487 438,521
Series RRR , 3.75% , 06/01/47 ......... 461 340,794
4.15% , 05/15/48 .................. 550 428,484
Series TTT , 4.10% , 06/15/49 .......... 522 400,989
3.32% , 04/15/50 .................. 380 253,732
2.95% , 08/15/51 .................. 1,050 656,712
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.70% , 03/15/52 .................. USD 265 $ 187,629
5.35% , 04/01/53 .................. 935 864,106
5.55% , 04/15/54 .................. 655 620,355
Series EEEE , 5.95% , 03/15/56 ......... 450 448,216
Sempra
3.25% , 06/15/27 .................. 1,293 1,275,484
3.40% , 02/01/28 .................. 1,252 1,228,360
3.70% , 04/01/29 .................. 705 688,923
5.50% , 08/01/33 .................. 615 633,283
5.25% , 03/15/36 .................. 810 799,810
3.80% , 02/01/38 .................. 958 809,620
6.00% , 10/15/39 .................. 891 909,760
4.00% , 02/01/48 .................. 913 679,485
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.63%), 6.40% ,
10/01/54
(g)
.................... 1,280 1,293,561
Southern Co. Gas Capital Corp.
Series A , 4.05% , 09/15/28 ............ 435 431,202
Series 20-A , 1.75% , 01/15/31 ......... 660 580,404
5.15% , 09/15/32 .................. 220 223,253
5.75% , 09/15/33 .................. 585 609,001
4.95% , 09/15/34 .................. 270 266,296
Series B , 5.10% , 09/15/35 ............ 705 696,909
5.88% , 03/15/41 .................. 434 442,978
4.40% , 06/01/43 .................. 660 551,847
3.95% , 10/01/46 .................. 600 456,141
4.40% , 05/30/47 .................. 362 294,221
Series 21A , 3.15% , 09/30/51 .......... 675 430,512
WEC Energy Group, Inc.
5.15% , 10/01/27 .................. 495 499,896
1.38% , 10/15/27 .................. 560 537,231
4.75% , 01/15/28 .................. 880 885,214
2.20% , 12/15/28 .................. 210 198,510
1.80% , 10/15/30 .................. 518 458,421
140,692,348
Office REITs — 0.1%
Boston Properties LP
6.75% , 12/01/27 .................. 1,165 1,202,623
4.50% , 12/01/28 .................. 1,063 1,060,213
3.40% , 06/21/29 .................. 970 932,055
2.90% , 03/15/30 .................. 766 713,741
3.25% , 01/30/31 .................. 1,105 1,022,340
2.55% , 04/01/32 .................. 1,052 912,620
2.45% , 10/01/33 .................. 1,325 1,080,880
6.50% , 01/15/34 .................. 320 337,466
5.75% , 01/15/35 .................. 1,010 1,014,871
Brandywine Operating Partnership LP
3.95% , 11/15/27 .................. 475 463,615
8.30% , 03/15/28 .................. 535 556,298
8.88% , 04/12/29 .................. 590 617,889
4.55% , 10/01/29 .................. 447 415,743
COPT Defense Properties LP
2.00% , 01/15/29 .................. 765 715,357
4.50% , 10/15/30 .................. 320 316,195
2.75% , 04/15/31 .................. 555 503,561
2.90% , 12/01/33 .................. 485 411,973
Cousins Properties LP
5.25% , 07/15/30 .................. 410 416,344
5.38% , 02/15/32 .................. 195 197,160
4.88% , 03/01/33 .................. 370 357,820
5.88% , 10/01/34 .................. 485 494,071
Highwoods Realty LP
4.13% , 03/15/28 .................. 332 327,420
4.20% , 04/15/29 .................. 390 380,585

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
106
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
3.05% , 02/15/30 .................. USD 465 $ 430,663
2.60% , 02/01/31 .................. 502 446,009
5.35% , 01/15/33 .................. 150 148,425
7.65% , 02/01/34 .................. 335 373,313
Hudson Pacific Properties LP
3.95% , 11/01/27 .................. 466 450,564
5.95% , 02/15/28 .................. 355 346,463
4.65% , 04/01/29
(c)
................. 504 451,351
3.25% , 01/15/30
(c)
................. 430 367,196
Kilroy Realty LP
4.75% , 12/15/28 .................. 430 426,477
4.25% , 08/15/29 .................. 502 486,019
3.05% , 02/15/30 .................. 615 565,026
2.50% , 11/15/32 .................. 875 720,382
2.65% , 11/15/33 .................. 765 614,025
5.88% , 10/15/35 .................. 235 228,338
6.25% , 01/15/36 .................. 380 380,210
Piedmont Operating Partnership LP
6.88% , 07/15/29 .................. 160 167,770
3.15% , 08/15/30 .................. 535 486,557
2.75% , 04/01/32 .................. 210 178,126
5.63% , 01/15/33 .................. 250 246,054
21,963,808
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%, 02/05/31
(e)
........ 600 632,050
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65% , 11/02/29 .................. 800 772,694
4.60% , 11/02/47 .................. 2,200 1,946,686
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 422 430,933
Adnoc Murban Rsc Ltd.
(e)
4.25% , 09/11/29 .................. 1,000 988,845
4.50% , 09/11/34 .................. 1,600 1,537,743
5.13% , 09/11/54 .................. 1,400 1,245,242
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35
(e)
. 1,400 1,381,701
Aethon United BR LP, 7.50%, 10/01/29
(d)
.... 1,096 1,144,391
AI Candelaria -spain- SA, 5.75%, 06/15/33
(e)
. 500 453,771
Aker BP ASA
(d)
5.60% , 06/13/28 .................. 520 529,362
3.75% , 01/15/30 .................. 852 820,140
4.00% , 01/15/31 .................. 1,045 1,004,077
3.10% , 07/15/31 .................. 733 670,232
6.00% , 06/13/33 .................. 765 796,544
5.13% , 10/01/34 .................. 655 639,889
5.25% , 10/30/35 .................. 750 732,610
5.80% , 10/01/54 .................. 755 694,398
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(d)
................ 415 433,322
Antero Midstream Partners LP
(d)
5.75% , 01/15/28 .................. 649 649,054
5.38% , 06/15/29 .................. 836 835,069
6.63% , 02/01/32 .................. 645 662,278
5.75% , 10/15/33 .................. 895 895,200
5.75% , 07/01/34 .................. 370 369,254
Antero Resources Corp.
5.38% , 03/01/30
(d)
................. 990 995,931
5.40% , 02/01/36 .................. 420 412,734
APA Corp.
4.25% , 01/15/30 .................. 510 503,695
6.10% , 02/15/35 .................. 370 383,100
6.00% , 01/15/37 .................. 60 60,923
5.10% , 09/01/40 .................. 320 290,683
5.35% , 07/01/49 .................. 468 399,194
6.75% , 02/15/55 .................. 670 685,626
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
APA Infrastructure Ltd.
(d)
5.13% , 09/16/34 .................. USD 1,255 $ 1,243,063
5.00% , 03/23/35
(c)
................. 215 210,505
5.75% , 09/16/44 .................. 180 176,519
Ascent Resources Utica Holdings LLC
(d)
9.00% , 11/01/27 .................. 315 361,128
5.88% , 06/30/29 .................. 515 515,769
6.63% , 10/15/32 .................. 590 605,784
6.63% , 07/15/33 .................. 275 282,632
Azule Energy Finance plc
(e)
8.13% , 01/23/30 .................. 1,200 1,237,021
8.25% , 01/22/31 .................. 800 824,727
8.63% , 01/22/33 .................. 600 620,403
Bapco Energies BSC Closed, 7.50%,
10/25/27
(c) (e)
.................... 700 704,938
Bapco Energies Sukuk Ltd.
(e)
5.25% , 04/08/29 .................. 600 581,695
6.63% , 05/25/33 .................. 600 604,075
6.25% , 01/29/35 .................. 1,000 977,154
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
..................... 305 312,622
Blue Racer Midstream LLC
(d)
7.00% , 07/15/29 .................. 590 610,433
7.25% , 07/15/32 .................. 525 548,888
Boardwalk Pipelines LP
4.45% , 07/15/27 .................. 705 704,094
4.80% , 05/03/29 .................. 599 600,876
3.40% , 02/15/31 .................. 670 626,361
3.60% , 09/01/32 .................. 300 277,080
5.63% , 08/01/34 .................. 675 692,433
5.38% , 02/15/36 .................. 525 519,649
BP Capital Markets America, Inc.
5.02% , 11/17/27 .................. 1,125 1,139,103
3.94% , 09/21/28 .................. 1,305 1,295,642
4.23% , 11/06/28 .................. 2,242 2,240,658
4.70% , 04/10/29 .................. 1,640 1,658,922
4.97% , 10/17/29 .................. 875 892,601
4.87% , 11/25/29 .................. 765 777,236
3.63% , 04/06/30 .................. 1,192 1,160,289
1.75% , 08/10/30 .................. 1,115 999,430
2.72% , 01/12/32 .................. 2,270 2,054,874
4.81% , 02/13/33 .................. 1,925 1,930,137
4.89% , 09/11/33 .................. 1,585 1,592,096
4.99% , 04/10/34 .................. 1,375 1,384,605
5.23% , 11/17/34 .................. 1,935 1,972,043
3.06% , 06/17/41 .................. 1,615 1,216,757
3.00% , 02/24/50 .................. 1,881 1,210,891
2.77% , 11/10/50 .................. 1,993 1,217,014
2.94% , 06/04/51 .................. 2,288 1,438,933
3.00% , 03/17/52 .................. 1,370 862,664
3.38% , 02/08/61 .................. 1,738 1,114,416
BP Capital Markets plc
3.28% , 09/19/27 .................. 1,518 1,500,538
3.72% , 11/28/28 .................. 1,032 1,017,725
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(d)
..................... 715 761,576
Buckeye Partners LP
3.95% , 12/01/26 .................. 610 605,629
4.13% , 12/01/27 .................. 605 596,937
4.50% , 03/01/28
(d)
................. 670 664,088
6.88% , 07/01/29
(d)
................. 715 738,362
6.75% , 02/01/30
(d)
................. 340 351,548
6.75% , 08/15/33 .................. 160 167,923
5.85% , 11/15/43 .................. 385 352,374
5.60% , 10/15/44 .................. 312 276,646

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
107
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Burlington Resources LLC
7.20% , 08/15/31 .................. USD 425 $ 475,026
5.95% , 10/15/36 .................. 355 377,584
California Resources Corp.
(d)
8.25% , 06/15/29 .................. 538 561,241
7.00% , 01/15/34 .................. 735 748,904
Calumet Specialty Products Partners LP
(d)
9.75% , 07/15/28 .................. 305 314,228
9.75% , 02/15/31 .................. 555 587,977
Cameron LNG LLC
(d)
2.90% , 07/15/31 .................. 998 914,211
3.30% , 01/15/35 .................. 1,291 1,125,816
3.40% , 01/15/38 .................. 960 839,337
3.70% , 01/15/39 .................. 1,170 989,910
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 1,210 1,203,543
5.00% , 12/15/29 .................. 945 958,777
2.95% , 07/15/30 .................. 657 617,319
7.20% , 01/15/32 .................. 435 484,750
6.45% , 06/30/33 .................. 450 486,626
5.40% , 12/15/34 .................. 135 136,957
5.85% , 02/01/35 .................. 211 219,705
6.50% , 02/15/37 .................. 595 638,309
6.25% , 03/15/38 .................. 1,015 1,074,209
6.75% , 02/01/39 .................. 509 554,460
4.95% , 06/01/47 .................. 980 856,130
Caturus Energy LLC
(d)
8.50% , 02/15/30 .................. 535 559,305
7.13% , 05/15/31 .................. 605 606,493
Cenovus Energy, Inc.
4.65% , 03/20/31 .................. 695 691,379
2.65% , 01/15/32 .................. 655 585,416
5.40% , 03/20/36 .................. 555 553,403
5.25% , 06/15/37 .................. 565 548,430
6.75% , 11/15/39 .................. 559 611,587
5.40% , 06/15/47 .................. 605 553,371
3.75% , 02/15/52 .................. 1,144 807,317
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 1,409 1,415,372
3.70% , 11/15/29 .................. 1,546 1,502,121
2.74% , 12/31/39 .................. 695 589,746
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 3,050 3,034,192
4.00% , 03/01/31 .................. 1,930 1,858,530
3.25% , 01/31/32 .................. 1,565 1,431,753
5.95% , 06/30/33 .................. 916 961,212
5.75% , 08/15/34 .................. 1,665 1,723,287
5.55% , 10/30/35 .................. 950 967,869
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 1,471 1,465,395
5.65% , 04/15/34 .................. 655 674,933
5.20% , 07/30/36
(d)
................. 480 474,597
6.00% , 07/30/56
(d)
................. 365 359,423
Chevron Corp.
2.00% , 05/11/27 .................. 1,302 1,276,525
2.24% , 05/11/30 .................. 1,761 1,627,390
3.08% , 05/11/50 .................. 1,180 789,286
Chevron USA, Inc.
1.02% , 08/12/27 .................. 940 905,372
3.95% , 08/13/27 .................. 450 449,901
3.85% , 01/15/28 .................. 854 851,602
4.48% , 02/26/28 .................. 1,055 1,061,763
4.05% , 08/13/28 .................. 680 679,256
3.25% , 10/15/29 .................. 923 894,363
4.69% , 04/15/30 .................. 960 972,082
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.30% , 10/15/30
(c)
................. USD 1,065 $ 1,066,518
4.82% , 04/15/32 .................. 705 717,555
4.50% , 10/15/32 .................. 1,100 1,102,171
4.98% , 04/15/35 .................. 880 890,565
4.85% , 10/15/35 .................. 960 960,600
6.00% , 03/01/41 .................. 370 398,853
5.25% , 11/15/43 .................. 500 493,444
2.34% , 08/12/50 .................. 913 522,213
Chord Energy Corp.
(d)
6.00% , 10/01/30 .................. 450 459,182
6.75% , 03/15/33 .................. 650 675,692
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(c) (d)
10 10,538
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(d)
400 431,592
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(d)
600 593,292
CNOOC Finance 2013 Ltd.
2.88% , 09/30/29 .................. 1,100 1,051,232
4.25% , 05/09/43 .................. 600 541,762
3.30% , 09/30/49 .................. 800 603,731
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 583,605
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 820 730,135
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 1,000 1,001,729
CNOOC Petroleum North America ULC
7.88% , 03/15/32 .................. 160 186,061
5.88% , 03/10/35 .................. 400 435,928
6.40% , 05/15/37 .................. 1,090 1,251,467
7.50% , 07/30/39 .................. 270 344,492
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,200 1,099,854
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(d)
..................... 200 219,640
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
440 425,858
CNX Resources Corp.
(d)
7.38% , 01/15/31 .................. 530 546,032
7.25% , 03/01/32 .................. 675 702,995
5.88% , 03/01/34 .................. 500 495,853
Colonial Enterprises, Inc.
(d)
3.25% , 05/15/30 .................. 631 591,559
5.63% , 11/15/35 .................. 310 310,083
Colonial Pipeline Co.
(d)
7.63% , 04/15/32 .................. 655 722,356
4.20% , 04/15/43 .................. 441 343,122
4.25% , 04/15/48 .................. 770 578,297
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 792 773,218
Columbia Pipelines Holding Co. LLC
(d)
6.04% , 08/15/28 .................. 900 928,353
5.10% , 10/01/31 .................. 275 277,254
5.00% , 11/17/32 .................. 65 64,563
5.68% , 01/15/34 .................. 405 413,608
Columbia Pipelines Operating Co. LLC
(d)
5.93% , 08/15/30 .................. 660 690,149
6.04% , 11/15/33 .................. 1,445 1,525,507
5.44% , 02/15/35 .................. 70 71,004
6.50% , 08/15/43 .................. 945 986,561
6.54% , 11/15/53 .................. 1,440 1,513,614
5.70% , 10/01/54 .................. 455 426,962
5.96% , 02/15/55 .................. 10 9,759
6.71% , 08/15/63 .................. 445 473,491
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 .................. 1,715 1,711,127
5.88% , 01/15/30 .................. 915 886,267
ConocoPhillips
5.90% , 10/15/32 .................. 475 510,701
5.90% , 05/15/38 .................. 590 624,795
6.50% , 02/01/39 .................. 1,115 1,234,785

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
108
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.88% , 10/01/47 .................. USD 523 $ 460,816
ConocoPhillips Co.
6.95% , 04/15/29 .................. 830 891,322
4.70% , 01/15/30 .................. 1,705 1,722,051
4.85% , 01/15/32 .................. 745 757,230
5.05% , 09/15/33 .................. 1,115 1,135,273
5.00% , 01/15/35 .................. 1,345 1,351,572
3.76% , 03/15/42 .................. 949 768,067
4.30% , 11/15/44 .................. 1,068 898,263
5.95% , 03/15/46 .................. 400 411,060
3.80% , 03/15/52 .................. 1,355 989,869
5.30% , 05/15/53 .................. 1,265 1,168,139
5.55% , 03/15/54 .................. 1,145 1,098,383
5.50% , 01/15/55 .................. 1,090 1,036,855
4.03% , 03/15/62 .................. 1,716 1,234,190
5.70% , 09/15/63 .................. 695 668,506
5.65% , 01/15/65 .................. 575 549,088
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30
(e)
................ 400 371,958
Continental Resources, Inc.
4.38% , 01/15/28 .................. 1,434 1,427,035
5.75% , 01/15/31
(d)
................. 1,625 1,660,733
2.88% , 04/01/32
(d)
................. 910 801,904
4.90% , 06/01/44 .................. 949 759,623
Conuma Resources Ltd., 13.13%, 05/01/28
(d)
. 232 225,630
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(d)
423 384,530
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 765 761,302
4.38% , 03/15/29 .................. 562 559,576
5.60% , 03/15/34 .................. 770 789,557
5.40% , 02/15/35 .................. 345 347,858
5.90% , 02/15/55 .................. 650 625,260
CQP Holdco LP
(d)
5.50% , 06/15/31 .................. 1,485 1,467,404
7.50% , 12/15/33 .................. 605 643,610
Crescent Energy Finance LLC
(d)
7.75% , 07/31/29 .................. 330 331,816
9.75% , 10/15/30 .................. 365 389,838
7.63% , 04/01/32 .................. 1,095 1,129,193
7.88% , 04/15/32 .................. 870 901,324
7.38% , 01/15/33 .................. 1,045 1,068,544
8.38% , 01/15/34 .................. 505 533,576
CVR Energy, Inc.
(d)
5.75% , 02/15/28 .................. 207 206,247
7.50% , 02/15/31 .................. 595 602,436
7.88% , 02/15/34 .................. 505 506,615
DBR Land Holdings LLC, 6.25%, 12/01/30
(d)
. 485 496,933
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 268 270,586
5.13% , 05/15/29 .................. 805 816,434
8.13% , 08/16/30 .................. 140 159,194
3.25% , 02/15/32 .................. 390 356,519
6.45% , 11/03/36
(d)
................. 309 326,365
6.75% , 09/15/37
(d)
................. 592 639,513
5.60% , 04/01/44 .................. 515 487,780
Delek Logistics Partners LP
(d)
7.13% , 06/01/28 .................. 430 430,436
8.63% , 03/15/29 .................. 1,155 1,204,594
7.38% , 06/30/33 .................. 450 464,396
Devon Energy Corp.
5.25% , 10/15/27 .................. 1,196 1,196,263
5.88% , 06/15/28 .................. 319 319,058
4.50% , 01/15/30 .................. 1,156 1,151,632
7.88% , 09/30/31 .................. 324 371,828
7.95% , 04/15/32 .................. 270 310,539
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.20% , 09/15/34
(c)
................. USD 1,310 $ 1,314,390
5.60% , 07/15/41 .................. 1,317 1,282,990
4.75% , 05/15/42 .................. 1,048 921,897
5.00% , 06/15/45 .................. 780 686,906
5.75% , 09/15/54
(c)
................. 925 872,045
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 1,124 1,086,452
5.15% , 01/30/30 .................. 940 961,351
3.13% , 03/24/31 .................. 888 829,687
6.25% , 03/15/33 .................. 1,165 1,247,988
5.40% , 04/18/34 .................. 1,425 1,454,602
5.55% , 04/01/35 .................. 1,110 1,139,406
6.25% , 03/15/53 .................. 825 841,658
5.75% , 04/18/54 .................. 1,165 1,115,427
5.90% , 04/18/64 .................. 990 954,214
DT Midstream, Inc.
(d)
4.13% , 06/15/29 .................. 1,570 1,537,071
4.38% , 06/15/31 .................. 1,000 966,203
4.30% , 04/15/32 .................. 605 578,604
5.80% , 12/15/34 .................. 435 447,036
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 650 675,922
5.65% , 10/15/54 .................. 765 720,535
6.20% , 01/15/55 .................. 350 355,216
Eastern Gas Transmission & Storage, Inc.
3.00% , 11/15/29 .................. 704 667,411
4.80% , 11/01/43 .................. 517 449,670
4.60% , 12/15/44 .................. 565 478,672
EIG Pearl Holdings SARL
(e)
3.55% , 08/31/36 .................. 1,164 1,064,100
4.39% , 11/30/46 .................. 1,265 1,035,101
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(d)
..................... 372 343,170
Enbridge Energy Partners LP
Series B , 7.50% , 04/15/38 ............ 432 499,722
5.50% , 09/15/40 .................. 725 708,078
7.38% , 10/15/45 .................. 690 790,269
Enbridge, Inc.
3.70% , 07/15/27 .................. 799 792,574
4.60% , 06/20/28 .................. 460 461,314
6.00% , 11/15/28 .................. 835 866,164
4.20% , 11/20/28 .................. 640 635,949
5.30% , 04/05/29 .................. 565 576,933
3.13% , 11/15/29 .................. 799 762,445
4.90% , 06/20/30 .................. 440 443,763
6.20% , 11/15/30 .................. 415 439,295
4.50% , 02/15/31 .................. 630 623,075
4.85% , 03/27/31 .................. 815 818,413
5.70% , 03/08/33 .................. 2,210 2,290,328
2.50% , 08/01/33 .................. 1,140 972,008
5.63% , 04/05/34 .................. 1,190 1,228,447
5.55% , 06/20/35 .................. 745 760,933
5.20% , 11/20/35 .................. 530 528,065
5.45% , 03/27/36 .................. 845 853,415
4.50% , 06/10/44 .................. 705 592,444
5.50% , 12/01/46 .................. 668 635,058
4.00% , 11/15/49 .................. 505 379,878
3.40% , 08/01/51 .................. 940 630,882
6.70% , 11/15/53 .................. 1,150 1,249,467
5.95% , 04/05/54 .................. 765 761,632
Energean Israel Finance Ltd.
(d)(e)
5.38% , 03/30/28 .................. 600 591,246
5.88% , 03/30/31 .................. 650 621,821
8.50% , 09/30/33 .................. 700 741,130

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
109
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.50% , 06/01/27 .................. USD 772 $ 779,007
4.00% , 10/01/27 .................. 719 714,883
5.55% , 02/15/28 .................. 1,210 1,231,408
4.95% , 05/15/28 .................. 762 768,441
4.95% , 06/15/28 .................. 1,184 1,195,012
6.10% , 12/01/28 .................. 715 741,602
6.00% , 02/01/29
(d)
................. 1,740 1,755,342
5.25% , 04/15/29 .................. 1,397 1,423,328
5.25% , 07/01/29 .................. 820 837,271
4.15% , 09/15/29 .................. 677 667,305
5.20% , 04/01/30 .................. 115 117,525
3.75% , 05/15/30 .................. 1,668 1,613,223
6.40% , 12/01/30 .................. 1,195 1,276,049
4.55% , 01/15/31 .................. 200 198,290
7.38% , 02/01/31
(d)
................. 1,003 1,039,918
5.75% , 02/15/33 .................. 1,474 1,533,824
6.55% , 12/01/33 .................. 1,385 1,500,454
5.55% , 05/15/34 .................. 1,360 1,387,193
5.60% , 09/01/34 .................. 1,315 1,341,640
4.90% , 03/15/35 .................. 755 734,113
5.70% , 04/01/35 .................. 850 871,143
5.35% , 01/15/36 .................. 1,260 1,252,317
6.63% , 10/15/36 .................. 502 542,000
5.80% , 06/15/38 .................. 622 632,671
7.50% , 07/01/38 .................. 590 679,712
6.05% , 06/01/41 .................. 565 569,913
6.50% , 02/01/42 .................. 850 886,244
6.10% , 02/15/42 .................. 404 400,066
4.95% , 01/15/43 .................. 494 432,388
5.15% , 02/01/43 .................. 360 321,210
5.95% , 10/01/43 .................. 355 345,144
5.30% , 04/01/44 .................. 860 772,978
5.00% , 05/15/44 .................. 597 519,365
5.15% , 03/15/45 .................. 988 865,665
5.35% , 05/15/45 .................. 824 738,485
6.13% , 12/15/45 .................. 1,047 1,023,559
5.30% , 04/15/47 .................. 918 809,631
5.40% , 10/01/47 .................. 1,478 1,319,061
6.00% , 06/15/48 .................. 1,015 973,530
6.25% , 04/15/49 .................. 1,669 1,641,686
5.00% , 05/15/50 .................. 2,036 1,697,486
5.95% , 05/15/54 .................. 1,605 1,513,413
6.05% , 09/01/54 .................. 985 940,404
6.20% , 04/01/55 .................. 1,110 1,079,200
6.30% , 01/15/56 .................. 285 280,899
Eni SpA
(d)
Series X-R , 4.75% , 09/12/28 .......... 1,080 1,086,611
4.25% , 05/09/29 .................. 1,195 1,187,546
5.50% , 05/15/34 .................. 1,015 1,038,294
5.75% , 05/19/35 .................. 925 958,212
5.70% , 10/01/40 .................. 400 394,793
5.95% , 05/15/54 .................. 725 723,617
Eni USA, Inc., 7.30%, 11/15/27 ......... 513 534,781
EnQuest plc, 11.63%, 11/01/27
(d)
........ 460 473,369
Enterprise Products Operating LLC
4.30% , 06/20/28 .................. 1,070 1,070,396
4.15% , 10/16/28 .................. 1,359 1,357,025
3.13% , 07/31/29 .................. 1,150 1,109,137
2.80% , 01/31/30 .................. 1,380 1,303,982
4.60% , 01/15/31 .................. 1,510 1,512,406
5.35% , 01/31/33 .................. 1,070 1,103,887
Series D , 6.88% , 03/01/33 ........... 660 738,062
4.85% , 01/31/34 .................. 795 794,008
Series H , 6.65% , 10/15/34 ........... 492 545,640
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.95% , 02/15/35 .................. USD 1,105 $ 1,103,834
5.20% , 01/15/36 .................. 1,645 1,660,436
7.55% , 04/15/38 .................. 442 525,207
6.13% , 10/15/39 .................. 650 694,429
6.45% , 09/01/40 .................. 757 834,062
5.95% , 02/01/41 .................. 730 764,121
5.70% , 02/15/42 .................. 526 529,212
4.85% , 08/15/42 .................. 827 756,422
4.45% , 02/15/43 .................. 1,220 1,061,712
4.85% , 03/15/44 .................. 1,490 1,353,365
5.10% , 02/15/45 .................. 1,225 1,136,529
4.90% , 05/15/46 .................. 1,005 898,154
4.25% , 02/15/48 .................. 1,326 1,074,457
4.80% , 02/01/49 .................. 1,272 1,108,777
4.20% , 01/31/50 .................. 1,219 972,318
3.70% , 01/31/51 .................. 1,084 787,450
3.20% , 02/15/52 .................. 1,118 731,631
3.30% , 02/15/53 .................. 1,095 724,650
4.95% , 10/15/54 .................. 452 397,066
5.55% , 02/16/55 .................. 1,155 1,109,231
3.95% , 01/31/60 .................. 902 652,895
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(g)
............... 627 625,186
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78
(g)
.................... 365 363,845
EOG Resources, Inc.
4.40% , 07/15/28 .................. 890 892,175
4.38% , 04/15/30 .................. 1,019 1,015,776
4.40% , 01/15/31 .................. 380 377,231
5.00% , 07/15/32 .................. 1,145 1,160,467
3.90% , 04/01/35 .................. 653 602,475
5.35% , 01/15/36 .................. 1,270 1,288,120
4.95% , 04/15/50 .................. 1,152 1,020,441
5.65% , 12/01/54 .................. 690 669,264
5.95% , 07/15/55 .................. 775 783,772
EQT Corp.
3.90% , 10/01/27 .................. 434 429,479
5.70% , 04/01/28 .................. 598 609,527
5.00% , 01/15/29 .................. 320 322,637
7.00% , 02/01/30 .................. 765 817,548
7.50% , 06/01/30 .................. 700 760,060
4.75% , 01/15/31 .................. 669 665,681
3.63% , 05/15/31
(d)
................. 615 578,630
5.75% , 02/01/34 .................. 780 806,779
Excelerate Energy LP, 8.00%, 05/15/30
(d)
... 455 482,395
Expand Energy Corp.
5.38% , 02/01/29 .................. 1,345 1,345,340
5.38% , 03/15/30 .................. 2,910 2,939,259
4.75% , 02/01/32 .................. 1,475 1,446,041
5.70% , 01/15/35 .................. 615 626,544
Exxon Mobil Corp.
2.44% , 08/16/29 .................. 1,690 1,605,563
3.48% , 03/19/30 .................. 2,188 2,128,214
2.61% , 10/15/30 .................. 2,212 2,067,626
3.00% , 08/16/39 .................. 940 748,135
4.23% , 03/19/40 .................. 2,088 1,887,222
3.57% , 03/06/45 .................. 1,285 994,332
4.11% , 03/01/46 .................. 2,464 2,039,008
3.10% , 08/16/49 .................. 1,486 1,004,304
4.33% , 03/19/50 .................. 2,615 2,174,012
3.45% , 04/15/51 .................. 2,731 1,943,499
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38
(e)
..................... 322 326,947
Flex Intermediate Holdco LLC
(d)
3.36% , 06/30/31 .................. 977 895,182

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
110
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.32% , 12/30/39 .................. USD 675 $ 568,946
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(d)
. 530 497,896
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(d)
. 85 84,178
Florida Gas Transmission Co. LLC
(d)
2.55% , 07/01/30 .................. 735 677,066
2.30% , 10/01/31 .................. 915 804,843
5.75% , 07/15/35 .................. 370 380,539
FS Luxembourg SARL
(e)
8.63% , 06/25/33 .................. 600 583,979
8.13% , 02/11/36 .................. 400 371,792
Galaxy Pipeline Assets Bidco Ltd.
(e)
2.16% , 03/31/34 .................. 1,188 1,063,405
2.63% , 03/31/36 .................. 1,800 1,560,076
2.94% , 09/30/40 .................. 1,698 1,401,479
3.25% , 09/30/40 .................. 1,300 1,021,268
Genesis Energy LP
8.25% , 01/15/29 .................. 700 726,755
8.88% , 04/15/30 .................. 495 518,670
7.88% , 05/15/32 .................. 770 806,158
8.00% , 05/15/33 .................. 600 630,983
6.75% , 03/15/34
(d)
................. 750 756,313
Global Partners LP
6.88% , 01/15/29 .................. 400 403,532
8.25% , 01/15/32
(d)
................. 485 508,241
7.13% , 07/01/33
(d)
................. 225 230,514
GNL Quintero SA, 4.63%, 07/31/29
(e)
...... 494 495,227
Golar LNG Ltd., 7.50%, 10/02/30
(e)
....... 600 614,418
Gran Tierra Energy, Inc., 9.75%, 04/15/31
(e)
.. 637 581,602
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(d)
.. 456 447,464
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 760 726,407
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(e)
..................... 985 992,861
Greensaif Pipelines Bidco SARL
(e)
5.85% , 02/23/36 .................. 1,200 1,226,473
6.13% , 02/23/38 .................. 1,900 1,966,226
6.51% , 02/23/42 .................. 2,200 2,335,217
6.10% , 08/23/42 .................. 800 816,943
GS Caltex Corp.
(e)
5.38% , 08/07/28 .................. 400 406,839
4.25% , 10/28/30 .................. 200 196,597
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
..................... 660 677,814
Gulfstream Natural Gas System LLC, 5.60%,
07/23/35
(d)
..................... 510 519,252
Hanwha Energy USA Holdings Corp., 4.38%,
07/02/28
(e)
..................... 400 399,750
Hanwha Q Cells Americas Holdings Corp.,
5.00%, 07/27/28
(e)
................ 400 404,673
Harbour Energy plc, 6.33%, 04/01/35
(d)
..... 300 308,150
Harvest Midstream I LP
(d)
7.50% , 09/01/28 .................. 794 800,213
7.50% , 05/15/32 .................. 525 546,312
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(e)
400 409,275
Hess Corp.
7.88% , 10/01/29 .................. 589 653,312
7.30% , 08/15/31 .................. 825 929,843
7.13% , 03/15/33 .................. 700 794,744
6.00% , 01/15/40 .................. 892 943,948
5.60% , 02/15/41 .................. 1,407 1,431,937
5.80% , 04/01/47 .................. 786 794,411
Hess Midstream Operations LP
(d)
5.88% , 03/01/28 .................. 360 363,885
5.13% , 06/15/28 .................. 625 622,672
6.50% , 06/01/29 .................. 637 652,555
4.25% , 02/15/30 .................. 861 835,335
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50% , 10/15/30 .................. USD 470 $ 470,476
HF Sinclair Corp.
5.00% , 02/01/28 .................. 630 628,931
4.50% , 10/01/30 .................. 495 485,472
5.75% , 01/15/31 .................. 540 553,061
5.50% , 09/01/32 .................. 345 348,975
6.25% , 01/15/35 .................. 590 611,552
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 .................. 640 643,126
5.75% , 02/01/29 .................. 600 599,813
6.00% , 04/15/30 .................. 530 527,999
6.00% , 02/01/31 .................. 508 502,458
6.25% , 04/15/32 .................. 510 506,771
8.38% , 11/01/33 .................. 595 637,421
6.88% , 05/15/34 .................. 500 502,471
7.25% , 02/15/35 .................. 856 872,393
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(e)
..................... 400 396,823
Howard Midstream Energy Partners LLC
(d)
7.38% , 07/15/32 .................. 680 708,797
6.63% , 01/15/34 .................. 515 523,446
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
7.75%, 11/05/38
(c) (e)
............... 600 643,552
Infinity Natural Resources LLC, 7.63%,
04/01/31
(d)
..................... 545 554,530
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
825 860,097
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... 1,230 1,212,233
KazMunayGas National Co. JSC
(e)
5.38% , 04/24/30 .................. 1,200 1,221,349
3.50% , 04/14/33 .................. 1,000 911,613
5.75% , 04/19/47 .................. 1,000 954,921
6.38% , 10/24/48 .................. 1,100 1,110,911
Kinder Morgan Energy Partners LP
7.40% , 03/15/31 .................. 409 456,856
7.75% , 03/15/32 .................. 253 288,756
7.30% , 08/15/33 .................. 635 718,292
5.80% , 03/15/35 .................. 667 691,269
6.50% , 02/01/37 .................. 425 461,214
6.95% , 01/15/38 .................. 1,187 1,326,956
6.50% , 09/01/39 .................. 595 639,862
6.55% , 09/15/40 .................. 372 399,838
7.50% , 11/15/40 .................. 419 486,911
6.38% , 03/01/41 .................. 598 631,034
5.63% , 09/01/41 .................. 465 455,266
5.00% , 08/15/42 .................. 700 632,225
4.70% , 11/01/42 .................. 675 588,736
5.00% , 03/01/43 .................. 740 665,320
5.50% , 03/01/44 .................. 874 827,220
5.40% , 09/01/44 .................. 640 597,247
Kinder Morgan, Inc.
4.30% , 03/01/28 .................. 1,660 1,660,098
5.00% , 02/01/29 .................. 955 969,384
5.10% , 08/01/29 .................. 975 992,616
5.15% , 06/01/30 .................. 445 454,838
2.00% , 02/15/31 .................. 890 788,753
7.80% , 08/01/31 .................. 653 745,620
7.75% , 01/15/32 .................. 908 1,039,494
4.80% , 02/01/33 .................. 970 962,270
5.20% , 06/01/33 .................. 1,430 1,454,242
5.40% , 02/01/34 .................. 1,020 1,043,575
5.30% , 12/01/34 .................. 1,137 1,147,692
5.85% , 06/01/35 .................. 165 172,875
5.55% , 06/01/45 .................. 1,755 1,673,550
5.05% , 02/15/46 .................. 871 776,751
5.20% , 03/01/48 .................. 758 683,513

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
111
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.25% , 08/01/50 .................. USD 483 $ 314,463
3.60% , 02/15/51 .................. 945 653,554
5.45% , 08/01/52 .................. 770 709,244
5.95% , 08/01/54 .................. 760 748,349
Kinetik Holdings LP
(d)
6.63% , 12/15/28 .................. 1,120 1,142,649
5.88% , 06/15/30 .................. 985 988,227
Kosmos Energy Ltd., 8.75%, 10/01/31
(e)
.... 400 369,123
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(d)
..................... 495 504,179
Leviathan Bond Ltd.
(d)(e)
6.50% , 06/30/27 .................. 600 602,349
6.75% , 06/30/30 .................. 600 617,449
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
..................... 455 470,776
Marathon Petroleum Corp.
3.80% , 04/01/28 .................. 880 869,674
5.15% , 03/01/30 .................. 710 725,026
5.70% , 03/01/35 .................. 800 821,396
6.50% , 03/01/41 .................. 1,120 1,199,065
4.75% , 09/15/44 .................. 726 622,012
4.50% , 04/01/48 .................. 997 789,406
5.00% , 09/15/54
(c)
................. 515 431,572
Martin Midstream Partners LP, 11.50%,
02/15/28
(d)
..................... 435 448,104
Matador Resources Co.
(d)
6.50% , 04/15/32 .................. 1,005 1,024,977
6.25% , 04/15/33 .................. 735 747,276
6.00% , 04/15/34 .................. 540 541,803
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(e)
..................... 1,631 1,525,374
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(e)
..................... 400 417,314
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(d)
..................... 977 971,472
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(d)
..................... 765 774,683
Motiva Enterprises LLC, 6.85%, 01/15/40
(d)
.. 1,040 1,124,997
MPLX LP
4.25% , 12/01/27 .................. 542 540,576
4.00% , 03/15/28 .................. 1,644 1,631,250
4.80% , 02/15/29 .................. 697 702,069
2.65% , 08/15/30 .................. 1,633 1,506,877
4.80% , 02/15/31 .................. 845 846,937
4.95% , 09/01/32 .................. 1,055 1,054,997
5.00% , 01/15/33 .................. 995 990,059
5.00% , 03/01/33 .................. 800 795,842
5.50% , 06/01/34 .................. 1,985 2,010,915
5.40% , 04/01/35 .................. 820 819,566
5.40% , 09/15/35 .................. 1,495 1,491,736
5.30% , 04/01/36 .................. 600 589,911
4.50% , 04/15/38 .................. 1,709 1,540,818
5.20% , 03/01/47 .................. 1,055 930,307
5.20% , 12/01/47 .................. 415 365,507
4.70% , 04/15/48 .................. 1,659 1,356,728
5.50% , 02/15/49 .................. 1,536 1,394,828
4.95% , 03/14/52 .................. 1,147 953,577
5.65% , 03/01/53 .................. 745 682,192
5.95% , 04/01/55 .................. 1,185 1,129,377
6.20% , 09/15/55 .................. 870 857,408
6.10% , 04/01/56 .................. 560 544,111
4.90% , 04/15/58 .................. 410 332,865
Murphy Oil Corp.
(i)
6.00% , 10/01/32
(c)
................. 674 678,209
6.50% , 02/15/34 .................. 475 478,594
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 12/01/42 .................. USD 342 $ 296,952
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(e) (f)
............ 467 359,194
New Fortress Energy, Inc., 8.75%, 03/15/29
(d) (k)
230 41,061
NFE Financing LLC, 12.00%, 11/15/29
(d) (k)
... 2,642 1,198,168
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 .................. 905 938,709
8.38% , 02/15/32 .................. 1,285 1,348,673
NGPL PipeCo LLC
(d)
4.88% , 08/15/27 .................. 673 673,866
3.25% , 07/15/31 .................. 634 581,773
7.77% , 12/15/37 .................. 642 742,573
Northern Natural Gas Co.
(d)
4.30% , 01/15/49 .................. 960 753,499
3.40% , 10/16/51 .................. 844 561,587
5.63% , 02/01/54 .................. 645 611,777
Northern Oil & Gas, Inc.
(d)
8.75% , 06/15/31 .................. 505 527,370
7.88% , 10/15/33 .................. 680 704,581
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
..................... 630 645,973
NuStar Logistics LP
5.63% , 04/28/27 .................. 560 561,683
6.38% , 10/01/30 .................. 605 628,811
Occidental Petroleum Corp.
8.88% , 07/15/30 .................. 1,131 1,287,777
6.63% , 09/01/30 .................. 1,022 1,091,217
7.50% , 05/01/31 .................. 923 1,027,704
7.88% , 09/15/31 .................. 560 636,499
5.38% , 01/01/32 .................. 850 869,642
5.55% , 10/01/34
(c)
................. 1,275 1,297,844
6.45% , 09/15/36 .................. 1,640 1,762,854
7.95% , 06/15/39 .................. 318 375,536
6.20% , 03/15/40 .................. 870 899,090
6.60% , 03/15/46 .................. 1,150 1,200,344
4.40% , 04/15/46 .................. 631 502,291
4.20% , 03/15/48 .................. 438 331,703
6.05% , 10/01/54 .................. 745 724,961
ONEOK Partners LP
6.65% , 10/01/36 .................. 690 747,774
6.85% , 10/15/37 .................. 680 741,367
6.13% , 02/01/41 .................. 685 699,057
6.20% , 09/15/43 .................. 668 667,114
ONEOK, Inc.
4.00% , 07/13/27 .................. 430 427,584
4.25% , 09/24/27 .................. 1,030 1,027,074
5.63% , 01/15/28
(d)
................. 895 905,792
4.55% , 07/15/28 .................. 973 973,166
5.65% , 11/01/28 .................. 932 955,764
4.35% , 03/15/29 .................. 907 901,411
5.38% , 06/01/29 .................. 500 509,747
3.40% , 09/01/29 .................. 778 748,711
4.40% , 10/15/29 .................. 760 755,223
3.10% , 03/15/30 .................. 840 793,212
3.25% , 06/01/30 .................. 425 402,520
6.50% , 09/01/30
(d)
................. 1,260 1,330,910
5.80% , 11/01/30 .................. 120 124,639
6.35% , 01/15/31 .................. 760 807,149
4.75% , 10/15/31 .................. 1,110 1,103,397
4.95% , 10/15/32 .................. 640 635,240
6.10% , 11/15/32 .................. 950 1,002,776
6.05% , 09/01/33 .................. 1,325 1,392,827
5.65% , 09/01/34 .................. 295 301,676
5.05% , 11/01/34 .................. 1,705 1,669,683
6.00% , 06/15/35 .................. 488 509,818

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
112
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40% , 10/15/35 .................. USD 705 $ 704,514
5.15% , 10/15/43 .................. 625 552,442
5.60% , 04/01/44 .................. 436 402,810
5.05% , 04/01/45 .................. 515 442,909
4.25% , 09/15/46 .................. 750 575,539
5.45% , 06/01/47 .................. 435 393,151
4.95% , 07/13/47 .................. 683 582,690
4.20% , 10/03/47 .................. 650 489,060
5.20% , 07/15/48 .................. 803 704,706
4.85% , 02/01/49 .................. 449 369,740
4.45% , 09/01/49 .................. 615 486,455
3.95% , 03/01/50 .................. 895 634,156
7.15% , 01/15/51 .................. 426 463,373
6.63% , 09/01/53 .................. 1,050 1,080,896
5.70% , 11/01/54 .................. 1,430 1,303,596
6.25% , 10/15/55 .................. 1,295 1,274,346
5.85% , 11/01/64 .................. 755 693,710
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 801,807
ORLEN SA, 6.00%, 01/30/35
(e)
.......... 1,600 1,664,602
Ovintiv, Inc.
8.13% , 09/15/30 .................. 375 421,506
7.20% , 11/01/31 .................. 425 468,232
7.38% , 11/01/31 .................. 606 673,394
6.25% , 07/15/33 .................. 580 614,169
6.50% , 08/15/34 .................. 726 777,640
6.63% , 08/15/37 .................. 458 487,856
6.50% , 02/01/38 .................. 561 589,490
7.10% , 07/15/53 .................. 330 359,688
PBF Holding Co. LLC
6.00% , 02/15/28 .................. 780 779,658
9.88% , 03/15/30
(d)
................. 680 730,440
7.88% , 09/15/30
(d)
................. 550 563,340
Permian Resources Operating LLC
(d)
5.88% , 07/01/29 .................. 694 694,614
9.88% , 07/15/31 .................. 312 330,046
7.00% , 01/15/32 .................. 1,195 1,243,064
6.25% , 02/01/33 .................. 1,075 1,099,786
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(e)
. 1,000 1,009,285
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 667 647,226
Petrobras Global Finance BV
6.00% , 01/27/28 .................. 1,045 1,062,661
5.13% , 09/10/30 .................. 900 891,056
5.60% , 01/03/31
(c)
................. 1,000 1,013,910
6.50% , 07/03/33 .................. 960 997,887
6.00% , 01/13/35
(c)
................. 1,015 1,029,528
6.25% , 01/10/36 .................. 1,100 1,098,245
6.88% , 01/20/40
(c)
................. 738 751,632
6.75% , 01/27/41 .................. 700 697,887
7.25% , 03/17/44 .................. 850 884,412
5.50% , 06/10/51 .................. 700 575,059
6.85% , 06/05/2115 ................ 1,400 1,328,517
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 600 575,497
Phillips 66
3.90% , 03/15/28 .................. 1,021 1,011,252
2.15% , 12/15/30 .................. 732 657,405
4.65% , 11/15/34 .................. 1,060 1,029,773
5.88% , 05/01/42 .................. 1,089 1,092,149
4.88% , 11/15/44 .................. 1,880 1,647,842
3.30% , 03/15/52 .................. 1,155 746,927
Phillips 66 Co.
4.95% , 12/01/27 .................. 615 620,152
3.75% , 03/01/28 .................. 592 585,021
3.15% , 12/15/29 .................. 749 714,362
5.25% , 06/15/31 .................. 1,415 1,447,409
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30% , 06/30/33 .................. USD 975 $ 993,453
4.95% , 03/15/35 .................. 630 623,904
4.68% , 02/15/45 .................. 733 621,867
4.90% , 10/01/46 .................. 800 694,819
5.65% , 06/15/54 .................. 665 622,395
5.50% , 03/15/55 .................. 415 381,107
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 1,225 1,106,511
2.15% , 01/15/31 .................. 694 626,906
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 1,099 1,064,050
3.80% , 09/15/30 .................. 706 680,116
4.70% , 01/15/31 .................. 680 678,404
5.70% , 09/15/34 .................. 845 864,732
5.95% , 06/15/35 .................. 875 902,425
5.60% , 01/15/36 .................. 1,050 1,052,149
6.65% , 01/15/37 .................. 360 388,133
5.15% , 06/01/42 .................. 724 651,561
4.30% , 01/31/43 .................. 265 215,399
4.70% , 06/15/44 .................. 775 655,801
4.90% , 02/15/45 .................. 725 628,197
Pluspetrol Camisea SA, 6.24%, 07/03/36
(e)
.. 600 626,610
Pluspetrol SA
(e)
8.13% , 05/18/31 .................. 600 620,757
8.50% , 05/30/32
(c)
................. 600 625,946
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 415 433,815
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(c) (e)
.................... 600 598,757
PTT Treasury Center Co. Ltd.
(e)
4.50% , 10/25/42 .................. 200 174,172
3.70% , 07/16/70 .................. 800 540,235
PTTEP Treasury Center Co. Ltd.
2.59% , 06/10/27
(e)
................. 660 645,879
2.99% , 01/15/30
(e)
................. 200 188,989
6.35% , 06/12/42
(d)
................. 400 428,285
3.90% , 12/06/59
(e)
................. 600 442,422
Puma International Financing SA, 7.75%,
04/25/29
(d)
..................... 600 616,743
QazaqGaz NC JSC, 4.38%, 09/26/27
(e)
..... 800 798,255
Raizen Fuels Finance SA
(a)(e)(k)
6.45% , 03/05/34 .................. 1,000 544,394
5.70% , 01/17/35
(c)
................. 1,000 544,104
6.25% , 02/25/37 .................. 600 328,500
6.70% , 02/25/37 .................. 985 535,418
6.95% , 03/05/54 .................. 1,200 642,566
Range Resources Corp., 4.75%, 02/15/30
(d)
.. 575 564,415
Reliance Industries Ltd.
(e)
3.67% , 11/30/27
(c)
................. 850 838,364
2.88% , 01/12/32 .................. 1,390 1,255,667
6.25% , 10/19/40 .................. 250 270,300
4.88% , 02/10/45 .................. 1,000 905,191
3.63% , 01/12/52 .................. 1,750 1,240,270
3.75% , 01/12/62 .................. 750 517,429
Repsol E&P Capital Markets US LLC
(d)
4.81% , 09/16/28 .................. 275 275,903
5.20% , 09/16/30 .................. 520 526,367
5.98% , 09/16/35 .................. 700 713,844
Rockies Express Pipeline LLC
(d)
4.95% , 07/15/29 .................. 625 617,539
4.80% , 05/15/30 .................. 455 443,459
6.75% , 03/15/33 .................. 290 302,336
7.50% , 07/15/38 .................. 217 228,528
6.88% , 04/15/40 .................. 500 505,000
SA Global Sukuk Ltd.
(e)
4.25% , 10/02/29 .................. 1,800 1,771,307

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
113
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.13% , 09/17/30 .................. USD 1,400 $ 1,359,396
2.69% , 06/17/31 .................. 3,200 2,877,711
4.75% , 10/02/34 .................. 1,600 1,552,555
4.63% , 09/17/35 .................. 1,600 1,528,052
Sabal Trail Transmission LLC
(d)
4.25% , 05/01/28 .................. 638 632,149
4.68% , 05/01/38 .................. 830 769,140
4.83% , 05/01/48 .................. 582 490,805
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 .................. 1,583 1,575,879
4.50% , 05/15/30 .................. 1,415 1,413,150
5.90% , 09/15/37 .................. 529 552,818
Santos Finance Ltd.
5.25% , 03/13/29
(e)
................. 600 605,817
3.65% , 04/29/31
(d)
................. 1,225 1,150,076
6.88% , 09/19/33
(d)
................. 825 899,081
5.75% , 11/13/35
(d)
................. 1,140 1,149,433
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c) (d)
.. 677 709,707
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(d)
..................... 540 477,569
SEPLAT Energy plc, 9.13%, 03/21/30
(e)
.... 600 638,634
Shell Finance US, Inc.
3.88% , 11/13/28
(d)
................. 1,700 1,687,647
2.38% , 11/07/29 .................. 1,492 1,400,323
2.75% , 04/06/30 .................. 1,938 1,826,140
4.13% , 11/06/30 .................. 690 681,963
4.13% , 05/11/35 .................. 1,442 1,367,767
4.75% , 01/06/36 .................. 655 643,134
6.38% , 12/15/38
(d)
................. 2,703 2,970,928
5.50% , 03/25/40
(d)
................. 1,118 1,131,730
5.13% , 10/15/41
(d)
................. 1,077 1,034,327
4.55% , 08/12/43 .................. 1,136 1,001,022
4.38% , 05/11/45 .................. 2,419 2,047,153
4.00% , 05/10/46 .................. 1,741 1,385,110
3.75% , 09/12/46 .................. 1,214 928,278
3.13% , 11/07/49
(d)
................. 1,362 901,624
3.25% , 04/06/50 .................. 2,163 1,475,487
3.00% , 11/26/51
(d)
................. 1,150 735,138
SierraCol Energy Andina LLC, 9.00%,
11/14/30
(e)
..................... 800 810,870
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 650 581,399
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,200 1,233,725
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 1,200 1,049,514
Sinopec Group Overseas Development 2016
Ltd., 4.25%, 05/03/46
(e)
............. 600 532,505
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.25% , 09/13/27 .................. 825 814,862
4.25% , 04/12/47 .................. 400 353,963
4.00% , 09/13/47 .................. 200 170,229
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.25% , 09/12/28 .................. 400 400,861
2.95% , 08/08/29
(c)
................. 600 576,575
2.95% , 11/12/29
(c)
................. 1,200 1,149,713
2.70% , 05/13/30 .................. 2,400 2,270,228
2.30% , 01/08/31 .................. 1,700 1,566,105
4.60% , 09/12/48 .................. 200 185,397
3.68% , 08/08/49 .................. 800 640,760
3.44% , 11/12/49 .................. 400 306,873
3.35% , 05/13/50 .................. 800 602,265
3.10% , 01/08/51
(c)
................. 600 430,808
SK Battery America, Inc., 4.25%, 01/22/29
(e)
. 1,000 996,279
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.63% , 01/15/27 .................. USD 442 $ 442,158
6.50% , 07/15/28 .................. 415 415,732
6.75% , 08/01/29
(d)
................. 795 815,585
8.63% , 11/01/30
(d)
................. 1,025 1,084,459
8.75% , 07/01/31
(d)
................. 1,350 1,416,007
7.00% , 08/01/32
(d)
................. 755 774,190
9.63% , 06/15/33
(d)
................. 340 379,082
6.63% , 04/15/34
(d)
................. 995 1,008,945
South Bow Canadian Infrastructure Holdings
Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 665 701,422
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 470 489,227
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 .................. 340 341,220
5.03% , 10/01/29 .................. 440 442,915
5.58% , 10/01/34 .................. 1,305 1,300,046
6.18% , 10/01/54 .................. 740 699,551
Spectra Energy Partners LP
5.95% , 09/25/43 .................. 705 697,441
4.50% , 03/15/45 .................. 1,131 951,029
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
..................... 820 857,244
Suncor Energy, Inc.
7.15% , 02/01/32 .................. 635 704,020
5.95% , 12/01/34 .................. 624 653,565
6.80% , 05/15/38 .................. 492 537,461
6.50% , 06/15/38 .................. 150 160,176
6.85% , 06/01/39 .................. 860 947,385
4.00% , 11/15/47 .................. 866 654,113
3.75% , 03/04/51 .................. 739 522,851
Sunoco LP
5.88% , 07/15/27
(d)
................. 500 500,223
5.88% , 03/15/28 .................. 415 415,465
7.00% , 09/15/28
(d)
................. 595 609,466
7.00% , 05/01/29
(d)
................. 650 670,881
4.50% , 05/15/29 .................. 775 760,865
4.50% , 10/01/29
(d)
................. 835 817,739
4.50% , 04/30/30 .................. 801 778,044
4.63% , 05/01/30
(d)
................. 786 764,480
5.63% , 03/15/31
(d)
................. 1,000 1,003,269
5.38% , 07/15/31
(d)
................. 495 492,873
7.25% , 05/01/32
(d)
................. 770 806,425
6.63% , 08/15/32
(d)
................. 535 546,703
6.25% , 07/01/33
(d)
................. 1,250 1,276,058
5.88% , 03/15/34
(d)
................. 850 846,632
5.63% , 07/15/34
(d)
................. 605 596,704
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 536 439,720
Tallgrass Energy Partners LP
(d)
5.50% , 01/15/28 .................. 1,225 1,222,088
7.38% , 02/15/29 .................. 870 895,841
6.00% , 12/31/30 .................. 810 814,014
6.00% , 09/01/31 .................. 510 512,678
6.75% , 03/15/34 .................. 580 592,462
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 620 647,284
9.38% , 02/01/31 .................. 655 696,546
Targa Resources Corp.
5.20% , 07/01/27 .................. 905 911,655
4.35% , 01/15/29 .................. 585 582,326

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
114
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.15% , 03/01/29 .................. USD 735 $ 765,819
4.90% , 09/15/30 .................. 895 901,575
4.35% , 04/15/31 .................. 355 347,928
4.20% , 02/01/33 .................. 795 754,647
6.13% , 03/15/33 .................. 834 881,856
6.50% , 03/30/34 .................. 1,032 1,119,558
5.50% , 02/15/35 .................. 950 961,571
5.55% , 08/15/35 .................. 1,005 1,017,281
5.65% , 02/15/36 .................. 740 751,995
5.40% , 07/30/36 .................. 710 706,659
4.95% , 04/15/52 .................. 955 803,407
6.25% , 07/01/52 .................. 711 709,646
6.50% , 02/15/53 .................. 901 930,084
6.13% , 05/15/55 .................. 920 903,350
6.05% , 05/15/56 .................. 195 189,099
Targa Resources Partners LP
5.00% , 01/15/28 .................. 1,275 1,273,321
5.50% , 03/01/30 .................. 1,680 1,700,386
4.88% , 02/01/31 .................. 1,770 1,768,229
4.00% , 01/15/32 .................. 1,215 1,155,122
TC PipeLines LP, 3.90%, 05/25/27 ....... 297 294,986
Tecpetrol SA, 7.63%, 11/03/30
(e)
......... 800 820,427
Tengizchevroil Finance Co. International Ltd.,
3.25%, 08/15/30
(e)
................ 700 652,584
Tennessee Gas Pipeline Co. LLC
7.00% , 10/15/28 .................. 678 717,054
2.90% , 03/01/30
(d)
................. 1,395 1,310,490
7.63% , 04/01/37 .................. 250 291,695
TerraForm Power Operating LLC
(d)
5.00% , 01/31/28 .................. 740 732,678
4.75% , 01/15/30 .................. 805 779,440
Texas Eastern Transmission LP
3.50% , 01/15/28
(d)
................. 224 220,376
7.00% , 07/15/32 .................. 590 655,198
4.15% , 01/15/48
(d)
................. 650 506,064
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
..................... 730 720,617
Thaioil Treasury Center Co. Ltd.
(e)
4.63% , 11/20/28 .................. 200 198,646
3.75% , 06/18/50
(c)
................. 600 424,811
TMS Issuer SARL, 5.78%, 08/23/32
(e)
..... 1,200 1,235,503
Topaz Solar Farms LLC, 5.75%, 09/30/39
(d)
.. 931 929,068
TotalEnergies Capital International SA
3.46% , 02/19/29 .................. 1,485 1,458,364
2.83% , 01/10/30 .................. 1,435 1,361,678
2.99% , 06/29/41 .................. 1,220 913,680
3.46% , 07/12/49 .................. 1,186 838,713
3.13% , 05/29/50 .................. 2,352 1,559,338
3.39% , 06/29/60 .................. 1,093 703,381
TotalEnergies Capital SA
3.88% , 10/11/28 .................. 1,231 1,225,744
5.15% , 04/05/34 .................. 1,040 1,062,375
4.72% , 09/10/34 .................. 885 879,699
5.49% , 04/05/54 .................. 1,895 1,817,939
5.28% , 09/10/54 .................. 935 871,804
5.64% , 04/05/64 .................. 1,085 1,043,463
5.43% , 09/10/64 .................. 1,100 1,023,653
TotalEnergies Capital USA LLC
4.25% , 01/13/31 .................. 280 277,041
4.57% , 01/13/33 .................. 175 173,160
4.86% , 01/13/36 .................. 160 157,673
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(e)
1,000 986,441
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 1,390 1,384,503
4.10% , 04/15/30 .................. 1,273 1,248,017
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.63% , 03/01/34 .................. USD 1,341 $ 1,297,253
5.60% , 03/31/34 .................. 244 250,181
5.85% , 03/15/36 .................. 597 618,926
6.20% , 10/15/37 .................. 1,004 1,065,559
7.25% , 08/15/38 .................. 755 861,962
7.63% , 01/15/39 .................. 1,171 1,380,192
6.10% , 06/01/40 .................. 683 709,379
5.00% , 10/16/43 .................. 130 119,673
4.88% , 05/15/48 .................. 115 100,779
5.10% , 03/15/49 .................. 497 459,546
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 7.00% ,
06/01/65
(g)
.................... 55 56,684
Transcontinental Gas Pipe Line Co. LLC
4.00% , 03/15/28 .................. 604 599,574
3.25% , 05/15/30 .................. 833 793,662
5.10% , 03/15/36 .................. 355 351,825
5.40% , 08/15/41 .................. 483 466,475
4.45% , 08/01/42 .................. 531 456,757
4.60% , 03/15/48 .................. 650 544,788
3.95% , 05/15/50 .................. 500 373,704
5.75% , 03/15/56 .................. 535 520,388
TransMontaigne Partners LLC, 8.50%,
06/15/30
(d)
..................... 400 413,282
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(e)
..................... 320 318,609
Transportadora de Gas del Sur SA, 7.75%,
11/20/35
(e)
..................... 600 618,770
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 600 601,653
Trident Energy Finance plc, 12.50%, 11/30/29
(e)
600 642,228
Uzbekneftegaz JSC, 4.75%, 11/16/28
(e)
.... 200 193,975
Valero Energy Corp.
2.15% , 09/15/27 .................. 661 641,373
4.35% , 06/01/28 .................. 723 722,882
4.00% , 04/01/29 .................. 590 582,772
5.15% , 02/15/30 .................. 500 510,368
2.80% , 12/01/31 .................. 645 583,001
7.50% , 04/15/32 .................. 705 800,277
5.15% , 03/10/36 .................. 475 467,734
6.63% , 06/15/37 .................. 1,548 1,697,129
4.90% , 03/15/45 .................. 779 681,845
3.65% , 12/01/51 .................. 1,060 726,008
4.00% , 06/01/52 .................. 620 449,489
Valero Energy Partners LP, 4.50%, 03/15/28 . 847 846,813
Var Energi ASA
(d)
5.00% , 05/18/27 .................. 375 376,567
7.50% , 01/15/28 .................. 705 735,573
5.88% , 05/22/30 .................. 400 413,453
8.00% , 11/15/32 .................. 470 536,068
6.50% , 05/22/35 .................. 400 423,475
Venture Global Calcasieu Pass LLC
(d)
3.88% , 08/15/29 .................. 1,319 1,263,246
6.25% , 01/15/30 .................. 1,025 1,055,091
4.13% , 08/15/31 .................. 1,401 1,313,312
3.88% , 11/01/33 .................. 1,330 1,185,932
6.00% , 05/01/36 .................. 570 573,115
Venture Global LNG, Inc.
(d)
8.13% , 06/01/28 .................. 2,005 2,050,959
9.50% , 02/01/29 .................. 2,950 3,219,922
7.00% , 01/15/30 .................. 1,525 1,569,915
8.38% , 06/01/31 .................. 2,310 2,405,907
9.88% , 02/01/32 .................. 1,970 2,113,309
Venture Global Plaquemines LNG LLC
(d)
6.13% , 12/15/30 .................. 1,600 1,649,896

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
115
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50% , 05/01/33 .................. USD 1,355 $ 1,503,443
6.50% , 01/15/34 .................. 1,955 2,048,029
6.50% , 06/15/34 .................. 1,265 1,319,111
7.75% , 05/01/35 .................. 1,275 1,431,970
6.75% , 01/15/36 .................. 1,875 1,992,797
Vermilion Energy, Inc.
(d)
6.88% , 05/01/30 .................. 425 430,159
7.25% , 02/15/33 .................. 425 430,830
Viper Energy Partners LLC
4.90% , 08/01/30 .................. 310 310,118
5.70% , 08/01/35 .................. 605 614,687
Vista Energy Argentina SAU
8.50% , 06/10/33
(c) (e)
................ 1,000 1,061,330
7.63% , 12/10/35
(c) (e)
................ 670 687,054
7.88% , 04/08/38
(d)
................. 400 407,193
W&T Offshore, Inc., 10.75%, 02/01/29
(c) (d)
... 280 290,616
Western Midstream Operating LP
4.50% , 03/01/28 .................. 590 589,414
4.75% , 08/15/28 .................. 335 336,048
6.35% , 01/15/29 .................. 650 676,385
4.05% , 02/01/30 .................. 1,112 1,082,346
7.25% , 04/01/30
(d)
................. 640 675,007
4.80% , 03/01/31 .................. 595 591,106
6.15% , 04/01/33 .................. 740 775,562
5.45% , 11/15/34 .................. 945 939,978
5.50% , 12/15/35 .................. 210 207,620
5.45% , 04/01/44 .................. 605 542,214
5.30% , 03/01/48 .................. 525 446,128
5.50% , 08/15/48 .................. 485 420,882
5.25% , 02/01/50 .................. 1,047 886,018
Whistler Pipeline LLC
(d)
5.40% , 09/30/29 .................. 530 542,034
5.70% , 09/30/31 .................. 535 548,860
5.95% , 09/30/34 .................. 905 923,388
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
..................... 615 633,240
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 1,281 1,272,324
5.30% , 08/15/28 .................. 1,039 1,058,671
4.90% , 03/15/29 .................. 1,190 1,202,537
4.80% , 11/15/29 .................. 485 489,704
4.63% , 06/30/30 .................. 625 624,161
3.50% , 11/15/30 .................. 1,357 1,291,618
Series A , 7.50% , 01/15/31 ............ 379 423,145
2.60% , 03/15/31 .................. 1,425 1,293,475
8.75% , 03/15/32 .................. 380 452,306
4.65% , 08/15/32 .................. 925 914,668
5.65% , 03/15/33 .................. 1,190 1,231,525
5.15% , 03/15/34 .................. 1,460 1,460,837
5.60% , 03/15/35 .................. 680 695,813
5.30% , 09/30/35 .................. 915 916,111
5.15% , 03/15/36 .................. 1,275 1,254,565
6.30% , 04/15/40 .................. 1,331 1,408,109
5.80% , 11/15/43 .................. 439 429,394
5.40% , 03/04/44 .................. 564 529,257
5.75% , 06/24/44 .................. 660 645,368
4.90% , 01/15/45 .................. 373 327,548
5.10% , 09/15/45 .................. 1,069 968,241
4.85% , 03/01/48 .................. 833 714,220
3.50% , 10/15/51 .................. 745 505,669
5.30% , 08/15/52 .................. 775 699,922
5.80% , 11/15/54 .................. 740 712,746
6.00% , 03/15/55 .................. 455 450,165
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.95% , 03/15/56 .................. USD 1,000 $ 980,340
823,255,338
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(d)
... 305 299,140
Celulosa Arauco y Constitucion SA
3.88% , 11/02/27 .................. 590 582,025
4.25% , 04/30/29
(c) (e)
................. 400 384,817
4.20% , 01/29/30
(e)
................. 600 569,942
6.18% , 05/05/32
(e)
................. 400 407,173
5.50% , 11/02/47 .................. 470 416,328
5.50% , 04/30/49
(e)
................. 400 353,180
5.15% , 01/29/50
(e)
................. 450 376,325
Clearwater Paper Corp., 4.75%, 08/15/28
(d)
.. 305 268,269
Domtar Corp., 6.75%, 10/01/28
(d)
........ 652 516,482
Eldorado Intl. Finance GmbH, 8.50%,
12/01/32
(e)
..................... 400 409,170
Georgia-Pacific LLC
4.40% , 06/30/28
(d)
................. 660 660,415
4.40% , 05/15/29
(d)
................. 375 374,486
7.75% , 11/15/29 .................. 723 802,629
2.30% , 04/30/30
(d)
................. 1,145 1,053,218
4.60% , 05/15/31
(d)
................. 375 374,506
8.88% , 05/15/31 .................. 490 583,681
4.95% , 06/30/32
(d)
................. 430 435,700
4.90% , 05/15/33
(d)
................. 375 374,023
LD Celulose International GmbH, 7.95%,
01/26/32
(c) (e)
.................... 600 624,563
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
.. 500 479,902
Magnera Corp.
(d)
4.75% , 11/15/29
(c)
................. 520 475,887
7.25% , 11/15/31 .................. 720 674,063
Mercer International, Inc.
(c)
12.88% , 10/01/28
(d)
................ 440 221,047
5.13% , 02/01/29 .................. 776 314,122
Stora Enso OYJ, 7.25%, 04/15/36
(d)
....... 390 419,415
Suzano Austria GmbH
2.50% , 09/15/28 .................. 470 447,628
6.00% , 01/15/29 .................. 1,948 1,994,583
5.00% , 01/15/30 .................. 1,006 1,000,198
3.75% , 01/15/31 .................. 1,095 1,030,340
Series DM3N , 3.13% , 01/15/32 ........ 1,110 988,223
7.00% , 03/16/47
(c) (e)
................ 1,200 1,306,015
Suzano Netherlands BV, 5.50%, 01/15/36 ... 1,200 1,174,978
UPM-Kymmene OYJ, 7.45%, 11/26/27
(d)
.... 215 223,635
20,616,108
Passenger Airlines — 0.1%
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(c) (d)
.... 964 963,797
Allegiant Travel Co., 7.25%, 08/15/27
(d)
.... 461 462,904
American Airlines Pass-Through Trust
Series 2015-1 , Class A , 3.38% , 05/01/27 .. 348 342,376
Series 2015-2 , Class AA , 3.60% , 09/22/27
(c)
457 449,374
Series 2016-1 , Class AA , 3.58% , 01/15/28 . 156 153,324
Series 2016-2 , Class AA , 3.20% , 06/15/28 . 507 492,327
Series 2016-3 , Class AA , 3.00% , 10/15/28
(c)
413 399,216
Series 2017-1 , Class AA , 3.65% , 02/15/29 . 480 467,436
Series 2017-2 , Class AA , 3.35% , 10/15/29 . 420 402,547
Series 2019-1 , Class AA , 3.15% , 02/15/32 . 448 417,774
Series 2021-1 , Class A , 2.88% , 07/11/34 .. 1,012 909,255
Series 2025-1 , Class A , 4.90% , 05/11/38 .. 800 776,714
American Airlines, Inc.
(d)
7.25% , 02/15/28 .................. 810 820,881
5.75% , 04/20/29 .................. 2,975 2,976,159

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
116
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
AS Mileage Plan IP Ltd.
(d)
5.02% , 10/20/29 .................. USD 320 $ 316,833
5.31% , 10/20/31 .................. 505 496,317
Avianca Midco 2 plc
(d)
9.00% , 12/01/28 .................. 484 473,067
9.63% , 02/14/30 .................. 1,000 942,900
9.50% , 01/28/31 .................. 660 614,466
Azul Secured Finance LLP, 9.88%, 02/15/31
(e)
1,400 1,241,449
British Airways Pass-Through Trust
(c)(d)
Series 2019-1 , Class AA , 3.30% , 12/15/32 . 502 475,298
Series 2021-1 , Class A , 2.90% , 03/15/35 .. 455 416,317
CHC Group LLC, 11.75%, 09/01/30
(d)
...... 500 451,404
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 124 120,075
Delta Air Lines, Inc.
4.38% , 04/19/28 .................. 685 681,065
4.95% , 07/10/28 .................. 685 689,187
4.75% , 10/20/28
(d)
................. 1,797 1,798,000
3.75% , 10/28/29 .................. 698 672,220
5.25% , 07/10/30 .................. 640 645,057
Gol Finance, Inc., 14.38%, 06/06/30
(e)
..... 2,000 1,902,305
Grupo Aeromexico SAB de CV
(e)
8.25% , 11/15/29 .................. 400 388,518
8.63% , 11/15/31 .................. 600 583,838
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... 1,900 1,767,063
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 607 533,559
Series 2020-1 , Class A , 4.00% , 11/15/32
(c)
. 373 350,819
Korean Air Lines Co. Ltd., 4.00%, 09/30/30
(e)
. 200 196,164
Latam Airlines Group SA
(e)
7.88% , 04/15/30 .................. 1,400 1,426,227
7.63% , 01/07/31
(c)
................. 755 766,345
OneSky Flight LLC, 8.88%, 12/15/29
(d)
..... 550 580,488
Pegasus Hava Tasimaciligi A/S, 8.00%,
09/11/31
(e)
..................... 600 603,105
Southwest Airlines Co.
5.13% , 06/15/27 .................. 1,741 1,748,776
3.45% , 11/16/27 .................. 501 491,767
4.38% , 11/15/28 .................. 970 962,578
2.63% , 02/10/30 .................. 635 584,496
5.25% , 11/15/35 .................. 715 678,741
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 04/01/28
(k)
......... 2 2,113
United Airlines Holdings, Inc.
4.88% , 03/01/29 .................. 950 938,182
5.38% , 03/01/31 .................. 880 867,757
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 847 858,894
Series 2016-1 , Class AA , 3.10% , 07/07/28 . 549 532,584
Series 2016-2 , Class AA , 2.88% , 10/07/28 . 558 536,195
Series 2018-1 , Class AA , 3.50% , 03/01/30 . 607 585,793
Series 2019-1 , Class AA , 4.15% , 08/25/31 . 175 170,171
Series 2019-2 , Class AA , 2.70% , 05/01/32 . 243 222,093
Series 2023-1 , Class A , 5.80% , 01/15/36 .. 1,279 1,324,774
Series 2024-1 , Class AA , 5.45% , 02/15/37 . 667 680,924
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 620 622,927
United Airlines, Inc., 4.63%, 04/15/29
(d)
..... 2,285 2,254,410
VistaJet Malta Finance plc
(d)
7.88% , 05/01/27 .................. 515 515,000
9.50% , 06/01/28
(c)
................. 550 556,281
6.38% , 02/01/30
(c)
................. 1,015 952,483
8.75% , 01/15/32 .................. 520 504,203
45,757,312
Security
Par (000)
Par (000) Value
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(d)
.... USD 840 $ 852,906
Coty, Inc.
(d)
4.75% , 01/15/29 .................. 953 922,836
6.63% , 07/15/30 .................. 1,075 1,085,972
5.60% , 01/15/31 .................. 385 374,742
Edgewell Personal Care Co.
(d)
5.50% , 06/01/28 .................. 795 793,133
4.13% , 04/01/29 .................. 578 552,205
Estee Lauder Cos., Inc. (The)
4.38% , 05/15/28 .................. 1,030 1,030,421
2.38% , 12/01/29 .................. 610 567,926
2.60% , 04/15/30 .................. 1,005 935,774
1.95% , 03/15/31 .................. 927 819,747
4.65% , 05/15/33 .................. 977 962,473
5.00% , 02/14/34 .................. 620 619,487
6.00% , 05/15/37 .................. 485 513,757
4.38% , 06/15/45 .................. 692 563,847
4.15% , 03/15/47 .................. 708 547,811
3.13% , 12/01/49 .................. 803 511,758
5.15% , 05/15/53 .................. 567 497,705
Haleon US Capital LLC
3.38% , 03/24/29 .................. 1,410 1,371,220
3.63% , 03/24/32 .................. 1,750 1,647,318
4.00% , 03/24/52 .................. 805 615,128
Kenvue, Inc.
5.05% , 03/22/28 .................. 1,333 1,350,935
5.00% , 03/22/30 .................. 1,655 1,687,429
4.85% , 05/22/32 .................. 495 500,307
4.90% , 03/22/33 .................. 1,520 1,528,506
5.10% , 03/22/43 .................. 710 673,412
5.05% , 03/22/53 .................. 1,655 1,492,322
5.20% , 03/22/63 .................. 800 715,023
L'Oreal SA, 5.00%, 05/20/35
(d)
.......... 800 809,791
Opal Bidco SAS, 6.50%, 03/31/32
(d)
....... 915 932,291
Perrigo Finance Unlimited Co.
(i)
5.15% , 06/15/30 .................. 805 763,208
6.13% , 09/30/32
(c)
................. 735 692,363
4.90% , 12/15/44 .................. 330 240,032
Prestige Brands, Inc.
(d)
5.13% , 01/15/28 .................. 525 524,175
3.75% , 04/01/31 .................. 626 578,342
28,274,302
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
..... 6,153 6,355,546
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(d)
..................... 265 275,390
Astrazeneca Finance LLC
4.88% , 03/03/28 .................. 1,200 1,216,737
1.75% , 05/28/28 .................. 1,555 1,481,408
4.85% , 02/26/29 .................. 1,390 1,411,833
4.90% , 03/03/30 .................. 805 820,598
4.90% , 02/26/31 .................. 1,180 1,203,471
4.00% , 03/02/31 .................. 475 465,998
2.25% , 05/28/31 .................. 814 734,080
4.30% , 03/02/33 .................. 545 532,755
4.88% , 03/03/33 .................. 635 644,602
5.00% , 02/26/34 .................. 1,620 1,641,627
4.60% , 03/02/36 .................. 585 570,023
AstraZeneca plc
3.13% , 06/12/27 .................. 1,025 1,015,725
4.00% , 01/17/29 .................. 1,149 1,144,017
1.38% , 08/06/30 .................. 1,617 1,431,608
6.45% , 09/15/37 .................. 2,200 2,449,917
4.00% , 09/18/42 .................. 1,130 948,097

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
117
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.38% , 11/16/45 .................. USD 809 $ 696,694
4.38% , 08/17/48 .................. 898 762,076
2.13% , 08/06/50 .................. 1,155 629,194
3.00% , 05/28/51 .................. 980 647,774
Bausch Health Americas, Inc., 8.50%,
01/31/27
(d)
..................... 596 593,332
Bausch Health Cos., Inc.
(d)
7.00% , 01/15/28 .................. 225 198,841
5.00% , 01/30/28 .................. 404 345,650
4.88% , 06/01/28 .................. 694 651,958
11.00% , 09/30/28 ................. 745 774,936
5.00% , 02/15/29 .................. 439 315,351
6.25% , 02/15/29 .................. 785 577,933
7.25% , 05/30/29 .................. 335 247,932
5.25% , 01/30/30 .................. 760 494,206
14.00% , 10/15/30 ................. 347 334,271
5.25% , 02/15/31 .................. 380 227,174
Bayer Corp., 6.65%, 02/15/28
(d)
......... 480 497,182
Bayer US Finance II LLC
(d)
4.38% , 12/15/28 .................. 2,012 1,995,357
4.20% , 07/15/34 .................. 545 501,418
5.50% , 07/30/35 .................. 395 390,226
4.63% , 06/25/38 .................. 1,055 949,719
4.40% , 07/15/44 .................. 1,389 1,100,888
3.95% , 04/15/45 .................. 1,006 734,701
4.88% , 06/25/48 .................. 1,200 987,457
4.70% , 07/15/64 .................. 901 681,567
Bayer US Finance LLC
(d)
6.25% , 01/21/29 .................. 1,239 1,284,112
6.38% , 11/21/30 .................. 1,255 1,322,947
6.50% , 11/21/33 .................. 2,210 2,354,601
6.88% , 11/21/53 .................. 770 816,214
Bristol-Myers Squibb Co.
1.13% , 11/13/27 .................. 1,000 956,926
3.45% , 11/15/27 .................. 825 817,308
4.90% , 02/22/29 .................. 200 203,902
3.40% , 07/26/29 .................. 2,949 2,868,897
1.45% , 11/13/30 .................. 1,780 1,566,654
5.75% , 02/01/31 .................. 1,255 1,322,770
5.10% , 02/22/31 .................. 715 733,809
2.95% , 03/15/32 .................. 1,635 1,499,256
5.90% , 11/15/33 .................. 600 642,136
5.20% , 02/22/34 .................. 2,424 2,480,729
4.13% , 06/15/39 .................. 2,368 2,108,784
2.35% , 11/13/40 .................. 870 607,780
3.55% , 03/15/42 .................. 935 737,466
3.25% , 08/01/42 .................. 848 636,876
5.50% , 02/22/44 .................. 475 467,912
4.50% , 03/01/44 .................. 475 410,625
4.63% , 05/15/44 .................. 985 865,240
5.00% , 08/15/45 .................. 905 828,022
4.35% , 11/15/47 .................. 1,183 973,634
4.55% , 02/20/48 .................. 1,463 1,234,569
4.25% , 10/26/49 .................. 3,631 2,906,211
2.55% , 11/13/50 .................. 1,833 1,063,400
3.70% , 03/15/52 .................. 2,090 1,504,605
5.55% , 02/22/54 .................. 2,750 2,638,927
3.90% , 03/15/62 .................. 1,295 912,008
6.40% , 11/15/63 .................. 50 53,945
Elanco Animal Health, Inc., 6.40%, 08/28/28 . 832 853,647
Eli Lilly & Co.
3.10% , 05/15/27 .................. 815 808,367
4.15% , 08/14/27 .................. 740 741,301
4.55% , 02/12/28 .................. 1,075 1,082,756
4.00% , 10/15/28 .................. 1,415 1,412,187
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50% , 02/09/29 .................. USD 1,090 $ 1,099,616
3.38% , 03/15/29 .................. 1,260 1,233,140
4.20% , 08/14/29 .................. 1,300 1,298,467
4.75% , 02/12/30 .................. 890 904,548
4.25% , 03/15/31 .................. 1,305 1,297,390
4.90% , 02/12/32 .................. 725 739,963
4.55% , 10/15/32 .................. 990 989,145
4.70% , 02/27/33 .................. 1,185 1,192,851
4.70% , 02/09/34 .................. 1,445 1,439,320
4.60% , 08/14/34 .................. 1,420 1,400,113
5.10% , 02/12/35 .................. 1,275 1,296,993
4.90% , 10/15/35 .................. 1,440 1,437,645
5.55% , 03/15/37 .................. 735 771,309
3.70% , 03/01/45 .................. 945 735,492
3.95% , 05/15/47 .................. 795 627,465
3.95% , 03/15/49 .................. 905 707,593
2.25% , 05/15/50 .................. 1,610 897,138
4.88% , 02/27/53 .................. 1,020 904,643
5.00% , 02/09/54 .................. 1,440 1,300,659
5.05% , 08/14/54 .................. 1,545 1,406,080
5.50% , 02/12/55 .................. 705 686,463
5.55% , 10/15/55 .................. 845 828,262
4.15% , 03/15/59 .................. 655 503,409
2.50% , 09/15/60 .................. 1,238 654,696
4.95% , 02/27/63 .................. 960 835,827
5.10% , 02/09/64 .................. 1,215 1,086,096
5.20% , 08/14/64 .................. 845 766,201
5.60% , 02/12/65 .................. 900 870,579
5.65% , 10/15/65 .................. 710 693,319
EMD Finance LLC
(d)
4.13% , 08/15/28 .................. 640 635,804
4.38% , 10/15/30 .................. 1,070 1,058,461
4.63% , 10/15/32 .................. 900 889,460
5.00% , 10/15/35 .................. 900 888,088
Endo Finance Holdings LP, 8.50%, 04/15/31
(c) (d)
1,007 1,067,681
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 1,415 1,378,383
GlaxoSmithKline Capital, Inc.
3.88% , 05/15/28 .................. 2,128 2,116,059
4.50% , 04/15/30 .................. 505 507,941
5.38% , 04/15/34 .................. 728 754,541
4.88% , 04/15/35 .................. 775 771,545
6.38% , 05/15/38 .................. 2,291 2,537,084
4.20% , 03/18/43 .................. 449 386,204
Harrow, Inc., 8.63%, 09/15/30
(d)
......... 150 155,029
Hikma Finance USA LLC, 5.13%, 07/08/30
(e)
. 600 598,579
HLF Financing SARL LLC
(d)
4.88% , 06/01/29 .................. 640 602,132
7.75% , 05/01/33 .................. 650 663,880
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 1,480 1,447,781
Johnson & Johnson
0.95% , 09/01/27 .................. 1,593 1,532,451
2.90% , 01/15/28 .................. 794 779,928
4.55% , 03/01/28 .................. 1,390 1,403,991
4.80% , 06/01/29 .................. 1,245 1,273,113
6.95% , 09/01/29 .................. 499 545,040
4.70% , 03/01/30 .................. 1,005 1,026,270
1.30% , 09/01/30 .................. 1,183 1,052,149
4.90% , 06/01/31 .................. 1,495 1,540,790
4.85% , 03/01/32 .................. 785 807,605
4.95% , 05/15/33 .................. 777 805,681
4.38% , 12/05/33 .................. 666 665,153
4.95% , 06/01/34 .................. 1,030 1,061,966
5.00% , 03/01/35
(c)
................. 1,205 1,239,237
3.55% , 03/01/36 .................. 1,070 973,725
3.63% , 03/03/37 .................. 1,766 1,582,230

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
118
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.95% , 08/15/37 .................. USD 800 $ 878,446
3.40% , 01/15/38 .................. 1,063 919,749
5.85% , 07/15/38 .................. 790 860,901
2.10% , 09/01/40 .................. 987 690,272
4.50% , 09/01/40 .................. 764 723,450
4.85% , 05/15/41 .................. 590 577,736
4.50% , 12/05/43
(c)
................. 465 426,965
3.70% , 03/01/46 .................. 1,629 1,292,144
3.75% , 03/03/47 .................. 1,330 1,051,410
3.50% , 01/15/48 .................. 846 637,376
2.25% , 09/01/50 .................. 1,126 645,492
5.25% , 06/01/54
(c)
................. 850 837,629
2.45% , 09/01/60 .................. 1,140 609,524
Merck & Co., Inc.
1.70% , 06/10/27 .................. 1,414 1,379,575
3.85% , 09/15/27 .................. 775 773,416
4.05% , 05/17/28 .................. 745 745,210
1.90% , 12/10/28 .................. 870 822,664
3.40% , 03/07/29 .................. 2,226 2,178,976
3.85% , 03/15/29 .................. 745 738,671
4.30% , 05/17/30 .................. 930 928,256
1.45% , 06/24/30 .................. 1,453 1,293,614
4.15% , 09/15/30 .................. 830 824,596
4.15% , 03/15/31 .................. 1,040 1,026,139
2.15% , 12/10/31 .................. 1,785 1,582,105
4.55% , 09/15/32 .................. 775 775,238
4.45% , 12/04/32 .................. 590 584,603
4.50% , 05/17/33 .................. 1,365 1,355,496
6.50% , 12/01/33 .................. 655 726,203
4.95% , 09/15/35 .................. 1,900 1,894,896
4.75% , 12/04/35 .................. 1,100 1,077,338
6.55% , 09/15/37 .................. 235 263,708
3.90% , 03/07/39 .................. 923 808,108
2.35% , 06/24/40 .................. 1,186 838,354
3.60% , 09/15/42 .................. 845 667,463
4.15% , 05/18/43 .................. 1,500 1,263,023
4.90% , 05/17/44 .................. 660 603,008
3.70% , 02/10/45 .................. 2,005 1,550,852
5.50% , 03/15/46 .................. 975 950,057
4.00% , 03/07/49 .................. 1,324 1,031,371
2.45% , 06/24/50 .................. 1,193 685,350
2.75% , 12/10/51 .................. 1,955 1,181,043
5.00% , 05/17/53 .................. 1,340 1,196,187
5.70% , 09/15/55 .................. 1,265 1,242,569
5.55% , 12/04/55 .................. 1,200 1,156,554
2.90% , 12/10/61 .................. 1,466 832,506
5.15% , 05/17/63 .................. 940 836,201
5.70% , 12/04/65 .................. 1,060 1,024,680
Merck Sharp & Dohme Corp.
5.95% , 12/01/28 .................. 524 547,362
5.75% , 11/15/36 .................. 738 786,523
Mylan, Inc.
4.55% , 04/15/28 .................. 849 845,279
5.40% , 11/29/43 .................. 506 432,723
5.20% , 04/15/48 .................. 750 596,706
Novartis Capital Corp.
3.10% , 05/17/27 .................. 1,398 1,387,140
3.90% , 11/05/28 .................. 930 924,739
4.10% , 03/16/29 .................. 765 762,782
3.80% , 09/18/29 .................. 1,140 1,123,897
2.20% , 08/14/30 .................. 1,681 1,539,155
4.10% , 11/05/30 .................. 830 819,168
4.40% , 03/18/31 .................. 905 903,566
4.00% , 09/18/31 .................. 830 816,110
4.30% , 11/05/32 .................. 760 749,264
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.60% , 03/18/33 .................. USD 1,395 $ 1,386,340
4.20% , 09/18/34 .................. 970 935,819
4.60% , 11/05/35 .................. 600 586,216
4.90% , 03/18/36 .................. 1,380 1,369,756
3.70% , 09/21/42 .................. 745 604,974
4.40% , 05/06/44 .................. 1,673 1,460,790
5.20% , 11/05/45 .................. 530 505,543
4.00% , 11/20/45 .................. 1,350 1,104,576
5.60% , 03/18/46 .................. 775 775,699
2.75% , 08/14/50 .................. 1,111 694,215
4.70% , 09/18/54 .................. 660 571,971
5.30% , 11/05/55 .................. 480 456,490
5.70% , 03/18/56 .................. 315 315,135
Organon & Co.
(d)
4.13% , 04/30/28 .................. 2,000 1,975,229
5.13% , 04/30/31 .................. 1,783 1,771,697
6.75% , 05/15/34 .................. 525 553,273
7.88% , 05/15/34 .................. 405 434,136
Pershing Square Holdings Ltd.
(d)
3.25% , 11/15/30 .................. 1,000 921,087
3.25% , 10/01/31 .................. 1,000 896,315
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 3,675 3,691,775
4.65% , 05/19/30 .................. 2,855 2,874,137
4.75% , 05/19/33 .................. 4,685 4,661,883
5.11% , 05/19/43 .................. 2,835 2,667,457
5.30% , 05/19/53 .................. 5,925 5,487,524
5.34% , 05/19/63 .................. 3,864 3,497,987
Pfizer, Inc.
3.88% , 11/15/27 .................. 370 369,107
3.60% , 09/15/28 .................. 1,017 1,006,075
3.45% , 03/15/29 .................. 982 963,170
2.63% , 04/01/30 .................. 1,622 1,520,173
1.70% , 05/28/30 .................. 1,420 1,278,318
4.20% , 11/15/30 .................. 755 748,549
1.75% , 08/18/31 .................. 1,456 1,273,492
4.50% , 11/15/32 .................. 1,135 1,124,066
4.88% , 11/15/35 .................. 975 964,395
4.00% , 12/15/36 .................. 1,059 974,199
4.10% , 09/15/38 .................. 845 764,131
3.90% , 03/15/39 .................. 1,060 918,437
7.20% , 03/15/39 .................. 2,394 2,790,194
2.55% , 05/28/40 .................. 1,109 804,291
5.60% , 09/15/40 .................. 617 632,020
4.30% , 06/15/43 .................. 1,028 877,973
4.40% , 05/15/44 .................. 1,211 1,046,451
4.13% , 12/15/46 .................. 1,455 1,176,410
4.20% , 09/15/48 .................. 1,384 1,116,667
4.00% , 03/15/49 .................. 1,276 996,866
2.70% , 05/28/50 .................. 893 545,220
5.60% , 11/15/55 .................. 500 490,376
5.70% , 11/15/65 .................. 585 562,524
Pharmacia LLC, 6.60%, 12/01/28
(g)
....... 773 815,748
Roche Holdings, Inc.
(d)
3.63% , 09/17/28 .................. 1,059 1,046,778
5.34% , 11/13/28 .................. 1,395 1,432,689
1.93% , 12/13/28 .................. 975 921,754
4.79% , 03/08/29 .................. 610 619,436
4.20% , 09/09/29 .................. 665 662,948
5.49% , 11/13/30 .................. 1,475 1,540,140
4.08% , 12/02/30 .................. 400 394,683
4.91% , 03/08/31 .................. 685 698,984
2.08% , 12/13/31 .................. 1,995 1,756,513
4.37% , 12/02/32 .................. 400 393,500
5.59% , 11/13/33 .................. 1,366 1,439,921

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
119
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.99% , 03/08/34 .................. USD 1,225 $ 1,240,188
4.59% , 09/09/34 .................. 600 589,472
4.67% , 12/02/35 .................. 400 392,738
7.00% , 03/01/39 .................. 965 1,120,907
4.00% , 11/28/44 .................. 685 568,906
2.61% , 12/13/51 .................. 1,795 1,078,006
5.22% , 03/08/54 .................. 965 916,157
Royalty Pharma plc
1.75% , 09/02/27 .................. 1,037 1,001,015
5.15% , 09/02/29 .................. 590 600,202
2.20% , 09/02/30 .................. 1,045 943,608
4.45% , 03/25/31 .................. 375 370,608
2.15% , 09/02/31 .................. 570 499,897
5.40% , 09/02/34 .................. 605 612,847
5.20% , 09/25/35 .................. 1,285 1,275,362
3.30% , 09/02/40 .................. 1,190 907,368
3.55% , 09/02/50 .................. 1,525 1,041,475
3.35% , 09/02/51 .................. 730 476,974
5.90% , 09/02/54 .................. 560 544,001
5.95% , 09/25/55 .................. 475 465,452
Sanofi SA
3.75% , 11/03/27 .................. 425 423,427
3.63% , 06/19/28 .................. 1,081 1,070,273
3.80% , 11/03/28 .................. 950 942,861
4.20% , 11/03/32 .................. 520 510,112
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 1,593 1,613,385
2.05% , 03/31/30 .................. 2,043 1,858,611
5.30% , 07/05/34 .................. 1,000 1,013,817
3.03% , 07/09/40 .................. 1,691 1,271,631
5.65% , 07/05/44 .................. 425 415,772
3.18% , 07/09/50 .................. 2,018 1,318,704
5.65% , 07/05/54 .................. 670 642,419
3.38% , 07/09/60 .................. 810 505,662
5.80% , 07/05/64 .................. 500 479,046
Takeda US Financing, Inc.
5.20% , 07/07/35 .................. 1,400 1,401,455
5.90% , 07/07/55 .................. 905 895,423
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36 ...................... 800 838,086
Teva Pharmaceutical Finance Netherlands III
BV
4.75% , 05/09/27 .................. 494 492,829
6.75% , 03/01/28 .................. 1,400 1,437,310
5.13% , 05/09/29 .................. 1,215 1,217,397
8.13% , 09/15/31 .................. 500 563,362
6.00% , 12/01/32 .................. 625 650,672
4.10% , 10/01/46 .................. 1,900 1,463,479
Teva Pharmaceutical Finance Netherlands IV
BV, 5.75%, 12/01/30 .............. 610 624,968
Utah Acquisition Sub, Inc., 5.25%, 06/15/46 .. 450 365,819
Viatris, Inc.
2.30% , 06/22/27 .................. 695 675,644
2.70% , 06/22/30 .................. 1,366 1,244,860
3.85% , 06/22/40 .................. 1,300 996,826
4.00% , 06/22/50 .................. 1,989 1,319,250
Wyeth LLC
6.50% , 02/01/34 .................. 851 939,254
6.00% , 02/15/36 .................. 1,052 1,122,704
5.95% , 04/01/37 .................. 1,656 1,762,868
Zoetis, Inc.
3.00% , 09/12/27 .................. 723 710,858
4.15% , 08/17/28 .................. 575 572,039
3.90% , 08/20/28 .................. 606 599,417
2.00% , 05/15/30 .................. 1,379 1,252,417
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.60% , 11/16/32 .................. USD 805 $ 840,963
5.00% , 08/17/35 .................. 1,075 1,069,845
4.70% , 02/01/43 .................. 1,169 1,040,770
3.95% , 09/12/47 .................. 660 514,439
4.45% , 08/20/48 .................. 445 369,545
3.00% , 05/15/50 .................. 725 464,550
326,997,907
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(d)
.. 1,065 1,102,543
AMN Healthcare, Inc.
(d)
4.00% , 04/15/29 .................. 435 415,696
6.50% , 01/15/31 .................. 100 99,495
Automatic Data Processing, Inc.
1.70% , 05/15/28 .................. 1,385 1,321,537
1.25% , 09/01/30 .................. 1,565 1,375,951
4.75% , 05/08/32 .................. 1,150 1,158,229
4.45% , 09/09/34 .................. 745 729,885
Broadridge Financial Solutions, Inc.
2.90% , 12/01/29 .................. 831 779,667
2.60% , 05/01/31 .................. 1,060 947,391
CACI International, Inc., 6.38%, 06/15/33
(d)
.. 1,115 1,140,802
Concentrix Corp.
6.60% , 08/02/28
(c)
................. 1,005 996,897
6.50% , 03/01/29 .................. 200 195,170
6.85% , 08/02/33
(c)
................. 535 489,296
CoreLogic, Inc., 4.50%, 05/01/28
(d)
....... 775 753,677
Equifax, Inc.
5.10% , 12/15/27 .................. 815 822,268
5.10% , 06/01/28 .................. 820 828,874
4.80% , 09/15/29 .................. 810 812,971
3.10% , 05/15/30 .................. 733 687,246
2.35% , 09/15/31 .................. 1,021 896,774
Experian Finance plc
(d)
4.25% , 02/01/29 .................. 755 749,021
2.75% , 03/08/30 .................. 860 804,129
5.25% , 08/17/35 .................. 400 402,886
Jacobs Engineering Group, Inc.
6.35% , 08/18/28 .................. 940 973,043
5.90% , 03/01/33 .................. 670 691,152
Jacobs Solutions, Inc.
4.75% , 03/03/31 .................. 535 529,501
5.38% , 03/03/36 .................. 475 460,735
KBR, Inc., 4.75%, 09/30/28
(d)
........... 275 270,573
Korn Ferry, 4.63%, 12/15/27
(d)
.......... 420 416,035
Paychex, Inc.
5.10% , 04/15/30 .................. 790 798,112
5.35% , 04/15/32 .................. 1,145 1,154,877
5.60% , 04/15/35
(c)
................. 1,240 1,241,527
Science Applications International Corp.
(d)
4.88% , 04/01/28 .................. 430 425,835
5.88% , 11/01/33 .................. 370 364,849
TR Finance LLC
5.50% , 08/15/35 .................. 349 351,225
5.85% , 04/15/40 .................. 655 639,236
5.65% , 11/23/43 .................. 655 624,239
TriNet Group, Inc.
(d)
3.50% , 03/01/29 .................. 550 512,439
7.13% , 08/15/31 .................. 525 520,853
UL Solutions, Inc., 6.50%, 10/20/28 ....... 430 449,050
Verisk Analytics, Inc.
4.13% , 03/15/29 .................. 992 982,967
4.45% , 03/15/31 .................. 280 276,011
5.75% , 04/01/33 .................. 665 689,751
5.25% , 06/05/34 .................. 780 778,250

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
120
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
5.25% , 03/15/35 .................. USD 575 $ 569,489
5.13% , 03/15/36 .................. 295 288,221
5.50% , 06/15/45 .................. 714 667,480
3.63% , 05/15/50 .................. 950 661,078
VT Topco, Inc., 8.50%, 08/15/30
(c) (d)
....... 495 506,450
33,353,383
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88% , 05/24/33 .................. 600 586,904
5.50% , 05/16/34 .................. 600 602,163
5.25% , 03/25/35 .................. 800 788,619
Aldar Properties PJSC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.04%), 6.62% ,
04/15/55 ..................... 1,000 983,756
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.02%), 5.88% ,
04/14/56 ..................... 800 755,152
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 400 385,997
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(e)
. 800 794,587
Alpha Star Holding X Ltd., 6.13%, 08/05/29
(e)
. 600 578,496
Anywhere Real Estate Group LLC
(d)
5.75% , 01/15/29 .................. 604 591,833
5.25% , 04/15/30
(c)
................. 407 388,327
7.00% , 04/15/30 .................. 690 691,807
9.75% , 04/15/30 .................. 575 614,286
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 800 828,613
Arada Sukuk 2 Ltd., 8.00%, 06/24/29
(e)
..... 400 404,034
Binghatti Sukuk 2 Spv Ltd.
(e)
7.75% , 07/02/29 .................. 600 555,127
8.13% , 08/07/30 .................. 400 362,480
8.38% , 08/12/31 .................. 600 538,208
CBRE Services, Inc.
5.50% , 04/01/29 .................. 470 481,553
4.80% , 06/15/30 .................. 495 496,256
2.50% , 04/01/31 .................. 983 882,355
4.90% , 01/15/33 .................. 350 345,908
5.95% , 08/15/34 .................. 1,120 1,168,502
5.50% , 06/15/35 .................. 415 420,847
5.25% , 06/01/36 .................. 500 491,257
Central Plaza Development Ltd., 6.80%,
04/07/29
(e)
..................... 400 399,411
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 600 623,091
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 186,606
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 642,055
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 600 601,371
China Overseas Finance Cayman VIII Ltd.
(e)
3.45% , 07/15/29 .................. 250 241,256
2.75% , 03/02/30 .................. 1,000 925,469
China Resources Land Ltd.
(e)
4.13% , 11/20/28 .................. 400 395,435
4.13% , 02/26/29 .................. 200 197,007
Corp. Inmobiliaria Vesta SAB de CV
(e)
3.63% , 05/13/31 .................. 400 368,713
5.50% , 01/30/33 .................. 400 398,641
CoStar Group, Inc., 2.80%, 07/15/30
(d)
..... 1,217 1,102,697
Cushman & Wakefield US Borrower LLC
(d)
6.75% , 05/15/28 .................. 648 647,973
8.88% , 09/01/31 .................. 385 405,164
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Dar Al-Arkan Sukuk Co. Ltd.
(e)
8.00% , 02/25/29 .................. USD 600 $ 619,624
7.25% , 07/02/30 .................. 800 810,348
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.28%), 7.20%
(e) (g) (h)
........ 600 631,713
Emaar Sukuk Ltd.
(e)
3.88% , 09/17/29 .................. 700 676,941
3.70% , 07/06/31 .................. 400 376,880
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 803,137
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
180 184,558
Forestar Group, Inc.
(d)
5.00% , 03/01/28 .................. 460 456,255
6.50% , 03/15/33 .................. 595 597,636
Franshion Brilliant Ltd., 4.25%, 07/23/29
(e)
... 600 556,579
Greentown China Holdings Ltd., 8.45%,
02/24/28
(e)
..................... 400 405,467
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
..................... 430 448,175
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88% , 05/27/30 .................. 600 564,470
2.25% , 07/15/31 .................. 400 358,026
5.25% , 07/14/33 .................. 400 409,503
Howard Hughes Corp. (The)
(d)
4.13% , 02/01/29 .................. 685 660,256
4.38% , 02/01/31 .................. 675 632,683
5.88% , 03/01/32 .................. 480 470,367
6.13% , 03/01/34 .................. 475 465,447
Hunt Cos., Inc., 5.25%, 04/15/29
(d)
....... 735 712,400
Hysan MTN Ltd.
(e)
2.88% , 06/02/27 .................. 400 392,079
2.82% , 09/04/29 .................. 600 562,487
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 388,413
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 785 826,115
Kennedy-Wilson, Inc.
4.75% , 03/01/29 .................. 685 678,816
4.75% , 02/01/30 .................. 630 622,932
5.00% , 03/01/31 .................. 615 612,643
Longfor Group Holdings Ltd.
(e)
4.50% , 01/16/28 .................. 600 554,956
3.95% , 09/16/29 .................. 600 491,692
LOTTE Property & Development Co. Ltd.,
4.38%, 07/14/28
(e)
................ 200 199,577
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.05%), 5.75%
(e) (g) (h)
........ 200 191,877
MAF Sukuk Ltd.
(e)
4.64% , 05/14/29 .................. 600 591,511
3.93% , 02/28/30 .................. 800 765,110
5.00% , 06/01/33 .................. 800 785,143
4.88% , 10/22/35 .................. 400 380,620
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(d)
.. 300 294,775
Mobiliare Latam SA, 6.75%, 11/10/32
(c) (e)
.... 400 400,418
Nan Fung Treasury Ltd.
(e)
3.88% , 10/03/27 .................. 200 197,364
5.00% , 09/05/28 .................. 400 400,357
3.63% , 08/27/30 .................. 600 565,455
Newmark Group, Inc., 7.50%, 01/12/29 .... 500 526,441
Ontario Teachers' Cadillac Fairview Properties
Trust
(d)
4.13% , 02/01/29 .................. 1,386 1,368,818
2.50% , 10/15/31 .................. 1,110 983,102

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
121
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sinochem Offshore Capital Co. Ltd.
2.38% , 09/23/31
(e)
................. USD 1,000 $ 891,683
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(d)
..................... 650 725,616
Sino-Ocean Group Holding Ltd., 3.00%,
03/27/33
(e) (k)
.................... 400 25,083
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(e)
800 751,656
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75% , 02/25/29 .................. 200 196,167
2.88% , 01/21/30 .................. 1,000 944,948
2.75% , 05/13/30 .................. 400 374,205
Swire Pacific Mtn Financing HK Ltd.
(e)
2.88% , 01/30/30 .................. 400 380,196
4.63% , 08/28/32 .................. 400 402,781
Swire Pacific MTN Financing HK Ltd., 5.13%,
07/05/29
(e)
..................... 600 613,658
Swire Properties MTN Financing Ltd.
(e)
3.50% , 01/10/28 .................. 200 196,918
4.25% , 01/13/31 .................. 400 396,418
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e) (k)
.................... 1,000 397,376
Wharf REIC Finance BVI Ltd.
(e)
3.50% , 01/17/28 .................. 250 245,693
2.88% , 05/07/30 .................. 600 560,961
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e) (k)
.................... 1,050 66,185
52,662,666
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 .................. 775 770,254
4.90% , 02/15/29 .................. 755 759,575
4.95% , 06/15/30 .................. 185 186,022
2.38% , 07/15/31 .................. 800 705,771
3.63% , 04/15/32 .................. 250 232,917
5.50% , 02/01/34 .................. 705 715,199
5.50% , 07/15/34 .................. 620 622,439
5.25% , 03/15/35 .................. 270 267,336
3.38% , 07/15/51 .................. 345 225,109
4.30% , 04/15/52 .................. 390 298,821
AvalonBay Communities, Inc.
3.35% , 05/15/27 .................. 599 593,932
3.20% , 01/15/28 .................. 443 435,049
1.90% , 12/01/28 .................. 1,040 978,620
3.30% , 06/01/29 .................. 427 413,238
2.30% , 03/01/30 .................. 492 454,266
4.35% , 12/01/30 .................. 395 391,547
2.45% , 01/15/31 .................. 918 837,375
2.05% , 01/15/32 .................. 890 776,687
5.00% , 02/15/33 .................. 225 227,470
5.30% , 12/07/33 .................. 685 703,491
5.35% , 06/01/34 .................. 340 348,091
5.00% , 08/01/35 .................. 260 258,319
3.90% , 10/15/46 .................. 345 266,857
4.15% , 07/01/47 .................. 230 183,649
4.35% , 04/15/48 .................. 361 294,951
Camden Property Trust
4.10% , 10/15/28 .................. 452 449,729
3.15% , 07/01/29 .................. 800 767,939
2.80% , 05/15/30 .................. 792 740,541
4.90% , 01/15/34 .................. 485 483,603
4.90% , 02/28/36 .................. 455 441,452
3.35% , 11/01/49 .................. 380 258,602
ERP Operating LP
3.25% , 08/01/27 .................. 480 473,733
Security
Par (000)
Par (000) Value
Residential REITs (continued)
3.50% , 03/01/28 .................. USD 432 $ 425,543
4.15% , 12/01/28 .................. 868 863,118
3.00% , 07/01/29 .................. 880 843,932
2.50% , 02/15/30 .................. 841 782,325
1.85% , 08/01/31 .................. 430 378,303
4.95% , 06/15/32 .................. 475 479,293
4.65% , 09/15/34 .................. 420 409,761
4.50% , 07/01/44 .................. 598 521,560
4.50% , 06/01/45 .................. 465 396,046
4.00% , 08/01/47 .................. 303 238,581
Essential Properties LP
2.95% , 07/15/31 .................. 652 590,558
5.40% , 12/01/35 .................. 320 316,440
Essex Portfolio LP
3.63% , 05/01/27 .................. 445 441,782
1.70% , 03/01/28 .................. 543 516,116
4.00% , 03/01/29 .................. 680 670,606
3.00% , 01/15/30 .................. 500 472,319
1.65% , 01/15/31 .................. 537 466,988
2.55% , 06/15/31 .................. 525 471,208
2.65% , 03/15/32 .................. 654 578,054
5.50% , 04/01/34 .................. 605 616,125
5.38% , 04/01/35 .................. 280 283,737
4.88% , 02/15/36 .................. 325 314,151
4.50% , 03/15/48 .................. 420 342,964
2.65% , 09/01/50 .................. 190 109,986
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 820 775,187
5.45% , 08/15/30 .................. 650 662,031
2.00% , 08/15/31 .................. 580 498,239
4.15% , 04/15/32 .................. 700 665,297
4.95% , 01/15/33 .................. 425 418,095
5.50% , 08/15/33 .................. 445 451,101
2.70% , 01/15/34 .................. 485 406,276
4.88% , 02/01/35 .................. 335 323,203
Mid-America Apartments LP
3.60% , 06/01/27 .................. 394 391,395
4.20% , 06/15/28 .................. 912 909,410
3.95% , 03/15/29 .................. 655 646,947
2.75% , 03/15/30 .................. 378 353,957
1.70% , 02/15/31 .................. 785 688,042
5.30% , 02/15/32 .................. 455 468,728
4.65% , 01/15/33 .................. 395 388,299
5.00% , 03/15/34 .................. 230 229,023
4.95% , 03/01/35 .................. 120 118,425
2.88% , 09/15/51 .................. 320 198,992
Store Capital LLC
4.50% , 03/15/28 .................. 533 530,462
4.63% , 03/15/29 .................. 547 541,410
5.40% , 04/30/30 .................. 380 384,033
2.75% , 11/18/30 .................. 480 433,063
4.95% , 02/11/31
(d)
................. 250 248,099
2.70% , 12/01/31 .................. 510 447,350
Sun Communities Operating LP
2.30% , 11/01/28 .................. 625 592,076
2.70% , 07/15/31 .................. 850 764,859
4.20% , 04/15/32 .................. 574 550,807
Tanger Properties LP
3.88% , 07/15/27 .................. 255 252,955
2.75% , 09/01/31 .................. 500 447,309
UDR, Inc.
3.50% , 07/01/27 .................. 220 217,711
3.50% , 01/15/28 .................. 485 477,582
4.40% , 01/26/29 .................. 670 667,200
3.20% , 01/15/30 .................. 710 677,735

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
122
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
3.00% , 08/15/31 .................. USD 825 $ 759,303
2.10% , 08/01/32 .................. 525 445,452
1.90% , 03/15/33 .................. 330 270,718
2.10% , 06/15/33 .................. 195 161,046
5.13% , 09/01/34 .................. 215 213,791
3.10% , 11/01/34 .................. 535 457,838
45,225,526
Retail REITs — 0.1%
Agree LP
2.00% , 06/15/28 .................. 285 270,707
2.90% , 10/01/30 .................. 331 307,227
4.80% , 10/01/32 .................. 480 474,570
2.60% , 06/15/33 .................. 625 531,507
5.63% , 06/15/34 .................. 430 440,750
5.60% , 06/15/35 .................. 355 364,395
Brixmor Operating Partnership LP
2.25% , 04/01/28 .................. 255 244,825
4.13% , 05/15/29 .................. 805 795,340
4.05% , 07/01/30 .................. 969 944,490
2.50% , 08/16/31 .................. 370 329,996
4.85% , 02/15/33 .................. 225 221,230
5.50% , 02/15/34 .................. 475 483,176
5.75% , 02/15/35 .................. 280 289,458
5.38% , 06/15/36 .................. 130 129,624
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(d)
..................... 556 544,165
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 200 196,160
Federal Realty OP LP
3.25% , 07/15/27 .................. 610 601,447
5.38% , 05/01/28 .................. 445 451,602
3.20% , 06/15/29 .................. 180 172,693
3.50% , 06/01/30 .................. 775 741,760
4.50% , 12/01/44 .................. 516 437,811
Kimco Realty OP LLC
1.90% , 03/01/28 .................. 575 550,800
2.70% , 10/01/30 .................. 705 656,318
2.25% , 12/01/31 .................. 250 221,024
3.20% , 04/01/32 .................. 835 771,321
4.60% , 02/01/33 .................. 565 557,039
6.40% , 03/01/34 .................. 595 645,532
4.85% , 03/01/35 .................. 285 279,665
5.30% , 02/01/36 .................. 455 460,274
4.25% , 04/01/45 .................. 565 463,878
4.13% , 12/01/46 .................. 292 234,136
4.45% , 09/01/47 .................. 350 289,818
3.70% , 10/01/49 .................. 370 268,426
Kite Realty Group LP
4.95% , 12/15/31 .................. 130 129,685
5.20% , 08/15/32 .................. 235 236,331
5.50% , 03/01/34 .................. 320 323,843
Kite Realty Group Trust, 4.75%, 09/15/30 ... 238 238,409
Link Finance Cayman 2009 Ltd. (The)
(e)
2.75% , 01/19/32 .................. 600 545,610
4.88% , 02/02/36 .................. 600 591,424
NNN REIT, Inc.
3.50% , 10/15/27 .................. 555 548,541
4.30% , 10/15/28 .................. 260 258,874
2.50% , 04/15/30 .................. 567 524,026
4.60% , 02/15/31 .................. 475 471,682
5.60% , 10/15/33 .................. 610 626,546
5.50% , 06/15/34 .................. 475 482,968
4.80% , 10/15/48 .................. 343 294,698
3.10% , 04/15/50 .................. 255 161,776
3.50% , 04/15/51 .................. 510 351,867
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.00% , 04/15/52 .................. USD 500 $ 306,093
Phillips Edison Grocery Center Operating
Partnership I LP
2.63% , 11/15/31 .................. 545 485,394
5.25% , 08/15/32 .................. 270 274,128
5.75% , 07/15/34 .................. 515 530,321
4.95% , 01/15/35 .................. 130 126,249
Realty Income Corp.
3.95% , 08/15/27 .................. 725 721,964
3.40% , 01/15/28 .................. 704 692,470
3.65% , 01/15/28 .................. 620 613,064
2.10% , 03/15/28 .................. 325 311,829
2.20% , 06/15/28 .................. 783 749,285
4.70% , 12/15/28 .................. 600 604,176
3.95% , 02/01/29 .................. 505 498,887
4.75% , 02/15/29 .................. 725 731,691
3.25% , 06/15/29 .................. 500 482,511
4.00% , 07/15/29 .................. 855 843,795
3.10% , 12/15/29 .................. 630 600,285
3.40% , 01/15/30 .................. 420 403,589
4.85% , 03/15/30 .................. 200 202,359
3.25% , 01/15/31 .................. 1,415 1,330,955
3.20% , 02/15/31 .................. 235 220,267
2.70% , 02/15/32 .................. 450 401,693
5.63% , 10/13/32 .................. 840 875,720
2.85% , 12/15/32 .................. 480 426,169
4.50% , 02/01/33 .................. 500 488,583
1.80% , 03/15/33 .................. 485 400,217
4.75% , 04/15/33 .................. 355 350,678
4.90% , 07/15/33 .................. 585 583,641
5.13% , 02/15/34 .................. 1,040 1,047,988
5.13% , 04/15/35 .................. 175 175,160
4.65% , 03/15/47 .................. 628 539,001
5.38% , 09/01/54 .................. 435 413,455
Regency Centers LP
4.13% , 03/15/28 .................. 555 552,938
2.95% , 09/15/29 .................. 550 523,781
3.70% , 06/15/30 .................. 245 237,557
5.00% , 07/15/32 .................. 435 439,128
4.50% , 03/15/33 .................. 265 258,247
5.25% , 01/15/34 .................. 595 601,845
5.10% , 01/15/35 .................. 225 223,914
4.40% , 02/01/47 .................. 240 199,744
4.65% , 03/15/49 .................. 480 404,292
Scentre Group Trust 2, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.69%), 5.13%, 09/24/80
(d) (g)
.......... 810 814,336
WEA Finance LLC
(d)
4.13% , 09/20/28 .................. 715 705,283
3.50% , 06/15/29 .................. 995 958,890
4.75% , 09/17/44 .................. 394 328,762
4.63% , 09/20/48 .................. 525 415,872
43,253,650
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32% , 03/24/28 .................. 875 878,998
3.92% , 06/01/32 .................. 460 447,850
4.39% , 06/01/52
(c)
................. 920 762,312
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
.. 225 226,191
ams-OSRAM AG, 12.25%, 03/30/29
(d)
..... 435 464,302
Analog Devices, Inc.
3.45% , 06/15/27 .................. 565 560,689
4.25% , 06/15/28 .................. 800 799,911
1.70% , 10/01/28 .................. 915 862,903

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
123
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.50% , 06/15/30 .................. USD 855 $ 857,038
2.10% , 10/01/31 .................. 963 850,628
5.05% , 04/01/34 .................. 515 524,201
2.80% , 10/01/41 .................. 785 569,141
5.30% , 12/15/45 .................. 915 879,426
2.95% , 10/01/51 .................. 1,355 863,218
5.30% , 04/01/54 .................. 645 612,782
Applied Materials, Inc.
4.80% , 06/15/29 .................. 770 783,012
1.75% , 06/01/30 .................. 1,025 922,786
4.00% , 01/15/31 .................. 445 436,435
5.10% , 10/01/35 .................. 592 600,598
4.60% , 01/15/36 .................. 425 412,138
5.85% , 06/15/41 .................. 741 773,795
4.35% , 04/01/47 .................. 1,121 945,731
2.75% , 06/01/50 .................. 742 467,434
Broadcom Corp., 3.50%, 01/15/28 ....... 1,030 1,018,590
Broadcom, Inc.
5.05% , 07/12/27 .................. 635 641,872
1.95% , 02/15/28 .................. 839 806,826
4.80% , 04/15/28 .................. 1,025 1,036,626
4.00% , 04/15/29
(d)
................. 1,360 1,346,654
4.75% , 04/15/29 .................. 1,046 1,057,443
5.05% , 07/12/29 .................. 1,435 1,462,572
4.35% , 02/15/30 .................. 1,475 1,469,312
5.00% , 04/15/30 .................. 520 529,225
5.05% , 04/15/30 .................. 720 734,429
4.60% , 07/15/30 .................. 1,510 1,516,072
4.20% , 10/15/30 .................. 485 479,264
4.15% , 11/15/30 .................. 1,786 1,758,361
4.30% , 01/15/31 .................. 440 436,435
2.45% , 02/15/31 .................. 2,840 2,587,120
5.15% , 11/15/31 .................. 1,745 1,786,877
4.55% , 02/15/32 .................. 1,100 1,091,721
4.15% , 04/15/32
(d)
................. 1,335 1,294,074
5.20% , 04/15/32 .................. 625 640,320
4.90% , 07/15/32 .................. 1,670 1,684,933
4.30% , 11/15/32 .................. 1,849 1,804,609
4.60% , 01/15/33 .................. 910 898,900
2.60% , 02/15/33 .................. 1,825 1,596,496
3.42% , 04/15/33 .................. 2,216 2,029,394
3.47% , 04/15/34 .................. 3,155 2,846,417
4.80% , 10/15/34 .................. 1,855 1,830,196
5.20% , 07/15/35 .................. 2,410 2,429,920
3.14% , 11/15/35
(d)
................. 3,355 2,859,651
4.95% , 01/15/36 .................. 1,330 1,315,047
4.80% , 02/15/36 .................. 2,045 1,998,206
3.19% , 11/15/36
(d)
................. 2,815 2,364,435
4.93% , 05/15/37
(d)
................. 3,215 3,130,816
4.90% , 02/15/38 .................. 1,515 1,463,167
3.50% , 02/15/41 .................. 3,474 2,776,723
3.75% , 02/15/51 .................. 1,868 1,386,416
5.70% , 01/15/56 .................. 1,335 1,325,384
Entegris, Inc.
(d)
4.38% , 04/15/28 .................. 450 443,908
4.75% , 04/15/29 .................. 1,595 1,584,507
3.63% , 05/01/29
(c)
................. 415 397,044
5.95% , 06/15/30 .................. 858 868,898
Foundry JV Holdco LLC
(d)
5.90% , 01/25/30 .................. 535 554,796
5.50% , 01/25/31 .................. 1,475 1,514,528
6.15% , 01/25/32 .................. 860 905,246
5.90% , 01/25/33 .................. 1,075 1,119,932
5.88% , 01/25/34 .................. 1,290 1,310,310
6.25% , 01/25/35 .................. 1,425 1,506,235
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
6.10% , 01/25/36 .................. USD 1,200 $ 1,259,207
6.20% , 01/25/37 .................. 1,385 1,460,377
6.40% , 01/25/38 .................. 625 666,672
6.30% , 01/25/39 .................. 795 845,008
Intel Corp.
3.15% , 05/11/27 .................. 1,205 1,191,433
3.75% , 08/05/27 .................. 780 773,479
4.88% , 02/10/28 .................. 2,150 2,164,193
1.60% , 08/12/28 .................. 890 835,707
4.00% , 08/05/29 .................. 835 821,197
2.45% , 11/15/29 .................. 1,964 1,828,328
5.13% , 02/10/30 .................. 1,285 1,305,804
3.90% , 03/25/30 .................. 1,464 1,423,113
5.00% , 02/21/31 .................. 885 893,560
4.65% , 06/01/31 .................. 1,555 1,548,816
2.00% , 08/12/31 .................. 1,284 1,119,962
4.15% , 08/05/32 .................. 1,125 1,081,577
4.00% , 12/15/32 .................. 796 753,026
5.20% , 02/10/33 .................. 2,030 2,056,790
5.00% , 08/15/33 .................. 1,570 1,563,730
5.15% , 02/21/34
(c)
................. 940 941,136
5.30% , 05/15/36 .................. 1,935 1,927,352
4.60% , 03/25/40 .................. 1,015 905,884
2.80% , 08/12/41 .................. 950 661,300
4.80% , 10/01/41 .................. 845 749,077
4.25% , 12/15/42 .................. 492 401,714
5.63% , 02/10/43 .................. 995 957,604
4.90% , 07/29/45 .................. 895 769,636
4.10% , 05/19/46 .................. 1,315 1,009,257
4.10% , 05/11/47 .................. 938 712,225
3.73% , 12/08/47 .................. 2,051 1,464,200
3.25% , 11/15/49 .................. 2,028 1,305,389
4.75% , 03/25/50 .................. 2,110 1,729,985
3.05% , 08/12/51 .................. 1,363 839,873
4.90% , 08/05/52 .................. 1,445 1,201,044
5.70% , 02/10/53 .................. 2,080 1,944,786
5.60% , 02/21/54 .................. 865 804,171
6.13% , 05/15/56 .................. 1,730 1,719,120
3.10% , 02/15/60 .................. 1,040 585,211
4.95% , 03/25/60 .................. 1,025 835,327
3.20% , 08/12/61
(c)
................. 630 361,050
5.05% , 08/05/62 .................. 1,070 880,879
5.90% , 02/10/63 .................. 1,055 997,068
6.20% , 05/15/66 .................. 1,300 1,280,537
Kioxia Holdings Corp.
(d)
6.25% , 07/24/30 .................. 715 736,685
6.63% , 07/24/33 .................. 1,045 1,091,783
KLA Corp.
4.10% , 03/15/29 .................. 1,094 1,087,355
4.65% , 07/15/32 .................. 785 789,120
4.70% , 02/01/34 .................. 645 638,885
5.00% , 03/15/49 .................. 546 494,528
3.30% , 03/01/50 .................. 940 642,702
4.95% , 07/15/52 .................. 1,520 1,362,103
5.25% , 07/15/62 .................. 985 894,801
Lam Research Corp.
4.00% , 03/15/29 .................. 1,090 1,082,101
1.90% , 06/15/30 .................. 1,013 918,547
4.88% , 03/15/49 .................. 841 755,994
2.88% , 06/15/50 .................. 999 632,992
3.13% , 06/15/60 .................. 635 385,140
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 786 756,509
4.88% , 06/22/28 .................. 659 665,453
5.75% , 02/15/29 .................. 545 562,535

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
124
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.75% , 07/15/30 .................. USD 525 $ 527,337
2.95% , 04/15/31 .................. 732 675,060
5.95% , 09/15/33 .................. 490 516,642
5.45% , 07/15/35 .................. 405 414,086
5.30% , 04/15/36 .................. 600 601,007
Microchip Technology, Inc.
4.90% , 03/15/28 .................. 740 744,544
5.05% , 03/15/29 .................. 620 627,784
5.05% , 02/15/30 .................. 825 832,995
Micron Technology, Inc.
2.70% , 04/15/32 .................. 1,085 969,008
3.37% , 11/01/41 .................. 645 497,995
3.48% , 11/01/51 .................. 665 463,037
NVIDIA Corp.
1.55% , 06/15/28 .................. 1,560 1,481,771
2.85% , 04/01/30 .................. 1,817 1,722,427
2.00% , 06/15/31 .................. 1,404 1,258,527
3.50% , 04/01/40 .................. 1,484 1,235,618
3.50% , 04/01/50
(c)
................. 1,958 1,438,554
3.70% , 04/01/60 .................. 885 633,617
NXP BV
3.15% , 05/01/27 .................. 779 769,518
4.40% , 06/01/27 .................. 265 265,145
4.30% , 08/19/28 .................. 460 458,402
5.55% , 12/01/28 .................. 652 666,415
4.30% , 06/18/29 .................. 1,178 1,168,301
3.40% , 05/01/30 .................. 1,012 967,160
2.50% , 05/11/31 .................. 1,565 1,407,051
2.65% , 02/15/32 .................. 940 834,643
4.85% , 08/19/32 .................. 370 367,210
5.00% , 01/15/33 .................. 745 745,719
5.25% , 08/19/35 .................. 635 634,909
3.25% , 05/11/41 .................. 910 684,491
3.13% , 02/15/42 .................. 855 610,083
3.25% , 11/30/51 .................. 730 472,205
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
. 685 666,765
Qnity Electronics, Inc.
(d)
5.75% , 08/15/32 .................. 575 581,141
6.25% , 08/15/33 .................. 690 705,638
Qorvo, Inc.
4.38% , 10/15/29 .................. 1,022 1,002,432
3.38% , 04/01/31
(d)
................. 935 854,697
QUALCOMM, Inc.
3.25% , 05/20/27 .................. 1,513 1,501,331
1.30% , 05/20/28 .................. 1,318 1,244,381
2.15% , 05/20/30 .................. 1,493 1,366,917
4.50% , 05/20/30 .................. 485 487,554
1.65% , 05/20/32 .................. 751 637,303
4.25% , 05/20/32 .................. 890 875,830
4.75% , 05/20/32 .................. 545 549,336
5.40% , 05/20/33 .................. 720 750,738
4.65% , 05/20/35 .................. 1,005 990,944
5.00% , 05/20/35 .................. 530 530,462
4.80% , 05/20/45 .................. 1,365 1,217,566
4.30% , 05/20/47 .................. 1,685 1,375,094
3.25% , 05/20/50 .................. 1,105 742,029
4.50% , 05/20/52 .................. 1,140 937,374
6.00% , 05/20/53 .................. 1,140 1,165,067
SK hynix, Inc.
(e)
6.38% , 01/17/28
(c)
................. 1,900 1,961,203
4.25% , 09/11/28 .................. 600 597,950
5.50% , 01/16/29 .................. 800 821,913
4.38% , 09/11/30 .................. 400 397,552
2.38% , 01/19/31
(c)
................. 1,000 909,852
6.50% , 01/17/33
(c)
................. 700 768,496
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc., 3.00%, 06/01/31 .. USD 690 $ 621,774
Synaptics, Inc., 4.00%, 06/15/29
(d)
........ 400 381,479
Texas Instruments, Inc.
2.90% , 11/03/27 .................. 440 432,634
4.60% , 02/15/28 .................. 1,047 1,055,007
4.60% , 02/08/29 .................. 535 541,704
2.25% , 09/04/29 .................. 989 926,512
1.75% , 05/04/30 .................. 1,027 929,152
4.50% , 05/23/30 .................. 635 637,951
1.90% , 09/15/31 .................. 675 595,085
3.65% , 08/16/32 .................. 295 281,493
4.90% , 03/14/33 .................. 880 898,226
4.85% , 02/08/34 .................. 325 328,658
5.10% , 05/23/35 .................. 780 790,973
3.88% , 03/15/39 .................. 1,247 1,096,067
4.15% , 05/15/48 .................. 1,855 1,521,114
2.70% , 09/15/51 .................. 1,211 727,988
4.10% , 08/16/52 .................. 555 436,127
5.00% , 03/14/53 .................. 475 432,259
5.15% , 02/08/54 .................. 385 360,002
5.05% , 05/18/63 .................. 1,115 988,569
TSMC Arizona Corp.
4.13% , 04/22/29 .................. 265 264,504
2.50% , 10/25/31 .................. 815 739,380
4.25% , 04/22/32 .................. 655 649,124
3.13% , 10/25/41 .................. 1,895 1,537,743
3.25% , 10/25/51 .................. 1,010 753,805
4.50% , 04/22/52
(c)
................. 565 521,484
TSMC Global Ltd.
(e)
4.38% , 07/22/27 .................. 200 200,170
1.00% , 09/28/27 .................. 800 764,187
1.75% , 04/23/28 .................. 1,000 953,354
1.38% , 09/28/30 .................. 2,000 1,761,792
2.25% , 04/23/31 .................. 1,400 1,267,263
4.63% , 07/22/32
(c)
................. 400 403,813
Xilinx, Inc., 2.38%, 06/01/30 ........... 1,161 1,071,971
216,416,653
Software — 0.7%
Adobe, Inc.
4.75% , 01/17/28
(c)
................. 460 464,551
4.80% , 04/04/29 .................. 950 962,938
4.95% , 01/17/30 .................. 240 244,570
2.30% , 02/01/30 .................. 1,771 1,634,813
4.95% , 04/04/34 .................. 705 700,983
5.30% , 01/17/35
(c)
................. 410 415,660
AppLovin Corp.
5.13% , 12/01/29 .................. 975 982,758
5.38% , 12/01/31 .................. 625 631,376
5.50% , 12/01/34 .................. 1,240 1,237,051
5.95% , 12/01/54 .................. 695 638,443
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
. 2,360 2,248,999
Atlassian Corp.
5.25% , 05/15/29 .................. 665 668,150
5.50% , 05/15/34 .................. 535 522,153
Autodesk, Inc.
3.50% , 06/15/27 .................. 835 826,678
2.85% , 01/15/30 .................. 1,097 1,029,646
2.40% , 12/15/31 .................. 970 854,503
5.30% , 06/15/35 .................. 535 536,085
Cadence Design Systems, Inc.
4.20% , 09/10/27 .................. 345 344,766
4.30% , 09/10/29 .................. 915 911,538
4.70% , 09/10/34 .................. 475 467,935
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
.. 760 732,796

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
125
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Castle US Holding Corp., 10.00%, 06/30/31
(d)
. USD 205 $ 39,910
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 .................. 940 907,606
4.88% , 07/01/29 .................. 930 842,867
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 3,900 3,797,820
9.00% , 09/30/29 .................. 3,810 3,740,316
8.25% , 06/30/32 .................. 1,680 1,595,607
6.63% , 08/15/33 .................. 1,080 968,471
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(d)
..................... 450 446,248
Constellation Software, Inc.
(d)
5.16% , 02/16/29 .................. 800 802,530
5.46% , 02/16/34 .................. 610 597,520
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 752 716,737
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 570 497,167
Elastic NV, 4.13%, 07/15/29
(d)
.......... 590 559,739
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 845 832,055
Fair Isaac Corp.
(d)
4.00% , 06/15/28 .................. 1,240 1,210,936
6.00% , 05/15/33 .................. 1,390 1,370,931
6.25% , 09/15/34 .................. 1,175 1,156,093
Fortinet, Inc., 2.20%, 03/15/31 .......... 697 620,272
Gen Digital, Inc.
(d)
6.75% , 09/30/27 .................. 965 969,763
7.13% , 09/30/30 .................. 995 1,009,783
6.25% , 04/01/33 .................. 925 901,449
GoTo Group, Inc.
(d)
5.50% , 05/01/28
(c)
................. 332 84,086
5.50% , 05/01/28 .................. 437 335,445
Intuit, Inc.
1.35% , 07/15/27 .................. 1,054 1,019,840
5.13% , 09/15/28 .................. 730 743,093
1.65% , 07/15/30 .................. 1,006 897,084
5.20% , 09/15/33 .................. 1,270 1,284,601
5.50% , 09/15/53 .................. 1,525 1,375,529
McAfee Corp., 7.38%, 02/15/30
(c) (d)
....... 1,996 1,616,622
Microsoft Corp.
3.40% , 06/15/27 .................. 1,195 1,189,581
1.35% , 09/15/30 .................. 823 732,350
3.50% , 02/12/35
(c)
................. 1,774 1,646,218
4.20% , 11/03/35
(c)
................. 705 687,592
3.45% , 08/08/36 .................. 1,881 1,684,208
4.10% , 02/06/37 .................. 1,063 1,007,397
5.20% , 06/01/39 .................. 790 814,100
4.50% , 10/01/40 .................. 600 569,411
5.30% , 02/08/41 .................. 1,105 1,124,959
3.50% , 11/15/42 .................. 513 409,554
3.75% , 02/12/45 .................. 700 563,649
4.45% , 11/03/45 .................. 1,203 1,058,436
3.70% , 08/08/46 .................. 1,780 1,394,488
4.25% , 02/06/47 .................. 1,185 1,007,026
4.50% , 06/15/47 .................. 596 518,685
2.53% , 06/01/50 .................. 6,318 3,727,299
2.50% , 09/15/50 .................. 1,749 1,028,210
2.92% , 03/17/52 .................. 5,497 3,499,338
4.00% , 02/12/55 .................. 575 441,674
4.75% , 11/03/55 .................. —
(l)
89
3.95% , 08/08/56 .................. 700 530,009
4.50% , 02/06/57 .................. 1,230 1,038,314
2.68% , 06/01/60 .................. 3,374 1,858,563
3.04% , 03/17/62 .................. 1,844 1,101,246
NCR Voyix Corp.
(d)
5.00% , 10/01/28 .................. 730 714,920
5.13% , 04/15/29 .................. 501 486,786
Security
Par (000)
Par (000) Value
Software (continued)
OAK-Eagle Acquireco, Inc.
(d)
7.25% , 07/01/33 .................. USD 2,890 $ 2,974,095
8.75% , 07/01/34 .................. 2,460 2,556,163
Open Text Corp.
(d)
6.90% , 12/01/27 .................. 1,135 1,160,835
3.88% , 02/15/28 .................. 975 943,073
3.88% , 12/01/29 .................. 910 821,877
Open Text Holdings, Inc.
(d)
4.13% , 02/15/30 .................. 870 783,719
4.13% , 12/01/31 .................. 668 570,193
Oracle Corp.
3.25% , 11/15/27 .................. 2,819 2,757,862
2.30% , 03/25/28 .................. 1,831 1,748,396
4.50% , 05/06/28 .................. 960 955,433
4.80% , 08/03/28 .................. 1,700 1,697,578
4.55% , 02/04/29 .................. 3,410 3,367,162
4.20% , 09/27/29 .................. 1,630 1,582,756
6.15% , 11/09/29 .................. 1,300 1,338,198
2.95% , 04/01/30 .................. 3,120 2,857,652
4.65% , 05/06/30 .................. 735 720,122
3.25% , 05/15/30 .................. 622 575,749
4.45% , 09/26/30 .................. 2,215 2,135,881
4.95% , 02/04/31 .................. 3,510 3,434,481
2.88% , 03/25/31 .................. 3,194 2,837,915
5.25% , 02/03/32 .................. 1,320 1,299,258
4.80% , 09/26/32 .................. 2,990 2,842,600
6.25% , 11/09/32 .................. 2,130 2,184,983
4.90% , 02/06/33 .................. 1,620 1,538,138
5.35% , 05/04/33 .................. 3,435 3,337,259
4.30% , 07/08/34 .................. 1,975 1,755,265
4.70% , 09/27/34 .................. 1,915 1,745,586
3.90% , 05/15/35 .................. 1,455 1,229,089
5.50% , 08/03/35 .................. 1,955 1,862,199
5.20% , 09/26/35 .................. 4,130 3,844,946
5.70% , 02/04/36 .................. 2,760 2,649,641
3.85% , 07/15/36 .................. 1,450 1,193,025
3.80% , 11/15/37 .................. 1,842 1,456,559
6.50% , 04/15/38 .................. 1,207 1,205,859
6.13% , 07/08/39 .................. 1,248 1,202,573
3.60% , 04/01/40 .................. 3,174 2,285,876
5.38% , 07/15/40 .................. 2,315 2,015,146
3.65% , 03/25/41 .................. 2,149 1,520,067
4.50% , 07/08/44 .................. 706 519,487
4.13% , 05/15/45 .................. 1,993 1,367,140
5.88% , 09/26/45 .................. 3,365 2,899,306
6.55% , 02/04/46 .................. 4,225 3,921,325
4.00% , 07/15/46 .................. 2,881 1,922,305
4.00% , 11/15/47 .................. 2,200 1,447,683
3.60% , 04/01/50 .................. 4,180 2,496,662
3.95% , 03/25/51 .................. 3,189 2,005,508
6.90% , 11/09/52 .................. 2,390 2,257,870
5.55% , 02/06/53 .................. 2,228 1,767,138
5.38% , 09/27/54 .................. 1,695 1,305,986
4.38% , 05/15/55 .................. 1,280 840,030
6.00% , 08/03/55 .................. 1,750 1,464,207
5.95% , 09/26/55 .................. 2,500 2,094,600
6.70% , 02/04/56 .................. 4,080 3,759,410
3.85% , 04/01/60 .................. 3,470 2,005,770
4.10% , 03/25/61 .................. 1,493 904,400
5.50% , 09/27/64 .................. 1,260 957,171
6.13% , 08/03/65 .................. 990 820,591
6.10% , 09/26/65 .................. 2,260 1,860,803
6.85% , 02/04/66 .................. 4,075 3,734,452
Pagaya US Holdings Co. LLC, 8.88%,
08/01/30
(c) (d)
.................... 450 348,286

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
126
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
PTC, Inc., 4.00%, 02/15/28
(d)
........... USD 514 $ 501,790
Rackspace Finance LLC, 3.50%, 05/15/28
(d)
. 346 171,136
RingCentral, Inc., 8.50%, 08/15/30
(d)
...... 410 427,982
Rocket Software, Inc.
(d)
9.00% , 11/28/28 .................. 790 784,914
6.50% , 02/15/29 .................. 600 533,976
Roper Technologies, Inc.
1.40% , 09/15/27 .................. 935 896,612
4.20% , 09/15/28 .................. 781 774,891
4.25% , 09/15/28 .................. 260 258,118
2.95% , 09/15/29 .................. 718 679,374
4.50% , 10/15/29 .................. 690 685,876
2.00% , 06/30/30 .................. 727 650,279
4.45% , 09/15/30 .................. 410 403,846
1.75% , 02/15/31 .................. 1,136 984,181
4.75% , 02/15/32 .................. 510 504,803
4.90% , 10/15/34 .................. 1,115 1,078,365
5.10% , 09/15/35 .................. 1,170 1,136,835
Salesforce, Inc.
4.50% , 03/15/28 .................. 3,050 3,053,363
3.70% , 04/11/28 .................. 1,654 1,635,579
1.50% , 07/15/28 .................. 1,170 1,099,510
4.65% , 03/15/29 .................. 3,090 3,095,438
1.95% , 07/15/31 .................. 1,240 1,080,164
4.90% , 09/15/31 .................. 3,130 3,120,930
5.20% , 03/15/33 .................. 2,480 2,475,980
5.55% , 03/15/36 .................. 3,275 3,265,308
2.70% , 07/15/41 .................. 1,880 1,282,436
6.40% , 03/15/46 .................. 1,250 1,248,705
2.90% , 07/15/51 .................. 2,555 1,476,611
6.55% , 03/15/56 .................. 3,225 3,203,702
3.05% , 07/15/61 .................. 1,660 921,961
6.70% , 03/15/66 .................. 1,230 1,234,991
ServiceNow, Inc., 1.40%, 09/01/30 ....... 1,855 1,616,409
SS&C Technologies, Inc.
(d)
5.50% , 09/30/27 .................. 2,078 2,077,801
6.50% , 06/01/32 .................. 745 753,799
Synopsys, Inc.
4.65% , 04/01/28 .................. 790 794,892
4.85% , 04/01/30 .................. 1,840 1,855,200
5.00% , 04/01/32 .................. 1,480 1,495,688
5.15% , 04/01/35 .................. 2,180 2,179,358
5.70% , 04/01/55 .................. 1,545 1,479,769
Trimble, Inc.
4.90% , 06/15/28 .................. 851 853,102
6.10% , 03/15/33 .................. 935 980,914
UKG, Inc., 6.88%, 02/01/31
(d)
........... 2,464 2,397,040
VMware LLC
1.80% , 08/15/28 .................. 950 897,574
4.70% , 05/15/30 .................. 891 895,571
2.20% , 08/15/31 .................. 1,480 1,309,529
Workday, Inc.
3.70% , 04/01/29 .................. 955 931,029
3.80% , 04/01/32 .................. 990 921,729
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
715 580,609
249,205,622
Specialized REITs — 0.2%
American Tower Corp.
3.55% , 07/15/27 .................. 909 900,213
3.60% , 01/15/28 .................. 859 846,919
1.50% , 01/31/28 .................. 830 789,437
5.50% , 03/15/28 .................. 916 932,333
5.25% , 07/15/28 .................. 630 639,860
5.80% , 11/15/28 .................. 1,120 1,153,648
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.20% , 02/15/29 .................. USD 1,005 $ 1,022,469
3.95% , 03/15/29 .................. 877 863,575
3.80% , 08/15/29 .................. 1,867 1,824,557
2.90% , 01/15/30 .................. 904 850,898
5.00% , 01/31/30 .................. 650 658,373
4.90% , 03/15/30 .................. 1,020 1,029,984
2.10% , 06/15/30 .................. 911 823,647
1.88% , 10/15/30 .................. 842 747,880
2.70% , 04/15/31 .................. 925 841,093
2.30% , 09/15/31 .................. 1,165 1,029,199
4.05% , 03/15/32 .................. 754 724,731
4.70% , 12/15/32 .................. 430 424,342
5.65% , 03/15/33 .................. 900 933,181
5.55% , 07/15/33 .................. 1,075 1,105,692
5.90% , 11/15/33 .................. 1,150 1,204,615
5.45% , 02/15/34 .................. 690 702,938
5.40% , 01/31/35 .................. 720 728,571
5.35% , 03/15/35 .................. 685 690,460
3.70% , 10/15/49 .................. 686 494,550
3.10% , 06/15/50 .................. 1,207 772,459
2.95% , 01/15/51 .................. 1,210 750,504
Crown Castle, Inc.
3.65% , 09/01/27 .................. 1,059 1,047,269
5.00% , 01/11/28 .................. 1,060 1,067,862
3.80% , 02/15/28 .................. 1,177 1,160,845
4.80% , 09/01/28 .................. 975 979,782
4.30% , 02/15/29 .................. 995 986,197
5.60% , 06/01/29 .................. 795 815,258
4.90% , 09/01/29 .................. 1,050 1,054,753
3.10% , 11/15/29 .................. 702 664,199
3.30% , 07/01/30 .................. 937 882,376
2.25% , 01/15/31 .................. 1,255 1,112,353
2.10% , 04/01/31 .................. 1,207 1,057,767
2.50% , 07/15/31 .................. 890 788,060
5.10% , 05/01/33 .................. 920 911,884
5.80% , 03/01/34 .................. 900 926,753
5.20% , 09/01/34 .................. 800 794,719
2.90% , 04/01/41 .................. 1,525 1,094,280
4.75% , 05/15/47 .................. 484 402,751
5.20% , 02/15/49 .................. 379 332,702
4.00% , 11/15/49 .................. 570 414,202
4.15% , 07/01/50 .................. 650 493,718
3.25% , 01/15/51 .................. 1,271 819,147
CubeSmart LP
2.25% , 12/15/28 .................. 935 883,552
4.38% , 02/15/29 .................. 157 156,051
3.00% , 02/15/30 .................. 360 338,936
2.00% , 02/15/31 .................. 280 246,209
2.50% , 02/15/32 .................. 770 675,925
5.13% , 11/01/35 .................. 125 123,485
EPR Properties
4.50% , 06/01/27 .................. 400 398,500
4.95% , 04/15/28 .................. 270 270,097
3.75% , 08/15/29 .................. 575 553,169
4.75% , 11/15/30 .................. 275 270,241
3.60% , 11/15/31 .................. 450 412,703
Equinix, Inc.
1.80% , 07/15/27 .................. 725 703,276
1.55% , 03/15/28 .................. 615 583,941
2.00% , 05/15/28 .................. 584 556,934
3.20% , 11/18/29 .................. 1,186 1,131,048
2.15% , 07/15/30 .................. 1,168 1,052,842
2.50% , 05/15/31 .................. 745 667,592
3.90% , 04/15/32 .................. 1,015 962,798
3.00% , 07/15/50 .................. 1,137 711,087

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
127
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.95% , 09/15/51 .................. USD 860 $ 530,828
3.40% , 02/15/52 .................. 910 606,742
Extra Space Storage LP
3.88% , 12/15/27 .................. 750 743,236
5.70% , 04/01/28 .................. 679 693,023
3.90% , 04/01/29 .................. 105 103,110
4.00% , 06/15/29 .................. 463 455,451
5.50% , 07/01/30 .................. 1,090 1,118,454
2.20% , 10/15/30 .................. 530 474,573
5.90% , 01/15/31 .................. 490 510,291
2.55% , 06/01/31 .................. 645 578,857
2.40% , 10/15/31 .................. 660 580,200
2.35% , 03/15/32 .................. 680 588,584
4.95% , 01/15/33 .................. 175 173,340
5.40% , 02/01/34 .................. 600 604,922
5.35% , 01/15/35 .................. 275 276,379
5.40% , 06/15/35 .................. 490 492,681
Iron Mountain, Inc.
(d)
4.88% , 09/15/27 .................. 1,022 1,019,983
5.25% , 03/15/28 .................. 970 968,193
5.00% , 07/15/28 .................. 700 696,577
7.00% , 02/15/29 .................. 810 827,838
4.88% , 09/15/29 .................. 1,020 1,005,244
5.25% , 07/15/30 .................. 1,450 1,438,843
4.50% , 02/15/31 .................. 1,055 1,013,584
5.63% , 07/15/32 .................. 745 739,659
6.25% , 01/15/33 .................. 1,100 1,114,283
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 .................. 1,035 1,048,367
6.25% , 09/15/32 .................. 540 542,531
Public Storage Operating Co.
3.09% , 09/15/27 .................. 775 763,958
1.85% , 05/01/28 .................. 885 844,821
1.95% , 11/09/28 .................. 735 694,270
5.13% , 01/15/29 .................. 570 582,308
3.39% , 05/01/29 .................. 610 594,746
4.38% , 07/01/30 .................. 560 559,946
2.30% , 05/01/31 .................. 760 684,163
2.25% , 11/09/31 .................. 745 661,825
5.10% , 08/01/33 .................. 615 625,697
5.00% , 07/01/35
(c)
................. 550 547,680
5.00% , 12/15/35 .................. 235 232,268
5.35% , 08/01/53 .................. 1,050 986,723
SBA Communications Corp.
3.88% , 02/15/27 .................. 1,550 1,540,651
3.13% , 02/01/29 .................. 1,530 1,472,898
Weyerhaeuser Co.
6.95% , 10/01/27 .................. 362 373,825
4.00% , 11/15/29 .................. 863 846,728
4.00% , 04/15/30 .................. 918 894,318
7.38% , 03/15/32 .................. 741 828,246
3.38% , 03/09/33 .................. 360 324,383
4.00% , 03/09/52 .................. 595 438,927
85,435,545
Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27
(d)
........ 405 404,822
Advance Auto Parts, Inc.
1.75% , 10/01/27 .................. 380 362,309
5.95% , 03/09/28 .................. 405 411,798
3.90% , 04/15/30 .................. 678 634,772
7.00% , 08/01/30
(d)
................. 750 773,762
3.50% , 03/15/32 .................. 350 307,310
7.38% , 08/01/33
(d)
................. 695 715,382
Arko Corp., 5.13%, 11/15/29
(d)
.......... 470 423,632
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 416 $ 411,400
4.63% , 11/15/29
(d)
................. 820 798,372
4.75% , 03/01/30 .................. 498 484,775
5.00% , 02/15/32
(d)
................. 650 623,403
AutoNation, Inc.
3.80% , 11/15/27 .................. 275 271,971
1.95% , 08/01/28 .................. 506 477,425
4.45% , 01/15/29 .................. 700 694,339
4.75% , 06/01/30 .................. 631 627,908
2.40% , 08/01/31 .................. 830 729,526
3.85% , 03/01/32 .................. 625 583,180
5.89% , 03/15/35 .................. 295 302,074
AutoZone, Inc.
3.75% , 06/01/27 .................. 503 499,739
4.50% , 02/01/28 .................. 625 626,373
6.25% , 11/01/28 .................. 615 641,397
3.75% , 04/18/29 .................. 705 691,472
5.10% , 07/15/29 .................. 580 590,704
4.00% , 04/15/30 .................. 878 858,839
5.13% , 06/15/30 .................. 255 259,791
1.65% , 01/15/31 .................. 853 743,974
4.75% , 08/01/32 .................. 725 719,332
4.75% , 02/01/33 .................. 780 769,674
5.20% , 08/01/33 .................. 235 237,678
6.55% , 11/01/33 .................. 510 556,756
5.40% , 07/15/34 .................. 840 854,882
Bath & Body Works, Inc.
5.25% , 02/01/28 .................. 445 445,797
7.50% , 06/15/29 .................. 465 472,167
6.63% , 10/01/30
(d)
................. 840 850,017
6.95% , 03/01/33 .................. 320 311,360
6.88% , 11/01/35 .................. 726 716,572
6.75% , 07/01/36 .................. 611 594,261
7.60% , 07/15/37 .................. 240 234,094
Best Buy Co., Inc.
4.45% , 10/01/28 .................. 936 937,141
1.95% , 10/01/30 .................. 975 871,871
Carvana Co.
(d)(f)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 1,688 1,755,695
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,221 2,456,089
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
725 761,838
Dick's Sporting Goods, Inc.
4.00% , 10/01/29
(d)
................. 255 248,317
3.15% , 01/15/32 .................. 810 738,486
4.10% , 01/15/52 .................. 1,095 777,686
EG Global Finance plc, 12.00%, 11/30/28
(d)
.. 1,105 1,178,966
Gap, Inc. (The)
(d)
3.63% , 10/01/29 .................. 840 792,785
3.88% , 10/01/31 .................. 860 786,253
Gee Automotive Holdings LLC, 7.25%,
03/01/31
(d)
..................... 350 354,660
Global Auto Holdings Ltd.
(d)
8.38% , 01/15/29 .................. 530 503,618
11.50% , 08/15/29 ................. 475 482,390
8.75% , 01/15/32 .................. 590 534,752
Group 1 Automotive, Inc.
(d)
4.00% , 08/15/28 .................. 755 735,033
6.38% , 01/15/30 .................. 550 558,487
Home Depot, Inc. (The)
4.88% , 06/25/27 .................. 940 948,343
2.80% , 09/14/27 .................. 1,083 1,065,560
0.90% , 03/15/28 .................. 595 561,894

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
128
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.50% , 09/15/28 .................. USD 1,190 $ 1,122,541
3.75% , 09/15/28 .................. 325 322,667
3.90% , 12/06/28 .................. 1,280 1,273,107
4.90% , 04/15/29 .................. 595 606,142
2.95% , 06/15/29 .................. 2,103 2,023,377
4.75% , 06/25/29 .................. 1,495 1,517,556
2.70% , 04/15/30 .................. 1,468 1,381,879
3.95% , 09/15/30
(c)
................. 395 390,069
1.38% , 03/15/31 .................. 1,560 1,351,560
4.85% , 06/25/31 .................. 1,040 1,061,782
1.88% , 09/15/31 .................. 935 819,782
3.25% , 04/15/32 .................. 1,500 1,401,207
4.50% , 09/15/32 .................. 855 854,109
4.95% , 06/25/34 .................. 1,780 1,789,871
4.65% , 09/15/35 .................. 810 788,594
5.88% , 12/16/36 .................. 3,394 3,611,058
3.30% , 04/15/40 .................. 1,261 1,008,684
5.40% , 09/15/40 .................. 613 618,246
5.95% , 04/01/41 .................. 642 678,854
4.20% , 04/01/43 .................. 982 828,163
4.88% , 02/15/44 .................. 1,083 985,827
4.40% , 03/15/45 .................. 1,006 852,303
4.25% , 04/01/46 .................. 1,619 1,335,954
3.90% , 06/15/47 .................. 1,298 1,004,374
4.50% , 12/06/48 .................. 1,598 1,342,150
3.13% , 12/15/49 .................. 1,335 882,125
3.35% , 04/15/50 .................. 1,596 1,097,305
2.38% , 03/15/51 .................. 1,303 726,685
2.75% , 09/15/51 .................. 853 512,535
3.63% , 04/15/52 .................. 1,545 1,102,602
4.95% , 09/15/52 .................. 1,040 924,590
5.30% , 06/25/54 .................. 1,635 1,526,848
3.50% , 09/15/56 .................. 1,045 710,871
5.40% , 06/25/64 .................. 230 215,324
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 600 578,712
JMH Co. Ltd.
(e)
2.50% , 04/09/31 .................. 800 727,140
2.88% , 04/09/36 .................. 400 334,810
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
435 430,305
LBM Acquisition LLC
(d)
6.25% , 01/15/29 .................. 760 526,501
9.50% , 06/15/31 .................. 900 789,540
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 .................. 1,037 1,015,582
8.25% , 08/01/31 .................. 860 900,332
Lithia Motors, Inc.
(d)
4.63% , 12/15/27 .................. 430 427,428
3.88% , 06/01/29 .................. 740 708,716
5.50% , 10/01/30 .................. 515 512,413
4.38% , 01/15/31 .................. 575 545,002
Lowe's Cos., Inc.
3.10% , 05/03/27 .................. 1,343 1,330,313
3.95% , 10/15/27 .................. 925 922,420
1.30% , 04/15/28 .................. 1,180 1,114,441
1.70% , 09/15/28 .................. 1,085 1,020,967
4.00% , 10/15/28 .................. 915 908,040
6.50% , 03/15/29 .................. 380 401,331
3.65% , 04/05/29 .................. 1,483 1,452,788
4.50% , 04/15/30 .................. 1,378 1,380,752
1.70% , 10/15/30 .................. 1,420 1,257,089
4.25% , 03/15/31 .................. 1,240 1,221,220
2.63% , 04/01/31 .................. 1,270 1,160,884
3.75% , 04/01/32 .................. 1,500 1,424,573
4.50% , 10/15/32 .................. 1,055 1,036,689
5.00% , 04/15/33 .................. 1,130 1,136,928
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.15% , 07/01/33 .................. USD 530 $ 535,864
4.85% , 10/15/35 .................. 1,190 1,161,026
5.50% , 10/15/35 .................. 275 281,862
5.00% , 04/15/40 .................. 428 402,851
2.80% , 09/15/41 .................. 1,155 813,478
4.65% , 04/15/42 .................. 665 589,677
4.38% , 09/15/45 .................. 610 498,822
3.70% , 04/15/46 .................. 1,305 962,921
4.05% , 05/03/47 .................. 1,658 1,278,319
4.55% , 04/05/49 .................. 625 510,978
5.13% , 04/15/50 .................. 528 469,423
3.00% , 10/15/50 .................. 1,804 1,112,997
3.50% , 04/01/51 .................. 465 315,483
4.25% , 04/01/52 .................. 1,175 903,677
5.63% , 04/15/53 .................. 1,565 1,477,874
5.75% , 07/01/53 .................. 575 555,548
4.45% , 04/01/62 .................. 1,277 968,649
5.80% , 09/15/62 .................. 955 913,230
5.85% , 04/01/63 .................. 525 503,731
Men's Wearhouse LLC (The), 9.00%,
02/01/31
(d)
..................... 460 486,343
Michaels Cos., Inc. (The)
(d)
8.50% , 03/15/33 .................. 2,015 1,989,982
11.00% , 03/15/34 ................. 725 699,868
Murphy Oil USA, Inc.
5.63% , 05/01/27 .................. 405 405,072
4.75% , 09/15/29 .................. 535 528,915
3.75% , 02/15/31
(d)
................. 591 551,903
O'Reilly Automotive, Inc.
3.60% , 09/01/27 .................. 651 644,600
4.35% , 06/01/28 .................. 660 659,822
3.90% , 06/01/29 .................. 784 772,882
4.20% , 04/01/30 .................. 550 542,591
1.75% , 03/15/31 .................. 585 511,710
4.70% , 06/15/32 .................. 900 897,084
5.00% , 08/19/34 .................. 630 624,929
5.10% , 03/12/36 .................. 530 524,042
Park River Holdings, Inc.
(d)
8.75% , 12/31/30 .................. 640 607,554
8.00% , 03/15/31 .................. 465 467,893
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 500 479,450
Petco Health & Wellness Co., Inc., 8.25%,
02/01/31
(d)
..................... 600 606,188
PetSmart LLC
(d)
7.50% , 09/15/32 .................. 1,785 1,807,070
10.00% , 09/15/33 ................. 730 736,887
Ross Stores, Inc., 1.88%, 04/15/31 ....... 515 453,280
Saks Global Enterprises LLC
(a)
11.00% , 12/15/29
(d) (k)
............... 1,927 15,921
0.00% , 12/31/79 .................. 914 841,713
5.85% , 12/31/79
(g)
................. 509 469,090
11.00% , 12/31/79 ................. 1,275 564,154
Sally Holdings LLC, 6.75%, 04/01/32
(c)
..... 625 643,991
Sonic Automotive, Inc.
(d)
4.63% , 11/15/29 .................. 669 653,800
4.88% , 11/15/31 .................. 610 586,902
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(d)
................ 555 489,821
Staples, Inc.
(d)
10.75% , 09/01/29 ................. 2,430 2,326,401
12.75% , 01/15/30 ................. 816 613,381
TJX Cos., Inc. (The)
1.15% , 05/15/28 .................. 855 805,715
3.88% , 04/15/30 .................. 852 839,114

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
129
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.60% , 05/15/31 .................. USD 555 $ 486,177
4.50% , 04/15/50 .................. 855 728,735
Tractor Supply Co.
1.75% , 11/01/30 .................. 740 653,428
5.25% , 05/15/33 .................. 370 373,371
Upbound Group, Inc., 6.38%, 02/15/29
(d)
.... 440 435,311
Valvoline, Inc., 3.63%, 06/15/31
(d)
........ 595 541,716
Victoria's Secret & Co., 4.63%, 07/15/29
(d)
... 710 684,269
Victra Holdings LLC, 8.75%, 09/15/29
(c) (d)
... 465 485,910
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
..................... 360 363,989
Zhongsheng Group Holdings Ltd., 5.98%,
01/30/28
(e)
..................... 600 580,798
142,134,742
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.20% , 05/11/27 .................. 1,834 1,822,008
3.00% , 06/20/27 .................. 1,382 1,367,880
2.90% , 09/12/27 .................. 1,741 1,716,916
3.00% , 11/13/27 .................. 1,659 1,636,331
1.20% , 02/08/28 .................. 2,612 2,489,718
4.00% , 05/10/28 .................. 1,545 1,545,824
4.00% , 05/12/28 .................. 1,115 1,114,627
1.40% , 08/05/28 .................. 1,990 1,882,049
3.25% , 08/08/29 .................. 1,015 991,193
2.20% , 09/11/29 .................. 1,641 1,549,548
4.15% , 05/10/30 .................. 580 580,780
1.65% , 05/11/30 .................. 1,797 1,630,437
4.20% , 05/12/30 .................. 1,030 1,034,234
1.25% , 08/20/30 .................. 1,246 1,101,724
1.65% , 02/08/31 .................. 2,975 2,653,766
1.70% , 08/05/31 .................. 853 752,654
4.50% , 05/12/32
(c)
................. 1,010 1,025,316
3.35% , 08/08/32 .................. 1,215 1,157,225
4.30% , 05/10/33
(c)
................. 1,045 1,046,156
4.75% , 05/12/35 .................. 1,065 1,075,939
4.50% , 02/23/36
(c)
................. 1,220 1,211,449
2.38% , 02/08/41 .................. 1,608 1,139,647
3.85% , 05/04/43 .................. 3,228 2,669,127
4.45% , 05/06/44 .................. 1,012 897,966
3.45% , 02/09/45 .................. 2,129 1,616,798
4.38% , 05/13/45 .................. 1,989 1,732,234
4.65% , 02/23/46 .................. 3,650 3,278,272
3.85% , 08/04/46 .................. 2,046 1,625,984
4.25% , 02/09/47 .................. 1,063 890,712
3.75% , 09/12/47 .................. 1,112 860,059
3.75% , 11/13/47 .................. 938 721,795
2.95% , 09/11/49 .................. 1,910 1,258,092
2.65% , 05/11/50 .................. 2,508 1,534,414
2.40% , 08/20/50 .................. 1,402 809,819
2.65% , 02/08/51 .................. 2,820 1,712,980
2.70% , 08/05/51 .................. 1,770 1,079,193
3.95% , 08/08/52 .................. 1,795 1,390,981
4.85% , 05/10/53
(c)
................. 1,175 1,075,952
2.55% , 08/20/60 .................. 2,235 1,195,255
2.80% , 02/08/61 .................. 1,730 984,686
2.85% , 08/05/61 .................. 1,575 910,943
4.10% , 08/08/62 .................. 1,325 1,009,332
Dell International LLC
6.10% , 07/15/27 .................. 546 555,768
5.25% , 02/01/28 .................. 695 704,648
4.75% , 04/01/28 .................. 320 321,905
4.15% , 02/15/29 .................. 1,105 1,096,929
5.30% , 10/01/29 .................. 1,638 1,673,213
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.35% , 02/01/30 .................. USD 540 $ 534,615
5.00% , 04/01/30 .................. 435 440,629
6.20% , 07/15/30 .................. 878 926,343
4.50% , 02/15/31 .................. 845 835,913
5.30% , 04/01/32 .................. 870 886,890
4.75% , 10/06/32 .................. 1,045 1,033,641
5.75% , 02/01/33 .................. 805 838,391
5.40% , 04/15/34 .................. 785 797,773
4.85% , 02/01/35 .................. 945 918,923
5.50% , 04/01/35 .................. 890 903,954
5.10% , 02/15/36 .................. 865 849,950
8.10% , 07/15/36 .................. 1,009 1,200,613
3.38% , 12/15/41 .................. 1,100 828,649
8.35% , 07/15/46 .................. 451 559,239
3.45% , 12/15/51
(c)
................. 969 661,659
Dell, Inc.
7.10% , 04/15/28 .................. 355 372,504
6.50% , 04/15/38 .................. 415 445,904
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
.... 955 1,004,448
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 .................. 725 722,074
4.40% , 09/25/27 .................. 1,325 1,323,854
4.50% , 03/23/28 .................. 400 400,236
5.25% , 07/01/28 .................. 930 943,809
4.15% , 09/15/28 .................. 940 932,105
4.60% , 03/23/29 .................. 320 319,913
4.55% , 10/15/29 .................. 1,650 1,643,488
4.40% , 10/15/30 .................. 1,080 1,061,183
4.85% , 10/15/31 .................. 930 923,967
5.25% , 04/01/33 .................. 455 456,501
5.00% , 10/15/34 .................. 1,940 1,892,350
6.20% , 10/15/35
(c) (g)
................ 539 575,094
6.35% , 10/15/45 .................. 1,800 1,813,485
5.60% , 10/15/54 .................. 995 897,348
HP, Inc.
3.00% , 06/17/27 .................. 1,224 1,204,634
4.75% , 01/15/28 .................. 1,440 1,446,264
4.00% , 04/15/29 .................. 1,150 1,130,575
5.40% , 04/25/30 .................. 745 761,777
3.40% , 06/17/30 .................. 275 261,219
2.65% , 06/17/31 .................. 1,942 1,736,845
4.20% , 04/15/32
(c)
................. 335 319,862
5.50% , 01/15/33
(c)
................. 910 926,198
6.10% , 04/25/35 .................. 455 477,423
6.00% , 09/15/41
(c)
................. 1,500 1,502,758
Lenovo Group Ltd.
(e)
5.83% , 01/27/28 .................. 600 613,018
3.42% , 11/02/30 .................. 1,000 943,923
6.54% , 07/27/32 .................. 600 644,321
NetApp, Inc.
2.38% , 06/22/27 .................. 575 561,782
2.70% , 06/22/30 .................. 877 806,819
5.50% , 03/17/32 .................. 715 731,319
5.70% , 03/17/35 .................. 575 586,505
Seagate Data Storage Technology Pte. Ltd.
(d)
4.09% , 06/01/29 .................. 480 468,180
8.25% , 12/15/29 .................. 477 498,453
5.88% , 07/15/30 .................. 350 357,527
4.13% , 01/15/31
(c)
................. 365 352,402
8.50% , 07/15/31 .................. 517 541,725
9.63% , 12/01/32 .................. 745 830,305
5.75% , 12/01/34 .................. 554 563,510
Seagate HDD Cayman, 5.75%, 12/01/34
(c)
.. 50 51,074
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 660 606,811

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
130
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.
10.25% , 10/15/30
(d)
................ USD 210 $ 175,437
13.50% , 04/15/31
(d)
................ 480 269,316
4.80% , 03/01/35 .................. 260 70,812
6.75% , 12/15/39 .................. 361 105,096
Xerox Holdings Corp.
(d)
5.50% , 08/15/28 .................. 785 376,598
8.88% , 11/30/29 .................. 435 164,169
110,164,580
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(d) (f)
...... 2,289 2,444,817
Champ Acquisition Corp., 8.38%, 12/01/31
(d)
. 600 634,413
Crocs, Inc.
(d)
4.25% , 03/15/29 .................. 421 408,540
4.13% , 08/15/31 .................. 405 376,834
Gildan Activewear, Inc.
(d)
4.70% , 10/07/30 .................. 850 841,318
5.40% , 10/07/35 .................. 600 586,916
Kontoor Brands, Inc., 4.13%, 11/15/29
(d)
.... 471 448,671
Levi Strauss & Co., 3.50%, 03/01/31
(d)
..... 545 501,771
NIKE, Inc.
2.85% , 03/27/30 .................. 1,507 1,423,035
3.25% , 03/27/40 .................. 1,185 938,572
3.63% , 05/01/43 .................. 602 468,924
3.88% , 11/01/45 .................. 1,185 923,943
3.38% , 11/01/46 .................. 820 585,901
3.38% , 03/27/50 .................. 1,477 1,023,126
PVH Corp., 5.50%, 06/13/30 ........... 485 492,028
Ralph Lauren Corp.
2.95% , 06/15/30 .................. 622 585,799
5.00% , 06/15/32 .................. 145 147,417
S&S Holdings LLC, 8.38%, 10/01/31
(d)
..... 650 597,395
Tapestry, Inc.
4.13% , 07/15/27 .................. 419 416,772
5.10% , 03/11/30 .................. 580 586,981
3.05% , 03/15/32 .................. 610 549,638
5.50% , 03/11/35 .................. 355 356,542
Under Armour, Inc., 7.25%, 07/15/30
(d)
..... 100 102,065
VF Corp.
2.80% , 04/23/27 .................. 481 469,536
2.95% , 04/23/30 .................. 800 725,598
6.00% , 10/15/33 .................. 310 310,648
6.45% , 11/01/37 .................. 205 197,516
William Carter Co. (The), 7.38%, 02/15/31
(d)
.. 550 565,740
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
590 551,308
18,261,764
Tobacco — 0.2%
Altria Group, Inc.
4.88% , 02/04/28 .................. 275 277,229
6.20% , 11/01/28 .................. 660 687,162
4.80% , 02/14/29 .................. 2,060 2,075,169
3.40% , 05/06/30 .................. 942 901,531
4.50% , 08/06/30 .................. 420 418,071
2.45% , 02/04/32 .................. 1,480 1,303,014
6.88% , 11/01/33 .................. 610 676,765
5.63% , 02/06/35 .................. 515 528,329
5.25% , 08/06/35 .................. 530 529,016
5.80% , 02/14/39 .................. 2,142 2,158,477
3.40% , 02/04/41 .................. 1,750 1,328,829
4.25% , 08/09/42 .................. 1,237 1,010,124
4.50% , 05/02/43 .................. 732 610,445
5.38% , 01/31/44 .................. 1,507 1,403,150
3.88% , 09/16/46 .................. 1,608 1,184,575
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.95% , 02/14/49 .................. USD 2,413 $ 2,351,006
4.45% , 05/06/50 .................. 500 391,232
3.70% , 02/04/51 .................. 1,247 857,108
4.00% , 02/04/61 .................. 593 414,279
BAT Capital Corp.
3.56% , 08/15/27 .................. 1,166 1,153,893
2.26% , 03/25/28 .................. 1,793 1,723,276
3.46% , 09/06/29 .................. 875 845,694
4.91% , 04/02/30 .................. 999 1,009,006
6.34% , 08/02/30 .................. 915 975,374
5.83% , 02/20/31 .................. 1,215 1,270,794
2.73% , 03/25/31 .................. 1,199 1,095,341
4.74% , 03/16/32 .................. 950 948,898
5.35% , 08/15/32 .................. 735 755,485
7.75% , 10/19/32 .................. 460 527,615
4.63% , 03/22/33 .................. 530 519,261
6.42% , 08/02/33 .................. 620 672,389
6.00% , 02/20/34 .................. 895 946,413
5.63% , 08/15/35
(c)
................. 950 979,694
4.39% , 08/15/37 .................. 2,491 2,266,267
3.73% , 09/25/40 .................. 510 406,220
7.08% , 08/02/43 .................. 540 596,199
4.54% , 08/15/47 .................. 2,128 1,731,721
4.76% , 09/06/49 .................. 1,007 833,917
5.28% , 04/02/50 .................. 637 563,126
3.98% , 09/25/50 .................. 350 251,780
5.65% , 03/16/52 .................. 970 898,477
7.08% , 08/02/53 .................. 1,240 1,371,958
6.25% , 08/15/55 .................. 255 257,079
BAT International Finance plc
4.45% , 03/16/28 .................. 976 976,283
5.93% , 02/02/29 .................. 1,080 1,119,207
Imperial Brands Finance plc
(d)
6.13% , 07/27/27 .................. 675 687,473
4.50% , 06/30/28 .................. 400 400,251
3.88% , 07/26/29 .................. 1,110 1,087,311
5.50% , 02/01/30 .................. 740 760,227
5.88% , 07/01/34 .................. 840 867,766
5.63% , 07/01/35 .................. 600 605,012
6.38% , 07/01/55 .................. 400 402,023
Japan Tobacco, Inc.
(d)
4.85% , 05/15/28 .................. 300 302,696
5.25% , 06/15/30 .................. 260 266,385
5.85% , 06/15/35 .................. 255 267,385
JT International Financial Services BV
2.25% , 09/14/31
(e)
................. 400 352,596
6.88% , 10/24/32
(d)
................. 410 452,804
KT&G Corp., 5.00%, 05/02/28
(e)
......... 400 403,844
Philip Morris International, Inc.
3.13% , 08/17/27 .................. 525 518,381
4.38% , 11/01/27 .................. 775 776,801
5.13% , 11/17/27 .................. 1,279 1,294,050
4.88% , 02/15/28 .................. 1,755 1,771,953
3.13% , 03/02/28 .................. 505 495,025
4.13% , 04/28/28 .................. 735 733,349
5.25% , 09/07/28 .................. 810 826,912
3.88% , 10/27/28 .................. 525 520,380
4.88% , 02/13/29 .................. 1,260 1,276,169
4.13% , 04/27/29 .................. 355 352,849
3.38% , 08/15/29 .................. 1,115 1,080,913
4.63% , 11/01/29 .................. 645 649,754
5.63% , 11/17/29 .................. 1,118 1,159,453
5.13% , 02/15/30 .................. 2,095 2,139,559
4.38% , 04/30/30 .................. 580 577,088
2.10% , 05/01/30 .................. 760 693,641

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
131
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.50% , 09/07/30 .................. USD 965 $ 1,001,013
4.00% , 10/29/30 .................. 680 666,139
1.75% , 11/01/30 .................. 1,001 889,374
5.13% , 02/13/31 .................. 1,345 1,376,124
4.75% , 11/01/31 .................. 855 859,471
4.25% , 10/29/32 .................. 700 679,811
5.75% , 11/17/32 .................. 1,610 1,693,504
5.38% , 02/15/33 .................. 2,350 2,415,423
5.63% , 09/07/33 .................. 900 938,979
5.25% , 02/13/34 .................. 1,715 1,746,639
4.90% , 11/01/34 .................. 690 685,416
4.88% , 04/30/35 .................. 595 587,910
4.63% , 10/29/35 .................. 835 804,882
4.88% , 04/29/36 .................. 500 489,622
6.38% , 05/16/38 .................. 1,471 1,606,781
4.38% , 11/15/41 .................. 818 711,653
4.50% , 03/20/42 .................. 869 759,628
3.88% , 08/21/42 .................. 838 675,033
4.13% , 03/04/43 .................. 731 605,097
4.88% , 11/15/43 .................. 700 629,793
4.25% , 11/10/44 .................. 1,300 1,078,681
Reynolds American, Inc.
5.70% , 08/15/35 .................. 730 750,948
7.25% , 06/15/37 .................. 471 535,045
6.15% , 09/15/43 .................. 623 625,870
5.85% , 08/15/45 .................. 2,230 2,159,910
Turning Point Brands, Inc., 7.63%, 03/15/32
(d)
175 180,324
90,675,998
Trading Companies & Distributors — 0.2%
Aircastle Ltd.
(d)
2.85% , 01/26/28 .................. 335 324,882
6.50% , 07/18/28 .................. 825 853,433
5.95% , 02/15/29 .................. 820 842,417
5.00% , 05/15/31 .................. 450 446,944
5.75% , 10/01/31 .................. 485 497,394
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c) (d)
530 506,658
Aviation Capital Group LLC
(d)
3.50% , 11/01/27 .................. 466 458,266
6.25% , 04/15/28 .................. 620 636,520
6.75% , 10/25/28 .................. 395 412,926
4.25% , 04/30/29 .................. 360 354,859
5.38% , 07/15/29 .................. 810 822,783
5.13% , 04/10/30 .................. 420 422,791
6.38% , 07/15/30 .................. 332 349,901
4.80% , 10/24/30 .................. 460 456,714
4.88% , 01/28/33 .................. 425 411,501
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 330 320,822
BOC Aviation Ltd.
3.50% , 09/18/27
(e)
................. 600 593,376
4.50% , 05/23/28
(e)
................. 600 602,215
3.00% , 09/11/29
(c) (d)
................ 600 575,330
2.63% , 09/17/30
(d)
................. 800 742,676
4.25% , 03/04/31
(e)
................. 600 594,659
4.38% , 01/12/33
(e)
................. 400 393,934
Boise Cascade Co., 4.88%, 07/01/30
(c) (d)
.... 435 428,941
EquipmentShare.com, Inc.
(d)
9.00% , 05/15/28 .................. 1,420 1,473,077
8.63% , 05/15/32 .................. 670 710,276
8.00% , 03/15/33 .................. 475 498,145
Ferguson Enterprises, Inc.
4.35% , 03/15/31 .................. 755 743,755
5.00% , 10/03/34 .................. 210 208,622
FTAI Aviation Investors LLC
(d)
5.50% , 05/01/28 .................. 912 911,514
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.88% , 12/01/30 .................. USD 507 $ 532,088
7.00% , 05/01/31 .................. 725 748,937
7.00% , 06/15/32 .................. 880 909,841
5.88% , 04/15/33 .................. 540 537,857
GATX Corp.
3.50% , 03/15/28 .................. 140 137,541
4.55% , 11/07/28 .................. 384 384,353
4.70% , 04/01/29 .................. 305 305,968
4.00% , 06/30/30 .................. 505 493,418
1.90% , 06/01/31 .................. 306 267,264
3.50% , 06/01/32 .................. 420 388,158
4.90% , 03/15/33 .................. 565 558,314
5.45% , 09/15/33 .................. 515 521,862
6.05% , 03/15/34 .................. 740 781,581
6.90% , 05/01/34 .................. 295 324,968
5.50% , 06/15/35 .................. 540 546,429
5.20% , 03/15/44 .................. 400 366,643
3.10% , 06/01/51 .................. 655 409,910
6.05% , 06/05/54 .................. 920 919,615
Herc Holdings, Inc.
(d)
6.63% , 06/15/29 .................. 845 865,899
7.00% , 06/15/30 .................. 1,245 1,295,710
5.75% , 03/15/31 .................. 535 536,003
7.25% , 06/15/33
(c)
................. 1,005 1,052,193
6.00% , 03/15/34
(c)
................. 710 703,712
Marubeni Corp., 5.38%, 04/01/35
(d)
....... 215 218,597
Mitsubishi Corp.
(d)
5.00% , 07/05/28 .................. 455 460,655
5.00% , 07/02/29 .................. 650 660,580
4.13% , 09/09/30 .................. 200 197,158
5.13% , 07/17/34
(c)
................. 535 541,056
4.88% , 09/09/35 .................. 250 246,430
QXO Building Products, Inc., 6.75%, 04/30/32
(d)
1,705 1,739,322
Sumisho Air Lease Corp.
3.63% , 12/01/27 .................. 693 682,473
5.85% , 12/15/27 .................. 204 207,899
5.30% , 02/01/28 .................. 725 732,667
4.40% , 03/24/28
(d)
................. 850 845,874
2.10% , 09/01/28 .................. 545 513,730
4.63% , 10/01/28 .................. 580 578,461
5.10% , 03/01/29 .................. 350 353,201
4.50% , 03/24/29
(d)
................. 845 839,609
3.25% , 10/01/29 .................. 498 472,660
3.00% , 02/01/30 .................. 547 510,485
3.13% , 12/01/30 .................. 865 799,388
4.85% , 03/24/31
(d)
................. 860 852,433
5.20% , 07/15/31 .................. 375 376,820
2.88% , 01/15/32 .................. 680 605,327
5.50% , 03/24/36
(d)
................. 885 876,403
Sumitomo Corp., 5.35%, 07/03/34
(e)
....... 450 458,499
TTX Co.
(d)
5.05% , 11/15/34 .................. 95 95,745
4.20% , 07/01/46 .................. 415 341,306
4.60% , 02/01/49 .................. 480 412,881
5.65% , 12/01/52 .................. 310 307,180
United Rentals North America, Inc.
3.88% , 11/15/27 .................. 807 795,452
4.88% , 01/15/28 .................. 1,235 1,232,503
6.00% , 12/15/29
(d)
................. 1,808 1,838,526
5.25% , 01/15/30 .................. 755 756,145
4.00% , 07/15/30 .................. 750 718,952
3.88% , 02/15/31 .................. 1,076 1,017,950
3.75% , 01/15/32 .................. 765 710,092
5.38% , 11/15/33
(d)
................. 1,900 1,879,245
6.13% , 03/15/34
(d)
................. 1,015 1,043,012

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
132
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
(d)
7.25% , 06/15/28 .................. USD 1,529 $ 1,533,739
6.38% , 03/15/29 .................. 865 883,146
5.25% , 04/15/31 .................. 640 640,148
6.63% , 03/15/32 .................. 895 926,536
6.38% , 03/15/33 .................. 405 417,893
5.50% , 04/15/34 .................. 825 822,938
WW Grainger, Inc.
4.45% , 09/15/34 .................. 550 538,802
4.60% , 06/15/45 .................. 1,030 910,452
3.75% , 05/15/46 .................. 505 389,526
4.20% , 05/15/47 .................. 395 323,349
62,488,840
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,000 894,653
Adani Ports & Special Economic Zone Ltd.
(e)
4.20% , 08/04/27 .................. 600 593,137
4.38% , 07/03/29 .................. 1,040 1,013,134
3.83% , 02/02/32 .................. 200 183,056
5.00% , 08/02/41 .................. 750 653,461
CMHI Finance BVI Co. Ltd.
(e)
4.00% , 06/01/27 .................. 600 597,690
5.00% , 08/06/28 .................. 800 809,972
DP World Crescent Ltd.
(e)
4.85% , 09/26/28 .................. 1,000 990,779
3.88% , 07/18/29 .................. 1,000 955,657
3.75% , 01/30/30 .................. 600 567,351
5.50% , 09/13/33 .................. 1,400 1,404,053
5.50% , 05/08/35 .................. 1,600 1,592,552
DP World Ltd.
6.85% , 07/02/37
(d)
................. 1,720 1,851,764
5.63% , 09/25/48
(e)
................. 1,400 1,277,652
4.70% , 09/30/49
(e)
................. 400 321,364
HPHT Finance 25 Ltd., 5.00%, 02/21/30
(e)
... 600 603,322
Incora Top Holdco LLC, 6.00%, 01/31/33
(b) (k)
. 152 37,628
ITR Concession Co. LLC, 5.18%, 07/15/35
(d)
. 288 282,686
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 600 618,766
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(d)
............. 300 306,279
PSA Treasury Pte. Ltd.
(e)
2.13% , 09/05/29 .................. 400 374,016
2.25% , 04/30/30 .................. 800 741,211
Seaspan Corp., 5.50%, 08/01/29
(d)
....... 850 815,610
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 928,141
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38% , 06/18/29 .................. 300 291,404
2.85% , 09/11/29 .................. 200 190,697
Shanhai Hong Kong International Investments
Ltd., 4.85%, 04/24/28
(e)
............. 400 399,727
Sydney Airport Finance Co. Pty. Ltd., 5.25%,
03/26/36
(d)
..................... 20 19,862
Transurban Finance Co. Pty. Ltd.
(d)
2.45% , 03/16/31 .................. 515 464,645
4.92% , 03/24/36 .................. 530 517,067
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(e)
................ 398 409,735
20,707,071
Water Utilities — 0.1%
Aegea Finance SARL
(c)(e)
9.00% , 01/20/31 .................. 800 673,287
7.63% , 01/20/36 .................. 800 580,581
Security
Par (000)
Par (000) Value
Water Utilities (continued)
American Water Capital Corp.
2.95% , 09/01/27 .................. USD 813 $ 799,300
3.75% , 09/01/28 .................. 702 693,282
3.45% , 06/01/29 .................. 1,077 1,047,740
2.80% , 05/01/30 .................. 711 668,096
2.30% , 06/01/31 .................. 510 457,802
4.45% , 06/01/32 .................. 520 512,294
5.15% , 03/01/34 .................. 800 812,421
5.25% , 03/01/35 .................. 850 862,189
5.20% , 04/01/36 .................. 575 575,761
6.59% , 10/15/37 .................. 518 580,309
4.30% , 12/01/42 .................. 455 391,914
4.30% , 09/01/45 .................. 517 427,084
4.00% , 12/01/46 .................. 485 378,227
3.75% , 09/01/47 .................. 707 531,108
4.20% , 09/01/48 .................. 696 555,462
4.15% , 06/01/49 .................. 555 435,048
3.45% , 05/01/50 .................. 635 441,922
3.25% , 06/01/51 .................. 525 350,038
5.45% , 03/01/54 .................. 750 708,738
5.70% , 09/01/55 .................. 960 938,245
Essential Utilities, Inc.
4.80% , 08/15/27 .................. 350 351,243
3.57% , 05/01/29 .................. 715 695,291
2.70% , 04/15/30 .................. 671 623,829
2.40% , 05/01/31 .................. 588 528,454
5.38% , 01/15/34 .................. 225 228,722
5.25% , 08/15/35 .................. 275 275,346
5.13% , 03/15/36 .................. 300 295,519
4.28% , 05/01/49 .................. 660 519,590
3.35% , 04/15/50 .................. 688 456,942
5.30% , 05/01/52 .................. 600 542,847
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 400 393,445
National Central Cooling Co. PJSC
(e)
2.50% , 10/21/27 .................. 500 482,717
5.28% , 03/05/30 .................. 800 807,893
Nova Securitisation SARL
(e)
5.75% , 02/03/31 .................. 1,000 975,426
6.50% , 02/03/36 .................. 400 387,237
Sabesp Lux SARL, 5.63%, 08/20/30
(e)
..... 600 593,833
United Utilities plc, 6.88%, 08/15/28 ....... 460 482,592
22,061,774
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, 4.26%, 03/04/31
(e)
400 391,973
Altice France Lux 3, 10.00%, 01/15/33
(d)
.... 622 614,218
America Movil SAB de CV
3.63% , 04/22/29 .................. 695 676,935
2.88% , 05/07/30 .................. 1,477 1,379,476
4.70% , 07/21/32 .................. 400 397,012
5.00% , 01/20/33 .................. 220 220,359
6.38% , 03/01/35 .................. 1,395 1,512,255
6.13% , 11/15/37 .................. 540 569,715
6.13% , 03/30/40 .................. 2,068 2,175,389
4.38% , 07/16/42 .................. 1,124 971,892
4.38% , 04/22/49
(c)
................. 1,105 911,826
Axian Telecom Holding & Management plc,
7.25%, 07/11/30
(e)
................ 600 604,296
Axiata SPV2 Bhd., 2.16%, 08/19/30
(e)
...... 400 361,776
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 600 415,917
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 700 656,690
C&W Senior Finance Ltd., 9.00%, 01/15/33
(e)
. 800 819,349
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(e)
..................... 450 422,114
Connect Finco SARL, 9.00%, 09/15/29
(d)
.... 1,995 2,106,272

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
133
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
CT Trust, 5.13%, 02/03/32
(c) (e)
.......... USD 800 $ 766,649
Digicel International Finance Ltd., 8.63%,
08/01/32
(e)
..................... 2,000 2,080,343
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32
(c) (e)
............... 900 802,097
Maya SAS
(d)
7.00% , 10/15/28 .................. 890 896,548
8.50% , 04/15/31 .................. 1,135 1,203,316
Millicom International Cellular SA
(e)
6.25% , 03/25/29 .................. 720 723,407
4.50% , 04/27/31
(c)
................. 800 747,182
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 650 669,852
PLDT, Inc.
(e)
2.50% , 01/23/31 .................. 200 183,674
3.45% , 06/23/50 .................. 400 282,171
Rogers Communications, Inc.
5.00% , 02/15/29 .................. 1,200 1,209,555
3.80% , 03/15/32 .................. 1,935 1,807,919
5.30% , 02/15/34 .................. 1,500 1,492,683
7.50% , 08/15/38 .................. 385 437,625
4.50% , 03/15/42 .................. 657 554,950
4.50% , 03/15/43
(c)
................. 653 538,663
5.45% , 10/01/43 .................. 855 792,356
5.00% , 03/15/44 .................. 814 715,577
4.30% , 02/15/48 .................. 590 460,203
4.35% , 05/01/49 .................. 695 544,989
3.70% , 11/15/49 .................. 818 595,311
4.55% , 03/15/52 .................. 2,100 1,651,989
Series NC5 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00% , 04/15/55
(g)
......... 700 714,525
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(g)
.................... 1,050 1,084,102
SoftBank Corp.
(d)
4.70% , 07/09/30 .................. 400 397,303
5.33% , 07/09/35
(c)
................. 400 395,244
Telefonica Europe BV, 8.25%, 09/15/30 .... 1,601 1,811,198
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 392,883
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. 1,680 1,613,002
4.95% , 03/15/28 .................. 1,385 1,399,373
4.80% , 07/15/28 .................. 1,245 1,255,925
4.85% , 01/15/29 .................. 1,151 1,162,397
2.63% , 02/15/29 .................. 1,335 1,270,327
2.40% , 03/15/29 .................. 923 872,033
3.38% , 04/15/29 .................. 3,085 2,992,978
4.20% , 10/01/29 .................. 950 941,056
3.88% , 04/15/30 .................. 6,452 6,283,919
2.55% , 02/15/31 .................. 2,569 2,334,956
2.88% , 02/15/31 .................. 1,535 1,414,022
3.50% , 04/15/31 .................. 2,998 2,835,983
2.25% , 11/15/31 .................. 1,175 1,031,770
2.70% , 03/15/32 .................. 1,130 1,005,605
5.13% , 05/15/32 .................. 525 531,633
4.63% , 01/15/33 .................. 960 941,951
5.20% , 01/15/33 .................. 1,185 1,203,320
5.05% , 07/15/33 .................. 2,635 2,646,823
6.70% , 12/15/33 .................. 574 628,615
5.75% , 01/15/34 .................. 895 932,587
5.15% , 04/15/34 .................. 1,200 1,204,769
4.70% , 01/15/35 .................. 1,020 982,759
5.30% , 05/15/35 .................. 960 965,730
4.95% , 11/15/35 .................. 1,000 976,098
5.00% , 02/15/36 .................. 1,300 1,272,922
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.38% , 04/15/40 .................. USD 2,004 $ 1,751,412
3.00% , 02/15/41 .................. 2,460 1,796,108
4.50% , 04/15/50 .................. 2,586 2,069,598
3.30% , 02/15/51 .................. 2,992 1,935,717
3.40% , 10/15/52 .................. 2,830 1,844,336
5.65% , 01/15/53 .................. 1,610 1,511,036
5.75% , 01/15/54 .................. 1,395 1,323,419
6.00% , 06/15/54 .................. 990 972,268
5.50% , 01/15/55 .................. 904 824,928
5.25% , 06/15/55 .................. 1,050 922,975
5.88% , 11/15/55 .................. 1,255 1,212,415
5.70% , 01/15/56 .................. 1,150 1,084,862
5.85% , 02/15/56 .................. 975 936,678
3.60% , 11/15/60 .................. 1,405 906,223
5.80% , 09/15/62 .................. 685 650,027
Turkcell Iletisim Hizmetleri A/S
(e)
5.80% , 04/11/28 .................. 400 401,158
7.45% , 01/24/30 .................. 400 413,129
7.65% , 01/24/32 .................. 600 625,838
Vmed O2 UK Financing I plc
(d)
4.25% , 01/31/31 .................. 1,310 1,130,212
4.75% , 07/15/31 .................. 1,390 1,202,597
7.75% , 04/15/32 .................. 770 749,606
6.75% , 01/15/33 .................. 815 746,765
Vodafone Group plc
7.88% , 02/15/30 .................. 970 1,080,889
6.25% , 11/30/32 .................. 495 530,080
6.15% , 02/27/37 .................. 850 913,175
5.00% , 05/30/38
(c)
................. 875 857,207
4.38% , 02/19/43 .................. 615 517,420
5.25% , 05/30/48 .................. 1,135 1,023,721
4.88% , 06/19/49 .................. 1,788 1,525,291
4.25% , 09/17/50 .................. 1,208 930,557
5.63% , 02/10/53 .................. 915 856,398
5.75% , 06/28/54 .................. 1,585 1,499,889
5.13% , 06/19/59 .................. 10 8,723
5.75% , 02/10/63 .................. 460 427,329
5.88% , 06/28/64 .................. 995 941,700
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13% ,
06/04/81
(g)
.................... 1,030 812,808
Zegona Finance plc, 8.63%, 07/15/29
(d)
.... 890 932,900
115,729,725
Total Corporate Bonds — 30 .8%
(Cost: $ 11,747,239,008 ) ............................ 11,266,783,061
Foreign Agency Obligations
Argentina — 0.1%
Bonos Para La Reconstruccion De Una
Argentina Libre
5.00% , 10/31/27 .................. 9,825 9,508,205
3.00% , 10/31/28 .................. 533 455,411
YPF SA
(e)
6.95% , 07/21/27 .................. 585 587,724
9.00% , 06/30/29
(c) (i)
................ 631 649,697
9.50% , 01/17/31 .................. 790 842,256
8.75% , 09/11/31 .................. 780 825,733
7.00% , 09/30/33
(i)
................. 505 503,464
8.25% , 01/17/34 .................. 1,800 1,879,899
7.00% , 12/15/47 .................. 550 496,159
15,748,548

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
134
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia — 0.0%
(d)
Export Finance & Insurance Corp. , 3.88% ,
10/23/29 ....................... USD 435 $ 432,319
NBN Co. Ltd.
4.00% , 10/01/27 .................. 435 433,306
5.75% , 10/06/28 .................. 1,525 1,570,952
4.25% , 10/01/29 .................. 635 631,874
4.15% , 09/16/30 .................. 400 394,460
2.63% , 05/05/31 .................. 1,513 1,381,227
6.00% , 10/06/33 .................. 1,000 1,070,547
5,914,685
Austria — 0.0%
Oesterreichische Kontrollbank AG
4.75% , 05/21/27 .................. 1,560 1,572,065
3.63% , 09/09/27 .................. 1,100 1,094,968
4.25% , 03/01/28 .................. 1,995 2,004,835
4.00% , 05/28/28 .................. 295 295,224
4.13% , 01/18/29
(c)
................. 2,166 2,174,638
3.75% , 09/05/29 .................. 980 971,812
4.50% , 01/24/30 .................. 1,100 1,117,226
3.75% , 09/10/30 .................. 65 64,223
3.75% , 01/15/31 .................. 2,260 2,231,227
11,526,218
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic , 6.95% ,
03/18/30
(e)
...................... 822 884,895
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed , 8.38% , 11/07/28 600 614,895
Gulf International Bank BSC , 5.75% , 06/05/29 600 611,244
1,226,139
Belgium — 0.0%
Dexia SA , 4.75% , 01/24/30
(d)
............ 520 527,356
Brazil — 0.0%
Caixa Economica Federal , 5.63% , 05/13/30
(e)
. 800 811,659
Canada — 0.1%
CDP Financial, Inc.
(d)
4.25% , 07/25/28
(c)
................. 1,000 1,004,846
4.88% , 06/05/29 .................. 1,265 1,294,584
4.63% , 01/24/30
(c)
................. 1,260 1,281,828
5.60% , 11/25/39 .................. 1,455 1,537,733
CPPIB Capital, Inc.
(d)
2.75% , 11/02/27 .................. 250 245,543
4.25% , 07/20/28 .................. 755 759,170
4.13% , 06/10/30 .................. 440 440,579
1.25% , 01/28/31
(c)
................. 1,700 1,491,448
Export Development Canada
3.00% , 05/25/27 .................. 1,085 1,074,239
3.88% , 02/14/28 .................. 4,280 4,275,231
4.13% , 02/13/29 .................. 2,695 2,707,924
4.00% , 06/20/30 .................. 1,490 1,489,086
4.75% , 06/05/34 .................. 1,615 1,661,733
Hydro-Quebec
8.50% , 12/01/29 .................. 240 273,225
9.38% , 04/15/30 .................. 260 307,379
9.50% , 11/15/30 .................. 23 27,767
OMERS Finance Trust
(d)
4.38% , 03/20/30 .................. 450 453,760
5.50% , 11/15/33 .................. 725 769,389
4.00% , 04/19/52 .................. 795 619,467
Ontario Teachers' Finance Trust
(d)
4.25% , 04/25/28 .................. 3,615 3,627,943
4.63% , 04/10/29 .................. 1,355 1,375,551
2.00% , 04/16/31 .................. 250 225,685
Security
Par (000)
Par (000) Value
Canada (continued)
PSP Capital, Inc. , 1.63% , 10/26/28
(d)
....... USD 90 $ 84,925
27,029,035
Chile — 0.0%
Chile Electricity Lux Mpc II SARL , 5.58% ,
10/20/35
(e)
...................... 1,369 1,394,321
Chile Electricity Lux MPC II SARL , 5.67% ,
10/20/35
(e)
...................... 583 596,638
Chile Electricity Lux MPC SARL , 6.01% ,
01/20/33
(e)
...................... 688 715,523
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(e)
................. 1,000 991,002
3.15% , 01/14/30
(e)
................. 1,200 1,132,899
6.44% , 01/26/36
(e)
................. 1,400 1,491,959
5.53% , 01/30/37
(e)
................. 965 957,781
4.25% , 07/17/42
(d)
................. 800 653,823
Empresa de los Ferrocarriles del Estado
(e)
3.07% , 08/18/50 .................. 400 252,927
3.83% , 09/14/61 .................. 400 274,306
Empresa Nacional del Petroleo
(e)
5.25% , 11/06/29 .................. 400 404,215
6.15% , 05/10/33 .................. 600 631,387
5.95% , 07/30/34
(c)
................. 800 827,628
4.50% , 09/14/47 .................. 450 372,805
10,697,214
China — 0.0%
(e)
Chengdu Communications Investment Group
Co. Ltd.
4.90% , 05/07/28 .................. 200 201,958
5.05% , 11/07/29 .................. 200 204,268
China Development Bank
(1-day SOFR + 0.30%), 3.96% , 07/02/28
(g)
400 399,560
1.63% , 10/27/30 .................. 1,200 1,079,042
4.00% , 01/24/37 .................. 600 580,807
Export-Import Bank of China (The)
(SOFR Index + 0.38%), 4.06% , 11/05/27
(g)
800 800,887
3.25% , 11/28/27 .................. 600 592,461
4.00% , 11/28/47 .................. 800 695,614
Fujian Zhanglong Group Co. Ltd. , 5.10% ,
04/24/28 ....................... 600 605,747
Ganzhou Development Investment Holding
Group Co. Ltd. , 5.05% , 03/19/28 ....... 400 403,367
Guangzhou Development District Holding
Group Co. Ltd. , 4.40% , 11/28/27 ....... 600 599,501
Guangzhou Development District Investment
Group Co. Ltd. , 4.50% , 07/07/28 ....... 400 400,118
Henan Railway Construction & Investment
Group Co. Ltd. , 4.80% , 01/10/28 ....... 400 401,960
Knowledge City Guangzhou Investment Group
Co. Ltd. , 5.40% , 03/11/28 ............ 400 405,740
Wuhan Metro Group Co. Ltd. , 4.25% , 09/13/27 400 398,884
Wuhan Urban Construction Group Co. Ltd. ,
5.70% , 06/24/27 .................. 400 405,889
Zhangzhou Jiulongjiang Group Co. Ltd. , 4.55% ,
07/09/28 ....................... 400 400,748
8,576,551
Colombia — 0.1%
Ecopetrol SA
8.63% , 01/19/29 .................. 1,300 1,378,727
6.88% , 04/29/30 .................. 1,800 1,814,065
4.63% , 11/02/31 .................. 1,220 1,099,067
7.75% , 02/01/32 .................. 1,800 1,843,866
8.88% , 01/13/33 .................. 2,400 2,576,069
8.38% , 01/19/36 .................. 1,850 1,917,090

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
135
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
7.38% , 09/18/43 .................. USD 900 $ 838,251
5.88% , 05/28/45 .................. 1,850 1,421,361
5.88% , 11/02/51 .................. 900 665,344
Empresas Publicas de Medellin ESP
(e)
4.25% , 07/18/29 .................. 1,000 947,419
4.38% , 02/15/31
(c)
................. 600 550,174
Grupo Energia Bogota SA ESP
(e)
4.88% , 05/15/30 .................. 400 391,765
7.85% , 11/09/33 .................. 600 665,867
5.75% , 10/22/35
(c)
................. 400 390,026
16,499,091
Costa Rica — 0.0%
Instituto Costarricense de Electricidad , 6.38% ,
05/15/43
(c) (e)
..................... 600 588,980
El Salvador — 0.0%
Comision Ejecutiva Hidroelectrica del Rio
Lempa , 8.65% , 01/24/33
(e)
............ 600 637,168
Finland — 0.0%
Kuntarahoitus OYJ
(d)
4.25% , 01/31/29 .................. 1,275 1,283,374
4.25% , 04/01/30
(c)
................. 1,165 1,172,726
2,456,100
France — 0.1%
Agence Francaise de Developpement EPIC
(e)
4.00% , 06/15/27 .................. 1,600 1,596,662
4.00% , 09/21/27 .................. 600 598,401
Caisse d'Amortissement de la Dette Sociale
(d)
3.75% , 09/12/27 .................. 2,700 2,687,950
3.75% , 05/24/28 .................. 9,365 9,298,061
4.50% , 05/22/29
(c)
................. 4,135 4,175,807
4.75% , 01/22/30 .................. 1,555 1,583,743
1.00% , 10/21/30 .................. 2,000 1,736,012
1.38% , 01/20/31 .................. 2,660 2,332,185
2.13% , 01/26/32 .................. 590 522,090
Electricite de France SA
5.70% , 05/23/28
(d)
................. 1,145 1,170,679
4.50% , 09/21/28
(d)
................. 2,030 2,027,745
5.65% , 04/22/29
(d)
................. 375 386,299
6.25% , 05/23/33
(d)
................. 1,485 1,586,822
5.95% , 04/22/34
(c) (d)
................ 900 938,663
5.75% , 01/13/35
(c) (d)
................ 600 618,630
4.75% , 10/13/35
(d)
................. 670 649,667
5.25% , 04/22/36
(d)
................. 700 687,794
4.88% , 09/21/38
(d)
................. 830 767,092
6.95% , 01/26/39
(d)
................. 1,884 2,085,435
5.60% , 01/27/40
(d)
................. 840 826,706
4.88% , 01/22/44
(d)
................. 1,200 1,047,347
4.95% , 10/13/45
(d)
................. 1,393 1,204,496
5.00% , 09/21/48
(d)
................. 1,151 977,677
6.90% , 05/23/53
(d)
................. 935 995,045
6.38% , 01/13/55
(d)
................. 665 669,756
5.25% , 10/13/55
(d)
................. 250 218,857
6.13% , 04/22/56
(d)
................. 700 678,395
6.00% , 04/22/64
(d)
................. 880 827,688
6.25% , 04/22/66
(d)
................. 700 678,685
4.50% , 12/04/69
(e)
................. 1,800 1,258,960
6.00% , 01/22/2114
(d)
............... 522 488,790
45,322,139
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
3.00% , 05/20/27 .................. 1,635 1,619,471
3.50% , 08/27/27 .................. 1,925 1,914,547
Security
Par (000)
Par (000) Value
Germany (continued)
4.13% , 01/31/28 .................. USD 777 $ 779,265
3.75% , 02/15/28 .................. 4,610 4,597,877
2.88% , 04/03/28 .................. 3,996 3,920,494
3.88% , 05/15/28 .................. 875 874,587
3.88% , 06/15/28 .................. 5,015 5,012,590
3.50% , 08/09/28 .................. 350 346,904
4.00% , 03/15/29 .................. 6,027 6,039,907
3.50% , 05/15/29 .................. 65 64,224
1.75% , 09/14/29 .................. 2,329 2,169,109
4.63% , 03/18/30 .................. 2,870 2,936,410
3.75% , 07/15/30 .................. 2,147 2,126,686
0.75% , 09/30/30 .................. 3,265 2,838,658
4.75% , 10/29/30 .................. 2,510 2,585,148
3.75% , 03/14/31
(c)
................. 5,235 5,170,944
4.13% , 07/15/33 .................. 11,583 11,497,291
4.38% , 02/28/34 .................. 3,290 3,309,526
0.00% , 04/18/36
(j)
................. 1,604 1,033,537
0.00% , 06/29/37
(j)
................. 1,354 820,560
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
4.38% , 02/15/28 .................. 120 120,695
1.38% , 10/12/28 .................. 475 446,150
4.63% , 02/13/30 .................. 30 30,508
Landwirtschaftliche Rentenbank
3.88% , 09/28/27 .................. 580 579,348
2.50% , 11/15/27 .................. 1,643 1,607,989
1.00% , 02/25/28
(e)
................. 1,800 1,708,807
Series 44 , 3.88% , 06/14/28 ........... 1,575 1,573,047
4.63% , 04/17/29 .................. 1,025 1,044,193
3.00% , 05/21/29
(e)
................. 1,880 1,827,990
4.13% , 05/28/30 .................. 905 908,783
0.88% , 09/03/30 .................. 1,771 1,551,191
3.63% , 10/08/30 .................. 85 83,594
4.13% , 02/06/31
(e)
................. 1,510 1,512,055
4.00% , 01/21/33
(e)
................. 30 29,516
5.00% , 10/24/33 .................. 2,735 2,858,609
NRW Bank , 3.88% , 02/11/31
(e)
........... 220 217,557
75,757,767
Hong Kong — 0.1%
Airport Authority
4.75% , 01/12/28
(c) (d)
................ 1,000 1,009,392
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e) (g) (h)
.................... 600 577,698
4.75% , 07/15/28
(c) (d)
................ 1,400 1,418,150
3.45% , 02/21/29
(e)
................. 400 391,345
4.88% , 01/12/30
(d)
................. 1,000 1,022,593
4.88% , 07/15/30
(d)
................. 1,200 1,232,770
1.63% , 02/04/31
(d)
................. 1,000 887,894
2.50% , 01/12/32
(c) (d)
................ 1,600 1,451,772
4.88% , 01/12/33
(d)
................. 800 818,763
5.13% , 01/15/35
(c) (d)
................ 1,200 1,256,060
2.63% , 02/04/51
(d)
................. 400 263,812
3.25% , 01/12/52
(d)
................. 1,200 891,289
3.50% , 01/12/62
(d)
................. 600 446,362
Hong Kong Mortgage Corp. Ltd. (The)
(e)
4.13% , 10/18/27 .................. 600 599,747
4.88% , 09/13/28 .................. 1,000 1,015,455
3.88% , 11/26/30 .................. 600 591,876
MTR Corp. Ltd.
(e)
4.38% , 04/01/30 .................. 400 403,822
1.63% , 08/19/30 .................. 1,293 1,168,628
4.88% , 04/01/35 .................. 1,000 1,031,622

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
136
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
5.25% , 04/01/55 .................. USD 1,400 $ 1,388,434
17,867,484
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27 ....................... 1,200 1,225,603
MFB Magyar Fejlesztesi Bank Zrt. , 6.50% ,
06/29/28 ....................... 1,200 1,239,187
MVM Energetika Zrt.
7.50% , 06/09/28 .................. 800 837,807
6.50% , 03/13/31 .................. 800 837,651
4,140,248
India — 0.0%
(e)
Canara Bank , 4.90% , 09/11/29 ........... 200 201,126
Export-Import Bank of India
3.88% , 02/01/28 .................. 1,000 988,283
3.25% , 01/15/30 .................. 1,100 1,047,407
2.25% , 01/13/31 .................. 1,000 895,280
5.50% , 01/18/33 .................. 1,000 1,026,845
5.50% , 01/13/35 .................. 1,000 1,022,565
5.00% , 01/12/36 .................. 400 394,432
5.75% , 01/12/56 .................. 400 397,036
Indian Railway Finance Corp. Ltd.
3.57% , 01/21/32 .................. 600 562,669
3.95% , 02/13/50 .................. 200 152,843
NTPC Ltd. , 4.50% , 03/19/28 ............ 400 399,058
Oil & Natural Gas Corp. Ltd. , 3.38% , 12/05/29 400 382,269
Oil India Ltd. , 5.13% , 02/04/29 ........... 600 604,604
Power Finance Corp. Ltd.
3.75% , 12/06/27 .................. 400 394,389
5.25% , 08/10/28 .................. 200 202,087
6.15% , 12/06/28 .................. 600 620,117
4.50% , 06/18/29 .................. 600 594,213
3.90% , 09/16/29 .................. 400 388,270
3.95% , 04/23/30
(c)
................. 800 773,642
3.35% , 05/16/31 .................. 400 373,182
11,420,317
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT , 4.90% , 03/24/28 800 802,622
Bank Negara Indonesia Persero Tbk. PT ,
5.28% , 04/05/29 .................. 600 609,089
Hutama Karya Persero PT , 3.75% , 05/11/30 .. 650 621,776
Pelabuhan Indonesia Persero PT , 5.38% ,
05/05/45
(c)
...................... 420 382,855
Pertamina Persero PT
3.65% , 07/30/29 .................. 800 771,551
3.10% , 01/21/30
(c)
................. 600 561,948
3.10% , 08/27/30
(c)
................. 600 556,163
2.30% , 02/09/31 .................. 800 708,836
6.50% , 05/27/41 .................. 600 622,681
6.00% , 05/03/42 .................. 1,228 1,206,290
5.63% , 05/20/43 .................. 1,400 1,321,393
6.45% , 05/30/44 .................. 1,600 1,638,850
6.50% , 11/07/48 .................. 800 822,373
4.70% , 07/30/49 .................. 800 660,002
4.18% , 01/21/50
(c)
................. 1,000 762,859
4.15% , 02/25/60
(c)
................. 800 582,095
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13% , 05/15/27 .................. 1,611 1,601,160
5.45% , 05/21/28 .................. 1,000 1,011,860
5.38% , 01/25/29 .................. 600 606,339
3.88% , 07/17/29 .................. 600 579,483
3.38% , 02/05/30 .................. 600 563,641
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.00% , 06/30/30 .................. USD 600 $ 552,151
4.75% , 02/03/31 .................. 200 196,319
5.45% , 02/03/36 .................. 1,000 975,433
5.25% , 10/24/42 .................. 800 712,034
5.25% , 05/15/47 .................. 600 521,613
6.15% , 05/21/48 .................. 1,200 1,156,280
6.25% , 01/25/49
(c)
................. 400 391,024
4.88% , 07/17/49 .................. 800 647,637
4.38% , 02/05/50 .................. 400 299,400
4.00% , 06/30/50 .................. 1,200 834,347
23,280,104
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75% , 12/15/27 .................. 250 260,109
4.25% , 08/14/28
(d)
................. 1,200 1,179,536
3.75% , 02/22/32
(d)
................. 400 370,499
5.63% , 01/28/38
(d)
................. 600 596,159
2,406,303
Japan — 0.1%
Development Bank of Japan, Inc.
(d)
4.63% , 04/10/29 .................. 1,000 1,012,608
1.88% , 08/28/29 .................. 1,000 928,270
1.00% , 08/27/30 .................. 160 139,801
1.25% , 01/28/31 .................. 1,000 871,633
4.50% , 01/30/34 .................. 500 499,068
4.88% , 01/16/35 .................. 500 510,338
Japan Bank for International Cooperation
2.88% , 06/01/27 .................. 3,964 3,914,608
2.88% , 07/21/27 .................. 1,320 1,300,814
4.63% , 07/22/27 .................. 950 955,601
4.38% , 10/05/27 .................. 120 120,458
2.75% , 11/16/27 .................. 1,580 1,548,600
4.63% , 07/19/28 .................. 1,385 1,400,742
3.25% , 07/20/28 .................. 1,775 1,743,895
3.50% , 10/31/28 .................. 904 891,360
2.13% , 02/16/29 .................. 1,445 1,369,772
2.00% , 10/17/29 .................. 675 628,358
1.25% , 01/21/31 .................. 2,170 1,896,752
4.38% , 01/24/31 .................. 440 442,698
1.88% , 04/15/31 .................. 4,115 3,680,098
4.63% , 04/17/34 .................. 1,060 1,064,969
4.38% , 01/23/36 .................. 1,000 976,833
Japan International Cooperation Agency
3.25% , 05/25/27 .................. 725 718,181
3.38% , 06/12/28 .................. 125 122,980
4.75% , 05/21/29 .................. 1,730 1,758,994
4.25% , 05/22/30 .................. 294 294,038
1.00% , 07/22/30 .................. 1,150 1,007,261
29,798,730
Kazakhstan — 0.0%
(e)
Baiterek National Investment Holding JSC
5.45% , 05/08/28 .................. 600 607,675
4.65% , 10/01/30 .................. 400 396,110
Development Bank of Kazakhstan JSC
5.25% , 10/23/29 .................. 400 407,162
5.63% , 04/07/30 .................. 800 823,749
4.60% , 01/31/31 .................. 400 394,417
2,629,113
Mexico — 0.2%
Comision Federal de Electricidad
(e)
4.69% , 05/15/29 .................. 600 592,070
5.70% , 01/24/30 .................. 400 402,687

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
137
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
3.35% , 02/09/31 .................. USD 1,200 $ 1,088,453
3.88% , 07/26/33 .................. 1,100 962,256
6.05% , 01/28/34 .................. 1,065 1,052,053
6.45% , 01/24/35 .................. 800 808,500
5.75% , 02/14/42 .................. 600 546,191
6.13% , 06/16/45
(c)
................. 600 553,837
6.50% , 01/28/51 .................. 600 591,999
4.68% , 02/09/51 .................. 600 440,124
6.26% , 02/15/52 .................. 400 362,249
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(e)
11,750 11,840,512
Petroleos Mexicanos
5.35% , 02/12/28 .................. 1,887 1,882,695
6.50% , 01/23/29 .................. 1,250 1,273,014
8.75% , 06/02/29 .................. 1,900 2,033,422
6.84% , 01/23/30 .................. 2,400 2,441,754
5.95% , 01/28/31 .................. 3,696 3,615,351
6.70% , 02/16/32 .................. 6,400 6,419,601
10.00% , 02/07/33 ................. 1,850 2,173,096
6.63% , 06/15/35 .................. 2,500 2,408,709
6.50% , 06/02/41 .................. 1,500 1,318,529
5.50% , 06/27/44 .................. 655 505,853
6.38% , 01/23/45 .................. 1,100 909,950
5.63% , 01/23/46 .................. 700 538,602
6.75% , 09/21/47 .................. 5,600 4,716,111
6.35% , 02/12/48 .................. 1,470 1,186,418
7.69% , 01/23/50 .................. 8,150 7,446,877
6.95% , 01/28/60 .................. 3,789 3,156,091
61,267,004
Morocco — 0.0%
OCP SA
6.10% , 04/30/30
(e)
................. 625 638,268
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
6.74%
(d) (g) (h)
.................... 1,000 993,620
3.75% , 06/23/31
(e)
................. 800 735,417
6.75% , 05/02/34
(e)
................. 1,400 1,471,242
6.70% , 03/01/36
(e)
................. 1,095 1,141,080
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.22%),
7.37%
(d) (g) (h)
.................... 600 597,210
6.88% , 04/25/44
(e)
................. 800 809,556
5.13% , 06/23/51
(e)
................. 800 638,367
7.50% , 05/02/54
(e)
................. 1,000 1,071,779
8,096,539
Netherlands — 0.0%
BNG Bank NV
(d)
4.38% , 02/11/28 .................. 165 166,123
3.50% , 05/19/28 .................. 480 475,387
4.25% , 01/25/29 .................. 2,500 2,515,977
4.75% , 02/01/30 .................. 2,000 2,047,399
4.63% , 06/04/35 .................. 200 202,198
4.25% , 01/14/36
(c)
................. 2,000 1,956,449
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75% , 11/15/28 .................. 1,000 1,016,525
4.50% , 06/12/29 .................. 200 202,525
3.75% , 10/10/29 .................. 200 197,863
Nederlandse Waterschapsbank NV
(d)
4.00% , 06/01/28 .................. 635 635,235
4.38% , 02/28/29
(c)
................. 1,200 1,211,746
4.50% , 01/16/30 .................. 405 410,927
1.00% , 05/28/30 .................. 55 48,701
11,087,055
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(d)
.... USD 400 $ 404,703
Norway — 0.1%
Equinor ASA
7.25% , 09/23/27 .................. 429 446,583
4.25% , 06/02/28 .................. 540 541,234
3.63% , 09/10/28 .................. 1,598 1,581,878
6.50% , 12/01/28
(d)
................. 670 707,255
3.13% , 04/06/30 .................. 1,465 1,400,713
2.38% , 05/22/30 .................. 786 727,690
4.50% , 09/03/30 .................. 175 175,580
5.13% , 06/03/35 .................. 640 651,246
4.75% , 11/14/35 .................. 350 344,458
3.63% , 04/06/40 .................. 535 445,115
5.10% , 08/17/40 .................. 739 726,266
4.25% , 11/23/41 .................. 702 608,190
3.95% , 05/15/43 .................. 1,136 931,071
4.80% , 11/08/43 .................. 539 494,097
3.25% , 11/18/49 .................. 1,231 848,891
3.70% , 04/06/50 .................. 1,240 926,734
Kommunalbanken AS
(d)
4.00% , 01/19/28 .................. 4,550 4,551,396
4.25% , 01/24/29 .................. 1,300 1,308,383
3.63% , 09/04/29 .................. 1,500 1,481,534
1.13% , 06/14/30 .................. 705 626,950
4.13% , 08/29/30 .................. 632 633,042
20,158,306
Pakistan — 0.0%
Pakistan Water & Power Development
Authority , 7.50% , 06/04/31
(e)
.......... 400 376,499
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 600 514,729
5.13% , 08/11/61 .................. 1,200 985,832
Autoridad del Canal de Panama , 4.95% ,
07/29/35 ....................... 200 196,742
Empresa de Transmision Electrica SA , 5.13% ,
05/02/49 ....................... 400 314,866
2,012,169
Peru — 0.0%
Corp. Financiera de Desarrollo SA
(e)
2.40% , 09/28/27 .................. 400 388,347
5.95% , 04/30/29 .................. 400 413,771
5.50% , 05/06/30 .................. 400 408,463
Fondo MIVIVIENDA SA , 5.40% , 03/31/31
(d)
.. 400 403,472
Petroleos del Peru SA
(e)
4.75% , 06/19/32 .................. 800 651,212
5.63% , 06/19/47
(c)
................. 2,000 1,405,682
3,670,947
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond ,
8.60% , 06/15/27 .................. 387 404,285
Development Bank of the Philippines , 2.38% ,
03/11/31
(e)
...................... 400 361,503
ROP Sukuk Trust
5.05% , 06/06/29
(e)
................. 1,000 1,015,295
1,781,083
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25% , 10/31/28 .................. 1,000 1,048,814
5.38% , 05/22/33 .................. 1,600 1,628,072
5.75% , 07/09/34 .................. 1,800 1,869,920

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
138
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland (continued)
6.25% , 07/09/54 .................. USD 1,800 $ 1,812,470
6,359,276
Qatar — 0.0%
QatarEnergy
(e)
2.25% , 07/12/31 .................. 3,400 3,036,116
3.13% , 07/12/41 .................. 3,600 2,696,441
3.30% , 07/12/51 .................. 4,000 2,670,345
8,402,902
Republic of Turkiye — 0.0%
Turkiye Ihracat Kredi Bankasi A/S
7.50% , 02/06/28
(e)
................. 400 413,044
6.88% , 07/03/28
(e)
................. 600 613,722
6.13% , 05/02/29
(d)
................. 800 797,680
6.38% , 10/03/30
(e)
................. 400 394,747
6.38% , 01/15/31
(e)
................. 600 588,310
Turkiye Vakiflar Bankasi TAO , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.67%), 8.99% , 10/05/34
(e) (g)
... 800 831,212
Turkiye Varlik Fonu Yonetimi A/S
(e)
8.25% , 02/14/29 .................. 400 419,616
6.88% , 02/10/31 .................. 600 597,136
7.75% , 09/10/35 .................. 400 406,014
5,061,481
Saudi Arabia — 0.1%
(e)
KSA Sukuk Ltd.
5.25% , 06/04/27 .................. 1,200 1,210,075
5.25% , 06/04/30 .................. 2,000 2,039,911
5.25% , 06/04/34 .................. 2,200 2,232,068
Saudi Arabian Oil Co.
4.00% , 02/02/29 .................. 400 394,142
3.50% , 04/16/29 .................. 3,200 3,094,549
4.75% , 06/02/30 .................. 1,400 1,396,357
2.25% , 11/24/30 .................. 2,000 1,791,797
4.38% , 02/02/31 .................. 1,400 1,373,805
5.25% , 07/17/34 .................. 2,000 2,015,190
5.38% , 06/02/35 .................. 1,200 1,213,927
5.00% , 02/02/36 .................. 1,000 981,484
4.25% , 04/16/39 .................. 2,800 2,469,308
4.38% , 04/16/49 .................. 2,700 2,153,043
3.25% , 11/24/50 .................. 2,400 1,543,718
5.75% , 07/17/54 .................. 2,000 1,884,126
6.38% , 06/02/55 .................. 2,400 2,443,348
6.00% , 02/02/56 .................. 400 389,689
5.88% , 07/17/64 .................. 2,200 2,065,043
3.50% , 11/24/70 .................. 2,400 1,472,505
SRC Sukuk Ltd.
5.00% , 02/27/28 .................. 1,000 1,006,401
4.38% , 04/02/29 .................. 1,400 1,388,124
5.38% , 02/27/35 .................. 1,000 1,013,253
4.88% , 10/02/35 .................. 1,000 974,403
36,546,266
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.00% , 10/28/29
(e)
.......... 1,000 1,000,638
Singapore — 0.0%
(e)
Clifford Capital Asset Finance Pte. Ltd. , 3.85% ,
01/13/29 ....................... 600 594,418
Clifford Capital Credit Solutions Pte. Ltd.
3.38% , 03/07/28 .................. 200 196,886
4.78% , 01/14/30 .................. 400 407,892
Security
Par (000)
Par (000) Value
Singapore (continued)
4.04% , 01/13/31 .................. USD 600 $ 595,614
1,794,810
South Africa — 0.0%
Eskom Holdings
(e)
4.31% , 07/23/27 .................. 400 395,450
6.35% , 08/10/28 .................. 1,040 1,055,827
1,451,277
South Korea — 0.2%
Export-Import Bank of Korea
4.00% , 09/11/27 .................. 800 798,566
4.25% , 09/15/27 .................. 1,000 1,001,593
4.13% , 10/17/27 .................. 200 200,004
5.00% , 01/11/28 .................. 1,600 1,622,563
4.63% , 01/14/28 .................. 800 806,493
5.13% , 09/18/28 .................. 1,000 1,022,431
(1-day SOFR + 0.46%), 4.12% , 09/22/28
(g)
400 400,675
1.75% , 10/19/28
(e)
................. 800 755,790
(1-day SOFR + 0.88%), 4.55% , 11/21/28
(e) (g)
650 657,748
4.50% , 01/11/29 .................. 800 807,703
3.75% , 01/13/29 .................. 1,400 1,387,918
(1-day SOFR + 0.40%), 4.06% , 01/13/29
(g)
400 400,047
4.00% , 09/11/29 .................. 800 797,184
(1-day SOFR + 0.82%), 4.49% , 09/11/29
(g)
600 607,672
4.88% , 01/14/30 .................. 1,000 1,022,196
1.25% , 09/21/30 .................. 600 529,220
3.75% , 09/22/30 .................. 1,000 981,585
3.88% , 01/13/31 .................. 1,200 1,181,888
1.38% , 02/09/31 .................. 800 701,837
2.13% , 01/18/32
(c)
................. 600 533,226
4.50% , 09/15/32 .................. 800 806,455
5.13% , 01/11/33 .................. 800 828,159
4.63% , 06/07/33
(e)
................. 400 402,329
5.13% , 09/18/33 .................. 600 621,738
4.63% , 01/11/34 .................. 600 601,658
5.25% , 01/14/35 .................. 800 834,466
4.38% , 01/13/36 .................. 400 388,716
2.50% , 06/29/41 .................. 400 292,670
Industrial Bank of Korea
(e)
(1-day SOFR + 0.58%), 4.24% , 06/24/28
(g)
400 401,340
5.38% , 10/04/28 .................. 600 616,958
4.00% , 09/30/29 .................. 400 398,514
4.38% , 06/24/30 .................. 600 603,250
Korea Development Bank (The)
4.75% , 06/26/27
(e)
................. 1,000 1,006,674
4.13% , 10/16/27 .................. 600 599,814
4.63% , 02/03/28 .................. 800 806,549
4.38% , 02/15/28 .................. 1,200 1,205,025
5.38% , 10/23/28 .................. 800 823,652
3.75% , 01/28/29 .................. 1,400 1,387,037
4.50% , 02/15/29 .................. 1,200 1,212,831
(1-day SOFR + 0.76%), 4.44% , 02/03/30
(g)
800 808,489
4.88% , 02/03/30 .................. 1,200 1,226,823
3.75% , 09/16/30 .................. 860 843,617
1.63% , 01/19/31 .................. 300 266,731
4.00% , 01/28/31 .................. 1,400 1,385,928
(1-day SOFR + 0.50%), 4.16% , 01/28/31
(g)
600 601,326
2.00% , 10/25/31 .................. 400 356,235
4.25% , 09/08/32
(c)
................. 600 596,502
4.38% , 02/15/33 .................. 1,000 991,863
5.63% , 10/23/33 .................. 600 640,983
Korea Electric Power Corp.
(e)
4.00% , 06/14/27 .................. 200 199,431
4.75% , 02/13/28 .................. 400 403,062

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
139
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
5.50% , 04/06/28 .................. USD 200 $ 204,402
(1-day SOFR + 0.62%), 4.30% , 11/12/28
(g)
600 601,049
4.13% , 11/12/30 .................. 600 593,711
Korea Expressway Corp. , 5.00% , 05/14/27
(e)
. 400 403,067
Korea Gas Corp.
3.88% , 07/13/27
(e)
................. 400 398,235
3.13% , 07/20/27
(e)
................. 200 197,342
4.88% , 07/05/28
(e)
................. 400 404,952
5.00% , 07/08/29
(e)
................. 800 817,443
2.88% , 07/16/29
(e)
................. 700 671,261
4.25% , 07/10/30
(e)
................. 400 398,439
2.00% , 07/13/31
(e)
................. 600 533,314
6.25% , 01/20/42
(c) (d)
................ 600 657,746
Korea Housing Finance Corp.
(e)
4.88% , 08/27/27 .................. 400 403,430
4.63% , 02/24/28 .................. 1,000 1,007,335
4.13% , 03/12/28 .................. 600 599,345
(1-day SOFR + 0.49%), 4.15% , 01/15/29
(g)
400 399,593
5.13% , 01/21/30 .................. 600 616,614
3.88% , 09/17/30 .................. 400 392,960
3.88% , 01/15/31 .................. 600 588,375
4.63% , 02/24/33 .................. 400 399,445
Korea Hydro & Nuclear Power Co. Ltd.
(e)
3.13% , 07/25/27 .................. 400 394,493
4.25% , 07/27/27 .................. 600 599,697
5.00% , 07/18/28 .................. 400 405,626
4.63% , 07/29/29
(c)
................. 600 603,237
(1-day SOFR + 0.79%), 4.44% , 07/30/30
(g)
400 402,242
Korea Land & Housing Corp.
(e)
4.25% , 05/28/27 .................. 600 599,714
4.25% , 10/22/27 .................. 400 399,768
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
5.38% , 05/11/28 .................. 600 610,869
5.13% , 05/08/29 .................. 400 407,303
Korea National Oil Corp.
4.13% , 09/30/27
(e)
................. 200 199,409
4.63% , 03/31/28
(e)
................. 400 401,973
4.88% , 04/03/28
(e)
................. 600 605,802
4.00% , 09/29/28
(e)
................. 400 396,938
(1-day SOFR + 0.67%), 4.33% , 09/29/28
(e) (g)
600 600,891
(1-day SOFR + 0.80%), 4.46% , 03/30/29
(d) (g)
400 401,792
4.50% , 03/30/29
(d)
................. 400 401,551
4.88% , 04/03/29
(e)
................. 600 608,049
4.25% , 09/30/29
(e)
................. 600 597,703
4.75% , 03/31/30
(e)
................. 200 201,932
4.13% , 09/29/30
(e)
................. 200 197,084
1.63% , 10/05/30
(e)
................. 600 532,207
4.63% , 03/30/31
(d)
................. 200 200,784
2.38% , 04/07/31
(e)
................. 400 362,006
2.63% , 04/18/32
(e)
................. 200 179,077
Korea Railroad Corp. , 4.38% , 05/27/28
(e)
.... 400 400,304
Korea Water Resources Corp. , 4.38% ,
05/21/27
(e)
...................... 200 200,152
59,573,825
Supranational — 1.1%
Africa Finance Corp.
2.88% , 04/28/28
(d)
................. 600 575,196
3.75% , 10/30/29
(e)
................. 800 764,238
African Development Bank
4.38% , 11/03/27 .................. 2,010 2,022,817
4.38% , 03/14/28 .................. 2,669 2,690,171
3.88% , 06/12/28 .................. 2,435 2,432,026
3.50% , 09/18/29 .................. 1,000 984,586
Security
Par (000)
Par (000) Value
Supranational (continued)
4.00% , 03/18/30
(c)
................. USD 2,085 $ 2,084,163
3.63% , 03/03/31 .................. 735 721,001
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(g) (h)
..................... 975 952,388
4.50% , 06/12/35 .................. 1,190 1,197,583
4.13% , 01/22/36 .................. 1,465 1,428,939
African Export-Import Bank (The)
(d)
3.99% , 09/21/29 .................. 600 566,537
3.80% , 05/17/31
(c)
................. 545 492,083
Arab Energy Fund  (The) , 5.43% , 05/02/29
(d)
. 430 440,819
Asian Development Bank
2.38% , 08/10/27 .................. 600 588,337
6.22% , 08/15/27 .................. 143 146,419
3.13% , 08/20/27 .................. 4,455 4,411,041
2.50% , 11/02/27 .................. 1,998 1,957,174
4.38% , 01/14/28 .................. 1,985 1,999,972
2.75% , 01/19/28 .................. 1,255 1,231,136
3.75% , 04/25/28
(c)
................. 4,094 4,081,789
1.25% , 06/09/28 .................. 2,020 1,912,580
5.82% , 06/16/28 .................. 815 843,608
4.50% , 08/25/28 .................. 4,480 4,537,804
3.13% , 09/26/28 .................. 943 926,043
4.88% , 09/26/28 .................. 155 155,526
6.38% , 10/01/28
(c)
................. 530 555,765
4.38% , 03/06/29 .................. 4,257 4,307,959
1.88% , 03/15/29 .................. 545 514,875
3.63% , 08/28/29 .................. 2,845 2,815,832
1.75% , 09/19/29 .................. 2,771 2,579,028
1.88% , 01/24/30 .................. 4,141 3,842,545
4.75% , 02/12/30 .................. 15 15,053
4.13% , 05/30/30 .................. 3,456 3,473,211
3.75% , 08/28/30
(c)
................. 2,300 2,276,691
0.75% , 10/08/30 .................. 1,925 1,671,603
1.50% , 03/04/31 .................. 1,320 1,173,509
3.13% , 04/27/32 .................. 485 458,761
3.88% , 09/28/32 .................. 695 682,939
4.00% , 01/12/33 .................. 3,150 3,110,431
3.88% , 06/14/33 .................. 8,860 8,664,535
4.13% , 01/12/34
(c)
................. 1,494 1,479,058
4.38% , 03/22/35 .................. 2,365 2,367,728
4.25% , 01/14/36 .................. 3,480 3,441,460
Asian Infrastructure Investment Bank (The)
3.75% , 09/14/27 .................. 1,510 1,506,525
4.00% , 01/18/28 .................. 2,065 2,067,764
3.63% , 09/15/28 .................. 410 407,307
4.13% , 01/18/29 .................. 2,737 2,751,185
4.50% , 01/16/30 .................. 2,660 2,706,693
3.88% , 04/22/31 .................. 1,160 1,151,709
4.25% , 03/13/34 .................. 2,415 2,406,933
4.50% , 05/21/35 .................. 1,505 1,519,367
4.13% , 01/14/36 .................. 330 323,037
Banque Ouest Africaine de Developpement
(d)
5.00% , 07/27/27
(c)
................. 655 651,364
4.70% , 10/22/31 .................. 100 91,992
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20% ,
02/13/55
(g)
.................... 420 419,145
Corp. Andina de Fomento
4.13% , 01/07/28 .................. 895 895,187
5.00% , 01/24/29 .................. 2,174 2,220,101
5.00% , 01/22/30 .................. 60 61,476
Council of Europe Development Bank
4.63% , 06/11/27 .................. 730 735,108
3.63% , 01/26/28 .................. 460 457,656

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
140
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
3.63% , 05/08/28 .................. USD 135 $ 134,184
4.13% , 01/24/29 .................. 1,045 1,049,916
4.50% , 01/15/30 .................. 825 838,575
3.75% , 01/14/31 .................. 1,750 1,728,180
European Bank for Reconstruction &
Development
4.38% , 03/09/28 .................. 2,100 2,116,765
4.13% , 01/25/29 .................. 2,145 2,154,859
4.25% , 03/13/34 .................. 1,880 1,876,283
European Investment Bank
2.38% , 05/24/27 .................. 2,030 1,997,750
0.63% , 10/21/27 .................. 635 605,612
3.25% , 11/15/27 .................. 1,528 1,513,389
3.88% , 03/15/28 .................. 3,395 3,393,222
3.88% , 06/15/28 .................. 100 99,955
4.50% , 10/16/28 .................. 3,977 4,031,090
4.00% , 02/15/29 .................. 6,565 6,577,541
1.75% , 03/15/29
(c)
................. 1,540 1,449,930
4.75% , 06/15/29 .................. 5,385 5,513,395
1.63% , 10/09/29 .................. 1,517 1,404,317
3.75% , 11/15/29 .................. 5,125 5,088,782
4.50% , 03/14/30 .................. 965 982,872
0.88% , 05/17/30 .................. 1,345 1,190,042
3.63% , 07/15/30 .................. 3,310 3,262,830
0.75% , 09/23/30 .................. 2,406 2,092,943
3.88% , 10/15/30 .................. 1,470 1,461,752
1.25% , 02/14/31 .................. 3,280 2,885,680
3.75% , 03/13/31
(c)
................. 5,895 5,820,597
1.63% , 05/13/31 .................. 640 570,271
4.38% , 10/10/31 .................. 4,315 4,378,471
4.25% , 08/16/32 .................. 1,955 1,963,966
3.75% , 02/14/33 .................. 10,320 10,044,735
4.13% , 02/13/34 .................. 3,920 3,881,717
4.63% , 02/12/35 .................. 1,835 1,872,583
4.25% , 02/08/36 .................. 1,125 1,111,794
4.88% , 02/15/36 .................. 1,400 1,449,782
Inter-American Development Bank
2.38% , 07/07/27 .................. 2,210 2,170,820
0.63% , 09/16/27
(c)
................. 1,645 1,573,247
4.00% , 01/12/28 .................. 2,870 2,873,788
1.13% , 07/20/28
(c)
................. 3,148 2,962,783
3.13% , 09/18/28 .................. 3,288 3,228,901
4.13% , 02/15/29
(c)
................. 4,525 4,547,357
2.25% , 06/18/29 .................. 3,558 3,381,531
3.50% , 09/14/29 .................. 2,765 2,724,716
4.50% , 02/15/30
(c)
................. 2,495 2,539,612
3.75% , 06/14/30 .................. 1,130 1,119,283
1.13% , 01/13/31 .................. 4,425 3,877,950
3.63% , 09/17/31 .................. 610 596,329
3.50% , 04/12/33 .................. 9,825 9,389,259
4.50% , 09/13/33 .................. 1,815 1,840,801
4.38% , 07/17/34 .................. 3,380 3,391,656
4.38% , 07/16/35 .................. 3,050 3,045,836
4.13% , 01/23/36 .................. 3,385 3,305,629
3.88% , 10/28/41 .................. 889 783,250
3.20% , 08/07/42 .................. 280 224,109
4.38% , 01/24/44 .................. 958 884,916
Inter-American Investment Corp.
4.13% , 02/15/28 .................. 945 947,035
4.75% , 09/19/28 .................. 1,190 1,210,184
3.63% , 11/20/28 .................. 1,080 1,070,308
4.25% , 02/14/29 .................. 1,255 1,262,724
4.25% , 04/01/30 .................. 1,510 1,517,305
International Bank for Reconstruction &
Development
Security
Par (000)
Par (000) Value
Supranational (continued)
3.13% , 06/15/27 .................. USD 4,794 $ 4,751,700
2.50% , 11/22/27 .................. 3,346 3,275,552
0.75% , 11/24/27 .................. 4,688 4,464,523
1.38% , 04/20/28 .................. 4,130 3,933,526
3.63% , 05/05/28 .................. 1,195 1,188,502
4.50% , 06/26/28 .................. 10,175 10,180,970
3.50% , 07/12/28 .................. 5,006 4,962,427
4.63% , 08/01/28 .................. 4,774 4,846,140
1.13% , 09/13/28 .................. 4,727 4,430,986
3.63% , 09/21/29 .................. 3,575 3,536,542
3.88% , 10/16/29 .................. 2,990 2,981,211
1.75% , 10/23/29 .................. 3,139 2,915,467
3.88% , 02/14/30 .................. 6,205 6,181,914
4.13% , 03/20/30 .................. 4,195 4,215,171
0.88% , 05/14/30 .................. 4,470 3,954,891
4.00% , 07/25/30 .................. 4,120 4,118,034
0.75% , 08/26/30 .................. 4,150 3,617,922
3.50% , 10/28/30 .................. 1,130 1,105,969
4.00% , 01/10/31 .................. 6,024 6,015,904
1.25% , 02/10/31 .................. 4,060 3,572,984
4.50% , 04/10/31 .................. 4,420 4,509,742
1.63% , 11/03/31 .................. 6,267 5,508,968
4.63% , 01/15/32 .................. 3,870 3,969,377
2.50% , 03/29/32
(c)
................. 1,455 1,331,556
4.00% , 05/06/32 .................. 1,375 1,365,233
4.75% , 11/14/33 .................. 3,720 3,834,079
5.10% , 04/05/34 .................. 50 50,202
5.75% , 05/02/34 .................. 20 20,000
3.88% , 08/28/34 .................. 9,185 8,890,889
4.75% , 02/15/35
(c)
................. 2,148 2,206,083
4.38% , 08/27/35 .................. 2,225 2,222,045
International Development Association
0.75% , 06/10/27
(e)
................. 490 473,083
4.88% , 11/01/28
(d)
................. 2,350 2,400,886
4.38% , 06/11/29
(d)
................. 4,460 4,511,016
4.38% , 11/27/29
(d)
................. 3,355 3,394,681
4.00% , 06/11/30
(d)
................. 70 69,894
1.00% , 12/03/30
(d)
................. 35 30,546
3.75% , 09/12/31
(d)
................. 290 284,917
3.88% , 09/17/32
(d)
................. 30 29,415
4.50% , 02/12/35
(d)
................. 1,350 1,359,558
International Finance Corp.
4.50% , 01/21/28 .................. 725 731,966
4.50% , 07/13/28 .................. 2,205 2,232,192
3.50% , 01/22/29 .................. 20 19,782
4.25% , 07/02/29 .................. 1,250 1,260,785
3.88% , 07/02/30
(c)
................. 625 621,853
0.75% , 08/27/30
(c)
................. 1,550 1,350,847
New Development Bank (The) , 4.68% ,
11/07/27
(e)
...................... 1,200 1,208,349
Nordic Investment Bank
3.38% , 09/08/27 .................. 370 367,153
4.38% , 03/14/28 .................. 1,045 1,053,198
4.25% , 02/28/29 .................. 515 519,211
3.75% , 05/09/30 .................. 575 569,421
3.75% , 01/23/31 .................. 250 246,827
389,854,706
Sweden — 0.0%
Kommuninvest I Sverige AB , 3.50% , 08/25/27
(d)
200 198,722
Svensk Exportkredit AB
3.75% , 09/13/27 .................. 1,200 1,195,993
4.13% , 06/14/28 .................. 1,740 1,744,886
4.25% , 02/01/29 .................. 960 966,237

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
141
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
4.88% , 10/04/30 .................. USD 1,305 $ 1,344,677
5,450,515
Thailand — 0.0%
Export-Import Bank of Thailand
(e)
3.90% , 06/02/27 .................. 200 198,861
5.35% , 05/16/29 .................. 600 614,567
813,428
United Arab Emirates — 0.0%
(e)
Abu Dhabi Future Energy Co. PJSC Masdar
4.88% , 07/25/29 .................. 600 602,408
4.88% , 05/21/30 .................. 400 399,872
4.88% , 07/25/33 .................. 800 785,873
5.25% , 07/25/34 .................. 400 399,768
5.38% , 05/21/35 .................. 600 604,434
Finance Department Government of Sharjah
6.50% , 11/23/32 .................. 800 825,469
3.63% , 03/10/33 .................. 800 691,387
6.13% , 03/06/36 .................. 1,200 1,196,995
4.00% , 07/28/50 .................. 1,000 634,763
4.38% , 03/10/51 .................. 400 268,864
RAK Capital , 5.00% , 03/12/35 ........... 1,000 1,000,680
7,410,513
Uzbekistan — 0.0%
Uzbekneftegaz JSC , 8.75% , 05/07/30
(e)
..... 1,200 1,288,575
Total Foreign Agency Obligations — 2 .6%
(Cost: $ 961,854,690 ) .............................. 949,608,361
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
8.25% , 05/09/28
(e)
................. 1,200 1,228,681
8.00% , 11/26/29
(e)
................. 1,800 1,836,513
9.24% , 01/15/31
(e)
................. 1,000 1,067,243
8.75% , 04/14/32
(e)
................. 1,600 1,665,167
9.38% , 03/31/33
(d)
................. 1,600 1,691,974
9.88% , 10/15/35
(e)
................. 800 859,646
9.88% , 03/31/37
(d)
................. 1,200 1,274,916
9.38% , 05/08/48
(e)
................. 1,600 1,558,252
9.13% , 11/26/49
(e)
................. 1,200 1,144,260
12,326,652
Argentina — 0.2%
Argentine Republic (The)
1.00% , 07/09/29
(c)
................. 3,138 2,770,788
0.75% , 07/09/30
(i)
................. 19,704 16,839,472
4.12% , 07/09/35
(i)
................. 35,038 25,929,553
5.00% , 01/09/38
(i)
................. 18,455 14,243,281
3.50% , 07/09/41
(i)
................. 15,630 10,771,910
4.12% , 07/09/46
(i)
................. 2,446 1,718,323
Ciudad Autonoma De Buenos Aires
(e)
7.50% , 06/01/27 .................. 600 605,538
7.80% , 11/26/33 .................. 600 621,923
Province of Santa Fe , 8.10% , 12/11/34
(c) (e)
... 800 784,195
Provincia de Buenos Aires
(e)(i)
5.88% , 09/01/37 .................. 950 657,160
6.63% , 09/01/37 .................. 5,470 4,214,106
Provincia de Cordoba
(e)
9.75% , 07/02/32
(c)
................. 800 831,684
8.60% , 02/03/35 .................. 800 771,371
80,759,304
Security
Par (000)
Par (000) Value
Armenia — 0.0%
Republic of Armenia
(e)
3.95% , 09/26/29 .................. USD 400 $ 383,213
3.60% , 02/02/31 .................. 800 732,341
6.75% , 03/12/35 .................. 800 838,689
1,954,243
Azerbaijan — 0.0%
Republic of Azerbaijan
(e)
5.13% , 09/01/29 .................. 350 355,627
3.50% , 09/01/32 .................. 950 892,947
1,248,574
Bahamas — 0.0%
Commonwealth of the Bahamas
(e)
8.95% , 10/15/32 .................. 610 682,478
8.25% , 06/24/36 .................. 1,200 1,340,802
2,023,280
Bahrain — 0.1%
(e)
CBB International Sukuk Programme Co. WLL
3.95% , 09/16/27 .................. 1,000 971,429
3.88% , 05/18/29 .................. 1,000 930,967
6.25% , 10/18/30 .................. 800 796,214
6.00% , 02/12/31 .................. 1,200 1,176,902
5.88% , 06/05/32 .................. 1,200 1,162,885
6.25% , 07/07/33 .................. 1,800 1,775,250
5.87% , 02/06/34 .................. 1,600 1,537,850
6.12% , 09/03/34 .................. 800 782,588
Kingdom of Bahrain
4.25% , 01/25/28 .................. 600 577,612
7.00% , 10/12/28 .................. 1,600 1,614,331
6.75% , 09/20/29 .................. 1,200 1,203,228
7.38% , 05/14/30 .................. 1,100 1,125,176
5.63% , 09/30/31 .................. 1,000 951,523
5.45% , 09/16/32 .................. 1,200 1,115,953
5.25% , 01/25/33 .................. 1,200 1,095,799
5.63% , 05/18/34 .................. 1,400 1,283,925
7.75% , 04/18/35 .................. 1,000 1,044,203
7.50% , 02/12/36 .................. 1,000 1,025,768
7.50% , 07/07/37 .................. 800 814,321
6.63% , 10/06/37 .................. 1,000 949,999
7.10% , 02/03/38 .................. 1,400 1,368,495
6.00% , 09/19/44 .................. 1,200 1,006,402
7.50% , 09/20/47 .................. 1,000 976,501
6.25% , 01/25/51 .................. 400 340,656
25,627,977
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(e)
500 534,783
Belgium — 0.0%
Kingdom of Belgium , 4.88% , 06/10/55
(e)
..... 1,200 1,061,911
Benin — 0.0%
(e)
Benin Government Bond
7.96% , 02/13/38 .................. 1,000 1,028,909
8.38% , 01/23/41 .................. 500 520,250
Benin Sukuk SA , 6.20% , 01/29/33 ........ 600 570,593
2,119,752
Bermuda — 0.0%
Bermuda Government Bond
(e)
4.75% , 02/15/29 .................. 460 462,185
2.38% , 08/20/30 .................. 1,135 1,030,381
5.00% , 07/15/32 .................. 1,195 1,201,712
3.38% , 08/20/50
(c)
................. 760 527,542
3,221,820

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
142
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50% , 03/20/28 .................. USD 667 $ 640,318
7.50% , 03/02/30
(c)
................. 800 772,198
1,412,516
Brazil — 0.1%
Federative Republic of Brazil
10.13% , 05/15/27
(c)
................ 600 633,832
4.63% , 01/13/28 .................. 3,000 2,999,980
4.50% , 05/30/29 .................. 2,000 1,990,680
3.88% , 06/12/30 .................. 3,400 3,260,161
5.50% , 11/06/30 .................. 2,400 2,445,356
6.25% , 03/18/31 .................. 1,900 1,986,294
3.75% , 09/12/31
(c)
................. 1,600 1,482,349
6.13% , 01/22/32 .................. 2,000 2,063,929
5.50% , 02/04/33 .................. 1,400 1,380,792
6.00% , 10/20/33 .................. 2,200 2,222,158
8.25% , 01/20/34 .................. 1,775 2,040,585
6.13% , 03/15/34 .................. 2,200 2,228,674
6.63% , 03/15/35 .................. 4,400 4,560,989
6.25% , 05/22/36 .................. 3,400 3,385,492
7.13% , 01/20/37
(c)
................. 1,850 2,028,793
5.63% , 01/07/41
(c)
................. 2,200 2,049,816
5.00% , 01/27/45 .................. 3,400 2,731,479
5.63% , 02/21/47 .................. 2,800 2,384,227
4.75% , 01/14/50 .................. 3,900 2,886,041
7.13% , 05/13/54 .................. 2,400 2,413,761
7.25% , 01/12/56 .................. 2,000 2,011,829
49,187,217
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(e)
1,600 1,558,817
Cameroon — 0.0%
Republic of Cameroon
(e)
9.50% , 07/31/31 .................. 400 403,489
8.88% , 01/30/33 .................. 1,000 977,211
1,380,700
Canada — 0.2%
Canadian Government Bond
3.75% , 04/26/28 .................. 795 792,849
4.63% , 04/30/29 .................. 2,770 2,824,410
4.00% , 03/18/30 .................. 3,255 3,257,349
Province of Alberta
3.30% , 03/15/28 .................. 3,195 3,155,703
4.50% , 06/26/29 .................. 130 131,757
1.30% , 07/22/30 .................. 2,870 2,559,249
4.50% , 01/24/34 .................. 380 380,115
4.30% , 11/02/35 .................. 15 14,632
Province of British Columbia
4.70% , 01/24/28 .................. 75 75,872
4.80% , 11/15/28 .................. 1,700 1,731,394
4.90% , 04/24/29 .................. 2,415 2,472,634
1.30% , 01/29/31 .................. 1,055 925,387
4.20% , 07/06/33 .................. 2,060 2,025,890
4.75% , 06/12/34 .................. 2,225 2,251,869
4.80% , 06/11/35 .................. 1,880 1,902,110
7.25% , 09/01/36 .................. 250 299,242
Province of Manitoba
1.50% , 10/25/28 .................. 290 272,752
4.30% , 07/27/33 .................. 10 9,869
4.90% , 05/31/34 .................. 1,515 1,545,720
Province of New Brunswick , 3.63% , 02/24/28 . 950 943,185
Province of Ontario
3.10% , 05/19/27
(c)
................. 400 396,401
Security
Par (000)
Par (000) Value
Canada (continued)
1.05% , 05/21/27 .................. USD 410 $ 397,572
4.20% , 01/18/29 .................. 2,640 2,652,578
3.70% , 09/17/29 .................. 2,000 1,977,473
2.00% , 10/02/29 .................. 2,233 2,087,533
4.70% , 01/15/30 .................. 290 296,042
3.90% , 09/04/30 .................. 20 19,825
1.13% , 10/07/30 .................. 2,585 2,272,677
1.60% , 02/25/31 .................. 1,420 1,262,605
1.80% , 10/14/31 .................. 785 692,444
2.13% , 01/21/32 .................. 1,630 1,450,663
5.05% , 04/24/34 .................. 1,700 1,760,198
4.85% , 06/11/35 .................. 1,180 1,201,738
4.45% , 11/20/35 .................. 2,015 1,986,583
Province of Quebec
3.63% , 04/13/28 .................. 1,055 1,047,819
4.50% , 04/03/29 .................. 3,635 3,679,826
7.50% , 09/15/29 .................. 743 821,811
1.35% , 05/28/30 .................. 1,840 1,650,375
3.88% , 01/14/31 .................. 4,140 4,087,650
1.90% , 04/21/31 .................. 1,225 1,099,605
4.50% , 09/08/33 .................. 1,085 1,086,359
4.25% , 09/05/34 .................. 2,080 2,033,902
4.63% , 08/28/35 .................. 2,015 2,012,053
Province of Saskatchewan
3.25% , 06/08/27 .................. 265 262,701
4.65% , 01/28/30 .................. 415 421,774
64,230,195
Chile — 0.1%
Republic of Chile
3.24% , 02/06/28 .................. 1,600 1,571,065
4.85% , 01/22/29 .................. 1,800 1,822,326
2.45% , 01/31/31 .................. 1,600 1,459,307
4.35% , 04/13/31 .................. 800 789,923
2.55% , 01/27/32 .................. 1,600 1,427,666
2.55% , 07/27/33 .................. 2,200 1,895,352
3.50% , 01/31/34 .................. 1,400 1,277,514
4.95% , 01/05/36 .................. 1,811 1,808,085
5.65% , 01/13/37 .................. 1,600 1,675,139
3.10% , 05/07/41 .................. 2,700 2,070,905
4.34% , 03/07/42 .................. 2,000 1,771,030
3.63% , 10/30/42 .................. 550 443,472
3.86% , 06/21/47 .................. 1,000 788,112
3.50% , 01/25/50 .................. 2,250 1,625,589
4.00% , 01/31/52 .................. 1,000 784,319
3.50% , 04/15/53 .................. 1,400 990,965
5.33% , 01/05/54 .................. 1,647 1,576,158
3.10% , 01/22/61 .................. 2,004 1,238,523
3.25% , 09/21/71 .................. 1,000 622,846
25,638,296
China — 0.0%
People's Republic of China
(e)
2.63% , 11/02/27 .................. 1,000 985,458
4.13% , 11/20/27 .................. 600 604,996
3.50% , 10/19/28 .................. 800 796,992
3.63% , 11/13/28 .................. 2,400 2,396,667
4.25% , 11/20/29 .................. 600 611,712
2.13% , 12/03/29 .................. 2,000 1,898,741
1.20% , 10/21/30 .................. 1,800 1,614,190
3.75% , 11/13/30 .................. 2,400 2,397,975
1.75% , 10/26/31
(c)
................. 1,000 904,887
2.75% , 12/03/39 .................. 900 777,921
4.00% , 10/19/48 .................. 400 375,233
2.25% , 10/21/50
(c)
................. 600 403,947

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
143
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
2.50% , 10/26/51
(c)
................. USD 600 $ 421,440
14,190,159
Colombia — 0.1%
Republic of Colombia
5.38% , 01/21/29 .................. 2,000 1,988,040
4.50% , 03/15/29 .................. 1,400 1,358,854
3.00% , 01/30/30 .................. 1,225 1,105,371
7.38% , 04/25/30 .................. 2,000 2,096,396
6.13% , 01/21/31 .................. 1,400 1,400,523
3.13% , 04/15/31 .................. 1,800 1,569,095
3.25% , 04/22/32 .................. 1,400 1,188,075
6.50% , 01/21/33 .................. 1,000 995,290
8.00% , 04/20/33 .................. 1,559 1,678,524
7.50% , 02/02/34 .................. 2,002 2,095,245
8.00% , 11/14/35
(c)
................. 1,800 1,953,362
7.75% , 11/07/36
(c)
................. 2,000 2,109,937
7.38% , 09/18/37 .................. 1,700 1,747,314
6.13% , 01/18/41
(c)
................. 2,050 1,852,537
5.63% , 02/26/44 .................. 2,000 1,653,932
5.00% , 06/15/45 .................. 1,380 1,050,468
5.20% , 05/15/49 .................. 845 643,790
8.38% , 11/07/54
(c)
................. 1,600 1,748,848
28,235,601
Congo, the Democratic Republic of the — 0.0%
DRC International Bond
(d)
8.75% , 04/16/32 .................. 600 611,688
9.50% , 04/16/37 .................. 600 612,630
1,224,318
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13% , 02/19/31 .................. 1,400 1,450,913
6.55% , 04/03/34 .................. 1,400 1,501,141
5.63% , 04/30/43
(c)
................. 400 383,315
7.00% , 04/04/44 .................. 1,000 1,090,964
7.16% , 03/12/45 .................. 1,400 1,541,883
7.30% , 11/13/54
(c)
................. 1,500 1,687,500
7,655,716
Dominican Republic — 0.1%
Dominican Republic Government Bond
(e)
6.00% , 07/19/28 .................. 1,200 1,216,885
5.50% , 02/22/29 .................. 1,750 1,752,239
4.50% , 01/30/30 .................. 2,100 2,020,573
7.05% , 02/03/31
(c)
................. 1,200 1,263,510
4.88% , 09/23/32 .................. 3,100 2,927,963
6.00% , 02/22/33 .................. 1,650 1,647,442
5.75% , 03/17/34
(c)
................. 1,200 1,170,475
5.88% , 10/28/35 .................. 1,800 1,760,200
6.60% , 06/01/36 .................. 800 822,718
6.95% , 03/15/37 .................. 2,000 2,086,674
6.15% , 05/17/38 .................. 1,600 1,556,992
5.30% , 01/21/41 .................. 1,500 1,322,455
7.45% , 04/30/44 .................. 1,400 1,498,906
6.85% , 01/27/45 .................. 1,900 1,907,098
6.50% , 02/15/48 .................. 950 919,809
6.40% , 06/05/49 .................. 1,700 1,626,743
7.15% , 02/24/55 .................. 1,015 1,058,234
5.88% , 01/30/60 .................. 3,250 2,822,981
29,381,897
Ecuador — 0.1%
Amazon Conservation DAC , 6.03% , 01/16/42
(d)
1,000 1,014,492
Republic of Ecuador
(e)
0.00% , 07/31/30
(j)
................. 832 713,422
Security
Par (000)
Par (000) Value
Ecuador (continued)
6.90% , 07/31/30
(i)
................. USD 690 $ 689,327
8.75% , 01/29/34 .................. 2,000 2,040,367
6.90% , 07/31/35
(i)
................. 6,127 5,667,376
9.25% , 01/29/39 .................. 1,855 1,917,864
5.00% , 07/31/40
(i)
................. 2,885 2,414,540
14,457,388
Egypt — 0.1%
(e)
Arab Republic of Egypt
5.80% , 09/30/27 .................. 1,000 994,967
6.59% , 02/21/28 .................. 1,200 1,204,926
7.60% , 03/01/29 .................. 2,003 2,045,871
8.63% , 02/04/30 .................. 1,600 1,689,596
5.88% , 02/16/31 .................. 1,400 1,330,428
7.05% , 01/15/32 .................. 1,000 980,461
7.63% , 05/29/32 .................. 1,600 1,592,056
9.45% , 02/04/33 .................. 1,400 1,510,893
7.30% , 09/30/33 .................. 1,100 1,063,032
6.88% , 04/30/40 .................. 500 434,416
8.50% , 01/31/47 .................. 2,600 2,369,787
7.90% , 02/21/48 .................. 1,400 1,207,313
8.70% , 03/01/49 .................. 1,600 1,480,468
8.88% , 05/29/50 .................. 2,000 1,869,456
8.75% , 09/30/51 .................. 800 740,636
8.15% , 11/20/59 .................. 600 516,581
7.50% , 02/16/61 .................. 1,400 1,119,112
Egyptian Financial Co. for Sovereign Taskeek
(The)
6.38% , 04/07/29 .................. 800 795,117
7.95% , 10/07/32 .................. 800 819,625
23,764,741
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63% , 02/28/29 .................. 431 457,891
9.25% , 04/17/30
(c)
................. 1,050 1,122,806
8.25% , 04/10/32 .................. 500 528,324
7.65% , 06/15/35 .................. 918 941,054
7.12% , 01/20/50
(c)
................. 998 905,103
9.50% , 07/15/52
(c)
................. 1,100 1,229,235
9.65% , 11/21/54 .................. 1,100 1,236,966
6,421,379
Finland — 0.0%
(d)
Kuntarahoitus OYJ
3.25% , 08/24/27 .................. 290 287,184
3.63% , 10/09/29 .................. 1,555 1,535,597
Republic of Finland
0.88% , 05/20/30 .................. 450 396,988
4.38% , 07/02/34 .................. 1,000 1,001,160
3,220,929
Gabon — 0.0%
Gabon Government Bond
(e)
9.50% , 02/18/29 .................. 600 565,684
6.63% , 02/06/31 .................. 800 674,395
7.00% , 11/24/31 .................. 600 500,557
1,740,636
Georgia — 0.0%
Republic of Georgia , 5.13% , 01/28/31
(e)
..... 600 582,546
Ghana — 0.0%
Republic of Ghana
(e)
5.00% , 07/03/29
(i)
................. 2,564 2,508,061
5.00% , 07/03/35
(i)
................. 4,291 3,934,830

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
144
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ghana (continued)
1.50% , 01/03/37 .................. USD 850 $ 488,522
6,931,413
Guatemala — 0.0%
Republic of Guatemala
(e)
4.38% , 06/05/27 .................. 400 397,880
4.88% , 02/13/28 .................. 400 399,890
5.25% , 08/10/29
(c)
................. 600 603,828
4.90% , 06/01/30 .................. 400 397,879
6.05% , 08/06/31 .................. 600 621,974
5.38% , 04/24/32
(c)
................. 700 704,865
7.05% , 10/04/32 .................. 600 653,049
3.70% , 10/07/33 .................. 600 536,732
6.60% , 06/13/36 .................. 1,000 1,067,971
6.25% , 08/15/36 .................. 800 835,240
6.55% , 02/06/37 .................. 800 854,276
4.65% , 10/07/41 .................. 400 347,422
6.13% , 06/01/50
(c)
................. 1,400 1,385,443
6.88% , 08/15/55 .................. 800 864,261
9,670,710
Honduras — 0.0%
Republic of Honduras
(e)
5.63% , 06/24/30 .................. 550 546,822
8.63% , 11/27/34 .................. 1,000 1,145,962
1,692,784
Hong Kong — 0.0%
Hong Kong Government International Bond
4.25% , 07/24/27
(c) (d)
................ 1,000 1,003,933
4.50% , 01/11/28
(d)
................. 1,200 1,210,075
4.00% , 06/07/28
(c) (d)
................ 1,000 1,001,442
4.13% , 06/10/30
(d)
................. 800 802,801
1.38% , 02/02/31
(c) (d)
................ 1,200 1,061,169
1.75% , 11/24/31
(e)
................. 800 708,459
4.63% , 01/11/33
(d)
................. 1,200 1,214,414
4.00% , 06/07/33
(d)
................. 800 779,873
2.38% , 02/02/51
(d)
................. 400 251,713
5.25% , 01/11/53
(d)
................. 400 414,629
8,448,508
Hungary — 0.1%
Hungary Government Bond
6.13% , 05/22/28
(e)
................. 2,200 2,263,910
5.25% , 06/16/29
(e)
................. 1,600 1,625,296
5.38% , 09/26/30
(e)
................. 1,400 1,431,615
2.13% , 09/22/31
(e)
................. 2,200 1,908,240
6.25% , 09/22/32
(e)
................. 1,800 1,918,151
5.50% , 06/16/34
(e)
................. 1,200 1,214,109
6.00% , 09/26/35
(e)
................. 1,000 1,040,986
5.50% , 03/26/36
(e)
................. 2,400 2,402,552
7.63% , 03/29/41 .................. 1,910 2,243,246
3.13% , 09/21/51
(e)
................. 2,000 1,246,439
6.75% , 09/25/52
(e)
................. 1,200 1,291,617
6.75% , 09/23/55
(e)
................. 1,600 1,707,822
20,293,983
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84% , 12/13/27 .................. 400 395,235
3.25% , 02/13/30 .................. 800 758,072
1,153,307
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
(e)
4.40% , 06/06/27 .................. 1,600 1,603,256
4.40% , 03/01/28 .................. 1,600 1,603,104
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.40% , 11/15/28 .................. USD 1,000 $ 1,026,264
4.45% , 02/20/29 .................. 1,100 1,102,239
5.10% , 07/02/29 .................. 1,000 1,020,700
5.00% , 05/25/30 .................. 1,200 1,215,857
2.80% , 06/23/30 .................. 1,000 930,586
4.55% , 07/23/30 .................. 800 797,283
4.50% , 12/01/30 .................. 1,200 1,192,467
2.55% , 06/09/31
(c)
................. 1,230 1,109,915
4.70% , 06/06/32 .................. 1,400 1,391,258
5.60% , 11/15/33 .................. 900 927,762
5.20% , 07/02/34 .................. 1,200 1,201,654
5.25% , 11/25/34 .................. 800 801,048
5.20% , 07/23/35 .................. 1,000 996,996
5.00% , 12/01/35 .................. 1,000 981,934
3.80% , 06/23/50 .................. 1,000 730,817
3.55% , 06/09/51 .................. 800 552,606
5.50% , 07/02/54 .................. 600 577,116
5.65% , 11/25/54 .................. 600 584,032
Republic of Indonesia
3.85% , 07/18/27
(e)
................. 800 796,260
4.15% , 09/20/27 .................. 700 698,814
3.50% , 01/11/28 .................. 1,250 1,235,184
4.55% , 01/11/28 .................. 800 804,010
4.10% , 04/24/28 .................. 1,200 1,197,368
4.75% , 02/11/29 .................. 1,200 1,214,001
4.40% , 03/10/29 .................. 600 601,135
3.40% , 09/18/29 .................. 740 719,687
5.25% , 01/15/30 .................. 1,000 1,022,826
2.85% , 02/14/30 .................. 1,200 1,126,598
3.85% , 10/15/30 .................. 1,600 1,552,051
4.35% , 02/21/31 .................. 1,000 987,807
1.85% , 03/12/31 .................. 1,200 1,053,876
4.30% , 04/16/31 .................. 800 789,398
2.15% , 07/28/31 .................. 1,200 1,059,178
3.55% , 03/31/32 .................. 1,000 936,825
4.65% , 09/20/32 .................. 1,500 1,487,481
4.85% , 01/11/33 .................. 1,200 1,191,905
4.70% , 02/10/34 .................. 600 587,466
4.75% , 09/10/34 .................. 1,200 1,171,851
5.60% , 01/15/35 .................. 1,200 1,234,016
8.50% , 10/12/35
(e)
................. 1,450 1,795,067
4.95% , 02/21/36 .................. 1,200 1,170,455
4.90% , 04/16/36 .................. 1,400 1,361,319
6.63% , 02/17/37
(e)
................. 1,450 1,598,096
7.75% , 01/17/38
(e)
................. 2,000 2,405,818
5.25% , 01/17/42
(e)
................. 2,200 2,136,238
4.63% , 04/15/43
(e)
................. 1,400 1,247,406
6.75% , 01/15/44
(e)
................. 2,000 2,224,145
5.13% , 01/15/45
(e)
................. 2,000 1,884,332
5.95% , 01/08/46
(e)
................. 1,300 1,324,467
5.25% , 01/08/47
(c) (e)
................ 1,400 1,329,174
4.75% , 07/18/47
(e)
................. 810 717,174
4.35% , 01/11/48 .................. 1,850 1,516,556
5.35% , 02/11/49
(c)
................. 1,000 957,158
3.70% , 10/30/49 .................. 1,000 728,123
3.50% , 02/14/50 .................. 750 526,865
4.20% , 10/15/50 .................. 1,850 1,455,464
3.05% , 03/12/51 .................. 2,000 1,269,382
4.30% , 03/31/52 .................. 600 477,544
5.45% , 09/20/52
(c)
................. 575 547,094
5.65% , 01/11/53
(c)
................. 800 782,029
5.10% , 02/10/54
(c)
................. 800 736,266
5.15% , 09/10/54 .................. 600 551,115
5.48% , 02/21/56 .................. 700 665,387
3.20% , 09/23/61 .................. 600 367,219

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
145
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.45% , 04/15/70 .................. USD 1,000 $ 783,410
3.35% , 03/12/71
(c)
................. 800 492,968
72,864,902
Iraq — 0.0%
Republic of Iraq , 5.80% , 01/15/28
(e)
........ 641 626,793
Israel — 0.1%
State of Israel Government Bond
6.25% , 11/21/27
(e)
................. 600 615,667
3.25% , 01/17/28 .................. 1,000 977,166
5.38% , 03/12/29 .................. 2,000 2,031,461
2.50% , 01/15/30 .................. 1,200 1,107,963
5.38% , 02/19/30 .................. 2,600 2,648,772
2.75% , 07/03/30 .................. 1,800 1,658,867
4.50% , 01/13/31 .................. 2,400 2,361,554
6.50% , 11/06/31
(e)
................. 1,600 1,719,003
4.50% , 01/17/33 .................. 2,000 1,932,144
5.50% , 09/18/33 .................. 70 74,590
5.50% , 03/12/34 .................. 3,200 3,254,443
5.63% , 02/19/35 .................. 2,400 2,452,679
5.00% , 01/13/36 .................. 2,000 1,943,043
4.50% , 01/30/43 .................. 1,550 1,319,490
4.13% , 01/17/48 .................. 1,000 761,944
3.38% , 01/15/50 .................. 2,000 1,309,643
3.88% , 07/03/50 .................. 1,950 1,394,201
5.75% , 03/12/54 .................. 3,000 2,825,120
5.88% , 01/13/56 .................. 1,800 1,723,561
3.80% , 05/13/60
(e)
................. 5,000 3,270,463
4.50% , 04/03/2120
(c)
............... 1,200 858,334
36,240,108
Italy — 0.0%
Buoni Poliennali del Tesoro
2.88% , 10/17/29 .................. 1,761 1,682,368
5.38% , 06/15/33 .................. 1,602 1,670,642
4.00% , 10/17/49 .................. 2,417 1,819,924
3.88% , 05/06/51 .................. 2,245 1,629,514
6,802,448
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38% , 03/03/28 .................. 200 202,262
7.63% , 01/30/33 .................. 1,200 1,259,638
6.13% , 06/15/33 .................. 1,200 1,168,510
8.08% , 04/01/36 .................. 1,800 1,911,855
8.25% , 01/30/37 .................. 1,400 1,502,175
6.75% , 02/25/41 .................. 1,600 1,477,527
7,521,967
Jamaica — 0.0%
Jamaica Government Bond
6.75% , 04/28/28
(c)
................. 767 787,844
8.00% , 03/15/39 .................. 1,300 1,568,298
7.88% , 07/28/45 .................. 1,800 2,171,239
4,527,381
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
7.75% , 01/15/28 .................. 600 617,333
7.50% , 01/13/29 .................. 1,200 1,244,272
5.85% , 07/07/30 .................. 1,200 1,195,953
5.75% , 11/12/32 .................. 800 778,263
7.38% , 10/10/47 .................. 1,000 965,831
4,801,652
Security
Par (000)
Par (000) Value
Kazakhstan — 0.0%
Republic of Kazakhstan
(e)
4.41% , 10/28/30 .................. USD 1,600 $ 1,577,685
5.00% , 07/01/32 .................. 1,200 1,212,205
4.71% , 04/09/35 .................. 1,400 1,376,347
5.50% , 07/01/37 .................. 1,200 1,225,619
4.88% , 10/14/44 .................. 1,200 1,094,859
6.50% , 07/21/45 .................. 1,400 1,521,387
8,008,102
Kenya — 0.0%
Republic of Kenya
(e)
9.75% , 02/16/31 .................. 1,400 1,477,292
8.00% , 05/22/32 .................. 840 825,405
7.88% , 10/09/33 .................. 800 762,798
6.30% , 01/23/34 .................. 800 695,530
7.88% , 02/26/34 .................. 1,000 934,331
9.50% , 03/05/36 .................. 1,600 1,602,119
8.80% , 10/09/38 .................. 800 761,358
8.70% , 02/26/39 .................. 1,400 1,319,276
8.25% , 02/28/48 .................. 1,000 901,093
9,279,202
Kuwait — 0.0%
State of Kuwait
4.02% , 10/09/28
(e)
................. 3,000 2,966,525
4.14% , 10/09/30
(e)
................. 3,200 3,157,715
4.80% , 04/20/33
(d)
................. 1,000 1,000,748
4.65% , 10/09/35
(e)
................. 5,000 4,878,420
12,003,408
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(e)
...................... 800 818,428
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(d)
. 1,365 1,371,617
Lebanon — 0.0%
Lebanese Republic
(a)(e)(k)
6.75% , 11/29/27 .................. 1,032 261,397
6.65% , 11/03/28 .................. 660 167,336
6.85% , 05/25/29 .................. 1,095 277,767
6.65% , 02/26/30 .................. 1,500 383,023
7.00% , 03/23/32 .................. 1,000 258,039
7.05% , 11/02/35 .................. 505 131,395
7.25% , 03/23/37 .................. 845 219,276
1,698,233
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd. , 4.24% ,
04/22/45 ....................... 400 352,609
Malaysia Sukuk Global Bhd. , 4.08% , 04/27/46 750 644,168
Malaysia Wakala Sukuk Bhd.
2.07% , 04/28/31 .................. 750 679,734
3.08% , 04/28/51 .................. 250 175,242
1,851,753
Mexico — 0.3%
United Mexican States
3.75% , 01/11/28 .................. 1,400 1,384,565
5.40% , 02/09/28 .................. 1,200 1,217,754
4.50% , 04/22/29 .................. 2,400 2,392,917
5.00% , 05/07/29 .................. 1,000 1,008,319
3.25% , 04/16/30 .................. 2,100 1,971,842
6.00% , 05/13/30 .................. 1,600 1,659,484
4.75% , 03/22/31 .................. 1,200 1,179,208
2.66% , 05/24/31 .................. 3,000 2,670,180
8.30% , 08/15/31 .................. 1,175 1,370,624

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
146
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
4.75% , 04/27/32 .................. USD 2,635 $ 2,545,278
5.85% , 07/02/32 .................. 3,600 3,664,571
5.38% , 03/22/33 .................. 3,700 3,638,476
7.50% , 04/08/33 .................. 1,130 1,289,572
4.88% , 05/19/33 .................. 2,200 2,099,170
5.63% , 02/09/34 .................. 3,005 2,969,802
3.50% , 02/12/34 .................. 2,800 2,400,336
6.75% , 09/27/34 .................. 1,675 1,784,982
6.35% , 02/09/35 .................. 2,855 2,944,798
5.63% , 09/22/35 .................. 2,600 2,540,454
6.00% , 05/07/36 .................. 4,200 4,220,877
6.88% , 05/13/37 .................. 3,630 3,836,922
6.63% , 01/29/38 .................. 2,700 2,781,645
6.13% , 02/09/38 .................. 3,995 3,952,853
6.05% , 01/11/40 .................. 3,100 3,049,311
4.28% , 08/14/41 .................. 2,600 2,059,057
4.75% , 03/08/44 .................. 3,984 3,232,640
5.55% , 01/21/45 .................. 2,955 2,688,457
4.60% , 01/23/46 .................. 2,400 1,868,839
4.35% , 01/15/47 .................. 1,500 1,110,431
4.60% , 02/10/48 .................. 1,850 1,408,018
4.50% , 01/31/50 .................. 1,800 1,341,090
5.00% , 04/27/51 .................. 2,600 2,057,329
4.40% , 02/12/52 .................. 2,200 1,579,361
6.34% , 05/04/53 .................. 3,000 2,830,985
6.40% , 05/07/54 .................. 2,600 2,461,921
7.38% , 05/13/55 .................. 2,605 2,779,079
6.75% , 02/09/56 .................. 2,000 1,973,150
3.77% , 05/24/61 .................. 3,000 1,810,217
3.75% , 04/19/71 .................. 3,000 1,737,086
5.75% , 10/12/2110 ................ 2,700 2,218,317
91,729,917
Mongolia — 0.0%
State of Mongolia
6.63% , 02/25/30
(e)
................. 600 617,959
4.45% , 07/07/31
(e)
................. 600 563,188
5.95% , 03/09/32
(d)
................. 200 201,206
1,382,353
Montenegro — 0.0%
Republic of Montenegro , 7.25% , 03/12/31
(e)
.. 800 842,204
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38% , 12/15/27 .................. 800 772,069
5.95% , 03/08/28 .................. 1,000 1,020,021
3.00% , 12/15/32 .................. 1,200 1,046,179
6.50% , 09/08/33 .................. 1,400 1,496,625
5.50% , 12/11/42 .................. 600 563,567
4.00% , 12/15/50 .................. 1,400 992,105
5,890,566
Mozambique — 0.0%
Republic of Mozambique , 9.00% , 09/15/31
(e) (i)
. 1,000 818,048
Nigeria — 0.1%
(e)
Federal Republic of Nigeria
6.50% , 11/28/27 .................. 1,400 1,412,288
6.13% , 09/28/28 .................. 1,200 1,208,007
8.38% , 03/24/29 .................. 1,400 1,495,305
7.14% , 02/23/30 .................. 1,600 1,653,913
8.75% , 01/21/31 .................. 800 867,040
9.63% , 06/09/31 .................. 600 676,691
7.88% , 02/16/32 .................. 1,600 1,686,479
7.38% , 09/28/33 .................. 1,400 1,431,695
10.38% , 12/09/34 ................. 1,400 1,677,419
Security
Par (000)
Par (000) Value
Nigeria (continued)
7.70% , 02/23/38 .................. USD 1,200 $ 1,228,914
9.13% , 01/13/46 .................. 1,000 1,105,195
7.63% , 11/28/47 .................. 1,600 1,561,681
9.25% , 01/21/49 .................. 800 897,944
8.25% , 09/28/51 .................. 1,200 1,214,249
Nigeria Government Bond , 8.63% , 01/13/36 .. 1,400 1,534,918
19,651,738
Oman — 0.1%
(e)
Oman Government Bond
6.75% , 10/28/27 .................. 1,400 1,441,552
5.63% , 01/17/28 .................. 2,600 2,637,383
6.00% , 08/01/29 .................. 2,000 2,078,320
6.25% , 01/25/31 .................. 1,800 1,911,889
7.38% , 10/28/32 .................. 1,000 1,139,372
6.50% , 03/08/47 .................. 2,050 2,187,662
6.75% , 01/17/48 .................. 2,600 2,832,296
7.00% , 01/25/51 .................. 1,000 1,129,149
Oman Sovereign Sukuk SAOC
4.88% , 06/15/30 .................. 2,000 2,013,350
4.53% , 04/17/33 .................. 800 788,983
18,159,956
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.88% , 12/05/27 .................. 1,600 1,604,251
7.38% , 04/08/31 .................. 1,490 1,434,160
8.88% , 04/08/51 .................. 900 843,985
Pakistan Global Sukuk Programme Co. Ltd.
(The) , 7.95% , 01/31/29 .............. 800 816,717
4,699,113
Panama — 0.1%
Republic of Panama
8.88% , 09/30/27 .................. 965 1,020,996
3.88% , 03/17/28 .................. 1,250 1,234,842
9.38% , 04/01/29 .................. 650 734,117
3.16% , 01/23/30 .................. 1,600 1,517,215
7.50% , 03/01/31
(c)
................. 600 669,930
2.25% , 09/29/32 .................. 2,600 2,198,324
3.30% , 01/19/33 .................. 1,000 896,219
6.38% , 07/25/33
(d) (e)
................ 730 776,087
5.23% , 02/23/34 .................. 1,200 1,197,627
6.40% , 02/14/35 .................. 2,400 2,563,955
6.70% , 01/26/36 .................. 1,920 2,090,044
6.88% , 01/31/36 .................. 1,000 1,101,364
5.66% , 02/23/38 .................. 1,000 1,005,825
8.00% , 03/01/38 .................. 1,128 1,339,831
4.50% , 05/15/47
(c)
................. 1,000 826,582
4.50% , 04/16/50 .................. 2,400 1,926,849
4.30% , 04/29/53 .................. 2,000 1,540,192
6.85% , 03/28/54
(c)
................. 1,400 1,508,269
4.50% , 04/01/56 .................. 2,300 1,793,588
7.88% , 03/01/57 .................. 800 966,833
3.87% , 07/23/60 .................. 2,800 1,931,946
4.50% , 01/19/63 .................. 1,400 1,074,558
29,915,193
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond , 8.38% , 10/04/28
(e)
............. 480 500,370
Paraguay — 0.0%
Republic of Paraguay
(e)
4.95% , 04/28/31 .................. 608 610,581
2.74% , 01/29/33 .................. 600 533,328
3.85% , 06/28/33 .................. 400 374,510

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
147
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.85% , 08/21/33
(c)
................. USD 600 $ 623,870
6.00% , 02/09/36 .................. 600 629,634
6.10% , 08/11/44 .................. 1,030 1,038,304
5.60% , 03/13/48 .................. 600 560,361
5.40% , 03/30/50 .................. 1,200 1,087,758
6.65% , 03/04/55 .................. 800 844,536
6,302,882
Peru — 0.1%
Republic of Peru
4.13% , 08/25/27 .................. 300 300,082
2.84% , 06/20/30 .................. 387 362,069
2.78% , 01/23/31 .................. 3,070 2,823,523
1.86% , 12/01/32 .................. 1,170 968,905
8.75% , 11/21/33 .................. 2,125 2,603,667
3.00% , 01/15/34 .................. 2,320 2,004,723
5.38% , 02/08/35 .................. 1,215 1,225,463
5.50% , 03/30/36 .................. 2,100 2,120,076
6.55% , 03/14/37 .................. 1,050 1,149,319
3.30% , 03/11/41 .................. 1,370 1,050,061
5.63% , 11/18/50
(c)
................. 2,545 2,456,331
3.55% , 03/10/51 .................. 2,110 1,463,870
5.88% , 08/08/54 .................. 1,700 1,654,905
6.20% , 06/30/55 .................. 1,200 1,218,985
2.78% , 12/01/60
(c)
................. 2,000 1,079,864
3.60% , 01/15/72 .................. 900 564,959
3.23% , 07/28/2121 ................ 1,100 600,119
23,646,921
Philippines — 0.1%
Republic of Philippines
5.17% , 10/13/27 .................. 400 406,114
3.00% , 02/01/28 .................. 1,900 1,859,922
4.63% , 07/17/28
(c)
................. 600 605,376
3.75% , 01/14/29 .................. 1,400 1,382,640
9.50% , 02/02/30 .................. 2,087 2,453,363
4.38% , 03/05/30 .................. 600 600,935
2.46% , 05/05/30 .................. 1,000 926,915
7.75% , 01/14/31 .................. 1,900 2,149,566
1.65% , 06/10/31 .................. 1,200 1,046,650
4.25% , 07/27/31 .................. 400 395,723
1.95% , 01/06/32 .................. 625 542,793
6.38% , 01/15/32 .................. 1,220 1,319,193
3.56% , 09/29/32 .................. 800 748,385
5.61% , 04/13/33 .................. 600 624,952
5.00% , 07/17/33 .................. 1,200 1,202,708
5.25% , 05/14/34 .................. 1,000 1,009,325
6.38% , 10/23/34 .................. 1,810 1,964,507
5.50% , 02/04/35 .................. 1,400 1,433,944
4.75% , 03/05/35 .................. 1,200 1,166,238
5.00% , 01/27/36
(c)
................. 1,600 1,574,616
5.00% , 01/13/37 .................. 1,200 1,170,187
3.95% , 01/20/40 .................. 2,000 1,694,525
3.70% , 03/01/41 .................. 2,125 1,718,268
3.70% , 02/02/42 .................. 1,925 1,537,522
2.95% , 05/05/45 .................. 1,350 907,942
2.65% , 12/10/45 .................. 1,600 1,010,124
3.20% , 07/06/46 .................. 2,200 1,516,312
4.20% , 03/29/47 .................. 1,000 803,201
5.95% , 10/13/47 .................. 600 608,975
5.50% , 01/17/48 .................. 1,200 1,154,825
5.60% , 05/14/49 .................. 1,000 971,521
5.18% , 09/05/49 .................. 1,000 916,570
5.90% , 02/04/50
(c)
................. 1,000 1,012,829
Security
Par (000)
Par (000) Value
Philippines (continued)
5.75% , 01/27/51
(c)
................. USD 800 $ 795,293
39,231,959
Poland — 0.1%
Republic of Poland
5.50% , 11/16/27 .................. 1,300 1,324,439
4.63% , 03/18/29 .................. 1,300 1,314,801
4.88% , 02/12/30 .................. 3,100 3,163,383
4.63% , 04/14/31 .................. 1,000 1,006,542
5.75% , 11/16/32 .................. 1,860 1,961,543
4.88% , 10/04/33 .................. 2,650 2,652,851
5.13% , 09/18/34 .................. 3,050 3,073,962
5.38% , 02/12/35 .................. 2,730 2,781,180
5.38% , 04/14/36 .................. 2,400 2,413,600
5.50% , 04/04/53 .................. 2,500 2,332,289
5.50% , 03/18/54 .................. 3,700 3,443,300
6.13% , 04/14/56 .................. 2,400 2,407,236
27,875,126
Qatar — 0.1%
Global Sukuk Ventures , 4.25% , 11/10/35
(e)
... 3,000 2,934,310
State of Qatar
4.50% , 02/27/28
(e)
................. 1,000 1,003,818
4.50% , 04/23/28
(e)
................. 2,850 2,859,042
3.63% , 11/10/28
(e)
................. 600 589,586
4.00% , 03/14/29
(e)
................. 3,800 3,756,454
4.63% , 05/29/29
(e)
................. 1,200 1,208,772
3.75% , 04/16/30
(e)
................. 3,000 2,933,953
9.75% , 06/15/30
(d)
................. 1,928 2,312,125
4.80% , 04/08/33
(d)
................. 400 404,758
4.75% , 05/29/34
(e)
................. 1,600 1,632,347
4.88% , 02/27/35
(e)
................. 2,000 2,050,103
6.40% , 01/20/40
(c) (d)
................ 1,000 1,126,563
5.75% , 01/20/42
(c) (d)
................ 1,000 1,052,841
4.63% , 06/02/46
(e)
................. 2,000 1,790,631
5.10% , 04/23/48
(e)
................. 5,800 5,514,842
4.82% , 03/14/49
(e)
................. 6,200 5,653,599
4.40% , 04/16/50
(e)
................. 5,400 4,606,481
41,430,225
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(e)
8.51% , 01/14/29 .................. 2,400 2,555,800
6.50% , 04/26/30 .................. 2,600 2,636,282
6.75% , 09/01/30 .................. 2,400 2,437,367
Istanbul Metropolitan Municipality , 10.50% ,
12/06/28
(e)
...................... 800 866,208
Republic of Turkiye (The)
8.60% , 09/24/27 .................. 2,000 2,090,234
9.88% , 01/15/28 .................. 3,200 3,421,967
5.13% , 02/17/28 .................. 2,200 2,183,936
6.13% , 10/24/28 .................. 2,800 2,831,984
9.38% , 03/14/29 .................. 2,200 2,395,762
7.63% , 04/26/29 .................. 3,000 3,135,686
11.88% , 01/15/30 ................. 1,410 1,685,302
5.25% , 03/13/30
(c)
................. 2,200 2,126,440
9.13% , 07/13/30 .................. 2,600 2,870,969
5.95% , 01/15/31 .................. 2,200 2,158,489
6.38% , 05/22/31 .................. 2,000 1,983,085
5.88% , 06/26/31 .................. 1,800 1,745,927
7.13% , 02/12/32 .................. 2,600 2,652,560
7.25% , 05/29/32 .................. 2,000 2,045,975
7.13% , 07/17/32 .................. 1,800 1,829,695
9.38% , 01/19/33 .................. 2,600 2,943,188
6.30% , 03/14/33 .................. 2,400 2,316,755
6.50% , 09/20/33
(c)
................. 1,200 1,166,787

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
148
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
8.00% , 02/14/34 .................. USD 1,580 $ 1,689,975
7.63% , 05/15/34 .................. 3,000 3,123,818
6.50% , 01/03/35 .................. 3,400 3,277,763
6.95% , 09/16/35 .................. 2,000 1,970,100
6.88% , 03/17/36
(c)
................. 2,674 2,621,124
6.80% , 11/04/36 .................. 2,400 2,328,069
6.88% , 01/14/38 .................. 1,400 1,339,586
7.25% , 03/05/38
(c)
................. 912 921,416
6.75% , 05/30/40 .................. 2,000 1,871,713
6.00% , 01/14/41 .................. 2,950 2,528,165
4.88% , 04/16/43 .................. 3,000 2,176,209
6.63% , 02/17/45
(c)
................. 3,050 2,678,270
5.75% , 05/11/47 .................. 3,400 2,639,663
79,246,269
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(e)
................. 850 851,012
6.63% , 02/17/28
(e)
................. 1,706 1,748,621
5.88% , 01/30/29
(e)
................. 1,900 1,926,532
5.75% , 09/16/30
(e)
................. 2,400 2,425,099
3.00% , 02/14/31
(e)
................. 1,450 1,296,501
3.63% , 03/27/32
(e)
................. 1,100 987,266
7.13% , 01/17/33
(e)
................. 1,700 1,800,884
6.38% , 01/30/34
(e)
................. 2,000 2,020,942
6.00% , 05/25/34
(e)
................. 1,000 987,769
5.75% , 03/24/35
(e)
................. 1,900 1,827,381
6.63% , 05/16/36
(e)
................. 1,800 1,818,304
5.75% , 07/04/36
(d)
................. 1,000 942,002
5.75% , 07/04/36
(e)
................. 100 94,200
7.50% , 02/10/37
(e)
................. 1,450 1,550,540
6.13% , 01/22/44
(e)
................. 1,160 1,079,775
5.13% , 06/15/48
(e)
................. 1,400 1,111,289
4.00% , 02/14/51
(e)
................. 2,050 1,353,600
7.63% , 01/17/53
(e)
................. 1,290 1,372,709
25,194,426
Rwanda — 0.0%
Republic of Rwanda , 5.50% , 08/09/31
(e)
..... 600 559,742
Saudi Arabia — 0.3%
(e)
Kingdom of Saudi Arabia
5.13% , 01/13/28 .................. 4,800 4,847,274
4.75% , 01/18/28 .................. 3,400 3,410,325
3.63% , 03/04/28 .................. 5,000 4,914,136
4.13% , 01/12/29 .................. 2,400 2,372,743
4.38% , 04/16/29 .................. 3,800 3,771,335
4.75% , 01/16/30 .................. 3,200 3,211,533
4.50% , 04/17/30 .................. 2,900 2,882,931
3.25% , 10/22/30 .................. 1,600 1,504,348
4.38% , 01/12/31 .................. 2,800 2,757,485
5.38% , 01/13/31 .................. 3,000 3,076,061
2.75% , 02/03/32 .................. 1,000 896,467
5.50% , 10/25/32 .................. 2,800 2,895,672
2.25% , 02/02/33 .................. 2,800 2,373,007
4.88% , 07/18/33 .................. 3,400 3,380,312
5.00% , 01/16/34 .................. 4,400 4,402,845
5.63% , 01/13/35 .................. 4,000 4,152,782
4.88% , 01/12/36 .................. 2,800 2,751,791
4.50% , 10/26/46 .................. 6,500 5,354,579
4.63% , 10/04/47 .................. 4,310 3,588,083
5.00% , 04/17/49 .................. 3,550 3,104,516
5.25% , 01/16/50 .................. 3,650 3,317,790
3.25% , 11/17/51 .................. 1,200 768,495
5.00% , 01/18/53 .................. 3,600 3,098,448
5.75% , 01/16/54 .................. 4,600 4,415,704
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
3.75% , 01/21/55 .................. USD 2,600 $ 1,791,617
5.88% , 01/12/56 .................. 3,600 3,454,115
4.50% , 04/22/60 .................. 3,000 2,319,455
3.45% , 02/02/61 .................. 2,600 1,618,707
KSA Ijarah Sukuk Ltd.
4.25% , 09/09/30 .................. 1,400 1,375,725
4.88% , 09/09/35 .................. 2,600 2,555,123
KSA Sukuk Ltd.
5.27% , 10/25/28 .................. 2,600 2,637,641
4.30% , 01/19/29 .................. 2,000 1,982,576
4.27% , 05/22/29 .................. 3,000 2,973,014
2.97% , 10/29/29 .................. 2,400 2,268,911
2.25% , 05/17/31 .................. 2,000 1,772,872
4.51% , 05/22/33 .................. 2,800 2,726,341
104,724,759
Senegal — 0.0%
Republic of Senegal
(e)
7.75% , 06/10/31 .................. 1,000 596,822
6.25% , 05/23/33 .................. 1,200 670,575
6.75% , 03/13/48 .................. 1,000 537,139
1,804,536
Serbia — 0.0%
Republic of Serbia
(e)
6.25% , 05/26/28 .................. 600 615,862
2.13% , 12/01/30 .................. 1,100 963,415
6.50% , 09/26/33 .................. 1,200 1,275,523
6.00% , 06/12/34 .................. 1,600 1,644,252
4,499,052
Slovenia — 0.0%
Slovenia Government Bond , 5.00% ,
09/19/33
(c) (d)
..................... 1,000 1,030,209
South Africa — 0.1%
Republic of South Africa
4.85% , 09/27/27 .................. 800 801,416
4.30% , 10/12/28 .................. 2,200 2,176,112
4.85% , 09/30/29 .................. 2,000 1,985,476
5.88% , 06/22/30 .................. 1,400 1,426,189
5.88% , 04/20/32 .................. 1,400 1,420,116
7.10% , 11/19/36
(e)
................. 1,800 1,883,431
6.13% , 12/11/37
(e)
................. 1,600 1,524,922
6.25% , 03/08/41 .................. 975 901,185
5.38% , 07/24/44 .................. 1,200 971,990
5.00% , 10/12/46 .................. 1,000 746,905
5.65% , 09/27/47 .................. 1,600 1,291,158
6.30% , 06/22/48 .................. 800 696,989
5.75% , 09/30/49 .................. 3,500 2,820,503
7.30% , 04/20/52 .................. 1,400 1,342,947
7.95% , 11/19/54
(e)
................. 1,400 1,432,063
7.25% , 12/11/55
(e)
................. 1,400 1,318,494
22,739,896
South Korea — 0.0%
Republic of Korea
3.50% , 09/20/28 .................. 400 394,721
3.63% , 02/12/29 .................. 1,000 989,473
2.50% , 06/19/29 .................. 925 882,379
4.50% , 07/03/29 .................. 1,000 1,011,789
1.00% , 09/16/30 .................. 600 525,682
3.63% , 10/29/30 .................. 1,000 980,242
3.88% , 02/12/31 .................. 2,200 2,173,574
1.75% , 10/15/31 .................. 800 707,081
4.13% , 06/10/44
(c)
................. 950 848,370

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
149
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
3.88% , 09/20/48 .................. USD 400 $ 333,547
8,846,858
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00% , 04/15/28 .................. 873 831,355
3.10% , 01/15/30
(i)
................. 1,210 1,149,556
3.35% , 03/15/33
(i)
................. 2,075 1,846,234
3.60% , 06/15/35
(i)
................. 1,411 1,089,155
3.60% , 05/15/36
(i)
................. 1,136 1,070,206
3.60% , 02/15/38
(i)
................. 1,995 1,879,226
7,865,732
Supranational — 0.0%
IsDB Trust Services No. 2 SARL
(e)
4.60% , 03/14/28 .................. 1,700 1,712,974
4.91% , 10/03/28 .................. 1,200 1,219,673
4.75% , 05/15/29 .................. 1,700 1,730,972
4.05% , 10/15/29 .................. 200 199,119
4.25% , 06/25/30 .................. 700 700,239
5,562,977
Suriname — 0.0%
Suriname Government International Bond
(d)
7.70% , 11/06/30 .................. 600 624,175
8.50% , 11/06/35 .................. 1,215 1,321,392
1,945,567
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(e)
4.50% , 06/26/30 .................. 600 579,094
5.95% , 01/14/31 .................. 455 462,662
6.40% , 06/26/34 .................. 800 818,587
6.50% , 01/28/36 .................. 1,000 1,022,439
2,882,782
Ukraine — 0.0%
Ukraine Government Bond
(e)(i)
4.50% , 02/01/29 .................. 1,057 820,555
0.00% , 02/01/30 .................. 643 407,348
4.00% , 02/01/32 .................. 3,200 2,453,506
0.00% , 02/01/34 .................. 2,108 993,288
4.50% , 02/01/34 .................. 2,928 1,788,808
0.00% , 02/01/35 .................. 1,489 755,759
4.50% , 02/01/35 .................. 2,775 1,667,683
0.00% , 02/01/36
(g)
................. 1,262 639,087
4.50% , 02/01/36 .................. 2,539 1,499,341
11,025,375
United Arab Emirates — 0.2%
Dubai DOF Sukuk Ltd.
(e)
5.00% , 04/30/29 .................. 1,000 1,013,394
2.76% , 09/09/30 .................. 1,500 1,389,686
Sharjah Sukuk Program Ltd.
(e)
2.94% , 06/10/27 .................. 800 779,612
4.23% , 03/14/28 .................. 1,200 1,180,230
3.23% , 10/23/29 .................. 1,200 1,123,466
3.89% , 04/04/30 .................. 800 762,645
3.20% , 07/13/31 .................. 600 542,048
6.09% , 03/19/34 .................. 1,600 1,653,653
5.43% , 04/17/35 .................. 1,000 986,528
UAE International Government Bond
(e)
2.00% , 10/19/31 .................. 600 532,037
4.05% , 07/07/32 .................. 2,000 1,957,911
4.92% , 09/25/33 .................. 1,400 1,428,764
4.86% , 07/02/34 .................. 1,600 1,628,863
2.88% , 10/19/41 .................. 1,000 734,682
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
4.95% , 07/07/52 .................. USD 1,400 $ 1,266,879
3.25% , 10/19/61 .................. 2,000 1,278,361
United Arab Emirates Government Bond
3.13% , 10/11/27
(e)
................. 3,800 3,739,425
1.63% , 06/02/28
(e)
................. 2,200 2,079,458
3.63% , 10/02/28
(e)
................. 1,000 984,440
4.88% , 04/30/29
(e)
................. 2,200 2,228,951
2.50% , 09/30/29
(e)
................. 3,200 3,004,103
3.13% , 04/16/30
(e)
................. 3,000 2,861,814
1.70% , 03/02/31
(e)
................. 2,000 1,763,073
3.75% , 03/05/31
(d)
................. 800 776,365
3.75% , 03/05/31
(e)
................. 400 388,183
1.88% , 09/15/31
(e)
................. 1,800 1,573,155
5.00% , 04/30/34
(e)
................. 1,800 1,843,384
4.25% , 10/02/35
(e)
................. 2,000 1,928,856
4.25% , 03/05/36
(d)
................. 1,600 1,541,446
4.25% , 03/05/36
(e)
................. 600 578,040
5.25% , 01/30/43
(e)
................. 1,000 948,231
4.13% , 10/11/47
(e)
................. 3,000 2,420,601
3.13% , 09/30/49
(e)
................. 3,800 2,539,306
3.88% , 04/16/50
(e)
................. 4,300 3,266,404
3.90% , 09/09/50
(e)
................. 1,400 992,316
3.00% , 09/15/51
(e)
................. 1,200 766,904
5.50% , 04/30/54
(e)
................. 2,000 1,947,344
2.70% , 09/02/70
(e)
................. 1,800 952,010
57,382,568
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 869 870,842
4.38% , 01/23/31 .................. 2,225 2,230,780
7.88% , 01/15/33 .................. 869 1,020,182
5.75% , 10/28/34 .................. 2,100 2,206,137
7.63% , 03/21/36 .................. 1,100 1,303,194
5.44% , 02/14/37 .................. 2,350 2,423,479
4.13% , 11/20/45 .................. 720 622,147
5.10% , 06/18/50 .................. 3,975 3,690,436
4.98% , 04/20/55 .................. 2,600 2,337,943
5.25% , 09/10/60 .................. 1,200 1,104,125
17,809,265
Uzbekistan — 0.0%
Republic of Uzbekistan
(e)
7.85% , 10/12/28 .................. 1,400 1,483,995
5.38% , 02/20/29 .................. 200 200,883
3.90% , 10/19/31 .................. 400 371,411
6.90% , 02/28/32 .................. 400 428,148
6.95% , 05/25/32 .................. 1,000 1,075,669
3,560,106
Zambia — 0.0%
Republic of Zambia
(e)
5.75% , 06/30/33
(i)
................. 1,235 1,215,138
0.50% , 12/31/53 .................. 1,253 858,449
2,073,587
Total Foreign Government Obligations — 3 .5%
(Cost: $ 1,302,094,328 ) ............................ 1,292,598,323

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
150
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A , RB ,
4.84% , 01/01/41 .................. USD 1,000 $ 956,115
California — 0 .2%
Bay Area Toll Authority
Series 2009F-2 , RB , 6.26% , 04/01/49 .... 1,140 1,177,508
Series 2010S-1 , RB , 7.04% , 04/01/50 .... 112 126,024
Series 2010S-3 , RB , 6.91% , 10/01/50
(c)
... 775 855,859
Series 2021F3 , RB , 3.13% , 04/01/55 .... 565 367,242
California Health Facilities Financing Authority
Series 2022 , RB , 4.19% , 06/01/37 ...... 55 51,188
Series 2022 , RB , 4.35% , 06/01/41 ...... 480 433,230
California State University
Series 2020E , RB , 2.90% , 11/01/51 ..... 100 70,103
Series 2020B , RB , 2.98% , 11/01/51 ..... 680 454,611
Series 2021B , RB , 2.72% , 11/01/52
(c)
.... 1,055 689,669
Series 2023B , RB , 5.18% , 11/01/53 ..... 110 103,311
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A ,
RB , 4.24% , 05/15/48 ............... 55 46,810
City of San Francisco , Series 2010G , RB ,
6.95% , 11/01/50 .................. 50 54,648
East Bay Municipal Utility District Water
System , Series 2010B , RB , 5.87% , 06/01/40 500 520,021
Foothill-Eastern Transportation Corridor
Agency , Series 2019A , RB , 4.09% , 01/15/49 350 283,300
Golden State Tobacco Securitization Corp.
Series 2021A , RB , 3.12% , 06/01/38 ( SAP ) . 1,000 828,138
Series 2021A1 , RB , 3.71% , 06/01/41 .... 385 301,402
Series 2021B , RB , 3.00% , 06/01/46 ( SAP ) . 80 73,101
Series 2021A1 , RB , 4.21% , 06/01/50
(c)
... 205 147,464
Los Angeles Community College District , Series
2010E , GO , 6.75% , 08/01/49 .......... 535 587,623
Los Angeles Department of Water & Power
(c)
Series 2010D , RB , 6.57% , 07/01/45 ..... 600 629,992
Series 2010A , RB , 6.60% , 07/01/50 ..... 855 901,170
Regents of the University of California Medical
Center Pooled
Series 2022Q , RB , 4.13% , 05/15/32 ..... 1,105 1,080,036
Series 2010H , RB , 6.55% , 05/15/48 ..... 725 758,462
Series 2009F , RB , 6.58% , 05/15/49 ..... 1,260 1,330,719
Series 2022Q , RB , 4.56% , 05/15/53
(c)
.... 175 147,236
Series 2020N , RB , 3.26% , 05/15/60 ..... 540 338,212
Series 2020N , RB , 3.71% , 05/15/2120 ... 100 61,627
San Diego County Regional Transportation
Commission , Series 2010A , RB ,
5.91% , 04/01/48 .................. 1,160 1,150,213
San Diego County Water Authority , Series
2010B , RB , 6.14% , 05/01/49
(c)
......... 250 251,652
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A , RB ,
4.66% , 10/01/27 .................. 410 412,958
San Joaquin Hills Transportation Corridor
Agency , Series 2021B , RB , 3.49% , 01/15/50
( AGM ) ......................... 250 186,281
State of California
Series 2021 , GO , 1.70% , 02/01/28
(c)
..... 250 240,299
Series 2018 , GO , 3.50% , 04/01/28
(c)
..... 2,815 2,788,254
Series 2019 , GO , 3.05% , 04/01/29 ...... 500 485,407
GO , 4.50% , 08/01/29 ............... 350 354,529
Series 2024 , GO , 5.13% , 09/01/29 ...... 1,000 1,032,078
Series 2019 , GO , 2.50% , 10/01/29 ...... 570 541,512
Series 2009 , GO , 7.50% , 04/01/34 ...... 1,900 2,178,117
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.15% , 09/01/34 ...... USD 1,000 $ 1,028,780
GO , 5.10% , 09/01/35 ............... 500 510,195
Series 2018 , GO , 4.60% , 04/01/38 ...... 125 126,554
Series 2009 , GO , 7.55% , 04/01/39 ...... 2,630 3,114,913
Series 2009 , GO , 7.30% , 10/01/39 ...... 1,155 1,320,204
Series 2009 , GO , 7.35% , 11/01/39 ...... 500 574,830
Series 2010 , GO , 7.63% , 03/01/40 ...... 1,200 1,422,156
Series 2010 , GO , 7.60% , 11/01/40 ...... 2,350 2,810,810
Series 2023 , GO , 5.88% , 10/01/41 ...... 2,000 2,067,340
Series 2023 , GO , 5.20% , 03/01/43 ...... 105 102,024
University of California
Series 2020BG , RB , 1.61% , 05/15/30 .... 720 650,269
Series 2021BJ , RB , 3.07% , 05/15/51
(c)
... 1,305 841,832
Series 2012AD , RB , 4.86% , 05/15/2112 .. 110 89,087
Series 2015AQ , RB , 4.77% , 05/15/2115 .. 1,445 1,156,648
37,855,648
Connecticut — 0.0%
State of Connecticut , Series A , GO ,
5.85% , 03/15/32 .................. 1,340 1,426,718
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A , RB , 4.81% , 10/01/2114
(c)
... 100 81,986
Metropolitan Washington Airports Authority
Dulles Toll Road , Series 2009D , RB ,
7.46% , 10/01/46 .................. 470 546,582
628,568
Florida — 0.0%
County of Broward Airport System , Series
2019C , RB , 3.48% , 10/01/43 .......... 1,000 831,648
County of Miami-Dade , Series 2018C , RB ,
4.28% , 10/01/41 .................. 60 54,522
County of Miami-Dade Seaport Department ,
Series 2023 , RB , 6.22% , 11/01/55 ...... 170 173,934
County of Miami-Dade Transit System , Series
2020B , RB , 2.60% , 07/01/42 .......... 1,000 765,153
State Board of Administration Finance Corp.
Series 2020A , RB , 1.71% , 07/01/27 ..... 750 729,299
Series 2020A , RB , 2.15% , 07/01/30 ..... 925 847,447
Series 2024A , RB , 5.53% , 07/01/34 ..... 750 781,995
4,183,998
Georgia — 0.0%
City of Atlanta Water & Wastewater , Series
2020 , RB , 2.26% , 11/01/35 ........... 120 100,775
Municipal Electric Authority of Georgia
Series 2010-A , RB , 6.64% , 04/01/57 ..... 964 1,028,473
Series 2010-A , RB , 6.66% , 04/01/57 ..... 301 325,066
Series 2010-A , RB , 7.06% , 04/01/57 ..... 803 886,254
2,340,568
Hawaii — 0.0%
State of Hawaii , Series 2026GP , GO ,
4.21% , 04/01/31 .................. 465 465,074
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021 ,
RB , 2.86% , 09/01/46 ............... 85 58,416
Illinois — 0 .1%
Chicago O'Hare International Airport
Series 2010B , RB , 6.40% , 01/01/40 ..... 500 543,136
Series 2018C , RB , 4.47% , 01/01/49 ..... 80 68,389

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
151
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B , RB , 6.90% , 12/01/40
(c)
.... USD 715 $ 793,864
Series 2008A , RB , 6.90% , 12/01/40 ..... 1,167 1,296,856
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B , RB , 6.20% , 12/01/40 386 405,241
City of Chicago , Series 2026A , GO ,
5.88% , 01/01/31 .................. 155 155,427
Illinois State Toll Highway Authority , Series
2009A , RB , 6.18% , 01/01/34 .......... 180 189,949
Sales Tax Securitization Corp.
Series 2021B , RB , 3.24% , 01/01/42
(c)
.... 1,000 817,423
Series 2019A , RB , 4.79% , 01/01/48 ..... 595 537,364
State of Illinois
Series 2003 , GO , 5.10% , 06/01/33
(c)
..... 6,636 6,737,189
Series 2010-5 , GO , 7.35% , 07/01/35 ..... 571 610,957
12,155,795
Indiana — 0.0%
Indiana Finance Authority , Series 2021 , RB ,
3.05% , 01/01/51 .................. 100 71,178
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K , RB , 2.77% , 05/01/51 ( BAM )
(c)
.... 420 287,586
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A , RB , 3.62% , 02/01/29 ..... — —
Series 2022A , RB , 4.48% , 08/01/39 ..... 1,405 1,341,384
Series 2023 , RB , 5.20% , 12/01/39 ...... 1,215 1,229,617
2,571,001
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024 , RB , 5.43% , 05/31/56 ...... 435 414,644
Series 2024 , RB , 5.94% , 05/31/57 ...... 180 178,554
Maryland Health & Higher Educational
Facilities Authority , Series 2020D , RB ,
3.05% , 07/01/40 .................. 200 154,841
748,039
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A , GO , 4.91% , 05/01/29 ..... 805 813,537
Series 2022A , RB , 3.77% , 07/15/29 ..... 805 797,272
Series 2009E , GO , 5.46% , 12/01/39 ..... 1,145 1,150,605
Series 2019H , GO , 2.90% , 09/01/49
(c)
.... 550 371,114
Commonwealth of Massachusetts
Transportation Fund , Series 2010A , RB ,
5.73% , 06/01/40 .................. 1,000 1,019,421
4,151,949
Michigan — 0.0%
Michigan Finance Authority
Series 2019T , RB , 3.08% , 12/01/34 ..... 350 319,913
Series 2019T , RB , 3.38% , 12/01/40 ..... 55 46,690
Michigan State University , Series 2022A , RB ,
4.17% , 08/15/2122 ................. 550 387,208
Michigan Strategic Fund , Series 2021A , RB ,
3.23% , 09/01/47 .................. 50 37,593
University of Michigan
Series 2020B , RB , 2.44% , 04/01/40 ..... 238 176,789
Series 2020B , RB , 2.56% , 04/01/50
(c)
.... 2,000 1,222,548
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2022B , RB , 3.50% , 04/01/52 ..... USD 119 $ 85,585
Series 2022A , RB , 3.50% , 04/01/52 ..... 153 108,747
Series 2022A , RB , 4.45% , 04/01/2122 ... 1,596 1,222,339
3,607,412
Minnesota — 0.0%
University of Minnesota , Series 2022 , RB ,
4.05% , 04/01/52 .................. 268 210,274
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A , RB , 3.23% , 05/15/50 ..... 500 346,410
Series 2017A , RB , 3.65% , 08/15/57 ..... 225 160,102
506,512
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A , RB , 3.04% , 10/01/49 ..... 50 35,413
Nevada — 0.0%
County of Clark Department of Aviation , Series
2010C , RB , 6.82% , 07/01/45 .......... 750 819,185
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A , RB , 7.43% , 02/15/29 ( NPFGC ) .. 804 840,918
New Jersey Transportation Trust Fund Authority ,
Series 2010B , RB , 6.56% , 12/15/40 ..... 1,210 1,316,960
New Jersey Turnpike Authority
Series 2009F , RB , 7.41% , 01/01/40 ..... 1,055 1,237,300
Series 2010A , RB , 7.10% , 01/01/41 ..... 1,435 1,640,246
Rutgers The State University of New Jersey
Series 2010H , RB , 5.67% , 05/01/40 ..... 500 507,121
Series 2019R , RB , 3.27% , 05/01/43 ..... 200 159,413
Series 2019P , RB , 3.92% , 05/01/2119 .... 100 65,203
5,767,161
New York — 0.0%
City of New York
Series 2025, Sub-Series C-2 , GO ,
4.61% , 09/01/37 ................ 450 440,556
Series 2011C-1 , GO , 5.52% , 10/01/37 .... 450 451,185
Series 2011F-1 , GO , 6.27% , 12/01/37 .... 1,000 1,052,839
Series 2025, Sub-Series D-2 , GO ,
5.26% , 10/01/44 ................ 250 239,201
Series 2025H , GO , 6.29% , 02/01/45 ..... 90 92,864
Series 2026, Sub-Series E-1 , GO ,
5.56% , 10/01/45 ................ 205 200,397
Series 2026, Sub-Series H-1 , GO ,
5.65% , 02/01/46 ................ 225 223,263
Series 2026, Sub-Series E-1 , GO ,
5.37% , 10/01/51 ................ 350 330,920
Series 2026, Sub-Series H-1 , GO ,
5.80% , 02/01/52 ................ 710 707,470
Series 2023B, Sub-Series B-2 , GO ,
5.26% , 10/01/52 ................ 75 69,493
Series 2024B, Sub-Series B1 , GO ,
5.83% , 10/01/53 ................ 2,000 2,019,369
Series 2025, Sub-Series D-1 , GO ,
5.11% , 10/01/54 ................ 100 90,570
Series 2025H , GO , 5.94% , 02/01/55 ..... 40 40,492
Series 2025H , GO , 6.39% , 02/01/55 ..... 230 239,175
Series 2026, Sub-Series E-2 , GO ,
5.39% , 10/01/55
(c)
............... 750 695,611
Empire State Development Corp. , Series
2009E , RB , 5.77% , 03/15/39 .......... 115 117,818

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
152
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... USD 750 $ 806,933
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C , RB ,
7.34% , 11/15/39 .................. 460 532,717
New York City Municipal Water Finance
Authority
Series 2010GG , RB , 5.72% , 06/15/42 .... 250 249,048
Series 2010DD , RB , 5.95% , 06/15/42 .... 225 229,837
Series 2011AA , RB , 5.44% , 06/15/43 .... 525 503,280
Series 2011CC , RB , 5.88% , 06/15/44 .... 975 978,127
New York State Dormitory Authority
Series 2025B , RB , 5.23% , 07/01/35 ..... 500 512,386
Series 2009F , RB , 5.63% , 03/15/39 ..... 45 45,907
Series 2025B , RB , 5.83% , 07/01/55 ..... 300 306,648
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 1,290 1,347,537
Series 2014-181 , RB , 4.96% , 08/01/46 ... 100 93,542
Series 229 , RB , 3.14% , 02/15/51 ....... 230 164,075
Series 2011-168 , RB , 4.93% , 10/01/51
(c)
.. 775 703,801
Series 239 , RB , 5.07% , 07/15/53 ....... 500 463,978
Series 201 , RB , 4.23% , 10/15/57 ....... 1,000 795,540
Series 225 , RB , 3.18% , 07/15/60 ....... 1,100 687,985
Series 2012-174 , RB , 4.46% , 10/01/62 ... 2,300 1,891,236
Series 192 , RB , 4.81% , 10/15/65
(c)
...... 145 126,511
United Nations Development Corp. , Series
2025A , RB , 6.54% , 08/01/55 .......... 170 178,011
17,628,322
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A , RB , 3.20% , 01/15/51 ..... 435 290,623
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A , RB , 7.83% , 02/15/41
(c)
.... 700 836,171
Series 2010A , RB , 8.08% , 02/15/50 ..... 650 805,055
JobsOhio Beverage System
Series 2013B , RB , 4.53% , 01/01/35 ..... 320 317,573
Series 2020A , RB , 2.83% , 01/01/38 ..... 245 204,913
Ohio State University (The) , Series 2011A , RB ,
4.80% , 06/01/2111
(c)
................ 200 162,370
Ohio Turnpike & Infrastructure Commission ,
Series 2020A , RB , 3.22% , 02/15/48 ..... 160 114,395
2,440,477
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022 , RB , 4.62% , 06/01/44 ...... 330 314,996
Series 2022 , RB , 4.38% , 11/01/45 ...... 400 376,870
Series 2022 , RB , 5.09% , 02/01/52 ...... 1,375 1,298,262
1,990,128
Oregon — 0.0%
Oregon School Boards Association (NPFGC)
Series 2002B , GO , 5.55% , 06/30/28
( NPFGC ) ..................... — —
Series 2003B , GO , 5.68% , 06/30/28
( NPFGC ) ..................... 75 75,912
Oregon State University , Series 2020 , RB ,
3.42% , 03/01/60 ( BAM ) ............. 200 134,561
Port of Morrow , Series 2020-1 , RB ,
2.54% , 09/01/40 .................. 1,000 761,194
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 .................. USD 389 $ 393,370
1,365,037
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A , RB , 3.86% , 06/01/38 ..... 600 547,520
Series 2021A , RB , 2.99% , 06/01/42 ..... 710 530,036
Pennsylvania Economic Development
Financing Authority , Series 2025 , RB ,
5.69% , 06/01/54 .................. 590 590,082
Pennsylvania State University (The)
Series 2020D , RB , 2.79% , 09/01/43 ..... 500 379,124
Series 2020D , RB , 2.84% , 09/01/50 ..... 250 163,135
Pennsylvania Turnpike Commission , Series
2010B , RB , 5.51% , 12/01/45
(c)
......... 250 245,479
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A ,
RB , 3.56% , 09/15/2119
(c)
............. 200 121,314
2,576,690
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C , RB , 4.79% , 08/15/46
(c)
.... 155 144,332
Series 2020B , RB , 2.44% , 08/15/49 ..... 845 508,401
City of San Antonio Electric & Gas Systems
Series 2010A , RB , 5.81% , 02/01/41
(c)
.... 200 208,308
Series 2025A , RB , 5.47% , 02/01/45 ..... 95 95,058
Series 2025A , RB , 5.57% , 02/01/50
(c)
.... 250 248,601
Dallas Area Rapid Transit
Series 2009B , RB , 6.00% , 12/01/44 ..... 510 516,928
Series 2021A , RB , 2.61% , 12/01/48 ..... 1,500 1,005,577
Series 2010B , RB , 5.02% , 12/01/48
(c)
.... 525 484,269
Dallas County Hospital District , Series 2009C ,
GO , 5.62% , 08/15/44 ............... 50 48,485
Dallas Fort Worth International Airport
Series 2020C , RB , 3.09% , 11/01/40 ..... 500 400,444
Series 2019A , RB , 3.14% , 11/01/45 ..... 250 187,391
Series 2021C , RB , 2.84% , 11/01/46
(c)
.... 95 68,302
Series 2020C , RB , 2.92% , 11/01/50
(c)
.... 1,150 791,942
Series 2022A , RB , 4.51% , 11/01/51 ..... 1,265 1,081,967
Grand Parkway Transportation Corp. , Series
2020B , RB , 3.24% , 10/01/52 .......... 855 587,254
North Texas Tollway Authority , Series 2009B ,
RB , 6.72% , 01/01/49 ............... 1,248 1,356,299
Permanent University Fund - Texas A&M
University System , Series 2017B , RB ,
3.66% , 07/01/47 .................. 100 81,025
Permanent University Fund - University
of Texas System , Series 2017A , RB ,
3.38% , 07/01/47 .................. 1,120 838,094
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39
(c)
................. 1,889 1,912,126
Texas Department of Transportation
State Highway Fund , Series 2010 , RB ,
5.18% , 04/01/30 .................. 1,115 1,130,828
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1 , RB , 5.10% , 04/01/35
(c)
... 1,495 1,532,662
Series 2023A-2 , RB , 5.17% , 04/01/41 .... 1,335 1,342,229
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B , RB ,
3.92% , 12/31/49 .................. 400 313,457

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
153
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Transportation Commission , Series 2020 ,
GO , 2.47% , 10/01/44 ............... USD 500 $ 348,180
15,232,159
Virginia — 0.0%
University of Virginia
Series 2020 , RB , 2.26% , 09/01/50 ...... 1,120 640,124
Series 2017C , RB , 4.18% , 09/01/2117 ... 50 35,642
Williamsburg Economic Development Authority ,
Series 2025 , RB , 4.96% , 11/01/35 ...... 145 145,323
821,089
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T , RB , 5.49% , 11/01/39 ... 30 30,203
Wisconsin — 0.0%
State of Wisconsin , Series 2017C , RB ,
3.15% , 05/01/27 .................. 250 248,084
Total Municipal Bonds — 0 .3%
(Cost: $ 139,814,049 ) .............................. 121,469,422
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.47%, 11/15/55
(g)
... 500 509,382
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 2,020,992
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,525 1,505,650
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 500 471,310
Series 2020-BN25, Class C, 3.46%,
01/15/63
(g)
.................... 200 172,617
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 619,386
Series 2021-BN35, Class ASB, 2.07%,
06/15/64 ..................... 2,000 1,876,937
Series 2021-BN36, Class C, 3.30%,
09/15/64
(g)
.................... 500 411,010
Series 2022-BNK44, Class AS, 5.93%,
11/15/55
(g)
.................... 5,400 5,423,385
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,323,441
Series 2025-BNK49, Class A5, 5.62%,
03/15/58
(g)
.................... 1,000 1,042,142
BANK5
Series 2023-5YR1, Class A2, 5.78%,
04/15/56 ..................... 78 78,760
Series 2023-5YR1, Class A3, 6.26%,
04/15/56
(g)
.................... 2,000 2,049,139
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 509,159
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,182,469
Series 2025-5YR16, Class A3, 5.28%,
08/15/63 ..................... 1,000 1,020,076
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,500 4,670,340
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,380,158
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,450,392
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 794,856
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-C7, Class A4, 1.79%, 04/15/53 USD 3,000 $ 2,686,990
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,199,875
Series 2020-C8, Class A3, 1.62%, 10/15/53 338 324,376
Series 2020-C8, Class A5, 2.04%, 10/15/53 2,000 1,786,715
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 888,844
Series 2021-C9, Class C, 3.19%, 02/15/54
(g)
250 204,224
Series 2022-C15, Class A5, 3.66%,
04/15/55
(g)
.................... 1,940 1,808,260
Series 2022-C17, Class A5, 4.44%, 09/15/55 500 486,757
Series 2022-C17, Class C, 5.45%,
09/15/55
(g)
.................... 500 457,058
Series 2022-C18, Class A5, 5.71%,
12/15/55
(g)
.................... 1,335 1,380,646
Series 2022-C18, Class AS, 6.37%,
12/15/55
(g)
.................... 500 518,851
Series 2022-C18, Class C, 6.37%,
12/15/55
(g)
.................... 500 486,181
Series 2023-C22, Class A5, 6.80%,
11/15/56
(g)
.................... 4,475 4,896,773
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 615,071
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(g)
.................... 400 413,435
Series 2024-5C25, Class B, 6.15%,
03/15/57
(g)
.................... 700 715,224
Series 2024-5C25, Class C, 6.64%,
03/15/57
(g)
.................... 420 430,758
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 1,988 2,021,772
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 912,700
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,237,366
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 511,031
Series 2024-C24, Class B, 5.72%, 02/15/57 580 575,998
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,034,409
Series 2024-C28, Class A4, 5.12%, 09/15/57 1,000 1,003,390
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 827,440
Series 2024-C30, Class AS, 5.83%,
11/15/57
(g)
.................... 500 511,104
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... 4,000 4,147,879
Series 2025-5C34, Class B, 6.54%,
05/15/58
(g)
.................... 1,000 1,042,135
Series 2025-5C37, Class A3, 5.02%,
09/15/58 ..................... 1,400 1,413,902
Series 2025-5C38, Class AS, 5.48%,
11/15/58 ..................... 500 507,642
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,500 1,572,659
Series 2025-C35, Class A5, 5.59%,
07/15/58
(g)
.................... 2,000 2,072,916
Series 2025-C35, Class B, 6.12%,
07/15/58
(g)
.................... 500 512,179
Series 2025-C39, Class A5, 5.30%, 12/15/58 1,800 1,830,761
Series 2026-5C40, Class C, 5.81%,
02/15/59
(g)
.................... 500 498,051
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,830 1,730,799
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(g)
.................... 203 202,183
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,366,532
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,873,152
Series 2019-B11, Class A4, 3.28%, 05/15/52 2,795 2,708,253

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
154
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-B9, Class A5, 4.02%, 03/15/52 USD 2,500 $ 2,447,439
Series 2020-B18, Class A5, 1.93%, 07/15/53 2,608 2,318,613
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,156,417
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,285,394
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,419,955
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,394,646
Series 2021-B29, Class A4, 2.14%, 09/15/54 1,000 886,560
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,882,976
Series 2021-B30, Class B, 2.63%,
11/15/54
(g)
.................... 250 204,623
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,089,503
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,254,463
Series 2023-V2, Class A2, 5.36%, 05/15/55 500 504,698
Series 2024-V11, Class A3, 5.91%,
11/15/57
(g)
.................... 1,810 1,877,924
Series 2024-V12, Class AS, 6.03%,
12/15/57
(g)
.................... 500 514,081
Series 2024-V5, Class B, 6.06%, 01/10/57
(g)
1,000 1,013,364
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,884,150
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,913,162
Series 2024-V6, Class B, 6.79%, 03/15/57 . 500 517,305
Series 2024-V8, Class C, 7.18%, 07/15/57
(g)
1,000 1,028,202
Series 2024-V9, Class AS, 6.06%,
08/15/57
(g)
.................... 1,000 1,029,503
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,025,794
Series 2025-V14, Class A3, 5.18%, 04/15/57 500 506,370
Series 2025-V14, Class A4, 5.66%, 04/15/57 500 515,864
Series 2025-V16, Class A3, 5.44%,
08/15/58
(g)
.................... 250 256,264
Series 2026-B43, Class A4, 5.21%, 04/15/63 2,000 2,019,999
Series 2026-V21, Class A3, 5.13%, 03/15/59 1,600 1,619,698
BMARK
(g)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,693,945
Series 2023-V4, Class B, 7.71%, 11/15/56 . 1,000 1,053,891
BMO Mortgage Trust
Series 2023-5C2, Class B, 7.49%,
11/15/56
(g)
.................... 1,000 1,046,494
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(g)
.................... 604 621,773
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 528,442
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(g)
.................... 1,000 1,012,763
Series 2024-5C6, Class B, 6.09%,
09/15/57
(g)
.................... 375 382,424
Series 2024-5C6, Class C, 5.88%,
09/15/57
(g)
.................... 250 247,095
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(g)
.................... 700 712,099
Series 2024-5C7, Class B, 6.41%,
11/15/57
(g)
.................... 500 512,788
Series 2024-C8, Class C, 6.23%, 03/15/57
(g)
500 482,234
Series 2025-5C11, Class C, 6.01%, 07/15/58 250 249,475
Series 2025-C11, Class A5, 5.69%, 02/15/58 500 520,231
Series 2025-C11, Class AS, 5.98%, 02/15/58 1,000 1,032,581
Series 2025-C12, Class A5, 5.87%,
06/15/58
(g)
.................... 500 526,763
Series 2026-5C14, Class A3, 5.21%,
03/15/59 ..................... 4,000 4,065,281
Series 2026-C14, Class C, 5.93%,
02/15/59
(d) (g)
................... 250 242,729
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 708,729
CD Mortgage Trust
Series 2017-CD6, Class A4, 3.19%,
11/13/50 ..................... 238 234,510
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-CD6, Class B, 3.91%,
11/13/50
(g)
.................... USD 500 $ 479,358
Series 2018-CD7, Class B, 4.66%,
08/15/51
(g)
.................... 400 385,872
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 989,580
CGMS Commercial Mortgage Trust, Series
2017-B1, Class C, 4.24%, 08/15/50
(g)
.... 500 483,409
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class A3, 3.74%, 03/10/51 925 915,279
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,286 1,274,860
Series 2019-C7, Class A4, 3.10%, 12/15/72 1,000 947,479
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 471,065
Series 2019-C7, Class C, 4.05%, 12/15/72
(g)
1,000 885,395
Series 2019-GC41, Class A5, 2.87%,
08/10/56 ..................... 1,000 944,441
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 988,734
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%,
11/15/49
(g)
.................... 500 494,199
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(g)
.................... 1,750 1,736,539
Series 2018-CX11, Class B, 4.45%,
04/15/51
(g)
.................... 1,000 967,261
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 982,200
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,888,600
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(g)
.............. 2,000 1,947,363
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(g)
.............. 300 304,874
GS Mortgage Securities Trust
Series 2018-GS10, Class AS, 4.38%,
07/10/51
(g)
.................... 1,000 981,657
Series 2020-GC47, Class A4, 2.12%,
05/12/53 ..................... 1,000 929,775
Series 2020-GC47, Class A5, 2.38%,
05/12/53 ..................... 3,000 2,759,080
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class A4,
2.63%, 08/15/49 .................. 237 236,344
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 1,000 969,201
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2025-5C1, Class A3, 5.64%, 03/15/58 1,000 1,030,573
Series 2025-5C2, Class A3, 5.11%, 11/15/58 150 152,030
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 992,949
Series 2018-H3, Class C, 5.02%, 07/15/51
(g)
400 380,597
Series 2018-L1, Class A3, 4.14%, 10/15/51 848 839,530
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 849,724
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 396,169
Series 2019-L3, Class B, 3.77%, 11/15/52
(g)
500 452,763
Series 2019-L3, Class C, 3.77%, 11/15/52
(g)
250 216,314
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 52,596
Series 2020-L4, Class A2, 2.45%, 02/15/53 1,960 1,818,675
Series 2021-L6, Class C, 3.55%, 06/15/54
(g)
250 207,291
Series 2021-L7, Class A4, 2.32%, 10/15/54 500 444,108
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,226,571
UBS Commercial Mortgage Trust
Series 2018-C14, Class B, 5.10%,
12/15/51
(g)
.................... 250 243,569

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
155
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C15, Class AS, 4.67%,
12/15/51
(g)
.................... USD 250 $ 242,638
Series 2018-C8, Class A4, 3.98%, 02/15/51 875 866,066
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.63%,
11/15/50
(g)
.................... 250 234,668
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,183,122
Series 2018-C43, Class AS, 4.15%,
03/15/51
(g)
.................... 1,000 983,863
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 997,779
Series 2018-C47, Class AS, 4.67%,
09/15/61
(g)
.................... 2,000 1,966,559
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,330,921
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 480,083
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,895,383
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,134,229
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 819,739
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,789,016
Series 2021-C61, Class C, 3.31%, 11/15/54 500 411,660
Series 2025-5C3, Class C, 6.23%,
01/15/58
(g)
.................... 500 504,847
Series 2025-5C5, Class A3, 5.59%, 07/15/58 200 206,185
Series 2025-5C6, Class B, 5.98%,
10/15/58
(g)
.................... 250 255,678
Series 2025-C65, Class AS, 5.67%,
10/15/58
(g)
.................... 250 254,062
211,189,628
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 213,926,406 ) .............................. 211,189,628
Preferred Securities
Capital Trusts — 0.2%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(g)
........... 500 510,828
Banks — 0.0%
Goldman Sachs Capital I , 6.35% , 02/15/34 .. 574 601,325
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(d) (g)
................. 590 602,462
Chemicals — 0.0%
(g)
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55 .................. 600 397,337
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.82%),
6.50%
(e)
...................... 600 591,308
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
7.13%
(e)
...................... 400 394,189
1,382,834
Diversified Telecommunication Services — 0.0%
(g)
Bell Telephone Co. of Canada or Bell Canada
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.39%),
6.88% , 09/15/55 ................ 1,115 1,143,365
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
7.00% , 09/15/55 ................ 1,275 1,323,413
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.49%), 4.88% , 11/23/81
(d)
.... USD 547 $ 525,828
TELUS Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
6.63% , 10/15/55 ................ 575 582,072
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.69%),
6.38% , 06/09/56 ................ 895 894,827
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.63% , 06/09/56 ................ 845 839,672
5,309,177
Electric Utilities — 0.1%
(g)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 ............. 360 353,553
American Electric Power Co., Inc.
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56 ................ 510 508,342
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05% , 03/15/56 ................ 325 323,753
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 ............. 925 964,644
Edison International
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13% , 06/15/53 ................ 505 517,876
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88% , 06/15/54 ................ 457 470,972
Entergy Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13% , 12/01/54 ................ 900 926,476
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.18%),
5.88% , 06/15/56 ................ 390 389,932
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.10% , 06/15/56 ................ 415 413,507
EUSHI Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.51%), 6.25% , 04/01/56 ............. 300 297,117
Evergy, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65% , 06/01/55 .................. 15 15,238
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................ 120 119,279
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................ 95 94,940
Exelon Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.98%),
6.50% , 03/15/55 .................. 170 175,658
Nevada Power Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.94%), 6.25% , 05/15/55 ............. 35 35,219

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
156
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................ USD 1,420 $ 1,486,781
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70% , 09/01/54 ................ 870 892,445
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................ 1,480 1,511,948
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.98%),
6.50% , 08/15/55 ................ 680 706,064
PacifiCorp
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
7.38% , 09/15/55 ................ 815 825,809
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.29%),
7.13% , 08/15/56 ................ 1,100 1,102,817
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................ 1,435 1,474,372
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................ 950 948,811
Sierra Pacific Power Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.55%), 6.20% , 12/15/55 ............. 320 314,127
Southern Co. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.99%), 6.00% , 04/01/58 ............. 400 404,198
15,273,878
Financial Services — 0.0%
(g)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... 455 445,090
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 885 880,145
Equitable Holdings, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.39%), 6.70% , 03/28/55 ............. 595 610,361
HA Sustainable Infrastructure Capital, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.30%),
8.00% , 06/01/56 ................ 250 265,461
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.48%),
7.13% , 11/15/56 ................ 600 605,933
2,806,990
Gas Utilities — 0.0%
(g)
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(d)
................. 900 935,198
Spire, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.45% , 06/01/56 .................. 65 65,195
1,000,393
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38% , 09/12/55
(g)
........... 500 502,423
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.0%
CVS Health Corp.
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75% , 12/10/54 ................ USD 765 $ 792,573
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00% , 03/10/55 ................ 2,285 2,370,854
3,163,427
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................ 1,010 1,029,189
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................ 515 502,708
1,531,897
Insurance — 0.0%
American National Group, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity at 3.96% Floor + 3.18%),
7.00% , 12/01/55
(g)
................. 200 195,516
Athene Holding Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88% , 06/28/55
(g)
........... 510 494,887
FWD Group Holdings Ltd. , 5.84% , 09/22/35
(d)
. 600 601,505
Global Atlantic Fin Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.61%), 7.95% , 10/15/54
(d) (g)
.......... 655 656,282
Peak RE Bvi Holding Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 5.63%
(e) (g)
................. 400 401,270
QIC Cayman Ltd. , (6-Year USD Constant
Maturity + 2.20%), 6.15%
(e) (g)
.......... 600 588,208
Shin Kong Life Singapore Pte. Ltd. ,
6.95% , 06/26/35
(e)
................. 400 419,153
3,356,821
Multi-Utilities — 0.0%
(g)
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ 665 702,297
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 655 676,359
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................ 185 188,423
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.22%),
5.95% , 04/01/56 ................ 395 393,617
CMS Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.96%), 6.50% , 06/01/55 ............. 350 358,162
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 1,015 1,080,572
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 90 93,405
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63% , 05/15/55 ................ 555 566,463

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
157
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.26%),
6.00% , 02/15/56 ................ USD 345 $ 345,352
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20% , 02/15/56 ................ 915 916,054
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................ 215 222,150
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.53%),
6.38% , 03/31/55 ................ 215 221,596
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................ 540 539,191
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................ 1,160 1,178,867
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55% , 04/01/55 ................ 470 473,704
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63% , 04/01/55 ................ 75 75,372
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.38% , 04/01/56 ................ 280 282,579
WEC Energy Group, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.63% , 05/15/56 ............. 480 476,061
8,790,224
Oil, Gas & Consumable Fuels — 0.1%
(g)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ 780 834,209
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 635 671,869
Energy Transfer LP
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 935 991,942
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 435 446,691
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ................ 1,250 1,251,557
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.48%),
6.75% , 02/15/56 ................ 800 811,665
Phillips 66 Co.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88% , 03/15/56 ................ 645 642,390
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20% , 03/15/56 ................ 980 982,699
Thaioil Treasury Center Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(e)
........... 800 783,981
7,417,003
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(g)
Rogers Communications, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.59%), 5.25% , 03/15/82
(d)
.... USD 819 $ 814,020
Vodafone Group plc
(5-Year USD Swap Semi + 4.87%),
7.00% , 04/04/79 ................ 2,060 2,145,313
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
4.13% , 06/04/81 ................ 1,115 1,037,132
3,996,465
Total Capital Trusts — 0 .2%
(Cost: $ 55,897,739 ) ............................... 56,246,147
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50% , 12/10/27 .................. 250 244,523
3.00% , 03/10/28 .................. 60 58,993
3.25% , 06/09/28 - 11/16/28 ........... 1,375 1,353,574
5.50% , 07/15/36 .................. 3,285 3,545,825
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29
(j)
................. 200 172,812
6.25% , 07/15/32 .................. 2,355 2,618,142
6.75% , 03/15/31 .................. 1,060 1,184,840
Federal National Mortgage Association
0.88% , 08/05/30 .................. 13,630 11,975,759
6.25% , 05/15/29 .................. 650 692,486
6.63% , 11/15/30 .................. 1,170 1,294,001
7.25% , 05/15/30 .................. 585 655,651
Tennessee Valley Authority
1.50% , 09/15/31 .................. 400 349,597
3.50% , 12/15/42 .................. 390 320,243
4.88% , 05/15/35 .................. 1,000 1,022,260
5.25% , 09/15/39 .................. 890 925,066
5.25% , 02/01/55
(c)
................. 350 341,972
5.88% , 04/01/36 .................. 580 640,836
7.13% , 05/01/30 .................. 145 161,343
27,557,923
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K-165 , Class A2 , 4.49% , 09/25/34 .. 500 496,114
Series K067 , Class A2 , 3.19% , 07/25/27 .. 3,680 3,639,606
Series K073 , Class A2 , 3.35% , 01/25/28 .. 1,000 986,834
Series K078 , Class A2 , 3.85% , 06/25/28 .. 3,600 3,572,380
Series K088 , Class A2 , 3.69% , 01/25/29 .. 5,000 4,931,387
Series K089 , Class A2 , 3.56% , 01/25/29 .. 2,000 1,966,597
Series K094 , Class A2 , 2.90% , 06/25/29 .. 1,500 1,443,117
Series K098 , Class A2 , 2.43% , 08/25/29 .. 1,000 946,250
Series K100 , Class A2 , 2.67% , 09/25/29 .. 8,000 7,611,211
Series K101 , Class A2 , 2.52% , 10/25/29 .. 2,000 1,891,857
Series K106 , Class A2 , 2.07% , 01/25/30 .. 3,170 2,935,939
Series K108 , Class A2 , 1.52% , 03/25/30 .. 3,000 2,720,492
Series K110 , Class A2 , 1.48% , 04/25/30 .. 660 596,177
Series K112 , Class A2 , 1.31% , 05/25/30 .. 8,000 7,139,669
Series K114 , Class A2 , 1.37% , 06/25/30 .. 1,000 891,315
Series K116 , Class A2 , 1.38% , 07/25/30 .. 7,091 6,317,102
Series K117 , Class A2 , 1.41% , 08/25/30 .. 3,000 2,668,922
Series K118 , Class A2 , 1.49% , 09/25/30 .. 4,000 3,564,744
Series K125 , Class A2 , 1.85% , 01/25/31 .. 5,000 4,485,169
Series K130 , Class A2 , 1.72% , 06/25/31 .. 3,500 3,095,272
Series K141 , Class A1 , 2.55% , 05/25/31 .. 2,160 2,057,915
Series K141 , Class A2 , 2.25% , 02/25/32 .. 3,000 2,679,051

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
158
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series K-1512 , Class A2 , 2.99% , 05/25/31 . USD 910 $ 856,872
Series K-1512 , Class A3 , 3.06% , 04/25/34 . 720 648,566
Series K1522 , Class A2 , 2.36% , 10/25/36 . 3,000 2,410,909
Series K154 , Class A2 , 3.42% , 04/25/32 .. 1,000 974,638
Series K514 , Class A2 , 4.57% , 12/25/28 .. 1,550 1,559,986
Series K515 , Class A2 , 5.40% , 01/25/29 .. 2,000 2,052,518
Series K528 , Class A2 , 4.51% , 07/25/29 .. 2,000 2,012,954
Series K739 , Class A2 , 1.34% , 09/25/27 .. 5,638 5,469,734
Series K740 , Class A2 , 1.47% , 09/25/27 .. 575 555,780
Series K746 , Class A2 , 2.03% , 09/25/28 .. 1,000 951,618
Series K750 , Class A2 , 3.00% , 09/25/29 .. 2,000 1,930,537
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(g)
Series K-150 , Class A2 , 3.71% , 09/25/32 .. 10,000 9,587,139
Series K-154 , Class A2 , 4.35% , 01/25/33 .. 20,000 19,829,282
Series K-160 , Class A2 , 4.50% , 08/25/33 .. 3,438 3,428,163
Series K-162 , Class A2 , 5.15% , 12/25/33 .. 1,250 1,294,613
Series K-166 , Class A2 , 4.58% , 10/25/34 .. 7,500 7,480,367
Series K-170 , Class A2 , 5.00% , 02/25/35 .. 400 410,055
Series K-171 , Class A2 , 4.40% , 06/25/35 .. 2,000 1,962,353
Series K-172 , Class A2 , 4.58% , 08/25/35 .. 2,000 1,987,765
Series K-173 , Class A2 , 4.60% , 09/25/35 .. 3,000 2,985,023
Series K-174 , Class A2 , 4.53% , 10/25/35 .. 1,000 989,294
Series K-176 , Class A2 , 4.39% , 12/25/35 .. 1,000 977,236
Series K-179 , Class A2 , 1.00% , 03/25/36 .. 2,800 2,713,454
Series K069 , Class A2 , 3.19% , 09/25/27 .. 5,785 5,709,994
Series K070 , Class A2 , 3.30% , 11/25/27 .. 1,652 1,631,835
Series K075 , Class A2 , 3.65% , 02/25/28 .. 3,048 3,018,428
Series K077 , Class A2 , 3.85% , 05/25/28 .. 2,400 2,381,671
Series K086 , Class A2 , 3.86% , 11/25/28 .. 1,000 990,799
Series K517 , Class A2 , 5.36% , 01/25/29 .. 6,200 6,364,052
Series K539 , Class A2 , 4.41% , 01/25/30 .. 2,500 2,509,035
Series K541 , Class A2 , 4.35% , 02/25/30 .. 900 901,392
Series K543 , Class A2 , 4.33% , 06/25/30 .. 8,750 8,754,044
Series K553 , Class A2 , 4.07% , 12/25/30 .. 5,000 4,945,292
Series K749 , Class A2 , 2.12% , 03/25/29 .. 15,000 14,214,339
Series K754 , Class AM , 4.94% , 11/25/30 .. 500 511,094
Federal National Mortgage Association ACES
Series 2019-M5 , Class A2 , 3.27% , 02/25/29 4,376 4,275,896
Series 2019-M9 , Class A2 , 2.94% , 06/25/29 2,450 2,372,114
Series 2019-M22 , Class A2 ,
2.52% , 08/25/29 ................ 2,381 2,263,547
Series 2020-M20 , Class A2 ,
1.44% , 10/25/29 ................ 5,000 4,562,569
Series 2020-M46 , Class A2 ,
1.32% , 05/25/30 ................ 969 876,855
Federal National Mortgage Association ACES
Variable Rate Notes
(g)
Series 2017-M12 , Class A2 ,
3.17% , 06/25/27 ................ 720 712,377
Series 2018-M1 , Class A2 , 3.08% , 12/25/27 587 577,649
Series 2018-M3 , Class A2 , 3.18% , 02/25/30 5,611 5,406,623
Series 2018-M10 , Class A2 ,
3.47% , 07/25/28 ................ 2,523 2,485,381
Series 2018-M12 , Class A2 ,
3.78% , 08/25/30 ................ 2,651 2,591,715
Series 2019-M2 , Class A2 , 3.75% , 11/25/28 1,488 1,469,226
Series 2021-M13 , Class A2 ,
1.65% , 04/25/31 ................ 9,050 7,976,384
Series 2021-M17 , Class A2 ,
1.71% , 07/25/31 ................ 5,000 4,424,236
Series 2022-M1 , Class A2 , 1.72% , 10/25/31 9,890 8,613,391
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-M5 , Class A2 , 1.84% , 11/25/31 USD 2,500 $ 2,197,133
242,443,047
Mortgage-Backed Securities — 20.1%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/30 - 01/01/33 ........... 825 794,225
3.00% , 05/01/29 - 10/01/47 ........... 13,298 12,317,975
3.50% , 05/01/32 - 06/01/49 ........... 9,747 9,078,724
4.00% , 05/01/33 - 01/01/49 ........... 3,643 3,478,569
4.50% , 02/01/41 - 01/01/49 ........... 1,800 1,770,094
5.00% , 04/01/33 - 04/01/49 ........... 675 679,050
Federal National Mortgage Association
3.00% , 02/01/47 .................. 240 219,082
3.50% , 11/01/51 .................. 957 890,483
4.00% , 02/01/47 - 02/01/57 ........... 1,242 1,179,743
Government National Mortgage Association
1.50% , 10/20/51 .................. 4,511 3,536,174
2.00% , 07/20/50 - 06/20/52 ........... 290,755 239,657,959
2.00% , 05/15/56 .................. 817 672,023
2.50% , 05/20/45 - 09/20/52 ........... 272,242 233,301,366
2.50% , 05/15/56 .................. 21,230 18,181,616
3.00% , 01/20/43 - 09/20/52 ........... 199,991 178,357,680
3.00% , 05/15/56 .................. 16,192 14,418,146
3.50% , 09/20/42 - 07/20/53 ........... 137,715 126,635,096
3.50% , 05/15/56 .................. 38,263 34,581,455
4.00% , 08/20/45 - 03/20/53 ........... 88,177 83,416,662
4.00% , 05/15/56 .................. 34,407 32,098,660
4.50% , 04/15/40 - 11/20/54 ........... 99,384 96,741,462
4.50% , 05/15/56 .................. 43,931 42,359,094
5.00% , 07/20/46 - 02/20/56 ........... 167,497 166,817,360
5.00% , 05/15/56 .................. 77,384 76,706,202
5.50% , 04/20/48 - 02/20/56 ........... 189,937 192,414,525
5.50% , 05/15/56 .................. 64,775 65,230,189
6.00% , 02/20/53 - 02/20/56 ........... 73,605 75,275,123
6.00% , 05/15/56 .................. 23,325 23,778,852
6.50% , 03/20/53 - 12/20/55 ........... 47,936 50,075,611
6.50% , 05/15/56 .................. 14,696 15,350,471
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 04/01/52 ........... 131,711 109,734,061
2.00% , 12/01/35 - 10/01/52 ........... 1,543,254 1,277,131,464
2.00% , 05/25/41 - 05/25/56 ........... 142,223 122,735,962
2.50% , 12/01/29 - 01/01/54 ........... 1,024,944 876,387,807
2.50% , 05/25/41 - 05/25/56 ........... 42,224 37,538,003
3.00% , 10/01/27 - 10/01/53 ........... 554,103 493,938,282
3.00% , 05/25/41 - 05/25/56 ........... 7,648 7,195,979
3.50% , 01/01/27 - 01/01/53 ........... 356,102 329,339,357
3.50% , 05/25/41 - 05/25/56 ........... 32,596 29,743,316
4.00% , 07/01/29 - 03/01/55 ........... 302,612 287,509,313
4.00% , 05/25/41 - 05/25/56 ........... 53,811 51,606,784
4.50% , 10/01/40 - 03/01/55 ........... 234,911 227,865,400
4.50% , 05/25/41 - 05/25/56 ........... 44,031 42,378,395
5.00% , 06/01/39 - 03/01/56 ........... 360,534 357,504,987
5.00% , 05/25/41 - 05/25/56 ........... 82,704 81,477,826
5.50% , 09/01/41 - 03/01/56 ........... 494,030 500,783,301
5.50% , 05/25/56 .................. 72,495 72,855,615
6.00% , 07/01/41 - 01/01/56 ........... 418,298 430,083,617
6.00% , 05/25/56 .................. 41,000 41,854,134
6.50% , 07/01/53 - 09/01/55 ........... 173,722 181,842,633
7,359,519,907
Total U.S. Government Sponsored Agency Securities — 20 .9%
(Cost: $ 7,989,650,619 ) ............................ 7,629,520,877

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
159
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.38% , 08/15/27 .................. USD 3,400 $ 3,504,523
5.50% , 08/15/28 .................. 5,500 5,679,180
5.25% , 11/15/28 - 02/15/29 ........... 12,200 12,581,703
4.50% , 02/15/36 - 11/15/54 ........... 126,511 118,979,629
5.00% , 05/15/37 - 05/15/45 ........... 48,547 49,272,422
4.38% , 02/15/38 - 08/15/43 ........... 61,790 58,210,099
3.50% , 02/15/39 .................. 3,750 3,360,938
4.63% , 02/15/40 - 11/15/55 ........... 354,829 336,840,658
1.13% , 05/15/40 - 08/15/40 ........... 103,215 64,434,134
3.88% , 08/15/40 - 05/15/43 ........... 100,974 88,957,107
1.38% , 11/15/40 - 08/15/50 ........... 80,557 45,587,607
4.25% , 11/15/40 - 08/15/54 ........... 138,384 122,629,457
1.88% , 02/15/41 - 11/15/51 ........... 229,577 134,711,709
4.75% , 02/15/41 - 02/15/56 ........... 353,185 341,311,457
2.25% , 05/15/41 - 02/15/52 ........... 200,957 129,770,865
1.75% , 08/15/41 .................. 95,137 63,147,184
3.75% , 08/15/41 - 11/15/43 ........... 16,000 13,972,031
2.00% , 11/15/41 - 08/15/51 ........... 218,568 133,292,072
3.13% , 11/15/41 - 05/15/48 ........... 62,735 48,480,596
2.38% , 02/15/42 - 05/15/51 ........... 176,329 115,710,774
3.00% , 05/15/42 - 08/15/52 ........... 257,463 187,569,690
3.25% , 05/15/42 .................. 54,753 44,803,353
2.75% , 08/15/42 - 11/15/47 ........... 80,008 57,779,523
3.38% , 08/15/42 - 11/15/48 ........... 99,434 79,746,356
4.00% , 11/15/42 - 11/15/52 ........... 102,137 88,507,835
2.88% , 05/15/43 - 05/15/52 ........... 156,886 110,668,820
3.63% , 08/15/43 - 05/15/53 ........... 146,123 116,975,321
4.13% , 08/15/44 - 08/15/53 ........... 119,214 104,906,711
2.50% , 02/15/45 - 05/15/46 ........... 100,772 69,233,477
4.88% , 08/15/45 .................. 37,459 37,008,321
1.25% , 05/15/50 .................. 47,790 22,409,030
1.63% , 11/15/50 .................. 66,750 34,397,109
U.S. Treasury Notes
2.38% , 05/15/27 - 05/15/29 ........... 97,270 93,770,404
4.50% , 05/15/27 - 11/15/33 ........... 324,541 329,288,708
0.50% , 05/31/27 - 10/31/27 ........... 96,470 92,115,578
2.63% , 05/31/27 - 07/31/29 ........... 102,178 99,617,936
3.88% , 05/31/27 - 08/15/34 ........... 1,524,741 1,513,547,564
4.63% , 06/15/27 - 02/15/35 ........... 471,787 480,939,937
3.25% , 06/30/27 - 06/30/29 ........... 113,303 111,533,614
3.75% , 06/30/27 - 02/28/33 ........... 810,268 802,868,557
4.38% , 07/15/27 - 05/15/34 ........... 414,697 418,660,464
2.75% , 07/31/27 - 08/15/32 ........... 232,942 222,983,399
2.25% , 08/15/27 - 11/15/27 ........... 77,380 75,695,425
3.13% , 08/31/27 - 08/31/29 ........... 110,203 108,060,026
3.63% , 08/31/27 - 09/30/31 ........... 871,447 860,933,443
3.38% , 09/15/27 - 05/15/33 ........... 378,335 371,007,481
0.38% , 09/30/27 .................. 29,500 28,101,055
3.50% , 09/30/27 - 02/15/33 ........... 1,042,995 1,027,920,199
4.13% , 09/30/27 - 02/15/36 ........... 993,847 993,420,949
0.63% , 11/30/27 - 08/15/30 ........... 123,400 113,768,094
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.00% , 12/15/27 - 11/15/35 ........... USD 1,218,988 $ 1,212,032,932
4.25% , 01/15/28 - 08/15/35 ........... 841,480 842,234,447
0.75% , 01/31/28 .................. 54,112 51,262,665
1.13% , 02/29/28 - 02/15/31 ........... 246,348 223,900,655
1.25% , 03/31/28 - 08/15/31 ........... 420,401 388,839,078
2.88% , 05/15/28 - 05/15/32 ........... 271,931 261,671,076
1.00% , 07/31/28 .................. 55,970 52,506,856
1.38% , 10/31/28 - 11/15/31 ........... 216,443 195,299,426
4.88% , 10/31/28 - 10/31/30 ........... 102,154 105,022,338
1.50% , 11/30/28 .................. 66,620 62,711,280
1.75% , 01/31/29 .................. 38,592 36,430,245
1.88% , 02/28/29 - 02/15/32 ........... 145,209 131,026,584
0.88% , 11/15/30 .................. 54,825 47,753,432
1.63% , 05/15/31 .................. 81,310 72,397,662
Total U.S. Treasury Obligations — 39 .1%
(Cost: $ 14,998,446,233 ) ............................ 14,271,761,200
Total Long-Term Investments — 98.3%
(Cost: $ 37,520,057,281 ) ............................ 35,910,066,225
Shares
Shares
Short-Term Securities
Money Market Funds — 3.9%
(m)(n)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(o)
.................. 383,596,830 383,596,820
BlackRock Liquidity TempCash Funds:
Institutional Shares , 3.68% ........... 1,048,930,328 1,049,241,155
Total Short-Term Securities — 3 .9%
(Cost: $ 1,432,837,975 ) ............................ 1,432,837,975
Total Investments Before TBA Sale Commitments — 102 .2%
(Cost: $ 38,952,895,256 ) ............................ 37,342,904,200
Par (000)
Par (000)
TBA Sale Commitments
(p)
Mortgage-Backed Securities — (0.0) %
Government National Mortgage Association ,
5.50% , 05/15/56 .................. (5,400) (5,437,947)
Uniform Mortgage-Backed Securities
5.50% , 05/25/56 .................. (10,250) (10,300,987)
6.00% , 05/25/56 .................. (900) (918,749)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (16,668,359) ) .......................... (16,657,683)
Total Investments Net of TBA Sale Commitments — 102 .2%
(Cost: $ 38,936,226,897 ) ............................ 37,326,246,517
Liabilities in Excess of Other Assets — (2.2) % ............. (787,184,041)
Net Assets — 100.0% ...............................
$ 36,539,062,476
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core Universal USD Bond ETF
160
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(h)
Perpetual security with no stated maturity date.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Zero-coupon bond.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(p)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 285,308,849 $ 98,287,971
(a)
$ — $ — $ — $ 383,596,820 383,596,830 $ 1,312,755
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 637,228,730 412,108,966
(a)
— (96,541) — 1,049,241,155 1,048,930,328 15,311,552 —
$ (96,541) $ — $ 1,432,837,975 $ 16,624,307 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 110,842,244 $ — $ 110,842,244
Common Stocks ......................................... — — 46,962 46,962
Corporate Bonds ......................................... — 11,265,851,433 931,628 11,266,783,061
Foreign Agency Obligations .................................. — 949,608,361 — 949,608,361
Foreign Government Obligations .............................. — 1,292,598,323 — 1,292,598,323
Municipal Bonds ......................................... — 121,469,422 — 121,469,422
Non-Agency Mortgage-Backed Securities ........................ — 211,189,628 — 211,189,628
Preferred Securities ....................................... — 56,246,147 — 56,246,147
U.S. Government Sponsored Agency Securities .................... — 7,629,520,877 — 7,629,520,877
U.S. Treasury Obligations ................................... — 14,271,761,200 — 14,271,761,200
Short-Term Securities
Money Market Funds ...................................... 1,432,837,975 — — 1,432,837,975
Liabilities
Investments
TBA Sale Commitments .................................... — (16,657,683) — (16,657,683)
$ 1,432,837,975 $ 35,892,429,952 $ 978,590 $ 37,326,246,517

Statement of Assets and Liabilities
(unaudited)

April 30, 2026
161
Statement of Assets and Liabilities
See notes to financial statements.
iShares Core
Universal USD
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 35,910,066,225
Investments, at value — affiliated
(c)
.......................................................................................... 1,432,837,975
Foreign currency, at value
(d)
............................................................................................... 72,090
Receivables: –
Investment s sold .................................................................................................... 390,521,821
Securities lending income — affiliated ...................................................................................... 195,571
TBA sale commitments ................................................................................................ 16,668,359
Capital shares sold ................................................................................................... 1,565
Dividends — affiliated ................................................................................................. 3,063,905
Interest — unaffiliated ................................................................................................. 330,441,433
Total a ssets .........................................................................................................
38,083,868,944
LIABILITIES
Bank overdraft ........................................................................................................ 185,058
Cash received:
Collateral — TBA commitments ........................................................................................... 29,000
Collateral on securities loaned ............................................................................................. 383,496,820
TBA sale commitments, at value
(e)
.......................................................................................... 16,657,683
Payables: –
Investments purchased ................................................................................................ 1,142,793,652
Investment advisory fees ............................................................................................... 1,644,255
Total li abilities ........................................................................................................
1,544,806,468
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 36,539,062,476
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 38,614,084,935
Accumulated loss ..................................................................................................... (2,075,022,459)
NET ASSETS ........................................................................................................
$ 36,539,062,476
NET ASSET VALUE
Shares outstanding ....................................................................................................
791,300,000
Net asset value .......................................................................................................
$ 46.18
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 37,520,057,281
(b)
  Securities loaned, at value ...................................................................................... $ 319,544,037
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,432,837,975
(d)
  Foreign currency, at cost ....................................................................................... $ 70,237
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 16,668,359

Statement of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
162
iShares Core
Universal USD
Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 15,311,552
Interest — unaffiliated ................................................................................................ 731,052,225
Securities lending income — affiliated — net ................................................................................ 1,312,755
Payment-in-kind interest — unaffiliated .................................................................................... 363,040
Foreign taxes withheld ............................................................................................... (12,902)
Total investment income ................................................................................................
748,026,670
EXPENSES
Investment advisory ................................................................................................. 10,414,899
Professional ...................................................................................................... 2,046
Total e xpenses ......................................................................................................
10,416,945
Less: –
Investment advisory fees waived ........................................................................................ (729,971)
Total ex penses after fees waived ..........................................................................................
9,686,974
Net investment income .................................................................................................
738,339,696
REALIZED AND UNREALIZED GAIN (LOSS) $ (516,420,788)
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (6,468,781)
Investments — affiliated ............................................................................................ (96,541)
Foreign currency transactions ........................................................................................ (2,292)
In-kind redemptions — unaffiliated
(a)
.................................................................................... 492,448
(6,075,166)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (510,349,608)
Foreign currency translations ......................................................................................... 3,985
(510,345,623)
Net realized and unrealized loss ...........................................................................................
(516,420,789)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 221,918,907
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
163
Statements of Changes in Net Assets
See notes to financial statements.
iShares Core Universal USD Bond ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 738,339,696 $ 1,387,368,643
Net realized loss .................................................................................. (6,075,166) (78,124,804)
Net change in unrealized appreciation (depreciation) .......................................................... (510,345,623) 784,289,891
Net increase in net assets resulting from operations .............................................................
221,918,907 2,093,533,730
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(724,163,157)
(b)
(1,380,074,138)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
3,698,955,876 (687,165,714)
NET ASSETS
Total increase in net assets ............................................................................. 3,196,711,626 26,293,878
Beginning of period ..................................................................................
33,342,350,850 33,316,056,972
End of period ......................................................................................
$ 36,539,062,476 $ 33,342,350,850
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
164
iShares Core Universal USD Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 46.84  $ 45.86  $ 42.90  $ 43.84  $ 53.11  $ 54.01
Net investment income
(a)
.........................
0 .98  1 .94  1 .82  1 .55  1 .08  0 .95
Net realized and unrealized gain (loss)
(b)
...............
(0.67) 0.97  2.91  (0.99) (9.34) (0.74)
Net increase (decrease) from investment operations ........ 0.31  2.91  4.73  0.56  (8.26) 0.21
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .97 )
(d)
( 1 .93 ) ( 1 .77 ) ( 1 .50 ) ( 1 .01 ) ( 0 .98 )
From net realized gain ...........................
—  —  —  —  —  ( 0 .13 )
Total distributions ............................... (0.97) (1.93) (1.77) (1.50) (1.01) (1.11)
Net asset value, end of period ...................... $ 46.18  $ 46.84  $ 45.86  $ 42.90  $ 43.84  $ 53.11
Total Return
(e)
Based on net asset value .......................... 0.67%
(f)
6.51% 11.18% 1.15% (15.73)%
(g)
0.39%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.06%
(i)
0.06% 0.06% 0.06% 0.06% 0.06%
Total expenses after fees waived .....................
0.06%
(i)
0.06% 0.06% 0.06% 0.05% 0.05%
Net investment income ............................
4.25%
(i)
4.24% 4.00% 3.43% 2.23% 1.77%
Supplemental Data
Net assets, end of period (000) ...................... $ 36,539,062  $ 33,342,351  $ 33,316,057  $ 21,301,883  $ 18,170,216  $ 15,960,506
Portfolio turnover rate
(j) (k)
........................... 26% 65% 88% 110% 141% 223%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Includes mortgage dollar roll transactions ("MDRs").
See notes to financial statements.

Notes to Financial Statements
(unaudited)
165
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as
iShares ETF
Diversification
Classification
Core Universal USD Bond ............................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
166
disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
167
Notes to Financial Statements
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
168
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core Universal USD Bond
Barclays Bank plc ...................................... $ 47,571,418 $ (47,571,418) $ – $ –
Barclays Capital, Inc. ................................... 6,491,143 (6,491,143) – –
BNP Paribas SA ....................................... 62,804,004 (62,804,004) – –
BofA Securities, Inc. .................................... 11,248,995 (11,248,995) – –
Citigroup Global Markets, Inc. .............................. 23,307,010 (23,307,010) – –
Deutsche Bank Securities, Inc. ............................. 3,423,103 (3,423,103) – –
Goldman Sachs & Co. LLC ............................... 15,553,139 (15,553,139) – –
HSBC Securities (USA), Inc. .............................. 1,453,268 (1,453,268) – –
J.P. Morgan Securities LLC ............................... 35,782,826 (35,782,826) – –
Jefferies LLC ......................................... 9,089,873 (9,089,873) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 944,628 (944,628) – –
Morgan Stanley ....................................... 19,059,047 (19,059,047) – –
National Bank Financial, Inc. .............................. 6,120,174 (6,120,174) – –
Nomura Securities International, Inc. ......................... 1,556,068 (1,556,068) – –
Pershing LLC ......................................... 429,708 (429,708) – –
Scotia Capital (USA), Inc. ................................ 4,698,393 (4,698,393) – –
Scotia Capital, Inc. ..................................... 4,094,988 (4,094,988) – –
State Street Bank & Trust Co. .............................. 49,980,450 (49,980,450) – –
TD Securities (USA) LLC ................................. 1,519,390 (1,519,390) – –
UBS AG ............................................ 25,120 (25,120) – –
UBS Securities LLC .................................... 1,725,256 (1,725,256) – –
Wells Fargo Bank N.A. .................................. 172,161 (172,161) – –
Wells Fargo Securities LLC ............................... 12,493,875 (12,493,875) – –
$ 319,544,037 $ (319,544,037) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Universal USD Bond ............................................................................................ 0 .06%
iShares ETF Amounts Waived
Core Universal USD Bond ............................................................................................... $ 729,971

Notes to Financial Statements
(unaudited) (continued)
169
Notes to Financial Statements
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
April 30, 2026, the Fund paid BTC $328,982 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Core Universal USD Bond ................................................ $ 8,510,874,932 $ 8,015,920,700 $ 1,186,636,683 $ 1,093,667,094
iShares ETF
In-kind
Purchases
In-kind
Sales
Core Universal USD Bond ................................................................................ $ 3,044,934,628 $ 33,122,712

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
170
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards of $583,879,079 available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Universal USD Bond ........................................... $ 38,956,201,689 $ 184,116,027 $ (1,797,402,840) $ (1,613,286,813)

Notes to Financial Statements
(unaudited) (continued)
171
Notes to Financial Statements
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
Core Universal USD Bond
Shares sold 80,300,000 $ 3,741,106,348 80,300,000 $ 3,682,781,320
Shares redeemed
(900,000) (42,150,472) (94,800,000) (4,369,947,034)
79,400,000 $ 3,698,955,876 (14,500,000) $ (687,165,714)

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information
172
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
173
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX Exchange
iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX Exchange
iShares iBonds 2030 Term High Yield and Income ETF | IBHJ | Cboe BZX Exchange
iShares iBonds 2032 Term High Yield and Income ETF | IBHL | Cboe BZX Exchange
iShares iBonds 2033 Term High Yield and Income ETF | IBHM | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.6%
(a)
BWX Technologies, Inc., 4.13%, 06/30/28 .... USD 1,121 $ 1,103,243
TransDigm, Inc., 6.75%, 08/15/28 ......... 5,892 5,974,194
7,077,437
Automobile Components — 2.6%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
. 1,412 1,437,740
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
...................... 664 664,617
Clarios Global LP, 6.75%, 05/15/28
(a)
....... 2,100 2,137,113
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 5,332 5,391,677
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
...................... 1,694 1,732,373
11,363,520
Automobiles — 2.2%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ....................... 1,565 1,563,085
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 ................... 1,683 1,594,134
2.45% , 09/15/28 ................... 991 916,764
7.05% , 09/15/28 ................... 1,976 2,025,389
5.63% , 09/29/28
(b)
.................. 2,107 2,092,697
PM General Purchaser LLC, 9.50%, 10/01/28 . 1,680 1,561,894
9,753,963
Biotechnology — 0.7%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 . 1,229 1,094,580
Grifols SA, 4.75%, 10/15/28 ............ 1,980 1,952,207
3,046,787
Broadline Retail — 1.0%
ANGI Group LLC, 3.88%, 08/15/28
(a) (b)
...... 1,399 1,280,370
Getty Images, Inc., 14.00%, 03/01/28
(a) (b)
..... 826 767,895
Match Group Holdings II LLC, 4.63%, 06/01/28
(a)
1,409 1,391,063
Nordstrom, Inc., 6.95%, 03/15/28 ......... 846 863,046
4,302,374
Building Products — 2.8%
Griffon Corp., 5.75%, 03/01/28 ........... 2,743 2,736,697
James Hardie International Finance DAC, 5.00%,
01/15/28
(a)
...................... 1,135 1,130,531
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 ................... 1,644 1,627,125
9.75% , 07/15/28 ................... 768 772,957
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
...................... 3,094 3,090,697
Standard Industries, Inc., 4.75%, 01/15/28
(a)
.. 2,799 2,782,778
12,140,785
Capital Markets — 1.2%
Coinbase Global, Inc., 3.38%, 10/01/28
(a) (b)
... 2,807 2,691,322
FS KKR Capital Corp., 3.13%, 10/12/28
(b)
.... 2,100 1,967,721
Prospect Capital Corp., 3.44%, 10/15/28 ..... 841 746,643
5,405,686
Chemicals — 4.8%
Celanese US Holdings LLC, 6.85%, 11/15/28
(c)
. 2,091 2,185,229
Chemours Co. (The), 5.75%, 11/15/28
(a)
..... 1,660 1,657,525
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
...................... 1,480 1,389,213
CVR Partners LP, 6.13%, 06/15/28
(a)
....... 1,553 1,550,291
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... 2,240 2,183,856
HB Fuller Co., 4.25%, 10/15/28
(b)
......... 856 836,993
Herens Holdco SARL, 4.75%, 05/15/28
(a) (b)
... 979 863,289
INEOS Finance plc, 6.75%, 05/15/28
(a)
...... 1,190 1,195,396
Ingevity Corp., 3.88%, 11/01/28
(a)
......... 1,544 1,487,533
LSB Industries, Inc., 6.25%, 10/15/28
(a)
..... 1,261 1,261,648
Security
Par (000)
Par (000) Value
Chemicals (continued)
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
. USD 1,124 $ 1,117,002
Olympus Water US Holding Corp., 4.25%,
10/01/28
(a)
...................... 2,284 2,221,538
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a)
... 3,076 3,044,143
20,993,656
Commercial Services & Supplies — 3.5%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
.................. 5,671 5,589,228
Aramark Services, Inc., 5.00%, 02/01/28
(a)
.... 3,231 3,222,612
Garda World Security Corp., 7.75%, 02/15/28
(a)
1,102 1,120,577
GFL Environmental, Inc., 4.00%, 08/01/28
(a) (b)
.. 2,098 2,048,615
Madison IAQ LLC, 4.13%, 06/30/28
(a)
....... 1,958 1,930,094
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
... 1,397 1,380,911
15,292,037
Communications Equipment — 0.3%
Viasat, Inc., 6.50%, 07/15/28
(a)
........... 1,137 1,133,005
Construction & Engineering — 0.8%
Fluor Corp., 4.25%, 09/15/28 ............ 1,677 1,660,858
Railworks Holdings LP, 8.25%, 11/15/28
(a)
.... 919 919,529
Weekley Homes LLC, 4.88%, 09/15/28
(a)
..... 1,137 1,111,825
3,692,212
Consumer Finance — 3.2%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
.. 1,692 1,766,582
Enova International, Inc., 11.25%, 12/15/28
(a)
.. 1,135 1,199,053
FirstCash, Inc., 4.63%, 09/01/28
(a)
......... 1,418 1,395,280
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
..... 1,694 1,764,121
goeasy Ltd., 9.25%, 12/01/28
(a) (b)
......... 1,539 1,454,976
Navient Corp., 4.88%, 03/15/28 .......... 1,406 1,374,114
OneMain Finance Corp.
6.63% , 01/15/28
(b)
.................. 2,102 2,131,081
3.88% , 09/15/28 ................... 1,675 1,619,165
PRA Group, Inc., 8.38%, 02/01/28
(a)
........ 1,131 1,149,240
13,853,612
Consumer Staples Distribution & Retail — 1.3%
(a)
Albertsons Cos., Inc., 6.50%, 02/15/28 ...... 2,118 2,143,050
C&S Group Enterprises LLC, 5.00%, 12/15/28 . 1,131 1,047,393
United Natural Foods, Inc., 6.75%, 10/15/28 .. 1,077 1,076,956
US Foods, Inc., 6.88%, 09/15/28
(b)
........ 1,413 1,446,069
5,713,468
Containers & Packaging — 1.5%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a)
................. 1,684 1,610,554
Cascades, Inc., 5.38%, 01/15/28
(a)
........ 1,252 1,231,061
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
...................... 1,274 1,231,786
Iris Holding, Inc., 10.00%, 12/15/28
(a) (b)
...... 1,125 956,503
Silgan Holdings, Inc., 4.13%, 02/01/28
(b)
..... 1,593 1,565,526
6,595,430
Distributors — 1.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
.............. 1,958 1,933,921
Dealer Tire LLC, 8.00%, 02/01/28 ......... 1,402 1,391,997
RB Global Holdings, Inc., 6.75%, 03/15/28 ... 1,550 1,571,836
4,897,754
Diversified Consumer Services — 0.3%
Grand Canyon University, 5.13%, 10/01/28 ... 1,137 1,127,951
Diversified REITs — 0.4%
Uniti Group LP, 4.75%, 04/15/28
(a)
......... 1,609 1,603,596

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 2.2%
(a)
Altice Financing SA, 5.00%, 01/15/28 ...... USD 3,438 $ 2,546,045
CCO Holdings LLC, 5.00%, 02/01/28
(b)
...... 7,013 6,939,373
9,485,418
Electric Utilities — 1.6%
NRG Energy, Inc., 5.75%, 01/15/28 ........ 2,308 2,312,446
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
1,965 1,933,385
PG&E Corp., 5.00%, 07/01/28 ........... 2,795 2,779,760
7,025,591
Energy Equipment & Services — 0.2%
Oceaneering International, Inc., 6.00%, 02/01/28 854 863,166
Entertainment — 0.8%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28 ...... 2,137 2,129,337
Live Nation Entertainment, Inc., 3.75%, 01/15/28 1,397 1,371,969
3,501,306
Financial Services — 1.1%
(a)
Burford Capital Global Finance LLC, 6.25%,
04/15/28
(b)
...................... 1,140 1,110,656
Jefferies Finance LLC, 5.00%, 08/15/28 ..... 2,800 2,683,773
LD Holdings Group LLC, 6.13%, 04/01/28 .... 1,400 1,208,760
5,003,189
Food Products — 1.1%
(a)
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... 2,246 2,227,728
Chobani LLC, 4.63%, 11/15/28 ........... 1,189 1,176,355
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 . 1,397 1,389,544
4,793,627
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
.... 1,388 1,422,174
Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(a)
1,416 1,380,622
Health Care Equipment & Supplies — 2.2%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 ..... 4,352 4,289,117
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 3,935 4,068,731
Teleflex, Inc., 4.25%, 06/01/28 ........... 1,412 1,391,237
9,749,085
Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a)
. 1,262 1,252,519
AdaptHealth LLC, 6.13%, 08/01/28
(a)
....... 973 973,588
Centene Corp., 2.45%, 07/15/28 .......... 5,000 4,718,430
Encompass Health Corp., 4.50%, 02/01/28 ... 2,237 2,220,575
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
... 2,237 2,205,134
Team Health Holdings, Inc., 8.38%, 06/30/28
(a)
. 1,220 1,223,095
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 1,685 1,672,366
6.13% , 10/01/28
(b)
.................. 4,914 4,918,405
19,184,112
Health Care REITs — 0.3%
Diversified Healthcare Trust, 4.75%, 02/15/28 . 1,402 1,362,251
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
...................... 2,035 2,030,349
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
.. 1,111 1,136,222
Service Properties Trust, 3.95%, 01/15/28 .... 1,131 1,096,953
4,263,524
Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC
(a)
3.88% , 01/15/28
(b)
.................. 4,352 4,272,057
4.38% , 01/15/28 ................... 2,117 2,091,356
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
.... 1,964 1,947,437
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
.. 1,257 1,192,386
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a) (d) (e)
.................... USD 329 $ 158,711
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28 ....................... 957 944,357
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a) (b)
2,353 2,339,287
MGM Resorts International, 4.75%, 10/15/28
(b)
. 2,107 2,087,313
NCL Finance Ltd., 6.13%, 03/15/28
(a)
....... 1,476 1,496,578
Six Flags Entertainment Corp., 6.50%, 10/01/28 844 845,921
Station Casinos LLC, 4.50%, 02/15/28
(a)
..... 1,947 1,917,125
Studio City Finance Ltd., 6.50%, 01/15/28
(a) (b)
.. 1,362 1,356,764
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
...................... 1,420 1,396,656
Wynn Macau Ltd., 5.63%, 08/26/28
(a)
....... 3,791 3,765,705
25,811,653
Household Durables — 2.6%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
..... 1,119 1,157,483
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 851 870,616
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 1,137 1,171,385
M/I Homes, Inc., 4.95%, 02/01/28 ......... 1,106 1,099,683
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 3,497 3,652,723
Shea Homes LP, 4.75%, 02/15/28 ......... 1,266 1,250,229
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a) (b)
..................... 1,278 1,289,857
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .... 981 987,692
11,479,668
Household Products — 0.6%
Central Garden & Pet Co., 5.13%, 02/01/28 ... 855 851,994
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
... 1,653 1,630,848
2,482,842
Independent Power and Renewable Electricity Producers — 0.7%
(a)
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28 ....................... 870 850,225
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 2,375 2,359,007
3,209,232
Insurance — 0.8%
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28
(a)
...................... 3,507 3,549,458
Interactive Media & Services — 0.3%
Cars.com, Inc., 6.38%, 11/01/28
(a) (b)
........ 1,136 1,116,908
IT Services — 2.4%
(a)
Ahead DB Holdings LLC, 6.63%, 05/01/28 ... 1,119 1,112,097
Arches Buyer, Inc.
4.25% , 06/01/28 ................... 2,675 2,616,583
6.13% , 12/01/28
(b)
.................. 1,419 1,379,367
Everforth, Inc., 4.63%, 05/15/28 .......... 1,547 1,444,949
ION Platform Finance US, Inc.
4.63% , 05/01/28
(b)
.................. 981 904,242
5.00% , 05/01/28 ................... 982 904,186
5.75% , 05/15/28
(b)
.................. 1,262 1,180,114
Virtusa Corp., 7.13%, 12/15/28 .......... 982 807,767
10,349,305
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................. 1,409 1,383,631
Machinery — 1.8%
ATS Corp., 4.13%, 12/15/28
(a) (b)
.......... 991 967,276
Calderys Financing LLC, 11.25%, 06/01/28
(a)
.. 1,538 1,584,695
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a) (b)
............... 1,419 1,482,444
Titan International, Inc., 7.00%, 04/30/28
(b)
... 1,136 1,135,414

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
.... USD 1,682 $ 1,723,284
Wabash National Corp., 4.50%, 10/15/28
(a) (b)
.. 1,118 992,798
7,885,911
Media — 9.0%
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(a)
...................... 2,529 2,537,638
CSC Holdings LLC
(a)
5.38% , 02/01/28 ................... 2,795 2,084,856
11.25% , 05/15/28 .................. 2,800 2,311,043
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 3,510 3,453,274
DISH DBS Corp.
7.38% , 07/01/28 ................... 2,612 2,552,488
5.75% , 12/01/28
(a)
.................. 6,566 6,443,245
GCI LLC, 4.75%, 10/15/28
(a)
............ 1,682 1,645,458
iHeartCommunications, Inc., 4.75%, 01/15/28
(a)
779 746,581
Lamar Media Corp., 3.75%, 02/15/28 ....... 1,686 1,653,518
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
2,321 2,302,854
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
...... 2,810 2,768,244
Paramount Global
3.38% , 02/15/28 ................... 1,400 1,358,249
3.70% , 06/01/28 ................... 1,400 1,358,928
Sirius XM Radio LLC, 4.00%, 07/15/28
(a) (b)
.... 5,618 5,457,494
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 2,800 2,769,275
39,443,145
Metals & Mining — 0.7%
(a)
Constellium SE, 5.63%, 06/15/28 ......... 925 924,365
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 . 25 26,707
Mineral Resources Ltd., 9.25%, 10/01/28 .... 2,097 2,177,512
3,128,584
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
(a)
Arbor Realty SR, Inc., 8.50%, 12/15/28
(b)
.... 1,120 1,109,659
Starwood Property Trust, Inc., 5.25%, 10/15/28 . 1,402 1,397,772
2,507,431
Office REITs — 0.5%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
...................... 991 1,030,451
Hudson Pacific Properties LP, 5.95%, 02/15/28
(b)
991 967,168
1,997,619
Oil, Gas & Consumable Fuels — 8.1%
Antero Midstream Partners LP, 5.75%, 01/15/28
(a)
1,821 1,821,152
Buckeye Partners LP, 4.50%, 03/01/28
(a)
..... 1,402 1,389,630
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a)
...................... 928 956,078
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
. 1,116 1,117,134
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
... 2,242 2,259,544
Hess Midstream Operations LP
(a)
5.88% , 03/01/28 ................... 2,239 2,263,164
5.13% , 06/15/28 ................... 1,555 1,549,208
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
...... 1,688 1,696,244
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 2,941 3,000,473
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
...................... 1,121 1,154,769
PBF Holding Co. LLC, 6.00%, 02/15/28 ..... 2,243 2,242,016
SM Energy Co.
8.38% , 07/01/28
(a)
.................. 1,595 1,636,756
6.50% , 07/15/28 ................... 1,131 1,132,994
Sunoco LP
5.88% , 03/15/28 ................... 1,113 1,114,247
7.00% , 09/15/28
(a) (b)
................. 1,402 1,436,087
Tallgrass Energy Partners LP, 5.50%,
01/15/28
(a) (b)
..................... 2,103 2,098,002
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
...................... USD 1,970 $ 1,950,507
Venture Global LNG, Inc., 8.13%, 06/01/28
(a) (b)
. 6,314 6,458,732
35,276,737
Paper & Forest Products — 0.8%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 ..... 859 842,495
Clearwater Paper Corp., 4.75%, 08/15/28 .... 768 675,510
Domtar Corp., 6.75%, 10/01/28 .......... 1,792 1,419,534
Mercer International, Inc., 12.88%, 10/01/28
(b)
. 919 461,688
3,399,227
Passenger Airlines — 1.0%
(a)(b)
American Airlines, Inc., 7.25%, 02/15/28 ..... 2,101 2,129,223
Avianca Midco 2 plc, 9.00%, 12/01/28 ...... 1,033 1,009,666
VistaJet Malta Finance plc, 9.50%, 06/01/28 .. 1,402 1,418,010
4,556,899
Personal Care Products — 0.7%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28 . 2,106 2,101,054
Prestige Brands, Inc., 5.13%, 01/15/28 ...... 1,125 1,123,234
3,224,288
Pharmaceuticals — 2.9%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 2,256 2,119,334
11.00% , 09/30/28 .................. 2,504 2,604,616
Elanco Animal Health, Inc., 6.40%, 08/28/28
(c)
. 2,049 2,102,310
Organon & Co., 4.13%, 04/30/28
(a)
........ 5,885 5,812,113
12,638,373
Professional Services — 0.9%
(a)
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,103 2,045,140
KBR, Inc., 4.75%, 09/30/28 ............. 699 687,748
Science Applications International Corp., 4.88%,
04/01/28
(b)
...................... 1,119 1,108,162
3,841,050
Real Estate Management & Development — 0.6%
(a)
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 ....................... 1,821 1,820,924
Forestar Group, Inc., 5.00%, 03/01/28 ...... 854 847,047
2,667,971
Semiconductors & Semiconductor Equipment — 0.7%
(a)
Entegris, Inc., 4.38%, 04/15/28 .......... 1,116 1,100,892
ON Semiconductor Corp., 3.88%, 09/01/28 ... 1,958 1,905,878
3,006,770
Software — 3.3%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
...................... 2,598 2,508,468
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ....................... 986 977,778
Fair Isaac Corp., 4.00%, 06/15/28 ......... 2,518 2,458,982
GoTo Group, Inc., 5.50%, 05/01/28 ........ 901 691,181
NCR Voyix Corp., 5.00%, 10/01/28 ........ 1,838 1,800,030
Open Text Corp., 3.88%, 02/15/28 ........ 2,520 2,437,481
PTC, Inc., 4.00%, 02/15/28 ............. 1,409 1,375,530
Rocket Software, Inc., 9.00%, 11/28/28 ..... 2,248 2,233,527
14,482,977
Specialized REITs — 0.8%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 ................... 2,322 2,317,674
5.00% , 07/15/28 ................... 1,398 1,391,164
3,708,838

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail — 2.2%
Advance Auto Parts, Inc., 5.95%, 03/09/28 ... USD 856 $ 870,368
Asbury Automotive Group, Inc., 4.50%, 03/01/28 1,134 1,121,459
Bath & Body Works, Inc., 5.25%, 02/01/28
(b)
... 1,245 1,247,231
EG Global Finance plc, 12.00%, 11/30/28
(a)
... 3,059 3,263,762
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
.. 2,103 2,047,383
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a) (b)
1,118 1,105,933
9,656,136
Trading Companies & Distributors — 3.3%
EquipmentShare.com, Inc., 9.00%, 05/15/28
(a)
. 2,916 3,024,995
FTAI Aviation Investors LLC, 5.50%, 05/01/28
(a)
2,806 2,804,505
United Rentals North America, Inc., 4.88%,
01/15/28 ....................... 4,680 4,670,539
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
.. 3,721 3,732,534
14,232,573
Wireless Telecommunication Services — 0.6%
Maya SAS, 7.00%, 10/15/28
(a)
........... 2,541 2,559,695
Total Long-Term Investments — 96 .9%
(Cost: $ 423,134,604 ) .............................. 423,624,259
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(h)
................... 35,698,078 $ 35,708,788
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 11,729,139 11,729,139
Total Short-Term Securities — 10 .8%
(Cost: $ 47,436,071 ) ............................... 47,437,927
Total Investments — 107 .7%
(Cost: $ 470,570,675 ) .............................. 471,062,186
Liabilities in Excess of Other Assets — (7.7) % ............. (33,797,638)
Net Assets — 100.0% ...............................
$ 437,264,548
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 22,275,367 $ 13,437,629
(a)
$ — $ (2,763) $ (1,445) $ 35,708,788 35,698,078 $ 52,439
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,309,042 3,420,097
(a)
— — — 11,729,139 11,729,139 148,786 —
$ (2,763) $ (1,445) $ 47,437,927 $ 201,225 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 423,624,259 $ — $ 423,624,259
Short-Term Securities
Money Market Funds ...................................... 47,437,927 — — 47,437,927
$ 47,437,927 $ 423,624,259 $ — $ 471,062,186

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 1,078 $ 1,107,006
ATI, Inc., 4.88%, 10/01/29
(b)
............. 469 464,583
Bombardier, Inc., 7.50%, 02/01/29
(a)
....... 1,140 1,183,653
BWX Technologies, Inc., 4.13%, 04/15/29
(a)
... 542 526,805
TransDigm, Inc.
4.63% , 01/15/29
(b)
.................. 1,786 1,759,063
6.38% , 03/01/29
(a)
.................. 4,182 4,270,959
4.88% , 05/01/29
(b)
.................. 1,089 1,075,678
10,387,747
Automobile Components — 2.1%
Allison Transmission, Inc., 5.88%, 06/01/29
(a)
.. 757 764,126
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(b)
...................... 838 814,263
Dexko Global, Inc., 7.50%, 04/15/32
(a)
...... 900 785,835
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ....................... 1,304 1,250,072
Icahn Enterprises LP
9.75% , 01/15/29
(b)
.................. 1,013 1,018,083
4.38% , 02/01/29 ................... 1,061 930,400
10.00% , 11/15/29
(a)
................. 1,545 1,559,519
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(a) (c)
............. 610 612,024
Patrick Industries, Inc., 4.75%, 05/01/29
(a)
.... 512 502,964
Phinia, Inc., 6.75%, 04/15/29
(a)
........... 755 774,118
9,011,404
Automobiles — 0.7%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(b)
...................... 1,599 1,281,842
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ....................... 619 610,994
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ....................... 444 434,741
Thor Industries, Inc., 4.00%, 10/15/29
(b)
..... 771 729,668
3,057,245
Beverages — 0.5%
Primo Water Holdings, Inc.
(a)
6.25% , 04/01/29 ................... 1,029 1,030,340
4.38% , 04/30/29 ................... 1,155 1,127,410
2,157,750
Broadline Retail — 1.2%
(a)
Match Group Holdings II LLC, 5.63%, 02/15/29 . 466 467,434
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 3,078 3,373,346
Wayfair LLC, 7.25%, 10/31/29 ........... 1,201 1,230,077
5,070,857
Capital Markets — 1.1%
Aretec Group, Inc., 7.50%, 04/01/29
(a)
...... 551 551,527
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(a) (b)
................ 1,522 1,441,034
FS KKR Capital Corp.
7.88% , 01/15/29
(b)
.................. 629 647,708
6.88% , 08/15/29 ................... 937 934,835
Hightower Holding LLC, 6.75%, 04/15/29
(a)
... 438 434,562
Jane Street Group, 4.50%, 11/15/29
(a)
...... 905 879,503
4,889,169
Chemicals — 3.8%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(a)
1,045 994,058
Celanese US Holdings LLC, 7.33%, 07/15/29
(d)
. 1,156 1,212,459
Chemours Co. (The), 4.63%, 11/15/29
(a)
..... 952 913,916
FMC Corp., 3.45%, 10/01/29
(b)
........... 757 687,886
Huntsman International LLC, 4.50%, 05/01/29 . 1,122 1,073,786
INEOS Finance plc, 7.50%, 04/15/29
(a)
...... 1,112 1,098,100
Security
Par (000)
Par (000) Value
Chemicals (continued)
INEOS Quattro Finance 2 plc, 9.63%, 03/15/29
(a)
USD 596 $ 577,350
Innophos Holdings, Inc., 11.50%, 06/15/29
(a)
.. 704 651,058
Mativ Holdings, Inc., 8.00%, 10/01/29
(a) (b)
.... 602 582,302
Methanex Corp., 5.25%, 12/15/29 ......... 1,085 1,081,014
Olin Corp., 5.63%, 08/01/29 ............ 1,035 1,027,738
Olympus Water US Holding Corp., 6.25%,
10/01/29
(a)
...................... 574 561,263
Rain Carbon, Inc., 12.25%, 09/01/29
(a)
...... 666 702,047
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(a)
... 1,035 1,027,184
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(b)
614 601,743
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 1,020 1,004,267
Tronox, Inc., 4.63%, 03/15/29
(a) (b)
......... 1,588 1,328,527
WR Grace Holdings LLC, 5.63%, 08/15/29
(a)
.. 1,677 1,600,475
16,725,173
Commercial Services & Supplies — 4.7%
ACCO Brands Corp., 4.25%, 03/15/29
(a) (b)
.... 840 750,372
ADT Security Corp. (The), 4.13%, 08/01/29
(a)
.. 1,538 1,478,813
Allied Universal Holdco LLC, 6.00%, 06/01/29
(a) (b)
1,476 1,465,079
APi Group DE, Inc.
(a)
4.13% , 07/15/29
(b)
.................. 502 489,245
4.75% , 10/15/29 ................... 407 398,704
Brink's Co. (The), 6.50%, 06/15/29
(a)
....... 575 587,798
Clean Harbors, Inc., 5.13%, 07/15/29
(a)
...... 409 406,470
CoreCivic, Inc., 8.25%, 04/15/29 .......... 749 781,104
Deluxe Corp.
(a)
8.00% , 06/01/29 ................... 699 707,118
8.13% , 09/15/29 ................... 675 704,670
Garda World Security Corp., 6.00%, 06/01/29
(a)
762 746,925
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 958 996,578
GFL Environmental, Inc.
(a)
4.75% , 06/15/29 ................... 1,088 1,075,240
4.38% , 08/15/29 ................... 866 845,709
HNI Corp., 5.13%, 01/18/29
(a) (b)
.......... 518 511,186
Madison IAQ LLC, 5.88%, 06/30/29
(a)
....... 1,553 1,549,488
Pitney Bowes, Inc., 7.25%, 03/15/29
(a)
...... 750 753,715
Reworld Holding Corp., 4.88%, 12/01/29
(a)
.... 1,150 1,100,007
RR Donnelley & Sons Co.
(a)
9.50% , 08/01/29 ................... 1,596 1,646,408
10.88% , 08/01/29 .................. 740 760,453
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
...................... 1,467 1,505,570
VM Consolidated, Inc., 5.50%, 04/15/29
(a)
.... 530 518,209
Williams Scotsman, Inc., 6.63%, 06/15/29
(a)
... 790 810,722
20,589,583
Communications Equipment — 0.1%
Viavi Solutions, Inc., 3.75%, 10/01/29
(a)
..... 577 549,424
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 570 555,306
ASG Finance DAC, 9.75%, 05/15/29 ....... 454 352,649
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 751 733,505
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ....................... 596 595,158
Tutor Perini Corp., 11.88%, 04/30/29 ....... 623 679,274
2,915,892
Consumer Finance — 2.0%
Cobra AcquisitionCo LLC
(a)
6.38% , 11/01/29 ................... 600 523,422
12.25% , 11/01/29
(b)
................. 379 386,462
Encore Capital Group, Inc., 9.25%, 04/01/29
(a)
. 705 737,801
Enova International, Inc., 9.13%, 08/01/29
(a)
... 757 792,464
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
..... 595 610,220
goeasy Ltd., 7.63%, 07/01/29
(a)
.......... 888 795,315

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp., 5.50%, 03/15/29
(b)
......... USD 1,137 $ 1,092,767
OneMain Finance Corp.
6.63% , 05/15/29 ................... 1,342 1,366,172
5.38% , 11/15/29 ................... 1,126 1,105,839
PRA Group, Inc., 5.00%, 10/01/29
(a) (b)
....... 517 490,371
PROG Holdings, Inc., 6.00%, 11/15/29
(a)
..... 877 856,767
8,757,600
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc., 3.50%, 03/15/29 ...... 2,059 1,964,927
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 1,473 1,541,497
Performance Food Group, Inc., 4.25%, 08/01/29 1,502 1,455,738
US Foods, Inc., 4.75%, 02/15/29 ......... 1,324 1,307,844
6,270,006
Containers & Packaging — 1.1%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................. 1,576 1,472,266
Ball Corp., 6.00%, 06/15/29 ............ 1,508 1,534,082
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(a)
...................... 729 717,294
Graphic Packaging International LLC, 3.50%,
03/01/29
(a)
...................... 512 484,898
TriMas Corp., 4.13%, 04/15/29
(a)
.......... 613 588,590
4,797,130
Distributors — 0.6%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
.............. 601 573,562
Gates Corp., 6.88%, 07/01/29 ........... 700 719,954
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.... 458 437,419
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
. 734 720,684
2,451,619
Diversified Consumer Services — 1.4%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 1,664 1,680,643
Carriage Services, Inc., 4.25%, 05/15/29
(a)
... 592 573,304
Champions Financing, Inc., 8.75%, 02/15/29
(a)
. 883 858,711
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(a)
...................... 1,069 1,065,954
Service Corp. International, 5.13%, 06/01/29 .. 1,142 1,139,661
Sotheby's, 5.88%, 06/01/29
(a)
............ 436 416,198
StoneMor, Inc., 8.50%, 05/15/29
(a) (b)
........ 570 562,290
6,296,761
Diversified REITs — 0.4%
Uniti Group LP, 6.50%, 02/15/29
(a) (b)
........ 1,611 1,581,926
Diversified Telecommunication Services — 2.9%
(a)
Altice Financing SA, 5.75%, 08/15/29 ...... 3,143 2,312,413
Altice France SA, 9.50%, 11/01/29 ........ 2,061 2,103,922
CCO Holdings LLC
5.38% , 06/01/29 ................... 2,309 2,273,838
6.38% , 09/01/29
(b)
.................. 2,257 2,262,866
Level 3 Financing, Inc.
3.63% , 01/15/29 ................... 482 458,573
3.75% , 07/15/29
(b)
.................. 579 546,540
Lumen Technologies, Inc., 4.50%, 01/15/29
(b)
.. 451 434,415
Virgin Media Secured Finance plc, 5.50%,
05/15/29 ....................... 2,143 2,070,195
12,462,762
Electric Utilities — 1.2%
DPL LLC, 4.35%, 04/15/29 ............. 539 521,555
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(a)
................. 548 523,800
NRG Energy, Inc.
(a)
3.38% , 02/15/29 ................... 750 716,164
5.25% , 06/15/29 ................... 1,107 1,102,784
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.75% , 07/15/29 ................... USD 1,218 $ 1,217,113
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(a) (b)
................ 1,098 1,141,995
5,223,411
Electrical Equipment — 0.2%
Sensata Technologies BV, 4.00%, 04/15/29
(a)
.. 994 967,302
Electronic Equipment, Instruments & Components — 1.2%
(a)
Coherent Corp., 5.00%, 12/15/29 ......... 1,528 1,512,111
Ingram Micro, Inc., 4.75%, 05/15/29 ....... 2,991 2,938,087
TTM Technologies, Inc., 4.00%, 03/01/29 .... 715 692,905
5,143,103
Energy Equipment & Services — 0.9%
(a)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ....................... 414 435,205
Precision Drilling Corp., 6.88%, 01/15/29 .... 583 588,195
Transocean International Ltd., 8.25%, 05/15/29 1,361 1,413,853
USA Compression Partners LP, 7.13%, 03/15/29 1,537 1,588,557
4,025,810
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(a)
...................... 533 448,083
Banijay Entertainment SAS, 8.13%, 05/01/29
(a)
. 563 581,196
Discovery Global Holdings, Inc., 4.05%, 03/15/29 2,083 2,028,009
Playtika Holding Corp., 4.25%, 03/15/29
(a)
.... 890 769,790
3,827,078
Financial Services — 3.5%
Armor Holdco, Inc., 8.50%, 11/15/29
(a)
...... 517 512,176
CDK Steerco Co-Op
(e)
7.25% , 06/15/29 ................... 1,108 664,800
8.00% , 06/15/29 ................... 1,116 669,600
CPI CG, Inc., 10.00%, 07/15/29
(a)
......... 406 427,730
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(a)
...................... 1,670 1,729,979
Jefferson Capital Holdings LLC, 9.50%,
02/15/29
(a)
...................... 550 578,722
NCR Atleos Corp., 9.50%, 04/01/29
(a)
....... 2,084 2,217,299
Paysafe Finance plc, 4.00%, 06/15/29
(a) (b)
.... 517 433,170
PennyMac Financial Services, Inc.
(a)
4.25% , 02/15/29 ................... 958 914,347
7.88% , 12/15/29 ................... 1,152 1,196,386
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(a)
... 1,075 1,085,740
Planet Financial Group LLC, 10.50%, 12/15/29
(a)
912 888,111
Provident Funding Associates LP, 9.75%,
09/15/29
(a)
...................... 777 808,472
Rocket Cos., Inc., 6.50%, 08/01/29
(a)
....... 1,139 1,161,869
Rocket Mortgage LLC, 3.63%, 03/01/29
(a) (b)
... 1,113 1,065,887
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(a)
...................... 1,043 994,435
15,348,723
Food Products — 0.5%
(a)
Chobani LLC, 7.63%, 07/01/29 .......... 706 729,575
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 1,306 1,260,886
1,990,461
Gas Utilities — 0.5%
(a)
Ferrellgas LP, 5.88%, 04/01/29 .......... 1,229 1,197,554
Superior Plus LP, 4.50%, 03/15/29 ........ 868 843,030
2,040,584
Ground Transportation — 1.5%
(a)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 . 890 863,991
Carriage Purchaser, Inc., 7.88%, 10/15/29 .... 440 429,000
Dcli Bidco LLC, 7.75%, 11/15/29 .......... 749 768,419

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
First Student Bidco, Inc., 4.00%, 07/31/29 .... USD 1,203 $ 1,150,237
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 1,933 1,826,143
NESCO Holdings II, Inc., 5.50%, 04/15/29 .... 1,328 1,321,397
6,359,187
Health Care Equipment & Supplies — 1.1%
(a)
Avantor Funding, Inc., 3.88%, 11/01/29 ..... 1,209 1,148,808
Medline Borrower LP, 5.25%, 10/01/29 ...... 3,876 3,857,784
5,006,592
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(a)
. 701 687,083
AdaptHealth LLC, 4.63%, 08/01/29
(a) (b)
...... 758 733,103
AHP Health Partners, Inc., 5.75%, 07/15/29
(a) (b)
. 462 458,422
Centene Corp., 4.63%, 12/15/29 .......... 5,650 5,507,612
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 992 985,733
6.88% , 04/15/29 ................... 1,832 1,801,032
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 897 871,409
Kedrion SpA, 6.50%, 09/01/29
(a)
.......... 1,306 1,278,871
LifePoint Health, Inc., 5.38%, 01/15/29
(a) (b)
.... 747 720,771
Option Care Health, Inc., 4.38%, 10/31/29
(a) (b)
.. 748 725,303
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
...................... 2,314 2,398,966
Tenet Healthcare Corp., 4.25%, 06/01/29 .... 2,078 2,023,200
US Acute Care Solutions LLC, 9.75%,
05/15/29
(a) (b)
..................... 1,491 1,408,961
19,600,466
Health Care REITs — 0.3%
MPT Operating Partnership LP, 4.63%, 08/01/29 1,360 1,126,826
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(a)
...................... 1,124 1,092,649
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a) (b)
... 572 581,036
RHP Hotel Properties LP, 4.50%, 02/15/29
(a)
.. 865 849,063
RLJ Lodging Trust LP, 4.00%, 09/15/29
(a) (b)
... 762 720,576
Service Properties Trust, 4.95%, 10/01/29
(b)
... 639 598,677
XHR LP, 4.88%, 06/01/29
(a)
............. 730 716,528
4,558,529
Hotels, Restaurants & Leisure — 8.4%
1011778 BC ULC
(a)
3.50% , 02/15/29 ................... 1,161 1,117,419
6.13% , 06/15/29 ................... 1,818 1,849,815
5.63% , 09/15/29 ................... 753 760,201
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(a)
...................... 942 969,888
Bloomin' Brands, Inc., 5.13%, 04/15/29
(a) (b)
... 459 414,086
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 1,036 1,013,126
Brightstar Lottery plc, 5.25%, 01/15/29
(a)
..... 1,133 1,127,884
Caesars Entertainment, Inc., 4.63%, 10/15/29
(a) (b)
1,850 1,785,352
Carnival Corp., 5.13%, 05/01/29
(a)
......... 1,888 1,881,296
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 1,503 1,463,012
Genting New York LLC, 7.25%, 10/01/29
(a)
... 980 996,825
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 843 821,817
Hilton Domestic Operating Co., Inc.
(a)
5.88% , 04/01/29
(b)
.................. 810 821,417
3.75% , 05/01/29 ................... 1,184 1,143,221
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(a)
...................... 1,276 1,234,806
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(a)
. 737 721,467
Light & Wonder International, Inc., 7.25%,
11/15/29
(a)
...................... 758 774,774
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a) (b)
808 679,655
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(a)
...................... USD 757 $ 723,985
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a) (b)
1,760 1,721,337
MGM Resorts International, 6.13%, 09/15/29
(b)
. 1,218 1,234,815
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
...................... 1,126 1,101,033
NCL Corp. Ltd., 7.75%, 02/15/29
(a)
........ 875 913,454
Papa John's International, Inc., 3.88%,
09/15/29
(a)
...................... 616 591,898
Penn Entertainment, Inc., 4.13%, 07/01/29
(a) (b)
. 583 554,167
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(a)
...................... 1,000 656,448
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(f)
1,450 1,296,896
Sabre GLBL, Inc., 10.75%, 11/15/29
(a) (b)
..... 700 608,921
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(a) (b)
..................... 1,084 1,048,294
Six Flags Entertainment Corp., 5.25%, 07/15/29
(b)
750 721,725
Studio City Finance Ltd., 5.00%, 01/15/29
(a) (b)
.. 1,591 1,516,488
Travel + Leisure Co., 4.50%, 12/01/29
(a)
..... 971 938,223
Viking Cruises Ltd., 7.00%, 02/15/29
(a) (b)
..... 727 728,929
Wynn Macau Ltd., 5.13%, 12/15/29
(a)
....... 1,535 1,499,343
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(a)
. 1,155 1,147,423
36,579,440
Household Durables — 2.2%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
.. 523 500,451
Beazer Homes USA, Inc., 7.25%, 10/15/29
(b)
.. 497 501,163
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
...................... 523 503,983
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(a) (b)
1,170 968,060
Century Communities, Inc., 3.88%, 08/15/29
(a)
. 764 722,192
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 677 689,500
KB Home, 4.80%, 11/15/29 ............. 453 444,214
LGI Homes, Inc., 4.00%, 07/15/29
(a) (b)
....... 459 416,374
Newell Brands, Inc., 6.63%, 09/15/29
(b)
...... 751 750,534
Risewell Homes, Inc., 9.25%, 10/01/29
(a)
..... 468 484,894
Shea Homes LP, 4.75%, 04/01/29 ......... 448 432,804
Somnigroup International, Inc., 4.00%, 04/15/29
(a)
1,165 1,126,610
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 411 426,144
TopBuild Corp., 3.63%, 03/15/29
(a)
........ 564 560,399
Whirlpool Corp., 4.75%, 02/26/29
(b)
........ 1,002 967,624
9,494,946
Household Products — 0.3%
Energizer Holdings, Inc., 4.38%, 03/31/29
(a)
... 1,183 1,138,046
Insurance — 2.2%
(a)
Acrisure LLC
8.25% , 02/01/29 ................... 1,407 1,411,377
4.25% , 02/15/29 ................... 1,000 954,860
8.50% , 06/15/29 ................... 739 739,883
6.00% , 08/01/29 ................... 757 719,439
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ....................... 672 658,850
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 1,111 1,124,558
4.88% , 06/30/29 ................... 1,189 1,149,753
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 1,120 1,084,777
Broadstreet Partners Group LLC, 5.88%,
04/15/29 ....................... 1,119 1,101,466
HUB International Ltd., 5.63%, 12/01/29
(b)
.... 820 811,483
9,756,446
IT Services — 1.2%
Conduent Business Services LLC, 6.00%,
11/01/29
(a) (b)
..................... 798 571,221
Go Daddy Operating Co. LLC, 3.50%, 03/01/29
(a)
1,151 1,076,372

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc.
(a)
8.75% , 05/01/29 ................... USD 1,089 $ 1,009,354
9.50% , 05/30/29 ................... 1,160 1,086,422
9.00% , 08/01/29 ................... 747 689,249
Newfold Digital Holdings Group, Inc., 11.75%,
04/30/29
(a)
...................... 400 309,655
Twilio, Inc., 3.63%, 03/15/29
(b)
........... 755 725,424
5,467,697
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(a)
................. 725 693,399
Machinery — 0.8%
(a)
Esab Corp., 6.25%, 04/15/29 ............ 1,114 1,129,653
Mueller Water Products, Inc., 4.00%, 06/15/29 . 706 682,778
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29 ....................... 737 720,326
Terex Corp., 5.00%, 05/15/29
(b)
.......... 870 864,260
3,397,017
Media — 7.9%
AMC Global Media, Inc., 4.25%, 02/15/29
(b)
... 383 335,493
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(a)
...................... 1,340 1,343,491
CMG Media Corp., 8.88%, 06/18/29
(a)
...... 844 752,332
CSC Holdings LLC
(a)
11.75% , 01/31/29 .................. 3,046 2,177,986
6.50% , 02/01/29 ................... 2,647 1,642,454
Discovery Communications LLC, 4.13%,
05/15/29 ....................... 988 963,177
DISH DBS Corp., 5.13%, 06/01/29 ........ 2,389 2,196,813
EchoStar Corp., 10.75%, 11/30/29 ........ 8,054 8,734,847
Gray Media, Inc., 10.50%, 07/15/29
(a)
....... 1,662 1,764,216
iHeartCommunications, Inc., 9.13%, 05/01/29
(a)
1,108 1,107,090
Lamar Media Corp., 4.88%, 01/15/29 ....... 618 614,551
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(a)
...................... 1,330 859,956
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(a)
956 956,099
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
... 4,014 4,058,479
Outfront Media Capital LLC, 4.25%, 01/15/29
(a)
. 730 712,378
Paramount Global, 4.20%, 06/01/29 ....... 797 767,998
Scripps Escrow II, Inc., 3.88%, 01/15/29
(a) (b)
... 790 748,569
Sirius XM Radio LLC, 5.50%, 07/01/29
(a) (b)
.... 1,842 1,828,306
Stagwell Global LLC, 5.63%, 08/15/29
(a)
..... 1,620 1,543,059
Univision Communications, Inc., 4.50%,
05/01/29
(a)
...................... 1,550 1,480,474
34,587,768
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(a)
780 757,901
Algoma Steel, Inc., 9.13%, 04/15/29
(a)
...... 519 481,717
Cleveland-Cliffs, Inc.
(a)
4.63% , 03/01/29 ................... 557 537,010
6.88% , 11/01/29 ................... 1,370 1,395,663
Coeur Mining, Inc., 5.13%, 02/15/29
(a)
...... 450 447,635
Constellium SE, 3.75%, 04/15/29
(a)
........ 687 661,572
Hudbay Minerals, Inc., 6.13%, 04/01/29
(f)
.... 823 826,595
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(a)
.. 524 540,024
SunCoke Energy, Inc., 4.88%, 06/30/29
(a) (b)
... 747 690,001
TMS International Corp., 6.25%, 04/15/29
(a)
... 500 491,591
United States Steel Corp., 6.88%, 03/01/29
(b)
.. 674 674,570
7,504,279
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................. 699 698,854
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 664 704,643
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp., 8.00%, 04/01/29 ...... USD 1,147 $ 1,152,130
Starwood Property Trust, Inc., 7.25%, 04/01/29 . 897 929,559
3,485,186
Office REITs — 0.5%
Brandywine Operating Partnership LP
8.88% , 04/12/29 ................... 826 865,044
4.55% , 10/01/29 ................... 524 487,358
Hudson Pacific Properties LP, 4.65%, 04/01/29
(b)
742 664,489
2,016,891
Oil, Gas & Consumable Fuels — 9.7%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... 1,539 1,606,951
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(a)
...................... 617 644,240
Antero Midstream Partners LP, 5.38%, 06/15/29
(a)
1,125 1,123,747
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 572 572,855
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 810 838,053
Buckeye Partners LP, 6.88%, 07/01/29
(a)
..... 886 914,950
California Resources Corp., 8.25%, 06/15/29
(a)
. 831 866,898
Comstock Resources, Inc.
6.75% , 03/01/29
(a)
.................. 2,440 2,435,033
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(a)
. 599 544,524
Crescent Energy Finance LLC, 7.75%,
07/31/29
(a)
...................... 418 420,300
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
. 1,616 1,685,388
Genesis Energy LP, 8.25%, 01/15/29 ....... 926 961,393
Global Partners LP, 6.88%, 01/15/29 ....... 516 520,557
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... 987 1,013,640
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
...................... 858 878,951
Hilcorp Energy I LP, 5.75%, 02/01/29
(a)
...... 845 844,737
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(a)
1,199 1,250,007
ITT Holdings LLC, 6.50%, 08/01/29
(a)
....... 1,883 1,855,801
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(a)
...................... 726 739,463
NGL Energy Operating LLC, 8.13%, 02/15/29
(a)
1,335 1,384,726
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... 581 607,341
Puma International Financing SA, 7.75%,
04/25/29
(a)
...................... 790 812,045
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 850 839,853
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(a) (b)
... 771 807,575
SM Energy Co., 6.75%, 08/01/29
(a)
........ 1,122 1,151,052
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(a)
...................... 1,188 1,241,959
Sunoco LP
7.00% , 05/01/29
(a)
.................. 1,100 1,135,336
4.50% , 05/15/29
(b)
.................. 1,223 1,200,695
4.50% , 10/01/29
(a)
.................. 1,151 1,127,206
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(a)
1,139 1,172,830
Talos Production, Inc., 9.00%, 02/01/29
(a)
.... 935 976,146
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 1,030 1,016,760
Trident Energy Finance plc, 12.50%, 11/30/29
(a)
910 974,046
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(a)
...................... 1,922 1,840,757
Venture Global LNG, Inc., 9.50%, 02/01/29
(a) (b)
. 4,476 4,885,549
W&T Offshore, Inc., 10.75%, 02/01/29
(a)
..... 481 499,237
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a) (b)
..................... 879 905,069
42,295,670

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.1%
Magnera Corp., 4.75%, 11/15/29
(a)
........ USD 737 $ 674,479
Passenger Airlines — 1.6%
American Airlines, Inc., 5.75%, 04/20/29
(a)
.... 4,560 4,561,777
OneSky Flight LLC, 8.88%, 12/15/29
(a)
...... 813 858,066
United Airlines Holdings, Inc., 4.88%, 03/01/29 . 1,455 1,436,899
6,856,742
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.13%, 04/01/29
(a) (b)
737 704,109
Pharmaceuticals — 0.7%
(a)
HLF Financing SARL LLC, 4.88%, 06/01/29
(b)
.. 909 855,215
Jazz Securities DAC, 4.38%, 01/15/29 ...... 2,265 2,215,692
3,070,907
Professional Services — 0.3%
(a)
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.... 499 476,856
TriNet Group, Inc., 3.50%, 03/01/29 ........ 697 649,400
1,126,256
Real Estate Management & Development — 1.0%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(a)
...................... 817 800,543
Howard Hughes Corp. (The), 4.13%, 02/01/29
(a)
941 907,008
Hunt Cos., Inc., 5.25%, 04/15/29
(a)
........ 954 924,666
Kennedy-Wilson, Inc., 4.75%, 03/01/29 ..... 960 951,334
Newmark Group, Inc., 7.50%, 01/12/29 ..... 691 727,542
4,311,093
Semiconductors & Semiconductor Equipment — 0.5%
(a)
ams-OSRAM AG, 12.25%, 03/30/29
(b)
...... 1,169 1,247,745
Entegris, Inc., 3.63%, 05/01/29
(b)
......... 578 552,992
Synaptics, Inc., 4.00%, 06/15/29 .......... 577 550,282
2,351,019
Software — 4.5%
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(a) (b)
..................... 1,404 1,272,457
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ................... 5,945 5,789,241
9.00% , 09/30/29 ................... 5,811 5,704,719
Crowdstrike Holdings, Inc., 3.00%, 02/15/29
(b)
. 1,118 1,065,574
Dye & Durham Ltd., 8.63%, 04/15/29
(a) (b)
..... 786 685,567
Elastic NV, 4.13%, 07/15/29
(a)
........... 845 801,660
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a) (b)
... 1,079 1,062,471
NCR Voyix Corp., 5.13%, 04/15/29
(a)
....... 607 589,779
Open Text Corp., 3.88%, 12/01/29
(a)
....... 1,294 1,168,691
Rocket Software, Inc., 6.50%, 02/15/29
(a)
.... 850 756,466
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a) (b)
988 802,296
19,698,921
Specialized REITs — 1.2%
Iron Mountain, Inc.
(a)
7.00% , 02/15/29
(b)
.................. 1,469 1,501,352
4.88% , 09/15/29 ................... 1,483 1,461,546
SBA Communications Corp., 3.13%, 02/01/29 . 2,244 2,160,250
5,123,148
Specialty Retail — 4.2%
Arko Corp., 5.13%, 11/15/29
(a)
........... 691 622,830
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(a)
...................... 1,164 1,133,299
Bath & Body Works, Inc., 7.50%, 06/15/29 ... 690 700,634
Gap, Inc. (The), 3.63%, 10/01/29
(a)
........ 1,160 1,094,799
Global Auto Holdings Ltd.
(a)
8.38% , 01/15/29 ................... 840 798,186
11.50% , 08/15/29 .................. 836 849,006
LBM Acquisition LLC, 6.25%, 01/15/29
(a)
..... 1,084 750,957
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... USD 1,497 $ 1,466,081
Lithia Motors, Inc., 3.88%, 06/01/29
(a)
....... 1,161 1,111,919
Murphy Oil USA, Inc., 4.75%, 09/15/29 ...... 737 728,617
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
...................... 714 684,654
Saks Global Enterprises LLC
0.00% , 12/31/79 ................... 597 549,300
5.85% , 12/31/79
(g)
.................. 332 306,127
11.00% , 12/31/79 .................. 832 368,166
Sonic Automotive, Inc., 4.63%, 11/15/29
(a)
.... 979 956,757
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(a)
................. 776 684,867
Staples, Inc., 10.75%, 09/01/29
(a)
......... 3,540 3,389,078
Upbound Group, Inc., 6.38%, 02/15/29
(a) (b)
.... 693 685,615
Victoria's Secret & Co., 4.63%, 07/15/29
(a) (b)
... 843 812,449
Victra Holdings LLC, 8.75%, 09/15/29
(a) (b)
.... 665 694,904
18,388,245
Technology Hardware, Storage & Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd.
(a)
4.09% , 06/01/29 ................... 679 662,279
8.25% , 12/15/29
(b)
.................. 745 778,506
1,440,785
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%, 03/15/29 ............ 517 501,699
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 611 582,033
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
. 826 771,832
1,855,564
Trading Companies & Distributors — 0.9%
(a)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(b)
. 756 722,705
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
.... 451 438,456
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 1,194 1,223,531
WESCO Distribution, Inc., 6.38%, 03/15/29 ... 1,314 1,341,565
3,726,257
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(a)
........ 1,068 1,024,791
Wireless Telecommunication Services — 1.1%
(a)
Connect Finco SARL, 9.00%, 09/15/29 ...... 3,179 3,356,309
Zegona Finance plc, 8.63%, 07/15/29 ...... 1,361 1,426,604
4,782,913
Total Long-Term Investments — 97 .5%
(Cost: $ 426,200,405 ) .............................. 424,742,134

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.0%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(j)
.................... 40,863,293 $ 40,875,551
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 11,646,018 11,646,018
Total Short-Term Securities — 12 .0%
(Cost: $ 52,521,676 ) ............................... 52,521,569
Total Investments — 109 .5%
(Cost: $ 478,722,081 ) .............................. 477,263,703
Liabilities in Excess of Other Assets — (9.5) % ............. (41,501,954)
Net Assets — 100.0% ...............................
$ 435,761,749
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 41,902,125 $ — $ (1,017,605)
(a)
$ (4,375) $ (4,594) $ 40,875,551 40,863,293 $ 116,943
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,981,997 8,664,021
(a)
— — — 11,646,018 11,646,018 101,699 —
$ (4,375) $ (4,594) $ 52,521,569 $ 218,642 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 423,407,734 $ 1,334,400 $ 424,742,134
Short-Term Securities
Money Market Funds ...................................... 52,521,569 — — 52,521,569
$ 52,521,569 $ 423,407,734 $ 1,334,400 $ 477,263,703

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.5%
ATI, Inc., 7.25%, 08/15/30 ............. USD 249 $ 259,439
Axon Enterprise, Inc., 6.13%, 03/15/30
(a)
..... 558 570,565
Bombardier, Inc., 8.75%, 11/15/30
(a)
........ 424 450,657
TransDigm, Inc., 6.88%, 12/15/30
(a) (b)
....... 793 817,570
2,098,231
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a) (b)
...... 468 486,205
Automobile Components — 1.9%
Clarios Global LP, 6.75%, 02/15/30
(a)
....... 532 549,135
Forvia SE, 8.00%, 06/15/30
(a)
........... 270 284,454
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30 ....................... 292 288,925
Icahn Enterprises LP, 9.00%, 06/15/30
(b)
..... 406 390,939
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(a) (c)
............. 270 277,633
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 ................... 341 341,296
6.75% , 04/23/30 ................... 456 451,705
2,584,087
Automobiles — 1.9%
(a)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 698 687,604
Nissan Motor Co. Ltd.
7.50% , 07/17/30 ................... 570 589,141
4.81% , 09/17/30 ................... 1,345 1,257,425
2,534,170
Broadline Retail — 1.3%
Getty Images, Inc.
(a)(b)
11.25% , 02/21/30 .................. 306 272,329
10.50% , 11/15/30 .................. 343 303,961
Kohl's Corp., 10.00%, 06/01/30
(a)
......... 207 223,639
Match Group Holdings II LLC, 4.13%, 08/01/30
(a)
293 275,316
Nordstrom, Inc., 4.38%, 04/01/30
(b)
........ 293 278,395
Wayfair LLC, 7.75%, 09/15/30
(a)
.......... 389 403,736
1,757,376
Building Products — 2.6%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 285 289,209
Builders FirstSource, Inc., 5.00%, 03/01/30 ... 318 311,569
CP Atlas Buyer, Inc., 9.75%, 07/15/30 ...... 291 270,310
EMRLD Borrower LP, 6.63%, 12/15/30 ...... 1,488 1,525,273
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
..... 293 270,390
Standard Industries, Inc., 4.38%, 07/15/30 ... 859 820,350
3,487,101
Capital Markets — 0.7%
Aretec Group, Inc., 10.00%, 08/15/30
(a)
..... 350 370,980
FS KKR Capital Corp., 6.13%, 01/15/30 ..... 378 366,499
Hightower Holding LLC, 9.13%, 01/31/30
(a)
... 216 224,078
961,557
Chemicals — 1.7%
Avient Corp., 7.13%, 08/01/30
(a)
.......... 398 405,514
Celanese US Holdings LLC
6.50% , 04/15/30
(b)
.................. 388 396,899
7.05% , 11/15/30
(d)
.................. 560 601,195
Maxam Prill SARL, 7.75%, 07/15/30
(a)
...... 275 284,136
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)
..... 194 178,073
Olin Corp., 5.00%, 02/01/30
(b)
........... 290 281,060
Tronox, Inc., 9.13%, 09/30/30
(a) (b)
......... 220 223,368
2,370,245
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 1.2%
(a)
Allied Universal Holdco LLC, 6.88%, 06/15/30 . USD 563 $ 579,330
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(c)
.. 227 221,218
Veritiv Operating Co., 10.50%, 11/30/30 ..... 591 623,414
Williams Scotsman, Inc., 6.63%, 04/15/30 .... 266 273,860
1,697,822
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
.......... 235 225,353
Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a) (b)
..................... 774 714,084
Consumer Finance — 4.0%
Atlanticus Holdings Corp., 9.75%, 09/01/30
(a)
.. 229 226,748
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
..... 316 327,646
Credit Acceptance Corp., 6.63%, 03/15/30
(a)
.. 293 291,951
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
. 282 300,473
FirstCash, Inc., 5.63%, 01/01/30
(a)
......... 307 305,892
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
..... 234 235,866
goeasy Ltd.
(a)(b)
6.88% , 05/15/30 ................... 221 186,950
7.38% , 10/01/30 ................... 219 186,150
LFS Topco LLC, 8.75%, 07/15/30
(a) (b)
....... 226 217,597
Navient Corp., 9.38%, 07/25/30 .......... 288 298,688
OneMain Finance Corp.
7.88% , 03/15/30 ................... 406 423,296
6.13% , 05/15/30 ................... 433 431,414
4.00% , 09/15/30 ................... 458 421,411
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
414 424,710
PRA Group, Inc., 8.88%, 01/31/30
(a)
........ 307 317,379
Rfna LP, 7.88%, 02/15/30
(a)
............. 271 268,328
SLM Corp., 6.50%, 01/31/30 ............ 288 290,493
TrueNoord Capital DAC, 8.75%, 03/01/30
(a) (b)
.. 231 235,815
5,390,807
Consumer Staples Distribution & Retail — 0.6%
(a)
Albertsons Cos., Inc., 4.88%, 02/15/30 ...... 545 533,457
US Foods, Inc., 4.63%, 06/01/30
(b)
........ 275 269,047
802,504
Containers & Packaging — 4.6%
Ardagh Group SA, 9.50%, 12/01/30
(a)
....... 881 934,863
Ball Corp., 2.88%, 08/15/30 ............ 725 660,334
Cascades, Inc., 6.75%, 07/15/30
(a)
........ 231 233,252
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30 ................... 281 275,361
8.75% , 04/15/30 ................... 599 543,387
Crown Americas LLC, 5.25%, 04/01/30 ..... 287 287,884
Graphic Packaging International LLC, 3.75%,
02/01/30
(a) (b)
..................... 219 204,383
Mauser Packaging Solutions Holding Co.
(a)
7.88% , 04/15/30 ................... 1,415 1,430,328
9.25% , 04/15/30
(b)
.................. 734 699,169
OI European Group BV, 4.75%, 02/15/30
(a)
... 219 203,108
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
...... 525 460,467
Trivium Packaging Finance BV, 8.25%,
07/15/30
(a)
...................... 273 285,289
6,217,825
Distributors — 0.3%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
.. 452 472,649
Diversified Consumer Services — 0.3%
Service Corp. International, 3.38%, 08/15/30 .. 488 454,617
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a)
......... 383 370,181

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 6.2%
(a)
Altice France SA, 6.88%, 10/15/30 ........ USD 462 $ 453,474
APLD ComputeCo LLC, 9.25%, 12/15/30 .... 1,308 1,405,043
CCO Holdings LLC
4.75% , 03/01/30 ................... 1,634 1,549,147
4.50% , 08/15/30 ................... 1,498 1,397,451
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 930 964,425
Virgin Media Finance plc, 5.00%, 07/15/30 ... 497 418,721
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ....................... 513 456,360
WULF Compute LLC, 7.75%, 10/15/30 ...... 1,741 1,829,153
8,473,774
Electric Utilities — 1.4%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 285 290,259
PG&E Corp., 5.25%, 07/01/30
(b)
.......... 537 531,397
VoltaGrid LLC, 7.38%, 11/01/30
(a)
......... 1,104 1,146,141
1,967,797
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
.. 283 284,915
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 264 256,317
Energy Equipment & Services — 3.7%
(a)
Diamond Foreign Asset Co., 8.50%, 10/01/30 .. 279 294,291
FORESEA Holding SA, 7.50%, 06/15/30
(b)
.... 250 247,186
Nabors Industries, Inc., 9.13%, 01/31/30 ..... 376 394,880
Noble Finance II LLC, 8.00%, 04/15/30 ..... 766 797,212
Seadrill Finance Ltd., 8.38%, 08/01/30 ...... 312 326,298
SESI LLC, 7.88%, 09/30/30 ............ 435 448,268
TGS ASA, 8.50%, 01/15/30 ............. 300 315,226
Tidewater, Inc., 9.13%, 07/15/30 .......... 366 394,051
Transocean International Ltd., 8.75%, 02/15/30 442 462,573
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 592 617,259
Viridien, 10.00%, 10/15/30 ............. 214 229,805
WBI Operating LLC, 6.25%, 10/15/30 ...... 455 461,510
4,988,559
Entertainment — 0.4%
ROBLOX Corp., 3.88%, 05/01/30
(a)
........ 547 518,506
Financial Services — 3.1%
(a)
Block, Inc., 5.63%, 08/15/30 ............ 639 639,312
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ....................... 205 190,230
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30 ....................... 508 499,490
Freedom Mortgage Corp., 12.25%, 10/01/30 .. 292 316,825
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(b)
...................... 284 297,170
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ....................... 359 363,396
Rocket Cos., Inc., 6.13%, 08/01/30 ........ 1,072 1,088,440
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30 .. 404 423,852
UWM Holdings LLC, 6.63%, 02/01/30 ...... 439 421,378
4,240,093
Food Products — 1.3%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 558 562,932
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 . 529 506,864
Post Holdings, Inc., 4.63%, 04/15/30 ....... 742 718,555
1,788,351
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
.... 321 342,155
Security
Par (000)
Par (000) Value
Ground Transportation — 1.6%
(a)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... USD 792 $ 817,254
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(b)
383 393,089
Beacon Mobility Corp., 7.25%, 08/01/30 ..... 298 310,603
Star Leasing Co. LLC, 7.63%, 02/15/30 ..... 406 392,306
Synergy Infrastructure Holdings LLC, 7.88%,
12/01/30 ....................... 304 319,617
2,232,869
Health Care Equipment & Supplies — 0.3%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ......... 285 267,896
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 190 199,920
467,816
Health Care Providers & Services — 6.9%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
...... 329 320,024
Centene Corp.
3.38% , 02/15/30
(b)
.................. 625 580,758
3.00% , 10/15/30 ................... 625 561,893
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 ................... 667 591,434
5.25% , 05/15/30
(b)
.................. 858 810,195
DaVita, Inc., 4.63%, 06/01/30
(a)
.......... 1,528 1,479,259
Encompass Health Corp., 4.75%, 02/01/30 ... 433 426,174
LifePoint Health, Inc., 9.88%, 08/15/30
(a)
..... 450 477,338
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
... 361 334,963
National Mentor Holdings, Inc., 10.50%,
12/15/30
(a)
...................... 690 721,910
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(a)
221 219,142
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (c)
............. 451 400,104
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
....... 542 567,574
Tenet Healthcare Corp.
4.38% , 01/15/30 ................... 783 758,561
6.13% , 06/15/30 ................... 1,123 1,129,296
9,378,625
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(a)
216 220,746
Health Care Technology — 0.2%
IQVIA, Inc., 6.50%, 05/15/30
(a)
........... 284 290,495
Hotel & Resort REITs — 0.5%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a) (b)
..................... 306 312,656
Service Properties Trust, 4.38%, 02/15/30 .... 214 192,699
XHR LP, 6.63%, 05/15/30
(a)
............. 219 224,279
729,634
Hotels, Restaurants & Leisure — 7.2%
1011778 BC ULC, 4.00%, 10/15/30
(a)
....... 1,611 1,532,082
Brinker International, Inc., 8.25%, 07/15/30
(a) (b)
. 184 192,529
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
1,073 1,088,993
Carnival Corp., 5.75%, 03/15/30
(a)
......... 560 568,330
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
.... 670 668,594
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a) (b)
673 651,549
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ....................... 537 532,780
Lindblad Expeditions LLC, 7.00%, 09/15/30
(a)
.. 368 378,045
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 414 431,516
NCL Corp. Ltd., 6.25%, 03/01/30
(a) (b)
....... 187 186,549
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a) (b)
.. 227 224,225
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(a)
230 227,641
Rivers Enterprise Borrower LLC, 6.25%,
10/15/30
(a)
...................... 330 335,714
Sabre GLBL, Inc.
(a)
10.75% , 03/15/30 .................. 265 228,512

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
11.13% , 07/15/30 .................. USD 751 $ 645,996
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
463 390,051
TKC Holdings, Inc., 8.50%, 08/15/30
(a)
...... 623 637,176
Travel + Leisure Co., 4.63%, 03/01/30
(a)
..... 203 195,675
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
....... 284 283,660
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 439 434,527
9,834,144
Household Durables — 2.2%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
.. 229 217,958
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a) (b)
..................... 288 269,893
Dream Finders Homes, Inc., 6.88%, 09/15/30
(a) (b)
178 174,617
FXI Holdings, Inc., 11.00%, 11/15/30
(a)
...... 464 392,200
KB Home, 7.25%, 07/15/30 ............. 204 208,214
M/I Homes, Inc., 3.95%, 02/15/30 ......... 167 158,553
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 337 322,042
Newell Brands, Inc., 6.38%, 05/15/30
(b)
...... 405 396,762
Risewell Homes, Inc., 8.50%, 11/01/30
(a)
..... 227 231,964
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
...................... 279 277,874
Whirlpool Corp., 6.13%, 06/15/30
(b)
........ 345 337,929
2,988,006
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
.. 284 268,879
Insurance — 2.6%
(a)
Acrisure LLC, 7.50%, 11/06/30 ........... 599 608,247
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
175 175,009
HUB International Ltd., 7.25%, 06/15/30 ..... 1,808 1,870,218
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 404 416,354
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 249 232,359
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 231 224,230
3,526,417
Interactive Media & Services — 0.2%
Ziff Davis, Inc., 4.63%, 10/15/30
(a) (b)
........ 268 253,405
IT Services — 0.8%
CoreWeave, Inc., 9.25%, 06/01/30
(a) (b)
...... 1,095 1,108,691
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
... 289 281,269
Machinery — 1.1%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 .... 219 212,184
Chart Industries, Inc., 7.50%, 01/01/30 ...... 764 793,294
New Flyer Holdings, Inc., 9.25%, 07/01/30 ... 321 346,370
Park-Ohio Industries, Inc., 8.50%, 08/01/30 ... 189 196,716
1,548,564
Media — 6.4%
Advantage Sales & Marketing, Inc., 9.00%,
11/15/30
(a) (b)
..................... 314 252,174
Cable One, Inc., 4.00%, 11/15/30
(a) (b)
....... 335 234,404
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
...................... 454 472,972
DirecTV Financing LLC
8.88% , 02/01/30
(a)
.................. 1,310 1,334,337
Discovery Communications LLC, 3.63%,
05/15/30 ....................... 514 479,606
EchoStar Corp., 6.75%, 11/30/30 ......... 1,306 1,325,491
EW Scripps Co. (The), 9.88%, 08/15/30
(a)
.... 412 413,256
Gray Media, Inc., 4.75%, 10/15/30
(a)
....... 430 344,177
iHeartCommunications, Inc.
(a)
10.88% , 05/01/30 .................. 361 343,529
Security
Par (000)
Par (000) Value
Media (continued)
7.75% , 08/15/30 ................... USD 357 $ 343,432
Lamar Media Corp., 4.00%, 02/15/30 ....... 310 297,969
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
293 284,710
Paramount Global, 7.88%, 07/30/30 ....... 464 494,047
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
..... 848 790,172
Univision Communications, Inc., 7.38%,
06/30/30
(a) (b)
..................... 500 499,593
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
...... 288 252,633
Ziggo BV, 4.88%, 01/15/30
(a)
............ 530 497,958
8,660,460
Metals & Mining — 3.0%
Alumina Pty. Ltd., 6.13%, 03/15/30
(a)
....... 270 275,913
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a)
... 389 407,527
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a)
..... 419 417,608
Commercial Metals Co., 4.13%, 01/15/30 .... 160 153,328
Compass Minerals International, Inc., 8.00%,
07/01/30
(a) (b)
..................... 376 392,532
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30
(a)
256 261,277
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(a) (b)
..................... 204 212,152
Mineral Resources Ltd., 8.50%, 05/01/30
(a)
... 358 369,036
Novelis Corp.
(a)
4.75% , 01/30/30 ................... 858 822,233
6.88% , 01/30/30
(b)
.................. 403 413,046
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
...... 288 301,736
4,026,388
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30
(b)
.... 292 275,488
EF Holdco, 7.38%, 09/30/30 ............ 235 233,457
Rithm Capital Corp., 8.00%, 07/15/30 ...... 269 269,188
Starwood Property Trust, Inc.
6.00% , 04/15/30 ................... 235 237,422
6.50% , 07/01/30 ................... 283 289,819
6.50% , 10/15/30 ................... 281 288,974
1,594,348
Office REITs — 0.1%
Hudson Pacific Properties LP, 3.25%, 01/15/30
(b)
236 201,531
Oil, Gas & Consumable Fuels — 8.2%
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(a)
...................... 291 298,272
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(a)
...................... 425 452,685
Buckeye Partners LP, 6.75%, 02/01/30
(a)
..... 284 293,646
Caturus Energy LLC, 8.50%, 02/15/30
(a)
..... 279 291,675
Chord Energy Corp., 6.00%, 10/01/30
(a)
..... 400 408,162
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
219 211,961
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
. 540 523,043
DBR Land Holdings LLC, 6.25%, 12/01/30
(a)
.. 285 292,012
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 235 249,149
Genesis Energy LP, 8.88%, 04/15/30 ....... 274 287,102
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 ................... 408 395,838
5.50% , 10/15/30 ................... 226 226,229
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
...... 264 263,003
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
...... 534 535,750
NuStar Logistics LP, 6.38%, 10/01/30 ....... 347 360,657
PBF Holding Co. LLC
(a)(b)
9.88% , 03/15/30 ................... 452 485,528
7.88% , 09/15/30 ................... 266 272,451
Range Resources Corp., 4.75%, 02/15/30
(a)
... 285 279,754
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
...................... 197 192,003
SM Energy Co., 8.63%, 11/01/30
(a)
........ 555 587,195

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP
4.50% , 04/30/30 ................... USD 414 $ 402,135
4.63% , 05/01/30
(a)
.................. 453 440,597
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
...................... 398 385,363
TransMontaigne Partners LLC, 8.50%, 06/15/30
(a)
287 296,530
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
...................... 560 576,440
Venture Global LNG, Inc., 7.00%, 01/15/30
(a) (b)
. 810 833,857
Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30
(a)
...................... 986 1,016,749
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
... 229 231,780
11,089,566
Passenger Airlines — 1.0%
(a)
Avianca Midco 2 plc, 9.63%, 02/14/30 ...... 535 504,452
CHC Group LLC, 11.75%, 09/01/30 ........ 302 272,648
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
. 559 524,569
1,301,669
Personal Care Products — 0.7%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
..... 481 488,390
Perrigo Finance Unlimited Co., 5.15%, 06/15/30
(d)
422 400,092
888,482
Pharmaceuticals — 0.3%
(a)
Bausch Health Cos., Inc., 14.00%, 10/15/30 .. 202 194,590
Harrow, Inc., 8.63%, 09/15/30 ........... 165 170,532
365,122
Professional Services — 0.2%
VT Topco, Inc., 8.50%, 08/15/30
(a) (b)
........ 280 286,477
Real Estate Management & Development — 1.2%
Anywhere Real Estate Group LLC
(a)
5.25% , 04/15/30 ................... 244 232,806
7.00% , 04/15/30 ................... 340 340,591
9.75% , 04/15/30 ................... 269 287,379
Five Point Operating Co. LP, 8.00%, 10/01/30
(a)
263 269,659
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
...................... 231 240,764
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ..... 326 322,342
1,693,541
Semiconductors & Semiconductor Equipment — 0.8%
(a)
Entegris, Inc., 5.95%, 06/15/30
(b)
......... 505 511,414
Kioxia Holdings Corp., 6.25%, 07/24/30 ..... 614 632,622
1,144,036
Software — 2.7%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 1,262 1,202,643
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 450 433,892
Gen Digital, Inc., 7.13%, 09/30/30
(b)
........ 334 338,963
McAfee Corp., 7.38%, 02/15/30 .......... 932 754,855
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
.. 493 444,107
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30 287 222,129
RingCentral, Inc., 8.50%, 08/15/30
(b)
....... 203 211,903
3,608,492
Specialized REITs — 1.0%
(a)
Iron Mountain, Inc., 5.25%, 07/15/30 ....... 726 720,414
Millrose Properties, Inc., 6.38%, 08/01/30 .... 666 674,601
1,395,015
Specialty Retail — 2.8%
Advance Auto Parts, Inc.
3.90% , 04/15/30 ................... 285 266,829
7.00% , 08/01/30
(a) (b)
................. 527 543,697
Asbury Automotive Group, Inc., 4.75%,
03/01/30
(b)
...................... 245 238,494
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
.. USD 461 $ 466,497
Carvana Co., 9.00%, (9.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................. 951 989,305
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 274 278,228
Lithia Motors, Inc., 5.50%, 10/01/30
(a)
....... 336 334,312
Staples, Inc., 12.75%, 01/15/30
(a)
......... 458 344,372
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(a) (b)
..................... 366 370,055
3,831,789
Technology Hardware, Storage & Peripherals — 0.7%
(a)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 531 558,494
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
................. 235 240,054
Xerox Corp., 10.25%, 10/15/30 .......... 219 182,956
981,504
Textiles, Apparel & Luxury Goods — 0.5%
(b)
Under Armour, Inc., 7.25%, 07/15/30
(a)
...... 235 239,853
VF Corp., 2.95%, 04/23/30 ............. 414 375,497
615,350
Trading Companies & Distributors — 1.7%
Boise Cascade Co., 4.88%, 07/01/30
(a) (b)
..... 235 231,726
FTAI Aviation Investors LLC, 7.88%, 12/01/30
(a)
283 297,004
Herc Holdings, Inc., 7.00%, 06/15/30
(a)
...... 908 944,984
United Rentals North America, Inc.
5.25% , 01/15/30 ................... 425 425,645
4.00% , 07/15/30 ................... 405 388,234
2,287,593
Total Long-Term Investments — 97 .5%
(Cost: $ 131,652,329 ) .............................. 132,586,204
Shares
Shares
Short-Term Securities
Money Market Funds — 14.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(g)
................... 17,597,270 17,602,549
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 2,039,202 2,039,202
Total Short-Term Securities — 14 .4%
(Cost: $ 19,641,164 ) ............................... 19,641,751
Total Investments — 111 .9%
(Cost: $ 151,293,493 ) .............................. 152,227,955
Liabilities in Excess of Other Assets — (11.9) % ............ (16,213,395)
Net Assets — 100.0% ...............................
$ 136,014,560

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,632,926 $ 6,972,743
(a)
$ — $ (2,631) $ (489) $ 17,602,549 17,597,270 $ 29,287
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,381,810 657,392
(a)
— — — 2,039,202 2,039,202 11,305 —
$ (2,631) $ (489) $ 19,641,751 $ 40,592 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 132,586,204 $ — $ 132,586,204
Short-Term Securities
Money Market Funds ...................................... 19,641,751 — — 19,641,751
$ 19,641,751 $ 132,586,204 $ — $ 152,227,955

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
(a)
Bombardier, Inc., 7.00%, 06/01/32
(b)
....... USD 75 $ 78,319
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32 .................. 86 85,776
Goat Holdco LLC, 6.75%, 02/01/32 ........ 76 77,879
TransDigm, Inc., 6.63%, 03/01/32 ......... 224 230,264
472,238
Air Freight & Logistics — 0.3%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
. 47 49,180
Automobile Components — 2.6%
(a)
American Axle & Manufacturing, Inc., 6.38%,
10/15/32 ....................... 88 87,836
Clarios Global LP, 6.75%, 09/15/32 ........ 122 124,701
Garrett Motion Holdings, Inc., 7.75%, 05/31/32 . 79 82,436
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(c)
.............. 40 41,332
Patrick Industries, Inc., 6.38%, 11/01/32 ..... 47 47,352
Phinia, Inc., 6.63%, 10/15/32 ............ 39 40,075
ZF North America Capital, Inc., 6.88%, 04/23/32 75 73,340
497,072
Automobiles — 0.4%
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
.... 80 83,384
Biotechnology — 0.8%
Genmab A/S, 6.25%, 12/15/32
(a)
.......... 155 158,947
Broadline Retail — 0.5%
(a)(b)
Macy's Retail Holdings LLC, 6.13%, 03/15/32 .. 36 35,915
Wayfair LLC, 6.75%, 11/15/32 ........... 65 65,714
101,629
Building Products — 4.6%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 ................... 132 122,615
6.38% , 06/15/32 ................... 67 67,546
Masterbrand, Inc., 7.00%, 07/15/32
(b)
....... 67 66,689
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ....................... 67 66,169
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 404 410,141
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 104 105,125
Wilsonart LLC, 11.00%, 08/15/32 ......... 52 40,194
878,479
Capital Markets — 1.9%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32
(b)
................. 36 31,474
Jane Street Group, 6.13%, 11/01/32 ....... 168 168,876
Osaic Holdings, Inc., 6.75%, 08/01/32 ...... 100 101,556
Stonex Escrow Issuer LLC, 6.88%, 07/15/32 .. 57 58,989
360,895
Chemicals — 2.1%
Celanese US Holdings LLC, 7.38%, 07/15/32
(d)
. 104 110,235
Methanex US Operations, Inc., 6.25%,
03/15/32
(a) (b)
..................... 65 66,849
Olympus Water US Holding Corp., 6.75%,
08/01/32
(a)
...................... 115 111,523
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 40 37,307
WR Grace Holdings LLC, 6.63%, 08/15/32
(a)
.. 71 70,462
396,376
Commercial Services & Supplies — 2.2%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 69 65,510
Brink's Co. (The), 6.75%, 06/15/32 ........ 35 35,898
Cimpress plc, 7.38%, 09/15/32 ........... 50 50,563
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
8.25% , 08/01/32 ................... USD 66 $ 67,509
8.38% , 11/15/32 ................... 94 96,966
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(c)
............. 45 48,196
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 52 53,608
418,250
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 6.88%, 08/15/32 ........... 55 57,140
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 ............... 38 38,648
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32 ....................... 28 29,580
125,368
Consumer Finance — 1.4%
EZCORP, Inc., 7.38%, 04/01/32
(a)
......... 32 34,006
FirstCash, Inc., 6.88%, 03/01/32
(a)
......... 47 48,159
Navient Corp., 7.88%, 06/15/32
(b)
......... 50 48,128
OneMain Finance Corp.
6.75% , 03/15/32 ................... 69 68,987
7.13% , 09/15/32 ................... 75 76,098
275,378
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc., 5.63%, 03/31/32 ...... 125 123,475
Performance Food Group, Inc., 6.13%, 09/15/32 94 95,408
US Foods, Inc., 7.25%, 01/15/32 ......... 50 52,044
270,927
Containers & Packaging — 1.2%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ....................... 145 136,333
Graphic Packaging International LLC, 6.38%,
07/15/32
(b)
...................... 52 51,974
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32 ....................... 34 32,080
220,387
Distributors — 0.3%
Resideo Funding, Inc., 6.50%, 07/15/32
(a)
.... 55 55,526
Diversified Consumer Services — 1.1%
Service Corp. International, 5.75%, 10/15/32 .. 75 75,645
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 128 133,167
208,812
Diversified REITs — 1.3%
(a)
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 70 67,583
Uniti Group LP, 8.63%, 06/15/32
(b)
......... 164 171,776
239,359
Diversified Telecommunication Services — 4.1%
Altice France SA
(a)
6.50% , 04/15/32 ................... 182 178,805
6.88% , 07/15/32 ................... 159 156,354
CCO Holdings LLC
4.75% , 02/01/32
(a) (b)
................. 114 102,078
4.50% , 05/01/32 ................... 296 260,265
Maya SAS, 7.00%, 04/15/32
(a)
........... 88 89,372
786,874
Electric Utilities — 1.7%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 ..... 99 101,301
California Buyer Ltd., 6.38%, 02/15/32 ...... 99 98,497
Long Ridge Energy LLC, 8.75%, 02/15/32
(b)
... 64 68,378

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc., 3.88%, 02/15/32 ........ USD 51 $ 47,120
315,296
Electrical Equipment — 0.2%
EnerSys, 6.63%, 01/15/32
(a)
............ 30 30,839
Electronic Equipment, Instruments & Components — 0.8%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 52 51,552
Sensata Technologies, Inc., 6.63%, 07/15/32 .. 50 51,542
Zebra Technologies Corp., 6.50%, 06/01/32 ... 47 47,913
151,007
Energy Equipment & Services — 1.1%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ...... 67 68,904
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 75 78,306
Transocean International Ltd., 7.88%, 10/15/32 52 55,719
202,929
Entertainment — 1.7%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
..... 47 48,564
Discovery Global Holdings, Inc.
4.28% , 03/15/32 ................... 305 273,279
321,843
Financial Services — 3.6%
Block, Inc., 6.50%, 05/15/32 ............ 205 208,942
CrossCountry Intermediate HoldCo LLC, 6.75%,
12/01/32
(a)
...................... 65 62,967
Freedom Mortgage Holdings LLC, 8.38%,
04/01/32
(a)
...................... 63 63,830
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(a)
...................... 88 87,061
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
....... 99 102,370
Shift4 Payments LLC, 6.75%, 08/15/32
(a)
.... 168 167,722
692,892
Food Products — 1.5%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32 ..... 47 48,688
Froneri Lux Finco SARL, 6.00%, 08/01/32 .... 60 59,361
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 . 72 67,827
Post Holdings, Inc., 6.25%, 02/15/32 ....... 99 101,080
276,956
Ground Transportation — 1.6%
(a)
Avis Budget Car Rental LLC, 8.38%, 06/15/32 . 65 65,342
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 67 68,564
Watco Cos. LLC, 7.13%, 08/01/32 ........ 100 103,837
XPO, Inc., 7.13%, 02/01/32 ............. 64 66,797
304,540
Health Care Providers & Services — 6.1%
(a)
Community Health Systems, Inc., 10.88%,
01/15/32 ....................... 184 197,565
Concentra Health Services, Inc., 6.88%, 07/15/32 68 70,280
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 104 107,391
Global Medical Response, Inc., 7.38%, 10/01/32 99 103,256
LifePoint Health, Inc.
8.38% , 02/15/32 ................... 64 67,149
10.00% , 06/01/32 .................. 86 87,739
Molina Healthcare, Inc., 3.88%, 05/15/32 .... 71 63,748
Paradigm Parent LLC, 8.75%, 04/17/32 ..... 50 45,120
Radiology Partners, Inc., 8.50%, 07/15/32 .... 92 91,416
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 51 49,468
Surgery Center Holdings, Inc., 7.25%, 04/15/32 128 127,744
Tenet Healthcare Corp., 5.50%, 11/15/32 .... 152 151,764
1,162,640
Security
Par (000)
Par (000) Value
Health Care REITs — 0.8%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... USD 153 $ 158,923
Health Care Technology — 1.1%
IQVIA, Inc., 6.25%, 06/01/32
(a)
........... 205 209,158
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
.. 104 106,757
Service Properties Trust, 8.88%, 06/15/32
(b)
... 49 50,265
157,022
Hotels, Restaurants & Leisure — 10.5%
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(a) (b)
.... 50 43,180
Caesars Entertainment, Inc.
(a)(b)
6.50% , 02/15/32 ................... 152 147,931
6.00% , 10/15/32 ................... 112 100,372
Carnival Corp., 5.75%, 08/01/32
(a)
......... 305 306,735
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 ................... 155 142,134
6.13% , 04/01/32 ................... 48 48,908
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
...................... 92 93,078
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(a)
...................... 50 41,507
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
. 75 77,313
MGM Resorts International, 6.50%, 04/15/32
(b)
. 80 81,076
Motion Finco SARL, 8.38%, 02/15/32
(a)
...... 40 32,820
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
........ 184 183,152
Six Flags Entertainment Corp.
(a)
8.63% , 01/15/32 ................... 100 101,731
6.63% , 05/01/32
(b)
.................. 88 89,558
Station Casinos LLC, 6.63%, 03/15/32
(a)
..... 52 52,684
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
....... 55 56,103
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 178 189,632
Yum! Brands, Inc.
4.63% , 01/31/32 ................... 112 107,795
5.38% , 04/01/32 ................... 104 104,043
1,999,752
Household Durables — 1.1%
LGI Homes, Inc., 7.00%, 11/15/32
(a) (b)
....... 40 38,402
Newell Brands, Inc., 6.63%, 05/15/32
(b)
...... 49 47,561
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(a)
...................... 49 49,540
TopBuild Corp., 4.13%, 02/15/32
(a)
........ 51 50,961
Whirlpool Corp., 4.70%, 05/14/32 ......... 35 30,756
217,220
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 3.75%,
01/15/32
(a) (b)
..................... 31 28,557
Insurance — 4.1%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 56 55,185
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32 ....................... 67 65,837
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 165 164,462
Howden UK Refinance plc, 8.13%, 02/15/32 .. 120 114,618
HUB International Ltd., 7.38%, 01/31/32 ..... 193 197,854
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 124 124,120
USI, Inc., 7.50%, 01/15/32 ............. 66 67,931
790,007

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.9%
(a)
Cogent Communications Group LLC, 6.50%,
07/01/32
(b)
...................... USD 60 $ 55,703
ION Platform Finance US, Inc., 7.88%, 09/30/32 150 116,182
171,885
Machinery — 0.4%
Terex Corp., 6.25%, 10/15/32
(a)
.......... 80 81,256
Marine Transportation — 0.2%
Danaos Corp., 6.88%, 10/15/32
(a)
......... 45 46,263
Media — 4.5%
AMC Global Media, Inc., 10.50%, 07/15/32
(a)
.. 135 139,286
Dotdash Meredith, Inc., 7.63%, 06/15/32
(a)
.... 38 35,665
Gray Media, Inc., 9.63%, 07/15/32
(a)
....... 92 93,568
Midcontinent Communications, 8.00%,
08/15/32
(a) (b)
..................... 70 66,042
Paramount Global, 4.20%, 05/19/32 ....... 100 87,361
Sirius XM Radio LLC, 5.88%, 04/15/32
(a) (b)
.... 140 137,732
Univision Communications, Inc., 9.38%,
08/01/32
(a)
...................... 152 157,372
VZ Secured Financing BV, 5.00%, 01/15/32
(a)
.. 155 136,225
853,251
Metals & Mining — 2.7%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
....... 50 51,393
Century Aluminum Co., 6.88%, 08/01/32
(a)
.... 45 46,617
Champion Iron Canada, Inc., 7.88%, 07/15/32
(a)
55 57,661
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a)
..... 146 145,873
Coeur Mining, Inc., 6.88%, 04/01/32
(a)
...... 38 39,164
Commercial Metals Co., 4.38%, 03/15/32 .... 27 25,405
Constellium SE, 6.38%, 08/15/32
(a)
........ 35 35,883
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(a)
85 87,862
Mineral Resources Ltd., 6.00%, 05/01/32
(a)
... 29 28,763
518,621
Oil, Gas & Consumable Fuels — 8.3%
Antero Midstream Partners LP, 6.63%, 02/01/32
(a)
57 58,527
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
...................... 60 61,605
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
. 47 49,138
CNX Resources Corp., 7.25%, 03/01/32
(a)
.... 65 67,696
Crescent Energy Finance LLC
(a)
7.63% , 04/01/32
(b)
.................. 112 115,497
7.88% , 04/15/32 ................... 104 107,745
Genesis Energy LP, 7.88%, 05/15/32 ....... 75 78,522
Global Partners LP, 8.25%, 01/15/32
(a)
...... 42 44,013
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
... 52 54,111
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
...... 54 53,658
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
...................... 65 67,753
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
...................... 40 41,387
Matador Resources Co., 6.50%, 04/15/32
(a)
... 92 93,829
Murphy Oil Corp., 6.00%, 10/01/32
(b)
....... 65 65,406
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
130 136,442
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
...................... 55 56,394
SM Energy Co., 7.00%, 08/01/32
(a)
........ 71 72,804
Sunoco LP
(a)
7.25% , 05/01/32 ................... 76 79,595
6.63% , 08/15/32 ................... 52 53,138
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
.. 204 218,840
1,576,100
Passenger Airlines — 0.3%
VistaJet Malta Finance plc, 8.75%, 01/15/32
(a)
. 50 48,481
Security
Par (000)
Par (000) Value
Personal Care Products — 1.0%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ USD 115 $ 117,173
Perrigo Finance Unlimited Co., 6.13%, 09/30/32
(b)
68 64,056
181,229
Pharmaceuticals — 3.4%
(a)
1261229 BC Ltd., 10.00%, 04/15/32 ....... 555 573,269
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 65 67,549
640,818
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 99 102,490
Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The), 5.88%, 03/01/32
(a)
45 44,097
Semiconductors & Semiconductor Equipment — 0.5%
Qnity Electronics, Inc., 5.75%, 08/15/32
(a)
.... 95 96,015
Software — 1.3%
(a)
Cloud Software Group, Inc., 8.25%, 06/30/32 .. 184 174,757
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 69 69,815
244,572
Specialized REITs — 0.7%
(a)
Iron Mountain, Inc., 5.63%, 07/15/32 ....... 60 59,570
Millrose Properties, Inc., 6.25%, 09/15/32 .... 80 80,375
139,945
Specialty Retail — 2.4%
Advance Auto Parts, Inc., 3.50%, 03/15/32
(b)
.. 32 28,097
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a) (b)
..................... 55 52,749
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
. 70 73,557
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
.. 55 49,850
PetSmart LLC, 7.50%, 09/15/32
(a)
......... 200 202,473
Sally Holdings LLC, 6.75%, 04/01/32 ....... 55 56,671
463,397
Technology Hardware, Storage & Peripherals — 0.5%
Seagate Data Storage Technology Pte. Ltd.,
9.63%, 12/01/32
(a)
................. 77 85,817
Tobacco — 0.1%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
.. 27 27,821
Trading Companies & Distributors — 2.8%
EquipmentShare.com, Inc., 8.63%, 05/15/32
(a)
. 56 59,366
FTAI Aviation Investors LLC, 7.00%, 06/15/32
(a)
85 87,882
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
229 233,610
United Rentals North America, Inc., 3.75%,
01/15/32 ....................... 76 70,545
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
.. 88 91,101
542,504
Wireless Telecommunication Services — 0.4%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
80 77,881
Total Long-Term Investments — 97 .4%
(Cost: $ 18,550,105 ) ............................... 18,561,105

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(g)
................... 2,097,285 $ 2,097,913
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 289,879 289,879
Total Short-Term Securities — 12 .5%
(Cost: $ 2,387,734 ) ............................... 2,387,792
Total Investments — 109 .9%
(Cost: $ 20,937,839 ) ............................... 20,948,897
Liabilities in Excess of Other Assets — (9.9) % ............. (1,894,801)
Net Assets — 100.0% ...............................
$ 19,054,096
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,202,544 $ 895,811
(a)
$ — $ (417) $ (25) $ 2,097,913 2,097,285 $ 3,471
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,437 230,442
(a)
— — — 289,879 289,879 978 —
$ (417) $ (25) $ 2,387,792 $ 4,449 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 18,561,105 $ — $ 18,561,105
Short-Term Securities
Money Market Funds ...................................... 2,387,792 — — 2,387,792
$ 2,387,792 $ 18,561,105 $ — $ 20,948,897

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 4.0%
(a)
Axon Enterprise, Inc., 6.25%, 03/15/33 ...... USD 61 $ 62,620
Bombardier, Inc., 6.75%, 06/15/33 ........ 61 63,673
TransDigm, Inc.
6.00% , 01/15/33 ................... 121 122,218
6.38% , 05/31/33 ................... 213 214,852
463,363
Automobile Components — 2.5%
Adient Global Holdings Ltd., 7.50%, 02/15/33
(a)
. 71 72,600
Allison Transmission, Inc., 5.88%, 12/01/33
(a)
.. 37 37,322
American Axle & Manufacturing, Inc., 7.75%,
10/15/33
(a)
...................... 108 105,620
Forvia SE, 6.75%, 09/15/33
(a)
........... 40 40,169
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ....................... 34 30,493
286,204
Biotechnology — 0.7%
Genmab A/S, 7.25%, 12/15/33
(a)
.......... 81 84,442
Broadline Retail — 0.9%
(a)
Macy's Retail Holdings LLC, 7.38%, 08/01/33 .. 46 47,778
Match Group Holdings II LLC, 6.13%, 09/15/33 . 52 51,391
99,169
Building Products — 2.5%
(a)
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ....................... 67 69,607
Quikrete Holdings, Inc., 6.75%, 03/01/33 .... 123 124,706
Standard Building Solutions, Inc., 6.25%,
08/01/33 ....................... 87 86,994
281,307
Capital Markets — 2.0%
(a)
Jane Street Group, 6.75%, 05/01/33 ....... 164 168,507
Osaic Holdings, Inc., 8.00%, 08/01/33 ...... 61 62,133
230,640
Chemicals — 5.1%
Celanese US Holdings LLC
6.75% , 04/15/33 ................... 92 94,723
7.20% , 11/15/33
(b) (c)
................. 85 92,067
Chemours Co. (The), 8.00%, 01/15/33
(a)
..... 45 46,433
FMC Corp., 5.65%, 05/18/33 ............ 37 32,627
Olin Corp., 6.63%, 04/01/33
(a)
........... 50 49,574
Olympus Water US Holding Corp., Series 144*,
7.25%, 02/15/33
(a)
................. 140 136,852
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(a)
...................... 82 81,504
WR Grace Holdings LLC, 7.00%, 08/01/33
(a)
.. 45 44,921
578,701
Commercial Services & Supplies — 1.8%
(a)
ADT Security Corp. (The), 5.88%, 10/15/33 ... 88 86,659
Clean Harbors, Inc., 5.75%, 10/15/33 ....... 61 61,604
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 63 64,175
212,438
Construction & Engineering — 0.9%
AECOM, 6.00%, 08/01/33
(a)
............ 100 100,968
Consumer Finance — 2.6%
Ally Financial, Inc., 6.70%, 02/14/33 ....... 45 46,444
Navient Corp., 5.63%, 08/01/33 .......... 52 44,228
OneMain Finance Corp.
6.50% , 03/15/33 ................... 70 68,562
6.75% , 09/15/33 ................... 82 80,664
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial, 7.25%, 02/02/33 ...... USD 61 $ 63,353
303,251
Consumer Staples Distribution & Retail — 0.9%
(a)
Albertsons Cos., Inc., 6.25%, 03/15/33 ...... 50 50,367
US Foods, Inc., 5.75%, 04/15/33 ......... 48 48,182
98,549
Containers & Packaging — 1.2%
Ball Corp., 5.50%, 09/15/33 ............ 56 56,107
Crown Americas LLC, 5.88%, 06/01/33 ..... 52 52,376
Sealed Air Corp., 6.88%, 07/15/33
(a)
....... 34 33,235
141,718
Diversified Consumer Services — 0.4%
Graham Holdings Co., 5.63%, 12/01/33
(a)
.... 42 41,581
Diversified REITs — 0.4%
Vornado Realty LP, 5.75%, 02/01/33 ....... 42 42,042
Diversified Telecommunication Services — 5.6%
CCO Holdings LLC
(a)
7.00% , 02/01/33 ................... 144 142,016
4.50% , 06/01/33 ................... 144 123,688
Fibercop SpA, Series 2033, 6.38%, 11/15/33
(a)
. 40 39,984
Level 3 Financing, Inc., 6.88%, 06/30/33
(a)
.... 164 169,375
Telecom Italia Capital SA, 6.38%, 11/15/33 ... 46 48,209
Uniti Services LLC, 7.50%, 10/15/33
(a)
...... 115 121,165
644,437
Electric Utilities — 1.7%
(a)
Hawaiian Electric Co., Inc., 6.00%, 10/01/33 .. 42 42,169
NRG Energy, Inc., 6.00%, 02/01/33 ........ 69 69,542
XPLR Infrastructure Operating Partners LP,
8.63%, 03/15/33 .................. 74 79,312
191,023
Energy Equipment & Services — 2.8%
(a)
Bristow Group, Inc., 6.75%, 02/01/33 ....... 42 42,753
Kodiak Gas Services LLC, 6.50%, 10/01/33 ... 57 58,263
USA Compression Partners LP, 6.25%, 10/01/33 56 56,502
WBI Operating LLC, 6.50%, 10/15/33 ...... 54 54,576
Weatherford International Ltd., 6.75%, 10/15/33 100 103,694
315,788
Financial Services — 4.6%
(a)
Block, Inc., 6.00%, 08/15/33 ............ 75 74,951
Burford Capital Global Finance LLC, 7.50%,
07/15/33 ....................... 40 32,838
Freedom Mortgage Holdings LLC, 7.88%,
04/01/33 ....................... 44 42,915
PennyMac Financial Services, Inc., 6.88%,
02/15/33 ....................... 77 75,688
Rocket Cos., Inc., 6.38%, 08/01/33 ........ 164 166,303
Rocket Mortgage LLC, 4.00%, 10/15/33 ..... 63 56,784
Walker & Dunlop, Inc., 6.63%, 04/01/33 ..... 30 29,819
WEX, Inc., 6.50%, 03/15/33 ............ 50 49,774
529,072
Food Products — 1.4%
(a)
Industrial F&B Investments III, Inc., 7.75%,
02/11/33 ....................... 60 60,665
Post Holdings, Inc., 6.38%, 03/01/33 ....... 100 99,989
160,654
Health Care Equipment & Supplies — 0.4%
Insulet Corp., 6.50%, 04/01/33
(a)
.......... 43 43,885
Health Care Providers & Services — 2.7%
(a)
Acadia Healthcare Co., Inc., 7.38%, 03/15/33 .. 41 41,971
DaVita, Inc., 6.75%, 07/15/33 ........... 80 82,447

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc., 6.25%, 01/15/33 .... USD 65 $ 64,933
TEAM Services Holding, Inc., 9.00%, 02/15/33 . 62 62,016
Tenet Healthcare Corp., 6.00%, 11/15/33 .... 56 56,774
308,141
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP, 6.50%, 06/15/33
(a)
.. 47 48,409
Hotels, Restaurants & Leisure — 8.8%
(a)
Acushnet Co., 5.63%, 12/01/33 .......... 42 42,192
Brightstar Lottery plc, 5.75%, 01/15/33 ...... 60 58,737
Carnival Corp., 6.13%, 02/15/33 .......... 164 166,434
Hilton Domestic Operating Co., Inc.
5.88% , 03/15/33 ................... 80 80,980
5.75% , 09/15/33 ................... 80 80,499
Light & Wonder International, Inc., 6.25%,
10/01/33 ....................... 75 74,491
Marriott Ownership Resorts, Inc., 6.50%,
10/01/33 ....................... 51 49,047
Melco Resorts Finance Ltd., 6.50%, 09/24/33 .. 35 34,669
NCL Corp. Ltd., 6.25%, 09/15/33 ......... 75 72,575
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33 ....................... 45 45,890
Travel + Leisure Co., 6.13%, 09/01/33 ...... 37 36,691
Viking Cruises Ltd., 5.88%, 10/15/33 ....... 139 139,287
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33 ....................... 49 48,516
Wynn Resorts Finance LLC, 6.25%, 03/15/33 .. 72 72,335
1,002,343
Household Durables — 1.8%
Ashton Woods USA LLC, 6.88%, 08/01/33
(a)
.. 34 33,489
Century Communities, Inc., 6.63%, 09/15/33
(a)
. 37 36,839
K. Hovnanian Enterprises, Inc., 8.38%,
10/01/33
(a)
...................... 34 34,148
Mattamy Group Corp., 6.00%, 12/15/33
(a)
.... 43 41,234
Whirlpool Corp.
5.50% , 03/01/33 ................... 22 19,824
6.50% , 06/15/33 ................... 45 43,094
208,628
Household Products — 0.3%
Energizer Holdings, Inc., 6.00%, 09/15/33
(a)
... 36 34,401
Insurance — 0.5%
(a)
Amynta Agency Borrower, Inc., 7.50%, 07/15/33 31 30,293
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/01/33 .................. 30 28,152
58,445
Interactive Media & Services — 1.1%
Snap, Inc., 6.88%, 03/01/33
(a)
........... 130 126,608
Machinery — 2.5%
(a)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 47 47,763
Columbus McKinnon Corp., 7.13%, 02/01/33 .. 87 87,510
CompoSecure Holdings LLC, 5.63%, 02/01/33 . 67 65,598
Enpro, Inc., 6.13%, 06/01/33 ............ 43 43,874
Lsf12 Helix Parent LLC, 7.13%, 02/01/33 .... 45 43,934
288,679
Media — 7.8%
Clear Channel Outdoor Holdings, Inc., 7.50%,
03/15/33
(a)
...................... 67 70,363
Gray Media, Inc., 7.25%, 08/15/33
(a)
....... 58 59,099
Lamar Media Corp., 5.38%, 11/01/33
(a)
...... 30 29,663
Neptune Bidco US, Inc., 9.50%, 02/15/33
(a)
... 129 129,200
Nexstar Media, Inc., 6.50%, 09/15/33
(a)
...... 278 280,182
Paramount Global, 5.50%, 05/15/33 ....... 32 29,039
Security
Par (000)
Par (000) Value
Media (continued)
Sinclair Television Group, Inc.
(a)
8.13% , 02/15/33 ................... USD 117 $ 121,139
9.75% , 02/15/33 ................... 42 46,142
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(a)
............. 42 37,727
VZ Secured Financing BV, 7.50%, 01/15/33
(a)
.. 95 92,206
894,760
Metals & Mining — 2.3%
(a)
Capstone Copper Corp., 6.75%, 03/31/33 .... 54 54,946
Cleveland-Cliffs, Inc., 7.38%, 05/01/33 ...... 72 72,687
Commercial Metals Co., 5.75%, 11/15/33 .... 75 75,018
Novelis Corp., 6.38%, 08/15/33 .......... 56 56,224
258,875
Oil, Gas & Consumable Fuels — 8.9%
Antero Midstream Partners LP, 5.75%, 10/15/33
(a)
54 54,012
Ascent Resources Utica Holdings LLC, 6.63%,
07/15/33
(a)
...................... 42 43,166
Chord Energy Corp., 6.75%, 03/15/33
(a)
..... 56 58,213
CQP Holdco LP, 7.50%, 12/15/33
(a)
........ 42 44,680
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
...................... 80 81,802
Delek Logistics Partners LP, 7.38%, 06/30/33
(a)
. 52 53,663
Genesis Energy LP, 8.00%, 05/15/33 ....... 45 47,324
Global Partners LP, 7.13%, 07/01/33
(a)
...... 41 42,005
Hilcorp Energy I LP, 8.38%, 11/01/33
(a)
...... 45 48,208
Matador Resources Co., 6.25%, 04/15/33
(a)
... 56 56,935
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(a)
... 54 55,952
Rockies Express Pipeline LLC, 6.75%,
03/15/33
(a)
...................... 42 43,787
SM Energy Co., 9.63%, 06/15/33
(a)
........ 61 68,012
Sunoco LP, 6.25%, 07/01/33
(a)
........... 80 81,668
Venture Global Calcasieu Pass LLC, 3.88%,
11/01/33
(a)
...................... 103 91,843
Venture Global Plaquemines LNG LLC, 7.50%,
05/01/33
(a)
...................... 103 114,284
Vermilion Energy, Inc., 7.25%, 02/15/33
(a)
.... 37 37,508
1,023,062
Professional Services — 1.5%
(a)
CACI International, Inc., 6.38%, 06/15/33 .... 123 125,846
Science Applications International Corp., 5.88%,
11/01/33 ....................... 42 41,416
167,262
Real Estate Management & Development — 0.4%
Forestar Group, Inc., 6.50%, 03/15/33
(a)
..... 42 42,186
Semiconductors & Semiconductor Equipment — 1.8%
(a)
Amkor Technology, Inc., 5.88%, 10/01/33 .... 48 48,254
Kioxia Holdings Corp., 6.63%, 07/24/33 ..... 92 96,119
Qnity Electronics, Inc., 6.25%, 08/15/33 ..... 56 57,269
201,642
Software — 4.7%
(a)
Cloud Software Group, Inc., 6.63%, 08/15/33 .. 82 73,532
Fair Isaac Corp., 6.00%, 05/15/33 ......... 123 121,312
Gen Digital, Inc., 6.25%, 04/01/33 ......... 76 74,065
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33 .. 260 267,566
536,475
Specialized REITs — 0.9%
Iron Mountain, Inc., 6.25%, 01/15/33
(a)
...... 100 101,299
Specialty Retail — 2.9%
Advance Auto Parts, Inc., 7.38%, 08/01/33
(a)
.. 83 85,434
Bath & Body Works, Inc., 6.95%, 03/01/33 ... 21 20,433
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(a)
.. 164 161,964

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart LLC, 10.00%, 09/15/33
(a)
........ USD 60 $ 60,566
328,397
Textiles, Apparel & Luxury Goods — 1.9%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(a) (d)
....... 190 202,906
VF Corp., 6.00%, 10/15/33 ............. 21 21,044
223,950
Trading Companies & Distributors — 3.2%
(a)
EquipmentShare.com, Inc., 8.00%, 03/15/33 .. 37 38,803
FTAI Aviation Investors LLC, 5.88%, 04/15/33 . 46 45,818
Herc Holdings, Inc., 7.25%, 06/15/33 ....... 92 96,320
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 122 120,667
WESCO Distribution, Inc., 6.38%, 03/15/33 ... 60 61,910
363,518
Wireless Telecommunication Services — 1.2%
(a)
Altice France Lux 3, 10.00%, 01/15/33 ...... 80 78,999
Vmed O2 UK Financing I plc, 6.75%, 01/15/33 . 68 62,307
141,306
Total Long-Term Investments — 98 .0%
(Cost: $ 11,100,646 ) ............................... 11,207,618
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(e) (f)
.................. 62,785 $ 62,785
Total Short-Term Securities — 0 .5%
(Cost: $ 62,785 ) ................................. 62,785
Total Investments — 98 .5%
(Cost: $ 11,163,431 ) ............................... 11,270,403
Other Assets Less Liabilities — 1.5% .................... 172,452
Net Assets — 100.0% ...............................
$ 11,442,855
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 62,785
(b)
$ — $ — $ — $ 62,785 62,785 $ 373 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 11,207,618 $ — $ 11,207,618
Short-Term Securities
Money Market Funds ...................................... 62,785 — — 62,785
$ 62,785 $ 11,207,618 $ — $ 11,270,403

Statements of Assets and Liabilities
(unaudited)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares iBonds
2028 Term
High Yield and
Income ETF
iShares iBonds
2029 Term
High Yield and
Income ETF
iShares iBonds
2030 Term
High Yield and
Income ETF
iShares iBonds
2032 Term
High Yield and
Income ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 423,624,259 $ 424,742,134 $ 132,586,204 $ 18,561,105
Investments, at value — affiliated
(c)
............................................ 47,437,927 52,521,569 19,641,751 2,387,792
Cash ............................................................... 28,067 19,920 30,504 —
Foreign currency, at value
(d)
................................................. 100 2 — —
Receivables: – – – –
Investment s sold ...................................................... — 353,990 — —
Securities lending income — affiliated ........................................ 9,858 19,060 5,920 787
Capital shares sold ..................................................... — 33,699 3,257 —
Dividends — affiliated ................................................... 22,900 27,031 2,201 325
Interest — unaffiliated ................................................... 6,703,722 6,905,186 2,303,400 297,083
Total a ssets ...........................................................
477,826,833 484,622,591 154,573,237 21,247,092
LIABILITIES
Collateral on securities loaned ............................................... 35,714,112 40,883,148 17,606,647 2,098,317
Payables: – – – –
Investments purchased .................................................. 4,720,365 7,863,237 914,780 89,471
Investment advisory fees ................................................. 127,808 114,457 37,250 5,208
Total li abilities ..........................................................
40,562,285 48,860,842 18,558,677 2,192,996
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 437,264,548 $ 435,761,749 $ 136,014,560 $ 19,054,096
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 434,938,413 $ 436,700,951 $ 135,046,546 $ 18,953,894
Accumulated earnings (loss) ................................................ 2,326,135 (939,202) 968,014 100,202
NET ASSETS ..........................................................
$ 437,264,548 $ 435,761,749 $ 136,014,560 $ 19,054,096
NET ASSET VALUE
Shares outstanding ......................................................
18,550,000 18,600,000 5,150,000 750,000
Net asset value .........................................................
$ 23.57 $ 23.43 $ 26.41 $ 25.41
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 423,134,604 $ 426,200,405 $ 131,652,329 $ 18,550,105
(b)
  Securities loaned, at value ............................................ $ 34,414,675 $ 39,587,978 $ 16,947,562 $ 2,016,903
(c)
  Investments, at cost — affiliated ......................................... $ 47,436,071 $ 52,521,676 $ 19,641,164 $ 2,387,734
(d)
  Foreign currency, at cost ............................................. $ 94 $ 2 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
29
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
2033 Term
High Yield and
Income ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 11,207,618
Investments, at value — affiliated
(c)
.......................................................................................... 62,785
Receivables: –
Dividends — affiliated ................................................................................................. 331
Interest — unaffiliated ................................................................................................. 175,398
Total a ssets .........................................................................................................
11,446,132
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 3,277
Total li abilities ........................................................................................................
3,277
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 11,442,855
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 11,270,441
Accumulated earnings .................................................................................................. 172,414
NET ASSETS ........................................................................................................
$ 11,442,855
NET ASSET VALUE
Shares outstanding ....................................................................................................
450,000
Net asset value .......................................................................................................
$ 25.43
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 11,100,646
(c)
  Investments, at cost — affiliated ................................................................................... $ 62,785

Statements of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
30
iShares iBonds
2028 Term High
Yield and Income
ETF
iShares iBonds
2029 Term High
Yield and Income
ETF
iShares iBonds
2030 Term High
Yield and Income
ETF
iShares iBonds
2032 Term High
Yield and Income
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 148,786 $ 101,699 $ 11,305 $ 978
Interest — unaffiliated ............................................. 13,413,846 12,455,322 3,832,620 472,317
Securities lending income — affiliated — net ............................. 52,439 116,943 29,287 3,471
Payment-in-kind interest — unaffiliated ................................. — 36,369 11,918 —
Total investment income .............................................
13,615,071 12,710,333 3,885,130 476,766
EXPENSES
Investment advisory .............................................. 724,425 623,416 188,803 24,085
Interest expense ................................................ — 256 — —
Total e xpenses ...................................................
724,425 623,672 188,803 24,085
Less: – – – –
Investment advisory fees waived ..................................... (3,666) (2,474) (276) (24)
Total ex penses after fees waived .......................................
720,759 621,198 188,527 24,061
Net investment income ..............................................
12,894,312 12,089,135 3,696,603 452,705
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,453,848) $ (3,736,268) $ (875,838) $ (165,354)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 400,797 $ (344,283) $ (343,619) $ (3,367)
Investments — affiliated ......................................... (2,763) (4,375) (2,631) (417)
In-kind redemptions — unaffiliated
(a)
................................. 151,244 933,642 — —
549,278 584,984 (346,250) (3,784)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (3,001,682) (4,316,658) (529,101) (161,544)
Investments — affiliated ......................................... (1,445) (4,594) (489) (25)
Foreign currency translations ...................................... 1 — — —
(3,003,126) (4,321,252) (529,590) (161,569)
Net realized and unrealized loss ........................................
(2,453,848) (3,736,268) (875,840) (165,353)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 10,440,464 $ 8,352,867 $ 2,820,763 $ 287,352
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
31
Statements of Operations
iShares iBonds
2033 Term High
Yield and Income
ETF
(a)
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 373
Interest — unaffiliated ................................................................................................ 70,091
Payment-in-kind interest — unaffiliated .................................................................................... 2,023
Total investment income ................................................................................................
72,487
EXPENSES
Investment advisory ................................................................................................. 3,856
Total e xpenses ......................................................................................................
3,856
Less: –
Investment advisory fees waived ........................................................................................ (9)
Total ex penses after fees waived ..........................................................................................
3,847
Net investment income .................................................................................................
68,640
REALIZED AND UNREALIZED GAIN (LOSS) $ 103,773
Net realized loss from:
Investments — unaffiliated .......................................................................................... $ (3,198)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 106,972
Net realized and unrealized gain ..........................................................................................
103,774
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 172,414
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information
32
See notes to financial statements.
iShares iBonds 2028 Term High Yield and
Income ETF
iShares iBonds 2029 Term High Yield and
Income ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,894,312 $ 15,313,492 $ 12,089,135 $ 11,893,468
Net realized gain (loss) ............................................ 549,278 (59,518) 584,984 (1,524,863)
Net change in unrealized appreciation (depreciation) ........................ (3,003,126) 1,664,302 (4,321,252) 1,784,649
Net increase in net assets resulting from operations ...........................
10,440,464 16,918,276 8,352,867 12,153,254
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,436,274)
(b)
(14,522,127) (11,492,285)
(b)
(10,839,630)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
85,075,413 210,704,325 138,640,074 215,175,321
NET ASSETS
Total increase in net assets ........................................... 83,079,603 213,100,474 135,500,656 216,488,945
Beginning of period ................................................
354,184,945 141,084,471 300,261,093 83,772,148
End of period ....................................................
$ 437,264,548 $ 354,184,945 $ 435,761,749 $ 300,261,093
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
33
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds 2030 Term High Yield and
Income ETF
iShares iBonds 2032 Term High Yield and
Income ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,696,603 $ 3,978,391 $ 452,705 $ 382,823
Net realized loss ................................................ (346,250) (275,486) (3,784) (15,279)
Net change in unrealized appreciation (depreciation) ........................ (529,590) 744,243 (161,569) 172,627
Net increase in net assets resulting from operations ...........................
2,820,763 4,447,148 287,352 540,171
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(3,424,688)
(c)
(3,775,005) (407,629)
(c)
(329,027)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
54,205,742 43,537,696 8,910,197 10,053,032
NET ASSETS
Total increase in net assets ........................................... 53,601,817 44,209,839 8,789,920 10,264,176
Beginning of period ................................................
82,412,743 38,202,904 10,264,176 —
End of period ....................................................
$ 136,014,560 $ 82,412,743 $ 19,054,096 $ 10,264,176
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
See notes to financial statements.
iShares iBonds 2033
Term High Yield and
Income ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 68,640
Net realized loss ................................................................................................... (3,198)
Net change in unrealized appreciation (depreciation) ........................................................................... 106,972
Net increase in net assets resulting from operations ..............................................................................
172,414
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
11,270,441
NET ASSETS
Total increase in net assets .............................................................................................. 11,442,855
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 11,442,855
(a)
Commencement of operations.

Financial Highlights
(For a share outstanding throughout each period)
35
Financial Highlights
iShares iBonds 2028 Term High Yield and Income ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ..............................
$ 23.69  $ 23.51  $ 21.78  $ 22.19  $ 25.00
Net investment income
(b)
......................................
0 .73  1 .58  1 .70  1 .59  0 .94
Net realized and unrealized gain (loss)
(c)
............................
(0.13) 0.16  1.61  (0.43) (2.95)
Net increase (decrease) from investment operations ..................... 0.60  1.74  3.31  1.16  (2.01)
Distributions from net investment income
(d)
......................... (0.72)
(e)
(1.56) (1.58) (1.57) (0.80)
Net asset value, end of period ................................... $ 23.57  $ 23.69  $ 23.51  $ 21.78  $ 22.19
Total Return
(f)
Based on net asset value ....................................... 2.57%
(g)
7.69% 15.60% 5.32% (8.10)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.35%
(i)
0.35% 0.35% 0.35% 0.35%
(i)
Total expenses after fees waived ..................................
0.35%
(i)
0.35% 0.35% 0.35% 0.35%
(i)
Net investment income .........................................
6.23%
(i)
6.72% 7.34% 7.14% 6.26%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 437,265  $ 354,185  $ 141,084  $ 17,428  $ 11,093
Portfolio turnover rate
(j)
......................................... 21% 23% 13% 29% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
36
iShares iBonds 2029 Term High Yield and Income ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ..............................
$ 23.64  $ 23.60  $ 21.37  $ 21.73  $ 25.00
Net investment income
(b)
......................................
0 .79  1 .67  1 .68  1 .48  0 .91
Net realized and unrealized gain (loss)
(c)
............................
(0.22) (0.01) 2.06  (0.32) (3.41)
Net increase (decrease) from investment operations ..................... 0.57  1.66  3.74  1.16  (2.50)
Distributions from net investment income
(d)
......................... (0.78)
(e)
(1.62) (1.51) (1.52) (0.77)
Net asset value, end of period ................................... $ 23.43  $ 23.64  $ 23.60  $ 21.37  $ 21.73
Total Return
(f)
Based on net asset value ....................................... 2.43%
(g)
7.38% 17.88% 5.33% (10.06)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.35%
(i)
0.35% 0.35% 0.35% 0.35%
(i)
Total expenses after fees waived ..................................
0.35%
(i)
0.35% 0.35% 0.35% 0.35%
(i)
Net investment income .........................................
6.79%
(i)
7.12% 7.25% 6.72% 6.11%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 435,762  $ 300,261  $ 83,772  $ 10,687  $ 10,866
Portfolio turnover rate
(j)
......................................... 11% 12% 20% 16% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares iBonds 2030 Term High Yield and Income ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 26.58  $ 26.35  $ 24.13  $ 25.00
Net investment income
(b)
....................................................
0 .90  1 .83  1 .88  0 .65
Net realized and unrealized gain (loss)
(c)
..........................................
(0.20) 0.18  2.15  (1.03)
Net increase (decrease) from investment operations ................................... 0.70  2.01  4.03  (0.38)
Distributions from net investment income
(d)
....................................... (0.87)
(e)
(1.78) (1.81) (0.49)
Net asset value, end of period ................................................. $ 26.41  $ 26.58  $ 26.35  $ 24.13
Total Return
(f)
Based on net asset value ..................................................... 2.67%
(g)
7.98% 17.12% (1.56)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Total expenses after fees waived ................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Net investment income .......................................................
6.85%
(i)
6.96% 7.22% 7.15%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 136,015  $ 82,413  $ 38,203  $ 9,651
Portfolio turnover rate
(j)
....................................................... 8% 30% 20% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
iShares iBonds 2032 Term High Yield
and Income ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.66  $ 25.00
Net investment income
(b)
................................................................................
0 .83  0 .99
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.30) 0.53
Net increase from investment operations ....................................................................... 0.53  1.52
Distributions from net investment income
(d)
................................................................... (0.78)
(e)
(0.86)
Net asset value, end of period ............................................................................. $ 25.41  $ 25.66
Total Return
(f)
Based on net asset value ................................................................................. 2.08%
(g)
6.18%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.35%
(i)
0.35%
(i)
Total expenses after fees waived ............................................................................
0.35%
(i)
0.35%
(i)
Net investment income ...................................................................................
6.58%
(i)
6.50%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 19,054  $ 10,264
Portfolio turnover rate
(j)
................................................................................... 5% 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
39
Financial Highlights
iShares iBonds
2033 Term High
Yield and Income
ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .16
Net realized and unrealized gain
(c)
.........................................................................................
0.27
Net increase from investment operations ...................................................................................... 0.43
Net asset value, end of period ............................................................................................ $ 25.43
Total Return
(d)
Based on net asset value ................................................................................................ 1.71%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.35%
(g)
Total expenses after fees waived ...........................................................................................
0.35%
(g)
Net investment income ..................................................................................................
6.23%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 11,443
Portfolio turnover rate
(h)
.................................................................................................. 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
iShares ETF
Diversification
Classification
iBonds 2028 Term High Yield and Income .................................................................................... Diversified
iBonds 2029 Term High Yield and Income .................................................................................... Diversified
iBonds 2030 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2032 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2033 Term High Yield and Income
(a)
................................................................................... Non-diversified
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
42
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2028 Term High Yield and Income
Barclays Bank plc ...................................... $ 7,982,048 $ (7,982,048) $ – $ –
Barclays Capital, Inc. ................................... 297,153 (297,153) – –
BNP Paribas SA ....................................... 312,159 (312,159) – –
BofA Securities, Inc. .................................... 53,564 (53,564) – –
Citigroup Global Markets, Inc. .............................. 931,174 (931,174) – –
J.P. Morgan Securities LLC ............................... 4,002,522 (4,002,522) – –
Jefferies LLC ......................................... 433,698 (433,698) – –
Morgan Stanley ....................................... 1,011,883 (1,011,883) – –
National Bank Financial, Inc. .............................. 1,083,335 (1,083,335) – –
RBC Capital Markets LLC ................................ 3,422,163 (3,422,163) – –
Scotia Capital (USA), Inc. ................................ 234,566 (234,566) – –
Scotia Capital, Inc. ..................................... 3,848,638 (3,848,638) – –
Wells Fargo Bank N.A. .................................. 1,360,293 (1,360,293) – –
Wells Fargo Securities LLC ............................... 9,441,479 (9,441,479) – –
$ 34,414,675 $ (34,414,675) $ – $ –
iBonds 2029 Term High Yield and Income
Barclays Bank plc ...................................... $ 13,572,183 $ (13,572,183) $ – $ –
Barclays Capital, Inc. ................................... 2,180,731 (2,180,731) – –
BMO Capital Markets Corp. ............................... 294,801 (294,801) – –
BNP Paribas SA ....................................... 26,124 (26,124) – –
Citigroup Global Markets, Inc. .............................. 3,319,810 (3,319,810) – –
J.P. Morgan Securities LLC ............................... 6,124,732 (6,124,732) – –
Jefferies LLC ......................................... 674,982 (674,982) – –
Morgan Stanley ....................................... 652,415 (652,415) – –
National Bank Financial, Inc. .............................. 131,369 (131,369) – –
RBC Capital Markets LLC ................................ 4,509,130 (4,509,130) – –
Scotia Capital (USA), Inc. ................................ 1,144,904 (1,144,904) – –
Scotia Capital, Inc. ..................................... 1,928,045 (1,928,045) – –
Wells Fargo Bank N.A. .................................. 433,773 (433,773) – –
Wells Fargo Securities LLC ............................... 4,594,979 (4,594,979) – –
$ 39,587,978 $ (39,587,978) $ – $ –
iBonds 2030 Term High Yield and Income
Barclays Bank plc ...................................... $ 5,989,171 $ (5,989,171) $ – $ –
Barclays Capital, Inc. ................................... 336,197 (336,197) – –
BMO Capital Markets Corp. ............................... 15,182 (15,182) – –
BNP Paribas SA ....................................... 2,791,758 (2,791,758) – –
BofA Securities, Inc. .................................... 4,171 (4,171) – –
J.P. Morgan Securities LLC ............................... 2,478,244 (2,478,244) – –
Morgan Stanley ....................................... 348,639 (348,639) – –
Pershing LLC ......................................... 1,144,901 (1,144,901) – –
RBC Capital Markets LLC ................................ 1,702,653 (1,702,653) – –
Scotia Capital (USA), Inc. ................................ 371,048 (371,048) – –
Wells Fargo Bank N.A. .................................. 282,241 (282,241) – –
Wells Fargo Securities LLC ............................... 1,483,357 (1,483,357) – –
$ 16,947,562 $ (16,947,562) $ – $ –
iBonds 2032 Term High Yield and Income
Barclays Bank plc ...................................... $ 800,719 $ (800,719) $ – $ –
Barclays Capital, Inc. ................................... 242,475 (242,475) – –

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2032 Term High Yield and Income (continued)
BMO Capital Markets Corp. ............................... 44,223 (44,223) – –
BNP Paribas SA ....................................... 239,276 (239,276) – –
BofA Securities, Inc. .................................... 182,219 (182,219) – –
J.P. Morgan Securities LLC ............................... 443,628 (443,628) – –
Wells Fargo Securities LLC ............................... 64,363 (64,363) – –
$ 2,016,903 $ (2,016,903) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds 2028 Term High Yield and Income .................................................................................... $ 3,666
iBonds 2029 Term High Yield and Income .................................................................................... 2,474
iBonds 2030 Term High Yield and Income .................................................................................... 276
iBonds 2032 Term High Yield and Income .................................................................................... 24
iBonds 2033 Term High Yield and Income .................................................................................... 9

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
44
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
iBonds 2028 Term High Yield and Income ........................................................................................ $ 15,952
iBonds 2029 Term High Yield and Income ........................................................................................ 32,320
iBonds 2030 Term High Yield and Income ........................................................................................ 8,852
iBonds 2032 Term High Yield and Income ........................................................................................ 1,011
iShares ETF Purchases Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 82,854,695 $ 88,800,877
iBonds 2029 Term High Yield and Income ..................................................................... 37,267,454 39,378,199
iBonds 2030 Term High Yield and Income ..................................................................... 8,043,714 8,129,313
iBonds 2032 Term High Yield and Income ..................................................................... 903,128 723,581
iBonds 2033 Term High Yield and Income ..................................................................... 10,298,504 361,859
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 111,484,438 $ 27,237,088
iBonds 2029 Term High Yield and Income ..................................................................... 157,339,469 20,388,598
iBonds 2030 Term High Yield and Income ..................................................................... 52,638,789 —
iBonds 2032 Term High Yield and Income ..................................................................... 8,548,748 —
iBonds 2033 Term High Yield and Income ..................................................................... 1,171,093 —

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
As of October 31, 2025 , the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
iBonds 2028 Term High Yield and Income .................................................................................... $ (764,765)
iBonds 2029 Term High Yield and Income .................................................................................... (2,199,374)
iBonds 2030 Term High Yield and Income .................................................................................... (314,905)
iBonds 2032 Term High Yield and Income .................................................................................... (5,944)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 2028 Term High Yield and Income ................................. $ 470,577,165 $ 3,191,241 $ (2,706,220) $ 485,021
iBonds 2029 Term High Yield and Income ................................. 478,727,313 3,535,529 (4,999,139) (1,463,610)
iBonds 2030 Term High Yield and Income ................................. 151,294,412 1,895,470 (961,927) 933,543
iBonds 2032 Term High Yield and Income ................................. 20,937,839 162,377 (151,319) 11,058
iBonds 2033 Term High Yield and Income ................................. 11,163,431 121,193 (14,221) 106,972

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
46
securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds 2028 Term High Yield and Income
Shares sold 4,800,000 $ 113,370,054 9,100,000 $ 214,096,841
Shares redeemed
(1,200,000) (28,294,641) (150,000) (3,392,516)
3,600,000 $ 85,075,413 8,950,000 $ 210,704,325
iBonds 2029 Term High Yield and Income
Shares sold 6,850,000 $ 161,022,321 9,300,000 $ 218,535,978
Shares redeemed
(950,000) (22,382,247) (150,000) (3,360,657)
5,900,000 $ 138,640,074 9,150,000 $ 215,175,321
iBonds 2030 Term High Yield and Income
Shares sold 2,050,000 $ 54,205,742 1,650,000 $ 43,537,696
iBonds 2032 Term High Yield and Income
Shares sold 350,000 $ 8,910,197 500,000 $ 12,536,266
Shares redeemed
— — (100,000) (2,483,234)
350,000 $ 8,910,197 400,000 $ 10,053,032
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds 2033 Term High Yield and Income
(a)
Shares sold .......................................................................... 450,000 $ 11,270,441
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2026
ishares Semi-Annual Financial Statements and Additional Information
48
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
49
Board Review and Approval of Investment Advisory Contract
iShares iBonds 2033 Term High Yield and Income ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA
:
The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale
:
The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
50
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates
:
Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
51
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca
iShares iBonds Dec 2033 Term Corporate ETF | IBDY | NYSE Arca
iShares iBonds Dec 2035 Term Corporate ETF | IBCA | NYSE Arca
iShares iBonds Dec 2036 Term Corporate ETF | IBCB | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 ... USD 2,360 $ 2,348,796
General Electric Co., 6.75%, 03/15/32 ...... 6,380 7,086,919
Howmet Aerospace, Inc., 4.55%, 11/15/32 .... 2,540 2,498,427
Leidos, Inc., 5.40%, 03/15/32 ........... 2,520 2,565,628
Lockheed Martin Corp., 3.90%, 06/15/32
(a)
... 3,878 3,759,945
RTX Corp., 2.38%, 03/15/32 ............ 5,118 4,523,181
22,782,896
Automobile Components — 0.1%
Lear Corp., 2.60%, 01/15/32 ............ 1,866 1,648,449
Automobiles — 1.9%
Ford Motor Co.
3.25% , 02/12/32 ................... 12,785 11,217,197
6.10% , 08/19/32
(a)
.................. 8,705 8,866,316
General Motors Co., 5.60%, 10/15/32
(a)
..... 6,415 6,582,963
Honda Motor Co. Ltd., 2.97%, 03/10/32 ..... 4,272 3,830,905
30,497,381
Banks — 3.2%
Bank of Nova Scotia (The), 2.45%, 02/02/32
(a)
. 4,384 3,894,022
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ....................... 5,269 4,954,233
Citigroup, Inc., 6.63%, 06/15/32
(a)
......... 5,088 5,534,600
Citizens Financial Group, Inc., 2.64%, 09/30/32 3,335 2,859,744
Keybank National Association, 4.90%, 08/08/32 3,720 3,651,407
Royal Bank of Canada, 3.88%, 05/04/32 ..... 5,138 4,948,979
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ....................... 2,990 3,075,244
Toronto-Dominion Bank (The)
2.45% , 01/12/32 ................... 2,984 2,644,233
5.30% , 01/30/32 ................... 3,550 3,642,501
3.20% , 03/10/32 ................... 7,627 7,032,060
4.46% , 06/08/32 ................... 10,193 10,037,840
52,274,863
Beverages — 2.1%
Coca-Cola Co. (The), 2.25%, 01/05/32 ...... 10,053 9,021,441
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 3,560 2,985,048
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
.. 3,556 3,529,053
Diageo Capital plc, 2.13%, 04/29/32
(a)
...... 4,165 3,601,506
Keurig Dr Pepper, Inc., 4.05%, 04/15/32
(a)
.... 4,411 4,186,781
PepsiCo, Inc.
3.90% , 07/18/32 ................... 6,342 6,154,314
4.65% , 07/23/32 ................... 4,430 4,454,694
33,932,837
Biotechnology — 0.5%
Amgen, Inc.
2.00% , 01/15/32 ................... 5,076 4,390,992
3.35% , 02/22/32 ................... 4,990 4,647,619
9,038,611
Broadline Retail — 1.6%
Amazon.com, Inc.
3.60% , 04/13/32 ................... 12,525 11,934,126
4.70% , 12/01/32 ................... 11,207 11,312,702
eBay, Inc., 6.30%, 11/22/32 ............. 2,266 2,443,269
25,690,097
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ........ 2,803 2,421,831
Fortune Brands Innovations, Inc., 4.00%,
03/25/32
(a)
...................... 2,392 2,259,095
Johnson Controls International plc, 4.90%,
12/01/32 ....................... 3,490 3,502,793
8,183,719
Security
Par (000)
Par (000) Value
Capital Markets — 4.7%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
.. USD 2,832 $ 2,816,888
Apollo Debt Solutions BDC, 6.55%, 03/15/32 .. 2,660 2,692,474
Ares Capital Corp., 5.80%, 03/08/32 ....... 5,215 5,177,695
Ares Strategic Income Fund, 6.20%, 03/21/32 . 3,974 3,941,928
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32 ....................... 2,223 2,009,536
Blackstone Private Credit Fund, 6.00%, 01/29/32 5,240 5,146,150
Blue Owl Finance LLC, 4.38%, 02/15/32 ..... 2,088 1,878,787
Brookfield Finance I UK plc, 2.34%, 01/30/32 .. 3,295 2,852,729
Cboe Global Markets, Inc., 3.00%, 03/16/32 .. 1,875 1,723,654
Charles Schwab Corp. (The), 2.90%, 03/03/32
(a)
5,578 5,062,408
CME Group, Inc., 2.65%, 03/15/32 ........ 4,171 3,790,253
FactSet Research Systems, Inc., 3.45%,
03/01/32
(a)
...................... 2,529 2,293,133
Intercontinental Exchange, Inc., 1.85%,
09/15/32
(a)
...................... 7,851 6,636,053
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,728 2,316,190
Moody's Corp., 4.25%, 08/08/32 .......... 2,785 2,717,239
Morgan Stanley, 7.25%, 04/01/32
(a)
........ 4,925 5,584,407
Nomura Holdings, Inc., 3.00%, 01/22/32 ..... 3,960 3,571,250
Northern Trust Corp., 6.13%, 11/02/32 ...... 5,057 5,417,534
S&P Global, Inc., 2.90%, 03/01/32 ........ 7,491 6,843,573
UBS Americas, Inc., 7.13%, 07/15/32
(a)
...... 3,766 4,201,680
76,673,561
Chemicals — 1.2%
Air Products & Chemicals, Inc., 4.90%, 10/11/32 2,570 2,602,441
Albemarle Corp., 5.05%, 06/01/32
(a)
........ 2,010 2,012,476
Cabot Corp., 5.00%, 06/30/32
(a)
.......... 2,044 2,047,927
Ecolab, Inc., 2.13%, 02/01/32
(a)
.......... 3,475 3,056,959
EIDP, Inc., 5.13%, 05/15/32 ............ 2,535 2,577,949
Nutrien Ltd., 5.25%, 03/12/32
(a)
.......... 2,940 3,000,731
RPM International, Inc., 2.95%, 01/15/32 .... 1,569 1,414,123
Sherwin-Williams Co. (The), 2.20%, 03/15/32 .. 2,694 2,351,410
19,064,016
Commercial Services & Supplies — 1.4%
Cintas Corp. No. 2, 4.00%, 05/01/32 ....... 3,701 3,602,006
RELX Capital, Inc., 4.75%, 05/20/32
(a)
...... 2,533 2,534,935
Republic Services, Inc., 1.75%, 02/15/32 .... 3,968 3,401,654
Waste Connections, Inc.
2.20% , 01/15/32 ................... 3,369 2,957,188
3.20% , 06/01/32 ................... 2,355 2,174,006
Waste Management, Inc.
4.80% , 03/15/32 ................... 3,710 3,751,718
4.15% , 04/15/32
(a)
.................. 4,968 4,869,328
23,290,835
Communications Equipment — 0.7%
Cisco Systems, Inc., 4.95%, 02/24/32 ...... 5,035 5,136,245
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 2,875 2,977,396
5.20% , 08/15/32 ................... 2,670 2,708,652
10,822,293
Construction & Engineering — 0.1%
Quanta Services, Inc., 2.35%, 01/15/32
(a)
.... 2,458 2,155,933
Consumer Finance — 3.1%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 . 20,580 18,822,809
American Honda Finance Corp., 5.15%, 07/09/32 3,775 3,785,223
Capital One Financial Corp., 6.70%, 11/29/32 .. 3,775 4,116,044
Ford Motor Credit Co. LLC, 6.53%, 03/19/32
(a)
. 3,775 3,906,655
General Motors Financial Co., Inc.
3.10% , 01/12/32 ................... 5,760 5,203,879
5.63% , 04/04/32 ................... 4,280 4,390,136

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
John Deere Capital Corp.
(a)
3.90% , 06/07/32 ................... USD 2,311 $ 2,234,844
4.35% , 09/15/32 ................... 3,415 3,385,113
Toyota Motor Credit Corp.
2.40% , 01/13/32 ................... 1,934 1,720,302
4.65% , 09/03/32 ................... 3,920 3,900,178
51,465,183
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp., 1.75%, 04/20/32 .... 5,352 4,643,886
Dollar General Corp., 5.00%, 11/01/32
(a)
..... 3,394 3,384,174
Target Corp.
4.50% , 09/15/32
(a)
.................. 4,725 4,748,774
6.35% , 11/01/32 ................... 1,807 1,974,148
Walmart, Inc., 4.15%, 09/09/32
(a)
......... 6,205 6,169,813
20,920,795
Containers & Packaging — 0.5%
AptarGroup, Inc., 3.60%, 03/15/32
(a)
....... 1,816 1,682,785
Avery Dennison Corp., 2.25%, 02/15/32 ..... 2,420 2,107,157
Sonoco Products Co., 2.85%, 02/01/32
(a)
.... 2,528 2,272,577
WRKCo, Inc., 4.20%, 06/01/32 ........... 2,635 2,527,197
8,589,716
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 2,664 2,319,528
Diversified Consumer Services — 0.2%
Johns Hopkins University (The), Series A, 4.71%,
07/01/32
(a)
...................... 1,470 1,481,245
Yale University, Series 2025, 4.70%, 04/15/32 . 1,865 1,891,277
3,372,522
Diversified REITs — 1.3%
Broadstone Net Lease LLC, 5.00%, 11/01/32 .. 1,650 1,627,426
GLP Capital LP, 3.25%, 01/15/32 ......... 4,116 3,683,513
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
. 1,673 1,497,482
Simon Property Group LP
2.25% , 01/15/32 ................... 3,414 2,993,919
2.65% , 02/01/32
(a)
.................. 3,893 3,481,381
VICI Properties LP, 5.13%, 05/15/32 ....... 7,329 7,264,775
WP Carey, Inc., 2.45%, 02/01/32 ......... 1,699 1,489,225
22,037,721
Diversified Telecommunication Services — 4.1%
AT&T, Inc.
2.25% , 02/01/32 ................... 12,536 10,934,358
4.55% , 11/01/32 ................... 6,010 5,892,587
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
......... 2,176 1,884,673
Comcast Corp.
4.95% , 05/15/32 ................... 3,320 3,342,722
5.50% , 11/15/32
(a)
.................. 5,102 5,292,100
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 2,581 3,161,156
Sprint Capital Corp., 8.75%, 03/15/32 ...... 9,791 11,645,770
TELUS Corp., 3.40%, 05/13/32 .......... 4,672 4,254,786
Verizon Communications, Inc., 2.36%, 03/15/32 23,383 20,448,055
66,856,207
Electric Utilities — 7.3%
AEP Texas, Inc., 4.70%, 05/15/32 ......... 2,450 2,416,457
Alabama Power Co.
3.05% , 03/15/32 ................... 3,877 3,568,632
3.94% , 09/01/32
(a)
.................. 2,133 2,050,085
American Electric Power Co., Inc., 5.95%,
11/01/32 ....................... 2,608 2,749,030
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ....................... 2,620 2,568,850
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Arizona Public Service Co., 6.35%, 12/15/32 .. USD 2,032 $ 2,170,100
CenterPoint Energy Houston Electric LLC
(a)
Series AG , 3.00% , 03/01/32 ........... 1,625 1,483,681
Series ai. , 4.45% , 10/01/32 ............ 2,490 2,453,652
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32
(a)
...................... 1,498 1,387,933
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32
(a)
...................... 1,240 1,358,924
DTE Electric Co., Series A, 3.00%, 03/01/32
(a)
. 2,550 2,350,793
Duke Energy Carolinas LLC
2.85% , 03/15/32 ................... 2,540 2,311,204
6.45% , 10/15/32 ................... 1,835 1,991,029
Duke Energy Corp., 4.50%, 08/15/32
(a)
...... 5,876 5,789,103
Duke Energy Progress LLC, 3.40%, 04/01/32 .. 2,597 2,429,790
Edison International, 5.25%, 03/15/32 ...... 2,780 2,742,554
Entergy Louisiana LLC, 2.35%, 06/15/32 .... 2,530 2,219,602
Eversource Energy, 3.38%, 03/01/32 ....... 3,393 3,120,326
Exelon Corp., 3.35%, 03/15/32
(a)
.......... 2,910 2,687,933
Florida Power & Light Co., 2.45%, 02/03/32
(a)
.. 7,640 6,854,149
Georgia Power Co., 4.70%, 05/15/32 ....... 3,485 3,496,074
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 ................... 5,226 4,615,739
5.30% , 03/15/32 ................... 3,395 3,480,336
5.00% , 07/15/32 ................... 5,210 5,258,379
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 2,520 2,803,432
4.15% , 06/01/32 ................... 1,940 1,883,877
4.55% , 09/15/32 ................... 3,580 3,537,655
Pacific Gas & Electric Co.
4.40% , 03/01/32 ................... 2,109 2,041,134
5.90% , 06/15/32
(a)
.................. 2,869 2,978,480
5.05% , 10/15/32
(a)
.................. 4,520 4,506,245
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................. 1,532 1,483,666
Public Service Electric & Gas Co.
3.10% , 03/15/32 ................... 2,583 2,375,919
4.90% , 12/15/32
(a)
.................. 2,079 2,102,283
Southern California Edison Co.
(a)
2.75% , 02/01/32 ................... 2,510 2,235,993
5.95% , 11/01/32 ................... 3,927 4,103,373
Southern Co. (The), 5.70%, 10/15/32 ....... 2,452 2,562,645
Tucson Electric Power Co., 3.25%, 05/15/32
(a)
. 1,753 1,608,105
Union Electric Co., 2.15%, 03/15/32
(a)
...... 2,551 2,236,401
Virginia Electric & Power Co., 2.40%, 03/30/32 . 3,319 2,934,317
Wisconsin Electric Power Co., 4.75%, 09/30/32
(a)
2,346 2,369,459
Wisconsin Power & Light Co., 3.95%, 09/01/32 . 3,145 3,000,224
Xcel Energy, Inc., 4.60%, 06/01/32 ........ 3,512 3,456,165
119,773,728
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32
(a)
.......... 3,566 3,458,508
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%, 07/01/32
(a)
3,191 3,258,578
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 2,695 2,395,536
Avnet, Inc., 5.50%, 06/01/32
(a)
........... 1,583 1,604,649
Flex Ltd., 5.25%, 01/15/32 ............. 3,270 3,287,063
Tyco Electronics Group SA, 2.50%, 02/04/32 .. 3,088 2,748,905
13,294,731
Entertainment — 0.3%
(a)
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ....................... 2,569 2,449,608
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 . 2,539 2,844,458
5,294,066

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 3.3%
Block Financial LLC, 5.38%, 09/15/32 ...... USD 1,850 $ 1,804,771
Corebridge Financial, Inc., 3.90%, 04/05/32 ... 7,716 7,258,300
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................. 3,771 3,773,025
Global Payments, Inc.
5.40% , 08/15/32 ................... 3,820 3,795,530
5.20% , 11/15/32 ................... 5,050 4,934,281
Jackson Financial, Inc., 5.67%, 06/08/32 .... 1,813 1,834,360
Mastercard, Inc.
(a)
4.35% , 01/15/32 ................... 5,770 5,729,147
4.95% , 03/15/32 ................... 2,520 2,587,350
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 ................... 2,491 2,889,736
2.75% , 04/15/32 ................... 2,445 2,202,986
4.02% , 11/01/32 ................... 2,915 2,802,438
4.15% , 12/15/32 ................... 1,995 1,939,177
ORIX Corp.
4.00% , 04/13/32 ................... 2,561 2,448,813
5.20% , 09/13/32
(a)
.................. 2,496 2,539,262
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
.... 5,105 5,004,534
Woodside Finance Ltd., 5.70%, 05/19/32
(a)
... 2,285 2,371,531
53,915,241
Food Products — 2.4%
Archer-Daniels-Midland Co.
2.90% , 03/01/32
(a)
.................. 4,001 3,652,920
5.94% , 10/01/32 ................... 1,704 1,821,097
Hershey Co. (The), 4.95%, 02/24/32 ....... 2,405 2,457,386
J M Smucker Co. (The), 2.13%, 03/15/32 .... 2,006 1,725,550
JBS NV
3.63% , 01/15/32 ................... 4,700 4,348,650
3.00% , 05/15/32 ................... 5,145 4,582,032
Kraft Heinz Foods Co.
5.20% , 03/15/32 ................... 2,555 2,588,116
6.75% , 03/15/32
(b)
.................. 1,593 1,723,782
Mondelez International, Inc.
3.00% , 03/17/32 ................... 3,921 3,556,752
1.88% , 10/15/32
(a)
.................. 3,390 2,886,116
Pilgrim's Pride Corp., 3.50%, 03/01/32
(a)
..... 4,537 4,144,552
Unilever Capital Corp., 5.90%, 11/15/32 ..... 4,950 5,344,164
38,831,117
Gas Utilities — 0.5%
Atmos Energy Corp., 5.45%, 10/15/32 ...... 1,530 1,588,414
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ....................... 2,606 2,557,280
ONE Gas, Inc., 4.25%, 09/01/32
(a)
......... 1,555 1,517,693
Southwest Gas Corp., 4.05%, 03/15/32 ..... 3,124 2,982,374
8,645,761
Ground Transportation — 1.2%
Canadian National Railway Co., 3.85%,
08/05/32
(a)
...................... 4,168 3,985,791
CSX Corp., 4.10%, 11/15/32
(a)
........... 5,004 4,870,513
Norfolk Southern Corp., 3.00%, 03/15/32 .... 3,177 2,910,583
Triton Container International Ltd., 3.25%,
03/15/32
(a)
...................... 3,167 2,830,771
Union Pacific Corp., 2.80%, 02/14/32 ....... 6,536 5,957,740
20,555,398
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc., 2.54%, 02/01/32 ... 7,828 6,651,366
Becton Dickinson & Co., 4.30%, 08/22/32
(a)
... 2,603 2,521,188
GE HealthCare Technologies, Inc., 5.91%,
11/22/32 ....................... 8,625 9,097,390
18,269,944
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 4.5%
Adventist Health System, 5.43%, 03/01/32 ... USD 1,555 $ 1,575,864
Cigna Group (The), 4.88%, 09/15/32 ....... 6,540 6,548,258
CVS Health Corp., 5.00%, 09/15/32
(a)
....... 3,875 3,884,303
Elevance Health, Inc.
4.10% , 05/15/32
(a)
.................. 2,820 2,708,906
4.60% , 09/15/32 ................... 3,970 3,907,003
5.50% , 10/15/32 ................... 3,171 3,267,612
HCA, Inc.
5.50% , 03/01/32 ................... 3,645 3,734,145
3.63% , 03/15/32 ................... 9,451 8,815,900
4.60% , 11/15/32 ................... 5,645 5,514,364
Humana, Inc., 2.15%, 02/03/32
(a)
......... 3,979 3,432,712
Laboratory Corp. of America Holdings, 4.55%,
04/01/32
(a)
...................... 2,490 2,462,025
McKesson Corp., 4.95%, 05/30/32
(a)
....... 3,295 3,343,928
PeaceHealth Obligated Group, 4.86%, 11/15/32 1,500 1,495,600
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ....................... 1,680 1,460,884
Providence St Joseph Health Obligated Group,
5.37%, 10/01/32 .................. 2,155 2,205,772
Sutter Health, Series 2025, 5.21%, 08/15/32 .. 2,575 2,634,310
UnitedHealth Group, Inc.
4.95% , 01/15/32 ................... 7,295 7,391,847
4.20% , 05/15/32 ................... 7,987 7,790,028
Universal Health Services, Inc., 2.65%, 01/15/32 2,801 2,454,010
74,627,471
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ....................... 4,694 3,922,478
Healthpeak OP LLC, 5.25%, 12/15/32 ...... 3,861 3,896,492
Ventas Realty LP, 5.10%, 07/15/32 ........ 2,735 2,766,777
Welltower OP LLC
2.75% , 01/15/32 ................... 2,486 2,241,870
3.85% , 06/15/32
(a)
.................. 3,035 2,890,319
15,717,936
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.70%, 06/15/32 ... 2,475 2,546,248
Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 2,555 2,640,537
Marriott International, Inc.
5.10% , 04/15/32
(a)
.................. 2,160 2,193,012
Series GG , 3.50% , 10/15/32 ........... 5,289 4,874,272
McDonald's Corp., 4.60%, 09/09/32
(a)
....... 3,670 3,684,634
Starbucks Corp., 3.00%, 02/14/32 ......... 5,204 4,761,124
18,153,579
Household Durables — 0.1%
PulteGroup, Inc., 7.88%, 06/15/32 ......... 1,583 1,821,726
Household Products — 0.9%
Church & Dwight Co., Inc., 5.60%, 11/15/32 ... 2,718 2,853,673
Clorox Co. (The), 4.60%, 05/01/32 ........ 3,079 3,042,213
Colgate-Palmolive Co., 3.25%, 08/15/32 ..... 2,294 2,155,834
Procter & Gamble Co. (The)
(a)
2.30% , 02/01/32 ................... 3,920 3,556,794
4.10% , 11/03/32 ................... 4,160 4,093,449
15,701,963
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), 5.80%, 03/15/32 ........ 3,295 3,350,756
Industrial Conglomerates — 0.1%
Pentair Finance SARL, 5.90%, 07/15/32 ..... 2,040 2,130,757

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32
(a)
................. USD 2,093 $ 2,084,408
Prologis LP, 2.25%, 01/15/32 ............ 2,509 2,207,831
4,292,239
Insurance — 2.5%
Aon Corp., 5.00%, 09/12/32
(a)
........... 2,499 2,513,558
Arthur J Gallagher & Co., 5.00%, 02/15/32 ... 2,617 2,623,276
Assurant, Inc., 2.65%, 01/15/32 .......... 1,800 1,576,952
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32
(a)
...................... 5,095 4,722,908
Brown & Brown, Inc.
4.20% , 03/17/32 ................... 3,021 2,866,431
5.25% , 06/23/32
(a)
.................. 2,640 2,633,258
Fairfax Financial Holdings Ltd., 5.63%,
08/16/32
(a)
...................... 3,040 3,125,769
Globe Life, Inc., 4.80%, 06/15/32
(a)
........ 2,075 2,058,790
Kemper Corp., 3.80%, 02/23/32
(a)
......... 2,052 1,869,215
Lincoln National Corp., 3.40%, 03/01/32
(a)
.... 1,546 1,407,636
Manulife Financial Corp., 3.70%, 03/16/32 .... 4,003 3,808,204
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,558 2,685,339
MetLife, Inc., 6.50%, 12/15/32 ........... 3,213 3,525,664
Progressive Corp. (The)
3.00% , 03/15/32 ................... 2,502 2,289,919
6.25% , 12/01/32 ................... 2,121 2,306,905
Prudential Funding Asia plc, 3.63%, 03/24/32
(a)
. 1,830 1,727,226
41,741,050
Interactive Media & Services — 2.5%
Alphabet, Inc., 4.38%, 11/15/32 .......... 6,155 6,086,369
Meta Platforms, Inc.
3.85% , 08/15/32 ................... 15,261 14,538,508
4.60% , 11/15/32 ................... 20,170 19,915,535
40,540,412
IT Services — 1.0%
International Business Machines Corp.
2.72% , 02/09/32 ................... 2,520 2,253,597
5.00% , 02/10/32
(a)
.................. 4,355 4,391,998
4.40% , 07/27/32
(a)
.................. 3,535 3,452,789
5.88% , 11/29/32
(a)
.................. 3,206 3,401,709
VeriSign, Inc., 5.25%, 06/01/32
(a)
......... 2,525 2,557,454
16,057,547
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32
(a)
....... 2,436 2,307,585
Life Sciences Tools & Services — 0.7%
(a)
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 .. 4,024 3,748,236
Thermo Fisher Scientific, Inc.
4.47% , 10/07/32 ................... 4,180 4,132,221
4.95% , 11/21/32 ................... 2,931 2,974,243
10,854,700
Machinery — 0.4%
Flowserve Corp., 2.80%, 01/15/32
(a)
....... 2,636 2,330,612
Stanley Black & Decker, Inc., 3.00%, 05/15/32
(a)
2,681 2,420,062
Timken Co. (The), 4.13%, 04/01/32 ........ 1,745 1,655,925
6,406,599
Media — 0.3%
Charter Communications Operating LLC, 2.30%,
02/01/32
(a)
...................... 5,048 4,320,040
Metals & Mining — 1.4%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
........ 5,089 5,628,819
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 3,760 3,847,786
Newmont Corp., 2.60%, 07/15/32
(a)
........ 4,199 3,793,685
Nucor Corp., 3.13%, 04/01/32 ........... 2,847 2,633,801
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. USD 6,280 $ 6,390,909
22,295,000
Multi-Utilities — 1.1%
Ameren Illinois Co., 3.85%, 09/01/32 ....... 2,661 2,535,424
Consumers Energy Co., 3.60%, 08/15/32
(a)
... 1,668 1,574,665
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............. 2,146 2,081,315
5.38% , 11/15/32
(a)
.................. 4,455 4,555,575
Puget Energy, Inc., 4.22%, 03/15/32 ....... 2,266 2,163,719
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 .................. 2,579 2,350,422
Southern Co. Gas Capital Corp., 5.15%,
09/15/32
(a)
...................... 2,586 2,624,237
17,885,357
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32
(a)
..... 4,367 3,788,416
Cousins Properties LP, 5.38%, 02/15/32
(a)
.... 1,990 2,012,045
Kilroy Realty LP, 2.50%, 11/15/32 ......... 2,267 1,866,406
Piedmont Operating Partnership LP, 2.75%,
04/01/32
(a)
...................... 1,500 1,272,330
8,939,197
Oil, Gas & Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32
(a)
... 2,397 2,213,871
BP Capital Markets America, Inc., 2.72%,
01/12/32 ....................... 10,229 9,259,605
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ....................... 1,730 1,927,855
Cenovus Energy, Inc., 2.65%, 01/15/32 ..... 2,586 2,311,276
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 6,239 5,707,798
Chevron USA, Inc.
(a)
4.82% , 04/15/32 ................... 3,150 3,206,098
4.50% , 10/15/32 ................... 6,645 6,658,117
ConocoPhillips, 5.90%, 10/15/32 ......... 2,740 2,945,937
ConocoPhillips Co., 4.85%, 01/15/32 ....... 3,205 3,257,613
DCP Midstream Operating LP, 3.25%, 02/15/32 1,966 1,797,223
Devon Energy Corp., 7.95%, 04/15/32 ...... 1,760 2,024,253
EOG Resources, Inc., 5.00%, 07/15/32
(a)
.... 6,515 6,603,006
Expand Energy Corp., 4.75%, 02/01/32 ..... 5,810 5,695,930
HF Sinclair Corp., 5.50%, 09/01/32 ........ 2,555 2,584,435
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ....................... 1,511 1,724,546
Kinder Morgan, Inc., 7.75%, 01/15/32 ...... 5,047 5,777,890
MPLX LP, 4.95%, 09/01/32
(a)
............ 5,226 5,225,985
Occidental Petroleum Corp., 5.38%, 01/01/32
(a)
5,125 5,243,430
ONEOK, Inc.
4.95% , 10/15/32 ................... 3,955 3,925,582
6.10% , 11/15/32 ................... 3,694 3,899,215
Suncor Energy, Inc., 7.15%, 02/01/32 ...... 2,274 2,521,167
Targa Resources Partners LP, 4.00%, 01/15/32
(a)
5,024 4,776,404
Texas Eastern Transmission LP, 7.00%, 07/15/32 2,227 2,473,096
Valero Energy Corp., 7.50%, 04/15/32 ...... 3,752 4,259,061
Williams Cos., Inc. (The)
8.75% , 03/15/32
(b)
.................. 1,988 2,366,275
4.65% , 08/15/32
(a)
.................. 5,396 5,335,729
103,721,397
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
...................... 5,048 4,494,191
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32
(a)
..... 1,966 1,831,293
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 .. 2,172 1,910,812

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2020-1 , Class A , 4.00% , 11/15/32
(a)
.. USD 1,921 $ 1,804,663
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32
(a)
......... 2,476 2,264,410
7,811,178
Personal Care Products — 0.8%
Haleon US Capital LLC, 3.63%, 03/24/32 .... 10,114 9,520,555
Kenvue, Inc., 4.85%, 05/22/32
(a)
.......... 3,435 3,471,831
12,992,386
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 ... 8,608 7,893,332
Eli Lilly & Co.
4.90% , 02/12/32 ................... 4,805 4,904,168
4.55% , 10/15/32
(a)
.................. 5,155 5,150,548
Johnson & Johnson, 4.85%, 03/01/32
(a)
..... 5,745 5,910,434
Merck & Co., Inc.
4.55% , 09/15/32
(a)
.................. 5,055 5,056,552
4.45% , 12/04/32 ................... 4,915 4,870,037
Novartis Capital Corp., 4.30%, 11/05/32
(a)
.... 4,305 4,244,187
Pfizer, Inc., 4.50%, 11/15/32 ............ 6,520 6,457,188
Sanofi SA, 4.20%, 11/03/32 ............ 5,520 5,415,031
Zoetis, Inc., 5.60%, 11/16/32
(a)
........... 3,800 3,969,763
53,871,240
Professional Services — 0.8%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ....................... 4,970 5,005,565
Paychex, Inc., 5.35%, 04/15/32 .......... 7,580 7,645,387
12,650,952
Residential REITs — 1.3%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,930 2,729,787
AvalonBay Communities, Inc., 2.05%, 01/15/32
(a)
3,825 3,338,008
ERP Operating LP, 4.95%, 06/15/32 ....... 2,725 2,749,630
Essex Portfolio LP, 2.65%, 03/15/32 ....... 3,441 3,041,415
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 .................. 3,020 2,870,282
Mid-America Apartments LP, 5.30%, 02/15/32
(a)
1,850 1,905,817
Sun Communities Operating LP, 4.20%, 04/15/32 2,972 2,851,912
UDR, Inc., 2.10%, 08/01/32 ............. 2,235 1,896,351
21,383,202
Retail REITs — 1.2%
Agree LP, 4.80%, 10/01/32 ............. 1,707 1,687,687
Brixmor Operating Partnership LP, 5.20%,
04/01/32
(a)
...................... 1,970 1,989,205
Kimco Realty OP LLC, 3.20%, 04/01/32 ..... 2,862 2,643,737
Kite Realty Group LP, 5.20%, 08/15/32 ...... 1,280 1,287,253
Phillips Edison Grocery Center Operating
Partnership I LP, 5.25%, 08/15/32 ....... 1,845 1,873,206
Realty Income Corp.
2.70% , 02/15/32
(a)
.................. 1,803 1,609,449
5.63% , 10/13/32
(a)
.................. 3,668 3,823,977
2.85% , 12/15/32 ................... 3,739 3,319,682
Regency Centers LP, 5.00%, 07/15/32 ...... 2,280 2,301,637
20,535,833
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 2,367 2,304,479
Analog Devices, Inc., 4.25%, 10/01/32 ...... 785 771,531
Broadcom, Inc.
4.55% , 02/15/32 ................... 4,515 4,481,018
4.15% , 04/15/32
(c)
.................. 6,167 5,977,944
5.20% , 04/15/32 ................... 5,580 5,716,777
4.90% , 07/15/32 ................... 8,550 8,626,452
4.30% , 11/15/32
(a)
.................. 10,079 9,837,024
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
4.15% , 08/05/32 ................... USD 5,928 $ 5,699,191
4.00% , 12/15/32 ................... 4,090 3,869,193
KLA Corp., 4.65%, 07/15/32 ............ 5,140 5,166,978
Micron Technology, Inc., 2.70%, 04/15/32 .... 5,253 4,691,426
NXP BV
2.65% , 02/15/32
(a)
.................. 5,070 4,501,747
4.85% , 08/19/32 ................... 1,735 1,721,916
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
.................. 5,925 5,027,992
4.25% , 05/20/32 ................... 2,360 2,322,426
4.75% , 05/20/32 ................... 2,210 2,227,583
Texas Instruments, Inc., 3.65%, 08/16/32
(a)
... 2,188 2,087,820
TSMC Arizona Corp., 4.25%, 04/22/32 ...... 5,040 4,994,787
80,026,284
Software — 2.9%
Oracle Corp.
5.25% , 02/03/32 ................... 6,480 6,378,178
4.80% , 09/26/32 ................... 15,125 14,379,369
6.25% , 11/09/32 ................... 11,248 11,538,353
Roper Technologies, Inc., 4.75%, 02/15/32
(a)
.. 2,595 2,568,557
Synopsys, Inc., 5.00%, 04/01/32 .......... 7,605 7,685,615
Workday, Inc., 3.80%, 04/01/32 .......... 6,358 5,919,551
48,469,623
Specialized REITs — 1.3%
American Tower Corp.
4.05% , 03/15/32 ................... 3,136 3,014,267
4.70% , 12/15/32 ................... 4,275 4,218,746
CubeSmart LP, 2.50%, 02/15/32 .......... 2,522 2,213,873
Equinix, Inc., 3.90%, 04/15/32 ........... 6,126 5,810,934
Extra Space Storage LP, 2.35%, 03/15/32 .... 2,969 2,569,863
Weyerhaeuser Co., 7.38%, 03/15/32
(a)
...... 3,368 3,764,550
21,592,233
Specialty Retail — 2.5%
AutoNation, Inc., 3.85%, 03/01/32 ......... 3,575 3,335,788
AutoZone, Inc., 4.75%, 08/01/32 .......... 3,770 3,740,529
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
. 3,789 3,454,472
Home Depot, Inc. (The)
3.25% , 04/15/32 ................... 6,271 5,857,978
4.50% , 09/15/32 ................... 6,233 6,226,507
Lowe's Cos., Inc.
3.75% , 04/01/32
(a)
.................. 7,330 6,961,416
4.50% , 10/15/32 ................... 6,680 6,564,059
O'Reilly Automotive, Inc., 4.70%, 06/15/32 .... 4,231 4,217,292
40,358,041
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
4.50% , 05/12/32
(a)
.................. 4,885 4,959,080
3.35% , 08/08/32 ................... 7,255 6,910,016
Dell International LLC
5.30% , 04/01/32 ................... 5,030 5,127,654
4.75% , 10/06/32 ................... 6,375 6,305,704
HP, Inc., 4.20%, 04/15/32
(a)
............. 3,489 3,331,334
NetApp, Inc., 5.50%, 03/17/32 ........... 3,240 3,313,949
29,947,737
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 2,560 2,602,679
Tapestry, Inc., 3.05%, 03/15/32 .......... 2,377 2,141,785
4,744,464

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Tobacco — 2.0%
Altria Group, Inc., 2.45%, 02/04/32 ........ USD 9,057 $ 7,973,919
BAT Capital Corp.
4.74% , 03/16/32 ................... 4,541 4,535,734
5.35% , 08/15/32 ................... 5,170 5,314,094
7.75% , 10/19/32 ................... 2,940 3,372,151
Philip Morris International, Inc.
4.25% , 10/29/32 ................... 4,425 4,297,377
5.75% , 11/17/32 ................... 7,639 8,035,201
33,528,476
Trading Companies & Distributors — 0.4%
GATX Corp., 3.50%, 06/01/32 ........... 2,362 2,182,928
Sumisho Air Lease Corp., 2.88%, 01/15/32
(a)
.. 4,117 3,664,897
5,847,825
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32
(a)
4,024 3,964,367
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 4.70%, 07/21/32 ... 3,615 3,587,997
Rogers Communications, Inc., 3.80%, 03/15/32 9,935 9,282,520
T-Mobile USA, Inc.
2.70% , 03/15/32 ................... 5,275 4,694,308
5.13% , 05/15/32 ................... 6,030 6,106,190
Vodafone Group plc, 6.25%, 11/30/32 ...... 2,553 2,733,925
26,404,940
Total Long-Term Investments — 98 .3%
(Cost: $ 1,601,506,370 ) ............................ 1,615,690,188
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 155,820,000 $ 155,866,747
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 13,300,589 13,300,589
Total Short-Term Securities — 10 .3%
(Cost: $ 169,168,373 ) .............................. 169,167,336
Total Investments — 108 .6%
(Cost: $ 1,770,674,743 ) ............................ 1,784,857,524
Liabilities in Excess of Other Assets — (8.6) % ............. (141,860,554)
Net Assets — 100.0% ...............................
$ 1,642,996,970
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 104,370,328 $ 51,534,646
(a)
$ — $ (21,713) $ (16,514) $ 155,866,747 155,820,000 $ 171,835
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,706,501 3,594,088
(a)
— — — 13,300,589 13,300,589 98,437 —
$ (21,713) $ (16,514) $ 169,167,336 $ 270,272 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,615,690,188 $ — $ 1,615,690,188
Short-Term Securities
Money Market Funds ...................................... 169,167,336 — — 169,167,336
$ 169,167,336 $ 1,615,690,188 $ — $ 1,784,857,524

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.7%
Boeing Co. (The), 6.13%, 02/15/33 ........ USD 1,398 $ 1,492,631
HEICO Corp., 5.35%, 08/01/33 .......... 2,122 2,158,967
Honeywell Aerospace, Inc., 4.60%, 03/16/33
(a)
. 5,225 5,160,713
L3Harris Technologies, Inc., 5.40%, 07/31/33 .. 5,182 5,317,400
Leidos, Inc., 5.75%, 03/15/33 ........... 2,010 2,085,637
Lockheed Martin Corp., 5.25%, 01/15/33
(b)
... 3,455 3,584,542
Northrop Grumman Corp., 4.70%, 03/15/33 ... 3,494 3,473,401
RTX Corp., 5.15%, 02/27/33 ............ 4,170 4,251,892
Textron, Inc., 6.10%, 11/15/33 ........... 1,282 1,361,665
28,886,848
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(b)
. 3,163 3,219,847
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(b)
.. 1,614 1,658,968
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33
(b)
...... 1,707 1,748,937
Banks — 4.5%
Banco Santander SA
6.92% , 08/08/33 ................... 6,521 7,061,417
6.94% , 11/07/33 ................... 4,890 5,476,353
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ....................... 3,546 3,786,852
Citigroup, Inc.
5.88% , 02/22/33 ................... 1,690 1,760,056
6.00% , 10/31/33 ................... 2,110 2,205,688
Keybank National Association, 5.00%, 01/26/33 3,273 3,237,892
Royal Bank of Canada
5.00% , 02/01/33 ................... 5,638 5,697,195
5.00% , 05/02/33 ................... 2,858 2,889,944
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 ................... 5,600 5,837,476
5.78% , 07/13/33 ................... 2,085 2,173,172
5.81% , 09/14/33
(b)
.................. 2,890 3,025,625
Toronto-Dominion Bank (The), 4.87%, 04/22/33 2,625 2,610,018
Westpac Banking Corp., 6.82%, 11/17/33 .... 2,430 2,656,452
48,418,140
Beverages — 1.3%
Brown-Forman Corp., 4.75%, 04/15/33
(b)
..... 2,237 2,201,764
Constellation Brands, Inc., 4.90%, 05/01/33 ... 2,656 2,626,144
Diageo Capital plc
5.50% , 01/24/33 ................... 2,585 2,672,144
5.63% , 10/05/33 ................... 2,835 2,948,771
PepsiCo, Inc., 4.45%, 02/15/33
(b)
......... 3,226 3,235,127
13,683,950
Biotechnology — 2.4%
AbbVie, Inc., 4.40%, 03/15/33 ........... 4,715 4,622,713
Amgen, Inc.
4.20% , 03/01/33 ................... 2,450 2,361,150
5.25% , 03/02/33 ................... 14,279 14,614,173
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 3,440 3,555,990
25,154,026
Broadline Retail — 1.7%
Amazon.com, Inc.
4.55% , 03/13/33 ................... 11,075 10,931,792
4.35% , 03/20/33 ................... 5,280 5,162,679
MercadoLibre, Inc., 4.90%, 01/15/33 ....... 1,780 1,747,016
17,841,487
Security
Par (000)
Par (000) Value
Building Products — 0.4%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(b)
...................... USD 2,026 $ 2,106,582
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 2,357 2,422,947
4,529,529
Capital Markets — 2.0%
Ameriprise Financial, Inc., 5.15%, 05/15/33 ... 2,862 2,918,289
Brookfield Capital Finance LLC, 6.09%, 06/14/33 1,997 2,096,001
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(b)
...................... 3,385 3,640,799
Intercontinental Exchange, Inc., 4.60%, 03/15/33 5,421 5,369,844
Nomura Holdings, Inc.
6.18% , 01/18/33 ................... 2,220 2,346,164
6.09% , 07/12/33
(b)
.................. 2,325 2,449,586
S&P Global, Inc., 5.25%, 09/15/33 ........ 2,530 2,604,130
21,424,813
Chemicals — 1.1%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(b)
...................... 2,153 2,169,218
Dow Chemical Co. (The), 6.30%, 03/15/33
(b)
.. 2,118 2,233,760
Eastman Chemical Co., 5.75%, 03/08/33
(b)
... 1,748 1,813,970
EIDP, Inc., 4.80%, 05/15/33 ............ 2,240 2,217,292
LYB International Finance III LLC, 5.63%,
05/15/33
(b)
...................... 1,657 1,684,434
Mosaic Co. (The), 5.45%, 11/15/33
(b)
....... 1,768 1,789,392
11,908,066
Commercial Services & Supplies — 1.0%
Republic Services, Inc.
2.38% , 03/15/33
(b)
.................. 2,340 2,024,827
5.00% , 12/15/33 ................... 2,275 2,310,334
Veralto Corp., 5.45%, 09/18/33 .......... 2,475 2,533,351
Waste Connections, Inc., 4.20%, 01/15/33 .... 2,582 2,488,874
Waste Management, Inc., 4.63%, 02/15/33
(b)
.. 1,623 1,621,152
10,978,538
Consumer Finance — 2.4%
AerCap Ireland Capital DAC
4.75% , 01/15/33 ................... 1,470 1,436,316
3.40% , 10/29/33 ................... 5,322 4,729,825
American Honda Finance Corp., Series A, 5.20%,
04/08/33
(b)
...................... 775 774,248
Ford Motor Credit Co. LLC
5.75% , 04/06/33
(b)
.................. 2,820 2,796,067
7.12% , 11/07/33 ................... 4,354 4,618,606
General Motors Financial Co., Inc., 6.40%,
01/09/33 ....................... 3,389 3,604,227
John Deere Capital Corp., Series I, 5.15%,
09/08/33 ....................... 3,550 3,652,827
Toyota Motor Credit Corp.
4.70% , 01/12/33
(b)
.................. 1,620 1,616,538
Series B , 4.60% , 03/11/33 ............. 2,925 2,884,816
26,113,470
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp., 5.45%, 07/05/33 ...... 2,897 2,951,850
Target Corp., 4.40%, 01/15/33
(b)
.......... 1,805 1,793,142
Walmart, Inc.
4.10% , 04/15/33
(b)
.................. 4,973 4,900,493
4.45% , 04/30/33 ................... 2,850 2,837,010
12,482,495
Containers & Packaging — 0.6%
Amcor Finance USA, Inc., 5.63%, 05/26/33 ... 1,630 1,682,279
Avery Dennison Corp., 5.75%, 03/15/33 ..... 1,301 1,353,245
Packaging Corp. of America, 5.70%, 12/01/33 . 1,285 1,335,456

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc., 3.00%, 06/15/33 ........... USD 2,122 $ 1,863,252
6,234,232
Distributors — 0.3%
Genuine Parts Co., 6.88%, 11/01/33 ....... 1,310 1,417,172
LKQ Corp., 6.25%, 06/15/33 ............ 1,605 1,666,774
3,083,946
Diversified REITs — 1.0%
Equinix Europe 2 Financing Corp. LLC, 4.70%,
03/15/33
(b)
...................... 3,835 3,752,879
GLP Capital LP
5.25% , 02/15/33 ................... 2,015 1,984,088
6.75% , 12/01/33 ................... 1,215 1,287,431
Simon Property Group LP, 5.50%, 03/08/33
(b)
.. 2,164 2,243,108
WP Carey, Inc., 2.25%, 04/01/33 ......... 1,585 1,321,563
10,589,069
Diversified Telecommunication Services — 4.8%
AT&T, Inc.
4.75% , 04/30/33 ................... 5,645 5,569,253
2.55% , 12/01/33 ................... 12,510 10,566,291
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(b)
................. 2,694 2,697,717
Comcast Corp.
4.25% , 01/15/33
(b)
.................. 5,660 5,452,540
4.65% , 02/15/33 ................... 3,561 3,518,365
7.05% , 03/15/33 ................... 2,570 2,880,558
4.80% , 05/15/33
(b)
.................. 3,442 3,418,476
Verizon Communications, Inc.
4.75% , 01/15/33
(b)
.................. 4,610 4,552,402
5.05% , 05/09/33
(b)
.................. 3,523 3,562,700
4.50% , 08/10/33 ................... 7,282 7,066,425
6.40% , 09/15/33 ................... 1,255 1,359,060
50,643,787
Electric Utilities — 9.7%
AEP Texas, Inc., 5.40%, 06/01/33 ......... 1,385 1,412,441
Alabama Power Co., 5.85%, 11/15/33 ...... 1,015 1,071,999
American Electric Power Co., Inc., 5.63%,
03/01/33 ....................... 3,022 3,127,497
Arizona Public Service Co., 5.55%, 08/01/33 .. 1,697 1,744,475
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ............ 1,070 1,191,871
4.95% , 04/01/33 ................... 2,017 2,025,784
Commonwealth Edison Co., 4.90%, 02/01/33
(b)
. 1,211 1,220,905
Connecticut Light & Power Co. (The), 4.90%,
07/01/33
(b)
...................... 908 912,451
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ....................... 888 911,232
DTE Electric Co., 5.20%, 04/01/33
(b)
....... 1,999 2,050,242
Duke Energy Carolinas LLC, 4.95%, 01/15/33 . 4,162 4,214,614
Duke Energy Corp., 5.75%, 09/15/33 ....... 1,967 2,055,260
Duke Energy Florida LLC, 5.88%, 11/15/33 ... 2,075 2,198,836
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 1,110 1,134,645
Duke Energy Progress LLC, 5.25%, 03/15/33 .. 1,721 1,765,802
Emera US Finance LLC, 5.20%, 04/01/33 .... 615 610,371
Entergy Arkansas LLC
5.15% , 01/15/33 ................... 1,414 1,440,538
5.30% , 09/15/33 ................... 985 1,010,125
Entergy Louisiana LLC, 4.00%, 03/15/33 .... 2,478 2,360,717
Entergy Mississippi LLC, 5.00%, 09/01/33 .... 1,020 1,021,778
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 1,005 1,062,189
Evergy Metro, Inc., 4.95%, 04/15/33 ....... 955 957,337
Eversource Energy, 5.13%, 05/15/33 ....... 2,615 2,616,624
Exelon Corp., 5.30%, 03/15/33 ........... 2,829 2,894,090
FirstEnergy Transmission LLC, 4.75%, 01/15/33 1,425 1,408,206
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
5.10% , 04/01/33 ................... USD 2,519 $ 2,569,744
4.80% , 05/15/33
(b)
.................. 2,561 2,565,601
Georgia Power Co., 4.95%, 05/17/33 ....... 3,351 3,375,542
Interstate Power & Light Co., 5.70%, 10/15/33 . 1,010 1,050,607
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ....................... 1,330 1,369,814
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33 ....................... 1,353 1,397,229
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33
(b)
...................... 3,342 3,375,918
Ohio Power Co., 5.00%, 06/01/33 ......... 1,425 1,421,505
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,601 1,651,230
Oncor Electric Delivery Co. LLC
(b)
7.25% , 01/15/33 ................... 1,009 1,144,075
5.65% , 11/15/33 ................... 2,661 2,784,413
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 2,390 2,505,536
6.40% , 06/15/33 ................... 3,704 3,937,925
PacifiCorp, 5.45%, 04/15/33 ............ 2,540 2,587,797
PECO Energy Co., 4.90%, 06/15/33 ....... 1,944 1,958,459
PPL Electric Utilities Corp., 5.00%, 05/15/33 .. 1,924 1,941,585
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ....................... 2,087 2,148,098
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ....................... 1,635 1,659,098
Public Service Electric & Gas Co.
4.65% , 03/15/33 ................... 1,679 1,667,204
5.20% , 08/01/33 ................... 1,780 1,821,158
Southern California Edison Co., 4.80%, 03/15/33 1,945 1,903,777
Southern Co. (The), 5.20%, 06/15/33
(b)
...... 2,527 2,555,193
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 1,255 1,272,124
Virginia Electric & Power Co.
5.00% , 04/01/33
(b)
.................. 2,472 2,493,520
5.30% , 08/15/33 ................... 1,294 1,323,579
Vistra Operations Co. LLC, 5.25%, 04/30/33
(a)
. 3,070 3,057,185
Wisconsin Electric Power Co., 5.63%, 05/15/33 1,100 1,158,305
Wisconsin Power & Light Co., 4.95%, 04/01/33 . 1,181 1,183,287
Xcel Energy, Inc., 5.45%, 08/15/33 ........ 2,723 2,779,867
103,079,404
Electrical Equipment — 0.9%
Eaton Corp.
4.50% , 03/06/33 ................... 1,230 1,212,270
4.15% , 03/15/33
(b)
.................. 4,563 4,424,082
Regal Rexnord Corp., 6.40%, 04/15/33 ..... 3,987 4,237,382
9,873,734
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., 4.40%, 02/15/33 ......... 3,920 3,831,739
Jabil, Inc., 4.75%, 02/01/33 ............. 1,020 993,273
4,825,012
Energy Equipment & Services — 0.6%
Baker Hughes Holdings LLC, 4.65%, 06/15/33 . 4,100 4,036,064
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 .. 1,290 1,397,706
Schlumberger Investment SA, 4.80%, 05/07/33 1,225 1,221,817
6,655,587
Entertainment — 0.1%
Walt Disney Co. (The), 6.55%, 03/15/33 ..... 1,141 1,268,110
Financial Services — 1.9%
Apollo Global Management, Inc., 6.38%,
11/15/33 ....................... 1,993 2,129,811
Corebridge Financial, Inc., 6.05%, 09/15/33 ... 1,578 1,660,001
Equitable Holdings, Inc., 5.59%, 01/11/33
(b)
... 1,770 1,809,531

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Fiserv, Inc.
5.60% , 03/02/33 ................... USD 2,953 $ 2,990,527
5.63% , 08/21/33 ................... 4,249 4,303,149
Global Payments, Inc., 5.40%, 03/15/33 ..... 1,345 1,314,006
Mastercard, Inc., 4.85%, 03/09/33 ......... 2,590 2,623,289
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 .............. 2,105 2,221,122
Visa, Inc., 4.40%, 02/12/33 ............. 1,715 1,697,971
20,749,407
Food Products — 2.3%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(b)
1,730 1,708,781
Bunge Ltd. Finance Corp., 4.80%, 03/19/33
(b)
.. 1,325 1,315,767
General Mills, Inc., 4.95%, 03/29/33
(b)
...... 3,452 3,418,383
Hershey Co. (The), 4.50%, 05/04/33
(b)
...... 1,332 1,324,057
J M Smucker Co. (The), 6.20%, 11/15/33 .... 3,338 3,557,736
JBS NV, 5.75%, 04/01/33 .............. 5,383 5,542,059
Kellanova, 5.25%, 03/01/33 ............ 1,076 1,099,653
McCormick & Co., Inc., 4.95%, 04/15/33 ..... 1,494 1,484,993
Pilgrim's Pride Corp., 6.25%, 07/01/33 ...... 2,321 2,437,181
Unilever Capital Corp., 5.00%, 12/08/33
(b)
.... 2,645 2,702,059
24,590,669
Gas Utilities — 0.7%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 2,455 2,617,707
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 1,257 1,285,667
Southern California Gas Co., 5.20%, 06/01/33 . 1,755 1,787,144
Spire Missouri, Inc., 4.80%, 02/15/33 ....... 1,453 1,451,647
7,142,165
Ground Transportation — 1.2%
Canadian National Railway Co., 5.85%,
11/01/33
(b)
...................... 1,110 1,182,563
CSX Corp., 5.20%, 11/15/33
(b)
........... 2,093 2,145,529
Fedex Freight Holding Co., Inc., 4.95%,
03/15/33
(a)
...................... 1,465 1,438,528
Norfolk Southern Corp., 4.45%, 03/01/33 .... 1,783 1,753,182
Ryder System, Inc., 6.60%, 12/01/33 ....... 2,045 2,241,920
Triton Container International Ltd., 5.15%,
02/15/33 ....................... 1,340 1,314,641
Union Pacific Corp., 4.50%, 01/20/33
(b)
...... 3,021 3,016,741
13,093,104
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories, 4.30%, 03/15/33
(b)
..... 9,760 9,525,054
Augusta SpinCo Corp., 4.95%, 03/23/33 ..... 1,945 1,935,602
Medtronic Global Holdings SCA, 4.50%, 03/30/33 3,543 3,501,282
14,961,938
Health Care Providers & Services — 4.5%
Cencora, Inc., 4.60%, 02/13/33 .......... 885 870,118
Cigna Group (The), 5.40%, 03/15/33
(b)
...... 2,867 2,945,792
CVS Health Corp.
5.25% , 02/21/33 ................... 5,691 5,775,196
5.30% , 06/01/33 ................... 4,212 4,265,394
Elevance Health, Inc., 4.75%, 02/15/33 ..... 3,446 3,404,486
HCA, Inc.
5.00% , 05/15/33 ................... 3,250 3,227,234
5.50% , 06/01/33 ................... 4,232 4,323,696
Humana, Inc., 5.88%, 03/01/33 .......... 2,568 2,633,890
McKesson Corp., 5.10%, 07/15/33 ........ 2,115 2,154,480
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33
(b)
................. 1,688 1,726,432
Quest Diagnostics, Inc., 6.40%, 11/30/33 .... 2,620 2,844,263
Sutter Health, 5.16%, 08/15/33 .......... 790 801,100
UnitedHealth Group, Inc.
5.35% , 02/15/33 ................... 6,624 6,814,818
4.50% , 04/15/33 ................... 4,838 4,734,799
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UPMC, 5.04%, 05/15/33 .............. USD 1,385 $ 1,394,636
47,916,334
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ....................... 3,526 2,844,831
Healthpeak OP LLC, 4.75%, 01/15/33 ...... 1,470 1,441,896
National Health Investors, Inc., 5.35%, 02/01/33
(b)
995 988,933
Omega Healthcare Investors, Inc., 3.25%,
04/15/33
(b)
...................... 2,414 2,135,688
7,411,348
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc., 6.30%, 10/10/33
(b)
.. 1,778 1,907,910
Marriott International, Inc.
4.50% , 05/01/33 ................... 1,380 1,335,872
Series II , 2.75% , 10/15/33 ............. 2,426 2,099,432
McDonald's Corp., 4.95%, 08/14/33
(b)
....... 2,124 2,157,916
Royal Caribbean Cruises Ltd., 4.75%, 05/15/33 3,690 3,571,901
Starbucks Corp., 4.80%, 02/15/33 ......... 1,844 1,843,309
12,916,340
Household Durables — 0.1%
PulteGroup, Inc., 6.38%, 05/15/33 ......... 1,437 1,547,653
Household Products — 0.5%
(b)
Colgate-Palmolive Co., 4.60%, 03/01/33 ..... 1,751 1,774,467
Kimberly-Clark Corp., 4.50%, 02/16/33 ...... 1,166 1,164,273
Procter & Gamble Co. (The), 4.05%, 01/26/33 . 2,827 2,789,752
5,728,492
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ....................... 2,000 2,096,312
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 5.00%, 02/15/33 . 1,908 1,952,116
Industrial REITs — 0.4%
Prologis LP
4.63% , 01/15/33 ................... 2,070 2,046,202
4.75% , 06/15/33
(b)
.................. 2,736 2,713,717
4,759,919
Insurance — 3.3%
Allstate Corp. (The)
5.25% , 03/30/33
(b)
.................. 2,527 2,573,164
5.35% , 06/01/33 ................... 1,094 1,122,634
American International Group, Inc., 5.13%,
03/27/33
(b)
...................... 2,405 2,430,860
Aon Corp., 5.35%, 02/28/33 ............ 2,400 2,455,291
Arthur J Gallagher & Co., 5.50%, 03/02/33
(b)
.. 1,285 1,317,072
Athene Holding Ltd., 6.65%, 02/01/33 ...... 1,407 1,477,720
CNA Financial Corp., 5.50%, 06/15/33 ...... 1,787 1,821,968
Fairfax Financial Holdings Ltd., 6.00%,
12/07/33
(b)
...................... 1,995 2,092,577
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 1,103 1,173,630
5.40% , 09/15/33
(b)
.................. 2,055 2,122,631
MetLife, Inc., 5.38%, 07/15/33
(b)
.......... 3,494 3,618,095
Principal Financial Group, Inc., 5.38%, 03/15/33 1,450 1,483,500
Progressive Corp. (The), 4.95%, 06/15/33
(b)
... 1,810 1,826,891
Prudential Financial, Inc., 5.75%, 07/15/33
(b)
.. 1,223 1,295,655
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ....................... 1,451 1,511,315
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,555 2,628,227
Travelers Property Casualty Corp., 6.38%,
03/15/33
(b)
...................... 1,778 1,968,381

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Willis North America, Inc., 5.35%, 05/15/33 ... USD 2,644 $ 2,676,743
35,596,354
Interactive Media & Services — 2.4%
Alphabet, Inc., 4.40%, 02/15/33 .......... 8,500 8,359,689
Meta Platforms, Inc.
4.88% , 05/15/33 ................... 11,000 10,995,082
4.95% , 05/15/33 ................... 5,907 5,924,238
25,279,009
IT Services — 0.6%
(b)
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 ... 2,279 2,326,199
International Business Machines Corp.
4.60% , 02/03/33 ................... 1,725 1,691,737
4.75% , 02/06/33 ................... 2,485 2,470,514
6,488,450
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.
4.55% , 06/15/33 ................... 2,575 2,539,475
5.09% , 08/10/33
(b)
.................. 3,595 3,653,623
6,193,098
Machinery — 0.7%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 3,417 3,556,396
Nordson Corp., 5.80%, 09/15/33 .......... 1,769 1,836,164
nVent Finance SARL, 5.65%, 05/15/33 ...... 1,765 1,813,139
7,205,699
Media — 1.2%
Charter Communications Operating LLC, 4.40%,
04/01/33 ....................... 3,288 3,051,064
Fox Corp., 6.50%, 10/13/33 ............ 4,146 4,451,377
Omnicom Group, Inc., 5.00%, 06/02/33
(b)
.... 1,305 1,279,954
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 3,330 3,771,397
12,553,792
Metals & Mining — 1.8%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33 ................... 2,617 2,630,341
5.25% , 09/08/33 ................... 4,953 5,068,544
Kinross Gold Corp., 6.25%, 07/15/33 ....... 1,737 1,855,882
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 2,637 2,830,812
Rio Tinto Finance USA plc, 5.00%, 03/09/33 .. 2,338 2,368,563
Vale Overseas Ltd., 6.13%, 06/12/33 ....... 4,437 4,681,012
19,435,154
Multi-Utilities — 1.9%
Ameren Illinois Co., 4.95%, 06/01/33 ....... 1,618 1,626,165
Black Hills Corp., 4.35%, 05/01/33 ........ 1,394 1,325,165
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33 .................. 1,615 1,654,850
Consumers Energy Co., 4.63%, 05/15/33
(b)
... 2,332 2,305,800
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............. 890 947,041
Series F , 5.25% , 08/01/33 ............. 1,765 1,782,236
National Grid plc, 5.81%, 06/12/33 ........ 2,696 2,812,430
NiSource, Inc., 5.40%, 06/30/33 .......... 1,558 1,597,075
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ....................... 1,362 1,444,817
Sempra, 5.50%, 08/01/33
(b)
............. 2,374 2,444,574
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ....................... 1,740 1,811,388
19,751,541
Office REITs — 0.8%
Boston Properties LP, 2.45%, 10/01/33
(b)
..... 3,110 2,537,008
COPT Defense Properties LP, 2.90%, 12/01/33
(b)
1,426 1,211,285
Security
Par (000)
Par (000) Value
Office REITs (continued)
Cousins Properties LP, 4.88%, 03/01/33 ..... USD 1,325 $ 1,281,381
Highwoods Realty LP, 5.35%, 01/15/33
(b)
.... 975 964,766
Kilroy Realty LP, 2.65%, 11/15/33 ......... 1,678 1,346,842
Piedmont Operating Partnership LP, 5.63%,
01/15/33
(b)
...................... 1,055 1,038,347
8,379,629
Oil, Gas & Consumable Fuels — 9.0%
BP Capital Markets America, Inc.
4.81% , 02/13/33 ................... 7,363 7,382,649
4.89% , 09/11/33 ................... 4,998 5,020,377
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ....................... 1,247 1,348,494
Cheniere Energy Partners LP, 5.95%, 06/30/33 . 4,667 4,897,354
ConocoPhillips Co., 5.05%, 09/15/33
(b)
...... 3,325 3,385,456
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 3,626 3,884,297
Enbridge, Inc.
5.70% , 03/08/33 ................... 7,559 7,833,751
2.50% , 08/01/33
(b)
.................. 3,433 2,927,109
Energy Transfer LP
5.75% , 02/15/33 ................... 4,998 5,200,849
6.55% , 12/01/33 ................... 4,881 5,287,882
Enterprise Products Operating LLC
5.35% , 01/31/33 ................... 3,400 3,507,680
Series D , 6.88% , 03/01/33
(b)
........... 1,732 1,936,855
Hess Corp., 7.13%, 03/15/33 ............ 1,868 2,120,831
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ....................... 1,719 1,944,478
Kinder Morgan, Inc.
4.80% , 02/01/33 ................... 2,592 2,571,346
5.20% , 06/01/33 ................... 4,941 5,024,763
MPLX LP
5.00% , 01/15/33 ................... 2,560 2,547,288
5.00% , 03/01/33 ................... 3,544 3,525,578
ONEOK, Inc., 6.05%, 09/01/33 ........... 4,975 5,229,671
Ovintiv, Inc., 6.25%, 07/15/33 ........... 2,053 2,173,945
Phillips 66 Co., 5.30%, 06/30/33
(b)
......... 3,141 3,200,447
Targa Resources Corp.
4.20% , 02/01/33 ................... 2,501 2,374,054
6.13% , 03/15/33 ................... 2,952 3,121,389
TotalEnergies Capital USA LLC, 4.57%, 01/13/33 2,755 2,726,036
Western Midstream Operating LP, 6.15%,
04/01/33 ....................... 2,513 2,633,768
Williams Cos., Inc. (The), 5.65%, 03/15/33 ... 3,751 3,881,892
95,688,239
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33
(b)
2,401 2,365,300
Kenvue, Inc., 4.90%, 03/22/33 ........... 4,225 4,248,643
6,613,943
Pharmaceuticals — 4.0%
Astrazeneca Finance LLC
4.30% , 03/02/33 ................... 1,870 1,827,987
4.88% , 03/03/33 ................... 1,664 1,689,162
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(b)
.. 2,111 2,259,249
Eli Lilly & Co., 4.70%, 02/27/33
(b)
......... 3,393 3,415,480
Johnson & Johnson
4.95% , 05/15/33 ................... 1,720 1,783,489
4.38% , 12/05/33 ................... 2,777 2,773,470
Merck & Co., Inc.
4.50% , 05/17/33
(b)
.................. 5,020 4,985,049
6.50% , 12/01/33
(c)
.................. 2,188 2,425,849
Novartis Capital Corp., 4.60%, 03/18/33 ..... 4,580 4,551,567

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ....................... USD 16,696 $ 16,613,620
42,324,922
Professional Services — 0.5%
Concentrix Corp., 6.85%, 08/02/33
(b)
....... 1,746 1,596,842
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(b)
...................... 1,763 1,818,657
Verisk Analytics, Inc., 5.75%, 04/01/33 ...... 1,615 1,675,109
5,090,608
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.90%, 01/15/33 ...... 2,080 2,055,682
Residential REITs — 0.9%
AvalonBay Communities, Inc.
5.00% , 02/15/33 ................... 1,231 1,244,513
5.30% , 12/07/33
(b)
.................. 1,460 1,499,412
Invitation Homes Operating Partnership LP
4.95% , 01/15/33 ................... 1,825 1,795,352
5.50% , 08/15/33
(b)
.................. 1,295 1,312,754
Mid-America Apartments LP, 4.65%, 01/15/33 . 1,435 1,410,657
UDR, Inc.
1.90% , 03/15/33 ................... 1,396 1,145,218
2.10% , 06/15/33 ................... 1,170 966,279
9,374,185
Retail REITs — 1.3%
Agree LP, 2.60%, 06/15/33 ............. 1,141 970,320
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ....................... 1,175 1,155,311
Kimco Realty OP LLC, 4.60%, 02/01/33
(b)
.... 2,246 2,214,351
NNN REIT, Inc., 5.60%, 10/15/33 ......... 1,770 1,818,010
Phillips Edison Grocery Center Operating
Partnership I LP, 4.75%, 03/15/33 ....... 500 490,223
Realty Income Corp.
4.50% , 02/01/33 ................... 1,310 1,280,087
1.80% , 03/15/33
(b)
.................. 1,535 1,266,665
4.75% , 04/15/33 ................... 1,635 1,615,091
4.90% , 07/15/33
(b)
.................. 2,142 2,137,025
Regency Centers LP, 4.50%, 03/15/33 ...... 665 648,053
13,595,136
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Inc.
4.60% , 01/15/33 ................... 3,130 3,091,821
2.60% , 02/15/33 ................... 5,959 5,212,889
3.42% , 04/15/33 ................... 7,625 6,982,912
Intel Corp.
5.20% , 02/10/33 ................... 7,343 7,439,904
5.00% , 08/15/33 ................... 5,095 5,074,652
Marvell Technology, Inc., 5.95%, 09/15/33 .... 1,809 1,907,359
NXP BV, 5.00%, 01/15/33 .............. 3,480 3,483,361
QUALCOMM, Inc., 5.40%, 05/20/33 ....... 2,341 2,440,940
Texas Instruments, Inc., 4.90%, 03/14/33
(b)
... 3,348 3,417,342
39,051,180
Software — 2.8%
Intuit, Inc., 5.20%, 09/15/33
(b)
............ 4,325 4,374,724
Oracle Corp.
4.90% , 02/06/33 ................... 4,745 4,505,225
5.35% , 05/04/33 ................... 9,905 9,623,159
Salesforce, Inc., 5.20%, 03/15/33 ......... 8,660 8,645,961
Trimble, Inc., 6.10%, 03/15/33 ........... 2,793 2,930,153
30,079,222
Specialized REITs — 1.6%
American Tower Corp.
5.65% , 03/15/33 ................... 2,676 2,774,657
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.55% , 07/15/33 ................... USD 2,895 $ 2,977,655
5.90% , 11/15/33 ................... 2,541 2,661,674
Crown Castle, Inc., 5.10%, 05/01/33 ....... 2,729 2,704,927
Extra Space Storage LP, 4.95%, 01/15/33 .... 2,455 2,431,709
Public Storage Operating Co., 5.10%, 08/01/33 2,459 2,501,771
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 1,627 1,466,030
17,518,423
Specialty Retail — 1.4%
AutoZone, Inc.
4.75% , 02/01/33 ................... 1,796 1,772,224
5.20% , 08/01/33 ................... 1,005 1,016,451
6.55% , 11/01/33 ................... 1,508 1,646,251
Lowe's Cos., Inc.
5.00% , 04/15/33 ................... 4,032 4,056,718
5.15% , 07/01/33 ................... 3,286 3,322,354
Tractor Supply Co., 5.25%, 05/15/33
(b)
...... 2,669 2,693,319
14,507,317
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc., 4.30%, 05/10/33
(b)
........... 3,348 3,351,703
Dell International LLC, 5.75%, 02/01/33 ..... 3,314 3,451,463
Hewlett Packard Enterprise Co., 5.25%, 04/01/33 1,440 1,444,751
HP, Inc., 5.50%, 01/15/33
(b)
............. 3,723 3,789,270
12,037,187
Tobacco — 1.9%
Altria Group, Inc., 6.88%, 11/01/33
(b)
....... 1,770 1,963,727
BAT Capital Corp.
4.63% , 03/22/33 ................... 2,420 2,370,966
6.42% , 08/02/33
(b)
.................. 4,306 4,669,847
Philip Morris International, Inc.
(b)
5.38% , 02/15/33 ................... 7,296 7,499,118
5.63% , 09/07/33 ................... 3,438 3,586,899
20,090,557
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33 ................... 1,403 1,386,396
5.45% , 09/15/33 ................... 1,396 1,414,602
2,800,998
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, 5.00%, 01/20/33 ... 1,540 1,542,516
T-Mobile USA, Inc.
4.63% , 01/15/33 ................... 2,660 2,609,989
5.20% , 01/15/33 ................... 4,121 4,184,711
5.05% , 07/15/33 ................... 8,656 8,694,838
6.70% , 12/15/33 ................... 1,655 1,812,469
18,844,523
Total Long-Term Investments — 99 .5%
(Cost: $ 1,053,683,189 ) ............................ 1,059,722,640

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 92,163,703 $ 92,191,351
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 4,781,110 4,781,110
Total Short-Term Securities — 9 .1%
(Cost: $ 96,974,025 ) ............................... 96,972,461
Total Investments — 108 .6%
(Cost: $ 1,150,657,214 ) ............................ 1,156,695,101
Liabilities in Excess of Other Assets — (8.6) % ............. (91,410,998)
Net Assets — 100.0% ...............................
$ 1,065,284,103
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 88,000,676 $ 4,223,007
(a)
$ — $ (19,411) $ (12,921) $ 92,191,351 92,163,703 $ 160,755
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,858,796 — (77,686)
(a)
— — 4,781,110 4,781,110 86,365 —
$ (19,411) $ (12,921) $ 96,972,461 $ 247,120 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
16
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,059,722,640 $ — $ 1,059,722,640
Short-Term Securities
Money Market Funds ...................................... 96,972,461 — — 96,972,461
$ 96,972,461 $ 1,059,722,640 $ — $ 1,156,695,101

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
Boeing Co. (The), 3.25%, 02/01/35 ........ USD 828 $ 715,195
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 563 586,639
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............... 1,095 1,047,841
General Dynamics Corp., 4.95%, 08/15/35 ... 820 824,647
Hexcel Corp., 5.88%, 02/26/35 ........... 368 378,275
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 529 547,345
L3Harris Technologies, Inc., 4.85%, 04/27/35
(a)
. 374 366,914
Leidos, Inc., 5.50%, 03/15/35
(a)
.......... 389 395,434
Lockheed Martin Corp.
3.60% , 03/01/35 ................... 519 473,748
5.00% , 08/15/35 ................... 860 865,228
Northrop Grumman Corp., 5.25%, 07/15/35
(a)
.. 605 616,261
RTX Corp., 5.40%, 05/01/35 ............ 471 486,205
Textron, Inc., 5.50%, 05/15/35
(a)
.......... 484 493,041
7,796,773
Air Freight & Logistics — 0.4%
FedEx Corp., 3.90%, 02/01/35 ........... 260 239,181
United Parcel Service, Inc., 5.25%, 05/14/35
(a)
. 1,240 1,269,763
1,508,944
Automobile Components — 0.1%
Magna International, Inc., 5.88%, 06/01/35
(a)
.. 410 426,460
Automobiles — 0.8%
General Motors Co.
5.00% , 04/01/35
(a)
.................. 800 773,121
6.25% , 04/15/35 ................... 485 507,576
Honda Motor Co. Ltd., 5.34%, 07/08/35
(a)
.... 960 959,223
Toyota Motor Corp., 5.05%, 06/30/35
(a)
...... 460 465,832
2,705,752
Banks — 1.8%
Banco Santander SA
6.03% , 01/17/35 ................... 990 1,035,603
5.13% , 11/06/35 ................... 1,235 1,206,160
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 345 352,622
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ....................... 910 938,796
Toronto-Dominion Bank (The), 4.93%, 10/15/35 1,295 1,270,023
Wachovia Corp., 5.50%, 08/01/35 ......... 828 836,466
Wells Fargo & Co., 5.38%, 02/07/35 ....... 526 538,305
6,177,975
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ....................... 310 331,192
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35 380 382,155
Constellation Brands, Inc., 4.95%, 11/01/35 ... 610 592,153
Diageo Investment Corp.
5.63% , 04/15/35 ................... 655 681,703
7.45% , 04/15/35 ................... 394 461,274
Keurig Dr Pepper, Inc., 5.15%, 05/15/35 ..... 590 577,415
PepsiCo, Inc.
5.00% , 02/07/35 ................... 1,148 1,158,188
5.00% , 07/23/35
(a)
.................. 1,340 1,351,072
5,535,152
Biotechnology — 2.3%
AbbVie, Inc.
4.55% , 03/15/35 ................... 1,705 1,653,520
5.20% , 03/15/35 ................... 1,055 1,071,583
4.50% , 05/14/35 ................... 2,345 2,262,838
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Biogen, Inc., 5.75%, 05/15/35 ........... USD 670 $ 696,928
Gilead Sciences, Inc.
5.10% , 06/15/35 ................... 1,081 1,089,325
4.60% , 09/01/35
(a)
.................. 956 932,256
7,706,450
Broadline Retail — 1.3%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(a)
. 995 1,028,153
Amazon.com, Inc., 4.65%, 11/20/35 ........ 3,105 3,021,433
eBay, Inc., 5.13%, 11/06/35
(a)
............ 475 469,349
4,518,935
Building Products — 0.8%
Amrize Finance US LLC, 5.40%, 04/07/35 .... 950 967,620
Carlisle Cos., Inc., 5.25%, 09/15/35
(a)
....... 570 571,213
CRH America Finance, Inc., 5.50%, 01/09/35 .. 1,235 1,262,104
2,800,937
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 737 739,658
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ....................... 755 769,560
Brookfield Finance, Inc., 5.68%, 01/15/35 .... 525 533,342
Carlyle Group, Inc. (The), 5.05%, 09/19/35 ... 805 779,528
KKR & Co., Inc., 5.10%, 08/07/35
(a)
........ 895 870,698
Lazard Group LLC, 5.63%, 08/01/35
(a)
...... 300 300,279
LPL Holdings, Inc.
5.65% , 03/15/35 ................... 550 549,357
5.75% , 06/15/35 ................... 505 507,881
MSCI, Inc., 5.25%, 09/01/35 ............ 1,270 1,247,164
Nomura Holdings, Inc., 5.49%, 06/29/35
(a)
.... 500 504,588
Raymond James Financial, Inc., 4.90%, 09/11/35 705 687,537
S&P Global, Inc., 4.80%, 12/04/35
(b)
....... 505 494,399
7,983,991
Chemicals — 1.2%
CF Industries, Inc., 5.30%, 11/26/35
(a)
...... 960 960,974
Dow Chemical Co. (The), 5.35%, 03/15/35 ... 399 395,060
Ecolab, Inc., 5.00%, 09/01/35 ........... 545 547,878
LYB International Finance III LLC, 6.15%,
05/15/35
(a)
...................... 540 558,556
Nutrien Ltd., 4.13%, 03/15/35 ........... 460 422,325
Sherwin-Williams Co. (The), 5.15%, 08/15/35 .. 525 527,388
Westlake Corp., 5.55%, 11/15/35 ......... 690 689,747
4,101,928
Commercial Services & Supplies — 1.4%
J Paul Getty Trust (The), 4.91%, 04/01/35 .... 495 497,965
RELX Capital, Inc., 5.25%, 03/27/35 ....... 743 749,518
Republic Services, Inc., 5.15%, 03/15/35
(a)
... 745 758,113
Rollins, Inc., 5.25%, 02/24/35
(a)
.......... 441 440,512
Waste Connections, Inc., 5.25%, 09/01/35
(a)
... 525 533,969
Waste Management, Inc., 4.95%, 03/15/35
(a)
.. 1,602 1,602,555
4,582,632
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.10%, 02/24/35 ...... 1,198 1,212,931
Motorola Solutions, Inc., 5.55%, 08/15/35 .... 945 965,043
2,177,974
Construction & Engineering — 0.2%
Quanta Services, Inc., 5.10%, 08/09/35 ..... 550 548,034
Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 . 615 594,393
American Honda Finance Corp., 5.20%,
03/05/35
(a)
...................... 565 559,421
Ford Motor Credit Co. LLC
6.50% , 02/07/35
(a)
.................. 1,285 1,311,238

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.87% , 10/31/35 ................... USD 1,055 $ 1,028,267
General Motors Financial Co., Inc.
5.90% , 01/07/35 ................... 953 977,339
6.15% , 07/15/35 ................... 790 822,549
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 920 942,569
6,235,776
Consumer Staples Distribution & Retail — 1.4%
Sysco Corp.
5.40% , 03/23/35 ................... 566 567,569
5.38% , 09/21/35 ................... 370 369,219
Target Corp., 5.00%, 04/15/35
(a)
.......... 1,065 1,068,619
Walmart, Inc.
4.90% , 04/28/35 ................... 1,345 1,362,163
5.25% , 09/01/35 ................... 1,344 1,401,392
4,768,962
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 780 790,822
International Paper Co., 5.00%, 09/15/35 .... 324 316,839
Packaging Corp. of America, 5.20%, 08/15/35
(a)
465 463,665
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ....................... 885 891,285
2,462,611
Diversified Consumer Services — 0.6%
Cornell University, Series 2025, 4.73%, 06/15/35 245 242,936
Leland Stanford Junior University (The), 4.68%,
03/01/35 ....................... 265 263,381
Northwestern University, 4.94%, 12/01/35 .... 515 516,418
President & Fellows of Harvard College, 4.61%,
02/15/35 ....................... 782 775,357
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35
(a)
...................... 265 256,062
2,054,154
Diversified REITs — 0.7%
Safehold GL Holdings LLC, 5.65%, 01/15/35
(a)
. 465 472,913
Simon Property Group LP, 5.13%, 10/01/35 ... 840 841,366
VICI Properties LP, 5.63%, 04/01/35 ....... 895 898,314
2,212,593
Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.50% , 05/15/35 ................... 2,495 2,359,697
5.38% , 08/15/35 ................... 1,260 1,268,362
4.90% , 11/01/35 ................... 1,265 1,229,259
Comcast Corp.
5.30% , 05/15/35
(a)
.................. 815 826,566
5.65% , 06/15/35
(a)
.................. 795 819,969
4.40% , 08/15/35
(a)
.................. 871 821,085
6.50% , 11/15/35 ................... 692 757,586
Verizon Communications, Inc.
4.78% , 02/15/35 ................... 2,150 2,086,149
5.25% , 04/02/35 ................... 2,195 2,195,374
5.85% , 09/15/35
(a)
.................. 515 539,878
12,903,925
Electric Utilities — 8.4%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 440 447,025
Alabama Power Co., 5.10%, 04/02/35 ...... 495 499,485
Baltimore Gas & Electric Co., 5.45%, 06/01/35 . 680 695,646
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 ................... 524 524,342
Series AQ , 4.95% , 08/15/35 ........... 615 608,867
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. USD 450 $ 459,149
DTE Electric Co., 5.25%, 05/15/35 ........ 730 739,724
Duke Energy Carolinas LLC, 5.25%, 03/15/35 . 724 735,244
Duke Energy Corp., 4.95%, 09/15/35
(a)
...... 1,065 1,041,977
Duke Energy Florida LLC, 4.85%, 12/01/35 ... 645 632,463
Duke Energy Indiana LLC, 6.12%, 10/15/35 ... 240 255,348
Duke Energy Ohio, Inc., 5.30%, 06/15/35 .... 345 349,405
Duke Energy Progress LLC, 5.05%, 03/15/35 .. 875 877,606
El Paso Electric Co., 6.00%, 05/15/35 ...... 373 380,067
Entergy Texas, Inc., 5.25%, 04/15/35 ....... 549 554,195
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 620 624,306
Evergy Metro, Inc., 5.13%, 08/15/35 ....... 425 421,664
Exelon Corp.
4.95% , 06/15/35 ................... 275 267,584
5.63% , 06/15/35 ................... 520 533,060
FirstEnergy Transmission LLC, 5.00%,
01/15/35
(a)
...................... 425 419,019
Florida Power & Light Co., 4.95%, 06/01/35 ... 310 309,039
Georgia Power Co., 5.20%, 03/15/35 ....... 690 699,406
Interstate Power & Light Co., 5.60%, 06/29/35
(a)
635 651,474
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 707 704,741
MidAmerican Energy Co., 5.75%, 11/01/35 ... 275 288,648
National Grid USA, 5.80%, 04/01/35 ....... 280 290,515
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35
(a)
...................... 1,050 1,070,435
Northern States Power Co., 5.05%, 05/15/35 .. 540 543,122
NSTAR Electric Co., 5.20%, 03/01/35 ...... 707 711,397
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35
(a)
...................... 580 590,968
Pacific Gas & Electric Co.
5.70% , 03/01/35 ................... 1,044 1,057,772
6.00% , 08/15/35 ................... 930 961,243
PacifiCorp, 5.25%, 06/15/35 ............ 250 245,251
PECO Energy Co., 4.88%, 09/15/35 ....... 580 574,406
Public Service Co. of Colorado, 5.15%, 09/15/35 865 860,408
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... 615 611,306
Public Service Electric & Gas Co.
Series Q , 5.05% , 03/01/35 ............ 344 346,281
4.90% , 08/15/35
(a)
.................. 615 611,674
Southern California Edison Co.
5.45% , 03/01/35 ................... 1,003 1,002,137
Series 04-G , 5.75% , 04/01/35 .......... 355 359,462
Series 05-E , 5.35% , 07/15/35 .......... 233 229,940
Southern Co. (The), 4.85%, 03/15/35 ....... 765 744,559
Southwestern Public Service Co., 5.30%,
05/15/35 ....................... 435 436,865
Tampa Electric Co., 5.15%, 03/01/35 ....... 640 641,963
Union Electric Co., 5.25%, 04/15/35 ....... 475 482,633
Virginia Electric & Power Co.
5.15% , 03/15/35 ................... 645 645,195
Series C , 4.90% , 09/15/35 ............ 850 831,894
Xcel Energy, Inc., 5.60%, 04/15/35 ........ 740 754,071
28,322,981
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 03/15/35
(a)
.... 555 557,959
Hubbell, Inc., 4.80%, 11/15/35 ........... 420 409,311
967,270
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., 5.00%, 01/15/35 ......... 767 766,323
Flex Ltd., 5.38%, 11/13/35 ............. 670 664,349
TD SYNNEX Corp., 5.30%, 10/10/35 ....... 660 645,432

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA, 5.00%, 05/09/35 .. USD 460 $ 458,082
2,534,186
Energy Equipment & Services — 0.3%
Halliburton Co., 4.85%, 11/15/35
(a)
........ 1,014 990,730
Entertainment — 0.3%
Walt Disney Co. (The), 6.40%, 12/15/35 ..... 1,000 1,107,947
Financial Services — 2.7%
Apollo Global Management, Inc., 5.15%,
08/12/35 ....................... 870 846,071
Fiserv, Inc., 5.25%, 08/11/35
(a)
........... 1,035 1,009,427
Global Payments, Inc., 5.55%, 11/15/35 ..... 1,790 1,726,219
HA Sustainable Infrastructure Capital, Inc.,
6.75%, 07/15/35 .................. 370 386,603
Mastercard, Inc., 4.55%, 01/15/35 ......... 1,163 1,140,398
ORIX Corp., 5.40%, 02/25/35 ........... 449 453,425
PayPal Holdings, Inc., 5.10%, 04/01/35
(a)
.... 625 619,939
Shell International Finance BV, 4.13%, 05/11/35 280 274,649
Visa, Inc., 4.15%, 12/14/35
(a)
............ 1,580 1,511,565
Woodside Finance Ltd., 6.00%, 05/19/35 .... 1,190 1,238,356
9,206,652
Food Products — 2.0%
Archer-Daniels-Midland Co., 5.38%, 09/15/35
(a)
310 319,497
Bunge Ltd. Finance Corp., 5.15%, 08/04/35 ... 670 668,436
Campbell's Co. (The), 4.75%, 03/23/35
(a)
.... 823 758,010
Conagra Brands, Inc., 5.75%, 08/01/35
(a)
.... 535 537,559
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 530 510,406
General Mills, Inc., 5.25%, 01/30/35
(a)
...... 762 758,177
Hershey Co. (The), 5.10%, 02/24/35 ....... 402 410,461
J M Smucker Co. (The), 4.25%, 03/15/35 .... 668 619,311
JBS NV, 5.95%, 04/20/35 .............. 749 774,080
Kraft Heinz Foods Co.
5.40% , 03/15/35 ................... 445 447,660
5.00% , 07/15/35 ................... 709 689,524
Mondelez International, Inc., 5.13%, 05/06/35
(a)
380 379,854
6,872,975
Gas Utilities — 0.6%
Atmos Energy Corp., 5.20%, 08/15/35
(a)
..... 470 477,880
National Fuel Gas Co., 5.95%, 03/15/35 ..... 512 531,444
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 394 391,561
Southern California Gas Co., 5.45%, 06/15/35
(a)
575 588,885
1,989,770
Ground Transportation — 1.6%
Canadian National Railway Co., 4.75%,
11/12/35
(a)
...................... 350 345,334
Canadian Pacific Railway Co.
5.20% , 03/30/35 ................... 640 649,315
4.80% , 09/15/35 ................... 355 350,346
CSX Corp., 5.05%, 06/15/35 ............ 930 934,073
Norfolk Southern Corp., 5.10%, 05/01/35 .... 485 488,614
Uber Technologies, Inc., 4.80%, 09/15/35 .... 1,215 1,181,688
Union Pacific Corp.
3.38% , 02/01/35 ................... 390 347,805
5.10% , 02/20/35
(a)
.................. 967 983,556
5,280,731
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc., 5.65%, 12/15/35
(a)
.. 950 933,623
Boston Scientific Corp., 6.25%, 11/15/35
(c)
.... 386 423,733
GE HealthCare Technologies, Inc.
5.50% , 06/15/35 ................... 915 927,554
4.95% , 12/15/35 ................... 720 702,083
Medtronic, Inc., 4.38%, 03/15/35
(a)
........ 1,783 1,720,983
Stryker Corp., 5.20%, 02/10/35
(a)
......... 1,058 1,070,876
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 USD 625 $ 636,763
6,415,615
Health Care Providers & Services — 3.9%
Ascension Health, Series 2025, 4.92%, 11/15/35 810 800,895
Cardinal Health, Inc., 5.15%, 09/15/35
(a)
..... 420 417,308
Cencora, Inc., 5.15%, 02/15/35 .......... 647 649,208
CommonSpirit Health
4.83% , 09/01/35 ................... 195 189,274
Series 2025 , 4.98% , 09/01/35 .......... 625 608,160
CVS Health Corp.
4.88% , 07/20/35 ................... 682 658,866
5.45% , 09/15/35 ................... 1,490 1,501,885
Elevance Health, Inc., 5.20%, 02/15/35 ..... 1,146 1,145,716
HCA, Inc.
5.75% , 03/01/35 ................... 1,455 1,496,864
4.90% , 11/15/35
(a)
.................. 1,045 1,011,135
Humana, Inc., 5.55%, 05/01/35 .......... 800 794,477
McKesson Corp., 5.25%, 05/30/35 ........ 765 779,097
Orlando Health Obligated Group, 5.48%,
10/01/35 ....................... 494 507,731
Sutter Health, Series 2025, 5.54%, 08/15/35
(a)
. 500 515,948
UnitedHealth Group, Inc.
5.30% , 06/15/35
(a)
.................. 1,000 1,019,465
4.63% , 07/15/35 ................... 1,034 1,001,877
13,097,906
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.
4.75% , 04/15/35 ................... 534 504,696
5.50% , 10/01/35 ................... 571 566,023
Healthpeak OP LLC, 5.38%, 02/15/35
(a)
..... 474 475,682
Ventas Realty LP, 5.00%, 01/15/35 ........ 497 488,942
Welltower OP LLC, 5.13%, 07/01/35 ....... 1,225 1,227,251
3,262,594
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 ... 731 731,047
Hotels, Restaurants & Leisure — 1.6%
Expedia Group, Inc., 5.40%, 02/15/35 ...... 942 934,434
Hyatt Hotels Corp., 5.40%, 12/15/35
(a)
...... 435 430,323
Marriott International, Inc.
5.35% , 03/15/35 ................... 971 978,568
5.25% , 10/15/35
(a)
.................. 630 628,124
McDonald's Corp.
4.95% , 03/03/35 ................... 955 951,453
4.70% , 12/09/35 ................... 870 849,790
Starbucks Corp., 5.40%, 05/15/35 ......... 530 543,146
5,315,838
Household Durables — 0.6%
DR Horton, Inc., 5.50%, 10/15/35 ......... 723 737,955
Meritage Homes Corp., 5.65%, 03/15/35
(a)
.... 500 503,979
PulteGroup, Inc., 6.00%, 02/15/35 ......... 320 334,876
Toll Brothers Finance Corp., 5.60%, 06/15/35
(a)
. 580 594,551
2,171,361
Household Products — 0.3%
Procter & Gamble Co. (The)
4.60% , 05/01/35 ................... 540 538,111
4.35% , 11/03/35
(a)
.................. 510 494,637
1,032,748
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co., Series B, 4.90%, 10/01/35 620 600,652

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.4%
3M Co., 5.15%, 03/15/35 .............. USD 555 $ 561,409
Honeywell International, Inc., 5.00%, 03/01/35 . 774 778,598
1,340,007
Industrial REITs — 0.4%
Prologis LP
5.00% , 01/31/35 ................... 697 693,595
5.25% , 05/15/35 ................... 720 729,712
1,423,307
Insurance — 4.5%
Allstate Corp. (The), 5.55%, 05/09/35 ...... 596 615,940
American Financial Group, Inc., 5.00%, 09/23/35 375 360,881
American International Group, Inc.
3.88% , 01/15/35 ................... 525 481,332
5.45% , 05/07/35 ................... 660 672,756
American National Group, Inc., 6.00%,
07/15/35
(a)
...................... 650 636,924
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,606 1,590,669
Brown & Brown, Inc., 5.55%, 06/23/35 ...... 1,080 1,076,033
Chubb INA Holdings LLC, 4.90%, 08/15/35 ... 1,280 1,261,770
CNA Financial Corp., 5.20%, 08/15/35 ...... 530 520,692
Fairfax Financial Holdings Ltd., 5.75%, 05/20/35 305 312,463
Hanover Insurance Group, Inc. (The), 5.50%,
09/01/35 ....................... 435 435,316
Lincoln National Corp., 5.35%, 11/15/35
(a)
.... 475 461,639
Loews Corp., 6.00%, 02/01/35 ........... 255 270,103
Manulife Financial Corp., 4.99%, 12/11/35 .... 1,020 1,004,176
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 1,975 1,962,785
MetLife, Inc., 5.70%, 06/15/35 ........... 989 1,032,731
Prudential Financial, Inc., 5.20%, 03/14/35 ... 795 798,998
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 420 431,034
Selective Insurance Group, Inc., 5.90%, 04/15/35 365 377,315
Travelers Cos., Inc. (The), 5.05%, 07/24/35 ... 570 570,132
Unum Group, 5.25%, 12/15/35 ........... 310 304,687
15,178,376
Interactive Media & Services — 3.1%
Alphabet, Inc.
4.50% , 05/15/35 ................... 1,255 1,226,804
4.70% , 11/15/35 ................... 3,110 3,048,333
Meta Platforms, Inc., 4.88%, 11/15/35 ...... 6,250 6,094,271
10,369,408
IT Services — 0.6%
(a)
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 ... 640 644,797
Gartner, Inc., 5.60%, 11/20/35 ........... 475 447,897
International Business Machines Corp., 5.20%,
02/10/35 ....................... 937 938,501
2,031,195
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/35 . 825 811,521
Machinery — 1.8%
Caterpillar, Inc.
5.20% , 05/15/35 ................... 1,685 1,728,392
5.30% , 09/15/35 ................... 335 348,332
Cummins, Inc., 5.30%, 05/09/35 .......... 975 994,609
Deere & Co., 5.45%, 01/16/35 ........... 1,240 1,289,096
Dover Corp., 5.38%, 10/15/35
(a)
.......... 315 326,471
Otis Worldwide Corp., 5.13%, 09/04/35 ..... 540 541,164
Westinghouse Air Brake Technologies Corp.,
5.50%, 05/29/35 .................. 785 802,394
6,030,458
Media — 1.0%
Charter Communications Operating LLC
6.38% , 10/23/35 ................... 1,984 2,001,476
Security
Par (000)
Par (000) Value
Media (continued)
5.85% , 12/01/35 ................... USD 1,310 $ 1,278,457
3,279,933
Metals & Mining — 2.1%
Barrick Mining Corp., 6.45%, 10/15/35
(a)
..... 285 310,965
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 1,254 1,280,725
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 595 608,976
Newmont Corp., 5.88%, 04/01/35 ......... 427 452,643
Nucor Corp., 5.10%, 06/01/35
(a)
.......... 540 546,554
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ...... 360 377,636
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 1,640 1,670,423
Southern Copper Corp., 7.50%, 07/27/35 .... 942 1,099,369
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 660 664,208
7,011,499
Multi-Utilities — 2.3%
Ameren Corp., 5.38%, 03/15/35
(a)
......... 747 757,456
Black Hills Corp., 6.00%, 01/15/35 ........ 398 412,874
Consolidated Edison Co. of New York, Inc.
Series 05-A , 5.30% , 03/01/35 .......... 370 376,456
5.13% , 03/15/35 ................... 242 243,521
Consumers Energy Co., 5.05%, 05/15/35 .... 680 682,171
Dominion Energy, Inc.
5.45% , 03/15/35 ................... 730 736,627
Series B , 5.95% , 06/15/35 ............. 485 507,333
DTE Energy Co., 5.05%, 10/01/35 ........ 615 603,897
NiSource, Inc., 5.35%, 07/15/35
(a)
......... 945 953,438
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ....................... 361 364,208
Puget Energy, Inc., 5.73%, 03/15/35 ....... 630 633,851
San Diego Gas & Electric Co., 5.40%, 04/15/35 895 910,002
Southern Co. Gas Capital Corp., Series B,
5.10%, 09/15/35 .................. 420 415,180
7,597,014
Office REITs — 0.4%
Boston Properties LP, 5.75%, 01/15/35
(a)
..... 870 874,195
Kilroy Realty LP, 5.88%, 10/15/35 ......... 415 403,236
1,277,431
Oil, Gas & Consumable Fuels — 8.6%
APA Corp., 6.10%, 02/15/35
(a)
........... 400 414,162
Canadian Natural Resources Ltd., 5.85%,
02/01/35
(a)
...................... 338 351,944
Cheniere Energy Partners LP, 5.55%, 10/30/35 . 935 952,587
Chevron USA, Inc.
4.98% , 04/15/35 ................... 767 776,209
4.85% , 10/15/35
(a)
.................. 960 960,600
ConocoPhillips Co., 5.00%, 01/15/35 ....... 1,280 1,286,254
Coterra Energy, Inc., 5.40%, 02/15/35
(a)
..... 772 778,396
Diamondback Energy, Inc., 5.55%, 04/01/35 .. 1,190 1,221,525
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 709 737,275
Enbridge, Inc.
5.55% , 06/20/35 ................... 1,010 1,031,601
5.20% , 11/20/35 ................... 500 498,174
Energy Transfer LP
4.90% , 03/15/35
(a)
.................. 590 573,677
5.70% , 04/01/35 ................... 1,224 1,254,446
Enterprise Products Operating LLC, 4.95%,
02/15/35
(a)
...................... 1,210 1,208,724
EOG Resources, Inc., 3.90%, 04/01/35 ..... 513 473,307
Expand Energy Corp., 5.70%, 01/15/35 ..... 749 763,059
HF Sinclair Corp., 6.25%, 01/15/35 ........ 742 769,105
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ....................... 577 597,995
Kinder Morgan, Inc., 5.85%, 06/01/35 ...... 765 801,511

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 5.70%, 03/01/35
(a)
. USD 892 $ 915,856
MPLX LP
5.40% , 04/01/35 ................... 1,050 1,049,444
5.40% , 09/15/35 ................... 1,530 1,526,659
ONEOK, Inc.
6.00% , 06/15/35 ................... 395 412,660
5.40% , 10/15/35 ................... 1,090 1,089,248
Phillips 66 Co., 4.95%, 03/15/35
(a)
......... 589 583,300
Plains All American Pipeline LP, 5.95%, 06/15/35 1,049 1,081,879
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 1,229 1,165,732
Targa Resources Corp.
5.50% , 02/15/35 ................... 970 981,814
5.55% , 08/15/35 ................... 1,070 1,083,076
Viper Energy Partners LLC, 5.70%, 08/01/35
(a)
. 1,080 1,097,293
Western Midstream Operating LP, 5.50%,
12/15/35 ....................... 625 617,915
Williams Cos., Inc. (The)
5.60% , 03/15/35 ................... 899 919,906
5.30% , 09/30/35
(a)
.................. 875 876,062
28,851,395
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.25%, 11/15/35 ..... 730 692,980
Pharmaceuticals — 4.0%
Eli Lilly & Co.
5.10% , 02/12/35 ................... 1,243 1,264,441
4.90% , 10/15/35
(a)
.................. 1,270 1,267,923
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35
(a)
755 751,633
Johnson & Johnson, 5.00%, 03/01/35 ...... 1,158 1,190,901
Merck & Co., Inc.
(a)
4.95% , 09/15/35 ................... 1,695 1,690,447
4.75% , 12/04/35 ................... 1,440 1,410,334
Novartis Capital Corp., 4.60%, 11/05/35 ..... 755 737,656
Pfizer, Inc., 4.88%, 11/15/35 ............ 1,325 1,310,588
Royalty Pharma plc, 5.20%, 09/25/35 ...... 930 923,025
Takeda US Financing, Inc., 5.20%, 07/07/35 .. 1,710 1,711,777
Zoetis, Inc., 5.00%, 08/17/35 ............ 1,065 1,059,893
13,318,618
Professional Services — 0.7%
Paychex, Inc., 5.60%, 04/15/35
(a)
......... 1,190 1,191,465
TR Finance LLC, 5.50%, 08/15/35
(a)
....... 430 432,742
Verisk Analytics, Inc., 5.25%, 03/15/35 ...... 730 723,003
2,347,210
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35
(a)
..... 515 522,256
Residential REITs — 0.8%
American Homes 4 Rent LP, 5.25%, 03/15/35 . 469 464,373
AvalonBay Communities, Inc., 5.00%, 08/01/35
(a)
390 387,479
Essential Properties LP, 5.40%, 12/01/35 .... 400 395,550
Essex Portfolio LP, 5.38%, 04/01/35 ....... 400 405,338
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35
(a)
................. 552 532,562
Mid-America Apartments LP, 4.95%, 03/01/35 . 350 345,405
2,530,707
Retail REITs — 0.7%
Agree LP, 5.60%, 06/15/35
(a)
............ 390 400,321
Brixmor Operating Partnership LP, 5.75%,
02/15/35 ....................... 345 356,653
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 443 434,707
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ....... 295 286,488
Realty Income Corp., 5.13%, 04/15/35 ...... 610 610,560
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Regency Centers LP, 5.10%, 01/15/35
(a)
..... USD 401 $ 399,064
2,487,793
Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc., 5.10%, 10/01/35
(a)
.... 470 476,826
Broadcom, Inc.
5.20% , 07/15/35 ................... 2,440 2,460,168
3.14% , 11/15/35
(b)
.................. 3,180 2,710,488
Marvell Technology, Inc., 5.45%, 07/15/35 .... 520 531,666
NXP BV, 5.25%, 08/19/35 .............. 730 729,896
QUALCOMM, Inc.
4.65% , 05/20/35
(a)
.................. 1,039 1,024,468
5.00% , 05/20/35 ................... 625 625,545
Texas Instruments, Inc., 5.10%, 05/23/35 .... 695 704,777
9,263,834
Software — 3.8%
Adobe, Inc., 5.30%, 01/17/35 ............ 430 435,936
Autodesk, Inc., 5.30%, 06/15/35 .......... 555 556,125
Microsoft Corp.
(a)
3.50% , 02/12/35 ................... 1,493 1,385,459
4.20% , 11/03/35 ................... 596 581,284
Oracle Corp.
3.90% , 05/15/35 ................... 1,188 1,003,545
5.50% , 08/03/35 ................... 1,699 1,618,351
5.20% , 09/26/35
(a)
.................. 3,990 3,714,608
Roper Technologies, Inc., 5.10%, 09/15/35
(a)
.. 1,020 991,087
Synopsys, Inc., 5.15%, 04/01/35 .......... 2,385 2,384,297
12,670,692
Specialized REITs — 1.1%
American Tower Corp.
5.40% , 01/31/35 ................... 630 637,500
5.35% , 03/15/35 ................... 730 735,818
CubeSmart LP, 5.13%, 11/01/35 .......... 445 439,607
Extra Space Storage LP
5.35% , 01/15/35
(a)
.................. 419 421,101
5.40% , 06/15/35 ................... 480 482,627
Public Storage Operating Co.
5.00% , 07/01/35
(a)
.................. 480 477,976
5.00% , 12/15/35 ................... 455 449,709
3,644,338
Specialty Retail — 0.9%
AutoNation, Inc., 5.89%, 03/15/35
(a)
........ 528 540,661
Home Depot, Inc. (The), 4.65%, 09/15/35 .... 1,050 1,022,252
Lowe's Cos., Inc.
(a)
4.85% , 10/15/35 ................... 1,245 1,214,686
5.50% , 10/15/35 ................... 336 344,384
3,121,983
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc., 4.75%, 05/12/35
(a)
........... 955 964,809
Dell International LLC
4.85% , 02/01/35 ................... 845 821,682
5.50% , 04/01/35 ................... 910 924,268
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(a) (c)
..................... 754 804,491
HP, Inc., 6.10%, 04/25/35
(a)
............. 575 603,338
NetApp, Inc., 5.70%, 03/17/35 ........... 635 647,706
4,766,294
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 5.50%, 03/11/35 .......... 576 578,502
Tobacco — 1.3%
Altria Group, Inc.
5.63% , 02/06/35 ................... 563 577,571
5.25% , 08/06/35 ................... 550 548,979

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Tobacco (continued)
BAT Capital Corp., 5.63%, 08/15/35
(a)
...... USD 1,030 $ 1,062,195
Philip Morris International, Inc.
4.88% , 04/30/35 ................... 620 612,611
4.63% , 10/29/35 ................... 770 742,227
Reynolds American, Inc., 5.70%, 08/15/35
(a)
... 806 829,129
4,372,712
Trading Companies & Distributors — 0.2%
GATX Corp., 5.50%, 06/15/35 ........... 684 692,143
Water Utilities — 0.3%
American Water Capital Corp., 5.25%, 03/01/35
(a)
759 769,884
Essential Utilities, Inc., 5.25%, 08/15/35 ..... 400 400,504
1,170,388
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 6.38%, 03/01/35 ... 884 958,304
T-Mobile USA, Inc.
4.70% , 01/15/35
(a)
.................. 895 862,323
5.30% , 05/15/35 ................... 1,045 1,051,237
4.95% , 11/15/35 ................... 1,065 1,039,544
3,911,408
Total Long-Term Investments — 98 .2%
(Cost: $ 333,722,985 ) .............................. 330,404,363
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 54,266,552 $ 54,282,832
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 3,629,539 3,629,539
Total Short-Term Securities — 17 .2%
(Cost: $ 57,914,529 ) ............................... 57,912,371
Total Investments — 115 .4%
(Cost: $ 391,637,514 ) .............................. 388,316,734
Liabilities in Excess of Other Assets — (15.4) % ............ (51,720,961)
Net Assets — 100.0% ...............................
$ 336,595,773
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,751,371 $ 37,543,287
(a)
$ — $ (9,030) $ (2,796) $ 54,282,832 54,266,552 $ 59,526
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 458,326 3,171,213
(a)
— — — 3,629,539 3,629,539 22,180 —
$ (9,030) $ (2,796) $ 57,912,371 $ 81,706 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 330,404,363 $ — $ 330,404,363
Short-Term Securities
Money Market Funds ...................................... 57,912,371 — — 57,912,371
$ 57,912,371 $ 330,404,363 $ — $ 388,316,734

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.9%
General Electric Co., 4.90%, 01/29/36 ...... USD 160 $ 159,695
Honeywell Aerospace, Inc., 4.95%, 03/16/36
(a)
. 565 558,631
Howmet Aerospace, Inc., 4.75%, 04/15/36 ... 95 92,159
Leidos, Inc., 5.00%, 03/15/36 ........... 145 140,368
Lockheed Martin Corp.
4.50% , 05/15/36 ................... 45 43,538
Series B , 6.15% , 09/01/36 ............. 135 146,758
RTX Corp., 6.05%, 06/01/36 ............ 80 86,035
Textron, Inc., 4.95%, 03/15/36 ........... 90 87,854
1,315,038
Automobiles — 0.7%
General Motors Co., 6.60%, 04/01/36 ...... 215 230,143
Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA, 5.13%,
03/03/36 ....................... 175 169,907
Banco Santander SA, 5.44%, 04/15/36 ...... 175 173,917
Bank of America NA, 6.00%, 10/15/36 ...... 215 226,993
Citigroup, Inc., 6.13%, 08/25/36 .......... 105 109,030
HSBC Holdings plc
6.50% , 05/02/36 ................... 305 328,064
Wells Fargo & Co., 5.95%, 12/15/36
(b)
...... 70 71,773
Wells Fargo Bank NA, 5.95%, 08/26/36 ..... 120 124,669
1,204,353
Beverages — 3.6%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 885 863,693
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 135 131,698
Diageo Capital plc, 5.88%, 09/30/36 ....... 115 121,632
Maple Parent Holdings Corp., 5.70%, 03/26/36
(a)
115 115,154
1,232,177
Biotechnology — 2.5%
AbbVie, Inc.
4.75% , 03/15/36 ................... 230 224,880
4.30% , 05/14/36 ................... 190 179,347
Amgen, Inc., 4.85%, 02/19/36 ........... 310 303,082
Gilead Sciences, Inc., 4.00%, 09/01/36 ..... 145 133,384
840,693
Broadline Retail — 3.0%
Amazon.com, Inc., 4.88%, 03/13/36 ....... 1,030 1,014,760
Building Products — 1.1%
Amrize Finance US LLC, 7.13%, 07/15/36 .... 70 79,369
CRH America Finance, Inc., 5.00%, 02/09/36 .. 165 162,288
Johnson Controls International plc, 6.00%,
01/15/36 ....................... 55 58,189
Owens Corning, 7.00%, 12/01/36
(c)
........ 60 67,145
366,991
Capital Markets — 3.1%
Affiliated Managers Group, Inc., 5.50%, 02/15/36 75 74,004
Blackstone Reg Finance Co. LLC, 4.95%,
02/15/36 ....................... 105 101,886
Brookfield Asset Management Ltd., 5.30%,
01/15/36 ....................... 145 141,464
Brookfield Finance, Inc., 5.33%, 01/15/36 .... 115 112,899
Goldman Sachs Group, Inc. (The), 6.45%,
05/01/36 ....................... 120 127,867
Jefferies Financial Group, Inc.
6.25% , 01/15/36 ................... 95 97,021
5.50% , 02/15/36 ................... 245 235,637
MSCI, Inc., 5.15%, 03/15/36 ............ 95 91,938
Security
Par (000)
Par (000) Value
Capital Markets (continued)
TPG Operating Group II LP, 5.38%, 01/15/36 .. USD 85 $ 82,975
1,065,691
Chemicals — 1.1%
Dow Chemical Co. (The), 5.65%, 03/15/36 ... 110 109,655
LYB International Finance III LLC, 5.88%,
01/15/36 ....................... 175 176,771
Nutrien Ltd., 5.88%, 12/01/36 ........... 85 87,549
373,975
Commercial Services & Supplies — 0.2%
Waste Connections, Inc., 4.80%, 07/15/36 .... 85 83,191
Construction Materials — 0.4%
Eagle Materials, Inc., 5.00%, 03/15/36 ...... 135 129,523
Consumer Finance — 0.8%
American Honda Finance Corp., 5.10%, 01/08/36 85 83,061
General Motors Financial Co., Inc., 5.45%,
01/08/36 ....................... 105 104,248
Toyota Motor Credit Corp., Series B, 4.80%,
01/11/36 ....................... 90 88,375
275,684
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp., 4.95%, 03/25/36 ........... 115 110,460
Target Corp., 5.25%, 02/15/36 ........... 90 91,599
202,059
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc., 5.13%,
03/12/36 ....................... 135 131,541
Smurfit Westrock Financing DAC, 5.19%,
01/15/36 ....................... 140 137,971
269,512
Diversified Consumer Services — 0.2%
President & Fellows of Harvard College, 5.26%,
03/15/36 ....................... 60 62,031
Diversified REITs — 0.4%
GLP Capital LP, 5.63%, 03/01/36 ......... 135 132,435
Diversified Telecommunication Services — 4.2%
AT&T, Inc.
5.13% , 04/30/36 ................... 185 181,686
5.25% , 10/30/36 ................... 130 128,385
Comcast Corp., 3.20%, 07/15/36 ......... 180 150,364
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 335 369,709
Verizon Communications, Inc.
4.27% , 01/15/36 ................... 220 203,056
5.00% , 01/15/36 ................... 385 375,851
1,409,051
Electric Utilities — 11.0%
AEP Texas, Inc., Series Q, 5.20%, 04/15/36 ... 110 108,142
Arizona Public Service Co., 5.10%, 03/15/36 .. 105 103,388
Baltimore Gas & Electric Co., 6.35%, 10/01/36 . 65 70,687
CenterPoint Energy Houston Electric LLC, Series
AR, 4.85%, 04/01/36 ............... 140 137,158
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/36 ....................... 50 51,684
Commonwealth Edison Co., 5.90%, 03/15/36 .. 115 121,562
DTE Electric Co., Series A, 4.85%, 03/01/36 .. 150 146,589
Duke Energy Indiana LLC, Series DDDD, 4.95%,
03/15/36 ....................... 90 88,438
Entergy Arkansas LLC, 4.95%, 01/15/36 ..... 80 78,632
Entergy Louisiana LLC, 4.90%, 04/15/36 .... 130 126,744
Entergy Mississippi LLC, 5.05%, 04/15/36 .... 115 113,089
Exelon Corp., 4.95%, 03/15/36 ........... 125 121,108

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co., 4.70%, 02/15/36 ... USD 115 $ 111,912
Iberdrola International BV, 6.75%, 07/15/36 ... 65 73,324
Idaho Power Co., 4.85%, 03/01/36 ........ 75 73,422
Jersey Central Power & Light Co., 5.15%,
01/15/36
(a)
...................... 95 94,452
MidAmerican Energy Co., 5.80%, 10/15/36 ... 100 105,388
Nevada Power Co., Series N, 6.65%, 04/01/36 . 50 55,179
Northern States Power Co.
4.85% , 05/15/36 ................... 105 103,319
6.25% , 06/01/36 ................... 60 65,132
Ohio Edison Co., 6.88%, 07/15/36 ........ 60 67,175
Pacific Gas & Electric Co., 5.20%, 05/01/36 ... 180 175,439
PacifiCorp
5.80% , 04/15/36 ................... 135 138,629
6.10% , 08/01/36 ................... 75 78,028
PECO Energy Co., 5.95%, 10/01/36 ....... 60 63,784
Public Service Co. of Colorado, 5.05%, 06/15/36 110 108,024
Public Service Co. of Oklahoma, 5.45%,
01/15/36 ....................... 150 151,056
Southern California Edison Co., 5.63%, 02/01/36 55 54,816
Southern Co. (The), 4.25%, 07/01/36 ....... 95 87,391
Southwestern Electric Power Co., 5.20%,
04/01/36 ....................... 110 108,523
Union Electric Co., 4.80%, 03/15/36 ....... 85 82,836
Virginia Electric & Power Co.
Series B , 6.00% , 01/15/36 ............. 105 110,640
4.95% , 03/15/36 ................... 215 209,622
Vistra Operations Co. LLC, 5.55%, 04/30/36
(a)
. 225 223,068
Wisconsin Electric Power Co., 5.70%, 12/01/36 60 63,424
Xcel Energy, Inc., 6.50%, 07/01/36 ........ 55 59,270
3,731,074
Electrical Equipment — 1.9%
Eaton Corp., 4.80%, 03/06/36 ........... 355 349,562
GE Vernova, Inc., 4.88%, 02/04/36 ........ 180 177,941
Vertiv Holdings Co., 4.85%, 03/15/36 ....... 105 102,083
629,586
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., 4.63%, 02/15/36 ......... 280 270,575
Tyco Electronics Group SA, 4.88%, 02/09/36 .. 95 93,507
364,082
Energy Equipment & Services — 1.0%
Baker Hughes Holdings LLC, 5.00%, 06/15/36 . 350 344,448
Entertainment — 0.5%
Walt Disney Co. (The), 4.63%, 03/14/36 ..... 185 179,860
Financial Services — 1.4%
Apollo Global Management, Inc., 5.70%,
03/30/36 ....................... 130 130,429
HA Sustainable Infrastructure Capital, Inc.,
6.00%, 03/15/36 .................. 65 64,034
Visa, Inc., 4.70%, 02/12/36 ............. 125 123,738
Voya Financial, Inc., 5.05%, 03/02/36 ...... 75 72,540
Western Union Co. (The), 6.20%, 11/17/36 ... 85 87,999
478,740
Food Products — 1.3%
Bunge Ltd. Finance Corp., 5.15%, 03/19/36 ... 125 123,956
JBS NV, 5.50%, 01/15/36 .............. 215 214,295
Tyson Foods, Inc., 4.95%, 02/20/36 ........ 90 87,696
425,947
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC, 6.20%,
08/15/36 ....................... 50 54,481
Canadian National Railway Co., 6.20%, 06/01/36 90 97,573
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
CSX Corp., 6.00%, 10/01/36 ............ USD 80 $ 85,779
Fedex Freight Holding Co., Inc., 5.25%,
03/15/36
(a)
...................... 155 150,840
Union Pacific Corp., 2.89%, 04/06/36 ....... 155 130,461
519,134
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories
4.65% , 03/15/36 ................... 600 583,239
4.75% , 11/30/36 ................... 310 303,300
Augusta SpinCo Corp., 5.25%, 03/23/36 ..... 135 134,412
1,020,951
Health Care Providers & Services — 3.0%
Aetna, Inc., 6.63%, 06/15/36 ............ 130 140,496
Cencora, Inc., 4.90%, 02/13/36 .......... 160 156,240
Cigna Group (The), 5.25%, 01/15/36 ....... 260 260,149
Elevance Health, Inc.
5.00% , 01/15/36 ................... 165 162,002
5.85% , 01/15/36 ................... 70 72,444
Novant Health, Inc., 2.64%, 11/01/36 ....... 90 71,298
UnitedHealth Group, Inc., 5.80%, 03/15/36 ... 145 151,932
1,014,561
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.
5.25% , 03/15/36 ................... 135 131,382
5.25% , 05/15/36 ................... 70 68,119
Ventas Realty LP, 5.00%, 02/15/36 ........ 70 68,638
268,139
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., 5.25%, 03/16/36 ............ 140 139,578
Expedia Group, Inc., 5.50%, 04/15/36 ...... 175 171,570
McDonald's Corp., 5.00%, 02/13/36 ........ 125 124,439
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 260 255,630
691,217
Household Durables — 0.2%
PulteGroup, Inc., 4.90%, 03/01/36 ......... 70 67,925
Industrial REITs — 0.3%
Prologis LP, 4.90%, 06/15/36 ............ 110 107,400
Insurance — 3.6%
Allstate Corp. (The), 5.95%, 04/01/36 ...... 75 78,900
Assurant, Inc., 5.55%, 02/15/36 .......... 45 44,892
Chubb INA Holdings LLC, 6.70%, 05/15/36 ... 60 67,239
Hartford Insurance Group, Inc. (The), 5.95%,
10/15/36 ....................... 55 58,229
Loews Corp., 4.94%, 04/01/36 ........... 90 87,886
Marsh & McLennan Cos., Inc., 4.95%, 03/15/36 115 113,392
MetLife, Inc., 6.40%, 12/15/36
(b)
.......... 210 215,422
Principal Financial Group, Inc., 6.05%, 10/15/36 95 101,662
Progressive Corp. (The), 5.15%, 03/26/36 .... 170 170,048
Prudential Financial, Inc., 5.70%, 12/14/36 ... 125 129,777
RLI Corp., 5.38%, 06/01/36 ............. 50 48,532
Travelers Cos., Inc. (The), 6.75%, 06/20/36 ... 55 62,424
Willis North America, Inc., 5.15%, 03/15/36 ... 55 53,785
1,232,188
Interactive Media & Services — 2.1%
Alphabet, Inc., 4.80%, 02/15/36 .......... 725 714,569
IT Services — 0.5%
International Business Machines Corp., 4.95%,
02/03/36 ....................... 160 155,684
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc., 4.90%, 02/12/36 . 230 227,425

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.3%
Caterpillar, Inc., 6.05%, 08/15/36 ......... USD 85 $ 93,094
Media — 0.6%
Omnicom Group, Inc., 5.30%, 06/02/36 ..... 100 96,567
WPP 2025 LLC, 6.50%, 03/30/36 ......... 100 98,126
194,693
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd., 5.00%, 02/15/36 95 94,992
Vale Overseas Ltd., 6.88%, 11/21/36 ....... 145 162,865
257,857
Multi-Utilities — 2.1%
Ameren Corp., 5.00%, 05/15/36 .......... 55 53,770
Berkshire Hathaway Energy Co., 6.13%,
04/01/36 ....................... 255 273,324
Consolidated Edison Co. of New York, Inc.
Series 06-A , 5.85% , 03/15/36 .......... 65 68,464
Series 06-B , 6.20% , 06/15/36 .......... 60 64,429
San Diego Gas & Electric Co., Series DDDD,
5.20%, 03/15/36 .................. 110 109,678
Sempra, 5.25%, 03/15/36 .............. 135 133,302
702,967
Office REITs — 0.2%
Kilroy Realty LP, 6.25%, 01/15/36 ......... 60 60,033
Oil, Gas & Consumable Fuels — 10.1%
Antero Resources Corp., 5.40%, 02/01/36 .... 126 123,820
Boardwalk Pipelines LP, 5.38%, 02/15/36 .... 95 94,032
Burlington Resources LLC, 5.95%, 10/15/36 .. 65 69,135
Cenovus Energy, Inc., 5.40%, 03/20/36 ..... 90 89,741
Cheniere Energy, Inc., 5.20%, 07/30/36
(a)
.... 170 168,087
Enbridge, Inc., 5.45%, 03/27/36 .......... 175 176,743
Energy Transfer LP
5.35% , 01/15/36 ................... 175 173,933
6.63% , 10/15/36 ................... 70 75,578
Enterprise Products Operating LLC, 5.20%,
01/15/36 ....................... 255 257,393
EOG Resources, Inc., 5.35%, 01/15/36 ..... 217 220,096
MPLX LP, 5.30%, 04/01/36 ............. 180 176,973
Occidental Petroleum Corp., 6.45%, 09/15/36 . 290 311,724
ONEOK Partners LP, 6.65%, 10/01/36 ...... 110 119,210
Plains All American Pipeline LP, 5.60%, 01/15/36 160 160,328
Shell Finance US, Inc., 4.75%, 01/06/36 ..... 180 176,739
Targa Resources Corp.
5.65% , 02/15/36 ................... 130 132,107
5.40% , 07/30/36 ................... 170 169,200
TotalEnergies Capital USA LLC, 4.86%, 01/13/36 130 128,109
TransCanada PipeLines Ltd., 5.85%, 03/15/36 . 90 93,305
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ....................... 140 138,748
Valero Energy Corp., 5.15%, 03/10/36 ...... 150 147,705
Williams Cos., Inc. (The), 5.15%, 03/15/36 ... 235 231,234
3,433,940
Paper & Forest Products — 0.5%
Suzano Netherlands BV, 5.50%, 01/15/36 .... 165 161,560
Passenger Airlines — 0.5%
United Airlines Pass-Through Trust, Series 2023-
1, Class A, 5.80%, 01/15/36 ........... 164 169,722
Pharmaceuticals — 2.9%
Astrazeneca Finance LLC, 4.60%, 03/02/36 ... 135 131,544
Johnson & Johnson, 3.55%, 03/01/36 ...... 155 141,053
Merck Sharp & Dohme Corp., 5.75%, 11/15/36 . 65 69,274
Novartis Capital Corp., 4.90%, 03/18/36 ..... 395 392,068
Pfizer, Inc., 4.00%, 12/15/36 ............ 180 165,586
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Wyeth LLC, 6.00%, 02/15/36 ............ USD 90 $ 96,049
995,574
Professional Services — 0.5%
Jacobs Solutions, Inc., 5.38%, 03/03/36 ..... 80 77,597
Verisk Analytics, Inc., 5.13%, 03/15/36 ...... 90 87,932
165,529
Residential REITs — 0.5%
Camden Property Trust, 4.90%, 02/28/36 .... 110 106,725
Essex Portfolio LP, 4.88%, 02/15/36 ....... 50 48,331
155,056
Retail REITs — 0.2%
Kimco Realty OP LLC, 5.30%, 02/01/36 ..... 75 75,869
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc., 4.60%, 01/15/36 ..... 90 87,276
Broadcom, Inc.
4.95% , 01/15/36 ................... 210 207,639
4.80% , 02/15/36 ................... 380 371,305
3.19% , 11/15/36
(a)
.................. 500 419,971
Marvell Technology, Inc., 5.30%, 04/15/36 .... 180 180,302
1,266,493
Software — 6.0%
Microsoft Corp., 3.45%, 08/08/36 ......... 305 273,090
Oracle Corp.
5.70% , 02/04/36 ................... 845 811,213
3.85% , 07/15/36 ................... 240 197,466
Salesforce, Inc., 5.55%, 03/15/36 ......... 770 767,721
2,049,490
Specialty Retail — 0.4%
O'Reilly Automotive, Inc., 5.10%, 03/12/36 .... 145 143,370
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc., 4.50%, 02/23/36 ............ 160 158,879
Dell International LLC
5.10% , 02/15/36 ................... 205 201,433
8.10% , 07/15/36 ................... 170 202,284
562,596
Trading Companies & Distributors — 0.2%
Sumisho Air Lease Corp., 5.50%, 03/24/36
(a)
.. 75 74,271
Water Utilities — 0.6%
American Water Capital Corp., 5.20%, 04/01/36 125 125,166
Essential Utilities, Inc., 5.13%, 03/15/36 ..... 85 83,730
208,896
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 5.00%, 02/15/36 ....... 210 205,626
Total Long-Term Investments — 98 .5%
(Cost: $ 33,531,397 ) ............................... 33,356,873

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(d) (e)
.................. 124,491 $ 124,491
Total Short-Term Securities — 0 .4%
(Cost: $ 124,491 ) ................................. 124,491
Total Investments — 98 .9%
(Cost: $ 33,655,888 ) ............................... 33,481,364
Other Assets Less Liabilities — 1.1% .................... 388,714
Net Assets — 100.0% ...............................
$ 33,870,078
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 124,491
(b)
$ — $ — $ — $ 124,491 124,491 $ 202 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 33,356,873 $ — $ 33,356,873
Short-Term Securities
Money Market Funds ...................................... 124,491 — — 124,491
$ 124,491 $ 33,356,873 $ — $ 33,481,364

Statements of Assets and Liabilities
(unaudited)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
iShares iBonds
Dec 2036 Term
Corporate ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,615,690,188 $ 1,059,722,640 $ 330,404,363 $ 33,356,873
Investments, at value — affiliated
(c)
............................................ 169,167,336 96,972,461 57,912,371 124,491
Cash ............................................................... 7,860 — 475 —
Receivables: – – – –
Investment s sold ...................................................... 3,066,681 2,753,100 — —
Securities lending income — affiliated ........................................ 29,157 24,365 12,385 —
Capital shares sold ..................................................... — — 22,899 —
Dividends — affiliated ................................................... 33,113 22,226 9,482 196
Interest — unaffiliated ................................................... 17,628,952 12,999,019 4,333,863 390,269
Total a ssets ...........................................................
1,805,623,287 1,172,493,811 392,695,838 33,871,829
LIABILITIES
Collateral on securities loaned ............................................... 155,899,256 92,229,443 54,294,324 —
Payables: – – – –
Investments purchased .................................................. 6,593,426 14,894,683 1,778,898 —
Investment advisory fees ................................................. 133,635 85,582 26,843 1,751
Total li abilities ..........................................................
162,626,317 107,209,708 56,100,065 1,751
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 1,642,996,970 $ 1,065,284,103 $ 336,595,773 $ 33,870,078
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,621,316,095 $ 1,054,410,588 $ 338,469,010 $ 33,945,121
Accumulated earnings (loss) ................................................ 21,680,875 10,873,515 (1,873,237) (75,043)
NET ASSETS ..........................................................
$ 1,642,996,970 $ 1,065,284,103 $ 336,595,773 $ 33,870,078
NET ASSET VALUE
Shares outstanding ......................................................
65,050,000 41,250,000 13,150,000 1,350,000
Net asset value .........................................................
$ 25.26 $ 25.83 $ 25.60 $ 25.09
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,601,506,370 $ 1,053,683,189 $ 333,722,985 $ 33,531,397
(b)
  Securities loaned, at value ............................................ $ 151,963,501 $ 89,107,958 $ 52,521,352 $ —
(c)
  Investments, at cost — affiliated ......................................... $ 169,168,373 $ 96,974,025 $ 57,914,529 $ 124,491

Statements of Operations
(unaudited)

Six Months Ended April 30, 2026
29
Statements of Operations
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
iShares iBonds
Dec 2036 Term
Corporate ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 98,437 $ 86,365 $ 22,180 $ 202
Interest — unaffiliated ............................................. 37,207,881 24,441,159 6,283,822 101,288
Securities lending income — affiliated — net ............................. 171,835 160,755 59,526 —
Total investment income .............................................
37,478,153 24,688,279 6,365,528 101,490
EXPENSES
Investment advisory .............................................. 758,796 492,605 124,636 1,918
Excise tax ..................................................... — — 639 —
Total e xpenses ...................................................
758,796 492,605 125,275 1,918
Less: – – – –
Investment advisory fees waived ..................................... (2,366) (2,165) (537) (4)
Total ex penses after fees waived .......................................
756,430 490,440 124,738 1,914
Net investment income ..............................................
36,721,723 24,197,839 6,240,790 99,576
REALIZED AND UNREALIZED GAIN (LOSS) $ (22,388,310) $ (16,287,643) $ (5,492,138) $ (174,619)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 318,240 $ (470,376) $ 47,105 $ (95)
Investments — affiliated ......................................... (21,713) (19,411) (9,030) —
In-kind redemptions — unaffiliated
(b)
................................. 2,317,838 1,305,648 — —
2,614,365 815,861 38,075 (95)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (24,986,159) (17,090,585) (5,527,416) (174,524)
Investments — affiliated ......................................... (16,514) (12,921) (2,796) —
(25,002,673) (17,103,506) (5,530,212) (174,524)
Net realized and unrealized loss ........................................
(22,388,308) (16,287,645) (5,492,137) (174,619)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ 14,333,415 $ 7,910,194 $ 748,653 $ (75,043)
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares iBonds Dec 2032 Term Corporate ETF iShares iBonds Dec 2033 Term Corporate ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 36,721,723 $ 53,883,025 $ 24,197,839 $ 37,745,617
Net realized gain ................................................ 2,614,365 1,862,884 815,861 3,931,125
Net change in unrealized appreciation (depreciation) ........................ (25,002,673) 28,556,955 (17,103,506) 16,097,935
Net increase in net assets resulting from operations ...........................
14,333,415 84,302,864 7,910,194 57,774,677
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(35,280,260)
(b)
(51,926,181) (23,620,723)
(b)
(36,837,675)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
290,979,770 489,720,368 170,197,647 227,263,316
NET ASSETS
Total increase in net assets ........................................... 270,032,925 522,097,051 154,487,118 248,200,318
Beginning of period ................................................
1,372,964,045 850,866,994 910,796,985 662,596,667
End of period ....................................................
$ 1,642,996,970 $ 1,372,964,045 $ 1,065,284,103 $ 910,796,985
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2035 Term Corporate ETF
iShares iBonds Dec
2036 Term Corporate
ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 6,240,790 $ 1,961,179 $ 99,576
Net realized gain (loss) ............................................................. 38,075 (2,630) (95)
Net change in unrealized appreciation (depreciation) ......................................... (5,530,212) 2,209,432 (174,524)
Net increase (decrease) in net assets resulting from operations ....................................
748,653 4,167,981 (75,043)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(5,335,021)
(c)
(1,454,850) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
213,766,336 124,702,674 33,945,121
NET ASSETS
Total increase in net assets ............................................................ 209,179,968 127,415,805 33,870,078
Beginning of period .................................................................
127,415,805 — —
End of period .....................................................................
$ 336,595,773 $ 127,415,805 $ 33,870,078
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
32
iShares iBonds Dec 2032 Term Corporate ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
06/28/22
(a)
to 10/31/22
Net asset value, beginning of period ..............................
$ 25.59  $ 24.95  $ 22.85  $ 23.37  $ 24.98
Net investment income
(b)
......................................
0 .61  1 .26  1 .28  1 .26  0 .42
Net realized and unrealized gain (loss)
(c)
............................
(0.34) 0.62  2.05  (0.63) (1.74)
Net increase (decrease) from investment operations ..................... 0.27  1.88  3.33  0.63  (1.32)
Distributions from net investment income
(d)
......................... (0.60)
(e)
(1.24) (1.23) (1.15) (0.29)
Net asset value, end of period ................................... $ 25.26  $ 25.59  $ 24.95  $ 22.85  $ 23.37
Total Return
(f)
Based on net asset value ....................................... 1.04%
(g)
7.76% 14.76% 2.49% (5.34)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.10%
(i)
0.10% 0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ..................................
0.10%
(i)
0.10% 0.10% 0.10% 0.10%
(i)
Net investment income .........................................
4.84%
(i)
5.03% 5.16% 5.22% 4.97%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 1,642,997  $ 1,372,964  $ 850,867  $ 244,514  $ 16,361
Portfolio turnover rate
(j)
......................................... 2% 10% 2% 4% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares iBonds Dec 2033 Term Corporate ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 26.21  $ 25.53  $ 23.35  $ 25.00
Net investment income
(b)
....................................................
0 .64  1 .29  1 .32  0 .48
Net realized and unrealized gain (loss)
(c)
..........................................
(0.39) 0.67  2.09  (1.85)
Net increase (decrease) from investment operations ................................... 0.25  1.96  3.41  (1.37)
Distributions from net investment income
(d)
....................................... (0.63)
(e)
(1.28) (1.23) (0.28)
Net asset value, end of period ................................................. $ 25.83  $ 26.21  $ 25.53  $ 23.35
Total Return
(f)
Based on net asset value ..................................................... 0.94%
(g)
7.90% 14.79% (5.52)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .......................................................
4.91%
(i)
5.04% 5.20% 5.43%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 1,065,284  $ 910,797  $ 662,597  $ 78,231
Portfolio turnover rate
(j)
....................................................... 6% 3% 1% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
iShares iBonds Dec 2035 Term
Corporate ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 26.00  $ 25.00
Net investment income
(b)
................................................................................
0 .64  0 .78
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.44) 0.75
Net increase from investment operations ....................................................................... 0.20  1.53
Distributions from net investment income
(d)
................................................................... (0.60)
(e)
(0.53)
Net asset value, end of period ............................................................................. $ 25.60  $ 26.00
Total Return
(f)
Based on net asset value ................................................................................. 0.76%
(g)
6.20%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.10%
(i)
0.10%
(i)
Total expenses after fees waived ............................................................................
0.10%
(i)
0.10%
(i)
Net investment income ...................................................................................
5.01%
(i)
5.02%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 336,596  $ 127,416
Portfolio turnover rate
(j)
................................................................................... 1% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
35
Financial Highlights
iShares iBonds
Dec 2036 Term
Corporate ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .13
Net realized and unrealized loss
(c)
.........................................................................................
(0.04)
Net increase from investment operations ...................................................................................... 0.09
Net asset value, end of period ............................................................................................ $ 25.09
Total Return
(d)
Based on net asset value ................................................................................................ 0.36%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.10%
(g)
Total expenses after fees waived ...........................................................................................
0.10%
(g)
Net investment income ..................................................................................................
5.19%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 33,870
Portfolio turnover rate
(h)
.................................................................................................. 0%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
(i)
Rounds to less than 0.5%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
36
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
iShares ETF
Diversification
Classification
iBonds Dec 2032 Term Corporate .......................................................................................... Diversified
iBonds Dec 2033 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2035 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2036 Term Corporate
(a)
......................................................................................... Non-diversified
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2032 Term Corporate
Barclays Bank plc ...................................... $ 70,823,374 $ (70,823,374) $ – $ –
BMO Capital Markets Corp. ............................... 247,321 (247,321) – –
BNP Paribas SA ....................................... 89 (89) – –
Citigroup Global Markets, Inc. .............................. 8,626,123 (8,626,123) – –
J.P. Morgan Securities LLC ............................... 38,911,192 (38,911,192) – –
Morgan Stanley ....................................... 1,961,225 (1,401,108) – 560,117
National Bank Financial, Inc. .............................. 4,548,914 (4,548,914) – –
RBC Capital Markets LLC ................................ 19,425,834 (19,425,834) – –
Scotia Capital (USA), Inc. ................................ 177,359 (177,359) – –
Scotia Capital, Inc. ..................................... 1,441,761 (1,441,761) – –
TD Securities (USA) LLC ................................. 3,517,594 (3,517,594) – –
UBS Securities LLC .................................... 749,659 (749,659) – –
Wells Fargo Securities LLC ............................... 1,533,056 (1,533,056) – –
$ 151,963,501 $ (151,403,384) $ – $ 560,117
iBonds Dec 2033 Term Corporate
Barclays Bank plc ...................................... $ 37,904,624 $ (37,904,624) $ – $ –
Barclays Capital, Inc. ................................... 2,641,742 (2,641,742) – –
BNP Paribas SA ....................................... 8,494,090 (8,494,090) – –
BofA Securities, Inc. .................................... 1,603,078 (1,603,078) – –
Citigroup Global Markets, Inc. .............................. 2,859,152 (2,859,152) – –
J.P. Morgan Securities LLC ............................... 16,642,458 (16,642,458) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 209,386 (209,386) – –
Morgan Stanley ....................................... 210,913 (210,913) – –
National Bank Financial, Inc. .............................. 2,836,630 (2,836,630) – –
RBC Capital Markets LLC ................................ 7,208,239 (7,208,239) – –
Scotia Capital (USA), Inc. ................................ 426,199 (426,199) – –
TD Securities (USA) LLC ................................. 60,858 (60,858) – –
Wells Fargo Securities LLC ............................... 8,010,589 (8,010,589) – –
$ 89,107,958 $ (89,107,958) $ – $ –
iBonds Dec 2035 Term Corporate
Barclays Bank plc ...................................... $ 18,714,265 $ (18,714,265) $ – $ –
Barclays Capital, Inc. ................................... 2,338,654 (2,338,654) – –
BMO Capital Markets Corp. ............................... 145,408 (145,408) – –
BNP Paribas SA ....................................... 7,986,652 (7,986,652) – –
BofA Securities, Inc. .................................... 1,869,826 (1,869,826) – –
J.P. Morgan Securities LLC ............................... 17,268,771 (17,268,771) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 765,914 (765,914) – –
TD Securities (USA) LLC ................................. 194,055 (194,055) – –
UBS AG ............................................ 82,392 (82,392) – –
UBS Securities LLC .................................... 500,607 (500,607) – –
Wells Fargo Bank N.A. .................................. 914,747 (914,747) – –
Wells Fargo Securities LLC ............................... 1,740,061 (1,740,061) – –
$ 52,521,352 $ (52,521,352) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
iBonds Dec 2032 Term Corporate .......................................................................................... $ 2,366
iBonds Dec 2033 Term Corporate .......................................................................................... 2,165
iBonds Dec 2035 Term Corporate .......................................................................................... 537
iBonds Dec 2036 Term Corporate .......................................................................................... 4
iShares ETF Amounts
iBonds Dec 2032 Term Corporate .............................................................................................. $ 61,915
iBonds Dec 2033 Term Corporate .............................................................................................. 53,522
iBonds Dec 2035 Term Corporate .............................................................................................. 19,901

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
6. Purchases and Sales
For the period ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
iShares ETF Purchases Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 37,471,637 $ 40,719,861
iBonds Dec 2033 Term Corporate ........................................................................... 172,420,422 57,220,248
iBonds Dec 2035 Term Corporate ........................................................................... 4,265,722 3,072,795
iBonds Dec 2036 Term Corporate ........................................................................... 9,937,133 14,671
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 323,760,450 $ 46,237,999
iBonds Dec 2033 Term Corporate ........................................................................... 94,411,499 31,688,900
iBonds Dec 2035 Term Corporate ........................................................................... 209,395,706 —
iBonds Dec 2036 Term Corporate ........................................................................... 23,609,728 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
iBonds Dec 2032 Term Corporate .......................................................................................... $ (1,922,675)
iBonds Dec 2033 Term Corporate .......................................................................................... (249,692)
iBonds Dec 2035 Term Corporate .......................................................................................... (2,630)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2032 Term Corporate ...................................... $ 1,770,679,449 $ 17,622,832 $ (3,444,757) $ 14,178,075
iBonds Dec 2033 Term Corporate ...................................... 1,150,660,061 8,964,775 (2,929,735) 6,035,040
iBonds Dec 2035 Term Corporate ...................................... 391,637,514 155,591 (3,476,371) (3,320,780)
iBonds Dec 2036 Term Corporate ...................................... 33,655,888 5,029 (179,553) (174,524)

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2032 Term Corporate
Shares sold 13,250,000 $ 338,019,222 22,000,000 $ 551,299,510
Shares redeemed
(1,850,000) (47,039,452) (2,450,000) (61,579,142)
11,400,000 $ 290,979,770 19,550,000 $ 489,720,368
iBonds Dec 2033 Term Corporate
Shares sold 7,750,000 $ 202,442,134 12,450,000 $ 319,289,023
Shares redeemed
(1,250,000) (32,244,487) (3,650,000) (92,025,707)
6,500,000 $ 170,197,647 8,800,000 $ 227,263,316
iBonds Dec 2035 Term Corporate
Shares sold 8,250,000 $ 213,766,336 4,900,000 $ 124,702,674
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Dec 2036 Term Corporate
(a)
Shares sold .......................................................................... 1,350,000 $ 33,945,121
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
42
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
43
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2026
iShares Semi-Annual Financial Statements and Additional Information
44
iShares iBonds Dec 2036 Term Corporate ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA
:
The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale
:
The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
45
Board Review and Approval of Investment Advisory Contract
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates
:
Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
46
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX Exchange
iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX Exchange
iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX Exchange
iShares iBonds Dec 2029 Term Muni Bond ETF | IBMR | Cboe BZX Exchange
iShares iBonds Dec 2031 Term Muni Bond ETF | IBMT | Cboe BZX Exchange
iShares iBonds Dec 2032 Term Muni Bond ETF | IBMU | Cboe BZX Exchange
iShares iBonds Dec 2033 Term Muni Bond ETF | IBMV | Cboe BZX Exchange
iShares iBonds Dec 2034 Term Muni Bond ETF | IBMW | Cboe BZX Exchange
iShares iBonds Dec 2035 Term Muni Bond ETF | IBMX | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 644,703
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,445,545
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,294,442
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 201,110
Alabama Public School & College Authority
Series B , RB , 5.00% , 05/01/26 ......... 55 55,000
Series C , RB , 5.00% , 06/01/26 ......... 150 150,507
Series 2020A , RB , 5.00% , 11/01/26 ..... 615 621,894
Auburn University, Series 2025-A, RB,
5.00%, 06/01/26 ................. 500 500,876
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,600 3,617,043
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 40,000
State of Alabama
Series 2014-A , GO , 3.00% , 08/01/26 .... 100 99,974
Series 2016C , GO , 5.00% , 08/01/26 ..... 330 331,907
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 120,223
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 225 225,852
Series 2019C , RB , 5.00% , 07/01/26 ..... 290 291,099
9,640,175
Alaska — 0.3%
Alaska Housing Finance Corp., Series II 2021A,
RB, 5.00%, 12/01/26 .............. 100 101,252
Alaska Municipal Bond Bank Authority
Series 2025 , RB , 5.00% , 10/01/26 ...... 195 196,831
Series 2020-1 , RB , 5.00% , 12/01/26 ..... 160 162,125
Borough of North Slope, Series 2024A, GO,
5.00%, 06/30/26 ................. 145 145,530
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 240 241,780
Series 2022A , GO , 5.00% , 09/01/26 ..... 475 478,522
Series 2024B , GO , 5.00% , 09/01/26 ..... 80 80,593
Series D , GO , 5.00% , 09/01/26 ........ 25 25,027
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 100,568
1,532,228
Arizona — 1.9%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 140,257
Series 2021A , COP , 5.00% , 06/01/26 .... 310 310,517
Series 2017B , RB , 5.00% , 07/01/26 ..... 190 190,704
Series 2020A , RB , 5.00% , 07/01/26 ..... 110 110,430
Series 2024 , RB , 5.00% , 08/01/26 ...... 100 100,560
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 290,286
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 306,155
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(a)
..... 300 302,954
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 145 145,566
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 135,511
Series 2017A , RB , 5.00% , 07/01/26 ..... 520 521,970
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 180 180,660
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... USD 305 $ 305,683
Series 2016 , GO , 5.00% , 07/01/26 ...... 1,025 1,028,982
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 265 265,747
Series 2020A , RB , 5.00% , 07/01/26 ..... 385 386,574
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 738,004
Series 2022 , RB , 5.00% , 07/01/26 ...... 500 502,044
Series B , RB , 5.00% , 07/01/26 ......... 415 416,696
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 40,183
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 280 281,045
County of Pima, COP, 5.00%, 12/01/26 .... 420 425,302
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 376,368
Series 2020A , RB , 5.00% , 07/01/26 ..... 540 541,979
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/26 ................. 775 778,010
Maricopa County Unified School District No. 80
Chandler, Series 2020A, GO, 5.00%, 07/01/26 130 130,483
Maricopa County Unified School District
No. 93-Cave Creek, Series 2015A, GO,
4.00%, 07/01/26 (BAM) ............ 450 450,391
Maricopa County Union High School District No.
210-Phoenix
Series 2014C , GO , 3.50% , 07/01/26 ..... 950 950,414
Series 2021E , GO , 5.00% , 07/01/26 ..... 225 225,847
Scottsdale Municipal Property Corp., Series
2025, RB, 5.00%, 07/01/26 .......... 450 451,710
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 130,474
11,161,506
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 10/01/26 ................. 20 20,035
California — 9.8%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 246,739
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 104,308
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26
(b)
............. 115 114,243
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 496,522
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 505,484
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 125 124,232
California Health Facilities Financing Authority
Series 2015 , RB , 5.00% , 11/15/26 ...... 200 200,316
Series 2018A , RB , 5.00% , 11/15/26 ..... 260 263,565
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 07/01/26 ...... 1,040 1,044,198
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 110,000
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 80,892
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 131,450
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 101,021
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 100,610
California State Public Works Board
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 191,151
Series E , RB , 5.00% , 09/01/26 ......... 75 75,610

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , RB , 5.00% , 10/01/26 ......... USD 385 $ 388,939
California State University
Series 2016B-3 , RB , VRDN,
3.13% , 11/01/26
(a)
............... 250 249,502
Series 2016A , RB , 4.00% , 11/01/26 ..... 200 200,173
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 210,348
Series 2017A , RB , 5.00% , 11/01/26 ..... 630 638,164
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 50,648
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 145,946
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 80,532
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 355,703
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 110,102
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 275,256
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 410,382
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/26 ......... 120 120,232
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 161,688
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 235 233,522
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 50,548
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 20 20,039
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 335,660
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 1,500 1,499,163
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 149,034
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26
(b)
........ 50 49,682
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 79,483
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 98,923
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 99,403
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 89,460
Series 2008 , GO , 0.00% , 08/01/26 ...... 825 820,055
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 100,693
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 230,443
Series I , GO , 4.00% , 08/01/26 ......... 205 205,698
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 502,936
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 417,437
Series D , GO , 5.00% , 08/01/26 ........ 500 502,936
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/26 ......... 435 441,863
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 546,088
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 125,249
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 376,096
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 381,528
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 100,402
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 717,874
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 USD 130 $ 130,314
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 500,020
Series 2017A , RB , 5.00% , 07/01/26 ..... 385 386,463
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 80,304
Series 2018B , RB , 5.00% , 07/01/26 ..... 615 616,087
Series 2019C , RB , 5.00% , 07/01/26 ..... 295 296,121
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 75,285
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 321,216
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 190,336
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 175,665
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 125,475
Los Angeles Department of Water & Power
Water System
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 275,975
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 215,762
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 145,514
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 115,460
Series 2017A , GO , 5.00% , 07/01/26 ..... 940 943,763
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 385 386,541
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 361,441
Series 2020C , GO , 5.00% , 07/01/26 ..... 240 240,961
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 441,761
Series 2022QRR , GO , 5.00% , 07/01/26 ... 565 567,262
Series 2023QRR , GO , 5.00% , 07/01/26 ... 210 210,841
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 279,761
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 291,185
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 177,066
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 920 930,621
Series 2020A , RB , 5.00% , 11/01/26 ..... 415 419,791
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/26 (NPFGC)
(b)
.. 175 173,908
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 188,772
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 80,160
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/26
(b)
........ 100 99,351
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 333,091
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 162,929
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 125,763
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 40,292
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
4.00%, 05/15/26 ................. 1,085 1,085,575
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... 820 820,025
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 541,133
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 80,547
Series 2021I , RB , 5.00% , 08/15/26 ...... 1,295 1,303,854
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 75,513
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... USD 80 $ 80,043
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 211,260
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 331,979
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(b)
... 50 49,768
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 306,185
Series C-2 , GO , 5.50% , 07/01/26 ....... 25 25,121
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,208
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 211,313
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 515,000
Series 2019D , RB , 5.00% , 05/01/26 ..... 100 100,000
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 115,000
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,003,382
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 505,211
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 1,000 993,537
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 94,192
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 435 431,302
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 100,658
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 160,000
Santa Clara Valley Transportation Authority,
Series 2018A, RB, 5.00%, 06/01/26 ..... 100 100,200
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 177,442
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 496,830
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 496,805
Southern California Logistics Airport Authority,
Series 2025A, 5.00%, 12/01/26 ........ 880 892,340
Southern California Public Power Authority
Series 2020-3 , RB , VRDN, ( Bank of America
NA SBPA ), 3.10% , 05/04/26
(a)
....... 2,000 2,000,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 721,941
Series 2023-1 , RB , 5.00% , 07/01/26 ..... 80 80,281
State of California
GO , 5.00% , 08/01/26 ............... 270 271,581
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 341,991
Series C , GO , 5.00% , 08/01/26 ........ 785 789,597
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,162,590
GO , 5.00% , 09/01/26 ............... 1,445 1,456,753
GO , 5.00% , 10/01/26 ............... 3,615 3,650,773
Series 2019 , GO , 5.00% , 10/01/26 ...... 235 237,326
GO , 4.00% , 11/01/26 ............... 850 855,973
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 718,494
GO , 5.00% , 11/01/26 ............... 370 374,427
Series CX , GO , 3.00% , 12/01/26 ....... 500 500,571
GO , 5.00% , 12/01/26 ............... 1,015 1,029,494
GO , 5.00% , 08/01/27 ............... 305 306,870
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 664,047
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 130,639
GO , 5.00% , 09/01/27 ............... 185 186,519
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,221
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 80,183
Security
Par (000)
Par (000) Value
California (continued)
Series AX , RB , 5.00% , 12/01/26 ........ USD 425 $ 431,715
Series AZ , RB , 5.00% , 12/01/26 ........ 120 121,896
Series BA , RB , 5.00% , 12/01/26 ........ 40 40,632
Series BB , RB , 5.00% , 12/01/26 ........ 185 187,923
Series BD , RB , 5.00% , 12/01/26 ....... 265 269,187
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 180,078
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 370,160
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 210,171
Series 2017AY , RB , 5.00% , 05/15/26 .... 765 765,624
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 220,180
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 110,090
Series 2022S , RB , 5.00% , 05/15/26 ..... 250 250,204
Series 2023BN , RB , 5.00% , 05/15/26 .... 145 145,118
Series 2024BS , RB , 5.00% , 05/15/26 .... 85 85,069
Series 2024BT , RB , 5.00% , 05/15/26 .... 150 150,146
57,205,315
Colorado — 1.4%
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 70,415
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,005,922
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 561,862
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 384,698
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 227,782
Series 2018B , RB , 5.00% , 12/01/26 ..... 175 177,294
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 185 187,404
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 217,794
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 177,274
Series 2023B , RB , 5.00% , 11/15/26 ..... 175 177,274
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 65,845
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 131,689
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 217,990
Colorado Health Facilities Authority
Series 2019A-2 , RB , 5.00% , 08/01/26 .... 475 477,360
Series 2022A , RB , 5.00% , 11/01/26 ..... 300 303,064
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 253,185
Denver City & County School District No. 1
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 319,417
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 330 334,628
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 213,548
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 1,340 1,328,081
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/26 ................. 140 141,670
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/26 .... 410 410,781
Series 2021C-3B , RB , VRDN,
2.00% , 10/15/26
(a)
............... 765 760,811
8,145,788
Connecticut — 1.1%
Connecticut State Health & Educational
Facilities Authority, Series A-2, RB, VRDN,
2.00%, 07/01/26
(a)
................ 760 758,986
State of Connecticut
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 185,088
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 450,387
Series 2020C , GO , 4.00% , 06/01/26 ..... 265 265,271
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 100,102
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 551,494
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 301,688

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018F , GO , 5.00% , 09/15/26 ..... USD 230 $ 231,948
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 383,219
Series E , GO , 5.00% , 10/15/26 ........ 225 227,350
Series 2022G , GO , 5.00% , 11/15/26 ..... 535 541,643
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 560,000
Series 2021A , RB , 5.00% , 05/01/26 ..... 700 700,000
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 501,852
Series A , RB , 5.00% , 09/01/26 ......... 125 125,941
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 80,758
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 429,870
University of Connecticut, Series 2022A, RB,
5.00%, 05/01/26 (SAP) ............. 100 100,000
6,495,597
Delaware — 0.3%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 555 557,187
Series 2017 , RB , 5.00% , 07/01/26 ...... 445 446,753
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 574,481
State of Delaware
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 170,653
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 106,039
1,855,113
District of Columbia — 1.1%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,230
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 145,265
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 205,378
Series D , GO , 5.00% , 06/01/26 ........ 360 360,673
Series 2015 , RB , 5.00% , 07/15/26 ...... 520 520,582
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 596,054
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 567,503
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 175,324
District of Columbia Income Tax
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 75,000
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 237,325
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,014,521
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 196,929
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 206,882
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 252,295
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 471,788
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 130,612
Series 2021A , RB , 5.00% , 07/15/26 ..... 1,090 1,095,134
6,381,495
Florida — 4.2%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 830 832,933
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 110,392
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 200 200,354
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 300,531
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 272,502
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,090 1,100,691
Series B , RB , 5.00% , 10/01/26 ......... 325 328,188
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/26 ................. 500 504,737
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/26 ..... 385 386,439
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2016 , RB , 5.00% , 10/01/26 ...... USD 160 $ 161,589
Series B , RB , 5.00% , 10/01/26 ......... 615 616,165
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,838
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 316,228
County of Seminole, Series 2025A, RB,
5.00%, 10/01/26 ................. 120 121,157
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/26 ..... 610 612,328
Series 2019B , RB , 5.00% , 07/01/26 ..... 510 511,947
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 456,737
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,007,066
Florida Municipal Power Agency
Series 2021B , RB , 5.00% , 10/01/26 ..... 160 161,409
Series 2025A , RB , 5.00% , 10/01/26 ..... 260 262,290
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 240 242,294
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/26 ................. 220 222,057
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 504,841
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/26 .... 115 115,580
Series 2017B , COP , 5.00% , 08/01/26 .... 915 919,616
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 525 530,127
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... 850 854,352
Series 2018A , COP , 5.00% , 08/01/26 .... 230 231,178
Series 2022B , COP , 5.00% , 08/01/26 .... 680 683,482
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 555 560,258
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 500 500,000
Series 2015D , COP , 5.00% , 02/01/27 .... 455 455,493
School District of Broward County
Series A , COP , 5.00% , 07/01/26 ........ 250 250,837
Series B , COP , 5.00% , 07/01/26 ........ 210 210,703
Series C , COP , 5.00% , 07/01/26 ........ 420 421,406
Series 2016A , COP , 5.00% , 07/01/27 .... 200 200,729
Series B , COP , 5.00% , 07/01/27 ........ 215 215,784
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 125,003
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 100,188
Series 2019C , GO , 5.00% , 06/01/26 ..... 435 435,817
Series 2021B , GO , 5.00% , 06/01/26 ..... 260 260,489
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 140,263
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 470,839
Series 2016A , GO , 5.00% , 07/01/26 ..... 100 100,386
Series 2018A , GO , 5.00% , 07/01/26 ..... 180 180,694
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 286,099
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 486,870
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 175,675
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,144,395
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 160,311
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 426,624
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 250,867
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 500 499,504
Series 2019A , RB , 5.00% , 07/01/26 ..... 260 260,950
Series 2020B , RB , 5.00% , 07/01/26 ..... 160 160,598
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 185,706

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... USD 1,435 $ 1,439,877
Series 2016B , RB , 5.00% , 07/01/26 ..... 585 586,998
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 80,272
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 145,565
24,488,248
Georgia — 1.7%
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 202,735
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 684,674
City of Atlanta Department of Aviation, Series
2022A, RB, 5.00%, 07/01/26 ......... 100 100,375
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 323,827
Series 2018C , RB , 5.00% , 11/01/26 ..... 575 581,876
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 85,145
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 850 853,162
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 705 706,379
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 155,927
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 195 195,636
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 241,374
Main Street Natural Gas, Inc.
Series 2019C , RB , VRDN, 4.00% , 09/01/26
(a)
980 982,628
Series 2019C , RB , 5.00% , 09/01/26 ..... 925 930,596
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 262,765
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 150,586
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 401,563
Municipal Electric Authority of Georgia, Series
2020A, RB, 5.00%, 11/01/26 ......... 100 101,171
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 400 403,118
State of Georgia
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 316,225
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 296,147
Series 2021A , GO , 5.00% , 07/01/26 ..... 1,000 1,003,890
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 628,674
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 349,844
9,958,317
Hawaii — 1.0%
City & County Honolulu Wastewater System,
Series A, RB, 5.00%, 07/01/27 ........ 300 301,173
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 612,235
Series 2020F , GO , 5.00% , 07/01/26 ..... 275 276,008
Series 2021A , GO , 5.00% , 07/01/26 ..... 95 95,348
Series 2021B , GO , 5.00% , 07/01/26 ..... 250 250,916
Series 2019C , GO , 4.00% , 08/01/26 ..... 275 275,846
Series D , GO , 5.00% , 09/01/26 ........ 615 619,581
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 80,145
County of Maui, Series 2015, GO,
3.00%, 09/01/26 ................. 1,500 1,500,330
State of Hawaii
Series FK , GO , 5.00% , 05/01/26 ....... 110 110,000
Series FG , GO , 5.00% , 10/01/26 ....... 485 489,757
Series FH , GO , 5.00% , 10/01/26 ....... 125 126,226
Series FN , GO , 5.00% , 10/01/26 ....... 580 585,689
Security
Par (000)
Par (000) Value
Hawaii (continued)
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/27 .............. USD 200 $ 200,729
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 146,313
5,670,296
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,205 1,210,626
Series 2017A , RB , 5.00% , 07/15/26 ..... 230 231,074
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 600 601,148
2,042,848
Illinois — 2.2%
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/26 ...... 135 136,446
Series 2024A , RB , 5.00% , 11/01/26 ..... 505 510,409
County of Cook
Series 2021B , GO , 4.00% , 11/15/26 ..... 375 377,343
Series 2016A , GO , 5.00% , 11/15/26 ..... 330 333,814
Series 2016A , GO , 5.00% , 11/15/26 ..... 90 91,137
Series 2022A , RB , 5.00% , 11/15/26 ..... 195 197,314
Series 2024 , RB , 5.00% , 11/15/26 ...... 90 91,084
County of Will, Series 2025B, GO,
5.00%, 11/15/26 ................. 115 116,348
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 150 151,644
Illinois Finance Authority
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,400,402
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 742,866
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 411,588
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/26 ........ 245 248,126
Series D , GO , 5.00% , 12/01/26 ........ 125 126,595
Regional Transportation Authority, Series 2017A,
RB, 5.00%, 07/01/26 .............. 110 110,365
State of Illinois
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 700,000
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 200,000
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 602,057
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 151,117
Series 2018A , GO , 5.00% , 10/01/26 ..... 915 923,074
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 403,530
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,008,824
Series 2017D , GO , 5.00% , 11/01/26 ..... 2,450 2,476,027
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 50,531
Series 2021A , GO , 5.00% , 12/01/26 ..... 200 202,471
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 100,170
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 290,311
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 751,707
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 65,148
12,970,448
Indiana — 1.0%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 560 565,375
Indiana Finance Authority
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 651,203
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,189
Series 2016A , RB , 5.00% , 10/01/26 ..... 750 757,105
Series 2025A , RB , 5.00% , 10/01/26 ..... 615 620,441

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series E , RB , 5.00% , 02/01/27 ......... USD 100 $ 100,589
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 876,359
Indiana Municipal Power Agency, Series 2016C,
RB, 5.00%, 01/01/27 .............. 175 175,615
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 125,235
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,167
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 370,655
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 785 786,255
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 455 456,724
5,685,912
Iowa — 0.5%
City of Cedar Rapids, Series 2025A, GO,
5.00%, 06/01/26 ................. 350 350,628
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 475 475,832
Series 2021A , GO , 5.00% , 06/01/26 ..... 355 355,622
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 180,315
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 447,459
Series 2023C , RB , 5.00% , 08/01/26 ..... 180 180,994
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 610 610,696
Series 2020A , GO , 5.00% , 06/01/26 ..... 80 80,157
Series 2016 , RB , 5.00% , 06/15/26 ...... 325 325,940
3,007,643
Kansas — 0.6%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/26 ................. 475 478,766
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,038
Kansas Development Finance Authority, Series
2023SRF, RB, 5.00%, 05/01/26 ........ 265 265,000
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 534,184
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 302,369
3,580,357
Kentucky — 0.7%
Kentucky Asset Liability Commission, Series
2021A, RB, 5.00%, 11/01/26 ......... 550 555,754
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 265 266,932
Series A , RB , 5.00% , 10/01/26 ......... 255 257,341
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 1,075 1,086,943
Kentucky Turnpike Authority
Series B , RB , 4.00% , 07/01/26 ......... 1,700 1,702,928
Series 2024A , RB , 5.00% , 07/01/26 ..... 100 100,336
3,970,234
Louisiana — 1.6%
Parish of St. John the Baptist
(a)
Series 2017A-3 , RB , VRDN, 2.20% , 07/01/26 6,070 6,062,196
Series 2017B-2 , RB , VRDN, 2.37% , 07/01/26 100 99,900
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/26 ..... 900 905,245
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 221,722
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,097,874
Series 2021 , RB , 5.00% , 09/01/26 ...... 375 377,860
Series 2023 , RB , 5.00% , 09/01/26 ...... 100 100,763
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2024C , GO , 5.00% , 12/01/26 ..... USD 500 $ 506,962
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/26 ............ 230 230,000
9,602,522
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/26 ......... 240 242,244
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 305 306,313
Series 2020A , RB , 5.00% , 09/01/26 ..... 455 458,455
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 91,036
Series C , RB , 5.00% , 11/01/26 ......... 270 273,108
Maine Turnpike Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 825 828,125
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 436,648
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 160,157
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 285,536
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 350,658
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 265,498
Series 2020B , GO , 5.00% , 06/01/26 ..... 435 435,817
Series 2022B , GO , 5.00% , 06/01/26 ..... 305 305,573
4,439,168
Maryland — 2.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,017
Series 2017C , RB , 5.00% , 07/01/26 ..... 395 396,416
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 90,928
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 146,494
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 656,593
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 353,550
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 151,521
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 95,964
County of Baltimore, Series 2024A, GO,
5.00%, 07/01/26 ................. 310 311,138
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 80,456
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 353,433
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 111,079
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 100,981
County of Frederick
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 75,431
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 296,693
County of Howard
Series 2019B , GO , 5.00% , 08/15/26 ..... 220 221,295
Series 2020A , GO , 5.00% , 08/15/26 ..... 520 523,060
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 105,198
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,686,240
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 718,349
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 257,999
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 116,352
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 501,919
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 457,162
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 297,576
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. 190 191,352
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/26 250 250,862

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... USD 125 $ 125,486
State of Maryland
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 356,184
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,046,809
Series 2A , GO , 5.00% , 08/01/26 ....... 225 226,306
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,000
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 408,225
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 752,400
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 111,496
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 90,178
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 375 375,740
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 300,592
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 100,290
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. 105 105,208
13,846,972
Massachusetts — 4.4%
Commonwealth of Massachusetts
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 450,000
Series 2016A , GO , 5.00% , 07/01/26 ..... 300 301,147
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 210,766
Series A , GO , 5.00% , 07/01/26 ........ 1,510 1,515,508
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 201,552
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 177,067
Series C , GO , 5.25% , 11/01/26 ........ 50 50,652
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2017A, RB, 5.00%, 06/15/27 ......... 295 295,764
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 495 495,947
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 155,345
Massachusetts Bay Transportation
Authority Sales Tax, Series 2005A, RB,
5.00%, 07/01/26 ................. 620 622,401
Massachusetts Clean Water Trust (The), Series
2006, RB, 5.25%, 08/01/26 .......... 230 231,517
Massachusetts Development Finance Agency
Series 2008-U6C , RB , VRDN, ( TD Bank NA
LOC ), 3.15% , 05/04/26
(a)
........... 5,450 5,450,000
Series 2023FF , RB , 5.00% , 10/01/26 .... 325 328,215
Series 2020A , RB , 5.00% , 10/15/26 ..... 515 520,613
Massachusetts Water Resources Authority
Series 2025E , RB , VRDN, ( TD Bank NA LIQ ),
2.92% , 05/11/26
(a)
............... 13,000 13,000,000
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 166,006
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 347,043
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 553,628
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 216,311
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 175,000
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 151,786
25,616,268
Michigan — 0.5%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 240 240,828
Series D , RB , 5.00% , 07/01/27 ......... 220 220,802
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 328,724
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan Finance Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... USD 175 $ 176,731
Series 2021B , RB , 5.00% , 10/01/26 ..... 255 257,512
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 625 633,301
Michigan State Building Authority
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 65,688
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 141,464
State of Michigan, Series 2017A, GO,
5.00%, 05/01/26 ................. 400 400,000
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 162,082
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 435,594
3,062,726
Minnesota — 1.5%
City of Minneapolis
Series 2018 , GO , 3.00% , 12/01/26 ...... 1,000 1,000,079
Series 2024 , GO , 5.00% , 12/01/26 ...... 80 81,109
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 141,900
Series 2018A , GO , 5.00% , 12/01/26 ..... 195 197,647
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 283,801
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 202,715
Series 2024A , GO , 5.00% , 12/01/26 ..... 475 481,448
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 238,196
Metropolitan Council
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 588,110
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,166,080
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 185 185,354
State of Minnesota
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 445,141
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 421,411
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 382,215
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 412,390
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 497,885
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 311,807
Series 2025A , GO , 5.00% , 08/01/26 ..... 270 271,574
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 166,625
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 494,826
COP , 5.00% , 11/01/26 .............. 385 389,393
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 461,362
8,821,068
Mississippi — 0.6%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 696,825
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 248,426
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 288,814
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 647,324
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,585,942
3,467,331
Missouri — 0.6%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 248,311
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/26 ................. 100 101,075
Metropolitan St. Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 125,000
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 690,000

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2019B , RB , 5.00% , 11/01/26 ..... USD 1,385 $ 1,400,940
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 12/01/26 ...... 175 177,141
Series 2025 , RB , 5.00% , 12/01/26 ...... 530 536,484
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 375,433
3,654,384
Nebraska — 0.1%
Douglas County Hospital Authority No. 2, Series
2025, RB, 5.00%, 11/01/26 .......... 300 303,213
Nebraska Public Power District, Series C, RB,
5.00%, 01/01/28 ................. 170 170,113
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 190 190,871
664,197
Nevada — 1.5%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 355 355,634
Series 2016E , GO , 5.00% , 06/15/26 ..... 235 235,646
Series 2017A , GO , 5.00% , 06/15/26 ..... 425 426,169
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 250,709
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 195,553
Series 2024B , GO , 5.00% , 06/15/26 ..... 125 125,353
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 702,458
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 220 220,385
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 401,278
Series 2016B , RB , 5.00% , 07/01/26 ..... 25 25,095
Series 2019E , RB , 5.00% , 07/01/26 ..... 215 215,687
Series 2020C , RB , 5.00% , 07/01/26 ..... 950 953,594
Series 2016A , GO , 5.00% , 11/01/26 ..... 100 100,179
Series 2016B , GO , 5.00% , 11/01/26 ..... 755 763,829
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 111,286
Series 2018B , GO , 5.00% , 12/01/26 ..... 150 152,051
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 995 998,180
Series 2019D , RB , 5.00% , 07/01/26 ..... 400 401,278
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 75,147
Series 2021A , GO , 5.00% , 06/01/26 ..... 490 490,961
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 115,213
State of Nevada
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 115,000
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,062
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 281,618
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 801,536
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 210,418
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 140,237
8,924,556
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 275 276,065
New Hampshire Health & Education Facilities
Authority, Series 2017, RB, 5.00%, 07/01/26 125 125,474
Security
Par (000)
Par (000) Value
New Hampshire (continued)
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... USD 240 $ 241,608
643,147
New Jersey — 1.4%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 565 565,261
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 151,811
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 306,010
New Jersey Economic Development Authority
Series XX , RB , 4.25% , 06/15/26 ........ 930 930,496
Series AAA , RB , 5.00% , 06/15/26 ....... 160 160,391
Series 2018A , RB , 5.00% , 06/15/26 ..... 345 345,843
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 185 186,566
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 222,291
Series B , RB , 5.00% , 11/01/26 ......... 920 929,579
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 366,457
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 272,065
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,119
Series 2021A , RB , 5.00% , 06/15/26 ..... 505 506,234
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 350,855
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 110,291
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 120,320
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,595 2,599,766
8,324,355
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 400,775
Series 2022A , RB , 5.00% , 06/01/26 ..... 455 455,882
Series 2022B , RB , 5.00% , 06/01/26 ..... 150 150,291
Series 2021A , RB , 5.00% , 06/15/26 ..... 415 416,071
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 501,427
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 115,294
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,002,555
State of New Mexico Severance Tax Permanent
Fund
Series 2025A , RB , 5.00% , 07/01/26 ..... 800 803,098
Series A , RB , 5.00% , 07/01/26 ......... 1,530 1,535,925
5,381,318
New York — 17.9%
Battery Park City Authority, Series 2019D-
1, RB, VRDN, (TD Bank NA SBPA),
3.38%, 05/04/26
(a)
................ 3,600 3,600,000
City of New York
Series 2014I-2 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.40% , 05/04/26
(a)
7,700 7,700,000
Series 2015F-6 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.40% , 05/04/26
(a)
2,800 2,800,000
Series 2018B-4 , GO , VRDN, ( Barclays Bank
plc SBPA ), 3.45% , 05/04/26
(a)
....... 1,200 1,200,000
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 75,420
Series 2018A , GO , 5.00% , 08/01/26 ..... 630 633,527
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 296,651
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 1,060 1,065,934
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 633,527

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B-1 , GO , 5.00% , 08/01/26 .... USD 640 $ 643,583
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,005,598
Series A , GO , 5.00% , 08/01/26 ........ 765 769,283
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,484,351
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 45,339
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 368,456
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 326,786
Series C , GO , 5.00% , 08/01/27 ........ 180 180,111
City of Yonkers, Series 2026D, GO,
5.00%, 08/01/26 ................. 650 653,640
County of Suffolk, Series 2021A, GO,
5.00%, 06/15/26 (BAM) ............ 700 702,067
Long Island Power Authority
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 2.90% , 05/11/26
(a)
........ 11,500 11,500,000
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 55,449
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 206,674
Metropolitan Transportation Authority
Series 2015E-3 , RB , VRDN, ( Bank of
America NA LOC ), 3.45% , 05/04/26
(a)
.. 3,500 3,500,000
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,720 1,741,478
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 3,600 3,644,954
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 101,249
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 506,244
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 100,728
Series 2024A , 5.00% , 11/15/26 ........ 300 303,859
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 126,608
New York City Municipal Water Finance Authority
Series BB , RB , VRDN, ( TD Bank NA SBPA ),
3.12% , 05/11/26
(a)
............... 10,000 10,000,000
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 165,459
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 80,222
Series 2021DD , RB , 5.00% , 06/15/26 .... 1,365 1,368,794
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 251,152
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 361,754
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 100,461
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 612,810
New York City Transitional Finance Authority
Future Tax Secured
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 100,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.40% , 05/04/26
(a)
16,000 16,000,000
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 392,135
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,387,852
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 207,298
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 101,121
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 935,369
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 96,065
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,385 1,400,526
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 581,446
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 596,614
Series C , RB , 5.00% , 11/01/26 ......... 250 252,802
Series B , RB , 5.00% , 08/01/27 ......... 235 236,322
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority
Series 2020A , RB , 5.00% , 07/01/26 ..... USD 150 $ 150,624
Series 2025B , RB , 5.00% , 07/01/26 ..... 225 225,890
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 115,689
Series 2025A , RB , 5.00% , 10/01/26 ..... 500 505,050
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 303,030
Series B , RB , 5.00% , 10/01/26 ......... 195 196,970
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 528,643
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 196,353
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 679,683
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 842,175
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 75,219
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 175,510
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/26 ....... 100 100,479
Series 212 , RB , 5.00% , 09/01/26 ....... 110 110,865
Series 213 , RB , 5.00% , 09/01/26 ....... 280 282,201
Series 230 , RB , 4.00% , 12/01/26 ....... 85 85,700
Series 243 , RB , 5.00% , 12/01/26 ....... 415 420,803
Triborough Bridge & Tunnel Authority
Series 2005B-3 , RB , VRDN, ( Bank of
America NA LOC ), 3.45% , 05/04/26
(a)
.. 1,450 1,450,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 3.07% , 05/11/26
(a)
.. 12,000 12,000,000
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 130,116
Series 2022B , RB , 5.00% , 05/15/26 ..... 150 150,134
Series 2016A , RB , 5.00% , 11/15/26 ..... 520 520,993
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 395,032
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 617,870
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 506,451
Series A , RB , 5.00% , 11/15/26 ......... 95 96,226
Series B , RB , 5.00% , 11/15/26 ......... 355 359,580
Series 2025A , RB , 5.00% , 12/01/26 ..... 1,490 1,510,833
103,931,837
North Carolina — 1.7%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 375,721
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 275,528
Series 2021B , COP , 5.00% , 12/01/26 .... 100 101,340
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 385,313
Series 2026A , COP , 5.00% , 12/01/26 .... 520 527,271
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 350 352,049
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/26 ... 250 253,408
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 372,896
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/26 ...... 950 957,437
County of Buncombe, Series 2018, RB,
5.00%, 06/01/26 ................. 80 80,142
County of Forsyth, Series 2013, GO,
5.00%, 07/01/26 ................. 390 391,510
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 568,236
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 320 322,473
County of Wake
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 176,341
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 258,476
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 247,444

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ USD 200 $ 201,175
State of North Carolina
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 285,000
Series 2017B , RB , 5.00% , 05/01/26 ..... 730 730,000
Series 2019A , RB , 5.00% , 05/01/26 ..... 575 575,000
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 165,000
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 390,740
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,883,725
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 171,336
10,047,561
Ohio — 3.5%
City of Cincinnati Water System, Series B, RB,
5.00%, 12/01/26 ................. 640 648,949
City of Cleveland, Series 2015, GO,
5.00%, 12/01/26 ................. 200 200,358
City of Columbus
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 280 281,084
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 230,891
Series 2016A , GO , 4.00% , 08/15/26 ..... 550 550,552
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/26 ................. 310 313,847
County of Franklin, Series 2018, RB,
5.00%, 06/01/26 ................. 290 290,545
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 410 415,565
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 335 337,465
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 167,129
Ohio State University (The)
Series 2023D-1 , RB , VRDN,
2.90% , 05/11/26
(a)
............... 10,000 10,000,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 355 359,839
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 175 175,338
Series 2019 , RB , 5.00% , 06/01/26 ...... 135 135,261
Series 2019A , RB , 5.00% , 06/01/26 ..... 115 115,222
Series 2019B , RB , 5.00% , 06/01/26 ..... 335 335,647
Series 2022A , RB , 5.00% , 06/01/26 ..... 150 150,290
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 76,053
Series 2019 , RB , 5.00% , 12/01/26 ...... 185 187,598
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 187,598
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 661,274
Series 2020B , RB , 5.00% , 06/01/26 ..... 525 526,013
Series 2017A , RB , 5.00% , 12/01/26 ..... 360 365,055
State of Ohio
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 185,000
Series S , GO , 5.00% , 05/01/26 ........ 455 455,000
Series U , GO , 5.00% , 05/01/26 ........ 625 625,000
Series V , GO , 5.00% , 05/01/26 ........ 215 215,000
Series 2019A , GO , 5.00% , 06/15/26 ..... 485 486,324
Series 2021A , GO , 5.00% , 06/15/26 ..... 260 260,710
Series 2017C , GO , 5.00% , 08/01/26 ..... 265 266,498
Series 2018 , COP , 5.00% , 09/01/26 ..... 330 332,351
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 282,382
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 100,851
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 111,093
Series T , GO , 5.00% , 11/01/26 ......... 115 116,329
Series 2020A , RB , 5.00% , 12/01/26 ..... 80 81,123
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2016-1 , RB , 5.00% , 12/15/26 ..... USD 220 $ 220,586
20,449,820
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 760 761,292
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 151,883
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 1,000 1,000,231
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 425 427,913
Oklahoma Water Resources Board, Series 2016,
RB, 5.00%, 04/01/27 (OK CERF) ....... 190 190,339
2,531,658
Oregon — 1.5%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 195,565
City of Portland Sewer System
Series 2018A , RB , 5.00% , 05/01/26 ..... 400 400,000
Series 2018A , RB , 5.00% , 05/01/27 ..... 305 305,573
City of Portland Water System
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 100,000
Series 2021B , RB , 5.00% , 05/01/26 ..... 250 250,000
Clackamas & Washington Counties
School District No. 3, Series 2025, GO,
5.00%, 06/15/26 (GTD) ............. 200 200,520
County of Multnomah, GO, 5.00%, 06/01/26 . 220 220,426
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 895 897,506
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 350 350,980
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 535 536,782
Portland Community College District, Series
2016, GO, 5.00%, 06/15/26 .......... 325 325,922
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 340 340,944
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 706,957
State of Oregon
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 130,000
Series F , GO , 5.00% , 05/01/26 ......... 645 645,000
Series 2025E , GO , 5.00% , 05/15/26 ..... 400 400,361
Series 2019D , GO , 5.00% , 06/01/26 ..... 210 210,407
Series C , GO , 5.00% , 06/01/26 ........ 185 185,359
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,080 1,086,376
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 365,320
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 283,582
Series B , RB , 5.00% , 11/15/26 ......... 180 182,303
Tri-County Metropolitan Transportation District
of Oregon
Series 2017A , RB , 5.00% , 09/01/26 ..... 90 90,710
Series 2017A , RB , 5.00% , 10/01/26 ..... 260 262,200
8,672,793
Pennsylvania — 5.5%
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 800 804,298
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 226,209
Series 2025C , GO , 5.00% , 08/01/26 ..... 775 779,164
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/26 ( AGC ) 300 302,157
Series 2016 , RB , 5.00% , 10/01/26 ...... 680 686,187

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. USD 715 $ 716,152
Commonwealth of Pennsylvania
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 145 145,000
Series 2019 , GO , 5.00% , 07/15/26 ...... 365 366,712
Series 2026 , GO , 5.00% , 08/01/26 ...... 1,000 1,005,727
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,020 2,037,412
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 250 252,421
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 400,769
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 280,694
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 335 335,272
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 65,821
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 405,010
Pennsylvania Higher Educational Facilities
Authority, Series AT-1, RB, 5.00%, 06/15/26 125 125,335
Pennsylvania Housing Finance Agency, Series
2021-137, RB, 5.00%, 10/01/26 ....... 100 100,875
Pennsylvania State University (The)
Series A , RB , 5.00% , 09/01/26 ......... 150 151,154
Series B , RB , 5.00% , 09/01/26 ......... 660 664,856
Pennsylvania Turnpike Commission
Series 2025 , RB , VRDN, ( Bank of America
NA LOC ), 3.09% , 05/11/26
(a)
........ 16,625 16,625,000
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 340,601
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 525,929
Series 1 , RB , 5.00% , 12/01/26 ......... 250 253,233
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 151,922
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 435,805
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 440,612
Series 2020B , RB , 5.00% , 12/01/26 ..... 100 101,282
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 764,711
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 100 101,282
Series A-1 , RB , 5.00% , 12/01/26 ....... 150 151,922
Series A-2 , RB , 5.00% , 12/01/26 ....... 490 496,280
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/26 ................. 605 610,429
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 ......... 880 886,475
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 100,652
31,837,360
Rhode Island — 0.4%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 610 610,473
Series 2017A , RB , 5.00% , 06/15/26 ..... 405 406,076
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 206,508
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/26 ................. 315 318,116
State of Rhode Island
Series 2017A , GO , 5.00% , 05/01/26 ..... 380 380,000
Series 2021A , GO , 5.00% , 05/01/26 ..... 625 625,000
2,546,173
Security
Par (000)
Par (000) Value
South Carolina — 0.6%
Charleston Educational Excellence Finance
Corp., Series 2024, RB, 5.00%, 12/01/26 .. USD 790 $ 799,573
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 166,998
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,114,803
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 339,215
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 202,517
Series 2025B , RB , 5.00% , 12/01/26 ..... 485 491,103
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 212,077
3,326,286
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/26 ......... 240 241,374
Tennessee — 1.2%
Chattanooga Health Educational & Housing
Facility Board, Series 2019A-1, RB,
5.00%, 08/01/26 ................. 65 65,323
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 425 426,610
City of Memphis
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 120,215
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 101,311
City of Memphis Light Gas & Water Division
Electric System
Series 2017 , RB , 5.00% , 12/01/26 ...... 50 50,682
Series 2024 , RB , 5.00% , 12/01/26 ...... 465 471,339
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 575 580,544
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 205,375
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 160,283
County of Hamilton
Series 2024B , GO , 5.00% , 05/01/26 ..... 65 65,000
Series 2024A , GO , 5.00% , 08/01/26 ..... 500 502,927
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/26 ..... 775 775,691
Series 2021A , RB , 5.00% , 05/15/26 ..... 200 200,178
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 466,667
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 175,627
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 245,914
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 250,522
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 165,949
Series B , GO , 5.00% , 08/01/26 ........ 260 261,496
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 60,706
Series A , GO , 5.00% , 08/01/27 ........ 110 110,646
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 100 101,171
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 283,278
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 590 596,908
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 815 824,543
7,268,905

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas — 8.4%
Athens Independent School District, Series
2016, GO, 5.00%, 08/15/26 (PSF) ...... USD 155 $ 155,254
Austin Community College District, Series 2025,
GO, 5.00%, 08/01/26 .............. 110 110,604
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 225 226,310
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 854,948
Series 2023 , GO , 5.00% , 08/01/26 ...... 220 221,236
Series C , GO , 5.00% , 08/01/26 ........ 475 477,669
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 670 674,450
Series 2016C , RB , 5.00% , 08/15/26 ..... 595 598,952
Series 2016J , RB , 5.00% , 08/15/26 ..... 1,060 1,067,040
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 120,752
City of Austin
Series 2020 , GO , 5.00% , 09/01/26 ...... 980 987,398
GO , 5.00% , 11/01/26 ............... 200 202,299
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 556,505
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 151,833
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 202,513
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 220 221,369
City of Corpus Christi Utility System
Series 2019 , RB , 5.00% , 07/15/26 ...... 275 276,213
Series 2025 , RB , 5.00% , 07/15/26 ...... 530 532,394
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 225 227,185
City of Denton, Series 2017, RB,
5.00%, 12/01/26 ................. 400 404,794
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 180,545
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 505 511,235
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,211
Series 2018D , RB , 5.00% , 11/15/26 ..... 100 101,235
City of Irving, Series 2017, GO, 5.50%, 08/15/26 285 287,338
City of Plano, Series 2019, GO, 5.00%, 09/01/26 160 161,235
City of San Antonio
Series 2018 , GO , 5.00% , 08/01/26 ...... 490 492,939
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 482,879
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,162
Series 2017 , GO , 5.00% , 06/15/26 ...... 555 556,506
Series 2018 , GO , 5.00% , 06/15/26 ...... 680 681,845
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 250,680
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 245,666
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 761,309
Series 2017A , GO , 5.00% , 10/01/26 ..... 205 207,017
Series 2020A , GO , 5.00% , 10/01/26 ..... 445 449,378
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 115,718
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 350 352,311
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 335 336,569
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 865 876,424
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 455 460,305
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 207,390
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 161,865
Series 2025B , RB , 5.00% , 11/01/26 ..... 395 399,605
Security
Par (000)
Par (000) Value
Texas (continued)
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. USD 55 $ 55,317
Series 2022A , GO , 5.00% , 08/15/26 ..... 60 60,346
Ector County Independent School District, Series
2024A, GO, 5.00%, 08/15/26 (PSF) ..... 875 880,625
Fort Bend Independent School District
Series 2020A , GO , 5.00% , 08/15/26 ( PSF ) 80 80,524
Series 2024A , GO , 5.00% , 08/15/26 ( PSF ) 275 276,800
Frisco Independent School District, Series 2017,
GO, 5.00%, 08/15/26 (PSF) .......... 155 155,987
Harris County Cultural Education Facilities
Finance Corp., Series 2019A, RB,
5.00%, 12/01/26 ................. 450 455,793
Houston Independent School District, GO,
5.00%, 07/15/26 ................. 200 200,941
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/26 ................. 155 156,340
Klein Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 170 170,869
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 555 557,838
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 745 748,809
Laredo Independent School District, Series
2024, GO, 5.00%, 08/01/26 (PSF) ...... 170 170,972
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 437,860
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 196,274
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 280,260
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,250
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 245 246,525
Series 2017A , GO , 5.00% , 08/15/26 ( PSF ) 60 60,374
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 545 548,393
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/26 ...... 360 360,312
Series 2022 , RB , 5.00% , 05/15/26 ...... 90 90,080
Series 2022A , RB , 5.00% , 05/15/26 ..... 760 760,658
Series 2024 , RB , 5.00% , 05/15/26 ...... 930 930,824
Series 2025 , RB , 5.00% , 05/15/26 ...... 80 80,069
Series 2025A , RB , 5.00% , 05/15/26 ..... 725 725,628
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/26 (PSF) ...... 100 100,655
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 270,498
Series A , RB , 5.00% , 11/01/26 ......... 370 374,290
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 150,495
North Texas Municipal Water District
Series 2017 , RB , 5.00% , 06/01/26 ...... 120 120,221
Series 2016 , RB , 5.00% , 06/01/28 ...... 200 200,342
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2012 , RB , 3.00% , 06/01/26 ...... 930 930,027
Series 2016 , RB , 5.00% , 06/01/26 ...... 150 150,283
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 330 332,547
Series 2025 , RB , 5.00% , 09/01/26 ...... 625 629,844
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 220 221,275
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 270 271,045
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 340 342,285
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 280 281,882

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... USD 600 $ 603,371
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 510 513,046
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/26 ( PSF ) .. 305 307,005
Series 2022 , GO , 5.00% , 08/15/26 ( PSF ) .. 25 25,164
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 125 125,822
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 3.40% , 05/04/26
(a)
.......... 5,500 5,500,000
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 115,103
Series 2022B , RB , 5.00% , 05/15/26 ..... 190 190,171
Series 2024B , RB , 5.00% , 05/15/26 ..... 570 570,512
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 192,415
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 250 251,702
State of Texas
Series 2019A , GO , 5.00% , 08/01/26 ..... 290 291,676
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 631,104
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,025 1,035,010
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,036
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 361,933
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 500,391
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 230,191
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 790,657
Series 2021A , RB , 5.00% , 05/15/26 ..... 135 135,112
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 155,161
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 180,187
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 300,283
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,765 1,782,311
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 560,443
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 .............. 675 678,695
Texas Water Development Board
Series 2020 , RB , 5.00% , 08/01/26 ...... 380 382,128
Series 2021 , RB , 5.00% , 08/01/26 ...... 220 221,232
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 323,327
Series 2018B , RB , 5.00% , 10/15/26 ..... 615 621,395
Series 2019A , RB , 5.00% , 10/15/26 ..... 100 101,040
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,065 1,071,118
Series 2019 , RB , 5.00% , 08/01/26 ...... 380 382,183
49,069,366
Utah — 1.2%
County of Salt Lake, Series 2017, RB,
5.00%, 08/15/26 ................. 140 140,945
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 978,556
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,104,012
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 370 370,704
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 55,098
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 266,017
Series 2019 , GO , 5.00% , 07/01/26 ...... 90 90,345
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 853,263
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 642,457
Security
Par (000)
Par (000) Value
Utah (continued)
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... USD 375 $ 375,688
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 125,235
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 400 402,341
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 196,141
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 290 291,698
Series B1 , RB , 5.00% , 08/01/26 ........ 360 362,107
Utah Transit Authority, Series 2015A, RB,
5.00%, 06/15/26 ................. 655 656,139
6,910,746
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,013,749
Series 20243 , RB , 5.00% , 12/01/26 ..... 50 50,687
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 106,444
1,170,880
Virginia — 2.4%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 160 160,625
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 120,696
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 175,844
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 438,391
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 250,853
City of Richmond, Series 2016A, RB,
5.00%, 01/15/27 ................. 275 275,530
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 80,154
Series A , GO , 5.00% , 06/01/26 ........ 125 125,241
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 302,001
Series A , GO , 5.00% , 08/15/30 ........ 160 161,035
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 400 401,867
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 295 296,631
Series 2025A , GO , 5.00% , 10/01/26 ( SAW ) 90 90,868
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 100,606
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 155,939
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 155 155,317
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 167,307
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 430,942
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 101,398
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,040 1,054,541
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 211,234
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,570 1,579,218
Loudoun County Economic Development
Authority, Series 2016B, RB, 5.00%, 12/01/26 300 304,177
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 225 227,188
Virginia College Building Authority
Series 2016A , RB , 3.00% , 09/01/26 ( ST
INTERCEPT ) .................. 100 100,012
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 255,460

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. USD 330 $ 332,376
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 370,331
Series 2016 , RB , 5.00% , 09/15/26 ...... 205 206,790
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 100,873
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 75,655
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/26 ................. 275 275,995
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 170 171,004
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 155,915
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 502,952
Series B , RB , 5.00% , 08/01/26 ......... 215 216,269
Series A , RB , 5.00% , 08/01/27 ......... 500 502,875
Virginia Public School Authority
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 175,998
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 135 135,770
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 110,627
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 100,570
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 410 412,338
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 385 387,195
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 140 140,239
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 495,737
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 141,639
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 440,093
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 510,913
13,685,229
Washington — 5.5%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 327,508
Central Puget Sound Regional Transit Authority,
Series 2021S-1, RB, 5.00%, 11/01/26 .... 820 829,835
City of Kent, Series 2016, GO, 5.00%, 12/01/26 85 85,154
City of Seattle
Series 2019A , GO , 5.00% , 05/01/26 ..... 300 300,000
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 3.45% , 05/04/26
(a)
........... 1,300 1,300,000
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 230,901
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 341,505
Series 2021 , RB , 5.00% , 09/01/26 ...... 120 120,954
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 241,900
Series 2016B , RB , 5.00% , 04/01/27 ..... 280 280,345
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 110,569
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,065
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 480 482,757
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 217,927
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,126
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 161,212
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 300 303,997
Series 2017 , GO , 5.00% , 12/01/26 ( GTD ) . 55 55,733
County of King
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 3.35% , 05/04/26
(a)
....... 1,175 1,175,000
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 3.40% , 05/04/26
(a)
....... USD 8,000 $ 8,000,000
Series 2019A , GO , 5.00% , 06/01/26 ..... 290 290,549
Series 2016B , RB , 5.00% , 07/01/26 ..... 395 396,508
Series 2017 , GO , 5.00% , 07/01/26 ...... 310 311,183
Series 2018B , RB , 5.00% , 07/01/26 ..... 750 752,863
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 310 311,178
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 218,015
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 60,824
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 860 863,224
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 777,905
Series 2021A , RB , 5.00% , 07/01/26 ..... 400 401,500
Series 2024B , RB , 5.00% , 07/01/26 ..... 245 245,919
Series 2025A , RB , 5.00% , 07/01/26 ..... 635 637,381
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 175,646
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/26 (GTD) ............. 315 319,325
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/26 (GTD) . 235 238,282
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 845 845,911
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/26
(GTD) ....................... 100 101,396
Klickitat County Public Utility District No. 1,
Series 2025, RB, 5.00%, 12/01/26 (AGC) .. 625 632,490
North Thurston Public Schools, Series 2017,
GO, 5.00%, 12/01/26 (GTD) .......... 110 111,536
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,847
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 290 290,334
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,045
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/26
(GTD) ....................... 115 116,512
Port of Seattle
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 140,251
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,005 1,010,502
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/26
(GTD) ....................... 140 141,955
Spokane County School District No. 356 Central
Valley, Series 2025, GO, 5.00%, 12/01/26 . 435 441,075
State of Washington
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(b)
.................... 100 99,761
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 240,244
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 450,927
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 612,259
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 155,574
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 165,611
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 336,241
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 417,324
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 502,800
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 125,700
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 422,352
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 65,364
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 105,588

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2017B , GO , 5.00% , 08/01/27 ..... USD 155 $ 155,891
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 45,279
University of Washington, Series A, RB,
5.00%, 12/01/26 ................. 245 248,354
Washington Health Care Facilities Authority,
Series 2018B, RB, 5.00%, 10/01/26 ..... 600 604,684
31,267,597
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,235
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 116,219
Series 2019A , GO , 5.00% , 06/01/26 ..... 205 205,387
Series 2021A , GO , 5.00% , 06/01/26 ..... 175 175,330
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(b)
.................... 255 251,280
Series 2018B , GO , 5.00% , 12/01/26 ..... 235 238,231
Series 2019A , GO , 5.00% , 12/01/26 ..... 370 375,087
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 550 554,084
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 295 295,532
2,356,385
Wisconsin — 1.3%
City of Madison, Series 2018A, GO,
3.00%, 10/01/26 ................. 500 500,009
County of Kenosha, Series 2018A, GO,
3.00%, 09/01/26 ................. 1,000 999,501
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 125 125,717
Public Finance Authority, Series 2022A-1, RB,
VRDN, 3.30%, 10/01/26
(a)
........... 100 100,024
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 970,000
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 100,000
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 235 235,000
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 390,000
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 728,430
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 612,084
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 116,347
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 190,000
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 245,000
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/26 ..... 950 951,745
Series 2020A , RB , 5.00% , 06/01/26 ..... 275 275,505
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 296,092
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 526,944
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 160,593
Wisconsin Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 08/15/26 115 115,703
7,638,694
Total Long-Term Investments — 98 .4%
(Cost: $ 573,347,148 ) .............................. 573,212,231
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(c) (d)
......... 2,260,602 $ 2,260,828
Total Short-Term Securities — 0 .4%
(Cost: $ 2,260,828 ) ............................... 2,260,828
Total Investments — 98 .8%
(Cost: $ 575,607,976 ) .............................. 575,473,059
Other Assets Less Liabilities — 1.2% .................... 6,910,765
Net Assets — 100.0% ...............................
$ 582,383,824
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
18
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 616,091 $ 1,645,418
(a)
$ — $ (681) $ — $ 2,260,828 2,260,602 $ 55,851 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 573,212,231 $ — $ 573,212,231
Short-Term Securities
Money Market Funds ...................................... 2,260,828 — — 2,260,828
$ 2,260,828 $ 573,212,231 $ — $ 575,473,059

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 613,181
Series A , RB , 5.00% , 09/01/29 ......... 180 185,500
Series A , RB , 5.00% , 09/01/35 ......... 1,365 1,406,710
Series A , RB , 5.00% , 06/01/37 ......... 130 133,972
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 524,800
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,400 1,449,400
Auburn University, Series 2025-A, RB,
5.00%, 06/01/27 ................. 275 282,173
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN, (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 2,000 2,020,841
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,201
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 235 235,450
Series 2020A , GO , 5.00% , 09/01/27 ..... 185 191,055
Series 2017E , GO , 5.00% , 11/01/27 ..... 400 409,670
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 77,793
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/27 ......... 670 683,111
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 392,292
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 264,265
Series 2022B , GO , 5.00% , 11/01/27 ..... 160 165,814
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/27 ..... 145 149,042
Series 2019A , RB , 5.00% , 07/01/27 ..... 70 71,951
Series 2019C , RB , 5.00% , 07/01/27 ..... 765 786,324
Water Works Board of the City of Birmingham
(The)
Series 2023 , RB , 5.00% , 01/01/27 ...... 120 121,811
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 208,213
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 203,134
10,706,703
Alaska — 0.2%
Alaska Housing Finance Corp.
Series 2017A , RB , 5.00% , 12/01/27 ..... 195 199,476
Series II2021A , RB , 5.00% , 12/01/27 .... 290 300,120
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/27 ................. 330 339,012
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/27 ................. 45 46,032
Municipality of Anchorage
Series 2021C , GO , 5.00% , 09/01/27 ..... 225 232,055
Series 2022A , GO , 5.00% , 09/01/27 ..... 180 185,644
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 272,856
1,575,195
Arizona — 1.9%
Arizona Board of Regents
Series 2026A , RB , 5.00% , 06/01/27 ..... 210 215,318
Series 2016C , RB , 5.00% , 07/01/27 ..... 265 265,967
Series 2017B , RB , 5.00% , 07/01/27 ..... 290 297,914
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 257,173
Series 2025A , RB , 5.00% , 07/01/27 ..... 500 514,346
Series 2020A , RB , 5.00% , 08/01/27 ..... 265 272,591
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... USD 825 $ 828,009
Series 2023 , RB , 5.00% , 07/01/27 ...... 165 169,599
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 290 298,083
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 495 509,127
City of Phoenix
Series 2016 , GO , 5.00% , 07/01/27 ...... 540 542,268
Series 2022 , GO , 5.00% , 07/01/27 ...... 155 159,424
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/27 ...... 765 767,658
Series 2017D , RB , 5.00% , 07/01/27 ..... 20 20,539
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 113,139
Series 2020A , RB , 5.00% , 07/01/27 ..... 130 133,710
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 236,564
Series A , RB , 5.00% , 07/01/27 ......... 100 102,854
Series B , RB , 4.00% , 07/01/28 ......... 440 446,603
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 502,929
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 123,468
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 525 539,677
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/27 495 502,669
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 315 323,896
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/27 180 185,032
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/27 ...... 695 714,267
Series 2024A , GO , 5.00% , 07/01/27 ..... 255 262,069
Series 2025B , GO , 5.00% , 07/01/27 ..... 180 184,990
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 172,732
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 203,215
Series 2020A , RB , 5.00% , 01/01/27 ..... 885 899,224
Series 2021A , RB , 5.00% , 01/01/27 ..... 560 569,001
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 380,812
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 118,902
11,833,769
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 490 493,516
California — 11.9%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 103,287
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(b)
........ 310 299,227
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 223,242
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,490,739
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(b)
............. 1,000 969,782
Burbank Unified School District, Series 2002C,
GO, 0.00%, 07/01/27 (NPFGC)
(b)
....... 150 145,495
California Health Facilities Financing Authority
Series 2016A , RB , 4.00% , 03/01/27 ..... 25 25,008

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series A-1 , RB , 5.00% , 11/01/27 ....... USD 1,955 $ 2,028,380
Series 2015 , RB , 5.00% , 11/15/27 ...... 865 867,005
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 09/01/27 ...... 175 176,384
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 112,787
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 316,883
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 358,949
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 470 481,835
Series F , RB , 5.00% , 05/01/27 ......... 310 311,665
Series 2022A , RB , 5.00% , 08/01/27 ..... 125 128,942
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 516,838
Series B , RB , 5.00% , 10/01/27 ......... 765 792,411
Series 2018C , RB , 5.00% , 11/01/27 ..... 295 306,210
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 539,760
Series C , RB , 5.00% , 03/01/28 ......... 370 377,985
Series D , RB , 5.00% , 09/01/29 ......... 290 299,319
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 5 5,009
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,005 1,006,741
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 201,331
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 51,815
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 152,811
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 262,031
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 277,427
Series B , RB , 5.00% , 05/15/27 ......... 175 179,814
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 310 313,921
Series B , RB , 5.00% , 11/01/27 ......... 100 101,265
Series D , RB , 5.00% , 11/01/27 ......... 270 280,447
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(b)
.... 855 828,550
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 165,596
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 225,242
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 175,672
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 129,069
Duarte Unified School District, Series CABS,
GO, 0.00%, 11/01/27 (NPFGC)
(b)
....... 1,000 962,599
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 133,952
East Bay Municipal Utility District Water System
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 118,508
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 51,525
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 87,584
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 125 125,816
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(b)
.... 2,200 2,130,363
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 40,232
Foothill-De Anza Community College District
(b)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 727,966
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 402,808
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 284,106
Security
Par (000)
Par (000) Value
California (continued)
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(b)
..... USD 110 $ 106,729
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/27 ................. 200 206,247
Long Beach Unified School District, Series D-1,
GO, 0.00%, 08/01/27
(b)
............. 140 134,020
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/27 ......... 30 30,122
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 516,243
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 402,670
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,032,487
Series J , GO , 5.00% , 08/01/28 ......... 190 196,502
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,152,215
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,112
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 273,214
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 262,774
Los Angeles Department of Water & Power
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 714,429
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 231,290
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 102,796
Series 2022E , RB , 5.00% , 07/01/27 ..... 205 210,731
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 256,989
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 302,818
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 380 385,626
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 307,862
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 205,242
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 312,993
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 161,243
Series 2016B , GO , 5.00% , 07/01/27 ..... 185 185,811
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 711,144
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 427,717
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 97,911
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 154,597
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 530,782
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 190,669
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 195,822
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 566,854
Series 2024A , GO , 5.00% , 07/01/27 ..... 75 77,298
Series 2026QRR , GO , 5.00% , 07/01/27
(c)
. 1,500 1,544,890
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/27 ..... 510 508,829
Series 2022B , RB , 3.00% , 07/01/27 ..... 30 30,195
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 499,635
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 303,902
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 114,531
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 30 30,272
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,108
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(b)
.. 150 145,485
Municipal Improvement Corp. of Los Angeles
Series 2023A , RB , 5.00% , 05/01/27 ..... 40 40,994
Series 2026A , RB , 5.00% , 05/01/27 ..... 585 599,532
Series 2016B , RB , 5.00% , 11/01/27 ..... 1,035 1,047,884
Series 2018A , RB , 5.00% , 11/01/27 ..... 745 772,930
Series 2020A , RB , 5.00% , 11/01/27 ..... 180 186,748
Series 2021C , RB , 5.00% , 11/01/27 ..... 100 103,749

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
New Haven Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. USD 30 $ 30,196
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 215 208,169
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 880 854,886
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/27
(c)
........ 200 204,920
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 56,147
Palm Springs Unified School District, Series D,
GO, 2.00%, 08/01/27 .............. 715 707,439
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(b)
............. 405 393,636
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 408,347
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 400 387,603
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 195 195,178
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 166,885
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 91,798
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 93,156
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 110,749
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 103,127
Series A , RB , 5.00% , 07/01/28 ......... 475 490,075
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 112,901
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 271,989
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,182
San Diego Public Facilities Financing Authority
Series 2016A , RB , 5.00% , 05/15/27 ..... 90 90,158
Series 2016B , RB , 5.00% , 08/01/27 ..... 500 502,707
Series 2023A , RB , 5.00% , 08/01/27 ..... 250 258,907
San Diego Unified School District, Series 2017J,
GO, 5.00%, 07/01/29 .............. 100 103,143
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2017A, RB,
5.00%, 07/01/29 ................. 100 103,096
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 185 185,354
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 140,000
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 128,146
Series B , RB , 5.00% , 05/01/27 ......... 290 297,300
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 171,020
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 258,163
San Francisco Municipal Transportation Agency,
Series 2017, RB, 5.00%, 03/01/27 ...... 25 25,518
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 400 411,067
Security
Par (000)
Par (000) Value
California (continued)
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... USD 1,000 $ 978,238
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
295 286,121
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 186,119
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(b)
............. 375 362,996
San Mateo County Community College District
(b)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 825 796,868
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,025 990,049
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 435 420,167
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 170 164,246
South San Francisco Unified School District,
Series 2016C, GO, 0.00%, 09/01/27
(b)
.... 50 48,219
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,785
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 771,915
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 159,026
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 795,131
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(b)
700 677,759
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 168,147
GO , 3.00% , 03/01/27 ............... 20 20,076
GO , 5.00% , 04/01/27 ............... 4,390 4,493,015
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 568,023
GO , 3.50% , 08/01/27 ............... 40 40,488
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,183
Series 2016 , GO , 5.00% , 08/01/27 ...... 870 875,335
Series C , GO , 5.00% , 08/01/27 ........ 440 454,151
GO , 5.00% , 08/01/27 ............... 2,025 2,073,467
GO , 4.00% , 09/01/27 ............... 560 571,929
GO , 5.00% , 09/01/27 ............... 945 966,872
GO , 5.00% , 10/01/27 ............... 3,255 3,373,417
GO , 5.00% , 11/01/27 ............... 975 1,012,782
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 493,407
Series 2017 , GO , 5.00% , 11/01/27 ...... 890 924,489
GO , 5.00% , 12/01/27 ............... 605 629,759
GO , 5.00% , 08/01/28 ............... 490 505,532
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 612,349
GO , 5.00% , 08/01/29 ............... 450 464,210
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/27 ....... 40 40,638
Series AX , RB , 5.00% , 12/01/27 ........ 240 250,892
Series BB , RB , 5.00% , 12/01/27 ........ 110 114,992
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 101,680
Union Elementary School District, Series D, GO,
0.00%, 09/01/27 (NPFGC)
(b)
.......... 270 261,206
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 35,559
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 112,878
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 230,887
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 256,541
Series 2023BN , RB , 5.00% , 05/15/27 .... 120 123,140
Series 2025BZ , RB , 5.00% , 05/15/27 .... 2,500 2,565,408
Series 2017AY , RB , 5.00% , 05/15/28 .... 280 287,258
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 128,214
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,111

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 USD 175 $ 181,758
74,906,370
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2022, GO,
5.00%, 12/01/27 (SAW) ............ 160 166,233
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 254,918
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 110 113,367
Series 2022A , GO , 5.00% , 08/01/27 ..... 390 401,937
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 520 538,829
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 507,743
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 362,405
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 46,656
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 355 368,439
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 243,896
Series 2020C , RB , 5.00% , 11/15/27 ..... 100 103,786
Series 2022B , RB , 5.00% , 11/15/27 ..... 95 98,596
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 259,541
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 179,577
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,480 1,526,699
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 300 307,058
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 215 218,058
Series 2025D , GO , 5.00% , 12/01/27 ( SAW ) 145 150,649
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 365 381,810
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/27 (NPFGC)
(b)
....... 1,510 1,455,625
State of Colorado
Series 2017K , COP , 5.00% , 03/15/27 .... 325 331,476
COP , 5.00% , 06/15/27 .............. 300 307,974
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 512,879
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 102,578
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 255 264,732
9,205,461
Connecticut — 1.5%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 50,621
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 550,131
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 121,130
Series 2018B , GO , 5.00% , 04/15/27 ..... 1,185 1,211,530
Series B , GO , 5.00% , 04/15/27 ........ 190 194,254
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 55,815
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 213,113
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 534,734
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 432,826
Series 2025D , GO , 5.00% , 08/15/27 ..... 850 875,779
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 103,234
Series E , GO , 5.00% , 10/15/27 ........ 170 171,802
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 585,459
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 518,105
Series 2025B , GO , 5.00% , 12/01/27 ..... 250 259,356
Series A , GO , 5.00% , 04/15/29 ........ 350 358,092
Security
Par (000)
Par (000) Value
Connecticut (continued)
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. USD 185 $ 189,492
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 208,149
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 137,073
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 204,675
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 603,790
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 513,646
Series B , RB , 5.00% , 09/01/27 ......... 635 639,828
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 351,311
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 227,763
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/27 ..... 175 179,068
Series 2019A , RB , 5.00% , 11/01/27 ( SAP ) . 65 67,391
9,558,167
Delaware — 0.8%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 325 332,534
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 286,111
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 169,773
Series 2020 , RB , 5.00% , 07/01/27 ...... 835 859,152
Series 2020 , RB , 5.00% , 09/01/27 ...... 645 666,024
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 772,078
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 208,677
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 605,673
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 132,601
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 245,801
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 366,392
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 277,621
4,922,437
District of Columbia — 1.5%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 620,439
Series 2016A , GO , 5.00% , 06/01/27 ..... 230 230,426
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 666,251
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 676,501
Series E , GO , 5.00% , 06/01/27 ........ 290 293,977
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 165,404
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 165,836
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 256,389
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,076,282
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 317,246
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,898,644
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 408,700
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 252,908
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 309,683
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 139,110
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 215,878
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 411,575
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 56,592
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 473,311
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 441,683
Series A-1 , RB , 5.00% , 07/01/28 ....... 610 626,573
9,703,408

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 5.3%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/27 ..... USD 100 $ 100,356
Series 2019A , RB , 5.00% , 07/01/27 ..... 25 25,653
Series 2021 , RB , 5.00% , 07/01/27 ...... 735 755,145
Series 2024A , RB , 5.00% , 07/01/27 ..... 475 488,019
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 140 144,453
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 103,440
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 206,880
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 270 277,796
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/27 .............. 1,030 1,038,142
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/27 ................. 90 92,994
County of Miami-Dade
Series 2019A , RB , 5.00% , 04/01/27 ..... 25 25,538
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 546,911
Series 2025 , RB , 5.00% , 06/01/27 ...... 100 102,533
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,160 1,191,928
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 724,405
Series A , RB , 5.00% , 10/01/27 ......... 545 549,704
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/27 ...... 115 118,192
Series 2025 , RB , 5.00% , 07/01/27 ...... 440 452,213
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,485 1,534,402
Series 2021 , RB , 5.00% , 10/01/27 ...... 735 759,140
County of Seminole, Series 2025A, RB,
5.00%, 10/01/27 ................. 85 87,768
Duval County Public Schools, Series 2025A,
COP, 5.00%, 07/01/27 ............. 125 128,397
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,597 1,603,095
Series 2017A , RB , 5.00% , 07/01/27 ..... 474 487,196
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,400 1,409,892
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 780 786,732
Series 2017A , RB , 5.00% , 10/01/27 ..... 180 185,581
Series 2021B , RB , 5.00% , 10/01/27 ..... 285 293,837
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 265 273,704
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... 130 133,215
Series 2020A , COP , 5.00% , 07/01/27 .... 470 481,624
COP , 5.00% , 07/01/28 .............. 425 436,291
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 625 646,234
Lee County School Board (The), Series 2025B,
COP, 5.00%, 08/01/27 ............. 690 709,766
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 150 152,321
Orange County Convention Center, Series 2025,
RB, 5.00%, 10/01/27 .............. 1,050 1,084,040
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/27 .... 170 170,943
Series 2017B , COP , 5.00% , 08/01/27 .... 395 405,921
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 550 568,842
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 390,222
Series 2018A , COP , 5.00% , 08/01/27 .... 235 241,322
Series 2018B , COP , 5.00% , 08/01/27 .... 115 118,151
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2022B , COP , 5.00% , 08/01/27 .... USD 200 $ 205,380
Series 2025A , COP , 5.00% , 08/01/27 .... 225 231,053
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 516,634
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 150 150,163
Series 2026A , COP , 5.00% , 02/01/27
(c)
... 1,000 1,015,282
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 107,230
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 163,453
Series 2025A , COP , 5.00% , 05/01/27 .... 1,375 1,405,356
School District of Broward County
Series 2016A , COP , 5.00% , 07/01/27 .... 115 115,419
Series 2019A , COP , 5.00% , 07/01/27 .... 730 748,139
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 164,385
Series 2025A , COP , 5.00% , 07/01/27 ( AGC ) 320 328,212
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/27 ...... 100 103,426
State of Florida
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 380,737
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 556,077
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 235,949
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 61,552
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 220,561
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 297,501
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 175,668
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 35,992
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 493,604
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 298,219
Series 2017A , GO , 5.00% , 07/01/28 ..... 310 318,856
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 179,919
Series 2019A , RB , 5.00% , 07/01/27 ..... 236 242,386
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 657,989
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 159,194
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 293,011
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.63% , 07/01/27 ..... 580 579,448
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 349,358
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 164,404
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 221,018
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 788 791,073
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 486,891
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 702,357
33,188,834
Georgia — 2.0%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 70 72,697
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 223,172
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 305 313,430
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 143,870
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/27 ..... 100 103,663
Series 2004 , RB , 5.75% , 11/01/27 ...... 100 104,836
Series 2018C , RB , 5.00% , 11/01/28 ..... 300 310,510
Series 2017A , RB , 5.00% , 11/01/29 ..... 280 290,077
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 305 308,990
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 45,724

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... USD 1,015 $ 1,043,292
Series 2022 , RB , 5.00% , 07/01/27 ...... 170 174,739
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 877,579
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/27 .............. 150 154,578
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 237,020
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 515,260
Henry County School District, Series 2021, GO,
4.00%, 08/01/27 (SAW) ............ 175 178,093
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 289,175
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 815 828,885
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 476,733
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 118,273
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/27 ..... 145 147,275
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 91,412
Series 2020A , RB , 5.00% , 11/01/27 ..... 875 905,875
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 150,499
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 116,096
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 294,667
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 150,936
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 493,809
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 487,527
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 205,715
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 633,847
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 709,724
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 305,366
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 849,556
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 178,410
12,531,310
Hawaii — 1.2%
City & County Honolulu Wastewater System,
Series B, RB, 5.00%, 07/01/27 ........ 510 511,995
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 370 376,205
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 370,148
Series 2025E , GO , 5.00% , 07/01/27 ..... 500 514,095
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 402,114
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 180,650
Series D , GO , 5.00% , 09/01/27 ........ 495 510,983
Series C , GO , 5.00% , 10/01/27 ........ 125 129,295
Series 2022A , GO , 5.00% , 11/01/27 ..... 580 601,135
County of Hawaii
Series 2025 , GO , 5.00% , 09/01/27 ...... 500 516,011
Series C , GO , 5.00% , 09/01/27 ........ 160 160,283
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 280 285,571
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 210,410
Series FK , GO , 5.00% , 05/01/27 ....... 100 102,417
Series FE , GO , 5.00% , 10/01/27 ....... 470 474,645
Series FG , GO , 5.00% , 10/01/27 ....... 555 560,485
Series FH , GO , 5.00% , 10/01/27 ....... 520 525,139
Series FN , GO , 5.00% , 10/01/27 ....... 240 248,256
Series FK , GO , 5.00% , 05/01/28 ....... 260 266,155
Security
Par (000)
Par (000) Value
Hawaii (continued)
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. USD 200 $ 205,388
University of Hawaii, Series 2017B, RB,
3.00%, 10/01/27 ................. 170 170,134
7,321,514
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 1,030 1,059,557
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 164,914
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 535 549,070
1,773,541
Illinois — 5.0%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 253,923
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 555 563,339
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,050 1,065,777
Series C , RB , 5.00% , 01/01/27 ......... 225 228,381
Series F , RB , 5.25% , 01/01/27 ......... 170 172,833
Series A , RB , 5.00% , 01/01/28 ......... 445 451,623
Series D , RB , 5.25% , 01/01/28 ......... 345 350,700
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 228,979
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 600 620,560
City of Chicago Wastewater Transmission,
Series 1998A, RB, 0.00%, 01/01/27
(NPFGC)
(b)
.................... 50 48,896
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 530 535,864
Series 2017 , RB , 5.00% , 11/01/27 ...... 610 630,521
Series 2024A , RB , 5.00% , 11/01/27 ..... 160 165,383
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 123,915
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 530 539,280
County of Cook
Series 2021B , GO , 4.00% , 11/15/27 ..... 480 489,092
Series 2018 , RB , 5.00% , 11/15/27 ...... 160 165,646
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 600 600,358
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 350 361,984
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 595 604,535
Series 2020 , RB , 5.00% , 01/01/27 ...... 210 213,365
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 589,482
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 663,355
Series 2015 , RB , 3.00% , 12/01/27 ...... 285 285,021
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 929,057
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 160 160,584
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,147,205
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,380 1,401,011
Series 2019C , RB , 5.00% , 01/01/27 ..... 580 588,831
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 130 133,222
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/27 ..... 155 160,678
Series 2024A , GO , 5.00% , 12/01/27 ..... 405 419,836
Series A , GO , 5.00% , 12/01/27 ........ 480 486,192

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series B , GO , 5.00% , 12/01/27 ........ USD 435 $ 440,612
Northern Illinois Municipal Power Agency, Series
2016A, RB, 5.00%, 12/01/27 ......... 415 419,895
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/27 ..... 280 286,892
Series 2017A , RB , 5.00% , 07/01/28 ..... 150 153,637
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 189,401
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 495 501,943
Series 2018C , RB , 5.00% , 01/01/27 ..... 460 466,452
Series 2020A , RB , 5.00% , 01/01/27 ..... 1,265 1,282,744
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,112,175
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 941,495
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 269,726
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 381,594
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 646,165
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 740,295
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 990,464
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 220,374
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 552,904
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 806,887
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 869,987
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 334,610
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,840,825
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 418,333
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,041,234
State of Illinois Sales Tax
Series 2016C , RB , 4.00% , 06/15/27 ..... 125 125,168
Series 2021A , RB , 4.00% , 06/15/27 ..... 235 237,642
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 307,060
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 444,509
Series 2002-1 , RB , 6.00% , 06/15/27
( NPFGC ) ..................... 100 103,697
31,506,148
Indiana — 1.1%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 280 288,564
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 275 284,265
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 325 330,952
Series 2019A , RB , 5.00% , 02/01/27 ..... 480 488,791
Series 2019E , RB , 5.00% , 02/01/27 ..... 140 142,564
Series 2021B , RB , 5.00% , 02/01/27 ..... 400 407,326
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 101,831
Series E , RB , 5.00% , 02/01/27 ......... 185 186,091
Series 2016C , RB , 5.00% , 06/01/27 ..... 745 754,783
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,270 1,312,250
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 330 340,978
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 .............. 750 761,619
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 530 539,369
Series Y , RB , 5.00% , 08/01/29 ......... 230 236,683
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 235 238,437
Series 1999E , RB , 0.00% , 02/01/27
( AMBAC )
(b)
.................... 30 29,273
Series 2019A , RB , 5.00% , 02/01/27 ..... 100 101,651
Series 2024E , RB , 5.00% , 02/01/27 ..... 130 132,147
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2017A , RB , 5.00% , 01/15/29 ..... USD 375 $ 381,071
7,058,645
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 184,461
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 204,957
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 189,585
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 538,402
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,183
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 340 350,377
Series 2021A , RB , 5.00% , 08/01/27 ..... 180 185,494
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 230 230,476
Series 2016 , RB , 5.00% , 06/15/27 ...... 750 752,280
State of Iowa Board of Regents
Series 2016 , RB , 5.00% , 09/01/27 ...... 25 25,748
Series 2021A , RB , 5.00% , 09/01/27 ..... 470 484,068
3,346,031
Kansas — 0.3%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 325 335,680
Kansas Development Finance Authority, Series
2021A, RB, 5.00%, 05/01/27 ......... 95 97,154
Sedgwick County Unified School District No.
266 Maize
Series 2019A , GO , 4.00% , 09/01/27 ..... 130 132,149
Series 2019A , GO , 4.00% , 09/01/28 ..... 140 142,459
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 206,546
Series 2024A , RB , 5.00% , 09/01/27 ..... 350 361,455
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 645,412
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 149,649
2,070,504
Kentucky — 0.8%
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 815 823,084
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27 ......... 645 658,356
Series B , RB , 5.00% , 05/01/27 ......... 200 204,535
Series A , RB , 5.00% , 09/01/27 ......... 455 468,800
Series A , RB , 5.00% , 10/01/27 ......... 100 103,228
Series 2024B , RB , 5.00% , 11/01/27 ..... 555 574,003
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,040 1,051,611
RB , 5.00% , 04/01/28 ............... 100 102,184
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/27 ..... 265 265,967
Series B , RB , 5.00% , 07/01/27 ......... 385 395,372
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 153,230
4,800,370
Louisiana — 0.9%
City of New Orleans
Series 2022 , GO , 5.00% , 12/01/27 ...... 45 46,436
Series 2024A , GO , 5.00% , 12/01/27 ..... 300 309,572
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 626,894
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 305,802
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 311,511

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2016B , GO , 5.00% , 08/01/27 ..... USD 420 $ 422,468
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 241,889
Series 2019A , RB , 5.00% , 09/01/27 ..... 455 469,649
Series 2021 , RB , 5.00% , 09/01/27 ...... 790 815,434
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 185,795
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 588,963
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 518,632
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 224,825
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 195,994
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 310 317,462
5,581,326
Maine — 0.7%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/27 ..... 205 211,559
Series A , RB , 5.00% , 10/01/27 ......... 100 100,922
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 385 397,139
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 298,367
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 144,961
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 367,580
Series 2019A , RB , 5.00% , 11/01/27 ..... 135 139,784
Series C , RB , 5.00% , 11/01/27 ......... 540 559,135
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 260 257,650
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 126,012
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/27 ...... 225 231,219
Series 2025 , RB , 5.00% , 07/01/27 ...... 135 138,732
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 728,673
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 236,049
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 271,969
4,209,751
Maryland — 2.6%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 124,070
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 280 286,234
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 204,453
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,083
Series 2020 , GO , 5.00% , 10/01/27 ...... 260 269,018
Series 2021 , GO , 5.00% , 10/01/27 ...... 175 181,070
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 326,064
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/27 ...... 315 321,039
Series 2020 , GO , 5.00% , 08/01/27 ...... 430 442,962
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 206,852
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 193,158
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 121,994
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 660,803
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 468,661
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 163,085
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 310 319,306
Series 2024A , GO , 5.00% , 08/01/27 ..... 120 123,602
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 155,118
Series 2017D , GO , 4.00% , 11/01/27 ..... 115 117,479
Series 2020B , GO , 4.00% , 11/01/27 ..... 520 531,209
Series 2017A , GO , 5.00% , 11/01/27 ..... 300 310,855
Series 2019A , GO , 5.00% , 11/01/27 ..... 100 103,618
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2024B , GO , 5.00% , 12/01/27 ..... USD 180 $ 186,878
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 160,444
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 168,102
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 560 576,340
Series 2019A , GO , 5.00% , 07/15/27 ..... 540 555,756
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,137
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 542,480
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 500 512,482
Maryland Stadium Authority, Series 2021, RB,
5.00%, 06/01/27 ................. 320 328,104
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 418,670
Series 2018A , GO , 5.00% , 03/15/27 ..... 60 61,269
Series 2022A , GO , 5.00% , 06/01/27 ..... 75 76,981
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 577,091
Series 2018-2B , GO , 5.00% , 08/01/27 .... 190 195,799
Series 2020-2B , GO , 5.00% , 08/01/27 .... 970 999,604
Series 2A , GO , 5.00% , 08/01/27 ....... 305 314,309
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 582,382
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 154,644
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 494,562
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 86,652
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 495,582
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 303,028
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 491,407
Series 2021A , RB , 5.00% , 10/01/27 ..... 725 750,043
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 111,496
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 259,672
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 171,384
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 355,680
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 211,762
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. 295 295,741
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 231,015
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 118,219
16,568,448
Massachusetts — 2.1%
City of Boston
Series 2015A , GO , 3.00% , 04/01/27 ..... 2,115 2,114,090
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 536,833
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 97,344
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 119,576
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 103,727
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 447,051
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 466,089
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 148,534
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 323,964
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 812,482
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 627,359
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 882,869
Series 2019G , GO , 5.00% , 09/01/27 ..... 500 516,298
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 736,117
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 108,862
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 406,050
Series 2019A , RB , 5.00% , 06/15/27 ..... 585 586,516
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/27 . 80 80,159

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... USD 700 $ 719,920
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 159,685
Massachusetts Clean Water Trust (The)
Series 2025 , RB , 5.00% , 02/01/27 ...... 285 290,177
Series 23B , RB , 5.00% , 02/01/27 ....... 720 733,078
Series 2006 , RB , 5.25% , 08/01/27 ...... 45 46,517
Massachusetts Development Finance Agency
Series 2017 , RB , 5.00% , 04/01/27 ...... 110 112,348
Series 2016Q , RB , 5.00% , 07/01/27 ..... 440 441,679
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/27 ......... 470 479,183
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 406,437
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 264,184
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 139,166
University of Massachusetts Building Authority
Series 2020-1 , RB , 5.00% , 11/01/27 ..... 150 155,270
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 65 67,284
13,128,848
Michigan — 1.9%
Great Lakes Water Authority Water Supply
System
Series 2018A , RB , 5.00% , 07/01/27 ..... 310 318,460
Series 2025A , RB , 5.00% , 07/01/27 ..... 150 154,234
Series C , RB , 5.00% , 07/01/27 ......... 520 522,028
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 165,430
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/27 .............. 1,500 1,540,063
Michigan Finance Authority
Series 2016 , RB , 5.00% , 11/15/27 ...... 1,000 1,010,095
Series 2017A-MI , RB , 5.00% , 12/01/27 ... 1,490 1,541,996
Series 2017MI , RB , 5.00% , 12/01/27 .... 350 358,676
Series 2017MI , RB , 5.00% , 12/01/28 .... 305 312,623
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 71,587
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 693,310
Michigan State Housing Development Authority
Series 2023A , RB , 3.75% , 04/01/27 ..... 230 230,005
Series 2023A , RB , 3.05% , 06/01/27 ..... 120 120,081
Series B , RB , 2.60% , 12/01/27 ......... 100 99,029
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 375 382,031
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,725 2,779,537
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 419,992
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 846,015
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 67,474
University of Michigan, Series 2020A, RB,
5.00%, 04/01/27 ................. 415 424,087
Wayne County Airport Authority, Series 2023C,
RB, 5.00%, 12/01/27 .............. 125 129,658
12,186,411
Minnesota — 1.9%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 925 943,544
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 176,550
Series 2017A , RB , 5.00% , 11/15/28 ..... 295 301,012
Security
Par (000)
Par (000) Value
Minnesota (continued)
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... USD 470 $ 487,737
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 207,998
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 200,016
Series 2019A , GO , 4.00% , 03/01/27 ..... 350 350,256
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 132,622
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 204,035
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 213,126
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 545 553,625
Series 2016C , RB , 5.00% , 01/01/28 ..... 185 187,753
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN, (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ 735 746,260
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 636,206
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,035,052
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 326,375
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 266,557
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 602,854
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 175,188
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 664,685
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 103,052
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,341,680
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 439,500
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 103,412
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 476,136
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 103,508
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 217,367
University of Minnesota
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 232,334
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 431,121
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 191,956
12,051,517
Mississippi — 0.4%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 170,378
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 181,070
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 157,018
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 677,449
Series 2017A , GO , 5.00% , 10/01/32 ..... 465 480,121
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,032,518
2,698,554
Missouri — 0.9%
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/27 ................. 335 345,489
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 150 153,581
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 363,475
Series 2022A , RB , 5.00% , 05/01/27 ..... 845 865,256
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 404,470
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 1,130 1,146,226
Series 2017 , RB , 5.00% , 12/01/27 ...... 175 180,969
Series 2025 , RB , 5.00% , 12/01/27 ...... 405 418,814
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 345,587

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2020B , RB , 5.00% , 10/01/27 ..... USD 1,115 $ 1,150,833
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 345,406
5,720,106
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 241,870
Nebraska — 0.7%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... 440 448,573
Series 2020A , RB , 5.00% , 09/01/27 ..... 510 525,808
City of Omaha
Series 2004 , GO , 5.25% , 04/01/27 ...... 50 51,226
Series 2021 , GO , 5.00% , 04/15/27 ...... 210 214,882
Series 2024 , GO , 5.00% , 04/15/27 ...... 165 168,836
Series B , GO , 5.00% , 04/15/27 ........ 275 281,393
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 280 280,185
Series 2021A , RB , 5.00% , 01/01/27 ..... 125 126,962
Series B , RB , 5.00% , 01/01/27 ......... 150 152,354
Series C , RB , 5.00% , 01/01/27 ......... 185 185,122
Series B , RB , 5.00% , 01/01/28 ......... 70 71,042
Omaha Public Power District
Series 2018A , RB , 5.00% , 02/01/27 ..... 500 508,969
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 101,794
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 170,797
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/27 ................. 350 356,068
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 175 177,629
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 445 457,555
4,279,195
Nevada — 1.7%
Clark County School District
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 608,618
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 220,780
Series 2018A , GO , 5.00% , 06/15/27 ..... 200 205,376
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 210,511
Series 2023A , GO , 5.00% , 06/15/27 ..... 190 195,108
Series 2024B , GO , 5.00% , 06/15/27 ..... 485 498,038
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 215 220,554
Series 2019 , GO , 5.00% , 06/01/27 ...... 130 133,358
Series 2015C , RB , 5.00% , 07/01/27 ..... 410 419,759
Series 2016 , RB , 5.00% , 07/01/27 ...... 435 446,907
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 287,762
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 467,614
Series 2019E , RB , 5.00% , 07/01/27 ..... 925 947,018
Series 2020C , RB , 5.00% , 07/01/27 ..... 300 308,317
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 657,442
Series 2019 , GO , 5.00% , 11/01/27 ...... 870 901,311
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 145,321
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,023,803
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 35,582
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 218,578
Las Vegas Convention & Visitors Authority,
Series 2023A, RB, 5.00%, 07/01/27 ..... 275 282,399
Security
Par (000)
Par (000) Value
Nevada (continued)
Las Vegas Valley Water District
Series 2020C , GO , 5.00% , 06/01/27 ..... USD 140 $ 143,708
Series 2021B , GO , 5.00% , 06/01/27 ..... 120 123,178
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 86,442
State of Nevada
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 291,661
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 216,330
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 870 871,733
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 103,837
Series 2020B , RB , 5.00% , 12/01/27 ..... 125 129,796
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 163,499
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,230
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 51,675
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 175,696
10,916,941
New Hampshire — 0.3%
City of Nashua, GO, 5.00%, 11/01/27 ...... 70 72,449
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 56,036
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 230,809
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 108,266
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 448,529
Series 2023B , RB , 5.00% , 08/15/27 ..... 220 226,842
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 335 346,821
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 119,467
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 264,906
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 223,352
2,097,477
New Jersey — 2.4%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 122,267
County of Union, Series B, GO, 2.00%, 03/01/27 750 740,744
New Jersey Economic Development Authority
Series 2018A , RB , 5.00% , 06/15/27 ..... 100 102,389
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 593,858
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 706,486
Series XX , RB , 5.25% , 06/15/27 ........ 120 120,138
Series AAA , RB , 5.50% , 06/15/27 ....... 225 228,281
Series A , RB , 4.00% , 11/01/27 ......... 1,335 1,358,442
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 170,305
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,506,938
Series B , RB , 5.00% , 11/01/27 ......... 145 149,662
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 551,209
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 293,343
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 150,697
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 585 586,560
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,088,741
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,213,313
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 46,151
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 101,536
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 406,144
Series 2005A , RB , 5.25% , 01/01/27 ..... 725 738,293
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 213,468

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2017A , RB , 5.00% , 01/01/30 ..... USD 340 $ 345,503
State of New Jersey
GO , 5.00% , 06/01/27 ............... 230 235,900
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,107,711
GO , 5.00% , 06/01/28 ............... 285 292,608
15,170,687
New Mexico — 0.8%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 250,023
New Mexico Finance Authority
Series 2016C , RB , 4.00% , 06/01/27 ..... 100 100,112
Series 2017A , RB , 5.00% , 06/01/27 ..... 80 82,113
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 323,319
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 236,074
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 359,243
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 313,175
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,026,804
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 239,539
Series A , GO , 5.00% , 03/01/27 ........ 380 387,339
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 705 725,063
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 766,201
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 318,822
5,127,827
New York — 7.9%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/27 (BAM) . 200 205,598
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 153,201
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 128,657
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 190,413
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 653,579
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,142,476
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 216,144
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 576,384
Series C , GO , 5.00% , 08/01/27 ........ 675 683,372
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 205,852
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 262,461
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,358,620
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 591,823
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 90,495
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 339,655
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 154,687
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 455,519
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 508,809
Series C , GO , 5.00% , 08/01/28 ........ 805 818,474
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 308,182
City of Yonkers, Series 2026D, GO,
5.00%, 08/01/27 ................. 750 771,765
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 ................. 400 412,084
County of Suffolk, Series 2017B, GO,
3.00%, 08/01/27 ................. 125 125,032
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 102,161
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,112,670
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 239,886
Series 2023B , RB , 5.00% , 03/15/27 ..... 250 255,200
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 725,342
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/29 ..... USD 355 $ 362,671
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 453,835
Series 2017A , RB , 5.00% , 02/15/29 ..... 245 249,516
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 320,477
Series 2023F , RB , 5.00% , 09/01/27 ..... 250 258,449
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 635 607,231
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 308,346
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 399,077
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 103,656
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,554,845
Series 2025B , RB , 5.00% , 11/15/27 ..... 250 259,141
Series A-1 , RB , 5.00% , 11/15/27 ....... 170 170,151
Series A-2 , RB , 5.00% , 11/15/27 ....... 610 623,644
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 254,706
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 103,764
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 101,226
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 311,912
New York City Municipal Water Finance
Authority, Series 2020AA, RB,
5.00%, 06/15/27 ................. 830 852,340
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 154,522
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 520 535,675
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 267,837
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 349,874
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 279,871
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 200,156
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 65,914
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 35,838
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 66,552
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 127,984
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 278,139
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 448,046
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,392,862
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 709,376
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 170 176,050
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,035,585
Series C , RB , 5.00% , 11/01/27 ......... 355 362,838
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 195,648
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 411,655
Series C , RB , 5.00% , 11/01/29 ......... 395 404,204
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 ................. 505 525,308
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 140,971
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 342,359
Series 2017A , RB , 5.00% , 02/15/27 ..... 115 117,239
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 448,567
Series 2018A , RB , 5.00% , 03/15/27 ..... 405 413,751
Series 2026A , RB , 5.00% , 03/15/27 ..... 750 765,599
Series 2025C , RB , 5.00% , 03/15/27 ..... 125 127,600

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A , RB , 5.00% , 03/15/27 ..... USD 275 $ 280,831
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 735,558
Series 2018E , RB , 5.00% , 03/15/27 ..... 625 638,396
Series CAB , RB , 0.00% , 07/01/27 ( NPFGC )
(b)
280 270,565
Series 2015A , RB , 2.80% , 07/01/27 ..... 165 164,890
Series 2025B , RB , 5.00% , 07/01/27 ..... 160 164,647
Series 2017A , RB , 5.00% , 07/01/27 ..... 290 298,083
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 477,690
Series 2025A , RB , 5.00% , 10/01/27 ( AGC ) 270 279,556
Series B , RB , 5.00% , 10/01/27 ......... 690 702,903
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 100,967
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 235 242,565
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 224,754
Series B , RB , 5.00% , 10/01/28 ......... 100 102,307
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 606,585
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 544,448
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 150,419
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 107,968
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 380,458
Series 2022A , RB , 5.00% , 06/15/27 ..... 95 97,685
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 155,481
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 930,200
New York State Housing Finance Agency,
Series 2022D-2, RB, VRDN, 3.10%, 11/01/27
(SONYMA)
(a)
................... 1,640 1,640,006
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 695 706,416
Series L , RB , 5.00% , 01/01/27 ......... 155 157,494
Series P , RB , 5.00% , 01/01/27 ......... 500 508,046
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 408,319
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/27 ....... 130 133,840
Series 230 , RB , 4.00% , 12/01/27 ....... 90 92,108
Series 243 , RB , 5.00% , 12/01/27 ....... 690 716,804
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 243,716
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 220 224,695
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 414,060
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27
(SONYMA) .................... 365 375,994
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 290 291,172
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,824,702
Series 2012B , RB , 0.00% , 11/15/27
(b)
.... 765 733,101
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 986,884
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 1,025 1,056,815
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 520 536,140
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 109,077
Series B , RB , 5.00% , 11/15/27 ......... 430 440,800
49,720,693
North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
250 250,893
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 554,260
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 153,961
COP , 5.00% , 12/01/27 .............. 100 103,726
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 259,712
Series 2026A , COP , 5.00% , 12/01/27 .... 435 451,416
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 77,134
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2020 , RB , 5.00% , 07/01/27 ...... USD 880 $ 905,043
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 179,980
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 190 194,230
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 124,586
County of Forsyth
Series 2019B , GO , 5.00% , 03/01/27 ..... 135 137,723
Series 2021A , RB , 5.00% , 04/01/27 ..... 165 168,673
County of Gaston, Series 2020, GO,
5.00%, 02/01/27 ................. 225 228,985
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 235 239,741
Series 2017B , GO , 5.00% , 05/01/27 ..... 305 312,433
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 102,497
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 130 132,352
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 340 346,859
Series 2019 , GO , 5.00% , 03/01/27 ...... 305 311,153
Series 2017A , GO , 5.00% , 04/01/27 ..... 345 352,681
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 347,457
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 161,843
County of New Hanover, Series 2020A, RB,
5.00%, 02/01/27 ................. 130 132,254
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 205,195
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 505 514,935
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 189,017
Series 2018A , RB , 5.00% , 08/01/27 ..... 785 808,369
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 128,974
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 152,084
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 142,511
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 548,356
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 420 422,468
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 680 693,264
Series 2017B , RB , 5.00% , 05/01/27 ..... 660 675,690
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 363,439
Series 2019B , GO , 5.00% , 06/01/27 ..... 290 297,878
Series 2017B , RB , 5.00% , 05/01/28 ..... 795 814,377
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 200 206,519
12,392,668
Ohio — 2.5%
American Municipal Power, Inc.
Series 2020A , RB , 5.00% , 02/15/27 ..... 205 208,310
Series 2023A , RB , 5.00% , 02/15/27 ..... 825 838,323
City of Cincinnati
Series 2016A , GO , 3.00% , 12/01/27 ..... 105 105,005
Series 2019 , GO , 5.00% , 12/01/27 ...... 155 160,874
City of Cleveland, Series 2015, GO,
5.00%, 12/01/27 ................. 150 150,273
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 455 463,674
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 137,574
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 194,230
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 86,892
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 587,232
Series 2023A , GO , 5.00% , 08/15/27 ..... 655 675,625
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 145 147,673

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2017-1 , GO , 5.00% , 04/01/28 ..... USD 335 $ 346,051
Cleveland Department of Public Utilities Division
of Water, Series 2020FF, RB, 5.00%, 01/01/27 80 81,255
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/27 ..... 135 136,143
Series 2020D , RB , 5.00% , 12/01/27 ..... 100 103,411
COP , 5.00% , 12/01/27 .............. 515 531,594
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27
( AMBAC )
(b)
.................... 1,040 988,639
Series 2016A , RB , 5.00% , 12/01/27 ..... 405 420,284
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 518,489
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 240 249,095
Series 2020A , RB , 5.00% , 12/01/27 ..... 135 140,116
Series 2021A , RB , 5.00% , 12/01/27 ..... 550 570,843
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/27 ..... 325 330,939
Series 2022A , RB , 5.00% , 02/15/27 ..... 90 91,645
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 151,944
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 128,315
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 230,966
Series 2016 , RB , 5.00% , 12/01/27 ...... 105 106,397
Series 2016B , RB , 5.00% , 12/01/27 ..... 410 415,456
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,475,387
Series 2019B , RB , 5.00% , 12/01/27 ..... 125 129,876
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 431,137
Series 2017A , RB , 5.00% , 12/01/27 ..... 605 619,865
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 218,191
State of Ohio
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 280,593
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 597,473
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 138,317
Series U , GO , 5.00% , 05/01/27 ........ 495 507,163
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 452,139
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 463,847
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 175,587
Series 2017B , RB , 5.00% , 10/01/27 ..... 275 284,149
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 369,857
Series 2017A , RB , 5.00% , 12/01/27 ..... 90 93,354
University of Cincinnati, Series 2017B, RB,
5.00%, 06/01/27 ................. 145 148,562
15,682,764
Oklahoma — 0.9%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,405 1,421,814
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 565 567,061
Oklahoma County Independent School
District No. 12 Edmond, Series 2025, GO,
4.00%, 08/01/27 ................. 500 508,652
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 1,080 1,102,659
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/27 ................. 20 20,572
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 782,083
Series 2017E , RB , 5.00% , 01/01/27 ..... 180 182,825
Series 2020A , RB , 5.00% , 01/01/27 ..... 200 203,138
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... USD 335 $ 342,335
Series 2023 , RB , 5.00% , 04/01/27 ...... 475 485,401
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 125,483
5,742,023
Oregon — 1.5%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 872,972
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 390,642
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 295 300,649
Series 2018A , RB , 5.00% , 05/01/27 ..... 725 726,361
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 100,286
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 631,947
GO , 5.00% , 06/01/29 ............... 245 251,662
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 210,361
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 210,557
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(b)
....... 200 193,316
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b)
.... 375 363,470
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 250,566
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 405,907
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 379,091
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 512,286
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 794,043
Series F , GO , 5.00% , 05/01/27 ......... 205 205,264
Series C , GO , 5.00% , 06/01/27 ........ 215 220,724
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 128,846
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 108,231
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 62,225
Series I , GO , 5.00% , 08/01/28 ......... 245 252,393
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 768,602
Series A , RB , 5.00% , 11/15/27 ......... 425 435,807
Series B , RB , 5.00% , 11/15/29 ......... 280 287,185
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 220 226,812
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/27 (GTD) ............. 500 513,273
9,803,478
Pennsylvania — 3.2%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 350 360,376
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 561,156
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 175 179,735
Series 2017A , GO , 5.00% , 08/01/27 ..... 605 622,029
Series 2025C , GO , 5.00% , 08/01/27 ..... 140 143,941
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 580 597,206
Series 2020A , RB , 5.00% , 11/01/27 ..... 560 579,007
Series 2019B , RB , 5.00% , 11/01/27 ..... 70 72,376

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... USD 1,165 $ 1,183,282
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 548,982
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 122,865
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,337,461
Series 2016 , GO , 5.00% , 09/15/27 ...... 1,485 1,498,136
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 206,540
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 959,946
Series 2016 , GO , 5.00% , 01/15/28 ...... 820 833,732
County of Montgomery
Series 2021A , GO , 5.00% , 01/01/27 ..... 85 86,374
Series A , GO , 4.00% , 07/01/27 ........ 255 255,277
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 150,133
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 96,510
Geisinger Authority, Series 2020B, RB, VRDN,
5.00%, 02/15/27
(a)
................ 2,345 2,360,144
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 347,645
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 185 187,871
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 355 367,800
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... 455 458,182
Series 2025B , RB , 5.00% , 03/15/27 ..... 425 432,323
Series 2020A , RB , 5.00% , 04/15/27 ..... 140 142,655
Pennsylvania Housing Finance Agency
Series 2016-121 , RB , 2.35% , 04/01/27 ... 100 99,121
Series 2019-131A , RB , 2.05% , 10/01/27 .. 345 338,486
Series 124B , RB , 2.55% , 10/01/27 ...... 145 143,464
Series 2018-127B , RB , 3.05% , 10/01/27 .. 25 24,992
Series 2020-133 , RB , 5.00% , 10/01/27 ... 200 206,024
Series 2021-137 , RB , 5.00% , 10/01/27 ... 215 221,476
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 263,503
Series B , RB , 4.00% , 09/01/27 ......... 535 537,075
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 77,345
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 320,592
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 455,644
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 196,780
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 155,282
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 284,813
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 305,783
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 113,925
Series B , RB , 5.00% , 12/01/27 ......... 840 850,200
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 245 247,104
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 ......... 155 159,742
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 ................. 285 290,537
19,983,572
Security
Par (000)
Par (000) Value
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. USD 1,235 $ 1,238,216
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 560 560,957
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 385,924
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 787,618
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 168,857
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 391,123
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 695,109
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 61,711
4,289,515
South Carolina — 0.9%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 228,606
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 106,717
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 215 218,970
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 203,760
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 125 127,511
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 320 326,455
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 575 597,064
Piedmont Municipal Power Agency, Series
2021D, RB, 4.00%, 01/01/27 ......... 730 735,652
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/27 ................. 1,760 1,821,603
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/27 ..... 605 627,449
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 259,277
South Carolina Transportation Infrastructure
Bank, Series 2015A, RB, 3.00%, 10/01/27 . 300 300,030
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 408,869
5,961,963
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 150 153,771
Tennessee — 1.7%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 165 167,861
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 241,053
City of Memphis
Series 2020 , GO , 5.00% , 05/01/27 ...... 690 706,472
Series 2021 , GO , 5.00% , 05/01/27 ...... 150 153,581
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 135 140,137
Series 2017 , RB , 5.00% , 12/01/28 ...... 315 326,619
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 285 285,505
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 245 248,926
Series 2018A , GO , 5.00% , 04/01/27 ..... 285 291,345
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 500 510,307

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Robertson, Series 2014B, GO,
3.00%, 06/01/27 ................. USD 115 $ 114,862
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 290 296,456
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 194,178
Series 2019A , GO , 5.00% , 04/01/27 ..... 340 347,476
Series 2020B , GO , 5.00% , 04/01/27 ..... 510 521,214
County of Sumner, Series 2019, GO,
5.00%, 12/01/27 ................. 20 20,761
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 290 296,589
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 512,436
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 295 301,487
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 117,522
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 160,327
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 630 632,351
Series 2021A , RB , 5.00% , 05/15/27 ..... 400 410,087
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 184,539
Series 2024B , RB , 5.00% , 05/15/27 ..... 650 666,391
Series 2017 , GO , 4.00% , 07/01/27 ...... 550 559,370
Series 2018 , GO , 5.00% , 07/01/27 ...... 440 452,573
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/27 ..... 250 256,939
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 266,557
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 186,513
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 845 874,437
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 435 450,864
10,895,735
Texas — 11.7%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 520 536,287
Series 2021 , GO , 5.00% , 08/15/27 ...... 235 242,360
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 687,213
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 320,799
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 127,301
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 110,186
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 150,884
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 556,393
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 602,759
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 257,589
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 720 741,857
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 283,073
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 300 305,499
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 530 546,347
Series 2016J , RB , 5.00% , 08/15/27 ..... 855 860,943
Series 2017B , RB , 5.00% , 08/15/27 ..... 110 113,393
Series 2017C , RB , 5.00% , 08/15/27 ..... 95 97,930
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , RB , 5.00% , 08/15/27 ..... USD 125 $ 128,855
Series 2026A , RB , 5.00% , 08/15/27 ..... 105 108,239
Central Texas Turnpike System, Series 2002A,
RB, 0.00%, 08/15/27 (AMBAC)
(b)
....... 320 307,865
City of Arlington
GO , 5.00% , 08/15/27 ............... 100 100,668
Series 2025 , GO , 5.00% , 08/15/27 ...... 230 236,967
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 503,998
Series 2017 , GO , 5.00% , 09/01/27 ...... 150 154,703
Series 2020 , GO , 5.00% , 09/01/27 ...... 455 469,267
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 113,466
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 310,968
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 119,230
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 134,703
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/27 .......... 60 61,669
City of Dallas
Series 2019A , GO , 5.00% , 02/15/27 ..... 140 142,599
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,018,567
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 150,413
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/27 ..... 205 206,946
Series 2017 , RB , 5.00% , 10/01/27 ...... 35 36,193
City of Denton
Series 2024 , GO , 5.00% , 02/15/27 ...... 265 269,941
Series 2017 , RB , 5.00% , 12/01/27 ...... 435 440,427
City of Fort Worth
GO , 5.00% , 03/01/27 ............... 340 346,879
Series 2018 , GO , 5.00% , 03/01/27 ...... 250 255,058
Series 2020 , GO , 5.00% , 03/01/27 ...... 85 86,720
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 504,152
City of Garland
GO , 5.00% , 02/15/27 ............... 310 315,462
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/27 ..... 140 142,425
Series 2026 , RB , 5.00% , 03/01/27 ...... 275 280,151
City of Garland Water & Sewer System, Series
2017, RB, 5.00%, 03/01/27 .......... 110 112,051
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 460 468,923
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/27 ..... 145 146,828
Series 2017B , RB , 5.00% , 11/15/27 ..... 720 746,149
Series 2018D , RB , 5.00% , 11/15/27 ..... 130 134,721
Series 2021A , RB , 5.00% , 11/15/27 ..... 100 103,632
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 215 205,308
City of San Antonio
GO , 5.00% , 02/01/27 ............... 650 662,036
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 101,852
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 128,826
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 257,652
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 154,382
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 140 142,508
Series 2018 , RB , 5.00% , 02/01/27 ...... 435 442,793
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(a)
500 489,937
City of Waco, GO, 5.00%, 02/01/27 ....... 100 101,777
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 117,108
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,012,247

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. USD 105 $ 105,717
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 150 154,698
Collin County Community College District, Series
2018, GO, 5.00%, 08/15/28 .......... 155 159,326
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 234,155
Conroe Independent School District, Series
2020A, GO, 5.00%, 02/15/27 (PSF) ..... 1,040 1,059,966
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,813,112
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 180,470
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 210,396
County of Collin, Series 2025, GO,
5.00%, 02/15/27 ................. 165 167,972
County of Denton, Series 2017, GO,
5.00%, 07/15/27 ................. 255 256,180
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 405,705
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 285 286,779
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 155,175
Series 2020A , GO , 5.00% , 10/01/27 ..... 130 134,485
Series 2021A , GO , 5.00% , 10/01/27 ..... 85 87,932
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 195 200,781
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 540,970
County of Travis, Series 2016A, GO,
5.00%, 03/01/27 ................. 595 598,348
County of Williamson, GO, 5.00%, 02/15/27 .. 150 152,868
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 178,318
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 495 504,386
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 219,077
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 224,172
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 137,560
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 730 743,842
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,490 1,544,276
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 378,098
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 792,452
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 392,148
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 427,798
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/27 ( PSF ) .. 65 66,784
Series 2025A , GO , 5.00% , 06/15/27 ( PSF ) 365 375,017
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 345 354,784
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/27 (PSF) ...... 100 102,836
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 432,559
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 480 489,064
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 198,682
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 185,614
Fort Worth Independent School District, Series
2020, GO, 5.00%, 02/15/27 (PSF) ...... 130 132,486
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 171,643
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,291
Security
Par (000)
Par (000) Value
Texas (continued)
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/27
(PSF) ....................... USD 130 $ 134,088
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/27 (PSF) ...... 190 193,543
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/27 ......... 95 98,143
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 310,687
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 500 499,994
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 115 117,153
GO , 5.00% , 07/15/27 ............... 305 313,815
Humble Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 150 152,750
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 260 264,930
Series D , GO , 5.00% , 02/15/27 ( PSF ) .... 320 326,042
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 410 417,774
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/27 ( PSF ) .. 400 406,956
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 140 144,110
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 550 560,212
Leander Independent School District, Series
2025A, GO, 0.00%, 08/15/27 (PSF)
(b)
.... 200 192,660
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,331
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 241,533
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 737,578
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 907,789
Lone Star College System
Series 2017A , GO , 5.00% , 08/15/27 ..... 60 61,144
Series 2017A , GO , 5.00% , 08/15/28 ..... 180 183,257
Lower Colorado River Authority
Series 2016 , RB , 5.00% , 05/15/27 ...... 85 85,072
Series 2021 , RB , 5.00% , 05/15/27 ...... 225 230,527
Series 2024 , RB , 5.00% , 05/15/27 ...... 605 620,175
Series 2025 , RB , 5.00% , 05/15/27 ...... 275 281,755
Series 2025A , RB , 5.00% , 05/15/27 ..... 1,000 1,024,563
Mansfield Independent School District, Series
2017, GO, 5.00%, 02/15/27 (PSF) ...... 160 162,996
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 100 102,977
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 255 262,721
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 295 305,529
Series A , RB , 5.00% , 11/01/27 ......... 355 359,277
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 330 336,496
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 195,371
Series 2017 , RB , 5.00% , 06/01/27 ...... 205 210,207
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 384,525
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 200,542
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 614,053
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 159,963
Series 2025 , RB , 5.00% , 09/01/27 ...... 80 82,562

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... USD 970 $ 984,168
Series 2020C , RB , 5.00% , 01/01/27 ..... 115 116,680
Series 2023A , RB , 5.00% , 01/01/27 ..... 565 573,553
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 91,363
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 476,359
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 200 200,795
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 304,201
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,240 1,278,677
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 211,052
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 500 509,560
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/27 ................. 200 205,551
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 130,474
Series 2022A , RB , 5.00% , 07/01/27 ..... 440 452,573
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,243,326
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 239,493
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/27 ...... 240 244,399
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 490 499,059
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 155 157,878
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 280 285,066
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 340 349,982
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,840 1,896,318
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 285 293,926
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 252,673
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 525 541,443
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 324,067
Series 2020A , RB , 5.00% , 05/15/27 ..... 705 722,903
Series 2020C , RB , 5.00% , 05/15/27 ..... 315 322,999
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 143,555
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 260,981
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 290 295,130
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 186,182
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 205,365
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 418,875
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 749,837
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 108,523
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/27 ................. 1,000 1,025,429
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 100,870
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 775 775,804
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 790,820
Series 2017E , RB , 5.00% , 05/15/27 ..... 540 553,337
Series 2021A , RB , 5.00% , 05/15/27 ..... 305 312,533
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 235,681
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 261,342
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 107,569
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... USD 270 $ 276,569
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 151,483
Texas Public Finance Authority
Series 2019 , RB , 5.00% , 02/01/27 ...... 250 254,335
Series 2024 , RB , 5.00% , 02/01/27 ...... 570 579,883
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 561,151
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 494,833
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 142,839
Series A , RB , 5.00% , 03/15/27 ......... 260 260,768
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 193,457
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 379,006
Series 2017A , RB , 5.00% , 04/15/27 ..... 155 158,455
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 97,118
Series A , RB , 5.00% , 04/15/27 ......... 305 305,570
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 66,984
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 164,683
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 87,488
Series 2023 , RB , 5.00% , 08/01/27 ...... 195 200,708
Series 2018A , RB , 5.00% , 10/15/27 ..... 185 191,329
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 87,908
Series 2023A , RB , 5.00% , 10/15/27 ..... 145 149,960
Series A , RB , 5.00% , 10/15/27 ......... 190 190,360
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 465,592
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 695,195
Tomball Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 185 188,537
Trinity River Authority, Series 2025, RB,
5.00%, 02/01/27 ................. 95 96,688
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 575 591,940
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 230 234,086
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 390 398,880
Series 2017A , RB , 5.00% , 04/15/28 ..... 175 178,821
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 280 284,686
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/27 (PSF) .. 250 254,425
74,180,904
Utah — 1.1%
Alpine School District
Series 2019 , GO , 5.00% , 03/15/27 ( GTD ) . 90 91,924
Series 2021A , GO , 5.00% , 03/15/27 ( GTD ) 290 296,201
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 480 493,281
Central Utah Water Conservancy District
Series 2016A , RB , 5.00% , 10/01/27 ..... 1,120 1,130,868
Series 2017B , RB , 5.00% , 10/01/27 ..... 155 160,347
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 210 213,747
Davis School District, Series 2017, GO,
5.00%, 06/01/27 (GTD) ............. 150 152,107
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 1,075 1,104,300
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.10%, 07/01/27 ..... 235 232,376

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... USD 375 $ 381,005
Series 2019 , GO , 5.00% , 07/01/27 ...... 300 308,467
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 519,253
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 339,474
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 174,980
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 280,528
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 340 350,377
Series 2018A , RB , 5.00% , 08/01/27 ..... 65 66,984
Series 2019A , RB , 5.00% , 08/01/27 ..... 65 66,984
Series 2020A , RB , 5.00% , 08/01/27 ..... 85 87,594
Series 2022B , RB , 5.00% , 08/01/27 ..... 140 144,273
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 220 226,021
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 275 280,221
Washington County School District Board of
Education, Series 2014, GO, 3.00%, 03/01/27
(GTD) ....................... 50 50,003
7,151,315
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 103,084
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 77,313
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 519,265
699,662
Virginia — 2.6%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 215 221,118
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 140,837
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 310 316,117
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 365 365,703
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 220 224,438
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 277,943
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 205,919
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 285 293,385
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 159,242
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 140 144,408
Series B , GO , 5.00% , 08/15/27 ........ 370 372,464
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 175,825
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 470 479,405
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 230 234,602
Series 2017A , GO , 5.00% , 10/01/27 ( SAW ) 70 71,484
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 103,052
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 56,679
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 295 304,003
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 309,156
County of Loudoun
Series 2018A , GO , 3.00% , 12/01/27 ( SAW ) 165 165,024
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 727,192
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 93,496
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 295 302,011
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 211,863
Security
Par (000)
Par (000) Value
Virginia (continued)
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... USD 160 $ 160,037
Series 2016B , RB , 5.00% , 12/01/27 ..... 50 50,689
Series 2020A , RB , 5.00% , 12/01/27 ..... 220 228,094
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 325 330,903
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 906,166
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,150 1,170,888
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 178,179
Series B , RB , 5.00% , 02/01/27 ......... 225 229,087
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 362,593
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 253,019
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 129,091
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 208,539
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 175 176,453
Series 2016 , RB , 5.00% , 05/15/27 ...... 100 100,084
Series 2017A , RB , 5.00% , 05/15/27 ..... 795 814,965
Series 2019 , RB , 5.00% , 05/15/27 ...... 445 456,176
Series 2016 , RB , 5.00% , 09/15/27 ...... 260 262,193
Series 2017 , RB , 5.00% , 09/15/27 ...... 230 237,658
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 331,955
Virginia Commonwealth University
Health System Authority, Series B, RB,
5.00%, 07/01/27 ................. 330 338,622
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/27 ................. 200 205,225
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 185 188,431
Series B , RB , 5.00% , 08/01/27 ......... 705 709,054
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,062
Virginia Public School Authority
Series 2016 , RB , 5.00% , 02/01/27 ( ST
INTERCEPT ) .................. 210 213,704
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 175 180,210
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 455 468,545
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 144,168
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 165 168,325
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 210 217,135
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 373,540
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 300,557
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 62,153
Series 2024A , RB , 5.00% , 11/01/27 ..... 35 36,256
16,219,122
Washington — 4.6%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 730 738,722
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 544,367
City of Everett, Series 2016, RB,
5.00%, 12/01/27 ................. 90 91,228
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 270,340
Series 2016B , RB , 5.00% , 04/01/27 ..... 755 755,930
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 348,140
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 231,421
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 869,116

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2017C , RB , 5.00% , 09/01/27 ..... USD 220 $ 227,192
Series 2016C , RB , 4.00% , 10/01/27 ..... 270 271,397
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 404,885
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/27 ................. 155 157,745
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. 265 274,904
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 445 451,885
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 783,815
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 200 204,929
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 106,660
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 883,442
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 133,649
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 124,599
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 290 300,839
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/27 ..... 665 667,455
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 842,446
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 518,823
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 215,748
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 991,362
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 338,942
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,103
King County School District No. 401 Highline,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 125 126,742
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 475 475,867
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 1,105 1,119,750
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 160 164,030
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 1,085 1,100,053
King County School District No. 414 Lake
Washington
Series 2020 , GO , 3.00% , 12/01/27 ( GTD ) . 280 281,400
Series 2020 , GO , 4.00% , 12/01/27 ( GTD ) . 520 532,235
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/27 (GTD) ...... 360 373,968
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 155,820
Klickitat County Public Utility District No. 1,
Series 2019A, RB, 5.00%, 12/01/27 ..... 375 388,246
Pierce County School District No. 10 Tacoma,
Series 2024, GO, 5.00%, 12/01/27 (GTD) . 625 648,359
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 55 56,445
Pierce County School District No. 320 Sumner
Series 2013 , GO , 2.25% , 12/01/27 ( GTD ) . 45 44,413
Series 2016 , GO , 4.00% , 12/01/27 ( GTD ) . 125 125,117
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 235 244,118
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 197,406
Security
Par (000)
Par (000) Value
Washington (continued)
Pierce County School District No. 403 Bethel,
Series 2020, GO, 4.00%, 12/01/27 (GTD) . USD 75 $ 76,753
Port of Seattle, Series 2016, RB,
5.00%, 02/01/27 ................. 300 301,481
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/27 ................. 40 41,527
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/27
(GTD) ....................... 60 62,290
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 239,001
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 310 322,136
State of Washington
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 366,242
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 396,762
Series 2020C , GO , 5.00% , 02/01/27 ..... 760 773,177
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(b)
.................... 120 116,433
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 225,762
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 107,750
Series R-2022C , GO , 4.00% , 07/01/27 ... 325 330,462
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 262,197
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 822,579
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 185,122
Series 2020B , COP , 5.00% , 07/01/27 .... 350 359,960
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 886,032
Series R-2017A , GO , 5.00% , 08/01/27 ... 420 422,606
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 100,575
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 726,340
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 128,784
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 65,374
Series 2003F , GO , 0.00% , 12/01/27
( NPFGC )
(b)
.................... 100 95,731
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 458,141
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 306,542
Series 2024A , RB , 5.00% , 04/01/27 ..... 1,000 1,021,805
Series 2022C , RB , VRDN, 4.00% , 08/01/27
(a)
1,240 1,248,922
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 250 254,564
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 310 318,108
Washington State University, Series 2019, RB,
5.00%, 10/01/27 ................. 100 103,454
29,002,665
West Virginia — 0.4%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 102,597
Series 2019A , GO , 5.00% , 06/01/27 ..... 550 564,286
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 287,273
Series 2018A , GO , 5.00% , 12/01/27 ..... 290 301,036
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 630 648,941
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 314,039
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 303,743
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 335,575
2,857,490

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin — 1.4%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. USD 200 $ 206,549
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 510 520,887
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 151,539
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/27 ................. 285 293,195
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 345,000
Series 2019A , RB , 5.00% , 05/01/27 ..... 615 629,663
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 255,968
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 102,387
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 450,504
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 153,581
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 163,820
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 511,936
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 210,000
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 530,000
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 615 630,175
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 81,974
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 307,402
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 187,290
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 256,186
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 470,967
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 632,573
Series 20172 , RB , 5.00% , 07/01/27 ..... 240 246,858
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 524,624
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 145 149,158
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority
Series 2025A , RB , 5.00% , 06/01/27 ..... USD 425 $ 434,067
Series 2016A , RB , 5.00% , 11/15/27 ..... 360 360,359
8,806,662
Total Long-Term Investments — 98 .1%
(Cost: $ 619,451,645 ) .............................. 620,024,883
Shares
Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(d) (e)
......... 6,047,612 6,048,212
Total Short-Term Securities — 1 .0%
(Cost: $ 6,048,212 ) ............................... 6,048,212
Total Investments — 99 .1%
(Cost: $ 625,499,857 ) .............................. 626,073,095
Other Assets Less Liabilities — 0.9% .................... 5,756,993
Net Assets — 100.0% ...............................
$ 631,830,088
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 569,632 $ 5,478,555
(a)
$ — $ 25 $ — $ 6,048,212 6,047,612 $ 18,827 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
39
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 620,024,883 $ — $ 620,024,883
Short-Term Securities
Money Market Funds ...................................... 6,048,212 — — 6,048,212
$ 6,048,212 $ 620,024,883 $ — $ 626,073,095

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 92,750
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 265 278,936
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 935 989,618
Auburn University
Series 2025-A , RB , 5.00% , 06/01/28 ..... 610 640,091
Series 2025B , RB , 5.00% , 06/01/28 ..... 45 47,220
City of Huntsville
Series 2018A , GO , 5.00% , 05/01/28 ..... 65 67,420
Series 2018B , GO , 5.00% , 05/01/28 ..... 80 82,979
Series 2019A , GO , 5.00% , 05/01/28 ..... 25 26,234
Series A , RB , 5.00% , 12/01/28 ......... 175 179,521
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/28 ......... 180 185,585
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,041
Series 2018A , GO , 5.00% , 11/01/28 ..... 20 21,208
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 285,602
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/28 ..... 20 20,537
Series 2019A , RB , 5.00% , 07/01/28 ..... 240 252,390
Series 2019C , RB , 5.00% , 07/01/28 ..... 770 809,752
University of Alabama at Birmingham
Series 2019A , RB , 5.00% , 10/01/28 ..... 50 52,840
Series 2022A , RB , 5.00% , 10/01/28 ..... 70 73,976
Water Works Board of the City of Birmingham
(The)
Series 2016A , RB , 5.00% , 01/01/28 ..... 180 182,811
Series 2018 , RB , 5.00% , 01/01/28 ...... 185 192,108
Series 2023 , RB , 5.00% , 01/01/28 ...... 100 103,842
Series 2018 , RB , 5.00% , 01/01/29 ...... 85 88,307
Series 2018 , RB , 5.00% , 01/01/30 ...... 130 134,714
Series 2018 , RB , 5.00% , 01/01/31 ...... 20 20,705
4,874,187
Alaska — 0.1%
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/28 .............. 20 21,173
Municipality of Anchorage
Series 2019B , GO , 5.00% , 04/01/28 ..... 75 78,336
Series 2020A , GO , 5.00% , 04/01/28 ..... 55 57,447
Series 2020E , GO , 5.00% , 04/01/28 ..... 75 78,336
Series 2018A , GO , 2.63% , 09/01/28 ..... 80 79,290
Series 2021C , GO , 5.00% , 09/01/28 ..... 45 47,418
Series 2022A , GO , 5.00% , 09/01/28 ..... 40 42,150
Series 2018A , GO , 5.00% , 09/01/29 ..... 20 21,103
State of Alaska
Series 2020A , GO , 5.00% , 08/01/28 ..... 65 68,491
Series 2024A , GO , 5.00% , 08/01/28 ..... 25 26,343
Series 2024B , GO , 5.00% , 08/01/28 ..... 45 47,417
Series 2025A , GO , 5.00% , 08/01/28 ..... 25 26,343
593,847
Arizona — 1.6%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/28 ...... 205 205,371
Series 2017B , RB , 5.00% , 07/01/28 ..... 370 379,712
Series 2021C , RB , 5.00% , 07/01/28 ..... 265 278,738
Series 2025A , RB , 5.00% , 07/01/28 ..... 70 73,629
Series 2021 , RB , 5.00% , 08/01/28 ...... 270 284,265
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. USD 120 $ 120,438
Arizona Industrial Development Authority, Series
2023A, RB, 5.00%, 11/01/28 ......... 950 987,884
Arizona State University
Series 2019A , RB , 5.00% , 07/01/28 ..... 75 78,888
Series 2019B , RB , 5.00% , 07/01/28 ..... 50 52,592
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 205 215,662
City of Phoenix Civic Improvement Corp.
Series A , RB , 4.00% , 07/01/28 ......... 85 86,276
Series 2016 , RB , 5.00% , 07/01/28 ...... 185 185,741
Series 2017B , RB , 5.00% , 07/01/28 ..... 95 97,759
Series 2017D , RB , 5.00% , 07/01/28 ..... 585 600,626
Series 2019A , RB , 5.00% , 07/01/28 ..... 125 130,911
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 458,013
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 442,220
Series 2018A , RB , 5.00% , 07/01/29 ..... 245 257,867
County of Pima, COP, 5.00%, 12/01/28 .... 30 31,737
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 335 352,505
Series 2020B , COP , 5.00% , 07/01/28 .... 285 299,893
RB , 5.00% , 07/01/29 ............... 50 52,492
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 5.00% , 07/01/28 ...... 90 92,542
Series 2017A , GO , 5.00% , 07/01/28 ..... 150 154,239
Series 2019C , GO , 5.00% , 07/01/28 ..... 25 26,279
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/28 ................. 55 57,874
Maricopa County Unified School District No. 80
Chandler
Series 2015C , GO , 5.00% , 07/01/28 ..... 180 189,406
Series 2017B , GO , 5.00% , 07/01/28 ..... 30 30,861
Series 2020A , GO , 5.00% , 07/01/28 ..... 50 52,613
Series 2021B , GO , 5.00% , 07/01/28 ..... 45 47,351
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/28 ...... 405 416,446
Series 2024A , GO , 5.00% , 07/01/28 ..... 40 42,108
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 762,197
Series 2017A , RB , 5.00% , 01/01/28 ..... 490 510,109
Series 2019A , RB , 5.00% , 01/01/28 ..... 220 229,028
Series 2020A , RB , 5.00% , 01/01/28 ..... 35 36,436
Series 2017A , RB , 5.00% , 01/01/29 ..... 610 635,087
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 150,756
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 155,816
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 103,761
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/28 .......... 25 25,726
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 327,913
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 300 314,976
10,034,743
Arkansas — 0.0%
University of Arkansas
Series 2019A , RB , 5.00% , 03/01/28 ..... 40 41,695

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arkansas (continued)
Series 2023B , RB , 5.00% , 11/01/28 ..... USD 75 $ 79,344
121,039
California — 9.3%
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 285 291,494
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. 60 56,765
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 390 409,295
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 01/01/28 ...... 40 41,471
Series 2017 , RB , 5.00% , 05/15/28 ...... 135 142,311
Series 2016A , RB , 5.00% , 07/01/28 ..... 25 25,089
Series 2016 , RB , 5.00% , 09/01/28 ...... 250 252,046
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 220,000
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 276,904
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 89,372
Series 2024A , RB , 3.25% , 08/01/29 ..... 3,370 3,396,014
California State Public Works Board
Series 2017F , RB , 5.00% , 04/01/28 ..... 45 46,070
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 157,645
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 57,803
Series 2022B , RB , 5.00% , 06/01/28 ..... 20 21,024
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,140 1,202,820
Series 2022C , RB , 5.00% , 08/01/28 ..... 235 247,950
Series 2023C , RB , 5.00% , 09/01/28 ..... 110 116,275
Series 2024C , RB , 5.00% , 09/01/28 ..... 475 502,098
Series D , RB , 5.00% , 09/01/28 ......... 240 247,942
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,278
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 87,984
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 25,285
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 286,453
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 106,094
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 153,836
Series 2018C , RB , 5.00% , 11/01/31 ..... 155 164,037
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 825 826,743
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 46,220
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 106,970
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 106,869
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 106,432
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 160 165,037
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 115,819
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 313,993
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 58,446
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,430
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 95,146
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 158,356
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 138,771
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 132,479
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 1,195 1,209,861
Clovis Unified School District
(b)
Series 2004A , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 500 472,413
Series B , GO , 0.00% , 08/01/28 ( NPFGC ) .. 200 188,797
Security
Par (000)
Par (000) Value
California (continued)
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(b)
USD 890 $ 840,895
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 93,663
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 175,946
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 219,921
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 219,921
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 56,672
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 386,400
East Side Union High School District, Series G,
GO, 0.00%, 08/01/28
(b)
............. 30 28,157
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(b)
.... 1,000 943,567
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 125,724
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 465,926
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 55 51,931
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/28
(b)
................ 100 94,336
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 102,864
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/28
(b)
......... 45 42,602
Hillsborough City School District, Series B, GO,
0.00%, 09/01/28
(b)
................ 70 66,113
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/28 ........ 320 323,980
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28
(b)
............. 250 233,304
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 155,246
Long Beach Unified School District
Series G , GO , 0.00% , 08/01/28
(b)
....... 20 18,825
Series A , GO , 5.00% , 08/01/28 ........ 35 35,203
Series 2016 , GO , 5.00% , 08/01/28 ...... 175 176,014
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,143
Series J , GO , 5.00% , 08/01/28 ......... 65 67,224
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 345,855
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 230,441
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 110,857
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 144,365
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 111,080
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 243,318
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 100 101,523
Series 2023D , RB , 5.00% , 07/01/28 ..... 1,110 1,160,603
Series 2023A , RB , 5.00% , 07/01/28 ..... 200 209,118
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 26,140
Series 2021C , RB , 5.00% , 07/01/28 ..... 55 57,507
Series 2020A , RB , 5.00% , 07/01/28 ..... 635 663,949
Series 2019C , RB , 5.00% , 07/01/28 ..... 30 31,368
Series 2024E , RB , 5.00% , 07/01/28 ..... 635 663,949
Series 2019B , RB , 5.00% , 07/01/28 ..... 95 99,331
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 78,419
Series 2018A , RB , 5.00% , 07/01/28 ..... 35 36,236
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 35,928
Series 2025A , RB , 5.00% , 07/01/28 ..... 155 160,472

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018D , RB , 5.00% , 07/01/29 ..... USD 235 $ 245,371
Series 2018A , RB , 5.00% , 07/01/29 ..... 195 201,665
Series 2018A , RB , 5.00% , 07/01/30 ..... 545 562,724
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 104,198
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 233,502
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 188,206
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 303,221
Series 2018B , RB , 5.00% , 07/01/29 ..... 60 62,648
Series 2018A , RB , 5.00% , 07/01/30 ..... 35 36,138
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 67,060
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 124,910
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 103,496
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 507,023
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 295 307,771
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 135,628
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 95,037
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 300,950
Series 2026QRR , GO , 5.00% , 07/01/28
(c)
. 1,475 1,556,522
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 265,964
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 432,423
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 187,317
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 121,835
Municipal Improvement Corp. of Los Angeles
Series 2026A , RB , 5.00% , 05/01/28 ..... 490 514,542
Series 2016B , RB , 5.00% , 11/01/28 ..... 170 171,926
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 175 165,418
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(b)
.................... 795 749,969
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 67,197
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 370 351,143
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/28
(c)
........ 500 525,224
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 607,013
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 36,744
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28
(b)
.... 495 466,543
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 113,361
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 26,566
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 35 35,239
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 189,498
San Diego Public Facilities Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 50 50,320
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 51,655
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 165 165,392
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 190,434
Security
Par (000)
Par (000) Value
California (continued)
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28
(b)
....... USD 50 $ 47,256
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 766,500
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 115 115,440
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 170,309
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 165 155,585
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 140 131,709
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 101,195
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 70,591
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 126,029
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 132,314
Santa Clarita Community College District, Series
2003, GO, 0.00%, 08/01/28 (NPFGC)
(b)
... 40 37,801
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,454,384
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 250 250,969
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 300 313,677
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 570 595,985
Series 2007A , RB , 5.00% , 11/01/28 ..... 135 140,025
Southwestern Community College District
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(b)
.................... 1,525 1,438,300
Series 2016B , GO , 5.00% , 08/01/28 ..... 25 25,156
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 125,437
Series 2020 , GO , 4.00% , 03/01/28 ...... 550 566,324
GO , 5.00% , 04/01/28 ............... 1,755 1,842,295
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 257,186
GO , 5.00% , 08/01/28 ............... 1,940 2,011,973
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 543,154
GO , 4.00% , 09/01/28 ............... 150 150,555
GO , 5.00% , 09/01/28 ............... 1,065 1,080,955
Series 2016 , GO , 5.00% , 09/01/28 ...... 245 246,906
GO , 5.00% , 10/01/28 ............... 3,810 4,042,132
GO , 5.00% , 11/01/28 ............... 1,790 1,902,658
Series 2017 , GO , 5.00% , 11/01/28 ...... 1,000 1,037,880
GO , 5.00% , 08/01/29 ............... 685 722,567
GO , 5.00% , 08/01/30 ............... 605 636,922
Series 2018 , GO , 5.00% , 10/01/30 ...... 2,420 2,556,226
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 50,109
Series AW , RB , 5.00% , 12/01/28 ....... 125 126,917
Series AX , RB , 5.00% , 12/01/28 ........ 230 239,702
Series AZ , RB , 5.00% , 12/01/28 ........ 115 122,815
Series AZ , RB , 5.00% , 12/01/29 ........ 130 138,757
Series AZ , RB , 5.00% , 12/01/30 ........ 170 181,292
Series AZ , RB , 5.00% , 12/01/31 ........ 70 74,603
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 319,582
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 157,602
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 110,327
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 198,981
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/28
(b)
............. 35 32,944

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28
(b)
........ USD 225 $ 210,945
58,795,937
Colorado — 1.5%
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 230 239,743
Series 2023A-1 , RB , 5.00% , 03/01/28 .... 60 62,509
Series 2024A , RB , 5.00% , 03/01/28 ..... 45 46,824
Series 2025F , RB , 5.00% , 03/01/28 ..... 175 182,413
Series A , RB , 5.00% , 03/01/28 ( HERBIP ) .. 55 56,712
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 280 292,062
Series 2017C , RB , 5.00% , 03/01/30
( HERBIP ) ..................... 40 41,684
Series 2017C , RB , 5.00% , 03/01/34
( HERBIP ) ..................... 20 20,897
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 29,334
Boulder Valley School District No. Re-2 Boulder
Series 2017B , GO , 4.00% , 12/01/28 ( SAW ) 95 96,458
Series 2019B , GO , 4.00% , 12/01/28 ( SAW ) 85 86,304
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 427,482
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 490,813
Series 2021A , RB , 5.00% , 08/01/28 ..... 40 42,077
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 263,878
Series 2022B , GO , 5.00% , 08/01/28 ..... 20 21,110
COP , 5.00% , 12/01/28 .............. 55 58,311
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 150 158,919
Series 2022C , RB , 5.00% , 11/15/28 ..... 55 58,270
Series 2023A , RB , 5.00% , 11/15/28 ..... 190 201,153
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 60,371
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 169,923
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 435,429
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 265,759
Colorado Health Facilities Authority
Series 2019A , RB , 5.00% , 01/01/28 ..... 235 243,795
Series 2022A , RB , 5.00% , 11/01/28 ..... 400 418,978
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 550 570,289
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 212,966
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 40 41,842
E-470 Public Highway Authority
Series 2004A , RB , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 1,055 989,009
Series 2020A , RB , 5.00% , 09/01/28 ..... 230 242,146
Regional Transportation District, COP,
5.00%, 06/01/28 ................. 100 104,931
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 820 869,107
State of Colorado
COP , 5.00% , 03/15/28 .............. 210 219,170
Series 2018L , COP , 5.00% , 03/15/28 .... 100 104,366
Series 2018M , COP , 5.00% , 03/15/28 .... 85 88,712
Series 2018N , COP , 5.00% , 03/15/28 .... 50 52,183
Series K , COP , 5.00% , 03/15/28 ........ 75 76,629
COP , 5.00% , 06/15/28 .............. 300 315,053
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2018L , COP , 4.00% , 03/15/29 .... USD 25 $ 25,604
Series 2018N , COP , 5.00% , 03/15/29 .... 45 46,937
Series 2018M , COP , 5.00% , 03/15/30 .... 45 46,895
University of Colorado
Series 2023A , RB , 4.00% , 06/01/28 ..... 30 30,875
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 251,989
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 580 607,734
Weld County School District No. 6 Greeley,
Series 2021, GO, 5.00%, 12/01/28 (SAW) . 25 26,524
9,394,169
Connecticut — 1.6%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 50,373
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 526,116
State of Connecticut
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 143,330
Series 2021A , GO , 4.00% , 01/15/28 ..... 145 148,449
Series 2024C , GO , 5.00% , 03/01/28 ..... 60 62,608
Series 2025A , GO , 5.00% , 03/15/28 ..... 115 120,107
Series B , GO , 5.00% , 04/15/28 ........ 50 52,323
Series 2018B , GO , 5.00% , 04/15/28 ..... 585 612,177
Series 2019A , GO , 5.00% , 04/15/28 ..... 625 654,036
Series 2021B , GO , 3.00% , 06/01/28 ..... 85 85,489
Series 2020C , GO , 4.00% , 06/01/28 ..... 80 82,381
Series 2018C , GO , 5.00% , 06/15/28 ..... 530 556,931
Series 2021D , GO , 5.00% , 07/15/28 ..... 35 36,845
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 216,011
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 184,884
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 237,709
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 418,797
Series 2022G , GO , 5.00% , 11/15/28 ..... 80 84,820
Series 2024H , GO , 5.00% , 11/15/28 ..... 300 318,074
Series 2018C , GO , 5.00% , 06/15/30 ..... 25 26,225
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 342,604
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 104,372
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 215,670
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 153,701
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 615 639,142
Series 2021A , RB , 5.00% , 05/01/28 ..... 490 513,690
Series 2022A , RB , 5.00% , 07/01/28 ..... 655 688,528
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 383,915
Series A , RB , 5.00% , 09/01/28 ......... 675 680,337
Series B , RB , 5.00% , 09/01/28 ......... 265 267,095
Series 2021D , RB , 5.00% , 11/01/28 ..... 575 609,148
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 390,026
Series 2018A , RB , 5.00% , 01/01/30 ..... 55 57,150
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 258,497
Series 2018A , RB , 5.00% , 01/01/31 ..... 20 20,754
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/28 ( SAP ) . 55 55,925
Series 2020A , RB , 5.00% , 02/15/28 ( SAP ) . 30 31,320
Series 2022A , RB , 5.00% , 05/01/28 ( SAP ) . 20 20,959
Series 2018A , RB , 5.00% , 04/15/30 ( SAP ) . 165 172,474
Series 2019A , RB , 5.00% , 11/01/30 ( SAP ) . 250 264,519
10,487,511

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware — 0.5%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/28 ................. USD 40 $ 40,922
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 227,725
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 481 506,343
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 205,274
Series 2024 , RB , 5.00% , 07/01/28 ...... 20 21,054
Series 2020 , RB , 5.00% , 09/01/28 ...... 600 632,942
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 343 357,036
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 275,844
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 88,656
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 448,494
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,745
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 142,259
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 182,275
Series 2018A , GO , 5.00% , 02/01/29 ..... 20 20,871
3,164,440
District of Columbia — 1.2%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 286,202
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 220,407
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 456,594
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 273,145
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 157,584
Series D , GO , 5.00% , 06/01/28 ........ 160 162,134
Series 2019A , GO , 5.00% , 10/15/28 ..... 715 757,265
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,195 1,266,322
Series 2018A , GO , 5.00% , 06/01/31 ..... 270 282,667
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 391,916
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 209,022
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 99,612
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 687,842
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 380,958
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 190,132
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 264,072
Series B , RB , 5.00% , 10/01/28 ......... 40 40,894
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 203,859
Series 2018B , RB , 5.00% , 10/01/30 ..... 135 140,925
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 133,532
Series A-1 , RB , 5.00% , 07/01/28 ....... 115 118,124
Series 2020A , RB , 5.00% , 07/15/28 ..... 225 236,462
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 572,763
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 194,424
7,726,857
Florida — 5.4%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/28 ..... 600 602,101
Series 2018 , RB , 5.00% , 07/01/28 ...... 30 31,470
Series 2019A , RB , 5.00% , 07/01/28 ..... 100 104,901
Series 2019B , RB , 5.00% , 07/01/28 ..... 210 220,292
Series 2021 , RB , 5.00% , 07/01/28 ...... 655 687,951
Series 2021D , RB , 5.00% , 07/01/28 ..... 20 20,980
Series 2018 , RB , 5.00% , 07/01/29 ...... 70 73,626
Series 2018 , RB , 5.00% , 07/01/30 ...... 25 26,248
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/28 ..... 20 20,486
Series 2024A , GO , 5.00% , 06/01/28 ..... 20 20,953
Security
Par (000)
Par (000) Value
Florida (continued)
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/28 ......... USD 320 $ 330,355
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 620 654,899
County of Miami-Dade
Series 2017A , RB , 5.00% , 04/01/28 ..... 75 76,611
Series 2020 , RB , 5.00% , 04/01/28 ...... 425 444,337
Series 2023A , RB , 5.00% , 04/01/28 ..... 45 47,056
Series 2025 , RB , 5.00% , 06/01/28 ...... 585 612,376
Series 2015D , GO , 5.00% , 07/01/28 ..... 210 210,745
Series 2018A , GO , 5.00% , 07/01/28 ..... 195 204,684
Series 2020 , GO , 5.00% , 07/01/28 ...... 70 73,537
Series 2021A , GO , 5.00% , 07/01/28 ..... 120 125,959
Series 2024A , GO , 5.00% , 07/01/28 ..... 125 131,369
Series 2025A , GO , 5.00% , 07/01/28 ..... 20 21,019
Series 2009C , RB , 0.00% , 10/01/28
(b)
.... 25 23,420
Series 2016 , RB , 5.00% , 10/01/28 ...... 60 60,525
Series A , RB , 5.00% , 10/01/28 ......... 1,830 1,848,462
County of Miami-Dade Transit System
Series 2017 , RB , 3.00% , 07/01/28 ...... 100 100,059
Series 2019 , RB , 5.00% , 07/01/28 ...... 330 346,316
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 1,385 1,430,212
Series 2021 , RB , 5.00% , 10/01/28 ...... 440 464,661
Series 2024B , RB , 5.00% , 10/01/28 ..... 125 131,765
Series 2025A , RB , 5.00% , 10/01/28 ..... 30 31,624
Series 2019 , RB , 5.00% , 10/01/30 ...... 120 126,495
Florida Department of Environmental Protection
Series 2016A , RB , 2.00% , 07/01/28 ..... 100 98,615
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,375 1,446,612
Series 2018A , RB , 5.00% , 07/01/28 ..... 300 315,624
Series 2022A , RB , 5.00% , 07/01/28 ..... 40 42,083
Florida Department of Management Services
Series 2018A , COP , 5.00% , 11/01/28 .... 165 174,758
Series 2021A , COP , 5.00% , 11/01/28 .... 20 21,183
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 352,567
Florida Municipal Power Agency
Series 2018A , RB , 4.00% , 10/01/28 ..... 20 20,219
Series 2016A , RB , 5.00% , 10/01/28 ..... 195 196,821
Series 2019A , RB , 5.00% , 10/01/28 ..... 90 94,979
Series 2021B , RB , 5.00% , 10/01/28 ..... 190 200,512
Series 2025A , RB , 5.00% , 10/01/28 ..... 205 216,342
Greater Orlando Aviation Authority, Series
2016B, RB, 5.00%, 10/01/28 ......... 20 20,202
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 860 888,405
Series 2016A , COP , 5.00% , 07/01/28 .... 335 336,166
COP , 5.00% , 07/01/29 .............. 25 26,191
Series 2018 , COP , 5.00% , 07/01/30 ..... 985 1,030,730
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/28 ................. 545 575,677
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 630 665,461
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 870 901,967
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/28 ............. 50 51,846
Orange County Convention Center, Series 2017,
RB, 5.00%, 10/01/28 .............. 275 290,413
Orange County School Board
Series 2017C , COP , 5.00% , 08/01/28 .... 330 347,058
Series 2021A , COP , 5.00% , 08/01/28 .... 305 320,765
Orlando Utilities Commission
Series 2018A , RB , 5.00% , 10/01/28 ..... 70 72,404

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019A , RB , 5.00% , 10/01/28 ..... USD 35 $ 37,029
Series 2021A , RB , 5.00% , 10/01/28 ..... 130 137,537
Series 2023A , RB , 5.00% , 10/01/28 ..... 25 26,449
Series 2024A , RB , 5.00% , 10/01/28 ..... 525 555,438
Palm Beach County School District
Series 2017B , COP , 5.00% , 08/01/28 .... 330 346,910
Series 2018B , COP , 5.00% , 08/01/28 .... 1,355 1,424,433
Series 2018C , COP , 5.00% , 08/01/28 .... 65 68,331
Series 2022B , COP , 5.00% , 08/01/28 .... 260 273,323
Series 2025A , COP , 5.00% , 08/01/28 .... 70 73,587
Series 2018C , COP , 5.00% , 08/01/29 .... 295 310,548
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 645 680,064
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 150 150,163
Series 2026A , COP , 5.00% , 02/01/28
(c)
... 1,000 1,037,903
Series 2017 , GO , 5.00% , 03/15/28 ...... 85 86,743
Series 2022A , GO , 5.00% , 03/15/28 ( BAM ) 150 156,886
Series 2025A , COP , 5.00% , 05/01/28 .... 1,010 1,052,597
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/28 .... 30 31,399
Series 2021 , GO , 5.00% , 07/01/28 ...... 25 26,209
Series 2022 , GO , 5.00% , 07/01/28 ...... 105 110,078
Series 2022A , COP , 5.00% , 07/01/28 .... 30 31,399
Series 2025 , GO , 5.00% , 07/01/28 ...... 45 47,225
Series 2025A , COP , 5.00% , 07/01/28 .... 20 20,980
Series A , COP , 5.00% , 07/01/28 ........ 50 50,182
Series 2019 , GO , 5.00% , 07/01/29 ...... 75 78,787
Series 2019 , GO , 5.00% , 07/01/30 ...... 115 120,690
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 150,273
Series 2016G , GO , 5.00% , 06/01/28 ..... 25 25,654
Series 2022C , GO , 5.00% , 06/01/28 ..... 135 141,797
Series 2017B , GO , 5.00% , 06/01/28 ..... 265 271,933
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 105,035
Series 2021B , GO , 5.00% , 06/01/28 ..... 50 52,517
Series 2020B , GO , 5.00% , 06/01/28 ..... 87 91,380
Series 2020A , GO , 5.00% , 06/01/28 ..... 20 21,007
Series 2024B , GO , 5.00% , 06/01/28 ..... 75 78,776
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 267,839
Series 2019C , GO , 5.00% , 06/01/28 ..... 330 346,615
Series 2022A , GO , 5.00% , 07/01/28 ..... 605 637,138
Series 2021B , GO , 5.00% , 07/01/28 ..... 20 21,062
Series 2020A , GO , 5.00% , 07/01/28 ..... 155 163,234
Series 2019A , GO , 5.00% , 07/01/28 ..... 20 21,062
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 200,093
Series 2018A , GO , 5.00% , 07/01/28 ..... 20 21,062
Series 2017A , GO , 5.00% , 07/01/28 ..... 188 193,371
Series 2025B , GO , 5.00% , 07/01/28 ..... 55 57,922
Series 2018B , GO , 5.00% , 06/01/29 ..... 25 26,235
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 105,165
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 231,007
Series 2018B , GO , 4.00% , 07/01/30 ..... 40 41,172
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 78,727
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 680 715,386
Series 2020 , RB , 5.00% , 07/01/28 ...... 535 562,030
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 104,815
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 345,248
State of Florida Department of Transportation
Turnpike System
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,581
Series 2018A , RB , 5.00% , 07/01/28 ..... 155 162,999
Series 2019A , RB , 5.00% , 07/01/28 ..... 180 189,289
Series 2019B , RB , 5.00% , 07/01/28 ..... 205 215,579
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2020A , RB , 5.00% , 07/01/28 ..... USD 575 $ 604,673
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 105,160
Series 2021A , RB , 5.00% , 07/01/28 ..... 20 21,032
Series 2021B , RB , 5.00% , 07/01/28 ..... 305 320,739
Series 2022A , RB , 5.00% , 07/01/28 ..... 210 220,837
Series 2025A , RB , 5.00% , 07/01/28 ..... 40 42,064
Series 2023A , RB , 5.50% , 07/01/28 ..... 100 106,208
Series 2018A , RB , 5.00% , 07/01/29 ..... 30 31,612
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,350 1,417,915
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 262,577
Volusia County School Board
COP , 5.00% , 08/01/28 .............. 335 351,716
Series 2021A , COP , 5.00% , 08/01/28 .... 70 73,493
Series 2025B , COP , 5.00% , 08/01/28 .... 190 199,693
34,371,706
Georgia — 1.6%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(a)
1,000 999,605
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 161,757
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 80 84,161
Series 2022A , RB , 5.00% , 07/01/28 ..... 245 257,744
City of Atlanta Water & Wastewater
Series 2017A , RB , 5.00% , 11/01/28 ..... 130 134,554
Series 2018B , RB , 5.00% , 11/01/28 ..... 25 25,876
Series 2018C , RB , 5.00% , 11/01/28 ..... 200 207,006
Series 2019 , RB , 5.00% , 11/01/28 ...... 20 21,208
Series 2004 , RB , 5.75% , 11/01/28 ...... 200 215,691
Columbia County School District, Series 2023,
GO, 5.00%, 04/01/28 (SAW) ......... 20 20,933
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 35 36,519
Series 2018 , GO , 5.00% , 02/01/30 ...... 265 276,267
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 640 673,457
Series 2022 , RB , 5.00% , 07/01/28 ...... 340 357,774
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 375 393,491
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 200,509
Henry County School District, Series 2021, GO,
4.00%, 08/01/28 (SAW) ............ 230 237,309
Henry County Water Authority, Series 2005, RB,
5.25%, 02/01/28 (NPFGC) ........... 45 47,032
Main Street Natural Gas, Inc., Series 2021C, RB,
VRDN, 4.00%, 12/01/28
(a)
........... 875 887,411
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 89,572
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 158,069
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 384,635
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 315 316,159
Series 2020 , RB , 5.00% , 01/01/28 ...... 40 41,604
Series 2024A , RB , 5.00% , 01/01/28 ..... 75 78,007
Series 2020A , RB , 5.00% , 11/01/28 ..... 385 407,001
Series HH , RB , 5.00% , 01/01/29 ....... 65 67,453
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 179,351
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 478,407
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 304,555
Series 2016F , GO , 5.00% , 07/01/28 ..... 115 117,005
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 395,091

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2019A , GO , 5.00% , 07/01/28 ..... USD 450 $ 474,109
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 343,048
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 355,203
Series 2018A , GO , 5.00% , 07/01/29 ..... 200 210,768
Series 2018A , GO , 5.00% , 07/01/30 ..... 360 379,144
10,017,485
Hawaii — 1.4%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 380 390,920
Series 2019B , RB , 5.00% , 07/01/28 ..... 595 625,962
Series 2022A , RB , 5.00% , 07/01/28 ..... 175 184,107
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 365,641
Series 2023D , GO , 5.00% , 03/01/28 ..... 65 67,905
Series 2020C , GO , 4.00% , 07/01/28 ..... 35 36,006
Series 2021A , GO , 5.00% , 07/01/28 ..... 30 31,607
Series 2021B , GO , 5.00% , 07/01/28 ..... 40 42,142
Series 2022C , GO , 5.00% , 07/01/28 ..... 230 242,318
Series 2019C , GO , 4.00% , 08/01/28 ..... 520 535,477
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 401,838
Series D , GO , 5.00% , 09/01/28 ........ 280 288,797
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 960,554
Series 2018A , GO , 5.00% , 09/01/29 ..... 95 100,242
Series 2019A , GO , 5.00% , 09/01/29 ..... 245 258,518
Series 2018A , GO , 5.00% , 09/01/30 ..... 115 121,191
Series 2019A , GO , 5.00% , 09/01/30 ..... 840 885,218
County of Hawaii
Series E , GO , 2.25% , 09/01/28 ........ 45 44,091
Series A , GO , 5.00% , 09/01/28 ........ 425 426,184
Series 2025 , GO , 5.00% , 09/01/28 ...... 20 21,121
County of Maui
Series 2021 , GO , 5.00% , 03/01/28 ...... 20 20,905
Series 2018 , GO , 5.00% , 09/01/28 ...... 55 58,148
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/28 .... 100 104,059
Series 2019FW , GO , 5.00% , 01/01/28 .... 135 140,479
Series FK , GO , 5.00% , 05/01/28 ....... 50 51,184
Series FG , GO , 5.00% , 10/01/28 ....... 250 252,533
Series FH , GO , 5.00% , 10/01/28 ....... 175 176,773
Series FN , GO , 5.00% , 10/01/28 ....... 265 273,889
Series 2018FT , GO , 5.00% , 01/01/29 .... 520 541,212
Series 2018FT , GO , 5.00% , 01/01/30 .... 75 78,002
Series 2018FT , GO , 5.00% , 01/01/31 .... 495 514,191
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 295,720
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 250,912
University of Hawaii
Series 2017D , RB , 3.00% , 10/01/28 ..... 50 50,096
Series 2020B , RB , 5.00% , 10/01/28 ..... 40 42,252
Series 2020D , RB , 5.00% , 10/01/28 ..... 30 31,689
8,911,883
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 3.35% , 07/01/28 ( GNMA/
FNMA/FHLMC ) ................. 230 231,509
Series 2023A , RB , 5.00% , 08/15/28 ..... 200 211,101
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 525,383
967,993
Security
Par (000)
Par (000) Value
Illinois — 4.2%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/28 . USD 175 $ 182,528
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 239,220
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/28 ..... 80 82,981
Series 2022D , RB , 5.00% , 01/01/28 ..... 310 321,551
Series 2024D , RB , 5.00% , 01/01/28 ..... 500 518,630
Series 2024F , RB , 5.00% , 01/01/28 ..... 265 274,874
Series 2025D , RB , 5.00% , 01/01/28 ..... 130 134,844
Series C , RB , 5.00% , 01/01/28 ......... 165 167,456
Series D , RB , 5.25% , 01/01/28 ......... 285 289,708
Series E , RB , 5.25% , 01/01/28 ......... 690 701,399
Series F , RB , 5.25% , 01/01/28 ......... 25 25,413
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 146,030
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 560 591,395
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 500 512,548
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/28 ..... 35 36,310
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/28 ................. 55 57,855
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 535 555,420
County of Cook
Series 2021B , GO , 4.00% , 11/15/28 ..... 185 190,377
Series 2018 , RB , 5.00% , 11/15/28 ...... 125 129,245
Series 2021A , GO , 5.00% , 11/15/28 ..... 145 152,999
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,090 1,150,406
County of Will
Series 2021 , GO , 5.00% , 11/15/28 ...... 100 105,820
Series 2025B , GO , 5.00% , 11/15/28 ..... 55 58,201
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 465 491,445
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/28 ...... 200 203,310
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 709,965
Series 2021A , RB , 5.00% , 10/01/28 ..... 755 794,068
Series 2015 , RB , 5.00% , 12/01/28 ...... 230 243,792
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 841,531
Series 2017A , RB , 5.00% , 01/01/28 ..... 45 46,752
Series 2018A , RB , 5.00% , 01/01/28 ..... 1,640 1,703,833
Series 2019B , RB , 5.00% , 01/01/28 ..... 290 301,288
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,105 1,148,009
Series 2024A , RB , 5.00% , 01/01/28 ..... 45 46,752
Series 2017A , RB , 5.00% , 01/01/29 ..... 85 88,353
Series 2017A , RB , 5.00% , 01/01/30 ..... 25 25,967
Lake County School District No. 112 North Shore
Series 2019 , GO , 5.00% , 06/01/28 ...... 90 94,230
Series 2024 , GO , 5.00% , 12/01/28 ...... 20 21,137
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/28 ..... 160 169,710
Series 2021C , GO , 5.00% , 12/01/28 ..... 165 175,014
Series 2024C , GO , 5.00% , 12/01/28 ..... 255 270,476
Series A , GO , 5.00% , 12/01/28 ........ 310 314,089
Series B , GO , 5.00% , 12/01/28 ........ 65 65,857
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/28 ..... 260 266,305
Series 2002A , RB , 6.00% , 07/01/28 ( NPFGC ) 25 26,786
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/28 ..... 210 217,372

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021A , RB , 5.00% , 01/01/28 ..... USD 750 $ 776,329
Series 2023A , RB , 5.00% , 01/01/28 ..... 220 227,723
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... 110 114,128
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 467,301
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,540 1,598,342
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 269,850
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,225 1,271,409
Series 2024B , GO , 5.00% , 05/01/28 ..... 220 229,066
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 417,761
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,198,093
Series 2016 , GO , 5.00% , 11/01/28 ...... 500 504,979
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 690,719
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 709,301
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 322,425
Series 2018A , GO , 5.00% , 05/01/30 ..... 120 124,672
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 224,820
State of Illinois Sales Tax
Series 2018A , RB , 5.00% , 06/15/28 ( BAM ) 65 67,925
Series 2021C , RB , 5.00% , 06/15/28 ..... 740 770,188
Series 2025A , RB , 5.00% , 06/15/28 ..... 60 62,448
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 640 639,298
26,578,028
Indiana — 2.4%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 760 766,847
Series 2018A , RB , 5.00% , 10/01/28 ..... 390 411,764
Series 2018A , RB , 5.00% , 10/01/30 ..... 670 704,428
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 678,298
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 130,442
Series 2021A , RB , 5.00% , 02/01/28 ..... 20 20,871
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 600,033
Series 2025D , RB , 5.00% , 02/01/28 ..... 40 41,741
Series 2018A , RB , 5.00% , 02/01/28 ..... 130 135,660
Series D , RB , 5.00% , 02/01/28 ......... 25 25,149
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 360,020
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,410 1,459,673
Series 2021A , RB , 5.00% , 07/01/28 ..... 25 25,935
Series 2016 , RB , 5.00% , 09/01/28 ...... 20 20,144
Series 2021-1 , RB , 5.00% , 10/01/28 ..... 250 263,952
Series 2021-2 , RB , 5.00% , 10/01/28 ..... 75 78,987
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 105,981
Series 2022A , RB , 5.00% , 10/01/28 ..... 180 190,045
Series 2022B , RB , 5.00% , 10/01/28 ..... 50 52,790
Series 2025A , RB , 5.00% , 10/01/28 ..... 20 21,058
Series 2017A , RB , 5.00% , 11/01/28 ..... 205 215,992
Series 2017C , RB , 5.00% , 11/01/28 ..... 100 103,434
Series 2025A-1 , RB , 5.00% , 11/15/28 .... 20 21,134
Series 2018A , RB , 5.00% , 02/01/29 ..... 140 145,787
Series 2017C , RB , 5.00% , 02/01/29 ..... 370 385,230
Series 2018A , RB , 5.00% , 02/01/30 ..... 70 72,819
Series 2017C , RB , 5.00% , 02/01/30 ..... 690 717,787
Indiana Municipal Power Agency
Series 2016C , RB , 5.00% , 01/01/28 ..... 30 30,109
Series 2017A , RB , 5.00% , 01/01/28 ..... 115 119,266
Series 2019A , RB , 5.00% , 01/01/28 ..... 125 129,637
Series 2022A , RB , 5.00% , 01/01/28 ..... 95 98,524
Series 2025A , RB , 5.00% , 01/01/28 ..... 1,000 1,038,424
Series 2017A , RB , 5.00% , 01/01/29 ..... 45 46,696
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2017A , RB , 5.00% , 01/01/30 ..... USD 455 $ 471,776
Indiana University
Series 2016A , RB , 5.00% , 06/01/28 ..... 375 375,721
Series 2017A , RB , 5.00% , 06/01/28 ..... 25 25,641
Series 2020A , RB , 5.00% , 06/01/28 ..... 155 162,775
Series X , RB , 3.00% , 08/01/28 ......... 20 20,013
Series Y , RB , 5.00% , 08/01/28 ......... 50 51,471
Series Z-1 , RB , 5.00% , 08/01/28 ....... 110 115,886
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/28 ..... 240 249,062
Series 2017A , RB , 5.00% , 01/15/28 ..... 580 589,344
Series 2025D , RB , 5.00% , 01/15/28 ..... 100 103,917
Series 2019A , RB , 5.00% , 02/01/28 ..... 205 212,922
Series 2022B , RB , 5.00% , 02/01/28 ..... 195 202,909
Series 2021A , RB , 5.00% , 06/01/28 ..... 65 68,124
Series 2025A , RB , 5.00% , 07/15/28 ..... 475 499,720
Series 2017C , RB , 5.00% , 01/01/31 ..... 710 734,817
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 130 130,475
Series 2022A , RB , 5.00% , 07/01/28 ..... 70 73,599
Series 2023A , RB , 5.00% , 07/01/28 ..... 35 36,799
Series EE , RB , 5.00% , 07/01/28 ........ 610 641,360
Tippecanoe County School Building Corp.,
Series 2019, RB, 4.00%, 01/15/28 (ST
INTERCEPT) ................... 1,510 1,541,343
15,526,331
Iowa — 0.7%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 765 803,024
Series 2021A , GO , 5.00% , 06/01/28 ..... 35 36,740
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 152,207
Series 2022A , GO , 5.00% , 06/01/28 ..... 50 52,485
Series 2025A , GO , 5.00% , 06/01/28 ..... 40 41,988
Series 2020D , GO , 4.00% , 06/01/29 ..... 25 25,692
Series 2020D , GO , 4.00% , 06/01/30 ..... 20 20,517
County of Polk
Series 2020A , GO , 3.00% , 06/01/28 ..... 300 301,901
Series 2020A , GO , 3.00% , 06/01/29 ..... 30 30,208
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 103,053
Series 2020A , RB , 5.00% , 08/01/28 ..... 525 553,659
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 232,108
Series 2019A , RB , 5.00% , 08/01/30 ..... 200 210,492
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 131,397
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 145,315
State of Iowa Board of Regents
Series 2019 , RB , 5.00% , 09/01/28 ...... 30 30,875
Series 2022A , RB , 5.00% , 09/01/28 ..... 70 73,614
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,050 1,104,207
Series S U I 2021A , RB , 5.00% , 09/01/28 . 25 26,291
Series S U I 2022C , RB , 5.00% , 09/01/28 . 210 220,841
4,296,614
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/28 ................. 60 61,960
Johnson County Unified School District
No. 229 Blue Valley, Series 2025B, GO,
5.00%, 10/01/28 ................. 30 31,733
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/28 ................. 35 37,022

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Kansas Development Finance Authority
Series 2022D , RB , 5.00% , 04/01/28 ..... USD 140 $ 146,129
Series 2019SRF , RB , 5.00% , 05/01/28 ... 20 20,983
Series 2020B , RB , 5.00% , 05/01/28 ..... 25 26,144
Series 2021P , RB , 5.00% , 05/01/28 ..... 20 20,987
Series 2023SRF , RB , 5.00% , 05/01/28 ... 30 31,432
Series 2025A , RB , 7.00% , 05/01/28 ..... 20 21,702
Series 2020R , RB , 5.00% , 11/01/28 ..... 200 211,285
Series 2020P , RB , 4.00% , 06/01/30 ..... 590 604,083
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 260 274,584
Sedgwick County Unified School District No. 265
Goddard
Series 2016A , GO , 5.00% , 10/01/28 ..... 35 36,912
Series 2016B , GO , 5.00% , 10/01/28 ..... 120 121,216
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 50,878
Seward County Unified School District No. 480
Liberal, Series 2017, GO, 4.00%, 09/01/28 . 130 132,186
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 485 500,839
Series 2018A , RB , 5.00% , 09/01/28 ..... 380 392,410
Series 2024A , RB , 5.00% , 09/01/28 ..... 285 301,119
3,023,604
Kentucky — 1.2%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 457,658
Kentucky Infrastructure Authority
Series 2018A , RB , 5.00% , 02/01/28 ..... 25 26,014
Series 2018A , RB , 5.00% , 02/01/30 ..... 680 708,108
Series 2018A , RB , 5.00% , 02/01/31 ..... 30 31,213
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 2,530 2,555,094
Kentucky State Property & Building Commission
RB , 5.00% , 02/01/28 ............... 120 124,804
RB , 5.00% , 04/01/28 ............... 85 86,857
Series A , RB , 5.00% , 04/01/28 ......... 500 521,985
Series B , RB , 5.00% , 04/01/28 ......... 30 31,319
RB , 5.00% , 05/01/28 ............... 75 78,536
Series A , RB , 5.00% , 05/01/28 ......... 275 287,966
Series A , RB , 5.00% , 10/01/28 ......... 170 179,573
Series 2024A , RB , 5.00% , 11/01/28 ..... 30 31,737
Series 2024B , RB , 5.00% , 11/01/28 ..... 455 481,352
Series 2024C , RB , 5.00% , 11/01/28 ..... 20 21,158
Series A , RB , 5.00% , 11/01/28 ......... 175 185,136
Series A , RB , 5.00% , 11/01/28 ......... 25 26,491
Series B , RB , 5.00% , 11/01/28 ( SAP ) .... 270 273,278
RB , 5.00% , 05/01/30 ............... 20 20,897
Kentucky Turnpike Authority
Series 2016A , RB , 4.00% , 07/01/28 ..... 25 25,050
Series 2016A , RB , 5.00% , 07/01/28 ..... 535 536,951
Series 2024A , RB , 5.00% , 07/01/28 ..... 150 157,744
Series B , RB , 5.00% , 07/01/28 ......... 45 46,265
Louisville & Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 415 422,656
Louisville & Jefferson County Metropolitan
Sewer District
Series 2020A , RB , 5.00% , 05/15/28 ..... 110 115,259
Series 2022A , RB , 5.00% , 05/15/28 ..... 20 20,956
Series 2020A , RB , 5.00% , 05/15/29 ..... 60 63,089
Louisville Water Co., Series 2022, RB,
5.00%, 11/15/28 ................. 25 26,526
Security
Par (000)
Par (000) Value
Kentucky (continued)
Scott County School District Finance Corp.,
Series 2016, RB, 4.00%, 02/01/28 (ST
INTERCEPT) ................... USD 100 $ 101,806
7,645,478
Louisiana — 1.0%
City of New Orleans, Series 2021A, GO,
5.00%, 12/01/28 ................. 65 67,264
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/28 ..... 30 31,280
New Orleans Aviation Board
Series 2018 , RB , 5.00% , 01/01/28 ...... 50 51,905
Series 2018B , RB , 5.00% , 10/01/28 ..... 20 20,977
Parish of St. John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(a)
........... 1,250 1,257,701
State of Louisiana
Series 2019A , GO , 5.00% , 03/01/28 ..... 20 20,891
Series 2020A , GO , 5.00% , 03/01/28 ..... 65 67,896
Series 2021A , GO , 5.00% , 03/01/28 ..... 320 334,259
Series 2017A , GO , 5.00% , 04/01/28 ..... 25 25,548
Series 2016B , GO , 5.00% , 08/01/28 ..... 170 170,951
Series 2016A , GO , 5.00% , 09/01/28 ..... 560 564,061
Series 2019A , RB , 5.00% , 09/01/28 ..... 340 358,271
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,230 1,296,099
Series 2023 , RB , 5.00% , 09/01/28 ...... 160 168,598
Series 2024E , GO , 5.00% , 09/01/28 ..... 35 36,962
Series 2017-B , GO , 5.00% , 10/01/28 .... 465 480,903
Series 2024C , GO , 5.00% , 12/01/28 ..... 500 530,873
Series 2019A , RB , 5.00% , 09/01/29 ..... 680 714,833
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/28 ..... 110 115,252
Series C , RB , 5.00% , 05/01/28 ......... 150 155,226
6,469,750
Maine — 0.7%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 198,973
Maine Governmental Facilities Authority
Series 2018A , RB , 5.00% , 10/01/28 ..... 60 63,305
Series 2020A , RB , 5.00% , 10/01/28 ..... 175 184,640
Series 2025A , RB , 5.00% , 10/01/28 ..... 115 121,335
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 100,740
Series 2020A , RB , 5.00% , 09/01/28 ..... 85 89,509
Series 2018A , RB , 5.00% , 11/01/28 ..... 240 254,253
Series 2018B , RB , 5.00% , 11/01/28 ..... 50 52,969
Series 2019A , RB , 5.00% , 11/01/28 ..... 65 68,860
Series 2020A , RB , 5.00% , 11/01/28 ..... 40 42,375
Series 2021A , RB , 5.00% , 11/01/28 ..... 35 37,079
Series 2023A , RB , 5.00% , 11/01/28 ..... 40 42,375
Series 2023B , RB , 5.00% , 11/01/28 ..... 120 127,126
Series 2024A , RB , 5.00% , 11/01/28 ..... 35 37,079
Series 2024B , RB , 5.00% , 11/01/28 ..... 145 153,611
Series C , RB , 5.00% , 11/01/28 ......... 305 316,027
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 265,493
Maine Turnpike Authority
Series 2018 , RB , 5.00% , 07/01/28 ...... 50 52,580
Series 2022 , RB , 5.00% , 07/01/28 ...... 205 215,579
Series 2018 , RB , 5.00% , 07/01/29 ...... 55 57,884
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 170 178,559
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 919,056
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 320,357
Series 2021B , GO , 5.00% , 06/01/28 ..... 170 178,559

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2022B , GO , 5.00% , 06/01/28 ..... USD 70 $ 73,524
4,151,847
Maryland — 2.8%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/28 ..... 60 60,748
Series 2019A , RB , 5.00% , 07/01/28 ..... 290 304,464
Series 2020A , GO , 4.00% , 10/15/28 ..... 100 103,206
Series 2021A , GO , 4.00% , 10/15/28 ..... 55 56,763
Series 2017A , GO , 5.00% , 10/15/28 ..... 50 51,708
Series 2019A , GO , 5.00% , 10/15/28 ..... 110 116,179
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 68,070
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 196,673
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 185,362
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 211,842
County of Baltimore
COP , 5.00% , 03/01/28 .............. 110 114,761
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 73,119
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 151,461
Series 79 , GO , 5.00% , 03/01/28 ........ 65 66,294
GO , 5.00% , 03/01/29 ............... 25 26,121
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 788,862
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 131,914
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 158,881
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 255 259,801
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 254,423
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 57,115
Series 2018A , GO , 5.00% , 02/15/28 ..... 25 25,962
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 316,865
Series 2017D , GO , 5.00% , 02/15/29 ..... 20 20,880
Series 2019A , GO , 5.00% , 08/15/29 ..... 220 232,214
Series 2019B , GO , 5.00% , 08/15/29 ..... 20 21,110
Series 2017E , GO , 5.00% , 02/15/30 ..... 20 20,865
Series 2018A , GO , 5.00% , 02/15/31 ..... 25 26,052
County of Montgomery
Series 2022A , RB , 5.00% , 04/01/28 ..... 100 104,627
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 609,798
Series 2017D , GO , 4.00% , 11/01/28 ..... 25 25,470
Series 2020B , GO , 4.00% , 11/01/28 ..... 315 326,673
Series 2018A , GO , 5.00% , 11/01/28 ..... 410 434,564
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 238,480
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 137,836
County of Prince George's
Series 2022 , RB , 5.00% , 07/01/28 ...... 65 68,172
Series 2017B , GO , 5.00% , 07/15/28 ..... 65 66,951
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 105,427
Series 2017A , GO , 3.00% , 09/15/28 ..... 325 325,386
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 312,159
COP , 5.00% , 10/01/28 .............. 45 47,532
COP , 5.00% , 10/01/29 .............. 55 58,132
Series 2020A , GO , 5.00% , 07/15/30 ..... 255 268,387
Series 2018A , GO , 5.00% , 07/15/31 ..... 395 415,130
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 261,973
Maryland Stadium Authority
Series 2018A , RB , 5.00% , 05/01/28 ( ST
INTERCEPT ) .................. 40 41,878
Series 2018A , RB , 5.00% , 05/01/29 ( ST
INTERCEPT ) .................. 50 52,249
Series 2018A , RB , 5.00% , 05/01/47 ( ST
INTERCEPT ) .................. 100 104,869
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland State Transportation Authority
Series 2017 , RB , 5.00% , 07/01/28 ...... USD 40 $ 41,116
Series 2021A , RB , 5.00% , 07/01/28 ..... 135 142,084
State of Maryland
Series 2022-2C , GO , 4.00% , 03/01/28 ... 45 46,228
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 261,278
Series 2017 , GO , 5.00% , 03/15/28 ...... 315 321,843
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 41,844
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,155,937
Series 2022D , GO , 4.00% , 08/01/28 ..... 75 77,517
Series 2017A , GO , 5.00% , 08/01/28 ..... 125 128,870
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 258,551
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 355 374,634
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,108,074
Series 2A , GO , 5.00% , 08/01/28 ....... 125 131,914
Series 2018A , GO , 5.00% , 03/15/29 ..... 475 496,829
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 289,717
Series 2018A , GO , 5.00% , 03/15/30 ..... 20 20,891
Series 2018 , GO , 5.00% , 08/01/30 ...... 420 442,170
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 280 288,668
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 201,943
Series 2019 , RB , 5.00% , 10/01/28 ...... 470 485,503
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 95,261
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 264,615
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 833,875
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 97,347
University System of Maryland
Series 2017A , RB , 5.00% , 04/01/28 ..... 130 132,911
Series 2019B , RB , 5.00% , 04/01/28 ..... 25 26,190
Series 2019C , RB , 5.00% , 04/01/28 ..... 70 73,333
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/28 ( GTD ) .. 20 20,029
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 546,108
Series 2017-2 , RB , 5.00% , 06/01/28 ( GTD ) 20 20,541
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 294,395
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 215,540
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 45 46,260
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 122,252
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. 380 398,947
17,610,623
Massachusetts — 1.1%
Commonwealth of Massachusetts
Series 2016A , GO , 5.00% , 07/01/28 ..... 30 30,109
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 479,279
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 337,075
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 105,336
Series B , GO , 5.25% , 08/01/28 ........ 440 466,728
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 153,302
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 116,298
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 313,042
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 270,596
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 100,503
Series 2018B , GO , 5.00% , 01/01/30 ..... 490 510,304
Series 2018B , GO , 5.00% , 01/01/31 ..... 25 25,985
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 46,360
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 110,760
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 159,803
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 1,380 1,314,923

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... USD 200 $ 200,901
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 105,969
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 506,646
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/28 ......... 205 214,129
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 162,314
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 171,053
Series B , RB , 5.00% , 08/01/28 ......... 25 25,808
Series B , RB , 5.25% , 08/01/28 ......... 135 143,503
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 167,544
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,057,916
7,296,186
Michigan — 1.3%
Chippewa Valley Schools, Series 2025, GO,
5.00%, 05/01/28 (Q-SBLF) .......... 95 99,441
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 83,642
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 240 252,276
Great Lakes Water Authority Water Supply
System
Series 2023B , RB , 5.00% , 07/01/28 ..... 125 131,394
Series C , RB , 5.00% , 07/01/28 ......... 35 35,132
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 158,456
Lansing Board of Water & Light, Series 2017A,
RB, 5.00%, 07/01/28 .............. 75 77,046
Lansing School District, Series 2019II, GO,
5.00%, 05/01/28 (Q-SBLF) .......... 50 52,337
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/28 ..... 600 627,289
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 554,999
Series 2018B , RB , 5.00% , 10/01/28 ..... 165 174,682
Series 2017MI , RB , 5.00% , 12/01/28 .... 250 256,249
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 554,741
Series 2018B , RB , 5.00% , 10/01/31 ..... 255 269,104
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 340 355,995
Series 2020I , RB , 5.00% , 04/15/28 ...... 530 554,933
Series 2016I , RB , 5.00% , 10/15/28 ...... 140 141,514
Series 2020I , RB , 5.00% , 10/15/28 ...... 415 439,318
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 435 450,311
Michigan State Housing Development Authority
Series 2023A , RB , 3.10% , 06/01/28 ..... 150 150,204
Series 2023B , RB , 3.80% , 06/01/28 ..... 195 198,197
Michigan State University
Series 2019B , RB , 5.00% , 02/15/28 ..... 470 490,340
Series 2020A , RB , 5.00% , 08/15/28 ..... 65 68,580
Series 2023A , RB , 5.00% , 08/15/28 ..... 50 52,754
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 219,508
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 500 530,490
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 148,537
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 196,281
Security
Par (000)
Par (000) Value
Michigan (continued)
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... USD 180 $ 180,348
Series 2019A , RB , 5.00% , 04/01/28 ..... 20 20,937
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 73,265
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 125,200
Wayne County Airport Authority
Series 2023C , RB , 5.00% , 12/01/28 ..... 80 84,711
Series 2025H , RB , 5.00% , 12/01/28 ..... 65 68,844
Series A , RB , 5.00% , 12/01/28 ......... 50 51,765
Series C , RB , 5.00% , 12/01/28 ......... 40 41,513
Series 2018A , RB , 5.00% , 12/01/30 ..... 40 42,337
8,012,670
Minnesota — 1.7%
City of Minneapolis
Series 2023A , RB , VRDN, 5.00% , 11/15/28
(a)
2,000 2,092,461
Series 2019 , GO , 3.00% , 12/01/28 ...... 75 75,006
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 369,882
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 116,538
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 106,257
Series 2019C , GO , 5.00% , 12/01/28 ..... 30 31,862
Series 2020B , GO , 5.00% , 12/01/28 ..... 320 340,023
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 106,257
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 323,750
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,048
Series 2018C , GO , 5.00% , 03/01/28 ..... 395 402,862
Series 2019B , GO , 5.00% , 03/01/28 ..... 20 20,943
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 403,146
Series 2023B , GO , 5.00% , 03/01/28 ..... 30 31,414
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 106,180
Series 2021C , GO , 5.00% , 12/01/28 ..... 820 870,674
Series 2019B , GO , 4.00% , 03/01/30 ..... 50 51,219
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2016C , RB , 5.00% , 01/01/28 ..... 25 25,372
Series 2019A , RB , 5.00% , 01/01/28 ..... 355 368,758
Series 2022A , RB , 5.00% , 01/01/28 ..... 55 57,132
Series 2023A , RB , 5.00% , 01/01/28 ..... 135 140,232
Series A , RB , 5.00% , 01/01/28 ......... 465 471,920
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 160,306
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/28 ..... 90 93,977
Series 2016B , GO , 3.00% , 08/01/28 ..... 60 60,033
Series 2018A , GO , 5.00% , 08/01/28 ..... 65 68,523
Series 2018B , GO , 5.00% , 08/01/28 ..... 80 84,336
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 437,495
Series 2020A , GO , 5.00% , 08/01/28 ..... 315 332,075
Series 2022A , GO , 5.00% , 08/01/28 ..... 20 21,084
Series 2022D , GO , 5.00% , 08/01/28 ..... 225 237,196
Series 2025A , GO , 5.00% , 08/01/28 ..... 35 36,897
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 316,834
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 565,021
Series 2017A , GO , 5.00% , 10/01/28 ..... 450 465,785
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 134,560
Series 2023 , COP , 5.00% , 11/01/28 ..... 100 105,819
Series 2018A , GO , 5.00% , 08/01/29 ..... 690 726,786
Series 2018A , GO , 5.00% , 08/01/30 ..... 120 126,222
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/28 ..... 55 57,534
Series 2021A , RB , 5.00% , 08/01/28 ..... 20 21,070
Series 2017A , RB , 5.00% , 09/01/28 ..... 30 30,956

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2017B , RB , 5.00% , 12/01/28 ..... USD 120 $ 124,512
10,783,957
Mississippi — 0.4%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,330 1,375,583
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 456,427
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/28 ..... 25 26,240
Series 2019A , RB , 5.00% , 10/15/29 ..... 20 20,975
Series 2019A , RB , 5.00% , 10/15/30 ..... 350 366,581
2,245,806
Missouri — 1.3%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 84,938
City of Kansas Sanitary Sewer System
Series 2018A , RB , 5.00% , 01/01/29 ..... 215 223,444
Series 2018A , RB , 5.00% , 01/01/30 ..... 530 549,532
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A , RB , 5.00% , 06/01/28 ..... 550 573,338
Series 2022A , RB , 5.00% , 06/01/28 ..... 745 777,228
Series 2019A , RB , 5.00% , 11/15/28 ..... 670 704,083
Series 2025B , RB , 5.00% , 11/15/28 ..... 250 262,718
Series 2018A , RB , 5.00% , 06/01/29 ..... 590 620,262
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/28 ......... 260 266,233
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 215,157
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... 580 600,842
Series 2023 , RB , 5.00% , 01/01/28 ...... 720 745,872
Series 2024 , RB , 5.00% , 01/01/28 ...... 340 351,880
Series 2025 , RB , 5.00% , 12/01/28 ...... 155 163,888
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,965 2,020,506
Park Hill School District of Platte County, Series
2020, GO, 5.00%, 03/01/28 .......... 20 20,884
8,180,805
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 115,814
Nebraska — 1.2%
City of Omaha
Series 2022B , 4.00% , 02/15/28 ........ 25 25,550
Series 2020A , RB , 4.00% , 04/01/28 ..... 50 51,204
Series 2021 , GO , 5.00% , 04/15/28 ...... 115 120,477
Series 2022 , GO , 5.00% , 04/15/28 ...... 50 52,381
Series 2023 , GO , 5.00% , 04/15/28 ...... 25 26,191
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 155,739
Series B , RB , 5.00% , 01/01/28 ......... 60 60,893
Series C , RB , 5.00% , 01/01/28 ......... 210 210,139
Series 2023A , RB , 5.00% , 07/01/28 ..... 970 1,008,184
Series 2026B , RB , 5.00% , 07/01/28
(c)
.... 500 518,895
Series 2019A , RB , 5.00% , 01/01/29 ..... 25 25,971
Series 2019A , RB , 5.00% , 01/01/30 ..... 75 77,839
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 225 230,770
Series 2018A , RB , 5.00% , 02/01/28 ..... 1,075 1,120,859
Series 2022B , RB , 5.00% , 02/01/28 ..... 180 187,679
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2023A , RB , 5.00% , 02/01/28 ..... USD 125 $ 130,332
Series 2024A , RB , 5.00% , 02/01/28 ..... 90 93,839
Series 2024B , RB , 5.00% , 02/01/28 ..... 40 41,706
Series 2018A , RB , 5.00% , 02/01/29 ..... 520 541,508
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/28 ................. 500 520,630
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 195 202,493
University of Nebraska Facilities Corp. (The)
Series 2017A , RB , 4.00% , 07/15/28 ..... 160 162,633
Series 2018 , RB , 5.00% , 07/15/28 ...... 280 294,763
Series 2018 , RB , 5.00% , 07/15/29 ...... 245 257,093
Series 2018 , RB , 5.00% , 07/15/30 ...... 770 807,040
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 700 697,630
7,622,438
Nevada — 2.2%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 175 179,345
Series 2017C , GO , 5.00% , 06/15/28 ..... 170 176,157
Series 2018A , GO , 5.00% , 06/15/28 ..... 20 20,949
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 75 78,636
Series 2019B , GO , 5.00% , 06/15/28 ..... 245 256,879
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 524,242
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 190 199,212
Series 2021A , GO , 5.00% , 06/15/28 ..... 300 314,228
Series 2021B , GO , 5.00% , 06/15/28 ..... 50 52,371
Series 2022A , GO , 5.00% , 06/15/28 ..... 200 209,485
Series 2024B , GO , 5.00% , 06/15/28 ..... 295 308,991
Series 2024C , GO , 5.00% , 06/15/28 ..... 50 52,371
Series 2025B , GO , 5.00% , 06/15/28 ..... 165 172,825
Clark County Water Reclamation District, Series
2023, GO, 6.00%, 07/01/28 .......... 55 59,026
County of Clark
Series 2017 , GO , 5.00% , 06/01/28 ...... 180 184,801
Series 2018A , GO , 5.00% , 06/01/28 ..... 55 57,758
Series 2019 , GO , 5.00% , 06/01/28 ...... 260 273,063
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 236,282
Series 2016 , RB , 5.00% , 07/01/28 ...... 55 57,862
Series 2016B , RB , 5.00% , 07/01/28 ..... 720 757,467
Series 2017 , RB , 5.00% , 07/01/28 ...... 135 138,655
Series 2017C , GO , 5.00% , 07/01/28 ..... 130 133,735
Series 2021 , RB , 5.00% , 07/01/28 ...... 80 84,163
Series 2017 , GO , 2.38% , 11/01/28 ...... 1,000 981,041
Series 2016B , GO , 5.00% , 11/01/28 ..... 700 708,705
Series 2025 , GO , 5.00% , 11/01/28 ...... 40 42,385
Series 2018B , GO , 5.00% , 12/01/28 ..... 55 58,382
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 122,071
Series 2018A , GO , 5.00% , 06/01/29 ..... 345 362,472
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 286,189
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 565 594,022
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,885 1,981,826
County of Washoe
Series 2018 , RB , 5.00% , 02/01/28 ...... 355 369,505
Series 2021 , GO , 5.00% , 07/01/28 ...... 20 21,019
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/28 ..... 90 91,614
Series 2019A , GO , 5.00% , 06/01/28 ..... 70 73,583
Series 2020D , GO , 5.00% , 06/01/28 ..... 50 52,559
Series 2021A , GO , 5.00% , 06/01/28 ..... 20 21,024
Series 2021C , GO , 5.00% , 06/01/28 ..... 435 457,265

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Nevada System of Higher Education
Series 2022 , RB , 5.00% , 07/01/28 ...... USD 60 $ 63,111
Series 2023 , RB , 5.00% , 07/01/28 ...... 400 420,737
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 62,799
Series 2019A , GO , 5.00% , 05/01/28 ..... 495 519,525
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 246,643
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 107,151
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... 190 190,390
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 189,171
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 210,073
Series 2018 , RB , 5.00% , 12/01/30 ...... 340 356,869
Washoe County School District
Series 2017D , GO , 5.00% , 06/01/28 ..... 130 133,281
Series 2019A , GO , 5.00% , 06/01/28 ( BAM ) 20 21,007
Series 2021 , GO , 5.00% , 06/01/28 ...... 135 141,657
Series 2023A , GO , 5.00% , 06/01/28 ..... 105 110,177
Series 2024B , GO , 5.00% , 06/01/28 ..... 45 47,219
Series 2017C , GO , 5.00% , 10/01/28 ..... 40 41,342
Series 2018 , GO , 5.00% , 10/01/30 ( BAM ) . 75 79,041
13,692,358
New Hampshire — 0.3%
City of Manchester
Series 2018A , GO , 5.00% , 05/01/28 ..... 50 52,367
Series 2004 , RB , 5.50% , 06/01/28 ( NPFGC ) 30 31,763
Series 2020A , GO , 4.00% , 06/15/28 ..... 35 35,877
New Hampshire Municipal Bond Bank
Series 2016E , RB , 4.00% , 08/15/28 ..... 125 125,413
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 55 56,709
Series 2018B , RB , 5.00% , 08/15/28 ..... 175 180,438
Series 2020B , RB , 5.00% , 08/15/28 ..... 755 796,217
Series 2023B , RB , 5.00% , 08/15/28 ..... 30 31,638
New Hampshire State Turnpike System
Series 2022 , RB , 5.00% , 08/01/28 ...... 155 163,325
Series 2019 , RB , 5.00% , 11/01/28 ...... 150 158,908
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/28 ................. 265 281,568
1,914,223
New Jersey — 2.7%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 102,985
County of Union, Series 2017, GO,
4.00%, 03/01/28 ................. 20 20,399
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 394,367
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 3,440 3,575,682
Series 2017B , RB , 5.00% , 06/15/28 ..... 20 20,953
Series 2017DDD , RB , 5.00% , 06/15/28 ... 450 462,184
Series 2018C , RB , 5.00% , 06/15/28 ..... 100 103,891
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,410 1,477,156
Series 2019LLL , RB , 5.00% , 06/15/28 .... 155 162,382
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 315 330,003
Series 2016A , RB , 5.00% , 07/15/28 ..... 25 25,110
Series 2022A , RB , 5.00% , 11/01/28 ..... 785 828,655
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 130 123,373
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 940 942,546
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,170 1,173,155
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,245 1,305,350
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022AA , RB , 5.00% , 06/15/28 .... USD 40 $ 41,939
Series 2023AA , RB , 5.00% , 06/15/28 .... 510 534,813
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/28 ..... 115 116,788
Series 2017B , RB , 5.00% , 01/01/28 ..... 245 254,618
Series 2022C , RB , 5.00% , 01/01/28 ..... 20 20,785
Series 2025B , RB , 5.00% , 01/01/28 ..... 410 426,095
Series 2005A , RB , 5.25% , 01/01/28 ..... 205 214,564
Series 2017B , RB , 5.00% , 01/01/29 ..... 20 20,806
Series 2017E , RB , 5.00% , 01/01/29 ..... 770 801,013
Series 2017B , RB , 5.00% , 01/01/30 ..... 100 103,871
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 202,223
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 403,674
State of New Jersey
GO , 5.00% , 06/01/28 ............... 265 272,074
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,375 2,496,064
16,957,518
New Mexico — 1.1%
New Mexico Finance Authority
RB , 5.00% , 06/01/28 ............... 180 184,801
Series 2017A , RB , 5.00% , 06/01/28 ..... 30 30,799
Series 2022C , RB , 5.00% , 06/01/28 ..... 95 99,744
Series 2018A , RB , 5.00% , 06/01/28 ..... 85 89,244
Series 2022B , RB , 5.00% , 06/01/28 ..... 45 47,247
Series 2022A , RB , 5.00% , 06/01/28 ..... 25 26,248
Series 2018D , RB , 5.00% , 06/01/28 ..... 90 94,494
Series 2020B , RB , 5.00% , 06/01/28 ..... 120 125,992
Series 2023B , RB , 5.00% , 06/01/28 ..... 120 125,992
Series 2019D , RB , 5.00% , 06/01/28 ..... 115 120,742
Series 2021B , RB , 5.00% , 06/15/28 ..... 60 63,049
Series 2021A , RB , 5.00% , 06/15/28 ..... 810 851,158
Series 2020C-1 , RB , 5.00% , 06/15/28 .... 95 99,827
Series 2024A , RB , 5.00% , 06/15/28 ..... 20 21,016
Series 2018E , RB , 5.00% , 06/15/28 ..... 260 273,211
Series 2018A , RB , 5.00% , 06/15/28 ..... 100 105,081
Series 2017D , RB , 5.00% , 06/15/28 ..... 100 102,763
Series 2018D , RB , 5.00% , 06/01/29 ..... 180 188,704
Series 2018A , RB , 5.00% , 06/15/29 ..... 205 215,115
Series 2019A , RB , 5.00% , 06/15/29 ..... 50 52,459
Series 2018E , RB , 5.00% , 06/15/29 ..... 40 41,967
Series 2018D , RB , 5.00% , 06/01/30 ..... 185 193,794
Series 2018A , RB , 5.00% , 06/15/30 ..... 60 62,774
New Mexico Municipal Energy Acquisition
Authority, Series 2025, RB, 5.00%, 05/01/28 10 10,320
Santa Fe Public School District, Series 2022,
GO, 5.00%, 08/01/28 (SAW) ......... 45 47,235
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/28 ...... 20 20,864
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 538,421
Series 2025 , GO , 5.00% , 03/01/28 ...... 110 114,755
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 289,956
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 675 709,103
Series 2020A , RB , 5.00% , 07/01/28 ..... 95 99,800
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,410 1,481,238
Series 2022A , RB , 5.00% , 07/01/28 ..... 115 120,810
Series 2022B , RB , 5.00% , 07/01/28 ..... 500 525,262
7,173,985

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 7.8%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/28 (BAM) . USD 100 $ 105,464
City of New York
Series 2026G , GO , 5.00% , 02/01/28 ..... 70 72,911
Series 2021F, Sub-Series F-1 , GO ,
3.00% , 03/01/28 ................ 30 30,241
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 104,004
Series 2018A , GO , 5.00% , 08/01/28 ..... 460 472,833
Series 2018C , GO , 5.00% , 08/01/28 ..... 1,210 1,258,445
Series 2019E , GO , 5.00% , 08/01/28 ..... 450 472,978
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 1,105 1,161,424
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 305 320,574
Series D , GO , 5.00% , 08/01/28 ........ 210 210,130
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 270 277,532
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,080 1,135,147
Series 2022C , GO , 5.00% , 08/01/28 ..... 55 57,808
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 730 767,276
Series 2023C , GO , 5.00% , 08/01/28 ..... 200 210,212
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 195 204,957
Series 2024A , GO , 5.00% , 08/01/28 ..... 40 42,042
Series C , GO , 5.00% , 08/01/28 ........ 955 968,809
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 390 409,914
Series E , GO , 5.00% , 08/01/28 ........ 345 346,840
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 75 78,964
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 295,302
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 353,308
Series 2018F-1 , GO , 5.00% , 04/01/29 .... 25 26,090
Series 2018C , GO , 5.00% , 08/01/29 ..... 350 363,708
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 228,616
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 170 176,658
Series 2018F-1 , GO , 5.00% , 04/01/30 .... 20 20,849
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 290,674
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 103,673
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 259,182
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/28 ................. 500 520,717
Empire State Development Corp.
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 109,762
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 240,430
Erie County Fiscal Stability Authority, Series
2017D, RB, 5.00%, 09/01/28 ......... 25 25,810
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/28 ..... 60 61,092
Series 2022-A , RB , 5.00% , 02/15/28 ..... 120 125,494
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 179,968
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 156,243
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 216,032
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 895 948,421
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,190 1,242,808
Series 2018B , RB , 5.00% , 11/15/28 ..... 580 614,619
Series 2020E , RB , 5.00% , 11/15/28 ..... 3,015 3,194,959
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 476,860
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 464,691
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 150 156,306
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 530,858
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 142,296
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 316,213
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 137,025
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ USD 1,050 $ 1,065,509
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 101,477
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 384,725
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 215,522
New York City Transitional Finance Authority
Building Aid
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/28 ( SAW ) ........... 100 100,840
Series 2019S-2A , RB , 5.00% , 07/15/28
( SAW ) ....................... 30 31,642
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 120 123,485
Series S-2 , RB , 5.00% , 07/15/28 ( SAW ) .. 25 25,726
Series 2018S-4A , RB , 5.00% , 07/15/29
( SAW ) ....................... 60 63,165
Series 2019S-2A , RB , 5.00% , 07/15/29
( SAW ) ....................... 50 52,637
Series 2019S-3A , RB , 5.00% , 07/15/29
( SAW ) ....................... 100 105,275
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 226,117
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 650 683,609
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 210,025
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 225,777
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,310 2,425,787
New York City Transitional Finance Authority
Future Tax Secured
Series 2021, Sub-Series E-1 , RB ,
3.00% , 02/01/28 ................ 70 70,449
Series 2022C, Sub-Series C-1 , RB ,
5.00% , 02/01/28 ................ 190 198,006
Series 2017F-1 , RB , 5.00% , 05/01/28 .... 40 40,959
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 282,676
Series B-1 , RB , 5.00% , 08/01/28 ....... 20 21,053
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/28 ................ 115 121,053
Series 2021B, Sub-Series B-1 , RB ,
5.00% , 08/01/28 ................ 65 68,421
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 150 154,459
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 155 164,020
Series 2021A , RB , 5.00% , 11/01/28 ..... 985 1,042,318
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 55 58,200
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 625 661,369
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 230 243,384
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 158,729
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 1,490 1,576,704
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 290 306,875
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 320 331,305
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 280 296,293
Series C , RB , 5.00% , 11/01/28 ......... 90 92,133
Series 2019A-1 , RB , 5.00% , 08/01/29 .... 25 26,256
Series B-1 , RB , 5.00% , 08/01/29 ....... 180 189,043
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 296,794
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 52,299
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 839,838
Series 2016A , RB , 5.00% , 03/15/28 ..... 140 141,227
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 501,767

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A , RB , 5.00% , 03/15/28 ..... USD 325 $ 339,562
Series 2018D , RB , 5.00% , 04/01/28 ( SAW ) 50 50,095
Series 2025A , RB , 5.00% , 05/01/28 ..... 25 26,139
Series 1 , RB , 0.00% , 07/01/28 ( NPFGC )
(b)
. 25 23,481
Series 2016A , RB , 5.00% , 07/01/28 ..... 340 341,051
Series 2017 , RB , 5.00% , 07/01/28 ...... 115 118,097
Series 2017A , RB , 5.00% , 07/01/28 ..... 125 128,353
Series 2025B , RB , 5.00% , 07/01/28 ..... 500 526,691
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 173,736
Series 2024A , RB , 5.00% , 07/01/28 ..... 50 52,621
Series 2019A , RB , 5.00% , 07/01/28 ..... 265 278,945
Series 2025A , RB , 5.00% , 10/01/28 ..... 95 100,673
Series 2019A , RB , 5.00% , 10/01/28 ( SAW ) 60 61,976
Series G , RB , 5.00% , 10/01/28 ( SAW ) .... 25 25,247
Series A , RB , 5.00% , 10/01/28 ......... 30 31,069
Series 2018C , RB , 5.00% , 10/01/28 ( SAW ) 25 25,256
Series 2018A , RB , 5.00% , 10/01/28 ( SAW ) 135 136,341
Series 20181 , RB , 5.00% , 01/15/29 ( SAW ) 60 62,191
Series 2018A , RB , 5.00% , 03/15/29 ..... 245 259,553
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 261,780
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 178,971
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 840,690
Series 2018A , RB , 5.00% , 03/15/30 ..... 510 533,272
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 218,974
Series 2018A , RB , 5.00% , 03/15/31 ..... 680 711,013
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 733,293
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 296,806
New York State Environmental Facilities Corp.
Series 2016B , RB , 5.00% , 02/15/28 ..... 45 45,310
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 180,503
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 313,323
Series 2017E , RB , 5.00% , 06/15/28 ..... 25 25,682
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 52,723
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 89,630
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 131,400
New York State Housing Finance Agency
Series 2023E-2 , RB , VRDN, 3.88% , 05/01/28
( SONYMA )
(a)
................... 120 120,057
Series 2020H , RB , 1.50% , 11/01/28 ..... 430 405,594
New York State Thruway Authority
Series P , RB , 5.00% , 01/01/28 ......... 250 260,189
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 224,750
Series L , RB , 5.00% , 01/01/30 ......... 265 274,968
Series L , RB , 5.00% , 01/01/31 ......... 160 165,853
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 205 212,781
Series 230 , RB , 4.00% , 12/01/28 ....... 500 520,765
Series 211 , RB , 5.00% , 09/01/29 ....... 185 195,229
Series 209 , RB , 5.00% , 07/15/30 ....... 260 273,215
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 389,122
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 525,840
Series 2012B , RB , 0.00% , 11/15/28
(b)
.... 785 731,082
Series 2016A , RB , 5.00% , 11/15/28 ..... 120 120,196
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 324,319
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 212,668
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 824,090
Series 2023B , RB , 5.00% , 11/15/28 ..... 655 692,530
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 398,753
Series B , RB , 5.00% , 11/15/28 ......... 250 265,836
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 58,524
Security
Par (000)
Par (000) Value
New York (continued)
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... USD 275 $ 275,713
49,510,638
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2022A, RB, 5.00%, 01/15/28 ..... 620 644,074
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 399,616
Series 2019B , COP , 5.00% , 06/01/28 .... 25 26,249
Series 2021A , RB , 5.00% , 07/01/28 ..... 785 825,153
Series 2022A , RB , 5.00% , 07/01/28 ..... 100 105,115
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 350,896
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/28 ...... 20 21,072
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 416,163
Series 2018 , RB , 3.00% , 07/01/30 ...... 2,000 1,991,194
City of Durham, Series 2018, RB,
5.00%, 04/01/28 ................. 20 20,944
City of Fayetteville, Series 2018, RB,
5.00%, 03/01/28 ................. 75 78,356
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 450,266
County of Forsyth
Series 2017B , GO , 5.00% , 03/01/28 ..... 20 20,398
Series 2019B , GO , 5.00% , 03/01/28 ..... 25 26,128
Series 2020 , GO , 3.00% , 04/01/28 ...... 150 150,662
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,010
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 122,997
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 280 292,631
Series 2017A , GO , 5.00% , 04/01/28 ..... 175 178,838
Series 2018 , GO , 5.00% , 03/01/29 ...... 20 20,901
County of New Hanover, Series 2021A, GO,
4.00%, 08/01/28 ................. 20 20,653
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 119,825
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 490,685
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 15,691
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 183,063
Series 2023A , RB , 5.00% , 04/01/28 ..... 220 230,136
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 167,405
Durham Capital Financing Corp., Series 2018,
RB, 5.00%, 10/01/30 ............... 45 47,567
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 185 192,827
North Carolina Municipal Power Agency No. 1
Series 2019A , RB , 5.00% , 01/01/28 ..... 45 46,729
Series A , RB , 5.00% , 01/01/28 ......... 80 80,471
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 132,250
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 375 380,331
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 540 563,568
Series 2021 , RB , 5.00% , 03/01/28 ...... 235 245,256
Series 2017B , RB , 5.00% , 05/01/28 ..... 545 558,284
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 162,463
Series 2020B , RB , 5.00% , 05/01/28 ..... 390 408,777
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 52,407
Series 2025B , RB , 5.00% , 05/01/28 ..... 55 57,648
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 289,196
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 215,582
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,156,783

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Town of Cary, Series 2017B, RB,
5.00%, 12/01/28 ................. USD 60 $ 62,347
12,026,607
North Dakota — 0.3%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 580 614,318
North Dakota Public Finance Authority
Series 2018A , RB , 5.00% , 10/01/28 ..... 35 37,046
Series 2018A , RB , 5.00% , 10/01/30 ..... 110 116,340
Series 2018A , RB , 5.00% , 10/01/31 ..... 270 285,200
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... 700 647,899
1,700,803
Ohio — 2.8%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/28 ..... 160 166,040
Series 2020A , RB , 5.00% , 02/15/28 ..... 425 441,044
Series 2021A , RB , 5.00% , 02/15/28 ..... 80 83,020
Series 2023A , RB , 5.00% , 02/15/28 ..... 160 166,040
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/28 (NPFGC) ........... 125 133,165
City of Cleveland
Series 2017B-1 , RB , 5.00% , 10/01/28 .... 190 198,659
Series 2017B-2 , RB , 5.00% , 10/01/28 .... 65 67,962
Series 2021A , GO , 2.00% , 12/01/28 ..... 20 19,404
Series 2023A , GO , 5.00% , 12/01/28 ..... 80 84,647
Series 2017B-1 , RB , 5.00% , 10/01/29 .... 25 26,130
Series 2018A , RB , 5.00% , 10/01/29 ..... 45 47,034
Series 2017B-1 , RB , 5.00% , 10/01/30 .... 55 57,359
Series 2017B-2 , RB , 5.00% , 10/01/30 .... 50 52,145
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 355 361,544
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 30 30,553
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 475 490,669
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 104,722
Series 2019A , GO , 5.00% , 04/01/28 ..... 260 272,278
Series 2022A , GO , 5.00% , 04/01/28 ..... 45 47,125
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 227,413
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 522,195
Cleveland Department of Public Utilities
Division of Water, Series 2024HH, RB,
5.00%, 01/01/28 ................. 20 20,755
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/28 ..... 40 40,922
Series 2019A , GO , 4.00% , 12/01/28 ..... 80 82,195
Series 2020A , GO , 4.00% , 12/01/28 ..... 70 72,401
COP , 5.00% , 12/01/28 .............. 20 21,044
Series 2019A , GO , 4.00% , 12/01/29 ..... 140 143,706
Series 2019A , GO , 3.00% , 12/01/31 ..... 500 498,510
County of Franklin
Series 2016C , RB , 5.00% , 11/01/28 ..... 70 71,592
Series 2017A , RB , 5.00% , 11/01/28 ..... 30 31,017
Series 2025A , RB , 5.00% , 11/01/28 ..... 100 105,612
Series 2018 , RB , 4.00% , 06/01/31 ...... 145 148,930
Miami University
Series 2020A , RB , 5.00% , 09/01/28 ..... 30 31,585
Series 2024A , RB , 5.00% , 09/01/28 ..... 45 47,377
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 530,731
Ohio State University (The)
Series 2010D , RB , 5.00% , 12/01/28 ..... 65 68,965
Series 2020A , RB , 5.00% , 12/01/28 ..... 20 21,220
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2021A , RB , 5.00% , 12/01/28 ..... USD 20 $ 21,220
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 920 937,322
Series 2018A , RB , 5.00% , 02/15/28 ..... 210 218,863
Series 2018A , RB , 5.00% , 02/15/29 ..... 90 93,710
Series 2018A , RB , 5.00% , 02/15/30 ..... 470 488,869
Series 2018A , RB , 5.00% , 02/15/31 ..... 410 425,660
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 1,085 1,132,645
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 173,198
Series 2019A , RB , 5.00% , 06/01/28 ..... 890 934,218
Series 2016 , RB , 5.00% , 12/01/28 ...... 235 238,151
Series 2019 , RB , 5.00% , 12/01/28 ...... 195 206,879
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,087,443
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/28 ..... 335 343,811
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 136,459
Series 2023A , RB , 5.00% , 06/01/28 ..... 230 241,427
Series 2023C , RB , 5.00% , 06/01/28 ..... 20 20,994
Series 2017A , RB , 5.00% , 12/01/28 ..... 115 118,012
State of Ohio
Series 2020A , RB , 4.00% , 01/15/28 ..... 35 35,533
Series 2025A , RB , 5.00% , 01/15/28 ..... 200 206,513
Series 2020A , RB , 5.00% , 02/01/28 ..... 220 229,077
Series 2021A , RB , 5.00% , 02/01/28 ..... 55 57,269
Series 2020C , GO , 5.00% , 03/01/28 ..... 380 397,281
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 99,415
Series X , GO , 4.00% , 04/01/28 ........ 25 25,725
Series 2021A , RB , 5.00% , 04/01/28 ..... 110 114,984
Series 2019A , RB , 5.00% , 04/01/28 ..... 225 235,194
Series 2017A , RB , 5.00% , 04/01/28 ..... 100 102,258
Series 2018A , RB , 5.00% , 04/01/28 ..... 40 41,812
Series V , GO , 5.00% , 05/01/28 ........ 50 52,487
Series U , GO , 5.00% , 05/01/28 ........ 65 68,234
Series S , GO , 5.00% , 05/01/28 ........ 400 400,000
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 146,964
Series W , GO , 5.00% , 05/01/28 ........ 30 31,492
Series 2021A , GO , 5.00% , 05/01/28 ..... 425 446,142
Series 2021A , GO , 5.00% , 06/15/28 ..... 20 21,037
Series 2017C , GO , 5.00% , 08/01/28 ..... 210 221,509
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 190,210
Series 2022C , GO , 5.00% , 09/01/28 ..... 180 190,210
Series 2017B , GO , 5.00% , 09/01/28 ..... 425 449,106
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 449,489
Series 2021A , RB , 5.00% , 10/01/28 ..... 65 68,750
Series 2017A , RB , 5.00% , 10/01/28 ..... 190 196,398
Series 2020A , RB , 5.00% , 10/01/28 ..... 100 105,769
Series 2017B , RB , 5.00% , 10/01/28 ..... 30 31,010
Series 2019B , RB , 5.00% , 10/01/28 ..... 215 227,403
RB , 5.00% , 10/01/28 ............... 60 62,019
Series T , GO , 5.00% , 11/01/28 ......... 140 143,357
Series 2022A , RB , 5.00% , 12/01/28 ..... 30 31,843
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 167,261
Series 2018A , RB , 5.00% , 12/01/28 ..... 60 63,686
Series 2020A , RB , 5.00% , 12/01/28 ..... 55 58,379
Series 2018A , RB , 5.00% , 04/01/29 ..... 90 94,119
Series 2018A , RB , 5.00% , 04/01/30 ..... 45 47,042
State of Ohio Department of Administrative
Services, COP, 5.00%, 09/01/28 ....... 80 84,463
University of Cincinnati
Series 2017B , RB , 5.00% , 06/01/28 ..... 75 76,922
Series 2019A , RB , 5.00% , 06/01/28 ..... 55 57,645

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Upper Arlington City School District, Series B,
GO, 5.00%, 12/01/28 .............. USD 25 $ 26,510
18,109,108
Oklahoma — 0.9%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 718,348
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 165 167,071
Oklahoma Capitol Improvement Authority
Series 2018C , RB , 5.00% , 01/01/28 ..... 25 25,677
Series 2016 , RB , 5.00% , 07/01/28 ...... 20 20,073
Series 2018D , RB , 5.00% , 07/01/28 ..... 100 105,184
Series 2020B , RB , 5.00% , 07/01/28 ..... 105 110,444
Series 2024A , RB , 5.00% , 07/01/28 ..... 450 473,329
Series 2024B , RB , 5.00% , 07/01/28 ..... 75 78,888
Series 2018D , RB , 5.00% , 07/01/29 ..... 40 42,038
Oklahoma City Water Utilities Trust, Series 2024,
RB, 5.00%, 07/01/28 .............. 75 78,872
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 445 469,442
Oklahoma Municipal Power Authority
Series 2019A , RB , 5.00% , 01/01/28 ..... 50 51,780
Series 2021A , RB , 5.00% , 01/01/28 ..... 70 72,550
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/28 ................. 440 463,451
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 1,715 1,781,467
Series 2017E , RB , 5.00% , 01/01/28 ..... 25 25,380
Series 2020A , RB , 5.00% , 01/01/28 ..... 190 197,364
Oklahoma Water Resources Board
Series 2020 , RB , 5.00% , 04/01/28 ...... 25 26,171
Series 2020A , RB , 5.00% , 04/01/28 ..... 100 104,607
Series 2021 , RB , 5.00% , 04/01/28 ( OK
CERF ) ....................... 180 188,431
Series 2023 , RB , 5.00% , 04/01/28 ...... 30 31,405
Series 2024 , RB , 5.00% , 04/01/28 ...... 100 104,684
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/28 .............. 200 200,741
5,537,397
Oregon — 1.7%
City of Portland
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 105,139
Series 2018B , GO , 5.00% , 06/15/29 ..... 255 268,353
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 140 146,205
Series 2020A , RB , 5.00% , 03/01/28 ..... 25 26,108
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 310,615
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 820,253
Clackamas County School District No. 12
North Clackamas, Series 2018, GO,
5.00%, 06/15/29 (GTD) ............. 20 21,008
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 105,139
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 373,566
Deschutes & Jefferson Counties School
District No. 2J Redmond, Series 2008B, GO,
0.00%, 06/15/28 (GTD)
(b)
............ 800 750,186
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 65 66,700
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1J
Portland
Series 2017B , GO , 3.00% , 06/15/28 ( GTD ) USD 1,000 $ 1,001,259
Series 2020 , GO , 5.00% , 06/15/28 ( GTD ) . 225 236,672
Multnomah County School District No. 7
Reynolds, Series 2025, GO, 5.00%, 06/15/28
(GTD) ....................... 20 20,961
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(b)
.... 245 230,949
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 215 224,802
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 90,105
Oregon State Lottery, Series C, RB,
5.00%, 04/01/28 ................. 345 352,884
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 165,497
Series 2023 , GO , 5.00% , 06/15/28 ...... 300 315,371
Salem-Keizer School District No. 24J
Series 2009B , GO , 0.00% , 06/15/28 ( GTD )
(b)
90 84,590
Series 2020 , GO , 0.00% , 06/15/28
(b)
..... 670 626,707
Series 2018 , GO , 5.00% , 06/15/30 ( GTD ) . 20 21,009
State of Oregon
Series 2017A , GO , 5.00% , 05/01/28 ..... 45 46,110
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 89,194
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 162,649
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 104,935
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 146,908
Series F , GO , 5.00% , 05/01/28 ......... 180 180,252
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 473,126
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 99,882
Series C , GO , 5.00% , 06/01/28 ........ 25 25,656
Series J , GO , 4.00% , 08/01/28 ......... 120 122,146
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 168,846
Series 2023G , GO , 5.00% , 08/01/28 ..... 20 21,106
Series I , GO , 5.00% , 08/01/28 ......... 70 72,112
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 524,616
Series B , RB , 5.00% , 11/15/28 ......... 350 358,981
Tri-County Metropolitan Transportation District
of Oregon
Series 2017A , RB , 5.00% , 09/01/28 ..... 80 80,661
Series 2018A , RB , 5.00% , 09/01/28 ..... 260 268,649
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,390 1,447,318
10,757,225
Pennsylvania — 3.4%
Allegheny County Hospital Development
Authority
Series 2019A , RB , 5.00% , 07/15/28 ..... 820 857,243
Series 2021B , RB , 5.00% , 10/15/28 ..... 1,000 1,050,277
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 135 141,567
Series 2020A , RB , 5.00% , 06/01/28 ..... 25 26,216
Series 2022 , RB , 5.00% , 06/01/28 ...... 20 20,973
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/28 ..... 20 20,794
Series 2021A , GO , 5.00% , 05/01/28 ..... 125 130,694
Series 2017A , RB , 5.00% , 07/01/28 ..... 60 61,687
Series 2020A , RB , 5.00% , 07/01/28 ..... 55 57,766
Series 2025C , GO , 5.00% , 08/01/28 ..... 500 525,935
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/28 ..... 580 611,277
Series 2017B , RB , 5.00% , 11/01/28 ..... 195 201,971

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... USD 2,745 $ 2,788,414
Series 2016 , GO , 5.00% , 01/15/28 ...... 1,385 1,408,193
Series 2020 , GO , 5.00% , 05/01/28 ...... 535 560,865
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 45 47,206
Series 2018A , COP , 5.00% , 07/01/28 .... 25 25,969
Series 2019 , GO , 5.00% , 07/15/28 ...... 925 974,524
Series 2024-1 , GO , 5.00% , 08/15/28 ..... 130 137,180
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 115 121,469
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,300 1,311,170
Series 2022 , GO , 5.00% , 10/01/28 ...... 215 227,506
County of Allegheny
Series C-81 , GO , 5.00% , 12/01/28 ...... 25 26,484
Series C-77 , GO , 5.00% , 11/01/30 ...... 30 31,680
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 105,260
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 380,687
Delaware River Joint Toll Bridge Commission
Series 2019A , RB , 5.00% , 07/01/28 ..... 115 120,731
Series 2019B , RB , 5.00% , 07/01/28 ..... 20 20,992
Delaware River Port Authority, Series 2018A,
RB, 5.00%, 01/01/28 .............. 40 41,624
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/28 (BAM) ............ 25 26,433
Lower Merion School District
Series 2021 , GO , 5.00% , 11/15/28 ( SAW ) . 20 21,229
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 82,637
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 768,723
Northampton County General Purpose Authority
Series 2024A-1 , RB , 5.00% , 08/15/28 .... 360 374,900
Series 2024A , RB , 5.00% , 11/15/28 ..... 150 158,851
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 365 378,764
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 200,392
Series 2022A , RB , 5.00% , 09/01/28 ..... 20 21,094
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 116,016
Series B , RB , 5.00% , 09/01/28 ......... 995 1,002,076
Pennsylvania Turnpike Commission
Series A-2 , RB , 5.00% , 06/01/28 ....... 1,500 1,502,777
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 155,193
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 206,924
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 105,527
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 238,823
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 116,758
Series 2024 , RB , 5.00% , 12/01/28 ...... 130 137,185
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/28 ..... 185 196,366
Series B , RB , 5.00% , 12/01/28 ......... 370 374,731
Pennsylvania Turnpike Commission Registration
Fee
Series 2005A , RB , 5.25% , 07/15/28 ..... 430 454,645
Pittsburgh Water & Sewer Authority
Series 1998B , RB , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 20 18,633
Series 2017A , RB , 5.00% , 09/01/28 ..... 210 216,598
Series 2019A , RB , 5.00% , 09/01/28 ..... 145 152,887
Series 2020B , RB , 5.00% , 09/01/28 ..... 30 31,632
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 125 130,204
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ 545 565,681
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. USD 1,010 $ 1,066,275
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 360 375,969
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC) ............ 145 151,459
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 209,887
21,595,623
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,245 1,301,990
Series 2016B , RB , 5.00% , 06/15/28 ..... 1,190 1,193,324
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 353,244
Rhode Island Housing & Mortgage Finance
Corp., Series 74, RB, 5.00%, 04/01/28 ... 20 20,813
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 499,292
Series 2019E , GO , 5.00% , 01/15/28 ..... 160 166,431
Series 2017A , GO , 5.00% , 05/01/28 ..... 30 30,689
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 172,812
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 643,619
Series 2022A , GO , 5.00% , 08/01/28 ..... 25 26,326
Series 2018A , GO , 5.00% , 04/01/29 ..... 200 209,136
4,617,676
South Carolina — 1.0%
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/28 .............. 50 52,525
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 366,124
City of Charleston, Series 2022, RB,
5.00%, 09/01/28 ................. 20 21,098
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 122,110
County of Charleston
Series 2017A , GO , 5.00% , 11/01/28 ( SAW ) 75 77,786
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 307,737
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 259,984
Fort Mill School District No. 4
Series 2017B , GO , 5.00% , 03/01/28 ( SCSDE ) 80 81,586
Series 2020C , GO , 4.00% , 03/01/29
( SCSDE ) ..................... 40 41,130
Series 2019A , GO , 5.00% , 03/01/29 ( SCSDE ) 30 31,618
Series 2017E , GO , 5.00% , 03/01/29 ( SCSDE ) 30 31,280
Series 2019A , GO , 4.00% , 03/01/30 ( SCSDE ) 65 66,773
Series 2017E , GO , 3.00% , 03/01/31 ( SCSDE ) 1,000 984,347
Horry County School District, Series 2025, GO,
5.00%, 03/01/28 (SCSDE) ........... 60 62,652
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/28 ................. 675 715,297
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/28 ..... 225 238,371
Series 2025B , RB , 5.00% , 12/01/28 ..... 865 914,847
South Carolina Transportation Infrastructure
Bank
Series 2021A , RB , 4.00% , 10/01/28 ..... 20 20,646
Series 2019A , RB , 5.00% , 10/01/28 ..... 1,045 1,106,090
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 619,199
Series 2019A , RB , 5.00% , 10/01/29 ..... 270 285,501
Series 2019A , RB , 5.00% , 10/01/30 ..... 25 26,401

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ USD 160 $ 165,527
6,598,629
South Dakota — 0.0%
South Dakota Conservancy District
Series 2017B , RB , 5.00% , 08/01/28 ..... 25 25,745
Series 2018 , RB , 5.00% , 08/01/28 ...... 20 21,083
Series 2020 , RB , 5.00% , 08/01/28 ...... 130 137,041
Series 2022B , RB , 5.00% , 08/01/28 ..... 25 26,354
Series 2018 , RB , 5.00% , 08/01/29 ...... 70 73,697
Series 2018 , RB , 5.00% , 08/01/30 ...... 25 26,295
310,215
Tennessee — 2.0%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 100,120
City of Franklin, Series 2019B, GO,
5.00%, 03/01/28 ................. 35 36,566
City of Knoxville
Series 2021-AA , RB , 5.00% , 03/01/28 .... 370 386,013
Series 2021A , RB , 5.00% , 04/01/28 ..... 50 52,332
Series 2021 , GO , 5.00% , 05/01/28 ...... 115 120,629
City of Knoxville Electric System, Series 2021LL,
RB, 5.00%, 07/01/28 .............. 150 157,643
City of Memphis
Series 2020 , GO , 5.00% , 05/01/28 ...... 25 26,219
Series 2021 , GO , 5.00% , 05/01/28 ...... 120 125,850
Series 2022A , GO , 5.00% , 10/01/28 ..... 75 79,384
Series 2020A , GO , 5.00% , 12/01/28 ..... 35 37,179
City of Memphis Light Gas & Water Division
Electric System
Series 2017 , RB , 5.00% , 12/01/28 ...... 25 25,922
Series 2020A , RB , 5.00% , 12/01/28 ..... 30 31,821
Series 2024 , RB , 5.00% , 12/01/28 ...... 45 47,732
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 877,139
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 550 551,024
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/28 ..... 75 78,069
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 120,188
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 429,362
Series 2018A , GO , 5.00% , 04/01/29 ..... 285 298,398
Series 2018A , GO , 5.00% , 04/01/30 ..... 60 62,746
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/28 ...... 440 448,644
Series 2022A , GO , 5.00% , 04/01/28 ..... 90 93,940
Series 2020B , GO , 5.00% , 06/01/28 ..... 20 20,965
Series 2023A , GO , 5.00% , 06/01/28 ..... 20 20,965
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 156,768
County of Rutherford
Series 2018 , GO , 5.00% , 04/01/28 ...... 20 20,944
Series 2020 , GO , 5.00% , 04/01/28 ...... 100 104,722
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 140 146,531
Series 2019B , GO , 5.00% , 04/01/28 ..... 75 78,499
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 324,461
County of Sumner
Series 2019 , GO , 5.00% , 12/01/28 ...... 25 26,538
Series 2019 , GO , 5.00% , 12/01/29 ...... 25 26,553
County of Williamson
Series 2017 , GO , 5.00% , 04/01/28 ...... 30 30,686
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 104,722
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022 , GO , 5.00% , 04/01/28 ...... USD 140 $ 146,611
Series 2023 , GO , 5.00% , 04/01/28 ...... 50 52,361
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 393,505
Series 2018 , GO , 5.00% , 04/01/29 ...... 20 20,940
Series 2018 , GO , 5.00% , 04/01/30 ...... 40 41,831
County of Wilson
Series 2018 , GO , 5.00% , 04/01/28 ...... 40 41,843
Series 2019 , GO , 5.00% , 04/01/28 ...... 100 104,607
Series 2022 , GO , 5.00% , 04/01/28 ...... 20 20,439
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 335 349,747
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 235 235,491
Series 2022A , GO , 4.00% , 01/01/28 ..... 110 112,717
Series 2022B , GO , 4.00% , 01/01/28 ..... 60 61,482
Series 2016 , GO , 5.00% , 01/01/28 ...... 510 511,903
Series 2021C , GO , 5.00% , 01/01/28 ..... 50 52,046
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,055 1,098,172
Series 2017A , RB , 5.00% , 05/15/28 ..... 230 235,840
Series 2017B , RB , 5.00% , 05/15/28 ..... 95 97,412
Series 2017 , GO , 4.00% , 07/01/28 ...... 75 76,105
Series 2018 , GO , 4.00% , 07/01/28 ...... 380 391,407
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,548
Series 2017B , RB , 5.00% , 07/01/28 ..... 35 35,960
Series 2021A , RB , 5.00% , 07/01/28 ..... 155 163,099
Metropolitan Nashville Airport Authority (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 50 52,406
Series 2026C , RB , 5.00% , 07/01/28 ..... 500 525,359
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/28 ..... 25 26,058
Series A , GO , 5.00% , 08/01/28 ........ 25 25,159
Series B , GO , 5.00% , 08/01/28 ........ 155 155,987
Series 2019A , GO , 5.00% , 09/01/28 ..... 155 160,235
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 748,118
Series 2018A , GO , 5.00% , 02/01/29 ..... 355 370,162
Series 2018A , GO , 5.00% , 02/01/30 ..... 100 104,199
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... 330 313,787
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... 105 111,317
Series 2022A , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 40 42,406
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 220 228,023
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 355 367,947
12,744,503
Texas — 13.2%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 170 177,409
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/28 ...... 180 187,877
Series 2017 , GO , 5.00% , 08/15/28 ...... 45 46,314
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/28 ( PSF ) 140 142,566
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 45 46,849
Alvin Independent School District, Series 2025A,
GO, 5.00%, 02/15/28 (PSF) .......... 50 52,099
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 405 422,506
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,864
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 35 36,513

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Austin Community College District
Series 2016A , RB , 5.00% , 02/01/28 ..... USD 155 $ 155,242
GO , 5.00% , 08/01/28 ............... 30 31,511
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 100,572
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 450 473,452
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 295 310,374
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 326,156
Series 2023 , GO , 5.00% , 08/01/28 ...... 75 78,912
Series 2019 , GO , 5.00% , 08/01/30 ( PSF ) .. 20 21,013
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 220,183
Barbers Hill Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 80 81,536
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,872
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 115 120,012
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 104,358
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 35 36,482
Birdville Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 161,838
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 25 26,103
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 95 99,191
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,058
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 145,909
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 130,815
Series 2019A , RB , 5.00% , 08/15/28 ..... 25 26,360
Series 2020C , RB , 5.00% , 08/15/28 ..... 675 711,711
Series 2025A , RB , 5.00% , 08/15/28 ..... 75 79,062
Series 2025B , RB , 5.00% , 08/15/28 ..... 30 31,632
Carrollton-Farmers Branch Independent School
District, Series 2019, GO, 5.00%, 02/15/29
(PSF) ....................... 60 62,422
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... 1,000 933,768
City of Arlington
Series 2018C , 5.00% , 02/15/28 ( BAM ) ... 120 125,080
Series 2021 , RB , 5.00% , 06/01/28 ...... 20 20,961
Series 2019 , GO , 5.00% , 08/15/28 ...... 35 35,999
Series 2020A , GO , 5.00% , 08/15/28 ..... 60 63,004
Series 2025 , GO , 5.00% , 08/15/28 ...... 40 42,002
Series 2018C , 5.00% , 02/15/29 ( BAM ) ... 85 88,408
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 500,874
Series 2020 , GO , 5.00% , 09/01/28 ...... 235 247,801
Series 2021 , GO , 5.00% , 09/01/28 ...... 125 131,809
Series 2022 , GO , 5.00% , 09/01/28 ...... 120 126,537
Series 2023 , GO , 5.00% , 09/01/28 ...... 60 63,268
GO , 5.00% , 11/01/28 ............... 105 111,111
City of Austin Electric Utility
Series 2019B , RB , 5.00% , 11/15/28 ..... 20 21,145
Series 2023 , RB , 5.00% , 11/15/28 ...... 500 528,636
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 420,209
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 207,232
Series 2022 , RB , 5.00% , 11/15/28 ...... 35 37,066
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 422,939
City of Carrollton
Series 2019 , GO , 5.00% , 08/15/28 ...... 25 26,263
Series 2021 , GO , 5.00% , 08/15/28 ...... 30 31,515
City of Conroe, Series 2020, GO,
5.00%, 03/01/28 ................. 75 78,228
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/28 .......... 350 366,148
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas
GO , 5.00% , 02/15/28 ............... USD 155 $ 161,644
Series 2017 , GO , 5.00% , 02/15/28 ...... 60 61,138
Series 2019A , GO , 5.00% , 02/15/28 ..... 20 20,857
Series 2019B , GO , 5.00% , 02/15/28 ..... 215 224,216
Series 2020A , GO , 5.00% , 02/15/28 ..... 510 531,862
Series 2021 , GO , 5.00% , 02/15/28 ...... 445 464,075
Series 2023A , GO , 5.00% , 02/15/28 ..... 2,565 2,674,951
Series 2024B , GO , 5.00% , 02/15/28 ..... 95 99,072
Series 2024C , GO , 5.00% , 02/15/28 ..... 75 78,215
City of Dallas Housing Finance Corp., Series
2025B, RB, VRDN, 3.35%, 10/01/28
(a)
.... 200 201,707
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 210 216,962
Series 2018C , RB , 5.00% , 10/01/28 ..... 25 26,396
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 432,899
Series 2023A , RB , 5.00% , 10/01/28 ..... 40 42,234
Series 2024 , RB , 5.00% , 10/01/28 ...... 60 63,351
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 52,717
City of Denton
GO , 5.00% , 02/15/28 ............... 475 495,446
Series 2020 , GO , 5.00% , 02/15/28 ...... 35 36,507
Series 2021 , GO , 5.00% , 02/15/28 ...... 50 52,152
Series 2022 , GO , 5.00% , 02/15/28 ...... 20 20,861
Series 2023 , GO , 5.00% , 02/15/28 ...... 70 73,013
Series 2025 , GO , 5.00% , 02/15/28 ...... 40 41,722
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 320 336,384
City of Fort Worth
Series 2020 , GO , 5.00% , 03/01/28 ...... 40 41,810
Series 2021C , GO , 5.00% , 03/01/28 ..... 35 36,583
Series 2025 , RB , 5.00% , 03/01/28 ...... 70 73,093
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 666,454
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 130,336
City of Frisco
Series 2019 , GO , 5.00% , 02/15/28 ...... 105 109,351
Series 2023 , GO , 6.00% , 02/15/28 ...... 30 31,807
City of Garland
GO , 5.00% , 02/15/28 ............... 40 41,629
Series 2018 , GO , 5.00% , 02/15/28 ...... 90 93,665
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/28 ...... 40 41,648
Series 2019A , RB , 5.00% , 03/01/28 ..... 280 291,539
Series 2026 , RB , 5.00% , 03/01/28 ...... 100 104,213
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/28 ...... 520 531,816
Series 2019A , RB , 5.00% , 03/01/28 ..... 75 78,132
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 259,291
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 370 370,695
Series 2017A , GO , 5.00% , 03/01/28 ..... 250 254,886
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 156,511
Series 2021A , GO , 5.00% , 03/01/28 ..... 155 161,728
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/28 ..... 25 26,252
Series 2018D , RB , 5.00% , 07/01/28 ..... 385 404,277
Series 2020B , RB , 5.00% , 07/01/28 ..... 535 562,018
Series 2023B , RB , 5.00% , 07/01/28 ..... 125 131,205
Series 2018D , RB , 5.00% , 07/01/29 ..... 75 78,710
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/28 ..... 20 21,150
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 111,435
Series 2017B , RB , 5.00% , 11/15/28 ..... 150 155,298

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019B , RB , 5.00% , 11/15/28 ..... USD 120 $ 126,903
Series 2021A , RB , 5.00% , 11/15/28 ..... 45 47,600
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 157,519
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 152,998
City of Irving, Series 2022, GO, 5.00%, 09/15/28 115 121,092
City of Lewisville
Series 2018 , GO , 5.00% , 02/15/28 ...... 80 83,315
Series 2018 , GO , 5.00% , 02/15/30 ...... 350 363,945
City of Lubbock
Series 2024 , GO , 5.00% , 02/15/28 ...... 35 36,450
GO , 5.00% , 02/15/30 ............... 80 83,273
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/28 ..... 20 20,829
Series 2024 , RB , 5.00% , 02/15/28 ...... 20 20,829
City of Plano
Series 2019 , GO , 5.00% , 09/01/28 ...... 20 20,825
Series 2021 , GO , 5.00% , 09/01/28 ...... 85 89,472
Series 2023 , GO , 5.00% , 09/01/28 ...... 40 42,086
Series 2024 , GO , 5.00% , 09/01/28 ...... 20 21,052
Series 2019 , GO , 5.00% , 09/01/29 ...... 20 20,814
City of San Antonio
GO , 5.00% , 02/01/28 ............... 630 655,191
Series 2022 , GO , 5.00% , 02/01/28 ...... 465 483,593
GO , 5.00% , 08/01/28 ............... 85 89,415
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 180,112
Series 2018 , GO , 5.00% , 08/01/28 ...... 130 136,752
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 447,074
GO , 5.00% , 08/01/30 ............... 20 21,003
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 105,341
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 382,163
Series 2017 , RB , 5.00% , 02/01/28 ...... 160 163,272
Series 2018 , RB , 5.00% , 02/01/28 ...... 435 452,621
City of Waco
GO , 5.00% , 02/01/28 ............... 100 103,227
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 165 172,191
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,872
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 521,791
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,012,247
College Station Independent School District,
Series 2017, GO, 5.00%, 08/15/28 (PSF) .. 40 41,253
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/28 ...... 155 159,326
Series 2020A , GO , 5.00% , 08/15/28 ..... 90 94,608
Comal Independent School District
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. 70 73,007
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 75 78,295
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 455 475,155
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 109,651
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 26,107
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 35 36,869
County of Bexar
GO , 5.00% , 06/15/28 ............... 20 20,501
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 100,225
Series 2019 , GO , 5.00% , 06/15/30 ...... 135 141,104
County of Collin
Series 2019 , GO , 5.00% , 02/15/28 ...... 75 78,121
Series 2020 , GO , 5.00% , 02/15/28 ...... 30 31,248
Series 2021 , GO , 5.00% , 02/15/28 ...... 25 26,040
Series 2023 , GO , 5.00% , 02/15/28 ...... 20 20,832
Series 2024 , GO , 5.00% , 02/15/28 ...... 100 104,162
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 02/15/28 ...... USD 25 $ 26,040
County of Dallas
GO , 5.00% , 08/15/28 ............... 285 299,981
Series 2016 , GO , 5.00% , 08/15/28 ...... 410 412,597
County of Denton
Series 2017 , GO , 5.00% , 07/15/28 ...... 2,000 2,009,571
Series 2023 , GO , 5.00% , 07/15/28 ...... 25 26,280
Series 2025 , GO , 5.00% , 07/15/28 ...... 135 141,909
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 180 185,060
County of Fort Bend
GO , 5.00% , 03/01/28 ............... 30 31,313
Series 2018 , GO , 5.00% , 03/01/28 ...... 30 30,561
Series 2024 , RB , 5.00% , 03/01/28 ...... 105 109,385
Series A , GO , 5.00% , 03/01/28 ........ 155 155,295
County of Harris
GO , 5.00% , 08/15/28 ............... 20 21,079
Series 2016A , RB , 5.00% , 08/15/28 ..... 275 276,774
GO , 5.00% , 09/15/28 ............... 55 58,044
Series 2023A , GO , 5.00% , 09/15/28 ..... 20 21,107
Series 2024A , GO , 5.00% , 09/15/28 ..... 50 52,767
Series 2025A , GO , 5.00% , 09/15/28 ..... 35 36,937
Series 2020A , GO , 5.00% , 10/01/28 ..... 290 306,337
Series 2022A , GO , 5.00% , 10/01/28 ..... 105 110,915
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/28 ..... 20 20,820
Series 2021 , RB , 5.00% , 08/15/28 ...... 135 142,158
Series 2022A , RB , 5.00% , 08/15/28 ..... 460 484,390
Series 2023A , RB , 5.00% , 08/15/28 ..... 20 21,060
Series 2018A , RB , 5.00% , 08/15/29 ..... 90 93,595
County of Hays
Series 2017 , GO , 5.00% , 02/15/28 ...... 80 81,384
Series 2019 , GO , 5.00% , 02/15/28 ...... 215 223,909
County of Tarrant, Series 2022, GO,
5.00%, 07/15/28 ................. 50 52,471
County of Travis, Series 2016A, GO,
5.00%, 03/01/28 ................. 30 30,057
County of Williamson
GO , 5.00% , 02/15/28 ............... 55 57,377
Series 2020 , GO , 5.00% , 02/15/28 ...... 390 406,857
Series 2025 , GO , 5.00% , 02/15/28 ...... 55 57,377
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 109,595
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 355 370,535
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 340 354,879
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 210 219,190
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 410 427,942
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 430 448,817
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 80 83,501
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 645 673,225
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 104,376
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 20 20,872
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 210 222,494
Series 2020A , RB , 5.00% , 12/01/28 ..... 220 233,089
Dallas College, Series 2023, GO,
5.00%, 02/15/28 ................. 45 46,889
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 440 456,274
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/28 ..... 240 254,067
Series 2020B , RB , 5.00% , 11/01/28 ..... 120 127,034
Series 2021A , RB , 5.00% , 11/01/28 ..... 190 201,137
Series 2021B , RB , 5.00% , 11/01/28 ..... 100 105,861
Series 2023B , RB , 5.00% , 11/01/28 ..... 25 26,465

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , RB , 5.00% , 11/01/28 ...... USD 195 $ 206,430
Series 2025B , RB , 5.00% , 11/01/28 ..... 195 206,430
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 135 138,441
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 275 286,788
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,020 1,063,723
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,715
Del Valle Independent School District
Series 2021 , GO , 5.00% , 06/15/28 ( PSF ) .. 95 99,865
Series 2024 , GO , 5.00% , 06/15/28 ( PSF ) .. 65 68,329
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 115 121,354
Series 2022A , GO , 5.00% , 08/15/28 ..... 50 52,537
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 300 316,577
Series 2024 , GO , 5.00% , 08/15/28 ( PSF ) .. 25 26,381
DeSoto Independent School District, Series
2020, GO, 5.00%, 08/15/28 (PSF) ...... 35 36,846
El Paso Independent School District, Series
2019, GO, 5.00%, 08/15/28 (PSF) ...... 55 57,296
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 312,650
Fort Bend Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 325 339,164
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 75 77,204
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 295 311,098
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 125 131,821
Series 2021A , GO , 5.00% , 08/15/28 ( PSF ) 135 142,367
Series 2022A , GO , 5.00% , 08/15/28 ( PSF ) 50 52,728
Series 2024A , GO , 5.00% , 08/15/28 ( PSF ) 25 26,364
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 95 98,920
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 210 220,834
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 346,045
Fort Worth Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,482
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 203,603
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 50 52,206
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 417,647
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 65 67,868
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 130 135,735
Frisco Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 45 46,123
Series 2022B , GO , 5.00% , 02/15/28 ( PSF ) 20 20,847
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 60 62,540
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 35 36,482
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 510 537,248
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 115 120,074
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 104,412
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 125 128,722
Series 2019D , GO , 5.00% , 08/15/28 ..... 30 31,502
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 50 52,728
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 70 73,820
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 110,752
Grand Parkway Transportation Corp.
Series 2023 , RB , VRDN, 5.00% , 04/01/28
(a)
200 206,260
Series 2018A , RB , 5.00% , 10/01/30 ..... 405 422,525
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 80,525
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/28
(PSF) ....................... 100 105,571
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/28 (PSF) ...... 500 521,791
Security
Par (000)
Par (000) Value
Texas (continued)
Harris County Flood Control District
Series 2025A , GO , 5.00% , 09/15/28 ..... USD 55 $ 57,875
Series 2020A , GO , 5.00% , 10/01/28 ..... 45 47,394
Series 2017A , RB , 5.00% , 10/01/28 ..... 120 123,961
Hays Consolidated Independent School District
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 50 52,152
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 109,520
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,370
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 26,081
GO , 5.00% , 07/15/28 ............... 70 73,460
Series 2018 , GO , 5.00% , 07/15/29 ...... 220 230,748
Irving Independent School District, Series 2023,
GO, 5.00%, 02/15/28 (PSF) .......... 630 657,795
Katy Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,472
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 115 120,074
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 161,838
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 55 57,328
Series 2018 , GO , 5.00% , 02/15/31 ( PSF ) .. 100 104,135
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 130,168
Killeen Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 75 78,269
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,023
Series 2018 , GO , 5.00% , 02/15/30 ( PSF ) .. 445 462,870
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/28 ( PSF ) .. 20 20,828
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 245 246,352
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) .. 90 94,832
Series 2023 , GO , 5.00% , 08/01/28 ( PSF ) .. 95 100,100
Series 2025 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 105,369
Lamar Consolidated Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,758
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 55 57,417
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 521,970
Laredo Independent School District
Series 2018 , GO , 5.00% , 08/01/28 ( PSF ) .. 110 113,276
Series 2024 , GO , 5.00% , 08/01/28 ( PSF ) .. 65 68,490
Leander Independent School District
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 90 84,058
Series 2018A , GO , 5.00% , 08/15/28 ( PSF ) 25 26,071
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 550 580,013
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 226,732
Series 2022 , GO , 5.00% , 08/15/28 ( PSF ) .. 35 36,910
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 20 21,091
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 20 21,055
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 197,428
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 188,945
Lewisville Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 55 55,972
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 20 21,156
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 25 26,256
Series 2019 , GO , 5.00% , 08/15/30 ( PSF ) .. 70 73,458
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 915 916,756
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 530 554,014
Series 2020 , RB , 5.00% , 05/15/28 ...... 325 339,725
Series 2020A , RB , 5.00% , 05/15/28 ..... 20 20,906
Series 2021 , RB , 5.00% , 05/15/28 ...... 45 47,039
Series 2022 , RB , 5.00% , 05/15/28 ...... 70 73,257
Series 2023 , RB , 5.00% , 05/15/28 ...... 130 136,048
Series 2023A , RB , 5.00% , 05/15/28 ..... 80 83,722
Series 2024 , RB , 5.00% , 05/15/28 ...... 515 538,961
Series 2025 , RB , 5.00% , 05/15/28 ...... 125 130,664

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 5.00% , 05/15/28 ..... USD 500 $ 522,654
Mansfield Independent School District, Series
2025, GO, 5.00%, 02/15/28 (PSF) ...... 110 114,755
Mesquite Independent School District
Series 2024 , GO , 5.00% , 08/01/28 ( PSF ) .. 35 36,895
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 120 126,603
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 100 105,745
Series 2017B , RB , 5.00% , 11/01/28 ..... 135 139,714
Series A , RB , 5.00% , 11/01/28 ......... 75 75,903
RB , 5.00% , 11/01/29 ............... 30 31,697
RB , 5.00% , 11/01/30 ............... 420 442,753
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 35 36,544
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/28 ..... 210 219,248
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/28 ( PSF ) .. 55 57,568
Series 2014 , GO , 5.00% , 08/01/28 ( PSF ) .. 90 94,832
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 25 26,342
Series 2014 , GO , 5.00% , 08/01/30 ( PSF ) .. 75 78,968
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/28 ...... 420 420,719
Series 2025 , RB , 5.00% , 06/01/28 ...... 40 41,840
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2018 , RB , 5.00% , 06/01/28 ...... 145 152,091
Series 2021 , RB , 5.00% , 06/01/28 ...... 165 173,069
Series 2018 , RB , 3.00% , 06/01/30 ...... 25 25,022
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 95 100,175
Series 2020 , RB , 5.00% , 09/01/28 ...... 25 26,362
Series 2021A , RB , 5.00% , 09/01/28 ..... 550 579,960
Series 2025 , RB , 5.00% , 09/01/28 ...... 65 68,541
Series 2019 , RB , 5.00% , 09/01/29 ...... 25 26,344
Series 2019A , RB , 4.00% , 09/01/30 ..... 20 20,543
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
1,925 1,835,127
Series 2019A , RB , 5.00% , 01/01/28 ..... 20 20,774
Series 2019B , RB , 5.00% , 01/01/28 ..... 270 280,361
Series 2021B , RB , 5.00% , 01/01/28 ..... 125 129,797
Series 2022B , RB , 5.00% , 01/01/28 ..... 25 25,959
Series 2024A , RB , 5.00% , 01/01/28 ..... 600 623,224
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 345 360,036
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) .. 155 163,357
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 285 293,926
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 80 84,384
Series 2019A , GO , 5.00% , 08/15/28 ( PSF ) 65 68,562
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 220 232,056
Series 2022A , GO , 5.00% , 08/15/28 ( PSF ) 70 73,836
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 135 142,398
Series 2024A , GO , 5.00% , 08/15/28 ( PSF ) 50 52,740
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 65 68,562
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 35 36,438
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 20 21,036
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 20 21,036
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 50 52,035
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 262,480
Northwest Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,181
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 125 130,448
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 26,090
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) USD 30 $ 31,307
Pasadena Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 195 203,498
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 65 67,833
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/28 ................. 50 51,394
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/28 ..... 825 866,878
Series 2025A , RB , 5.00% , 07/01/28 ..... 105 110,421
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 170 177,500
Series 2023A , GO , 5.00% , 02/15/28 ..... 25 26,103
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 25 26,049
Series 2019A , GO , 5.00% , 02/15/30 ( PSF ) 165 171,861
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/28 ...... 75 78,175
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 665 693,506
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 90 93,858
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/28 .... 75 79,027
Series 2023 , RB , 5.00% , 10/01/28 ...... 20 21,011
Prosper Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,743
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 20 20,872
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,872
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,872
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 395 411,003
Rockwall Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 110 114,794
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,743
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/28 ...... 140 144,055
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 480 505,770
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 920 969,393
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 421,475
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 320 336,089
San Antonio Independent School District
Series 2020B , GO , 5.00% , 08/15/28 ( PSF ) 115 121,275
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 125 131,821
Series 2022 , GO , 5.00% , 08/15/28 ( PSF ) .. 30 31,637
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 310 326,487
San Antonio Water System
Series 2019C , RB , 5.00% , 05/15/28 ..... 220 230,638
Series 2020C , RB , 5.00% , 05/15/28 ..... 30 31,451
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/28 ......... 45 46,833
San Marcos Consolidated Independent School
District
Series 2021A , GO , 3.25% , 08/01/28 ( PSF ) 30 30,332
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 25 26,364
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 824,539
Southwest Higher Education Authority, Inc.,
Series 2017, RB, 5.00%, 10/01/28 ...... 25 25,753
Spring Branch Independent School District
Series 2018 , GO , 5.00% , 02/01/28 ( PSF ) .. 20 20,365
Series 2019 , GO , 5.00% , 02/01/28 ( PSF ) .. 295 307,414
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. 25 26,052
Series 2025 , GO , 5.00% , 02/01/28 ( PSF ) .. 100 104,208
Spring Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ..... 530 533,208
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 25 26,364

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 08/15/28 ...... USD 25 $ 26,234
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 40 42,183
State of Texas
Series 2023B , GO , 5.00% , 08/01/28 ..... 25 25,742
Series 2018A , GO , 5.00% , 10/01/28 ..... 475 501,851
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 881,234
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 236,733
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/28 .............. 80 83,950
Tarrant Regional Water District Water Supply
System
Series 2020C , RB , 5.00% , 03/01/28 ..... 50 52,189
Series 2024 , RB , 5.00% , 03/01/28 ...... 40 41,751
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 165 166,436
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 180,170
Series 2017C , RB , 5.00% , 05/15/28 ..... 70 71,741
Series 2017E , RB , 5.00% , 05/15/28 ..... 240 245,969
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 167,779
Series 2024A , RB , 5.00% , 05/15/28 ..... 60 62,929
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 99,910
Series 2016-A , RB , 5.00% , 10/01/28 ..... 300 302,640
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 189,805
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/28 (AGM) .......... 100 105,059
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 310 316,382
Series 2019A , RB , 5.00% , 03/15/28 ..... 20 20,862
Series 2021A , RB , 5.00% , 03/15/28 ..... 30 31,293
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/28 ..... 70 72,904
Series 2025A , RB , 5.00% , 02/15/28 ..... 90 93,734
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/28 ..... 60 62,079
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 298,185
Series 2022 , RB , 5.00% , 04/15/28 ...... 50 52,313
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 92,771
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 247,886
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 342,822
Series 2022 , RB , 5.00% , 08/01/28 ...... 875 922,981
Series 2018A , RB , 5.00% , 10/15/28 ..... 420 440,020
Series 2024A , RB , 5.00% , 10/15/28 ..... 500 529,801
Series 2018B , RB , 5.00% , 04/15/29 ..... 55 58,208
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 121,632
Series 2018B , RB , 5.00% , 04/15/30 ..... 430 454,287
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 104,258
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 352,794
Trinity River Authority
Series 2023 , RB , 5.00% , 02/01/28 ...... 20 20,845
Series 2025 , RB , 5.00% , 02/01/28 ...... 390 406,480
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 4.00% , 08/01/28 ...... 535 543,433
Series 2017 , RB , 5.00% , 08/01/28 ...... 135 138,977
Series 2019 , RB , 5.00% , 08/01/28 ...... 20 21,048
Series 2021 , RB , 5.00% , 08/01/28 ...... 65 68,405
Series 2022 , RB , 5.00% , 08/01/28 ...... 135 142,072
Series 2018 , RB , 5.00% , 08/01/29 ...... 25 26,294
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2024, RB,
5.00%, 02/01/28 ................. 30 31,268
Security
Par (000)
Par (000) Value
Texas (continued)
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. USD 80 $ 84,191
Tyler Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 35 35,672
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 70 73,051
United Independent School District, Series 2017,
GO, 5.00%, 08/15/28 (PSF) .......... 110 113,431
University of North Texas System
Series 2018A , RB , 5.00% , 04/15/28 ..... 290 302,963
Series 2020A , RB , 5.00% , 04/15/28 ..... 70 73,129
Series 2025A , RB , 5.00% , 04/15/28 ..... 35 36,565
Series 2018A , RB , 5.00% , 04/15/29 ..... 30 31,350
Series 2018A , RB , 5.00% , 04/15/30 ..... 25 26,093
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/28 .............. 30 31,478
Wylie Independent School District
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 55 57,250
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 20 21,091
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 85 89,638
Ysleta Independent School District, Series 2020,
GO, 5.00%, 08/15/28 (PSF) .......... 80 84,366
83,784,421
Utah — 1.4%
Alpine School District
Series 2017 , GO , 5.00% , 03/15/28 ( GTD ) . 25 25,551
Series 2017B , GO , 5.00% , 03/15/28 ( GTD ) 250 255,512
Series 2019B , GO , 5.00% , 03/15/28 ( GTD ) 60 62,718
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/28 ...... 165 173,174
Central Utah Water Conservancy District, Series
2017B, RB, 5.00%, 10/01/28 ......... 205 211,880
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/28 ..... 230 240,110
Series 2024 , RB , 5.00% , 03/01/28 ...... 25 26,094
City of Provo
Series 2017 , GO , 5.00% , 01/01/28 ...... 20 20,787
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 249,932
Series 2017 , GO , 5.00% , 01/01/29 ...... 180 187,253
Series 2019 , GO , 5.00% , 02/01/30 ...... 195 205,395
Series 2017 , GO , 5.00% , 01/01/31 ...... 20 20,785
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/28 ...... 85 88,666
Series 2022 , RB , 5.00% , 02/01/28 ...... 810 844,937
Series 2017B , RB , 5.00% , 07/01/28 ..... 50 51,370
Series 2021B , RB , 5.00% , 07/01/28 ..... 60 63,030
Series 2018B , RB , 5.00% , 07/01/30 ..... 25 26,215
County of Utah, Series 2019, RB,
5.00%, 12/01/28 ................. 200 211,320
Davis School District
Series 2024 , GO , 5.00% , 06/01/28 ( GTD ) . 35 36,755
Series 2023 , GO , 5.50% , 06/01/28 ( GTD ) . 20 21,205
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,175 1,231,829
Series 2023A , RB , 5.00% , 07/01/28 ..... 295 309,268
Local Building Authority of Alpine School District,
Series 2023, RB, 5.00%, 03/15/28 ...... 115 120,058
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.30%, 07/01/28 ..... 80 78,504
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 310 315,677
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 324,043

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2019 , GO , 5.00% , 07/01/28 ...... USD 390 $ 410,802
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 321,268
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 221,201
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/28 .......... 65 68,246
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 325 334,483
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 405 416,817
Series 2018A , RB , 5.00% , 08/01/28 ..... 75 79,030
Series 2019A , RB , 5.00% , 08/01/28 ..... 50 52,687
Series 2020A , RB , 5.00% , 08/01/28 ..... 25 26,343
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 710 748,151
Series 2022B , RB , 5.00% , 08/01/28 ..... 260 273,971
Series 2023A , RB , 5.00% , 08/01/28 ..... 35 36,881
Series 2023B , RB , 5.00% , 08/01/28 ..... 55 57,955
Series B1 , RB , 5.00% , 08/01/28 ........ 40 40,212
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 75 77,901
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 230 241,089
Utah Transit Authority, Series 2018-2, RB,
5.00%, 12/15/28 ................. 25 26,241
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 160 163,038
8,998,384
Vermont — 0.1%
Vermont Municipal Bond Bank
Series 2017A , RB , 5.00% , 10/01/28 ( ST
INTERCEPT ) .................. 40 41,340
Series 2024 , RB , 5.00% , 12/01/28 ...... 500 530,744
Series 2024-3 , RB , 5.00% , 12/01/28 ..... 20 21,230
Series 4 , RB , 5.00% , 12/01/28 ( ST
INTERCEPT ) .................. 25 25,932
619,246
Virginia — 2.7%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/28 (SAW) ............ 20 20,576
City of Chesapeake, Series A, GO,
5.00%, 08/01/28 ................. 20 20,601
City of Norfolk
Series B , GO , 4.00% , 10/01/28 ........ 300 301,841
Series 2017 , RB , 5.00% , 11/01/28 ...... 70 72,593
City of Virginia Beach
Series 2018A , GO , 5.00% , 03/01/28 ( SAW ) 50 52,256
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 126,865
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 193,531
Commonwealth of Virginia
Series 2 , GO , 2.00% , 06/01/28 ........ 590 577,356
Series 2024A , GO , 5.00% , 06/01/28 ..... 20 21,027
Series 2018A , GO , 5.00% , 06/01/30 ..... 245 257,252
County of Arlington
Series 2017 , GO , 5.00% , 08/15/28 ...... 35 36,087
Series 2018 , GO , 5.00% , 08/15/29 ...... 125 131,848
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 57,179
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 89,572
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 255,678
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 167,519
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 190,736
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 214,189
County of Henrico
Series 2015 , GO , 5.00% , 08/01/28 ...... 250 263,703
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2018 , GO , 5.00% , 08/01/29 ( SAW ) . USD 20 $ 21,078
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 377,369
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 340,163
Series 2019A , GO , 4.00% , 12/01/29 ( SAW ) 20 20,732
Series 2019A , GO , 4.00% , 12/01/30 ( SAW ) 20 20,704
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 329,867
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,202
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/28 ..... 30 31,232
Series 2020A , RB , 5.00% , 07/01/28 ..... 240 252,796
Series 2018A , RB , 5.00% , 07/01/30 ..... 270 280,374
Virginia College Building Authority
Series B , RB , 4.00% , 02/01/28 ......... 500 500,659
Series 2017C , RB , 5.00% , 02/01/28 ..... 230 233,769
Series 2017E , RB , 5.00% , 02/01/28 ..... 940 980,429
Series 2019A , RB , 5.00% , 02/01/28 ..... 565 589,300
Series 2019B , RB , 5.00% , 02/01/28 ..... 35 36,505
Series 2019C , RB , 5.00% , 02/01/28 ..... 705 735,322
Series 2020A , RB , 5.00% , 02/01/28 ..... 25 26,075
Series 2023A , RB , 5.00% , 02/01/28 ..... 980 1,022,149
Series B , RB , 5.00% , 02/01/28 ......... 200 208,602
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 100,706
Series 2018A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 65 68,600
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 180 189,971
Series 2017E , RB , 5.00% , 02/01/29 ..... 635 660,955
Series 2017E , RB , 5.00% , 02/01/30 ..... 480 499,359
Series 2018A , RB , 5.00% , 09/01/30 ( ST
INTERCEPT ) .................. 80 84,308
Virginia Commonwealth Transportation Board
RB , 5.00% , 03/15/28 ............... 150 155,657
Series 2016 , RB , 5.00% , 03/15/28 ...... 460 464,001
Series 2017 , RB , 5.00% , 05/15/28 ...... 190 194,864
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,016,940
Series 2018 , RB , 5.00% , 05/15/28 ...... 240 251,913
Series 2019 , RB , 5.00% , 05/15/28 ...... 200 209,928
Series 2019A , RB , 5.00% , 05/15/28 ..... 50 52,482
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 335,885
Series 2023 , RB , 5.00% , 05/15/28 ...... 20 20,993
RB , 5.00% , 09/15/28 ............... 40 41,819
Series 2018 , RB , 5.00% , 09/15/28 ...... 25 26,435
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 110,504
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 70 73,958
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/28 ..... 115 118,468
Series 2018A , RB , 5.00% , 08/01/28 ..... 45 47,436
Series 2019A , RB , 5.00% , 08/01/28 ..... 410 432,197
Series 2020A , RB , 5.00% , 08/01/28 ..... 25 26,353
Series 2020B , RB , 5.00% , 08/01/28 ..... 210 221,369
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 65 68,519
Series 2025A , RB , 5.00% , 08/01/28 ..... 70 73,790
Series 2018A , RB , 5.00% , 08/01/30 ..... 25 26,318
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 46,989
Series 2016 , RB , 5.00% , 08/01/28 ( SAW ) . 295 296,765
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 325 334,962
Series 2017C , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 30 30,920

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. USD 235 $ 247,828
Series 2019A , RB , 5.00% , 08/01/28 ..... 80 84,367
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 195 205,645
Series 2019C , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 40 42,184
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 20 21,092
Series 2021C , RB , 5.00% , 08/01/28 ( SAW ) 35 36,911
Series 2022B , RB , 5.00% , 08/01/28 ( SAW ) 85 89,640
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 370 390,197
Series 2023B , RB , 5.00% , 08/01/28 ( SAW ) 25 26,365
Series 2021A , RB , 4.00% , 10/01/28 ( SAW ) 45 46,549
Virginia Resources Authority
Series 2017C , RB , 5.00% , 11/01/28 ..... 20 20,735
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 153,716
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 185,519
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 153,716
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 132,514
Series 2024B , RB , 5.00% , 11/01/28 ( MO ) . 20 21,202
Series 2024C , RB , 5.00% , 11/01/28 ..... 20 21,202
Series 2018A , RB , 5.00% , 11/01/29 ..... 65 68,834
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 158,760
17,463,076
Washington — 5.1%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 260 270,175
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 65 68,963
Series 2023 , GO , 5.00% , 12/01/28 ( GTD ) . 50 53,049
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 325 329,025
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 410,861
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 475 475,648
Series 2019A , RB , 5.00% , 04/01/28 ..... 270 282,373
Series 2017 , RB , 4.00% , 07/01/28 ...... 295 300,252
Series 2020A , RB , 5.00% , 07/01/28 ..... 255 268,491
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 94,935
Series 2017C , RB , 5.00% , 09/01/28 ..... 90 92,898
Series 2022 , RB , 5.00% , 09/01/28 ...... 35 36,987
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 90,355
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 260,317
Series 2018A , RB , 4.00% , 01/01/30 ..... 40 40,869
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/28 ...... 20 20,982
Series 2017 , RB , 5.00% , 08/01/28 ...... 35 35,650
City of Tacoma
Series 2009E , GO , 0.00% , 12/01/28
(b)
.... 30 27,649
Series 2018 , RB , 5.00% , 12/01/28 ...... 25 26,544
Series 2024 , RB , 5.00% , 12/01/28 ...... 40 42,470
City of Tacoma Electric System
Series 2017 , RB , 5.00% , 01/01/28 ...... 95 96,380
Series 2024B , RB , 5.00% , 01/01/28 ..... 20 20,787
Clark County Public Utility District No. 1, Series
2017, RB, 5.00%, 01/01/28 .......... 135 137,105
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 235 244,292
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/28 ................. 290 301,466
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County School District No. 114 Evergreen
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . USD 180 $ 188,758
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 115 122,012
Series 2020 , GO , 5.00% , 12/01/28 ( GTD ) . 155 164,451
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 40 41,923
Clark County School District No. 122 Ridgefield
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 105 107,810
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 105 111,348
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 175 179,682
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 180 190,975
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 220 233,414
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 25 26,458
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 425 442,158
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 81,201
Series 2016B , RB , 5.00% , 07/01/28 ..... 20 20,082
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 178,957
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 278,847
Series 2022A , GO , 5.00% , 07/01/28 ..... 30 31,568
Series 2021A , GO , 5.00% , 12/01/28 ..... 25 26,544
Series 2018B , RB , 5.00% , 07/01/29 ..... 560 588,884
Series 2018B , RB , 5.00% , 07/01/30 ..... 265 278,284
County of Snohomish
Series 2019 , GO , 5.00% , 12/01/28 ...... 220 233,584
Series 2020A , GO , 5.00% , 12/01/28 ..... 30 31,814
Series 2021A , GO , 5.00% , 12/01/28 ..... 230 243,905
Series 2022 , GO , 5.00% , 12/01/28 ...... 50 53,023
County of Spokane
Series 2019B , GO , 5.00% , 12/01/28 ..... 210 222,696
Series 2021 , GO , 5.00% , 12/01/28 ...... 75 79,534
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 298,112
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/28 ..... 1,010 1,014,101
Series 2017A , RB , 5.00% , 07/01/28 ..... 775 796,180
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,270 1,336,363
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 163,099
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 131,532
Series 2024B , RB , 5.00% , 07/01/28 ..... 360 378,812
Series 2018C , RB , 5.00% , 07/01/30 ..... 330 346,685
King & Snohomish Counties School District No.
417 Northshore
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 100 106,046
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 320 335,917
Series 2018 , GO , 5.00% , 12/01/30 ( GTD ) . 95 99,654
King County Housing Authority, Series 2018, RB,
3.40%, 05/01/30 ................. 125 125,888
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/28
(GTD) ....................... 215 222,385
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 555 563,032
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 355 368,893
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 170 180,453
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 4.00%, 12/01/28
(GTD) ....................... 60 60,865
King County School District No. 411 Issaquah
Series 2023 , GO , 4.00% , 12/01/28 ( GTD ) . 625 646,786
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 70 72,740
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 25 25,362
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,056

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . USD 495 $ 512,254
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 210 215,619
King County School District No. 415 Kent
Series 2017 , GO , 4.00% , 12/01/28 ( GTD ) . 35 35,527
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 55 57,690
Pierce County School District No. 3 Puyallup
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 475 487,298
Series 2025 , GO , 5.00% , 12/01/28 ( GTD ) . 60 63,566
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/28
(GTD) ....................... 35 35,507
Pierce County School District No. 403 Bethel,
Series 2021, GO, 4.00%, 12/01/28 (GTD) . 110 113,779
Port of Seattle
Series 2017 , GO , 5.00% , 01/01/28 ...... 230 233,648
Series 2016 , RB , 5.00% , 02/01/28 ...... 130 130,171
Series A , RB , 5.00% , 05/01/28 ......... 455 466,045
Series 2021B , RB , 5.00% , 06/01/28 ..... 165 173,304
Series 2024A , GO , 5.00% , 06/01/28 ..... 140 146,903
Series 2022A , RB , 5.00% , 08/01/28 ..... 120 126,497
Snohomish County Public Utility District No. 1
Electric System
Series 2021A , RB , 5.00% , 12/01/28 ..... 440 467,055
Series 2025A , RB , 5.00% , 12/01/28 ..... 20 21,230
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/28 (GTD) ............. 205 216,972
Snohomish County School District No. 4 Lake
Stevens, Series 2017, GO, 5.00%, 12/01/28
(GTD) ....................... 170 174,552
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/28
(GTD) ....................... 170 176,271
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 145 150,675
Spokane County School District No. 81 Spokane
Series 2021 , GO , 4.00% , 12/01/28 ( GTD ) . 175 181,233
Series 2017B , GO , 5.00% , 12/01/28 ( GTD ) 200 207,830
State of Washington
Series 2024A , COP , 5.00% , 01/01/28 .... 105 109,262
Series 2023C , COP , 5.00% , 01/01/28 .... 100 104,059
Series 2019A , COP , 5.00% , 01/01/28 .... 125 130,074
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 307,585
Series R-2024A , GO , 5.00% , 02/01/28 ... 25 26,066
Series 2020C , GO , 5.00% , 02/01/28 ..... 305 318,011
Series R-2022B , GO , 5.00% , 02/01/28 ... 45 46,920
Series 2017D , GO , 5.00% , 02/01/28 ..... 270 275,093
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 323,224
Series 2019C , GO , 5.00% , 02/01/28 ..... 25 26,066
Series 2022C , GO , 5.00% , 02/01/28 ..... 705 735,075
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(b)
.................... 105 99,087
Series 2020B , GO , 5.00% , 06/01/28 ..... 180 189,138
Series 2021D , GO , 5.00% , 06/01/28 ..... 30 31,523
Series 2021E , GO , 5.00% , 06/01/28 ..... 75 78,807
Series 2021F , GO , 5.00% , 06/01/28 ..... 20 21,015
Series 2023C , GO , 5.00% , 06/01/28 ..... 20 21,015
Series 2024D , GO , 5.00% , 06/01/28 ..... 25 26,269
Series 2021B , GO , 5.00% , 06/01/28 ..... 20 21,015
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 420,306
Series R-2022D , GO , 4.00% , 07/01/28 ... 815 840,858
Series 2022B , COP , 5.00% , 07/01/28 .... 130 136,652
Series 2024B , COP , 5.00% , 07/01/28 .... 150 157,676
Series R 2025A , GO , 5.00% , 07/01/28 ... 20 21,054
Security
Par (000)
Par (000) Value
Washington (continued)
Series R 2025C , GO , 5.00% , 07/01/28 ... USD 20 $ 21,054
Series 2021B , COP , 5.00% , 07/01/28 .... 30 31,535
Series R-2021D , GO , 5.00% , 07/01/28 ... 205 215,801
Series R-2025B , GO , 5.00% , 07/01/28 ... 70 73,688
Series 2020D , COP , 5.00% , 07/01/28 .... 75 78,838
Series 2017A , COP , 5.00% , 07/01/28 .... 240 246,335
Series 2019D , COP , 5.00% , 07/01/28 .... 265 278,561
Series 2019B , COP , 5.00% , 07/01/28 .... 45 47,303
Series 2018B , COP , 5.00% , 07/01/28 .... 210 220,746
Series 2017A , GO , 5.00% , 08/01/28 ..... 250 251,551
Series 2017B , GO , 5.00% , 08/01/28 ..... 430 432,668
Series 2018A , GO , 5.00% , 08/01/28 ..... 215 221,403
Series R-2018D , GO , 5.00% , 08/01/28 ... 660 679,655
Series R-2018C , GO , 5.00% , 08/01/28 ... 200 205,960
Series R-2017B , GO , 5.00% , 08/01/28 ... 55 55,341
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 150,931
Series 2018B , GO , 5.00% , 08/01/28 ..... 20 20,596
Series 2021A , GO , 5.00% , 08/01/28 ..... 210 221,468
Series 2022A , GO , 5.00% , 08/01/28 ..... 220 232,014
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 369,114
Series R-2024C , GO , 5.00% , 08/01/28 ... 25 26,365
Series 2018C , GO , 5.00% , 02/01/29 ..... 140 146,015
Series 2018D , GO , 5.00% , 02/01/29 ..... 20 20,859
Series 2018B , COP , 5.00% , 07/01/29 .... 20 21,006
Series 2018C , GO , 5.00% , 02/01/30 ..... 565 588,880
Series 2019B , GO , 5.00% , 06/01/30 ..... 40 42,001
Series 2019D , GO , 5.00% , 06/01/30 ..... 20 21,228
Series 2018B , COP , 5.00% , 07/01/30 .... 230 241,281
Series 2018C , GO , 5.00% , 02/01/31 ..... 250 260,304
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 109,328
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 104,839
University of Washington
Series 2018 , RB , 5.00% , 04/01/28 ...... 55 56,191
Series 2020C , RB , 5.00% , 04/01/28 ..... 495 517,617
Series 2021A , RB , 5.00% , 04/01/28 ..... 45 47,048
Series 2022A , RB , 5.00% , 04/01/28 ..... 40 41,820
Series 2024A , RB , 5.00% , 04/01/28 ..... 185 193,453
Series 2024B , RB , 5.00% , 07/01/28 ..... 40 42,048
Series A , RB , 5.00% , 12/01/28 ......... 20 20,259
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/28 ..... 660 684,951
Series 2018B , RB , 5.00% , 10/01/28 ..... 495 518,331
Washington State University, Series 2025, RB,
5.00%, 04/01/28 ................. 80 83,472
32,210,730
West Virginia — 0.4%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 89,278
Series 2019A , GO , 5.00% , 06/01/28 ..... 495 519,913
Series 2021A , GO , 5.00% , 06/01/28 ..... 165 173,304
Series 2018A , GO , 5.00% , 12/01/28 ..... 140 147,035
Series 2019A , GO , 5.00% , 12/01/28 ..... 330 350,368
Series 2021A , GO , 5.00% , 12/01/28 ..... 25 26,543
Series 2018A , GO , 5.00% , 06/01/29 ..... 70 73,497
Series 2018A , GO , 5.00% , 12/01/29 ..... 165 173,164
Series 2018B , GO , 5.00% , 06/01/31 ..... 585 612,554
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 430 443,058
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 78,642
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 20 20,969
Series 2021 , RB , 5.00% , 06/01/28 ...... 35 36,696

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
West Virginia (continued)
Series 2018 , RB , 5.00% , 06/01/29 ...... USD 20 $ 21,003
2,766,024
Wisconsin — 1.8%
City of Madison
Series 2019A , RB , 5.00% , 01/01/28 ..... 80 83,140
Series 2019A , GO , 2.25% , 10/01/28 ..... 420 409,219
Series 2021A , GO , 4.00% , 10/01/28 ..... 270 278,714
Series 2023A , GO , 5.00% , 10/01/28 ..... 25 26,431
City of Milwaukee, Series 2026N-1, GO,
5.00%, 12/01/28 ................. 500 526,241
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 159,832
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 626,607
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 395 413,048
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,134,730
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 150 155,305
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... 265 265,000
Series 2019B , GO , 4.00% , 05/01/28 ..... 240 242,971
Series 2020A , GO , 5.00% , 05/01/28 ..... 320 335,471
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 440,305
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 145 152,010
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 325 340,712
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 20 20,967
Series 20242 , GO , 5.00% , 05/01/28 ..... 190 199,186
Series 2025-2 , GO , 5.00% , 05/01/28 ..... 45 47,176
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 280 286,928
Series 20173 , GO , 5.00% , 11/01/28 ..... 620 635,341
Series 2020A , GO , 4.00% , 05/01/29 ..... 70 71,724
Series 2020A , GO , 4.00% , 05/01/30 ..... 40 40,972
Series 2021A , GO , 5.00% , 05/01/30 ..... 20 20,964
State of Wisconsin Environmental Improvement
Fund
Series 2021A , RB , 5.00% , 06/01/28 ..... 400 419,965
Series 2025-1 , RB , 5.00% , 06/01/28 ..... 20 20,998
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,280,884
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 269,040
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 325 334,319
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 650 668,638
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 94,662
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 857,217
Series 2024-2 , RB , 5.00% , 07/01/28 ..... 50 52,590
Wisconsin Health & Educational Facilities
Authority, Series 2025A, RB, 5.00%, 08/15/28 320 334,979
11,246,286
Total Long-Term Investments — 99 .2%
(Cost: $ 628,571,082 ) .............................. 629,356,423
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(d) (e)
......... 1,496,469 $ 1,496,615
Total Short-Term Securities — 0 .2%
(Cost: $ 1,496,615 ) ............................... 1,496,615
Total Investments — 99 .4%
(Cost: $ 630,067,697 ) .............................. 630,853,038
Other Assets Less Liabilities — 0.6% .................... 4,607,508
Net Assets — 100.0% ...............................
$ 635,460,546
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
68
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 224,807 $ 1,271,808
(a)
$ — $ — $ — $ 1,496,615 1,496,469 $ 11,154 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 629,356,423 $ — $ 629,356,423
Short-Term Securities
Money Market Funds ...................................... 1,496,615 — — 1,496,615
$ 1,496,615 $ 629,356,423 $ — $ 630,853,038

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Highway Authority, Series 2025, RB,
5.00%, 09/01/29 ................. USD 355 $ 382,247
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... 915 988,084
City of Huntsville
Series 2018B , GO , 5.00% , 05/01/29 ..... 280 290,350
Series 2020A , GO , 5.00% , 09/01/29 ..... 100 107,745
Series 2019A , GO , 5.00% , 05/01/33 ..... 125 132,804
County of Jefferson, Series 2024, RB,
5.00%, 10/01/29 ................. 320 341,281
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/29 ..... 220 236,205
Series 2019A , RB , 5.00% , 07/01/31 ..... 500 534,435
University of Alabama at Birmingham
Series 2019A , RB , 5.00% , 10/01/29 ..... 70 75,424
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 96,941
Series 2019B , RB , 5.00% , 10/01/31 ..... 225 241,897
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 80 83,112
3,510,525
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, Series
2025-3, RB, 5.00%, 10/01/29 ......... 125 134,809
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/29 .............. 235 253,517
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 1,050 1,125,258
Municipality of Anchorage
Series 2019B , GO , 5.00% , 04/01/29 ..... 40 42,652
Series 2018A , GO , 5.00% , 09/01/29 ..... 55 58,035
Series 2021A , GO , 5.00% , 09/01/29 ..... 100 107,476
Series 2021C , GO , 5.00% , 09/01/29 ..... 120 128,971
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 112,850
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 123,703
Series 2024A , GO , 5.00% , 08/01/29 ..... 460 494,812
2,582,083
Arizona — 1.7%
Arizona Board of Regents
Series 2021A , RB , 5.00% , 06/01/29 ..... 275 294,273
Series 2022A , RB , 5.00% , 07/01/29 ..... 220 236,135
Series 2025A , RB , 5.00% , 07/01/29 ..... 550 590,338
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 26,834
City of Chandler, Series 2023, RB,
5.00%, 07/01/29 ................. 75 80,664
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 150 160,713
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 344,621
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 198,855
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 952,771
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 185 190,529
COP , 5.00% , 12/01/29 .............. 600 646,761
County of Pima Sewer System
RB , 5.00% , 07/01/29 ............... 35 36,745
Series 2020B , COP , 5.00% , 07/01/29 .... 150 161,091
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 120 121,820
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2021D , GO , 4.00% , 07/01/29 ..... USD 80 $ 83,348
Series 2017A , GO , 5.00% , 07/01/29 ..... 100 102,824
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 435 467,439
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/29 ...... 905 930,578
Series 2025B , GO , 5.00% , 07/01/29 ..... 245 263,425
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/29 ..... 75 76,162
Series 2017A , RB , 5.00% , 01/01/29 ..... 270 281,104
Series 2021A , RB , 5.00% , 01/01/29 ..... 330 351,254
Series 2023A , RB , 5.00% , 01/01/29 ..... 270 287,389
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 425,762
7,311,435
Arkansas — 0.1%
University of Arkansas
Series 2023B , RB , 5.00% , 11/01/29 ..... 250 269,620
Series 2019A , RB , 5.00% , 03/01/31 ..... 100 106,147
375,767
California — 12.3%
Alameda Unified School District-
Alameda County, Series 2004-A, GO,
0.00%, 08/01/29
(a)
................ 55 50,354
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 160,789
Anaheim Public Financing Authority
Series 2019A , RB , 5.00% , 09/01/30 ( BAM ) 135 145,676
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 115 123,828
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 227,613
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 377,713
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(a)
............. 1,055 971,475
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 3,545 3,572,365
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 169,073
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 35,881
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 26,793
Series 2021B , RB , 5.00% , 05/01/29 ..... 180 192,909
Series 2024C , RB , 5.00% , 09/01/29 ..... 770 830,685
Series D , RB , 5.00% , 09/01/29 ......... 280 288,998
Series B , RB , 5.00% , 10/01/29 ......... 225 232,665
Series 2018C , RB , 5.00% , 11/01/29 ..... 40 42,400
Series 2021C , RB , 5.00% , 11/01/29 ..... 125 135,293
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 124,470
Series 2025C , RB , 5.00% , 11/01/29 ..... 50 54,117
Series 2019C , RB , 5.00% , 11/01/30 ..... 420 454,581
Series 2019C , RB , 5.00% , 11/01/31 ..... 375 405,618
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 153,048
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,330
Series 2019A , RB , 5.00% , 11/01/32 ..... 70 76,301
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(a)
........ 750 689,073
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 245 247,582
Series B , GO , 3.00% , 08/01/33 ........ 265 266,184

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... USD 265 $ 253,862
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 547,138
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 255 275,768
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 81,028
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 120,132
Series 2019C , RB , 5.00% , 05/15/31 ..... 55 59,257
City of Los Angeles Wastewater System, Series
A, RB, 5.00%, 06/01/29 ............ 80 82,402
City of Riverside, Series 2019A, RB,
5.00%, 10/01/31 ................. 245 263,122
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 104,067
City of San Jose, Series 2019C, GO,
5.00%, 09/01/29 ................. 100 107,619
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 230 211,384
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 89,021
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 294,868
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 94,456
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,374,613
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 54,661
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 541,716
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(a)
............. 1,480 1,358,899
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. 165 165,880
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/29 ................. 440 474,985
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 40,774
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 119,475
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 102,537
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,813,653
Los Angeles County Public Works Financing
Authority
Series 2020A , RB , 5.00% , 12/01/29 ..... 25 27,352
Series 2019E-1 , RB , 5.00% , 12/01/31 .... 130 141,296
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 142,032
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 110 111,640
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 135,737
Series 2019B , RB , 5.00% , 07/01/29 ..... 130 137,150
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 69,216
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 255,567
Series 2021B , RB , 5.00% , 07/01/29 ..... 275 292,837
Series 2022A , RB , 5.00% , 07/01/29 ..... 40 42,595
Series 2022E , RB , 5.00% , 07/01/29 ..... 105 111,811
Series 2023A , RB , 5.00% , 07/01/29 ..... 690 734,756
Series 2024A , RB , 5.00% , 07/01/29 ..... 75 79,865
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 165,054
Series 2024E , RB , 5.00% , 07/01/29 ..... 620 660,215
Series 2025D , RB , 5.00% , 07/01/29 ..... 395 420,621
Series 2019D , RB , 5.00% , 07/01/31 ..... 150 159,026
Security
Par (000)
Par (000) Value
California (continued)
Series 2019B , RB , 5.00% , 07/01/33 ..... USD 205 $ 214,684
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 47,505
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 450 456,709
Series 2018B , RB , 5.00% , 07/01/29 ..... 310 323,681
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 266,216
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 85,189
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 314,135
Series 2025C , RB , 5.00% , 07/01/29 ..... 445 473,864
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 145,670
Series 2026QRR , GO , 5.00% , 07/01/29
(b)
. 2,000 2,156,748
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 269,597
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 259,270
Los Rios Community College District
Series 2017 , GO , 5.00% , 08/01/29 ...... 80 82,768
Series E , GO , 3.00% , 08/01/32 ........ 725 723,371
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/29 ..... 505 513,661
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 65,182
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 32,796
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 53,439
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 147,241
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/29 ..... 110 118,041
Series 2026A , RB , 5.00% , 05/01/29 ..... 480 515,087
Series 2020-B , RB , 5.00% , 11/01/29 ..... 125 135,494
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(a)
... 385 353,044
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/29
(b)
........ 500 537,704
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/29 .............. 465 474,802
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 91,915
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 430,561
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 54,503
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(a)
................ 150 137,809
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 200 182,334
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,570
San Diego County Regional Airport Authority,
Series 2019A, RB, 5.00%, 07/01/31 ..... 600 647,949
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 221,356
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(a)
...... 220 202,142
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 70,427
Series 2017J , GO , 5.00% , 07/01/29 ..... 75 77,357
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 107,855
Series 2019D , RB , 5.00% , 05/01/30 ..... 60 64,538
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/29
(NPFGC)
(a)
.................... 50 45,926
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,088
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 220 202,648

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Mateo County Community College District
(a)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... USD 100 $ 91,407
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 710 648,991
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29
(a)
......... 250 229,986
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... 100 107,356
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 292,837
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 159,730
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(c)
375 393,372
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/29 (NPFGC)
(a)
200 183,400
State of California
GO , 5.00% , 04/01/29 ............... 1,385 1,483,339
Series B , GO , 5.00% , 08/01/29 ........ 300 309,473
GO , 5.00% , 08/01/29 ............... 345 366,270
GO , 4.00% , 09/01/29 ............... 955 998,986
GO , 5.00% , 09/01/29 ............... 1,440 1,555,406
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 507,667
GO , 5.00% , 10/01/29 ............... 1,745 1,884,028
Series 2023 , GO , 5.00% , 10/01/29 ...... 1,525 1,649,966
GO , 4.00% , 11/01/29 ............... 295 309,167
GO , 5.00% , 11/01/29 ............... 1,975 2,140,396
Series 2017 , GO , 5.00% , 11/01/29 ...... 300 311,295
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 514,779
GO , 5.00% , 12/01/29 ............... 555 602,448
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 302,482
GO , 5.00% , 04/01/31 ............... 225 240,485
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 312,893
GO , 5.00% , 04/01/32 ............... 290 309,457
GO , 5.00% , 10/01/32 ............... 300 323,054
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 124,158
Series BB , RB , 5.00% , 12/01/29 ........ 140 152,864
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,555
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 1,000 914,062
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 123,927
Series 2018O , RB , 4.00% , 05/15/29 ..... 190 196,141
Series 2017AY , RB , 5.00% , 05/15/29 .... 160 164,114
Series 2017M , RB , 5.00% , 05/15/29 ..... 85 87,168
Series 2018AZ , RB , 5.00% , 05/15/29 .... 80 84,087
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 161,105
Series 2023BM , RB , 5.00% , 05/15/29 .... 85 91,293
Series 2023BN , RB , 5.00% , 05/15/29 .... 155 166,475
Series 2023BQ , RB , 5.00% , 05/15/29 .... 375 402,763
Series 2024BS , RB , 5.00% , 05/15/29 .... 215 230,917
Series 2025BZ , RB , 5.00% , 05/15/29 .... 750 805,526
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(a)
.... 525 477,527
54,188,129
Colorado — 1.3%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2021A, GO,
5.00%, 12/01/29 (SAW) ............ 135 146,339
Board of Governors of Colorado State University
System
Series 2025F , RB , 5.00% , 03/01/29 ..... 610 649,022
Series A , RB , 5.00% , 03/01/29 ( HERBIP ) .. 35 36,070
Security
Par (000)
Par (000) Value
Colorado (continued)
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. USD 500 $ 540,288
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 150 152,001
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 75,479
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 140,176
Series 2022A , GO , 5.00% , 08/01/29 ..... 160 172,524
COP , 5.00% , 12/01/29 .............. 275 297,312
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... 85 91,848
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 183,697
Series 2023A , RB , 5.00% , 11/15/29 ..... 125 134,852
Series 2018B , RB , 5.00% , 12/01/29 ..... 200 211,689
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 226,335
Series 2019C , RB , 5.00% , 11/15/31 ..... 65 69,897
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 270,819
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 184,400
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 395 413,129
E-470 Public Highway Authority, Series 2000B,
RB, 0.00%, 09/01/29 (NPFGC)
(a)
....... 80 73,065
Regional Transportation District
COP , 5.00% , 06/01/29 .............. 325 348,166
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 165 178,461
State of Colorado
Series 2018M , COP , 5.00% , 03/15/29 .... 390 406,782
COP , 5.00% , 06/15/29 .............. 300 321,623
COP , 5.00% , 03/15/31 .............. 215 228,306
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 255 267,533
Weld County School District No. 6 Greeley
Series 2020 , GO , 5.00% , 12/01/29 ( SAW ) . 220 237,928
Series 2020 , GO , 5.00% , 12/01/31 ( SAW ) . 205 221,007
6,278,748
Connecticut — 1.5%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 215 222,931
Series 2022A , GO , 4.00% , 01/15/29 ..... 150 155,533
Series 2020A , GO , 5.00% , 01/15/29 ..... 335 356,056
Series 2019B , GO , 5.00% , 02/15/29 ..... 325 346,016
Series 2020C , GO , 4.00% , 06/01/29 ..... 400 416,611
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 64,306
Series 2022E , GO , 5.00% , 11/15/29 ..... 55 59,414
Series 2024H , GO , 5.00% , 11/15/29 ..... 535 577,936
Series 2025B , GO , 5.00% , 12/01/29 ..... 1,125 1,216,277
Series 2019A , GO , 5.00% , 04/15/31 ..... 135 143,765
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 465 483,633
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 212,402
Series 2021A , RB , 5.00% , 05/01/29 ..... 320 342,165
Series 2022A , RB , 5.00% , 07/01/29 ..... 130 139,454
Series 2023B , RB , 5.00% , 07/01/29 ..... 475 509,523
Series 2024B , RB , 5.00% , 07/01/29 ..... 70 75,088
Series 2018B , RB , 5.00% , 10/01/29 ..... 240 253,663
Series 2021D , RB , 5.00% , 11/01/29 ..... 425 458,783
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/29 ( SAP ) . 100 101,726
Series 2020A , RB , 5.00% , 02/15/29 ( SAP ) . 55 58,589
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 85 90,941
Series 2023A , RB , 5.00% , 08/15/29 ( SAP ) . 195 209,794

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2019 , RB , 5.00% , 11/01/29 ( SAP ) .. USD 20 $ 21,191
6,515,797
Delaware — 0.3%
County of New Castle, Series 2019, GO,
5.00%, 04/01/29 ................. 220 235,544
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 145,153
Series 2020 , RB , 5.00% , 07/01/29 ...... 225 241,921
Series 2019 , RB , 5.00% , 07/01/32 ...... 215 229,472
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 154,532
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 144,135
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 144,396
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 106,572
Series 2019 , GO , 5.00% , 02/01/32 ...... 100 106,205
1,507,930
District of Columbia — 1.2%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 15,942
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 123,067
Series 2023B , GO , 5.00% , 06/01/29 ..... 230 246,536
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 299,193
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 394,225
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 430,829
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 446,081
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 230,444
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 191,967
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 186,635
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 278,242
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 215,626
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 134,463
Series 2019C , RB , 5.00% , 10/01/30 ..... 285 306,736
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 144,827
District of Columbia Water & Sewer Authority
Series 2024A , RB , 5.00% , 10/01/29 ..... 60 64,647
Series 2025A , RB , 5.00% , 10/01/29 ..... 300 323,235
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/29
(a)
................ 245 220,164
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 153,919
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 215,486
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 203,536
Series 2021A , RB , 5.00% , 07/15/29 ..... 495 530,265
5,356,065
Florida — 4.5%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 179,668
Series 2021 , RB , 5.00% , 07/01/29 ...... 110 117,856
Series 2021D , RB , 5.00% , 07/01/29 ..... 370 395,843
Series 2024B , RB , 5.00% , 07/01/29 ..... 30 32,143
Series 2019B , RB , 5.00% , 07/01/31 ..... 55 58,599
Series 2019A , RB , 5.00% , 07/01/32 ..... 130 138,127
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 281,032
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/29 ..... 60 61,436
Series 2024A , GO , 5.00% , 06/01/29 ..... 45 48,097
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 455 469,290
City of Hollywood, Series 2019, GO,
5.00%, 07/01/29 ................. 275 294,640
Security
Par (000)
Par (000) Value
Florida (continued)
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... USD 305 $ 328,105
Series 2022A , RB , 5.00% , 10/01/29 ..... 255 274,317
Series 2023A , RB , 5.00% , 10/01/29 ..... 155 166,742
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 358,930
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 190 202,816
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 186,804
Series 2025A , GO , 5.00% , 07/01/29 ..... 60 64,361
Series 2019B , RB , 5.00% , 04/01/30 ..... 170 181,550
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 153,453
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 380 406,993
Series 2019 , RB , 5.00% , 07/01/31 ...... 620 662,679
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/29 ..... 350 361,338
County of Seminole, Series 2025A, RB,
5.00%, 10/01/29 ................. 215 232,164
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 435,100
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 26,858
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/29 .... 220 237,718
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 260 258,013
Series 2019A , RB , 5.00% , 10/01/29 ..... 555 597,231
Series 2021B , RB , 5.00% , 10/01/29 ..... 100 105,566
Series 2025A , RB , 5.00% , 10/01/29 ..... 405 435,817
Hillsborough County School Board, COP,
5.00%, 07/01/29 ................. 25 26,191
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 ................. 855 921,219
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 130 140,068
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 350 375,130
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 200 213,549
Series 2021A , RB , 5.00% , 10/01/29 ..... 120 129,498
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 269,787
Series 2019A , RB , 5.00% , 10/01/30 ..... 150 159,891
Palm Beach County School District
Series 2018C , COP , 5.00% , 08/01/29 .... 1,485 1,563,268
Series 2022B , COP , 5.00% , 08/01/29 .... 45 48,246
Series 2025A , COP , 5.00% , 08/01/29 .... 100 107,212
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 240 244,926
Series 2022A , GO , 5.00% , 03/15/29 ( BAM ) 245 261,639
Series 2025A , COP , 5.00% , 05/01/29 .... 1,225 1,300,815
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... 1,010 1,077,060
Series 2021 , GO , 5.00% , 07/01/29 ...... 50 53,445
Series B , COP , 5.00% , 07/01/29 ........ 150 153,710
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/29 ...... 215 231,360
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 246,212
Series 2017C , GO , 5.00% , 06/01/29 ..... 350 359,059
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 262,840
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 219,928
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 177,015
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 101,918
Series 2017A , GO , 5.00% , 07/01/29 ..... 80 82,250
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 294,463

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2020A , GO , 5.00% , 07/01/29 ..... USD 95 $ 102,205
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 107,584
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 112,963
Series 2019C , GO , 4.00% , 06/01/32 ..... 340 350,741
Series 2019B , GO , 5.00% , 06/01/32 ..... 180 191,902
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 44,278
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 180 189,167
Series 2019A , RB , 5.00% , 07/01/29 ..... 435 465,794
Series 2021A , RB , 5.00% , 07/01/29 ..... 490 524,687
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... 190 203,989
Series 2020A , RB , 5.00% , 07/01/29 ..... 133 142,792
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 80,522
Series 2021B , RB , 5.00% , 07/01/29 ..... 80 85,890
Series 2023A , RB , 5.00% , 07/01/29 ..... 140 150,308
Series 2024B , RB , 5.50% , 07/01/29 ..... 60 65,324
Series 2024A , RB , 6.00% , 07/01/29 ..... 290 320,209
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 96,740
Volusia County School Board, COP,
5.00%, 08/01/29 ................. 50 53,509
20,062,589
Georgia — 2.0%
Athens-Clarke County Unified Government
Series 2020 , GO , 4.00% , 12/01/29 ...... 25 26,206
Series 2021 , GO , 5.00% , 12/01/29 ...... 190 205,829
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 171,876
Series 2023F , RB , 5.00% , 07/01/29 ..... 60 64,454
Series 2019E , RB , 5.00% , 07/01/30 ..... 60 64,358
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/29 ..... 265 274,143
Series 2018C , RB , 5.00% , 11/01/29 ..... 550 568,977
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 60 64,895
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 110,654
Columbia County Public Facilities Authority,
Series 2024, RB, 5.00%, 04/01/29 ...... 350 374,841
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 269,047
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 235 245,202
Series 2020 , GO , 5.00% , 02/01/29 ...... 95 101,379
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 810 867,737
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 480 501,314
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/29 ..... 475 482,402
Series 2023B , RB , 5.00% , 07/01/29 ..... 145 155,909
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 325 343,516
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 52,849
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 31,709
Series 2020A , RB , 5.00% , 11/01/29 ..... 25 26,866
Series 2019A , RB , 5.00% , 01/01/30 ..... 225 237,408
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 940 1,010,619
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,150 1,236,395
Series 2025A , RB , 5.00% , 09/01/29 ..... 520 559,066
State of Georgia
Series 2023C , GO , 4.00% , 01/01/29 ..... 70 72,679
Series 2022C , GO , 4.00% , 07/01/29 ..... 330 345,359
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2018A , GO , 5.00% , 07/01/29 ..... USD 90 $ 94,846
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 48,443
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 48,443
Series 2020A , GO , 5.00% , 08/01/29 ..... 85 91,656
Series 2019A , GO , 5.00% , 07/01/30 ..... 225 241,782
8,990,859
Hawaii — 1.3%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 26,000
Series 2019A , RB , 4.00% , 07/01/31 ..... 495 512,601
Series 2019A , RB , 4.00% , 07/01/32 ..... 430 442,981
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 190 204,169
Series 2025E , GO , 5.00% , 07/01/29 ..... 500 537,287
Series 2019C , GO , 4.00% , 08/01/29 ..... 385 400,739
Series 2018A , GO , 5.00% , 09/01/29 ..... 145 153,000
Series 2019A , GO , 5.00% , 09/01/29 ..... 710 749,174
Series C , GO , 5.00% , 10/01/29 ........ 280 302,353
Series 2022A , GO , 5.00% , 11/01/29 ..... 465 502,935
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 140 141,461
County of Maui, Series 2020, GO,
5.00%, 03/01/29 ................. 85 90,843
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 145 154,377
Series FK , GO , 5.00% , 05/01/29 ....... 520 531,806
Series FN , GO , 5.00% , 10/01/29 ....... 380 392,425
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 343,854
State of Hawaii Harbor System, Series 2020C,
RB, 5.00%, 07/01/29 .............. 60 64,285
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/29 ................. 85 87,647
5,637,937
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 895 957,623
Series 2019A , RB , 5.00% , 07/15/30 ..... 235 251,790
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 536,717
1,746,130
Illinois — 5.3%
Board of Trustees of the University of Illinois
(The), Series 2021A, RB, 5.00%, 04/01/29 . 305 325,139
Champaign County Community Unit School
District No. 4 Champaign, Series 2019, GO,
4.00%, 06/01/31 ................. 800 823,236
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 100 106,092
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 132,615
Series 2022D , RB , 5.00% , 01/01/29 ..... 115 122,006
Series 2023 , RB , 5.00% , 01/01/29 ( BAM ) . 65 68,684
Series 2024D , RB , 5.00% , 01/01/29 ..... 80 84,874
Series 2025D , RB , 5.00% , 01/01/29 ..... 525 556,983
Series A , RB , 5.00% , 01/01/29 ......... 115 116,848
Series D , RB , 5.25% , 01/01/29 ......... 435 442,703
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 420 444,140
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/29 ...... 350 371,729
City of Chicago
Series 2008C , GO , 0.00% , 01/01/29
(a)
.... 170 154,589
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 257,016

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/29 ( AGM ) USD 475 $ 501,172
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 215 226,846
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 260 268,229
Series 2023B , RB , 5.00% , 11/01/29 ..... 110 117,750
Series 2024A , RB , 5.00% , 11/01/29 ..... 310 331,095
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 570 602,113
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 185 191,164
Series 2022A , GO , 5.00% , 11/15/29 ..... 380 408,218
County of Will, Series 2021, GO,
5.00%, 11/15/29 ................. 40 43,152
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 110 110,066
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 515 554,846
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 111,592
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 526,076
Series 2025C , RB , 5.00% , 04/01/29 ..... 320 339,740
Series 2019 , RB , 5.00% , 01/01/31 ...... 305 326,016
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 990 1,050,311
Series 2019C , RB , 5.00% , 01/01/29 ..... 750 795,690
Series 2018A , RB , 5.00% , 01/01/30 ..... 415 439,814
Series 2018A , RB , 5.00% , 01/01/31 ..... 710 750,844
Lake County School District No. 112 North
Shore, Series 2024, GO, 5.00%, 12/01/29 . 440 473,808
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/29 ..... 465 502,380
Series 2021C , GO , 5.00% , 12/01/29 ..... 265 286,303
Series 2021D , GO , 5.00% , 12/01/29 ..... 60 64,823
Regional Transportation Authority
Series 2018B , RB , 5.00% , 06/01/29 ..... 180 188,320
Series 2017A , RB , 5.00% , 07/01/29 ..... 25 25,595
Series 2002A , RB , 6.00% , 07/01/29 ( NPFGC ) 250 274,753
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 260 267,043
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 604,646
Series 2020A , RB , 5.00% , 01/01/29 ..... 690 726,564
Series 2021A , RB , 5.00% , 01/01/29 ..... 85 89,504
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 445 451,979
Series 2021A , GO , 5.00% , 03/01/29 ..... 715 755,777
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 100,418
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 385,816
Series 2026C , GO , 5.00% , 04/01/29 ..... 500 529,295
Series 2018A , GO , 5.00% , 05/01/29 ..... 785 816,463
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 731,504
Series 2023D , GO , 5.00% , 07/01/29 ..... 345 366,736
Series 2025B , GO , 5.25% , 09/01/29 ..... 525 564,574
Series 2022B , GO , 5.00% , 10/01/29 ..... 80 85,381
Series 2019A , GO , 5.00% , 11/01/29 ..... 160 170,990
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 379,865
Series 2023B , GO , 5.00% , 12/01/29 ..... 905 968,388
Series 2019B , GO , 5.00% , 11/01/31 ..... 630 669,365
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 365,197
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 529,147
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 06/15/29 ..... USD 100 $ 105,829
23,181,851
Indiana — 1.9%
Ball State University, Series S, RB,
5.00%, 07/01/29 ................. 100 106,831
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 165 173,804
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/29 ..... 140 145,763
Series 2018A , RB , 5.00% , 02/01/29 ..... 55 57,274
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 277,165
Series 2021A , RB , 5.00% , 02/01/29 ..... 55 58,631
Series 2021B , RB , 5.00% , 02/01/29 ..... 340 362,446
Series 2016C , RB , 5.00% , 06/01/29 ..... 75 80,323
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 485 521,740
Series 2021-2 , RB , 5.00% , 10/01/29 ..... 70 75,113
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 209,772
Series 2022A , RB , 5.00% , 10/01/29 ..... 140 150,605
Series 2022B , RB , 5.00% , 10/01/29 ..... 155 166,742
Series 2023A , RB , 5.00% , 10/01/29 ..... 265 285,074
Series 2019E , RB , 5.00% , 02/01/30 ..... 245 260,848
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 212,544
Series 2019C , RB , 5.00% , 02/01/31 ..... 200 212,544
Series 2019E , RB , 5.00% , 02/01/31 ..... 335 356,010
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 160,841
Series 2019A , RB , 5.00% , 01/01/29 ..... 95 100,563
Series 2025A , RB , 5.00% , 01/01/29 ..... 280 297,065
Series 2019A , RB , 5.00% , 01/01/31 ..... 135 142,603
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 131,920
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 198,420
Series Z-1 , RB , 5.00% , 08/01/29 ....... 625 672,117
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 487,374
Series 2017A , RB , 5.00% , 01/15/29 ..... 90 91,457
Series 2025A , RB , 5.00% , 01/15/29 ..... 50 53,156
Series 2025C , RB , 5.00% , 01/15/29 ..... 50 52,995
Series 2019A , RB , 5.00% , 02/01/29 ..... 110 116,629
Series 2024E , RB , 5.00% , 02/01/29 ..... 730 775,790
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 533,954
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 535 565,750
Purdue University
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 268,178
Series EE , RB , 5.00% , 07/01/29 ........ 95 101,967
8,464,008
Iowa — 0.2%
City of Des Moines, Series 2023A, GO,
6.00%, 06/01/29 ................. 150 164,825
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 595 641,168
805,993
Kansas — 0.7%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/29 ................. 265 273,402
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/29 ................. 145 156,580

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. USD 165 $ 177,785
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 890,248
Series 2021P , RB , 5.00% , 05/01/29 ..... 210 224,740
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 64,176
Series 2020P , RB , 4.00% , 06/01/29 ..... 100 102,466
Series 2021L , RB , 4.00% , 06/01/31 ..... 95 97,963
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 130 140,155
Sedgwick County Unified School District No. 265
Goddard, Series 2025-1, GO, 5.00%, 08/01/29 120 123,167
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/29 175 177,885
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/29 ..... 255 263,175
Series 2025A , RB , 5.00% , 09/01/29 ..... 290 312,942
3,004,684
Kentucky — 0.8%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 95,255
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2021A, RB,
2.00%, 08/01/32 ................. 115 103,060
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/29 .............. 240 250,219
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 170 173,943
Series A , RB , 5.00% , 06/01/29 ......... 150 160,467
Series A , RB , 5.00% , 10/01/29 ......... 100 107,646
Series 2024A , RB , 5.00% , 11/01/29 ..... 180 194,002
Series 2024B , RB , 5.00% , 11/01/29 ..... 820 884,070
Series A , RB , 5.00% , 11/01/29 ......... 185 199,391
Kentucky Turnpike Authority
Series 2022A , RB , 5.00% , 07/01/29 ..... 245 262,814
Series 2024A , RB , 5.00% , 07/01/29 ..... 375 402,267
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/29 ................. 60 64,206
Louisville & Jefferson County Metropolitan
Sewer District
Series 2022A , RB , 5.00% , 05/15/29 ..... 260 277,988
Series 2025A , RB , 5.00% , 05/15/29 ..... 330 352,831
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/29 ................. 190 205,656
3,733,815
Louisiana — 0.6%
City of New Orleans, Series 2022, GO,
5.00%, 12/01/29 ................. 60 62,772
East Baton Rouge Sewerage Commission
Series 2019B , RB , 5.00% , 02/01/29 ..... 145 154,095
Series 2019A , RB , 5.00% , 02/01/32 ..... 100 105,340
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 ................. 425 456,467
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 315 336,209
Series 2023A , GO , 5.00% , 04/01/29 ..... 145 155,033
Series 2024A , GO , 5.00% , 05/01/29 ..... 55 58,892
Series 2019A , RB , 5.00% , 09/01/29 ..... 140 147,171
Series 2023 , RB , 5.00% , 09/01/29 ...... 715 767,745
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 270,730
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2019A , GO , 5.00% , 03/01/30 ..... USD 55 $ 58,549
2,573,003
Maine — 0.6%
City of Portland, Series 2020, GO,
5.00%, 10/01/29 ................. 100 108,154
Maine Governmental Facilities Authority
Series 2020A , RB , 5.00% , 10/01/29 ..... 55 59,222
Series 2025A , RB , 5.00% , 10/01/29 ..... 120 129,212
Series 2020A , RB , 5.00% , 10/01/31 ..... 120 128,400
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/29 ..... 800 859,015
Series 2022A , RB , 5.00% , 09/01/29 ..... 45 48,320
Series 2019A , RB , 5.00% , 11/01/30 ..... 50 53,882
Series 2019A , RB , 5.00% , 11/01/31 ..... 215 231,246
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 205 219,964
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 198,414
Series 2020B , GO , 5.00% , 06/01/29 ..... 125 134,064
Series 2021B , GO , 5.00% , 06/01/29 ..... 115 123,339
Series 2022B , GO , 5.00% , 06/01/29 ..... 85 91,163
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 144,789
2,529,184
Maryland — 2.9%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 215 230,287
Series 2021A , GO , 4.00% , 10/15/29 ..... 20 20,854
Series 2019A , GO , 5.00% , 10/15/31 ..... 75 80,516
Series 2019A , RB , 5.00% , 07/01/32 ..... 245 260,496
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 258,387
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/29 ...... 10 10,701
Series 2018 , GO , 5.00% , 10/01/29 ...... 140 144,851
Series 2019 , GO , 5.00% , 10/01/29 ...... 90 97,280
Series 2020 , GO , 5.00% , 10/01/29 ...... 130 140,515
Series 2023 , GO , 5.00% , 10/01/29 ...... 130 140,515
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 70,177
Series 2020 , GO , 5.00% , 10/01/30 ...... 95 102,566
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 154,972
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 112,221
Series 2021 , GO , 5.00% , 03/01/29 ...... 295 315,289
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 149,629
Series 2019 , GO , 5.00% , 03/01/32 ...... 135 143,262
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 183,867
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 675 675,664
Series 2018A , GO , 5.00% , 02/15/29 ..... 165 172,257
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 124,064
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 124,064
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/29 ..... 125 130,710
Series 2021A , GO , 5.00% , 08/01/29 ..... 105 113,052
Series 2017C , GO , 5.00% , 10/01/29 ..... 55 56,906
Series 2020B , GO , 4.00% , 11/01/29 ..... 800 838,940
Series 2018A , GO , 5.00% , 11/01/29 ..... 330 349,892
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/29 ..... 175 184,386
Series 2020A , GO , 5.00% , 07/15/29 ..... 470 495,208
Series 2023A , GO , 5.00% , 08/01/29 ..... 165 177,653
Series 2020B , GO , 5.00% , 09/15/29 ..... 345 372,346
Series 2019A , GO , 5.00% , 07/15/30 ..... 175 187,911

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019A , GO , 4.00% , 07/15/31 ..... USD 415 $ 429,437
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 500,083
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 198,796
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 81,712
Series 2018A , GO , 5.00% , 03/15/29 ..... 350 366,084
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 395 422,290
Series 2020A , GO , 5.00% , 03/15/29 ..... 540 577,308
Series 2022-1A , GO , 5.00% , 06/01/29 .... 465 499,304
Series 2021A , GO , 5.00% , 08/01/29 ..... 100 107,733
Series 2019-2A , GO , 5.00% , 08/01/30 .... 220 236,568
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 240 255,545
Series 2019-2A , GO , 5.00% , 08/01/31 .... 365 391,309
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 164,732
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/29 ...... 55 57,638
Series 2020 , RB , 5.00% , 10/01/29 ...... 180 194,308
Series 2021A , RB , 5.00% , 10/01/29 ..... 105 113,346
Series 2021A , RB , 4.00% , 10/01/30 ..... 515 535,312
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 144,918
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 277,690
University System of Maryland
Series 2018-A , RB , 5.00% , 04/01/29 ..... 105 109,658
Series 2019C , RB , 5.00% , 04/01/29 ..... 205 218,833
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 85,398
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/29 ( GTD ) 115 118,078
Series 2020 , RB , 5.00% , 06/01/29 ( GTD ) .. 150 161,158
12,866,676
Massachusetts — 1.8%
City of Boston, Series 2017A, GO,
3.00%, 04/01/29 ................. 100 99,989
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 420 448,291
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 80,332
Series 2019F , GO , 5.00% , 05/01/29 ..... 220 235,640
Series 2018B , GO , 5.00% , 07/01/29 ..... 145 155,818
Series 2020B , GO , 5.00% , 07/01/29 ..... 50 53,730
Series 2020D , GO , 5.00% , 07/01/29 ..... 315 338,501
Series 2019G , GO , 5.00% , 09/01/29 ..... 215 231,794
Series 2022A , GO , 5.00% , 10/01/29 ..... 260 280,765
Series 2020E , GO , 5.00% , 11/01/29 ..... 200 216,323
Series 2024B , GO , 5.00% , 11/01/29 ..... 85 91,937
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 132,990
Series 2019G , GO , 5.00% , 09/01/30 ..... 180 194,034
Series 2019A , GO , 5.00% , 01/01/31 ..... 575 610,803
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 79,945
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/29 ............ 2,500 2,675,374
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(a)
.................... 115 106,318
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/29 ......... 500 535,821
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30
32,196
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 53,381
Series 2019B-1 , RB , 5.00% , 01/01/30 .... 145 154,304
Series 2019C , RB , 5.00% , 01/01/31 ..... 270 287,164
Series 2019C , RB , 5.00% , 01/01/32 ..... 315 334,860
Series 2019C , RB , 5.00% , 01/01/33 ..... 160 169,990
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority
Series 2017-3 , RB , 5.00% , 11/01/29 ..... USD 275 $ 284,739
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 80 86,131
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,323
7,992,493
Michigan — 1.4%
Chippewa Valley Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 400 425,709
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 188,658
Series 2018B , RB , 5.00% , 07/01/29 ..... 100 107,233
Great Lakes Water Authority Water Supply
System, Series 2025A, RB, 5.00%, 07/01/29 320 343,147
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 260 279,936
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 915 968,948
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 260 280,869
Michigan State University
Series 2019B , RB , 5.00% , 02/15/29 ..... 20 21,327
Series 2023A , RB , 5.00% , 02/15/29 ..... 185 197,277
Series 2020A , RB , 5.00% , 08/15/29 ..... 170 183,120
Series 2023A , RB , 5.00% , 08/15/29 ..... 470 506,273
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 435 470,968
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 216,537
Series 2023 , RB , 5.00% , 11/15/29 ...... 155 167,816
University of Michigan
Series 2017A , RB , 5.00% , 04/01/29 ..... 115 117,564
Series 2019A , RB , 5.00% , 04/01/29 ..... 240 256,754
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 80,236
Series 2019A , RB , 5.00% , 04/01/30 ..... 135 144,173
Utica Community Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 830 880,394
Wayne County Airport Authority
Series 2018A , RB , 5.00% , 12/01/29 ..... 435 460,870
Series 2021A , RB , 5.00% , 12/01/29 ..... 20 21,594
6,319,403
Minnesota — 1.6%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/29 ................. 65 70,418
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 335 348,092
Series 2019C , GO , 5.00% , 12/01/29 ..... 155 168,085
Series 2020A , GO , 5.00% , 12/01/29 ..... 80 86,753
Lakeville Independent School District No. 194,
Series 2020A, GO, 3.00%, 02/01/29 (SD
CRED PROG) .................. 790 793,330
Metropolitan Council, Series 2021C, GO,
5.00%, 12/01/29 ................. 125 135,418
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 195 206,879
Series 2023A , RB , 5.00% , 01/01/29 ..... 440 466,805
Series A , RB , 5.00% , 01/01/29 ......... 690 701,087
North St Paul-Maplewood-Oakdale Independent
School District No. 622, Series 2021A, GO,
2.00%, 02/01/31 (SD CRED PROG) ..... 175 161,143
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 58,598
Series 2020B , GO , 4.00% , 08/01/29 ..... 140 146,043

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2018A , GO , 5.00% , 08/01/29 ..... USD 280 $ 294,928
Series 2019A , GO , 5.00% , 08/01/29 ..... 345 371,355
Series 2019B , GO , 5.00% , 08/01/29 ..... 185 199,133
Series 2020A , GO , 5.00% , 08/01/29 ..... 155 166,841
Series 2022B , GO , 5.00% , 08/01/29 ..... 255 274,480
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 53,820
Series 2023B , GO , 5.00% , 08/01/29 ..... 245 263,716
Series 2024A , GO , 5.00% , 08/01/29 ..... 65 69,965
Series 2025B , GO , 5.00% , 08/01/29 ..... 70 75,347
Series 2017D , GO , 3.00% , 10/01/29 ..... 470 471,162
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 155,191
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 107,921
Series 2019B , GO , 3.00% , 08/01/31 ..... 50 50,129
Series 2019A , GO , 5.00% , 08/01/31 ..... 565 606,881
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 64,084
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 211,408
Series 2017B , RB , 5.00% , 12/01/29 ..... 270 279,967
Series 2019A , RB , 5.00% , 04/01/30 ..... 100 106,652
7,165,631
Mississippi — 0.4%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 450 477,545
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 445 460,041
Series 2024 , RB , 5.00% , 10/01/29 ...... 135 144,952
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/29 .............. 540 566,332
1,648,870
Missouri — 0.8%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 350 373,886
Curators of the University of Missouri (The),
Series 2024, RB, 5.00%, 11/01/29 ...... 70 75,689
Kansas City Industrial Development Authority
Series 2020B , RB , 5.00% , 03/01/29 ..... 125 132,638
Series 2019C , RB , 5.00% , 03/01/30 ..... 230 243,519
Series 2019C , RB , 5.00% , 03/01/32 ..... 520 548,592
Metropolitan St. Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 75,077
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 420 450,336
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 446,126
Series 2023 , RB , 5.00% , 01/01/29 ...... 600 634,961
Series 2024 , RB , 5.00% , 01/01/29 ...... 130 137,403
Series 2017 , RB , 5.00% , 12/01/29 ...... 150 155,013
Series 2025 , RB , 5.00% , 12/01/29 ...... 215 231,291
3,504,531
Nebraska — 0.6%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 270 274,941
City of Omaha
Series 2022B , 4.00% , 02/15/29 ........ 30 31,006
Series 2020A , RB , 4.00% , 04/01/29 ..... 145 150,067
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,650
Series 2019 , GO , 5.00% , 04/15/29 ...... 25 26,729
Series 2024 , GO , 5.00% , 04/15/29 ...... 100 106,915
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/29 ..... 120 124,660
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2026B , RB , 5.00% , 01/01/29
(b)
.... USD 500 $ 529,731
Omaha Public Power District
Series 2018A , RB , 5.00% , 02/01/29 ..... 100 104,136
Series 2022B , RB , 5.00% , 02/01/29 ..... 125 133,043
Series 2023A , RB , 5.00% , 02/01/29 ..... 115 122,399
Series 2024A , RB , 5.00% , 02/01/29 ..... 85 90,469
Series 2019A , RB , 5.00% , 02/01/31 ..... 315 333,844
Series 2019A , RB , 5.00% , 02/01/32 ..... 435 459,753
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/29 ................. 120 127,590
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 200 211,972
2,847,905
Nevada — 2.3%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 300 310,623
Series 2020A , GO , 5.00% , 06/15/29 ( AGM ) 80 85,567
Series 2020B , GO , 5.00% , 06/15/29 ( BAM ) 120 128,351
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 229,430
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 106,711
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 197,416
Series 2024A , GO , 5.00% , 06/15/29 ..... 55 58,691
Series 2024B , GO , 5.00% , 06/15/29 ..... 470 501,544
Series 2019B , GO , 5.00% , 06/15/30 ..... 95 101,432
Clark County Water Reclamation District, Series
2023, GO, 5.00%, 07/01/29 .......... 50 53,650
County of Clark
Series 2022 , GO , 4.00% , 06/01/29 ...... 75 78,137
Series 2018A , GO , 5.00% , 06/01/29 ..... 65 68,292
Series 2017 , GO , 5.00% , 06/01/29 ...... 165 169,400
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 210,312
Series 2019 , RB , 5.00% , 07/01/29 ...... 250 268,249
Series 2019C , GO , 5.00% , 07/01/29 ..... 255 273,775
Series 2019E , RB , 5.00% , 07/01/29 ..... 600 643,211
Series 2021 , RB , 5.00% , 07/01/29 ...... 55 59,015
Series 2019A , GO , 5.00% , 12/01/29 ..... 420 454,526
Series 2019E , RB , 5.00% , 07/01/30 ..... 170 181,973
Series 2019 , GO , 5.00% , 06/01/31 ...... 275 294,623
Series 2019C , GO , 5.00% , 07/01/31 ..... 185 198,200
Series 2019 , GO , 5.00% , 06/01/32 ...... 150 160,193
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 359,980
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 106,151
County of Clark Department of Aviation
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,450 1,554,426
Series 2019D , RB , 5.00% , 07/01/31 ..... 275 293,505
County of Washoe
Series 2018 , RB , 5.00% , 02/01/29 ...... 25 26,582
Series 2019 , RB , 5.00% , 02/01/29 ...... 100 106,327
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 249,830
Series 2018 , RB , 5.00% , 02/01/31 ...... 205 217,493
Series 2018 , RB , 5.00% , 02/01/32 ...... 190 201,024
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/29 ..... 50 50,848
Series 2019A , GO , 5.00% , 06/01/29 ..... 75 80,484
Series 2022A , GO , 5.00% , 06/01/29 ..... 55 59,022
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 85,850
Series 2022C , GO , 5.00% , 06/01/29 ..... 295 316,572
Nevada System of Higher Education
Series 2022 , RB , 5.00% , 07/01/29 ...... 345 369,759
Series 2023 , RB , 5.00% , 07/01/29 ...... 60 64,306
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 140 149,948
Series 2023A , GO , 5.00% , 05/01/29 ..... 135 144,593

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019A , GO , 3.00% , 05/01/31 ..... USD 225 $ 224,665
GO , 5.00% , 08/01/31 ............... 115 123,443
Washoe County School District
Series 2017C , GO , 5.00% , 10/01/29 ..... 60 61,963
Series 2018 , GO , 5.00% , 10/01/29 ( BAM ) . 70 74,072
Series 2019B , GO , 5.00% , 10/01/29 ..... 50 53,940
Series 2020A , GO , 5.00% , 10/01/29 ..... 150 161,821
9,969,925
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 90 95,920
Series 2017B , RB , 4.00% , 08/15/29 ( ST
INTERCEPT ) .................. 145 147,427
Series 2020B , RB , 5.00% , 08/15/29 ..... 40 43,046
Series 2021C , RB , 5.00% , 08/15/29 ..... 210 225,994
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 115 123,758
Series 2023B , RB , 5.00% , 08/15/29 ..... 125 134,520
Series 2020B , RB , 5.00% , 08/15/30 ..... 105 112,803
Series 2020B , RB , 3.00% , 08/15/32 ..... 275 274,444
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/29 .......... 55 59,429
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 64,030
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 103,013
Series 2020A , GO , 5.00% , 12/01/32 ..... 185 199,402
1,583,786
New Jersey — 2.0%
County of Essex, Series 2022, GO,
3.00%, 08/15/29 ................. 80 80,650
County of Morris
Series 2021 , GO , 2.00% , 02/01/29 ...... 100 96,187
Series 2021 , GO , 2.00% , 02/01/30 ...... 1,250 1,183,685
County of Somerset, Series 2021AC, GO,
2.00%, 07/15/31 ................. 60 55,308
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 79,599
Series 2019LLL , RB , 5.00% , 06/15/29 .... 200 213,704
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 335 364,833
Series 2020A , RB , 5.00% , 11/01/29 ..... 515 553,821
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 293,344
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 160,316
Series 2024 , RB , 5.00% , 06/01/29 ...... 345 369,391
Series 2017B , RB , 5.00% , 07/01/29 ..... 135 138,846
New Jersey Transportation Trust Fund Authority
Series 2019BB , RB , 5.00% , 06/15/29 .... 300 317,221
Series 2021A , RB , 5.00% , 06/15/29 ..... 920 983,894
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 142,312
Series 2017E , RB , 5.00% , 01/01/29 ..... 240 249,666
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 334,525
Series 2025B , RB , 5.00% , 01/01/29 ..... 550 584,091
Series 2005A , RB , 5.25% , 01/01/29 ..... 300 321,558
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 2,170 2,329,350
8,852,301
Security
Par (000)
Par (000) Value
New Mexico — 1.0%
Albuquerque Bernalillo County Water Utility
Authority, Series 2021, RB, 4.00%, 07/01/30 USD 130 $ 135,090
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 45 48,180
Series 2023B , RB , 5.00% , 06/01/29 ..... 225 240,900
Series 2018E , RB , 5.00% , 06/15/29 ..... 240 251,804
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 235 251,792
Series 2021A , RB , 5.00% , 06/15/29 ..... 685 733,947
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 550 588,427
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/29 ...... 70 74,598
Series 2021 , GO , 5.00% , 03/01/29 ...... 60 64,040
Series 2023 , GO , 5.00% , 03/01/29 ...... 300 320,199
Series 2025 , GO , 5.00% , 03/01/29 ...... 20 21,347
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 625 670,031
Series 2021A , RB , 5.00% , 07/01/29 ..... 520 557,466
Series 2025A , RB , 5.00% , 07/01/29 ..... 250 268,012
4,225,833
New York — 7.5%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/29 (BAM) . 130 140,188
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 150 159,735
Series A-2 , GO , 5.00% , 08/01/29 ....... 60 62,350
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 270 277,364
Series 2018C , GO , 5.00% , 08/01/29 ..... 480 498,799
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 498,260
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/29 ................ 545 583,990
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 330 353,609
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 285 305,389
Series 2021C , GO , 5.00% , 08/01/29 ..... 195 208,951
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29 ................ 50 53,577
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 410 439,332
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 353,609
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 220 236,457
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 260 279,449
Series 2008L-6 , GO , 5.00% , 04/01/30 .... 420 446,443
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 145 153,481
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 175 187,635
Series 2019E , GO , 5.00% , 08/01/31 ..... 925 977,595
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 112,368
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 348,136
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 305 325,788
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 479,311
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/29 ................. 225 240,027
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 206,528
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 118,539
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 82,817
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 56,037
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 337,415
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 278,501
Series 2020E , RB , 5.00% , 03/15/29 ..... 60 64,216

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... USD 305 $ 310,622
Long Island Power Authority
Series 2018 , RB , 5.00% , 09/01/29 ...... 100 105,382
Series 2019A , RB , 5.00% , 09/01/29 ..... 575 605,945
Series 2003C , RB , 5.25% , 09/01/29 ..... 470 502,133
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/29
(a)
... 25 22,461
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 261,062
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 485,608
Series 2024A , RB , 5.00% , 11/15/29 ..... 300 323,739
Series 2025B , RB , 5.00% , 11/15/29 ..... 1,085 1,170,855
Monroe County Industrial Development Corp.,
Series 2017, RB, 5.00%, 05/01/29 (SAW) . 165 168,982
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 155 162,226
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 175 183,159
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 250 260,076
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/29 ................ 75 80,808
Series 2021DD , RB , 5.00% , 06/15/29 .... 325 350,169
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 127,945
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 53,869
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 96,964
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 245 251,971
Series S-2 , RB , 5.00% , 07/15/29 ( SAW ) .. 210 215,975
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 250,312
New York City Transitional Finance Authority
Future Tax Secured
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 150 159,458
Series 2026E , RB , 5.00% , 05/01/29 ..... 125 133,554
Series 2026B , RB , 5.00% , 05/01/29 ..... 50 53,422
Series 2025D , RB , 5.00% , 05/01/29 ..... 5 5,342
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/29 ................ 75 80,535
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 465 478,549
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 348,986
Series C , RB , 3.00% , 11/01/29 ......... 155 155,354
Series 2026C , RB , 5.00% , 11/01/29 ..... 500 539,432
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 115 124,069
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 440 474,700
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 285 307,476
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 80 82,778
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 915 987,161
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 185 199,590
Series 2021G1 , RB , 5.00% , 11/01/29 .... 175 188,801
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 545 587,981
Series 2021A , RB , 5.00% , 11/01/29 ..... 520 561,009
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 85 91,703
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,023,302
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 140 150,335
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 254,868
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,869,451
Series 2023A , RB , 5.00% , 03/15/29 ..... 315 337,415
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 234,785
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025C , RB , 5.00% , 03/15/29 ..... USD 160 $ 170,921
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 107,116
Series 2026A , RB , 5.00% , 03/15/29 ..... 455 486,057
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 241,011
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 104,712
Series 2021A , RB , 4.00% , 07/01/29 ..... 60 61,995
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 268,975
Series 2017A , RB , 5.00% , 07/01/29 ..... 150 154,067
Series 2018A , RB , 5.00% , 07/01/29 ..... 90 94,769
Series 2019A , RB , 5.00% , 07/01/29 ..... 115 123,692
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 380,731
Series 2025A , RB , 5.00% , 10/01/29 ..... 95 102,882
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 120 123,930
Series 2022A , RB , 5.00% , 10/01/29 ( BAM ) 100 108,297
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 309,259
Series 2021A , RB , 5.00% , 10/01/31 ..... 135 145,019
Series 2019A , RB , 5.00% , 03/15/32 ..... 345 367,122
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 371,645
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 234,741
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/29 ..... 20 20,557
Series 2017E , RB , 5.00% , 06/15/29 ..... 155 159,194
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 173,448
Series 2019B , RB , 5.00% , 06/15/29 ..... 100 107,807
Series 2024A , RB , 5.00% , 06/15/29 ..... 15 16,171
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 151,065
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 86,119
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 144,921
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 120 127,697
Series P , RB , 5.00% , 01/01/29 ......... 40 42,662
Series Q , RB , 5.00% , 01/01/29 ........ 780 831,902
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 21,683
Series 213 , RB , 5.00% , 09/01/29 ....... 35 37,945
Series 2017 , RB , 5.00% , 11/15/29 ...... 370 383,724
Series 217 , RB , 5.00% , 11/01/32 ....... 85 91,476
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 185 198,309
Series 2012B , RB , 0.00% , 11/15/29
(a)
.... 95 85,771
Series 2013A , RB , 0.00% , 11/15/29
(a)
.... 1,025 922,202
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 194,478
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 178,602
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 151,541
Series B , RB , 5.00% , 11/15/29 ......... 475 486,769
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 48,892
32,906,091
North Carolina — 2.2%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,373
Series 2019B , COP , 5.00% , 06/01/29 .... 110 117,946
Series 2023B , COP , 5.00% , 06/01/29 .... 575 616,004
Series 2022A , RB , 5.00% , 07/01/29 ..... 70 75,107
Series 2023A , RB , 5.00% , 07/01/29 ..... 110 118,026
Series A , RB , 5.00% , 07/01/29 ......... 100 102,778
Series 2020 , RB , 5.00% , 12/01/29 ...... 80 86,836
Series 2021B , COP , 5.00% , 12/01/29 .... 400 432,611
Series 2024 , RB , 5.00% , 12/01/29 ...... 40 43,418
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 840,774
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/29 ...... 110 115,827
Series 2019 , RB , 5.00% , 07/01/29 ...... 80 86,120
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 150,710
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,295

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
City of Durham, Series 2018, RB,
5.00%, 04/01/29 ................. USD 60 $ 62,821
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 203,485
City of Raleigh, Series 2024, RB,
5.00%, 10/01/29 ................. 75 80,888
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 115 123,378
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 666,611
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 80,179
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 80,192
County of Guilford
Series 2022B , GO , 5.00% , 03/01/29 ..... 25 26,726
Series 2017B , GO , 5.00% , 05/01/29 ..... 130 133,223
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 133,577
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 112,251
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 400,897
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 108,092
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 193,331
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 106,906
Series 2025A , GO , 5.00% , 04/01/29 ..... 175 187,420
Series 2024 , RB , 5.00% , 05/01/29 ...... 155 166,019
Series 2025A , RB , 5.00% , 05/01/29 ..... 20 21,422
Series 2018A , RB , 5.00% , 08/01/29 ..... 80 84,371
Series 2024B , GO , 5.00% , 09/01/29 ..... 375 405,041
Series 2019 , RB , 5.00% , 09/01/31 ...... 145 155,681
Series 2019 , RB , 5.00% , 09/01/32 ...... 50 53,549
North Carolina Municipal Power Agency No. 1,
Series 2019A, RB, 5.00%, 01/01/29 ..... 55 58,279
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 700 746,736
Series 2021 , RB , 5.00% , 03/01/29 ...... 100 106,677
Series 2017B , RB , 5.00% , 05/01/29 ..... 75 76,815
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 144,557
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 160,619
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 171,951
Series 2019A , RB , 5.00% , 05/01/30 ..... 320 342,207
Series 2019 , RB , 5.00% , 03/01/31 ...... 815 865,072
Series 2019A , RB , 5.00% , 05/01/31 ..... 225 239,876
Series 2019 , RB , 5.00% , 03/01/32 ...... 215 227,790
9,550,464
North Dakota — 0.1%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/29 .............. 175 188,639
North Dakota Public Finance Authority
Series 2018A , RB , 5.00% , 10/01/29 ..... 280 296,345
Series 2022A , RB , 5.00% , 10/01/29 ..... 130 140,467
625,451
Ohio — 2.8%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/29 ..... 980 1,041,140
Series 2019A , RB , 5.00% , 02/15/32 ..... 75 78,843
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 340 369,965
City of Cincinnati, Series 2019, GO,
5.00%, 12/01/31 ................. 40 43,064
City of Cleveland, Series 2017B-1, RB,
5.00%, 10/01/29 ................. 45 47,034
Security
Par (000)
Par (000) Value
Ohio (continued)
City of Columbus
Series 2017A , GO , 4.00% , 04/01/29 ..... USD 75 $ 75,901
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 134,412
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 203,136
Series 2021A , GO , 5.00% , 04/01/29 ..... 60 64,148
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 53,457
Series 2023-1 , GO , 5.00% , 08/15/29 ..... 60 64,625
Series 2023A , GO , 5.00% , 08/15/29 ..... 190 204,645
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 134,635
Series 2024A , GO , 5.00% , 08/15/29 ..... 65 70,010
Series 2019A , GO , 5.00% , 04/01/30 ..... 235 250,947
Series 2019A , GO , 5.00% , 04/01/32 ..... 225 239,381
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 ................. 190 204,235
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/29 ................. 20 20,732
County of Franklin, Series 2018, RB,
4.00%, 06/01/29 ................. 175 180,315
Miami University, Series 2021A, RB,
5.00%, 09/01/29 ................. 130 139,336
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 615 665,578
Series 2021A , RB , 5.00% , 12/01/29 ..... 165 178,570
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/29 ..... 165 171,802
Series 2022A , RB , 5.00% , 02/15/29 ..... 160 170,382
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 135 144,698
Series 2019A , RB , 5.00% , 06/01/29 ..... 995 1,060,871
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 69,669
Series 2019 , RB , 5.00% , 12/01/29 ...... 770 829,366
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 37,875
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 178,552
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 129,783
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... 65 66,696
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 139,338
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 150,057
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 107,183
Series 2020A , RB , 5.00% , 12/01/29 ..... 130 140,677
Series 2023C , RB , 5.00% , 12/01/29 ..... 85 91,981
Series 2024D , RB , 5.00% , 12/01/29 ..... 65 70,339
Series 2024E , RB , 5.00% , 12/01/29 ..... 140 151,499
State of Ohio
Series 2020A , RB , 5.00% , 02/01/29 ..... 95 101,188
Series 2025A , GO , 5.00% , 03/01/29 ..... 155 165,515
Series 2020C , GO , 5.00% , 03/01/29 ..... 400 427,136
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 112,123
Series 2019A , RB , 5.00% , 04/01/29 ..... 100 106,885
Series 2021A , RB , 5.00% , 04/01/29 ..... 130 138,950
Series Y , GO , 5.00% , 05/01/29 ......... 145 155,382
Series 2025A , GO , 5.00% , 05/01/29 ..... 105 112,518
Series 2021A , GO , 5.00% , 05/01/29 ..... 280 300,048
Series 2019A , GO , 5.00% , 06/15/29 ..... 140 150,387
COP , 5.00% , 09/01/29 .............. 90 96,991
Series 2017B , GO , 5.00% , 09/01/29 ..... 85 91,688
Series 2021B , GO , 5.00% , 09/15/29 ..... 85 91,757
Series 2020A , RB , 5.00% , 10/01/29 ..... 40 43,177
Series 2019B , RB , 5.00% , 10/01/29 ..... 20 21,588
Series 2025B , GO , 5.00% , 11/01/29 ..... 75 81,166
Series 2022A , RB , 5.00% , 12/01/29 ..... 95 102,870
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 323,510
Series 2020A , RB , 5.00% , 12/01/29 ..... 75 81,214

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , GO , 5.00% , 06/15/31 ..... USD 450 $ 481,557
Series 2019A , GO , 5.00% , 06/15/32 ..... 355 379,358
University of Cincinnati
Series 2019A , RB , 5.00% , 06/01/29 ..... 125 133,607
Series 2024C , RB , 5.00% , 06/01/29 ..... 50 53,443
Series 2019A , RB , 5.00% , 06/01/30 ..... 250 269,438
12,196,373
Oklahoma — 0.7%
City of Oklahoma
Series 2023 , GO , 4.00% , 03/01/29 ...... 30 31,197
Series 2019 , GO , 5.00% , 03/01/29 ...... 130 138,646
Series 2021 , GO , 3.00% , 03/01/33 ...... 180 177,315
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 410 440,200
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/29 ......... 80 84,267
Oklahoma Municipal Power Authority
Series 2021A , RB , 5.00% , 01/01/29 ..... 145 153,457
Series 2025A , RB , 5.00% , 01/01/29 ..... 110 116,415
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/29 ................. 395 424,544
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/29 ..... 450 456,957
Series 2020A , RB , 5.00% , 01/01/29 ..... 95 100,566
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 320 327,164
Series 2020 , RB , 5.00% , 04/01/29 ...... 50 53,432
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 205 219,072
Series 2023 , RB , 5.00% , 04/01/29 ...... 190 203,042
Series 2023B , RB , 5.00% , 10/01/29 ..... 105 113,279
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/29 (BAM) .......... 115 123,000
3,162,553
Oregon — 1.7%
City of Portland
Series 2024B , GO , 5.00% , 06/01/29 ..... 60 64,461
Series 2018B , GO , 5.00% , 06/15/29 ..... 20 21,047
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 53,367
Series 2025B , RB , 5.00% , 06/01/29 ..... 115 123,374
Series 2019A , RB , 5.00% , 03/01/31 ..... 130 139,944
Series 2019A , RB , 5.00% , 03/01/32 ..... 60 64,431
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 262,161
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 160,659
Series 2019A , RB , 5.00% , 05/01/30 ..... 550 595,188
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 88,555
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 165 177,407
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 810 869,895
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a)
.... 1,225 1,120,396
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29 ..... 50 53,533
Series 2019A , RB , 5.00% , 04/01/32 ..... 100 106,195
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 386,804
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/29 (GTD)
(a)
.... 500 455,339
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon
Series 2017A , GO , 5.00% , 05/01/29 ..... USD 50 $ 51,175
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 64,318
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 192,953
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 176,873
Series 2025A , GO , 5.00% , 05/01/29 ..... 35 37,519
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 42,950
Series L , GO , 5.00% , 08/01/29 ........ 125 128,660
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 262,141
Series 2019N , GO , 5.00% , 05/01/30 ..... 100 108,111
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 263,343
Series 2019A , GO , 5.00% , 05/01/31 ..... 650 694,118
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 360 385,876
Series 2022A , RB , 5.00% , 11/15/29 ..... 145 157,199
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin, Series 2017,
GO, 5.00%, 06/15/29 (GTD) .......... 80 82,121
7,390,113
Pennsylvania — 3.7%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 455 468,651
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 175 183,521
Series 2024 , RB , 5.00% , 12/01/29 ...... 270 291,887
Series 2025 , RB , 5.00% , 12/01/29 ...... 140 151,349
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 310 331,084
Series 2025C , GO , 5.00% , 08/01/29 ..... 440 472,132
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 187,144
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/29 ..... 50 53,285
Series 2024C , RB , 5.00% , 09/01/29 ..... 250 268,757
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 215 218,539
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 286,194
Series 2026 , GO , 5.00% , 04/01/29 ...... 1,000 1,068,847
Series 2020 , GO , 5.00% , 05/01/29 ...... 340 364,038
Series 2021 , GO , 5.00% , 05/15/29 ...... 390 417,891
Series 2019 , GO , 5.00% , 07/15/29 ...... 745 800,880
Series 2025A , GO , 5.00% , 08/15/29 ..... 90 96,907
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 710 765,153
Series 2022-1 , GO , 5.00% , 10/01/29 ..... 205 221,282
County of Chester, Series 2026A, GO,
5.00%, 07/15/29 ................. 405 435,637
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 160 171,238
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 270,901
Delaware River Joint Toll Bridge Commission
Series 2019B , RB , 5.00% , 07/01/30 ..... 50 53,436
Series 2019B , RB , 5.00% , 07/01/31 ..... 145 154,615
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 80 84,850
Series 2018A , RB , 5.00% , 01/01/30 ..... 700 742,765
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 222,077
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 258,976
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 320 345,580
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 305,423

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... USD 185 $ 197,148
Series 2025A , RB , 5.00% , 09/01/29 ..... 350 376,642
Series A , RB , 5.00% , 09/01/29 ......... 445 459,385
Series 2019A , RB , 5.00% , 09/01/32 ..... 75 80,323
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/29 ...... 500 532,549
Series 2017 , RB , 5.00% , 12/01/29 ...... 610 632,587
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 241,723
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 151,399
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 335,240
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 177,263
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 118,956
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 69,831
Series 2019A , RB , 5.00% , 12/01/30 ..... 275 295,710
Series 2019A , RB , 5.00% , 12/01/31 ..... 235 252,008
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 500 537,845
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 495 530,537
Series 2019A , RB , 5.00% , 09/01/32 ..... 510 545,308
State Public School Building Authority, Series
2006-B, RB, 5.00%, 06/01/29 ......... 220 233,385
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 ................. 140 149,163
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 372,310
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 315,663
16,298,014
Rhode Island — 0.8%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 260 277,274
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 965 1,038,136
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,516
Series 2023 , RB , 5.00% , 11/01/29 ...... 195 208,283
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 270 278,724
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 130,710
Series 2019A , GO , 5.00% , 05/01/29 ..... 160 171,130
Series 1 , GO , 5.00% , 10/15/29 ........ 160 172,628
Series 2019C , GO , 5.00% , 01/15/30 ..... 385 409,155
Series 2019C , GO , 5.00% , 01/15/31 ..... 220 233,276
Series 2019C , GO , 5.00% , 01/15/32 ..... 435 460,120
3,400,952
South Carolina — 0.6%
Beaufort County School District
Series 2021A , GO , 5.00% , 03/01/29 ( SCSDE ) 55 58,674
Series 2022C , GO , 5.00% , 03/01/29
( SCSDE ) ..................... 50 53,340
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/29 .............. 30 32,142
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/29 ...... 85 88,342
Fort Mill School District No. 4, Series 2017E,
GO, 5.00%, 03/01/29 (SCSDE) ........ 120 125,118
Horry County School District
Series 2024 , GO , 5.00% , 03/01/29 ( SCSDE ) 60 64,042
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2025 , GO , 5.00% , 03/01/29 ( SCSDE ) USD 400 $ 426,944
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/29 ................. 460 496,377
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... 250 269,395
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 129,310
Series 2026C , RB , 5.00% , 12/01/29 ..... 125 134,698
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 185 195,621
Series 2021B , RB , 5.00% , 10/01/29 ..... 490 528,950
2,602,953
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/29 ......... 115 118,341
Tennessee — 1.8%
City of Chattanooga
Series 2019B , GO , 5.00% , 02/01/29 ..... 320 341,310
Series 2025 , RB , 5.00% , 09/01/29 ...... 60 64,687
City of Memphis
Series 2021 , GO , 5.00% , 05/01/29 ...... 335 358,304
Series 2024A , GO , 5.00% , 10/01/29 ..... 50 53,906
Series 2020A , GO , 5.00% , 12/01/29 ..... 145 156,816
City of Memphis Light Gas & Water Division
Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 415 448,819
Series 2024 , RB , 5.00% , 12/01/29 ...... 45 48,667
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/29 ..... 120 129,380
County of Hamilton, Series 2018A, GO,
5.00%, 04/01/29 ................. 75 78,526
County of Knox, Series 2020C, GO,
5.00%, 06/01/30 ................. 170 181,870
County of Montgomery
Series 2020B , GO , 5.00% , 06/01/29 ..... 75 80,300
Series 2023A , GO , 5.00% , 06/01/29 ..... 145 155,247
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 133,835
County of Shelby
Series 2019B , GO , 5.00% , 04/01/30 ..... 435 464,041
Series 2019A , GO , 5.00% , 04/01/31 ..... 80 85,183
Series 2019A , GO , 3.13% , 04/01/32 ..... 400 396,157
County of Sumner, Series 2019, GO,
5.00%, 12/01/29 ................. 60 63,726
County of Williamson
Series 2018 , GO , 5.00% , 04/01/29 ...... 60 62,821
Series 2019 , GO , 5.00% , 04/01/29 ...... 75 80,301
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 128,482
Series 2019 , GO , 5.00% , 04/01/30 ...... 100 106,880
County of Wilson
Series 2018 , GO , 3.00% , 04/01/29 ...... 390 389,427
Series 2022 , GO , 5.00% , 04/01/29 ...... 365 372,968
Series 2019 , GO , 5.00% , 04/01/30 ...... 85 90,650
Series 2019 , GO , 5.00% , 04/01/31 ...... 435 463,056
Metropolitan Government of Nashville &
Davidson County
Series 2022B , GO , 4.00% , 01/01/29 ..... 165 170,964
Series 2024A , GO , 5.00% , 01/01/29 ..... 75 79,770
Series 2017A , RB , 5.00% , 05/15/29 ..... 500 512,592
Series 2017B , RB , 5.00% , 05/15/29 ..... 225 230,784
Series 2024B , RB , 5.00% , 05/15/29 ..... 125 133,871
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 112,981

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2018 , GO , 5.00% , 07/01/29 ...... USD 115 $ 120,940
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 214,915
Series 2021A , RB , 5.00% , 07/01/29 ..... 140 150,440
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/29 ..... 500 536,324
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 69,718
Series 2019A , GO , 5.00% , 09/01/29 ..... 365 377,173
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 140,837
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/29
( HERBIP ) ..................... 95 102,720
Series 2022A , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 90 97,314
7,986,702
Texas — 13.7%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/29 ...... 200 212,343
Series 2017 , GO , 5.00% , 08/15/29 ...... 120 123,460
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/29 (PSF) .......... 40 42,508
Allen Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 15 15,936
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 95,917
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 500 532,874
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 160 170,475
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 20 21,309
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 443,584
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/29 ( PSF ) .. 165 173,415
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 310 332,348
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 182,255
Series 2023 , GO , 5.00% , 08/01/29 ...... 30 32,206
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/29 (PSF) ...... 150 159,362
Beaumont Independent School District, Series
2017, GO, 4.00%, 02/15/29 (PSF) ...... 125 126,137
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 182,841
Series 2026A , RB , 5.00% , 08/15/29 ..... 415 446,348
Series 2019A , RB , 5.00% , 08/15/31 ..... 260 278,518
Carrollton-Farmers Branch Independent School
District, Series 2021, GO, 5.00%, 02/15/29
(PSF) ....................... 55 58,433
Central Texas Regional Mobility Authority, Series
2021D, RB, 5.00%, 01/01/29 ......... 200 211,284
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/29 (AMBAC)
(a)
....... 750 678,336
City of Arlington
Series 2021 , RB , 5.00% , 06/01/29 ...... 20 21,385
Series 2019 , GO , 5.00% , 08/15/29 ...... 50 51,409
City of Austin
Series 2017 , GO , 5.00% , 09/01/29 ...... 50 51,556
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 258,207
Series 2022 , GO , 5.00% , 09/01/29 ...... 25 26,897
Series 2023 , GO , 5.00% , 09/01/29 ...... 110 118,345
GO , 5.00% , 11/01/29 ............... 200 215,846
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 144,997
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 418,044
City of Austin Electric Utility
Series 2019B , RB , 5.00% , 11/15/29 ..... 110 118,528
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 11/15/29 ..... USD 55 $ 59,264
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 465 481,559
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 361,795
Series 2022 , RB , 5.00% , 11/15/29 ...... 120 129,598
Series 2024 , RB , 5.00% , 11/15/29 ...... 65 70,199
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 115 121,394
City of Corpus Christi, Series 2020A, GO,
5.00%, 03/01/30 ................. 400 422,417
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/29 ...... 500 531,403
Series 2025 , RB , 5.00% , 07/15/29 ...... 530 564,124
City of Dallas
GO , 5.00% , 02/15/29 ............... 250 266,052
Series 2019B , GO , 5.00% , 02/15/29 ..... 185 196,879
Series 2020A , GO , 5.00% , 02/15/29 ..... 165 175,595
Series 2023A , GO , 5.00% , 02/15/29 ..... 280 297,979
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 324,584
Series 2024B , GO , 5.00% , 02/15/29 ..... 515 548,068
Series 2024C , GO , 5.00% , 02/15/29 ..... 100 106,421
Series 2024A , GO , 5.00% , 08/15/29 ..... 195 209,554
Series 2019B , GO , 5.00% , 02/15/31 ..... 375 397,263
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 169,115
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 72,259
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 69,930
City of Denton
GO , 5.00% , 02/15/29 ............... 180 185,460
Series 2021 , GO , 5.00% , 02/15/29 ...... 200 212,453
Series 2022 , GO , 5.00% , 02/15/29 ...... 80 84,981
Series 2024 , GO , 5.00% , 02/15/29 ...... 100 106,227
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 212,360
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 250 265,428
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 159,257
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 106,171
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/29 ..... 90 95,385
Series 2026 , RB , 5.00% , 03/01/29 ...... 150 159,186
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 417,574
Series 2019A , RB , 5.00% , 03/01/29 ..... 75 79,551
Series 2024 , RB , 5.00% , 03/01/29 ...... 115 121,978
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. 490 499,217
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 1,770 1,857,560
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 80,354
City of Houston Combined Utility System, Series
2024A, RB, 5.00%, 11/15/29 ......... 190 204,797
City of Irving
Series 2019 , GO , 5.00% , 09/15/29 ...... 125 134,162
Series 2023 , GO , 5.00% , 09/15/29 ...... 200 214,659
City of Laredo, GO, 5.00%, 02/15/29 ...... 200 212,176
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 88,439
City of Lubbock, GO, 5.00%, 02/15/29 ..... 200 208,305
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... 220 233,821
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,256
City of Plano
Series 2021 , GO , 5.00% , 09/01/29 ...... 75 80,516
Series 2022 , GO , 5.00% , 09/01/29 ...... 115 123,344

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of San Antonio
GO , 5.00% , 02/01/29 ............... USD 110 $ 116,910
Series 2022 , GO , 5.00% , 02/01/29 ...... 310 329,474
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 26,570
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,028,871
Series 2020 , GO , 5.00% , 08/01/29 ...... 100 107,321
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/29 ...... 85 87,673
Series 2017 , RB , 5.00% , 02/01/29 ...... 145 149,236
Series 2024B , RB , 5.00% , 02/01/29 ..... 150 159,464
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 100,994
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(c)
740 735,716
Series 2018A , RB , 5.00% , 02/01/30 ..... 175 185,693
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 210,919
City of Waco, Series 2023A, GO,
5.00%, 02/01/29 ................. 145 153,871
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 143,839
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 85 90,565
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 372,428
Collin County Community College District
Series 2020A , GO , 5.00% , 08/15/29 ..... 95 101,811
Series 2020A , GO , 5.00% , 08/15/32 ..... 435 463,523
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 415 441,133
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 298,488
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 26,651
Coppell Independent School District, Series
2001, GO, 0.00%, 08/15/29 (PSF)
(a)
..... 25 22,553
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 109,863
County of Collin
Series 2019 , GO , 5.00% , 02/15/29 ...... 95 98,911
Series 2020 , GO , 5.00% , 02/15/29 ...... 170 180,774
Series 2022 , GO , 5.00% , 02/15/29 ...... 55 58,486
Series 2024 , GO , 5.00% , 02/15/29 ...... 25 26,584
County of Denton
Series 2020 , GO , 4.00% , 07/15/29 ...... 85 88,355
GO , 5.00% , 07/15/29 ............... 50 53,616
County of Fort Bend, GO, 5.00%, 03/01/29 .. 330 350,301
County of Harris
Series 2007C , GO , 5.25% , 08/15/29 ..... 500 541,724
Series 2024A , GO , 5.00% , 09/15/29 ..... 30 32,299
Series 2025A , GO , 5.00% , 09/15/29 ..... 20 21,533
Series 2021A , GO , 5.00% , 10/01/29 ..... 50 53,877
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 606,614
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 37,578
County of Hays
Series 2017 , GO , 5.00% , 02/15/29 ...... 325 330,919
Series 2026 , GO , 5.00% , 02/15/29 ...... 500 531,411
County of Travis
Series 2019A , GO , 5.00% , 03/01/29 ..... 260 276,947
Series 2019A , GO , 5.00% , 03/01/30 ..... 230 244,696
County of Williamson
Series 2020 , GO , 5.00% , 02/15/29 ...... 305 323,147
Series 2025 , GO , 5.00% , 02/15/29 ...... 110 116,545
Series 2020 , GO , 5.00% , 02/15/31 ...... 170 179,483
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 213,150
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 35 37,301
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 154,534
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 20 21,315
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 50 53,287
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) USD 500 $ 532,874
Series 2026 , GO , 5.00% , 02/15/29 ( PSF ) .. 250 266,437
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 150 159,604
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 95,485
Series 2019A , GO , 5.00% , 02/15/31 ( PSF ) 145 153,788
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 390 412,975
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 955,930
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 156,621
Series 2019 , RB , 5.00% , 12/01/31 ...... 290 311,967
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 260 280,749
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 64,788
Series 2023B , RB , 5.00% , 11/01/29 ..... 205 221,360
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 91,783
Series 2025B , RB , 5.00% , 11/01/29 ..... 25 26,995
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 450 479,963
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 100 106,658
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 170 180,979
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 128,518
Del Valle Independent School District
Series 2020 , GO , 5.00% , 06/15/29 ( PSF ) .. 35 37,435
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 200 213,912
Series 2024 , GO , 5.00% , 06/15/29 ( PSF ) .. 55 58,826
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 305 328,619
Series 2020 , GO , 5.00% , 08/15/30 ( PSF ) .. 125 134,273
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 345 355,002
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 59,151
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 35 37,642
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 337,414
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 145 154,372
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,616
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 212,927
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,616
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 55 58,555
Frisco Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 65 69,111
Series 1999 , GO , 0.00% , 08/15/29 ( PSF )
(a)
20 18,042
Series 2017 , GO , 4.00% , 08/15/29 ( PSF ) .. 325 328,141
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 105 109,464
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 115 122,561
Georgetown Independent School District, Series
2023A, GO, 5.00%, 08/15/29 (PSF) ..... 70 75,100
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/29
(PSF) ....................... 50 53,839
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 450 482,533
Series 2021A , GO , 5.00% , 10/01/29 ..... 200 214,629
Series 2017A , RB , 5.00% , 10/01/29 ..... 305 314,843
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 130 132,496
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 276,444
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 40 42,530
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF) ..... 250 266,298
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 5.00%, 08/15/29
(PSF) ....................... 110 118,410

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... USD 70 $ 74,583
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 145,927
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 127,690
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 265,362
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 316,433
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 66,301
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 90 95,643
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 166,324
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 193,151
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 800 850,820
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 95,717
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 190 201,621
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) .. 140 148,093
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 277,022
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 505 531,628
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 59,151
Lewisville Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 120,776
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 139,896
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 165 176,204
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 122,428
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 235 239,129
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/29 ...... 420 447,201
Series 2020 , RB , 5.00% , 05/15/29 ...... 475 505,763
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 20 21,331
Series 2023A , RB , 5.00% , 05/15/29 ..... 1,005 1,071,903
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 215 229,313
Series 2025 , RB , 5.00% , 05/15/29 ...... 330 351,372
Series 2025A , RB , 5.00% , 05/15/29 ..... 55 58,562
Series 2020 , RB , 5.00% , 05/15/32 ...... 215 227,361
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 45 48,440
Series 2020A , GO , 5.00% , 08/15/31 ( PSF ) 70 74,981
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/29 ............... 70 73,960
Series 2017B , RB , 5.00% , 11/01/29 ..... 105 108,611
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/29 ..... 115 122,353
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/29 ( PSF ) .. 130 139,150
Series 2018 , GO , 5.00% , 08/01/29 ( PSF ) .. 245 251,990
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 105 112,966
Series 2025 , RB , 5.00% , 09/01/29 ...... 150 161,379
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 103,513
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29
(a)
.... 545 504,517
Series 2019A , RB , 5.00% , 01/01/29 ..... 60 63,646
Series 2019B , RB , 5.00% , 01/01/29 ..... 315 333,388
Series 2022B , RB , 5.00% , 01/01/29 ..... 50 52,919
Series 2024A , RB , 5.00% , 01/01/29 ..... 225 238,671
Series 2025A , RB , 5.00% , 01/01/29 ..... 80 84,861
Series 2025B , RB , 5.00% , 01/01/29 ..... 85 89,962
Security
Par (000)
Par (000) Value
Texas (continued)
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/29 ( PSF ) .. USD 55 $ 59,161
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 95 97,840
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 46,345
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 150 157,772
Series 2023A , GO , 5.00% , 08/15/29 ( PSF ) 125 134,557
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,223
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 420 446,331
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 91,288
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 698,699
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 55 57,309
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 50 53,135
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ...... 175 185,800
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 205 218,764
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 50 53,357
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... 145 155,704
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 122,985
Prosper Independent School District
Series 2026 , GO , 5.00% , 02/15/29 ( PSF ) .. 150 159,862
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 175 186,107
Richardson Independent School District, Series
2021, GO, 5.00%, 02/15/29 (PSF) ...... 50 53,246
Rockwall Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF) ...... 110 117,018
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/29 ...... 70 72,003
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 139,540
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 69,716
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 325 348,849
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 360 386,213
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 366,582
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 140 150,383
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/29 ..... 185 197,818
Series 2025B , RB , 5.00% , 05/15/29 ..... 130 139,007
San Marcos Consolidated Independent School
District, Series 2020, GO, 5.00%, 08/01/29
(PSF) ....................... 25 26,891
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF) ...... 125 132,871
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 372,712
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 100 106,489
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 255 271,547
Spring Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 120 126,218
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 123,491
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 91,332
Series B , GO , 5.00% , 10/01/29 ........ 100 103,308
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/29 .............. 160 171,159
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 194,648
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 176,765

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/30 ................. USD 525 $ 556,218
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 310 332,068
Texas State University System
Series 2017A , RB , 5.00% , 03/15/29 ..... 55 56,105
Series 2024 , RB , 5.00% , 03/15/29 ...... 75 79,860
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 116,994
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/29 ..... 50 51,750
Series 2018 , RB , 5.00% , 08/01/29 ...... 120 123,590
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 258,241
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 118,360
Series 2018A , RB , 5.00% , 10/15/29 ..... 190 198,780
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,015
Series 2021 , RB , 5.00% , 10/15/29 ...... 150 162,045
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 145,841
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 540,150
Series 2019A , RB , 5.00% , 04/15/30 ..... 550 593,162
Series 2019A , RB , 5.00% , 10/15/31 ..... 50 53,688
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 275 283,008
Series 2018 , RB , 5.00% , 08/01/29 ...... 840 883,493
Series 2019 , RB , 5.00% , 08/01/29 ...... 190 204,032
Series 2020 , RB , 5.00% , 08/01/29 ...... 265 284,571
Series 2024 , RB , 5.00% , 08/01/29 ...... 115 123,493
Series 2019 , RB , 5.00% , 08/01/31 ...... 170 181,853
Tyler Independent School District, Series 2022,
GO, 5.00%, 02/15/29 (PSF) .......... 140 148,894
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 325 332,022
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/29 (PSF) .. 250 266,020
Wylie Independent School District
Series 2019B , GO , 5.00% , 08/15/29 ( PSF ) 100 107,253
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 55 58,989
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 123,944
60,305,896
Utah — 1.5%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/29 ( GTD ) 90 91,939
Series 2019 , GO , 5.00% , 03/15/29 ( GTD ) . 50 52,329
Series 2019B , GO , 5.00% , 03/15/29 ( GTD ) 55 58,751
Series 2019B , GO , 4.00% , 03/15/32 ( GTD ) 110 113,376
Canyons School District, Series 2018, GO,
2.35%, 06/15/29 (GTD) ............. 920 896,863
Canyons School District Local Building Authority
Series 2021 , RB , 5.00% , 06/15/29 ...... 200 214,229
Series 2024 , RB , 5.00% , 06/15/29 ...... 110 117,826
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 150 160,379
Series 2017B , RB , 5.00% , 10/01/29 ..... 390 402,758
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/29 ......... 135 143,899
City of Provo, Series 2017, GO, 5.00%, 01/01/29 95 98,828
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 180 192,032
Series 2020 , RB , 5.00% , 02/01/30 ...... 345 367,577
County of Utah
Series 2019 , RB , 5.00% , 12/01/30 ...... 140 151,278
Series 2019 , RB , 5.00% , 12/01/31 ...... 125 134,539
Security
Par (000)
Par (000) Value
Utah (continued)
Davis School District
Series 2023 , GO , 5.00% , 06/01/29 ( GTD ) . USD 255 $ 273,490
Series 2025 , GO , 5.00% , 06/01/29 ( GTD ) . 60 64,351
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 486,351
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 175 187,613
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 128,662
Series 2020 , GO , 5.00% , 07/01/30 ...... 140 148,912
Series 2019 , GO , 5.00% , 07/01/31 ...... 205 217,787
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 199,427
Series 2020 , GO , 5.00% , 07/01/32 ...... 395 419,128
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 254,660
University of Utah (The)
Series 2020A , RB , 5.00% , 08/01/29 ..... 95 102,131
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 265 284,892
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 145,134
Series 2022B , RB , 5.00% , 08/01/29 ..... 25 26,877
Series 2023A , RB , 5.00% , 08/01/29 ..... 275 295,643
6,431,661
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 37,780
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 124,233
Vermont Municipal Bond Bank
Series 2017A , RB , 5.00% , 10/01/29 ( ST
INTERCEPT ) .................. 90 92,890
Series 2024 , RB , 5.00% , 12/01/29 ...... 175 189,448
444,351
Virginia — 1.9%
City of Richmond
Series 2017D , GO , 5.00% , 03/01/29 ( SAW ) 70 74,771
Series 2017B , GO , 4.00% , 07/15/29 ..... 495 502,788
City of Virginia Beach, Series 2017A, GO,
5.00%, 04/01/29 (SAW) ............ 65 68,058
County of Arlington, Series 2019, GO,
5.00%, 06/15/29 ................. 240 258,039
County of Chesterfield, Series 2019A, GO,
5.00%, 01/01/31 (SAW) ............ 50 53,062
County of Fairfax
Series 2024A , GO , 5.00% , 10/01/29 ( SAW ) 750 811,126
Series 2019A , GO , 5.00% , 10/01/30 ( SAW ) 125 133,478
County of Loudoun
Series 2021B , GO , 5.00% , 12/01/29 ..... 50 54,251
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 60 64,786
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 290 301,853
Series 2019A , RB , 5.00% , 02/01/29 ..... 280 297,878
Series 2019B , RB , 5.00% , 02/01/29 ..... 195 207,451
Series 2019C , RB , 5.00% , 02/01/29 ..... 225 239,366
Series 2020A , RB , 5.00% , 02/01/29 ..... 120 127,662
Series 2022A , RB , 5.00% , 02/01/29 ..... 50 53,192
Series 2023B , RB , 5.00% , 02/01/29 ..... 55 58,512
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 230 242,696
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 95 102,231
Series 2019A , RB , 5.00% , 02/01/30 ..... 445 472,486
Series 2019B , RB , 5.00% , 02/01/30 ..... 325 345,074
Series 2019C , RB , 5.00% , 02/01/30 ..... 210 222,971
Series 2019A , RB , 5.00% , 02/01/31 ..... 205 217,345

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... USD 210 $ 217,845
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 78,843
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 128,447
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 230,134
Series 2019 , RB , 5.00% , 05/15/32 ...... 250 266,623
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 285 301,113
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 92,666
Series 2020A , RB , 5.00% , 08/01/29 ..... 145 156,063
Series 2020B , RB , 5.00% , 08/01/29 ..... 90 96,867
Series 2022A , RB , 5.00% , 08/01/29 ..... 140 150,681
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 513,627
Virginia Public School Authority
Series 2018B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 25 26,351
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 75 80,674
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 95 102,186
Series 2021A , RB , 5.00% , 08/01/29 ( SAW ) 60 64,539
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 320 344,207
Series 2020 , RB , 4.00% , 10/01/29 ( SAW ) . 60 62,816
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 73,286
Virginia Resources Authority
Series 2017C , RB , 5.00% , 11/01/29 ..... 120 124,327
Series 2024B , RB , 5.00% , 11/01/29 ..... 65 70,300
Series 2019A , RB , 5.00% , 11/01/32 ( ST
INTERCEPT ) .................. 120 128,951
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 248,353
8,467,975
Washington — 4.8%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 100 103,898
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 180 194,669
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 300 324,893
City of Seattle
Series 2025 , RB , 5.00% , 02/01/29 ...... 80 85,303
Series 2025 , RB , 5.00% , 05/01/29 ...... 75 80,397
Series 2017 , RB , 4.00% , 07/01/29 ...... 120 122,070
Series 2020A , RB , 5.00% , 07/01/29 ..... 90 96,797
Series 2017C , RB , 5.00% , 09/01/29 ..... 665 686,146
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 232,002
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 113,303
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 75,784
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 510,614
City of Seattle Water System, Series 2022, RB,
5.00%, 09/01/29 ................. 135 145,675
City of Tacoma, Series 2022, RB,
5.00%, 12/01/29 ................. 80 86,576
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 568,317
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 625 663,258
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/29 ................. 310 328,976
Clark County School District No. 114 Evergreen
Series 2019 , GO , 4.00% , 12/01/29 ( GTD ) . 125 130,015
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020 , GO , 5.00% , 12/01/29 ( GTD ) . USD 55 $ 59,482
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 70 74,914
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 260 266,929
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/29 ( GTD ) . 60 61,495
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 550 582,075
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 105 111,807
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 117,085
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 319,249
Series 2019 , GO , 5.00% , 01/01/32 ...... 645 684,808
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 265,123
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 130,232
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 220 237,928
Series 2021A , GO , 5.00% , 12/01/29 ..... 340 367,707
County of Spokane
Series 2021 , GO , 5.00% , 12/01/29 ...... 75 81,112
Series 2019B , GO , 5.00% , 12/01/30 ..... 65 70,236
Series 2019B , GO , 5.00% , 12/01/31 ..... 255 274,640
Series 2019B , GO , 5.00% , 12/01/32 ..... 85 91,286
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 523,819
King County School District No. 210 Federal
Way
Series 2019 , GO , 4.00% , 12/01/30 ( GTD ) . 175 182,348
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 295 316,971
King County School District No. 403 Renton,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 150 161,437
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 192,211
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 840,494
Series 2022 , GO , 5.00% , 12/01/29 ( GTD ) . 150 162,224
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 181,673
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 160 173,153
King County School District No. 411 Issaquah
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 125 129,872
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 120 129,907
King County School District No. 415 Kent
Series 2017 , GO , 3.00% , 12/01/29 ( GTD ) . 60 60,052
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 20 20,978
Pierce County School District No. 10 Tacoma,
Series 2020B, GO, 5.00%, 12/01/29 (GTD) 185 200,076
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 405 415,354
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 300 311,693
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 255,781
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 455 487,305
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 200 213,794
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 165 175,948
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 129,039
Snohomish County School District No. 103
Monroe, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 155 167,631
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 130 140,224

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Spokane County School District No. 81 Spokane
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . USD 140 $ 146,502
Series 2017B , GO , 5.00% , 12/01/29 ( GTD ) 115 119,482
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 445 475,555
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 140 149,204
Series 2020C , GO , 5.00% , 02/01/29 ..... 95 101,246
Series 2019D , GO , 5.00% , 06/01/29 ..... 320 340,050
Series 2021F , GO , 5.00% , 06/01/29 ..... 110 118,044
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 128,775
COP , 5.00% , 07/01/29 .............. 115 123,358
Series 2017A , COP , 5.00% , 07/01/29 .... 275 282,067
Series 2021A , GO , 5.00% , 08/01/29 ..... 95 102,282
Series R-2018C , GO , 5.00% , 08/01/29 ... 825 849,363
Series 2024A , GO , 5.00% , 08/01/29 ..... 150 161,498
Series 2020B , GO , 5.00% , 06/01/30 ..... 270 289,658
Series 2019D , COP , 5.00% , 07/01/30 .... 550 588,895
Series 2020A , GO , 5.00% , 08/01/30 ..... 200 215,281
Series 2019C , GO , 5.00% , 02/01/31 ..... 170 180,325
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 177,755
Series 2020A , GO , 5.00% , 08/01/31 ..... 710 759,834
Series 2020B , GO , 5.00% , 06/01/32 ..... 770 819,739
Series 2020A , GO , 5.00% , 08/01/32 ..... 415 443,019
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 195 208,102
Series 2024B , RB , 5.00% , 07/01/29 ..... 260 278,823
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. 55 59,001
21,034,643
West Virginia — 0.6%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 94,496
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 118,007
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 112,643
Series 2018A , GO , 5.00% , 12/01/29 ..... 100 104,948
Series 2019A , GO , 5.00% , 12/01/31 ..... 645 688,798
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 675 695,005
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 540 567,091
Series 2021 , RB , 5.00% , 06/01/29 ...... 140 149,803
2,530,791
Wisconsin — 1.1%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 189,547
City of Madison
Series 2022C , GO , 5.00% , 10/01/29 ..... 55 59,333
Series 2023A , GO , 5.00% , 10/01/29 ..... 235 253,512
Series 2025D , GO , 5.00% , 10/01/29 ..... 105 113,271
Series 2022A , GO , 4.00% , 10/01/30 ..... 160 166,450
City of Milwaukee, Series 2022-N3, GO,
5.00%, 04/01/29 ................. 605 640,543
Green Bay Area Public School District, GO,
5.00%, 04/01/29 ................. 405 432,659
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 135 141,427
Series 2023A , GO , 5.00% , 10/01/29 ..... 65 70,143
Series 2020A , GO , 4.00% , 10/01/31 ..... 250 259,990
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 90 92,216
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 400 428,532
Series 2020B , GO , 5.00% , 05/01/29 ..... 105 112,490
Series 2021-1 , GO , 5.00% , 05/01/29 ..... 100 107,133
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021-2 , GO , 5.00% , 05/01/29 ..... USD 115 $ 123,203
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 150 160,699
Series 20252 , GO , 5.00% , 05/01/29 ..... 185 198,196
Series 2021B , GO , 5.00% , 05/01/32 ..... 500 534,080
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 255 273,404
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 145 149,111
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 198,673
Series 2023A , RB , 5.00% , 07/01/29 ..... 75 80,543
Series 2023I , RB , 5.00% , 07/01/29 ...... 100 107,391
4,892,546
Total Long-Term Investments — 98 .8%
(Cost: $ 434,399,661 ) .............................. 435,679,756
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(d) (e)
......... 1,812,110 1,812,291
Total Short-Term Securities — 0 .4%
(Cost: $ 1,812,291 ) ............................... 1,812,291
Total Investments — 99 .2%
(Cost: $ 436,211,952 ) .............................. 437,492,047
Other Assets Less Liabilities — 0.8% .................... 3,645,660
Net Assets — 100.0% ...............................
$ 441,137,707
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
89
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 306,632 $ 1,505,576
(a)
$ — $ 83 $ — $ 1,812,291 1,812,110 $ 15,040 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 435,679,756 $ — $ 435,679,756
Short-Term Securities
Money Market Funds ...................................... 1,812,291 — — 1,812,291
$ 1,812,291 $ 435,679,756 $ — $ 437,492,047

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority,
Series 2025B, RB, 5.00%, 09/01/31 ..... USD 115 $ 128,087
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/31 .............. 30 32,715
Auburn University
Series 2025-A , RB , 5.00% , 06/01/31 ..... 65 72,000
Series 2025-B , RB , 5.00% , 06/01/31 ..... 245 271,385
City of Mobile, Series 2025A, GO,
5.00%, 02/15/31 ................. 205 225,771
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/31 ................. 35 37,410
University of Alabama at Birmingham, Series
2019B, RB, 5.00%, 10/01/31 ......... 65 69,881
837,249
Alaska — 0.6%
Municipality of Anchorage
Series 2020E , GO , 5.00% , 04/01/31 ..... 80 86,745
Series 2021A , GO , 5.00% , 09/01/31 ..... 40 44,403
Series 2022A , GO , 5.00% , 09/01/31 ..... 25 27,752
Series 2021C , GO , 5.00% , 09/01/32 ..... 50 55,291
Series 2021A , GO , 4.00% , 09/01/34 ..... 125 129,622
Series 2021C , GO , 4.00% , 09/01/34 ..... 55 57,034
Series 2021C , GO , 4.00% , 09/01/35 ..... 55 56,573
State of Alaska
Series 2024A , GO , 5.00% , 08/01/31 ..... 30 33,340
Series 2025A , GO , 5.00% , 08/01/31 ..... 20 22,227
512,987
Arizona — 1.7%
Arizona Board of Regents
Series 2021B , RB , 5.00% , 06/01/31 ..... 55 60,813
Series 2021C , RB , 5.00% , 07/01/31 ..... 55 61,053
Series 2022A , RB , 5.00% , 07/01/31 ..... 25 27,751
Series 2025A , RB , 5.00% , 07/01/31 ..... 55 61,053
Arizona State University, Series 2019B, RB,
5.00%, 07/01/31 ................. 75 80,094
City of Phoenix Civic Improvement Corp.
Series 2019A , RB , 5.00% , 07/01/31 ..... 60 63,758
Series 2020A , RB , 5.00% , 07/01/31 ..... 120 131,205
Series 2021A , RB , 5.00% , 07/01/31 ..... 115 128,002
Series 2021A , RB , 5.00% , 07/01/33 ..... 50 55,207
Series 2021A , RB , 5.00% , 07/01/34 ..... 130 143,092
County of Pima Sewer System
RB , 5.00% , 07/01/31 ............... 70 76,553
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/31 ................. 105 116,818
Maricopa County Unified School District No. 80
Chandler, Series 2020A, GO, 5.00%, 07/01/31 125 133,984
Maricopa County Union High School District
No. 210-Phoenix, Series 2024A, GO,
5.00%, 07/01/31 ................. 195 217,146
Salt River Project Agricultural Improvement &
Power District
Series 2019A , RB , 5.00% , 01/01/31 ..... 80 86,567
Series 2024A , RB , 5.00% , 01/01/31 ..... 65 71,815
1,514,911
Arkansas — 0.3%
University of Arkansas
Series 2019A , RB , 5.00% , 03/01/31 ..... 70 74,303
Series 2025 , RB , 5.00% , 09/01/31 ...... 110 121,998
Security
Par (000)
Par (000) Value
Arkansas (continued)
Series 2023 , RB , 5.00% , 11/01/31 ...... USD 25 $ 27,791
224,092
California — 9.9%
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/31
(a)
............. 25 21,442
Anaheim Public Financing Authority
Series 1997C , RB , 0.00% , 09/01/31 ( AGM )
(a)
85 72,999
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 100 107,676
Bay Area Toll Authority, Series 2025SSL-2, RB,
5.00%, 04/01/31 ................. 100 112,357
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(a)
............. 75 64,928
California Infrastructure & Economic
Development Bank, Series 2021B, RB,
4.00%, 05/01/32 ................. 25 26,138
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/31 ..... 60 66,301
Series 2021D , RB , 4.00% , 11/01/31 ..... 120 127,956
Series 2021B , RB , 5.00% , 05/01/34 ..... 395 434,083
Series 2022A , RB , 5.00% , 08/01/34 ..... 180 198,791
Series 2021D , RB , 4.00% , 11/01/34 ..... 120 125,814
Series 2021B , RB , 5.00% , 05/01/35 ..... 105 115,186
Series 2022A , RB , 5.00% , 08/01/35 ..... 135 148,525
City & County of San Francisco, Series 2021A,
COP, 4.00%, 04/01/31 ............. 15 15,597
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/34 ..... 40 44,573
Series 2021B , RB , 5.00% , 05/15/35 ..... 125 138,728
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/34 ..... 20 21,203
Foothill-Eastern Transportation Corridor Agency,
Series 2021C, RB, 4.00%, 01/15/32 ..... 50 51,994
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 22,552
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/31 ..... 30 32,946
Series 2021-A , RB , 5.00% , 07/01/35 ..... 75 83,080
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/35 175 195,453
Los Angeles Department of Water & Power
Series 2019B , RB , 5.00% , 07/01/31 ..... 30 31,531
Series 2020B , RB , 5.00% , 07/01/31 ..... 20 21,553
Series 2021B , RB , 5.00% , 07/01/31 ..... 45 48,885
Series 2022A , RB , 5.00% , 07/01/31 ..... 250 273,722
Series 2023E , RB , 5.00% , 07/01/31 ..... 90 98,540
Series 2024E , RB , 5.00% , 07/01/31 ..... 85 93,065
Series 2021C , RB , 5.00% , 07/01/32 ..... 25 27,284
Series 2021B , RB , 5.00% , 07/01/33 ..... 55 59,362
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 16,137
Series 2021C , RB , 5.00% , 07/01/34 ..... 45 48,747
Los Angeles Department of Water & Power
Water System
Series 2024A , RB , 5.00% , 07/01/31 ..... 105 114,963
Series 2025B , RB , 5.00% , 07/01/31 ..... 20 21,898
Los Angeles Unified School District
Series 2020C , GO , 4.00% , 07/01/31 ..... 50 52,821
Series 2024A , GO , 5.00% , 07/01/31 ..... 35 39,102
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,301
Midpeninsula Regional Open Space District Field
Employees Corp., RB, 0.00%, 09/01/31
(a)
.. 35 30,074
Municipal Improvement Corp. of Los Angeles
Series 2021C , RB , 5.00% , 11/01/32 ..... 70 78,212

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021C , RB , 5.00% , 11/01/34 ..... USD 50 $ 55,306
Series 2021C , RB , 5.00% , 11/01/35 ..... 150 165,080
New Haven Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(a)
............. 95 81,437
Newport Mesa Unified School District, Series
2011, GO, 0.00%, 08/01/31
(a)
......... 50 43,285
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 14,873
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31
(a)
.... 195 166,728
Placentia-Yorba Linda Unified School District,
Series D, GO, 0.00%, 08/01/31
(a)
....... 75 64,226
Poway Unified School District, Series A, GO,
0.00%, 08/01/31
(a)
................ 160 138,071
Sacramento City Unified School District, Series
2024B, GO, 5.00%, 08/01/31 (BAM) ..... 20 22,485
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/35 ........ 45 50,347
San Diego Unified School District
Series 2010C , GO , 0.00% , 07/01/31
(a)
.... 190 164,225
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 340 293,128
Series 2021E-2 , GO , 5.00% , 07/01/31 .... 20 22,561
San Francisco Bay Area Rapid Transit District,
Series 2020C-1, GO, 4.00%, 08/01/31 ... 140 146,518
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/35 ................. 60 63,165
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,329
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/31
(a)
....... 50 43,349
San Marcos Unified School District, Series B,
GO, 0.00%, 08/01/31
(a)
............. 25 21,342
Southern California Public Power Authority,
Series 2024-1, RB, 5.00%, 07/01/31 ..... 45 49,270
Southwestern Community College District,
Series 2021D, GO, 4.00%, 08/01/33 ..... 80 84,838
State of California
GO , 5.00% , 04/01/31 ............... 195 216,044
GO , 3.25% , 08/01/31 ............... 180 185,100
GO , 5.00% , 08/01/31 ............... 390 434,274
GO , 5.00% , 09/01/31 ............... 210 234,129
Series 2024 , GO , 5.00% , 09/01/31 ...... 90 100,341
GO , 5.00% , 10/01/31 ............... 400 446,510
Series 2019 , GO , 5.00% , 10/01/31 ...... 25 26,974
GO , 5.00% , 11/01/31 ............... 355 395,551
GO , 5.00% , 12/01/31 ............... 110 123,085
GO , 5.00% , 09/01/32 ............... 105 116,771
GO , 4.00% , 10/01/33 ............... 80 84,200
GO , 4.00% , 10/01/34 ............... 230 241,088
GO , 4.00% , 10/01/35 ............... 185 193,110
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 45 50,015
Series 2023BQ , RB , 5.00% , 05/15/31 .... 70 77,802
Series 2021BH , RB , 5.00% , 05/15/33 .... 25 27,595
Series 2021BH , RB , 5.00% , 05/15/35 .... 330 361,382
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/31
(a)
........ 435 373,861
8,689,914
Colorado — 1.5%
City & County of Denver
Series 2020A , GO , 5.00% , 08/01/31 ..... 50 54,740
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2024B , GO , 5.00% , 08/01/31 ..... USD 175 $ 195,485
Series 2021A , RB , 4.00% , 08/01/33 ..... 65 68,237
Denver City & County School District No. 1,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 115 126,523
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/31 ................. 150 165,860
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/31 ..... 165 184,394
State of Colorado, COP, 5.00%, 06/15/31 ... 65 71,906
University of Colorado
Series 2023A , RB , 4.00% , 06/01/31 ..... 70 74,305
Series 2025A , RB , 5.00% , 06/01/31 ..... 180 199,746
Series 2021C-4 , RB , 5.00% , 06/01/35 .... 95 103,899
Weld County School District No. 6 Greeley
Series 2021 , GO , 5.00% , 12/01/31 ( SAW ) . 40 44,345
Series 2021 , GO , 4.00% , 12/01/33 ( SAW ) . 20 20,927
1,310,367
Connecticut — 2.2%
Connecticut State Health & Educational Facilities
Authority, Series O, RB, 5.00%, 07/01/31 .. 75 82,380
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/31 ..... 145 152,933
Series 2022A , GO , 4.00% , 01/15/31 ..... 110 116,018
Series 2020C , GO , 4.00% , 06/01/31 ..... 55 57,562
Series 2021B , GO , 4.00% , 06/01/31 ..... 110 116,330
Series 2023B , GO , 5.00% , 08/01/31 ..... 70 77,758
Series 2024E , GO , 5.00% , 09/01/31 ..... 100 111,217
Series 2022D , GO , 5.00% , 09/15/31 ..... 115 127,970
Series 2022E , GO , 5.00% , 11/15/31 ..... 40 44,617
Series 2022G , GO , 5.00% , 11/15/31 ..... 145 161,735
Series 2021A , GO , 3.00% , 01/15/32 ..... 70 69,890
Series 2021A , GO , 3.00% , 01/15/34 ..... 75 73,910
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/31 ..... 50 54,328
Series 2022A , RB , 5.00% , 07/01/31 ..... 165 183,080
Series 2022B , RB , 5.00% , 07/01/31 ..... 55 61,022
Series 2023 , RB , 5.00% , 07/01/31 ...... 50 55,474
Series 2023A , RB , 5.00% , 07/01/31 ..... 105 116,496
Series 2021D , RB , 5.00% , 11/01/31 ..... 150 167,225
Series 2021A , RB , 5.00% , 05/01/32 ..... 55 60,659
Series 2021D , RB , 5.00% , 11/01/32 ..... 30 33,312
Series 2021A , RB , 5.00% , 05/01/33 ..... 35 38,456
1,962,372
Delaware — 0.9%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/31 ................. 30 31,619
County of New Castle, Series 2021A, GO,
5.00%, 10/01/31 ................. 175 195,891
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 200 218,291
Series 2024 , RB , 5.00% , 07/01/31 ...... 80 89,045
Series 2020 , RB , 5.00% , 09/01/31 ...... 60 65,378
State of Delaware
Series 2021 , GO , 5.00% , 02/01/31 ...... 85 94,159
Series 2023A , GO , 5.00% , 05/01/31 ..... 55 61,173
755,556
District of Columbia — 1.1%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/31 ..... 60 66,126
Series 2024B , GO , 5.00% , 08/01/31 ..... 15 16,655
Series 2019A , GO , 5.00% , 10/15/31 ..... 105 111,696
Series 2020 , RB , 5.00% , 12/01/31 ...... 90 96,740

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2024C , GO , 5.00% , 12/01/31 ..... USD 50 $ 55,778
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/31 ..... 75 81,238
Series 2022A , RB , 5.00% , 07/01/31 ..... 15 16,635
Series 2019C , RB , 5.00% , 10/01/31 ..... 55 59,020
Series 2020B , RB , 5.00% , 10/01/31 ..... 100 111,297
Series 2024A , RB , 5.00% , 10/01/31 ..... 90 100,167
District of Columbia Water & Sewer Authority,
Series 2022C1, RB, 5.00%, 10/01/31 .... 50 55,648
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/31
(a)
................ 105 87,665
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 120 131,864
990,529
Florida — 4.5%
Central Florida Expressway Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 130 143,916
Series 2021D , RB , 5.00% , 07/01/32 ..... 25 27,661
Series 2021 , RB , 5.00% , 07/01/33 ...... 125 138,381
Series 2021 , RB , 4.00% , 07/01/35 ...... 105 108,436
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/31 ................. 120 132,982
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/31 ..... 50 53,312
Series 2020C , RB , 5.00% , 04/01/31 ..... 60 65,362
Series 2021A , RB , 5.00% , 04/01/31 ..... 30 33,118
Series 2023A , RB , 5.00% , 04/01/31 ..... 20 22,088
Series 2020 , GO , 4.00% , 07/01/31 ...... 35 36,229
Series 2025A , GO , 5.00% , 07/01/31 ..... 25 27,699
County of Miami-Dade Water & Sewer System
Series 2021 , RB , 5.00% , 10/01/31 ...... 125 137,515
Series 2024B , RB , 5.00% , 10/01/31 ..... 25 27,705
Series 2025B , RB , 5.00% , 10/01/31 ..... 50 55,409
Series 2021 , RB , 4.00% , 10/01/33 ...... 165 171,042
Florida Municipal Power Agency
Series 2019A , RB , 5.00% , 10/01/31 ..... 20 22,185
Series 2021A , RB , 5.00% , 10/01/31 ..... 100 110,925
JEA Electric System
Series 2024A , RB , 5.00% , 10/01/31 ..... 130 144,686
Series 2021A , RB , 5.00% , 10/01/33 ..... 20 22,074
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/31 ............. 30 32,590
Orange County School Board, Series 2025A,
COP, 5.00%, 08/01/31 ............. 175 193,673
Orlando Utilities Commission
Series 2021A , RB , 5.00% , 10/01/31 ..... 90 99,664
Series 2021A , RB , 5.00% , 10/01/32 ..... 200 220,241
Palm Beach County School District, Series
2025A, COP, 5.00%, 08/01/31 ........ 30 33,217
School Board of Miami-Dade County (The)
Series 2022A , GO , 5.00% , 03/15/31 ( BAM ) 20 22,151
Series 2025A , COP , 5.00% , 05/01/31 .... 45 49,167
School District of Broward County
Series 2020A , COP , 5.00% , 07/01/31 .... 90 96,983
Series 2021 , GO , 5.00% , 07/01/32 ...... 100 110,085
Series 2021 , GO , 5.00% , 07/01/33 ...... 100 109,809
Series 2021 , GO , 5.00% , 07/01/34 ...... 40 43,767
Series 2021 , GO , 5.00% , 07/01/35 ...... 145 158,284
State of Florida
Series 2019B , GO , 5.00% , 06/01/31 ..... 20 21,370
Series 2021A , GO , 5.00% , 06/01/31 ..... 75 83,224
Series 2021B , GO , 5.00% , 06/01/31 ..... 70 77,675
Series 2024B , GO , 5.00% , 06/01/31 ..... 240 266,316
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021A , GO , 5.00% , 07/01/31 ..... USD 140 $ 156,043
Series 2021B , GO , 3.00% , 06/01/34 ..... 100 96,743
State of Florida Department of Transportation
Turnpike System
Series 2021C , RB , 5.00% , 07/01/31 ..... 65 72,183
Series 2022A , RB , 5.00% , 07/01/31 ..... 85 94,393
Series 2023A , RB , 5.00% , 07/01/31 ..... 50 55,525
Series 2021B , RB , 5.00% , 07/01/32 ..... 165 183,231
Volusia County School Board, Series 2021A,
COP, 5.00%, 08/01/31 ............. 130 143,204
3,900,263
Georgia — 1.4%
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/31 ..... 60 66,597
Series 2021B , RB , 5.00% , 07/01/32 ..... 50 55,420
Series 2021B , RB , 5.00% , 07/01/35 ..... 135 147,699
City of Atlanta Water & Wastewater
Series 2019 , RB , 5.00% , 11/01/31 ...... 25 26,842
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 25 27,898
County of DeKalb
Series 2022 , RB , 5.00% , 10/01/31 ...... 60 67,002
Series 2023 , RB , 5.00% , 10/01/31 ...... 30 33,501
County of Forsyth, Series 2025, GO,
5.00%, 03/01/31 ................. 125 138,542
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 35 38,941
Series 2021 , RB , 5.00% , 07/01/33 ...... 25 27,567
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/31 ..... 65 72,219
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/31 ..... 45 49,159
Series 2024 , RB , 5.00% , 01/01/31 ...... 75 81,932
State of Georgia
Series 2021A , GO , 5.00% , 07/01/31 ..... 30 33,470
Series 2023A , GO , 5.00% , 07/01/31 ..... 20 22,313
Series 2020A , GO , 5.00% , 08/01/31 ..... 65 71,158
Series 2021A , GO , 5.00% , 07/01/32 ..... 120 133,082
Series 2021A , GO , 4.00% , 07/01/34 ..... 100 104,477
1,197,819
Hawaii — 0.9%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/31 ..... 25 25,889
Series 2022A , RB , 5.00% , 07/01/31 ..... 20 22,200
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 80 86,810
Series 2021E , GO , 5.00% , 03/01/31 ..... 350 387,063
Series 2021A , GO , 5.00% , 07/01/31 ..... 25 27,788
Series 2019C , GO , 5.00% , 08/01/31 ..... 25 26,791
Honolulu City & County Board of Water Supply,
Series 2022A, RB, 5.00%, 07/01/31 ..... 165 183,234
759,775
Idaho — 0.5%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/31 ..... 290 319,415
Series 2024A , RB , 5.00% , 08/15/31 ..... 115 128,117
447,532
Illinois — 4.0%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/31 . 15 16,531
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/31 ..... 40 43,016

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023 , RB , 5.00% , 01/01/31 ( BAM ) . USD 100 $ 109,192
Series 2025D , RB , 5.00% , 01/01/31 ..... 90 98,562
City of Chicago, Series 2020A, GO,
5.00%, 01/01/31 ................. 100 103,140
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/31 ..... 50 54,437
Series 2024B , RB , 5.00% , 01/01/31 ( BAM ) 255 277,627
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/31 ................. 130 143,107
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 60 66,401
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. 95 98,048
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/31 ..... 65 68,739
Series 2019C , RB , 5.00% , 01/01/31 ..... 190 203,664
Series 2024A , RB , 5.00% , 01/01/31 ..... 50 54,871
Lake County School District No. 112 North
Shore, Series 2022, GO, 5.00%, 12/01/35 . 95 103,361
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/31 ..... 350 390,041
Series 2021D , GO , 5.00% , 12/01/31 ..... 60 66,864
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ 20 22,991
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/31 ..... 150 162,289
Series 2023A , RB , 5.00% , 01/01/31 ..... 70 74,549
Series 2023C , RB , 5.00% , 01/01/31 ..... 35 37,274
Series 2024A , RB , 5.00% , 01/01/31 ..... 65 70,325
State of Illinois
Series 2024 , GO , 5.00% , 02/01/31 ...... 130 141,230
Series 2021A , GO , 5.00% , 03/01/31 ..... 80 86,999
Series 2024B , GO , 5.00% , 05/01/31 ..... 265 288,711
Series 2023D , GO , 5.00% , 07/01/31 ..... 30 32,743
Series 2025C , GO , 5.25% , 09/01/31 ..... 130 144,061
Series 2021A , GO , 5.00% , 12/01/31 ..... 75 82,213
Series 2023B , GO , 5.00% , 12/01/31 ..... 55 60,289
Series 2021B , GO , 5.00% , 12/01/32 ..... 25 27,296
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/31 ( BAM ) 150 157,634
Series 2025A , RB , 5.00% , 06/15/31 ..... 125 135,841
Series 2021C , RB , 5.00% , 06/15/32 ..... 30 32,500
Series 2021A , RB , 3.00% , 06/15/34 ( BAM-
TCRS ) ....................... 20 18,826
3,473,372
Indiana — 1.9%
Indiana Finance Authority
Series 2022B , RB , 5.00% , 02/01/31 ..... 145 160,077
Series 2025C , RB , 5.00% , 02/01/31 ..... 50 55,199
Series 2021-1 , RB , 5.00% , 10/01/31 ..... 90 99,880
Series 2023A , RB , 5.00% , 10/01/31 ..... 75 83,233
Series 2021B , RB , 5.00% , 02/01/32 ..... 100 110,212
Series 2021-1 , RB , 5.00% , 10/01/33 ..... 120 132,469
Series 2021A , RB , 5.00% , 10/01/33 ( BAM ) 50 55,116
Series 2021B , RB , 5.00% , 02/01/34 ..... 170 185,940
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 85 92,959
Indiana Municipal Power Agency
Series 2019A , RB , 5.00% , 01/01/31 ..... 105 110,913
Series 2025A , RB , 5.00% , 01/01/31 ( AGC ) 75 82,414
Indiana University, Series 2020A, RB,
5.00%, 06/01/31 ................. 20 21,808
Security
Par (000)
Par (000) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond
Bank
Series 2019A , RB , 5.00% , 02/01/31 ..... USD 65 $ 68,895
Series 2021A , RB , 5.00% , 06/01/31 ..... 245 269,661
Series 2021A , RB , 5.00% , 06/01/33 ..... 40 43,636
Series 2021E , RB , 4.00% , 02/01/34 ..... 40 41,706
Purdue University, Series GG, RB,
5.00%, 07/01/31 ................. 20 22,170
1,636,288
Iowa — 0.5%
City of Des Moines
Series 2023A , GO , 5.00% , 06/01/33 ..... 125 138,420
Series 2023A , GO , 5.00% , 06/01/34 ..... 100 110,351
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/31 ................. 200 222,985
471,756
Kansas — 0.7%
County of Johnson, Series 2021A, GO,
4.00%, 09/01/31 ................. 80 83,919
Johnson County Unified School District No. 229
Blue Valley
Series 2022A , GO , 5.00% , 10/01/31 ..... 30 33,487
Series 2023A , GO , 5.00% , 10/01/31 ..... 55 61,392
Kansas Development Finance Authority
Series 2021P , RB , 4.00% , 05/01/31 ..... 60 62,542
Series 2023SRF , RB , 5.00% , 05/01/31 ... 75 83,048
Series 2023C , RB , 4.00% , 07/01/35 ..... 100 101,306
State of Kansas Department of Transportation,
Series 2024A, RB, 5.00%, 09/01/31 ..... 170 189,883
615,577
Kentucky — 1.1%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/31 ......... 55 60,586
Series A , RB , 5.00% , 05/01/31 ......... 55 60,633
Series A , RB , 5.00% , 09/01/31 ......... 25 27,675
Series A , RB , 5.00% , 10/01/31 ......... 90 99,742
Series 2024A , RB , 5.00% , 11/01/31 ..... 30 33,285
Series 2024C , RB , 5.00% , 11/01/31 ..... 175 194,161
Series A , RB , 5.00% , 11/01/31 ......... 50 55,475
Kentucky Turnpike Authority
Series 2021A , RB , 5.00% , 07/01/31 ..... 65 71,955
Series 2022A , RB , 5.00% , 07/01/32 ..... 80 88,194
Louisville & Jefferson County Metropolitan
Government
Series 2023A , GO , 5.00% , 12/01/31 ..... 75 83,712
Series 2024A , GO , 5.00% , 12/01/31 ..... 95 106,035
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/31 ................. 100 111,819
993,272
Louisiana — 1.4%
City of New Orleans
Series 2020B , RB , 5.00% , 06/01/31 ..... 20 20,943
Series 2022 , GO , 5.00% , 12/01/31 ...... 55 58,198
Series 2021 , GO , 4.00% , 10/01/35 ...... 30 30,047
State of Louisiana
Series 2023A , GO , 5.00% , 04/01/31 ..... 50 55,318
Series 2024A , GO , 5.00% , 05/01/31 ..... 90 99,701
Series 2023 , RB , 5.00% , 09/01/31 ...... 235 260,129
Series 2024E , GO , 5.00% , 09/01/31 ..... 125 139,152
Series 2021A , GO , 5.00% , 03/01/33 ..... 270 295,978
Series 2021A , GO , 5.00% , 03/01/35 ..... 115 125,037

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax, Series
2025B, RB, 5.00%, 05/01/31 ......... USD 125 $ 138,473
1,222,976
Maine — 0.5%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 16,050
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/31 ..... 20 21,784
Series 2022A , RB , 5.00% , 09/01/31 ..... 65 72,052
Series 2022A , RB , 5.00% , 11/01/31 ..... 50 55,742
Series 2025A , RB , 5.00% , 11/01/31 ..... 50 55,742
State of Maine
Series 2021B , GO , 5.00% , 06/01/31 ..... 50 55,482
Series 2022B , GO , 5.00% , 06/01/31 ..... 155 171,996
448,848
Maryland — 3.6%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/31 ................. 55 59,045
County of Baltimore
COP , 5.00% , 03/01/31 .............. 220 238,706
Series 2020 , GO , 5.00% , 03/01/31 ...... 80 86,839
Series 2022 , GO , 5.00% , 03/01/31 ...... 105 116,375
Series 2019 , GO , 5.00% , 11/01/31 ...... 60 64,609
Series 2021 , GO , 5.00% , 03/01/32 ...... 50 55,083
GO , 5.00% , 03/01/33 ............... 35 38,436
County of Frederick, Series 2025A, GO,
5.00%, 04/01/31 ................. 215 238,611
County of Montgomery, Series 2023A, GO,
5.00%, 08/01/33 ................. 520 575,360
County of Prince George's
Series 2019A , GO , 4.00% , 07/15/31 ..... 65 67,261
Series 2025A , GO , 5.00% , 08/01/31 ..... 170 189,378
Series 2021A , GO , 4.00% , 07/01/32 ..... 155 163,022
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/31 ..... 80 88,922
Series 2021A , RB , 3.00% , 07/01/33 ..... 35 34,032
Series 2021A , RB , 5.00% , 07/01/35 ..... 55 60,314
State of Maryland
Series 2021A , GO , 5.00% , 03/01/31 ..... 90 99,750
Series 2022A , GO , 5.00% , 06/01/31 ..... 100 111,272
Series 2024A , GO , 5.00% , 06/01/31 ..... 50 55,636
Series 2019-2A , GO , 5.00% , 08/01/31 .... 230 246,578
Series 2020A-2 , GO , 5.00% , 08/01/31 .... 25 27,326
Series 2021A , GO , 5.00% , 08/01/31 ..... 30 33,466
Series 2021A , GO , 5.00% , 03/01/33 ..... 185 203,336
Series 2021A , GO , 5.00% , 03/01/34 ..... 210 230,061
University System of Maryland, Series 2019A,
RB, 5.00%, 04/01/31 .............. 90 95,781
3,179,199
Massachusetts — 1.0%
Commonwealth of Massachusetts
Series 2024A , GO , 5.00% , 03/01/31 ..... 40 44,238
Series 2020D , GO , 5.00% , 07/01/31 ..... 75 81,960
Series 2018C , GO , 5.00% , 09/01/31 ..... 20 22,286
Series 2022A , GO , 5.00% , 10/01/31 ..... 95 105,990
Series 2022D , GO , 5.00% , 11/01/31 ..... 40 44,682
Series 2024B , GO , 5.00% , 11/01/31 ..... 55 61,438
Series 2021C , GO , 3.00% , 09/01/34 ..... 15 14,738
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/31 ..... 60 67,184
Series 2021A-1 , RB , 5.00% , 07/01/34 .... 95 104,807
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/31 ............ USD 50 $ 55,671
Massachusetts Development Finance Agency
Series 2026A , RB , 5.00% , 02/15/31 ..... 200 221,505
Series 2021A , RB , 5.00% , 07/01/31 ..... 55 60,412
884,911
Michigan — 0.8%
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/31 .............. 100 110,690
Lansing School District, Series 2019II, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 45 47,839
Michigan State University
Series 2019B , RB , 5.00% , 02/15/31 ..... 20 21,223
Series 2020A , RB , 5.00% , 08/15/31 ..... 100 109,361
Series 2024A , RB , 5.00% , 08/15/31 ..... 65 72,451
State of Michigan Trunk Line
Series 2023 , RB , 5.00% , 11/15/31 ...... 45 50,363
Series 2021A , RB , 5.00% , 11/15/35 ..... 250 274,715
686,642
Minnesota — 1.5%
City of Minneapolis
Series 2024 , GO , 5.00% , 12/01/31 ...... 10 11,195
Series 2023 , GO , 5.00% , 12/01/35 ...... 210 231,559
County of Hennepin, Series 2021A, GO,
5.00%, 12/01/32 ................. 35 39,062
Metropolitan Council
Series 2025C , GO , 5.00% , 03/01/31 ..... 25 27,662
Series 2023B , GO , 5.00% , 03/01/32 ..... 120 132,062
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2023A, RB,
5.00%, 01/01/31 ................. 20 21,912
State of Minnesota
Series 2020B , GO , 4.00% , 08/01/31 ..... 25 26,221
Series 2022D , GO , 5.00% , 08/01/31 ..... 15 16,711
Series 2023D , GO , 5.00% , 08/01/31 ..... 175 194,957
Series 2021B , GO , 4.00% , 09/01/32 ..... 35 36,934
Series 2021A , GO , 5.00% , 09/01/32 ..... 365 406,723
Series 2021A , GO , 4.00% , 09/01/33 ..... 25 26,299
University of Minnesota
Series 2024A , RB , 5.00% , 01/01/31 ..... 40 44,048
Series 2021A , RB , 5.00% , 08/01/31 ..... 70 77,762
1,293,107
Mississippi — 0.0%
State of Mississippi, Series 2021A, GO,
5.00%, 06/01/31 ................. 25 27,161
Missouri — 0.3%
City of Kansas City, Series 2021A, GO,
5.00%, 02/01/31 ................. 40 44,063
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/31 ...... 130 142,247
Series 2024 , RB , 5.00% , 01/01/31 ...... 80 87,244
Series 2025 , RB , 5.00% , 12/01/31 ...... 20 22,157
295,711
Nebraska — 1.4%
City of Omaha
Series 2022B , 4.00% , 02/15/31 ........ 55 57,864
Series 2021 , GO , 4.00% , 04/15/31 ...... 55 57,799
Series 2024 , GO , 5.00% , 04/15/31 ...... 130 143,969
Series 2021 , GO , 3.00% , 04/15/34 ...... 30 28,989

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Nebraska Public Power District
Series 2026B , RB , 5.00% , 01/01/31
(b)
.... USD 150 $ 164,114
Series 2021B , RB , 5.00% , 01/01/32 ..... 35 38,181
Series 2021A , RB , 5.00% , 01/01/33 ..... 165 179,546
Series 2021B , RB , 5.00% , 01/01/33 ..... 35 38,085
Series 2021B , RB , 5.00% , 01/01/34 ..... 50 54,259
Omaha Public Power District, Series 2019A, RB,
5.00%, 02/01/31 ................. 160 169,572
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/31 ................. 250 275,162
1,207,540
Nevada — 1.7%
City of Reno, Series 2024, GO, 5.00%, 06/01/31 20 22,123
Clark County School District
Series 2020A , GO , 5.00% , 06/15/31 ..... 50 54,249
Series 2020B , GO , 5.00% , 06/15/31 ( BAM ) 60 65,098
Series 2021A , GO , 5.00% , 06/15/31 ..... 65 71,417
Series 2021B , GO , 5.00% , 06/15/31 ..... 125 137,340
Series 2021A , GO , 4.00% , 06/15/32 ..... 20 20,848
County of Clark
Series 2022 , GO , 4.00% , 06/01/31 ...... 90 95,310
Series 2019 , GO , 5.00% , 06/01/31 ...... 75 80,232
Series 2022 , RB , 5.00% , 07/01/31 ...... 140 155,186
Series 2023 , RB , 5.00% , 07/01/31 ...... 65 72,216
Series 2024 , RB , 5.00% , 07/01/31 ...... 15 16,612
Series 2021 , GO , 3.00% , 11/01/33 ...... 25 24,802
County of Washoe
Series 2018 , RB , 5.00% , 02/01/31 ...... 55 58,352
Series 2021 , GO , 5.00% , 07/01/31 ...... 50 55,322
Las Vegas Valley Water District
Series 2020A , GO , 4.00% , 06/01/31 ..... 110 114,993
Series 2022A , GO , 5.00% , 06/01/31 ..... 130 144,450
Series 2022A , GO , 5.00% , 06/01/32 ..... 80 89,090
Series 2021C , GO , 3.00% , 06/01/33 ..... 10 9,903
State of Nevada, Series 2021A, GO,
3.00%, 05/01/35 ................. 65 62,311
Washoe County School District
Series 2023A , GO , 5.00% , 06/01/31 ..... 50 55,457
Series 2020A , GO , 5.00% , 10/01/31 ..... 20 21,671
Series 2021 , GO , 5.00% , 06/01/32 ...... 50 55,208
Series 2021 , GO , 3.00% , 06/01/35 ...... 20 18,886
1,501,076
New Hampshire — 0.5%
City of Nashua, GO, 4.00%, 09/01/31 ..... 90 94,631
New Hampshire Municipal Bond Bank
Series 2020B , RB , 4.00% , 08/15/31 ..... 50 51,990
Series 2021C , RB , 5.00% , 08/15/31 ..... 65 70,999
Series 2022C , RB , 5.00% , 08/15/31 ( ST
INTERCEPT ) .................. 65 72,448
Series 2024C , RB , 5.00% , 08/15/31 ..... 110 122,604
Series 2025B , RB , 5.00% , 08/15/31 ..... 20 22,292
434,964
New Jersey — 1.9%
New Jersey Economic Development Authority,
Series 2022A, RB, 5.00%, 11/01/31 ..... 275 304,359
New Jersey Educational Facilities Authority
Series 2024 , RB , 5.00% , 06/01/31 ...... 15 16,570
Series 2021C , RB , 4.00% , 03/01/33 ..... 5 5,279
New Jersey Transportation Trust Fund Authority
Series 2014BB-2 , RB , 5.00% , 06/15/31 ... 85 93,807
Series 2022AA , RB , 5.00% , 06/15/31 .... 220 242,796
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022BB , RB , 5.00% , 06/15/31 .... USD 100 $ 110,362
Series 2023AA , RB , 5.00% , 06/15/31 .... 35 38,627
Series 2024CC , RB , 5.00% , 06/15/31 .... 65 71,735
Series 2021A , RB , 5.00% , 06/15/32 ..... 85 93,422
RB , 5.00% , 06/15/33 ............... 100 109,436
Series 2021A , RB , 5.00% , 06/15/33 ..... 75 82,077
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/31 .............. 165 181,454
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 330 349,955
1,699,879
New Mexico — 0.5%
New Mexico Finance Authority
Series 2022C , RB , 5.00% , 06/01/31 ..... 15 16,577
Series 2024A , RB , 5.00% , 06/15/31 ..... 50 55,287
Series 2021C , RB , 5.00% , 06/01/32 ..... 55 60,673
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/31 (SAW) ......... 90 99,326
State of New Mexico Severance Tax Permanent
Fund, Series 2021A, RB, 5.00%, 07/01/31 . 190 210,610
442,473
New York — 10.7%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/31 ..... 265 291,288
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 435 478,720
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 50 54,125
Series 2021C , GO , 5.00% , 08/01/31 ..... 130 140,725
Series 2022C , GO , 5.00% , 08/01/31 ..... 25 27,606
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 40 44,169
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 205 226,368
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/31 ................ 370 408,567
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 30 32,868
Series 2021-1 , GO , 5.00% , 04/01/34 ..... 160 174,014
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ 80 87,327
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/31 ................. 250 276,913
Empire State Development Corp.
Series 2020E , RB , 5.00% , 03/15/31 ..... 65 70,559
Series 2022A , RB , 5.00% , 09/15/31 ..... 20 22,385
Long Island Power Authority
Series 2021A , RB , 4.00% , 09/01/33 ..... 215 225,787
Series 2021A , RB , 5.00% , 09/01/35 ..... 380 413,961
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/31 ..... 185 205,428
Series 2025A , RB , 5.00% , 11/15/31 ..... 180 199,875
Nassau County Interim Finance Authority, Series
2021A, RB, 5.00%, 11/15/31 ......... 15 16,830
New York City Municipal Water Finance Authority
Series 2020EE , RB , 5.00% , 06/15/31 .... 180 200,142
Series 2022EE , RB , 5.00% , 06/15/31 .... 120 133,428
Series 2021DD , RB , 5.00% , 06/15/33 .... 45 49,616
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 85 94,584
New York City Transitional Finance Authority
Future Tax Secured
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 15 16,433
Series 2021B, Sub-Series B-1 , RB ,
5.00% , 08/01/31 ................ 85 92,635
Series 2019C-1 , RB , 5.00% , 11/01/31 .... 30 31,845

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023B-1 , RB , 5.00% , 11/01/31 .... USD 120 $ 133,663
Series 2023, Sub-Series E1 , RB ,
5.00% , 11/01/31 ................ 65 72,401
Series 2022D, Sub-Series D-1 , RB ,
5.00% , 11/01/31 ................ 80 89,109
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 125 139,232
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/31 ................ 50 55,693
Series 2021F-1 , RB , 5.00% , 11/01/31 .... 175 193,191
Series 2021A , RB , 5.00% , 11/01/31 ..... 135 147,655
Series 2021F-1 , RB , 5.00% , 11/01/32 .... 80 88,053
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/32 ................ 50 55,499
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 125 138,242
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 90 98,728
Series 2022B, Sub-Series B-1 , RB ,
5.00% , 08/01/34 ................ 290 318,225
Series 2021, Sub-Series E-1 , RB ,
5.00% , 02/01/35 ................ 105 113,999
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 110 113,116
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/34 ................. 140 155,391
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/31 ..... 50 54,031
Series 2019A , RB , 5.00% , 03/15/31 ..... 120 127,969
Series 2020A , RB , 5.00% , 03/15/31 ..... 110 120,126
Series 2023A , RB , 5.00% , 03/15/31 ..... 40 44,209
Series 2025C , RB , 5.00% , 03/15/31 ..... 15 16,578
Series 2005A , RB , 5.50% , 05/15/31 ( AMBAC ) 110 124,846
Series 2019A , RB , 5.00% , 07/01/31 ..... 80 85,696
Series 2024A , RB , 5.00% , 10/01/31 ..... 90 101,676
Series 2025A , RB , 5.00% , 10/01/31 ..... 65 72,836
Series 2021A , RB , 5.00% , 03/15/32 ..... 60 66,087
Series 2021A , RB , 5.00% , 03/15/33 ..... 240 263,484
Series 2021A , RB , 5.00% , 03/15/34 ..... 345 377,350
Series 2021A , RB , 5.00% , 07/01/34 ..... 415 454,538
Series 2021A , RB , 5.00% , 03/15/35 ..... 140 152,478
Series 2021A , RB , 5.00% , 07/01/35 ..... 170 185,506
New York State Environmental Facilities Corp.
Series 2024A , RB , 5.00% , 06/15/31 ..... 10 11,195
Series 2021A , RB , 4.00% , 06/15/34 ..... 40 42,225
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/31 ..... 20 22,162
Series 2021A-1 , RB , 5.00% , 03/15/32 .... 170 187,900
Port Authority of New York & New Jersey
Series 230 , RB , 3.00% , 12/01/31 ....... 125 126,020
Series 224 , RB , 5.00% , 07/15/32 ....... 20 22,265
Series 224 , RB , 5.00% , 07/15/33 ....... 100 110,891
State of New York, Series 2021A, GO,
3.00%, 03/15/33 ................. 20 20,005
Town of Hempstead, Series 2022B, GO,
4.00%, 09/15/31 ................. 20 20,926
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/31 ..... 170 188,786
Series 2013A , RB , 0.00% , 11/15/31
(a)
.... 115 96,363
Series 2023A , RB , 4.00% , 11/15/31 ..... 105 111,954
Series 2018B , RB , 5.00% , 11/15/31 ..... 65 73,006
Series 2023A , RB , 5.00% , 11/15/31 ..... 65 73,006
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 20 22,463
Series 2021C2 , RB , 4.00% , 05/15/34 .... 85 89,148
9,394,120
Security
Par (000)
Par (000) Value
North Carolina — 2.7%
City of Charlotte
Series 2021A , COP , 5.00% , 06/01/31 .... USD 65 $ 72,065
Series 2021A , RB , 5.00% , 07/01/31 ..... 75 83,055
Series 2023A , RB , 5.00% , 07/01/31 ..... 75 83,055
Series 2023B , GO , 5.00% , 07/01/31 ..... 65 72,519
COP , 5.00% , 12/01/31 .............. 75 83,753
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 28,069
Series 2021A , COP , 5.00% , 06/01/32 .... 30 33,156
Series 2021B , COP , 5.00% , 12/01/32 .... 25 27,818
Series 2021A , COP , 4.00% , 06/01/34 .... 95 99,270
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/31 ...... 40 42,908
Series 2022A , RB , 5.00% , 07/01/31 ..... 85 94,832
City of Raleigh, Series 2024, RB,
5.00%, 10/01/31 ................. 150 167,193
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/31 ...... 135 150,932
City of Wilmington, Series 2021A, GO,
3.00%, 05/01/33 ................. 25 24,758
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/31 ................. 15 16,603
County of Guilford
Series 2022B , GO , 5.00% , 03/01/31 ..... 65 72,135
Series 2024 , GO , 5.00% , 03/01/31 ...... 130 144,271
Series 2025 , GO , 5.00% , 03/01/31 ...... 65 72,135
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 21,670
County of Union, Series 2023, GO,
5.00%, 09/01/31 ................. 15 16,778
County of Wake
Series 2021 , RB , 5.00% , 03/01/31 ...... 55 60,853
Series 2021 , GO , 5.00% , 04/01/31 ...... 60 66,677
Series 2023A , RB , 5.00% , 04/01/31 ..... 10 11,084
Series 2019 , RB , 5.00% , 09/01/31 ...... 95 101,998
Series 2021 , RB , 3.00% , 03/01/35 ...... 20 19,416
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/31 ...... 65 68,993
Series 2021 , RB , 5.00% , 03/01/31 ...... 180 198,631
Series 2019A , RB , 5.00% , 05/01/31 ..... 65 69,298
Series 2021A , RB , 5.00% , 05/01/31 ..... 75 83,050
Series 2019B , GO , 4.00% , 06/01/31 ..... 25 25,875
Series 2021 , RB , 5.00% , 03/01/33 ...... 210 229,511
University of North Carolina at Charlotte (The),
Series 2020A, RB, 5.00%, 10/01/31 ..... 25 26,835
2,369,196
North Dakota — 0.4%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/31 .............. 30 32,749
North Dakota Public Finance Authority
Series 2022A , RB , 5.00% , 10/01/31 ..... 50 55,889
Series 2024A , RB , 5.00% , 10/01/31 ..... 225 251,499
Series 2022A , RB , 4.00% , 10/01/32 ..... 25 26,491
366,628
Ohio — 3.5%
American Municipal Power, Inc., Series 2021A,
RB, 5.00%, 02/15/33 .............. 75 81,541
City of Cleveland
Series 2021A-1 , RB , 4.00% , 10/01/31 .... 20 20,948
Series 2021A , GO , 3.00% , 12/01/31 ..... 100 99,855
Series 2019A , GO , 4.00% , 12/01/31 ..... 25 25,980
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 80 88,579

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/31 ................. USD 200 $ 214,046
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/32 ................. 75 78,428
Miami University, Series 2021A, RB,
5.00%, 09/01/34 ................. 345 376,964
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/34 ..... 135 148,891
Series 2021A , RB , 5.00% , 12/01/35 ..... 110 120,728
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 220 246,945
Ohio Water Development Authority
Series 2024A , RB , 5.00% , 06/01/31 ..... 110 122,050
Series 2019 , RB , 5.00% , 12/01/31 ...... 30 32,338
Series 2023A , RB , 5.00% , 12/01/31 ..... 35 39,117
Series 2024B , RB , 5.00% , 12/01/31 ..... 15 16,765
Series 2021 , RB , 5.00% , 12/01/32 ...... 35 38,978
Series 2021A , RB , 5.00% , 12/01/33 ..... 155 170,567
Series 2021A , RB , 5.00% , 12/01/34 ..... 35 38,404
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023A , RB , 5.00% , 06/01/31 ..... 80 88,764
Series 2023C , RB , 5.00% , 06/01/31 ..... 120 133,146
Series 2020A , RB , 5.00% , 12/01/31 ..... 75 81,618
Series 2021A , RB , 5.00% , 12/01/31 ..... 50 55,882
Series 2023C , RB , 5.00% , 12/01/31 ..... 115 128,528
State of Ohio
Series 2020C , GO , 5.00% , 03/01/31 ..... 15 16,580
Series 2022B , GO , 5.00% , 03/01/31 ..... 110 121,585
Series 2021C , GO , 5.00% , 03/15/31 ..... 80 88,479
Series 2023A , GO , 5.00% , 03/15/31 ..... 80 88,479
Series 2019A , GO , 5.00% , 06/15/31 ..... 10 10,701
Series 2023A , GO , 5.00% , 09/01/31 ..... 60 66,818
Series 2025B , GO , 5.00% , 09/15/31 ..... 50 55,713
Series 2025B , RB , 5.00% , 10/01/31 ..... 110 122,532
Series 2020C , GO , 5.00% , 03/01/32 ..... 75 82,668
3,102,617
Oklahoma — 1.5%
City of Oklahoma
Series 2021 , GO , 3.00% , 03/01/31 ...... 55 55,068
Series 2022 , GO , 4.00% , 03/01/31 ...... 10 10,472
Series 2023 , GO , 4.00% , 03/01/31 ...... 20 21,022
Series 2025 , GO , 5.00% , 03/01/31 ...... 30 33,092
Series 2023 , GO , 4.00% , 03/01/35 ...... 25 25,954
Grand River Dam Authority, Series 2024A, RB,
5.00%, 06/01/31 ................. 25 27,530
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/31 ......... 20 22,140
Oklahoma Municipal Power Authority
Series 2025A , RB , 5.00% , 01/01/31 ..... 85 92,860
Series 2021A , RB , 4.00% , 01/01/33 ..... 25 25,892
Oklahoma State University
Series 2020A , RB , 5.00% , 09/01/31 ..... 150 163,708
Series 2021A , RB , 5.00% , 09/01/31 ..... 85 93,961
Oklahoma Turnpike Authority, Series 2020A, RB,
5.00%, 01/01/31 ................. 185 202,446
Oklahoma Water Resources Board
Series 2020 , RB , 5.00% , 04/01/31 ...... 35 37,981
Series 2020A , RB , 5.00% , 04/01/31 ..... 50 54,258
Series 2021 , RB , 5.00% , 04/01/31 ( OK
CERF ) ....................... 80 88,435
Series 2025A , RB , 5.00% , 04/01/31 ..... 55 60,799
Series 2024C , RB , 5.00% , 10/01/33 ..... 55 60,875
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2021 , RB , 4.00% , 04/01/34 ( OK
CERF ) ....................... USD 25 $ 26,026
Series 2024B , RB , 5.00% , 10/01/34 ..... 110 121,277
University of Oklahoma (The)
Series 2021A , RB , 5.00% , 07/01/32 ..... 60 66,054
Series 2021A , RB , 5.00% , 07/01/33 ..... 20 21,933
1,311,783
Oregon — 1.1%
City of Portland
Series 2021B , GO , 2.00% , 06/01/33 ..... 80 71,752
Series 2022A , GO , 3.00% , 10/01/33 ..... 30 29,762
City of Portland Sewer System, Series 2019A,
RB, 5.00%, 03/01/31 .............. 125 134,562
Clackamas County School District No. 7J Lake
Oswego, Series 2022, GO, 5.00%, 06/01/31
(GTD) ....................... 20 22,223
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/31
(GTD) ....................... 55 59,897
State of Oregon
Series 2021A , GO , 5.00% , 05/01/31 ..... 50 55,562
Series 2023A , GO , 5.00% , 05/01/31 ..... 255 283,368
Series 2019D , GO , 5.00% , 06/01/31 ..... 45 48,126
Series 2021A , GO , 5.00% , 05/01/32 ..... 55 60,929
Series 2021E , GO , 5.00% , 06/01/33 ..... 15 16,596
State of Oregon Department of Transportation,
Series 2024, RB, 5.00%, 05/15/31 ...... 135 149,838
932,615
Pennsylvania — 2.7%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/31 .......... 100 111,435
City of Philadelphia
Series 2025C , GO , 5.00% , 08/01/31 ..... 70 77,606
Series 2021A , GO , 5.00% , 05/01/32 ..... 30 32,805
Series 2021A , GO , 5.00% , 05/01/35 ..... 95 102,918
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/31 ..... 70 77,109
Series 2024C , RB , 5.00% , 09/01/31 ..... 25 27,736
Commonwealth of Pennsylvania
Series 2020 , GO , 5.00% , 05/01/31 ...... 115 125,082
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 130 144,146
Series 2024-1 , GO , 5.00% , 08/15/31 ..... 125 139,114
Series 2023 , GO , 5.00% , 09/01/31 ...... 355 395,342
Series 2021-1 , GO , 4.00% , 05/15/32 ..... 130 136,665
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 25 26,658
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/31 (BAM) ............ 100 107,553
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/31 ......... 70 77,855
Pennsylvania Turnpike Commission
Series 2019A , RB , 5.00% , 12/01/31 ..... 60 64,342
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 27,600
Series 2021B , RB , 5.00% , 12/01/32 ..... 95 104,975
Series 2021C , RB , 5.00% , 12/01/32 ..... 105 116,590
Series 2021B , RB , 5.00% , 12/01/33 ..... 115 126,412
Series 2021A , RB , 5.00% , 12/01/35 ..... 40 43,564
Philadelphia Gas Works Co., Series A, RB,
5.00%, 08/01/31 ................. 130 141,629
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/31 ..... 85 94,302
Series 2023A , RB , 5.00% , 09/01/31 ..... 35 38,830

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
School District of Philadelphia (The), Series
2023A, GO, 5.00%, 09/01/31 (SAW) ..... USD 25 $ 27,321
2,367,589
Rhode Island — 0.1%
State of Rhode Island
Series 2021E , GO , 4.00% , 08/01/32 ..... 35 36,613
Series 2021E , GO , 4.00% , 08/01/33 ..... 50 51,971
88,584
South Carolina — 0.4%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 80 84,120
South Carolina Public Service Authority
Series 2022A , RB , 5.00% , 12/01/31 ..... 95 105,406
Series 2021A , RB , 4.00% , 12/01/33 ..... 10 10,328
South Carolina Transportation Infrastructure
Bank
Series 2024A , RB , 4.00% , 10/01/31 ..... 135 142,731
Series 2021A , RB , 4.00% , 10/01/33 ..... 25 26,154
368,739
Tennessee — 2.4%
City of Chattanooga, Series 2023, RB,
5.00%, 09/01/34 ................. 170 187,156
City of Knoxville Electric System, Series LL2021,
RB, 5.00%, 07/01/31 .............. 20 22,210
City of Memphis
Series 2021 , GO , 5.00% , 05/01/31 ...... 70 77,476
Series 2022A , GO , 5.00% , 10/01/31 ..... 80 89,080
Series 2021 , GO , 5.00% , 05/01/33 ...... 125 137,037
Series 2022A , GO , 5.00% , 10/01/35 ..... 160 174,855
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/31 ...... 65 72,227
Series 2025 , RB , 5.00% , 12/01/31 ...... 60 67,032
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/31 ..... 50 54,495
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 70 77,176
County of Putnam, Series 2021, GO,
4.00%, 04/01/31 ................. 30 31,172
County of Rutherford
Series 2020 , GO , 5.00% , 04/01/31 ...... 105 114,180
Series 2023 , GO , 5.00% , 04/01/31 ...... 70 77,585
Series 2024 , GO , 5.00% , 04/01/31 ...... 25 27,709
County of Williamson, Series 2019, GO,
5.00%, 04/01/31 ................. 40 42,638
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 5.00% , 01/01/31 ..... 15 16,552
Series 2021A , RB , 5.00% , 05/15/31 ..... 50 55,346
Series 2021A , RB , 5.00% , 07/01/31 ..... 20 22,220
Series 2021C , GO , 4.00% , 01/01/32 ..... 85 89,284
Series 2021A , RB , 5.00% , 05/15/35 ..... 85 93,079
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/31 ..... 500 552,434
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/31 ................. 15 16,684
2,097,627
Security
Par (000)
Par (000) Value
Texas — 13.3%
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/31 (PSF) .......... USD 105 $ 115,287
Arlington Independent School District, Series
2021, GO, 4.00%, 02/15/31 (PSF) ...... 25 26,013
Austin Independent School District
Series 2024 , GO , 5.00% , 08/01/31 ( PSF ) .. 95 104,985
Series 2022B , GO , 4.00% , 08/01/33 ( PSF ) 40 41,822
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/31 (PSF) ...... 145 159,206
Board of Regents of the University of Texas
System
Series 2021A , RB , 5.00% , 08/15/31 ..... 100 111,150
Series 2026A , RB , 5.00% , 08/15/31 ..... 120 133,380
Series 2021A , RB , 4.00% , 08/15/35 ..... 90 93,247
Central Texas Regional Mobility Authority
Series 2025A , RB , 5.00% , 01/01/31 ..... 150 164,106
Series 2025B , RB , 5.00% , 01/01/31 ..... 150 163,626
City of Austin, Series 2023, GO, 5.00%, 09/01/31 40 44,482
City of Austin Electric Utility, Series 2025, RB,
5.00%, 11/15/31 ................. 55 61,133
City of Austin Water & Wastewater System,
Series 2021, RB, 5.00%, 11/15/35 ...... 30 32,888
City of Corpus Christi Utility System
Series 2023 , RB , 5.00% , 07/15/31 ...... 125 136,653
Series 2024 , RB , 5.00% , 07/15/31 ...... 20 21,864
City of Dallas
Series 2023A , GO , 5.00% , 02/15/31 ..... 20 21,957
Series 2024A , GO , 5.00% , 02/15/31 ..... 50 54,892
Series 2024C , GO , 5.00% , 02/15/31 ..... 130 142,719
City of Denton
GO , 4.00% , 02/15/31 ............... 30 31,020
GO , 5.00% , 02/15/32 ............... 40 43,769
City of Fort Worth, Series 2021, GO,
4.00%, 03/01/31 ................. 100 104,234
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 4.00%, 02/15/31 ..... 25 25,608
City of Garland, Series 2021, GO,
4.00%, 02/15/31 ................. 120 125,353
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/31 ...... 35 36,990
Series 2026 , RB , 5.00% , 03/01/31 ...... 250 274,169
City of Greenville, GO, 4.00%, 02/15/31 (BAM) 35 36,266
City of Houston, Series 2021A, GO,
4.00%, 03/01/32 ................. 145 150,459
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/31 ..... 35 38,258
Series 2021A , RB , 5.00% , 11/15/31 ..... 75 83,445
City of Pasadena, GO, 5.00%, 02/15/31 .... 40 43,970
City of San Antonio, Series 2021, GO,
5.00%, 08/01/31 ................. 80 88,733
City of San Antonio Electric & Gas Systems
Series 2015B , RB , 4.00% , 02/01/31 ..... 50 52,449
Series 2022 , RB , 5.00% , 02/01/31 ...... 50 54,838
Series 2026A , RB , VRDN, 3.15% , 12/01/31
(c)
65 64,467
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) .. 35 38,561
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 50 55,087
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 75 82,301
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/31 (PSF) .. 65 71,706
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/31 ......... 20 21,357
Comal Independent School District
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 50 54,892
Series 2022 , GO , 5.00% , 02/01/32 ( PSF ) .. 60 65,864

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Conroe Independent School District
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. USD 50 $ 55,182
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 70 77,255
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/31 (PSF) ...... 55 61,041
County of Bexar, Series 2022B, GO,
5.00%, 06/15/32 ................. 50 54,908
County of Denton, GO, 5.00%, 07/15/31 .... 75 83,134
County of Harris
GO , 5.00% , 09/15/31 ............... 20 22,253
Series 2022A , GO , 5.00% , 10/01/34 ..... 150 165,191
County of Harris Toll Road, Series 2024A, RB,
5.00%, 08/15/31 ................. 90 99,740
Crowley Independent School District, Series
2023, GO, 5.00%, 02/01/31 (PSF) ...... 60 66,123
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) .. 20 21,634
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 99,115
Series 2020A , GO , 5.00% , 02/15/32 ( PSF ) 120 131,794
Series 2020A , GO , 3.00% , 02/15/34 ( PSF ) 20 19,442
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 95 91,266
Dallas Area Rapid Transit, Series 2020A, RB,
5.00%, 12/01/31 ................. 35 38,001
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/31 ......... 20 22,209
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. 70 72,709
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 80 88,102
Series 2022 , GO , 4.00% , 02/15/33 ( PSF ) .. 20 20,844
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/32 ( PSF ) .. 75 82,325
Series 2022 , GO , 5.00% , 06/15/33 ( PSF ) .. 125 136,742
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 100 107,181
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 60 66,840
DeSoto Independent School District
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 110 121,682
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 85 94,027
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 140 146,686
Fort Bend Independent School District, Series
2022A, GO, 5.00%, 08/15/33 (PSF) ..... 75 82,671
Fort Worth Independent School District
Series 2021A , GO , 5.00% , 02/15/31 ( PSF ) 55 60,674
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 75 82,737
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 50 55,158
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 140 154,443
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 50 55,158
Frisco Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. 175 183,189
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 65 71,552
Georgetown Independent School District, Series
2022, GO, 5.00%, 08/15/31 (PSF) ...... 110 121,911
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/31
(PSF) ....................... 110 121,911
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/31 (PSF) ...... 200 219,971
Hays Consolidated Independent School District,
Series 2022, GO, 5.00%, 02/15/35 (PSF) .. 50 54,441
Katy Independent School District, Series 2022,
GO, 5.00%, 02/15/33 (PSF) .......... 60 65,672
Klein Independent School District
Series 2020 , GO , 5.00% , 08/01/31 ( PSF ) .. 75 81,822
Series 2023 , GO , 5.00% , 08/01/31 ( PSF ) .. 55 60,922
Security
Par (000)
Par (000) Value
Texas (continued)
Lamar Consolidated Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. USD 170 $ 186,416
Series 2021A , GO , 5.00% , 02/15/32 ( PSF ) 60 65,784
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/31 ( PSF ) 65 72,173
Series 2022 , GO , 5.00% , 08/15/32 ( PSF ) .. 25 27,602
Series 2021A , GO , 3.00% , 08/15/34 ( PSF ) 115 111,339
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/31 (PSF) ...... 50 55,622
Lone Star College System, Series 2021A, GO,
3.00%, 02/15/35 ................. 35 33,525
Lower Colorado River Authority
Series 2019A , RB , 5.00% , 05/15/31 ..... 60 63,608
Series 2023A , RB , 5.00% , 05/15/31 ..... 180 197,446
Series 2022 , RB , 5.00% , 05/15/34 ...... 90 97,619
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/31 ..... 75 82,420
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/31
(a)
.... 655 568,274
Series 2023B , RB , 5.00% , 01/01/31 ..... 30 32,780
Northwest Independent School District
Series 2020 , GO , 4.00% , 02/15/31 ( PSF ) .. 20 20,847
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 50 54,969
Pasadena Independent School District, Series
2023A, GO, 5.00%, 02/15/31 ......... 100 109,939
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/31 (PSF) .......... 95 104,711
Port Authority of Houston of Harris County Texas
Series 2021 , RB , 5.00% , 10/01/31 ...... 105 115,573
Series 2023 , RB , 5.00% , 10/01/31 ...... 50 55,035
Prosper Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 130 143,288
Round Rock Independent School District, Series
2026B, GO, VRDN, 5.00%, 08/01/31 (PSF)
(c)
250 278,465
San Antonio Independent School District
Series 2021 , GO , 5.00% , 08/15/31 ( PSF ) .. 140 152,407
Series 2022 , GO , 5.00% , 08/15/31 ( PSF ) .. 75 83,082
San Antonio Water System, Series 2022B, RB,
5.00%, 05/15/31 ................. 65 71,749
Spring Branch Independent School District
Series 2020 , GO , 5.00% , 02/01/31 ( PSF ) .. 35 38,572
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 60 66,123
Series 2020 , GO , 5.00% , 02/01/32 ( PSF ) .. 55 60,401
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/31 .............. 15 16,530
State of Texas
Series 2022A , GO , 5.00% , 08/01/31 ..... 65 72,204
Series 2024 , GO , 5.00% , 10/01/31 ...... 25 27,649
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/31 .............. 50 54,384
Temple Independent School District, Series
2022, GO, 5.00%, 02/01/33 (PSF) ...... 100 109,211
Texas A&M University
Series 2022 , RB , 5.00% , 05/15/31 ...... 150 166,270
Series 2021A , RB , 4.00% , 05/15/35 ..... 50 51,832
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/31 .............. 145 160,255
Texas State University System
Series 2019A , RB , 5.00% , 03/15/31 ..... 105 111,412
Series 2021A , RB , 4.00% , 03/15/32 ..... 45 46,834
Texas Water Development Board
Series 2019A , RB , 5.00% , 04/15/31 ..... 15 16,126
Series 2025 , RB , 5.00% , 10/15/31 ...... 60 66,815
Series 2021 , RB , 5.00% , 08/01/34 ...... 145 159,301

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Trinity River Authority Central Regional
Wastewater System
Series 2020 , RB , 3.00% , 08/01/31 ...... USD 50 $ 49,806
Series 2021 , RB , 4.00% , 08/01/33 ...... 125 130,003
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/31 ................. 50 55,484
Tyler Independent School District
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 85 93,154
Series 2022 , GO , 5.00% , 02/15/33 ( PSF ) .. 70 76,486
University of Houston, Series 2022A, RB,
5.00%, 02/15/31 ................. 205 225,780
Waco Educational Finance Corp., Series 2021,
RB, 5.00%, 03/01/34 .............. 105 113,518
Wylie Independent School District, Series 2024,
GO, 5.00%, 08/15/31 (PSF) .......... 60 66,434
11,610,121
Utah — 1.5%
Canyons School District, Series 2022, GO,
5.00%, 06/15/31 (GTD) ............. 110 122,465
Canyons School District Local Building Authority,
Series 2024, RB, 5.00%, 06/15/31 ...... 60 66,465
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/31 ..... 25 27,612
Series 2021C , RB , 4.00% , 03/01/33 ..... 25 26,190
Series 2021C , RB , 4.00% , 03/01/34 ..... 20 20,782
Series 2021C , RB , 4.00% , 03/01/35 ..... 25 25,833
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/31 ................. 350 387,712
County of Utah, Series 2019, RB,
5.00%, 12/01/31 ................. 45 48,434
Davis School District, Series 2020, GO,
4.00%, 06/01/31 (GTD) ............. 20 20,650
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/32 ..... 65 71,490
Series 2022A , RB , 5.00% , 07/01/34 ..... 50 54,759
Series 2022A , RB , 5.00% , 07/01/35 ..... 70 76,378
Provo School District, Series 2021, GO,
5.00%, 06/15/31 (GTD) ............. 20 22,012
University of Utah (The)
Series 2019A , RB , 5.00% , 08/01/31 ..... 65 69,575
Series 2022B , RB , 5.00% , 08/01/31 ..... 220 244,394
1,284,751
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2023-3,
RB, 5.00%, 12/01/33 .............. 40 44,160
Virginia — 2.3%
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/31 (SAW) ............ 75 83,486
City of Virginia Beach
Series 2020A , RB , 5.00% , 11/15/31 ..... 100 109,624
Series 2021A , GO , 4.00% , 09/01/32 ( SAW ) 25 26,492
Series 2021A , GO , 3.00% , 09/01/34 ( SAW ) 15 14,800
County of Fairfax
Series 2023A , GO , 4.00% , 10/01/31 ( SAW ) 65 69,291
Series 2020A , GO , 5.00% , 10/01/31 ( SAW ) 15 16,294
Series 2021A , GO , 4.00% , 10/01/32 ( SAW ) 20 21,127
Series 2021A , GO , 2.00% , 10/01/33 ( SAW ) 60 52,707
Series 2021A , RB , 5.00% , 07/15/35 ..... 60 65,822
County of Loudoun
Series 2021A , GO , 4.00% , 12/01/31 ( SAW ) 65 68,603
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 75 80,982
Security
Par (000)
Par (000) Value
Virginia (continued)
Loudoun County Sanitation Authority, Series
2021, RB, 4.00%, 01/01/32 .......... USD 100 $ 105,738
Virginia College Building Authority
Series 2019A , RB , 5.00% , 02/01/31 ..... 50 53,011
Series 2021A , RB , 5.00% , 02/01/31 ..... 70 77,117
Series 2022A , RB , 5.00% , 02/01/31 ..... 55 60,592
Series 2023A , RB , 5.00% , 02/01/31 ..... 140 154,235
Series 2023B , RB , 5.00% , 02/01/31 ..... 60 66,101
Series 2021A , RB , 4.00% , 02/01/33 ..... 185 192,093
Virginia Commonwealth Transportation Board,
Series 2019, RB, 5.00%, 05/15/31 ...... 85 90,829
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/31 ..... 105 114,673
Series 2022A , RB , 5.00% , 08/01/31 ..... 80 89,069
Series 2021A-1 , RB , 5.00% , 08/01/32 .... 115 127,556
Virginia Public School Authority
Series 2021C , RB , 5.00% , 08/01/31 ( SAW ) 45 49,939
Series 2021A , RB , 3.00% , 08/01/33 ( SAW ) 55 54,322
Series 2021C , RB , 4.00% , 08/01/33 ( SAW ) 40 42,050
Series 2021A , RB , 2.00% , 08/01/35 ( SAW ) 20 16,894
Virginia Resources Authority, Series 2021C, RB,
4.00%, 11/01/34 ................. 105 110,326
2,013,773
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 5.00% , 11/01/31 .... 15 16,771
Series 2024S-1 , RB , 5.00% , 11/01/33 .... 80 88,552
City of Bellevue, Series 2022, GO,
4.00%, 12/01/32 ................. 35 36,892
City of Seattle
Series 2020A , GO , 2.00% , 08/01/31 ..... 100 92,752
Series 2021A , GO , 5.00% , 12/01/31 ..... 95 105,405
Series 2021A , RB , 4.00% , 07/01/32 ..... 100 105,621
Series 2021 , RB , 4.00% , 09/01/32 ...... 135 142,467
City of Tacoma
Series 2023 , GO , 5.00% , 12/01/31 ...... 80 89,332
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 27,916
Series 2022 , RB , 4.00% , 12/01/34 ...... 25 26,093
Series 2022 , RB , 4.00% , 12/01/35 ...... 20 20,711
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 75 80,022
Clark County School District No. 37 Vancouver,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 50 53,241
County of King
Series 2019 , GO , 5.00% , 01/01/31 ...... 55 58,472
Series 2024B , RB , 5.00% , 07/01/31 ..... 200 222,102
Series 2021A , GO , 5.00% , 01/01/32 ..... 65 72,002
County of Kitsap, Series 2019, RB,
5.00%, 12/01/31 ................. 10 10,781
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,169
King & Snohomish Counties School District No.
417 Northshore
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 140 156,024
Series 2024 , GO , 5.00% , 12/01/31 ( GTD ) . 90 100,301
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/31 (GTD) . 20 22,333
King County School District No. 405 Bellevue
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 55 61,325
Series 2021B , GO , 5.00% , 12/01/32 ( GTD ) 55 61,077
King County School District No. 411 Issaquah,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 20 21,382
Pierce County School District No. 401 Peninsula,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 75 81,624

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
101
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/31 ..... USD 75 $ 82,960
Series 2021B , RB , 5.00% , 06/01/32 ..... 80 88,248
Series 2021B , RB , 5.00% , 06/01/34 ..... 90 98,646
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/31 ................. 20 22,333
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/31
(GTD) ....................... 75 79,810
State of Washington
Series 2024A , COP , 5.00% , 01/01/31 .... 15 16,524
Series 2022C , GO , 5.00% , 02/01/31 ..... 60 66,267
Series 2020B , GO , 5.00% , 06/01/31 ..... 55 58,683
Series 2025B , GO , 5.00% , 06/01/31 ..... 80 88,812
Series R-2021A , GO , 5.00% , 06/01/31 ... 100 108,751
Series 2024B , COP , 5.00% , 07/01/31 .... 55 61,050
Series R-2025A , GO , 5.00% , 07/01/31 ... 100 111,153
Series R-2025B , GO , 5.00% , 07/01/31 ... 210 233,421
Series 2024A , GO , 5.00% , 08/01/31 ..... 50 55,645
Series R-2023A , GO , 5.00% , 08/01/31 ... 60 66,774
Series R-2024C , GO , 5.00% , 08/01/31 ... 80 89,032
Series 2022A , GO , 5.00% , 08/01/32 ..... 110 121,676
Series 2021D , GO , 4.00% , 06/01/33 ..... 15 15,705
Series 2021E , GO , 5.00% , 06/01/33 ..... 95 104,540
Series 2022A , GO , 5.00% , 08/01/33 ..... 140 154,393
Series 2021C , GO , 5.00% , 02/01/34 ..... 105 114,699
University of Washington
Series 2024A , RB , 5.00% , 04/01/31 ..... 85 93,921
Series 2021A , RB , 5.00% , 04/01/34 ..... 50 54,671
Whatcom County School District No.
501 Bellingham, Series 2023, GO,
5.00%, 12/01/31 (GTD) ............. 40 44,578
3,807,659
West Virginia — 0.7%
State of West Virginia
Series 2019A , GO , 5.00% , 06/01/31 ..... 30 32,055
Series 2021A , GO , 5.00% , 06/01/31 ..... 40 44,424
Series 2019A , GO , 5.00% , 12/01/31 ..... 100 106,790
Series 2021A , GO , 5.00% , 06/01/34 ..... 70 77,316
Series 2021A , GO , 5.00% , 06/01/35 ..... 100 110,051
West Virginia Parkways Authority
Series 2021 , RB , 5.00% , 06/01/33 ...... 55 60,521
Series 2021 , RB , 5.00% , 06/01/34 ...... 175 191,811
622,968
Security
Par (000)
Par (000) Value
Wisconsin — 1.3%
City of Madison, Series 2024B, GO,
5.00%, 10/01/31 ................. USD 85 $ 94,779
City of Milwaukee, Series 2026N-1, GO,
5.00%, 12/01/31 ................. 100 109,758
Milwaukee Metropolitan Sewerage District,
Series 2022A, GO, 5.00%, 10/01/31 ..... 125 136,880
State of Wisconsin
Series 2021-1 , GO , 5.00% , 05/01/31 ..... 190 207,269
Series 2021B , GO , 5.00% , 05/01/31 ..... 50 53,452
Series 2024A , GO , 5.00% , 05/01/31 ..... 20 22,204
Series 2024C , GO , 5.00% , 05/01/31 ..... 20 22,204
Series 2022A , GO , 5.00% , 05/01/34 ..... 45 49,560
Series 2022A , GO , 5.00% , 05/01/35 ..... 155 169,953
State of Wisconsin Environmental Improvement
Fund
Series 2021A , RB , 4.00% , 06/01/31 ..... 25 26,228
Series 2020A , RB , 5.00% , 06/01/31 ..... 45 48,108
Wisconsin Department of Transportation, Series
2024-2, RB, 5.00%, 07/01/31 ......... 175 194,508
1,134,903
Total Long-Term Investments — 98 .9%
(Cost: $ 86,965,081 ) ............................... 86,535,951
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(d) (e)
......... 76,268 76,275
Total Short-Term Securities — 0 .1%
(Cost: $ 76,275 ) ................................. 76,275
Total Investments — 99 .0%
(Cost: $ 87,041,356 ) ............................... 86,612,226
Other Assets Less Liabilities — 1.0% .................... 907,105
Net Assets — 100.0% ...............................
$ 87,519,331
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 6,159 $ 70,116
(a)
$ — $ — $ — $ 76,275 76,268 $ 3,923 $ —
— —
(a)
Represents net amount purchased (sold).

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
102
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 86,535,951 $ — $ 86,535,951
Short-Term Securities
Money Market Funds ...................................... 76,275 — — 76,275
$ 76,275 $ 86,535,951 $ — $ 86,612,226

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF
Schedules of Investments
103
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alaska — 0.5%
Municipality of Anchorage, Series 2022A, GO,
5.00%, 09/01/33 ................. USD 25 $ 27,963
Arizona — 3.1%
Arizona Board of Regents
Series 2023B , RB , 5.00% , 07/01/32 ..... 20 22,520
Series 2022A , RB , 5.00% , 07/01/34 ..... 30 33,462
City of Phoenix Civic Improvement Corp., Series
2022, RB, 5.00%, 07/01/32 .......... 40 45,159
County of Pima, COP, 5.00%, 12/01/32 .... 25 27,958
Maricopa County Elementary School District No.
1-Phoenix Elementary, Series 2024B, GO,
5.00%, 07/01/32 (BAM) ............ 25 27,908
157,007
Arkansas — 0.8%
University of Arkansas
Series 2022A , RB , 5.00% , 04/01/32 ..... 20 22,343
Series 2024B , RB , 5.00% , 11/01/32 ..... 20 22,500
44,843
California — 12.8%
California State Public Works Board, Series
2022C, RB, 5.00%, 08/01/32 ......... 50 55,514
City of Santa Maria, Series 2021A, RB,
4.00%, 02/01/32 ................. 35 37,170
El Monte Union High School District, Series B,
GO, 0.00%, 06/01/32
(a)
............. 30 24,985
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/32 (NPFGC)
(a)
....... 20 16,496
Los Angeles Department of Water & Power
Series 2023D , RB , 5.00% , 07/01/32 ..... 45 49,836
Series 2025B , RB , 5.00% , 07/01/32 ..... 10 11,075
Los Angeles Department of Water & Power
Water System, Series 2022B, RB,
5.00%, 07/01/32 ................. 20 21,990
Los Angeles Unified School District, Series
2021RYRR, GO, 5.00%, 07/01/35 ...... 75 83,350
Rio Hondo Community College District, Series
2009B, GO, 0.00%, 08/01/32
(a)
........ 25 20,822
San Bernardino Community College District,
Series 2009D, GO, 0.00%, 08/01/32
(a)
.... 45 37,411
San Joaquin Hills Transportation Corridor
Agency, Series 2021A, RB, 5.00%, 01/15/33 35 38,288
San Jose Evergreen Community College District,
Series C, GO, 5.00%, 09/01/36 ........ 25 28,211
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32
(a)
........ 25 20,618
State of California
GO , 5.00% , 04/01/32 ............... 20 22,507
GO , 5.00% , 10/01/32 ............... 25 28,318
GO , 5.00% , 11/01/32 ............... 70 76,658
University of California
Series 2022BK , RB , 5.00% , 05/15/32 .... 15 16,889
Series 2023BM , RB , 5.00% , 05/15/32 .... 50 56,298
646,436
Colorado — 1.9%
City & County of Denver, Series 2022B, GO,
5.00%, 08/01/36 ................. 25 27,700
City & County of Denver Airport System, Series
2022B, RB, 5.00%, 11/15/35 ......... 40 44,526
Security
Par (000)
Par (000) Value
Colorado (continued)
Regional Transportation District, COP,
5.00%, 06/01/32 ................. USD 20 $ 22,424
94,650
Connecticut — 0.7%
State of Connecticut
Series 2023A , GO , 5.00% , 05/15/32 ..... 10 11,223
Series 2022C , GO , 5.00% , 06/15/35 ..... 20 22,169
33,392
Delaware — 0.4%
Delaware Transportation Authority, Series 2022,
RB, 5.00%, 07/01/33 .............. 20 22,465
District of Columbia — 1.0%
District of Columbia Income Tax
Series 2022A , RB , 5.00% , 07/01/33 ..... 20 22,393
Series 2022C , RB , 5.00% , 12/01/33 ..... 10 11,250
District of Columbia Water & Sewer Authority,
Series 2026B, RB, 5.00%, 10/01/32 ..... 15 16,914
50,557
Florida — 5.3%
City of Delray Beach, Series 2025, RB,
5.00%, 10/01/32 ................. 20 22,477
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/32 ................. 20 22,427
City of Tampa Water & Wastewater System,
Series 2022A, RB, 5.00%, 10/01/36 ..... 25 27,817
Palm Beach County School District, Series
2022B, COP, 5.25%, 08/01/36 ........ 45 50,204
School District of Broward County
Series 2021 , GO , 5.00% , 07/01/32 ...... 25 27,521
Series 2022B , COP , 5.00% , 07/01/34 .... 50 54,729
State of Florida, Series 2024A, GO,
5.00%, 07/01/32 ................. 25 28,239
Volusia County School Board, Series 2025B,
COP, 5.00%, 08/01/32 ............. 30 33,594
267,008
Georgia — 2.7%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/35 ................. 45 50,601
Municipal Electric Authority of Georgia, Series
2020, RB, 5.00%, 01/01/32 .......... 25 27,197
State of Georgia, Series 2022A, GO,
5.00%, 07/01/32 ................. 50 56,603
134,401
Hawaii — 1.4%
City & County Honolulu Wastewater System,
Series 2022A, RB, 5.00%, 07/01/35 ..... 20 22,188
City & County of Honolulu, Series 2022B, GO,
5.00%, 07/01/33 ................. 25 28,063
County of Hawaii, Series 2023, GO,
5.00%, 09/01/32 ................. 20 22,591
72,842
Idaho — 0.6%
Idaho Housing & Finance Association, Series
2022A, RB, 5.00%, 08/15/33 ......... 25 28,087
Illinois — 5.7%
Chicago O'Hare International Airport
Series 2023 , RB , 5.00% , 01/01/32 ( BAM ) . 30 33,187
Series 2022D , RB , 5.00% , 01/01/33 ..... 30 33,133

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF
104
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/32 ..... USD 25 $ 27,560
Series 2023B , RB , 5.00% , 01/01/35 ..... 50 55,010
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/33 ..... 30 33,133
Series 2023B , RB , 5.00% , 11/01/35 ( AGM ) 30 32,794
State of Illinois
Series 2025C , GO , 5.25% , 09/01/32 ..... 35 39,248
Series 2023B , GO , 5.00% , 05/01/36 ..... 30 32,332
286,397
Indiana — 0.6%
Indiana Finance Authority, Series 2023A, RB,
5.00%, 10/01/32 ................. 25 28,096
Kansas — 1.0%
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/36 ................. 25 27,804
Kansas Development Finance Authority, Series
2022D, RB, 5.00%, 04/01/32 ......... 20 21,518
49,322
Kentucky — 1.7%
Kentucky State Property & Building Commission
Series 2024A , RB , 5.00% , 11/01/32 ..... 30 33,693
Series A , RB , 5.00% , 06/01/36 ......... 50 54,541
88,234
Louisiana — 0.9%
State of Louisiana, Series 2024C, GO,
5.00%, 12/01/32 ................. 40 45,141
Maryland — 2.7%
City of Baltimore, Series 2022A, RB,
5.00%, 07/01/34 ................. 35 38,732
County of Prince George's, Series 2024B, GO,
5.00%, 09/01/32 ................. 20 22,567
Maryland State Transportation Authority, Series
2021A, RB, 3.00%, 07/01/32 ......... 45 44,340
State of Maryland, Series 2020A, GO,
5.00%, 03/15/32 ................. 30 32,506
138,145
Massachusetts — 0.4%
Massachusetts Clean Water Trust (The), Series
2020, RB, 4.00%, 08/01/32 .......... 20 20,840
Minnesota — 1.2%
Metropolitan Council, Series 2023B, GO,
5.00%, 03/01/32 ................. 25 27,513
State of Minnesota, Series 2022A, GO,
5.00%, 08/01/34 ................. 30 33,531
61,044
Missouri — 0.4%
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/32 ..... 20 22,529
Nevada — 2.5%
County of Clark, Series 2022, RB,
5.00%, 07/01/33 ................. 25 28,003
Las Vegas Valley Water District
Series 2020C , GO , 4.00% , 06/01/32 ..... 30 31,165
Series 2022B , GO , 5.00% , 06/01/32 ..... 30 33,814
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2022C , GO , 4.00% , 06/01/33 ..... USD 30 $ 31,663
124,645
New Jersey — 2.3%
New Jersey Transportation Trust Fund Authority
Series 2024CC , RB , 5.00% , 06/15/32 .... 25 27,919
Series 2025AA , RB , 5.00% , 06/15/32 .... 20 22,336
Series 2022CC , RB , 5.25% , 06/15/32 .... 40 45,228
Series 2022AA , RB , 5.00% , 06/15/33 .... 20 22,223
117,706
New Mexico — 0.9%
New Mexico Finance Authority
Series 2023B , RB , 5.00% , 06/01/32 ..... 20 22,353
Series 2021B , RB , 5.00% , 06/15/32 ..... 20 22,363
44,716
New York — 11.4%
City of New York
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/32 ................ 40 44,457
Series 2023C , GO , 5.00% , 08/01/32 ..... 65 72,677
Series 2024E , GO , 5.00% , 08/01/32 ..... 35 39,134
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/33 ................ 20 22,276
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/34 ................ 20 22,170
Series 2022D, Sub-Series D-1 , GO ,
5.00% , 05/01/35 ................ 25 27,450
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/35 ................ 25 27,521
County of Monroe, Series 2024, GO,
4.00%, 06/01/36 ................. 30 31,328
Empire State Development Corp., Series 2023B,
RB, 5.00%, 03/15/32 .............. 25 28,174
Long Island Power Authority, Series 2021A, RB,
4.00%, 09/01/32 ................. 10 10,551
Metropolitan Transportation Authority
Dedicated Tax Fund, Series 2012A, RB,
0.00%, 11/15/32
(a)
................ 30 24,439
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 20 22,255
New York City Transitional Finance Authority
Future Tax Secured
Series 2021A , RB , 5.00% , 11/01/32 ..... 20 21,807
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32 ................ 20 22,501
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/34 ................ 50 55,403
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/35 ................ 20 22,060
Series 2023B, Sub-Series B-1 , RB ,
5.25% , 11/01/35 ................ 30 33,566
New York State Dormitory Authority, Series
2019D, RB, 5.00%, 02/15/32 ......... 25 26,960
New York State Environmental Facilities Corp.,
Series 2022A, RB, 5.00%, 06/15/35 ..... 20 22,322
577,051
North Carolina — 0.4%
City of Charlotte, Series 2025A, RB,
5.00%, 07/01/32 ................. 20 22,445

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF
Schedules of Investments
105
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio — 3.6%
City of Cleveland, Series 2021A-1, RB,
4.00%, 10/01/32 ................. USD 30 $ 31,311
City of Columbus, Series 2023A, GO,
5.00%, 08/15/32 ................. 55 62,048
Ohio Water Development Authority, Series
2022A, RB, 5.00%, 06/01/34 ......... 20 22,523
State of Ohio
Series 2023A , GO , 5.00% , 09/01/32 ..... 10 11,275
Series 2025D , GO , 5.00% , 11/01/32 ..... 30 33,896
Series 2021A , GO , 5.00% , 03/01/35 ..... 20 22,142
183,195
Oklahoma — 0.4%
Grand River Dam Authority, Series 2024A, RB,
5.00%, 06/01/32 ................. 20 22,283
Pennsylvania — 3.2%
City of Philadelphia, Series 2021A, GO,
5.00%, 05/01/32 ................. 25 27,337
City of Philadelphia Water & Wastewater, Series
2023B, RB, 5.00%, 09/01/32 ......... 20 22,452
Commonwealth of Pennsylvania, Series 2026,
GO, 5.00%, 04/01/32 .............. 20 22,455
Pennsylvania Turnpike Commission, Series
2021B, RB, 5.00%, 12/01/32 ......... 20 22,014
Pennsylvania Turnpike Commission Registration
Fee, Series 2025, RB, 5.00%, 07/15/32 ... 30 33,519
Pittsburgh Water & Sewer Authority, Series
2019B, RB, 5.00%, 09/01/32 ......... 30 33,678
161,455
Rhode Island — 0.6%
State of Rhode Island, Series 2022A, GO,
5.00%, 08/01/34 ................. 25 27,996
South Carolina — 0.7%
State of South Carolina, Series 2022A, GO,
5.00%, 04/01/35 ................. 30 33,414
Tennessee — 2.7%
City of Knoxville, Series 2021A, RB,
4.00%, 04/01/35 ................. 30 31,295
City of Memphis Light Gas & Water Division
Electric System, Series 2020A, RB,
5.00%, 12/01/32 ................. 20 21,785
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 4.00% , 01/01/32 ..... 20 21,186
Series 2026A , GO , 5.00% , 01/01/32 ..... 20 22,392
Series 2024A , RB , 5.00% , 05/15/32 ..... 35 39,365
136,023
Texas — 15.4%
Alvin Independent School District, Series 2023,
GO, 5.00%, 02/15/34 (PSF) .......... 35 38,698
Austin Community College District, Series 2023,
GO, 5.00%, 08/01/32 .............. 30 33,592
Austin Community College District Public Facility
Corp., Series 2025, RB, 5.00%, 08/01/32 .. 25 27,797
Austin Independent School District, Series
2022C, GO, 5.00%, 08/01/32 ......... 20 22,122
Board of Regents of the University of Texas
System, Series 2024A, RB, 5.00%, 08/15/32 15 16,897
Brownwood Independent School District, Series
2023, GO, 5.00%, 02/15/33 (PSF) ...... 25 27,649
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/32 .......... 30 33,251
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas, Series 2024A, GO,
5.00%, 02/15/32 ................. USD 40 $ 44,403
City of San Antonio, GO, 5.00%, 02/01/32 ... 20 22,315
City of San Antonio Electric & Gas Systems,
Series 2022, RB, 5.00%, 02/01/33 ...... 20 22,155
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/32 (PSF) ...... 20 22,417
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/32 ................. 20 22,442
Cypress-Fairbanks Independent School District,
Series 2024B, GO, 5.00%, 02/15/32 (PSF) . 20 22,326
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/32 ......... 20 22,485
Del Valle Independent School District, Series
2024, GO, 5.00%, 06/15/32 (PSF) ...... 20 22,397
Georgetown Independent School District, Series
2023, GO, 5.00%, 08/15/34 (PSF) ...... 20 22,250
Harris County Flood Control District, Series
2022A, GO, 5.00%, 10/01/33 ......... 20 22,307
Hays Consolidated Independent School District,
Series 2022, GO, 5.00%, 02/15/32 (PSF) .. 25 27,422
Leander Independent School District, Series
2024, GO, 5.00%, 08/15/32 (PSF) ...... 30 33,717
Northwest Independent School District, Series
2022A, GO, 5.00%, 02/15/36 (PSF) ..... 10 10,954
Pflugerville Independent School District
Series 2023A , GO , 5.00% , 02/15/33 ..... 40 44,375
Series 2023A , GO , 5.00% , 02/15/34 ..... 30 33,150
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/36 (PSF) ...... 10 10,943
San Antonio Independent School District, Series
2022, GO, 5.00%, 08/15/32 (PSF) ...... 30 33,607
Southwest Independent School District, Series
2023, GO, 5.00%, 02/01/32 (PSF) ...... 30 33,405
Texas A&M University, Series 2022, RB,
5.25%, 05/15/36 ................. 40 44,577
Texas Water Development Board, Series 2022,
RB, 5.00%, 08/01/32 .............. 25 28,132
University of Houston, Series 2022A, RB,
5.00%, 02/15/36 ................. 30 32,965
778,750
Utah — 0.9%
City of Salt Lake City, Series 2022B, RB,
5.00%, 10/01/36 ................. 15 16,608
University of Utah (The), Series 2023A, RB,
5.00%, 08/01/32 ................. 25 28,149
44,757
Virginia — 0.4%
Virginia College Building Authority, Series 2023A,
RB, 5.00%, 09/01/32 (SAW) .......... 20 22,530
Washington — 5.9%
Clark County School District No. 114 Evergreen,
Series 2020, GO, 5.00%, 12/01/32 (GTD) . 20 21,634
County of King
Series 2025A , RB , 5.00% , 01/01/32 ..... 40 44,717
Series 2021A , GO , 4.00% , 12/01/32 ..... 30 31,732
King & Snohomish Counties School District
No. 417 Northshore, Series 2022, GO,
5.00%, 12/01/32 (GTD) ............. 20 22,356
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/36 (GTD) . 40 44,246

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF
106
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/32 ................. USD 30 $ 33,932
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/32
(GTD) ....................... 20 22,596
State of Washington
Series R-2022C , GO , 4.00% , 07/01/32 ... 30 31,983
Series 2022A , GO , 5.00% , 08/01/32 ..... 40 44,246
297,442
Wisconsin — 1.5%
City of Madison, Series 2022C, GO,
4.00%, 10/01/32 ................. 20 20,909
State of Wisconsin
Series 2022-4 , GO , 5.00% , 05/01/33 ..... 25 27,949
Series 2023B , GO , 5.00% , 05/01/33 ..... 25 27,949
76,807
Total Long-Term Investments — 98 .6%
(Cost: $ 4,968,403 ) ............................... 4,990,614
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(b) (c)
......... 5,892 $ 5,892
Total Short-Term Securities — 0 .1%
(Cost: $ 5,892 ) .................................. 5,892
Total Investments — 98 .7%
(Cost: $ 4,974,295 ) ............................... 4,996,506
Other Assets Less Liabilities — 1.3% .................... 64,841
Net Assets — 100.0% ...............................
$ 5,061,347
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 5,892
(b)
$ — $ — $ — $ 5,892 5,892 $ 18 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,990,614 $ — $ 4,990,614
Short-Term Securities
Money Market Funds ...................................... 5,892 — — 5,892
$ 5,892 $ 4,990,614 $ — $ 4,996,506

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF
Schedules of Investments
107
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
City of Huntsville, Series 2024A, GO,
5.00%, 12/01/33 ................. USD 20 $ 22,900
Alaska — 0.6%
Municipality of Anchorage, Series 2022A, GO,
5.00%, 09/01/33 ................. 20 22,370
Arizona — 2.4%
Arizona Board of Regents, Series 2023B, RB,
5.00%, 07/01/33 ................. 20 22,800
City of Chandler, Series 2023, RB,
5.00%, 07/01/35 ................. 20 22,628
City of Phoenix Civic Improvement Corp., Series
2025, RB, 5.00%, 07/01/33 .......... 40 45,624
91,052
California — 14.5%
California Educational Facilities Authority, Series
2025B, RB, 5.00%, 11/01/33 ......... 30 34,406
California State Public Works Board
Series 2023B , RB , 5.00% , 12/01/33 ..... 50 56,473
Series 2023C , RB , 5.00% , 09/01/36 ..... 15 16,876
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/33
(a)
........ 40 32,138
City of Santa Monica, Series 2021, RB,
4.00%, 08/01/33 ................. 25 26,688
Irvine Facilities Financing Authority, Series
2023A, 5.00%, 09/01/37 ............ 25 28,114
Los Angeles Department of Water & Power,
Series 2023B, RB, 5.00%, 07/01/36 ..... 30 32,794
Los Angeles Unified School District, Series
2022QRR, GO, 5.00%, 07/01/37 ....... 25 27,916
Merced Union High School District, Series
2011C, GO, 0.00%, 08/01/33
(a)
........ 25 20,201
Municipal Improvement Corp. of Los Angeles,
Series 2023A, RB, 5.00%, 05/01/37 ..... 20 22,551
Rio Hondo Community College District, Series
2009B, GO, 0.00%, 08/01/33
(a)
........ 25 20,072
Riverside County Public Financing Authority,
Series 2024A, 5.00%, 10/01/33 ........ 25 28,788
Sacramento City Unified School District, Series
2024B, GO, 5.00%, 08/01/36 (BAM) ..... 20 22,762
San Joaquin Hills Transportation Corridor
Agency, Series 2021A, RB, 5.00%, 01/15/33 30 32,818
Santa Monica-Malibu Unified School District,
Series A, GO, 5.00%, 08/01/37 ........ 30 34,198
State of California, Series 2024, GO,
4.00%, 09/01/33 ................. 30 32,289
University of California
Series 2021Q , RB , 5.00% , 05/15/33 ..... 50 55,140
Series 2023BM , RB , 5.00% , 05/15/36 .... 25 28,044
552,268
Colorado — 0.6%
Boulder Valley School District No. Re-2 Boulder,
Series 2023, GO, 5.00%, 12/01/33 (SAW) . 20 22,957
Connecticut — 1.2%
State of Connecticut, Series 2025B, GO,
5.00%, 12/01/33 ................. 20 22,825
State of Connecticut Special Tax, Series 2022A,
RB, 5.00%, 07/01/35 .............. 20 22,338
45,163
Security
Par (000)
Par (000) Value
District of Columbia — 1.2%
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/33 .............. USD 20 $ 22,393
Washington Metropolitan Area Transit Authority,
Series 2023A, RB, 5.00%, 07/15/35 ..... 20 22,266
44,659
Florida — 4.3%
City of Miami, Series 2023A, RB,
5.00%, 03/01/35 ................. 20 22,371
County of Miami-Dade, Series 2023A, RB,
5.00%, 04/01/33 ................. 40 44,215
Manatee County School District, Series 2023A,
COP, 5.00%, 07/01/34 ............. 20 22,424
Orange County School Board, Series 2024A,
COP, 5.00%, 08/01/33 ............. 25 28,330
State of Florida
Series 2024A , GO , 5.00% , 06/01/33 ..... 20 22,668
Series 2024A , GO , 5.00% , 07/01/36 ..... 20 22,620
162,628
Georgia — 0.6%
Private Colleges & Universities Authority, Series
2025A, RB, 5.00%, 09/01/33 ......... 20 22,727
Hawaii — 0.9%
City & County of Honolulu, Series 2023A, GO,
5.00%, 07/01/33 ................. 30 34,218
Illinois — 2.7%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/35 (BAM) ..... 20 22,230
Chicago O'Hare International Airport, Series
2023, RB, 5.00%, 01/01/37 (BAM) ...... 25 27,194
Sales Tax Securitization Corp., Series 2023C,
RB, 5.00%, 01/01/34 .............. 20 21,909
State of Illinois, Series 2023B, GO,
5.00%, 12/01/35 ................. 30 32,971
104,304
Indiana — 1.2%
Purdue University, Series GG, RB,
5.00%, 07/01/33 ................. 40 45,432
Kansas — 1.5%
Johnson County Unified School District
No. 229 Blue Valley, Series 2023B, GO,
5.00%, 10/01/33 ................. 50 57,115
Kentucky — 1.5%
Louisville & Jefferson County Metropolitan
Government, Series 2025A, GO,
5.00%, 11/01/33 ................. 30 34,234
Louisville & Jefferson County Metropolitan Sewer
District, Series 2023A, RB, 5.00%, 05/15/35 20 22,420
56,654
Louisiana — 1.6%
State of Louisiana, Series 2023A, GO,
5.00%, 04/01/36 ................. 30 33,498
State of Louisiana Gasoline & Fuels Tax, Series
2025B, RB, 5.00%, 05/01/33 ......... 25 28,379
61,877

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF
108
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland — 2.4%
County of Anne Arundel, Series 2023, GO,
5.00%, 10/01/36 ................. USD 20 $ 22,366
County of Howard, Series 2023A, GO,
5.00%, 08/15/33 ................. 25 28,139
County of Montgomery, Series 2025A, GO,
5.00%, 10/01/35 ................. 15 16,990
County of Prince George's, Series 2023A, GO,
5.00%, 08/01/33 ................. 20 22,862
90,357
Massachusetts — 2.4%
Commonwealth of Massachusetts
Series 2025E , GO , 5.00% , 08/01/33 ..... 20 22,820
Series 2023B , GO , 5.00% , 10/01/36 ..... 10 11,224
Massachusetts Bay Transportation
Authority Sales Tax, Series 2021A-1, RB,
5.00%, 07/01/33 ................. 20 22,144
Massachusetts Clean Water Trust (The), Series
2023, RB, 5.00%, 02/01/34 .......... 30 34,145
90,333
Michigan — 1.8%
Huron Valley School District, Series 2023II, GO,
4.00%, 05/01/34 (Q-SBLF) .......... 20 21,211
Michigan Finance Authority, Series 2024A, RB,
5.00%, 10/01/33 ................. 40 45,802
67,013
Minnesota — 1.6%
Metropolitan Council, Series 2024B, GO,
5.00%, 03/01/33 ................. 25 28,428
State of Minnesota, Series 2023B, GO,
5.00%, 08/01/34 ................. 30 34,039
62,467
Nebraska — 0.6%
Metropolitan Utilities District of Omaha Gas
System, Series 2022, RB, 5.00%, 12/01/33 20 22,120
Nevada — 1.7%
Clark County School District, Series 2026A, GO,
5.00%, 06/15/33 ................. 30 33,727
County of Clark, Series 2021, RB,
4.00%, 07/01/33 ................. 30 31,356
65,083
New Hampshire — 0.9%
New Hampshire Municipal Bond Bank, Series
2024C, RB, 5.00%, 08/15/35 ......... 30 33,810
New Jersey — 1.3%
New Jersey Economic Development Authority,
Series 2024SSS, RB, 5.00%, 06/15/33 ... 25 28,119
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/33 ..... 20 21,887
50,006
New York — 12.5%
City of New York
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/33 ................ 25 27,869
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/34 ................ 60 67,099
Series 2024A , GO , 5.00% , 08/01/35 ..... 40 44,603
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/37 ................ 25 27,522
Security
Par (000)
Par (000) Value
New York (continued)
Long Island Power Authority, Series 2021A, RB,
4.00%, 09/01/33 ................. USD 25 $ 26,254
Metropolitan Transportation Authority, Series
2025B, RB, 5.00%, 11/15/33 ......... 20 22,653
New York City Transitional Finance Authority
Future Tax Secured
Series 2010, Sub-Series F-5 , RB ,
5.00% , 02/01/33 ................ 20 21,901
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/01/35 ................ 20 22,322
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/37 ................ 45 49,545
New York State Dormitory Authority, Series
2023A, RB, 5.00%, 03/15/33 ......... 15 16,965
New York State Environmental Facilities Corp.,
Series 2025C, RB, 5.00%, 06/15/33 ..... 75 86,402
New York State Thruway Authority, Series P, RB,
5.00%, 01/01/33 ................. 20 22,787
Triborough Bridge & Tunnel Authority, Series
2023C, RB, 5.00%, 11/15/34 ......... 35 40,048
475,970
North Carolina — 1.5%
City of Charlotte, Series 2024, GO,
5.00%, 07/01/33 ................. 25 28,657
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/34 ...... 25 28,550
57,207
Ohio — 3.4%
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/33 .......... 30 34,327
Ohio Water Development Authority, Series
2024B, RB, 5.00%, 12/01/33 ......... 20 22,895
State of Ohio
Series 2025C , GO , 5.00% , 11/01/33 ..... 20 22,833
Series 2023A , RB , 5.00% , 04/01/35 ..... 25 28,094
Series 2023A , GO , 5.00% , 03/15/36 ..... 20 22,351
130,500
Oklahoma — 0.6%
University of Oklahoma (The), Series 2021A,
RB, 5.00%, 07/01/33 .............. 20 21,933
Oregon — 1.3%
City of Salem, Series 2023B, GO,
5.00%, 06/01/33 ................. 20 22,668
Oregon State Lottery, Series 2023A, RB,
5.00%, 04/01/33 (MO) ............. 25 28,470
51,138
Pennsylvania — 3.7%
City of Philadelphia Water & Wastewater, Series
2022C, RB, 5.00%, 06/01/33 ......... 35 39,077
Commonwealth of Pennsylvania
Series 2023 , GO , 5.00% , 09/01/33 ...... 50 57,090
Pennsylvania State University (The), Series
2023, RB, 5.00%, 09/01/33 .......... 20 22,798
Pennsylvania Turnpike Commission, Series
2023-1, RB, 5.00%, 12/01/34 ......... 20 22,451
141,416

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF
Schedules of Investments
109
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island — 0.5%
Rhode Island Health & Educational Building
Corp., Series 2021D, RB, 4.00%, 05/15/33
(BAM) ....................... USD 20 $ 20,785
South Carolina — 0.6%
Dorchester County School District No. 2, Series
2025A, GO, 5.00%, 03/01/33 (SCSDE) ... 20 22,701
Tennessee — 0.7%
County of Wilson, Series 2026, GO,
5.00%, 04/01/33 ................. 25 28,387
Texas — 13.1%
Austin Community College District, Series 2025,
GO, 5.00%, 08/01/33 .............. 30 33,953
Birdville Independent School District, Series
2023A, GO, 5.00%, 02/15/37 (PSF) ..... 25 27,532
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/33 .............. 20 22,352
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/36 ................. 20 22,265
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/33 ...... 20 22,631
Series 2024 , RB , 5.00% , 11/15/33 ...... 30 34,197
City of Dallas Waterworks & Sewer System,
Series 2023A, RB, 5.00%, 10/01/35 ..... 20 22,411
City of Houston, Series 2024B, GO,
5.00%, 03/01/33 ................. 20 22,514
Dallas Fort Worth International Airport, Series
2024, RB, 5.00%, 11/01/33 .......... 20 22,719
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/33 (PSF) ...... 20 22,616
Fort Worth Independent School District, Series
2021A, GO, 4.00%, 02/15/33 (PSF) ..... 20 20,844
Lower Colorado River Authority, Series 2023A,
RB, 5.00%, 05/15/36 .............. 25 27,711
North Texas Tollway Authority, Series 2023A, RB,
5.00%, 01/01/36 ................. 25 27,654
Plano Independent School District, Series 2023,
GO, 5.00%, 02/15/33 .............. 20 22,360
Port Authority of Houston of Harris County
Texas, Series 2010C, GO, 0.00%, 10/01/33
(a)
20 15,501
Texas Tech University System, Series 2025A,
RB, 5.00%, 02/15/33 .............. 20 22,584
Texas Water Development Board, Series 2022,
RB, 5.00%, 04/15/33 .............. 20 22,515
Trinity River Authority, Series 2023, RB,
5.00%, 02/01/37 ................. 20 22,206
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/33 .............. 25 28,265
Wylie Independent School District, Series 2024,
GO, 5.00%, 02/15/35 (PSF) .......... 30 33,324
496,154
Utah — 2.4%
City of Salt Lake City, Series 2025C, RB,
5.00%, 02/01/33 ................. 25 28,430
Intermountain Power Agency, Series 2024A, RB,
5.00%, 07/01/37 ................. 35 38,600
Nebo School District Local Building Authority,
Series 2023, RB, 5.00%, 07/01/33 ...... 20 22,632
89,662
Vermont — 1.5%
State of Vermont, Series 2025B, GO,
5.00%, 08/15/33 ................. 50 57,247
Security
Par (000)
Par (000) Value
Virginia — 1.8%
Virginia College Building Authority, Series 2023A,
RB, 5.00%, 02/01/33 .............. USD 30 $ 33,960
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/33 .............. 30 34,247
68,207
Washington — 4.0%
Energy Northwest, Series 2023A, RB,
5.00%, 07/01/34 ................. 30 33,924
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/33 (GTD) . 30 33,711
State of Washington, Series 2023C, GO,
5.00%, 06/01/37 ................. 25 27,835
Tacoma Metropolitan Park District, Series 2024,
GO, 5.00%, 12/01/35 .............. 20 22,470
University of Washington, Series 2022A, RB,
5.00%, 04/01/33 ................. 30 33,525
151,465
West Virginia — 1.0%
West Virginia Economic Development Authority,
Series 2023A-1, RB, 5.00%, 07/01/33 .... 30 33,333
Wisconsin — 1.9%
Franklin Public School District, Series 2025A,
GO, 5.00%, 04/01/33 .............. 20 22,627
Sheboygan Area School District, GO,
5.00%, 03/01/33 ................. 20 22,579
Wisconsin Department of Transportation, Series
2023A, RB, 5.00%, 07/01/36 ......... 25 28,050
73,256
Total Long-Term Investments — 98 .6%
(Cost: $ 3,713,500 ) ............................... 3,746,874
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(b) (c)
......... 9,342 9,343
Total Short-Term Securities — 0 .2%
(Cost: $ 9,343 ) .................................. 9,343
Total Investments — 98 .8%
(Cost: $ 3,722,843 ) ............................... 3,756,217
Other Assets Less Liabilities — 1.2% .................... 45,312
Net Assets — 100.0% ...............................
$ 3,801,529
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF
110
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 9,343
(b)
$ — $ — $ — $ 9,343 9,342 $ 21 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,746,874 $ — $ 3,746,874
Short-Term Securities
Money Market Funds ...................................... 9,343 — — 9,343
$ 9,343 $ 3,746,874 $ — $ 3,756,217

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
Schedules of Investments
111
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.3%
City of Huntsville, Series 2024A, GO,
5.00%, 12/01/36 ................. USD 10 $ 11,396
Arizona — 3.0%
Arizona Board of Regents
Series 2024B , RB , 5.00% , 07/01/37 ..... 25 28,152
Series 2024A , RB , 5.00% , 07/01/38 ..... 20 22,413
County of Pima, Series 2023A, COP,
5.00%, 12/01/34 ................. 20 22,527
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/35 ................. 35 39,868
112,960
California — 12.7%
California State Public Works Board
Series 2023B , RB , 5.00% , 12/01/34 ..... 30 33,723
Series 2024C , RB , 5.00% , 09/01/37 ..... 25 28,332
City & County of San Francisco, COP,
5.00%, 04/01/36 ................. 25 28,801
Los Angeles Department of Water & Power
Series 2024C , RB , 5.00% , 07/01/35 ..... 20 22,247
Series 2024C , RB , 5.00% , 07/01/38 ..... 20 21,814
Los Angeles Department of Water & Power
Water System, Series 2024B, RB,
5.00%, 07/01/38 ................. 30 32,874
Los Angeles Unified School District, Series
2022QRR, GO, 5.00%, 07/01/34 ....... 30 34,073
San Diego Community College District, Series
2011, GO, 0.00%, 08/01/34
(a)
......... 40 30,965
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/34
(a)
............. 20 15,345
State of California
GO , 4.00% , 08/01/34 ............... 30 32,331
GO , 5.00% , 08/01/34 ............... 50 57,722
Series 2024 , GO , 5.00% , 09/01/37 ...... 50 56,423
University of California
Series 2025CC , RB , 5.00% , 05/15/34 .... 25 28,828
Series 2024BV , RB , 5.00% , 05/15/37 .... 25 28,277
Series 2024BV , RB , 5.00% , 05/15/38 .... 25 28,142
479,897
Colorado — 1.1%
City of Boulder, Series 2024, RB,
5.00%, 12/01/34 ................. 35 40,623
Connecticut — 0.6%
State of Connecticut Special Tax, Series 2023,
RB, 5.00%, 07/01/36 .............. 20 22,493
Delaware — 0.3%
State of Delaware, Series 2024A, GO,
5.00%, 05/01/35 ................. 10 11,496
District of Columbia — 2.0%
District of Columbia, Series 2024A, GO,
5.00%, 08/01/34 ................. 40 45,887
District of Columbia Water & Sewer Authority,
Series 2026A, RB, 5.00%, 10/01/34 ..... 30 34,507
80,394
Florida — 6.4%
Central Florida Expressway Authority, Series
2024B, RB, 5.00%, 07/01/35 (AGC) ..... 40 45,662
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/34 ..... 30 34,291
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2024B , RB , 5.00% , 10/01/35 ..... USD 30 $ 33,935
Series 2024B , RB , 5.00% , 10/01/38 ..... 30 33,439
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/34 ................. 30 34,267
School Board of Miami-Dade County (The),
Series 2022A, GO, 5.00%, 03/15/34 (BAM) 25 27,812
School District of Broward County, Series 2022B,
COP, 5.00%, 07/01/34 ............. 30 32,837
242,243
Georgia — 0.8%
City of Atlanta Department of Aviation, Series
2024A-1, RB, 5.00%, 07/01/36 ........ 25 28,370
Illinois — 5.2%
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/34 ..... 30 32,982
Series 2024A , RB , 5.00% , 11/01/34 ..... 30 33,801
Illinois State Toll Highway Authority, Series
2024A, RB, 5.00%, 01/01/36 ......... 30 33,840
Metropolitan Water Reclamation District
of Greater Chicago, Series 2007B, GO,
5.25%, 12/01/34 ................. 10 11,687
State of Illinois
Series 2024B , GO , 5.00% , 05/01/34 ..... 20 22,346
Series 2025D , GO , 5.00% , 09/01/37 ..... 30 32,784
State of Illinois Sales Tax, Series 2025A, RB,
5.00%, 06/15/34 ................. 25 27,867
195,307
Indiana — 0.8%
Purdue University, Series GG, RB,
5.00%, 07/01/34 ................. 25 28,663
Kentucky — 0.8%
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/35 ................. 25 28,712
Louisiana — 0.9%
State of Louisiana, Series 2023A, GO,
5.00%, 02/01/34 ................. 30 34,225
Maryland — 0.9%
Maryland State Transportation Authority, Series
2024A, RB, 5.00%, 07/01/38 ......... 20 22,394
State of Maryland, Series 2024A, GO,
5.00%, 06/01/34 ................. 10 11,536
33,930
Massachusetts — 1.9%
Commonwealth of Massachusetts
Series 2024B , GO , 5.00% , 11/01/34 ..... 35 40,064
Series 2024A , GO , 5.00% , 03/01/38 ..... 30 33,589
73,653
Minnesota — 2.9%
City of Minneapolis, Series 2025, GO,
5.00%, 12/01/34 ................. 25 28,938
Metropolitan Council, Series 2024B, GO,
5.00%, 03/01/36 ................. 30 34,161
State of Minnesota, Series 2024A, GO,
5.00%, 08/01/36 ................. 40 45,481
108,580

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
112
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 1.2%
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 01/01/34 ...... USD 20 $ 22,622
Series 2025 , RB , 5.00% , 12/01/34 ...... 20 22,739
45,361
Nebraska — 1.8%
Omaha Public Power District, Series 2024A, RB,
5.00%, 02/01/34 ................. 60 68,344
Nevada — 2.5%
Clark County School District, Series 2024B, GO,
5.00%, 06/15/36 ................. 30 33,647
County of Clark, Series 2024, RB,
5.00%, 07/01/36 ................. 35 39,560
Las Vegas Valley Water District, Series 2024A,
GO, 5.00%, 06/01/37 .............. 20 22,491
95,698
New Hampshire — 0.9%
New Hampshire Municipal Bond Bank, Series
2025B, RB, 5.00%, 08/15/36 ......... 30 34,051
New Jersey — 2.7%
New Jersey Economic Development Authority,
Series 2024SSS, RB, 5.00%, 06/15/34 ... 15 16,992
New Jersey Transportation Trust Fund Authority
Series 2024A , RB , 5.00% , 06/15/34 ..... 20 22,718
Series 2024CC , RB , 5.00% , 06/15/34 .... 55 62,474
102,184
New York — 11.0%
City of New York
Series 2024E , GO , 5.00% , 08/01/34 ..... 35 39,855
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/34 ................ 20 22,170
Series 2024D , GO , 5.00% , 04/01/36 ..... 30 33,607
Series 2024C , GO , 5.00% , 03/01/38 ..... 20 22,099
Metropolitan Transportation Authority, Series
2024B, RB, 5.00%, 11/15/38 ......... 25 27,581
New York City Transitional Finance Authority
Future Tax Secured
Series 2022D, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 30 33,099
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 20 22,893
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 30 33,899
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/35 ................ 20 22,741
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/35 ................ 20 22,741
Series 2022G, Sub-Series G-1 , RB ,
5.00% , 05/01/37 ................ 30 33,520
Series 2025E , RB , 5.00% , 11/01/38 ..... 10 11,119
New York State Dormitory Authority
Series 2024B , RB , 5.00% , 03/15/34 ..... 35 40,404
Series 2024A , RB , 5.00% , 03/15/38 ..... 20 22,385
Triborough Bridge & Tunnel Authority, Series
2024C, RB, 5.00%, 11/15/38 ......... 25 28,216
416,329
North Carolina — 1.7%
City of Charlotte Water & Sewer System, Series
2024, RB, 5.00%, 07/01/37 .......... 55 62,519
Security
Par (000)
Par (000) Value
Ohio — 2.6%
Ohio State University (The), Series 2024A, RB,
5.00%, 12/01/34 ................. USD 20 $ 23,067
Ohio Water Development Authority Water
Pollution Control Loan Fund, Series 2023B,
RB, 5.00%, 06/01/34 .............. 15 17,022
State of Ohio
Series 2025B , GO , 5.00% , 11/01/34 ..... 30 34,572
Series 2025C , GO , 5.00% , 11/01/38 ..... 20 22,514
97,175
Oklahoma — 0.6%
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/37 (BAM) .......... 20 22,230
Oregon — 0.6%
State of Oregon, Series 2024D, GO,
5.00%, 06/01/35 ................. 20 22,928
Pennsylvania — 2.8%
Commonwealth of Pennsylvania, Series 2024,
GO, 5.00%, 08/15/37 .............. 25 28,131
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/34 ......... 20 23,007
Pennsylvania Turnpike Commission, Series
2023-1, RB, 5.00%, 12/01/34 ......... 50 56,126
107,264
Tennessee — 3.4%
City of Memphis Light Gas & Water Division
Electric System, Series 2024, RB,
5.00%, 12/01/34 ................. 40 45,804
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/38 ................. 30 33,772
County of Shelby, Series 2025A, GO,
5.00%, 04/01/36 ................. 15 16,974
Metropolitan Government Nashville & Davidson
County Sports Authority, Series 2023A, RB,
5.00%, 07/01/36 ................. 30 33,395
129,945
Texas — 15.9%
Arlington Independent School District
Series 2023 , GO , 5.00% , 02/15/34 ( PSF ) .. 30 33,684
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 30 33,723
Board of Regents of the University of Texas
System, Series 2024B, RB, 5.00%, 08/15/38 30 33,525
Central Texas Regional Mobility Authority, Series
2025B, RB, 5.00%, 01/01/34 ......... 25 28,184
City of Austin Water & Wastewater System,
Series 2024, RB, 5.00%, 11/15/34 ...... 20 22,988
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/34 .......... 20 22,543
City of Frisco
Series 2024A , GO , 5.00% , 02/15/36 ..... 25 28,099
Series 2024 , GO , 5.00% , 02/15/37 ...... 20 22,339
County of Fort Bend, Series 2024, GO,
5.00%, 03/01/35 ................. 20 22,566
County of Harris Toll Road, Series 2024A, RB,
5.00%, 08/15/34 ................. 35 39,989
Cypress-Fairbanks Independent School District,
Series 2024B, GO, 5.00%, 02/15/36 (PSF) . 20 22,511
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/34 ......... 30 33,879
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/34 (PSF) ...... 20 22,760

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
Schedules of Investments
113
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Texas (continued)
Hays Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/34 (PSF) .. USD 30 $ 34,167
Lower Colorado River Authority, Series 2025,
RB, 5.00%, 05/15/34 .............. 30 33,871
North Texas Tollway Authority, Series 2008D,
RB, 0.00%, 01/01/34
(a)
............. 20 15,509
Northwest Independent School District, Series
2024, GO, 5.00%, 02/15/34 (PSF) ...... 20 22,417
Permanent University Fund - University of Texas
System, Series 2024B, RB, 5.00%, 07/01/38 25 27,919
Princeton Independent School District, Series
2024, GO, 5.00%, 02/15/34 (PSF) ...... 20 22,600
Texas A&M University, Series 2024A, RB,
5.00%, 05/15/36 ................. 40 45,206
Texas State University System, Series 2024, RB,
5.00%, 03/15/34 ................. 30 34,175
602,654
Utah — 1.5%
Central Valley Water Reclamation Facility, Series
2024, RB, 5.00%, 03/01/37 .......... 20 22,637
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/34 ................. 30 33,193
55,830
Virginia — 0.7%
County of Fairfax, Series 2024A, GO,
4.00%, 10/01/34 (SAW) ............ 25 26,552
Washington — 6.5%
City of Tacoma Electric System, Series 2025B,
RB, 5.00%, 01/01/34 .............. 35 39,769
County of King, Series 2024A, RB,
5.00%, 01/01/37 ................. 25 28,248
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/37
(GTD) ....................... 20 22,405
Security
Par (000)
Par (000) Value
Washington (continued)
State of Washington
Series R-2022C , GO , 4.00% , 07/01/34 ... USD 30 $ 31,400
Series 2024D , GO , 5.00% , 06/01/38 ..... 30 33,574
University of Washington
Series 2024A , RB , 5.00% , 04/01/34 ..... 25 28,642
Series 2024A , RB , 5.00% , 04/01/35 ..... 10 11,414
Series 2024A , RB , 5.00% , 04/01/37 ..... 45 50,686
246,138
Wisconsin — 1.5%
Milwaukee Metropolitan Sewerage District,
Series 2024D, GO, 5.00%, 10/01/34 ..... 20 22,369
State of Wisconsin, Series 2024-1, GO,
5.00%, 05/01/37 ................. 30 33,738
56,107
Total Long-Term Investments — 98 .5%
(Cost: $ 3,713,808 ) ............................... 3,724,251
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(b) (c)
......... 9,298 9,299
Total Short-Term Securities — 0 .2%
(Cost: $ 9,299 ) .................................. 9,299
Total Investments — 98 .7%
(Cost: $ 3,723,107 ) ............................... 3,733,550
Other Assets Less Liabilities — 1.3% .................... 48,948
Net Assets — 100.0% ...............................
$ 3,782,498
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/07/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 9,299
(b)
$ — $ — $ — $ 9,299 9,298 $ 17 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
114
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,724,251 $ — $ 3,724,251
Short-Term Securities
Money Market Funds ...................................... 9,299 — — 9,299
$ 9,299 $ 3,724,251 $ — $ 3,733,550

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF
Schedules of Investments
115
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.4%
Alabama State University, Series 2025, RB,
5.00%, 09/01/35 ................. USD 40 $ 45,101
Auburn University, Series 2025B, RB,
5.00%, 06/01/37 ................. 20 22,707
67,808
Arizona — 1.4%
Arizona Board of Regents
Series 2025B , RB , 5.00% , 06/01/38 ..... 50 56,428
Series 2025A , RB , 5.00% , 07/01/39 ..... 10 11,225
67,653
California — 18.3%
California State Public Works Board
Series 2023C , RB , 5.00% , 09/01/35 ..... 20 22,636
Series 2024C , RB , 5.00% , 09/01/35 ..... 25 28,692
Series 2025C , RB , 5.00% , 11/01/35 ..... 20 23,287
Series 2025A , RB , 5.25% , 04/01/39 ..... 30 34,504
Series 2025C , RB , 5.00% , 11/01/39 ..... 20 22,659
Huntington Beach Union High School District,
COP, 0.00%, 09/01/35
(a)
............ 10 7,286
Long Beach Unified School District, Series
2011B, GO, 0.00%, 08/01/35
(a)
........ 20 14,826
Los Angeles Department of Water & Power
Series 2023E , RB , 5.00% , 07/01/35 ..... 50 55,292
Series 2024C , RB , 5.00% , 07/01/35 ..... 40 44,493
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/37 ... 25 28,682
Series 2024QRR , GO , 5.00% , 07/01/38 ... 15 17,110
Series 2024QRR , GO , 5.00% , 07/01/39 ... 70 79,241
San Bernardino City Unified School District,
Series 2011D, GO, 0.00%, 08/01/35
(a)
.... 40 29,464
San Diego Community College District, Series
2011, GO, 0.00%, 08/01/35
(a)
......... 40 29,733
San Diego Unified School District, Series
2025SR-5A, GO, 5.00%, 07/01/37 ...... 30 35,032
State of California
Series 2024 , GO , 5.00% , 09/01/35 ...... 60 68,388
GO , 5.00% , 10/01/35 ............... 150 173,783
University of California
Series 2024BS , RB , 5.00% , 05/15/35 .... 30 34,362
Series 2025CC , RB , 5.00% , 05/15/37 .... 25 28,630
Series 2025CB , RB , 5.00% , 05/15/38 .... 80 91,136
Series 2025CA , RB , 5.00% , 05/15/39 .... 40 45,306
914,542
Colorado — 0.5%
Regional Transportation District, COP,
5.00%, 06/01/35 ................. 20 22,778
Connecticut — 1.3%
State of Connecticut Special Tax, Series 2025A,
RB, 5.00%, 07/01/36 .............. 55 63,392
Delaware — 0.9%
State of Delaware, Series 2025, GO,
5.00%, 05/01/38 ................. 40 45,723
District of Columbia — 1.1%
District of Columbia
Series 2024A , GO , 5.00% , 08/01/35 ..... 30 34,175
Series 2024C , GO , 5.00% , 12/01/35 ..... 20 23,112
57,287
Security
Par (000)
Par (000) Value
Florida — 3.5%
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/35 .......... USD 20 $ 22,911
County of Orange Water Utility System, Series
2025, RB, 5.00%, 10/01/39 .......... 60 67,686
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/36 (AGC) ............ 30 33,891
Palm Beach County School District, Series
2023A, COP, 5.00%, 08/01/35 ........ 10 11,164
State of Florida, Series 2024A, GO,
5.00%, 07/01/35 ................. 35 39,769
175,421
Hawaii — 1.0%
City & County of Honolulu, Series 2025D, GO,
5.00%, 07/01/35 ................. 45 52,132
Illinois — 2.7%
Chicago O'Hare International Airport, Series
2025D, RB, 5.00%, 01/01/35 ......... 25 28,559
Illinois State Toll Highway Authority, Series
2024A, RB, 5.00%, 01/01/35 ......... 30 34,092
Sales Tax Securitization Corp.
Series 2024A , RB , 5.00% , 01/01/37 ..... 30 32,958
Series 2024A , RB , 5.00% , 01/01/39 ..... 15 16,348
State of Illinois, Series 2023B, GO,
5.00%, 12/01/35 ................. 20 21,981
133,938
Indiana — 0.6%
Indianapolis Local Public Improvement Bond
Bank, Series 2025C, RB, 5.00%, 01/15/36 . 25 28,289
Kentucky — 1.2%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/35 ........ 30 34,352
Louisville & Jefferson County Metropolitan
Government, Series 2025A, GO,
5.00%, 11/01/35 ................. 20 23,213
57,565
Louisiana — 0.8%
State of Louisiana
Series 2025B , GO , 5.00% , 06/01/36 ..... 20 22,973
Series 2025B , GO , 5.00% , 06/01/39 ..... 15 16,917
39,890
Maine — 1.1%
Maine Municipal Bond Bank, Series 2026, RB,
5.00%, 09/01/35 ................. 20 23,156
Maine Turnpike Authority, Series 2025, RB,
5.00%, 07/01/36 ................. 30 34,322
57,478
Maryland — 3.0%
County of Baltimore, Series 2024A, GO,
5.00%, 07/01/39 ................. 30 33,815
County of Prince George's, Series 2025A, GO,
5.00%, 08/01/35 ................. 20 23,252
State of Maryland, Series 2025A, GO,
5.00%, 06/01/39 ................. 80 90,501
147,568
Massachusetts — 2.3%
Massachusetts Development Finance
Agency, Series 2025A-2, RB, VRDN,
5.00%, 11/15/35
(b)
................ 100 115,617

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF
116
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 0.6%
Michigan State University, Series 2025A, RB,
5.00%, 08/15/35 ................. USD 25 $ 28,962
Minnesota — 0.7%
Metropolitan Council, Series 2025C, GO,
5.00%, 03/01/35 ................. 20 23,176
State of Minnesota, Series 2025B, GO,
5.00%, 08/01/36 ................. 10 11,516
34,692
Missouri — 1.0%
Metropolitan St. Louis Sewer District, Series
2025C, RB, 5.00%, 05/01/37 ......... 20 22,895
Missouri Joint Municipal Electric Utility
Commission, Series 2025, RB,
5.00%, 01/01/35 ................. 25 28,335
51,230
Nebraska — 1.1%
Omaha Public Power District
Series 2024B , RB , 5.00% , 02/01/35 ..... 30 33,954
Series 2025C , RB , 5.00% , 02/01/37 ..... 20 22,899
56,853
Nevada — 1.1%
Clark County School District, Series 2025B, GO,
5.00%, 06/15/35 ................. 50 57,053
New Hampshire — 0.7%
New Hampshire Municipal Bond Bank, Series
2025B, RB, 5.00%, 08/15/35 ......... 30 34,270
New Jersey — 1.6%
New Jersey Transportation Trust Fund Authority
Series 2023A , RB , 5.00% , 06/15/35 ..... 30 33,440
Series 2025AA , RB , 5.00% , 06/15/35 .... 40 45,703
79,143
New York — 11.4%
City of New York
Series 2025F , GO , 5.00% , 08/01/35 ..... 30 34,307
Series 2026D , GO , 5.00% , 10/01/36 ..... 25 28,396
Series 2012D, Sub-Series D3A , GO ,
5.00% , 10/01/39 ................ 30 33,355
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/35 ................. 20 22,503
Metropolitan Transportation Authority, Series
2024A, RB, 5.00%, 11/15/35 ......... 65 73,247
New York City Municipal Water Finance
Authority, Series 2023DD, RB,
5.00%, 06/15/35 ................. 30 34,881
New York City Transitional Finance Authority
Building Aid, Series 2026S-1, RB,
5.00%, 07/15/35 (SAW) ............ 20 23,248
New York City Transitional Finance Authority
Future Tax Secured
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/35 ................ 35 38,948
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 30 34,221
Series 2026B , RB , 5.00% , 05/01/37 ..... 50 56,718
Series 2026B , RB , 5.00% , 05/01/38 ..... 20 22,564
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/38 ................ 15 16,788
New York State Dormitory Authority
Series 2025C , RB , 5.00% , 03/15/36 ..... 20 23,058
Series 2025C , RB , 5.00% , 03/15/37 ..... 50 57,294
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey, Series
250, RB, 5.00%, 10/15/38 ........... USD 30 $ 34,336
Triborough Bridge & Tunnel Authority, Series
2023C, RB, 5.00%, 11/15/35 ......... 30 34,045
567,909
North Carolina — 1.7%
County of Wake, Series 2025A, RB,
5.00%, 05/01/38 ................. 25 28,369
State of North Carolina
Series 2025 , RB , 5.00% , 03/01/35 ...... 30 34,608
Series 2025A , RB , 5.00% , 05/01/36 ..... 20 22,965
85,942
Ohio — 4.8%
City of Columbus, Series 2025A, GO,
5.00%, 10/01/39 ................. 40 45,186
Cleveland Department of Public Utilities
Division of Water, Series 2024HH, RB,
5.00%, 01/01/35 ................. 35 40,238
Ohio Water Development Authority, Series
2025A, RB, 5.00%, 12/01/39 ......... 40 45,023
State of Ohio, Series 2025B, GO,
5.00%, 09/15/36 ................. 95 108,948
239,395
Oklahoma — 2.2%
County of Oklahoma, Series 2025, GO,
4.00%, 11/01/37 ................. 30 31,180
Oklahoma Turnpike Authority, Series 2025A, RB,
5.00%, 01/01/38 ................. 45 50,749
Oklahoma Water Resources Board, Series 2025,
RB, 5.00%, 04/01/37 .............. 25 28,380
110,309
Oregon — 1.6%
Oregon State Lottery, Series 2025A, RB,
5.00%, 04/01/36 ................. 20 22,952
State of Oregon
Series 2025C , GO , 5.00% , 06/01/35 ..... 25 29,079
Series 2025A , GO , 5.00% , 05/01/36 ..... 25 28,810
80,841
Pennsylvania — 1.2%
Commonwealth of Pennsylvania, Series 2023,
GO, 5.00%, 09/01/35 .............. 25 28,268
Pennsylvania Turnpike Commission
Series 2024 , RB , 5.00% , 12/01/35 ...... 20 22,696
Series 2025 , RB , 5.00% , 12/01/36 ...... 10 11,365
62,329
Rhode Island — 0.7%
Rhode Island Health & Educational Building
Corp., Series 2024A, RB, 5.00%, 05/15/35
(SAW) ....................... 30 33,877
South Carolina — 0.4%
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/35 ...... 20 21,499
Tennessee — 0.7%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2024, RB, 5.00%, 10/01/35 ...... 30 34,408

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF
Schedules of Investments
117
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas — 17.3%
Board of Regents of the University of Texas
System, Series 2025B, RB, 5.00%, 08/15/36 USD 110 $ 125,932
City of Austin, GO, 5.00%, 09/01/38 ....... 20 22,648
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/35 ................. 30 33,623
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/37 .......... 35 39,077
City of Dallas, GO, 5.00%, 02/15/37 ...... 30 33,800
City of Garland Electric Utility System, Series
2026, RB, 5.00%, 03/01/35 .......... 20 22,752
City of Lubbock, Series 2023, RB,
5.00%, 04/15/35 ................. 10 11,161
City of Lubbock Water & Wastewater, Series
2025, RB, 5.00%, 02/15/37 .......... 25 28,106
City of San Antonio Electric & Gas Systems,
Series 2024E, RB, 5.00%, 02/01/38 ..... 20 22,474
Comal Independent School District, Series 2025,
GO, 5.00%, 02/01/38 (PSF) .......... 35 39,434
Conroe Independent School District, Series
2026, GO, 5.00%, 02/15/36 (PSF) ...... 10 11,445
County of Harris, Series 2025A, GO,
5.00%, 09/15/38 ................. 10 11,326
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/35 ......... 20 22,451
Del Valle Independent School District, Series
2024, GO, 5.00%, 06/15/35 (PSF) ...... 20 22,621
Klein Independent School District, Series 2023,
GO, 5.00%, 08/01/35 (PSF) .......... 30 33,545
Montgomery Independent School District
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 10 11,396
Series 2025 , GO , 5.00% , 02/15/39 ( PSF ) .. 20 22,372
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/35 ..... 30 34,168
North Texas Municipal Water District, Series
2025, RB, 5.00%, 06/01/36 .......... 25 28,528
Round Rock Independent School District
Series 2025B , GO , 5.00% , 08/01/35 ( PSF ) 30 34,455
Series 2025B , GO , 5.00% , 08/01/36 ( PSF ) 30 34,205
San Antonio Water System, Series 2025C, RB,
5.00%, 05/15/36 ................. 40 45,602
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/35 .............. 20 22,294
State of Texas, Series 2025, GO,
5.00%, 10/01/36 ................. 65 74,742
Temple Independent School District, Series
2025, GO, 5.00%, 02/01/36 (PSF) ...... 30 34,037
Texas A&M University, Series 2025A, RB,
5.00%, 05/15/39 ................. 10 11,235
Texas Water Development Board, Series 2025,
RB, 5.00%, 10/15/37 .............. 30 34,252
867,681
Utah — 0.9%
Davis School District, Series 2025, GO,
5.00%, 06/01/36 (GTD) ............. 40 45,845
Washington — 5.3%
City of Seattle, Series 2025, RB,
5.00%, 02/01/39 ................. 10 11,277
City of Seattle Water System, Series 2025, RB,
5.00%, 05/01/39 ................. 10 11,273
County of King, Series 2024A, RB,
5.00%, 01/01/35 ................. 20 22,932
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/35 ................. 30 34,246
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 401 Highline,
Series 2025, GO, 5.00%, 12/01/37 (GTD) . USD 25 $ 28,317
Pierce County School District No. 320 Sumner,
Series 2025, GO, 5.00%, 12/01/39 (GTD) . 30 33,673
State of Washington
Series 2025C , GO , 5.00% , 02/01/37 ..... 25 28,481
Series R-2025B , GO , 5.00% , 07/01/37 ... 10 11,348
Series R-2025D , GO , 5.00% , 08/01/39 ... 50 56,314
Washington State University, Series 2025, RB,
5.00%, 04/01/38 ................. 25 27,925
265,786
Wisconsin — 1.8%
State of Wisconsin
Series 2025-2 , GO , 5.00% , 05/01/38 ..... 30 34,113
Series 2025-3 , GO , 5.00% , 05/01/38 ..... 50 56,856
90,969
Total Long-Term Investments — 97 .9%
(Cost: $ 4,914,798 ) ............................... 4,896,074
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(c) (d)
......... 42,433 42,437
Total Short-Term Securities — 0 .8%
(Cost: $ 42,437 ) ................................. 42,437
Total Investments — 98 .7%
(Cost: $ 4,957,235 ) ............................... 4,938,511
Other Assets Less Liabilities — 1.3% .................... 64,331
Net Assets — 100.0% ...............................
$ 5,002,842
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF
118
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
04/14/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 42,437
(b)
$ — $ — $ — $ 42,437 42,433 $ 19 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,896,074 $ — $ 4,896,074
Short-Term Securities
Money Market Funds ...................................... 42,437 — — 42,437
$ 42,437 $ 4,896,074 $ — $ 4,938,511

Statements of Assets and Liabilities
(unaudited)

April 30, 2026
119
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 573,212,231 $ 620,024,883 $ 629,356,423 $ 435,679,756
Investments, at value — affiliated
(b)
............................................ 2,260,828 6,048,212 1,496,615 1,812,291
Receivables: – – – –
Investment s sold ...................................................... — — 2,241,512 —
Capital shares sold ..................................................... — — — 1,268,901
Dividends — affiliated ................................................... 13,187 3,408 2,863 2,219
Interest — unaffiliated ................................................... 6,982,665 8,611,223 8,280,564 5,669,463
Total a ssets ...........................................................
582,468,911 634,687,726 641,377,977 444,432,630
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — 2,765,665 5,824,042 3,230,530
Investment advisory fees ................................................. 84,345 91,973 93,389 64,393
Other accrued expenses ................................................. 742 — — —
Total li abilities ..........................................................
85,087 2,857,638 5,917,431 3,294,923
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 582,383,824 $ 631,830,088 $ 635,460,546 $ 441,137,707
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 582,805,426 $ 630,524,489 $ 633,529,970 $ 438,905,787
Accumulated earnings (loss) ................................................ (421,602) 1,305,599 1,930,576 2,231,920
NET ASSETS ..........................................................
$ 582,383,824 $ 631,830,088 $ 635,460,546 $ 441,137,707
NET ASSET VALUE
Shares outstanding ......................................................
22,700,000 24,900,000 24,900,000 17,400,000
Net asset value .........................................................
$ 25.66 $ 25.37 $ 25.52 $ 25.35
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 573,347,148 $ 619,451,645 $ 628,571,082 $ 434,399,661
(b)
  Investments, at cost — affiliated ......................................... $ 2,260,828 $ 6,048,212 $ 1,496,615 $ 1,812,291

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
120
See notes to financial statements.
iShares iBonds
Dec 2031 Term
Muni Bond ETF
iShares iBonds
Dec 2032 Term
Muni Bond ETF
iShares iBonds
Dec 2033 Term
Muni Bond ETF
iShares iBonds
Dec 2034 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 86,535,951 $ 4,990,614 $ 3,746,874 $ 3,724,251
Investments, at value — affiliated
(b)
............................................ 76,275 5,892 9,343 9,299
Receivables: – – – –
Dividends — affiliated ................................................... 576 16 21 17
Interest — unaffiliated ................................................... 1,083,878 65,440 45,846 49,316
Total a ssets ...........................................................
87,696,680 5,061,962 3,802,084 3,782,883
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 164,591 — — —
Investment advisory fees ................................................. 12,758 615 555 385
Total li abilities ..........................................................
177,349 615 555 385
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 87,519,331 $ 5,061,347 $ 3,801,529 $ 3,782,498
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 87,755,541 $ 5,028,171 $ 3,758,021 $ 3,765,514
Accumulated earnings (loss) ................................................ (236,210) 33,176 43,508 16,984
NET ASSETS ..........................................................
$ 87,519,331 $ 5,061,347 $ 3,801,529 $ 3,782,498
NET ASSET VALUE
Shares outstanding ......................................................
3,400,000 200,000 150,000 150,000
Net asset value .........................................................
$ 25.74 $ 25.31 $ 25.34 $ 25.22
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 86,965,081 $ 4,968,403 $ 3,713,500 $ 3,713,808
(b)
  Investments, at cost — affiliated ......................................... $ 76,275 $ 5,892 $ 9,343 $ 9,299

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
121
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2035 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 4,896,074
Investments, at value — affiliated
(b)
.......................................................................................... 42,437
Receivables: –
Dividends — affiliated ................................................................................................. 19
Interest — unaffiliated ................................................................................................. 64,577
Total a ssets .........................................................................................................
5,003,107
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 265
Total li abilities ........................................................................................................
265
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 5,002,842
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 5,016,896
Accumulated loss ..................................................................................................... (14,054)
NET ASSETS ........................................................................................................
$ 5,002,842
NET ASSET VALUE
Shares outstanding ....................................................................................................
200,000
Net asset value .......................................................................................................
$ 25.01
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 4,914,798
(b)
  Investments, at cost — affiliated ................................................................................... $ 42,437

Statements of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
122
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 55,851 $ 18,827 $ 11,154 $ 15,040
Interest — unaffiliated ............................................. 7,275,136 8,160,378 7,902,317 5,366,771
Total investment income .............................................
7,330,987 8,179,205 7,913,471 5,381,811
EXPENSES
Investment advisory .............................................. 502,846 539,128 529,240 348,466
Interest expense ................................................ 228 34 11 49
Total e xpenses ...................................................
503,074 539,162 529,251 348,515
Less: – – – –
Investment advisory fees waived ..................................... (7,832) (1,766) (1,143) (1,466)
Total ex penses after fees waived .......................................
495,242 537,396 528,108 347,049
Net investment income ..............................................
6,835,745 7,641,809 7,385,363 5,034,762
REALIZED AND UNREALIZED GAIN (LOSS) $ 386,569 $ (83,827) $ (234,333) $ (1,294,971)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 25,745 $ 3,325 $ 40,502 $ (16,825)
Investments — affiliated ......................................... (681) 25 — 83
25,064 3,350 40,502 (16,742)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 361,506 (87,178) (274,836) (1,278,228)
Net realized and unrealized gain (loss) ...................................
386,570 (83,828) (234,334) (1,294,970)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 7,222,315 $ 7,557,981 $ 7,151,029 $ 3,739,792
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
123
Statements of Operations
iShares iBonds
Dec 2031 Term
Muni Bond ETF
iShares iBonds
Dec 2032 Term
Muni Bond ETF
(a)
iShares iBonds
Dec 2033 Term
Muni Bond ETF
(a)
iShares iBonds
Dec 2034 Term
Muni Bond ETF
(b)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 3,923 $ 18 $ 21 $ 17
Interest — unaffiliated ............................................. 882,269 11,636 10,742 6,909
Total investment income .............................................
886,192 11,654 10,763 6,926
EXPENSES
Investment advisory .............................................. 57,898 692 630 386
Interest expense ................................................ 20 — — —
Total e xpenses ...................................................
57,918 692 630 386
Less: – – – –
Investment advisory fees waived ..................................... (407) (3) (1) (1)
Total ex penses after fees waived .......................................
57,511 689 629 385
Net investment income ..............................................
828,681 10,965 10,134 6,541
REALIZED AND UNREALIZED GAIN (LOSS) $ (858,578) $ 22,211 $ 33,374 $ 10,443
Net realized loss from:
Investments — unaffiliated ....................................... $ (3,792) $ — $ — $ —
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (854,786) 22,211 33,374 10,443
Net realized and unrealized gain (loss) ...................................
(858,578) 22,211 33,374 10,443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ (29,897) $ 33,176 $ 43,508 $ 16,984
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
(b)
For the period from April 7, 2026 (commencement of operations) to April 30, 2026.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
124
iShares iBonds
Dec 2035 Term
Muni Bond ETF
(a)
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 19
Interest — unaffiliated ................................................................................................ 4,916
Total investment income ................................................................................................
4,935
EXPENSES
Investment advisory ................................................................................................. 266
Total e xpenses ......................................................................................................
266
Less: –
Investment advisory fees waived ........................................................................................ (1)
Total ex penses after fees waived ..........................................................................................
265
Net investment income .................................................................................................
4,670
REALIZED AND UNREALIZED GAIN (LOSS) $ (18,724)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (18,724)
Net realized and unrealized loss ...........................................................................................
(18,724)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................................
$ (14,054)
(a)
For the period from April 14, 2026 (commencement of operations) to April 30, 2026.
See notes to financial statements.

Statements of Changes in Net Assets
125
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2026 Term Muni Bond ETF iShares iBonds Dec 2027 Term Muni Bond ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,835,745 $ 12,045,785 $ 7,641,809 $ 13,076,955
Net realized gain (loss) ............................................ 25,064 (229,380) 3,350 (64,984)
Net change in unrealized appreciation (depreciation) ........................ 361,506 2,938,361 (87,178) 2,728,989
Net increase in net assets resulting from operations ...........................
7,222,315 14,754,766 7,557,981 15,740,960
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,638,322)
(b)
(11,907,280) (7,493,364)
(b)
(12,834,767)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
73,075,683 12,682,299 63,506,030 85,842,219
NET ASSETS
Total increase in net assets ........................................... 73,659,676 15,529,785 63,570,647 88,748,412
Beginning of period ................................................
508,724,148 493,194,363 568,259,441 479,511,029
End of period ....................................................
$ 582,383,824 $ 508,724,148 $ 631,830,088 $ 568,259,441
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
126
See notes to financial statements.
iShares iBonds Dec 2028 Term Muni Bond ETF iShares iBonds Dec 2029 Term Muni Bond ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 7,385,363 $ 10,934,713 $ 5,034,762 $ 6,102,241
Net realized gain (loss) ............................................ 40,502 54,390 (16,742) 878
Net change in unrealized appreciation (depreciation) ........................ (274,836) 3,511,647 (1,278,228) 3,062,644
Net increase in net assets resulting from operations ...........................
7,151,029 14,500,750 3,739,792 9,165,763
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(7,098,485)
(b)
(10,588,906) (4,732,373)
(b)
(5,741,223)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
113,851,547 146,013,069 133,675,325 158,383,013
NET ASSETS
Total increase in net assets ........................................... 113,904,091 149,924,913 132,682,744 161,807,553
Beginning of period ................................................
521,556,455 371,631,542 308,454,963 146,647,410
End of period ....................................................
$ 635,460,546 $ 521,556,455 $ 441,137,707 $ 308,454,963
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
127
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2031 Term Muni Bond ETF
iShares iBonds Dec
2032 Term Muni Bond
ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 828,681 $ 216,117 $ 10,965
Net realized loss ................................................................. (3,792) (119) —
Net change in unrealized appreciation (depreciation) ......................................... (854,786) 425,656 22,211
Net increase (decrease) in net assets resulting from operations ....................................
(29,897) 641,654 33,176
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(700,319)
(c)
(147,648) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
55,886,554 31,868,987 5,028,171
NET ASSETS
Total increase in net assets ............................................................ 55,156,338 32,362,993 5,061,347
Beginning of period .................................................................
32,362,993 — —
End of period .....................................................................
$ 87,519,331 $ 32,362,993 $ 5,061,347
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
128
See notes to financial statements.
iShares iBonds Dec
2033 Term Muni Bond
ETF
iShares iBonds Dec
2034 Term Muni Bond
ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Period from
04/07/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 10,134 $ 6,541
Net change in unrealized appreciation (depreciation) .......................................................... 33,374 10,443
Net increase in net assets resulting from operations .............................................................
43,508 16,984
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
3,758,021 3,765,514
NET ASSETS
Total increase in net assets ............................................................................. 3,801,529 3,782,498
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 3,801,529 $ 3,782,498
(a)
Commencement of operations.

Statements of Changes in Net Assets
(continued)
129
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec
2035 Term Muni Bond
ETF
Period from
04/14/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 4,670
Net change in unrealized appreciation (depreciation) ........................................................................... (18,724)
Net decrease in net assets resulting from operations .............................................................................
(14,054)
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
5,016,896
NET ASSETS
Total increase in net assets .............................................................................................. 5,002,842
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 5,002,842
(a)
Commencement of operations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
130
iShares iBonds Dec 2026 Term Muni Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 25.63  $ 25.49  $ 24.77  $ 24.57  $ 26.78  $ 26.81
Net investment income
(a)
.........................
0 .31  0 .60  0 .54  0 .40  0 .21  0 .18
Net realized and unrealized gain (loss)
(b)
...............
0.03  0.14  0.70  0.18  (2.23) (0.03)
Net increase (decrease) from investment operations ........ 0.34  0.74  1.24  0.58  (2.02) 0.15
Distributions from net investment income
(c)
............ (0.31)
(d)
(0.60) (0.52) (0.38) (0.19) (0.18)
Net asset value, end of period ...................... $ 25.66  $ 25.63  $ 25.49  $ 24.77  $ 24.57  $ 26.78
Total Return
(e)
Based on net asset value .......................... 1.30%
(f)
2.92% 5.04% 2.34% (7.55)% 0.54%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.45%
(h)
2.35% 2.13% 1.60% 0.83% 0.66%
Supplemental Data
Net assets, end of period (000) ...................... $ 582,384  $ 508,724  $ 493,194  $ 323,233  $ 211,333  $ 123,202
Portfolio turnover rate
(i)
............................ 3% 11% 5% 5% 2% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
131
Financial Highlights
iShares iBonds Dec 2027 Term Muni Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 25.37  $ 25.24  $ 24.39  $ 24.31  $ 26.87  $ 26.92
Net investment income
(a)
........................
0 .32  0 .63  0 .59  0 .52  0 .32  0 .24
Net realized and unrealized gain (loss)
(b)
..............
0.00
(c)
0.12  0.84  0.05  (2.62) (0.05)
Net increase (decrease) from investment operations ....... 0.32  0.75  1.43  0.57  (2.30) 0.19
Distributions from net investment income
(d)
........... (0.32)
(e)
(0.62) (0.58) (0.49) (0.26) (0.24)
Net asset value, end of period ..................... $ 25.37  $ 25.37  $ 25.24  $ 24.39  $ 24.31  $ 26.87
Total Return
(f)
Based on net asset value ......................... 1.28%
(g)
3.01% 5.87% 2.34% (8.60)% 0.72%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................
2.55%
(i)
2.48% 2.35% 2.06% 1.26% 0.89%
Supplemental Data
Net assets, end of period (000) ..................... $ 631,830  $ 568,259  $ 479,511  $ 298,791  $ 172,573  $ 61,802
Portfolio turnover rate
(j)
........................... 3% 7% 3% 3% 0% 0%
(k)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
132
iShares iBonds Dec 2028 Term Muni Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 25.50  $ 25.28  $ 24.28  $ 24.14  $ 27.07  $ 27.12
Net investment income
(a)
.........................
0 .32  0 .63  0 .59  0 .49  0 .30  0 .30
Net realized and unrealized gain (loss)
(b)
...............
0.01  0.21  0.98  0.10  (2.94) (0.05)
Net increase (decrease) from investment operations ........ 0.33  0.84  1.57  0.59  (2.64) 0.25
Distributions from net investment income
(c)
............ (0.31)
(d)
(0.62) (0.57) (0.45) (0.29) (0.30)
Net asset value, end of period ...................... $ 25.52  $ 25.50  $ 25.28  $ 24.28  $ 24.14  $ 27.07
Total Return
(e)
Based on net asset value .......................... 1.29%
(f)
3.36% 6.51% 2.43% (9.82)% 0.90%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.51%
(h)
2.48% 2.34% 1.95% 1.18% 1.08%
Supplemental Data
Net assets, end of period (000) ...................... $ 635,461  $ 521,556  $ 371,632  $ 228,265  $ 97,758  $ 71,733
Portfolio turnover rate
(i)
............................ 2% 3% 3% 0%
(j)
0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
133
Financial Highlights
iShares iBonds Dec 2029 Term Muni Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
05/09/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................
$ 25.39  $ 25.07  $ 23.70  $ 25.00
Net investment income
(b)
...................................................
0 .33  0 .67  0 .66  0 .29
Net realized and unrealized gain (loss)
(c)
.........................................
(0.05) 0.30  1.32  (1.39)
Net increase (decrease) from investment operations .................................. 0.28  0.97  1.98  (1.10)
Distributions from net investment income
(d)
...................................... (0.32)
(e)
(0.65) (0.61) (0.20)
Net asset value, end of period ................................................ $ 25.35  $ 25.39  $ 25.07  $ 23.70
Total Return
(f)
Based on net asset value .................................................... 1.12%
(g)
3.90% 8.38% (4.45)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.18%
(i)
0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ...............................................
0.18%
(i)
0.18% 0.18% 0.18%
(i)
Net investment income ......................................................
2.60%
(i)
2.67% 2.63% 2.47%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 441,138  $ 308,455  $ 146,647  $ 7,109
Portfolio turnover rate
(j)
...................................................... 2% 1% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
134
iShares iBonds Dec 2031 Term Muni
Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.89  $ 25.00
Net investment income
(b)
................................................................................
0 .33  0 .43
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.18) 0.76
Net increase from investment operations ....................................................................... 0.15  1.19
Distributions from net investment income
(d)
................................................................... (0.30)
(e)
(0.30)
Net asset value, end of period ............................................................................. $ 25.74  $ 25.89
Total Return
(f)
Based on net asset value ................................................................................. 0.60%
(g)
4.79%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.18%
(i)
0.18%
(i)
Total expenses after fees waived . ............................................................................
0.18%
(i)
0.18%
(i)
Net investment income ...................................................................................
2.58%
(i)
2.80%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 87,519  $ 32,363
Portfolio turnover rate
(j)
................................................................................... 0%
(k)
0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
135
Financial Highlights
iShares iBonds
Dec 2032 Term
Muni Bond ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .07
Net realized and unrealized gain
(c)
.........................................................................................
0.24
Net increase from investment operations ...................................................................................... 0.31
Net asset value, end of period ............................................................................................ $ 25.31
Total Return
(d)
Based on net asset value ................................................................................................ 1.23%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.18%
(g)
Total expenses after fees waived ...........................................................................................
0.18%
(g)
Net investment income ..................................................................................................
2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 5,061
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2026
iShares Semi-Annual Financial Statements and Additional Information
136
iShares iBonds
Dec 2033 Term
Muni Bond ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .07
Net realized and unrealized gain
(c)
.........................................................................................
0.27
Net increase from investment operations ...................................................................................... 0.34
Net asset value, end of period ............................................................................................ $ 25.34
Total Return
(d)
Based on net asset value ................................................................................................ 1.37%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.18%
(g)
Total expenses after fees waived ...........................................................................................
0.18%
(g)
Net investment income ..................................................................................................
2.89%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,802
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
137
Financial Highlights
iShares iBonds
Dec 2034 Term
Muni Bond ETF
Period from
04/07/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .05
Net realized and unrealized gain
(c)
.........................................................................................
0.17
Net increase from investment operations ...................................................................................... 0.22
Net asset value, end of period ............................................................................................ $ 25.22
Total Return
(d)
Based on net asset value ................................................................................................ 0.87%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.18%
(g)
Total expenses after fees waived ...........................................................................................
0.18%
(g)
Net investment income ..................................................................................................
3.05%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,782
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2026
iShares Semi-Annual Financial Statements and Additional Information
138
iShares iBonds
Dec 2035 Term
Muni Bond ETF
Period from
04/14/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .03
Net realized and unrealized loss
(c)
.........................................................................................
(0.02)
Net increase from investment operations ...................................................................................... 0.01
Net asset value, end of period ............................................................................................ $ 25.01
Total Return
(d)
Based on net asset value ................................................................................................ 0.06%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.18%
(g)
Total expenses after fees waived ...........................................................................................
0.18%
(g)
Net investment income ..................................................................................................
3.16%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 5,003
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
139
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
iBonds Dec 2026 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2027 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2028 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2029 Term Muni Bond ......................................................................................... Non-Diversified
iBonds Dec 2031 Term Muni Bond ......................................................................................... Non-Diversified
iBonds Dec 2032 Term Muni Bond
(a)
........................................................................................ Non-Diversified
iBonds Dec 2033 Term Muni Bond
(a)
........................................................................................ Non-Diversified
iBonds Dec 2034 Term Muni Bond
(b)
........................................................................................ Non-Diversified
iBonds Dec 2035 Term Muni Bond
(c)
........................................................................................ Non-Diversified
(a)
The Fund commenced operations on March 25, 2026.
(b)
The Fund commenced operations on April 7, 2026.
(c)
The Fund commenced operations on April 14, 2026.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
140
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Notes to Financial Statements
(unaudited) (continued)
141
Notes to Financial Statements
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended April 30, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts Waived
iBonds Dec 2026 Term Muni Bond ......................................................................................... $ 7,832
iBonds Dec 2027 Term Muni Bond ......................................................................................... 1,766
iBonds Dec 2028 Term Muni Bond ......................................................................................... 1,143
iBonds Dec 2029 Term Muni Bond ......................................................................................... 1,466
iBonds Dec 2031 Term Muni Bond ......................................................................................... 407
iBonds Dec 2032 Term Muni Bond ......................................................................................... 3
iBonds Dec 2033 Term Muni Bond ......................................................................................... 1
iBonds Dec 2034 Term Muni Bond ......................................................................................... 1
iBonds Dec 2035 Term Muni Bond ......................................................................................... 1
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
iBonds Dec 2026 Term Muni Bond .......................................................... $ 21,263,810 $ 3,301,585 $ —
iShares ETF Purchases Sales
iBonds Dec 2026 Term Muni Bond .......................................................................... $ 13,009,013 $ 122,142,196
iBonds Dec 2027 Term Muni Bond .......................................................................... 80,628,106 20,799,165
iBonds Dec 2028 Term Muni Bond .......................................................................... 134,041,785 14,441,101
iBonds Dec 2029 Term Muni Bond .......................................................................... 143,725,422 8,674,304
iBonds Dec 2031 Term Muni Bond .......................................................................... 56,232,981 305,252
iBonds Dec 2032 Term Muni Bond .......................................................................... 4,973,320 —
iBonds Dec 2033 Term Muni Bond .......................................................................... 3,717,679 —
iBonds Dec 2034 Term Muni Bond .......................................................................... 3,716,307 —
iBonds Dec 2035 Term Muni Bond .......................................................................... 4,916,508 —
iShares ETF
In-kind
Purchases
iBonds Dec 2028 Term Muni Bond .......................................................................................... $ 742,614

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
142
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
iBonds Dec 2026 Term Muni Bond ......................................................................................... $ (1,553,159)
iBonds Dec 2027 Term Muni Bond ......................................................................................... (595,995)
iBonds Dec 2028 Term Muni Bond ......................................................................................... (248,065)
iBonds Dec 2029 Term Muni Bond ......................................................................................... (2,033)
iBonds Dec 2031 Term Muni Bond ......................................................................................... (119)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2026 Term Muni Bond ...................................... $ 575,607,976 $ 233,796 $ (368,713) $ (134,917)
iBonds Dec 2027 Term Muni Bond ...................................... 625,506,685 1,332,556 (766,146) 566,410
iBonds Dec 2028 Term Muni Bond ...................................... 630,067,697 2,149,117 (1,363,776) 785,341
iBonds Dec 2029 Term Muni Bond ...................................... 436,211,952 1,874,921 (594,826) 1,280,095
iBonds Dec 2031 Term Muni Bond ...................................... 87,041,356 175,916 (605,046) (429,130)
iBonds Dec 2032 Term Muni Bond ...................................... 4,974,295 27,150 (4,939) 22,211
iBonds Dec 2033 Term Muni Bond ...................................... 3,722,843 33,473 (99) 33,374
iBonds Dec 2034 Term Muni Bond ...................................... 3,723,107 13,961 (3,518) 10,443
iBonds Dec 2035 Term Muni Bond ...................................... 4,957,235 1,567 (20,291) (18,724)

Notes to Financial Statements
(unaudited) (continued)
143
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2026 Term Muni Bond
Shares sold 3,700,000 $ 94,869,345 1,750,000 $ 44,709,543
Shares redeemed
(850,000) (21,793,662) (1,250,000) (32,027,244)
2,850,000 $ 73,075,683 500,000 $ 12,682,299
iBonds Dec 2027 Term Muni Bond
Shares sold 2,500,000 $ 63,506,030 3,400,000 $ 85,842,219
iBonds Dec 2028 Term Muni Bond
Shares sold 4,450,000 $ 113,851,547 5,750,000 $ 146,013,069
iBonds Dec 2029 Term Muni Bond
Shares sold 5,250,000 $ 133,675,325 6,300,000 $ 158,383,013
Six Months Ended
04/30/26
Period Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2031 Term Muni Bond
(a)
Shares sold 2,150,000 $ 55,886,554 1,250,000 $ 31,868,987
(a)
The Fund commenced operations on March 25, 2025.
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Dec 2032 Term Muni Bond
(a)
Shares sold .......................................................................... 200,000 $ 5,028,171
iBonds Dec 2033 Term Muni Bond
(a)
Shares sold .......................................................................... 150,000 $ 3,758,021
iBonds Dec 2034 Term Muni Bond
(b)
Shares sold .......................................................................... 150,000 $ 3,765,514
iBonds Dec 2035 Term Muni Bond
(c)
Shares sold .......................................................................... 200,000 $ 5,016,896
(a)
The Fund commenced operations on March 25, 2026.
(b)
The Fund commenced operations on April 7, 2026.
(c)
The Fund commenced operations on April 14, 2026.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
144
issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
145
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2026
iShares Semi-Annual Financial Statements and Additional Information
146
iShares iBonds Dec 2032 Term Muni Bond ETF, iShares iBonds Dec 2033 Term Muni Bond ETF, iShares iBonds Dec 2034 Term Muni Bond ETF, iShares iBonds
Dec 2035 Term Muni Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares

Board Review and Approval of Investment Advisory Contract
(continued)
147
Board Review and Approval of Investment Advisory Contract
funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusio n
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
148
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCH BD RES FD School Board Resolution Fund
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ
iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ
iShares iBonds Dec 2033 Term Treasury ETF | IBTO | NASDAQ
iShares iBonds Dec 2035 Term Treasury ETF | IBTQ | NASDAQ
iShares iBonds Dec 2036 Term Treasury ETF | IBTR | NASDAQ
iShares iBonds Dec 2045 Term Treasury ETF | IBGB | NASDAQ
iShares iBonds Dec 2046 Term Treasury ETF | IBGC | NASDAQ
iShares iBonds Dec 2055 Term Treasury ETF | IBGL | NASDAQ
iShares iBonds Dec 2056 Term Treasury ETF | IBGM | NASDAQ

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.63% , 05/15/26
(a)
.................. USD 75,106 $ 75,045,478
3.63% , 05/15/26 ................... 45,290 45,288,047
0.75% , 05/31/26 - 08/31/26 ............ 136,089 135,218,990
2.13% , 05/31/26 ................... 28,052 28,010,828
4.88% , 05/31/26 ................... 87,531 87,595,509
4.13% , 06/15/26 - 10/31/26 ............ 166,988 167,203,962
0.88% , 06/30/26 - 09/30/26 ............ 160,544 159,236,452
1.88% , 06/30/26 - 07/31/26 ............ 68,741 68,487,829
4.63% , 06/30/26 - 11/15/26 ............ 300,863 301,844,984
4.50% , 07/15/26 ................... 45,910 45,984,646
0.63% , 07/31/26 ................... 73,684 73,125,450
4.38% , 07/31/26 - 12/15/26 ............ 224,156 224,724,883
1.50% , 08/15/26 ................... 83,761 83,216,810
1.38% , 08/31/26 ................... 32,666 32,413,306
3.75% , 08/31/26 ................... 95,149 95,147,313
1.63% , 09/30/26 - 11/30/26 ............ 101,066 100,003,481
3.50% , 09/30/26 ................... 104,529 104,420,285
1.13% , 10/31/26 ................... 88,447 87,308,196
2.00% , 11/15/26 ................... 72,503 71,838,875
1.25% , 11/30/26 ................... 88,695 87,445,522
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 11/30/26 ................... USD 104,217 $ 104,530,666
Total Long-Term Investments — 94 .9%
(Cost: $ 2,176,208,459 ) ............................ 2,178,091,512
Shares
Shares
Short-Term Securities
Money Market Funds — 15.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(b) (c) (d)
................. 345,204,358 345,204,358
Total Short-Term Securities — 15 .0%
(Cost: $ 345,204,358 ) .............................. 345,204,358
Total Investments — 109 .9%
(Cost: $ 2,521,412,817 ) ............................ 2,523,295,870
Liabilities in Excess of Other Assets — (9.9) % ............. (228,027,794)
Net Assets — 100.0% ...............................
$ 2,295,268,076
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 42,656,845 $ 302,547,513
(a)
$ — $ — $ — $ 345,204,358 345,204,358 $ 690,228
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,178,091,512 $ — $ 2,178,091,512
Short-Term Securities
Money Market Funds ...................................... 345,204,358 — — 345,204,358
$ 345,204,358 $ 2,178,091,512 $ — $ 2,523,295,870

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63% , 02/15/27 ................... USD 2,191 $ 2,239,709
6.38% , 08/15/27 ................... 3,149 3,248,573
6.13% , 11/15/27 ................... 6,773 7,002,324
U.S. Treasury Notes
4.00% , 01/15/27 - 12/15/27 ............ 91,580 91,747,748
1.50% , 01/31/27 ................... 63,645 62,596,997
4.13% , 01/31/27 - 11/15/27 ............ 283,349 284,241,686
2.25% , 02/15/27 - 11/15/27 ............ 115,399 113,249,724
1.13% , 02/28/27 ................... 11,931 11,675,970
1.88% , 02/28/27 ................... 41,951 41,307,346
4.25% , 03/15/27 ................... 46,024 46,220,916
0.63% , 03/31/27 - 11/30/27 ............ 60,427 57,850,390
2.50% , 03/31/27 ................... 42,927 42,446,853
3.88% , 03/31/27 - 11/30/27 ............ 258,702 258,814,127
4.50% , 04/15/27 - 05/15/27 ............ 95,939 96,604,404
0.50% , 04/30/27 - 10/31/27 ............ 159,002 152,638,266
2.75% , 04/30/27 - 07/31/27 ............ 78,792 77,873,481
3.75% , 04/30/27 - 08/15/27 ............ 163,284 163,148,652
2.38% , 05/15/27 ................... 46,833 46,157,453
2.63% , 05/31/27 ................... 39,594 39,103,419
4.63% , 06/15/27 ................... 48,307 48,739,323
3.25% , 06/30/27 ................... 38,893 38,643,345
4.38% , 07/15/27 ................... 49,919 50,233,245
0.38% , 07/31/27 - 09/30/27 ............ 78,236 74,726,056
3.13% , 08/31/27 ................... 38,109 37,750,537
3.63% , 08/31/27 ................... 57,518 57,349,590
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 09/15/27 - 11/30/27 ............ USD 108,728 $ 107,957,700
3.50% , 09/30/27 - 10/31/27 ............ 118,314 117,699,350
Total Long-Term Investments — 98 .9%
(Cost: $ 2,128,622,222 ) ............................ 2,131,267,184
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 7,620,875 7,620,875
Total Short-Term Securities — 0 .4%
(Cost: $ 7,620,875 ) ............................... 7,620,875
Total Investments — 99 .3%
(Cost: $ 2,136,243,097 ) ............................ 2,138,888,059
Other Assets Less Liabilities — 0.7% .................... 16,147,094
Net Assets — 100.0% ...............................
$ 2,155,035,153
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 6,460,523 $ 1,160,352
(a)
$ — $ — $ — $ 7,620,875 7,620,875 $ 91,686
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,131,267,184 $ — $ 2,131,267,184
Short-Term Securities
Money Market Funds ...................................... 7,620,875 — — 7,620,875
$ 7,620,875 $ 2,131,267,184 $ — $ 2,138,888,059

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2028 Term Treasury ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
5.50% , 08/15/28 ................... USD 3,038 $ 3,144,613
5.25% , 11/15/28 ................... 6,554 6,766,439
U.S. Treasury Notes
4.25% , 01/15/28 - 02/15/28 ............ 90,339 90,884,508
0.75% , 01/31/28 ................... 44,020 41,703,507
3.50% , 01/31/28 - 12/15/28 ............ 235,468 233,498,064
2.75% , 02/15/28 ................... 46,593 45,680,964
1.13% , 02/29/28 - 08/31/28 ............ 90,932 85,976,550
3.38% , 02/29/28 - 09/15/28 ............ 86,946 86,055,543
4.00% , 02/29/28 - 06/30/28 ............ 64,369 64,506,778
3.88% , 03/15/28 - 07/15/28 ............ 128,151 128,108,181
1.25% , 03/31/28 - 09/30/28 ............ 223,793 211,866,234
3.63% , 03/31/28 - 08/15/28 ............ 107,792 107,208,234
3.75% , 04/15/28 - 05/15/28 ............ 90,377 90,129,477
2.88% , 05/15/28 - 08/15/28 ............ 97,202 95,154,867
1.00% , 07/31/28 ................... 46,631 43,743,979
4.13% , 07/31/28 ................... 33,493 33,657,748
4.38% , 08/31/28 - 11/30/28 ............ 78,523 79,376,589
4.63% , 09/30/28 ................... 38,168 38,802,834
1.38% , 10/31/28 ................... 44,356 41,705,224
4.88% , 10/31/28 ................... 40,386 41,305,422
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13% , 11/15/28 ................... USD 46,539 $ 45,664,281
1.50% , 11/30/28 ................... 41,558 39,123,243
Total Long-Term Investments — 98 .6%
(Cost: $ 1,653,441,372 ) ............................ 1,654,063,279
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 9,017,598 9,017,598
Total Short-Term Securities — 0 .5%
(Cost: $ 9,017,598 ) ............................... 9,017,598
Total Investments — 99 .1%
(Cost: $ 1,662,458,970 ) ............................ 1,663,080,877
Other Assets Less Liabilities — 0.9% .................... 15,778,212
Net Assets — 100.0% ...............................
$ 1,678,859,089
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,067,170 $ 5,950,428
(a)
$ — $ — $ — $ 9,017,598 9,017,598 $ 89,027
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,654,063,279 $ — $ 1,654,063,279
Short-Term Securities
Money Market Funds ...................................... 9,017,598 — — 9,017,598
$ 9,017,598 $ 1,654,063,279 $ — $ 1,663,080,877

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2029 Term Treasury ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
5.25% , 02/15/29 ................... USD 3,723 $ 3,862,446
6.13% , 08/15/29 ................... 3,292 3,511,211
U.S. Treasury Notes
3.50% , 01/15/29 - 09/30/29 ............ 129,090 127,538,519
1.75% , 01/31/29 - 11/15/29 ............ 63,922 60,035,493
4.00% , 01/31/29 - 10/31/29 ............ 134,892 135,156,425
2.63% , 02/15/29 - 07/31/29 ............ 80,521 77,620,329
1.88% , 02/28/29 ................... 40,947 38,727,189
4.25% , 02/28/29 - 06/30/29 ............ 108,024 109,017,705
2.38% , 03/31/29 - 05/15/29 ............ 80,713 77,241,749
4.13% , 03/31/29 - 11/30/29 ............ 168,505 169,448,834
3.88% , 04/15/29 - 11/30/29 ............ 61,782 61,629,555
2.88% , 04/30/29 ................... 35,916 34,860,482
4.63% , 04/30/29 ................... 57,338 58,471,321
2.75% , 05/31/29 ................... 33,746 32,604,146
4.50% , 05/31/29 ................... 54,024 54,920,781
3.25% , 06/30/29 ................... 33,557 32,888,187
1.63% , 08/15/29 ................... 38,242 35,555,632
3.13% , 08/31/29 ................... 30,442 29,668,864
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63% , 08/31/29 ................... USD 57,614 $ 57,044,909
Total Long-Term Investments — 98 .3%
(Cost: $ 1,200,196,182 ) ............................ 1,199,803,777
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 5,884,420 5,884,420
Total Short-Term Securities — 0 .5%
(Cost: $ 5,884,420 ) ............................... 5,884,420
Total Investments — 98 .8%
(Cost: $ 1,206,080,602 ) ............................ 1,205,688,197
Other Assets Less Liabilities — 1.2% .................... 14,880,239
Net Assets — 100.0% ...............................
$ 1,220,568,436
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 4,701,448 $ 1,182,972
(a)
$ — $ — $ — $ 5,884,420 5,884,420 $ 66,932
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,199,803,777 $ — $ 1,199,803,777
Short-Term Securities
Money Market Funds ...................................... 5,884,420 — — 5,884,420
$ 5,884,420 $ 1,199,803,777 $ — $ 1,205,688,197

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2030 Term Treasury ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.25% , 05/15/30 ...... USD 3,894 $ 4,221,360
U.S. Treasury Notes
3.50% , 01/31/30 - 11/30/30 ............ 80,458 78,925,162
4.25% , 01/31/30 ................... 40,170 40,560,211
1.50% , 02/15/30 ................... 33,099 30,261,019
4.00% , 02/28/30 - 07/31/30 ............ 160,944 161,072,066
3.63% , 03/31/30 - 10/31/30 ............ 141,253 139,151,832
3.88% , 04/30/30 - 07/31/30 ............ 121,661 121,146,284
0.63% , 05/15/30 - 08/15/30 ............ 105,709 92,118,545
3.75% , 05/31/30 - 06/30/30 ............ 39,900 39,543,548
4.13% , 08/31/30 ................... 21,034 21,133,217
4.63% , 09/30/30 ................... 21,305 21,836,063
4.88% , 10/31/30 ................... 21,808 22,577,347
0.88% , 11/15/30 ................... 62,894 54,777,004
4.38% , 11/30/30 ................... 22,594 22,931,246
Total Long-Term Investments — 98 .8%
(Cost: $ 851,700,964 ) .............................. 850,254,904
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 3,887,625 $ 3,887,625
Total Short-Term Securities — 0 .5%
(Cost: $ 3,887,625 ) ............................... 3,887,625
Total Investments — 99 .3%
(Cost: $ 855,588,589 ) .............................. 854,142,529
Other Assets Less Liabilities — 0.7% .................... 6,240,975
Net Assets — 100.0% ...............................
$ 860,383,504
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,494,944 $ 2,392,681
(a)
$ — $ — $ — $ 3,887,625 3,887,625 $ 28,204
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 850,254,904 $ — $ 850,254,904
Short-Term Securities
Money Market Funds ...................................... 3,887,625 — — 3,887,625
$ 3,887,625 $ 850,254,904 $ — $ 854,142,529

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2031 Term Treasury ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.38% , 02/15/31 ...... USD 4,627 $ 4,900,401
U.S. Treasury Notes
3.75% , 01/31/31 - 08/31/31 ............ 59,569 58,800,377
4.00% , 01/31/31 ................... 21,248 21,223,100
1.13% , 02/15/31 ................... 53,386 46,727,435
3.50% , 02/28/31 ................... 20,830 20,364,775
4.25% , 02/28/31 - 06/30/31 ............ 44,625 45,045,786
3.88% , 03/31/31 - 04/30/31 ............ 42,368 42,085,273
4.13% , 03/31/31 - 11/30/31 ............ 92,876 93,133,813
4.63% , 04/30/31 - 05/31/31 ............ 46,504 47,724,935
1.63% , 05/15/31 ................... 52,490 46,738,832
1.25% , 08/15/31 ................... 57,348 49,711,135
3.63% , 09/30/31 ................... 23,524 23,013,479
1.38% , 11/15/31 ................... 54,670 47,329,952
Total Long-Term Investments — 98 .6%
(Cost: $ 545,221,259 ) .............................. 546,799,293
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 2,943,083 $ 2,943,083
Total Short-Term Securities — 0 .5%
(Cost: $ 2,943,083 ) ............................... 2,943,083
Total Investments — 99 .1%
(Cost: $ 548,164,342 ) .............................. 549,742,376
Other Assets Less Liabilities — 0.9% .................... 4,931,241
Net Assets — 100.0% ...............................
$ 554,673,617
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,190,037 $ 1,753,046
(a)
$ — $ — $ — $ 2,943,083 2,943,083 $ 22,523 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 546,799,293 $ — $ 546,799,293
Short-Term Securities
Money Market Funds ...................................... 2,943,083 — — 2,943,083
$ 2,943,083 $ 546,799,293 $ — $ 549,742,376

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2032 Term Treasury ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.38% , 01/31/32 ................... USD 27,101 $ 27,466,431
1.88% , 02/15/32 ................... 64,282 56,894,769
4.13% , 02/29/32 - 11/15/32 ............ 142,312 142,102,582
4.00% , 04/30/32 - 07/31/32 ............ 81,309 80,678,028
2.88% , 05/15/32 ................... 62,492 58,283,927
2.75% , 08/15/32 ................... 59,928 55,269,534
3.88% , 08/31/32 - 09/30/32 ............ 54,165 53,289,346
3.75% , 10/31/32 - 11/30/32 ............ 54,219 52,894,524
Total Long-Term Investments — 98 .7%
(Cost: $ 528,842,541 ) .............................. 526,879,141
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 1,829,157 $ 1,829,157
Total Short-Term Securities — 0 .3%
(Cost: $ 1,829,157 ) ............................... 1,829,157
Total Investments — 99 .0%
(Cost: $ 530,671,698 ) .............................. 528,708,298
Other Assets Less Liabilities — 1.0% .................... 5,423,217
Net Assets — 100.0% ...............................
$ 534,131,515
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 729,864 $ 1,099,293
(a)
$ — $ — $ — $ 1,829,157 1,829,157 $ 18,642
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 526,879,141 $ — $ 526,879,141
Short-Term Securities
Money Market Funds ...................................... 1,829,157 — — 1,829,157
$ 1,829,157 $ 526,879,141 $ — $ 528,708,298

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.00% , 01/31/33 ................... USD 34,511 $ 34,121,700
3.50% , 02/15/33 ................... 84,219 80,758,413
3.75% , 02/28/33 ................... 33,299 32,419,406
4.25% , 03/31/33 ................... 34,278 34,374,407
3.38% , 05/15/33 ................... 84,165 79,884,800
3.88% , 08/15/33 ................... 90,164 88,163,877
4.50% , 11/15/33 ................... 95,368 96,906,656
Total Long-Term Investments — 98 .4%
(Cost: $ 445,843,216 ) .............................. 446,629,259
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 265,081 $ 265,081
Total Short-Term Securities — 0 .1%
(Cost: $ 265,081 ) ................................. 265,081
Total Investments — 98 .5%
(Cost: $ 446,108,297 ) .............................. 446,894,340
Other Assets Less Liabilities — 1.5% .................... 6,760,600
Net Assets — 100.0% ...............................
$ 453,654,940
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 5,434 $ 259,647
(a)
$ — $ — $ — $ 265,081 265,081 $ 16,655 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 446,629,259 $ — $ 446,629,259
Short-Term Securities
Money Market Funds ...................................... 265,081 — — 265,081
$ 265,081 $ 446,629,259 $ — $ 446,894,340

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2035 Term Treasury ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.63% , 02/15/35 ................... USD 54,680 $ 55,829,134
4.25% , 05/15/35 - 08/15/35 ............ 108,634 107,754,892
4.00% , 11/15/35 ................... 54,459 52,850,952
Total Long-Term Investments — 98 .4%
(Cost: $ 218,046,022 ) .............................. 216,434,978
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 8,345 $ 8,345
Total Short-Term Securities — 0.0%
(Cost: $ 8,345 ) .................................. 8,345
Total Investments — 98 .4%
(Cost: $ 218,054,367 ) .............................. 216,443,323
Other Assets Less Liabilities — 1.6% .................... 3,630,394
Net Assets — 100.0% ...............................
$ 220,073,717
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 16,296 $ — $ (7,951)
(a)
$ — $ — $ 8,345 8,345 $ 7,793
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 216,434,978 $ — $ 216,434,978
Short-Term Securities
Money Market Funds ...................................... 8,345 — — 8,345
$ 8,345 $ 216,434,978 $ — $ 216,443,323

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2036 Term Treasury ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.50% , 02/15/36 ...... USD 602 $ 610,786
U.S. Treasury Notes , 4.13% , 02/15/36 ....... 3,152 3,085,317
Total Long-Term Investments — 98 .7%
(Cost: $ 3,702,647 ) ............................... 3,696,103
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 169 $ 169
Total Short-Term Securities — 0.0%
(Cost: $ 169 ) .................................... 169
Total Investments — 98 .7%
(Cost: $ 3,702,816 ) ............................... 3,696,272
Other Assets Less Liabilities — 1.3% .................... 47,439
Net Assets — 100.0% ...............................
$ 3,743,711
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 169
(b)
$ — $ — $ — $ 169 169 $ 1 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,696,103 $ — $ 3,696,103
Short-Term Securities
Money Market Funds ...................................... 169 — — 169
$ 169 $ 3,696,103 $ — $ 3,696,272

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2045 Term Treasury ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.50% , 02/15/45 ................... USD 1,163 $ 807,462
4.75% , 02/15/45 ................... 1,242 1,209,641
3.00% , 05/15/45 - 11/15/45 ............ 2,301 1,728,606
5.00% , 05/15/45 ................... 1,284 1,288,915
2.88% , 08/15/45 ................... 1,116 820,827
4.88% , 08/15/45 ................... 1,257 1,240,990
4.63% , 11/15/45 ................... 1,277 1,220,516
Total Long-Term Investments — 98 .1%
(Cost: $ 8,571,094 ) ............................... 8,316,957
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 4 $ 4
Total Short-Term Securities — 0.0%
(Cost: $ 4 ) ..................................... 4
Total Investments — 98 .1%
(Cost: $ 8,571,098 ) ............................... 8,316,961
Other Assets Less Liabilities — 1.9% .................... 159,222
Net Assets — 100.0% ...............................
$ 8,476,183
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,724 $ — $ (3,720)
(a)
$ — $ — $ 4 4 $ 422
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 8,316,957 $ — $ 8,316,957
Short-Term Securities
Money Market Funds ...................................... 4 — — 4
$ 4 $ 8,316,957 $ — $ 8,316,961

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2046 Term Treasury ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.50% , 02/15/46 - 05/15/46 ............ USD 1,924 $ 1,311,318
4.63% , 02/15/46 ................... 1,070 1,021,372
2.25% , 08/15/46 ................... 953 615,169
2.88% , 11/15/46 ................... 987 714,457
Total Long-Term Investments — 98 .3%
(Cost: $ 3,702,257 ) ............................... 3,662,316
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 445 $ 445
Total Short-Term Securities — 0.0%
(Cost: $ 445 ) .................................... 445
Total Investments — 98 .3%
(Cost: $ 3,702,702 ) ............................... 3,662,761
Other Assets Less Liabilities — 1.7% .................... 64,424
Net Assets — 100.0% ...............................
$ 3,727,185
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 445
(b)
$ — $ — $ — $ 445 445 $ 1 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,662,316 $ — $ 3,662,316
Short-Term Securities
Money Market Funds ...................................... 445 — — 445
$ 445 $ 3,662,316 $ — $ 3,662,761

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2055 Term Treasury ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63% , 02/15/55 - 11/15/55 ............ USD 3,068 $ 2,891,779
4.75% , 05/15/55 - 08/15/55 ............ 3,059 2,941,749
Total Long-Term Investments — 98 .0%
(Cost: $ 5,960,898 ) ............................... 5,833,528
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 178 $ 178
Total Short-Term Securities — 0.0%
(Cost: $ 178 ) .................................... 178
Total Investments — 98 .0%
(Cost: $ 5,961,076 ) ............................... 5,833,706
Other Assets Less Liabilities — 2.0% .................... 119,366
Net Assets — 100.0% ...............................
$ 5,953,072
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 993 $ — $ (815)
(a)
$ — $ — $ 178 178 $ 203
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 5,833,528 $ — $ 5,833,528
Short-Term Securities
Money Market Funds ...................................... 178 — — 178
$ 178 $ 5,833,528 $ — $ 5,833,706

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Dec 2056 Term Treasury ETF
18
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.75% , 02/15/56 ...... USD 3,800 $ 3,658,687
Total Long-Term Investments — 98 .6%
(Cost: $ 3,702,044 ) ............................... 3,658,687
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 488 $ 488
Total Short-Term Securities — 0.0%
(Cost: $ 488 ) .................................... 488
Total Investments — 98 .6%
(Cost: $ 3,702,532 ) ............................... 3,659,175
Other Assets Less Liabilities — 1.4% .................... 52,200
Net Assets — 100.0% ...............................
$ 3,711,375
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 488
(b)
$ — $ — $ — $ 488 488 $ 2 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,658,687 $ — $ 3,658,687
Short-Term Securities
Money Market Funds ...................................... 488 — — 488
$ 488 $ 3,658,687 $ — $ 3,659,175

Statements of Assets and Liabilities
(unaudited)

April 30, 2026
19
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
iShares iBonds
Dec 2029 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,178,091,512 $ 2,131,267,184 $ 1,654,063,279 $ 1,199,803,777
Investments, at value — affiliated
(c)
............................................ 345,204,358 7,620,875 9,017,598 5,884,420
Cash ............................................................... 1 1,075,090 — —
Receivables: – – – –
Investment s sold ...................................................... 49,906,207 — 3,946,176 8,930,434
Securities lending income — affiliated ........................................ 5,645 204 6,323 11
Capital shares sold ..................................................... 444,796 46,626 46,329 32,232
Dividends — affiliated ................................................... 302,889 16,459 21,326 10,456
Interest — unaffiliated ................................................... 16,141,996 15,130,033 11,852,879 8,791,021
Total a ssets ...........................................................
2,590,097,404 2,155,156,471 1,678,953,910 1,223,452,351
LIABILITIES
Collateral on securities loaned ............................................... 50,347,500 — — —
Payables: – – – –
Investments purchased .................................................. 243,170,143 — — 2,812,851
Capital shares redeemed ................................................. 1,186,121 — — —
Investment advisory fees ................................................. 125,564 121,318 94,821 71,064
Total li abilities ..........................................................
294,829,328 121,318 94,821 2,883,915
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,295,268,076 $ 2,155,035,153 $ 1,678,859,089 $ 1,220,568,436
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 2,292,795,108 $ 2,147,350,034 $ 1,675,062,053 $ 1,220,832,894
Accumulated earnings (loss) ................................................ 2,472,968 7,685,119 3,797,036 (264,458)
NET ASSETS ..........................................................
$ 2,295,268,076 $ 2,155,035,153 $ 1,678,859,089 $ 1,220,568,436
NET ASSET VALUE
Shares outstanding ......................................................
100,200,000 96,100,000 75,500,000 56,050,000
Net asset value .........................................................
$ 22.91 $ 22.42 $ 22.24 $ 21.78
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 2,176,208,459 $ 2,128,622,222 $ 1,653,441,372 $ 1,200,196,182
(b)
  Securities loaned, at value ............................................ $ 48,960,212 $ — $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 345,204,358 $ 7,620,875 $ 9,017,598 $ 5,884,420

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
iShares iBonds
Dec 2033 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 850,254,904 $ 546,799,293 $ 526,879,141 $ 446,629,259
Investments, at value — affiliated
(c)
............................................ 3,887,625 2,943,083 1,829,157 265,081
Cash ............................................................... — 1 2 2
Receivables: – – – –
Investment s sold ...................................................... 399,887 28,552,087 493,647 1,470,891
Capital shares sold ..................................................... 28,224 — — —
Dividends — affiliated ................................................... 6,144 6,652 3,456 1,706
Interest — unaffiliated ................................................... 5,855,036 3,859,301 4,956,628 5,313,864
Total a ssets ...........................................................
860,431,820 582,160,417 534,162,031 453,680,803
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — 27,455,194 — —
Investment advisory fees ................................................. 48,316 31,606 30,516 25,863
Total li abilities ..........................................................
48,316 27,486,800 30,516 25,863
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 860,383,504 $ 554,673,617 $ 534,131,515 $ 453,654,940
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 867,837,074 $ 556,470,287 $ 539,027,946 $ 451,124,151
Accumulated earnings (loss) ................................................ (7,453,570) (1,796,670) (4,896,431) 2,530,789
NET ASSETS ..........................................................
$ 860,383,504 $ 554,673,617 $ 534,131,515 $ 453,654,940
NET ASSET VALUE
Shares outstanding ......................................................
43,750,000 27,300,000 23,400,000 18,700,000
Net asset value .........................................................
$ 19.67 $ 20.32 $ 22.83 $ 24.26
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 851,700,964 $ 545,221,259 $ 528,842,541 $ 445,843,216
(c)
  Investments, at cost — affiliated ......................................... $ 3,887,625 $ 2,943,083 $ 1,829,157 $ 265,081

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
21
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2035 Term
Treasury ETF
iShares iBonds
Dec 2036 Term
Treasury ETF
iShares iBonds
Dec 2045 Term
Treasury ETF
iShares iBonds
Dec 2046 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 216,434,978 $ 3,696,103 $ 8,316,957 $ 3,662,316
Investments, at value — affiliated
(c)
............................................ 8,345 169 4 445
Cash ............................................................... 1 — 1 —
Receivables: – – – –
Investment s sold ...................................................... 548,579 231,225 32,920 227,538
Capital shares sold ..................................................... 330 — — —
Dividends — affiliated ................................................... 297 1 21 —
Interest — unaffiliated ................................................... 3,090,664 32,786 126,772 44,800
Total a ssets ...........................................................
220,083,194 3,960,284 8,476,675 3,935,099
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — 216,357 — 207,719
Investment advisory fees ................................................. 9,477 216 492 195
Total li abilities ..........................................................
9,477 216,573 492 207,914
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 220,073,717 $ 3,743,711 $ 8,476,183 $ 3,727,185
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 221,165,535 $ 3,737,343 $ 8,769,422 $ 3,755,474
Accumulated earnings (loss) ................................................ (1,091,818) 6,368 (293,239) (28,289)
NET ASSETS ..........................................................
$ 220,073,717 $ 3,743,711 $ 8,476,183 $ 3,727,185
NET ASSET VALUE
Shares outstanding ......................................................
8,750,000 150,000 350,000 150,000
Net asset value .........................................................
$ 25.15 $ 24.96 $ 24.22 $ 24.85
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 218,046,022 $ 3,702,647 $ 8,571,094 $ 3,702,257
(c)
  Investments, at cost — affiliated ......................................... $ 8,345 $ 169 $ 4 $ 445

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds
Dec 2055 Term
Treasury ETF
iShares iBonds
Dec 2056 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 5,833,528 $ 3,658,687
Investments, at value — affiliated
(c)
........................................................................... 178 488
Receivables: – –
Investment s sold ..................................................................................... 23,058 14,845
Dividends — affiliated .................................................................................. 13 1
Interest — unaffiliated .................................................................................. 96,641 37,548
Total a ssets ..........................................................................................
5,953,418 3,711,569
LIABILITIES
Payables: – –
Investment advisory fees ................................................................................ 346 194
Total li abilities .........................................................................................
346 194
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 5,953,072 $ 3,711,375
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 6,147,260 $ 3,740,173
Accumulated loss ...................................................................................... (194,188) (28,798)
NET ASSETS .........................................................................................
$ 5,953,072 $ 3,711,375
NET ASSET VALUE
Shares outstanding .....................................................................................
250,000 150,000
Net asset value ........................................................................................
$ 23.81 $ 24.74
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 5,960,898 $ 3,702,044
(c)
  Investments, at cost — affiliated ..................................................................... $ 178 $ 488

Statements of Operations
(unaudited)

Six Months Ended April 30, 2026
23
Statements of Operations
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
iShares iBonds
Dec 2029 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 606,418 $ 87,607 $ 76,296 $ 66,778
Interest — unaffiliated ............................................. 44,805,691 37,703,330 27,967,657 20,983,278
Securities lending income — affiliated — net ............................. 83,810 4,079 12,731 154
Total investment income .............................................
45,495,919 37,795,016 28,056,684 21,050,210
EXPENSES
Investment advisory .............................................. 796,898 686,857 509,404 381,455
Total e xpenses ...................................................
796,898 686,857 509,404 381,455
Less: – – – –
Investment advisory fees waived ..................................... (14,126) (2,096) (1,825) (1,600)
Total ex penses after fees waived .......................................
782,772 684,761 507,579 379,855
Net investment income ..............................................
44,713,147 37,110,255 27,549,105 20,670,355
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,077,291) $ (7,566,642) $ (12,073,920) $ (11,603,996)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 562,564 $ 26,392 $ 107,477 $ (435,858)
In-kind redemptions — unaffiliated
(a)
................................. 591,579 135,988 134,823 666,244
1,154,143 162,380 242,300 230,386
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (4,231,434) (7,729,021) (12,316,219) (11,834,382)
Net realized and unrealized loss ........................................
(3,077,291) (7,566,641) (12,073,919) (11,603,996)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 41,635,856 $ 29,543,614 $ 15,475,186 $ 9,066,359
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
24
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
iShares iBonds
Dec 2033 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 26,837 $ 22,523 $ 18,472 $ 16,655
Interest — unaffiliated ............................................. 14,096,117 9,816,250 10,008,449 8,911,524
Securities lending income — affiliated — net ............................. 1,367 — 170 —
Total investment income .............................................
14,124,321 9,838,773 10,027,091 8,928,179
EXPENSES
Investment advisory .............................................. 254,853 170,932 175,893 149,977
Total e xpenses ...................................................
254,853 170,932 175,893 149,977
Less: – – – –
Investment advisory fees waived ..................................... (632) (532) (431) (403)
Total ex penses after fees waived .......................................
254,221 170,400 175,462 149,574
Net investment income ..............................................
13,870,100 9,668,373 9,851,629 8,778,605
REALIZED AND UNREALIZED GAIN (LOSS) $ (10,051,482) $ (7,578,738) $ (8,387,245) $ (8,556,501)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 17,962 $ (864,261) $ (124,284) $ (512,497)
In-kind redemptions — unaffiliated
(a)
................................. 312,797 1,462,696 221,329 1,203,918
330,759 598,435 97,045 691,421
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (10,382,241) (8,177,173) (8,484,292) (9,247,923)
Net realized and unrealized loss ........................................
(10,051,482) (7,578,738) (8,387,247) (8,556,502)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 3,818,618 $ 2,089,635 $ 1,464,382 $ 222,103
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
25
Statements of Operations
iShares iBonds
Dec 2035 Term
Treasury ETF
iShares iBonds
Dec 2036 Term
Treasury ETF
(a)
iShares iBonds
Dec 2045 Term
Treasury ETF
iShares iBonds
Dec 2046 Term
Treasury ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 3,773 $ 1 $ 331 $ 1
Interest — unaffiliated ............................................. 2,421,469 14,338 187,707 14,900
Securities lending income — affiliated — net ............................. 4,020 — 91 —
Total investment income .............................................
2,429,262 14,339 188,129 14,901
EXPENSES
Investment advisory .............................................. 40,597 233 2,788 209
Excise tax ..................................................... 2,195 — — —
Total e xpenses ...................................................
42,792 233 2,788 209
Less: – – – –
Investment advisory fees waived ..................................... (2,285) — (8) —
Total ex penses after fees waived .......................................
40,507 233 2,780 209
Net investment income ..............................................
2,388,755 14,106 185,349 14,692
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,834,553) $ (7,737) $ (347,358) $ (42,981)
Net realized loss from:
Investments — unaffiliated ....................................... $ (75,101) $ (1,194) $ (22,094) $ (3,040)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (2,759,452) (6,544) (325,265) (39,941)
Net realized and unrealized loss ........................................
(2,834,553) (7,738) (347,359) (42,981)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ (445,798) $ 6,368 $ (162,010) $ (28,289)
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
26
iShares iBonds
Dec 2055 Term
Treasury ETF
iShares iBonds
Dec 2056 Term
Treasury ETF
(a)
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 189 $ 2
Interest — unaffiliated ............................................................................... 120,329 15,019
Securities lending income — affiliated — net ............................................................... 14 —
Total investment income ...............................................................................
120,532 15,021
EXPENSES
Investment advisory ................................................................................ 1,777 211
Total e xpenses .....................................................................................
1,777 211
Less: – –
Investment advisory fees waived ....................................................................... (4) —
Total ex penses after fees waived .........................................................................
1,773 211
Net investment income ................................................................................
118,759 14,810
REALIZED AND UNREALIZED GAIN (LOSS) $ (270,786) $ (43,608)
Net realized loss from:
Investments — unaffiliated ......................................................................... $ (6,661) $ (251)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (264,124) (43,357)
Net realized and unrealized loss ..........................................................................
(270,785) (43,608)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ (152,026) $ (28,798)
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
See notes to financial statements.

Statements of Changes in Net Assets
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2026 Term Treasury ETF iShares iBonds Dec 2027 Term Treasury ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 44,713,147 $ 75,218,224 $ 37,110,255 $ 59,936,807
Net realized gain ................................................ 1,154,143 2,173,698 162,380 6,930,403
Net change in unrealized appreciation (depreciation) ........................ (4,231,434) 2,997,652 (7,729,021) 6,702,905
Net increase in net assets resulting from operations ...........................
41,635,856 80,389,574 29,543,614 73,570,115
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(44,471,861)
(b)
(72,848,528) (36,314,746)
(b)
(57,451,813)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
172,705,553 701,002,401 434,545,876 657,894,100
NET ASSETS
Total increase in net assets ........................................... 169,869,548 708,543,447 427,774,744 674,012,402
Beginning of period ................................................
2,125,398,528 1,416,855,081 1,727,260,409 1,053,248,007
End of period ....................................................
$ 2,295,268,076 $ 2,125,398,528 $ 2,155,035,153 $ 1,727,260,409
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares iBonds Dec 2028 Term Treasury ETF iShares iBonds Dec 2029 Term Treasury ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 27,549,105 $ 39,089,777 $ 20,670,355 $ 24,538,858
Net realized gain ................................................ 242,300 2,048,542 230,386 1,315,287
Net change in unrealized appreciation (depreciation) ........................ (12,316,219) 13,214,523 (11,834,382) 11,556,079
Net increase in net assets resulting from operations ...........................
15,475,186 54,352,842 9,066,359 37,410,224
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(26,173,007)
(b)
(37,404,243) (19,257,058)
(b)
(23,092,478)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
475,761,242 486,577,452 391,338,279 457,494,754
NET ASSETS
Total increase in net assets ........................................... 465,063,421 503,526,051 381,147,580 471,812,500
Beginning of period ................................................
1,213,795,668 710,269,617 839,420,856 367,608,356
End of period ....................................................
$ 1,678,859,089 $ 1,213,795,668 $ 1,220,568,436 $ 839,420,856
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2030 Term Treasury ETF iShares iBonds Dec 2031 Term Treasury ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 13,870,100 $ 16,386,237 $ 9,668,373 $ 14,221,577
Net realized gain (loss) ............................................ 330,759 (620,122) 598,435 (340,453)
Net change in unrealized appreciation (depreciation) ........................ (10,382,241) 10,518,009 (8,177,173) 9,636,637
Net increase in net assets resulting from operations ...........................
3,818,618 26,284,124 2,089,635 23,517,761
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,906,331)
(b)
(15,489,475) (9,271,751)
(b)
(13,559,340)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
303,391,749 272,216,998 112,615,317 198,769,917
NET ASSETS
Total increase in net assets ........................................... 294,304,036 283,011,647 105,433,201 208,728,338
Beginning of period ................................................
566,079,468 283,067,821 449,240,416 240,512,078
End of period ....................................................
$ 860,383,504 $ 566,079,468 $ 554,673,617 $ 449,240,416
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares iBonds Dec 2032 Term Treasury ETF iShares iBonds Dec 2033 Term Treasury ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,851,629 $ 12,704,135 $ 8,778,605 $ 13,841,981
Net realized gain (loss) ............................................ 97,045 (3,090,491) 691,421 706,968
Net change in unrealized appreciation (depreciation) ........................ (8,484,292) 10,451,317 (9,247,923) 8,409,742
Net increase in net assets resulting from operations ...........................
1,464,382 20,064,961 222,103 22,958,691
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,611,893)
(b)
(11,996,261) (8,650,341)
(b)
(13,185,542)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
73,834,139 210,180,232 52,959,003 184,065,978
NET ASSETS
Total increase in net assets ........................................... 65,686,628 218,248,932 44,530,765 193,839,127
Beginning of period ................................................
468,444,887 250,195,955 409,124,175 215,285,048
End of period ....................................................
$ 534,131,515 $ 468,444,887 $ 453,654,940 $ 409,124,175
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2035 Term Treasury ETF
iShares iBonds Dec
2036 Term Treasury
ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 2,388,755 $ 677,381 $ 14,106
Net realized gain (loss) ............................................................. (75,101) 4,200 (1,194)
Net change in unrealized appreciation (depreciation) ......................................... (2,759,452) 1,148,408 (6,544)
Net increase (decrease) in net assets resulting from operations ....................................
(445,798) 1,829,989 6,368
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(2,033,998)
(c)
(442,011) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
152,042,148 69,123,387 3,737,343
NET ASSETS
Total increase in net assets ............................................................ 149,562,352 70,511,365 3,743,711
Beginning of period .................................................................
70,511,365 — —
End of period .....................................................................
$ 220,073,717 $ 70,511,365 $ 3,743,711
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
32
See notes to financial statements.
iShares iBonds Dec 2045 Term Treasury ETF
iShares iBonds Dec
2046 Term Treasury
ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 185,349 $ 130,159 $ 14,692
Net realized loss ................................................................. (22,094) (37,921) (3,040)
Net change in unrealized appreciation (depreciation) ......................................... (325,265) 71,128 (39,941)
Net increase (decrease) in net assets resulting from operations ....................................
(162,010) 163,366 (28,289)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(178,803)
(c)
(103,122) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
1,232,891 7,523,861 3,755,474
NET ASSETS
Total increase in net assets ............................................................ 892,078 7,584,105 3,727,185
Beginning of period .................................................................
7,584,105 — —
End of period .....................................................................
$ 8,476,183 $ 7,584,105 $ 3,727,185
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
33
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2055 Term Treasury ETF
iShares iBonds Dec
2056 Term Treasury
ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 118,759 $ 108,769 $ 14,810
Net realized loss ................................................................. (6,661) (84,051) (251)
Net change in unrealized appreciation (depreciation) ......................................... (264,124) 136,754 (43,357)
Net increase (decrease) in net assets resulting from operations ....................................
(152,026) 161,472 (28,798)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(114,043)
(c)
(89,591) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
1,207,242 4,940,018 3,740,173
NET ASSETS
Total increase in net assets ............................................................ 941,173 5,011,899 3,711,375
Beginning of period .................................................................
5,011,899 — —
End of period .....................................................................
$ 5,953,072 $ 5,011,899 $ 3,711,375
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
iShares iBonds Dec 2026 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 22.94  $ 22.87  $ 22.43  $ 22.53  $ 25.33  $ 26.15
Net investment income
(a)
........................
0 .45  0 .94  0 .96  0 .85  0 .50  0 .16
Net realized and unrealized gain (loss)
(b)
..............
(0.03) 0.06  0.39  (0.17) (2.95) (0.82)
Net increase (decrease) from investment operations ....... 0.42  1.00  1.35  0.68  (2.45) (0.66)
Distributions from net investment income
(c)
........... (0.45)
(d)
(0.93) (0.91) (0.78) (0.35) (0.16)
Net asset value, end of period ..................... $ 22.91  $ 22.94  $ 22.87  $ 22.43  $ 22.53  $ 25.33
Total Return
(e)
Based on net asset value ......................... 1.84%
(f)
4.46% 6.12% 3.01% (9.70)% (2.55)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.93%
(h)
4.11% 4.21% 3.76% 2.11% 0.62%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,295,268  $ 2,125,399  $ 1,416,855  $ 468,774  $ 121,681  $ 16,462
Portfolio turnover rate
(i)
........................... 0% 7% 16% 29% 76% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares iBonds Dec 2027 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 22.51  $ 22.31  $ 21.72  $ 22.02  $ 25.15  $ 26.19
Net investment income
(a)
........................
0 .42  0 .90  0 .91  0 .85  0 .45  0 .20
Net realized and unrealized gain (loss)
(b)
..............
(0.09) 0.19  0.54  (0.37) (3.24) (1.06)
Net increase (decrease) from investment operations ....... 0.33  1.09  1.45  0.48  (2.79) (0.86)
Distributions from net investment income
(c)
........... (0.42)
(d)
(0.89) (0.86) (0.78) (0.34) (0.18)
Net asset value, end of period ..................... $ 22.42  $ 22.51  $ 22.31  $ 21.72  $ 22.02  $ 25.15
Total Return
(e)
Based on net asset value ......................... 1.53%
(f)
4.94% 6.84% 2.13% (11.18)% (3.31)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.78%
(h)
4.03% 4.11% 3.82% 1.92% 0.78%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,155,035  $ 1,727,260  $ 1,053,248  $ 280,135  $ 136,548  $ 31,443
Portfolio turnover rate
(i)
........................... 3% 59% 22% 10% 58% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
36
iShares iBonds Dec 2028 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 22.39  $ 22.06  $ 21.36  $ 21.65  $ 25.14  $ 26.30
Net investment income
(a)
........................
0 .42  0 .89  0 .89  0 .76  0 .36  0 .21
Net realized and unrealized gain (loss)
(b)
..............
(0.16) 0.31  0.66  (0.39) (3.54) (1.17)
Net increase (decrease) from investment operations ....... 0.26  1.20  1.55  0.37  (3.18) (0.96)
Distributions from net investment income
(c)
........... (0.41)
(d)
(0.87) (0.85) (0.66) (0.31) (0.20)
Net asset value, end of period ..................... $ 22.24  $ 22.39  $ 22.06  $ 21.36  $ 21.65  $ 25.14
Total Return
(e)
Based on net asset value ......................... 1.14%
(f)
5.57% 7.36% 1.62% (12.70)% (3.71)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.79%
(h)
4.00% 4.06% 3.47% 1.54% 0.83%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,678,859  $ 1,213,796  $ 710,270  $ 198,610  $ 34,637  $ 18,852
Portfolio turnover rate
(i)
........................... 11% 57% 4% 15% 34% 73%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares iBonds Dec 2029 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 21.97  $ 21.56  $ 20.73  $ 21.32  $ 25.02  $ 26.27
Net investment income
(a)
........................
0 .41  0 .87  0 .88  0 .78  0 .39  0 .19
Net realized and unrealized gain (loss)
(b)
..............
(0.20) 0.38  0.78  (0.65) (3.81) (1.25)
Net increase (decrease) from investment operations ....... 0.21  1.25  1.66  0.13  (3.42) (1.06)
Distributions from net investment income
(c)
........... (0.40)
(d)
(0.84) (0.83) (0.72) (0.28) (0.19)
Net asset value, end of period ..................... $ 21.78  $ 21.97  $ 21.56  $ 20.73  $ 21.32  $ 25.02
Total Return
(e)
Based on net asset value ......................... 0.93%
(f)
5.95% 8.09% 0.55% (13.72)% (4.08)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.79%
(h)
4.00% 4.06% 3.63% 1.68% 0.74%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,220,568  $ 839,421  $ 367,608  $ 119,210  $ 38,370  $ 17,512
Portfolio turnover rate
(i)
........................... 7% 38% 35% 34% 51% 0%
(j)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
iShares iBonds Dec 2030 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ................
$ 19.90  $ 19.45  $ 18.59  $ 19.32  $ 23.28  $ 24.58
Net investment income
(a)
........................
0 .37  0 .78  0 .77  0 .58  0 .49  0 .20
Net realized and unrealized gain (loss)
(b)
..............
(0.24) 0.43  0.84  (0.73) (4.11) (1.32)
Net increase (decrease) from investment operations ....... 0.13  1.21  1.61  (0.15) (3.62) (1.12)
Distributions from net investment income
(c)
........... (0.36)
(d)
(0.76) (0.75) (0.58) (0.34) (0.18)
Net asset value, end of period ..................... $ 19.67  $ 19.90  $ 19.45  $ 18.59  $ 19.32  $ 23.28
Total Return
(e)
Based on net asset value ......................... 0.67%
(f)
6.31% 8.76% (0.88)% (15.69)% (4.58)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.81%
(h)
3.99% 3.95% 2.99% 2.36% 0.83%
Supplemental Data
Net assets, end of period (000) ..................... $ 860,384  $ 566,079  $ 283,068  $ 148,729  $ 74,378  $ 3,493
Portfolio turnover rate
(i)
........................... 4% 62% 15% 43% 0%
(j)
37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
39
Financial Highlights
iShares iBonds Dec 2031 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
07/13/21
(a)
to 10/31/21
Net asset value, beginning of period ...............
$ 20.61  $ 20.13  $ 19.16  $ 20.16  $ 24.65  $ 24.91
Net investment income
(b)
.......................
0 .40  0 .83  0 .82  0 .69  0 .55  0 .10
Net realized and unrealized gain (loss)
(c)
.............
(0.30) 0.46  0.94  (1.07) (4.63) (0.30)
Net increase (decrease) from investment operations ...... 0.10  1.29  1.76  (0.38) (4.08) (0.20)
Distributions
(d)
– – – – – –
From net investment income ....................
( 0 .39 )
(e)
( 0 .81 ) ( 0 .79 ) ( 0 .62 ) ( 0 .39 ) ( 0 .06 )
From net realized gain .........................
—  —  —  —  ( 0 .02 ) —
Total distributions ............................. (0.39) (0.81) (0.79) (0.62) (0.41) (0.06)
Net asset value, end of period .................... $ 20.32  $ 20.61  $ 20.13  $ 19.16  $ 20.16  $ 24.65
Total Return
(f)
Based on net asset value ........................ 0.49%
(g)
6.59% 9.22% (2.03)% (16.73)% (0.81)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
3.96%
(i)
4.11% 4.04% 3.38% 2.54% 1.29%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 554,674  $ 449,240  $ 240,512  $ 117,864  $ 14,111  $ 2,465
Portfolio turnover rate
(j)
.......................... 20% 32% 39% 0%
(k)
10% 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
iShares iBonds Dec 2032 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
07/06/22
(a)
to 10/31/22
Net asset value, beginning of period .............................
$ 23.19  $ 22.64  $ 21.48  $ 22.72  $ 24.88
Net investment income
(b)
.....................................
0 .45  0 .91  0 .89  0 .84  0 .23
Net realized and unrealized gain (loss)
(c)
...........................
(0.37) 0.53  1.14  (1.33) (2.25)
Net increase (decrease) from investment operations .................... 0.08  1.44  2.03  (0.49) (2.02)
Distributions from net investment income
(d)
........................ (0.44)
(e)
(0.89) (0.87) (0.75) (0.14)
Net asset value, end of period .................................. $ 22.83  $ 23.19  $ 22.64  $ 21.48  $ 22.72
Total Return
(f)
Based on net asset value ...................................... 0.34%
(g)
6.50% 9.58% (2.37)% (8.16)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .............................................
0.07%
(i)
0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived .................................
0.07%
(i)
0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ........................................
3.92%
(i)
4.01% 3.94% 3.67% 2.97%
(i)
Supplemental Data
Net assets, end of period (000) .................................. $ 534,132  $ 468,445  $ 250,196  $ 135,293  $ 4,543
Portfolio turnover rate
(j)
........................................ 5% 70% 2% 13% 47%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares iBonds Dec 2033 Term Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/27/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 24.72  $ 24.19  $ 22.98  $ 25.00
Net investment income
(b)
....................................................
0 .50  1 .02  1 .03  0 .35
Net realized and unrealized gain (loss)
(c)
..........................................
(0.46) 0.51  1.16  (2.19)
Net increase (decrease) from investment operations ................................... 0.04  1.53  2.19  (1.84)
Distributions from net investment income
(d)
....................................... (0.50)
(e)
(1.00) (0.98) (0.18)
Net asset value, end of period ................................................. $ 24.26  $ 24.72  $ 24.19  $ 22.98
Total Return
(f)
Based on net asset value ..................................................... 0.15%
(g)
6.48% 9.58% (7.38)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.07%
(i)
0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ................................................
0.07%
(i)
0.07% 0.07% 0.07%
(i)
Net investment income .......................................................
4.10%
(i)
4.20% 4.23% 4.18%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 453,655  $ 409,124  $ 215,285  $ 68,944
Portfolio turnover rate
(j)
....................................................... 24% 2% 23% 55%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
42
iShares iBonds Dec 2035 Term
Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.64  $ 25.00
Net investment income
(b)
................................................................................
0 .52  0 .64
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.53) 0.48
Net increase (decrease) from investment operations ............................................................... (0.01) 1.12
Distributions from net investment income
(d)
................................................................... (0.48)
(e)
(0.48)
Net asset value, end of period ............................................................................. $ 25.15  $ 25.64
Total Return
(f)
Based on net asset value ................................................................................. (0.04)%
(g)
4.52%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.07%
(i)
0.07%
(i)
Total expenses after fees waived . ...........................................................................
0.07%
(i)
0.07%
(i)
Net investment income ...................................................................................
4.12%
(i)
4.17%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 220,074  $ 70,511
Portfolio turnover rate
(j)
................................................................................... 19% 88%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
43
Financial Highlights
iShares iBonds
Dec 2036 Term
Treasury ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .10
Net realized and unrealized loss
(c)
.........................................................................................
(0.14)
Net decrease from investment operations ..................................................................................... (0.04)
Net asset value, end of period ............................................................................................ $ 24.96
Total Return
(d)
Based on net asset value ................................................................................................ (0.17)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.23%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,744
Portfolio turnover rate
(h)
.................................................................................................. 22%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
44
iShares iBonds Dec 2045 Term
Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.28  $ 25.00
Net investment income
(b)
................................................................................
0 .57  0 .69
Net realized and unrealized gain (loss)
(c)
......................................................................
(1.08) 0.18
Net increase (decrease) from investment operations ............................................................... (0.51) 0.87
Distributions from net investment income
(d)
................................................................... (0.55)
(e)
(0.59)
Net asset value, end of period ............................................................................. $ 24.22  $ 25.28
Total Return
(f)
Based on net asset value ................................................................................. (2.06)%
(g)
3.57%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.07%
(i)
0.07%
(i)
Total expenses after fees waived . ............................................................................
0.07%
(i)
0.07%
(i)
Net investment income ...................................................................................
4.65%
(i)
4.66%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 8,476  $ 7,584
Portfolio turnover rate
(j)
................................................................................... 14% 50%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
45
Financial Highlights
iShares iBonds
Dec 2046 Term
Treasury ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .12
Net realized and unrealized loss
(c)
.........................................................................................
(0.27)
Net decrease from investment operations ..................................................................................... (0.15)
Net asset value, end of period ............................................................................................ $ 24.85
Total Return
(d)
Based on net asset value ................................................................................................ (0.62)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.91%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,727
Portfolio turnover rate
(h)
.................................................................................................. 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
46
iShares iBonds Dec 2055 Term
Treasury ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.06  $ 25.00
Net investment income
(b)
................................................................................
0 .57  0 .69
Net realized and unrealized loss
(c)
..........................................................................
(1.27) (0.06)
Net increase (decrease) from investment operations ............................................................... (0.70) 0.63
Distributions from net investment income
(d)
................................................................... (0.55)
(e)
(0.57)
Net asset value, end of period ............................................................................. $ 23.81  $ 25.06
Total Return
(f)
Based on net asset value ................................................................................. (2.82)%
(g)
2.60%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.07%
(i)
0.07%
(i)
Total expenses after fees waived . ............................................................................
0.07%
(i)
0.07%
(i)
Net investment income ...................................................................................
4.68%
(i)
4.66%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 5,953  $ 5,012
Portfolio turnover rate
(j)
................................................................................... 24% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
47
Financial Highlights
iShares iBonds
Dec 2056 Term
Treasury ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .12
Net realized and unrealized loss
(c)
.........................................................................................
(0.38)
Net decrease from investment operations ..................................................................................... (0.26)
Net asset value, end of period ............................................................................................ $ 24.74
Total Return
(d)
Based on net asset value ................................................................................................ (1.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.91%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,711
Portfolio turnover rate
(h)
.................................................................................................. 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
48
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
iBonds Dec 2026 Term Treasury ........................................................................................... Diversified
iBonds Dec 2027 Term Treasury ........................................................................................... Diversified
iBonds Dec 2028 Term Treasury ........................................................................................... Diversified
iBonds Dec 2029 Term Treasury ........................................................................................... Diversified
iBonds Dec 2030 Term Treasury ........................................................................................... Diversified
iBonds Dec 2031 Term Treasury ........................................................................................... Diversified
iBonds Dec 2032 Term Treasury ........................................................................................... Diversified
iBonds Dec 2033 Term Treasury ........................................................................................... Diversified
iBonds Dec 2035 Term Treasury ........................................................................................... Diversified
iBonds Dec 2036 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2045 Term Treasury ........................................................................................... Diversified
iBonds Dec 2046 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2055 Term Treasury ........................................................................................... Diversified
iBonds Dec 2056 Term Treasury
(a)
.......................................................................................... Diversified
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
50
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2026 Term Treasury
J.P. Morgan Securities LLC ............................... $ 48,960,212 $ (48,960,212) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds Dec 2026 Term Treasury ........................................................................................... $ 14,126
iBonds Dec 2027 Term Treasury ........................................................................................... 2,096
iBonds Dec 2028 Term Treasury ........................................................................................... 1,825
iBonds Dec 2029 Term Treasury ........................................................................................... 1,600
iBonds Dec 2030 Term Treasury ........................................................................................... 632
iBonds Dec 2031 Term Treasury ........................................................................................... 532
iBonds Dec 2032 Term Treasury ........................................................................................... 431
iBonds Dec 2033 Term Treasury ........................................................................................... 403
iBonds Dec 2035 Term Treasury ........................................................................................... 2,285
iBonds Dec 2045 Term Treasury ........................................................................................... 8
iBonds Dec 2055 Term Treasury ........................................................................................... 4

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
iBonds Dec 2026 Term Treasury ............................................................................................... $ 30,536
iBonds Dec 2027 Term Treasury ............................................................................................... 1,297
iBonds Dec 2028 Term Treasury ............................................................................................... 3,362
iBonds Dec 2029 Term Treasury ............................................................................................... 65
iBonds Dec 2030 Term Treasury ............................................................................................... 493
iBonds Dec 2032 Term Treasury ............................................................................................... 73
iBonds Dec 2035 Term Treasury ............................................................................................... 791
iBonds Dec 2045 Term Treasury ............................................................................................... 31
iBonds Dec 2055 Term Treasury ............................................................................................... 5
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Dec 2026 Term Treasury ............................................................................ $ — $ 441,162,569
iBonds Dec 2027 Term Treasury ............................................................................ 49,299,421 56,026,189
iBonds Dec 2028 Term Treasury ............................................................................ 157,980,527 169,186,601
iBonds Dec 2029 Term Treasury ............................................................................ 75,522,020 80,829,758
iBonds Dec 2030 Term Treasury ............................................................................ 30,442,154 31,951,749
iBonds Dec 2031 Term Treasury ............................................................................ 101,029,548 104,410,633
iBonds Dec 2032 Term Treasury ............................................................................ 26,756,153 27,848,274
iBonds Dec 2033 Term Treasury ............................................................................ 102,000,580 102,235,013
iBonds Dec 2035 Term Treasury ............................................................................ 23,917,400 24,125,323
iBonds Dec 2036 Term Treasury ............................................................................ 1,869,418 639,193
iBonds Dec 2045 Term Treasury ............................................................................ 1,136,930 1,158,074
iBonds Dec 2046 Term Treasury ............................................................................ 1,660,191 439,117
iBonds Dec 2055 Term Treasury ............................................................................ 1,232,173 1,244,893
iBonds Dec 2056 Term Treasury ............................................................................ 1,244,173 15,330

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
52
For the period ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2026 Term Treasury ............................................................................ $ 8,458,252 $ 126,962,580
iBonds Dec 2027 Term Treasury ............................................................................ 418,199,060 16,405,900
iBonds Dec 2028 Term Treasury ............................................................................ 480,347,516 9,890,353
iBonds Dec 2029 Term Treasury ............................................................................ 428,527,797 41,967,373
iBonds Dec 2030 Term Treasury ............................................................................ 314,709,954 14,647,830
iBonds Dec 2031 Term Treasury ............................................................................ 152,221,078 40,703,657
iBonds Dec 2032 Term Treasury ............................................................................ 83,269,790 10,267,587
iBonds Dec 2033 Term Treasury ............................................................................ 87,319,680 34,962,720
iBonds Dec 2035 Term Treasury ............................................................................ 150,127,303 —
iBonds Dec 2036 Term Treasury ............................................................................ 2,473,711 —
iBonds Dec 2045 Term Treasury ............................................................................ 1,214,052 —
iBonds Dec 2046 Term Treasury ............................................................................ 2,481,245 —
iBonds Dec 2055 Term Treasury ............................................................................ 1,193,318 —
iBonds Dec 2056 Term Treasury ............................................................................ 2,473,452 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
iBonds Dec 2026 Term Treasury ........................................................................................... $ (8,169,045)
iBonds Dec 2027 Term Treasury ........................................................................................... (1,993,381)
iBonds Dec 2028 Term Treasury ........................................................................................... (2,486,796)
iBonds Dec 2029 Term Treasury ........................................................................................... (4,199,692)
iBonds Dec 2030 Term Treasury ........................................................................................... (9,145,753)
iBonds Dec 2031 Term Treasury ........................................................................................... (5,870,198)
iBonds Dec 2032 Term Treasury ........................................................................................... (4,788,958)
iBonds Dec 2033 Term Treasury ........................................................................................... (396,506)
iBonds Dec 2045 Term Treasury ........................................................................................... (50,591)
iBonds Dec 2055 Term Treasury ........................................................................................... (84,051)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2026 Term Treasury ....................................... $ 2,521,412,817 $ 1,914,141 $ (31,088) $ 1,883,053
iBonds Dec 2027 Term Treasury ....................................... 2,136,243,097 4,927,638 (2,282,676) 2,644,962
iBonds Dec 2028 Term Treasury ....................................... 1,662,458,970 4,677,839 (4,055,932) 621,907
iBonds Dec 2029 Term Treasury ....................................... 1,206,080,602 2,965,227 (3,357,632) (392,405)
iBonds Dec 2030 Term Treasury ....................................... 855,588,589 2,279,239 (3,725,299) (1,446,060)
iBonds Dec 2031 Term Treasury ....................................... 548,164,342 2,862,214 (1,284,180) 1,578,034
iBonds Dec 2032 Term Treasury ....................................... 530,671,698 875,730 (2,839,130) (1,963,400)
iBonds Dec 2033 Term Treasury ....................................... 446,286,015 1,915,914 (1,307,589) 608,325
iBonds Dec 2035 Term Treasury ....................................... 218,054,367 – (1,611,044) (1,611,044)
iBonds Dec 2036 Term Treasury ....................................... 3,702,816 926 (7,470) (6,544)
iBonds Dec 2045 Term Treasury ....................................... 8,571,098 – (254,137) (254,137)
iBonds Dec 2046 Term Treasury ....................................... 3,702,702 – (39,941) (39,941)
iBonds Dec 2055 Term Treasury ....................................... 5,961,076 – (127,370) (127,370)
iBonds Dec 2056 Term Treasury ....................................... 3,702,532 – (43,357) (43,357)

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2026 Term Treasury
Shares sold 14,750,000 $ 337,514,018 41,700,000 $ 952,194,342
Shares redeemed
(7,200,000) (164,808,465) (11,000,000) (251,191,941)
7,550,000 $ 172,705,553 30,700,000 $ 701,002,401

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
54
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2027 Term Treasury
Shares sold 20,100,000 $ 451,368,010 38,450,000 $ 858,189,035
Shares redeemed
(750,000) (16,822,134) (8,900,000) (200,294,935)
19,350,000 $ 434,545,876 29,550,000 $ 657,894,100
iBonds Dec 2028 Term Treasury
Shares sold 21,750,000 $ 485,768,646 24,700,000 $ 546,257,450
Shares redeemed
(450,000) (10,007,404) (2,700,000) (59,679,998)
21,300,000 $ 475,761,242 22,000,000 $ 486,577,452
iBonds Dec 2029 Term Treasury
Shares sold 19,800,000 $ 433,833,502 22,300,000 $ 482,514,399
Shares redeemed
(1,950,000) (42,495,223) (1,150,000) (25,019,645)
17,850,000 $ 391,338,279 21,150,000 $ 457,494,754
iBonds Dec 2030 Term Treasury
Shares sold 16,050,000 $ 318,196,281 14,950,000 $ 292,747,053
Shares redeemed
(750,000) (14,804,532) (1,050,000) (20,530,055)
15,300,000 $ 303,391,749 13,900,000 $ 272,216,998
iBonds Dec 2031 Term Treasury
Shares sold 7,500,000 $ 153,754,759 10,500,000 $ 212,044,160
Shares redeemed
(2,000,000) (41,139,442) (650,000) (13,274,243)
5,500,000 $ 112,615,317 9,850,000 $ 198,769,917
iBonds Dec 2032 Term Treasury
Shares sold 3,650,000 $ 84,213,355 10,850,000 $ 249,003,004
Shares redeemed
(450,000) (10,379,216) (1,700,000) (38,822,772)
3,200,000 $ 73,834,139 9,150,000 $ 210,180,232
iBonds Dec 2033 Term Treasury
Shares sold 3,600,000 $ 88,340,200 9,000,000 $ 216,436,784
Shares redeemed
(1,450,000) (35,381,197) (1,350,000) (32,370,806)
2,150,000 $ 52,959,003 7,650,000 $ 184,065,978
iBonds Dec 2035 Term Treasury
Shares sold 6,000,000 $ 152,042,148 2,750,000 $ 69,123,387
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Dec 2036 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,737,343
(a)
The Fund commenced operations on March 25, 2026.
Six Months Ended
04/30/26
Period 03/25/25
to 10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2045 Term Treasury
Shares sold 50,000 $ 1,232,891 350,000 $ 8,769,383
Shares redeemed
— — (50,000) (1,245,522)
50,000 $ 1,232,891 300,000 $ 7,523,861
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Dec 2046 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,755,474
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Six Months Ended
04/30/26
Period 03/25/25
to 10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Dec 2055 Term Treasury
Shares sold 50,000 $ 1,207,242 200,000 $ 4,940,018
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Dec 2056 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,740,173
(a)
The Fund commenced operations on March 25, 2026.

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information
56
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
57
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2036 Term Treasury ETF, iShares iBonds Dec 2046 Term Treasury ETF, iShares iBonds Dec 2056 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale
:
The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
58
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates
:
Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
59
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Oct 2026 Term TIPS ETF | IBIC | NYSE Arca
iShares iBonds Oct 2027 Term TIPS ETF | IBID | NYSE Arca
iShares iBonds Oct 2028 Term TIPS ETF | IBIE | NYSE Arca
iShares iBonds Oct 2029 Term TIPS ETF | IBIF | NYSE Arca
iShares iBonds Oct 2030 Term TIPS ETF | IBIG | NYSE Arca
iShares iBonds Oct 2031 Term TIPS ETF | IBIH | NYSE Arca
iShares iBonds Oct 2032 Term TIPS ETF | IBII | NYSE Arca
iShares iBonds Oct 2033 Term TIPS ETF | IBIJ | NYSE Arca
iShares iBonds Oct 2035 Term TIPS ETF | IBIL | NYSE Arca
iShares iBonds Oct 2036 Term TIPS ETF | IBIM | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2026 Term TIPS ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 07/15/26 - 10/15/26 ............ USD 79,515 $ 80,456,520
Total Long-Term Investments — 99 .9%
(Cost: $ 79,741,137 ) ............................... 80,456,520
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 27.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 22,090,135 $ 22,090,135
Total Short-Term Securities — 27 .5%
(Cost: $ 22,090,135 ) ............................... 22,090,135
Total Investments — 127 .4%
(Cost: $ 101,831,272 ) .............................. 102,546,655
Liabilities in Excess of Other Assets — (27.4) % ............ (22,030,392)
Net Assets — 100.0% ...............................
$ 80,516,263
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 46,237 $ 22,043,898
(a)
$ — $ — $ — $ 22,090,135 22,090,135 $ 81,369 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 80,456,520 $ — $ 80,456,520
Short-Term Securities
Money Market Funds ...................................... 22,090,135 — — 22,090,135
$ 22,090,135 $ 80,456,520 $ — $ 102,546,655

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2027 Term TIPS ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/27 ................... USD 9,355 $ 9,521,978
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ............ 39,384 39,478,444
0.13% , 04/15/27 ................... 23,588 23,512,609
1.63% , 10/15/27 ................... 23,649 24,043,393
Total Long-Term Investments — 99 .7%
(Cost: $ 95,600,066 ) ............................... 96,556,424
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 228,515 $ 228,515
Total Short-Term Securities — 0 .2%
(Cost: $ 228,515 ) ................................. 228,515
Total Investments — 99 .9%
(Cost: $ 95,828,581 ) ............................... 96,784,939
Other Assets Less Liabilities — 0.1% .................... 119,341
Net Assets — 100.0% ...............................
$ 96,904,280
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 155,613 $ 72,902
(a)
$ — $ — $ — $ 228,515 228,515 $ 2,066 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 96,556,424 $ — $ 96,556,424
Short-Term Securities
Money Market Funds ...................................... 228,515 — — 228,515
$ 228,515 $ 96,556,424 $ — $ 96,784,939

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2028 Term TIPS ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
1.75% , 01/15/28 ................... USD 12,019 $ 12,211,583
3.63% , 04/15/28 ................... 12,295 12,940,627
U.S. Treasury Inflation Linked Notes
0.50% , 01/15/28 ................... 29,071 28,923,951
1.25% , 04/15/28 ................... 31,982 32,184,972
0.75% , 07/15/28 ................... 25,266 25,276,840
2.38% , 10/15/28 ................... 32,966 34,208,872
Total Long-Term Investments — 99 .6%
(Cost: $ 144,341,248 ) .............................. 145,746,845
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 861,700 $ 861,700
Total Short-Term Securities — 0 .6%
(Cost: $ 861,700 ) ................................. 861,700
Total Investments — 100 .2%
(Cost: $ 145,202,948 ) .............................. 146,608,545
Liabilities in Excess of Other Assets — (0.2) % ............. (307,949)
Net Assets — 100.0% ...............................
$ 146,300,596
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 970,407 $ — $ (108,707)
(a)
$ — $ — $ 861,700 861,700 $ 3,682 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 145,746,845 $ — $ 145,746,845
Short-Term Securities
Money Market Funds ...................................... 861,700 — — 861,700
$ 861,700 $ 145,746,845 $ — $ 146,608,545

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2029 Term TIPS ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.50% , 01/15/29 ................... USD 7,401 $ 7,701,315
3.88% , 04/15/29 ................... 9,437 10,205,638
U.S. Treasury Inflation Linked Notes
0.88% , 01/15/29 ................... 14,577 14,538,082
2.13% , 04/15/29 ................... 22,270 22,951,399
0.25% , 07/15/29 ................... 17,283 16,905,175
1.63% , 10/15/29 ................... 23,419 23,908,563
Total Long-Term Investments — 99 .7%
(Cost: $ 94,890,563 ) ............................... 96,210,172
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 638,445 $ 638,445
Total Short-Term Securities — 0 .7%
(Cost: $ 638,445 ) ................................. 638,445
Total Investments — 100 .4%
(Cost: $ 95,529,008 ) ............................... 96,848,617
Liabilities in Excess of Other Assets — (0.4) % ............. (403,459)
Net Assets — 100.0% ...............................
$ 96,445,158
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 324,651 $ 313,794
(a)
$ — $ — $ — $ 638,445 638,445 $ 1,990 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 96,210,172 $ — $ 96,210,172
Short-Term Securities
Money Market Funds ...................................... 638,445 — — 638,445
$ 638,445 $ 96,210,172 $ — $ 96,848,617

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2030 Term TIPS ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/30 - 07/15/30 ............ USD 57,223 $ 54,982,278
1.63% , 04/15/30 ................... 33,929 34,458,619
1.13% , 10/15/30 ................... 34,781 34,702,162
Total Long-Term Investments — 99 .9%
(Cost: $ 122,700,047 ) .............................. 124,143,059
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 515,703 $ 515,703
Total Short-Term Securities — 0 .4%
(Cost: $ 515,703 ) ................................. 515,703
Total Investments — 100 .3%
(Cost: $ 123,215,750 ) .............................. 124,658,762
Liabilities in Excess of Other Assets — (0.3) % ............. (337,078)
Net Assets — 100.0% ...............................
$ 124,321,684
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 304,115 $ 211,588
(a)
$ — $ — $ — $ 515,703 515,703 $ 2,221 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 124,143,059 $ — $ 124,143,059
Short-Term Securities
Money Market Funds ...................................... 515,703 — — 515,703
$ 515,703 $ 124,143,059 $ — $ 124,658,762

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2031 Term TIPS ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/31 - 07/15/31 ............ USD 42,946 $ 40,568,972
1.25% , 04/15/31 ................... 10,976 10,923,628
Total Long-Term Investments — 99 .9%
(Cost: $ 50,727,245 ) ............................... 51,492,600
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 2,008 $ 2,008
Total Short-Term Securities — 0.0%
(Cost: $ 2,008 ) .................................. 2,008
Total Investments — 99 .9%
(Cost: $ 50,729,253 ) ............................... 51,494,608
Other Assets Less Liabilities — 0.1% .................... 42,136
Net Assets — 100.0% ...............................
$ 51,536,744
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,187 $ 821
(a)
$ — $ — $ — $ 2,008 2,008 $ 179 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 51,492,600 $ — $ 51,492,600
Short-Term Securities
Money Market Funds ...................................... 2,008 — — 2,008
$ 2,008 $ 51,492,600 $ — $ 51,494,608

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2032 Term TIPS ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
3.38% , 04/15/32 ................... USD 2,676 $ 2,967,987
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/32 ................... 18,891 17,547,273
0.63% , 07/15/32 ................... 19,583 18,637,074
Total Long-Term Investments — 99 .8%
(Cost: $ 38,538,276 ) ............................... 39,152,334
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 46,557 $ 46,557
Total Short-Term Securities — 0 .1%
(Cost: $ 46,557 ) ................................. 46,557
Total Investments — 99 .9%
(Cost: $ 38,584,833 ) ............................... 39,198,891
Other Assets Less Liabilities — 0.1% .................... 22,569
Net Assets — 100.0% ...............................
$ 39,221,460
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 34,000 $ 12,557
(a)
$ — $ — $ — $ 46,557 46,557 $ 452 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 39,152,334 $ — $ 39,152,334
Short-Term Securities
Money Market Funds ...................................... 46,557 — — 46,557
$ 46,557 $ 39,152,334 $ — $ 39,198,891

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2033 Term TIPS ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
1.13% , 01/15/33 .................. USD 25,642 $ 24,905,794
1.38% , 07/15/33 .................. 25,111 24,747,282
Total Long-Term Investments — 99 .6%
(Cost: $ 49,011,207 ) ............................... 49,653,076
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
................. 858 $ 858
Total Short-Term Securities — 0.0%
(Cost: $ 858 ) .................................... 858
Total Investments — 99 .6%
(Cost: $ 49,012,065 ) ............................... 49,653,934
Other Assets Less Liabilities — 0.4% .................... 181,621
Net Assets — 100.0% ...............................
$ 49,835,555
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,462 $ — $ (604)
(a)
$ — $ — $ 858 858 $ 649 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 49,653,076 $ — $ 49,653,076
Short-Term Securities
Money Market Funds ...................................... 858 — — 858
$ 858 $ 49,653,076 $ — $ 49,653,934

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2035 Term TIPS ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
2.13% , 01/15/35 ................... USD 17,127 $ 17,545,761
1.88% , 07/15/35 ................... 18,176 18,238,355
Total Long-Term Investments — 99 .4%
(Cost: $ 35,686,724 ) ............................... 35,784,116
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 14,423 $ 14,423
Total Short-Term Securities — 0.0%
(Cost: $ 14,423 ) ................................. 14,423
Total Investments — 99 .4%
(Cost: $ 35,701,147 ) ............................... 35,798,539
Other Assets Less Liabilities — 0.6% .................... 203,751
Net Assets — 100.0% ...............................
$ 36,002,290
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,957 $ 11,466
(a)
$ — $ — $ — $ 14,423 14,423 $ 734 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 35,784,116 $ — $ 35,784,116
Short-Term Securities
Money Market Funds ...................................... 14,423 — — 14,423
$ 14,423 $ 35,784,116 $ — $ 35,798,539

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
iBonds
®
Oct 2036 Term TIPS ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
1.88% , 01/15/36 ................... USD 6,336 $ 6,312,162
Total Long-Term Investments — 99 .5%
(Cost: $ 6,280,403 ) ............................... 6,312,162
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 451 $ 451
Total Short-Term Securities — 0.0%
(Cost: $ 451 ) .................................... 451
Total Investments — 99 .5%
(Cost: $ 6,280,854 ) ............................... 6,312,613
Other Assets Less Liabilities — 0.5% .................... 34,459
Net Assets — 100.0% ...............................
$ 6,347,072
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 451
(b)
$ — $ — $ — $ 451 451 $ 1 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 6,312,162 $ — $ 6,312,162
Short-Term Securities
Money Market Funds ...................................... 451 — — 451
$ 451 $ 6,312,162 $ — $ 6,312,613

Statements of Assets and Liabilities
(unaudited)

April 30, 2026
13
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
iShares iBonds
Oct 2029 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 80,456,520 $ 96,556,424 $ 145,746,845 $ 96,210,172
Investments, at value — affiliated
(b)
............................................ 22,090,135 228,515 861,700 638,445
Cash ............................................................... 1 3 1 —
Receivables: – – – –
Dividends — affiliated ................................................... 37,288 558 1,685 1,218
Interest — unaffiliated ................................................... 11,601 126,393 230,378 157,068
Total a ssets ...........................................................
102,595,545 96,911,893 146,840,609 97,006,903
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 22,073,655 — 528,513 554,565
Investment advisory fees ................................................. 5,627 7,613 11,500 7,180
Total li abilities ..........................................................
22,079,282 7,613 540,013 561,745
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 80,516,263 $ 96,904,280 $ 146,300,596 $ 96,445,158
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 79,383,624 $ 95,398,349 $ 144,033,187 $ 94,736,807
Accumulated earnings .................................................... 1,132,639 1,505,931 2,267,409 1,708,351
NET ASSETS ..........................................................
$ 80,516,263 $ 96,904,280 $ 146,300,596 $ 96,445,158
NET ASSET VALUE
Shares outstanding ......................................................
3,100,000 3,700,000 5,550,000 3,650,000
Net asset value .........................................................
$ 25.97 $ 26.19 $ 26.36 $ 26.42
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 79,741,137 $ 95,600,066 $ 144,341,248 $ 94,890,563
(b)
  Investments, at cost — affiliated ......................................... $ 22,090,135 $ 228,515 $ 861,700 $ 638,445

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
iShares iBonds
Oct 2033 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 124,143,059 $ 51,492,600 $ 39,152,334 $ 49,653,076
Investments, at value — affiliated
(b)
............................................ 515,703 2,008 46,557 858
Cash ............................................................... 1 — 1 —
Receivables: – – – –
Investment s sold ...................................................... — 10,959,322 — —
Capital shares sold ..................................................... 5,601 121 — —
Dividends — affiliated ................................................... 1,097 87 138 90
Interest — unaffiliated ................................................... 61,933 19,882 46,633 185,489
Total a ssets ...........................................................
124,727,394 62,474,020 39,245,663 49,839,513
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 395,988 10,933,458 21,133 —
Investment advisory fees ................................................. 9,722 3,818 3,070 3,958
Total li abilities ..........................................................
405,710 10,937,276 24,203 3,958
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 124,321,684 $ 51,536,744 $ 39,221,460 $ 49,835,555
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 122,091,791 $ 50,492,683 $ 38,383,276 $ 48,931,953
Accumulated earnings .................................................... 2,229,893 1,044,061 838,184 903,602
NET ASSETS ..........................................................
$ 124,321,684 $ 51,536,744 $ 39,221,460 $ 49,835,555
NET ASSET VALUE
Shares outstanding ......................................................
4,700,000 1,950,000 1,500,000 1,900,000
Net asset value .........................................................
$ 26.45 $ 26.43 $ 26.15 $ 26.23
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 122,700,047 $ 50,727,245 $ 38,538,276 $ 49,011,207
(b)
  Investments, at cost — affiliated ......................................... $ 515,703 $ 2,008 $ 46,557 $ 858

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2035 Term
TIPS ETF
iShares iBonds
Oct 2036 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 35,784,116 $ 6,312,162
Investments, at value — affiliated
(b)
........................................................................... 14,423 451
Receivables: – –
Capital shares sold .................................................................................... — 25
Dividends — affiliated .................................................................................. 102 1
Interest — unaffiliated .................................................................................. 206,366 34,787
Total a ssets ..........................................................................................
36,005,007 6,347,426
LIABILITIES
Payables: – –
Investment advisory fees ................................................................................ 2,717 354
Total li abilities .........................................................................................
2,717 354
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 36,002,290 $ 6,347,072
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 35,736,645 $ 6,286,681
Accumulated earnings ................................................................................... 265,645 60,391
NET ASSETS .........................................................................................
$ 36,002,290 $ 6,347,072
NET ASSET VALUE
Shares outstanding .....................................................................................
1,400,000 250,000
Net asset value ........................................................................................
$ 25.72 $ 25.39
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 35,686,724 $ 6,280,403
(b)
  Investments, at cost — affiliated ..................................................................... $ 14,423 $ 451

Statements of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
16
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
iShares iBonds
Oct 2029 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 81,369 $ 2,066 $ 3,682 $ 1,990
Interest — unaffiliated
(a)
............................................ 1,003,088 1,262,432 1,896,584 1,183,860
Total investment income .............................................
1,084,457 1,264,498 1,900,266 1,185,850
EXPENSES
Investment advisory .............................................. 35,380 36,702 57,567 33,025
Total e xpenses ...................................................
35,380 36,702 57,567 33,025
Less: – – – –
Investment advisory fees waived ..................................... (1,965) (46) (81) (47)
Total ex penses after fees waived .......................................
33,415 36,656 57,486 32,978
Net investment income ..............................................
1,051,042 1,227,842 1,842,780 1,152,872
REALIZED AND UNREALIZED GAIN (LOSS) $ 681,914 $ 572,981 $ 710,933 $ 426,128
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 3,548 $ (3,150) $ (8,546) $ (7,565)
In-kind redemptions — unaffiliated
(b)
................................. 54,391 30,471 97,120 —
57,939 27,321 88,574 (7,565)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 623,976 545,661 622,359 433,693
Net realized and unrealized gain .......................................
681,915 572,982 710,933 426,128
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 1,732,957 $ 1,800,824 $ 2,553,713 $ 1,579,000
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
17
Statements of Operations
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
iShares iBonds
Oct 2033 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 2,221 $ 179 $ 452 $ 649
Interest — unaffiliated
(a)
............................................ 1,718,043 718,543 583,034 782,305
Total investment income .............................................
1,720,264 718,722 583,486 782,954
EXPENSES
Investment advisory .............................................. 50,330 19,525 15,496 21,158
Total e xpenses ...................................................
50,330 19,525 15,496 21,158
Less: – – – –
Investment advisory fees waived ..................................... (43) (6) (9) (17)
Total ex penses after fees waived .......................................
50,287 19,519 15,487 21,141
Net investment income ..............................................
1,669,977 699,203 567,999 761,813
REALIZED AND UNREALIZED GAIN (LOSS) $ 468,452 $ 107,390 $ 100,771 $ 1,075
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 14,810 $ (97) $ (4,642) $ (6,936)
In-kind redemptions — unaffiliated
(b)
................................. 70,212 — — —
85,022 (97) (4,642) (6,936)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 383,432 107,486 105,413 8,013
Net realized and unrealized gain .......................................
468,454 107,389 100,771 1,077
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 2,138,431 $ 806,592 $ 668,770 $ 762,890
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
18
iShares iBonds
Oct 2035 Term
TIPS ETF
iShares iBonds
Oct 2036 Term
TIPS ETF
(a)
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 734 $ 1
Interest — unaffiliated
(b)
.............................................................................. 498,715 29,005
Total investment income ...............................................................................
499,449 29,006
EXPENSES
Investment advisory ................................................................................ 13,251 374
Total e xpenses .....................................................................................
13,251 374
Less: – –
Investment advisory fees waived ....................................................................... (17) —
Total ex penses after fees waived .........................................................................
13,234 374
Net investment income ................................................................................
486,215 28,632
REALIZED AND UNREALIZED GAIN (LOSS) $ (30,083) $ 31,759
Net realized loss from:
Investments — unaffiliated ......................................................................... $ (19,354) $ —
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (10,730) 31,759
Net realized and unrealized gain (loss) .....................................................................
(30,084) 31,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 456,131 $ 60,391
(a)
For the period from March 25, 2026 (commencement of operations) to April 30, 2026.
(b)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2026 Term TIPS ETF iShares iBonds Oct 2027 Term TIPS ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,051,042 $ 2,089,220 $ 1,227,842 $ 1,936,099
Net realized gain (loss) ............................................ 57,939 (4,084) 27,321 (4,202)
Net change in unrealized appreciation (depreciation) ........................ 623,976 (8,130) 545,661 225,807
Net increase in net assets resulting from operations ...........................
1,732,957 2,077,006 1,800,824 2,157,704
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(932,719)
(b)
(1,894,314) (933,566)
(b)
(1,753,076)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
14,190,470 44,991,788 36,294,540 40,163,063
NET ASSETS
Total increase in net assets ........................................... 14,990,708 45,174,480 37,161,798 40,567,691
Beginning of period ................................................
65,525,555 20,351,075 59,742,482 19,174,791
End of period ....................................................
$ 80,516,263 $ 65,525,555 $ 96,904,280 $ 59,742,482
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds Oct 2028 Term TIPS ETF iShares iBonds Oct 2029 Term TIPS ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,842,780 $ 2,744,459 $ 1,152,872 $ 1,672,212
Net realized gain (loss) ............................................ 88,574 (21,451) (7,565) (26,252)
Net change in unrealized appreciation (depreciation) ........................ 622,359 600,735 433,693 666,435
Net increase in net assets resulting from operations ...........................
2,553,713 3,323,743 1,579,000 2,312,395
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,447,215)
(b)
(2,405,576) (849,676)
(b)
(1,508,243)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
45,757,500 78,068,955 44,526,015 32,455,729
NET ASSETS
Total increase in net assets ........................................... 46,863,998 78,987,122 45,255,339 33,259,881
Beginning of period ................................................
99,436,598 20,449,476 51,189,819 17,929,938
End of period ....................................................
$ 146,300,596 $ 99,436,598 $ 96,445,158 $ 51,189,819
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2030 Term TIPS ETF iShares iBonds Oct 2031 Term TIPS ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,669,977 $ 2,514,289 $ 699,203 $ 1,208,575
Net realized gain (loss) ............................................ 85,022 316,516 (97) (10,560)
Net change in unrealized appreciation (depreciation) ........................ 383,432 974,998 107,486 599,329
Net increase in net assets resulting from operations ...........................
2,138,431 3,805,803 806,592 1,797,344
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,650,177)
(b)
(2,185,245) (550,259)
(b)
(1,100,878)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
35,402,126 70,160,210 19,704,677 14,250,233
NET ASSETS
Total increase in net assets ........................................... 35,890,380 71,780,768 19,961,010 14,946,699
Beginning of period ................................................
88,431,304 16,650,536 31,575,734 16,629,035
End of period ....................................................
$ 124,321,684 $ 88,431,304 $ 51,536,744 $ 31,575,734
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Oct 2032 Term TIPS ETF iShares iBonds Oct 2033 Term TIPS ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 567,999 $ 951,944 $ 761,813 $ 1,247,378
Net realized loss ................................................ (4,642) (5,417) (6,936) (10,365)
Net change in unrealized appreciation (depreciation) ........................ 105,413 461,848 8,013 543,983
Net increase in net assets resulting from operations ...........................
668,770 1,408,375 762,890 1,780,996
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(442,008)
(b)
(869,876) (628,872)
(b)
(1,125,956)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
12,945,592 14,099,906 10,433,017 20,781,103
NET ASSETS
Total increase in net assets ........................................... 13,172,354 14,638,405 10,567,035 21,436,143
Beginning of period ................................................
26,049,106 11,410,701 39,268,520 17,832,377
End of period ....................................................
$ 39,221,460 $ 26,049,106 $ 49,835,555 $ 39,268,520
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2035 Term TIPS ETF
iShares iBonds Oct
2036 Term TIPS ETF
Six Months Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 486,215 $ 224,474 $ 28,632
Net realized loss ................................................................. (19,354) (16,194) —
Net change in unrealized appreciation (depreciation) ......................................... (10,730) 108,122 31,759
Net increase in net assets resulting from operations ............................................
456,131 316,402 60,391
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(342,937)
(c)
(163,951) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
16,595,904 19,140,741 6,286,681
NET ASSETS
Total increase in net assets ............................................................ 16,709,098 19,293,192 6,347,072
Beginning of period .................................................................
19,293,192 — —
End of period .....................................................................
$ 36,002,290 $ 19,293,192 $ 6,347,072
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
24
iShares iBonds Oct 2026 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................
$ 25.70  $ 25.44  $ 25.01  $ 25.00
Net investment income
(b)
...................................................
0 .38  1 .23  1 .31  0 .22
Net realized and unrealized gain (loss)
(c)
.........................................
0.23  0.09  0.31  (0.21)
Net increase from investment operations .......................................... 0.61  1.32  1.62  0.01
Distributions from net investment income
(d)
...................................... (0.34)
(e)
(1.06) (1.19) —
Net asset value, end of period ................................................ $ 25.97  $ 25.70  $ 25.44  $ 25.01
Total Return
(f)
Based on net asset value .................................................... 2.45%
(g)
5.25% 6.60% 0.03%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ...............................................
0.09%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income ......................................................
2.97%
(i)
4.76% 5.15% 6.62%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 80,516  $ 65,526  $ 20,351  $ 3,751
Portfolio turnover rate
(j)
...................................................... 0% 0% 0%
(k)
0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Oct 2027 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................
$ 25.97  $ 25.57  $ 24.89  $ 25.00
Net investment income
(b)
..................................................
0 .43  1 .23  1 .28  0 .22
Net realized and unrealized gain (loss)
(c)
........................................
0.15  0.21  0.51  (0.33)
Net increase (decrease) from investment operations ................................. 0.58  1.44  1.79  (0.11)
Distributions from net investment income
(d)
..................................... (0.36)
(e)
(1.04) (1.11) —
Net asset value, end of period ............................................... $ 26.19  $ 25.97  $ 25.57  $ 24.89
Total Return
(f)
Based on net asset value ................................................... 2.25%
(g)
5.75% 7.27% (0.44)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ..............................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .....................................................
3.35%
(i)
4.75% 5.02% 6.46%
(i)
Supplemental Data
Net assets, end of period (000) ............................................... $ 96,904  $ 59,742  $ 19,175  $ 4,978
Portfolio turnover rate
(j)
..................................................... 0%
(k)
0%
(k)
0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
26
iShares iBonds Oct 2028 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 26.17  $ 25.56  $ 24.77  $ 25.00
Net investment income
(b)
....................................................
0 .41  1 .18  1 .23  0 .20
Net realized and unrealized gain (loss)
(c)
..........................................
0.13  0.41  0.63  (0.43)
Net increase (decrease) from investment operations ................................... 0.54  1.59  1.86  (0.23)
Distributions
(d)
– – – –
From net investment income .................................................
( 0 .35 )
(e)
( 0 .97 ) ( 1 .07 ) —
From net realized gain ......................................................
—  ( 0 .01 ) —  —
Total distributions .......................................................... (0.35) (0.98) (1.07) —
Net asset value, end of period ................................................. $ 26.36  $ 26.17  $ 25.56  $ 24.77
Total Return
(f)
Based on net asset value ..................................................... 2.08%
(g)
6.29% 7.60% (0.91)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .......................................................
3.20%
(i)
4.53% 4.81% 6.05%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 146,301  $ 99,437  $ 20,449  $ 3,716
Portfolio turnover rate
(j)
....................................................... 1% 10% 10% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Oct 2029 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 26.25  $ 25.61  $ 24.73  $ 25.00
Net investment income
(b)
....................................................
0 .45  1 .25  1 .20  0 .19
Net realized and unrealized gain (loss)
(c)
..........................................
0.09  0.47  0.76  (0.46)
Net increase (decrease) from investment operations ................................... 0.54  1.72  1.96  (0.27)
Distributions from net investment income
(d)
....................................... (0.37)
(e)
(1.08) (1.08) —
Net asset value, end of period ................................................. $ 26.42  $ 26.25  $ 25.61  $ 24.73
Total Return
(f)
Based on net asset value ..................................................... 2.08%
(g)
6.81% 8.02% (1.06)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .......................................................
3.49%
(i)
4.79% 4.67% 6.46%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 96,445  $ 51,190  $ 17,930  $ 3,710
Portfolio turnover rate
(j)
....................................................... 1% 8% 57% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
28
iShares iBonds Oct 2030 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................
$ 26.40  $ 25.62  $ 24.50  $ 25.00
Net investment income
(b)
...................................................
0 .43  1 .26  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.........................................
0.08  0.53  0.96  (0.69)
Net increase (decrease) from investment operations .................................. 0.51  1.79  2.19  (0.50)
Distributions
(d)
– – – –
From net investment income ................................................
( 0 .37 )
(e)
( 1 .01 ) ( 1 .07 ) —
From net realized gain .....................................................
( 0 .09 ) —  —  —
Total distributions ......................................................... (0.46) (1.01) (1.07) —
Net asset value, end of period ................................................ $ 26.45  $ 26.40  $ 25.62  $ 24.50
Total Return
(f)
Based on net asset value .................................................... 1.98%
(g)
7.10% 9.03% (1.99)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ...............................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income ......................................................
3.32%
(i)
4.79% 4.82% 6.69%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 124,322  $ 88,431  $ 16,651  $ 2,450
Portfolio turnover rate
(j)
...................................................... 10% 79% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Oct 2031 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................
$ 26.31  $ 25.58  $ 24.36  $ 25.00
Net investment income
(b)
...................................................
0 .47  1 .29  1 .26  0 .20
Net realized and unrealized gain (loss)
(c)
.........................................
0.04  0.56  1.03  (0.84)
Net increase (decrease) from investment operations .................................. 0.51  1.85  2.29  (0.64)
Distributions from net investment income
(d)
...................................... (0.39)
(e)
(1.12) (1.07) —
Net asset value, end of period ................................................ $ 26.43  $ 26.31  $ 25.58  $ 24.36
Total Return
(f)
Based on net asset value .................................................... 1.94%
(g)
7.35% 9.47% (2.54)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ...............................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income ......................................................
3.58%
(i)
4.97% 4.93% 6.79%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 51,537  $ 31,576  $ 16,629  $ 2,436
Portfolio turnover rate
(j)
...................................................... 28% 0% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
30
iShares iBonds Oct 2032 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................
$ 26.05  $ 25.36  $ 24.27  $ 25.00
Net investment income
(b)
...................................................
0 .47  1 .29  1 .30  0 .20
Net realized and unrealized gain (loss)
(c)
.........................................
0.01  0.53  1.05  (0.93)
Net increase (decrease) from investment operations .................................. 0.48  1.82  2.35  (0.73)
Distributions from net investment income
(d)
...................................... (0.38)
(e)
(1.13) (1.26) —
Net asset value, end of period ................................................ $ 26.15  $ 26.05  $ 25.36  $ 24.27
Total Return
(f)
Based on net asset value .................................................... 1.87%
(g)
7.33% 9.78% (2.92)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ...............................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income ......................................................
3.67%
(i)
5.03% 5.11% 6.99%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 39,221  $ 26,049  $ 11,411  $ 3,641
Portfolio turnover rate
(j)
...................................................... 0%
(k)
1% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Oct 2033 Term TIPS ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................
$ 26.18  $ 25.47  $ 24.16  $ 25.00
Net investment income
(b)
....................................................
0 .47  1 .28  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
..........................................
(0.03) 0.53  1.13  (1.03)
Net increase (decrease) from investment operations ................................... 0.44  1.81  2.36  (0.84)
Distributions from net investment income
(d)
....................................... (0.39)
(e)
(1.10) (1.05) —
Net asset value, end of period ................................................. $ 26.23  $ 26.18  $ 25.47  $ 24.16
Total Return
(f)
Based on net asset value ..................................................... 1.72%
(g)
7.25% 9.84% (3.35)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .......................................................
3.60%
(i)
4.98% 4.79% 6.60%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 49,836  $ 39,269  $ 17,832  $ 3,624
Portfolio turnover rate
(j)
....................................................... 1% 1% 5% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
32
iShares iBonds Oct 2035 Term TIPS
ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 25.72  $ 25.00
Net investment income
(b)
................................................................................
0 .47  0 .76
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.12) 0.44
Net increase from investment operations ....................................................................... 0.35  1.20
Distributions from net investment income
(d)
................................................................... (0.35)
(e)
(0.48)
Net asset value, end of period ............................................................................. $ 25.72  $ 25.72
Total Return
(f)
Based on net asset value ................................................................................. 1.35%
(g)
4.85%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.10%
(i)
0.10%
(i)
Total expenses after fees waived ............................................................................
0.10%
(i)
0.10%
(i)
Net investment income ...................................................................................
3.67%
(i)
4.97%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 36,002  $ 19,293
Portfolio turnover rate
(j)
................................................................................... 9% 51%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
33
Financial Highlights
iShares iBonds
Oct 2036 Term
TIPS ETF
Period from
03/25/26
(a)
to 04/30/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .19
Net realized and unrealized gain
(c)
.........................................................................................
0.20
Net increase from investment operations ...................................................................................... 0.39
Net asset value, end of period ............................................................................................ $ 25.39
Total Return
(d)
Based on net asset value ................................................................................................ 1.55%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.10%
(g)
Net investment income ..................................................................................................
7.65%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 6,347
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
iBonds Oct 2026 Term TIPS .............................................................................................. Diversified
iBonds Oct 2027 Term TIPS .............................................................................................. Diversified
iBonds Oct 2028 Term TIPS .............................................................................................. Diversified
iBonds Oct 2029 Term TIPS .............................................................................................. Diversified
iBonds Oct 2030 Term TIPS .............................................................................................. Diversified
iBonds Oct 2031 Term TIPS .............................................................................................. Diversified
iBonds Oct 2032 Term TIPS .............................................................................................. Diversified
iBonds Oct 2033 Term TIPS .............................................................................................. Diversified
iBonds Oct 2035 Term TIPS .............................................................................................. Diversified
iBonds Oct 2036 Term TIPS
(a)
............................................................................................ Diversified
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
36
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Amounts Waived
iBonds Oct 2026 Term TIPS .............................................................................................. $ 1,965
iBonds Oct 2027 Term TIPS .............................................................................................. 46
iBonds Oct 2028 Term TIPS .............................................................................................. 81
iBonds Oct 2029 Term TIPS .............................................................................................. 47
iBonds Oct 2030 Term TIPS .............................................................................................. 43
iBonds Oct 2031 Term TIPS .............................................................................................. 6
iBonds Oct 2032 Term TIPS .............................................................................................. 9
iBonds Oct 2033 Term TIPS .............................................................................................. 17
iBonds Oct 2035 Term TIPS .............................................................................................. 17

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Oct 2026 Term TIPS ............................................................................... $ — $ 17,675,775
iBonds Oct 2027 Term TIPS ............................................................................... 111,142 787,722
iBonds Oct 2028 Term TIPS ............................................................................... 660,492 1,397,583
iBonds Oct 2029 Term TIPS ............................................................................... 667,650 851,342
iBonds Oct 2030 Term TIPS ............................................................................... 10,461,055 11,771,015
iBonds Oct 2031 Term TIPS ............................................................................... 10,954,144 11,522,249
iBonds Oct 2032 Term TIPS ............................................................................... 73,958 446,966
iBonds Oct 2033 Term TIPS ............................................................................... 260,419 640,292
iBonds Oct 2035 Term TIPS ............................................................................... 2,443,936 2,528,941
iBonds Oct 2036 Term TIPS ............................................................................... 1,245,660 —
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Oct 2026 Term TIPS ............................................................................... $ — $ 4,881,900
iBonds Oct 2027 Term TIPS ............................................................................... 29,436,354 2,218,031
iBonds Oct 2028 Term TIPS ............................................................................... 49,376,609 3,876,001
iBonds Oct 2029 Term TIPS ............................................................................... 44,249,802 —
iBonds Oct 2030 Term TIPS ............................................................................... 37,906,368 2,619,648
iBonds Oct 2031 Term TIPS ............................................................................... 19,696,510 —
iBonds Oct 2032 Term TIPS ............................................................................... 12,919,406 —
iBonds Oct 2033 Term TIPS ............................................................................... 10,399,959 —
iBonds Oct 2035 Term TIPS ............................................................................... 16,484,155 —
iBonds Oct 2036 Term TIPS ............................................................................... 5,013,106 —

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
iBonds Oct 2026 Term TIPS .............................................................................................. $ (8,037)
iBonds Oct 2027 Term TIPS .............................................................................................. (5,064)
iBonds Oct 2028 Term TIPS .............................................................................................. (21,451)
iBonds Oct 2029 Term TIPS .............................................................................................. (113,939)
iBonds Oct 2031 Term TIPS .............................................................................................. (14,062)
iBonds Oct 2032 Term TIPS .............................................................................................. (7,915)
iBonds Oct 2033 Term TIPS .............................................................................................. (28,760)
iBonds Oct 2035 Term TIPS .............................................................................................. (16,194)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Oct 2026 Term TIPS .......................................... $ 101,831,272 $ 715,383 $ – $ 715,383
iBonds Oct 2027 Term TIPS .......................................... 95,828,581 956,358 – 956,358
iBonds Oct 2028 Term TIPS .......................................... 145,202,948 1,405,597 – 1,405,597
iBonds Oct 2029 Term TIPS .......................................... 95,530,871 1,317,746 – 1,317,746
iBonds Oct 2030 Term TIPS .......................................... 123,215,750 1,443,012 – 1,443,012
iBonds Oct 2031 Term TIPS .......................................... 50,729,253 775,185 (9,830) 765,355
iBonds Oct 2032 Term TIPS .......................................... 38,584,833 614,058 – 614,058
iBonds Oct 2033 Term TIPS .......................................... 49,013,206 640,728 – 640,728
iBonds Oct 2035 Term TIPS .......................................... 35,701,147 97,392 – 97,392
iBonds Oct 2036 Term TIPS .......................................... 6,280,854 31,759 – 31,759

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
iBonds Oct 2026 Term TIPS
Shares sold 750,000 $ 19,317,634 1,750,000 $ 44,991,788
Shares redeemed
(200,000) (5,127,164) — —
550,000 $ 14,190,470 1,750,000 $ 44,991,788
iBonds Oct 2027 Term TIPS
Shares sold 1,500,000 $ 38,898,702 1,550,000 $ 40,163,063
Shares redeemed
(100,000) (2,604,162) — —
1,400,000 $ 36,294,540 1,550,000 $ 40,163,063
iBonds Oct 2028 Term TIPS
Shares sold 1,900,000 $ 49,654,487 3,000,000 $ 78,068,955
Shares redeemed
(150,000) (3,896,987) — —
1,750,000 $ 45,757,500 3,000,000 $ 78,068,955
iBonds Oct 2029 Term TIPS
Shares sold 1,700,000 $ 44,526,015 1,250,000 $ 32,455,729
iBonds Oct 2030 Term TIPS
Shares sold 1,450,000 $ 38,029,885 2,700,000 $ 70,160,210
Shares redeemed
(100,000) (2,627,759) — —
1,350,000 $ 35,402,126 2,700,000 $ 70,160,210
iBonds Oct 2031 Term TIPS
Shares sold 750,000 $ 19,704,677 550,000 $ 14,250,233
iBonds Oct 2032 Term TIPS
Shares sold 500,000 $ 12,945,592 550,000 $ 14,099,906
iBonds Oct 2033 Term TIPS
Shares sold 400,000 $ 10,433,017 800,000 $ 20,781,103
iBonds Oct 2035 Term TIPS
Shares sold 650,000 $ 16,595,904 750,000 $ 19,140,741
Period Ended
04/30/26
iShares ETF Shares Amount
iBonds Oct 2036 Term TIPS
(a)
Shares sold .......................................................................... 250,000 $ 6,286,681
(a)
The Fund commenced operations on March 25, 2026.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
41
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2026
iShares Semi-Annual Financial Statements and Additional Information
42
iShares iBonds Oct 2036 Term TIPS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
44
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 48.3%
(a)
iShares 0-3 Month Treasury Bond ETF ..... 215,470 $ 21,691,365
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 2,102,775 78,286,313
iShares Core Universal USD Bond ETF ..... 378,812 17,504,903
iShares Floating Rate Bond ETF
(b)
........ 773,738 39,491,587
iShares GNMA Bond ETF .............. 702,856 31,132,796
188,106,964
International Fixed Income — 10.0%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 964,629 38,961,365
Investment Grade Bonds — 39.6%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 884,692 43,889,570
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(b)
...................... 699,994 37,302,680
iShares Broad USD Investment Grade
Corporate Bond ETF ................ 758,609 38,878,711
iShares Investment Grade Systematic Bond
ETF ........................... 752,939 33,972,608
154,043,569
Mortgage-Backed Securities — 2.0%
iShares MBS ETF
(a)
.................. 81,937 7,765,989
Total Long-Term Investments — 99.9%
(Cost: $ 387,768,884 ) ................................ 388,877,887
Short-Term Securities
Money Market Funds — 34 .1%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d)
................... 132,239,196 132,278,868
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 398,799 398,799
Total Short-Term Securities — 34 .1%
(Cost: $ 132,670,357 ) .............................. 132,677,667
Total Investments — 134 .0%
(Cost: $ 520,439,241 ) .............................. 521,555,554
Liabilities in Excess of Other Assets — (34.0) % ............ (132,277,062)
Net Assets — 100.0% ............................... $ 389,278,492
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Yield Optimized Bond ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 95,341,270 $ 36,957,153
(a)
$ — $ (25,356) $ 5,801 $ 132,278,868 132,239,196 $ 92,672
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 279,635 119,164
(a)
— — — 398,799 398,799 6,931 —
iShares 0-3 Month Treasury
Bond ETF ............ 24,882,775 6,152,430 (9,337,506) (7,707) 1,373 21,691,365 215,470 351,921 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 40,557,852 11,935,977 (7,335,635) 59,573 (1,328,197) 43,889,570 884,692 978,338 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 30,945,126 9,994,160 (3,216,580) 22,876 (442,902) 37,302,680 699,994 737,816 —
iShares Broad USD High Yield
Corporate Bond ETF .... 57,893,382 21,267,425 (452,668) 8,399 (430,225) 78,286,313 2,102,775 2,194,814 —
iShares Broad USD Investment
Grade Corporate Bond ETF 16,196,202 23,511,524 (227,799) 1,217 (602,433) 38,878,711 758,609 689,716 —
iShares Core Universal USD
Bond ETF ............ 4,143,706 13,682,838 (102,580) 1,931 (220,992) 17,504,903 378,812 266,658 —
iShares Floating Rate Bond
ETF ................ 28,973,696 10,738,514 (228,813) 2,060 6,130 39,491,587 773,738 694,535 —
iShares GNMA Bond ETF ... 5,528,725 26,059,181 (192,628) 2,129 (264,611) 31,132,796 702,856 466,795 —
iShares Investment Grade
Systematic Bond ETF .... 29,442,743 9,153,975 (4,135,231) 24,978 (513,857) 33,972,608 752,939 719,817 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 29,437,022 10,242,289 (885,619) 13,334 154,339 38,961,365 964,629 1,011,445 —
iShares MBS ETF ........ 23,875,365 2,626,860 (18,726,188) 404,326 (414,374) 7,765,989 81,937 198,755 —
$ 507,760 $ (4,049,948) $ 521,555,554 $ 8,410,213 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 388,877,887 $ — $ — $ 388,877,887
Short-Term Securities
Money Market Funds ...................................... 132,677,667 — — 132,677,667
$ 521,555,554 $ — $ — $ 521,555,554

Statement of Assets and Liabilities
(unaudited)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 521,555,554
Receivables: –
Securities lending income — affiliated ...................................................................................... 23,297
Capital shares sold ................................................................................................... 2,461
Dividends — affiliated ................................................................................................. 1,326
Total a ssets .........................................................................................................
521,582,638
LIABILITIES
Collateral on securities loaned ............................................................................................. 132,304,146
Total li abilities ........................................................................................................
132,304,146
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 389,278,492
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 401,009,211
Accumulated loss ..................................................................................................... (11,730,719)
NET ASSETS ........................................................................................................
$ 389,278,492
NET ASSET VALUE
Shares outstanding ....................................................................................................
17,200,000
Net asset value .......................................................................................................
$ 22.63
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — affiliated ................................................................................... $ 520,439,241
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 129,474,673

Statement of Operations
(unaudited)

Six Months Ended April 30, 2026
7
Statement of Operations
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 8,317,541
Interest — unaffiliated ................................................................................................ 10
Securities lending income — affiliated — net ................................................................................ 92,672
Total investment income ................................................................................................
8,410,223
EXPENSES
Investment advisory ................................................................................................. 448,123
Total e xpenses ......................................................................................................
448,123
Less: –
Investment advisory fees waived ........................................................................................ (448,123)
Total ex penses after fees waived ..........................................................................................
—
Net investment income .................................................................................................
8,410,223
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,542,188)
Net realized gain from:
Investments — affiliated ............................................................................................ $ 462,454
In-kind redemptions — affiliated
(a)
...................................................................................... 45,306
507,760
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................ (4,049,948)
Net realized and unrealized loss ...........................................................................................
(3,542,188)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 4,868,035
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Yield Optimized Bond ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,410,223 $ 13,231,748
Net realized gain .................................................................................. 507,760 1,486,428
Net change in unrealized appreciation (depreciation) .......................................................... (4,049,948) 3,555,544
Net increase in net assets resulting from operations .............................................................
4,868,035 18,273,720
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(8,460,297)
(b)
(13,222,150)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
100,710,159 45,731,005
NET ASSETS
Total increase in net assets ............................................................................. 97,117,897 50,782,575
Beginning of period ..................................................................................
292,160,595 241,378,020
End of period ......................................................................................
$ 389,278,492 $ 292,160,595
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Yield Optimized Bond ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 22.91  $ 22.45  $ 21.08  $ 21.33  $ 25.03  $ 25.63
Net investment income
(a)
.........................
0 .59  1 .21  1 .12  0 .93  0 .64  0 .63
Net realized and unrealized gain (loss)
(b)
...............
(0.26) 0.47  1.38  (0.24) (3.70) (0.51)
Net increase (decrease) from investment operations ........ 0.33  1.68  2.50  0.69  (3.06) 0.12
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .61 )
(d)
( 1 .22 ) ( 1 .13 ) ( 0 .94 ) ( 0 .64 ) ( 0 .65 )
From net realized gain ...........................
—  —  —  —  —  ( 0 .07 )
Total distributions ............................... (0.61) (1.22) (1.13) (0.94) (0.64) (0.72)
Net asset value, end of period ...................... $ 22.63  $ 22.91  $ 22.45  $ 21.08  $ 21.33  $ 25.03
Total Return
(e)
Based on net asset value .......................... 1.43%
(f)
7.72% 12.09% 3.19% (12.39)% 0.47%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.28%
(h)
0.28% 0.28% 0.28% 0.28% 0.28%
Total expenses after fees waived .....................
0.00%
(h)
0.00%
(i)
0.00%
(i)
0.00% 0.00%
(i)
0.00%
(i)
Net investment income ............................
5.25%
(h)
5.38% 5.00% 4.27% 2.74% 2.49%
Supplemental Data
Net assets, end of period (000) ...................... $ 389,278  $ 292,161  $ 241,378  $ 100,128  $ 77,854  $ 148,924
Portfolio turnover rate
(j)
............................ 13% 96% 96% 39% 74% 57%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Rounds to less than 0.01%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedule of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
iShares ETF
Diversification
Classification
Yield Optimized Bond .................................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Citigroup Global Markets, Inc. .............................. $ 33,277,589 $ (33,277,589) $ – $ –
J.P. Morgan Securities LLC ............................... 66,862,289 (66,862,289) – –
RBC Capital Markets LLC ................................ 17,007,702 (17,007,702) – –
Wells Fargo Securities LLC ............................... 12,327,093 (12,327,093) – –
$ 129,474,673 $ (129,474,673) $ – $ –

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
12
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive its investment advisory fees for the Fund through February 28, 2031.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Yield Optimized Bond ............................................................................................... 0 .28%
iShares ETF Amounts Waived
Yield Optimized Bond .................................................................................................. $ 448,123

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
April 30, 2026, the Fund paid BTC $34,656 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. Purchases and Sales
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2026, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards of $13,394,897 available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
iShares ETF Purchases Sales
Yield Optimized Bond ................................................................................... $ 42,491,110 $ 42,573,751
iShares ETF
In-kind
Purchases
In-kind
Sales
Yield Optimized Bond ................................................................................... $ 102,874,061 $ 2,267,493
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Yield Optimized Bond .............................................. $ 520,439,803 $ 2,584,395 $ (1,468,644) $ 1,115,751

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
14
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
Yield Optimized Bond
Shares sold 4,550,000 $ 102,979,991 3,650,000 $ 82,704,019
Shares redeemed
(100,000) (2,269,832) (1,650,000) (36,973,014)
4,450,000 $ 100,710,159 2,000,000 $ 45,731,005

Additional Information
15
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Semi - Annual Financial Statements and Additional Information
16
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 22, 2026